UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2012

Date of reporting period: December 31, 2011

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES—98.27%

ALASKA—0.76%
City of Anchorage GO
Series A
5.00%, 06/01/22	(PR 06/01/12) (NPFGC)	$100	$102,004
Series C
4.25%, 08/01/12	(NPFGC)	125	127,930

			229,934

ARIZONA—5.61%
Arizona Transportation Board RB Highway Revenue Tolls Series A
5.00%, 07/01/12		200	204,760
City of Mesa GOL
5.25%, 07/01/12	(NPFGC-FGIC)	175	179,260
City of Tempe GO
5.00%, 07/01/12		200	204,822
City of Tucson RB Water Revenue
5.00%, 07/01/12	(AGM)	100	102,380
County of Pima RB Sewer Revenue
5.50%, 07/01/12	(AGM)	100	102,605
Maricopa County Community College District GO
5.00%, 07/01/12		220	225,304
Maricopa County Unified School District No. 80 Chandler GO
4.70%, 07/01/12	(NPFGC)	125	127,825
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.25%, 07/01/12	(AMBAC)	175	179,065
University of Arizona COP Lease Appropriation
5.50%, 06/01/13	(PR 06/01/12) (AMBAC)	375	383,182

			1,709,203

ARKANSAS—0.34%
State of Arkansas GO
4.00%, 08/01/12		100	102,222

			102,222

CALIFORNIA—11.73%
Chabot-Las Positas Community College District GO
4.00%, 08/01/12	(AMBAC)	100	102,104
City & County of San Francisco GO Series 2008
2.85%, 06/15/12		100	101,215
City of Los Angeles RB Sewer Revenue
Series A
5.00%, 06/01/25	(PR 06/01/12) (NPFGC-FGIC)	135	137,711
5.00%, 06/01/29	(PR 06/01/12) (NPFGC-FGIC)	200	204,016
5.00%, 06/01/30	(PR 06/01/12) (NPFGC-FGIC)	105	107,108

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

East Bay Municipal Utility District RB Water Revenue
5.00%, 06/01/12	(AGM)	125	127,546
Eastern Municipal Water District COP Water Revenue Series A
5.00%, 07/01/12	(NPFGC)	300	306,864
Los Angeles Community College District GO Series E
4.25%, 08/01/12	(AGM)	100	102,250
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue Series O
5.00%, 07/01/12	(AGM)	205	209,900
Los Angeles Department of Water & Power RB Electric Power & Light Revenues Series A
5.00%, 07/01/12	(NPFGC)	100	102,411
Los Angeles Department of Water & Power RB Water Revenue Series A-1
3.50%, 07/01/12	(AMBAC)	185	188,029
Los Angeles Unified School District GO
Series B
5.00%, 07/01/12	(AMBAC)	150	153,585
Series KRY
4.00%, 07/01/12		160	163,021
North Orange County Community College District GO Series A
5.38%, 08/01/19	(PR 08/01/12) (NPFGC)	100	104,000
Orange County Sanitation District COP Sewer Revenue Series A
4.00%, 08/01/12		100	102,198
San Diego Public Facilities Financing Authority RB Water Revenue
5.00%, 08/01/12	(NPFGC)	100	102,559
San Diego Unified School District GO Series D
4.00%, 07/01/12	(NPFGC-FGIC)	95	96,720
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue Series A
5.00%, 07/01/12	(NPFGC)	100	102,411
Saugus Union School District GO Series A
5.00%, 08/01/23	(PR 08/01/12) (FGIC)	100	102,788
Southern California Public Power Authority RB Electric Power & Light Revenues Series A-1
4.50%, 07/01/12	(AMBAC)	175	178,568
State of California GO
5.00%, 06/01/12		110	112,202
Series A
5.00%, 07/01/12	(NPFGC)	355	363,456
5.25%, 07/01/12		295	302,375

			3,573,037
COLORADO—2.25%
Colorado Department of Transportation RB Transit Revenue
5.25%, 06/15/12		220	225,071
5.38%, 06/15/13	(PR 06/15/12)	100	103,358
Platte River Power Authority RB Electric Power & Light Revenues Series EE
5.38%, 06/01/16	(PR 06/01/12)	150	153,241
Regional Transportation District COP Lease Revenue Series A
4.50%, 06/01/12	(AMBAC)	200	203,058

			684,728

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

CONNECTICUT—1.34%
State of Connecticut GO
Series B
5.50%, 06/15/18	(PR 06/15/12)	250	256,060
Series C
4.75%, 06/01/12		150	152,901

			408,961
DISTRICT OF COLUMBIA—0.49%
District of Columbia GO Series B
6.00%, 06/01/12	(NPFGC)	145	148,463

			148,463
FLORIDA—4.67%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
5.00%, 07/01/12		320	327,248
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/12	(AMBAC)	150	153,536
5.25%, 07/01/12	(AMBAC)	220	225,460
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
4.00%, 07/01/12		250	254,682
Series B
5.00%, 07/01/12	(NPFGC)	100	102,375
Miami-Dade County School Board GO
5.38%, 08/01/12	(AGM)	100	102,889
Palm Beach County School District COP Lease Appropriation Series C
5.00%, 08/01/27	(PR 08/01/12) (AGM)	100	102,782
State of Florida GO Series G
5.25%, 06/01/12	(NPFGC-FGIC)	150	153,177

			1,422,149
GEORGIA—2.34%
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/12	(NPFGC)	125	127,495
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series A
5.00%, 07/01/12	(AMBAC)	220	225,282
State of Georgia GO
Series D
4.00%, 08/01/12		100	102,241
5.00%, 08/01/15	(PR 08/01/12)	250	256,970

			711,988
HAWAII—0.67%
State of Hawaii GO Series DG
5.00%, 07/01/12	(AMBAC)	200	204,852

			204,852

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

ILLINOIS—3.48%
City of Chicago GO Series A
5.00%, 01/01/42	(PR 07/01/12) (AMBAC)	330	337,903
State of Illinois GO
First Series
5.25%, 08/01/12	(NPFGC)	290	297,746
5.38%, 07/01/15	(PR 07/01/12) (NPFGC)	215	220,556
Series A
4.50%, 06/01/12		100	101,620
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/12		100	102,078

			1,059,903
INDIANA—0.34%
Indianapolis Local Public Improvement Bond Bank RB Water Revenue Series A
5.50%, 07/01/15	(PR 07/01/12) (NPFGC)	100	102,621

			102,621
IOWA—1.04%
City of Des Moines GO Series E
5.00%, 06/01/20	(PR 06/01/12) (AGM)	185	188,650
Iowa Finance Authority RB Sewer Revenue
5.25%, 08/01/12		125	128,691

			317,341
KENTUCKY—0.34%
City of Bowling Green GO Series B
5.00%, 06/01/21	(PR 06/01/12)	100	102,004

			102,004
LOUISIANA—0.37%
State of Louisiana GO Series B
5.00%, 07/15/12	(CIFG)	110	112,856

			112,856

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

MARYLAND—2.52%
County of Baltimore GO
5.00%, 08/01/12		150	154,239
County of Frederick GO
3.50%, 06/01/12		125	126,738
County of Montgomery GO Series A
5.00%, 06/01/12		175	178,545
State of Maryland GO Second Series
5.50%, 07/15/12		200	205,766
Washington Suburban Sanitation District GO
4.25%, 06/01/12		100	101,712

			767,000
MASSACHUSETTS—6.10%
Commonwealth of Massachusetts GOL
5.00%, 07/01/12		200	204,852
Series D
5.38%, 08/01/19	(PR 08/01/12)	150	154,304
5.38%, 08/01/20	(PR 08/01/12) (NPFGC)	500	514,345
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.38%, 06/01/20	(PR 06/01/12) (FGIC)	250	255,352
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.25%, 07/01/12		175	179,438
5.25%, 07/01/18	(PR 07/01/12)	100	102,495
5.25%, 07/01/24	(PR 07/01/12)	300	307,563
Massachusetts School Building Authority RB Sales Tax Revenue Series A
5.00%, 08/15/12		135	139,039

			1,857,388
MICHIGAN—0.40%
Michigan Municipal Bond Authority RB Miscellaneous Revenue
5.00%, 06/01/12	(AGM)	120	121,720

			121,720
MINNESOTA—1.71%
County of Nobles GO Series C
3.00%, 08/01/12	(GTD)	110	111,628
State of Minnesota GO
4.00%, 08/01/12		300	306,714
5.00%, 08/01/16	(PR 08/01/12)	100	102,788

			521,130
NEVADA—4.10%
City of Reno RB Hotel Occupancy Tax
5.13%, 06/01/23	(PR 06/01/12) (NPFGC-FGIC)	250	255,140
Clark County School District GOL
Series B
5.00%, 06/15/12	(AMBAC)	150	153,190
5.00%, 06/15/12	(NPFGC-FGIC)	100	102,127
Series C

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

5.00%, 06/15/12	(AGM)	125	127,659
5.38%, 06/15/14	(PR 06/15/12) (NPFGC)	400	409,416
County of Clark GOL Series A
3.00%, 06/01/12		200	202,064

			1,249,596
NEW HAMPSHIRE—1.21% City of Manchester RB Miscellaneous Revenue
5.25%, 06/01/12	(NPFGC)	160	163,389
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series B
4.25%, 08/15/14	(PR 08/15/12) (AGM, GOI)	200	205,006

			368,395
NEW JERSEY—7.89% County of Middlesex GO
4.00%, 06/01/12		100	101,587
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 06/15/18	(PR 06/15/12) (NPFGC)	200	204,374
New Jersey Educational Facilities Authority RB College & University Revenue Series K
3.30%, 07/01/12		200	203,176
New Jersey Transportation Trust Fund Authority RB Federal Grant Revenue Series A
5.00%, 06/15/12	(NPFGC-FGIC)	100	102,078
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series C
5.00%, 06/15/12		305	311,670
5.25%, 06/15/12	(FGIC)	200	204,602
New Jersey Water Supply Authority RB Water Revenue
5.00%, 08/01/12	(NPFGC)	115	118,141
State of New Jersey COP Lease Appropriation Series A
5.00%, 06/15/12	(AMBAC)	175	178,827
State of New Jersey GO
4.00%, 06/01/12		150	152,378
4.00%, 08/01/12		150	153,312
5.00%, 08/01/22	(PR 08/01/12) (FGIC)	530	544,617
5.25%, 08/01/18	(PR 08/01/12)	125	128,630

			2,403,392
NEW MEXICO—1.25%
Las Cruces School District No. 2 GO Series A
3.25%, 08/01/12	(SAW)	100	101,693
New Mexico Finance Authority RB Miscellaneous Revenue
4.25%, 06/01/12	(NPFGC)	100	101,692
Series B-1
2.00%, 06/01/12		75	75,567
New Mexico Finance Authority RB Transit Revenue Series B
5.00%, 06/15/12	(AMBAC)	100	102,157

			381,109

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

NEW YORK—11.20%
City of New York GO
Series B
5.25%, 08/01/12	150	154,332
Series C
5.50%, 08/01/12	100	103,035
Series D
5.25%, 06/01/27 (PR 06/01/12)	100	102,109
5.50%, 06/01/28 (PR 06/01/12)	200	204,428
Series E
5.00%, 08/01/12	300	308,226
Series G
3.60%, 08/01/12	100	101,923
5.50%, 08/01/12 (XLCA)	170	175,143
Series J-1
4.00%, 08/01/12	150	153,236
Series K
4.00%, 08/01/12	160	163,451
5.00%, 08/01/12	175	179,831
Long Island Power Authority RB Electric Power & Light Revenues Series B
5.25%, 06/01/12	150	153,066
Metropolitan Transportation Authority RB Transit Revenue Series C
5.13%, 07/01/14 (PR 07/01/12) (AGM)	150	153,687
New York City Municipal Water Finance Authority RB Sewer Revenue Series B
5.00%, 06/15/12	150	153,347
New York City Transitional Finance Authority RB Sales Tax Revenue
5.00%, 08/01/12	90	92,564
Series A-1
5.00%, 08/01/12	10	10,278
New York State Dormitory Authority RB College & University Revenue
5.25%, 07/01/20 (PR 07/01/12) (AMBAC)	125	128,151
5.38%, 07/01/22 (PR 07/01/12)	250	256,460
Series A
5.00%, 07/01/12 (NPFGC)	250	255,705
Series B
5.00%, 07/01/12	250	256,077
New York State Environmental Facilities Corp. RB Water Revenue Series B
5.00%, 06/15/12	100	102,231
Newark Central School District GO
5.00%, 06/15/12 (NPFGC-FGIC)	200	203,810

		3,411,090
NORTH CAROLINA—1.09%
City of Charlotte GO Series 2005
5.00%, 06/01/12	200	204,052
City of Charlotte RB Water Revenue Series B
5.00%, 06/01/12	125	127,533

		331,585

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

OHIO—2.38%
Cincinnati City School District GOL
5.00%, 06/01/12	(AGM)	100	102,004
Ohio State University (The) RB College & University Revenue Series A
5.00%, 06/01/12		150	152,994
State of Ohio GO
5.00%, 08/01/12	(AGM)	160	164,491
State of Ohio RB Miscellaneous Revenue Series 2010-1
5.00%, 06/15/12		100	102,167
University of Cincinnati RB College & University Revenue Series F
5.38%, 06/01/16	(PR 06/01/12)	200	204,322

			725,978
OKLAHOMA—0.27%
Grand River Dam Authority RB Electric Power & Light Revenues Series A
5.00%, 06/01/12	(AGM)	80	81,593

			81,593
OREGON—0.67%
Clackamas & Washington Counties West Linn-Wilsonville School District No. 3JT GO
4.00%, 06/15/12		100	101,746
Salem-Keizer School District No. 24J GO
5.00%, 06/15/12	(AGM, GTD)	100	102,190

			203,936
PENNSYLVANIA—1.68%
Central York School District GO
5.50%, 06/01/15	(PR 06/01/12) (FGIC, SAW)	100	102,214

Commonwealth of Pennsylvania GO Second Series
5.00%, 07/01/12	(NPFGC-FGIC)	150	153,639
Delaware Valley Regional Financial Authority RB Miscellaneous Revenue
5.50%, 07/01/12		250	255,915

			511,768
PUERTO RICO—4.09%
Commonwealth of Puerto Rico GO
5.50%, 07/01/12	(FGIC)	220	224,576
Series A
5.00%, 07/01/12		100	101,830
5.00%, 07/01/27	(PR 07/01/12)	250	256,015
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series II
5.25%, 07/01/22	(PR 07/01/12)
	(XLCA)	195	201,883
Series JJ
5.25%, 07/01/12	(XLCA)	100	102,118

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue Series A
5.50%, 07/01/12	(AMBAC)	100	102,080
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls Series D
5.25%, 07/01/38	(PR 07/01/12)	100	102,464
Puerto Rico Public Buildings Authority RB Lease Revenue
5.50%, 07/01/12	(GTD)	150	153,059

			1,244,025
TENNESSEE—0.75%
Metropolitan Government of Nashville & Davidson County GO Series B
5.00%, 08/01/12		125	128,485
State of Tennessee GO Series B
2.00%, 08/01/12		100	101,070

			229,555
TEXAS—4.44%
Alamo Community College District GOL
5.00%, 08/15/12	(NPFGC-FGIC)	75	77,235
Austin Independent School District GO
4.25%, 08/01/12	(NPFGC)	100	102,386
City of Corpus Christi RB Multiple Utility Revenue
5.00%, 07/15/12	(AGM)	100	102,606
City of Dallas GOL
5.00%, 08/15/12		100	103,011
City of El Paso GOL
5.00%, 08/15/12	(NPFGC-FGIC)	125	128,694
City of San Antonio GOL
5.25%, 08/01/12		215	221,444
County of Harris RB Highway Revenue Tolls Series B-1
5.00%, 08/15/12	(NPFGC-FGIC)	150	154,453
Houston Independent School District GOL
4.00%, 07/15/12		100	102,055
Keller Independent School District GO
5.00%, 08/15/12	(PSF)	150	154,567
South San Antonio Independent School District GO
4.75%, 08/15/26	(PR 08/15/12) (PSF)	100	102,818
University of Texas System RB College & University Revenue Series A
5.25%, 08/15/12		100	103,148

			1,352,417
UTAH—1.39%
Intermountain Power Agency RB Electric Power & Light Revenues Series A
5.25%, 07/01/12		140	143,483
State of Utah GO
Series A
5.00%, 07/01/12		100	102,437
Series B
4.00%, 07/01/12		175	178,385

			424,305

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

VIRGINIA—2.96%
City of Alexandria GO
5.00%, 06/15/12		100	102,213
City of Richmond GO Series A
5.00%, 07/15/12	(AGM)	100	102,646
Commonwealth of Virginia GO Series A
5.00%, 06/01/12		115	117,330
County of Loudoun GO Series A
5.00%, 07/01/12	(SAW)	200	204,852
Virginia Public Building Authority RB Miscellaneous Revenue Series A
5.00%, 08/01/12		115	118,249
Virginia Public School Authority RB Miscellaneous Revenue
4.00%, 07/15/12	(SAW)	250	255,137

			900,427
WASHINGTON—4.60%
Clark County School District No. 114 Evergreen GO
5.38%, 12/01/14	(PR 06/01/12) (AGM, GTD)	100	102,161
5.50%, 12/01/16	(PR 06/01/12) (AGM, GTD)	100	102,214
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/12		200	204,842
5.50%, 07/01/12	(NPFGC)	100	102,672
King County School District No. 1 Seattle GOL Series A
5.00%, 06/01/12	(GTD)	200	204,044
Pierce County School District No. 10 Tacoma GO Series A
5.00%, 06/01/12	(AGM, GTD)	100	102,023
State of Washington GO
5.00%, 07/01/12		200	204,842
Series A
5.00%, 07/01/27	(PR 07/01/12) (NPFGC-FGIC)	255	261,044
Series B
5.00%, 07/01/12		115	117,784

			1,401,626
WEST VIRGINIA—0.34%
State of West Virginia GO
5.00%, 06/01/12	(NPFGC-FGIC)	100	102,013

			102,013

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

WISCONSIN—1.46%
State of Wisconsin RB Miscellaneous Revenue Series 1
5.00%, 06/01/18	(PR 06/01/12)	200	204,008
State of Wisconsin RB Sewer Revenue Series 3
5.00%, 06/01/12		125	127,528
State of Wisconsin RB Transit Revenue Series B
5.00%, 07/01/12	(AMBAC)	110	112,663

			444,199

TOTAL MUNICIPAL BONDS & NOTES (Cost: $29,847,380)			29,924,509

Security		Shares	Value

SHORT-TERM INVESTMENTS—0.61%

MONEY MARKET FUNDS—0.61%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.01%(a)(b)		185,678	185,678

			185,678

TOTAL SHORT-TERM INVESTMENTS
(Cost: $185,678)			185,678

TOTAL INVESTMENTS IN SECURITIES—98.88%
(Cost: $30,033,058)			30,110,187
Other Assets, Less Liabilities—1.12%			342,491

NET ASSETS—100.00%			$30,452,678

COP - Certificates of Participation

GO - General Obligation

GOI - General Obligation of the Issuer

GOL - General Obligation Limited

GTD - Guaranteed by the Commonwealth, County or State

PR - Prerefunded

PSF - Permanent School Fund

RB - Revenue Bond

SAW - State Aid Withholding

Insured by:

AGM - Assured Guaranty Municipal Corp.

AMBAC - Ambac Financial Group Inc.

CIFG - CDC IXIS Financial Guaranty

FGIC - Financial Guaranty Insurance Co.

NPFGC - National Public Finance Guarantee Corp.

XLCA - XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES—98.19%

ALASKA—1.22%
Borough of North Slope GO Series A
0.00%, 06/30/13	(NPFGC)	$100	$98,898
City of Anchorage GO Series D
4.50%, 08/01/13	(AMBAC)	185	196,990
State of Alaska GO Series B
5.25%, 07/15/13	(AGM)	100	107,555

			403,443

ARIZONA—3.82%
Arizona State University RB College & University Revenue
5.00%, 07/01/13	(AGM)	100	106,901
Arizona Transportation Board RB Highway Revenue Tolls Series A
5.25%, 07/01/13		150	160,607
City of Glendale RB Sewer Revenue
5.25%, 07/01/13	(NPFGC-FGIC)	100	107,103
City of Phoenix GO Series A
5.00%, 07/01/13		105	112,328
City of Tucson RB Water Revenue Series A
5.00%, 07/01/13	(NPFGC-FGIC)	100	106,776
County of Pima GO
5.00%, 07/01/13	(NPFGC)	100	106,729
Maricopa County Unified School District No. 11 Peoria GOL
5.00%, 07/01/13	(AGM)	125	133,255
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/13	(AGM)	100	105,481
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue Series C
5.00%, 07/01/13		100	106,106
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13	(AMBAC)	105	111,476
Pima County Unified School District No. 1 Tucson GO Series A
5.00%, 07/01/13	(AGM)	100	106,651

			1,263,413

CALIFORNIA—20.19%
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.25%, 07/01/20	(PR 07/01/13)
	(AGM)	200	214,832
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13		445	464,967
5.00%, 06/15/13		1,450	1,536,014

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

County of Sacramento RB Port Airport & Marina Revenue Series B
5.00%, 07/01/13		165	174,311
El Camino Community College District GO Series A
5.00%, 08/01/18	(PR 08/01/13) (NPFGC)	350	375,935
Los Angeles Community College District GO Series E
5.00%, 08/01/13	(AGM)	110	117,433
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.25%, 07/01/13	(NPFGC)	100	107,197
Los Angeles Department of Water & Power RB Electric Power & Light Revenues Series A
5.00%, 07/01/13	(NPFGC)	250	267,058
Los Angeles Department of Water & Power RB Water Revenue Series A-1
5.00%, 07/01/13	(AMBAC)	100	106,901
Los Angeles Unified School District GO
Series A
5.00%, 07/01/13	(NPFGC)	100	106,651
5.00%, 07/01/24	(PR 07/01/13) (AGM)	270	289,013
5.00%, 01/01/28	(PR 07/01/13) (NPFGC)	215	230,140
5.25%, 07/01/20	(PR 07/01/13) (AGM)	150	161,124
5.38%, 07/01/18	(PR 07/01/13) (NPFGC)	250	269,010
5.50%, 07/01/15	(PR 07/01/13) (NPFGC)	95	102,401
Series F
5.00%, 07/01/13	(FGIC)	100	106,651
5.00%, 01/01/28	(PR 07/01/13) (FGIC)	250	267,605
Series KRY
5.00%, 07/01/13		135	143,979
Metropolitan Water District of Southern California RB Water Revenue
5.00%, 07/01/13		100	107,058
Morgan Hill Unified School District GO
5.00%, 08/01/13	(AMBAC)	150	159,495
San Jose Unified School District GO Series C
4.00%, 08/01/13	(NPFGC-FGIC)	100	105,460
Solano County Community College District GO Series A
5.00%, 08/01/19	(PR 08/01/13) (NPFGC)	150	161,115
Southern California Public Power Authority RB Electric Power & Light Revenues
6.75%, 07/01/13		100	108,450
State of California GO
5.00%, 06/01/13		180	191,164
Series A
5.25%, 07/01/13		220	235,591
5.25%, 07/01/13	(NPFGC)	535	573,574

			6,683,129

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

COLORADO—1.17%
Colorado Department of Transportation RB Transit Revenue Series B
5.50%, 06/15/13	(NPFGC)	260	279,479
University of Colorado RB College & University Revenue Series A
5.00%, 06/01/20	(PR 06/01/13) (NPFGC)	100	106,637

			386,116
CONNECTICUT—0.71%
State of Connecticut GO Series B
5.00%, 06/01/13	(NPFGC)	120	127,956
State of Connecticut ST
Series A
5.00%, 08/01/13	(AMBAC)	100	107,353

			235,309
DELAWARE—0.44%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/13	(NPFGC)	135	144,443

			144,443
DISTRICT OF COLUMBIA—1.29%
District of Columbia GO
Series B
5.00%, 06/01/13	(AGM)	100	106,455
5.00%, 06/01/13	(AMBAC)	300	319,836

			426,291
FLORIDA—4.50%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.13%, 07/01/13		80	83,689
5.00%, 07/01/13		175	185,348
Florida State Board of Education GO
Series B
5.25%, 06/01/13		110	117,673
Series C
5.00%, 06/01/13		100	106,622
Series G
5.25%, 06/01/13	(NPFGC-FGIC)	50	53,488
Series I
5.00%, 06/01/13	(GTD)	100	106,622
Florida State Board of Education RB Miscellaneous Revenue
Series C
4.00%, 07/01/13		125	131,522
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/13	(AMBAC)	260	277,090
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/13	(NPFGC-FGIC)	100	106,776
State of Florida GO
Series A
5.25%, 07/01/13		100	107,322
Series C
5.00%, 06/01/13	(GTD)	100	106,622
State of Florida RB Miscellaneous Revenue
6.00%, 07/01/13	(AMBAC)	100	107,862

			1,490,636

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

GEORGIA—2.59%
Chatham County School District GO
5.25%, 08/01/13	(AGM)	100	107,765
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/13	(AGM)	100	106,519
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13	(NPFGC)	100	106,519
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/13	(GTD)	105	111,131
State of Georgia GO
Series D
5.00%, 07/01/13		100	107,073
Series E
4.00%, 07/01/13		300	316,725

			855,732
HAWAII—1.04%
City & County of Honolulu GO Series B
5.00%, 07/01/13	(NPFGC)	100	106,979
City & County of Honolulu RB Sewer Revenue Series C
4.00%, 07/01/13	(NPFGC)	100	105,481
State of Hawaii GO Series DQ
4.00%, 06/01/13		125	131,491

			343,951
ILLINOIS—2.18%
Chicago Board of Education GO Series A
5.25%, 12/01/16	(PR 06/01/13) (NPFGC)	135	144,343
Chicago Transit Authority RB Federal Grant Revenue
5.25%, 06/01/13	(AMBAC)	105	110,579
Metropolitan Pier & Exposition Authority RB Hotel Occupancy Tax
5.38%, 06/01/13	(NPFGC-FGIC)	100	105,720
State of Illinois GO First Series
5.50%, 08/01/13	(NPFGC)	150	159,977
State of Illinois RB Sales Tax Revenue
4.50%, 06/15/13		100	105,436
First Series
5.25%, 06/15/13	(AGM)	90	95,937

			721,992
INDIANA—1.49%
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.00%, 06/01/28	(PR 06/01/13) (AGM)	100	106,682
5.25%, 06/01/14	(PR 06/01/13) (AGM)	150	160,553
5.25%, 06/01/16	(PR 06/01/13) (AGM)	210	224,773

			492,008

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

IOWA—0.32%
State of Iowa RB General Fund Series A
4.00%, 06/01/13		100	105,105

			105,105
KENTUCKY—0.32%
Kentucky Infrastructure Authority RB Miscellaneous Revenue Series A
5.25%, 08/01/13		100	107,379

			107,379
LOUISIANA—0.37%
State of Louisiana GO Series A
5.00%, 08/01/13	(NPFGC)	115	123,456

			123,456
MAINE—0.64%
Maine Turnpike Authority RB Highway Revenue Tolls
5.25%, 07/01/13	(AGM)	105	112,458
State of Maine GO
0.00%, 07/15/13		100	99,122

			211,580
MARYLAND—2.02%
State of Maryland GO Second Series
5.00%, 08/01/16	(PR 08/01/13)	310	332,971
Series A
3.00%, 08/15/13		220	229,658
Washington Suburban Sanitation District GO
4.00%, 06/01/13		100	105,266

			667,895
MASSACHUSETTS—3.36%
Commonwealth of Massachusetts GO Series A
5.25%, 08/01/13		125	134,684
Commonwealth of Massachusetts GOL Series A
5.25%, 08/01/13		115	123,909
Series D
4.38%, 08/01/13		125	132,955

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Commonwealth of Massachusetts RB Federal Grant Revenue
5.00%, 06/15/13		100	106,796
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series C
5.25%, 07/01/13		150	161,053
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/13	(AGM)	100	107,545
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/13		100	105,789
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.25%, 08/01/13	(NPFGC)	125	134,685
Town of Nantucket GOL
4.00%, 07/15/13		100	105,508

			1,112,924
MICHIGAN—1.13%
City of Detroit RB Water Revenue
Series B
5.25%, 07/01/32	(PR 07/01/13) (NPFGC)	100	107,354
Wayne County School District of the City of Detroit GO
Series A
5.25%, 05/01/28	(PR 05/01/13) (FGIC, Q-SBLF)	250	266,337

			373,691
MINNESOTA—1.85%
State of Minnesota GO
5.00%, 08/01/13		175	187,908
5.00%, 08/01/18	(PR 08/01/13)	100	107,376
Series F
4.00%, 08/01/13		300	317,517

			612,801
NEVADA—1.29%
Clark County School District GOL
Series A
5.00%, 06/15/13	(AGM)	200	212,622
5.00%, 06/15/13	(NPFGC-FGIC)	100	106,402
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/13		100	106,612

			425,636
NEW JERSEY—10.82%
County of Somerset GO
Series A
4.00%, 07/15/13		165	174,296
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series F
5.00%, 06/15/25	(PR 06/15/13) (FGIC)	210	224,463
5.00%, 06/15/26	(PR 06/15/13)	220	235,151
5.00%, 06/15/28	(PR 06/15/13)	200	213,774
5.25%, 06/15/21	(PR 06/15/13) (FGIC)	300	321,753

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

5.25%, 06/15/22	(PR 06/15/13) (FGIC)	250	268,128
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.50%, 0 06/15/13		150	161,421
Series C
5.00%, 06/15/13		190	203,085
5.50%, 06/15/16	(PR 06/15/13) (AGM)	115	123,756
5.50%, 06/15/17	(PR 06/15/13)	500	538,070
5.50%, 06/15/22	(PR 06/15/13)	690	742,537
State of New Jersey GO
5.00%, 0 08/01/13		100	107,318
Series H
5.25%, 07/01/13		250	268,305

			3,582,057

NEW MEXICO—0.75%
New Mexico Finance Authority RB Transit Revenue Series B
5.00%, 06/15/13	(AMBAC)	100	106,614
State of New Mexico RB Miscellaneous Taxes Series A-1
4.00%, 07/01/13		135	142,463

			249,077

NEW YORK—8.95%
City of New York GO Series B
5.00%, 08/01/13		150	160,725
Series C-1
5.00%, 08/15/13	(AGM)	155	166,470
Series E
5.25%, 08/01/13		100	107,544
Series F
5.00%, 08/01/13		145	155,368
Series G
5.00%, 08/01/13		425	455,387
Series J
5.50%, 06/01/23	(PR 06/01/13)	125	134,219
Series J-1
5.00%, 08/01/13		120	128,580
Long Island Power Authority RB Electric Power & Light Revenues Series B
5.25%, 06/01/13		115	122,409
New York City Municipal Water Finance Authority RB Water Revenue Series C
5.00%, 06/15/13		100	106,788
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
4.00%, 07/15/13	(NPFGC-FGIC)	100	105,200
New York City Transitional Finance Authority RB Sales Tax Revenue
4.00%, 08/01/13		235	248,568
New York Municipal Bond Bank Agency RB Miscellaneous Revenue Series C
5.50%, 06/01/13	(SAW)	200	213,590
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13		100	107,089
5.00%, 07/01/13	(GOI)	175	187,406

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

New York State Dormitory Authority RB Lease Revenue Series A
4.00%, 07/01/13		100	105,141
New York State Dormitory Authority RB Miscellaneous Revenue
4.00%, 07/01/13		100	105,125
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/13		230	246,192
5.50%, 06/15/13		100	107,768

			2,963,569

OHIO—4.13%
City of Cleveland GOL
5.25%, 08/01/22	(PR 08/01/13) (FGIC)	100	107,772
Columbus City School District GO
5.00%, 12/01/31	(PR 06/01/13) (FGIC)	500	533,185
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/13		105	112,031
Series A
5.00%, 06/01/13		100	106,696
State of Ohio GO Series C
5.00%, 08/01/13		250	268,383
State of Ohio RB Highway Revenue Tolls Series 2007-1
5.00%, 06/15/13	(AGM)	225	239,825

			1,367,892

OKLAHOMA—0.30%
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue Series A
4.00%, 07/01/13		95	100,134

			100,134

PENNSYLVANIA—1.88%
City of Philadelphia RB Water Revenue Series A
4.00%, 06/15/13	(AGM)	100	105,117
Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/13		125	133,782
Second Series
5.00%, 07/01/13	(NPFGC-FGIC)	160	171,242
Delaware River Joint Toll Bridge Commission RB Highway Revenue Tolls
5.25%, 07/01/13		100	106,107
Pennsylvania State University RB College & University Revenue Series B
5.00%, 08/15/13		100	106,881

			623,129

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

PUERTO RICO—3.42%
Commonwealth of Puerto Rico GO Series A
5.50%, 07/01/13	(FGIC)	250	263,562
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue Series A
5.00%, 07/01/13		250	260,050
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues Series SS
5.00%, 07/01/13	(NPFGC)	150	157,821
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
5.50%, 07/01/13	(FGIC)	120	126,510
Series A
5.50%, 07/01/13	(AMBAC)	110	115,968
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue Series C
5.50%, 07/01/13	(AMBAC)	200	209,856

			1,133,767

SOUTH CAROLINA—0.31%
State of South Carolina GO Series B
3.13%, 07/01/13		100	104,263

			104,263
TEXAS—4.30%
City of El Paso GOL
5.25%, 08/15/13	(NPFGC-FGIC)	100	107,686
City of San Antonio GOL
3.50%, 08/01/13		100	104,983
County of Denton GOL
4.00%, 07/15/13	(NPFGC)	150	158,307
County of Harris GO Series A
3.75%, 08/15/13		100	105,504
Ector County Independent School District GO
5.25%, 08/15/27	(PR 08/15/13) (PSF)	100	107,950
El Paso Independent School District GO
5.00%, 08/15/13		160	171,597
Lewisville Independent School District GO
5.00%, 08/15/13	(PSF)	100	107,630
Mesquite Independent School District GO
5.00%, 08/15/13	(PSF)	120	129,156
University of Texas System RB College & University Revenue
Series B
5.00%, 08/15/24	(PR 08/15/13)	250	268,225
Series C
5.25%, 08/15/13		150	161,925

			1,422,963

UTAH—1.98%
County of Salt Lake GO
5.00%, 06/15/13		100	106,887
Intermountain Power Agency RB Electric Power & Light Revenues Series A
5.25%, 07/01/13		30	32,042
State of Utah GO
4.00%, 07/01/13		100	105,590

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Series A
5.00%, 07/01/13		100	107,089
5.00%, 07/01/15	(PR 07/01/13)	135	144,465
Series B
4.00%, 07/01/13		150	158,385

			654,458

VIRGINIA—3.16%
City of Richmond GO Series A
5.00%, 07/15/13	(AGM)	100	107,283
Commonwealth of Virginia GO Series A
5.00%, 06/01/13		125	133,370
County of Arlington GO Series D
3.00%, 08/01/13		100	104,290
Virginia Public Building Authority RB Miscellaneous Revenue Series A
5.00%, 08/01/13		300	321,612
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/20	(PR 08/01/13)	120	128,951
Series B
5.00%, 08/01/13		135	145,038
Series C
4.75%, 08/01/26	(PR 08/01/13) (SAW)	100	107,064

			1,047,608

WASHINGTON—5.25%
Chelan County Public Utility District No. 1 RB Electric Power & Light Revenues Series A
5.00%, 07/01/13		100	106,713
Clark County School District No. 114 Evergreen GO
5.25%, 06/01/17	(PR 06/01/13) (AGM, GTD)	250	267,477
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/13	(NPFGC)	300	322,155
Series C
5.00%, 07/01/13		125	133,764
King County School District No. 1 Seattle GOL Series A
5.00%, 06/01/13	(GTD)	100	106,637
State of Washington GO
Series C
5.00%, 08/01/13		225	241,618
Series D
5.00%, 07/01/13		125	133,764
5.00%, 12/01/14	(PR 06/01/13) (NPFGC)	400	426,548

			1,738,676

WISCONSIN—1.00%
State of Wisconsin RB Miscellaneous Revenue
5.25%, 07/01/13	(AGM)	100	107,385
Series A
3.50%, 07/01/13		100	104,764
Series 2
5.50%, 06/01/13 (NPFGC)		110	118,080

			330,229

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $32,184,256)		32,504,752

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.52%

MONEY MARKET FUNDS—0.52%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.01%(a)(b)	172,061	172,061

		172,061

TOTAL SHORT-TERM INVESTMENTS
(Cost: $172,061)		172,061

TOTAL INVESTMENTS IN SECURITIES—98.71%
(Cost: $32,356,317)		32,676,813
Other Assets, Less Liabilities—1.29%		427,171

NET ASSETS—100.00%		$33,103,984

GO - General Obligation

GOI - General Obligation of the Issuer

GOL - General Obligation Limited

GTD - Guaranteed by the Commonwealth, County or State

PR - Prerefunded

PSF - Permanent School Fund

Q-SBLF - Qualified Student Bond Loan Fund

RB - Revenue Bond

SAW - State Aid Withholding

ST - Special Tax

Insured by:

AGM - Assured Guaranty Municipal Corp.

AMBAC - Ambac Financial Group Inc.

FGIC - Financial Guaranty Insurance Co.

NPFGC - National Public Finance Guarantee Corp.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES—98.17%

ARIZONA—3.54%
Arizona Transportation Board RB Highway Revenue Tolls Series A
5.00%, 07/01/14	$150	$165,816
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/14	160	177,504
City of Chandler RB Sales Tax Revenue
2.25%, 07/01/14	200	208,490
Maricopa County Unified School District No. 11 Peoria GO
5.00%, 07/01/14 (AGM)	250	276,162
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/14 (AGM)	100	108,590
Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/14 (NPFGC)	100	110,940
Surprise Municipal Property Corp. RB Lease Revenue
5.00%, 07/01/14 (AMBAC)	125	136,629

		1,184,131

CALIFORNIA—11.88%
City & County of San Francisco GO Series 2008
5.00%, 06/15/14	100	110,924
County of Orange RB General Fund Series A
5.00%, 06/01/14 (NPFGC)	100	109,901
County of Sacramento RB Port Airport & Marina Revenue Series D
3.30%, 07/01/14 (AGM)	125	131,405
Desert Sands Unified School District GO
5.00%, 06/01/14 (AGM)	100	109,790
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/14	100	110,834
Series E
5.00%, 07/01/14	100	110,834
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
3.00%, 07/01/14	250	264,690
5.00%, 07/01/14	100	110,967
Los Angeles Unified School District GO Series I
5.00%, 07/01/14	250	276,163
Metropolitan Water District of Southern California RB Water Revenue Series A
5.00%, 07/01/14	180	199,930
Sacramento Municipal Utility District RB Water Revenue
3.75%, 07/01/14 (NPFGC)	100	103,273
San Diego Unified School District GO
Series C-2
5.00%, 07/01/14 (AGM)	100	110,072
Series F
5.00%, 07/01/29 (PR 07/01/14) (AGM)	200	222,516

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue Series A
5.00%, 07/01/14 (NPFGC)	100	111,099
State of California GO
4.13%, 06/01/14	250	269,170
5.25%, 12/01/28 (PR 06/01/14)	200	223,022
Series A
4.13%, 07/01/14 (NPFGC)	235	256,345
5.25%, 07/01/14	1,025	1,142,523

		3,973,458
COLORADO—0.34%
Colorado Department of Transportation RB Transit Revenue Series B
5.50%, 06/15/14 (NPFGC)	100	112,065

		112,065
CONNECTICUT—0.66%
State of Connecticut GO Series B
5.00%, 06/01/14 (NPFGC)	200	221,182

		221,182
DELAWARE—0.96%
County of New Castle GOSeries A
4.25%, 07/15/14	150	164,208
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/14 (NPFGC)	140	155,539

		319,747
DISTRICT OF COLUMBIA—0.33%
District of Columbia GO Series E
5.00%, 06/01/14 (BHAC)	100	110,560

		110,560
FLORIDA—4.91%
County of Miami-Dade RB Sales Tax Revenue
5.00%, 07/01/14 (AGM)	100	109,393
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
5.00%, 07/01/14	400	432,260
Florida State Board of Education GO
Series A
5.00%, 06/01/14 (NPFGC-FGIC)	200	221,488
Series B
5.00%, 06/01/14	95	105,207
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/14 (AMBAC)	150	165,580
Series C
5.00%, 07/01/14	150	165,581

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Florida State Department of Environmental Protection RB Sales Tax Revenue Series B
5.00%, 07/01/14	(NPFGC)	300	330,531
Florida State Turnpike Authority RB Highway Revenue Series A
5.00%, 07/01/14		100	110,702

			1,640,742
GEORGIA—3.74%
County of Bartow GO
4.50%, 08/01/14	(NPFGC)	100	107,425
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/14		100	110,438
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/14	(NPFGC)	100	110,438
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/14	(GTD)	150	163,392
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series A
5.00%, 07/01/14	(NPFGC-FGIC)	230	255,040
State of Georgia GO
Series C
5.00%, 08/01/14		100	111,548
5.50%, 07/01/14		200	224,894
Series D
5.00%, 07/01/18	(PR 7/01/14)	150	166,808

			1,249,983
HAWAII—1.49%
City & County of Honolulu GO Series D
5.00%, 07/01/14	(NPFGC)	100	111,072
State of Hawaii GO Series DG
5.00%, 07/01/14	(AMBAC)	350	388,752

			499,824
ILLINOIS—1.30%
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/14	(AMBAC)	100	107,280
State of Illinois GO First Series
5.50%, 08/01/14	(NPFGC)	100	109,712
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/14	(AGM)	200	218,646

			435,638
INDIANA—2.38%
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.13%, 06/01/29	(PR 06/01/14) (FGIC)	115	127,783
5.25%, 06/01/22	(PR 06/01/14) (FGIC)	100	111,416
5.25%, 06/01/29	(PR 06/01/14) (FGIC)	500	557,080

			796,279

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

IOWA—0.32%
County of Polk GO Series B
4.00%, 06/01/14		100	108,318

			108,318
KENTUCKY—1.14%
Kentucky State Property & Building Commission RB General Fund Series A
5.00%, 08/01/14		145	159,876
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/14		200	221,088

			380,964
MARYLAND—3.18%
County of Baltimore GO
5.00%, 08/01/14		200	223,096
County of Frederick GO
5.00%, 08/01/14		155	172,687
State of Maryland GO First Series
5.00%, 08/01/16	(PR 08/01/14)	100	111,548
5.00%, 08/01/18	(PR 08/01/14)	150	167,322
Series B
5.25%, 08/15/14		250	280,893
Washington Suburban Sanitation District GO
4.25%, 06/01/14		100	109,045

			1,064,591
MASSACHUSETTS—9.74%
Commonwealth of Massachusetts GO Series A
5.00%, 08/01/15	(PR 08/01/14)	265	294,608
Commonwealth of Massachusetts GOL Series A
3.00%, 08/01/14		135	143,409
5.00%, 08/01/14		200	222,712
Series B
5.00%, 08/01/23	(PR 08/01/14)	350	389,105
Series C
4.00%, 08/01/14	(AGM)	165	179,507
Massachusetts Bay Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/14		200	222,356
5.00%, 07/01/24	(PR 07/01/14)	150	167,166
5.25%, 07/01/15	(PR 07/01/14)	100	112,066
5.25%, 07/01/17	(PR 07/01/14)	500	560,330
5.25%, 07/01/21	(PR 07/01/14)	100	112,066
Series C
5.25%, 07/01/14		150	167,540

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Massachusetts School Building Authority RB Sales Tax Revenue Series A
5.00%, 08/15/14	(AGM)	200	223,134
Massachusetts Water Pollution Abatement Trust RB Water Revenue Series 14
5.00%, 08/01/14		300	334,149
Massachusetts Water Resources Authority RB Water Revenue Series A
5.25%, 08/01/14	(NPFGC)	115	128,797

			3,256,945
MINNESOTA—1.17%
State of Minnesota GO
5.00%, 08/01/14		250	278,733
Series B
5.00%, 08/01/14		100	111,493

			390,226
NEBRASKA—0.50%
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/14	(AMBAC)	150	166,845

			166,845
NEVADA—3.07%
City of Henderson GOL Series A
5.00%, 06/01/14	(AGM)	250	274,310
Clark County School District GOL
Series B
5.00%, 06/15/14		110	121,158
5.00%, 06/15/14	(AMBAC)	100	110,144
5.00%, 06/15/14	(NPFGC-FGIC)	125	137,680
County of Clark GOL Series B
5.00%, 06/01/14	(AGM)	130	141,954
County of Clark RB Port Airport & Marina Revenue Series A
5.00%, 07/01/14		95	103,505
Las Vegas Valley Water District GOL Series A
5.00%, 06/01/14	(AGM)	125	136,556

			1,025,307
NEW JERSEY—4.25%
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.25%, 06/15/19	(PR 06/15/14) (FGIC)	700	780,094
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue Series B
4.00%, 06/15/14		100	107,032
State of New Jersey GO
5.00%, 06/01/14		230	255,123
Series H
5.25%, 07/01/14		150	167,142
Series N
5.50%, 07/15/14		100	112,217

			1,421,608

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

NEW MEXICO—3.13%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue Series A-1
4.00%, 07/01/14		160	173,534
New Mexico Finance Authority RB Fuel Sales Tax Revenue Series A
5.13%, 06/15/17	(PR 06/15/14) (NPFGC)	485	540,334
5.25%, 06/15/20	(PR 06/15/14) (NPFGC)	100	111,714
New Mexico Finance Authority RB Water Revenue Series C
5.25%, 06/01/14 (AMBAC)		100	111,139
State of New Mexico RB Miscellaneous Taxes Series C
5.00%, 07/01/14		100	111,152

			1,047,873
NEW YORK—11.43%
Buffalo Fiscal Stability Authority RB Sales Tax Revenue Series A
5.25%, 08/15/14 (NPFGC)		125	139,385
City of New York GO Series A
3.00%, 08/01/14		235	248,473
Series B
5.00%, 08/01/14		340	376,873
Series F
5.00%, 08/01/14		100	110,845
Series G
5.00%, 08/01/14		100	110,845
Series H
5.00%, 08/01/14 (CIFG)		100	110,736
Series K
4.00%, 08/01/14		295	319,452
Series O
5.00%, 06/01/14		50	55,132
Long Island Power Authority RB Electric Power & Light Revenues Series B
5.25%, 06/01/14		275	302,060
Metropolitan Transportation Authority RB Miscellaneous Revenue Series B
5.50%, 07/01/14 (NPFGC)		115	127,187
New York City Municipal Water Finance Authority RB Water Revenue Series EE
2.50%, 06/15/14		225	234,763
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
5.00%, 07/15/14 (NPFGC-FGIC)		330	364,158
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-1
5.25%, 08/01/14		100	112,005
New York State Dormitory Authority RB College & University Revenue Series A
5.00%, 07/01/14 (NPFGC)		100	109,316
Series B
5.00%, 07/01/14		150	166,846
Series C
5.00%, 07/01/14 (NPFGC)		200	219,830
New York State Dormitory Authority RB Miscellaneous Revenue
3.25%, 07/01/14 (NPFGC-FGIC)		365	385,436
4.00%, 07/01/14		105	112,767
New York State Environmental Facilities Corp. RB Water Revenue Series A
4.00%, 06/15/14		200	216,282

			3,822,391

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

NORTH CAROLINA—1.67%
City of Charlotte GO
5.00%, 08/01/14	250	278,732
County of Mecklenburg GO Series A
5.00%, 08/01/14	250	278,870

		557,602
OHIO—1.25%
State of Ohio GO Series C
4.00%, 08/01/14	250	272,115
State of Ohio RB Highway Revenue Tolls Series 2008-1
5.50%, 06/15/14	130	145,175

		417,290
OKLAHOMA—0.33%
Oklahoma Capital Improvement Authority RB College & University Revenue Series F
5.00%, 07/01/14 (AMBAC)	100	110,755

		110,755
OREGON—0.66%
City of Portland RB Sewer Revenue Series A
5.00%, 06/01/14 (NPFGC)	100	110,744
Washington & Multnomah Counties School District No. 48J Beaverton GO Series A
5.00%, 06/01/14 (AGM)	100	110,744

		221,488
PENNSYLVANIA—1.85%
City of Philadelphia RB Water Revenue Series A
5.00%, 06/15/14	100	109,604
Commonwealth of Pennsylvania GO
5.25%, 07/01/14	200	223,546
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/14	160	176,731
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series A
4.00%, 06/01/14 (AGM)	100	107,238

		617,119
PUERTO RICO—3.25%
Commonwealth of Puerto Rico GO
5.50%, 07/01/14 (FGIC)	90	97,253
Series A
5.25%, 07/01/14	205	220,279

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Puerto Rico Electric Power Authority RB Electric Power & Light Revenues Series OO
5.00%, 07/01/14	(NPFGC-FGIC)	100	107,532
Series QQ
5.25%, 07/01/14	(XLCA)	100	108,051
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue Series A
5.50%, 07/01/14	(AMBAC)	180	194,506
Puerto Rico Infrastructure Financing Authority RB Special Tax Revenue Series B
5.00%, 07/01/14		100	106,219
Puerto Rico Public Buildings Authority RB Lease Non-Terminable Series I
5.50%, 07/01/25	(PR 07/01/14) (GTD)	225	251,629

			1,085,469
TEXAS—6.85%
Austin Independent School District GO
5.00%, 08/01/14	(PSF)	100	111,647
City of Dallas GOL
4.00%, 08/15/14		100	108,965
City of Irving RB Water Revenue
4.50%, 08/15/14	(AGM)	100	110,266
County of Harris GO Series B-1
5.00%, 08/15/14	(NPFGC-FGIC)	100	111,150
Series C
5.00%, 08/15/14		100	111,511
Crowley Independent School District GO
4.00%, 08/01/14	(PSF)	115	125,049
Dallas Independent School District GO Series A
5.00%, 08/15/14	(PSF)	100	111,804
Eagle Mountain & Saginaw Independent School District GO Series C
5.00%, 08/15/14	(PSF)	200	222,912
Klein Independent School District GO Series A
5.00%, 08/01/14	(PSF)	100	111,647
Leander Independent School District GO
4.00%, 08/15/14	(FGIC)	100	108,162
North East Independent School District GO
5.00%, 08/01/22	(PR 08/01/14) (PSF)	100	111,520
5.00%, 08/01/29	(PR 08/01/14) (PSF)	250	278,800
Round Rock Independent School District GO
4.00%, 08/01/14		150	163,618
State of Texas GO Series B
5.00%, 08/01/14		100	111,581
Texas Water Development Board RB Water Revenue
5.00%, 07/15/14		100	111,394
University of Texas System RB College & University Revenue Series A
5.00%, 08/15/14		100	111,539
Series B
5.25%, 08/15/14		150	168,285

			2,289,850

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

UTAH—2.57%
Davis County School District GO
4.25%, 06/01/14	(GTD)	125	135,705
State of Utah GO Series B
5.00%, 07/01/18	(PR 07/01/14)	350	389,032
Series C
5.00%, 07/01/14		200	222,462
Utah Transit Authority RB Sales Tax Revenue Series C
5.00%, 06/15/14	(AGM)	100	110,768

			857,967
VIRGINIA—3.17%
City of Portsmouth GO
5.00%, 07/01/14	(AGM)	100	111,046
City of Richmond GO
5.00%, 07/15/14	(AGM)	100	111,421
Commonwealth of Virginia GO Series A
5.00%, 06/01/14		100	110,872
Greater Richmond Convention Center Authority RB Hotel Occupancy Tax
5.00%, 06/15/14	(NPFGC)	150	162,385
Virginia Public Building Authority RB Miscellaneous Revenue Series B
4.00%, 08/01/14	(SAP)	100	108,604
5.00%, 08/01/14		100	111,164
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/14		100	112,107
Series B
5.00%, 08/01/14		110	122,672
Series D
5.00%, 08/01/14		100	111,520

			1,061,791
WASHINGTON—6.45%
City of Seattle RB Electric Power & Light Revenues
5.00%, 08/01/14	(AGM)	100	111,356
Energy Northwest RB Electric Power & Light Revenues Series A
4.00%, 07/01/14		100	108,590
5.00%, 07/01/14		525	583,128
5.25%, 07/01/14		100	111,693
Grays Harbor County Public Utility District No. 1 RB Electric Power & Light Revenues
5.00%, 07/01/14	(NPFGC-FGIC)	180	194,910
Spokane County School District No. 354 Mead GO
5.38%, 12/01/20	(PR 06/01/14) (AGM, GTD)	500	558,325
State of Washington GO Series B-1
4.00%, 08/01/14		100	108,846
Series C
5.00%, 08/01/14		140	155,975
5.50%, 07/01/14		200	224,628

			2,157,451

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

WISCONSIN - 0.66%
State of Wisconsin RB Transit Revenue Series A
5.00%, 07/01/14	(NPFGC-FGIC)	100	111,125
Wisconsin Department of Transportation RB Transit Revenue
Series B
5.00%, 07/01/14	(AMBAC)	100	111,125

			222,250

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $32,368,105)			32,827,709

Security		Shares	Value

SHORT-TERM INVESTMENTS—0.39%

MONEY MARKET FUNDS—0.39%
BlackRock Liquidity Funds—MuniFund, Institutional Shares
0.01%(a)(b)		130,454	130,454

			130,454

TOTAL SHORT-TERM INVESTMENTS
(Cost: $130,454)			130,454

TOTAL INVESTMENTS IN SECURITIES—98.56%
(Cost: $32,498,559)			32,958,163
Other Assets, Less Liabilities—1.44%			482,958

NET ASSETS—100.00%			$33,441,121

GO - General Obligation

GOL - General Obligation Limited

GTD - Guaranteed by the Commonwealth, County or State

PR - Prerefunded

PSF - Permanent School Fund

RB - Revenue Bond

SAP - Subject to Appropriations

ST - Special Tax

Insured by:

AGM - Assured Guaranty Municipal Corp.

AMBAC - Ambac Financial Group Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CDC IXIS Financial Guaranty

FGIC - Financial Guaranty Insurance Co.

NPFGC - National Public Finance Guarantee Corp.

XLCA - XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES—98.40%

ARIZONA—4.09% Arizona State Board of Regents RB University Revenue Series C
5.50%, 07/01/15		$245	$281,267
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/15		100	114,367
City of Chandler RB Sales Tax Revenue
2.50%, 07/01/15		100	105,932
City of Glendale RB Sewer Revenue
5.25%, 07/01/15	(NPFGC-FGIC)	100	114,556
City of Phoenix GO Series B
4.00%, 07/01/15		200	222,064
Maricopa County Unified School District No. 48 Scottsdale GO Series A
4.13%, 07/01/21	(PR 07/01/15) (NPFGC-FGIC)	250	279,393
Maricopa County Unified School District No. 80 Chandler GO
5.00%, 07/01/15	(AGM)	250	286,290

			1,403,869
CALIFORNIA—7.32% City & County of San Francisco GO Series B
5.00%, 06/15/15		235	269,014
City of Riverside Sewer Revenue RB
5.00%, 08/01/15		145	165,043
Desert Sands Unified School District GO
0.00%, 06/01/15	(AMBAC)	100	94,437
Fremont Unified School District/Alameda County GO
4.00%, 08/01/15		135	148,518
Los Angeles Community College District GO Series E-1
3.00%, 08/01/15		150	159,765
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/15		250	287,320
Los Angeles Department of Water & Power RB Electric Power & Light Revenues Series A-1
5.00%, 07/01/15	(AGM)	230	263,559
Los Angeles Unified School District GO
5.25%, 07/01/15	(NPFGC)	200	228,370
5.75%, 07/01/15	(NPFGC)	100	115,898
Sacramento Municipal Utility District RB Electric Power & Light Revenues Series U
5.00%, 08/15/15	(AGM)	100	113,775
San Mateo County Transportation Authority RB Sales Tax Revenue Series A
5.25%, 06/01/15	(NPFGC)	100	113,208
Sonoma County Junior College District GO Series D
5.00%, 08/01/15		50	56,759
State of California GO
5.00%, 06/01/15		175	197,948
Series A
4.00%, 07/01/15		125	137,967
Visalia Unified School District GO
4.00%, 08/01/15		150	162,841

			2,514,422

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

COLORADO—0.90%
Colorado Department of Transportation RB Transit Revenue Series B
5.50%, 06/15/15	(NPFGC)	150	173,938
University of Colorado RB College & University Revenue Series A
3.25%, 06/01/15		125	135,253

			309,191
CONNECTICUT—3.02%
Hartford County Metropolitan District GO
3.00%, 06/01/15		200	214,988
State of Connecticut GO Series C
5.00%, 06/01/15		420	479,766
State of Connecticut ST
5.00%, 07/01/15	(AMBAC)	300	342,990

			1,037,744
DELAWARE—0.73%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/15		220	252,182

			252,182
DISTRICT OF COLUMBIA—0.40%
District of Columbia GO Series E
5.00%, 06/01/15	(BHAC)	120	136,648

			136,648
FLORIDA—6.53%
County of Hillsborough RB Sales Tax Revenue
5.00%, 07/01/15	(NPFGC)	235	269,202
County of Miami-Dade GO
4.00%, 07/01/15		100	109,310
County of Miami-Dade RB Sales Tax Revenue Series A
5.00%, 07/01/15		100	111,849
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
5.00%, 07/01/15		510	561,872
Florida State Board of Education GO
Series A
5.00%, 06/01/15	(NPFGC-FGIC)	415	474,810
Series B
5.00%, 06/01/15		200	228,824
Florida State Department of Environmental Protection RB Sales Tax Revenue
5.00%, 07/01/15	(AGM)	100	113,166
Series A
5.00%, 07/01/15	(AMBAC)	100	113,019

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/15 (NPFGC-FGIC)	125	141,937
State of Florida GO
6.38%, 07/01/15	100	118,875

		2,242,864
GEORGIA—4.02%
Forsyth County School District GO
4.00%, 06/01/15 (AGM)	250	277,155
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/15	320	363,907
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/15 (GTD)	150	167,420
Series A
4.00%, 08/01/15 (GTD)	100	111,613
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series A
5.00%, 07/01/15 (AMBAC)	100	114,218
State of Georgia GO Series C
5.00%, 07/01/15	300	344,784

		1,379,097
HAWAII—3.13%
City & County of Honolulu GO Series B
5.25%, 07/01/15 (FSA)	250	288,445
City & County of Honolulu RB Sewer Revenue Series B
4.25%, 07/01/15 (NPFGC)	100	111,930
State of Hawaii GO Series DO
5.00%, 08/01/15	250	286,835
State of Hawaii RB Fuel Sales Tax Revenue Series A
3.75%, 07/01/15 (AGM)	250	275,697
University of Hawaii RB College & University Revenue Series A
5.00%, 07/15/15 (NPFGC)	100	113,316

		1,076,223

ILLINOIS—1.89%
Chicago Transit Authority RB Capital Grant Receipts
5.00%, 06/01/15 (AMBAC)	75	82,141
Regional Transportation Authority RB Transit Revenue
6.00%, 06/01/15 (NPFGC-FGIC, GOI)	100	115,563
Series B
5.50%, 06/01/15 (NPFGC-FGIC, GOI)	100	114,330
State of Illinois GO First Series
5.50%, 08/01/15 (NPFGC)	200	224,568
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/15 (AGM)	100	112,054

		648,656

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

LOUISIANA—0.50%
State of Louisiana GO Series A
5.00%, 08/01/15	(NPFGC)	150	172,101

			172,101
MAINE—0.33%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/15	(AGM)	100	113,624

			113,624
MARYLAND—8.22%
City of Baltimore RB Sewer Revenue Series D
5.00%, 07/01/15	(AMBAC)	200	229,108
County of Frederick GO Series A
5.00%, 07/01/15		250	286,853
County of Howard GO Series B
5.00%, 08/15/15		280	322,692
County of Montgomery GO Series A
5.00%, 06/01/15		150	171,947
State of Maryland GO
Second Series
4.00%, 08/01/15		345	385,327
5.00%, 08/01/15		180	207,405
Second Series A
5.00%, 08/01/17	(PR 08/01/15)	250	287,772
Series A
4.00%, 08/01/15		100	111,689
Washington Suburban Sanitation District GO
4.25%, 06/01/15		100	112,064
5.00%, 06/01/16	(PR 06/01/15)	620	708,610

			2,823,467
MASSACHUSETTS—6.35%
Commonwealth of Massachusetts GO Series B
5.00%, 08/01/15		380	436,278
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.50%, 06/01/15	(NPFGC-FGIC)	225	260,807
Massachusetts Bay Transportation Authority RB Sales Tax Revenue Series A
4.00%, 07/01/15		110	122,741
4.75%, 07/01/34	(PR 07/01/15)	740	847,122
Series C
5.00%, 07/01/15		100	115,041
Massachusetts Port Authority RB Port Airport & Marina Revenue Series A
5.00%, 07/01/15	(AMBAC)	200	227,840
Massachusetts Water Pollution Abatement Trust RB Water Revenue Series 12
5.00%, 08/01/15		150	172,434

			2,182,263

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

MINNESOTA—1.50%
State of Minnesota GO
Series A
5.00%, 06/01/15		100	114,558
Series F
4.00%, 08/01/15		360	401,807

			516,365
NEBRASKA—1.16%
City of Omaha GO
5.00%, 06/01/15		250	285,027
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/15		100	114,543

			399,570
NEVADA—2.24%
Clark County School District GOL
Series A
5.25%, 06/15/15	(NPFGC-FGIC)	250	285,147
Series B
5.00%, 06/15/15		130	147,177
County of Clark GOL Series B
5.00%, 06/01/15	(AGM)	200	224,390
County of Clark RB Port Airport & Marina Revenue Series D
5.00%, 07/01/15		100	112,542

			769,256
NEW JERSEY—4.75%
New Jersey Educational Facilities Authority RB College & University Revenue Series B
5.00%, 07/01/15		100	114,891
New Jersey Transportation Trust Fund Authority RB Federal Grant Revenue Series A
5.00%, 06/15/15	(NPFGC-FGIC)	100	111,874
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.75%, 06/15/15		100	117,721
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/17	(PR 06/15/15)	125	144,317
5.00%, 06/15/18	(PR 06/15/15) (AMBAC)	100	115,454
Series C
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	345	400,238
State of New Jersey GO
5.00%, 06/01/15		290	330,380
Series L
5.25%, 07/15/15	(AMBAC)	130	149,756
Series M
5.50%, 07/15/15	(AMBAC)	125	145,084

			1,629,715

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

NEW MEXICO—1.29%
New Mexico Finance Authority RB Fuel Sales Tax Revenue Series A
5.25%, 06/15/15	(NPFGC)	190	219,049
Santa Fe Public School District GO
3.00%, 08/01/15	(SAW)	100	107,828
State of New Mexico RB Miscellaneous Taxes Series A
5.00%, 07/01/15		100	114,703

			441,580
NEW YORK—9.09%
City of New York GO
Series A
4.00%, 08/01/15		110	121,534
Series A-1
5.00%, 08/01/15		260	296,395
Series B
4.00%, 08/01/15		100	110,485
Series E
5.00%, 08/01/15		430	490,191
Series G
5.00%, 08/01/15		160	182,397
Series J-1
4.00%, 08/01/15		100	110,485
5.00%, 08/01/15		100	113,998
New York City Municipal Water Finance Authority RB Water Revenue Series C
5.00%, 06/15/15		100	114,176
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/15	(NPFGC-FGIC)	100	113,104
Series S-1A
5.00%, 07/15/15	(SAW)	150	169,656
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-1
5.00%, 08/01/15		250	286,565
New York State Dormitory Authority RB College & University Revenue
3.00%, 07/01/15		250	265,797
Series A
3.00%, 07/01/15	(GOI)	100	107,800
New York State Dormitory Authority RB Income Tax Revenue Series D
5.00%, 06/15/15		150	171,153
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		100	112,872
5.00%, 07/01/15	(NPFGC-FGIC)	100	113,166
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/15		210	241,399

			3,121,173

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

NORTH CAROLINA—2.38%
City of Charlotte RB Port Airport & Marina Revenue Series B
5.00%, 07/01/15		350	393,512
City of Charlotte RB Sewer Revenue Series A
5.50%, 07/01/15		165	192,294
County of Durham GO Series B
4.00%, 06/01/15		100	111,256
State of North Carolina GO Series A
5.00%, 06/01/15		105	120,363

			817,425
OHIO—2.24%
Ohio State University (The) RB General Receipts Revenue Series A
4.75%, 06/01/15		100	113,170
State of Ohio GO Series C
5.00%, 08/01/15		220	252,751
State of Ohio RB Highway Revenue Tolls Series 2008-1
5.50%, 06/15/15		350	403,781

			769,702
OKLAHOMA—0.47%
Grand River Dam Authority RB Electric Power & Light Revenues Series A
3.38%, 06/01/15	(BHAC)	150	162,818

			162,818
OREGON—2.69%
City of Portland RB Sewer Revenue Series A
5.00%, 06/01/15	(NPFGC)	350	400,085
City of Salem GOL
4.00%, 06/01/15		250	277,350
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/15	(AGM)	215	245,906

			923,341
PENNSYLVANIA—2.03%
Commonwealth of Pennsylvania GO
5.25%, 07/01/15		250	288,915
First Series
5.00%, 07/01/15		210	240,876
Pennsylvania Turnpike Commission RB Highway Revenue Tolls Series C
4.75%, 06/01/15	(AGM)	150	167,471

			697,262

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

PUERTO RICO—4.12%
Commonwealth of Puerto Rico GO Series A
5.50%, 07/01/15	(NPFGC)	175	191,308
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue Series A
5.00%, 07/01/15	(AGM)	150	165,365
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series RR
5.00%, 07/01/35	(PR 07/01/15) (FGIC)	180	207,819
Series SS
5.00%, 07/01/15	(NPFGC)	315	343,423
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls Series K
5.00%, 07/01/35	(PR 07/01/15)	145	166,863
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue Series C
5.50%, 07/01/15	(AMBAC)	215	233,866
University of Puerto Rico RB College & University Revenue Series P
5.00%, 06/01/15		100	105,890

			1,414,534
RHODE ISLAND—0.53%
Rhode Island Economic Development Corp. RB Federal Grant Revenue Series A
5.00%, 06/15/15	(NPFGC-FGIC)	160	180,384

			180,384
TENNESSEE—0.32%
Metropolitan Nashville Airport Authority RB Port Airport & Marina Revenue Series B
4.00%, 07/01/15	(AGM)	100	109,310

			109,310
TEXAS—4.70%
Austin Independent School District GO
4.00%, 08/01/15		100	111,470
City of San Antonio GOL
5.00%, 08/01/15		140	160,734
County of Bexar GOL
5.00%, 06/15/15	(AGM)	250	286,002
Pflugerville Independent School District GO
5.25%, 08/15/15	(PSF)	250	289,212
State of Texas GO Series E
5.00%, 08/01/15		200	230,310
Texas Public Finance Authority RB Miscellaneous Revenue Series A
4.00%, 07/01/15		150	166,602
Texas Water Development Board RB Water Revenue
5.00%, 07/15/15		105	120,747
University of Texas System RB College & University Revenue Series B
5.25%, 08/15/15		215	249,366

			1,614,443

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

UTAH—1.71%
Intermountain Power Agency RB Electric Power & Light Revenues Series B
5.00%, 07/01/15		100	114,501
State of Utah GO Series B
4.00%, 07/01/15		425	473,913

			588,414
VIRGINIA—4.14%
County of Arlington GO Series D
4.00%, 08/01/15		125	139,611
County of Loudoun GO Series B
5.00%, 06/01/17	(PR 06/01/15)	500	573,470
Virginia Public Building Authority RB Miscellaneous Revenue Series C
5.00%, 08/01/15		250	286,738
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/15		140	161,003
Series B
5.25%, 08/01/15		225	260,480

			1,421,302
WASHINGTON—4.63%
City of Seattle GOL Series B
5.00%, 08/01/15		185	212,541
Energy Northwest RB Electric Power & Light Revenues
4.00%, 07/01/15		100	111,032
5.50%, 07/01/15		75	87,124
Series A
5.00%, 07/01/15		325	372,057
Series C
5.00%, 07/01/15		250	286,197
State of Washington GO
0.00%, 06/01/15	(NPFGC-FGIC)	250	239,743
Series C
5.00%, 08/01/15		145	166,419
Series R
5.00%, 07/01/15	(AMBAC)	100	114,479

			1,589,592
WISCONSIN—0.98%
State of Wisconsin RB Miscellaneous Revenue Series 1
5.00%, 07/01/15		160	181,799
State of Wisconsin RB Transit Revenue Series A
5.25%, 07/01/15	(AGM)	135	155,964

			337,763

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $32,882,967)			33,796,300

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.37%

MONEY MARKET FUNDS—0.37%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.01%(a)(b)	127,205	127,205

		127,205

TOTAL SHORT-TERM INVESTMENTS
(Cost: $127,205)		127,205

TOTAL INVESTMENTS IN SECURITIES—98.77%
(Cost: $33,010,172)		33,923,505
Other Assets, Less Liabilities—1.23%		423,613

NET ASSETS—100.00%		$34,347,118

GO - General Obligation

GOI - General Obligation of the Issuer

GOL - General Obligation Limited

GTD - Guaranteed by the Commonwealth, County or State

PR - Prerefunded

PSF - Permanent School Fund

RB - Revenue Bond

SAW - State Aid Withholding

ST - Special Tax

Insured by:

AGM - Assured Guaranty Municipal Corp.

AMBAC - Ambac Financial Group Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance Inc.

NPFGC - National Public Finance Guarantee Corp.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES—98.48%

ARIZONA—8.50%
Arizona State University Energy Management LLC RB College & University Revenue
5.00%, 07/01/16		$200	$227,516
Arizona State University RB College & University Revenue Series A
4.00%, 07/01/16	(AMBAC)	100	112,518
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/16		250	293,200
City of Mesa GO
3.88%, 07/01/16	(NPFGC-FGIC)	100	111,971
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(NPFGC-FGIC)	200	233,440
City of Scottsdale GOL
5.00%, 07/01/16		180	211,363
County of Pima GO
4.50%, 07/01/16	(NPFGC-FGIC)	100	114,754
Maricopa County Unified School District No. 4 Mesa GO Series B
4.00%, 07/01/16	(NPFGC-FGIC)	100	112,331
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue Series C
4.00%, 07/01/16		250	276,598
Phoenix Civic Improvement Corp. RB Water Revenue
5.50%, 07/01/16		100	119,765
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/21	(PR 07/01/16)	270	318,219
Town of Gilbert GO
5.00%, 07/01/16		100	117,665

			2,249,340

CALIFORNIA—8.16%
California State Public Works Board RB Lease Abatement Series B
5.00%, 06/01/16	(NPFGC-FGIC)	100	115,882
Desert Sands Unified School District GO
5.00%, 08/01/16		100	116,765
East Bay Municipal Utility District RB Water Revenue Series B
5.00%, 06/01/16	(NPFGC-FGIC)	60	70,892
Eastern Municipal Water District COP Water Revenue Series A
5.00%, 07/01/16	(NPFGC)	100	116,250
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/16		130	153,973
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
5.00%, 07/01/16		200	235,524
Series A
4.00%, 07/01/16		100	113,365
Los Angeles Unified School District GO
5.75%, 07/01/16	(NPFGC)	100	119,328
Series B
5.00%, 07/01/16	(AGM)	85	98,813
Series KY
5.00%, 07/01/16		200	232,120

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Northern California Power Agency RB Electric Power & Light Revenues Series A
5.00%, 07/01/16		100	115,965
Sacramento Municipal Utility District RB Electric Power & Light Revenues Series U
5.00%, 08/15/16	(AGM)	130	152,088
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/16		100	116,345
State of California GO
5.00%, 08/01/16		250	290,600
Series A
4.00%, 07/01/16		100	112,308

			2,160,218
COLORADO—0.58%
City & County of Denver GO
5.00%, 08/01/16		130	154,492

			154,492
CONNECTICUT—1.56%
City of Norwalk GO Series B
5.00%, 07/01/16		100	118,441
State of Connecticut GO Series C
5.00%, 06/01/16		250	294,275

			412,716
DELAWARE—0.56%
Delaware Transportation Authority RB Transit Revenue Series A
5.00%, 07/01/16		125	147,566

			147,566
FLORIDA—6.03%
County of Miami-Dade GO Series B
5.00%, 07/01/16		50	57,604
County of Miami-Dade RB Miscellaneous Revenue
5.00%, 08/01/16	(NPFGC-FGIC)	100	112,666
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
5.00%, 07/01/16		455	510,474
Florida State Board of Education GO Series D
5.25%, 06/01/16		215	254,057
Florida State Department of Environmental Protection RB Sales Tax Revenue Series B
5.00%, 07/01/16	(NPFGC)	115	133,195
Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/16		100	116,226
State of Florida GO
5.00%, 07/01/16		250	294,525
State of Florida RB Miscellaneous Revenue Series C
5.00%, 07/01/16		100	116,298

			1,595,045

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

GEORGIA—4.36%
Chatham County School District GO
5.25%, 08/01/16	(AGM)	190	225,900
Cherokee County Board of Education GO Series A
4.25%, 08/01/16	(NPFGC-FGIC)	150	171,494
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/16	(NPFGC)	265	308,341
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series A
5.00%, 07/01/16	(AMBAC)	130	152,400
State of Georgia GO Series E
5.00%, 08/01/16		250	297,100

			1,155,235
HAWAII—1.73%
City & County of Honolulu GO Series B
2.00%, 08/01/16		100	104,692
City & County of Honolulu RB Sewer Revenue Series A
5.00%, 07/01/16	(NPFGC)	100	117,520
State of Hawaii GO Series DN
5.00%, 08/01/16		200	236,048

			458,260
ILLINOIS—6.93%
Chicago Transit Authority RB Transit Revenue
5.00%, 06/01/16	(AGM)	100	111,012
Illinois Finance Authority RB College & University Revenue Series B
5.00%, 07/01/16		130	152,400
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A-2
5.00%, 01/01/28	(PR 07/01/16) (AGM)	450	531,675
5.00%, 01/01/31	(PR 07/01/16) (AGM)	530	626,195
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
5.50%, 06/15/16	(FGIC, ETM)	100	119,101
State of Illinois GO Series A
5.00%, 06/01/16		160	179,103
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/16	(NPFGC)	100	114,745

			1,834,231
INDIANA—0.44%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue Series A
5.50%, 07/01/16	(NPFGC)	100	116,712

			116,712

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

IOWA—0.44%
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/16	100	117,777

		117,777
KENTUCKY—0.44%
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/16	100	116,895

		116,895
MARYLAND—3.99%
County of Howard GO Series B
5.00%, 08/15/16	215	255,379
Maryland State Transportation Authority RB Transit Revenue Series A
5.00%, 07/01/16	100	117,810
State of Maryland GO Second Series
5.00%, 08/01/16	475	564,490
Washington Suburban Sanitation District GO
5.00%, 06/01/16	100	118,177

		1,055,856
MASSACHUSETTS—4.84%
Commonwealth of Massachusetts GOL Series A
5.00%, 08/01/16	360	425,416
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/16	210	248,115
Massachusetts Bay Transportation Authority RB Sales Tax Revenue Series C
5.25%, 07/01/16	150	178,657
Massachusetts Port Authority RB Port Airport & Marina Revenue Series D
5.50%, 07/01/16 (AGM)	165	194,106
Massachusetts Water Pollution Abatement Trust RB Water Revenue Series 12
4.00%, 08/01/16	100	113,959
Massachusetts Water Resources Authority RB Water Revenue Series B
5.50%, 08/01/16 (AGM)	100	120,211

		1,280,464
MINNESOTA—1.64%
State of Minnesota GO
Series A
5.00%, 08/01/16	150	178,112
Series D
5.00%, 08/01/16	120	142,489
Series F
4.00%, 08/01/16	100	114,250

		434,851

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

MISSISSIPPI—0.43%
Mississippi Development Bank RB Miscellaneous Revenue Series A
5.00%, 07/01/16 (AMBAC)	100	112,512

		112,512
MISSOURI—0.44%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/16 (NPFGC-FGIC)	100	117,434

		117,434
NEBRASKA—0.45%
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/16 (AMBAC)	100	117,834

		117,834
NEVADA—1.31%
Clark County RB Port Airport & Marina Revenue Series D
5.00%, 07/01/16	100	115,397
Clark County School District GOL Series C
5.00%, 06/15/16	100	115,774
State of Nevada GOL
5.00%, 06/01/16	100	114,814

		345,985
NEW HAMPSHIRE—0.41%
State of New Hampshire GO Series A
3.00%, 07/01/16	100	109,664

		109,664
NEW JERSEY—2.96%
New Jersey Educational Facilities Authority RB College & University Revenue
5.00%, 07/01/16 (AGM)	100	113,619
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.75%, 06/15/16	95	111,171
5.75%, 06/15/16 (ETM)	5	6,071
State of New Jersey GO
5.00%, 06/01/16	370	433,107
Series L
5.25%, 07/15/16 (AMBAC)	100	118,594

		782,562
NEW MEXICO—0.67%
Albuquerque Municipal School District No. 12 GO Series B
5.00%, 08/01/16 (SAW)	150	177,405

		177,405
NEW YORK—9.62%
City of New York GO

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Series A-1
5.00%, 08/01/16	125	146,011
Series C
5.00%, 08/01/16	105	122,650
Series E
5.00%, 08/01/16	500	584,045
Series G
5.00%, 08/01/16	100	116,809
Series J-1
5.00%, 08/01/16	200	233,618
New York City Municipal Water Finance Authority RB Water Revenue Series FF-1
5.00%, 06/15/16	175	204,988
New York City Transitional Finance Authority RB Income Tax Revenue Series C-1
4.00%, 08/01/16	100	113,078
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
5.00%, 07/15/16 (SAW)	250	289,420
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/16	100	115,822
Series B
5.00%, 07/01/16	225	266,713
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/16 (SAP)	100	115,657
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/16	100	120,422
Series A
5.00%, 06/15/16	100	117,136

		2,546,369
NORTH CAROLINA—2.68%
Cape Fear Public Utility Authority RB Water Revenue
5.00%, 08/01/16	200	236,028
City of Charlotte RB Water Revenue Series A
5.00%, 07/01/16	100	118,344
County of Mecklenburg GO Series A
5.00%, 08/01/16	100	118,840
State of North Carolina GO
Series A
5.00%, 06/01/20 (PR 06/01/16)	100	118,234
Series B
5.00%, 06/01/16	100	118,225

		709,671
OHIO—3.44%
Ohio State Water Development Authority RB Water Revenue Series A
5.00%, 06/01/16	250	294,310
State of Ohio GO
5.00%, 08/01/16	200	236,244
Series A
5.00%, 06/15/16	125	147,316
State of Ohio RB Highway Revenue Tolls Series 2008-1
5.00%, 06/15/16	200	233,872

		911,742

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

OKLAHOMA—0.43%
Grand River Dam Authority RB Electric Power & Light Revenues Series A
4.00%, 06/01/16 (BHAC)	100	112,984

		112,984
OREGON—2.04%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16 (AGM, GTD)	100	117,901
State of Oregon GO Series A
4.00%, 08/01/16	165	187,833
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16 (AGM)	200	235,544

		541,278
PENNSYLVANIA—2.26%
City of Philadelphia GO
5.00%, 08/01/16 (CIFG)	100	110,955
Commonwealth of Pennsylvania GO
5.38%, 07/01/16 (NPFGC)	215	257,258
Pennsylvania Turnpike Commission RB Highway Revenue Tolls Series C
5.00%, 06/01/16 (AGM)	200	229,628

		597,841
PUERTO RICO—4.43%
Commonwealth of Puerto Rico GO
6.00%, 07/01/16 (NPFGC)	185	208,171
Series A
5.50%, 07/01/16 (NPFGC)	80	88,347
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues Series LL
5.50%, 07/01/16 (NPFGC)	320	360,426
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/16	100	121,042
Series CC
5.00%, 07/01/16	100	108,695
Puerto Rico Municipal Finance Agency GO Series B
5.25%, 07/01/16 (CIFG)	100	109,389
Puerto Rico Public Buildings Authority RB Lease Non-Terminable Series H
5.50%, 07/01/16 (AMBAC)	160	175,670

		1,171,740
RHODE ISLAND—1.12%
Rhode Island Economic Development Corp. RB Federal Grant Revenue
5.00%, 06/15/16 (NPFGC-FGIC)	75	86,689
State of Rhode Island GO Series A
5.00%, 08/01/16 (AMBAC)	180	210,694

		297,383

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

SOUTH CAROLINA—0.82%
State of South Carolina GO Series A
4.00%, 06/01/16		190	216,393

			216,393
SOUTH DAKOTA—0.44%
Sioux Falls School District No. 49-5 GO Series B
5.00%, 07/01/16		100	117,520

			117,520
TENNESSEE—0.45%
Metropolitan Government of Nashville & Davidson County GO Series D
5.00%, 07/01/16		100	118,198

			118,198
TEXAS—5.03%
County of Harris RB Highway Revenue Tolls Series A
5.00%, 08/15/16	(NPFGC)	150	175,974
Denton Independent School District GO
5.00%, 08/15/16	(PSF)	200	236,494
Frisco Independent School District GO Series A
5.25%, 08/15/16	(PSF)	100	119,376
Lewisville Independent School District GO
5.00%, 08/15/16	(PSF)	100	118,247
Magnolia Independent School District GO
5.00%, 08/15/16	(PSF)	100	118,098
Round Rock Independent School District GO
5.00%, 08/01/16		100	118,122
State of Texas GO Series C
4.00%, 08/01/16		100	114,177
University of Texas System RB College & University Revenue Series C
5.00%, 08/15/16		280	332,027

			1,332,515
UTAH—1.37%
State of Utah GO
Series A
2.00%, 07/01/16		120	126,356
5.00%, 07/01/16		200	237,078

			363,434
VIRGINIA—2.22%
Commonwealth of Virginia GO Series B
4.00%, 06/01/16		100	113,891
Virginia Public Building Authority RB Miscellaneous Revenue
5.00%, 08/01/16		100	117,964
Series B
5.00%, 08/01/16	(SAP)	100	117,964

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Virginia Public School Authority RB Miscellaneous Revenue Series A
5.00%, 08/01/16	200	236,838

		586,657
WASHINGTON—4.25%
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/16	415	493,477
Series B
7.13%, 07/01/16	175	220,554
State of Washington GO
5.00%, 07/01/16 (AGM)	250	294,525
Series R-2011C
5.00%, 07/01/16	100	117,810

		1,126,366
WISCONSIN—1.01%
State of Wisconsin RB Transit Revenue Series A
5.25%, 07/01/16 (AGM)	225	267,986

		267,986

TOTAL MUNICIPAL BONDS & NOTES (Cost: $24,966,297)		26,071,131

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
BlackRock Liquidity Funds—MuniFund, Institutional Shares
0.01%(a)(b)	12,855	12,855

		12,855

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,855)		12,855

TOTAL INVESTMENTS IN SECURITIES—98.53% (Cost: $24,979,152)		26,083,986
Other Assets, Less Liabilities—1.47%		389,167

NET ASSETS—100.00%		$26,473,153

COP - Certificates of Participation

ETM - Escrowed to Maturity

GO - General Obligation

GOL - General Obligation Limited

GTD - Guaranteed by the Commonwealth, County or State

PR - Prerefunded

PSF - Permanent School Fund

RB - Revenue Bond

SAP - Subject to Appropriations

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

SAW - State Aid Withholding

Insured by:

AGM - Assured Guaranty Municipal Corp.

AMBAC - Ambac Financial Group Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CDC IXIS Financial Guaranty

FGIC - Financial Guaranty Insurance Co.

NPFGC - National Public Finance Guarantee Corp.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES—98.50%

ALABAMA—0.44%
Alabama Water Pollution Control Authority RB Sewer Revenue Series B
2.50%, 08/15/17		$150	$155,388

			155,388

ALASKA—0.40%
Borough of North Slope GO Series A
4.00%, 06/30/17		125	143,259

			143,259

ARIZONA—4.00%
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		255	306,224
City of Glendale GOL
4.00%, 07/01/17		100	114,094
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/17	(NPFGC-FGIC)	140	167,222
City of Phoenix GO Series A
5.00%, 07/01/17		215	259,079
Maricopa County Community College District GO Series C
5.00%, 07/01/17		100	120,502
Maricopa County High School District No. 210 Phoenix GO
5.00%, 07/01/17	(NPFGC)	280	333,780
Regional Public Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/17		100	118,159

			1,419,060

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

CALIFORNIA—14.06%
Berkeley Unified School District GO
4.00%, 08/01/17	150	169,960
City of Pasadena RB Electric Power & Light Revenues Series A
3.00%, 06/01/17	100	109,246
County of Sacramento RB Port Airport & Marina Revenue Series D
3.75%, 07/01/17 (AGM)	380	418,236
East Side Union High School District GO Series B
4.00%, 08/01/17 (AGM)	200	220,594
Escondido Union School District GO Series B
5.00%, 08/01/17 (NPFGC-FGIC)	160	186,075
Evergreen Elementary School District GO Series A
6.00%, 08/01/17 (AGM)	100	124,347
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue Series B
5.00%, 07/01/17	215	258,316
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.13%, 07/01/17	200	231,350
5.00%, 07/01/17	250	300,810
Los Angeles Unified School District GO
Series A-1
5.50%, 07/01/17 (FGIC)	100	120,846
Series I
5.00%, 07/01/17	100	118,217
Series KY
5.00%, 07/01/17	55	65,019
M-S-R Public Power Agency RB Electric Power & Light Revenues Series L
5.00%, 07/01/17 (AGM)	100	117,986
Metropolitan Water District of Southern California RB Water Revenue Series C
4.00%, 07/01/17	100	115,704
Northern California Power Agency RB Electric Power & Light Revenues
3.00%, 06/01/17	100	110,019
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/17 (NPFGC)	225	264,685
Sacramento Municipal Utility District RB Electric Power & Light Revenues Series U
3.63%, 08/15/17 (AGM)	100	111,004
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue Series A
5.00%, 07/01/17	100	116,068
San Diego Public Facilities Financing Authority RB Water Revenue Series A
5.00%, 08/01/17	115	138,081
Santa Clara Unified School District GO
5.00%, 07/01/17	200	241,122
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17	100	120,754
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/17	230	273,263
Southwestern Community College District GO Series B
5.25%, 08/01/17 (NPFGC-FGIC)	120	144,690
State of California GO
5.00%, 06/01/17 (XLCA)	200	235,140

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Series A
4.25%, 07/01/17	100	114,986
5.00%, 07/01/17	475	565,540

		4,992,058
COLORADO—0.34%
City & County of Denver GO Series A
5.00%, 08/01/17	100	122,007

		122,007
CONNECTICUT—2.33%
City of Danbury GO Series B
5.00%, 07/01/17	265	321,378
City of Hartford GO Series A
5.25%, 08/15/17 (AMBAC)	100	119,647
State of Connecticut GO Series C
5.00%, 06/01/17	225	270,988
State of Connecticut ST Series A
4.00%, 08/01/17 (AMBAC)	100	114,915

		826,928
DELAWARE—1.39%
County of New Castle GO Series A
5.00%, 07/15/17	200	243,746
Delaware Transportation Authority RB Transit Revenue Series A
5.00%, 07/01/17	115	138,919
State of Delaware GO Series A
3.00%, 07/01/17	100	111,051

		493,716
DISTRICT OF COLUMBIA—0.34%
District of Columbia GO Series C
5.00%, 06/01/17 (AGM)	100	119,121

		119,121
FLORIDA—3.81%
County of Miami-Dade GO Series B
5.00%, 07/01/17	100	117,036
Florida State Board of Education GO Series E
5.00%, 06/01/17	175	210,493
Florida State Board of Education RB Miscellaneous Revenue Series E
5.00%, 07/01/17	100	118,594
Florida State Department of Environmental Protection RB Miscellaneous Taxes Series B
5.25%, 07/01/17	150	178,904
State of Florida GO

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Series A
5.00%, 07/01/17	210	253,178
Series C
5.00%, 06/01/17	100	120,282
State of Florida RB Miscellaneous Revenue
Series A
5.00%, 07/01/17	100	118,594
Series B
5.00%, 07/01/17	200	237,188

		1,354,269
GEORGIA—3.66%
Georgia State Road & Tollway Authority RB Miscellaneous Taxes Series A
5.00%, 06/01/17	225	268,934
State of Georgia GO
Series B
5.00%, 07/01/17	100	121,754
Series E
5.00%, 08/01/21 (PR 08/01/17)	500	609,545
Series I
5.00%, 07/01/17	245	298,297

		1,298,530
HAWAII—1.81%
City & County of Honolulu GO Series B
2.50%, 08/01/17	100	107,289
City & County of Honolulu RB Sewer Revenue Series A
3.25%, 07/01/17	100	111,251
State of Hawaii GO Series DQ
5.00%, 06/01/17	150	180,247
State of Hawaii RB Fuel Sales Tax Revenue
5.50%, 07/01/17	200	245,484

		644,271
IDAHO—0.63%
Ada & Canyon Counties Joint School District No. 2 Meridian GO Series 2010
3.00%, 07/30/17	100	111,995
Canyon County School District No. 131 Nampa GO
4.00%, 07/30/17 (NPFGC)	100	112,718

		224,713
ILLINOIS—0.70%
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
5.50%, 06/15/17 (NPFGC-FGIC)	90	105,075
State of Illinois GO Series A
5.00%, 06/01/17	75	85,147
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/17	50	58,897

		249,119

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

IOWA—0.82%
Iowa Finance Authority RB Miscellaneous Revenue
4.25%, 08/01/17	250	292,078

		292,078
KANSAS—1.33%
Johnson County Water District No. 1 RB Water Revenue
4.50%, 06/01/17	400	474,044

		474,044
KENTUCKY—0.34%
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/17	100	119,207

		119,207
LOUISIANA—0.50%
Louisiana Public Facilities Authority RB Miscellaneous Revenue
4.00%, 06/01/17 (AMBAC)	165	178,548

		178,548
MARYLAND—3.67%
City of Baltimore RB Sewer Revenue Series D
5.00%, 07/01/17 (AMBAC)	115	138,782
County of Frederick GO
4.00%, 06/01/17	50	57,560
County of Howard GO Series B
5.00%, 08/15/17	215	262,042
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/17	125	150,627
Series A
4.00%, 07/01/17	100	115,184
Prince George’s County GOL Series B
5.00%, 07/15/17	100	121,631
State of Maryland GO
Second Series
5.00%, 07/15/17	250	304,682
5.00%, 08/01/17	125	152,509

		1,303,017
MASSACHUSETTS—5.81%
Commonwealth of Massachusetts GOL
Series B
5.00%, 06/01/17	100	120,457
5.00%, 07/01/17	100	120,680
Series D
5.50%, 08/01/17	215	265,602
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Senior Series B
5.25%, 07/01/17	200	244,140
Series C

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

5.50%, 07/01/17	500	618,749
Massachusetts Port Authority RB Port Airport & Marina Revenue Series B
4.50%, 07/01/17 (AGM)	100	114,791
Massachusetts Water Pollution Abatement Trust RB Water Revenue Series A
5.25%, 08/01/17	125	153,593
Massachusetts Water Resources Authority RB Water Revenue Series J
5.25%, 08/01/17 (AGM)	350	427,017

		2,065,029
MINNESOTA—1.89%
State of Minnesota GO
5.00%, 08/01/17	200	243,770
Series A
5.00%, 06/01/17	100	121,379
5.00%, 08/01/17	50	60,942
Series B
5.00%, 08/01/17	100	121,885
Series D
5.00%, 08/01/17	100	121,885

		669,861
MISSISSIPPI—0.33%
Mississippi Development Bank RB Miscellaneous Revenue Series C
5.00%, 08/01/17	100	116,816

		116,816
NEVADA—1.64%
Clark County School District GOL Series B
4.50%, 06/15/17 (AMBAC)	200	230,040
County of Clark RB Fuel Sales Tax Revenue
5.00%, 07/01/17 (AMBAC)	250	294,170
County of Clark RB Port Airport & Marina Revenue Series D
5.00%, 07/01/17	50	58,921

		583,131
NEW HAMPSHIRE—1.96%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series A
5.00%, 08/15/17	475	573,292
State of New Hampshire GO Series B
5.00%, 06/01/17	100	121,084

		694,376

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

NEW JERSEY—4.46%
Camden County Municipal Utilities Authority RB Sewer Revenue
5.25%, 07/15/17 (GTD)	100	117,748
New Jersey Educational Facilities Authority RB College & University Revenue Series F
4.50%, 07/01/17	250	298,583
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.75%, 06/15/17	215	257,058
State of New Jersey GO
5.00%, 06/01/17	215	257,243
5.00%, 06/01/23 (PR 06/01/17)	115	140,102
5.00%, 06/01/27 (PR 06/01/17)	120	146,194
Series N
5.50%, 07/15/17 (NPFGC-FGIC)	200	245,324
Series Q
5.00%, 08/15/17	100	120,216

		1,582,468
NEW MEXICO—0.68%
State of New Mexico RB Miscellaneous Taxes Series A
5.00%, 07/01/17	200	241,478

		241,478
NEW YORK—9.59%
City of New York GO
Series A-1
4.20%, 08/01/17	210	241,632
5.00%, 08/01/17	110	131,284
Series C
5.00%, 08/01/17	305	364,014
Series E
5.00%, 08/01/17	725	865,280
Series G
4.00%, 08/01/17	100	113,992
Series J-1
5.00%, 08/01/17	100	119,349
New York City Municipal Water Finance Authority RB Water Revenue Series AA
5.00%, 06/15/17	250	299,710
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-3
4.00%, 08/01/17	85	97,317
New York State Dormitory Authority RB College & University Revenue
4.75%, 07/01/17	100	116,989
5.00%, 07/01/17	85	100,558
Series A
3.10%, 07/01/17	200	217,394
5.00%, 07/01/17	100	117,668

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

New York State Dormitory Authority RB Income Tax Revenue Series D
5.00%, 06/15/17	175	209,797
New York State Dormitory Authority RB Miscellaneous Revenue
3.00%, 07/01/17	100	107,128
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/17	150	185,114
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/17 (AGM)	100	118,781

		3,406,007
NORTH CAROLINA—1.06%
City of Charlotte GO
5.00%, 08/01/17	110	134,074
County of Mecklenburg GO Series A
5.00%, 08/01/17	100	122,007
State of North Carolina GO Series B
5.00%, 06/01/17	100	121,497

		377,578
OHIO—1.75%
State of Ohio GO
Series B
5.00%, 08/01/17	100	120,537
Series C
5.00%, 08/01/17	215	259,931
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/17 (AGM)	100	119,277
5.50%, 06/15/17 (AGM)	100	121,902

		621,647
OKLAHOMA—0.33%
State of Oklahoma GO Series A
4.00%, 07/15/17	100	115,952

		115,952
OREGON—0.65%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17 (AGM, GTD)	190	229,296

		229,296
PENNSYLVANIA—4.16%
City of Philadelphia RB Water Revenue Series A
5.00%, 06/15/17 (AGM)	100	117,052
Commonwealth of Pennsylvania GO
5.38%, 07/01/17	100	122,736
5.38%, 07/01/17 (AGM)	350	429,576
Series A
5.00%, 08/01/20 (PR 08/01/17)	100	122,336

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Delaware Valley Regional Financial Authority RB Miscellaneous Revenue
5.75%, 07/01/17	450	518,998
Pennsylvania Higher Educational Facilties Authority RB College & University Revenue
3.50%, 08/01/17	150	167,897

		1,478,595
PUERTO RICO—5.35%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/17 (XLCA)	180	201,121
Series B
5.25%, 07/01/17 (Call 07/01/16)	150	163,062
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.38%, 07/01/17 (XLCA)	365	415,217
Series TT
5.00%, 07/01/17	100	111,851
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/17 (NPFGC)	155	185,245
Series BB
5.25%, 07/01/17 (AMBAC)	150	166,730
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue Series C
5.50%, 07/01/17 (AMBAC)	350	389,669
Puerto Rico Municipal Finance Agency GO Series C
5.25%, 08/01/17 (AGM)	240	268,610

		1,901,505
TEXAS—6.46%
City of Houston RB Port Airport & Marina Revenue Series B
5.00%, 07/01/17 (NPFGC-FGIC)	150	174,614
Corpus Christi Independent School District GO
5.00%, 08/15/17	100	121,057
Klein Independent School District GO Series A
4.00%, 08/01/17	250	288,455
Lone Star College System (Harris and Montgomery Counties) Limited Tax GO Series A
5.00%, 08/15/17	100	120,996
Mesquite Independent School District GO
4.25%, 08/15/17 (PSF)	230	268,780
North East Independent School District GO Series A
5.00%, 08/01/17 (PSF)	250	302,095
Round Rock Independent School District GO
5.00%, 08/01/17	105	126,880
State of Texas GO
Series A
5.00%, 08/01/17	100	120,958
Series B
5.00%, 08/01/17	100	121,442
Texas Water Development Board RB Water Revenue Series A
5.00%, 07/15/17	225	272,979
University of Texas System RB College & University Revenue
Series B
5.25%, 08/15/17	210	256,945
Series E
5.00%, 08/15/17	100	120,996

		2,296,197

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

UTAH—2.24%
State of Utah GO
Series A
4.00%, 07/01/17	250	291,005
5.00%, 07/01/17	315	383,525
Series C
5.00%, 07/01/17	100	121,754

		796,284
VIRGINIA—2.74%
Commonwealth of Virginia GO Series B
5.00%, 06/01/17	150	182,334
Virginia Beach Development Authority RB Miscellaneous Revenue Series B
5.00%, 08/01/17	100	120,357
Virginia Public Building Authority RB Miscellaneous Revenue
5.00%, 08/01/17	125	151,047
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/17	300	367,107
Series C
5.00%, 08/01/17 (SAW)	125	151,274

		972,119
WASHINGTON—5.80%
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/17	845	1,017,743
5.25%, 07/01/17 (NPFGC)	145	176,570
Series C
0.01%, 07/01/17	100	89,627
State of Washington GO
Series R-2007C
5.00%, 07/01/17	270	325,196
Series R-2011B
5.00%, 07/01/17	100	120,443
Series R-2011C
5.00%, 07/01/17	275	331,218

		2,060,797
WISCONSIN—1.03%
State of Wisconsin RB Miscellaneous Revenue
Series 1
4.00%, 07/01/17	100	113,752
5.00%, 07/01/17 (NPFGC-FGIC)	110	132,748
Wisconsin Public Power Inc. RB Electric Power & Light Revenues
Series A
5.00%, 07/01/17 (AGM)	100	118,856

		365,356

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $33,201,800)		34,983,825

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
BlackRock Liquidity Funds—MuniFund, Institutional Shares
0.01%(a)(b)	29,516	29,516

		29,516

TOTAL SHORT-TERM INVESTMENTS (Cost: $29,516)		29,516

TOTAL INVESTMENTS IN SECURITIES—98.58% (Cost: $33,231,316)		35,013,341
Other Assets, Less Liabilities—1.42%		504,110

NET ASSETS—100.00%		$35,517,451

GO - General Obligation

GOL - General Obligation Limited

GTD - Guaranteed by the Commonwealth, County or State

PR - Prerefunded

PSF - Permanent School Fund

RB - Revenue Bond

SAW - State Aid Withholding

ST - Special Tax

Insured by:

AGM - Assured Guaranty Municipal Corp.

AMBAC - Ambac Financial Group Inc.

FGIC - Financial Guaranty Insurance Co.

NPFGC - National Public Finance Guarantee Corp.

XLCA - XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.97%

BIOTECHNOLOGY—52.51%
Acorda Therapeutics Inc.(a)(b)	241,376	$5,754,404
Affymax Inc.(a)	262,009	1,731,880
Alexion Pharmaceuticals Inc.(a)	1,196,814	85,572,201
Alnylam Pharmaceuticals Inc.(a)	269,263	2,194,493
AMAG Pharmaceuticals Inc.(a)(b)	134,664	2,546,496
Amarin Corp. PLC ADR(a)	649,163	4,862,231
Amgen Inc.	1,705,605	109,516,897
Amylin Pharmaceuticals Inc.(a)(b)	427,379	4,863,573
Arena Pharmaceuticals Inc.(a)(b)	711,233	1,330,006
ARIAD Pharmaceuticals Inc.(a)(b)	957,229	11,726,055
ArQule Inc.(a)	231,078	1,303,280
Astex Pharmaceuticals Inc.(a)	597,108	1,128,534
BioCryst Pharmaceuticals Inc.(a)(b)	272,527	673,142
Biogen Idec Inc.(a)	579,938	63,822,177
BioSante Pharmaceuticals Inc.(a)(b)	665,175	333,984
Celgene Corp.(a)	1,199,908	81,113,781
China Biologic Products Inc.(a)(b)	159,588	1,669,291
Cubist Pharmaceuticals Inc.(a)(b)	447,695	17,737,676
Curis Inc.(a)(b)	460,377	2,154,564
Dendreon Corp.(a)(b)	921,220	7,001,272
Enzon Pharmaceuticals Inc.(a)(b)	386,138	2,587,125
Exelixis Inc.(a)(b)	1,063,000	5,033,305
Geron Corp.(a)(b)	1,023,765	1,515,172
Gilead Sciences Inc.(a)	1,612,529	66,000,812
GTx Inc.(a)(b)	404,777	1,360,051
Halozyme Therapeutics Inc.(a)(b)	655,783	6,236,496
Human Genome Sciences Inc.(a)(b)	662,455	4,895,542
Illumina Inc.(a)(b)	683,248	20,825,399
ImmunoGen Inc.(a)(b)	362,398	4,196,569
Immunomedics Inc.(a)(b)	483,443	1,609,865
Incyte Corp.(a)(b)	897,467	13,470,980
InterMune Inc.(a)	622,449	7,842,857
Lexicon Pharmaceuticals Inc.(a)(b)	2,039,976	2,631,569
Life Technologies Corp.(a)	478,374	18,613,532
Ligand Pharmaceuticals Inc. Class B(a)(b)	135,451	1,607,803
Maxygen Inc.(a)	168,028	945,998
Medicines Co. (The)(a)	242,777	4,525,363
Micromet Inc.(a)(b)	574,925	4,133,711
Momenta Pharmaceuticals Inc.(a)(b)	334,264	5,812,851
Myriad Genetics Inc.(a)	494,652	10,358,013
Novavax Inc.(a)(b)	727,164	916,227
NPS Pharmaceuticals Inc.(a)(b)	485,544	3,199,735
Oncothyreon Inc.(a)(b)	258,170	1,956,929
Pacific Biosciences of California Inc.(a)(b)	334,631	936,967
PDL BioPharma Inc.	664,304	4,118,685
Regeneron Pharmaceuticals Inc.(a)(b)	824,994	45,729,417
Sangamo BioSciences Inc.(a)(b)	320,060	908,970
Seattle Genetics Inc.(a)(b)	674,213	11,269,470
Sequenom Inc.(a)(b)	639,523	2,845,877
Sinovac Biotech Ltd.(a)	340,334	748,735
Spectrum Pharmaceuticals Inc.(a)(b)	370,124	5,414,914
United Therapeutics Corp.(a)(b)	415,320	19,623,870
Vertex Pharmaceuticals Inc.(a)	1,234,956	41,012,889
Vical Inc.(a)(b)	453,121	1,998,264

		731,919,899

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

December 31, 2011

COMMERCIAL SERVICES—0.32%
AVEO Pharmaceuticals Inc.(a)	263,021	4,523,961

		4,523,961

HEALTH CARE - PRODUCTS—3.40%
Affymetrix Inc.(a)(b)	392,167	1,603,963
Columbia Laboratories Inc.(a)(b)	520,947	1,302,368
Gen-Probe Inc.(a)	197,632	11,684,004
Genomic Health Inc.(a)(b)	192,483	4,887,143
Luminex Corp.(a)(b)	264,975	5,625,419
QIAGEN NV(a)	871,415	12,034,241
TECHNE Corp.	150,726	10,288,557

		47,425,695
PHARMACEUTICALS—43.74%
Achillion Pharmaceuticals Inc.(a)(b)	434,483	3,310,760
Akorn Inc.(a)(b)	633,166	7,040,806
Alkermes PLC(a)(b)	704,180	12,224,565
Ardea Biosciences Inc.(a)(b)	164,843	2,771,011
Array BioPharma Inc.(a)(b)	257,588	556,390
Auxilium Pharmaceuticals Inc.(a)(b)	290,065	5,780,995
AVANIR Pharmaceuticals Inc. Class A(a)(b)	751,951	1,541,500
AVI BioPharma Inc.(a)(b)	854,700	636,751
BioMarin Pharmaceutical Inc.(a)(b)	858,932	29,530,082
Cadence Pharmaceuticals Inc.(a)(b)	523,042	2,066,016
Cardiome Pharma Corp.(a)(b)	410,596	1,079,867
Cytori Therapeutics Inc.(a)(b)	338,248	744,146
Depomed Inc.(a)(b)	301,697	1,562,790
DURECT Corp.(a)	531,153	626,761
Dyax Corp.(a)	696,360	947,050
Endo Pharmaceuticals Holdings Inc.(a)	353,035	12,190,299
Endocyte Inc.(a)(b)	203,950	766,852
Grifols SA ADR(a)	1,011,408	5,593,085
Hi-Tech Pharmacal Co. Inc.(a)(b)	81,690	3,176,924
Idenix Pharmaceuticals Inc.(a)(b)	614,039	4,571,520
Impax Laboratories Inc.(a)	469,213	9,464,026
Ironwood Pharmaceuticals Inc. Class A(a)	360,652	4,317,004
Isis Pharmaceuticals Inc.(a)(b)	600,717	4,331,170
ISTA Pharmaceuticals Inc.(a)	242,226	1,707,693
MannKind Corp.(a)(b)	929,935	2,324,837
MAP Pharmaceuticals Inc.(a)	183,599	2,417,999
Medivation Inc.(a)(b)	219,843	10,136,961
Mylan Inc.(a)	1,850,462	39,710,915
Nektar Therapeutics(a)(b)	878,811	4,916,948
Neurocrine Biosciences Inc.(a)(b)	188,889	1,605,556
Obagi Medical Products Inc.(a)(b)	121,994	1,239,459
Onyx Pharmaceuticals Inc.(a)	541,330	23,791,453
Optimer Pharmaceuticals Inc.(a)(b)	283,293	3,467,506
Osiris Therapeutics Inc.(a)(b)	214,058	1,145,210
Pain Therapeutics Inc.(a)	222,761	846,492
Perrigo Co.(b)	565,026	54,977,030
Pharmasset Inc.(a)	1,217,154	156,039,143
Progenics Pharmaceuticals Inc.(a)(b)	234,042	1,998,719
QLT Inc.(a)(b)	263,359	1,896,185
Questcor Pharmaceuticals Inc.(a)	436,491	18,149,296
Rigel Pharmaceuticals Inc.(a)	473,893	3,739,016
Sagent Pharmaceuticals Inc.(a)(b)	166,536	3,497,256
Salix Pharmaceuticals Ltd.(a)	403,214	19,293,790
Santarus Inc.(a)(b)	408,515	1,352,185
Savient Pharmaceuticals Inc.(a)(b)	417,148	930,240

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

December 31, 2011

SciClone Pharmaceuticals Inc.(a)(b)	328,063	1,407,390
Shire PLC SP ADR(b)	282,649	29,367,231
SIGA Technologies Inc.(a)(b)	342,150	862,218
Synta Pharmaceuticals Corp.(a)(b)	321,162	1,499,827
Targacept Inc.(a)(b)	215,206	1,198,697
Teva Pharmaceutical Industries Ltd. SP ADR	1,497,682	60,446,446
Theravance Inc.(a)(b)	561,514	12,409,459
Vanda Pharmaceuticals Inc.(a)(b)	175,291	834,385
ViroPharma Inc.(a)	424,032	11,614,236
VIVUS Inc.(a)(b)	454,769	4,433,998
Warner Chilcott PLC Class A(a)	970,007	14,676,206
XenoPort Inc.(a)(b)	223,869	852,941

		609,617,293

TOTAL COMMON STOCKS
(Cost: $1,729,724,758)		1,393,486,848

SHORT-TERM INVESTMENTS—15.87%

MONEY MARKET FUNDS—15.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	202,855,592	202,855,592
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	17,719,705	17,719,705
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	625,890	625,890

		221,201,187

TOTAL SHORT-TERM INVESTMENTS
(Cost: $221,201,187)		221,201,187

TOTAL INVESTMENTS IN SECURITIES—115.84%
(Cost: $1,950,925,945)		1,614,688,035
Other Assets, Less Liabilities—(15.84)%		(220,798,132)

NET ASSETS—100.00%		$1,393,889,903

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.79%

AEROSPACE & DEFENSE—2.15%
Boeing Co. (The)	8,792	$644,893
General Dynamics Corp.	3,957	262,785
Lockheed Martin Corp.	3,157	255,401
Northrop Grumman Corp.	3,112	181,990
Raytheon Co.	4,243	205,276
United Technologies Corp.	10,900	796,681

		2,347,026
AGRICULTURE—2.56%
Altria Group Inc.	24,930	739,175
Archer-Daniels-Midland Co.	8,039	229,915
Philip Morris International Inc.	21,179	1,662,128
Reynolds American Inc.	3,981	164,893

		2,796,111
APPAREL—0.57%
Coach Inc.	3,489	212,968
Nike Inc. Class B	4,253	409,862

		622,830
AUTO MANUFACTURERS—0.76%
Ford Motor Co.(a)	44,376	477,486
General Motors Co.(a)	9,069	183,829
PACCAR Inc.	4,339	162,582

		823,897
AUTO PARTS & EQUIPMENT—0.23%
Johnson Controls Inc.	8,073	252,362

		252,362
BANKS—6.93%
Bank of America Corp.	120,676	670,959
Bank of New York Mellon Corp. (The)	14,790	294,469
BB&T Corp.	8,314	209,263
Capital One Financial Corp.	5,462	230,988
Citigroup Inc.	34,607	910,510
Goldman Sachs Group Inc. (The)	6,166	557,592
JPMorgan Chase & Co.	47,321	1,573,423
Morgan Stanley	18,395	278,316
PNC Financial Services Group Inc. (The)(b)	6,268	361,476
State Street Corp.	5,998	241,779
U.S. Bancorp	22,945	620,662
Wells Fargo & Co.	58,576	1,614,355

		7,563,792
BEVERAGES—2.65%
Coca-Cola Co. (The)	23,527	1,646,184
PepsiCo Inc.	18,823	1,248,906

		2,895,090

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2011

BIOTECHNOLOGY—1.60%
Amgen Inc.	10,468	672,150
Biogen Idec Inc.(a)	2,878	316,724
Celgene Corp.(a)	5,512	372,611
Gilead Sciences Inc.(a)	9,374	383,678

		1,745,163

CHEMICALS—2.06%
Air Products and Chemicals Inc.	2,521	214,764
Dow Chemical Co. (The)	14,001	402,669
E.I. du Pont de Nemours and Co.	11,060	506,327
LyondellBasell Industries NV Class A	3,750	121,837
Monsanto Co.	6,383	447,257
Mosaic Co. (The)	3,274	165,108
Praxair Inc.	3,614	386,336

		2,244,298

COMMERCIAL SERVICES—1.31%
Automatic Data Processing Inc.	5,952	321,467
MasterCard Inc. Class A	1,278	476,464
Visa Inc. Class A	6,228	632,329

		1,430,260

COMPUTERS—8.56%
Accenture PLC Class A	7,690	409,339
Apple Inc.(a)	11,013	4,460,265
Cognizant Technology Solutions Corp. Class A(a)	3,620	232,802
Dell Inc.(a)	19,520	285,578
EMC Corp.(a)	24,504	527,816
Hewlett-Packard Co.	23,663	609,559
International Business Machines Corp.	14,424	2,652,285
NetApp Inc.(a)	4,391	159,261

		9,336,905

COSMETICS & PERSONAL CARE—2.66%
Colgate-Palmolive Co.	5,823	537,987
Estee Lauder Companies Inc. (The) Class A	1,341	150,621
Procter & Gamble Co. (The)	33,240	2,217,440

		2,906,048

DIVERSIFIED FINANCIAL SERVICES—1.17%
American Express Co.	12,513	590,238
BlackRock Inc.(b)	1,016	181,092
Charles Schwab Corp. (The)	12,512	140,885
CME Group Inc.	796	193,962
Franklin Resources Inc.	1,720	165,223

		1,271,400

ELECTRIC—2.46%
American Electric Power Co. Inc.	5,731	236,747
Dominion Resources Inc.	6,858	364,023
Duke Energy Corp.	15,857	348,854
Exelon Corp.	7,889	342,146
FirstEnergy Corp.	4,973	220,304
NextEra Energy Inc.	5,026	305,983

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2011

PG&E Corp.	4,728	194,888
Public Service Enterprise Group Inc.	6,040	199,380
Southern Co. (The)	10,113	468,131

		2,680,456
ELECTRICAL COMPONENTS & EQUIPMENT—0.38%
Emerson Electric Co.	8,952	417,074

		417,074

ELECTRONICS—0.89%
Honeywell International Inc.	9,373	509,423
Thermo Fisher Scientific Inc.(a)	4,554	204,793
Tyco International Ltd.	5,582	260,735

		974,951
ENVIRONMENTAL CONTROL—0.17%
Waste Management Inc.	5,632	184,223

		184,223
FOOD—1.43%
General Mills Inc.	7,604	307,278
Kellogg Co.	2,923	147,816
Kraft Foods Inc. Class A	19,679	735,207
Kroger Co. (The)	6,809	164,914
Sysco Corp.	6,950	203,844

		1,559,059
HEALTH CARE - PRODUCTS—1.47%
Baxter International Inc.	6,793	336,118
Becton, Dickinson and Co.	2,601	194,347
Covidien PLC	5,902	265,649
Medtronic Inc.	12,745	487,496
St. Jude Medical Inc.	3,902	133,838
Stryker Corp.	3,725	185,170

		1,602,618
HEALTH CARE - SERVICES—1.05%
Aetna Inc.	4,508	190,192
HCA Holdings Inc.(a)	1,337	29,454
UnitedHealth Group Inc.	12,903	653,924
WellPoint Inc.	4,143	274,474

		1,148,044
HOUSEHOLD PRODUCTS & WARES—0.32%
Kimberly-Clark Corp.	4,679	344,187

		344,187
INSURANCE—3.37%
ACE Ltd.	4,017	281,672
Aflac Inc.	5,564	240,699
Allstate Corp. (The)	6,213	170,298
American International Group Inc.(a)	5,292	122,774
Berkshire Hathaway Inc. Class B(a)	20,847	1,590,626
Chubb Corp. (The)	3,480	240,886
Loews Corp.	3,791	142,731

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2011

MetLife Inc.	9,782	305,003
Prudential Financial Inc.	5,789	290,145
Travelers Companies Inc. (The)	4,989	295,199

		3,680,033
INTERNET—3.45%
Amazon.com Inc.(a)	4,329	749,350
eBay Inc.(a)	13,727	416,340
Google Inc. Class A(a)	2,998	1,936,408
Priceline.com Inc.(a)	589	275,481
Symantec Corp.(a)	8,974	140,443
Yahoo! Inc.(a)	15,502	250,047

		3,768,069
LEISURE TIME—0.15%
Carnival Corp.	5,067	165,387

		165,387

LODGING—0.18%
Las Vegas Sands Corp.(a)	4,682	200,062

		200,062

MACHINERY—1.18%
Caterpillar Inc.	7,678	695,627
Cummins Inc.	2,333	205,351
Deere & Co.	4,998	386,595

		1,287,573
MANUFACTURING—3.22%
3M Co.	8,463	691,681
Danaher Corp.	6,541	307,689
General Electric Co.	126,294	2,261,925
Illinois Tool Works Inc.	5,309	247,983

		3,509,278
MEDIA—3.46%
CBS Corp. Class B NVS	7,966	216,197
Comcast Corp. Class A	32,844	778,731
DIRECTV Class A(a)	8,404	359,355
News Corp. Class A NVS	27,341	487,763
Thomson Reuters Corp.	4,504	120,122
Time Warner Cable Inc.	3,801	241,630
Time Warner Inc.	11,920	430,789
Viacom Inc. Class B NVS	6,577	298,662
Walt Disney Co. (The)	22,510	844,125

		3,777,374
METAL FABRICATE & HARDWARE—0.26%
Precision Castparts Corp.	1,706	281,132

		281,132
MINING—0.86%
Alcoa Inc.	12,738	110,183
Freeport-McMoRan Copper & Gold Inc.	11,282	415,065
Newmont Mining Corp.	5,793	347,638
Southern Copper Corp.	2,022	61,024

		933,910

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2011

OIL & GAS—10.98%
Anadarko Petroleum Corp.	5,925	452,255
Apache Corp.	4,567	413,679
Chesapeake Energy Corp.	7,849	174,954
Chevron Corp.	23,939	2,547,110
ConocoPhillips	15,812	1,152,220
Devon Energy Corp.	5,038	312,356
EOG Resources Inc.	3,197	314,937
Exxon Mobil Corp.	58,661	4,972,106
Hess Corp.	3,621	205,673
Marathon Oil Corp.	8,472	247,975
Marathon Petroleum Corp.	4,224	140,617
Occidental Petroleum Corp.	9,681	907,110
Southwestern Energy Co.(a)	4,126	131,784

		11,972,776

OIL & GAS SERVICES—1.90%
Baker Hughes Inc.	5,173	251,615
Halliburton Co.	10,893	375,917
National Oilwell Varco Inc.	5,039	342,602
Schlumberger Ltd.	16,159	1,103,821

		2,073,955

PHARMACEUTICALS—8.32%
Abbott Laboratories	18,510	1,040,817
Allergan Inc.	3,631	318,584
Bristol-Myers Squibb Co.	20,317	715,971
Cardinal Health Inc.	4,167	169,222
Eli Lilly and Co.	12,175	505,993
Express Scripts Inc.(a)	5,812	259,738
Johnson & Johnson	32,643	2,140,728
McKesson Corp.	2,999	233,652
Medco Health Solutions Inc.(a)	4,760	266,084
Merck & Co. Inc.	36,757	1,385,739
Pfizer Inc.	94,090	2,036,108

		9,072,636

PIPELINES—0.27%
Kinder Morgan Inc.	2,032	65,370
Williams Companies Inc. (The)	7,021	231,833

		297,203

REAL ESTATE INVESTMENT TRUSTS—0.62%
Public Storage	1,670	224,548
Simon Property Group Inc.	3,494	450,517

		675,065

RETAIL—6.19%
Costco Wholesale Corp.	5,203	433,514
CVS Caremark Corp.	16,148	658,515
Home Depot Inc. (The)	19,031	800,063
Kohl’s Corp.	3,019	148,988
Lowe’s Companies Inc.	15,508	393,593
McDonald’s Corp.	12,357	1,239,778

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2011

Starbucks Corp.	8,928	410,777
Target Corp.	8,208	420,414
TJX Companies Inc. (The)	4,599	296,866
Wal-Mart Stores Inc.	21,132	1,262,848
Walgreen Co.	10,903	360,453
Yum! Brands Inc.	5,545	327,211

		6,753,020

SEMICONDUCTORS—3.10%
Applied Materials Inc.	15,654	167,654
Broadcom Corp. Class A(a)	6,397	187,816
Intel Corp.	63,139	1,531,121
QUALCOMM Inc.	19,882	1,087,546
Texas Instruments Inc.	13,829	402,562

		3,376,699

SOFTWARE—3.56%
Adobe Systems Inc.(a)	5,994	169,451
Microsoft Corp.	88,370	2,294,085
Oracle Corp.	45,740	1,173,231
Salesforce.com Inc.(a)	1,598	162,133
VMware Inc. Class A(a)	1,002	83,356

		3,882,256

TELECOMMUNICATIONS—5.36%
American Tower Corp. Class A	4,723	283,427
AT&T Inc.	70,522	2,132,585
CenturyLink Inc.	7,283	270,928
Cisco Systems Inc.	65,500	1,184,240
Corning Inc.	18,679	242,453
Juniper Networks Inc.(a)	6,317	128,930
Motorola Solutions Inc.	3,575	165,487
Sprint Nextel Corp.(a)	35,540	83,164
Verizon Communications Inc.	33,690	1,351,643

		5,842,857

TRANSPORTATION—1.98%
CSX Corp.	13,133	276,581
FedEx Corp.	3,760	313,998
Norfolk Southern Corp.	4,207	306,522
Union Pacific Corp.	5,842	618,901
United Parcel Service Inc. Class B	8,750	640,413

		2,156,415

TOTAL COMMON STOCKS
(Cost: $110,910,285)		108,851,494

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2011

SHORT-TERM INVESTMENTS—0.07%

MONEY MARKET FUNDS—0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(b)(c)	76,840	76,840

		76,840

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,840)		76,840

TOTAL INVESTMENTS IN SECURITIES—99.86%
(Cost: $110,987,125)		108,928,334
Other Assets, Less Liabilities—0.14%		153,457

NET ASSETS—100.00%		$109,081,791

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.82%

AEROSPACE & DEFENSE—2.83%
Boeing Co. (The)	57,253	$4,199,507
Lockheed Martin Corp.	20,232	1,636,769
United Technologies Corp.	75,699	5,532,840

		11,369,116
AGRICULTURE—3.85%
Altria Group Inc.	136,537	4,048,322
Philip Morris International Inc.	140,708	11,042,764
Reynolds American Inc.	8,937	370,171

		15,461,257
APPAREL—1.14%
Coach Inc.	25,606	1,562,990
Nike Inc. Class B	31,217	3,008,383

		4,571,373
AUTO MANUFACTURERS—0.79%
Ford Motor Co.(a)	182,541	1,964,141
PACCAR Inc.	32,089	1,202,375

		3,166,516
AUTO PARTS & EQUIPMENT—0.12%
Johnson Controls Inc.	14,989	468,556

		468,556
BANKS—0.21%
Wells Fargo & Co.	30,202	832,367

		832,367
BEVERAGES—5.29%
Coca-Cola Co. (The)	172,721	12,085,289
PepsiCo Inc.	138,189	9,168,840

		21,254,129
BIOTECHNOLOGY—1.96%
Biogen Idec Inc.(a)	21,123	2,324,586
Celgene Corp.(a)	40,465	2,735,434
Gilead Sciences Inc.(a)	68,817	2,816,680

		7,876,700
CHEMICALS—3.16%
Air Products and Chemicals Inc.	18,485	1,574,737
E.I. du Pont de Nemours and Co.	81,198	3,717,244
LyondellBasell Industries NV Class A	1,860	60,431
Monsanto Co.	46,864	3,283,761
Mosaic Co. (The)	24,148	1,217,784
Praxair Inc.	26,527	2,835,736

		12,689,693

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

December 31, 2011

COMMERCIAL SERVICES—1.83%
Automatic Data Processing Inc.	43,684	2,359,373
MasterCard Inc. Class A	9,379	3,496,679
Visa Inc. Class A	14,729	1,495,435

		7,351,487
COMPUTERS—15.81%
Accenture PLC Class A	56,450	3,004,834
Apple Inc.(a)	80,846	32,742,630
Cognizant Technology Solutions Corp. Class A(a)	26,563	1,708,267
Dell Inc.(a)	105,235	1,539,588
EMC Corp.(a)	179,893	3,874,895
International Business Machines Corp.	105,889	19,470,869
NetApp Inc.(a)	32,242	1,169,417

		63,510,500
COSMETICS & PERSONAL CARE—1.44%
Colgate-Palmolive Co.	38,557	3,562,281
Estee Lauder Companies Inc. (The) Class A	9,891	1,110,957
Procter & Gamble Co. (The)	16,390	1,093,377

		5,766,615
DIVERSIFIED FINANCIAL SERVICES—1.38%
American Express Co.	55,579	2,621,662
BlackRock Inc.(b)	3,716	662,340
Charles Schwab Corp. (The)	91,797	1,033,634
Franklin Resources Inc.	12,700	1,219,962

		5,537,598
ELECTRICAL COMPONENTS & EQUIPMENT—0.76%
Emerson Electric Co.	65,721	3,061,941

		3,061,941
ELECTRONICS—0.93%
Honeywell International Inc.	68,811	3,739,878

		3,739,878
FOOD—1.27%
General Mills Inc.	42,003	1,697,341
Kellogg Co.	20,169	1,019,946
Kroger Co. (The)	37,442	906,845
Sysco Corp.	50,880	1,492,311

		5,116,443
HEALTH CARE - PRODUCTS—2.52%
Baxter International Inc.	44,862	2,219,772
Becton, Dickinson and Co.	19,066	1,424,611
Covidien PLC	23,203	1,044,367
Medtronic Inc.	80,748	3,088,611
St. Jude Medical Inc.	28,826	988,732
Stryker Corp.	27,313	1,357,729

		10,123,822

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

December 31, 2011

HEALTH CARE - SERVICES—0.03%
HCA Holdings Inc.(a)	5,978	131,695

		131,695

HOUSEHOLD PRODUCTS & WARES—0.55%
Kimberly-Clark Corp.	30,078	2,212,538

		2,212,538

INTERNET—6.08%
Amazon.com Inc.(a)	31,776	5,500,426
eBay Inc.(a)	54,917	1,665,633
Google Inc. Class A(a)	22,002	14,211,092
Priceline.com Inc.(a)	4,340	2,029,861
Symantec Corp.(a)	66,230	1,036,499

		24,443,511

LODGING—0.36%
Las Vegas Sands Corp.(a)	34,196	1,461,195

		1,461,195

MACHINERY—2.35%
Caterpillar Inc.	56,365	5,106,669
Cummins Inc.	17,118	1,506,726
Deere & Co.	36,699	2,838,668

		9,452,063

MANUFACTURING—2.10%
3M Co.	54,857	4,483,463
Danaher Corp.	48,004	2,258,108
Illinois Tool Works Inc.	36,362	1,698,469

		8,440,040

MEDIA—2.43%
CBS Corp. Class B NVS	9,044	245,454
Comcast Corp. Class A	105,137	2,492,798
DIRECTV Class A(a)	61,691	2,637,907
Thomson Reuters Corp.	15,503	413,465
Time Warner Cable Inc.	27,904	1,773,857
Viacom Inc. Class B NVS	48,284	2,192,577

		9,756,058

METAL FABRICATE & HARDWARE—0.51%
Precision Castparts Corp.	12,531	2,064,984

		2,064,984

MINING—0.87%
Freeport-McMoRan Copper & Gold Inc.	82,825	3,047,132
Southern Copper Corp.	14,863	448,565

		3,495,697

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

December 31, 2011

OIL & GAS—8.61%
Anadarko Petroleum Corp.	6,616	504,999
Apache Corp.	9,678	876,633
Chevron Corp.	10,042	1,068,469
EOG Resources Inc.	23,464	2,311,439
Exxon Mobil Corp.	317,826	26,938,932
Occidental Petroleum Corp.	20,444	1,915,603
Southwestern Energy Co.(a)	30,482	973,595

		34,589,670

OIL & GAS SERVICES—2.89%
Baker Hughes Inc.	15,167	737,723
Halliburton Co.	80,005	2,760,973
Schlumberger Ltd.	118,634	8,103,888

		11,602,584

PHARMACEUTICALS—5.02%
Abbott Laboratories	127,598	7,174,836
Allergan Inc.	26,641	2,337,481
Cardinal Health Inc.	15,382	624,663
Eli Lilly and Co.	29,642	1,231,922
Express Scripts Inc.(a)	42,635	1,905,358
Johnson & Johnson	48,891	3,206,272
McKesson Corp.	22,006	1,714,487
Medco Health Solutions Inc.(a)	34,919	1,951,972

		20,146,991

PIPELINES—0.08%
Kinder Morgan Inc.	10,179	327,458

		327,458

REAL ESTATE INVESTMENT TRUSTS—1.06%
Public Storage	11,535	1,550,996
Simon Property Group Inc.	20,956	2,702,067

		4,253,063

RETAIL—8.48%
Costco Wholesale Corp.	38,195	3,182,408
Home Depot Inc. (The)	84,253	3,541,996
Kohl’s Corp.	18,752	925,411
McDonald’s Corp.	90,713	9,101,235
Starbucks Corp.	65,540	3,015,495
Target Corp.	3,190	163,392
TJX Companies Inc. (The)	33,739	2,177,853
Wal-Mart Stores Inc.	117,907	7,046,122
Walgreen Co.	75,555	2,497,848
Yum! Brands Inc.	40,701	2,401,766

		34,053,526

SEMICONDUCTORS—2.81%
Applied Materials Inc.	7,283	78,001
Broadcom Corp. Class A(a)	46,720	1,371,699
QUALCOMM Inc.	145,961	7,984,067
Texas Instruments Inc.	64,392	1,874,451

		11,308,218

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

December 31, 2011

SOFTWARE—7.10%
Adobe Systems Inc.(a)	44,198	1,249,477
Microsoft Corp.	648,762	16,841,862
Oracle Corp.	335,797	8,613,193
Salesforce.com Inc.(a)	11,660	1,183,024
VMware Inc. Class A(a)	7,413	616,687

		28,504,243

TELECOMMUNICATIONS—1.31%
American Tower Corp. Class A	34,654	2,079,587
Juniper Networks Inc.(a)	46,713	953,412
Verizon Communications Inc.	55,877	2,241,785

		5,274,784

TRANSPORTATION—1.89%
CSX Corp.	96,336	2,028,836
FedEx Corp.	1,598	133,449
Union Pacific Corp.	7,021	743,805
United Parcel Service Inc. Class B	64,237	4,701,506

		7,607,596

TOTAL COMMON STOCKS
(Cost: $386,137,122)		401,023,905

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(b)(c)	234,049	234,049

		234,049

TOTAL SHORT-TERM INVESTMENTS
(Cost: $234,049)		234,049

TOTAL INVESTMENTS IN SECURITIES—99.88%
(Cost: $386,371,171)		401,257,954
Other Assets, Less Liabilities—0.12%		468,039

NET ASSETS—100.00%		$401,725,993

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.77%

AEROSPACE & DEFENSE—1.47%
Boeing Co. (The)	2,526	$185,282
General Dynamics Corp.	9,982	662,904
Lockheed Martin Corp.	1,028	83,165
Northrop Grumman Corp.	7,860	459,653
Raytheon Co.	10,678	516,602
United Technologies Corp.	1,497	109,416

		2,017,022
AGRICULTURE—1.27%
Altria Group Inc.	15,932	472,384
Archer-Daniels-Midland Co.	20,292	580,351
Philip Morris International Inc.	5,051	396,403
Reynolds American Inc.	7,053	292,135

		1,741,273
AUTO MANUFACTURERS—0.72%
Ford Motor Co.(a)	49,053	527,810
General Motors Co.(a)	22,765	461,447

		989,257
AUTO PARTS & EQUIPMENT—0.35%
Johnson Controls Inc.	15,180	474,527

		474,527
BANKS—13.71%
Bank of America Corp.	304,744	1,694,377
Bank of New York Mellon Corp. (The)	37,349	743,619
BB&T Corp.	20,889	525,776
Capital One Financial Corp.	13,789	583,137
Citigroup Inc.	87,393	2,299,310
Goldman Sachs Group Inc. (The)	15,571	1,408,085
JPMorgan Chase & Co.	119,498	3,973,308
Morgan Stanley	46,451	702,804
PNC Financial Services Group Inc. (The)(b)	15,830	912,916
State Street Corp.	15,136	610,132
U.S. Bancorp	57,943	1,567,358
Wells Fargo & Co.	137,568	3,791,374

		18,812,196
BIOTECHNOLOGY—1.24%
Amgen Inc.	26,436	1,697,456

		1,697,456
CHEMICALS—0.95%
Dow Chemical Co. (The)	35,358	1,016,896
LyondellBasell Industries NV Class A	8,839	287,179

		1,304,075

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

December 31, 2011

COMMERCIAL SERVICES—0.79%
Visa Inc. Class A	10,648	1,081,091

		1,081,091
COMPUTERS—1.26%
Dell Inc.(a)	13,101	191,668
Hewlett-Packard Co.	59,757	1,539,340

		1,731,008
COSMETICS & PERSONAL CARE—3.90%
Colgate-Palmolive Co.	1,459	134,797
Procter & Gamble Co. (The)	78,316	5,224,460

		5,359,257
DIVERSIFIED FINANCIAL SERVICES—0.95%
American Express Co.	12,469	588,163
BlackRock Inc.(b)	1,309	233,316
CME Group Inc.	2,009	489,533

		1,311,012
ELECTRIC—4.93%
American Electric Power Co. Inc.	14,463	597,467
Dominion Resources Inc.	17,319	919,293
Duke Energy Corp.	40,043	880,946
Exelon Corp.	19,923	864,060
FirstEnergy Corp.	12,555	556,186
NextEra Energy Inc.	12,692	772,689
PG&E Corp.	11,928	491,672
Public Service Enterprise Group Inc.	15,165	500,597
Southern Co. (The)	25,539	1,182,200

		6,765,110
ELECTRONICS—0.86%
Thermo Fisher Scientific Inc.(a)	11,497	517,020
Tyco International Ltd.	14,098	658,518

		1,175,538
ENVIRONMENTAL CONTROL—0.34%
Waste Management Inc.	14,204	464,613

		464,613
FOOD—1.59%
General Mills Inc.	4,754	192,109
Kellogg Co.	485	24,526
Kraft Foods Inc. Class A	49,694	1,856,568
Kroger Co. (The)	4,373	105,914

		2,179,117
HEALTH CARE - PRODUCTS—0.41%
Baxter International Inc.	1,725	85,353
Covidien PLC	6,998	314,980
Medtronic Inc.	4,425	169,256

		569,589

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

December 31, 2011

HEALTH CARE - SERVICES—2.08%
Aetna Inc.	11,374	479,869
HCA Holdings Inc.(a)	1,319	29,058
UnitedHealth Group Inc.	32,584	1,651,357
WellPoint Inc.	10,464	693,240

		2,853,524
HOUSEHOLD PRODUCTS & WARES—0.08%
Kimberly-Clark Corp.	1,477	108,648

		108,648
INSURANCE—6.77%
ACE Ltd.	10,146	711,438
Aflac Inc.	14,038	607,284
Allstate Corp. (The)	15,654	429,076
American International Group Inc.(a)	13,383	310,486
Berkshire Hathaway Inc. Class B(a)	52,643	4,016,661
Chubb Corp. (The)	8,791	608,513
Loews Corp.	9,599	361,402
MetLife Inc.	24,704	770,271
Prudential Financial Inc.	14,620	732,754
Travelers Companies Inc. (The)	12,600	745,542

		9,293,427
INTERNET—0.81%
eBay Inc.(a)	15,672	475,332
Yahoo! Inc.(a)	39,136	631,263

		1,106,595
LEISURE TIME—0.30%
Carnival Corp.	12,758	416,421

		416,421
MANUFACTURING—4.34%
3M Co.	2,517	205,714
General Electric Co.	318,927	5,711,983
Illinois Tool Works Inc.	892	41,665

		5,959,362
MEDIA—4.50%
CBS Corp. Class B NVS	16,926	459,372
Comcast Corp. Class A	46,782	1,109,201
News Corp. Class A NVS	69,044	1,231,745
Thomson Reuters Corp.	6,016	160,447
Time Warner Inc.	30,103	1,087,922
Walt Disney Co. (The)	56,844	2,131,650

		6,180,337
MINING—0.84%
Alcoa Inc.	32,211	278,625
Newmont Mining Corp.	14,629	877,886

		1,156,511

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

December 31, 2011

OIL & GAS—13.36%
Anadarko Petroleum Corp.	12,690	968,628
Apache Corp.	8,212	743,843
Chesapeake Energy Corp.	19,696	439,024
Chevron Corp.	57,007	6,065,545
ConocoPhillips	39,930	2,909,699
Devon Energy Corp.	12,724	788,888
Exxon Mobil Corp.	38,813	3,289,790
Hess Corp.	9,101	516,937
Marathon Oil Corp.	21,386	625,968
Marathon Petroleum Corp.	10,781	358,899
Occidental Petroleum Corp.	17,407	1,631,036

		18,338,257
OIL & GAS SERVICES—0.91%
Baker Hughes Inc.	7,820	380,365
National Oilwell Varco Inc.	12,726	865,241

		1,245,606
PHARMACEUTICALS—11.65%
Abbott Laboratories	2,874	161,605
Bristol-Myers Squibb Co.	51,306	1,808,023
Cardinal Health Inc.	5,310	215,639
Eli Lilly and Co.	20,569	854,848
Johnson & Johnson	65,617	4,303,163
Merck & Co. Inc.	92,822	3,499,389
Pfizer Inc.	237,604	5,141,751

		15,984,418
PIPELINES—0.46%
Kinder Morgan Inc.	1,635	52,598
Williams Companies Inc. (The)	17,653	582,902

		635,500
REAL ESTATE INVESTMENT TRUSTS—0.18%
Public Storage	257	34,556
Simon Property Group Inc.	1,625	209,528

		244,084
RETAIL—3.89%
CVS Caremark Corp.	40,780	1,663,008
Home Depot Inc. (The)	19,083	802,249
Kohl’s Corp.	1,194	58,924
Lowe’s Companies Inc.	39,162	993,932
Target Corp.	19,629	1,005,397
Wal-Mart Stores Inc.	12,810	765,526
Walgreen Co.	1,543	51,012

		5,340,048
SEMICONDUCTORS—3.37%
Applied Materials Inc.	36,960	395,842
Intel Corp.	159,444	3,866,517
Texas Instruments Inc.	12,674	368,940

		4,631,299

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

December 31, 2011

TELECOMMUNICATIONS—9.43%
AT&T Inc.	178,087	5,385,351
CenturyLink Inc.	18,384	683,885
Cisco Systems Inc.	165,406	2,990,540
Corning Inc.	47,122	611,644
Motorola Solutions Inc.	9,005	416,841
Sprint Nextel Corp.(a)	90,594	211,990
Verizon Communications Inc.	65,851	2,641,942

		12,942,193
TRANSPORTATION—2.06%
FedEx Corp.	8,944	746,913
Norfolk Southern Corp.	10,625	774,138
Union Pacific Corp.	12,348	1,308,147

		2,829,198

TOTAL COMMON STOCKS
(Cost: $140,244,375)		136,937,569

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(b)(c)	115,413	115,413

		115,413

TOTAL SHORT-TERM INVESTMENTS
(Cost: $115,413)		115,413

TOTAL INVESTMENTS IN SECURITIES—99.85%
(Cost: $140,359,788)		137,052,982
Other Assets, Less Liabilities—0.15%		207,709

NET ASSETS—100.00%		$137,260,691

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.77%

ADVERTISING—0.15%
Clear Channel Outdoor Holdings Inc. Class A(a)	19,854	$249,168
Interpublic Group of Companies Inc. (The)	225,784	2,196,878
Lamar Advertising Co. Class A(a)(b)	28,180	774,950
Omnicom Group Inc.	137,348	6,122,974

		9,343,970
AEROSPACE & DEFENSE—1.87%
Alliant Techsystems Inc.	16,263	929,593
BE Aerospace Inc.(a)(b)	47,811	1,850,764
Boeing Co. (The)	359,589	26,375,853
Exelis Inc.	89,614	811,007
General Dynamics Corp.	161,781	10,743,876
Goodrich Corp.	60,622	7,498,941
L-3 Communications Holdings Inc.	48,899	3,260,585
Lockheed Martin Corp.	129,045	10,439,741
Northrop Grumman Corp.	127,027	7,428,539
Raytheon Co.	173,261	8,382,367
Rockwell Collins Inc.	74,781	4,140,624
Spirit AeroSystems Holdings Inc. Class A(a)	56,845	1,181,239
TransDigm Group Inc.(a)(b)	24,566	2,350,475
United Technologies Corp.	445,821	32,585,057

		117,978,661
AGRICULTURE—2.00%
Altria Group Inc.	1,019,658	30,232,860
Archer-Daniels-Midland Co.	328,616	9,398,418
Bunge Ltd.	71,237	4,074,756
Lorillard Inc.	65,665	7,485,810
Philip Morris International Inc.	866,267	67,984,634
Reynolds American Inc.	163,766	6,783,188

		125,959,666
AIRLINES—0.17%
AMR Corp.(a)(b)	162,018	56,706
Copa Holdings SA Class A	15,644	917,834
Delta Air Lines Inc.(a)	409,992	3,316,835
Southwest Airlines Co.	383,954	3,286,646
United Continental Holdings Inc.(a)(b)	160,923	3,036,617

		10,614,638
APPAREL—0.62%
Coach Inc.	142,865	8,720,480
Deckers Outdoor Corp.(a)	18,788	1,419,809
Hanesbrands Inc.(a)(b)	46,757	1,022,108
Nike Inc. Class B	173,885	16,757,297
Ralph Lauren Corp.	30,740	4,244,579
Under Armour Inc. Class A(a)(b)	17,962	1,289,492
VF Corp.	42,150	5,352,629

		38,806,394

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

AUTO MANUFACTURERS—0.58%
Ford Motor Co.(a)	1,814,770	19,526,925
General Motors Co.(a)	369,508	7,489,927
Navistar International Corp.(a)	35,139	1,331,065
Oshkosh Corp.(a)	44,158	944,098
PACCAR Inc.	177,695	6,658,232
Tesla Motors Inc.(a)(b)	26,194	748,101

		36,698,348
AUTO PARTS & EQUIPMENT—0.38%
Autoliv Inc.	43,719	2,338,529
BorgWarner Inc.(a)	53,061	3,382,108
Federal-Mogul Corp. Class A(a)	9,515	140,346
Goodyear Tire & Rubber Co. (The)(a)(b)	118,463	1,678,621
Johnson Controls Inc.	330,333	10,326,209
Lear Corp.	51,666	2,056,307
TRW Automotive Holdings Corp.(a)	49,381	1,609,821
Visteon Corp.(a)	25,232	1,260,086
WABCO Holdings Inc.(a)	32,719	1,420,005

		24,212,032
BANKS—5.71%
Associated Banc-Corp	84,028	938,593
Bank of America Corp.	4,935,464	27,441,180
Bank of Hawaii Corp.	23,112	1,028,253
Bank of New York Mellon Corp. (The)	604,698	12,039,537
BB&T Corp.	338,886	8,529,761
BOK Financial Corp.	12,372	679,594
Capital One Financial Corp.	223,556	9,454,183
CapitalSource Inc.	134,532	901,364
CIT Group Inc.(a)	97,195	3,389,190
Citigroup Inc.	1,415,482	37,241,331
City National Corp.	22,604	998,645
Comerica Inc.	98,370	2,537,946
Commerce Bancshares Inc.	38,301	1,460,034
Cullen/Frost Bankers Inc.	25,835	1,366,930
East West Bancorp Inc.	73,409	1,449,828
Fifth Third Bancorp	449,062	5,712,069
First Citizens BancShares Inc. Class A	2,686	470,023
First Horizon National Corp.	127,659	1,021,272
First Republic Bank San Francisco(a)	35,593	1,089,502
Fulton Financial Corp.	96,625	947,891
Goldman Sachs Group Inc. (The)	252,178	22,804,457
Huntington Bancshares Inc.	423,595	2,325,537
JPMorgan Chase & Co.	1,935,582	64,358,101
KeyCorp	461,500	3,548,935
M&T Bank Corp.	61,395	4,686,894
Morgan Stanley	752,247	11,381,497
Northern Trust Corp.	105,329	4,177,348
PNC Financial Services Group Inc. (The)(c)	256,311	14,781,455
Popular Inc.(a)	496,021	689,469
Regions Financial Corp.	615,381	2,646,138
State Street Corp.	245,456	9,894,331
SunTrust Banks Inc.	262,498	4,646,215
Synovus Financial Corp.	382,815	539,769
TCF Financial Corp.	77,108	795,755
U.S. Bancorp	938,417	25,384,180
Valley National Bancorp	82,357	1,018,756
Wells Fargo & Co.	2,395,992	66,033,539
Zions Bancorp	89,146	1,451,297

		359,860,799

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

BEVERAGES—2.30%
Beam Inc.	74,778	3,830,877
Brown-Forman Corp. Class B NVS	49,739	4,004,487
Coca-Cola Co. (The)	962,331	67,334,300
Coca-Cola Enterprises Inc.	157,583	4,062,490
Constellation Brands Inc. Class A(a)	89,362	1,847,113
Dr Pepper Snapple Group Inc.	107,507	4,244,376
Green Mountain Coffee Roasters Inc.(a)	60,306	2,704,724
Molson Coors Brewing Co. Class B NVS	65,713	2,861,144
Monster Beverage Corp.(a)	34,282	3,158,743
PepsiCo Inc.	769,922	51,084,325

		145,132,579
BIOTECHNOLOGY—1.49%
Alexion Pharmaceuticals Inc.(a)	89,156	6,374,654
Amgen Inc.	428,139	27,490,805
Amylin Pharmaceuticals Inc.(a)(b)	63,463	722,209
Bio-Rad Laboratories Inc. Class A(a)	9,640	925,826
Biogen Idec Inc.(a)	117,682	12,950,904
Celgene Corp.(a)(b)	225,398	15,236,905
Charles River Laboratories International Inc.(a)	25,037	684,261
Dendreon Corp.(a)(b)	70,687	537,221
Gilead Sciences Inc.(a)(b)	383,312	15,688,960
Human Genome Sciences Inc.(a)(b)	91,816	678,520
Illumina Inc.(a)(b)	60,579	1,846,448
Life Technologies Corp.(a)(b)	86,620	3,370,384
Myriad Genetics Inc.(a)(b)	41,573	870,539
Regeneron Pharmaceuticals Inc.(a)(b)	35,912	1,990,602
United Therapeutics Corp.(a)(b)	25,065	1,184,321
Vertex Pharmaceuticals Inc.(a)	100,880	3,350,225

		93,902,784
BUILDING MATERIALS—0.12%
Armstrong World Industries Inc.(a)	10,161	445,763
Fortune Brands Home & Security Inc.(a)	74,747	1,272,941
Lennox International Inc.	25,868	873,045
Martin Marietta Materials Inc.	22,134	1,669,125
Masco Corp.	173,716	1,820,544
Owens Corning(a)	60,535	1,738,565

		7,819,983
CHEMICALS—2.37%
Air Products and Chemicals Inc.	103,132	8,785,815
Airgas Inc.	38,063	2,971,959
Albemarle Corp.	45,005	2,318,208
Ashland Inc.	38,851	2,220,723
Cabot Corp.	31,791	1,021,763
Celanese Corp. Series A	75,768	3,354,250
CF Industries Holdings Inc.	31,643	4,587,602
Cytec Industries Inc.	23,854	1,065,081
Dow Chemical Co. (The)	572,538	16,466,193
E.I. du Pont de Nemours and Co.	452,336	20,707,942
Eastman Chemical Co.	69,587	2,718,068
Ecolab Inc.	145,974	8,438,757
FMC Corp.	35,108	3,020,692
Huntsman Corp.	93,569	935,690

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

International Flavors & Fragrances Inc.	39,519	2,071,586
Intrepid Potash Inc.(a)(b)	25,387	574,508
Kronos Worldwide Inc.	10,529	189,943
LyondellBasell Industries NV Class A	153,165	4,976,331
Monsanto Co.	261,060	18,292,474
Mosaic Co. (The)	133,861	6,750,610
PPG Industries Inc.	76,904	6,420,715
Praxair Inc.	147,750	15,794,475
Rockwood Holdings Inc.(a)(b)	33,228	1,308,186
RPM International Inc.	64,282	1,578,123
Sherwin-Williams Co. (The)	43,508	3,883,959
Sigma-Aldrich Corp.	58,945	3,681,705
Solutia Inc.(a)	59,240	1,023,667
Valspar Corp. (The)	47,151	1,837,475
W.R. Grace & Co.(a)(b)	36,164	1,660,651
Westlake Chemical Corp.	9,743	392,058

		149,049,209
COAL—0.22%
Alpha Natural Resources Inc.(a)	109,280	2,232,590
Arch Coal Inc.	104,388	1,514,670
CONSOL Energy Inc.	110,971	4,072,636
Peabody Energy Corp.	132,372	4,382,837
Walter Energy Inc.	30,569	1,851,259

		14,053,992
COMMERCIAL SERVICES—1.86%
Aaron’s Inc.	36,961	986,119
Alliance Data Systems Corp.(a)(b)	24,713	2,566,198
Apollo Group Inc. Class A(a)	53,676	2,891,526
Automatic Data Processing Inc.	243,368	13,144,306
Booz Allen Hamilton Holding Corp.(a)	11,306	195,028
Career Education Corp.(a)	29,976	238,909
CoreLogic Inc.(a)	47,031	608,111
Corrections Corp. of America(a)	48,729	992,610
DeVry Inc.	33,378	1,283,718
Education Management Corp.(a)(b)	18,625	521,314
Equifax Inc.	60,338	2,337,494
FleetCor Technologies Inc.(a)	7,186	214,646
Gartner Inc.(a)(b)	47,885	1,664,961
Genpact Ltd.(a)	61,100	913,445
Global Payments Inc.	39,460	1,869,615
Green Dot Corp. Class A(a)(b)	10,689	333,711
H&R Block Inc.	149,596	2,442,903
Hertz Global Holdings Inc.(a)(b)	118,441	1,388,128
Iron Mountain Inc.	81,616	2,513,773
ITT Educational Services Inc.(a)(b)	13,046	742,187
KAR Auction Services Inc.(a)(b)	13,962	188,487
Lender Processing Services Inc.	41,904	631,493
Manpower Inc.	39,854	1,424,780
MasterCard Inc. Class A	52,250	19,479,845
Monster Worldwide Inc.(a)	62,712	497,306
Moody’s Corp.	96,716	3,257,395
Morningstar Inc.	11,826	703,056
Paychex Inc.	156,803	4,721,338
Quanta Services Inc.(a)	105,819	2,279,341
R.R. Donnelley & Sons Co.	91,138	1,315,121
Robert Half International Inc.	72,234	2,055,780
SAIC Inc.(a)(b)	141,966	1,744,762
SEI Investments Co.	70,613	1,225,136
Service Corp. International	115,712	1,232,333

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

Total System Services Inc.	79,863	1,562,120
Towers Watson & Co. Class A	27,834	1,668,092
Verisk Analytics Inc. Class A(a)	58,342	2,341,264
Visa Inc. Class A	254,702	25,859,894
VistaPrint NV(a)(b)	19,831	606,829
Weight Watchers International Inc.	14,042	772,450
Western Union Co.	306,515	5,596,964

		117,012,488
COMPUTERS—6.55%
Accenture PLC Class A	314,448	16,738,067
Apple Inc.(a)	450,452	182,433,060
Brocade Communications Systems Inc.(a)	228,894	1,187,960
Cadence Design Systems Inc.(a)(b)	130,316	1,355,286
Cognizant Technology Solutions Corp. Class A(a)	148,143	9,527,076
Computer Sciences Corp.	76,251	1,807,149
Dell Inc.(a)(b)	798,160	11,677,081
Diebold Inc.	31,684	952,738
DST Systems Inc.	16,313	742,568
EMC Corp.(a)	1,002,164	21,586,612
Fortinet Inc.(a)	58,089	1,266,921
Fusion-io Inc.(a)(b)	8,606	208,265
Hewlett-Packard Co.	967,788	24,930,219
IHS Inc. Class A(a)	24,280	2,091,965
International Business Machines Corp.	589,993	108,487,913
Lexmark International Inc. Class A(b)	36,807	1,217,207
MICROS Systems Inc.(a)(b)	39,824	1,855,002
NCR Corp.(a)	76,867	1,265,231
NetApp Inc.(a)	178,956	6,490,734
Riverbed Technology Inc.(a)(b)	75,517	1,774,649
SanDisk Corp.(a)	116,517	5,733,802
Synopsys Inc.(a)	72,158	1,962,698
Teradata Corp.(a)(b)	81,776	3,966,954
Western Digital Corp.(a)	112,722	3,488,746

		412,747,903
COSMETICS & PERSONAL CARE—1.94%
Avon Products Inc.	208,196	3,637,184
Colgate-Palmolive Co.	238,119	21,999,815
Estee Lauder Companies Inc. (The) Class A	55,147	6,194,111
Procter & Gamble Co. (The)	1,359,662	90,703,052

		122,534,162
DISTRIBUTION & WHOLESALE—0.40%
Arrow Electronics Inc.(a)(b)	56,757	2,123,279
Fastenal Co.(b)	143,025	6,237,320
Fossil Inc.(a)(b)	25,666	2,036,854
Genuine Parts Co.	76,337	4,671,824
Ingram Micro Inc. Class A(a)(b)	78,027	1,419,311
LKQ Corp.(a)(b)	71,657	2,155,443
W.W. Grainger Inc.	27,647	5,175,242
WESCO International Inc.(a)(b)	20,903	1,108,068

		24,927,341
DIVERSIFIED FINANCIAL SERVICES—1.66%
Affiliated Managers Group Inc.(a)(b)	25,506	2,447,301
Air Lease Corp.(a)(b)	16,837	399,205
American Express Co.	511,751	24,139,295
Ameriprise Financial Inc.	109,732	5,447,097

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

BlackRock Inc.(c)	41,680	7,429,043
CBOE Holdings Inc.	25,608	662,223
Charles Schwab Corp. (The)	508,369	5,724,235
CME Group Inc.	32,621	7,948,759
Discover Financial Services	266,541	6,396,984
E*TRADE Financial Corp.(a)	121,538	967,442
Eaton Vance Corp.	58,619	1,385,753
Federated Investors Inc. Class B	43,829	664,009
Franklin Resources Inc.	70,414	6,763,969
Greenhill & Co. Inc.	14,349	521,873
Interactive Brokers Group Inc. Class A	17,705	264,513
IntercontinentalExchange Inc.(a)	35,593	4,290,736
Invesco Ltd.	224,208	4,504,339
Janus Capital Group Inc.	90,324	569,944
Jefferies Group Inc.(b)	65,432	899,690
Lazard Ltd. Class A(b)	53,695	1,401,976
Legg Mason Inc.	68,451	1,646,247
LPL Investment Holdings Inc.(a)(b)	16,596	506,842
NASDAQ OMX Group Inc. (The)(a)	61,007	1,495,282
NYSE Euronext Inc.	126,972	3,313,969
Raymond James Financial Inc.	50,250	1,555,740
SLM Corp.	256,040	3,430,936
T. Rowe Price Group Inc.	126,480	7,203,036
TD Ameritrade Holding Corp.	107,857	1,687,962
Waddell & Reed Financial Inc. Class A	41,834	1,036,228

		104,704,628
ELECTRIC—3.45%
AES Corp. (The)(a)	318,770	3,774,237
Alliant Energy Corp.	54,373	2,398,393
Ameren Corp.	117,025	3,877,038
American Electric Power Co. Inc.	234,617	9,692,028
Calpine Corp.(a)	187,888	3,068,211
CMS Energy Corp.	123,633	2,729,817
Consolidated Edison Inc.	142,378	8,831,707
Constellation Energy Group Inc.	90,194	3,577,996
Dominion Resources Inc.	280,442	14,885,861
DTE Energy Co.	82,215	4,476,607
Duke Energy Corp.	648,387	14,264,514
Edison International	159,231	6,592,163
Entergy Corp.	86,957	6,352,209
Exelon Corp.	322,612	13,991,682
FirstEnergy Corp.	203,558	9,017,619
GenOn Energy Inc.(a)	373,811	975,647
Great Plains Energy Inc.	65,896	1,435,215
Hawaiian Electric Industries Inc.	46,243	1,224,515
Integrys Energy Group Inc.	38,467	2,084,142
ITC Holdings Corp.	25,054	1,901,098
MDU Resources Group Inc.	92,864	1,992,861
National Fuel Gas Co.	40,544	2,253,435
NextEra Energy Inc.	205,497	12,510,657
Northeast Utilities	86,567	3,122,472
NRG Energy Inc.(a)	118,320	2,143,958
NSTAR	50,759	2,383,643
NV Energy Inc.	115,947	1,895,733
OGE Energy Corp.	47,955	2,719,528
Pepco Holdings Inc.	110,833	2,249,910
PG&E Corp.	193,573	7,979,079
Pinnacle West Capital Corp.	53,415	2,573,535
PPL Corp.	280,773	8,260,342
Progress Energy Inc.	143,307	8,028,058
Public Service Enterprise Group Inc.	246,028	8,121,384

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

SCANA Corp.	56,430	2,542,736
Southern Co. (The)	413,571	19,144,202
TECO Energy Inc.	105,719	2,023,462
Westar Energy Inc.	56,083	1,614,069
Wisconsin Energy Corp.	113,529	3,968,974
Xcel Energy Inc.	234,834	6,490,812

		217,169,549
ELECTRICAL COMPONENTS & EQUIPMENT—0.45%
AMETEK Inc.	78,722	3,314,196
Emerson Electric Co.	366,113	17,057,204
Energizer Holdings Inc.(a)	34,127	2,644,160
General Cable Corp.(a)	25,287	632,428
GrafTech International Ltd.(a)(b)	62,128	848,047
Hubbell Inc. Class B	29,650	1,982,399
Molex Inc.	66,623	1,589,625
SunPower Corp.(a)(b)	48,038	299,277

		28,367,336
ELECTRONICS—1.18%
Agilent Technologies Inc.(a)	169,988	5,937,681
Amphenol Corp. Class A	81,165	3,684,079
Avnet Inc.(a)	74,946	2,330,071
AVX Corp.	23,288	297,155
FLIR Systems Inc.	78,401	1,965,513
Garmin Ltd.(b)	52,718	2,098,704
Gentex Corp.	70,188	2,076,863
Honeywell International Inc.	383,311	20,832,953
Itron Inc.(a)(b)	19,681	703,989
Jabil Circuit Inc.	94,786	1,863,493
Mettler-Toledo International Inc.(a)(b)	15,539	2,295,266
National Instruments Corp.	44,020	1,142,319
PerkinElmer Inc.	54,642	1,092,840
Tech Data Corp.(a)(b)	21,264	1,050,654
Thermo Fisher Scientific Inc.(a)	186,627	8,392,616
Thomas & Betts Corp.(a)	25,405	1,387,113
Trimble Navigation Ltd.(a)(b)	60,037	2,605,606
Tyco International Ltd.	228,372	10,667,256
Vishay Intertechnology Inc.(a)	70,720	635,773
Waters Corp.(a)	44,400	3,287,820

		74,347,764
ENGINEERING & CONSTRUCTION—0.25%
AECOM Technology Corp.(a)(b)	57,738	1,187,671
Chicago Bridge & Iron Co. NV	49,066	1,854,695
Fluor Corp.	85,274	4,285,018
Jacobs Engineering Group Inc.(a)	62,080	2,519,206
KBR Inc.	74,554	2,077,820
McDermott International Inc.(a)	113,694	1,308,618
Shaw Group Inc. (The)(a)	35,035	942,442
URS Corp.(a)	38,092	1,337,791

		15,513,261
ENTERTAINMENT—0.12%
Bally Technologies Inc.(a)	20,911	827,239
Dolby Laboratories Inc. Class A(a)(b)	25,761	785,968
DreamWorks Animation SKG Inc. Class A(a)(b)	34,656	575,116
International Game Technology	147,021	2,528,761
Madison Square Garden Inc. Class A(a)(b)	29,242	837,491

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

Marriott Vacations Worldwide Corp.(a)(b)	12,601	216,233
Penn National Gaming Inc.(a)(b)	32,896	1,252,351
Regal Entertainment Group Class A	39,157	467,535

		7,490,694
ENVIRONMENTAL CONTROL—0.28%
Covanta Holding Corp.	55,501	759,809
Republic Services Inc.	157,106	4,328,270
Stericycle Inc.(a)(b)	41,610	3,242,251
Waste Connections Inc.	55,956	1,854,382
Waste Management Inc.	230,532	7,540,702

		17,725,414
FOOD—1.92%
Campbell Soup Co.	86,867	2,887,459
ConAgra Foods Inc.	198,206	5,232,638
Corn Products International Inc.	37,644	1,979,698
Dean Foods Co.(a)(b)	88,810	994,672
Flowers Foods Inc.	54,190	1,028,526
General Mills Inc.	310,902	12,563,550
H.J. Heinz Co.	156,578	8,461,475
Hershey Co. (The)	73,664	4,550,962
Hormel Foods Corp.	67,334	1,972,213
J.M. Smucker Co. (The)	56,260	4,397,844
Kellogg Co.	119,640	6,050,195
Kraft Foods Inc. Class A	804,843	30,068,935
Kroger Co. (The)	277,751	6,727,129
McCormick & Co. Inc. NVS	64,858	3,270,140
Ralcorp Holdings Inc.(a)	26,965	2,305,508
Safeway Inc.	171,805	3,614,777
Sara Lee Corp.	283,583	5,365,390
Smithfield Foods Inc.(a)	81,680	1,983,190
SUPERVALU Inc.	102,870	835,304
Sysco Corp.	283,860	8,325,614
Tyson Foods Inc. Class A	147,343	3,041,160
Whole Foods Market Inc.	74,908	5,212,099

		120,868,478
FOREST PRODUCTS & PAPER—0.16%
Domtar Corp.	17,858	1,427,926
International Paper Co.	213,662	6,324,395
MeadWestvaco Corp.	83,218	2,492,379

		10,244,700
GAS—0.39%
AGL Resources Inc.	56,901	2,404,636
Atmos Energy Corp.	43,775	1,459,896
CenterPoint Energy Inc.	205,803	4,134,582
NiSource Inc.	135,535	3,227,088
Questar Corp.	86,155	1,711,038
Sempra Energy	117,005	6,435,275
Southern Union Co.	61,122	2,573,848
UGI Corp.	54,989	1,616,677
Vectren Corp.	39,607	1,197,320

		24,760,360
HAND & MACHINE TOOLS—0.18%
Kennametal Inc.	40,318	1,472,413

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

Lincoln Electric Holdings Inc.	41,528	1,624,575
Regal Beloit Corp.	18,743	955,331
Snap-on Inc.	28,675	1,451,529
Stanley Black & Decker Inc.	82,185	5,555,706

		11,059,554
HEALTH CARE - PRODUCTS—1.91%
Alere Inc.(a)	41,420	956,388
Baxter International Inc.	277,790	13,745,049
Becton, Dickinson and Co.	106,398	7,950,059
Boston Scientific Corp.(a)	739,103	3,946,810
Bruker Corp.(a)(b)	41,075	510,152
C.R. Bard Inc.	41,503	3,548,507
CareFusion Corp.(a)	109,386	2,779,498
Cooper Companies Inc. (The)	22,453	1,583,386
Covidien PLC	241,370	10,864,064
Edwards Lifesciences Corp.(a)	55,506	3,924,274
Gen-Probe Inc.(a)	23,663	1,398,957
Henry Schein Inc.(a)	45,173	2,910,496
Hill-Rom Holdings Inc.	30,601	1,030,948
Hologic Inc.(a)	128,339	2,247,216
Hospira Inc.(a)(b)	82,176	2,495,685
IDEXX Laboratories Inc.(a)	28,206	2,170,734
Intuitive Surgical Inc.(a)	19,150	8,866,641
Medtronic Inc.	521,226	19,936,894
QIAGEN NV(a)	113,377	1,565,736
ResMed Inc.(a)(b)	75,196	1,909,978
Sirona Dental Systems Inc.(a)(b)	27,012	1,189,608
St. Jude Medical Inc.	159,779	5,480,420
Stryker Corp.	152,426	7,577,096
TECHNE Corp.	17,984	1,227,588
Teleflex Inc.	19,510	1,195,768
Thoratec Corp.(a)(b)	27,759	931,592
Varian Medical Systems Inc.(a)	56,882	3,818,489
Zimmer Holdings Inc.(a)	86,729	4,633,063

		120,395,096
HEALTH CARE - SERVICES—1.38%
Aetna Inc.	184,737	7,794,054
AMERIGROUP Corp.(a)(b)	21,228	1,254,150
Brookdale Senior Living Inc.(a)(b)	47,210	820,982
Cigna Corp.	138,514	5,817,588
Community Health Systems Inc.(a)	46,052	803,607
Covance Inc.(a)(b)	29,449	1,346,408
Coventry Health Care Inc.(a)	72,639	2,206,046
DaVita Inc.(a)	46,260	3,506,971
HCA Holdings Inc.(a)	54,541	1,201,538
Health Management Associates Inc. Class A(a)(b)	122,666	904,048
Health Net Inc.(a)	40,606	1,235,235
Humana Inc.	81,979	7,182,180
Laboratory Corp. of America Holdings(a)(b)	48,507	4,170,147
LifePoint Hospitals Inc.(a)(b)	23,579	875,960
Lincare Holdings Inc.	43,526	1,119,053
MEDNAX Inc.(a)(b)	23,695	1,706,277
Quest Diagnostics Inc.	76,346	4,432,649
Tenet Healthcare Corp.(a)	212,670	1,090,997
UnitedHealth Group Inc.	527,717	26,744,698
Universal Health Services Inc. Class B	44,538	1,730,747
WellPoint Inc.	169,403	11,222,949

		87,166,284

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

HOLDING COMPANIES - DIVERSIFIED—0.08%
American Capital Ltd.(a)	170,845	1,149,787
Ares Capital Corp.	100,911	1,559,075
Leucadia National Corp.	96,894	2,203,369

		4,912,231
HOME BUILDERS—0.13%
D.R. Horton Inc.	137,705	1,736,460
Lennar Corp. Class A	79,031	1,552,959
NVR Inc.(a)	2,421	1,660,806
PulteGroup Inc.(a)(b)	165,504	1,044,330
Thor Industries Inc.	21,377	586,371
Toll Brothers Inc.(a)	71,147	1,452,822

		8,033,748
HOME FURNISHINGS—0.08%
Harman International Industries Inc.	33,845	1,287,464
Tempur-Pedic International Inc.(a)(b)	33,745	1,772,625
Whirlpool Corp.	37,554	1,781,937

		4,842,026
HOUSEHOLD PRODUCTS & WARES—0.43%
Avery Dennison Corp.	52,659	1,510,260
Church & Dwight Co. Inc.	69,339	3,172,953
Clorox Co. (The)	64,531	4,295,183
Jarden Corp.	44,496	1,329,541
Kimberly-Clark Corp.	191,332	14,074,382
Scotts Miracle-Gro Co. (The) Class A(b)	20,839	972,973
Tupperware Brands Corp.	28,065	1,570,798

		26,926,090
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	142,921	2,308,174
Toro Co. (The)	15,075	914,450

		3,222,624
INSURANCE—3.76%
ACE Ltd.	164,287	11,519,804
Aflac Inc.	227,748	9,852,378
Alleghany Corp.(a)	3,272	933,469
Allied World Assurance Co. Holdings Ltd.	18,394	1,157,534
Allstate Corp. (The)	254,392	6,972,885
American Financial Group Inc.	38,983	1,438,083
American International Group Inc.(a)	216,040	5,012,128
American National Insurance Co.	3,322	242,606
Aon Corp.	160,714	7,521,415
Arch Capital Group Ltd.(a)	64,731	2,409,935
Arthur J. Gallagher & Co.	54,347	1,817,364
Aspen Insurance Holdings Ltd.	34,329	909,718
Assurant Inc.	47,379	1,945,382
Assured Guaranty Ltd.	89,238	1,172,587
Axis Capital Holdings Ltd.	63,485	2,028,981
Berkshire Hathaway Inc. Class B(a)	852,695	65,060,628
Brown & Brown Inc.	56,382	1,275,925
Chubb Corp. (The)	142,454	9,860,666
Cincinnati Financial Corp.	71,842	2,188,307

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

CNA Financial Corp.	12,904	345,182
Endurance Specialty Holdings Ltd.	19,649	751,574
Erie Indemnity Co. Class A	13,436	1,050,158
Everest Re Group Ltd.	22,295	1,874,787
Fidelity National Financial Inc. Class A	109,760	1,748,477
Genworth Financial Inc. Class A(a)	238,012	1,558,979
Hanover Insurance Group Inc. (The)	22,054	770,787
Hartford Financial Services Group Inc. (The)	215,984	3,509,740
HCC Insurance Holdings Inc.	52,158	1,434,345
Kemper Corp.	24,293	709,598
Lincoln National Corp.	151,659	2,945,218
Loews Corp.	154,822	5,829,048
Markel Corp.(a)	4,692	1,945,632
Marsh & McLennan Companies Inc.	266,859	8,438,082
MBIA Inc.(a)(b)	71,544	829,195
Mercury General Corp.	12,759	582,066
MetLife Inc.	399,990	12,471,688
Old Republic International Corp.	125,632	1,164,609
PartnerRe Ltd.	33,142	2,128,048
Principal Financial Group Inc.	149,398	3,675,191
Progressive Corp. (The)	301,998	5,891,981
Protective Life Corp.	41,560	937,594
Prudential Financial Inc.	236,697	11,863,254
Reinsurance Group of America Inc.	36,333	1,898,399
RenaissanceRe Holdings Ltd.	25,404	1,889,295
StanCorp Financial Group Inc.	21,947	806,552
Torchmark Corp.	51,594	2,238,664
Transatlantic Holdings Inc.	28,076	1,536,599
Travelers Companies Inc. (The)	203,985	12,069,792
Unum Group	143,165	3,016,487
Validus Holdings Ltd.(b)	37,381	1,177,501
W.R. Berkley Corp.	56,145	1,930,827
White Mountains Insurance Group Ltd.	3,379	1,532,241
XL Group PLC	149,795	2,961,447

		236,832,832
INTERNET—2.87%
Amazon.com Inc.(a)	177,039	30,645,451
AOL Inc.(a)(b)	47,651	719,530
eBay Inc.(a)	561,332	17,025,200
Equinix Inc.(a)(b)	22,971	2,329,260
Expedia Inc.	46,339	1,344,743
F5 Networks Inc.(a)	39,302	4,170,728
Google Inc. Class A(a)	122,608	79,192,507
Groupon Inc.(a)(b)	19,635	405,070
HomeAway Inc.(a)	4,492	104,439
IAC/InterActiveCorp	36,929	1,573,175
Liberty Interactive Corp. Series A(a)	291,437	4,725,651
LinkedIn Corp.(a)	4,406	277,622
Netflix Inc.(a)	27,086	1,876,789
Pandora Media Inc.(a)(b)	8,532	85,405
Priceline.com Inc.(a)	24,165	11,302,212
Rackspace Hosting Inc.(a)(b)	50,522	2,172,951
Symantec Corp.(a)	369,095	5,776,337
TIBCO Software Inc.(a)	81,617	1,951,463
TripAdvisor Inc.(a)(b)	47,379	1,194,412
VeriSign Inc.	77,889	2,782,195
WebMD Health Corp.(a)(b)	28,624	1,074,831
Yahoo! Inc.(a)	634,531	10,234,985

		180,964,956

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

IRON & STEEL—0.33%
AK Steel Holding Corp.	53,513	442,018
Allegheny Technologies Inc.	52,131	2,491,862
Carpenter Technology Corp.	21,324	1,097,760
Cliffs Natural Resources Inc.	71,418	4,452,912
Commercial Metals Co.	55,998	774,452
Nucor Corp.	154,512	6,114,040
Reliance Steel & Aluminum Co.	36,790	1,791,305
Schnitzer Steel Industries Inc. Class A	10,697	452,269
Steel Dynamics Inc.	105,755	1,390,678
United States Steel Corp.	70,739	1,871,754

		20,879,050
LEISURE TIME—0.24%
Carnival Corp.	207,384	6,769,014
Harley-Davidson Inc.	114,569	4,453,297
Polaris Industries Inc.	31,881	1,784,698
Royal Caribbean Cruises Ltd.	66,502	1,647,255
WMS Industries Inc.(a)	27,799	570,435

		15,224,699
LODGING—0.42%
Choice Hotels International Inc.	13,838	526,536
Hyatt Hotels Corp. Class A(a)	21,429	806,587
Las Vegas Sands Corp.(a)	190,790	8,152,457
Marriott International Inc. Class A	125,880	3,671,920
MGM Resorts International(a)	173,558	1,810,210
Starwood Hotels & Resorts Worldwide Inc.	94,557	4,535,899
Wyndham Worldwide Corp.	75,435	2,853,706
Wynn Resorts Ltd.	38,358	4,238,175

		26,595,490
MACHINERY—1.34%
AGCO Corp.(a)(b)	46,639	2,004,078
Babcock & Wilcox Co. (The)(a)	56,973	1,375,328
Caterpillar Inc.	314,017	28,449,940
CNH Global NV(a)	12,806	460,888
Cummins Inc.	95,513	8,407,054
Deere & Co.	204,422	15,812,042
Flowserve Corp.	27,038	2,685,414
Gardner Denver Inc.	25,674	1,978,438
Graco Inc.	29,395	1,201,962
IDEX Corp.	40,226	1,492,787
Joy Global Inc.	50,753	3,804,952
Manitowoc Co. Inc. (The)	63,898	587,223
Nordson Corp.	29,466	1,213,410
Rockwell Automation Inc.	69,947	5,132,011
Roper Industries Inc.	46,467	4,036,588
Terex Corp.(a)	53,118	717,624
Wabtec Corp.	23,772	1,662,851
Xylem Inc.	89,614	2,302,184
Zebra Technologies Corp. Class A(a)(b)	26,466	946,954

		84,271,728
MANUFACTURING—3.04%
3M Co.	346,118	28,288,224
AptarGroup Inc.	33,070	1,725,262
Carlisle Companies Inc.	29,750	1,317,925

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

Cooper Industries PLC	80,047	4,334,545
Crane Co.	23,616	1,103,103
Danaher Corp.	267,447	12,580,707
Donaldson Co. Inc.	37,442	2,549,051
Dover Corp.	90,420	5,248,881
Eaton Corp.	165,867	7,220,190
General Electric Co.	5,166,004	92,523,132
Harsco Corp.	39,072	804,102
Illinois Tool Works Inc.	217,225	10,146,580
Ingersoll-Rand PLC	151,224	4,607,795
ITT Corp.	43,884	848,278
Leggett & Platt Inc.	70,447	1,623,099
Pall Corp.	56,337	3,219,660
Parker Hannifin Corp.	73,554	5,608,492
Pentair Inc.	47,765	1,590,097
Polypore International Inc.(a)(b)	18,986	835,194
SPX Corp.	25,113	1,513,561
Textron Inc.	135,579	2,506,856
Trinity Industries Inc.	38,734	1,164,344

		191,359,078
MEDIA—3.10%
AMC Networks Inc. Class A(a)(b)	26,288	987,903
Cablevision NY Group Class A	107,129	1,523,374
CBS Corp. Class B NVS	325,405	8,831,492
Charter Communications Inc. Class A(a)(b)	26,681	1,519,216
Comcast Corp. Class A	1,343,318	31,850,070
DIRECTV Class A(a)	343,629	14,693,576
Discovery Communications Inc. Series A(a)	128,150	5,250,306
DISH Network Corp. Class A	98,044	2,792,293
FactSet Research Systems Inc.	22,724	1,983,351
Gannett Co. Inc.	118,469	1,583,931
John Wiley & Sons Inc. Class A	22,600	1,003,440
Liberty Global Inc. Series A(a)(b)	134,409	5,514,801
Liberty Media Corp. Series A(a)	56,749	4,429,259
McGraw-Hill Companies Inc. (The)	147,775	6,645,442
News Corp. Class A NVS	1,118,114	19,947,154
Nielsen Holdings NV(a)	38,990	1,157,613
Scripps Networks Interactive Inc. Class A	43,486	1,844,676
Sirius XM Radio Inc.(a)(b)	1,915,154	3,485,580
Thomson Reuters Corp.	183,973	4,906,560
Time Warner Cable Inc.	155,413	9,879,604
Time Warner Inc.	487,487	17,617,780
Viacom Inc. Class B NVS	268,929	12,212,066
Walt Disney Co. (The)	920,659	34,524,712
Washington Post Co. (The) Class B	2,455	925,069

		195,109,268
METAL FABRICATE & HARDWARE—0.22%
Precision Castparts Corp.	69,852	11,510,911
Timken Co. (The)	42,435	1,642,659
Valmont Industries Inc.	11,016	1,000,143

		14,153,713
MINING—0.73%
Alcoa Inc.	520,030	4,498,260
Allied Nevada Gold Corp.(a)(b)	43,211	1,308,429
Compass Minerals International Inc.	15,918	1,095,954
Freeport-McMoRan Copper & Gold Inc.	461,374	16,973,949
Molycorp Inc.(a)(b)	27,151	651,081

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

Newmont Mining Corp.	236,886	14,215,529
Royal Gold Inc.	26,700	1,800,381
Southern Copper Corp.	83,331	2,514,930
Titanium Metals Corp.	41,432	620,651
Vulcan Materials Co.(b)	63,305	2,491,052

		46,170,216
OFFICE & BUSINESS EQUIPMENT—0.11%
Pitney Bowes Inc.	90,206	1,672,419
Xerox Corp.	684,873	5,451,589

		7,124,008
OIL & GAS—9.16%
Anadarko Petroleum Corp.	242,328	18,496,896
Apache Corp.	186,752	16,915,996
Atwood Oceanics Inc.(a)	27,450	1,092,236
Cabot Oil & Gas Corp.	50,584	3,839,326
Chesapeake Energy Corp.	319,696	7,126,024
Chevron Corp.	979,220	104,189,008
Cimarex Energy Co.	41,375	2,561,112
Cobalt International Energy Inc.(a)(b)	57,407	890,957
Concho Resources Inc.(a)(b)	50,593	4,743,094
ConocoPhillips	646,724	47,126,778
Continental Resources Inc.(a)	20,307	1,354,680
Denbury Resources Inc.(a)	194,636	2,939,004
Devon Energy Corp.	205,981	12,770,822
Diamond Offshore Drilling Inc.	33,885	1,872,485
Energen Corp.	35,549	1,777,450
EOG Resources Inc.	130,727	12,877,917
EQT Corp.	64,977	3,560,090
EXCO Resources Inc.	72,228	754,783
Exxon Mobil Corp.	2,399,582	203,388,570
Forest Oil Corp.(a)	55,092	746,497
Helmerich & Payne Inc.	46,775	2,729,789
Hess Corp.	147,597	8,383,510
HollyFrontier Corp.	93,751	2,193,773
Kosmos Energy Ltd.(a)(b)	15,965	195,731
Marathon Oil Corp.	346,741	10,149,109
Marathon Petroleum Corp.	173,915	5,789,630
Murphy Oil Corp.	94,569	5,271,276
Nabors Industries Ltd.(a)	140,721	2,440,102
Newfield Exploration Co.(a)	64,975	2,451,507
Noble Energy Inc.	85,891	8,107,251
Occidental Petroleum Corp.	395,934	37,099,016
Patterson-UTI Energy Inc.	74,927	1,497,041
Pioneer Natural Resources Co.	56,603	5,064,836
Plains Exploration & Production Co.(a)	69,124	2,538,233
QEP Resources Inc.	86,678	2,539,665
Quicksilver Resources Inc.(a)(b)	57,344	384,778
Range Resources Corp.	77,918	4,826,241
Rowan Companies Inc.(a)	62,668	1,900,720
SandRidge Energy Inc.(a)(b)	198,705	1,621,433
SM Energy Co.	31,215	2,281,816
Southwestern Energy Co.(a)	169,056	5,399,649
Sunoco Inc.	53,083	2,177,465
Tesoro Corp.(a)	69,803	1,630,598
Ultra Petroleum Corp.(a)(b)	73,831	2,187,613
Unit Corp.(a)	20,322	942,941
Valero Energy Corp.	277,186	5,834,765
Whiting Petroleum Corp.(a)(b)	57,586	2,688,690

		577,350,903

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

OIL & GAS SERVICES—1.73%
Baker Hughes Inc.	211,502	10,287,457
Cameron International Corp.(a)	119,737	5,889,863
CARBO Ceramics Inc.	9,319	1,149,312
Core Laboratories NV	22,352	2,547,010
Dresser-Rand Group Inc.(a)(b)	36,826	1,837,986
FMC Technologies Inc.(a)(b)	116,538	6,086,780
Halliburton Co.	445,658	15,379,658
National Oilwell Varco Inc.	206,062	14,010,155
Oceaneering International Inc.	53,193	2,453,793
Oil States International Inc.(a)	25,146	1,920,400
RPC Inc.	20,836	380,257
Schlumberger Ltd.	660,953	45,149,700
SEACOR Holdings Inc.(a)	10,488	933,013
Superior Energy Services Inc.(a)(b)	38,610	1,098,068

		109,123,452
PACKAGING & CONTAINERS—0.29%
Ball Corp.	81,409	2,907,115
Bemis Co. Inc.	51,118	1,537,630
Crown Holdings Inc.(a)	76,342	2,563,564
Greif Inc. Class A	18,530	844,042
Owens-Illinois Inc.(a)	80,836	1,566,602
Packaging Corp. of America	49,410	1,247,108
Rock-Tenn Co. Class A	34,052	1,964,800
Sealed Air Corp.	93,437	1,608,051
Silgan Holdings Inc.	24,010	927,746
Sonoco Products Co.	49,055	1,616,853
Temple-Inland Inc.	53,258	1,688,811

		18,472,322
PHARMACEUTICALS—6.68%
Abbott Laboratories	757,072	42,570,159
Allergan Inc.	148,439	13,024,038
AmerisourceBergen Corp.	125,132	4,653,659
BioMarin Pharmaceutical Inc.(a)(b)	54,497	1,873,607
Bristol-Myers Squibb Co.	830,952	29,282,749
Cardinal Health Inc.	170,502	6,924,086
Catalyst Health Solutions Inc.(a)(b)	20,670	1,074,840
DENTSPLY International Inc.	68,934	2,412,001
Eli Lilly and Co.	497,876	20,691,727
Endo Pharmaceuticals Holdings Inc.(a)(b)	57,286	1,978,086
Express Scripts Inc.(a)(b)	237,760	10,625,494
Forest Laboratories Inc.(a)	130,804	3,958,129
Herbalife Ltd.(b)	57,774	2,985,183
Johnson & Johnson	1,335,238	87,564,908
McKesson Corp.	122,789	9,566,491
Mead Johnson Nutrition Co. Class A	99,431	6,833,893
Medco Health Solutions Inc.(a)	194,697	10,883,562
Merck & Co. Inc.	1,503,472	56,680,894
Mylan Inc.(a)	213,577	4,583,362
Omnicare Inc.	56,934	1,961,376
Patterson Companies Inc.	45,577	1,345,433
Perrigo Co.	40,337	3,924,790
Pfizer Inc.	3,848,685	83,285,543
Pharmasset Inc.(a)	36,027	4,618,661
SXC Health Solutions Corp.(a)(b)	30,436	1,719,025
VCA Antech Inc.(a)(b)	41,926	828,039
Warner Chilcott PLC Class A(a)	82,300	1,245,199
Watson Pharmaceuticals Inc.(a)	61,272	3,697,152

		420,792,086

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

PIPELINES—0.58%
El Paso Corp.	374,474	9,949,774
Kinder Morgan Inc.(b)	83,641	2,690,731
ONEOK Inc.	51,947	4,503,285
Spectra Energy Corp.	316,435	9,730,376
Williams Companies Inc. (The)	286,325	9,454,452

		36,328,618
REAL ESTATE—0.08%
CBRE Group Inc. Class A(a)	143,369	2,182,076
Forest City Enterprises Inc. Class A(a)	66,512	786,172
Howard Hughes Corp. (The)(a)	10,371	458,087
Jones Lang LaSalle Inc.	20,908	1,280,824
St. Joe Co. (The)(a)(b)	31,650	463,989

		5,171,148
REAL ESTATE INVESTMENT TRUSTS—2.56%
Alexandria Real Estate Equities Inc.	30,353	2,093,446
American Capital Agency Corp.	109,661	3,079,281
Annaly Capital Management Inc.(b)	462,627	7,383,527
Apartment Investment and Management Co. Class A	57,897	1,326,420
AvalonBay Communities Inc.	45,778	5,978,607
Boston Properties Inc.	70,842	7,055,863
Brandywine Realty Trust(b)	65,681	623,970
BRE Properties Inc. Class A	36,674	1,851,304
Camden Property Trust(b)	34,452	2,144,293
Chimera Investment Corp.	497,586	1,248,941
CommonWealth REIT	40,558	674,885
Corporate Office Properties Trust	34,473	732,896
DDR Corp.	104,656	1,273,664
Digital Realty Trust Inc.	48,636	3,242,562
Douglas Emmett Inc.	60,318	1,100,200
Duke Realty Corp.(b)	122,541	1,476,619
Equity Residential	143,339	8,174,623
Essex Property Trust Inc.	15,965	2,243,242
Federal Realty Investment Trust	30,161	2,737,111
General Growth Properties Inc.	273,400	4,106,468
HCP Inc.(b)	197,572	8,185,408
Health Care REIT Inc.	92,731	5,056,621
Hospitality Properties Trust	59,810	1,374,434
Host Hotels & Resorts Inc.(b)	332,670	4,913,536
Kimco Realty Corp.(b)	199,251	3,235,836
Liberty Property Trust	56,601	1,747,839
Macerich Co. (The)(b)	64,077	3,242,296
Mack-Cali Realty Corp.	42,145	1,124,850
Piedmont Office Realty Trust Inc. Class A	83,827	1,428,412
Plum Creek Timber Co. Inc.(b)	79,300	2,899,208
Prologis Inc.	224,300	6,412,737
Public Storage	68,397	9,196,661
Rayonier Inc.(b)	59,626	2,661,108
Realty Income Corp.(b)	64,920	2,269,603
Regency Centers Corp.	43,608	1,640,533
Senior Housing Properties Trust	79,189	1,777,001
Simon Property Group Inc.	142,890	18,424,237
SL Green Realty Corp.	42,935	2,861,188
Taubman Centers Inc.	27,354	1,698,683
UDR Inc.	106,390	2,670,389

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

Ventas Inc.	123,323	6,798,797
Vornado Realty Trust	89,538	6,881,891
Weingarten Realty Investors	58,515	1,276,797
Weyerhaeuser Co.	260,866	4,870,368

		161,196,355
RETAIL—6.23%
Abercrombie & Fitch Co. Class A	43,208	2,110,279
Advance Auto Parts Inc.	36,137	2,516,219
American Eagle Outfitters Inc.	94,446	1,444,079
AutoNation Inc.(a)(b)	18,953	698,797
AutoZone Inc.(a)	12,388	4,025,728
Bed Bath & Beyond Inc.(a)	121,183	7,024,979
Best Buy Co. Inc.	144,591	3,379,092
Big Lots Inc.(a)	31,821	1,201,561
Brinker International Inc.	39,425	1,055,013
CarMax Inc.(a)(b)	109,578	3,339,937
Chico’s FAS Inc.	85,387	951,211
Chipotle Mexican Grill Inc.(a)(b)	15,119	5,106,291
Copart Inc.(a)(b)	27,370	1,310,749
Costco Wholesale Corp.	212,769	17,727,913
CVS Caremark Corp.	660,449	26,933,110
Darden Restaurants Inc.	66,829	3,046,066
Dick’s Sporting Goods Inc.	45,708	1,685,711
Dillard’s Inc. Class A(b)	15,228	683,433
Dollar General Corp.(a)	48,744	2,005,328
Dollar Tree Inc.(a)(b)	59,262	4,925,265
DSW Inc. Class A	11,545	510,404
Dunkin’ Brands Group Inc.(a)(b)	12,733	318,070
Family Dollar Stores Inc.	59,263	3,417,105
Foot Locker Inc.	76,212	1,816,894
GameStop Corp. Class A(a)	69,478	1,676,504
Gap Inc. (The)	173,098	3,210,968
Guess? Inc.	31,420	936,944
Home Depot Inc. (The)	778,395	32,723,726
J. Crew Group Inc. Escrow(a)(d)	28,808	3
J.C. Penney Co. Inc.	80,972	2,846,166
Kohl’s Corp.	123,052	6,072,616
Limited Brands Inc.	121,086	4,885,820
Lowe’s Companies Inc.	634,149	16,094,702
Macy’s Inc.	207,199	6,667,664
McDonald’s Corp.	505,391	50,705,879
MSC Industrial Direct Co. Inc. Class A	21,839	1,562,580
Nordstrom Inc.	78,976	3,925,897
O’Reilly Automotive Inc.(a)(b)	62,209	4,973,610
Orchard Supply Hardware Stores Corp. Class A(a)(b)	831	3,124
Panera Bread Co. Class A(a)(b)	14,231	2,012,975
PetSmart Inc.	55,556	2,849,467
PVH Corp.	29,338	2,068,036
RadioShack Corp.	49,794	483,500
Ross Stores Inc.	114,025	5,419,608
Sally Beauty Holdings Inc.(a)(b)	46,099	974,072
Sears Holdings Corp.(a)(b)	18,799	597,432
Signet Jewelers Ltd.	42,731	1,878,455
Staples Inc.	348,801	4,844,846
Starbucks Corp.	365,081	16,797,377
Target Corp.	335,650	17,191,993
Tiffany & Co.	61,757	4,092,019
TJX Companies Inc. (The)	188,032	12,137,466
Tractor Supply Co.	35,445	2,486,467
Ulta Salon, Cosmetics & Fragrance Inc.(a)(b)	22,349	1,450,897
Urban Outfitters Inc.(a)	53,154	1,464,924

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

Wal-Mart Stores Inc.	864,351	51,653,616
Walgreen Co.	445,871	14,740,495
Wendy’s Co. (The)	148,398	795,413
Williams-Sonoma Inc.	51,603	1,986,716
Yum! Brands Inc.	226,750	13,380,517

		392,825,728
SAVINGS & LOANS—0.16%
BankUnited Inc.	16,176	355,710
Capitol Federal Financial Inc.	81,216	937,233
First Niagara Financial Group Inc.	170,121	1,468,144
Hudson City Bancorp Inc.	229,659	1,435,369
New York Community Bancorp Inc.	214,120	2,648,664
People’s United Financial Inc.	184,609	2,372,226
TFS Financial Corp.(a)	38,660	346,394
Washington Federal Inc.	53,856	753,445

		10,317,185
SEMICONDUCTORS—3.23%
Advanced Micro Devices Inc.(a)(b)	303,096	1,636,718
Altera Corp.	157,496	5,843,102
Analog Devices Inc.	146,551	5,243,595
Applied Materials Inc.	640,954	6,864,617
Atmel Corp.(a)(b)	224,976	1,822,306
Avago Technologies Ltd.(b)	92,610	2,672,725
Broadcom Corp. Class A(a)	261,063	7,664,810
Cree Inc.(a)(b)	53,117	1,170,699
Cypress Semiconductor Corp.(a)	75,027	1,267,206
Fairchild Semiconductor International Inc.(a)	61,869	744,903
First Solar Inc.(a)(b)	28,848	973,908
Freescale Semiconductor Holdings I Ltd.(a)(b)	20,977	265,359
Intel Corp.	2,582,616	62,628,438
International Rectifier Corp.(a)	33,815	656,687
Intersil Corp. Class A	60,943	636,245
KLA-Tencor Corp.	81,418	3,928,418
Lam Research Corp.(a)(b)	61,044	2,259,849
Linear Technology Corp.	110,450	3,316,814
LSI Corp.(a)	278,029	1,654,273
Marvell Technology Group Ltd.(a)	246,385	3,412,432
Maxim Integrated Products Inc.	143,159	3,727,860
MEMC Electronic Materials Inc.(a)(b)	111,740	440,256
Microchip Technology Inc.	92,467	3,387,066
Micron Technology Inc.(a)(b)	425,007	2,673,294
Novellus Systems Inc.(a)(b)	33,732	1,392,794
NVIDIA Corp.(a)	291,082	4,034,397
ON Semiconductor Corp.(a)	219,317	1,693,127
PMC-Sierra Inc.(a)	113,270	624,118
QLogic Corp.(a)(b)	50,829	762,435
QUALCOMM Inc.	813,212	44,482,696
Rovi Corp.(a)(b)	54,749	1,345,730
Silicon Laboratories Inc.(a)(b)	20,478	889,155
Skyworks Solutions Inc.(a)(b)	91,690	1,487,212
Teradyne Inc.(a)	89,878	1,225,037
Texas Instruments Inc.	565,548	16,463,102
Xilinx Inc.	128,814	4,129,777

		203,421,160

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

SHIPBUILDING—0.01%
Huntington Ingalls Industries Inc.(a)	23,670	740,398

		740,398
SOFTWARE—3.59%
Activision Blizzard Inc.	207,411	2,555,304
Adobe Systems Inc.(a)	245,545	6,941,557
Akamai Technologies Inc.(a)	91,457	2,952,232
Allscripts Healthcare Solutions Inc.(a)	93,605	1,772,879
ANSYS Inc.(a)	44,423	2,544,549
Ariba Inc.(a)	47,531	1,334,670
Autodesk Inc.(a)	111,368	3,377,791
BMC Software Inc.(a)	86,606	2,838,945
Broadridge Financial Solutions Inc.	59,773	1,347,881
CA Inc.	186,151	3,763,042
Cerner Corp.(a)(b)	68,882	4,219,023
Citrix Systems Inc.(a)	91,857	5,577,557
Compuware Corp.(a)(b)	105,835	880,547
Dun & Bradstreet Corp. (The)	23,981	1,794,498
Electronic Arts Inc.(a)	160,852	3,313,551
Fidelity National Information Services Inc.	127,278	3,384,322
Fiserv Inc.(a)	69,731	4,095,999
Informatica Corp.(a)(b)	51,963	1,918,994
Intuit Inc.	147,193	7,740,880
Microsoft Corp.	3,614,775	93,839,559
MSCI Inc. Class A(a)(b)	59,090	1,945,834
Nuance Communications Inc.(a)(b)	115,544	2,907,087
Oracle Corp.	1,870,920	47,989,098
Red Hat Inc.(a)	94,491	3,901,533
Salesforce.com Inc.(a)(b)	65,060	6,600,988
Solera Holdings Inc.	34,816	1,550,705
VeriFone Systems Inc.(a)	50,126	1,780,476
VMware Inc. Class A(a)(b)	41,543	3,455,962

		226,325,463
TELECOMMUNICATIONS—4.45%
Acme Packet Inc.(a)(b)	25,968	802,671
Amdocs Ltd.(a)	85,530	2,440,171
American Tower Corp. Class A	193,152	11,591,051
AT&T Inc.	2,884,639	87,231,483
CenturyLink Inc.	297,900	11,081,880
Ciena Corp.(a)(b)	46,126	558,125
Cisco Systems Inc.	2,679,125	48,438,580
Clearwire Corp. Class A(a)(b)	87,134	169,040
Corning Inc.	764,165	9,918,862
Crown Castle International Corp.(a)(b)	141,968	6,360,166
EchoStar Corp. Class A(a)	18,570	388,856
Frontier Communications Corp.	480,914	2,476,707
Harris Corp.	58,303	2,101,240
IPG Photonics Corp.(a)	13,383	453,282
JDS Uniphase Corp.(a)	109,771	1,146,009
Juniper Networks Inc.(a)	260,539	5,317,601
Level 3 Communications Inc.(a)(b)	77,311	1,313,514
MetroPCS Communications Inc.(a)	134,645	1,168,719
Motorola Mobility Holdings Inc.(a)	126,364	4,902,923
Motorola Solutions Inc.	147,017	6,805,417
NeuStar Inc. Class A(a)	36,104	1,233,674
NII Holdings Inc.(a)(b)	83,863	1,786,282
Polycom Inc.(a)(b)	85,529	1,394,123
SBA Communications Corp. Class A(a)(b)	55,647	2,390,595

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

Sprint Nextel Corp.(a)	1,466,738	3,432,167
Telephone and Data Systems Inc.	43,841	1,135,043
Tellabs Inc.	176,304	712,268
tw telecom inc.(a)(b)	73,012	1,414,973
United States Cellular Corp.(a)(b)	7,001	305,454
Verizon Communications Inc.	1,378,033	55,286,684
Virgin Media Inc.	146,883	3,140,359
Windstream Corp.	276,829	3,249,972

		280,147,891
TEXTILES—0.06%
Cintas Corp.	54,784	1,907,031
Mohawk Industries Inc.(a)	27,516	1,646,833

		3,553,864
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	56,455	1,800,350
Mattel Inc.	168,361	4,673,701

		6,474,051
TRANSPORTATION—1.78%
Alexander & Baldwin Inc.	20,173	823,462
C.H. Robinson Worldwide Inc.	80,873	5,643,318
Con-way Inc.	26,861	783,267
CSX Corp.	536,873	11,306,545
Expeditors International of Washington Inc.	103,952	4,257,874
FedEx Corp.	153,738	12,838,660
J.B. Hunt Transport Services Inc.	44,967	2,026,663
Kansas City Southern Industries Inc.(a)(b)	53,219	3,619,424
Kirby Corp.(a)(b)	26,074	1,716,712
Landstar System Inc.	23,204	1,111,936
Norfolk Southern Corp.	172,024	12,533,669
Ryder System Inc.	25,362	1,347,737
Teekay Corp.	20,193	539,759
Tidewater Inc.	25,131	1,238,958
Union Pacific Corp.	238,923	25,311,503
United Parcel Service Inc. Class B	357,859	26,191,700
UTi Worldwide Inc.	49,764	661,363

		111,952,550
TRUCKING & LEASING—0.02%
GATX Corp.	22,532	983,747

		983,747
WATER—0.07%
American Water Works Co. Inc.	85,844	2,734,990
Aqua America Inc.	68,194	1,503,678

		4,238,668

TOTAL COMMON STOCKS
(Cost: $6,809,535,114)		6,286,505,413

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2011

PREFERRED STOCKS—0.00%

RETAIL—0.00%
Orchard Supply Hardware Stores Corp. Series A(b)	831	3,124

		3,124

TOTAL PREFERRED STOCKS
(Cost: $5,964)		3,124

SHORT-TERM INVESTMENTS—3.02%

MONEY MARKET FUNDS—3.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(e)(f)	169,919,044	169,919,044
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(e)(f)	14,842,654	14,842,654
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(e)	5,349,378	5,349,378

		190,111,076

TOTAL SHORT-TERM INVESTMENTS
(Cost: $190,111,076)		190,111,076

TOTAL INVESTMENTS IN SECURITIES—102.79%
(Cost: $6,999,652,154)		6,476,619,613
Other Assets, Less Liabilities—(2.79)%		(175,831,874)

NET ASSETS—100.00%		$6,300,787,739

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.23%
Interpublic Group of Companies Inc. (The)	381,226	$3,709,329
Lamar Advertising Co. Class A(a)(b)	38,182	1,050,005
Omnicom Group Inc.	619,190	27,603,490

		32,362,824
AEROSPACE & DEFENSE—2.38%
Alliant Techsystems Inc.	4,857	277,626
BE Aerospace Inc.(a)	202,743	7,848,181
Boeing Co. (The)	1,442,505	105,807,742
Goodrich Corp.	112,794	13,952,618
Lockheed Martin Corp.	509,609	41,227,368
Rockwell Collins Inc.	339,149	18,778,680
Spirit AeroSystems Holdings Inc. Class A(a)	52,967	1,100,654
TransDigm Group Inc.(a)(b)	109,920	10,517,146
United Technologies Corp.	1,907,233	139,399,660

		338,909,675

AGRICULTURE—2.78%
Altria Group Inc.	3,439,982	101,995,466
Bunge Ltd.	83,642	4,784,322
Philip Morris International Inc.	3,545,306	278,235,615
Reynolds American Inc.	224,726	9,308,151

		394,323,554

AIRLINES—0.19%
AMR Corp.(a)(b)	342,097	119,734
Copa Holdings SA Class A	55,428	3,251,961
Delta Air Lines Inc.(a)	1,117,483	9,040,437
Southwest Airlines Co.	310,346	2,656,562
United Continental Holdings Inc.(a)(b)	621,140	11,720,912

		26,789,606

APPAREL—1.06%
Coach Inc.	646,745	39,477,315
Deckers Outdoor Corp.(a)(b)	84,931	6,418,236
Hanesbrands Inc.(a)(b)	214,175	4,681,865
Nike Inc. Class B	786,433	75,788,548
Ralph Lauren Corp.	138,192	19,081,551
Under Armour Inc. Class A(a)(b)	80,506	5,779,526

		151,227,041

AUTO MANUFACTURERS—0.61%
Ford Motor Co.(a)	4,604,394	49,543,279
Navistar International Corp.(a)	87,170	3,302,000
PACCAR Inc.	805,028	30,164,399
Tesla Motors Inc.(a)(b)	119,787	3,421,117

		86,430,795

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2011

AUTO PARTS & EQUIPMENT—0.29%
BorgWarner Inc.(a)	241,034	15,363,507
Goodyear Tire & Rubber Co. (The)(a)	539,509	7,644,843
Johnson Controls Inc.	377,314	11,794,836
Visteon Corp.(a)	6,043	301,787
WABCO Holdings Inc.(a)	149,215	6,475,931

		41,580,904

BANKS—0.15%
Wells Fargo & Co.	758,003	20,890,563

		20,890,563

BEVERAGES—4.30%
Brown-Forman Corp. Class B NVS	192,995	15,538,027
Coca-Cola Co. (The)	4,351,887	304,501,533
Coca-Cola Enterprises Inc.	546,929	14,099,830
Dr Pepper Snapple Group Inc.	487,472	19,245,395
Green Mountain Coffee Roasters Inc.(a)(b)	270,257	12,121,026
Monster Beverage Corp.(a)	154,505	14,236,091
PepsiCo Inc.	3,481,845	231,020,416

		610,762,318

BIOTECHNOLOGY—1.97%
Alexion Pharmaceuticals Inc.(a)(b)	404,929	28,952,423
Amylin Pharmaceuticals Inc.(a)(b)	287,968	3,277,076
Biogen Idec Inc.(a)	532,251	58,574,222
Celgene Corp.(a)(b)	1,019,483	68,917,051
Charles River Laboratories International Inc.(a)	114,864	3,139,233
Dendreon Corp.(a)(b)	318,713	2,422,219
Gilead Sciences Inc.(a)	1,733,696	70,960,177
Human Genome Sciences Inc.(a)(b)	416,386	3,077,092
Illumina Inc.(a)(b)	272,095	8,293,456
Life Technologies Corp.(a)	33,971	1,321,812
Myriad Genetics Inc.(a)(b)	190,120	3,981,113
Regeneron Pharmaceuticals Inc.(a)(b)	160,279	8,884,265
United Therapeutics Corp.(a)(b)	113,655	5,370,199
Vertex Pharmaceuticals Inc.(a)(b)	400,987	13,316,778

		280,487,116

BUILDING MATERIALS—0.11%
Armstrong World Industries Inc.(a)	4,596	201,627
Lennox International Inc.	118,330	3,993,638
Martin Marietta Materials Inc.(b)	46,996	3,543,968
Masco Corp.	791,309	8,292,918

		16,032,151

CHEMICALS—3.77%
Air Products and Chemicals Inc.	466,750	39,762,432
Airgas Inc.	172,492	13,468,175
Albemarle Corp.	201,388	10,373,496
Celanese Corp. Series A	344,854	15,266,687
CF Industries Holdings Inc.	120,127	17,416,012
E.I. du Pont de Nemours and Co.	2,045,718	93,652,970
Eastman Chemical Co.	312,208	12,194,844
Ecolab Inc.	660,877	38,205,299
FMC Corp.	157,589	13,558,958
Huntsman Corp.	82,446	824,460
International Flavors & Fragrances Inc.	176,659	9,260,465
Intrepid Potash Inc.(a)(b)	115,082	2,604,306
Kronos Worldwide Inc.	47,817	862,619

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2011

LyondellBasell Industries NV Class A	46,246	1,502,533
Monsanto Co.	1,180,625	82,726,394
Mosaic Co. (The)	606,944	30,608,186
PPG Industries Inc.	348,367	29,085,161
Praxair Inc.	668,269	71,437,956
Rockwood Holdings Inc.(a)	143,720	5,658,256
Sherwin-Williams Co. (The)	197,676	17,646,536
Sigma-Aldrich Corp.	268,817	16,790,310
Solutia Inc.(a)(b)	268,913	4,646,817
Valspar Corp. (The)	26,468	1,031,458
W.R. Grace & Co.(a)	146,399	6,722,642
Westlake Chemical Corp.	9,245	372,019

		535,678,991

COAL—0.37%
Alpha Natural Resources Inc.(a)	281,277	5,746,489
Arch Coal Inc.	49,011	711,150
CONSOL Energy Inc.	498,742	18,303,831
Peabody Energy Corp.	596,300	19,743,493
Walter Energy Inc.	136,806	8,284,971

		52,789,934

COMMERCIAL SERVICES—2.59%
Aaron’s Inc.	121,702	3,247,009
Alliance Data Systems Corp.(a)(b)	112,181	11,648,875
Apollo Group Inc. Class A(a)(b)	244,836	13,189,315
Automatic Data Processing Inc.	1,100,732	59,450,535
Booz Allen Hamilton Holding Corp.(a)	24,208	417,588
DeVry Inc.	122,851	4,724,849
Equifax Inc.	14,331	555,183
FleetCor Technologies Inc.(a)	32,635	974,807
Gartner Inc.(a)(b)	214,982	7,474,924
Genpact Ltd.(a)	214,753	3,210,557
Global Payments Inc.	176,841	8,378,727
Green Dot Corp. Class A(a)(b)	48,453	1,512,703
H&R Block Inc.	397,582	6,492,514
Hertz Global Holdings Inc.(a)(b)	541,309	6,344,142
Iron Mountain Inc.	368,366	11,345,673
ITT Educational Services Inc.(a)(b)	58,543	3,330,511
KAR Auction Services Inc.(a)(b)	12,701	171,464
Lender Processing Services Inc.	189,970	2,862,848
MasterCard Inc. Class A	236,269	88,085,809
Moody’s Corp.	440,047	14,820,783
Morningstar Inc.	54,134	3,218,266
Paychex Inc.	654,462	19,705,851
Robert Half International Inc.	324,512	9,235,612
SAIC Inc.(a)(b)	206,859	2,542,297
SEI Investments Co.	318,955	5,533,869
Towers Watson & Co. Class A	25,726	1,541,759
Verisk Analytics Inc. Class A(a)	221,132	8,874,027
Visa Inc. Class A	372,075	37,776,775
VistaPrint NV(a)(b)	87,954	2,691,392
Weight Watchers International Inc.	64,279	3,535,988
Western Union Co.	1,392,677	25,430,282

		368,324,934

COMPUTERS—11.70%
Accenture PLC Class A	1,422,176	75,702,428
Apple Inc.(a)	2,037,051	825,005,655
Cadence Design Systems Inc.(a)(b)	588,754	6,123,042

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2011

Cognizant Technology Solutions Corp. Class A(a)	670,175	43,098,954
Dell Inc.(a)(b)	2,656,991	38,871,778
DST Systems Inc.	11,178	508,823
EMC Corp.(a)(b)	4,532,374	97,627,336
Fortinet Inc.(a)(b)	262,328	5,721,374
Fusion-io Inc.(a)(b)	20,215	489,203
IHS Inc. Class A(a)(b)	108,558	9,353,357
International Business Machines Corp.	2,668,014	490,594,414
MICROS Systems Inc.(a)	179,218	8,347,974
NCR Corp.(a)	275,689	4,537,841
NetApp Inc.(a)(b)	810,332	29,390,742
Riverbed Technology Inc.(a)	339,079	7,968,357
Synopsys Inc.(a)	22,390	609,008
Teradata Corp.(a)	371,572	18,024,958

		1,661,975,244
COSMETICS & PERSONAL CARE—1.14%
Avon Products Inc.	947,342	16,550,065
Colgate-Palmolive Co.	971,388	89,746,537
Estee Lauder Companies Inc. (The) Class A	248,560	27,918,259
Procter & Gamble Co. (The)	411,948	27,481,051

		161,695,912
DISTRIBUTION & WHOLESALE—0.56%
Arrow Electronics Inc.(a)	35,526	1,329,028
Fastenal Co.(b)	649,497	28,324,564
Fossil Inc.(a)(b)	115,651	9,178,063
Genuine Parts Co.	95,199	5,826,179
LKQ Corp.(a)(b)	320,849	9,651,138
W.W. Grainger Inc.	125,445	23,482,049
WESCO International Inc.(a)(b)	44,359	2,351,471

		80,142,492
DIVERSIFIED FINANCIAL SERVICES—1.70%
Affiliated Managers Group Inc.(a)	81,635	7,832,878
American Express Co.	1,400,216	66,048,189
BlackRock Inc.(c)	93,308	16,631,218
CBOE Holdings Inc.	117,125	3,028,852
Charles Schwab Corp. (The)	2,305,938	25,964,862
Discover Financial Services	118,868	2,852,832
Eaton Vance Corp.	262,930	6,215,665
Federated Investors Inc. Class B(b)	159,891	2,422,349
Franklin Resources Inc.	319,135	30,656,108
Greenhill & Co. Inc.	65,430	2,379,689
IntercontinentalExchange Inc.(a)	161,832	19,508,848
Lazard Ltd. Class A	245,777	6,417,237
LPL Investment Holdings Inc.(a)(b)	63,070	1,926,158
NASDAQ OMX Group Inc. (The)(a)	33,178	813,193
NYSE Euronext Inc.	177,812	4,640,893
T. Rowe Price Group Inc.	572,147	32,583,772
TD Ameritrade Holding Corp.	483,419	7,565,507
Waddell & Reed Financial Inc. Class A	191,680	4,747,914

		242,236,164
ELECTRIC—0.07%
ITC Holdings Corp.	112,751	8,555,546
National Fuel Gas Co.	26,593	1,478,039

		10,033,585

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2011

ELECTRICAL COMPONENTS & EQUIPMENT—0.66%
AMETEK Inc.	355,128	14,950,889
Emerson Electric Co.	1,655,754	77,141,579
General Cable Corp.(a)	59,056	1,476,990
GrafTech International Ltd.(a)	14,871	202,989

		93,772,447
ELECTRONICS—1.46%
Agilent Technologies Inc.(a)	766,186	26,762,877
Amphenol Corp. Class A	364,578	16,548,195
FLIR Systems Inc.	350,952	8,798,367
Garmin Ltd.(b)	15,897	632,860
Gentex Corp.	313,635	9,280,460
Honeywell International Inc.	1,733,602	94,221,269
Jabil Circuit Inc.	351,894	6,918,236
Mettler-Toledo International Inc.(a)(b)	70,648	10,435,416
National Instruments Corp.	200,660	5,207,127
Thomas & Betts Corp.(a)	27,924	1,524,650
Trimble Navigation Ltd.(a)(b)	269,692	11,704,633
Waters Corp.(a)	202,206	14,973,354

		207,007,444
ENGINEERING & CONSTRUCTION—0.23%
AECOM Technology Corp.(a)(b)	119,028	2,448,406
Chicago Bridge & Iron Co. NV	127,693	4,826,795
Fluor Corp.	383,544	19,273,086
KBR Inc.	21,380	595,861
McDermott International Inc.(a)	455,349	5,241,067

		32,385,215
ENTERTAINMENT—0.10%
Bally Technologies Inc.(a)(b)	88,992	3,520,524
Dolby Laboratories Inc. Class A(a)(b)	117,790	3,593,773
International Game Technology	337,347	5,802,368
Marriott Vacations Worldwide Corp.(a)(b)	57,046	978,909
Regal Entertainment Group Class A	58,920	703,505

		14,599,079
ENVIRONMENTAL CONTROL—0.16%
Covanta Holding Corp.	16,772	229,609
Stericycle Inc.(a)(b)	188,620	14,697,270
Waste Connections Inc.	219,813	7,284,603

		22,211,482
FOOD—1.76%
Campbell Soup Co.	295,273	9,814,875
ConAgra Foods Inc.	113,518	2,996,875
Corn Products International Inc.	136,475	7,177,220
Flowers Foods Inc.	247,170	4,691,287
General Mills Inc.	1,060,323	42,847,652
H.J. Heinz Co.	413,913	22,367,859
Hershey Co. (The)	250,363	15,467,426
Hormel Foods Corp.	161,230	4,722,427
Kellogg Co.	506,641	25,620,835
Kroger Co. (The)	943,047	22,840,598
McCormick & Co. Inc. NVS	199,276	10,047,496

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2011

Sara Lee Corp.	1,069,064	20,226,691
Sysco Corp.	1,285,260	37,696,676
Whole Foods Market Inc.	340,595	23,698,600

		250,216,517
FOREST PRODUCTS & PAPER—0.04%
International Paper Co.	205,338	6,078,005

		6,078,005
HAND & MACHINE TOOLS—0.05%
Kennametal Inc.	20,824	760,492
Lincoln Electric Holdings Inc.	114,606	4,483,387
Snap-on Inc.	23,192	1,173,979

		6,417,858
HEALTH CARE - PRODUCTS—2.92%
Baxter International Inc.	1,130,762	55,950,104
Becton, Dickinson and Co.	481,845	36,003,458
Bruker Corp.(a)	184,960	2,297,203
C.R. Bard Inc.	188,664	16,130,772
CareFusion Corp.(a)	155,085	3,940,710
Cooper Companies Inc. (The)	27,440	1,935,069
Covidien PLC	583,118	26,246,141
Edwards Lifesciences Corp.(a)(b)	252,583	17,857,618
Gen-Probe Inc.(a)	106,081	6,271,509
Henry Schein Inc.(a)	107,961	6,955,927
Hill-Rom Holdings Inc.	126,765	4,270,713
Hospira Inc.(a)(b)	310,945	9,443,400
IDEXX Laboratories Inc.(a)(b)	125,982	9,695,575
Intuitive Surgical Inc.(a)	86,560	40,078,146
Medtronic Inc.	2,034,354	77,814,041
ResMed Inc.(a)(b)	336,296	8,541,918
Sirona Dental Systems Inc.(a)	121,976	5,371,823
St. Jude Medical Inc.	723,878	24,829,015
Stryker Corp.	690,588	34,329,129
TECHNE Corp.	82,107	5,604,624
Thoratec Corp.(a)(b)	126,891	4,258,462
Varian Medical Systems Inc.(a)(b)	257,680	17,298,058

		415,123,415
HEALTH CARE - SERVICES—0.67%
AMERIGROUP Corp.(a)(b)	64,809	3,828,916
Brookdale Senior Living Inc.(a)(b)	186,698	3,246,678
Covance Inc.(a)(b)	134,197	6,135,487
DaVita Inc.(a)	210,744	15,976,503
HCA Holdings Inc.(a)	150,284	3,310,756
Health Management Associates Inc. Class A(a)	557,013	4,105,186
Laboratory Corp. of America Holdings(a)(b)	220,620	18,966,701
Lincare Holdings Inc.	197,286	5,072,223
MEDNAX Inc.(a)(b)	106,402	7,662,008
Quest Diagnostics Inc.	318,158	18,472,253
Tenet Healthcare Corp.(a)	58,992	302,629
Universal Health Services Inc. Class B	199,717	7,761,003

		94,840,343
HOME FURNISHINGS—0.08%
Harman International Industries Inc.	102,532	3,900,318
Tempur-Pedic International Inc.(a)(b)	151,242	7,944,742

		11,845,060

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2011

HOUSEHOLD PRODUCTS & WARES—0.54%
Avery Dennison Corp.	14,538	416,950
Church & Dwight Co. Inc.	182,833	8,366,438
Clorox Co. (The)	16,721	1,112,950
Kimberly-Clark Corp.	758,098	55,765,689
Scotts Miracle-Gro Co. (The) Class A(b)	81,407	3,800,893
Tupperware Brands Corp.	126,789	7,096,380

		76,559,300
HOUSEWARES—0.03%
Toro Co. (The)	68,282	4,141,986

		4,141,986
INSURANCE—0.04%
Erie Indemnity Co. Class A	60,466	4,726,023
Validus Holdings Ltd.(b)	23,440	738,360

		5,464,383
INTERNET—4.92%
Amazon.com Inc.(a)	800,576	138,579,706
eBay Inc.(a)	1,386,147	42,041,839
Equinix Inc.(a)	102,933	10,437,406
Expedia Inc.	125,622	3,645,550
F5 Networks Inc.(a)	178,570	18,949,848
Google Inc. Class A(a)	554,395	358,083,731
Groupon Inc.(a)(b)	71,478	1,474,591
HomeAway Inc.(a)	11,941	277,628
LinkedIn Corp.(a)	19,622	1,236,382
Netflix Inc.(a)(b)	122,323	8,475,761
Pandora Media Inc.(a)(b)	20,898	209,189
Priceline.com Inc.(a)(b)	109,347	51,142,685
Rackspace Hosting Inc.(a)(b)	226,687	9,749,808
Symantec Corp.(a)	1,663,853	26,039,300
TIBCO Software Inc.(a)	364,416	8,713,187
TripAdvisor Inc.(a)(b)	125,235	3,157,174
VeriSign Inc.	349,442	12,482,068
WebMD Health Corp.(a)	129,848	4,875,792

		699,571,645
IRON & STEEL—0.30%
AK Steel Holding Corp.	48,609	401,510
Allegheny Technologies Inc.	233,479	11,160,296
Carpenter Technology Corp.	97,461	5,017,292
Cliffs Natural Resources Inc.	321,461	20,043,094
Reliance Steel & Aluminum Co.	23,819	1,159,747
Schnitzer Steel Industries Inc. Class A	13,986	591,328
Steel Dynamics Inc.	350,483	4,608,852

		42,982,119
LEISURE TIME—0.23%
Harley-Davidson Inc.	520,075	20,215,315
Polaris Industries Inc.	142,147	7,957,389
Royal Caribbean Cruises Ltd.	166,883	4,133,692

		32,306,396

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2011

LODGING—0.67%
Choice Hotels International Inc.	5,182	197,175
Hyatt Hotels Corp. Class A(a)	4,936	185,791
Las Vegas Sands Corp.(a)	863,892	36,914,105
Marriott International Inc. Class A	570,492	16,641,252
MGM Resorts International(a)	170,035	1,773,465
Starwood Hotels & Resorts Worldwide Inc.	429,448	20,600,620
Wynn Resorts Ltd.	174,379	19,267,136

		95,579,544
MACHINERY—2.50%
Babcock & Wilcox Co. (The)(a)	257,312	6,211,512
Caterpillar Inc.	1,420,112	128,662,147
Cummins Inc.	432,270	38,048,405
Deere & Co.	924,517	71,511,390
Flowserve Corp.	111,758	11,099,805
Gardner Denver Inc.	114,920	8,855,735
Graco Inc.	132,641	5,423,691
IDEX Corp.	164,349	6,098,991
Joy Global Inc.	230,553	17,284,558
Manitowoc Co. Inc. (The)	290,367	2,668,473
Nordson Corp.	134,277	5,529,527
Rockwell Automation Inc.	317,881	23,322,929
Roper Industries Inc.	211,192	18,346,249
Wabtec Corp.	106,081	7,420,366
Zebra Technologies Corp. Class A(a)(b)	120,105	4,297,357

		354,781,135
MANUFACTURING—2.27%
3M Co.	1,382,094	112,958,543
Carlisle Companies Inc.	10,891	482,471
Cooper Industries PLC	237,111	12,839,561
Danaher Corp.	1,209,690	56,903,817
Donaldson Co. Inc.	167,680	11,415,654
Dover Corp.	319,620	18,553,941
Eaton Corp.	285,328	12,420,328
Harsco Corp.	15,481	318,599
Illinois Tool Works Inc.	917,677	42,864,693
Ingersoll-Rand PLC(b)	544,678	16,596,339
Leggett & Platt Inc.	235,908	5,435,320
Pall Corp.	255,207	14,585,080
Parker Hannifin Corp.	137,038	10,449,147
Polypore International Inc.(a)(b)	86,797	3,818,200
SPX Corp.	30,393	1,831,786
Textron Inc.	35,083	648,685

		322,122,164
MEDIA—2.74%
AMC Networks Inc. Class A(a)(b)	119,377	4,486,188
Cablevision NY Group Class A	480,121	6,827,321
CBS Corp. Class B NVS	229,590	6,231,073
Charter Communications Inc. Class A(a)(b)	120,309	6,850,394
Comcast Corp. Class A	2,648,688	62,800,392
DIRECTV Class A(a)	1,554,211	66,458,062
Discovery Communications Inc. Series A(a)	582,101	23,848,678
DISH Network Corp. Class A	330,757	9,419,959

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2011

FactSet Research Systems Inc.	101,375	8,848,010
John Wiley & Sons Inc. Class A	103,054	4,575,598
Liberty Global Inc. Series A(a)	610,529	25,050,005
McGraw-Hill Companies Inc. (The)	552,361	24,839,674
Nielsen Holdings NV(a)	153,631	4,561,304
Scripps Networks Interactive Inc. Class A	196,279	8,326,155
Sirius XM Radio Inc.(a)(b)	8,673,689	15,786,114
Thomson Reuters Corp.	389,584	10,390,205
Time Warner Cable Inc.	702,928	44,685,133
Viacom Inc. Class B NVS	1,216,394	55,236,452

		389,220,717
METAL FABRICATE & HARDWARE—0.44%
Precision Castparts Corp.	315,984	52,071,003
Timken Co. (The)	163,336	6,322,737
Valmont Industries Inc.	49,911	4,531,420

		62,925,160

MINING—0.78%
Allied Nevada Gold Corp.(a)(b)	197,377	5,976,576
Compass Minerals International Inc.	72,714	5,006,359
Freeport-McMoRan Copper & Gold Inc.	2,086,720	76,770,429
Molycorp Inc.(a)(b)	122,943	2,948,173
Royal Gold Inc.	119,358	8,048,310
Southern Copper Corp.	373,180	11,262,572
Titanium Metals Corp.	99,209	1,486,151

		111,498,570
OIL & GAS—7.61%
Anadarko Petroleum Corp.	166,085	12,677,268
Apache Corp.	243,150	22,024,527
Atwood Oceanics Inc.(a)	35,339	1,406,139
Cabot Oil & Gas Corp.	229,971	17,454,799
Chevron Corp.	252,389	26,854,189
Cimarex Energy Co.	50,080	3,099,952
Cobalt International Energy Inc.(a)	242,917	3,770,072
Concho Resources Inc.(a)(b)	227,591	21,336,656
Continental Resources Inc.(a)(b)	91,956	6,134,385
Denbury Resources Inc.(a)	739,786	11,170,769
Diamond Offshore Drilling Inc.	71,996	3,978,499
EOG Resources Inc.	591,289	58,247,879
EQT Corp.	115,612	6,334,381
EXCO Resources Inc.	303,544	3,172,035
Exxon Mobil Corp.	8,008,118	678,768,082
Forest Oil Corp.(a)(b)	195,223	2,645,272
Helmerich & Payne Inc.	194,158	11,331,061
HollyFrontier Corp.	419,399	9,813,937
Kosmos Energy Ltd.(a)(b)	60,386	740,332
Murphy Oil Corp.	65,140	3,630,904
Newfield Exploration Co.(a)	170,269	6,424,249
Noble Energy Inc.	78,446	7,404,518
Occidental Petroleum Corp.	515,679	48,319,122
Patterson-UTI Energy Inc.	37,699	753,226
Pioneer Natural Resources Co.	208,564	18,662,307
QEP Resources Inc.	304,752	8,929,234
Quicksilver Resources Inc.(a)(b)	18,036	121,021
Range Resources Corp.	353,888	21,919,823
Rowan Companies Inc.(a)	45,725	1,386,839
SandRidge Energy Inc.(a)(b)	907,406	7,404,433
SM Energy Co.	112,924	8,254,744

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2011

Southwestern Energy Co.(a)(b)	766,336	24,476,772
Ultra Petroleum Corp.(a)	338,019	10,015,503
Whiting Petroleum Corp.(a)	257,757	12,034,674

		1,080,697,603
OIL & GAS SERVICES—2.74%
Baker Hughes Inc.	380,714	18,517,929
Cameron International Corp.(a)(b)	397,478	19,551,943
CARBO Ceramics Inc.	42,448	5,235,112
Core Laboratories NV(b)	100,406	11,441,264
Dresser-Rand Group Inc.(a)(b)	166,298	8,299,933
FMC Technologies Inc.(a)(b)	529,381	27,649,570
Halliburton Co.	2,015,553	69,556,734
Oceaneering International Inc.	238,677	11,010,170
Oil States International Inc.(a)	95,150	7,266,605
RPC Inc.	93,445	1,705,371
Schlumberger Ltd.	2,989,021	204,180,024
Superior Energy Services Inc.(a)(b)	176,763	5,027,140

		389,441,795
PACKAGING & CONTAINERS—0.32%
Ball Corp.	369,026	13,177,918
Crown Holdings Inc.(a)	342,739	11,509,176
Packaging Corp. of America	202,442	5,109,636
Rock-Tenn Co. Class A	153,072	8,832,254
Silgan Holdings Inc.	109,534	4,232,394
Temple-Inland Inc.	61,660	1,955,239

		44,816,617
PHARMACEUTICALS—4.67%
Abbott Laboratories	3,214,889	180,773,208
Allergan Inc.	671,374	58,906,355
AmerisourceBergen Corp.	568,895	21,157,205
BioMarin Pharmaceutical Inc.(a)(b)	245,022	8,423,856
Cardinal Health Inc.	386,812	15,708,435
Catalyst Health Solutions Inc.(a)(b)	93,591	4,866,732
DENTSPLY International Inc.	127,187	4,450,273
Eli Lilly and Co.	745,310	30,975,084
Endo Pharmaceuticals Holdings Inc.(a)	257,537	8,892,753
Express Scripts Inc.(a)(b)	1,075,404	48,059,805
Herbalife Ltd.(b)	263,333	13,606,416
Johnson & Johnson	1,231,788	80,780,657
McKesson Corp.	555,350	43,267,319
Mead Johnson Nutrition Co. Class A	82,613	5,677,992
Medco Health Solutions Inc.(a)	880,652	49,228,447
Mylan Inc.(a)(b)	877,303	18,826,922
Patterson Companies Inc.	81,916	2,418,160
Perrigo Co.	182,788	17,785,272
Pharmasset Inc.(a)	163,692	20,985,314
SXC Health Solutions Corp.(a)(b)	136,793	7,726,069
Warner Chilcott PLC Class A(a)(b)	343,119	5,191,390
Watson Pharmaceuticals Inc.(a)	263,193	15,881,066

		663,588,730
PIPELINES—0.37%
El Paso Corp.	1,593,880	42,349,392
Kinder Morgan Inc.(b)	257,648	8,288,536
ONEOK Inc.	17,774	1,540,828

		52,178,756

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2011

REAL ESTATE—0.10%
CBRE Group Inc. Class A(a)	641,512	9,763,813
Jones Lang LaSalle Inc.	73,616	4,509,716

		14,273,529
REAL ESTATE INVESTMENT TRUSTS—1.64%
Apartment Investment and Management Co. Class A	178,095	4,080,157
Boston Properties Inc.	263,320	26,226,672
Camden Property Trust	112,041	6,973,432
Corporate Office Properties Trust	49,026	1,042,293
Digital Realty Trust Inc.(b)	221,430	14,762,738
Equity Residential(b)	47,075	2,684,687
Essex Property Trust Inc.(b)	40,264	5,657,495
Federal Realty Investment Trust(b)	103,427	9,386,000
Macerich Co. (The)(b)	103,042	5,213,925
Plum Creek Timber Co. Inc.(b)	215,713	7,886,467
Public Storage	291,391	39,180,434
Rayonier Inc.	267,589	11,942,497
Simon Property Group Inc.	527,948	68,073,615
UDR Inc.	35,919	901,567
Ventas Inc.	338,739	18,674,681
Vornado Realty Trust	44,991	3,458,008
Weyerhaeuser Co.	345,844	6,456,908

		232,601,576
RETAIL—8.57%
Abercrombie & Fitch Co. Class A	166,015	8,108,173
Advance Auto Parts Inc.	161,952	11,276,718
AutoNation Inc.(a)(b)	42,263	1,558,237
AutoZone Inc.(a)	55,608	18,070,932
Bed Bath & Beyond Inc.(a)	548,773	31,812,371
Big Lots Inc.(a)	49,422	1,866,175
Brinker International Inc.	163,977	4,388,024
CarMax Inc.(a)	81,502	2,484,181
Chico’s FAS Inc.	256,650	2,859,081
Chipotle Mexican Grill Inc.(a)(b)	68,539	23,148,362
Copart Inc.(a)(b)	123,693	5,923,658
Costco Wholesale Corp.	962,313	80,179,919
Darden Restaurants Inc.	299,837	13,666,570
Dick’s Sporting Goods Inc.	208,052	7,672,958
Dollar General Corp.(a)(b)	218,938	9,007,109
Dollar Tree Inc.(a)	269,286	22,380,359
DSW Inc. Class A	48,465	2,142,638
Dunkin’ Brands Group Inc.(a)	49,041	1,225,044
Family Dollar Stores Inc.	269,883	15,561,454
Guess? Inc.	142,502	4,249,410
Home Depot Inc. (The)	2,122,658	89,236,542
J. Crew Group Inc. Escrow(a)(d)	108,839	11
Kohl’s Corp.	472,253	23,305,686
Limited Brands Inc.	549,167	22,158,888
Macy’s Inc.	116,241	3,740,635
McDonald’s Corp.	2,285,552	229,309,432
MSC Industrial Direct Co. Inc. Class A	97,329	6,963,890
Nordstrom Inc.	359,056	17,848,674
O’Reilly Automotive Inc.(a)(b)	282,690	22,601,065
Panera Bread Co. Class A(a)(b)	63,818	9,027,056
PetSmart Inc.	249,270	12,785,058

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2011

PVH Corp.	19,494	1,374,132
Ross Stores Inc.	517,641	24,603,477
Sally Beauty Holdings Inc.(a)(b)	193,298	4,084,387
Starbucks Corp.	1,651,187	75,971,114
Target Corp.	80,268	4,111,327
Tiffany & Co.	280,973	18,617,271
TJX Companies Inc. (The)	850,501	54,899,839
Tractor Supply Co.	158,878	11,145,292
Ulta Salon, Cosmetics & Fragrance Inc.(a)(b)	100,187	6,504,140
Urban Outfitters Inc.(a)	239,976	6,613,739
Wal-Mart Stores Inc.	2,970,717	177,530,048
Walgreen Co.	1,903,601	62,933,049
Williams-Sonoma Inc.	120,215	4,628,277
Yum! Brands Inc.	1,025,533	60,516,702

		1,218,091,104
SAVINGS & LOANS—0.02%
Hudson City Bancorp Inc.	104,639	653,994
People’s United Financial Inc.	153,491	1,972,359

		2,626,353
SEMICONDUCTORS—3.61%
Advanced Micro Devices Inc.(a)(b)	1,350,572	7,293,089
Altera Corp.	709,704	26,330,019
Analog Devices Inc.	659,989	23,614,407
Applied Materials Inc.	181,234	1,941,016
Atmel Corp.(a)(b)	941,267	7,624,263
Avago Technologies Ltd.	420,499	12,135,601
Broadcom Corp. Class A(a)	1,180,873	34,670,431
Cree Inc.(a)	14,203	313,034
Cypress Semiconductor Corp.(a)	341,752	5,772,191
First Solar Inc.(a)(b)	132,020	4,456,995
Freescale Semiconductor Holdings I Ltd.(a)(b)	59,085	747,425
Intersil Corp. Class A	136,578	1,425,874
KLA-Tencor Corp.	285,305	13,765,966
Lam Research Corp.(a)(b)	273,517	10,125,600
Linear Technology Corp.	502,477	15,089,384
LSI Corp.(a)	378,916	2,254,550
Maxim Integrated Products Inc.	650,590	16,941,364
MEMC Electronic Materials Inc.(a)(b)	297,773	1,173,226
Microchip Technology Inc.(b)	420,524	15,403,794
NVIDIA Corp.(a)	1,321,511	18,316,143
ON Semiconductor Corp.(a)	982,942	7,588,312
PMC-Sierra Inc.(a)	29,178	160,771
QLogic Corp.(a)	188,275	2,824,125
QUALCOMM Inc.	3,677,627	201,166,197
Rovi Corp.(a)(b)	249,476	6,132,120
Silicon Laboratories Inc.(a)(b)	82,977	3,602,861
Skyworks Solutions Inc.(a)	418,378	6,786,091
Texas Instruments Inc.	1,624,202	47,280,520
Xilinx Inc.	584,787	18,748,271

		513,683,640
SOFTWARE—6.84%
Adobe Systems Inc.(a)(b)	1,111,183	31,413,143
Akamai Technologies Inc.(a)	373,911	12,069,847
Allscripts Healthcare Solutions Inc.(a)	339,606	6,432,138
ANSYS Inc.(a)(b)	201,631	11,549,424
Ariba Inc.(a)(b)	213,492	5,994,855
Autodesk Inc.(a)	505,904	15,344,068

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2011

BMC Software Inc.(a)	388,504	12,735,161
Broadridge Financial Solutions Inc.	258,212	5,822,681
Cerner Corp.(a)	312,968	19,169,290
Citrix Systems Inc.(a)	414,098	25,144,031
Compuware Corp.(a)	355,645	2,958,966
Dun & Bradstreet Corp. (The)	109,120	8,165,450
Electronic Arts Inc.(a)(b)	733,290	15,105,774
Fiserv Inc.(a)	253,953	14,917,199
Informatica Corp.(a)(b)	232,245	8,576,808
Intuit Inc.	666,517	35,052,129
Microsoft Corp.	16,346,489	424,354,854
MSCI Inc. Class A(a)(b)	264,025	8,694,343
Nuance Communications Inc.(a)(b)	523,821	13,179,336
Oracle Corp.	8,460,731	217,017,750
Red Hat Inc.(a)	424,724	17,536,854
Salesforce.com Inc.(a)(b)	294,941	29,924,714
Solera Holdings Inc.	156,081	6,951,848
VeriFone Systems Inc.(a)	224,152	7,961,879
VMware Inc. Class A(a)(b)	186,471	15,512,523

		971,585,065
TELECOMMUNICATIONS—1.70%
Acme Packet Inc.(a)(b)	117,488	3,631,554
American Tower Corp. Class A	873,681	52,429,597
Ciena Corp.(a)(b)	209,369	2,533,365
Clearwire Corp. Class A(a)(b)	340,441	660,456
Crown Castle International Corp.(a)(b)	639,738	28,660,262
Harris Corp.	69,898	2,519,124
IPG Photonics Corp.(a)(b)	60,452	2,047,509
JDS Uniphase Corp.(a)	502,639	5,247,551
Juniper Networks Inc.(a)	1,174,054	23,962,442
Level 3 Communications Inc.(a)	49,040	833,190
MetroPCS Communications Inc.(a)	615,475	5,342,323
NeuStar Inc. Class A(a)(b)	162,598	5,555,974
NII Holdings Inc.(a)(b)	328,959	7,006,827
Polycom Inc.(a)(b)	389,850	6,354,555
SBA Communications Corp. Class A(a)(b)	249,131	10,702,668
tw telecom inc.(a)(b)	281,856	5,462,369
Verizon Communications Inc.	1,408,396	56,504,847
Virgin Media Inc.(b)	659,379	14,097,523
Windstream Corp.	711,395	8,351,777

		241,903,913
TOYS, GAMES & HOBBIES—0.17%
Hasbro Inc.	254,853	8,127,262
Mattel Inc.	569,864	15,819,425

		23,946,687
TRANSPORTATION—1.91%
C.H. Robinson Worldwide Inc.	364,676	25,447,091
Con-way Inc.	11,380	331,841
CSX Corp.	2,429,102	51,156,888
Expeditors International of Washington Inc.	467,440	19,146,342
FedEx Corp.	40,200	3,357,102
J.B. Hunt Transport Services Inc.	201,021	9,060,017
Kansas City Southern Industries Inc.(a)	180,793	12,295,732
Kirby Corp.(a)	84,095	5,536,815
Landstar System Inc.	105,207	5,041,519
Tidewater Inc.	7,061	348,107
Union Pacific Corp.	175,934	18,638,448

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2011

United Parcel Service Inc. Class B	1,618,435	118,453,258
UTi Worldwide Inc.	206,045	2,738,338

		271,551,498
WATER—0.00%
Aqua America Inc.	31,037	684,366

		684,366

TOTAL COMMON STOCKS
(Cost: $13,327,227,978)		14,185,995,019

SHORT-TERM INVESTMENTS—5.52%

MONEY MARKET FUNDS—5.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(e)(f)	712,137,221	712,137,221
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(e)(f)	62,206,130	62,206,130
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(e)	9,783,890	9,783,890

		784,127,241

TOTAL SHORT-TERM INVESTMENTS
(Cost: $784,127,241)		784,127,241

TOTAL INVESTMENTS IN SECURITIES—105.35%
(Cost: $14,111,355,219)		14,970,122,260
Other Assets, Less Liabilities—(5.35)%		(759,693,902)

NET ASSETS—100.00%		$14,210,428,358

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.73%

ADVERTISING—0.07%
Clear Channel Outdoor Holdings Inc. Class A(a)(b)	71,654	$899,258
Interpublic Group of Companies Inc. (The)	504,708	4,910,809
Lamar Advertising Co. Class A(a)(b)	71,072	1,954,480

		7,764,547
AEROSPACE & DEFENSE—1.36%
Alliant Techsystems Inc.	55,071	3,147,858
BE Aerospace Inc.(a)	9,404	364,029
Boeing Co. (The)	146,562	10,750,323
Exelis Inc.	325,487	2,945,657
General Dynamics Corp.	581,875	38,642,319
Goodrich Corp.	129,206	15,982,782
L-3 Communications Holdings Inc.	174,812	11,656,464
Lockheed Martin Corp.	58,821	4,758,619
Northrop Grumman Corp.	457,600	26,760,448
Raytheon Co.	623,806	30,179,734
Spirit AeroSystems Holdings Inc. Class A(a)(b)	163,849	3,404,782
United Technologies Corp.	86,963	6,356,126

		154,949,141
AGRICULTURE—1.23%
Altria Group Inc.	931,230	27,610,970
Archer-Daniels-Midland Co.	1,183,660	33,852,676
Bunge Ltd.(b)	190,641	10,904,665
Lorillard Inc.	236,430	26,953,020
Philip Morris International Inc.	295,876	23,220,348
Reynolds American Inc.	407,857	16,893,437

		139,435,116
AIRLINES—0.15%
AMR Corp.(a)(b)	308,214	107,875
Copa Holdings SA Class A	12,272	719,998
Delta Air Lines Inc.(a)	593,675	4,802,831
Southwest Airlines Co.	1,145,757	9,807,680
United Continental Holdings Inc.(a)(b)	86,215	1,626,877

		17,065,261
APPAREL—0.17%
VF Corp.	152,312	19,342,101

		19,342,101
AUTO MANUFACTURERS—0.56%
Ford Motor Co.(a)	2,864,845	30,825,732
General Motors Co.(a)(b)	1,331,186	26,983,140
Navistar International Corp.(a)(b)	57,786	2,188,934
Oshkosh Corp.(a)	160,345	3,428,176

		63,425,982
AUTO PARTS & EQUIPMENT—0.48%
Autoliv Inc.(b)	156,838	8,389,265

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2011

Federal-Mogul Corp. Class A(a)(b)	34,343	506,559
Johnson Controls Inc.	887,577	27,745,657
Lear Corp.	185,171	7,369,806
TRW Automotive Holdings Corp.(a)(b)	178,671	5,824,675
Visteon Corp.(a)	84,912	4,240,505

		54,076,467
BANKS—11.25%
Associated Banc-Corp	304,881	3,405,521
Bank of America Corp.	17,751,463	98,698,134
Bank of Hawaii Corp.	83,778	3,727,283
Bank of New York Mellon Corp. (The)	2,175,019	43,304,628
BB&T Corp.	1,219,809	30,702,593
BOK Financial Corp.	44,560	2,447,681
Capital One Financial Corp.	804,195	34,009,407
CapitalSource Inc.	479,774	3,214,486
CIT Group Inc.(a)	352,437	12,289,478
Citigroup Inc.	5,091,054	133,945,631
City National Corp.	81,934	3,619,844
Comerica Inc.	353,131	9,110,780
Commerce Bancshares Inc.	136,408	5,199,873
Cullen/Frost Bankers Inc.	93,664	4,955,762
East West Bancorp Inc.	261,400	5,162,650
Fifth Third Bancorp	1,608,793	20,463,847
First Citizens BancShares Inc. Class A	9,562	1,673,254
First Horizon National Corp.	463,060	3,704,480
First Republic Bank San Francisco(a)(b)	129,033	3,949,700
Fulton Financial Corp.	350,588	3,439,268
Goldman Sachs Group Inc. (The)	906,999	82,019,920
Huntington Bancshares Inc.	1,501,579	8,243,669
JPMorgan Chase & Co.	6,961,777	231,479,085
KeyCorp	1,657,648	12,747,313
M&T Bank Corp.	219,708	16,772,509
Morgan Stanley	2,705,591	40,935,592
Northern Trust Corp.	379,860	15,065,248
PNC Financial Services Group Inc. (The)(c)	921,900	53,165,973
Popular Inc.(a)	1,785,168	2,481,383
Regions Financial Corp.	2,190,384	9,418,651
State Street Corp.	882,850	35,587,683
SunTrust Banks Inc.	939,715	16,632,955
Synovus Financial Corp.	1,305,270	1,840,431
TCF Financial Corp.	280,040	2,890,013
U.S. Bancorp	3,375,211	91,299,458
Valley National Bancorp(b)	298,559	3,693,175
Wells Fargo & Co.	8,014,473	220,878,876
Zions Bancorp	324,055	5,275,615

		1,277,451,849
BEVERAGES—0.32%
Beam Inc.	269,872	13,825,543
Brown-Forman Corp. Class B NVS	26,220	2,110,972
Coca-Cola Enterprises Inc.	133,667	3,445,935
Constellation Brands Inc. Class A(a)(b)	319,905	6,612,436
Molson Coors Brewing Co. Class B NVS	233,799	10,179,609

		36,174,495
BIOTECHNOLOGY—1.01%
Amgen Inc.	1,539,861	98,874,475
Bio-Rad Laboratories Inc. Class A(a)(b)	34,864	3,348,338
Life Technologies Corp.(a)	284,547	11,071,724
Vertex Pharmaceuticals Inc.(a)	41,392	1,374,628

		114,669,165

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2011

BUILDING MATERIALS—0.14%
Armstrong World Industries Inc.(a)	33,037	1,449,333
Fortune Brands Home & Security Inc.(a)(b)	272,406	4,639,074
Martin Marietta Materials Inc.	42,603	3,212,692
Owens Corning(a)(b)	219,667	6,308,837

		15,609,936
CHEMICALS—0.97%
Ashland Inc.	139,136	7,953,014
Cabot Corp.	114,623	3,683,983
CF Industries Holdings Inc.	18,820	2,728,523
Cytec Industries Inc.	87,069	3,887,631
Dow Chemical Co. (The)	2,059,298	59,225,410
Huntsman Corp.	271,449	2,714,490
LyondellBasell Industries NV Class A	510,600	16,589,394
Rockwood Holdings Inc.(a)(b)	6,248	245,984
RPM International Inc.	229,183	5,626,443
Valspar Corp. (The)	147,110	5,732,877
W.R. Grace & Co.(a)	12,910	592,827
Westlake Chemical Corp.	27,663	1,113,159

		110,093,735
COAL—0.07%
Alpha Natural Resources Inc.(a)	175,096	3,577,211
Arch Coal Inc.	333,125	4,833,644

		8,410,855
COMMERCIAL SERVICES—1.13%
Aaron’s Inc.	34,230	913,256
Booz Allen Hamilton Holding Corp.(a)	21,438	369,806
Career Education Corp.(a)(b)	107,577	857,389
CoreLogic Inc.(a)	169,012	2,185,325
Corrections Corp. of America(a)(b)	173,878	3,541,895
DeVry Inc.	22,389	861,081
Education Management Corp.(a)(b)	67,141	1,879,277
Equifax Inc.	205,069	7,944,373
Genpact Ltd.(a)	49,676	742,656
H&R Block Inc.	221,187	3,611,984
KAR Auction Services Inc.(a)(b)	40,417	545,629
Manpower Inc.	144,630	5,170,522
Monster Worldwide Inc.(a)(b)	225,536	1,788,500
Paychex Inc.	45,307	1,364,194
Quanta Services Inc.(a)(b)	379,285	8,169,799
R.R. Donnelley & Sons Co.	330,354	4,767,008
SAIC Inc.(a)(b)	344,030	4,228,129
Service Corp. International	420,412	4,477,388
Total System Services Inc.	285,835	5,590,933
Towers Watson & Co. Class A	79,937	4,790,624
Verisk Analytics Inc. Class A(a)	33,087	1,327,781
Visa Inc. Class A	620,170	62,965,860

		128,093,409
COMPUTERS—1.43%
Brocade Communications Systems Inc.(a)(b)	830,885	4,312,293
Computer Sciences Corp.	271,834	6,442,466

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2011

Dell Inc.(a)	760,309	11,123,321
Diebold Inc.	114,791	3,451,765
DST Systems Inc.	49,574	2,256,608
Fusion-io Inc.(a)(b)	13,635	329,967
Hewlett-Packard Co.	3,480,862	89,667,005
Lexmark International Inc. Class A(b)	131,452	4,347,118
NCR Corp.(a)	59,478	979,008
SanDisk Corp.(a)(b)	417,436	20,542,026
Synopsys Inc.(a)(b)	240,500	6,541,600
Western Digital Corp.(a)	405,551	12,551,803

		162,544,980
COSMETICS & PERSONAL CARE—2.75%
Colgate-Palmolive Co.	83,270	7,693,315
Procter & Gamble Co. (The)	4,562,696	304,377,450

		312,070,765
DISTRIBUTION & WHOLESALE—0.23%
Arrow Electronics Inc.(a)(b)	174,819	6,539,979
Genuine Parts Co.	199,378	12,201,933
Ingram Micro Inc. Class A(a)(b)	282,979	5,147,388
WESCO International Inc.(a)(b)	39,669	2,102,854

		25,992,154
DIVERSIFIED FINANCIAL SERVICES—1.62%
Affiliated Managers Group Inc.(a)	25,921	2,487,120
Air Lease Corp.(a)(b)	60,659	1,438,225
American Express Co.	726,907	34,288,203
Ameriprise Financial Inc.	396,210	19,667,865
BlackRock Inc.(c)	75,655	13,484,747
CME Group Inc.	117,454	28,620,016
Discover Financial Services	860,676	20,656,224
E*TRADE Financial Corp.(a)	441,390	3,513,464
Federated Investors Inc. Class B	30,015	454,727
Interactive Brokers Group Inc. Class A	63,958	955,533
Invesco Ltd.	808,267	16,238,084
Janus Capital Group Inc.	324,784	2,049,387
Jefferies Group Inc.(b)	236,052	3,245,715
Legg Mason Inc.	244,447	5,878,950
LPL Investment Holdings Inc.(a)(b)	9,504	290,252
NASDAQ OMX Group Inc. (The)(a)(b)	190,828	4,677,194
NYSE Euronext Inc.	318,077	8,301,810
Raymond James Financial Inc.	178,934	5,539,797
SLM Corp.	922,837	12,366,016

		184,153,329
ELECTRIC—6.80%
AES Corp. (The)(a)	1,149,965	13,615,586
Alliant Energy Corp.	193,390	8,530,433
Ameren Corp.	422,172	13,986,558
American Electric Power Co. Inc.	843,862	34,859,939
Calpine Corp.(a)	670,434	10,948,187
CMS Energy Corp.	439,359	9,701,047
Consolidated Edison Inc.	512,425	31,785,723
Constellation Energy Group Inc.	325,885	12,927,858
Dominion Resources Inc.	1,008,626	53,537,868
DTE Energy Co.	296,511	16,145,024
Duke Energy Corp.	2,332,066	51,305,452
Edison International	570,591	23,622,467

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2011

Entergy Corp.	311,657	22,766,544
Exelon Corp.	1,160,274	50,321,083
FirstEnergy Corp.	732,498	32,449,661
GenOn Energy Inc.(a)	1,348,239	3,518,904
Great Plains Energy Inc.	238,987	5,205,137
Hawaiian Electric Industries Inc.	168,310	4,456,849
Integrys Energy Group Inc.	137,898	7,471,314
MDU Resources Group Inc.	332,365	7,132,553
National Fuel Gas Co.	124,031	6,893,643
NextEra Energy Inc.	739,129	44,998,174
Northeast Utilities	308,885	11,141,482
NRG Energy Inc.(a)	423,756	7,678,459
NSTAR	180,447	8,473,791
NV Energy Inc.	415,349	6,790,956
OGE Energy Corp.	170,545	9,671,607
Pepco Holdings Inc.	396,006	8,038,922
PG&E Corp.	696,970	28,729,103
Pinnacle West Capital Corp.	189,804	9,144,757
PPL Corp.	1,010,845	29,739,060
Progress Energy Inc.	515,822	28,896,348
Public Service Enterprise Group Inc.	886,040	29,248,180
SCANA Corp.(b)	202,573	9,127,939
Southern Co. (The)	1,487,483	68,855,588
TECO Energy Inc.	378,412	7,242,806
Westar Energy Inc.	199,722	5,747,999
Wisconsin Energy Corp.	409,205	14,305,807
Xcel Energy Inc.	847,902	23,436,011

		772,448,819
ELECTRICAL COMPONENTS & EQUIPMENT—0.24%
Energizer Holdings Inc.(a)(b)	121,277	9,396,542
General Cable Corp.(a)	43,722	1,093,487
GrafTech International Ltd.(a)(b)	213,828	2,918,752
Hubbell Inc. Class B	106,192	7,099,997
Molex Inc.	238,421	5,688,725
SunPower Corp.(a)(b)	172,645	1,075,579

		27,273,082
ELECTRONICS—0.90%
Avnet Inc.(a)	268,510	8,347,976
AVX Corp.	84,380	1,076,689
Garmin Ltd.(b)	176,476	7,025,510
Itron Inc.(a)(b)	70,840	2,533,947
Jabil Circuit Inc.	58,599	1,152,056
PerkinElmer Inc.	197,080	3,941,600
Tech Data Corp.(a)(b)	76,271	3,768,550
Thermo Fisher Scientific Inc.(a)	671,266	30,186,832
Thomas & Betts Corp.(a)	69,927	3,818,014
Tyco International Ltd.	821,395	38,367,360
Vishay Intertechnology Inc.(a)(b)	256,028	2,301,692

		102,520,226
ENGINEERING & CONSTRUCTION—0.26%
AECOM Technology Corp.(a)(b)	114,745	2,360,305
Chicago Bridge & Iron Co. NV	74,279	2,807,746
Jacobs Engineering Group Inc.(a)(b)	223,115	9,054,007
KBR Inc.	248,758	6,932,886
McDermott International Inc.(a)	51,289	590,336
Shaw Group Inc. (The)(a)(b)	127,146	3,420,227
URS Corp.(a)(b)	138,249	4,855,305

		30,020,812

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2011

ENTERTAINMENT—0.14%
Bally Technologies Inc.(a)(b)	5,214	206,266
DreamWorks Animation SKG Inc. Class A(a)(b)	124,552	2,066,940
International Game Technology	256,416	4,410,355
Madison Square Garden Inc. Class A(a)	106,151	3,040,165
Penn National Gaming Inc.(a)(b)	119,325	4,542,703
Regal Entertainment Group Class A	94,662	1,130,264

		15,396,693
ENVIRONMENTAL CONTROL—0.41%
Covanta Holding Corp.	186,030	2,546,751
Republic Services Inc.	561,737	15,475,854
Waste Connections Inc.	24,673	817,663
Waste Management Inc.	830,483	27,165,099

		46,005,367
FOOD—2.08%
Campbell Soup Co.	75,183	2,499,083
ConAgra Foods Inc.	625,726	16,519,166
Corn Products International Inc.	25,690	1,351,037
Dean Foods Co.(a)(b)	322,302	3,609,782
General Mills Inc.	273,685	11,059,611
H.J. Heinz Co.	234,216	12,657,033
Hershey Co. (The)	68,197	4,213,211
Hormel Foods Corp.	113,242	3,316,858
J.M. Smucker Co. (The)	203,089	15,875,467
Kellogg Co.	27,924	1,412,117
Kraft Foods Inc. Class A	2,894,804	108,149,877
Kroger Co. (The)	250,935	6,077,646
McCormick & Co. Inc. NVS	73,641	3,712,979
Ralcorp Holdings Inc.(a)	96,659	8,264,345
Safeway Inc.	617,528	12,992,789
Sara Lee Corp.	174,928	3,309,638
Smithfield Foods Inc.(a)(b)	292,406	7,099,618
SUPERVALU Inc.	373,662	3,034,135
Tyson Foods Inc. Class A	529,042	10,919,427

		236,073,819
FOREST PRODUCTS & PAPER—0.28%
Domtar Corp.	63,748	5,097,290
International Paper Co.	603,272	17,856,851
MeadWestvaco Corp.	295,830	8,860,109

		31,814,250
GAS—0.79%
AGL Resources Inc.	204,535	8,643,649
Atmos Energy Corp.	159,414	5,316,457
CenterPoint Energy Inc.	744,787	14,962,771
NiSource Inc.	491,341	11,698,829
Questar Corp.	312,752	6,211,255
Sempra Energy	419,310	23,062,050
Southern Union Co.	219,340	9,236,407
UGI Corp.	196,846	5,787,272
Vectren Corp.	144,294	4,362,008

		89,280,698

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2011

HAND & MACHINE TOOLS—0.30%
Kennametal Inc.	127,095	4,641,509
Lincoln Electric Holdings Inc.	56,807	2,222,290
Regal Beloit Corp.	67,935	3,462,647
Snap-on Inc.	83,787	4,241,298
Stanley Black & Decker Inc.	294,371	19,899,480

		34,467,224
HEALTH CARE - PRODUCTS—0.91%
Alere Inc.(a)(b)	151,184	3,490,839
Baxter International Inc.	100,205	4,958,143
Boston Scientific Corp.(a)(b)	2,675,423	14,286,759
CareFusion Corp.(a)	270,394	6,870,712
Cooper Companies Inc. (The)	59,490	4,195,235
Covidien PLC(b)	404,500	18,206,545
Henry Schein Inc.(a)(b)	76,316	4,917,040
Hill-Rom Holdings Inc.	10,408	350,645
Hologic Inc.(a)(b)	459,404	8,044,164
Hospira Inc.(a)(b)	47,081	1,429,850
Medtronic Inc.	257,401	9,845,588
QIAGEN NV(a)	411,861	5,687,800
Teleflex Inc.	71,172	4,362,132
Zimmer Holdings Inc.(a)(b)	313,738	16,759,884

		103,405,336
HEALTH CARE - SERVICES—2.10%
Aetna Inc.	664,654	28,041,752
AMERIGROUP Corp.(a)(b)	25,519	1,507,663
Brookdale Senior Living Inc.(a)(b)	22,143	385,067
Cigna Corp.	499,905	20,996,010
Community Health Systems Inc.(a)	167,179	2,917,274
Coventry Health Care Inc.(a)	260,441	7,909,593
HCA Holdings Inc.(a)	76,703	1,689,767
Health Net Inc.(a)	145,033	4,411,904
Humana Inc.	294,895	25,835,751
LifePoint Hospitals Inc.(a)(b)	84,106	3,124,538
Quest Diagnostics Inc.	22,454	1,303,679
Tenet Healthcare Corp.(a)(b)	716,910	3,677,748
UnitedHealth Group Inc.	1,898,043	96,192,819
WellPoint Inc.	609,304	40,366,390

		238,359,955
HOLDING COMPANIES - DIVERSIFIED—0.15%
American Capital Ltd.(a)	620,112	4,173,354
Ares Capital Corp.	361,245	5,581,235
Leucadia National Corp.	344,030	7,823,242

		17,577,831
HOME BUILDERS—0.25%
D.R. Horton Inc.	485,304	6,119,683
Lennar Corp. Class A	281,638	5,534,187
NVR Inc.(a)(b)	8,803	6,038,858
PulteGroup Inc.(a)(b)	600,651	3,790,108
Thor Industries Inc.	77,190	2,117,322
Toll Brothers Inc.(a)(b)	257,980	5,267,951

		28,868,109

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2011

HOME FURNISHINGS—0.07%
Harman International Industries Inc.	41,518	1,579,345
Whirlpool Corp.	133,562	6,337,517

		7,916,862
HOUSEHOLD PRODUCTS & WARES—0.32%
Avery Dennison Corp.	176,214	5,053,818
Church & Dwight Co. Inc.	105,904	4,846,167
Clorox Co. (The)	219,656	14,620,303
Jarden Corp.	161,233	4,817,642
Kimberly-Clark Corp.	85,873	6,316,818
Scotts Miracle-Gro Co. (The) Class A(b)	10,814	504,906

		36,159,654
HOUSEWARES—0.07%
Newell Rubbermaid Inc.	512,508	8,277,004

		8,277,004
INSURANCE—7.46%
ACE Ltd.	590,979	41,439,447
Aflac Inc.	819,185	35,437,943
Alleghany Corp.(a)(b)	11,647	3,322,773
Allied World Assurance Co. Holdings Ltd.	67,026	4,217,946
Allstate Corp. (The)	915,853	25,103,531
American Financial Group Inc.	141,188	5,208,425
American International Group Inc.(a)	773,843	17,953,158
American National Insurance Co.	11,975	874,534
Aon Corp.	578,898	27,092,426
Arch Capital Group Ltd.(a)	230,046	8,564,613
Arthur J. Gallagher & Co.	194,692	6,510,500
Aspen Insurance Holdings Ltd.(b)	124,550	3,300,575
Assurant Inc.	170,041	6,981,883
Assured Guaranty Ltd.(b)	318,338	4,182,961
Axis Capital Holdings Ltd.(b)	227,852	7,282,150
Berkshire Hathaway Inc. Class B(a)	3,066,882	234,003,097
Brown & Brown Inc.	204,698	4,632,316
Chubb Corp. (The)	512,387	35,467,428
Cincinnati Financial Corp.	257,374	7,839,612
CNA Financial Corp.	46,501	1,243,902
Endurance Specialty Holdings Ltd.	70,700	2,704,275
Everest Re Group Ltd.(b)	80,905	6,803,301
Fidelity National Financial Inc. Class A	393,388	6,266,671
Genworth Financial Inc. Class A(a)	864,698	5,663,772
Hanover Insurance Group Inc. (The)	79,953	2,794,357
Hartford Financial Services Group Inc. (The)	778,106	12,644,222
HCC Insurance Holdings Inc.	186,215	5,120,912
Kemper Corp.	87,131	2,545,097
Lincoln National Corp.	550,669	10,693,992
Loews Corp.	554,824	20,889,124
Markel Corp.(a)	17,124	7,100,809
Marsh & McLennan Companies Inc.	960,640	30,375,437
MBIA Inc.(a)(b)	257,827	2,988,215
Mercury General Corp.	43,451	1,982,235
MetLife Inc.	1,438,636	44,856,670
Old Republic International Corp.	448,020	4,153,145
PartnerRe Ltd.	118,770	7,626,222

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2011

Principal Financial Group Inc.	534,208	13,141,517
Progressive Corp. (The)	1,086,759	21,202,668
Protective Life Corp.	150,771	3,401,394
Prudential Financial Inc.	851,367	42,670,514
Reinsurance Group of America Inc.	130,011	6,793,075
RenaissanceRe Holdings Ltd.(b)	91,079	6,773,545
StanCorp Financial Group Inc.	78,885	2,899,024
Torchmark Corp.	185,009	8,027,541
Transatlantic Holdings Inc.	100,353	5,492,320
Travelers Companies Inc. (The)	733,701	43,413,088
Unum Group	511,761	10,782,804
Validus Holdings Ltd.(b)	116,957	3,684,146
W.R. Berkley Corp.	201,200	6,919,268
White Mountains Insurance Group Ltd.	12,069	5,472,809
XL Group PLC	539,103	10,658,066

		847,199,455
INTERNET—0.83%
AOL Inc.(a)(b)	169,831	2,564,448
eBay Inc.(a)(b)	916,406	27,794,594
Expedia Inc.	70,417	2,043,501
Groupon Inc.(a)(b)	13,861	285,952
HomeAway Inc.(a)	5,994	139,361
IAC/InterActiveCorp	133,648	5,693,405
Liberty Interactive Corp. Series A(a)	1,052,577	17,067,536
Pandora Media Inc.(a)(b)	12,243	122,552
TripAdvisor Inc.(a)	70,537	1,778,238
Yahoo! Inc.(a)	2,282,113	36,810,483

		94,300,070
IRON & STEEL—0.36%
AK Steel Holding Corp.	153,656	1,269,199
Commercial Metals Co.	204,837	2,832,896
Nucor Corp.	553,499	21,901,955
Reliance Steel & Aluminum Co.	112,347	5,470,175
Schnitzer Steel Industries Inc. Class A	27,567	1,165,533
Steel Dynamics Inc.	102,833	1,352,254
United States Steel Corp.(b)	252,631	6,684,616

		40,676,628
LEISURE TIME—0.26%
Carnival Corp.	746,760	24,374,247
Royal Caribbean Cruises Ltd.	104,038	2,577,021
WMS Industries Inc.(a)(b)	99,871	2,049,353

		29,000,621
LODGING—0.17%
Choice Hotels International Inc.	45,850	1,744,593
Hyatt Hotels Corp. Class A(a)(b)	73,077	2,750,618
MGM Resorts International(a)(b)	483,768	5,045,700
Wyndham Worldwide Corp.	269,549	10,197,039

		19,737,950
MACHINERY—0.19%
AGCO Corp.(a)(b)	166,917	7,172,424
CNH Global NV(a)	46,175	1,661,838
Flowserve Corp.	8,687	862,793
IDEX Corp.	15,063	558,988
Terex Corp.(a)(b)	194,251	2,624,331
Xylem Inc.	323,473	8,310,021

		21,190,395

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2011

MANUFACTURING—3.80%
3M Co.	144,959	11,847,499
AptarGroup Inc.	118,517	6,183,032
Carlisle Companies Inc.	98,959	4,383,884
Cooper Industries PLC	100,280	5,430,162
Crane Co.	86,111	4,022,245
Dover Corp.	71,515	4,151,446
Eaton Corp.	370,998	16,149,543
General Electric Co.	18,580,750	332,781,232
Harsco Corp.	128,338	2,641,196
Illinois Tool Works Inc.	51,283	2,395,429
Ingersoll-Rand PLC(b)	112,906	3,440,246
ITT Corp.	162,185	3,135,036
Leggett & Platt Inc.	61,998	1,428,434
Parker Hannifin Corp.	155,334	11,844,217
Pentair Inc.	173,271	5,768,192
SPX Corp.	65,142	3,926,108
Textron Inc.	453,969	8,393,887
Trinity Industries Inc.	141,098	4,241,406

		432,163,194
MEDIA—3.45%
CBS Corp. Class B NVS	989,722	26,861,055
Comcast Corp. Class A	2,724,795	64,604,890
DISH Network Corp. Class A	86,865	2,473,915
Gannett Co. Inc.	422,612	5,650,322
Liberty Media Corp. Series A(a)	204,568	15,966,532
McGraw-Hill Companies Inc. (The)	95,336	4,287,260
News Corp. Class A NVS	4,021,517	71,743,863
Nielsen Holdings NV(a)	19,545	580,291
Thomson Reuters Corp.	348,845	9,303,696
Time Warner Inc.	1,753,305	63,364,443
Walt Disney Co. (The)	3,311,371	124,176,413
Washington Post Co. (The) Class B	8,650	3,259,407

		392,272,087
METAL FABRICATE & HARDWARE—0.01%
Timken Co. (The)	23,923	926,059

		926,059
MINING—0.68%
Alcoa Inc.	1,861,980	16,106,127
Newmont Mining Corp.	851,959	51,126,060
Titanium Metals Corp.	69,904	1,047,162
Vulcan Materials Co.(b)	225,092	8,857,370

		77,136,719
OFFICE & BUSINESS EQUIPMENT—0.22%
Pitney Bowes Inc.	322,345	5,976,276
Xerox Corp.	2,453,621	19,530,823

		25,507,099

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2011

OIL & GAS—10.71%
Anadarko Petroleum Corp.	739,061	56,412,526
Apache Corp.	478,231	43,318,164
Atwood Oceanics Inc.(a)(b)	71,233	2,834,361
Chesapeake Energy Corp.	1,151,794	25,673,488
Chevron Corp.	3,321,181	353,373,658
Cimarex Energy Co.	110,283	6,826,518
Cobalt International Energy Inc.(a)	14,262	221,346
ConocoPhillips	2,326,117	169,504,146
Denbury Resources Inc.(a)	117,102	1,768,240
Devon Energy Corp.	740,942	45,938,404
Diamond Offshore Drilling Inc.	64,189	3,547,084
Energen Corp.	126,849	6,342,450
EQT Corp.	143,492	7,861,927
EXCO Resources Inc.	21,902	228,876
Exxon Mobil Corp.	2,261,127	191,653,125
Forest Oil Corp.(a)	42,459	575,320
Helmerich & Payne Inc.	12,129	707,848
Hess Corp.	531,390	30,182,952
Kosmos Energy Ltd.(a)(b)	9,253	113,442
Marathon Oil Corp.	1,247,241	36,506,744
Marathon Petroleum Corp.	623,467	20,755,216
Murphy Oil Corp.	286,565	15,973,133
Nabors Industries Ltd.(a)	501,131	8,689,612
Newfield Exploration Co.(a)	100,048	3,774,811
Noble Energy Inc.	246,915	23,306,307
Occidental Petroleum Corp.	1,013,897	95,002,149
Patterson-UTI Energy Inc.	242,323	4,841,614
Pioneer Natural Resources Co.	38,826	3,474,151
Plains Exploration & Production Co.(a)(b)	247,711	9,095,948
QEP Resources Inc.	66,358	1,944,289
Quicksilver Resources Inc.(a)(b)	192,045	1,288,622
Rowan Companies Inc.(a)(b)	187,333	5,681,810
SM Energy Co.	21,313	1,557,980
Sunoco Inc.	190,005	7,794,005
Tesoro Corp.(a)(b)	253,192	5,914,565
Unit Corp.(a)(b)	73,183	3,395,691
Valero Energy Corp.	998,587	21,020,256

		1,217,100,778
OIL & GAS SERVICES—0.73%
Baker Hughes Inc.	458,200	22,286,848
Cameron International Corp.(a)(b)	113,660	5,590,935
National Oilwell Varco Inc.	741,091	50,386,777
Oil States International Inc.(a)(b)	14,262	1,089,189
SEACOR Holdings Inc.(a)	38,164	3,395,070

		82,748,819
PACKAGING & CONTAINERS—0.27%
Bemis Co. Inc.	182,487	5,489,209
Greif Inc. Class A	67,257	3,063,556
Owens-Illinois Inc.(a)	289,111	5,602,971
Packaging Corp. of America	17,162	433,169
Sealed Air Corp.	337,521	5,808,737
Sonoco Products Co.	175,072	5,770,373
Temple-Inland Inc.	141,583	4,489,597

		30,657,612

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2011

PHARMACEUTICALS—8.68%
Abbott Laboratories	165,052	9,280,874
Bristol-Myers Squibb Co.	2,988,699	105,321,753
Cardinal Health Inc.	306,705	12,455,290
DENTSPLY International Inc.	146,442	5,124,006
Eli Lilly and Co.	1,197,912	49,785,223
Forest Laboratories Inc.(a)(b)	467,726	14,153,389
Johnson & Johnson	3,822,747	250,695,748
Mead Johnson Nutrition Co. Class A	292,368	20,094,453
Merck & Co. Inc.	5,407,593	203,866,256
Mylan Inc.(a)	72,720	1,560,571
Omnicare Inc.	201,409	6,938,540
Patterson Companies Inc.	97,819	2,887,617
Pfizer Inc.	13,842,733	299,556,742
VCA Antech Inc.(a)(b)	152,247	3,006,878
Warner Chilcott PLC Class A(a)(b)	26,090	394,742
Watson Pharmaceuticals Inc.(a)	12,684	765,352

		985,887,434
PIPELINES—0.79%
El Paso Corp.	79,108	2,101,900
Kinder Morgan Inc.(b)	95,387	3,068,600
ONEOK Inc.	173,460	15,037,247
Spectra Energy Corp.	1,138,276	35,001,987
Williams Companies Inc. (The)	1,030,127	34,014,793

		89,224,527
REAL ESTATE—0.06%
Forest City Enterprises Inc. Class A(a)	239,979	2,836,552
Howard Hughes Corp. (The)(a)	37,367	1,650,500
Jones Lang LaSalle Inc.	16,946	1,038,112
St. Joe Co. (The)(a)(b)	113,544	1,664,555

		7,189,719
REAL ESTATE INVESTMENT TRUSTS—3.48%
Alexandria Real Estate Equities Inc.	108,464	7,480,762
American Capital Agency Corp.	391,368	10,989,613
Annaly Capital Management Inc.	1,665,656	26,583,870
Apartment Investment and Management Co. Class A	67,156	1,538,544
AvalonBay Communities Inc.(b)	164,681	21,507,339
Boston Properties Inc.	45,877	4,569,349
Brandywine Realty Trust	236,050	2,242,475
BRE Properties Inc. Class A	131,475	6,636,858
Camden Property Trust	34,226	2,130,226
Chimera Investment Corp.(b)	1,804,901	4,530,302
CommonWealth REIT	146,093	2,430,988
Corporate Office Properties Trust	84,992	1,806,930
DDR Corp.	379,979	4,624,344
Douglas Emmett Inc.(b)	219,711	4,007,529
Duke Realty Corp.	443,842	5,348,296
Equity Residential	478,382	27,282,125
Essex Property Trust Inc.	25,320	3,557,713
Federal Realty Investment Trust	26,418	2,397,433
General Growth Properties Inc.	986,819	14,822,021
HCP Inc.(b)	711,118	29,461,619
Health Care REIT Inc.(b)	335,199	18,278,401
Hospitality Properties Trust	217,091	4,988,751
Host Hotels & Resorts Inc.(b)	1,201,463	17,745,609
Kimco Realty Corp.	709,533	11,522,816

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2011

Liberty Property Trust	202,807	6,262,680
Macerich Co. (The)	147,790	7,478,174
Mack-Cali Realty Corp.	153,065	4,085,305
Piedmont Office Realty Trust Inc. Class A	303,469	5,171,112
Plum Creek Timber Co. Inc.	113,210	4,138,958
Prologis Inc.	803,626	22,975,667
Public Storage	14,209	1,910,542
Realty Income Corp.	233,905	8,177,319
Regency Centers Corp.	158,267	5,954,005
Senior Housing Properties Trust	285,080	6,397,195
Simon Property Group Inc.	94,319	12,161,492
SL Green Realty Corp.	155,275	10,347,526
Taubman Centers Inc.	97,979	6,084,496
UDR Inc.	350,140	8,788,514
Ventas Inc.	175,133	9,655,082
Vornado Realty Trust	287,142	22,069,734
Weingarten Realty Investors(b)	212,289	4,632,146
Weyerhaeuser Co.	666,618	12,445,758

		395,219,618
RETAIL—3.91%
Abercrombie & Fitch Co. Class A	21,438	1,047,032
American Eagle Outfitters Inc.	342,743	5,240,540
AutoNation Inc.(a)(b)	33,379	1,230,684
Best Buy Co. Inc.	518,384	12,114,634
Big Lots Inc.(a)(b)	75,102	2,835,852
Brinker International Inc.	11,517	308,195
CarMax Inc.(a)(b)	331,360	10,099,853
Chico’s FAS Inc.	102,690	1,143,967
CVS Caremark Corp.	2,375,416	96,869,464
Dillard’s Inc. Class A(b)	54,324	2,438,061
DSW Inc. Class A	2,775	122,683
Dunkin’ Brands Group Inc.(a)	6,075	151,754
Foot Locker Inc.	272,583	6,498,379
GameStop Corp. Class A(a)(b)	248,965	6,007,525
Gap Inc. (The)	621,529	11,529,363
Home Depot Inc. (The)	1,111,320	46,719,893
J.C. Penney Co. Inc.	287,796	10,116,029
Kohl’s Corp.	68,163	3,363,844
Lowe’s Companies Inc.	2,280,897	57,889,166
Macy’s Inc.	653,208	21,020,233
Orchard Supply Hardware Stores Corp. Class A(a)(b)	2,989	11,237
PVH Corp.	89,515	6,309,912
RadioShack Corp.	175,698	1,706,028
Sally Beauty Holdings Inc.(a)(b)	12,214	258,082
Sears Holdings Corp.(a)(b)	68,035	2,162,152
Signet Jewelers Ltd.	152,952	6,723,770
Staples Inc.	1,248,719	17,344,707
Target Corp.	1,143,238	58,556,650
Wal-Mart Stores Inc.	745,998	44,580,840
Walgreen Co.	90,182	2,981,417
Wendy’s Co. (The)	530,516	2,843,566
Williams-Sonoma Inc.	88,498	3,407,173

		443,632,685
SAVINGS & LOANS—0.31%
BankUnited Inc.	58,286	1,281,709
Capitol Federal Financial Inc.	294,485	3,398,357
First Niagara Financial Group Inc.	613,144	5,291,433
Hudson City Bancorp Inc.	748,746	4,679,662
New York Community Bancorp Inc.	768,206	9,502,708

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2011

People’s United Financial Inc.	539,155	6,928,142
TFS Financial Corp.(a)	139,332	1,248,415
Washington Federal Inc.	193,704	2,709,919

		35,040,345
SEMICONDUCTORS—2.85%
Applied Materials Inc.	2,163,116	23,166,972
Atmel Corp.(a)	51,223	414,906
Cree Inc.(a)(b)	181,150	3,992,546
Fairchild Semiconductor International Inc.(a)	224,834	2,707,001
Freescale Semiconductor Holdings I Ltd.(a)(b)	28,729	363,422
Intel Corp.	9,288,960	225,257,280
International Rectifier Corp.(a)(b)	121,664	2,362,715
Intersil Corp. Class A	110,029	1,148,703
KLA-Tencor Corp.	67,138	3,239,408
LSI Corp.(a)	699,505	4,162,055
Marvell Technology Group Ltd.(a)(b)	888,722	12,308,800
MEMC Electronic Materials Inc.(a)(b)	163,987	646,109
Micron Technology Inc.(a)(b)	1,524,910	9,591,684
Novellus Systems Inc.(a)(b)	120,596	4,979,409
PMC-Sierra Inc.(a)	383,823	2,114,865
QLogic Corp.(a)(b)	33,695	505,425
Silicon Laboratories Inc.(a)(b)	7,977	346,361
Teradyne Inc.(a)(b)	320,624	4,370,105
Texas Instruments Inc.	742,183	21,604,947

		323,282,713
SHIPBUILDING—0.02%
Huntington Ingalls Industries Inc.(a)	85,107	2,662,147

		2,662,147
SOFTWARE—0.36%
Activision Blizzard Inc.	736,541	9,074,185
Akamai Technologies Inc.(a)	29,392	948,774
Allscripts Healthcare Solutions Inc.(a)(b)	64,609	1,223,694
Broadridge Financial Solutions Inc.	12,014	270,916
CA Inc.	670,916	13,562,567
Compuware Corp.(a)(b)	102,104	849,505
Fidelity National Information Services Inc.	461,009	12,258,229
Fiserv Inc.(a)	50,317	2,955,621

		41,143,491
TELECOMMUNICATIONS—7.17%
Amdocs Ltd.(a)	305,683	8,721,136
AT&T Inc.	10,375,329	313,749,949
CenturyLink Inc.	1,071,477	39,858,945
Cisco Systems Inc.	9,636,058	174,219,929
Clearwire Corp. Class A(a)(b)	42,777	82,987
Corning Inc.	2,749,721	35,691,379
EchoStar Corp. Class A(a)	66,633	1,395,295
Frontier Communications Corp.	1,747,234	8,998,255
Harris Corp.	152,824	5,507,777
Level 3 Communications Inc.(a)(b)	239,404	4,067,474
Motorola Mobility Holdings Inc.(a)	456,609	17,716,429
Motorola Solutions Inc.(b)	526,815	24,386,266
NII Holdings Inc.(a)(b)	37,041	788,973
Sprint Nextel Corp.(a)(b)	5,227,344	12,231,985
Telephone and Data Systems Inc.	156,107	4,041,610
Tellabs Inc.	633,600	2,559,744

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2011

tw telecom inc.(a)(b)	38,293	742,118
United States Cellular Corp.(a)(b)	25,358	1,106,370
Verizon Communications Inc.	3,836,202	153,908,424
Windstream Corp.	427,796	5,022,325

		814,797,370
TEXTILES—0.11%
Cintas Corp.	198,860	6,922,317
Mohawk Industries Inc.(a)(b)	99,773	5,971,414

		12,893,731
TOYS, GAMES & HOBBIES—0.04%
Mattel Inc.	157,632	4,375,864

		4,375,864
TRANSPORTATION—1.64%
Alexander & Baldwin Inc.	73,797	3,012,394
Con-way Inc.	87,401	2,548,613
FedEx Corp.	520,864	43,497,353
Kansas City Southern Industries Inc.(a)	48,183	3,276,926
Kirby Corp.(a)(b)	27,394	1,803,621
Norfolk Southern Corp.	618,705	45,078,846
Ryder System Inc.	90,253	4,796,044
Teekay Corp.(b)	72,720	1,943,806
Tidewater Inc.	85,464	4,213,375
Union Pacific Corp.	719,226	76,194,802
UTi Worldwide Inc.	17,385	231,047

		186,596,827
TRUCKING & LEASING—0.03%
GATX Corp.	81,662	3,565,363

		3,565,363
WATER—0.13%
American Water Works Co. Inc.	305,286	9,726,412
Aqua America Inc.	217,984	4,806,547

		14,532,959

TOTAL COMMON STOCKS
(Cost: $12,029,245,431)		11,327,851,307

PREFERRED STOCKS—0.00%

RETAIL—0.00%
Orchard Supply Hardware Stores Corp. Series A(b)	2,989	11,237

		11,237

TOTAL PREFERRED STOCKS
(Cost: $21,378)		11,237

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2011

SHORT-TERM INVESTMENTS—2.45%

MONEY MARKET FUNDS—2.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	245,534,935	245,534,935
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	21,447,802	21,447,802
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	11,398,449	11,398,449

		278,381,186

TOTAL SHORT-TERM INVESTMENTS
(Cost: $278,381,186)		278,381,186

TOTAL INVESTMENTS IN SECURITIES—102.18%
(Cost: $12,307,647,995)		11,606,243,730
Other Assets, Less Liabilities—(2.18)%		(247,329,852)

NET ASSETS—100.00%		$11,358,913,878

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.09%
Harte-Hanks Inc.	566,303	$5,147,694
Marchex Inc. Class B	277,270	1,732,938
MDC Partners Inc.	319,791	4,323,574
Valuevision Media Inc. Class A(a)(b)	525,916	988,722

		12,192,928
AEROSPACE & DEFENSE—1.55%
AAR Corp.	507,532	9,729,388
AeroVironment Inc.(a)	215,275	6,774,704
Astronics Corp.(a)(b)	130,535	4,674,458
Cubic Corp.	200,844	8,754,790
Curtiss-Wright Corp.	591,147	20,885,224
Ducommun Inc.	133,694	1,704,599
Esterline Technologies Corp.(a)	387,901	21,710,819
GenCorp Inc.(a)(b)	758,480	4,035,114
HEICO Corp.(b)	531,321	31,071,652
Kaman Corp.	335,579	9,168,018
Kratos Defense & Security Solutions Inc.(a)(b)	427,809	2,554,020
LMI Aerospace Inc.(a)	115,866	2,033,448
Moog Inc. Class A(a)	579,916	25,475,710
National Presto Industries Inc.	61,604	5,766,134
Orbital Sciences Corp.(a)	745,507	10,832,217
Teledyne Technologies Inc.(a)(b)	467,787	25,658,117
Triumph Group Inc.	478,841	27,988,256

		218,816,668
AGRICULTURE—0.36%
Alico Inc.	44,448	860,958
Alliance One International Inc.(a)(b)	1,102,419	2,998,580
Andersons Inc. (The)	237,483	10,368,508
Cadiz Inc.(a)(b)	154,215	1,485,090
Griffin Land & Nurseries Inc.	31,364	829,891
Limoneira Co.(b)	99,670	1,685,420
MGP Ingredients Inc.	151,066	761,373
Star Scientific Inc.(a)(b)	1,386,785	3,023,191
Tejon Ranch Co.(a)(b)	181,586	4,445,225
Universal Corp.	294,808	13,549,376
Vector Group Ltd.(b)	615,515	10,931,546

		50,939,158
AIRLINES—0.63%
Alaska Air Group Inc.(a)	456,286	34,262,516
Allegiant Travel Co.(a)(b)	188,538	10,056,617
Hawaiian Holdings Inc.(a)(b)	636,777	3,693,307
JetBlue Airways Corp.(a)(b)	3,139,403	16,324,895
Republic Airways Holdings Inc.(a)(b)	611,030	2,095,833
SkyWest Inc.	676,219	8,513,597
Spirit Airlines Inc.(a)	201,918	3,149,921
US Airways Group Inc.(a)(b)	2,067,754	10,483,513

		88,580,199

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

APPAREL—1.37%
Carter’s Inc.(a)	627,032	24,962,144
Cherokee Inc.	106,753	1,245,808
Columbia Sportswear Co.	155,118	7,220,743
Crocs Inc.(a)	1,148,832	16,968,249
Delta Apparel Inc.(a)(b)	88,956	1,698,170
G-III Apparel Group Ltd.(a)(b)	210,341	5,239,594
Iconix Brand Group Inc.(a)	930,587	15,159,262
Jones Group Inc. (The)	1,031,706	10,884,498
K-Swiss Inc. Class A(a)(b)	331,438	967,799
Maidenform Brands Inc.(a)(b)	296,988	5,434,880
Oxford Industries Inc.	164,554	7,424,676
Perry Ellis International Inc.(a)	155,722	2,214,367
Quiksilver Inc.(a)	1,665,330	6,011,841
R.G. Barry Corp.	107,913	1,303,589
SKECHERS U.S.A. Inc. Class A(a)(b)	479,466	5,811,128
Steven Madden Ltd.(a)(b)	481,475	16,610,888
True Religion Apparel Inc.(a)	329,828	11,405,452
Unifi Inc.(a)	174,777	1,328,305
Warnaco Group Inc. (The)(a)(b)	516,298	25,835,552
Weyco Group Inc.	93,260	2,289,533
Wolverine World Wide Inc.	631,884	22,520,346

		192,536,824
AUTO MANUFACTURERS—0.05%
Wabash National Corp.(a)(b)	879,116	6,892,269

		6,892,269
AUTO PARTS & EQUIPMENT—0.92%
Accuride Corp.(a)	515,653	3,671,450
American Axle & Manufacturing Holdings Inc.(a)(b)	848,337	8,390,053
Amerigon Inc.(a)(b)	286,727	4,088,727
Commercial Vehicle Group Inc.(a)(b)	368,578	3,331,945
Cooper Tire & Rubber Co.	790,699	11,077,693
Dana Holding Corp.(a)(b)	1,867,041	22,684,548
Dorman Products Inc.(a)(b)	137,010	5,059,779
Douglas Dynamics Inc.	235,160	3,438,039
Exide Technologies Inc.(a)(b)	985,492	2,591,844
Fuel Systems Solutions Inc.(a)(b)	213,333	3,517,861
Meritor Inc.(a)	1,204,783	6,409,446
Miller Industries Inc.	142,836	2,246,810
Modine Manufacturing Co.(a)(b)	596,444	5,642,360
Motorcar Parts of America Inc.(a)	151,378	1,135,335
Spartan Motors Inc.	436,056	2,097,429
Standard Motor Products Inc.	253,343	5,079,527
Superior Industries International Inc.	300,572	4,971,461
Tenneco Inc.(a)(b)	770,125	22,934,323
Titan International Inc.(b)	537,178	10,453,484
Tower International Inc.(a)	84,130	903,556

		129,725,670
BANKS—6.31%
1st Source Corp.	195,723	4,957,664
1st United Bancorp Inc.(a)	357,699	1,985,229
Alliance Financial Corp.	61,369	1,895,075
Ameris Bancorp(a)	308,137	3,167,648
Ames National Corp.	108,499	2,115,731
Arrow Financial Corp.	131,365	3,079,196
BancFirst Corp.	85,246	3,200,135

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Banco Latinoamericano de Comercio Exterior SA Class E	356,532	5,722,339
Bancorp Inc. (The)(a)	370,044	2,675,418
Bancorp Rhode Island Inc.(b)	44,110	1,751,167
BancorpSouth Inc.	1,065,017	11,736,487
Bank of Kentucky Financial Corp.	72,267	1,448,953
Bank of Marin Bancorp	67,521	2,538,114
Bank of the Ozarks Inc.	359,322	10,646,711
Banner Corp.	208,554	3,576,701
BBCN Bancorp Inc.(a)	951,184	8,988,689
Boston Private Financial Holdings Inc.	986,168	7,830,174
Bridge Bancorp Inc.	84,540	1,682,346
Bridge Capital Holdings(a)(b)	114,797	1,193,889
Bryn Mawr Bank Corp.	139,951	2,727,645
Camden National Corp.	97,639	3,183,031
Capital Bank Corp.(a)(b)	175,524	352,803
Capital City Bank Group Inc.(b)	146,181	1,396,029
Cardinal Financial Corp.	365,846	3,929,186
Cascade Bancorp(a)(b)	75,215	329,442
Cass Information Systems Inc.	119,437	4,346,312
Cathay General Bancorp	1,001,870	14,957,919
Center Bancorp Inc.	151,645	1,481,572
CenterState Banks Inc.	376,811	2,494,489
Central Pacific Financial Corp.(a)(b)	196,029	2,532,695
Century Bancorp Inc. Class A	43,331	1,223,667
Chemical Financial Corp.	348,918	7,438,932
Citizens & Northern Corp.	154,212	2,848,296
City Holding Co.	195,398	6,622,038
CNB Financial Corp.	154,898	2,444,290
CoBiz Financial Inc.	412,812	2,381,925
Columbia Banking System Inc.	504,431	9,720,385
Community Bank System Inc.	468,623	13,027,719
Community Trust Bancorp Inc.	176,950	5,205,869
CVB Financial Corp.	1,139,684	11,431,031
Eagle Bancorp Inc.(a)(b)	217,540	3,163,032
Encore Bancshares Inc.(a)	105,886	1,431,579
Enterprise Bancorp Inc.	73,107	1,045,430
Enterprise Financial Services Corp.	201,761	2,986,063
F.N.B. Corp.	1,616,694	18,284,809
Financial Institutions Inc.	179,138	2,891,287
First Bancorp (North Carolina)	196,203	2,187,663
First Bancorp Inc. (Maine)	112,126	1,723,377
First Busey Corp.	984,521	4,922,605
First Commonwealth Financial Corp.	1,346,035	7,080,144
First Community Bancshares Inc.	201,424	2,513,772
First Connecticut Bancorp Inc.	228,460	2,972,265
First Financial Bancorp	744,395	12,386,733
First Financial Bankshares Inc.(b)	400,716	13,395,936
First Financial Corp.	143,365	4,771,187
First Interstate BancSystem Inc.	205,294	2,674,981
First Merchants Corp.	325,337	2,755,604
First Midwest Bancorp Inc.	946,592	9,588,977
First of Long Island Corp. (The)	98,283	2,586,809
FirstMerit Corp.	1,391,621	21,055,226
Franklin Financial Corp.(a)	181,528	2,149,292
German American Bancorp Inc.	158,494	2,883,006
Glacier Bancorp Inc.	918,947	11,054,932
Great Southern Bancorp Inc.(b)	128,193	3,024,073
Hampton Roads Bankshares Inc.(a)(b)	123,269	337,757
Hancock Holding Co.	971,895	31,071,483
Hanmi Financial Corp.(a)	399,356	2,955,234
Heartland Financial USA Inc.(b)	172,383	2,644,355
Heritage Commerce Corp.(a)	261,065	1,237,448
Heritage Financial Corp.	203,859	2,560,469

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Home Bancshares Inc.	284,710	7,376,836
Hudson Valley Holding Corp.	201,419	4,274,111
IBERIABANK Corp.	376,074	18,540,448
Independent Bank Corp. (Massachusetts)	274,505	7,491,242
International Bancshares Corp.	677,598	12,423,759
Lakeland Bancorp Inc.	280,842	2,420,858
Lakeland Financial Corp.	208,240	5,387,169
MainSource Financial Group Inc.	261,724	2,311,023
MB Financial Inc.	693,250	11,854,575
Merchants Bancshares Inc.	60,300	1,760,760
Metro Bancorp Inc.(a)	176,606	1,479,958
MidSouth Bancorp Inc.	96,013	1,249,129
National Bankshares Inc.(b)	87,836	2,452,381
National Penn Bancshares Inc.	1,579,927	13,334,584
NBT Bancorp Inc.	437,580	9,683,645
Old National Bancorp	1,207,079	14,062,470
OmniAmerican Bancorp Inc.(a)	149,730	2,350,761
Oriental Financial Group Inc.	580,015	7,023,982
Orrstown Financial Services Inc.	87,673	723,302
Pacific Capital Bancorp(a)(b)	51,934	1,466,616
Pacific Continental Corp.	234,352	2,074,015
PacWest Bancorp	387,059	7,334,768
Park National Corp.(b)	165,094	10,741,016
Park Sterling Corp.(a)(b)	412,571	1,683,290
Penns Woods Bancorp Inc.	48,903	1,896,458
Peoples Bancorp Inc.	135,142	2,001,453
Pinnacle Financial Partners Inc.(a)(b)	434,632	7,019,307
PrivateBancorp Inc.	768,668	8,439,975
Prosperity Bancshares Inc.	597,213	24,097,545
Renasant Corp.	322,190	4,832,850
Republic Bancorp Inc. Class A	128,584	2,944,574
S&T Bancorp Inc.	357,393	6,987,033
S.Y. Bancorp Inc.	156,044	3,203,583
Sandy Spring Bancorp Inc.	309,473	5,431,251
SCBT Financial Corp.	179,520	5,207,875
Seacoast Banking Corp. of Florida(a)	909,694	1,382,735
Sierra Bancorp	149,243	1,313,338
Signature Bank(a)(b)	586,249	35,169,078
Simmons First National Corp. Class A	222,283	6,043,875
Southside Bancshares Inc.	211,877	4,589,256
Southwest Bancorp Inc.(a)	246,579	1,469,611
State Bancorp Inc.	192,201	2,344,852
State Bank Financial Corp.(a)	403,253	6,093,153
Stellar One Corp.	289,957	3,299,711
Sterling Bancorp	390,291	3,372,114
Sterling Financial Corp.(a)	342,159	5,714,055
Suffolk Bancorp(a)	121,222	1,307,985
Sun Bancorp Inc. (New Jersey)(a)	514,133	1,244,202
Susquehanna Bancshares Inc.	1,996,730	16,732,597
SVB Financial Group(a)(b)	546,282	26,052,189
Taylor Capital Group Inc.(a)(b)	162,643	1,580,890
Texas Capital Bancshares Inc.(a)(b)	473,858	14,504,793
Tompkins Financial Corp.	104,674	4,030,996
Tower Bancorp Inc.	135,205	3,858,751
TowneBank(b)	313,628	3,838,807
TriCo Bancshares	178,361	2,536,293
TrustCo Bank Corp. NY	1,180,331	6,621,657
Trustmark Corp.	814,811	19,791,759
UMB Financial Corp.	407,233	15,169,429
Umpqua Holdings Corp.	1,460,358	18,093,836
Union First Market Bankshares Corp.	256,197	3,404,858
United Bankshares Inc.(b)	464,207	13,123,132
United Community Banks Inc.(a)(b)	527,890	3,689,951

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Univest Corp. of Pennsylvania	217,497	3,184,156
Virginia Commerce Bancorp Inc.(a)(b)	293,689	2,270,216
Walker & Dunlop Inc.(a)	139,542	1,752,648
Washington Banking Co.	192,532	2,293,056
Washington Trust Bancorp Inc.	183,723	4,383,631
Webster Financial Corp.	918,613	18,730,519
WesBanco Inc.	296,356	5,770,051
West Bancorporation Inc.	196,933	1,886,618
West Coast Bancorp(a)	230,414	3,594,458
Westamerica Bancorp	367,795	16,146,201
Western Alliance Bancorp(a)(b)	883,735	5,505,669
Wilshire Bancorp Inc.(a)	782,983	2,842,228
Wintrust Financial Corp.	445,083	12,484,578

		889,383,003
BEVERAGES—0.24%
Boston Beer Co. Inc. (The) Class A(a)(b)	104,502	11,344,737
Central European Distribution Corp.(a)(b)	917,933	4,015,957
Coca-Cola Bottling Co. Consolidated	58,879	3,447,366
Craft Brewers Alliance Inc.(a)	130,699	786,808
Farmer Bros. Co.	84,278	643,884
National Beverage Corp.(a)	142,474	2,289,557
Peet’s Coffee & Tea Inc.(a)(b)	162,777	10,202,862
Primo Water Corp.(a)(b)	187,391	569,669

		33,300,840
BIOTECHNOLOGY—2.27%
Acorda Therapeutics Inc.(a)(b)	502,277	11,974,284
Aegerion Pharmaceuticals Inc.(a)	117,291	1,963,451
Affymax Inc.(a)	458,955	3,033,692
Alnylam Pharmaceuticals Inc.(a)(b)	474,832	3,869,881
AMAG Pharmaceuticals Inc.(a)	270,143	5,108,404
Arena Pharmaceuticals Inc.(a)(b)	1,845,264	3,450,644
ARIAD Pharmaceuticals Inc.(a)(b)	1,680,445	20,585,451
ArQule Inc.(a)	686,864	3,873,913
Astex Pharmaceuticals Inc.(a)	718,064	1,357,141
BioCryst Pharmaceuticals Inc.(a)(b)	362,829	896,188
BioSante Pharmaceuticals Inc.(a)(b)	1,375,972	690,875
Biotime Inc.(a)(b)	316,185	1,837,035
Cambrex Corp.(a)	369,921	2,656,033
Cell Therapeutics Inc.(a)(b)	2,462,526	2,856,530
Celldex Therapeutics Inc.(a)(b)	553,909	1,440,163
Chelsea Therapeutics International Ltd.(a)(b)	689,490	3,537,084
Cleveland Biolabs Inc.(a)(b)	361,914	1,035,074
Complete Genomics Inc.(a)(b)	124,483	364,735
Cubist Pharmaceuticals Inc.(a)(b)	763,514	30,250,425
Curis Inc.(a)(b)	967,996	4,530,221
Dynavax Technologies Corp.(a)(b)	1,966,591	6,529,082
Emergent BioSolutions Inc.(a)	310,372	5,226,664
Enzo Biochem Inc.(a)	480,214	1,075,679
Enzon Pharmaceuticals Inc.(a)(b)	479,889	3,215,256
Exact Sciences Corp.(a)(b)	723,791	5,877,183
Exelixis Inc.(a)(b)	1,632,452	7,729,660
Geron Corp.(a)(b)	1,646,952	2,437,489
GTx Inc.(a)	283,323	951,965
Halozyme Therapeutics Inc.(a)(b)	1,042,471	9,913,899
Harvard Bioscience Inc.(a)	288,894	1,118,020
ImmunoGen Inc.(a)(b)	956,876	11,080,624
Immunomedics Inc.(a)(b)	832,980	2,773,823
Incyte Corp.(a)(b)	1,126,383	16,907,009
Inhibitex Inc.(a)(b)	812,701	8,890,949

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Insmed Inc.(a)(b)	320,991	979,023
InterMune Inc.(a)(b)	688,237	8,671,786
Lexicon Pharmaceuticals Inc.(a)(b)	2,157,617	2,783,326
Ligand Pharmaceuticals Inc. Class B(a)(b)	249,200	2,958,004
Maxygen Inc.(a)	358,690	2,019,425
Medicines Co. (The)(a)	689,256	12,847,732
Micromet Inc.(a)(b)	1,172,754	8,432,101
Momenta Pharmaceuticals Inc.(a)(b)	589,808	10,256,761
NewLink Genetics Corp.(a)(b)	91,044	640,950
Novavax Inc.(a)(b)	1,257,633	1,584,618
NPS Pharmaceuticals Inc.(a)(b)	1,099,752	7,247,366
Nymox Pharmaceutical Corp.(a)(b)	253,145	2,080,852
OncoGenex Pharmaceutical Inc.(a)(b)	121,961	1,431,822
Oncothyreon Inc.(a)(b)	528,048	4,002,604
Pacific Biosciences of California Inc.(a)(b)	433,996	1,215,189
PDL BioPharma Inc.	1,786,893	11,078,737
Peregrine Pharmaceuticals Inc.(a)(b)	1,006,487	1,036,682
PharmAthene Inc.(a)(b)	440,033	558,842
RTI Biologics Inc.(a)	702,223	3,117,870
Sangamo BioSciences Inc.(a)(b)	661,730	1,879,313
Seattle Genetics Inc.(a)(b)	1,229,042	20,543,437
Sequenom Inc.(a)(b)	1,259,421	5,604,423
Spectrum Pharmaceuticals Inc.(a)(b)	728,749	10,661,598
Sunesis Pharmaceuticals Inc.(a)(b)	357,126	417,837
Transcept Pharmaceuticals Inc.(a)(b)	65,843	515,551
Trius Therapeutics Inc.(a)(b)	97,552	697,497
Vical Inc.(a)(b)	908,195	4,005,140
ZIOPHARM Oncology Inc.(a)(b)	757,231	3,339,389

		319,646,401
BUILDING MATERIALS—0.91%
AAON Inc.(b)	241,953	4,957,617
Apogee Enterprises Inc.	362,018	4,438,341
Broadwind Energy Inc.(a)(b)	1,769,909	1,203,538
Builders FirstSource Inc.(a)(b)	567,029	1,156,739
Comfort Systems USA Inc.	487,859	5,229,848
Drew Industries Inc.(a)	245,066	6,011,469
Eagle Materials Inc.	567,259	14,555,866
Gibraltar Industries Inc.(a)	391,375	5,463,595
Griffon Corp.(b)	612,689	5,593,851
Interline Brands Inc.(a)	427,205	6,651,582
Louisiana-Pacific Corp.(a)(b)	1,686,751	13,612,081
LSI Industries Inc.	244,483	1,466,898
NCI Building Systems Inc.(a)	250,309	2,720,859
Quanex Building Products Corp.	485,241	7,288,320
Simpson Manufacturing Co. Inc.	529,829	17,834,044
Texas Industries Inc.(b)	291,676	8,977,787
Trex Co. Inc.(a)(b)	196,892	4,510,796
Universal Forest Products Inc.	250,192	7,723,427
USG Corp.(a)(b)	913,340	9,279,534

		128,676,192
CHEMICALS—1.74%
A. Schulman Inc.	394,689	8,359,513
Aceto Corp.	333,943	2,304,207
American Vanguard Corp.	288,733	3,851,698
Balchem Corp.	367,652	14,904,612
Chemtura Corp.(a)	1,225,961	13,902,398
Codexis Inc.(a)(b)	307,998	1,632,389
Ferro Corp.(a)(b)	1,107,058	5,413,514
Georgia Gulf Corp.(a)(b)	434,445	8,467,333

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

H.B. Fuller Co.	629,816	14,555,048
Hawkins Inc.	112,014	4,128,836
Innophos Holdings Inc.	276,058	13,405,376
Innospec Inc.(a)	300,722	8,441,267
KMG Chemicals Inc.	90,795	1,568,030
Kraton Performance Polymers Inc.(a)	406,852	8,259,096
Landec Corp.(a)	335,767	1,853,434
Minerals Technologies Inc.	233,284	13,187,544
NewMarket Corp.	115,024	22,787,405
Oil-Dri Corp. of America	64,088	1,297,141
Olin Corp.	1,015,820	19,960,863
OM Group Inc.(a)(b)	395,497	8,855,178
OMNOVA Solutions Inc.(a)(b)	587,088	2,706,476
PolyOne Corp.	1,188,250	13,724,287
Quaker Chemical Corp.	164,592	6,400,983
Sensient Technologies Corp.	637,363	24,156,058
Spartech Corp.(a)	392,995	1,858,866
Stepan Co.	103,020	8,258,083
TPC Group Inc.(a)	168,880	3,939,970
Zep Inc.	280,128	3,916,189
Zoltek Companies Inc.(a)(b)	351,501	2,678,438

		244,774,232
COAL—0.23%
Cloud Peak Energy Inc.(a)	776,174	14,995,682
Hallador Energy Co.	56,071	556,785
James River Coal Co.(a)(b)	458,342	3,171,727
L&L Energy Inc.(a)(b)	275,311	713,055
Patriot Coal Corp.(a)(b)	1,160,555	9,829,901
SunCoke Energy Inc.(a)(b)	170,437	1,908,894
Westmoreland Coal Co.(a)	129,164	1,646,841

		32,822,885
COMMERCIAL SERVICES—6.39%
ABM Industries Inc.	675,121	13,920,995
Acacia Research Corp.(a)	544,865	19,893,021
Accretive Health Inc.(a)(b)	509,918	11,717,916
Advance America Cash Advance Centers Inc.	706,368	6,321,994
Advisory Board Co. (The)(a)(b)	202,525	15,029,380
Albany Molecular Research Inc.(a)	282,244	826,975
American Public Education Inc.(a)(b)	227,578	9,849,576
American Reprographics Co.(a)	468,975	2,152,595
AMN Healthcare Services Inc.(a)	513,727	2,275,811
Arbitron Inc.	345,154	11,876,749
Ascent Media Corp. Class A(a)	182,771	9,270,145
AVEO Pharmaceuticals Inc.(a)	402,203	6,917,892
Avis Budget Group Inc.(a)(b)	1,335,639	14,318,050
Barrett Business Services Inc.	96,983	1,935,781
Bridgepoint Education Inc.(a)(b)	229,704	5,283,192
Capella Education Co.(a)(b)	184,819	6,662,725
Cardtronics Inc.(a)	548,710	14,848,093
CBIZ Inc.(a)(b)	507,885	3,103,177
CDI Corp.	165,737	2,288,828
Cenveo Inc.(a)	695,842	2,365,863
Chemed Corp.	254,015	13,008,108
Consolidated Graphics Inc.(a)	107,619	5,195,845
Convergys Corp.(a)(b)	1,339,797	17,109,208
Corinthian Colleges Inc.(a)(b)	985,260	2,138,014
Corporate Executive Board Co. (The)	439,722	16,753,408
CorVel Corp.(a)	79,859	4,129,509
CoStar Group Inc.(a)	322,122	21,495,201

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

CRA International Inc.(a)	137,219	2,722,425
Cross Country Healthcare Inc.(a)	352,631	1,957,102
Deluxe Corp.	654,842	14,904,204
DFC Global Corp.(a)(b)	553,284	9,992,309
Dollar Thrifty Automotive Group Inc.(a)(b)	368,454	25,887,578
Electro Rent Corp.	242,050	4,151,157
Essex Rental Corp.(a)	215,000	634,250
Euronet Worldwide Inc.(a)(b)	654,042	12,086,696
ExamWorks Group Inc.(a)	344,061	3,261,698
ExlService Holdings Inc.(a)(b)	207,479	4,641,305
Forrester Research Inc.(a)	188,603	6,401,186
Franklin Covey Co.(a)	167,400	1,417,878
FTI Consulting Inc.(a)	535,656	22,722,527
GEO Group Inc. (The)(a)	824,925	13,817,494
Global Cash Access Inc.(a)	700,397	3,116,767
Grand Canyon Education Inc.(a)(b)	367,535	5,865,859
Great Lakes Dredge & Dock Corp.	742,383	4,127,649
H&E Equipment Services Inc.(a)	367,977	4,938,251
Hackett Group Inc. (The)(a)	382,066	1,428,927
Healthcare Services Group Inc.	845,627	14,959,142
Heartland Payment Systems Inc.	492,753	12,003,463
Heidrick & Struggles International Inc.	229,141	4,935,697
Hill International Inc.(a)(b)	328,431	1,688,135
HMS Holdings Corp.(a)(b)	1,079,325	34,516,813
Hudson Highland Group Inc.(a)	428,478	2,052,410
Huron Consulting Group Inc.(a)(b)	283,281	10,974,306
ICF International Inc.(a)	250,853	6,216,137
Insperity Inc.	290,483	7,363,744
Intersections Inc.	119,941	1,330,146
K12 Inc.(a)(b)	331,832	5,953,066
Kelly Services Inc. Class A(b)	343,276	4,696,016
Kenexa Corp.(a)(b)	334,968	8,943,646
Kforce Inc.(a)(b)	378,324	4,664,735
Korn/Ferry International(a)	600,238	10,240,060
Landauer Inc.	120,686	6,215,329
Lincoln Educational Services Corp.	284,679	2,248,964
Live Nation Entertainment Inc.(a)	1,797,028	14,933,303
Mac-Gray Corp.	154,942	2,136,650
Matthews International Corp. Class A(b)	375,585	11,804,636
MAXIMUS Inc.	441,776	18,267,438
McGrath RentCorp	310,705	9,007,338
Medifast Inc.(a)(b)	178,556	2,449,788
MoneyGram International Inc.(a)(b)	140,535	2,494,496
Monro Muffler Brake Inc.	388,254	15,060,373
Multi-Color Corp.	146,575	3,771,375
National American University Holdings Inc.(b)	111,182	842,760
National Research Corp.	22,906	888,982
Navigant Consulting Inc.(a)(b)	659,749	7,527,736
Odyssey Marine Exploration Inc.(a)(b)	928,859	2,545,074
On Assignment Inc.(a)	475,360	5,314,525
PAREXEL International Corp.(a)	749,765	15,550,126
Pendrell Corp.(a)(b)	1,928,474	4,936,893
PHH Corp.(a)(b)	718,131	7,684,002
PRGX Global Inc.(a)(b)	245,203	1,458,958
Providence Service Corp. (The)(a)	162,306	2,233,330
Quad Graphics Inc.(b)	323,187	4,634,502
Rent-A-Center Inc.	749,454	27,729,798
Resources Connection Inc.	594,078	6,291,286
Rollins Inc.	809,200	17,980,424
RPX Corp.(a)	128,774	1,628,991
RSC Holdings Inc.(a)	863,164	15,968,534
ServiceSource International Inc.(a)	137,710	2,160,670
Sotheby’s	860,324	24,545,044

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Standard Parking Corp.(a)(b)	204,558	3,655,451
Steiner Leisure Ltd.(a)(b)	192,443	8,734,988
Stewart Enterprises Inc. Class A	1,008,421	5,808,505
Strayer Education Inc.(b)	155,993	15,160,960
Swisher Hygiene Inc.(a)(b)	1,086,358	4,062,979
Team Health Holdings Inc.(a)(b)	338,539	7,471,556
Team Inc.(a)(b)	248,155	7,382,611
TeleTech Holdings Inc.(a)	325,571	5,274,250
TMS International Corp.(a)(b)	161,677	1,597,369
TNS Inc.(a)	325,992	5,776,578
Transcend Services Inc.(a)(b)	111,513	2,646,203
TrueBlue Inc.(a)	511,377	7,097,913
United Rentals Inc.(a)(b)	796,137	23,525,848
Universal Technical Institute Inc.(a)	273,183	3,491,279
Valassis Communications Inc.(a)(b)	571,049	10,981,272
Viad Corp.	261,161	4,565,094
Wright Express Corp.(a)	491,516	26,679,488
Zillow Inc.(a)(b)	51,637	1,160,800
Zipcar Inc.(a)(b)	129,549	1,738,548

		900,423,846
COMPUTERS—2.08%
3D Systems Corp.(a)(b)	534,961	7,703,438
Agilysys Inc.(a)	234,020	1,860,459
CACI International Inc. Class A(a)(b)	336,406	18,811,824
Carbonite Inc.(a)(b)	90,398	1,003,418
CIBER Inc.(a)	827,974	3,195,980
Computer Task Group Inc.(a)(b)	190,874	2,687,506
Cray Inc.(a)	458,639	2,967,394
Digimarc Corp.(a)(b)	79,557	1,900,617
Dot Hill Systems Corp.(a)(b)	709,022	942,999
Dynamics Research Corp.(a)	112,904	1,280,331
Echelon Corp.(a)(b)	455,002	2,215,860
Electronics For Imaging Inc.(a)	596,842	8,504,999
iGATE Corp.(a)	394,243	6,201,442
Imation Corp.(a)	386,482	2,214,542
Immersion Corp.(a)	361,371	1,871,902
Insight Enterprises Inc.(a)(b)	560,171	8,565,015
j2 Global Inc.(b)	584,857	16,457,876
Jack Henry & Associates Inc.	1,099,473	36,953,288
Keyw Holding Corp. (The)(a)(b)	239,754	1,774,180
LivePerson Inc.(a)(b)	668,754	8,392,863
Magma Design Automation Inc.(a)(b)	846,349	6,076,786
Manhattan Associates Inc.(a)	261,137	10,570,826
Maxwell Technologies Inc.(a)(b)	357,369	5,803,673
Mentor Graphics Corp.(a)	1,226,250	16,627,950
Mercury Computer Systems Inc.(a)(b)	384,491	5,109,885
MTS Systems Corp.	198,553	8,091,035
NCI Inc. Class A(a)(b)	84,956	989,737
NetScout Systems Inc.(a)	475,412	8,367,251
OCZ Technology Group Inc.(a)(b)	655,138	4,330,462
Quantum Corp.(a)	2,886,309	6,927,142
RadiSys Corp.(a)	247,619	1,252,952
RealD Inc.(a)	526,283	4,178,687
Rimage Corp.	121,303	1,364,659
Silicon Graphics International Corp.(a)(b)	398,142	4,562,707
Spansion Inc. Class A(a)	643,262	5,326,209
STEC Inc.(a)(b)	468,866	4,027,559
Stratasys Inc.(a)(b)	270,704	8,232,109
Stream Global Services Inc.(a)(b)	115,011	380,686
Super Micro Computer Inc.(a)(b)	343,258	5,382,285
Sykes Enterprises Inc.(a)(b)	506,632	7,933,857

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Synaptics Inc.(a)(b)	409,823	12,356,163
Syntel Inc.	196,268	9,179,454
Unisys Corp.(a)(b)	549,547	10,831,571
Virtusa Corp.(a)(b)	196,027	2,838,471
Wave Systems Corp. Class A(a)(b)	1,073,939	2,330,448
Xyratex Ltd.	362,217	4,824,730

		293,403,227
COSMETICS & PERSONAL CARE—0.12%
Elizabeth Arden Inc.(a)(b)	312,025	11,557,406
Inter Parfums Inc.	206,370	3,211,117
Revlon Inc. Class A(a)	138,065	2,053,027

		16,821,550
DISTRIBUTION & WHOLESALE—1.01%
Beacon Roofing Supply Inc.(a)	587,086	11,876,750
Brightpoint Inc.(a)	871,151	9,373,585
Core-Mark Holding Co. Inc.	145,371	5,756,691
Houston Wire & Cable Co.	224,878	3,107,814
MWI Veterinary Supply Inc.(a)(b)	160,158	10,640,897
Owens & Minor Inc.	811,971	22,564,674
Pool Corp.	613,508	18,466,591
Rentrak Corp.(a)	119,413	1,705,218
ScanSource Inc.(a)(b)	344,812	12,413,232
School Specialty Inc.(a)(b)	204,486	511,215
Titan Machinery Inc.(a)(b)	197,907	4,300,519
United Stationers Inc.	544,681	17,734,813
Watsco Inc.	358,951	23,568,723

		142,020,722
DIVERSIFIED FINANCIAL SERVICES—1.93%
Aircastle Ltd.	701,164	8,918,806
Apollo Residential Mortgage Inc.	127,579	1,946,856
Artio Global Investors Inc. Class A	403,271	1,967,962
BGC Partners Inc. Class A	961,362	5,710,490
Calamos Asset Management Inc. Class A	240,117	3,003,864
California First National Bancorp	25,414	408,657
CIFC Corp.(a)	148,710	803,034
Cohen & Steers Inc.(b)	225,250	6,509,725
Cowen Group Inc. Class A(a)	847,044	2,193,844
Credit Acceptance Corp.(a)(b)	85,040	6,997,091
Diamond Hill Investment Group Inc.	33,500	2,478,330
Doral Financial Corp.(a)	1,664,587	1,591,345
Duff & Phelps Corp. Class A	390,502	5,662,279
Edelman Financial Group Inc.	258,187	1,696,289
Encore Capital Group Inc.(a)	207,366	4,408,601
Epoch Holding Corp.	190,172	4,227,524
Evercore Partners Inc. Class A	269,282	7,168,287
FBR & Co.(a)	572,032	1,172,666
Federal Agricultural Mortgage Corp. Class C NVS	124,777	2,248,482
Financial Engines Inc.(a)(b)	489,013	10,919,660
First Marblehead Corp. (The)(a)(b)	697,742	816,358
FXCM Inc.(b)	220,333	2,148,247
GAIN Capital Holdings Inc.	95,981	643,073
GAMCO Investors Inc. Class A	86,195	3,748,621
GFI Group Inc.	911,373	3,754,857
Gleacher & Co. Inc.(a)	925,659	1,555,107
Higher One Holdings Inc.(a)(b)	388,741	7,168,384
Imperial Holdings Inc.(a)	221,145	415,753
INTL FCStone Inc.(a)	171,273	4,036,905

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Investment Technology Group Inc.(a)(b)	528,949	5,717,939
JMP Group Inc.	190,093	1,359,165
KBW Inc.	421,034	6,391,296
Knight Capital Group Inc. Class A(a)(b)	1,277,653	15,101,858
Ladenburg Thalmann Financial Services Inc.(a)(b)	1,376,697	3,414,209
Manning & Napier Inc.(a)	163,506	2,042,190
MarketAxess Holdings Inc.	366,853	11,045,944
Marlin Business Services Corp.	108,427	1,377,023
Medley Capital Corp.	139,647	1,452,329
National Financial Partners Corp.(a)(b)	527,870	7,136,802
Nelnet Inc. Class A	329,829	8,070,916
Netspend Holdings Inc.(a)(b)	336,714	2,730,750
NewStar Financial Inc.(a)	345,682	3,515,586
Nicholas Financial Inc.	121,975	1,563,719
Ocwen Financial Corp.(a)	1,220,772	17,676,779
Oppenheimer Holdings Inc. Class A	130,493	2,100,937
Piper Jaffray Companies Inc.(a)	203,512	4,110,942
Portfolio Recovery Associates Inc.(a)	217,960	14,716,659
Pzena Investment Management Inc. Class A	109,328	473,390
SeaCube Container Leasing Ltd.	140,363	2,078,776
Solar Senior Capital Ltd.	98,886	1,557,454
Stifel Financial Corp.(a)(b)	683,498	21,906,111
SWS Group Inc.	378,139	2,597,815
Teton Advisors Inc. Class B(b)	1,397	27,926
Virtus Investment Partners Inc.(a)(b)	70,342	5,346,695
Walter Investment Management Corp.	327,442	6,715,835
Westwood Holdings Group Inc.	78,346	2,863,546
World Acceptance Corp.(a)(b)	191,652	14,086,422

		271,500,110
ELECTRIC—2.28%
ALLETE Inc.	405,876	17,038,675
Ameresco Inc. Class A(a)(b)	228,968	3,141,441
Atlantic Power Corp.(a)	1,445,570	20,671,651
Avista Corp.	734,305	18,908,354
Black Hills Corp.	502,029	16,858,134
Central Vermont Public Service Corp.	170,804	5,995,220
CH Energy Group Inc.	197,356	11,521,643
Cleco Corp.	776,632	29,589,679
Dynegy Inc.(a)(b)	1,322,011	3,661,971
El Paso Electric Co.	535,633	18,554,327
Empire District Electric Co. (The)	534,187	11,266,004
EnerNOC Inc.(a)(b)	292,985	3,184,747
Genie Energy Ltd. Class B(b)	175,413	1,391,025
IDACORP Inc.	631,284	26,772,754
MGE Energy Inc.	295,481	13,819,646
NorthWestern Corp.	461,922	16,532,188
Ormat Technologies Inc.	230,602	4,157,754
Otter Tail Corp.	460,536	10,141,003
Pike Electric Corp.(a)	207,359	1,490,911
PNM Resources Inc.	1,016,173	18,524,834
Portland General Electric Co.	959,513	24,266,084
UIL Holdings Corp.	643,613	22,764,592
UniSource Energy Corp.	466,721	17,231,339
Unitil Corp.	138,107	3,919,477

		321,403,453
ELECTRICAL COMPONENTS & EQUIPMENT—1.01%
A123 Systems Inc.(a)(b)	1,132,676	1,823,608
Active Power Inc.(a)(b)	1,004,040	662,666
Acuity Brands Inc.	552,867	29,301,951

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Advanced Energy Industries Inc.(a)	555,576	5,961,331
American Superconductor Corp.(a)(b)	579,683	2,139,030
Belden Inc.	603,519	20,085,112
Capstone Turbine Corp.(a)(b)	3,150,550	3,654,638
Coleman Cable Inc.(a)(b)	105,274	915,884
Encore Wire Corp.	238,062	6,165,806
EnerSys Inc.(a)(b)	609,218	15,821,392
Generac Holdings Inc.(a)(b)	318,013	8,913,904
Graham Corp.	124,991	2,804,798
Insteel Industries Inc.	223,572	2,457,056
Littelfuse Inc.	289,646	12,448,985
Powell Industries Inc.(a)	113,614	3,553,846
Power-One Inc.(a)	871,626	3,408,058
PowerSecure International Inc.(a)(b)	236,358	1,169,972
SatCon Technology Corp.(a)(b)	1,126,338	675,915
Universal Display Corp.(a)(b)	489,922	17,975,238
Valence Technology Inc.(a)(b)	938,072	919,311
Vicor Corp.	247,613	1,971,000

		142,829,501
ELECTRONICS—2.28%
American Science and Engineering Inc.	116,094	7,907,162
Analogic Corp.	160,588	9,204,904
Badger Meter Inc.	192,439	5,663,480
Bel Fuse Inc. Class B	133,352	2,500,350
Benchmark Electronics Inc.(a)(b)	776,270	10,456,357
Brady Corp. Class A	606,236	19,138,871
Checkpoint Systems Inc.(a)	508,685	5,565,014
Coherent Inc.(a)	301,238	15,745,710
CTS Corp.	442,923	4,074,892
Cymer Inc.(a)	388,623	19,337,880
Daktronics Inc.	443,152	4,240,965
DDi Corp.	189,306	1,766,225
Electro Scientific Industries Inc.(a)	291,025	4,214,042
ESCO Technologies Inc.	339,975	9,784,481
FARO Technologies Inc.(a)(b)	208,956	9,611,976
FEI Co.(a)(b)	493,631	20,130,272
Fluidigm Corp.(a)(b)	86,357	1,136,458
Identive Group Inc.(a)	485,724	1,083,165
II-VI Inc.(a)(b)	658,868	12,096,816
InvenSense Inc.(a)	130,620	1,300,975
Kemet Corp.(a)	561,866	3,961,155
LeCroy Corp.(a)	214,153	1,801,027
Measurement Specialties Inc.(a)(b)	190,591	5,328,924
Methode Electronics Inc.	474,826	3,936,308
Microvision Inc.(a)(b)	1,606,478	578,493
Multi-Fineline Electronix Inc.(a)	114,754	2,358,195
Newport Corp.(a)	476,032	6,478,796
NVE Corp.(a)(b)	61,569	3,418,927
OSI Systems Inc.(a)(b)	243,131	11,859,930
Park Electrochemical Corp.	265,495	6,801,982
Plexus Corp.(a)	453,097	12,405,796
Pulse Electronics Corp.	529,204	1,481,771
Rofin-Sinar Technologies Inc.(a)	361,074	8,250,541
Rogers Corp.(a)	204,397	7,534,073
Sanmina-SCI Corp.(a)	1,029,998	9,589,281
SRS Labs Inc.(a)(b)	151,271	869,808
Stoneridge Inc.(a)(b)	339,376	2,860,940
Taser International Inc.(a)(b)	709,034	3,630,254
TTM Technologies Inc.(a)	659,244	7,225,314
Viasystems Group Inc.(a)	37,224	629,830
Vishay Precision Group Inc.(a)(b)	159,550	2,549,609

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Watts Water Technologies Inc. Class A	383,144	13,107,356
Woodward Inc.	783,197	32,056,253
X-Rite Inc.(a)(b)	345,035	1,600,962
Zagg Inc.(a)(b)	277,834	1,964,286
Zygo Corp.(a)	201,910	3,563,712

		320,803,518
ENERGY - ALTERNATE SOURCES—0.18%
Amyris Inc.(a)(b)	227,318	2,623,250
Clean Energy Fuels Corp.(a)(b)	632,346	7,879,031
FuelCell Energy Inc.(a)(b)	1,559,189	1,359,613
FutureFuel Corp.	242,055	3,006,323
Gevo Inc.(a)	74,742	470,127
Green Plains Renewable Energy Inc.(a)	238,849	2,331,166
Headwaters Inc.(a)	797,112	1,769,589
KiOR Inc. Class A(a)(b)	135,850	1,382,953
REX American Resources Corp.(a)(b)	78,602	1,737,890
Solazyme Inc.(a)	137,703	1,638,666
Syntroleum Corp.(a)(b)	1,136,705	1,091,237

		25,289,845
ENGINEERING & CONSTRUCTION—0.72%
Aegion Corp.(a)(b)	505,292	7,751,179
Argan Inc.(b)	98,815	1,502,976
Dycom Industries Inc.(a)	450,979	9,434,481
EMCOR Group Inc.	850,475	22,801,235
Exponent Inc.(a)(b)	168,934	7,765,896
Granite Construction Inc.	492,677	11,686,298
Layne Christensen Co.(a)	251,771	6,092,858
MasTec Inc.(a)(b)	719,976	12,505,983
Michael Baker Corp.(a)	109,535	2,147,981
Mistras Group Inc.(a)	186,543	4,754,981
MYR Group Inc.(a)	258,235	4,942,618
Orion Marine Group Inc.(a)	342,038	2,274,553
Sterling Construction Co. Inc.(a)	213,648	2,300,989
Tutor Perini Corp.(a)	397,219	4,901,683
VSE Corp.	52,936	1,285,286

		102,148,997
ENTERTAINMENT—0.88%
Churchill Downs Inc.	160,097	8,345,857
Cinemark Holdings Inc.	1,183,200	21,877,368
International Speedway Corp. Class A	376,748	9,550,562
Isle of Capri Casinos Inc.(a)	256,169	1,196,309
Lions Gate Entertainment Corp.(a)(b)	580,412	4,829,028
Multimedia Games Holding Co. Inc.(a)	343,776	2,729,581
National CineMedia Inc.	705,991	8,754,288
Pinnacle Entertainment Inc.(a)	790,096	8,027,375
Scientific Games Corp. Class A(a)	747,114	7,247,006
Shuffle Master Inc.(a)	691,862	8,108,623
Six Flags Entertainment Corp.	530,832	21,891,512
Speedway Motorsports Inc.	150,341	2,304,727
Vail Resorts Inc.	458,333	19,414,986

		124,277,222
ENVIRONMENTAL CONTROL—0.92%
Calgon Carbon Corp.(a)	721,878	11,340,703
Casella Waste Systems Inc. Class A(a)	330,393	2,114,515
Clean Harbors Inc.(a)(b)	596,697	38,027,500

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Darling International Inc.(a)(b)	1,488,012	19,775,680
Energy Recovery Inc.(a)(b)	599,210	1,545,962
EnergySolutions Inc.(a)	1,029,565	3,181,356
Fuel Tech Inc.(a)(b)	231,236	1,521,533
Heckmann Corp.(a)(b)	1,285,772	8,550,384
Heritage-Crystal Clean Inc.(a)(b)	59,849	991,099
Met-Pro Corp.	193,512	1,749,348
Metalico Inc.(a)(b)	522,362	1,718,571
Mine Safety Appliances Co.	346,573	11,478,498
Rentech Inc.(a)(b)	2,364,333	3,097,276
Tetra Tech Inc.(a)(b)	793,927	17,140,884
TRC Companies Inc.(a)(b)	222,537	1,337,447
US Ecology Inc.	236,088	4,433,733
WCA Waste Corp.(a)(b)	211,291	1,375,504

		129,379,993
FOOD—1.99%
Arden Group Inc. Class A	14,535	1,308,295
B&G Foods Inc. Class A	611,743	14,724,654
Cal-Maine Foods Inc.	181,685	6,644,220
Calavo Growers Inc.	152,227	3,909,189
Chefs’ Warehouse Inc. (The)(a)	132,217	2,361,396
Chiquita Brands International Inc.(a)	582,858	4,861,036
Diamond Foods Inc.(b)	280,740	9,059,480
Dole Food Co. Inc.(a)(b)	461,372	3,990,868
Fresh Del Monte Produce Inc.(b)	466,278	11,661,613
Fresh Market Inc. (The)(a)(b)	357,961	14,282,644
Hain Celestial Group Inc.(a)	456,146	16,722,312
Imperial Sugar Co.	155,018	553,414
Ingles Markets Inc. Class A	159,863	2,407,537
J&J Snack Foods Corp.	182,431	9,719,924
Lancaster Colony Corp.(b)	238,339	16,526,426
Lifeway Foods Inc.(a)(b)	58,775	566,591
Nash-Finch Co.	155,889	4,564,430
Pilgrim’s Pride Corp.(a)(b)	650,895	3,749,155
Ruddick Corp.	625,864	26,686,841
Sanderson Farms Inc.	281,907	14,131,998
Seaboard Corp.(a)	3,990	8,123,640
Seneca Foods Corp. Class A(a)	116,711	3,013,478
Senomyx Inc.(a)(b)	513,669	1,787,568
Smart Balance Inc.(a)	765,368	4,102,372
Snyders-Lance Inc.	601,709	13,538,452
Spartan Stores Inc.	290,157	5,367,905
Tootsie Roll Industries Inc.(b)	303,958	7,194,686
TreeHouse Foods Inc.(a)(b)	452,200	29,564,836
United Natural Foods Inc.(a)	616,095	24,649,961
Village Super Market Inc. Class A	81,388	2,315,489
Weis Markets Inc.	141,189	5,639,089
Winn-Dixie Stores Inc.(a)	708,969	6,650,129

		280,379,628
FOREST PRODUCTS & PAPER—0.60%
Boise Inc.	1,164,749	8,293,013
Buckeye Technologies Inc.	508,237	16,995,445
Clearwater Paper Corp.(a)	293,899	10,465,744
Deltic Timber Corp.	137,652	8,312,804
KapStone Paper and Packaging Corp.(a)	496,428	7,813,777
Neenah Paper Inc.	189,248	4,224,015
P.H. Glatfelter Co.	556,937	7,863,951
Schweitzer-Mauduit International Inc.	205,272	13,642,377
Verso Paper Corp.(a)	184,222	176,853
Wausau Paper Corp.	632,483	5,224,310
Xerium Technologies Inc.(a)	138,197	903,808

		83,916,097

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

GAS—1.17%
Chesapeake Utilities Corp.	122,944	5,329,622
Laclede Group Inc. (The)	284,677	11,520,878
New Jersey Resources Corp.	526,970	25,926,924
Northwest Natural Gas Co.	339,765	16,284,936
Piedmont Natural Gas Co.(b)	913,869	31,053,269
South Jersey Industries Inc.	381,042	21,646,996
Southwest Gas Corp.	584,597	24,839,527
WGL Holdings Inc.	652,469	28,852,179

		165,454,331
HAND & MACHINE TOOLS—0.09%
Franklin Electric Co. Inc.	296,601	12,919,940

		12,919,940
HEALTH CARE - PRODUCTS—3.34%
Abaxis Inc.(a)	288,374	7,979,309
ABIOMED Inc.(a)	401,641	7,418,309
Accuray Inc.(a)(b)	869,863	3,679,520
Affymetrix Inc.(a)	905,120	3,701,941
Alphatec Holdings Inc.(a)	676,844	1,164,172
AngioDynamics Inc.(a)	321,240	4,757,564
Arthrocare Corp.(a)	347,546	11,010,257
AtriCure Inc.(a)(b)	183,539	2,037,283
Atrion Corp.	19,993	4,802,918
Bacterin International Holdings Inc.(a)(b)	322,373	921,987
BG Medicine Inc.(a)	96,440	455,197
BIOLASE Technology Inc.(a)(b)	397,344	1,021,174
BioMimetic Therapeutics Inc.(a)(b)	240,988	686,816
Cantel Medical Corp.	169,932	4,746,201
CardioNet Inc.(a)	305,837	724,834
Cardiovascular Systems Inc.(a)(b)	182,962	1,802,176
Cepheid Inc.(a)(b)	788,309	27,125,713
Cerus Corp.(a)(b)	593,033	1,660,492
Chindex International Inc.(a)	147,908	1,260,176
Columbia Laboratories Inc.(a)(b)	769,830	1,924,575
Conceptus Inc.(a)	400,805	5,066,175
CONMED Corp.(a)(b)	361,330	9,275,341
CryoLife Inc.(a)	356,040	1,708,992
Cyberonics Inc.(a)(b)	362,232	12,134,772
Cynosure Inc. Class A(a)	121,203	1,425,347
Delcath Systems Inc.(a)(b)	612,920	1,869,406
DexCom Inc.(a)(b)	859,357	8,000,614
Endologix Inc.(a)(b)	625,916	7,185,516
Exactech Inc.(a)	108,393	1,785,233
Female Health Co. (The)(b)	231,756	1,045,220
Genomic Health Inc.(a)(b)	216,940	5,508,107
Greatbatch Inc.(a)	298,690	6,601,049
Haemonetics Corp.(a)(b)	326,659	19,998,064
Hanger Orthopedic Group Inc.(a)(b)	427,950	7,998,385
Hansen Medical Inc.(a)(b)	614,207	1,584,654
HeartWare International Inc.(a)(b)	153,642	10,601,298
ICU Medical Inc.(a)(b)	155,962	7,018,290
Insulet Corp.(a)(b)	588,410	11,079,760
Integra LifeSciences Holdings Corp.(a)	249,696	7,698,128
Invacare Corp.	367,503	5,619,121

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

IRIS International Inc.(a)	232,589	2,174,707
Kensey Nash Corp.(a)(b)	110,646	2,123,297
Luminex Corp.(a)(b)	482,440	10,242,201
MAKO Surgical Corp.(a)(b)	408,039	10,286,663
Masimo Corp.(a)	667,823	12,478,273
Medical Action Industries Inc.(a)(b)	205,595	1,075,262
MEDTOX Scientific Inc.(a)	95,013	1,334,933
Merge Healthcare Inc.(a)(b)	713,957	3,462,691
Meridian Bioscience Inc.	524,316	9,878,113
Merit Medical Systems Inc.(a)	537,168	7,187,308
Natus Medical Inc.(a)	374,680	3,533,232
Navidea Biopharmaceuticals Inc.(a)	1,222,724	3,203,537
NuVasive Inc.(a)	540,931	6,810,321
NxStage Medical Inc.(a)(b)	568,374	10,105,690
OraSure Technologies Inc.(a)(b)	599,439	5,460,889
Orthofix International NV(a)(b)	231,116	8,142,217
Palomar Medical Technologies Inc.(a)	248,406	2,310,176
PSS World Medical Inc.(a)(b)	706,268	17,084,623
Quidel Corp.(a)(b)	363,853	5,505,096
Rockwell Medical Technologies Inc.(a)(b)	201,272	1,704,774
Solta Medical Inc.(a)(b)	759,834	2,385,879
SonoSite Inc.(a)	175,983	9,478,444
Spectranetics Corp.(a)(b)	423,482	3,057,540
Staar Surgical Co.(a)(b)	449,512	4,715,381
Stereotaxis Inc.(a)(b)	553,548	455,902
Steris Corp.(b)	753,482	22,468,833
SurModics Inc.(a)	194,052	2,844,802
Symmetry Medical Inc.(a)	465,020	3,715,510
Synergetics USA Inc.(a)(b)	291,292	2,149,735
Synovis Life Technologies Inc.(a)(b)	145,511	4,049,571
Tornier NV(a)(b)	136,254	2,452,572
Unilife Corp.(a)(b)	827,461	2,581,678
Uroplasty Inc.(a)(b)	259,345	1,102,216
Vascular Solutions Inc.(a)(b)	215,160	2,394,731
Volcano Corp.(a)(b)	662,655	15,764,562
West Pharmaceutical Services Inc.	426,144	16,172,165
Wright Medical Group Inc.(a)(b)	499,564	8,242,806
Young Innovations Inc.	71,826	2,128,204
Zeltiq Aesthetics Inc.(a)(b)	96,286	1,093,809
Zoll Medical Corp.(a)	279,503	17,659,000

		471,101,429
HEALTH CARE - SERVICES—1.92%
Air Methods Corp.(a)	144,695	12,219,493
Alliance Healthcare Services Inc.(a)	314,490	396,257
Almost Family Inc.(a)(b)	104,362	1,730,322
Amedisys Inc.(a)(b)	374,070	4,081,104
American Dental Partners Inc.(a)	195,908	3,688,948
AmSurg Corp.(a)	399,133	10,393,423
Assisted Living Concepts Inc. Class A	246,548	3,671,100
Bio-Reference Laboratories Inc.(a)(b)	313,148	5,094,918
Capital Senior Living Corp.(a)	357,576	2,839,153
Centene Corp.(a)	636,540	25,200,619
Emeritus Corp.(a)(b)	387,580	6,786,526
Ensign Group Inc. (The)	207,646	5,087,327
Five Star Quality Care Inc.(a)	535,042	1,605,126
Gentiva Health Services Inc.(a)(b)	389,351	2,628,119
HealthSouth Corp.(a)	1,211,551	21,408,106
HealthSpring Inc.(a)	862,923	47,063,820
Healthways Inc.(a)	437,196	2,999,165
IPC The Hospitalist Co. Inc.(a)(b)	209,369	9,572,351
Kindred Healthcare Inc.(a)(b)	665,585	7,833,935

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

LHC Group Inc.(a)	199,491	2,559,470
Magellan Health Services Inc.(a)	362,814	17,948,409
Metropolitan Health Networks Inc.(a)(b)	534,620	3,993,611
Molina Healthcare Inc.(a)	356,664	7,964,307
National Healthcare Corp.	130,412	5,464,263
Neostem Inc.(a)(b)	610,130	309,336
RadNet Inc.(a)(b)	382,747	815,251
Select Medical Holdings Corp.(a)	575,074	4,876,628
Skilled Healthcare Group Inc. Class A(a)(b)	246,465	1,345,699
Sun Healthcare Group Inc.(a)(b)	316,403	1,227,644
Sunrise Senior Living Inc.(a)(b)	731,100	4,737,528
Triple-S Management Corp. Class B(a)	253,523	5,075,530
U.S. Physical Therapy Inc.	153,099	3,012,988
Universal American Corp.	415,224	5,277,497
Vanguard Health Systems Inc.(a)	389,938	3,985,166
WellCare Health Plans Inc.(a)(b)	542,103	28,460,407

		271,353,546
HOLDING COMPANIES - DIVERSIFIED—0.81%
Apollo Investment Corp.	2,491,824	16,047,347
Arlington Asset Investment Corp. Class A	82,375	1,757,059
BlackRock Kelso Capital Corp.(c)	770,919	6,290,699
Capital Southwest Corp.	38,025	3,100,939
Compass Diversified Holdings	512,313	6,347,558
Fifth Street Finance Corp.(b)	923,124	8,834,297
Gladstone Capital Corp.	264,587	2,018,799
Gladstone Investment Corp.	281,062	2,043,321
Golub Capital BDC Inc.	134,021	2,077,325
Harbinger Group Inc.(a)	113,048	453,322
Horizon Pharma Inc.(a)(b)	70,289	281,156
Kohlberg Capital Corp.	239,867	1,513,561
Main Street Capital Corp.	291,163	6,184,302
MCG Capital Corp.	991,793	3,957,254
Medallion Financial Corp.	187,654	2,135,502
MVC Capital Inc.	309,550	3,587,684
New Mountain Finance Corp.	91,278	1,224,038
NGP Capital Resources Co.	274,851	1,976,179
PennantPark Investment Corp.	581,236	5,864,671
Primoris Services Corp.(b)	337,939	5,045,429
Prospect Capital Corp.(b)	1,388,296	12,897,270
Solar Capital Ltd.	465,364	10,279,891
THL Credit Inc.	116,064	1,417,141
TICC Capital Corp.	406,767	3,518,535
Triangle Capital Corp.	282,955	5,410,100

		114,263,379
HOME BUILDERS—0.35%
Beazer Homes USA Inc.(a)(b)	955,032	2,368,479
Cavco Industries Inc.(a)	87,860	3,519,672
Hovnanian Enterprises Inc. Class A(a)(b)	782,280	1,134,306
KB Home	985,372	6,621,700
M.D.C. Holdings Inc.	479,175	8,447,855
M/I Homes Inc.(a)	237,330	2,278,368
Meritage Homes Corp.(a)	358,390	8,311,064
Ryland Group Inc. (The)	567,895	8,950,025
Skyline Corp.	85,502	371,934
Standard-Pacific Corp.(a)	1,365,454	4,342,144
Winnebago Industries Inc.(a)	376,934	2,781,773

		49,127,320

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

HOME FURNISHINGS—0.44%
American Woodmark Corp.	122,670	1,675,672
DTS Inc.(a)	222,918	6,072,287
Ethan Allen Interiors Inc.(b)	306,094	7,257,489
Furniture Brands International Inc.(a)(b)	533,264	655,915
Kimball International Inc. Class B	407,989	2,068,504
La-Z-Boy Inc.(a)	665,388	7,918,117
Sealy Corp.(a)(b)	620,586	1,067,408
Select Comfort Corp.(a)	708,741	15,372,592
Skullcandy Inc.(a)(b)	121,171	1,517,061
TiVo Inc.(a)(b)	1,519,029	13,625,690
Universal Electronics Inc.(a)(b)	194,368	3,278,988
VOXX International Corp.(a)	226,540	1,914,263

		62,423,986
HOUSEHOLD PRODUCTS & WARES—0.45%
A.T. Cross Co. Class A(a)(b)	120,533	1,359,612
ACCO Brands Corp.(a)(b)	699,203	6,747,309
American Greetings Corp. Class A	516,698	6,463,892
Blyth Inc.	65,865	3,741,132
Central Garden & Pet Co. Class A(a)	534,365	4,445,917
CSS Industries Inc.	105,745	2,106,440
Ennis Inc.	334,621	4,460,498
Helen of Troy Ltd.(a)(b)	394,702	12,117,351
Prestige Brands Holdings Inc.(a)(b)	638,454	7,195,377
Spectrum Brands Holdings Inc.(a)	214,430	5,875,382
Summer Infant Inc.(a)(b)	167,307	1,177,841
WD-40 Co.	204,424	8,260,774

		63,951,525
HOUSEWARES—0.03%
Libbey Inc.(a)	250,765	3,194,746
Lifetime Brands Inc.	116,720	1,416,981

		4,611,727
INSURANCE—2.82%
Alterra Capital Holdings Ltd.	1,155,692	27,309,002
American Equity Investment Life Holding Co.	755,362	7,855,765
American Safety Insurance Holdings Ltd.(a)	135,779	2,953,193
Amerisafe Inc.(a)	236,572	5,500,299
AmTrust Financial Services Inc.	307,442	7,301,748
Argo Group International Holdings Ltd.(b)	350,125	10,139,620
Baldwin & Lyons Inc. Class B	106,171	2,314,528
Citizens Inc.(a)(b)	480,229	4,653,419
CNO Financial Group Inc.(a)(b)	2,823,239	17,814,638
Crawford & Co. Class B	335,932	2,069,341
Delphi Financial Group Inc. Class A	614,416	27,218,629
Donegal Group Inc. Class A	99,350	1,406,796
eHealth Inc.(a)	255,736	3,759,319
EMC Insurance Group Inc.	58,823	1,209,989
Employers Holdings Inc.	407,997	7,380,666
Enstar Group Ltd.(a)	87,987	8,640,323
FBL Financial Group Inc. Class A	164,702	5,603,162
First American Financial Corp.	1,339,664	16,973,543
Flagstone Reinsurance Holdings SA	668,924	5,545,380
Fortegra Financial Corp.(a)	75,278	502,857
Global Indemnity PLC(a)	171,190	3,394,698
Greenlight Capital Re Ltd. Class A(a)(b)	358,396	8,483,233
Hallmark Financial Services Inc.(a)(b)	151,471	1,058,782

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Harleysville Group Inc.(b)	155,938	8,821,413
Hilltop Holdings Inc.(a)(b)	513,540	4,339,413
Horace Mann Educators Corp.	510,752	7,002,410
Independence Holding Co.	92,451	751,627
Infinity Property and Casualty Corp.	158,124	8,971,956
Kansas City Life Insurance Co.	55,688	1,827,680
Maiden Holdings Ltd.	644,370	5,644,681
Meadowbrook Insurance Group Inc.	682,206	7,285,960
MGIC Investment Corp.(a)	2,382,389	8,886,311
Montpelier Re Holdings Ltd.(b)	794,025	14,093,944
National Interstate Corp.	86,138	2,125,024
National Western Life Insurance Co. Class A	28,350	3,860,136
Navigators Group Inc. (The)(a)(b)	149,293	7,118,290
OneBeacon Insurance Group Ltd.(b)	285,996	4,401,478
Phoenix Companies Inc. (The)(a)	1,471,553	2,472,209
Platinum Underwriters Holdings Ltd.	474,850	16,197,134
Presidential Life Corp.	272,558	2,722,854
Primerica Inc.	433,438	10,073,099
ProAssurance Corp.	389,441	31,085,181
Radian Group Inc.(b)	1,717,048	4,017,892
RLI Corp.	232,516	16,941,116
Safety Insurance Group Inc.	161,521	6,538,370
SeaBright Insurance Holdings Inc.	253,431	1,938,747
Selective Insurance Group Inc.	690,681	12,245,774
State Auto Financial Corp.	190,481	2,588,637
Stewart Information Services Corp.	236,588	2,732,591
Symetra Financial Corp.	864,580	7,841,741
Tower Group Inc.	470,349	9,486,939
United Fire & Casualty Co.	276,120	5,572,102
Universal Insurance Holdings Inc.	235,224	842,102

		397,515,741
INTERNET—2.55%
1-800-FLOWERS.COM Inc.(a)(b)	336,223	739,691
AboveNet Inc.(a)	295,684	19,222,417
Active Network Inc. (The)(a)	159,989	2,175,850
Ancestry.com Inc.(a)(b)	403,956	9,274,830
Angie’s List Inc.(a)(b)	130,676	2,103,884
Archipelago Learning Inc.(a)(b)	163,905	1,584,961
Bankrate Inc.(a)(b)	293,813	6,316,979
Blue Coat Systems Inc.(a)(b)	555,854	14,146,484
Blue Nile Inc.(a)(b)	152,130	6,219,074
Boingo Wireless Inc.(a)(b)	72,240	621,264
BroadSoft Inc.(a)	288,365	8,708,623
Cogent Communications Group Inc.(a)(b)	583,410	9,853,795
comScore Inc.(a)	407,726	8,643,791
Constant Contact Inc.(a)(b)	374,605	8,694,582
DealerTrack Holdings Inc.(a)	525,567	14,326,956
Dice Holdings Inc.(a)(b)	615,954	5,106,259
Digital River Inc.(a)	476,667	7,159,538
EarthLink Inc.	1,405,264	9,049,900
ePlus Inc.(a)	48,360	1,367,621
eResearchTechnology Inc.(a)	634,883	2,977,601
FriendFinder Networks Inc.(a)(b)	62,617	46,963
Global Sources Ltd.(a)(b)	146,123	708,697
HealthStream Inc.(a)(b)	232,244	4,284,902
ICG Group Inc.(a)	473,571	3,655,968
InfoSpace Inc.(a)	504,583	5,545,367
Internap Network Services Corp.(a)	673,792	4,002,324
IntraLinks Holdings Inc.(a)	406,942	2,539,318
Keynote Systems Inc.	187,523	3,851,722
KIT Digital Inc.(a)(b)	495,371	4,185,885

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Limelight Networks Inc.(a)(b)	860,338	2,546,600
Lionbridge Technologies Inc.(a)	776,027	1,777,102
Liquidity Services Inc.(a)(b)	240,091	8,859,358
LoopNet Inc.(a)(b)	209,342	3,826,772
ModusLink Global Solutions Inc.	518,817	2,801,612
Move Inc.(a)(b)	532,946	3,368,219
NIC Inc.	817,087	10,875,428
NutriSystem Inc.	347,229	4,489,671
OpenTable Inc.(a)(b)	300,049	11,740,917
Openwave Systems Inc.(a)	1,081,496	1,708,764
Orbitz Worldwide Inc.(a)	267,705	1,006,571
Overstock.com Inc.(a)(b)	147,249	1,154,432
Perficient Inc.(a)	305,498	3,058,035
Quepasa Corp.(a)(b)	84,581	280,809
QuinStreet Inc.(a)(b)	353,894	3,312,448
ReachLocal Inc.(a)	125,123	773,260
RealNetworks Inc.	270,347	2,027,602
Responsys Inc.(a)(b)	118,986	1,057,786
S1 Corp.(a)	676,291	6,472,105
Saba Software Inc.(a)	355,906	2,808,098
Safeguard Scientifics Inc.(a)(b)	265,472	4,191,803
Sapient Corp.	1,391,112	17,528,011
Shutterfly Inc.(a)(b)	379,033	8,626,791
Sourcefire Inc.(a)(b)	361,013	11,689,601
SPS Commerce Inc.(a)(b)	109,246	2,834,934
Stamps.com Inc.(a)	135,802	3,548,506
Support.com Inc.(a)(b)	608,982	1,370,210
TechTarget Inc.(a)(b)	183,209	1,069,941
TeleCommunication Systems Inc.(a)(b)	588,294	1,382,491
Towerstream Corp.(a)(b)	540,926	1,135,945
Travelzoo Inc.(a)(b)	72,560	1,783,525
United Online Inc.	1,134,538	6,171,887
US Auto Parts Network Inc.(a)(b)	185,437	810,360
ValueClick Inc.(a)(b)	1,002,108	16,324,339
Vasco Data Security International Inc.(a)(b)	341,202	2,224,637
VirnetX Holding Corp.(a)(b)	519,124	12,962,526
Vocus Inc.(a)(b)	224,284	4,954,434
Web.com Group Inc.(a)(b)	374,527	4,288,334
Websense Inc.(a)	510,226	9,556,533
XO Group Inc.(a)(b)	365,466	3,047,986
Zix Corp.(a)(b)	861,982	2,430,789

		358,994,418
IRON & STEEL—0.04%
Metals USA Holdings Corp.(a)(b)	147,241	1,656,461
Shiloh Industries Inc.(a)	67,424	565,013
Universal Stainless & Alloy Products Inc.(a)(b)	89,555	3,345,775

		5,567,249
LEISURE TIME—0.47%
Ambassadors Group Inc.	225,373	1,016,432
Arctic Cat Inc.(a)	154,217	3,477,593
Black Diamond Inc.(a)(b)	165,661	1,237,488
Brunswick Corp.	1,133,519	20,471,353
Callaway Golf Co.(b)	828,509	4,581,655
Interval Leisure Group Inc.(a)	514,927	7,008,156
Johnson Outdoors Inc. Class A(a)	60,554	929,504
Life Time Fitness Inc.(a)(b)	539,409	25,217,371
Marine Products Corp.(a)(b)	132,498	657,190
Town Sports International Holdings Inc.(a)	267,231	1,964,148

		66,560,890

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

LODGING—0.28%
Ameristar Casinos Inc.	409,198	7,075,034
Boyd Gaming Corp.(a)(b)	704,839	5,258,099
Gaylord Entertainment Co.(a)(b)	455,144	10,987,176
Marcus Corp.	258,861	3,264,237
Monarch Casino & Resort Inc.(a)	111,876	1,140,017
Morgans Hotel Group Co.(a)	278,256	1,641,710
Orient-Express Hotels Ltd. Class A(a)	1,218,934	9,105,437
Red Lion Hotels Corp.(a)	184,196	1,276,478

		39,748,188
MACHINERY—1.57%
Alamo Group Inc.	87,051	2,344,283
Albany International Corp. Class A	354,126	8,187,393
Altra Holdings Inc.(a)(b)	340,275	6,407,378
Applied Industrial Technologies Inc.	540,419	19,006,536
Astec Industries Inc.(a)	254,690	8,203,565
Briggs & Stratton Corp.	640,283	9,917,984
Cascade Corp.	117,454	5,540,305
Chart Industries Inc.(a)(b)	374,748	20,262,624
Cognex Corp.	527,447	18,877,328
Columbus McKinnon Corp.(a)(b)	243,314	3,087,655
DXP Enterprises Inc.(a)(b)	111,772	3,599,058
Flow International Corp.(a)(b)	602,491	2,108,718
Gerber Scientific Inc. Escrow(a)(d)	276,144	2,761
Global Power Equipment Group Inc.(a)	202,268	4,803,865
Gorman-Rupp Co. (The)	195,175	5,299,001
Hurco Companies Inc.(a)	84,069	1,765,449
Intermec Inc.(a)	755,317	5,181,475
Intevac Inc.(a)	297,320	2,200,168
iRobot Corp.(a)(b)	303,121	9,048,162
Kadant Inc.(a)(b)	155,306	3,511,469
Lindsay Corp.(b)	159,303	8,744,142
Middleby Corp. (The)(a)	238,527	22,431,079
NACCO Industries Inc. Class A	74,818	6,675,262
Robbins & Myers Inc.	502,149	24,379,334
Sauer-Danfoss Inc.(a)	148,412	5,373,999
Tecumseh Products Co. Class A(a)	231,974	1,090,278
Tennant Co.	244,357	9,498,157
Twin Disc Inc.	109,266	3,968,541

		221,515,969
MANUFACTURING—2.14%
A.O. Smith Corp.	483,692	19,405,723
Actuant Corp. Class A	873,884	19,828,428
American Railcar Industries Inc.(a)	123,118	2,946,214
AZZ Inc.	160,535	7,294,710
Barnes Group Inc.	693,251	16,714,282
Blount International Inc.(a)(b)	621,074	9,017,994
Brink’s Co. (The)	594,657	15,984,380
Ceradyne Inc.(a)	315,748	8,455,731
Chase Corp.	80,391	1,117,435
CLARCOR Inc.	642,108	32,098,979
Colfax Corp.(a)(b)	313,541	8,929,648
Eastman Kodak Co.(a)(b)	2,841,259	1,845,398
EnPro Industries Inc.(a)(b)	264,889	8,736,039
Fabrinet(a)(b)	262,036	3,584,652
Federal Signal Corp.(a)	801,818	3,327,545
FreightCar America Inc.(a)	154,807	3,243,207
GP Strategies Corp.(a)	188,506	2,541,061

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Handy & Harman Ltd.(a)	73,428	726,937
Hexcel Corp.(a)(b)	1,247,391	30,199,336
Hillenbrand Inc.	798,259	17,817,141
John Bean Technologies Corp.	367,317	5,645,662
Koppers Holdings Inc.	263,310	9,047,332
LSB Industries Inc.(a)	233,139	6,534,886
Lydall Inc.(a)	217,881	2,067,691
Metabolix Inc.(a)(b)	428,710	1,950,631
Movado Group Inc.	222,255	4,038,373
Myers Industries Inc.	382,023	4,714,164
NL Industries Inc.	85,083	1,103,527
Park-Ohio Holdings Corp.(a)	105,297	1,878,498
PMFG Inc.(a)(b)	226,055	4,410,333
Raven Industries Inc.	230,350	14,258,665
Smith & Wesson Holding Corp.(a)(b)	759,543	3,311,607
Standex International Corp.	160,027	5,468,123
STR Holdings Inc.(a)(b)	390,760	3,215,955
Sturm, Ruger & Co. Inc.(b)	241,260	8,072,560
Tredegar Corp.	306,625	6,813,207
TriMas Corp.(a)(b)	323,850	5,813,107

		302,159,161
MEDIA—0.72%
A.H. Belo Corp. Class A	234,144	1,112,184
Belo Corp. Class A	1,186,251	7,473,381
Cambium Learning Group Inc.(a)(b)	207,501	626,653
Central European Media Enterprises Ltd. Class A(a)(b)	470,157	3,065,424
Courier Corp.	131,982	1,548,149
Crown Media Holdings Inc. Class A(a)(b)	437,817	529,759
Cumulus Media Inc. Class A(a)(b)	483,619	1,615,287
Demand Media Inc.(a)(b)	99,202	659,693
Dial Global Inc.(a)(b)	69,522	221,775
Digital Domain Media Group Inc.(a)(b)	47,346	287,864
Digital Generation Inc.(a)	351,686	4,192,097
Dolan Co. (The)(a)(b)	383,931	3,271,092
E.W. Scripps Co. (The) Class A(a)	401,950	3,219,619
Entercom Communications Corp.(a)(b)	315,593	1,940,897
Entravision Communications Corp. Class A	630,992	984,348
Fisher Communications Inc.(a)	111,646	3,218,754
Gray Television Inc.(a)(b)	622,614	1,008,635
Journal Communications Inc. Class A(a)	546,746	2,405,682
Knology Inc.(a)(b)	385,900	5,479,780
Lin TV Corp. Class A(a)	378,137	1,599,519
Martha Stewart Living Omnimedia Inc. Class A(b)	348,319	1,532,604
McClatchy Co. (The) Class A(a)(b)	723,247	1,728,560
Meredith Corp.(b)	463,994	15,149,404
New York Times Co. (The) Class A(a)(b)	1,747,291	13,506,559
Nexstar Broadcasting Group Inc.(a)	137,477	1,077,820
Outdoor Channel Holdings Inc.	180,367	1,345,538
Saga Communications Inc. Class A(a)(b)	45,212	1,690,025
Scholastic Corp.(b)	340,032	10,190,759
Sinclair Broadcast Group Inc. Class A	642,672	7,281,474
Value Line Inc.	17,504	179,941
World Wrestling Entertainment Inc. Class A(b)	352,193	3,282,439

		101,425,715
METAL FABRICATE & HARDWARE—0.80%
A.M. Castle & Co.(a)(b)	212,159	2,007,024
Ampco-Pittsburgh Corp.	107,632	2,081,603
CIRCOR International Inc.	220,629	7,790,410
Dynamic Materials Corp.	171,491	3,392,092

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Furmanite Corp.(a)(b)	467,790	2,951,755
Haynes International Inc.	154,796	8,451,862
Kaydon Corp.	414,940	12,655,670
L.B. Foster Co. Class A	114,837	3,248,739
Lawson Products Inc.	45,295	698,902
Mueller Industries Inc.	481,671	18,505,800
Mueller Water Products Inc. Class A	1,998,465	4,876,255
NN Inc.(a)(b)	219,898	1,319,388
Northwest Pipe Co.(a)(b)	117,989	2,697,228
Olympic Steel Inc.	118,865	2,771,932
Omega Flex Inc.(a)(b)	34,593	488,799
RBC Bearings Inc.(a)(b)	278,597	11,617,495
RTI International Metals Inc.(a)(b)	385,736	8,952,932
Sun Hydraulics Corp.	254,036	5,952,063
Worthington Industries Inc.	732,268	11,994,550

		112,454,499
MINING—1.22%
AMCOL International Corp.	311,240	8,356,794
Century Aluminum Co.(a)	657,924	5,598,933
Coeur d’Alene Mines Corp.(a)	1,140,206	27,524,573
General Moly Inc.(a)(b)	852,552	2,634,386
Globe Specialty Metals Inc.	801,598	10,733,397
Gold Resource Corp.(b)	364,149	7,738,166
Golden Minerals Co.(a)(b)	354,557	2,059,976
Golden Star Resources Ltd.(a)(b)	3,311,076	5,463,276
Hecla Mining Co.(b)	3,563,710	18,638,203
Horsehead Holding Corp.(a)(b)	552,248	4,975,755
Jaguar Mining Inc.(a)(b)	1,080,710	6,894,930
Kaiser Aluminum Corp.	207,706	9,529,551
Materion Corp.(a)(b)	261,122	6,340,042
Midway Gold Corp.(a)(b)	1,095,330	2,311,146
Noranda Aluminium Holding Corp.	287,109	2,368,649
Paramount Gold and Silver Corp.(a)(b)	1,500,445	3,210,952
Revett Minerals Inc.(a)	315,150	1,487,508
Stillwater Mining Co.(a)(b)	1,467,775	15,352,927
Thompson Creek Metals Co. Inc.(a)(b)	1,944,152	13,531,298
United States Lime & Minerals Inc.(a)(b)	33,285	2,000,761
Ur-Energy Inc.(a)(b)	1,298,977	1,115,821
Uranerz Energy Corp.(a)(b)	810,385	1,474,901
Uranium Energy Corp.(a)(b)	956,170	2,925,880
Uranium Resources Inc.(a)(b)	1,172,240	851,046
US Gold Corp.(a)(b)	1,358,339	4,564,019
USEC Inc.(a)(b)	1,375,247	1,567,782
Vista Gold Corp.(a)(b)	916,157	2,812,602

		172,063,274
OFFICE FURNISHINGS—0.38%
CompX International Inc.	14,553	214,366
Herman Miller Inc.	729,651	13,462,061
HNI Corp.	569,396	14,861,236
Interface Inc. Class A	672,656	7,762,450
Knoll Inc.	610,338	9,063,519
Steelcase Inc. Class A	1,017,225	7,588,498

		52,952,130
OIL & GAS—3.49%
Abraxas Petroleum Corp.(a)(b)	1,053,521	3,476,619
Alon USA Energy Inc.	142,359	1,239,947
Apco Oil and Gas International Inc.(b)	116,131	9,490,225

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Approach Resources Inc.(a)(b)	333,528	9,809,059
ATP Oil & Gas Corp.(a)(b)	573,344	4,219,812
Berry Petroleum Co. Class A	656,493	27,585,836
Bill Barrett Corp.(a)	600,553	20,460,841
BPZ Resources Inc.(a)(b)	1,308,108	3,715,027
Callon Petroleum Co.(a)	505,953	2,514,586
CAMAC Energy Inc.(a)(b)	736,210	743,572
Carrizo Oil & Gas Inc.(a)	498,179	13,127,017
Cheniere Energy Inc.(a)(b)	1,061,578	9,225,113
Clayton Williams Energy Inc.(a)(b)	74,858	5,680,225
Comstock Resources Inc.(a)	606,318	9,276,665
Contango Oil & Gas Co.(a)	154,826	9,007,777
Crimson Exploration Inc.(a)(b)	273,899	783,351
CVR Energy Inc.(a)	1,117,599	20,932,629
Delek US Holdings Inc.	184,731	2,107,781
Endeavour International Corp.(a)(b)	473,380	4,113,672
Energy Partners Ltd.(a)(b)	372,545	5,439,157
Energy XXI (Bermuda) Ltd.(a)(b)	958,789	30,566,193
Evolution Petroleum Corp.(a)(b)	201,579	1,622,711
FX Energy Inc.(a)(b)	673,268	3,231,686
Gastar Exploration Ltd.(a)	752,752	2,393,751
GeoResources Inc.(a)	255,634	7,492,633
GMX Resources Inc.(a)(b)	743,521	929,401
Goodrich Petroleum Corp.(a)(b)	329,727	4,527,152
Gulfport Energy Corp.(a)	580,663	17,100,525
Harvest Natural Resources Inc.(a)(b)	436,606	3,222,152
Hercules Offshore Inc.(a)(b)	1,476,838	6,557,161
Houston American Energy Corp.(a)(b)	209,194	2,550,075
Hyperdynamics Corp.(a)(b)	2,001,481	4,903,628
Isramco Inc.(a)(b)	13,831	1,238,704
Kodiak Oil & Gas Corp.(a)(b)	3,281,609	31,175,286
Magnum Hunter Resources Corp.(a)(b)	1,411,862	7,609,936
McMoRan Exploration Co.(a)(b)	1,251,035	18,202,559
Miller Energy Resources Inc.(a)(b)	389,871	1,087,740
Northern Oil and Gas Inc.(a)(b)	803,476	19,267,355
Oasis Petroleum Inc.(a)(b)	758,192	22,055,805
Panhandle Oil and Gas Inc.	90,009	2,953,195
Parker Drilling Co.(a)(b)	1,491,806	10,696,249
Penn Virginia Corp.	589,826	3,120,180
PetroCorp Inc. Escrow(a)(d)	26,106	3
Petroleum Development Corp.(a)(b)	300,940	10,566,003
PetroQuest Energy Inc.(a)(b)	716,212	4,726,999
Resolute Energy Corp.(a)(b)	584,908	6,317,006
Rex Energy Corp.(a)(b)	444,898	6,566,695
Rosetta Resources Inc.(a)(b)	674,972	29,361,282
Stone Energy Corp.(a)(b)	624,942	16,485,970
Swift Energy Co.(a)(b)	540,463	16,062,560
Triangle Petroleum Corp.(a)(b)	556,185	3,320,424
U.S. Energy Corp.(a)(b)	313,061	911,008
VAALCO Energy Inc.(a)(b)	660,539	3,989,656
Vantage Drilling Co.(a)	2,240,418	2,598,885
Venoco Inc.(a)	382,137	2,587,068
Voyager Oil & Gas Inc.(a)(b)	589,908	1,516,064
W&T Offshore Inc.	446,173	9,463,329
Warren Resources Inc.(a)	904,315	2,948,067
Western Refining Inc.(a)(b)	672,626	8,939,200
Zion Oil & Gas Inc.(a)(b)	382,063	844,359

		492,657,566
OIL & GAS SERVICES—1.80%
Basic Energy Services Inc.(a)	309,582	6,098,765
C&J Energy Services Inc.(a)(b)	152,294	3,187,513

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Cal Dive International Inc.(a)(b)	1,239,290	2,788,403
Complete Production Services Inc.(a)	1,005,149	33,732,800
Dawson Geophysical Co.(a)(b)	100,349	3,966,796
Dril-Quip Inc.(a)(b)	437,333	28,785,258
Exterran Holdings Inc.(a)(b)	817,897	7,442,863
Flotek Industries Inc.(a)(b)	636,646	6,340,994
Geokinetics Inc.(a)(b)	134,021	288,145
Global Geophysical Services Inc.(a)	228,097	1,532,812
Gulf Island Fabrication Inc.	181,999	5,316,191
Helix Energy Solutions Group Inc.(a)(b)	1,353,428	21,384,162
Hornbeck Offshore Services Inc.(a)(b)	393,540	12,207,611
ION Geophysical Corp.(a)(b)	1,677,642	10,283,945
Key Energy Services Inc.(a)(b)	1,588,286	24,570,784
Lufkin Industries Inc.	387,979	26,114,867
Matrix Service Co.(a)	334,224	3,155,075
Mitcham Industries Inc.(a)(b)	153,202	3,345,932
Natural Gas Services Group Inc.(a)	158,925	2,298,056
Newpark Resources Inc.(a)(b)	1,153,796	10,961,062
OYO Geospace Corp.(a)	55,882	4,321,355
Pioneer Drilling Co.(a)	790,247	7,649,591
Targa Resources Corp.	210,177	8,552,102
Tesco Corp.(a)(b)	388,007	4,904,409
Tetra Technologies Inc.(a)	982,168	9,173,449
Thermon Group Holdings Inc.(a)	130,494	2,299,304
Union Drilling Inc.(a)(b)	191,621	1,195,715
Willbros Group Inc.(a)	494,508	1,814,844

		253,712,803
PACKAGING & CONTAINERS—0.07%
AEP Industries Inc.(a)(b)	55,588	1,564,802
Graphic Packaging Holding Co.(a)(b)	2,043,212	8,704,083

		10,268,885
PHARMACEUTICALS—3.50%
Achillion Pharmaceuticals Inc.(a)(b)	602,310	4,589,602
Acura Pharmaceuticals Inc.(a)(b)	135,129	471,600
Akorn Inc.(a)(b)	717,946	7,983,559
Align Technology Inc.(a)	781,014	18,529,557
Alimera Sciences Inc.(a)	138,380	172,975
Alkermes PLC(a)(b)	1,213,049	21,058,531
Allos Therapeutics Inc.(a)	995,526	1,413,647
Amicus Therapeutics Inc.(a)(b)	197,937	680,903
Ampio Pharmaceuticals Inc.(a)(b)	244,707	1,044,899
Anacor Pharmaceuticals Inc.(a)	140,936	873,803
Antares Pharma Inc.(a)(b)	1,140,034	2,508,075
Anthera Pharmaceuticals Inc.(a)(b)	269,653	1,655,669
Ardea Biosciences Inc.(a)(b)	212,148	3,566,208
Array BioPharma Inc.(a)	721,587	1,558,628
Auxilium Pharmaceuticals Inc.(a)(b)	610,556	12,168,381
AVANIR Pharmaceuticals Inc. Class A(a)(b)	1,565,353	3,208,974
AVI BioPharma Inc.(a)(b)	1,722,512	1,283,271
BioScrip Inc.(a)(b)	525,994	2,871,927
BioSpecifics Technologies Corp.(a)(b)	62,181	1,033,448
Cadence Pharmaceuticals Inc.(a)(b)	637,186	2,516,885
Clovis Oncology Inc.(a)(b)	140,050	1,973,304
Corcept Therapeutics Inc.(a)(b)	515,381	1,762,603
Cornerstone Therapeutics Inc.(a)	101,448	568,109
Cytori Therapeutics Inc.(a)(b)	633,290	1,393,238
Depomed Inc.(a)(b)	685,675	3,551,796
DURECT Corp.(a)	1,022,065	1,206,037
Dusa Pharmaceuticals Inc.(a)(b)	306,758	1,343,600

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Dyax Corp.(a)(b)	1,252,915	1,703,964
Endocyte Inc.(a)(b)	220,297	828,317
Furiex Pharmaceuticals Inc.(a)(b)	128,995	2,155,506
Hi-Tech Pharmacal Co. Inc.(a)(b)	133,234	5,181,470
Idenix Pharmaceuticals Inc.(a)(b)	771,805	5,746,088
Impax Laboratories Inc.(a)(b)	831,140	16,764,094
Infinity Pharmaceuticals Inc.(a)(b)	249,797	2,208,205
Ironwood Pharmaceuticals Inc. Class A(a)	645,758	7,729,723
Isis Pharmaceuticals Inc.(a)(b)	1,271,224	9,165,525
ISTA Pharmaceuticals Inc.(a)(b)	410,874	2,896,662
Jazz Pharmaceuticals Inc.(a)(b)	281,758	10,884,312
K-V Pharmaceutical Co. Class A(a)(b)	646,414	904,980
Keryx Biopharmaceuticals Inc.(a)(b)	897,764	2,271,343
Lannett Co. Inc.(a)(b)	203,830	900,929
MannKind Corp.(a)(b)	980,090	2,450,225
MAP Pharmaceuticals Inc.(a)(b)	281,446	3,706,644
Medicis Pharmaceutical Corp. Class A	785,635	26,122,364
Medivation Inc.(a)(b)	398,747	18,386,224
Nabi Biopharmaceuticals(a)	446,113	838,692
Nature’s Sunshine Products Inc.(a)(b)	145,328	2,255,491
Nektar Therapeutics(a)(b)	1,450,741	8,116,896
Neogen Corp.(a)(b)	295,319	9,048,574
Neurocrine Biosciences Inc.(a)	634,702	5,394,967
Nutraceutical International Corp.(a)	117,332	1,328,198
Obagi Medical Products Inc.(a)	233,102	2,368,316
Omega Protein Corp.(a)	252,444	1,799,926
Onyx Pharmaceuticals Inc.(a)(b)	806,314	35,437,500
Opko Health Inc.(a)(b)	1,389,747	6,809,760
Optimer Pharmaceuticals Inc.(a)(b)	591,300	7,237,512
Orexigen Therapeutics Inc.(a)(b)	404,292	650,910
Osiris Therapeutics Inc.(a)(b)	209,695	1,121,868
Pacira Pharmaceuticals Inc.(a)	92,367	798,975
Pain Therapeutics Inc.(a)	479,590	1,822,442
Par Pharmaceutical Companies Inc.(a)	461,333	15,099,429
Pernix Therapeutics Holdings(a)(b)	51,258	474,649
Pharmacyclics Inc.(a)(b)	583,185	8,642,802
PharMerica Corp.(a)	376,491	5,715,133
POZEN Inc.(a)(b)	338,487	1,337,024
Progenics Pharmaceuticals Inc.(a)(b)	380,649	3,250,742
Questcor Pharmaceuticals Inc.(a)(b)	676,353	28,122,758
Raptor Pharmaceutical Corp.(a)(b)	596,428	3,733,639
Rigel Pharmaceuticals Inc.(a)	871,040	6,872,506
Sagent Pharmaceuticals Inc.(a)(b)	86,753	1,821,813
Salix Pharmaceuticals Ltd.(a)(b)	743,795	35,590,591
Santarus Inc.(a)(b)	676,970	2,240,771
Savient Pharmaceuticals Inc.(a)(b)	918,492	2,048,237
Schiff Nutrition International Inc.(a)	159,491	1,706,554
SciClone Pharmaceuticals Inc.(a)(b)	438,769	1,882,319
SIGA Technologies Inc.(a)(b)	434,201	1,094,187
Sucampo Pharmaceuticals Inc.(a)(b)	159,089	704,764
Synta Pharmaceuticals Corp.(a)(b)	298,661	1,394,747
Synutra International Inc.(a)(b)	220,093	1,113,671
Targacept Inc.(a)(b)	353,233	1,967,508
Theravance Inc.(a)(b)	877,338	19,389,170
USANA Health Sciences Inc.(a)(b)	82,672	2,510,749
Vanda Pharmaceuticals Inc.(a)(b)	357,131	1,699,944
ViroPharma Inc.(a)(b)	901,157	24,682,690
VIVUS Inc.(a)(b)	1,130,428	11,021,673
XenoPort Inc.(a)(b)	459,513	1,750,745
Zalicus Inc.(a)(b)	932,668	1,128,528
Zogenix Inc.(a)(b)	268,631	601,733

		493,624,907

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

PIPELINES—0.14%
Crosstex Energy Inc.	519,475	6,566,164
SemGroup Corp.(a)(b)	529,222	13,791,525

		20,357,689

REAL ESTATE—0.22%
Avatar Holdings Inc.(a)	113,810	817,156
Consolidated-Tomoka Land Co.	53,643	1,452,116
Forestar Group Inc.(a)(b)	454,486	6,876,373
HFF Inc. Class A(a)	373,965	3,863,059
Kennedy-Wilson Holdings Inc.(b)	345,643	3,656,903
Sovran Self Storage Inc.	352,342	15,034,433

		31,700,040

REAL ESTATE INVESTMENT TRUSTS—8.70%
Acadia Realty Trust	545,072	10,977,750
AG Mortgage Investment Trust Inc.(b)	80,493	1,620,324
Agree Realty Corp.(b)	124,303	3,030,507
Alexander’s Inc.(b)	26,244	9,711,067
American Assets Trust Inc.	411,682	8,443,598
American Campus Communities Inc.(b)	864,932	36,292,547
American Capital Mortgage Investment Corp.	102,210	1,923,592
Anworth Mortgage Asset Corp.	1,715,180	10,771,330
Apollo Commercial Real Estate Finance Inc.(b)	262,697	3,449,212
ARMOUR Residential Inc.(b)	1,176,396	8,293,592
Ashford Hospitality Trust Inc.	670,222	5,361,776
Associated Estates Realty Corp.(b)	529,856	8,451,203
BioMed Realty Trust Inc.(b)	1,959,266	35,423,529
Campus Crest Communities Inc.	395,614	3,979,877
CapLease Inc.(b)	858,931	3,470,081
Capstead Mortgage Corp.(b)	1,075,314	13,376,906
CBL & Associates Properties Inc.(b)	1,889,646	29,667,442
Cedar Realty Trust Inc.	706,835	3,046,459
Chatham Lodging Trust	172,929	1,864,175
Chesapeake Lodging Trust	409,360	6,328,706
Cogdell Spencer Inc.	582,186	2,474,290
Colonial Properties Trust	1,063,299	22,180,417
Colony Financial Inc.	421,305	6,618,702
CoreSite Realty Corp.	256,302	4,567,302
Cousins Properties Inc.	1,167,923	7,486,386
CreXus Investment Corp.(b)	725,717	7,532,942
CubeSmart	1,561,491	16,614,264
CYS Investments Inc.(b)	1,051,771	13,820,271
DCT Industrial Trust Inc.(b)	3,129,926	16,025,221
DiamondRock Hospitality Co.(b)	2,130,618	20,539,158
DuPont Fabros Technology Inc.(b)	748,088	18,118,691
Dynex Capital Inc.(b)	515,887	4,710,048
EastGroup Properties Inc.	345,099	15,004,905
Education Realty Trust Inc.(b)	1,171,810	11,987,616
Entertainment Properties Trust	594,060	25,966,363
Equity Lifestyle Properties Inc.	391,917	26,136,945
Equity One Inc.	685,228	11,635,171
Excel Trust Inc.(b)	392,391	4,708,692
Extra Space Storage Inc.	1,198,212	29,032,677
FelCor Lodging Trust Inc.(a)(b)	1,602,473	4,887,543
First Industrial Realty Trust Inc.(a)	1,106,101	11,315,413
First Potomac Realty Trust(b)	639,434	8,344,614
Franklin Street Properties Corp.(b)	900,868	8,963,637
Getty Realty Corp.(b)	327,941	4,574,777
Gladstone Commercial Corp.(b)	139,929	2,455,754

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Glimcher Realty Trust(b)	1,367,592	12,581,846
Government Properties Income Trust	451,736	10,186,647
Hatteras Financial Corp.	952,096	25,106,772
Healthcare Realty Trust Inc.	992,997	18,459,814
Hersha Hospitality Trust	1,787,488	8,722,941
Highwoods Properties Inc.(b)	840,544	24,938,940
Home Properties Inc.	611,640	35,212,115
Hudson Pacific Properties Inc.	282,488	4,000,030
Inland Real Estate Corp.(b)	979,518	7,454,132
Invesco Mortgage Capital Inc.	1,468,337	20,630,135
Investors Real Estate Trust(b)	1,028,147	7,500,332
iStar Financial Inc.(a)(b)	1,044,365	5,524,691
Kilroy Realty Corp.(b)	744,570	28,345,780
Kite Realty Group Trust	721,213	3,252,671
LaSalle Hotel Properties(b)	1,083,756	26,237,733
Lexington Realty Trust(b)	1,527,651	11,442,106
LTC Properties Inc.(b)	386,793	11,936,432
Medical Properties Trust Inc.	1,423,428	14,049,234
MFA Financial Inc.(b)	4,531,843	30,453,985
Mid-America Apartment Communities Inc.	467,440	29,238,372
Mission West Properties Inc.(b)	225,576	2,034,696
Monmouth Real Estate Investment Corp. Class A(b)	503,021	4,602,642
MPG Office Trust Inc.(a)(b)	615,623	1,225,090
National Health Investors Inc.(b)	310,758	13,667,137
National Retail Properties Inc.(b)	1,330,304	35,093,420
Newcastle Investment Corp.(b)	1,350,120	6,278,058
NorthStar Realty Finance Corp.(b)	1,232,600	5,879,502
Omega Healthcare Investors Inc.	1,294,322	25,045,131
One Liberty Properties Inc.(b)	139,637	2,304,010
Parkway Properties Inc.(b)	284,540	2,805,564
Pebblebrook Hotel Trust	648,787	12,443,735
Pennsylvania Real Estate Investment Trust(b)	707,715	7,388,545
PennyMac Mortgage Investment Trust(c)	356,032	5,917,252
Post Properties Inc.	634,803	27,753,587
Potlatch Corp.(b)	510,986	15,896,774
PS Business Parks Inc.	237,696	13,175,489
RAIT Financial Trust(b)	512,713	2,435,387
Ramco-Gershenson Properties Trust(b)	491,497	4,831,415
Redwood Trust Inc.(b)	1,000,900	10,189,162
Resource Capital Corp.(b)	993,831	5,575,392
Retail Opportunity Investments Corp.	637,287	7,545,478
RLJ Lodging Trust	351,528	5,916,216
Sabra Healthcare REIT Inc.	474,025	5,730,962
Saul Centers Inc.(b)	94,874	3,360,437
STAG Industrial Inc.	207,115	2,375,609
Starwood Property Trust Inc.	1,187,294	21,976,812
Strategic Hotels & Resorts Inc.(a)	2,231,097	11,980,991
Summit Hotel Properties Inc.	344,324	3,250,419
Sun Communities Inc.(b)	270,797	9,892,214
Sunstone Hotel Investors Inc.(a)	1,509,687	12,303,949
Tanger Factory Outlet Centers Inc.	1,094,249	32,083,381
Terreno Realty Corp.	120,974	1,831,546
Two Harbors Investment Corp.	1,793,729	16,574,056
UMH Properties Inc.	155,239	1,445,275
Universal Health Realty Income Trust	151,364	5,903,196
Urstadt Biddle Properties Inc. Class A(b)	296,475	5,360,268
Washington Real Estate Investment Trust(b)	839,985	22,973,590
Whitestone REIT Class B	94,199	1,120,968
Winthrop Realty Trust(b)	362,111	3,682,669

		1,226,310,204

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

RETAIL—6.74%
99 Cents Only Stores(a)(b)	596,042	13,083,122
Aeropostale Inc.(a)(b)	1,027,700	15,672,425
AFC Enterprises Inc.(a)	318,899	4,687,815
America’s Car-Mart Inc.(a)	109,145	4,276,301
ANN INC.(a)(b)	662,988	16,428,843
Asbury Automotive Group Inc.(a)(b)	373,627	8,055,398
Ascena Retail Group Inc.(a)(b)	800,057	23,777,694
Barnes & Noble Inc.(a)(b)	374,003	5,415,563
Bebe Stores Inc.	485,695	4,045,839
Benihana Inc.(a)	184,685	1,889,328
Big 5 Sporting Goods Corp.	278,030	2,902,633
Biglari Holdings Inc.(a)	15,594	5,742,335
BJ’s Restaurants Inc.(a)(b)	306,287	13,880,927
Bob Evans Farms Inc.	386,166	12,952,008
Body Central Corp.(a)(b)	148,288	3,701,268
Bon-Ton Stores Inc. (The)(b)	154,873	521,922
Bravo Brio Restaurant Group Inc.(a)(b)	245,791	4,215,316
Brown Shoe Co. Inc.	533,937	4,752,039
Buckle Inc. (The)(b)	343,238	14,028,137
Buffalo Wild Wings Inc.(a)(b)	233,473	15,761,762
Build-A-Bear Workshop Inc.(a)	189,397	1,602,299
Cabela’s Inc.(a)(b)	551,236	14,012,419
Caribou Coffee Co. Inc.(a)(b)	168,680	2,353,086
Carrols Restaurant Group Inc.(a)(b)	157,990	1,827,944
Casey’s General Stores Inc.	482,774	24,867,689
Cash America International Inc.	374,110	17,444,749
Casual Male Retail Group Inc.(a)	535,772	1,832,340
Cato Corp. (The) Class A	351,443	8,504,921
CEC Entertainment Inc.	253,501	8,733,109
Charming Shoppes Inc.(a)(b)	1,475,995	7,232,376
Cheesecake Factory Inc. (The)(a)	735,644	21,591,151
Children’s Place Retail Stores Inc. (The)(a)(b)	331,797	17,625,057
Christopher & Banks Corp.	454,458	1,063,432
Citi Trends Inc.(a)	194,973	1,711,863
Coinstar Inc.(a)(b)	399,406	18,228,890
Coldwater Creek Inc.(a)	918,010	1,083,252
Collective Brands Inc.(a)(b)	782,114	11,238,978
Conn’s Inc.(a)(b)	185,445	2,058,440
Cost Plus Inc.(a)(b)	238,082	2,321,300
Cracker Barrel Old Country Store Inc.	292,639	14,751,932
Denny’s Corp.(a)	1,273,192	4,787,202
Destination Maternity Corp.	139,542	2,333,142
DineEquity Inc.(a)(b)	197,798	8,349,054
Domino’s Pizza Inc.(a)(b)	742,580	25,210,591
Einstein Noah Restaurant Group Inc.	79,740	1,261,487
Express Inc.(a)	703,340	14,024,600
EZCORP Inc. Class A NVS(a)	598,928	15,793,731
Finish Line Inc. (The) Class A	660,262	12,733,153
First Cash Financial Services Inc.(a)	399,282	14,010,805
Francesca’s Holdings Corp.(a)	128,091	2,215,974
Fred’s Inc. Class A	472,833	6,893,905
Genesco Inc.(a)(b)	301,799	18,633,070
GNC Holdings Inc. Class A(a)(b)	290,732	8,416,691
Gordmans Stores Inc.(a)(b)	68,537	861,510
Group 1 Automotive Inc.(b)	290,209	15,032,826
Haverty Furniture Companies Inc.	243,383	2,672,345
hhgregg Inc.(a)(b)	214,909	3,105,435
Hibbett Sports Inc.(a)(b)	348,913	15,763,889
Hot Topic Inc.	539,135	3,563,682
HSN Inc.	508,963	18,454,998
Jack in the Box Inc.(a)	561,338	11,731,964

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Jamba Inc.(a)(b)	827,074	1,083,467
Jos. A. Bank Clothiers Inc.(a)(b)	351,812	17,154,353
Kenneth Cole Productions Inc. Class A(a)	96,965	1,026,859
Kirkland’s Inc.(a)	217,684	2,895,197
Krispy Kreme Doughnuts Inc.(a)(b)	749,157	4,899,487
Lithia Motors Inc. Class A	279,462	6,109,039
Liz Claiborne Inc.(a)(b)	1,209,089	10,434,438
Luby’s Inc.(a)	235,998	1,064,351
Lumber Liquidators Holdings Inc.(a)(b)	295,404	5,216,835
MarineMax Inc.(a)	295,172	1,924,521
Mattress Firm Holding Corp.(a)	74,878	1,736,421
McCormick & Schmick’s Seafood Restaurants Inc.(a)(b)	155,251	1,356,894
Men’s Wearhouse Inc. (The)	655,780	21,253,830
New York & Co. Inc.(a)	341,172	907,518
Nu Skin Enterprises Inc. Class A(b)	697,812	33,892,729
O’Charley’s Inc.(a)(b)	231,302	1,269,848
Office Depot Inc.(a)	3,551,169	7,635,013
OfficeMax Inc.(a)(b)	1,103,720	5,010,889
P.F. Chang’s China Bistro Inc.(b)	270,755	8,369,037
Pacific Sunwear of California Inc.(a)(b)	606,537	1,037,178
Pantry Inc. (The)(a)(b)	293,135	3,508,826
Papa John’s International Inc.(a)	238,192	8,975,075
PC Connection Inc.	119,825	1,328,859
Penske Automotive Group Inc.	569,680	10,966,340
Pep Boys - Manny, Moe & Jack (The)	722,917	7,952,087
PetMed Express Inc.(b)	259,652	2,695,188
Pier 1 Imports Inc.(a)	1,249,899	17,411,093
PriceSmart Inc.	226,346	15,751,418
Red Robin Gourmet Burgers Inc.(a)	167,237	4,632,465
Regis Corp.	738,655	12,224,740
Rite Aid Corp.(a)(b)	7,545,878	9,507,806
Ruby Tuesday Inc.(a)(b)	834,063	5,755,035
rue21 Inc.(a)(b)	192,190	4,151,304
Rush Enterprises Inc. Class A(a)(b)	411,568	8,610,003
Ruth’s Hospitality Group Inc.(a)	441,419	2,193,852
Saks Inc.(a)(b)	1,469,341	14,326,075
Shoe Carnival Inc.(a)(b)	115,951	2,979,941
Sonic Automotive Inc.	515,080	7,628,335
Sonic Corp.(a)	792,765	5,335,308
Stage Stores Inc.	398,517	5,535,401
Stein Mart Inc.(a)	347,865	2,368,961
Steinway Musical Instruments Inc.(a)	85,601	2,143,449
Susser Holdings Corp.(a)	120,703	2,730,302
Systemax Inc.(a)	137,546	2,257,130
Talbots Inc. (The)(a)(b)	883,043	2,348,894
Teavana Holdings Inc.(a)(b)	89,801	1,686,463
Texas Roadhouse Inc.	801,679	11,945,017
Tuesday Morning Corp.(a)	563,924	1,945,538
Vera Bradley Inc.(a)(b)	253,438	8,173,375
Vitamin Shoppe Inc.(a)	315,781	12,593,346
West Marine Inc.(a)	188,271	2,189,592
Wet Seal Inc. Class A(a)	1,144,254	3,730,268
Winmark Corp.	28,988	1,663,042
World Fuel Services Corp.	901,769	37,856,263
Zale Corp.(a)(b)	403,238	1,536,337
Zumiez Inc.(a)(b)	270,177	7,500,114

		950,141,102

SAVINGS & LOANS—0.95%
Astoria Financial Corp.	1,110,280	9,426,277
Bank Mutual Corp.	602,093	1,914,656
BankFinancial Corp.	274,188	1,513,518

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Beneficial Mutual Bancorp Inc.(a)(b)	419,678	3,508,508
Berkshire Hills Bancorp Inc.	266,022	5,903,028
BofI Holding Inc.(a)(b)	123,206	2,002,098
Brookline Bancorp Inc.	758,237	6,399,520
Cape Bancorp Inc.(a)(b)	143,974	1,130,196
Charter Financial Corp.	85,381	790,628
Clifton Savings Bancorp Inc.	109,930	1,020,150
Dime Community Bancshares Inc.	397,447	5,007,832
ESB Financial Corp.(b)	161,935	2,278,425
ESSA Bancorp Inc.	133,635	1,399,158
First Defiance Financial Corp.	122,041	1,780,578
First Financial Holdings Inc.	210,484	1,879,622
First PacTrust Bancorp Inc.	128,863	1,320,846
Flagstar Bancorp Inc.(a)	2,453,994	1,239,267
Flushing Financial Corp.	403,306	5,093,755
Fox Chase Bancorp Inc.	174,502	2,203,960
Home Federal Bancorp Inc.	209,429	2,178,062
Investors Bancorp Inc.(a)	591,729	7,976,507
Kearny Financial Corp.	170,346	1,618,287
Meridian Interstate Bancorp Inc.(a)(b)	112,896	1,405,555
Northfield Bancorp Inc.	220,692	3,124,999
Northwest Bancshares Inc.	1,243,972	15,475,012
OceanFirst Financial Corp.	190,447	2,489,142
Oritani Financial Corp.	584,091	7,458,842
Provident Financial Services Inc.	772,401	10,342,449
Provident New York Bancorp	480,215	3,188,628
Rockville Financial Inc.	380,893	3,946,052
Roma Financial Corp.	97,636	960,738
Territorial Bancorp Inc.	140,963	2,784,019
United Financial Bancorp Inc.	204,484	3,290,148
ViewPoint Financial Group	444,084	5,777,533
Westfield Financial Inc.	355,553	2,616,870
WSFS Financial Corp.	82,783	2,976,877

		133,421,742
SEMICONDUCTORS—3.32%
Advanced Analogic Technologies Inc.(a)	543,411	3,140,916
Aeroflex Holding Corp.(a)(b)	256,276	2,624,266
Alpha & Omega Semiconductor Ltd.(a)(b)	184,476	1,348,520
Amkor Technology Inc.(a)(b)	1,233,936	5,379,961
Amtech Systems Inc.(a)	126,175	1,073,749
ANADIGICS Inc.(a)	877,242	1,921,160
Applied Micro Circuits Corp.(a)(b)	815,370	5,479,286
ATMI Inc.(a)	404,776	8,107,663
Axcelis Technologies Inc.(a)	1,387,433	1,845,286
AXT Inc.(a)(b)	415,121	1,731,055
Brooks Automation Inc.	841,452	8,641,712
Cabot Microelectronics Corp.(a)(b)	300,131	14,181,190
Cavium Inc.(a)(b)	616,090	17,515,439
CEVA Inc.(a)(b)	294,503	8,911,661
Cirrus Logic Inc.(a)(b)	842,998	13,361,518
Cohu Inc.	310,755	3,527,069
Diodes Inc.(a)(b)	451,252	9,611,668
DSP Group Inc.(a)	247,430	1,289,110
eMagin Corp.(a)(b)	236,987	876,852
EMCORE Corp.(a)(b)	1,108,873	956,181
Emulex Corp.(a)	1,125,542	7,721,218
Entegris Inc.(a)(b)	1,711,678	14,934,391
Entropic Communications Inc.(a)(b)	1,084,720	5,542,919
Exar Corp.(a)	463,312	3,011,528
FormFactor Inc.(a)(b)	650,279	3,290,412
FSI International Inc.(a)(b)	484,308	1,772,567

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

GSI Group Inc.(a)(b)	334,853	3,425,546
GSI Technology Inc.(a)	253,154	1,184,761
GT Advanced Technologies Inc.(a)(b)	1,601,510	11,594,932
Hittite Microwave Corp.(a)	398,767	19,691,114
Inphi Corp.(a)(b)	276,138	3,302,611
Integrated Device Technology Inc.(a)	1,890,576	10,322,545
Integrated Silicon Solution Inc.(a)	337,238	3,082,355
Intermolecular Inc.(a)(b)	126,136	1,082,247
IXYS Corp.(a)(b)	311,271	3,371,065
Kopin Corp.(a)(b)	869,478	3,373,575
Kulicke and Soffa Industries Inc.(a)	920,387	8,513,580
Lattice Semiconductor Corp.(a)	1,505,982	8,945,533
LTX-Credence Corp.(a)	637,987	3,413,230
MaxLinear Inc.(a)(b)	200,672	953,192
Micrel Inc.	645,812	6,529,159
Microsemi Corp.(a)	1,100,608	18,435,184
Mindspeed Technologies Inc.(a)(b)	436,322	1,998,355
MIPS Technologies Inc.(a)	672,668	3,000,099
MKS Instruments Inc.	665,183	18,505,391
Monolithic Power Systems Inc.(a)(b)	385,172	5,804,542
MoSys Inc.(a)(b)	409,602	1,720,328
Nanometrics Inc.(a)	258,988	4,770,559
NetLogic Microsystems Inc.(a)	869,965	43,124,165
OmniVision Technologies Inc.(a)(b)	737,049	9,017,795
Pericom Semiconductor Corp.(a)	317,442	2,415,734
Photronics Inc.(a)(b)	744,366	4,525,745
PLX Technology Inc.(a)(b)	559,390	1,605,449
Power Integrations Inc.(b)	367,332	12,180,729
Rambus Inc.(a)(b)	1,247,837	9,421,169
Richardson Electronics Ltd.	179,004	2,199,959
Rubicon Technology Inc.(a)(b)	220,988	2,075,077
Rudolph Technologies Inc.(a)(b)	399,884	3,702,926
Semtech Corp.(a)(b)	830,888	20,622,640
Sigma Designs Inc.(a)	411,340	2,468,040
Silicon Image Inc.(a)	1,011,101	4,752,175
Standard Microsystems Corp.(a)	295,380	7,611,943
Supertex Inc.(a)	131,060	2,474,413
Tessera Technologies Inc.(a)	654,750	10,967,063
TriQuint Semiconductor Inc.(a)(b)	2,094,266	10,199,075
Ultra Clean Holdings Inc.(a)(b)	287,277	1,755,263
Ultratech Inc.(a)	322,104	7,914,095
Veeco Instruments Inc.(a)(b)	517,749	10,769,179
Volterra Semiconductor Corp.(a)(b)	314,389	8,051,502

		468,671,336
SOFTWARE—4.58%
Accelrys Inc.(a)	712,645	4,788,974
ACI Worldwide Inc.(a)	426,088	12,203,160
Actuate Corp.(a)	487,096	2,854,383
Acxiom Corp.(a)	1,033,656	12,620,940
Advent Software Inc.(a)	419,060	10,208,302
American Software Inc. Class A	287,779	2,719,512
Aspen Technology Inc.(a)(b)	1,077,512	18,694,833
athenahealth Inc.(a)(b)	444,183	21,818,269
Avid Technology Inc.(a)	383,562	3,271,784
Blackbaud Inc.	566,793	15,700,166
Bottomline Technologies Inc.(a)(b)	458,337	10,619,668
Callidus Software Inc.(a)(b)	390,322	2,505,867
CommVault Systems Inc.(a)(b)	560,922	23,962,588
Computer Programs and Systems Inc.	141,176	7,215,505
Concur Technologies Inc.(a)(b)	568,629	28,880,667
Convio Inc.(a)(b)	151,818	1,679,107

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Cornerstone OnDemand Inc.(a)(b)	147,585	2,691,950
CSG Systems International Inc.(a)(b)	443,264	6,520,413
Deltek Inc.(a)(b)	279,611	2,745,780
DemandTec Inc.(a)	410,640	5,408,129
Digi International Inc.(a)	326,766	3,646,709
DynaVox Inc.(a)(b)	116,833	425,272
Ebix Inc.(b)	367,796	8,128,292
Ellie Mae Inc.(a)	105,926	598,482
Envestnet Inc.(a)	241,983	2,894,117
EPIQ Systems Inc.	403,106	4,845,334
ePocrates Inc.(a)(b)	77,452	604,126
Fair Isaac Corp.	455,042	16,308,705
FalconStor Software Inc.(a)(b)	385,388	994,301
Geeknet Inc.(a)(b)	55,000	937,750
Glu Mobile Inc.(a)(b)	600,215	1,884,675
Guidance Software Inc.(a)	174,351	1,129,794
Imperva Inc.(a)	71,980	2,505,624
inContact Inc.(a)(b)	385,148	1,706,206
InnerWorkings Inc.(a)(b)	324,794	3,023,832
Interactive Intelligence Group Inc.(a)(b)	181,589	4,162,020
JDA Software Group Inc.(a)	538,996	17,458,080
ManTech International Corp. Class A	297,414	9,291,213
MedAssets Inc.(a)	606,230	5,607,627
Medidata Solutions Inc.(a)(b)	269,361	5,858,602
MedQuist Holdings Inc.(a)	428,253	4,119,794
MicroStrategy Inc. Class A(a)	101,738	11,020,260
Monotype Imaging Holdings Inc.(a)	455,680	7,104,051
NetSuite Inc.(a)(b)	346,799	14,062,699
Omnicell Inc.(a)	420,910	6,953,433
OPNET Technologies Inc.	183,301	6,721,648
Parametric Technology Corp.(a)	1,516,991	27,700,256
PDF Solutions Inc.(a)(b)	293,804	2,047,814
Pegasystems Inc.(b)	212,798	6,256,261
Progress Software Corp.(a)(b)	852,231	16,490,670
PROS Holdings Inc.(a)(b)	275,034	4,092,506
QAD Inc. Class A(a)	85,090	893,445
QLIK Technologies Inc.(a)	896,555	21,696,631
Quality Systems Inc.(b)	495,176	18,316,560
Quest Software Inc.(a)	724,193	13,469,990
RealPage Inc.(a)	387,091	9,781,790
RightNow Technologies Inc.(a)	315,174	13,467,385
Rosetta Stone Inc.(a)(b)	137,677	1,050,475
Schawk Inc.	154,291	1,729,602
SciQuest Inc.(a)	159,509	2,276,193
SeaChange International Inc.(a)(b)	334,488	2,351,451
Smith Micro Software Inc.(a)	450,198	508,724
SolarWinds Inc.(a)(b)	727,679	20,338,628
SS&C Technologies Holdings Inc.(a)(b)	321,410	5,804,665
SuccessFactors Inc.(a)	1,062,530	42,363,071
Synchronoss Technologies Inc.(a)(b)	337,453	10,194,455
SYNNEX Corp.(a)(b)	321,149	9,782,199
Take-Two Interactive Software Inc.(a)(b)	936,494	12,689,494
Taleo Corp. Class A(a)	523,110	20,239,126
Tangoe Inc.(a)	130,965	2,016,861
THQ Inc.(a)(b)	857,477	651,683
Tyler Technologies Inc.(a)	378,980	11,411,088
Ultimate Software Group Inc. (The)(a)(b)	329,912	21,483,869
Verint Systems Inc.(a)	271,325	7,472,290

		645,679,825
STORAGE & WAREHOUSING—0.08%
Mobile Mini Inc.(a)(b)	469,557	8,193,770
Wesco Aircraft Holdings Inc.(a)(b)	268,340	3,754,076

		11,947,846

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

TELECOMMUNICATIONS—2.97%
8x8 Inc.(a)(b)	802,968	2,545,409
ADTRAN Inc.	825,690	24,902,810
Alaska Communications Systems Group Inc.(b)	582,848	1,754,372
Anaren Inc.(a)	194,855	3,238,490
Anixter International Inc.(a)	369,017	22,008,174
ARRIS Group Inc.(a)(b)	1,575,158	17,043,210
Aruba Networks Inc.(a)(b)	1,087,031	20,131,814
Atlantic Tele-Network Inc.	120,917	4,721,809
Aviat Networks Inc.(a)	760,864	1,392,381
Black Box Corp.	228,838	6,416,618
Calix Inc.(a)(b)	476,708	3,084,301
Cbeyond Inc.(a)	362,587	2,904,322
Cincinnati Bell Inc.(a)	2,541,317	7,700,191
Communications Systems Inc.	83,407	1,172,702
Comtech Telecommunications Corp.	259,189	7,417,989
Consolidated Communications Holdings Inc.	333,032	6,344,260
Dialogic Inc.(a)(b)	193,828	232,594
DigitalGlobe Inc.(a)	450,775	7,712,760
Extreme Networks Inc.(a)(b)	1,189,002	3,471,886
Fairpoint Communications Inc.(a)(b)	270,551	1,171,486
Finisar Corp.(a)(b)	1,142,223	19,126,524
General Communication Inc. Class A(a)	527,950	5,168,631
GeoEye Inc.(a)	282,914	6,286,349
Globalstar Inc.(a)(b)	1,283,582	693,134
Globecomm Systems Inc.(a)(b)	289,237	3,956,762
Harmonic Inc.(a)	1,470,806	7,412,862
Hickory Tech Corp.	174,514	1,933,615
IDT Corp. Class B	175,413	1,645,374
Infinera Corp.(a)	1,327,879	8,339,080
InterDigital Inc.(b)	577,471	25,160,411
Iridium Communications Inc.(a)(b)	561,873	4,332,041
Ixia(a)(b)	494,871	5,201,094
KVH Industries Inc.(a)	189,359	1,473,213
Leap Wireless International Inc.(a)(b)	718,684	6,676,574
LogMeIn Inc.(a)	258,483	9,964,520
Loral Space & Communications Inc.(a)	139,688	9,062,957
Lumos Networks Corp.	189,447	2,906,117
Meru Networks Inc.(a)(b)	135,097	557,951
Motricity Inc.(a)	456,769	411,092
NeoPhotonics Corp.(a)(b)	109,085	499,609
NETGEAR Inc.(a)	466,312	15,654,094
Neutral Tandem Inc.(a)	399,724	4,273,050
Novatel Wireless Inc.(a)	402,258	1,259,068
NTELOS Holdings Corp.	189,746	3,867,023
Numerex Corp. Class A(a)(b)	119,822	986,135
Oclaro Inc.(a)(b)	658,491	1,856,945
Oplink Communications Inc.(a)	248,558	4,093,750
Opnext Inc.(a)(b)	548,239	442,867
ORBCOMM Inc.(a)	434,656	1,299,621
Plantronics Inc.	554,702	19,769,579
Powerwave Technologies Inc.(a)(b)	411,828	856,602
Preformed Line Products Co.	31,987	1,908,344
Premiere Global Services Inc.(a)	670,525	5,679,347
Procera Networks Inc.(a)	184,170	2,869,369
RF Micro Devices Inc.(a)(b)	3,517,479	18,994,387
RigNet Inc.(a)	73,481	1,230,072
Shenandoah Telecommunications Co.	306,356	3,210,611
ShoreTel Inc.(a)	601,710	3,838,910

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Sonus Networks Inc.(a)	2,704,431	6,490,634
SureWest Communications	183,640	2,209,189
Sycamore Networks Inc.(a)	255,362	4,570,980
Symmetricom Inc.(a)	548,117	2,954,351
Tekelec(a)	789,413	8,628,284
TeleNav Inc.(a)(b)	208,301	1,626,831
Ubiquiti Networks Inc.(a)(b)	109,061	1,988,182
UniTek Global Services Inc.(a)	137,850	624,461
USA Mobility Inc.	285,027	3,953,324
ViaSat Inc.(a)(b)	463,216	21,363,522
Vonage Holdings Corp.(a)	1,759,561	4,310,924
Westell Technologies Inc.(a)(b)	666,305	1,479,197

		418,465,141
TEXTILES—0.12%
G&K Services Inc. Class A	239,372	6,968,119
UniFirst Corp.	179,780	10,200,717

		17,168,836
TOYS, GAMES & HOBBIES—0.06%
JAKKS Pacific Inc.	348,624	4,919,085
LeapFrog Enterprises Inc.(a)	522,045	2,918,231

		7,837,316
TRANSPORTATION—1.92%
Air Transport Services Group Inc.(a)(b)	694,629	3,278,649
Arkansas Best Corp.	325,729	6,276,798
Atlas Air Worldwide Holdings Inc.(a)(b)	334,534	12,856,142
Baltic Trading Ltd.	203,780	967,955
Bristow Group Inc.	462,644	21,924,699
CAI International Inc.(a)(b)	157,623	2,436,851
Celadon Group Inc.	253,439	2,993,114
Covenant Transportation Group Class A(a)(b)	104,606	310,680
DHT Maritime Inc.	816,392	604,130
Eagle Bulk Shipping Inc.(a)(b)	793,736	747,779
Echo Global Logistics Inc.(a)(b)	141,327	2,282,431
Excel Maritime Carriers Ltd.(a)(b)	573,826	832,048
Forward Air Corp.	374,595	12,005,770
Frontline Ltd.(b)	663,957	2,848,375
Genco Shipping & Trading Ltd.(a)(b)	381,931	2,581,853
Genesee & Wyoming Inc. Class A(a)(b)	504,698	30,574,605
Golar LNG Ltd.	507,581	22,561,975
GulfMark Offshore Inc. Class A(a)	302,462	12,706,429
Heartland Express Inc.	641,179	9,162,448
Hub Group Inc. Class A(a)	468,941	15,207,757
International Shipholding Corp.	69,564	1,300,151
Knight Transportation Inc.	776,137	12,138,783
Knightsbridge Tankers Ltd.(b)	282,507	3,861,871
Marten Transport Ltd.	200,697	3,610,539
Nordic American Tankers Ltd.(b)	604,336	7,245,989
Old Dominion Freight Line Inc.(a)(b)	604,374	24,495,278
Overseas Shipholding Group Inc.(b)	338,070	3,695,105
Pacer International Inc.(a)	456,279	2,441,093
Patriot Transportation Holding Inc.(a)(b)	81,049	1,758,763
PHI Inc.(a)(b)	164,859	4,096,746
Quality Distribution Inc.(a)	195,119	2,195,089
RailAmerica Inc.(a)(b)	275,410	4,100,855
Roadrunner Transportation Systems Inc.(a)	116,722	1,649,282
Saia Inc.(a)(b)	200,052	2,496,649
Scorpio Tankers Inc.(a)(b)	384,329	1,879,369

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

Ship Finance International Ltd.(b)	570,866	5,331,888
Swift Transportation Co.(a)	1,011,700	8,336,408
Teekay Tankers Ltd. Class A(b)	548,213	1,929,710
Ultrapetrol (Bahamas) Ltd.(a)(b)	273,650	815,477
Universal Truckload Services Inc.	70,263	1,275,273
Werner Enterprises Inc.	557,749	13,441,751

		271,256,557
TRUCKING & LEASING—0.20%
AMERCO	110,878	9,801,615
Greenbrier Companies Inc. (The)(a)(b)	252,559	6,132,133
TAL International Group Inc.(b)	279,618	8,050,202
Textainer Group Holdings Ltd.	143,830	4,188,330

		28,172,280
VENTURE CAPITAL—0.05%
Fidus Investment Corp.(b)	68,616	889,949
Harris & Harris Group Inc.(a)(b)	394,586	1,365,268
Hercules Technology Growth Capital Inc.	562,102	5,306,243

		7,561,460
WATER—0.30%
American States Water Co.	238,117	8,310,283
Artesian Resources Corp. Class A	93,141	1,753,845
California Water Service Group	529,906	9,676,084
Connecticut Water Service Inc.	111,332	3,020,437
Consolidated Water Co. Ltd.	182,702	1,567,583
Middlesex Water Co.	197,201	3,679,771
Pennichuck Corp.	59,475	1,714,664
PICO Holdings Inc.(a)	290,830	5,985,281
SJW Corp.	180,996	4,278,746
York Water Co. (The)(b)	161,376	2,846,673

		42,833,367
TOTAL COMMON STOCKS
(Cost: $18,579,462,670)		14,080,838,297

WARRANTS—0.00%

OIL & GAS—0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)(a)(b)	144,927	14

		14

TOTAL WARRANTS
(Cost: $0)		14

SHORT-TERM INVESTMENTS—17.81%

MONEY MARKET FUNDS—17.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(e)(f)	2,294,535,230	2,294,535,230
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(e)(f)	200,430,694	200,430,694
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(e)	16,984,635	16,984,635

		2,511,950,559

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2011

TOTAL SHORT - TERM INVESTMENTS
(Cost: $2,511,950,559)	2,511,950,559

TOTAL INVESTMENTS IN SECURITIES—117.67%
(Cost: $21,091,413,229)	16,592,788,870
Other Assets, Less Liabilities—(17.67)%	(2,491,389,140)

NET ASSETS—100.00%	$14,101,399,730

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.88%

ADVERTISING—0.08%
Marchex Inc. Class B	54,385	$339,906
MDC Partners Inc.	157,526	2,129,752
Valuevision Media Inc. Class A(a)(b)	207,525	390,147

		2,859,805

AEROSPACE & DEFENSE—1.15%
AAR Corp.	63,648	1,220,132
AeroVironment Inc.(a)	107,041	3,368,580
Astronics Corp.(a)	64,977	2,326,826
Cubic Corp.	43,960	1,916,216
GenCorp Inc.(a)	274,000	1,457,680
HEICO Corp.(b)	262,524	15,352,404
Kaman Corp.	92,012	2,513,768
LMI Aerospace Inc.(a)	28,421	498,789
Moog Inc. Class A(a)	27,792	1,220,903
National Presto Industries Inc.	30,168	2,823,725
Orbital Sciences Corp.(a)	154,823	2,249,578
Teledyne Technologies Inc.(a)	64,524	3,539,141
Triumph Group Inc.	27,374	1,600,010

		40,087,752

AGRICULTURE—0.23%
Alico Inc.	7,812	151,318
Limoneira Co.(b)	48,360	817,768
Star Scientific Inc.(a)(b)	597,207	1,301,911
Tejon Ranch Co.(a)(b)	89,312	2,186,358
Vector Group Ltd.	208,508	3,703,102

		8,160,457
AIRLINES—0.17%
Alaska Air Group Inc.(a)	12,439	934,044
Allegiant Travel Co.(a)(b)	93,291	4,976,142

		5,910,186
APPAREL—1.92%
Carter’s Inc.(a)	267,666	10,655,784
Cherokee Inc.	45,805	534,544
Columbia Sportswear Co.	52,547	2,446,063
Crocs Inc.(a)	569,590	8,412,844
Delta Apparel Inc.(a)	4,346	82,965
G-III Apparel Group Ltd.(a)(b)	104,750	2,609,323
Maidenform Brands Inc.(a)	147,901	2,706,588
Oxford Industries Inc.	80,748	3,643,350
Perry Ellis International Inc.(a)	5,207	74,044
R.G. Barry Corp.	5,293	63,939
Steven Madden Ltd.(a)	238,919	8,242,706
True Religion Apparel Inc.(a)	162,661	5,624,817
Warnaco Group Inc. (The)(a)	214,333	10,725,223
Wolverine World Wide Inc.	312,311	11,130,764

		66,952,954

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

AUTO MANUFACTURERS—0.10%
Wabash National Corp.(a)(b)	434,335	3,405,186

		3,405,186
AUTO PARTS & EQUIPMENT—1.25%
Accuride Corp.(a)	25,234	179,666
American Axle & Manufacturing Holdings Inc.(a)	88,549	875,750
Amerigon Inc.(a)(b)	140,212	1,999,423
Commercial Vehicle Group Inc.(a)	181,242	1,638,428
Cooper Tire & Rubber Co.	392,021	5,492,214
Dana Holding Corp.(a)	865,760	10,518,984
Dorman Products Inc.(a)	68,087	2,514,453
Douglas Dynamics Inc.	62,381	912,010
Exide Technologies Inc.(a)(b)	119,120	313,286
Meritor Inc.(a)	405,796	2,158,835
Tenneco Inc.(a)(b)	380,199	11,322,326
Titan International Inc.(b)	266,027	5,176,885
Tower International Inc.(a)	40,621	436,269

		43,538,529
BANKS—0.92%
Arrow Financial Corp.	3,360	78,758
Bank of the Ozarks Inc.	23,757	703,920
Bridge Bancorp Inc.	14,240	283,376
Bryn Mawr Bank Corp.	17,571	342,459
Cass Information Systems Inc.	57,951	2,108,837
Enterprise Financial Services Corp.	13,478	199,474
First Financial Bankshares Inc.(b)	89,028	2,976,206
Hampton Roads Bankshares Inc.(a)(b)	60,692	166,296
S.Y. Bancorp Inc.	11,196	229,854
Signature Bank(a)(b)	290,358	17,418,577
SVB Financial Group(a)	59,660	2,845,185
Taylor Capital Group Inc.(a)(b)	25,626	249,085
TrustCo Bank Corp. NY	30,202	169,433
Walker & Dunlop Inc.(a)	66,418	834,210
Westamerica Bancorp	83,082	3,647,300

		32,252,970
BEVERAGES—0.40%
Boston Beer Co. Inc. (The) Class A(a)(b)	51,902	5,634,481
Coca-Cola Bottling Co. Consolidated	28,597	1,674,354
Craft Brewers Alliance Inc.(a)	21,484	129,334
Farmer Bros. Co.	2,545	19,444
National Beverage Corp.(a)	71,756	1,153,119
Peet’s Coffee & Tea Inc.(a)(b)	80,913	5,071,627
Primo Water Corp.(a)(b)	62,010	188,510

		13,870,869
BIOTECHNOLOGY—3.67%
Acorda Therapeutics Inc.(a)(b)	248,909	5,933,991
Aegerion Pharmaceuticals Inc.(a)	57,096	955,787
Affymax Inc.(a)	106,434	703,529
Alnylam Pharmaceuticals Inc.(a)	232,076	1,891,419
AMAG Pharmaceuticals Inc.(a)	14,427	272,815
Arena Pharmaceuticals Inc.(a)	70,425	131,695
ARIAD Pharmaceuticals Inc.(a)(b)	832,842	10,202,315
ArQule Inc.(a)	337,176	1,901,673
Astex Pharmaceuticals Inc.(a)	24,397	46,110

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

BioCryst Pharmaceuticals Inc.(a)(b)	178,673	441,322
BioSante Pharmaceuticals Inc.(a)(b)	689,380	346,138
Biotime Inc.(a)(b)	151,335	879,256
Cell Therapeutics Inc.(a)(b)	1,061,695	1,231,566
Celldex Therapeutics Inc.(a)(b)	40,073	104,190
Chelsea Therapeutics International Ltd.(a)(b)	338,975	1,738,942
Cleveland Biolabs Inc.(a)(b)	177,012	506,254
Complete Genomics Inc.(a)(b)	61,355	179,770
Cubist Pharmaceuticals Inc.(a)	377,355	14,950,805
Curis Inc.(a)(b)	345,130	1,615,208
Dynavax Technologies Corp.(a)(b)	965,856	3,206,642
Emergent BioSolutions Inc.(a)	154,388	2,599,894
Enzo Biochem Inc.(a)	19,794	44,339
Enzon Pharmaceuticals Inc.(a)(b)	15,336	102,751
Exact Sciences Corp.(a)(b)	245,312	1,991,934
Exelixis Inc.(a)(b)	806,317	3,817,911
Geron Corp.(a)	177,586	262,827
GTx Inc.(a)(b)	136,833	459,759
Halozyme Therapeutics Inc.(a)	518,332	4,929,337
Harvard Bioscience Inc.(a)	8,713	33,719
ImmunoGen Inc.(a)	339,802	3,934,907
Immunomedics Inc.(a)(b)	416,879	1,388,207
Incyte Corp.(a)(b)	558,061	8,376,496
Inhibitex Inc.(a)	291,404	3,187,960
InterMune Inc.(a)	158,541	1,997,617
Lexicon Pharmaceuticals Inc.(a)	367,467	474,032
Ligand Pharmaceuticals Inc. Class B(a)(b)	125,185	1,485,946
Medicines Co. (The)(a)	192,511	3,588,405
Micromet Inc.(a)(b)	292,870	2,105,735
Momenta Pharmaceuticals Inc.(a)(b)	290,260	5,047,621
NewLink Genetics Corp.(a)(b)	32,191	226,625
Novavax Inc.(a)	408,034	514,123
NPS Pharmaceuticals Inc.(a)	544,015	3,585,059
Nymox Pharmaceutical Corp.(a)(b)	99,200	815,424
OncoGenex Pharmaceutical Inc.(a)	60,010	704,517
Oncothyreon Inc.(a)(b)	186,521	1,413,829
Pacific Biosciences of California Inc.(a)	46,354	129,791
PDL BioPharma Inc.(b)	727,611	4,511,188
Peregrine Pharmaceuticals Inc.(a)(b)	496,242	511,129
PharmAthene Inc.(a)(b)	220,373	279,874
RTI Biologics Inc.(a)	19,434	86,287
Sangamo BioSciences Inc.(a)(b)	333,250	946,430
Seattle Genetics Inc.(a)(b)	606,767	10,142,110
Sequenom Inc.(a)	432,108	1,922,881
Spectrum Pharmaceuticals Inc.(a)(b)	362,187	5,298,796
Sunesis Pharmaceuticals Inc.(a)	164,239	192,160
Transcept Pharmaceuticals Inc.(a)(b)	24,658	193,072
Trius Therapeutics Inc.(a)(b)	47,848	342,113
Vical Inc.(a)(b)	398,347	1,756,710
ZIOPHARM Oncology Inc.(a)(b)	369,848	1,631,030

		128,271,972
BUILDING MATERIALS—0.44%
AAON Inc.	118,187	2,421,652
Broadwind Energy Inc.(a)	246,497	167,618
Drew Industries Inc.(a)	45,927	1,126,589
Eagle Materials Inc.	227,094	5,827,232
Interline Brands Inc.(a)	18,355	285,787
Trex Co. Inc.(a)	98,097	2,247,402
USG Corp.(a)(b)	321,168	3,263,067

		15,339,347

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

CHEMICALS—1.70%
A. Schulman Inc.	9,840	208,411
American Vanguard Corp.	22,365	298,349
Balchem Corp.	182,088	7,381,848
Chemtura Corp.(a)	372,205	4,220,805
Codexis Inc.(a)(b)	157,605	835,307
H.B. Fuller Co.	20,781	480,249
Hawkins Inc.(b)	54,989	2,026,895
Innophos Holdings Inc.	137,038	6,654,565
Innospec Inc.(a)	133,934	3,759,527
KMG Chemicals Inc.	38,931	672,338
Kraton Performance Polymers Inc.(a)	175,371	3,560,031
NewMarket Corp.	56,859	11,264,337
Oil-Dri Corp. of America	5,104	103,305
Olin Corp.	303,143	5,956,760
OMNOVA Solutions Inc.(a)	286,092	1,318,884
PolyOne Corp.	426,971	4,931,515
Quaker Chemical Corp.	60,911	2,368,829
TPC Group Inc.(a)	54,159	1,263,529
Zep Inc.	137,895	1,927,772

		59,233,256
COAL—0.20%
Cloud Peak Energy Inc.(a)	80,311	1,551,609
Hallador Energy Co.	25,394	252,162
Patriot Coal Corp.(a)(b)	538,752	4,563,229
SunCoke Energy Inc.(a)(b)	39,038	437,226
Westmoreland Coal Co.(a)	16,573	211,306

		7,015,532
COMMERCIAL SERVICES—8.50%
ABM Industries Inc.	92,760	1,912,711
Acacia Research Corp.(a)	269,537	9,840,796
Accretive Health Inc.(a)(b)	252,832	5,810,079
Advance America Cash Advance Centers Inc.	41,185	368,606
Advisory Board Co. (The)(a)(b)	99,664	7,396,065
American Public Education Inc.(a)(b)	112,793	4,881,681
American Reprographics Co.(a)	32,955	151,263
AMN Healthcare Services Inc.(a)	111,345	493,258
Arbitron Inc.	171,085	5,887,035
AVEO Pharmaceuticals Inc.(a)	198,288	3,410,554
Avis Budget Group Inc.(a)(b)	662,440	7,101,357
Bridgepoint Education Inc.(a)(b)	112,263	2,582,049
Capella Education Co.(a)	91,204	3,287,904
Cardtronics Inc.(a)	272,035	7,361,267
CDI Corp.	10,381	143,362
Cenveo Inc.(a)	181,127	615,832
Chemed Corp.	125,568	6,430,337
Consolidated Graphics Inc.(a)	53,297	2,573,179
Corporate Executive Board Co. (The)	217,078	8,270,672
CorVel Corp.(a)	38,817	2,007,227
CoStar Group Inc.(a)(b)	159,536	10,645,837
CRA International Inc.(a)	11,815	234,410
Deluxe Corp.	322,868	7,348,476
DFC Global Corp.(a)(b)	274,115	4,950,517
Dollar Thrifty Automotive Group Inc.(a)	182,130	12,796,454
Electro Rent Corp.	48,049	824,040
Essex Rental Corp.(a)	13,564	40,014
ExamWorks Group Inc.(a)	169,093	1,603,002
ExlService Holdings Inc.(a)	101,915	2,279,839

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

Forrester Research Inc.(a)	93,201	3,163,242
Grand Canyon Education Inc.(a)	181,645	2,899,054
H&E Equipment Services Inc.(a)	82,111	1,101,930
Hackett Group Inc. (The)(a)	122,148	456,834
Healthcare Services Group Inc.	416,829	7,373,705
Heartland Payment Systems Inc.	243,281	5,926,325
Heidrick & Struggles International Inc.	8,814	189,854
HMS Holdings Corp.(a)(b)	533,652	17,066,191
Huron Consulting Group Inc.(a)(b)	131,824	5,106,862
ICF International Inc.(a)	44,404	1,100,331
Insperity Inc.	144,891	3,672,987
Intersections Inc.	61,044	676,978
K12 Inc.(a)(b)	164,046	2,942,985
Kenexa Corp.(a)	165,694	4,424,030
Kforce Inc.(a)	166,602	2,054,203
Korn/Ferry International(a)	16,236	276,986
Landauer Inc.	59,023	3,039,684
Matthews International Corp. Class A	71,466	2,246,176
MAXIMUS Inc.	219,025	9,056,684
McGrath RentCorp	64,923	1,882,118
Medifast Inc.(a)(b)	87,158	1,195,808
MoneyGram International Inc.(a)	61,194	1,086,193
Monro Muffler Brake Inc.	191,830	7,441,086
Multi-Color Corp.	3,702	95,252
National American University Holdings Inc.	54,749	414,997
National Research Corp.	11,260	437,001
Odyssey Marine Exploration Inc.(a)(b)	120,045	328,923
On Assignment Inc.(a)	24,445	273,295
PAREXEL International Corp.(a)(b)	336,358	6,976,065
Pendrell Corp.(a)	601,955	1,541,005
PRGX Global Inc.(a)	120,724	718,308
Providence Service Corp. (The)(a)	16,207	223,008
Quad Graphics Inc.(b)	14,035	201,262
Rollins Inc.	399,992	8,887,822
RPX Corp.(a)	61,060	772,409
ServiceSource International Inc.(a)(b)	64,311	1,009,040
Sotheby’s	424,752	12,118,175
Standard Parking Corp.(a)(b)	99,166	1,772,096
Steiner Leisure Ltd.(a)(b)	94,980	4,311,142
Strayer Education Inc.(b)	76,967	7,480,423
Swisher Hygiene Inc.(a)(b)	531,299	1,987,058
Team Health Holdings Inc.(a)	167,255	3,691,318
Team Inc.(a)	123,322	3,668,829
TeleTech Holdings Inc.(a)	160,708	2,603,470
TMS International Corp.(a)	32,311	319,233
TNS Inc.(a)	160,347	2,841,349
Transcend Services Inc.(a)(b)	54,447	1,292,027
TrueBlue Inc.(a)	166,156	2,306,245
United Rentals Inc.(a)(b)	116,870	3,453,508
Universal Technical Institute Inc.(a)	134,322	1,716,635
Valassis Communications Inc.(a)(b)	282,748	5,437,244
Viad Corp.	16,758	292,930
Wright Express Corp.(a)	243,005	13,190,311
Zillow Inc.(a)(b)	6,183	138,994
Zipcar Inc.(a)(b)	51,425	690,123

		296,817,566
COMPUTERS—2.77%
3D Systems Corp.(a)(b)	264,187	3,804,293
CACI International Inc. Class A(a)(b)	11,828	661,422
Carbonite Inc.(a)(b)	32,232	357,775
Computer Task Group Inc.(a)	65,411	920,987

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

Digimarc Corp.(a)(b)	39,310	939,116
Dot Hill Systems Corp.(a)	79,625	105,901
Echelon Corp.(a)(b)	222,102	1,081,637
Electronics For Imaging Inc.(a)	20,217	288,092
iGATE Corp.(a)	195,824	3,080,312
Immersion Corp.(a)	167,438	867,329
j2 Global Inc.	290,470	8,173,826
Jack Henry & Associates Inc.	543,600	18,270,396
LivePerson Inc.(a)	332,583	4,173,917
Magma Design Automation Inc.(a)(b)	423,666	3,041,922
Manhattan Associates Inc.(a)	128,884	5,217,224
Maxwell Technologies Inc.(a)(b)	175,640	2,852,394
Mentor Graphics Corp.(a)	270,587	3,669,160
MTS Systems Corp.	98,598	4,017,869
NCI Inc. Class A(a)	7,305	85,103
NetScout Systems Inc.(a)	236,050	4,154,480
OCZ Technology Group Inc.(a)(b)	323,315	2,137,112
RealD Inc.(a)	259,860	2,063,288
Silicon Graphics International Corp.(a)(b)	196,290	2,249,483
STEC Inc.(a)(b)	232,271	1,995,208
Stratasys Inc.(a)(b)	132,642	4,033,643
Super Micro Computer Inc.(a)(b)	168,936	2,648,916
Sykes Enterprises Inc.(a)	29,747	465,838
Synaptics Inc.(a)(b)	203,103	6,123,555
Syntel Inc.	97,095	4,541,133
Unisys Corp.(a)(b)	112,439	2,216,173
Virtusa Corp.(a)	95,675	1,385,374
Wave Systems Corp. Class A(a)(b)	526,667	1,142,867

		96,765,745
COSMETICS & PERSONAL CARE—0.18%
Elizabeth Arden Inc.(a)(b)	125,773	4,658,632
Inter Parfums Inc.	101,450	1,578,562

		6,237,194
DISTRIBUTION & WHOLESALE—1.52%
Beacon Roofing Supply Inc.(a)	290,106	5,868,844
Brightpoint Inc.(a)	186,201	2,003,523
Core-Mark Holding Co. Inc.	9,626	381,190
Houston Wire & Cable Co.	111,385	1,539,341
MWI Veterinary Supply Inc.(a)	79,095	5,255,072
Owens & Minor Inc.	327,505	9,101,364
Pool Corp.	303,235	9,127,373
Rentrak Corp.(a)(b)	58,778	839,350
ScanSource Inc.(a)	25,240	908,640
Titan Machinery Inc.(a)	30,668	666,416
United Stationers Inc.	174,370	5,677,487
Watsco Inc.	177,481	11,653,402

		53,022,002
DIVERSIFIED FINANCIAL SERVICES—1.84%
Aircastle Ltd.	36,222	460,744
Apollo Residential Mortgage Inc.	39,176	597,826
Artio Global Investors Inc. Class A	180,715	881,889
BGC Partners Inc. Class A	479,233	2,846,644
Cohen & Steers Inc.(b)	93,573	2,704,260
Credit Acceptance Corp.(a)(b)	41,903	3,447,779
Diamond Hill Investment Group Inc.	16,466	1,218,155
Duff & Phelps Corp. Class A	191,373	2,774,908
Encore Capital Group Inc.(a)	101,232	2,152,192

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

Epoch Holding Corp.	92,485	2,055,942
Evercore Partners Inc. Class A	132,739	3,533,512
Financial Engines Inc.(a)(b)	241,747	5,398,211
GAMCO Investors Inc. Class A	27,367	1,190,191
Higher One Holdings Inc.(a)(b)	193,890	3,575,332
Imperial Holdings Inc.(a)	92,448	173,802
Ladenburg Thalmann Financial Services Inc.(a)(b)	671,182	1,664,531
Manning & Napier Inc.(a)	17,715	221,260
MarketAxess Holdings Inc.	180,950	5,448,404
Netspend Holdings Inc.(a)	166,903	1,353,583
Portfolio Recovery Associates Inc.(a)	108,030	7,294,186
Pzena Investment Management Inc. Class A	53,887	233,331
Stifel Financial Corp.(a)	135,136	4,331,109
Teton Advisors Inc. Class B	263	5,257
Virtus Investment Partners Inc.(a)	32,474	2,468,349
Westwood Holdings Group Inc.	38,522	1,407,979
World Acceptance Corp.(a)(b)	94,832	6,970,152

		64,409,528
ELECTRIC—0.11%
Ameresco Inc. Class A(a)(b)	110,881	1,521,287
Atlantic Power Corp.(a)	54,325	776,848
EnerNOC Inc.(a)	44,404	482,671
Genie Energy Ltd. Class B	80,677	639,769
Otter Tail Corp.	11,968	263,535

		3,684,110
ELECTRICAL COMPONENTS & EQUIPMENT—1.39%
A123 Systems Inc.(a)(b)	98,193	158,091
Active Power Inc.(a)(b)	494,489	326,363
Acuity Brands Inc.	272,681	14,452,093
Belden Inc.	255,382	8,499,113
Capstone Turbine Corp.(a)(b)	1,550,296	1,798,343
Coleman Cable Inc.(a)(b)	51,732	450,068
EnerSys Inc.(a)(b)	88,254	2,291,956
Generac Holdings Inc.(a)	58,749	1,646,735
Graham Corp.	62,875	1,410,915
Insteel Industries Inc.	5,275	57,972
Littelfuse Inc.	126,100	5,419,778
Power-One Inc.(a)(b)	401,115	1,568,360
PowerSecure International Inc.(a)	18,041	89,303
SatCon Technology Corp.(a)(b)	556,129	333,733
Universal Display Corp.(a)(b)	241,697	8,867,863
Valence Technology Inc.(a)(b)	217,889	213,531
Vicor Corp.	124,051	987,446

		48,571,663
ELECTRONICS—2.42%
American Science and Engineering Inc.	57,460	3,913,601
Analogic Corp.	58,868	3,374,314
Badger Meter Inc.	78,842	2,320,320
Brady Corp. Class A	25,929	818,579
Coherent Inc.(a)	106,401	5,561,580
Cymer Inc.(a)	47,707	2,373,900
Daktronics Inc.	42,145	403,328
DDi Corp.	33,665	314,094
Electro Scientific Industries Inc.(a)	12,968	187,777
ESCO Technologies Inc.	43,895	1,263,298
FARO Technologies Inc.(a)	103,171	4,745,866
FEI Co.(a)	225,643	9,201,722

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

Fluidigm Corp.(a)	39,865	524,623
II-VI Inc.(a)	326,405	5,992,796
InvenSense Inc.(a)	29,087	289,707
Kemet Corp.(a)	13,903	98,016
LeCroy Corp.(a)	105,202	884,749
Measurement Specialties Inc.(a)	94,778	2,649,993
Microvision Inc.(a)(b)	789,950	284,461
Multi-Fineline Electronix Inc.(a)	9,585	196,972
Newport Corp.(a)	75,543	1,028,140
NVE Corp.(a)	29,952	1,663,235
OSI Systems Inc.(a)	92,790	4,526,296
Plexus Corp.(a)	202,979	5,557,565
Pulse Electronics Corp.	257,119	719,933
Rofin-Sinar Technologies Inc.(a)	84,020	1,919,857
Rogers Corp.(a)	34,735	1,280,332
SRS Labs Inc.(a)(b)	74,542	428,616
Stoneridge Inc.(a)	166,689	1,405,188
Taser International Inc.(a)(b)	351,133	1,797,801
TTM Technologies Inc.(a)	78,850	864,196
Viasystems Group Inc.(a)	1,661	28,104
Watts Water Technologies Inc. Class A	18,574	635,417
Woodward Inc.	387,164	15,846,622
Zagg Inc.(a)(b)	139,417	985,678
Zygo Corp.(a)	15,299	270,027

		84,356,703
ENERGY - ALTERNATE SOURCES—0.23%
Amyris Inc.(a)(b)	110,624	1,276,601
Clean Energy Fuels Corp.(a)(b)	313,502	3,906,235
FuelCell Energy Inc.(a)(b)	798,187	696,019
FutureFuel Corp.	41,310	513,070
Gevo Inc.(a)	36,770	231,283
KiOR Inc. Class A(a)(b)	39,173	398,781
Solazyme Inc.(a)	51,627	614,362
Syntroleum Corp.(a)(b)	551,633	529,568

		8,165,919
ENGINEERING & CONSTRUCTION—0.45%
Argan Inc.	8,312	126,425
Dycom Industries Inc.(a)	37,738	789,479
Exponent Inc.(a)	83,638	3,844,839
MasTec Inc.(a)(b)	356,858	6,198,623
Mistras Group Inc.(a)	93,704	2,388,515
MYR Group Inc.(a)	118,898	2,275,708

		15,623,589
ENTERTAINMENT—1.19%
Churchill Downs Inc.	21,380	1,114,539
Cinemark Holdings Inc.	530,317	9,805,561
Lions Gate Entertainment Corp.(a)(b)	285,962	2,379,204
National CineMedia Inc.	347,043	4,303,333
Pinnacle Entertainment Inc.(a)	22,949	233,162
Scientific Games Corp. Class A(a)	194,121	1,882,974
Shuffle Master Inc.(a)	275,291	3,226,411
Six Flags Entertainment Corp.	263,100	10,850,244
Vail Resorts Inc.	179,704	7,612,261

		41,407,689

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

ENVIRONMENTAL CONTROL—1.43%
Calgon Carbon Corp.(a)	283,610	4,455,513
Casella Waste Systems Inc. Class A(a)	136,286	872,230
Clean Harbors Inc.(a)	295,264	18,817,175
Darling International Inc.(a)	735,146	9,770,090
EnergySolutions Inc.(a)	107,530	332,268
Fuel Tech Inc.(a)	106,768	702,533
Heckmann Corp.(a)(b)	311,666	2,072,579
Heritage-Crystal Clean Inc.(a)(b)	29,289	485,026
Met-Pro Corp.	6,143	55,533
Metalico Inc.(a)	143,372	471,694
Mine Safety Appliances Co.	171,327	5,674,350
Rentech Inc.(a)(b)	1,413,154	1,851,232
Tetra Tech Inc.(a)(b)	78,686	1,698,831
TRC Companies Inc.(a)	109,583	658,594
US Ecology Inc.	109,867	2,063,302
WCA Waste Corp.(a)	7,158	46,598

		50,027,548
FOOD—1.93%
Arden Group Inc. Class A	4,073	366,611
B&G Foods Inc. Class A	171,913	4,137,946
Cal-Maine Foods Inc.	5,271	192,760
Calavo Growers Inc.	74,217	1,905,893
Chefs’ Warehouse Inc. (The)(a)	37,812	675,322
Diamond Foods Inc.(b)	139,318	4,495,792
Dole Food Co. Inc.(a)(b)	41,469	358,707
Fresh Market Inc. (The)(a)(b)	176,629	7,047,497
Hain Celestial Group Inc.(a)	55,539	2,036,060
J&J Snack Foods Corp.	90,202	4,805,963
Lancaster Colony Corp.	118,180	8,194,601
Lifeway Foods Inc.(a)(b)	27,935	269,293
Ruddick Corp.	167,698	7,150,643
Senomyx Inc.(a)(b)	244,626	851,298
Smart Balance Inc.(a)	180,842	969,313
Tootsie Roll Industries Inc.(b)	138,625	3,281,254
TreeHouse Foods Inc.(a)	131,399	8,590,867
United Natural Foods Inc.(a)	304,524	12,184,005

		67,513,825
FOREST PRODUCTS & PAPER—0.16%
Deltic Timber Corp.	68,102	4,112,680
Neenah Paper Inc.	48,445	1,081,292
Xerium Technologies Inc.(a)(b)	68,048	445,034

		5,639,006
GAS—0.06%
South Jersey Industries Inc.	34,014	1,932,335

		1,932,335
HAND & MACHINE TOOLS—0.17%
Franklin Electric Co. Inc.	137,100	5,972,076

		5,972,076
HEALTH CARE - PRODUCTS—5.49%
Abaxis Inc.(a)	142,466	3,942,034

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

ABIOMED Inc.(a)	198,660	3,669,250
Accuray Inc.(a)(b)	377,750	1,597,882
Arthrocare Corp.(a)	172,326	5,459,288
AtriCure Inc.(a)(b)	86,815	963,646
Atrion Corp.	9,973	2,395,814
Bacterin International Holdings Inc.(a)(b)	137,900	394,394
BG Medicine Inc.(a)	41,548	196,107
BIOLASE Technology Inc.(a)(b)	41,435	106,488
BioMimetic Therapeutics Inc.(a)(b)	48,489	138,194
CardioNet Inc.(a)	38,528	91,311
Cardiovascular Systems Inc.(a)(b)	90,538	891,799
Cepheid Inc.(a)	388,846	13,380,191
Cerus Corp.(a)(b)	252,144	706,003
Chindex International Inc.(a)	30,602	260,729
Columbia Laboratories Inc.(a)(b)	388,489	971,222
Conceptus Inc.(a)(b)	196,722	2,486,566
CryoLife Inc.(a)	16,721	80,261
Cyberonics Inc.(a)	178,865	5,991,977
Delcath Systems Inc.(a)(b)	300,181	915,552
DexCom Inc.(a)(b)	421,906	3,927,945
Endologix Inc.(a)	308,892	3,546,080
Exactech Inc.(a)(b)	37,321	614,677
Female Health Co. (The)(b)	114,163	514,875
Genomic Health Inc.(a)(b)	106,791	2,711,423
Haemonetics Corp.(a)	162,153	9,927,007
Hanger Orthopedic Group Inc.(a)	110,378	2,062,965
Hansen Medical Inc.(a)(b)	299,562	772,870
HeartWare International Inc.(a)(b)	75,651	5,219,919
ICU Medical Inc.(a)	18,816	846,720
Insulet Corp.(a)(b)	290,612	5,472,224
Integra LifeSciences Holdings Corp.(a)	123,670	3,812,746
Invacare Corp.	10,110	154,582
IRIS International Inc.(a)	78,711	735,948
Kensey Nash Corp.(a)(b)	54,315	1,042,305
Luminex Corp.(a)	238,442	5,062,124
MAKO Surgical Corp.(a)(b)	201,981	5,091,941
Masimo Corp.(a)	331,406	6,192,321
Medical Action Industries Inc.(a)	44,278	231,574
MEDTOX Scientific Inc.(a)	46,761	656,992
Merge Healthcare Inc.(a)(b)	351,748	1,705,978
Meridian Bioscience Inc.	258,536	4,870,818
Merit Medical Systems Inc.(a)	264,908	3,544,469
Natus Medical Inc.(a)	93,192	878,801
Navidea Biopharmaceuticals Inc.(a)	591,076	1,548,619
NuVasive Inc.(a)	266,564	3,356,041
NxStage Medical Inc.(a)	282,254	5,018,476
OraSure Technologies Inc.(a)(b)	293,844	2,676,919
Orthofix International NV(a)(b)	113,993	4,015,973
PSS World Medical Inc.(a)(b)	349,983	8,466,089
Quidel Corp.(a)(b)	179,072	2,709,359
Rockwell Medical Technologies Inc.(a)(b)	99,141	839,724
SonoSite Inc.(a)	87,178	4,695,407
Spectranetics Corp.(a)	212,263	1,532,539
Staar Surgical Co.(a)(b)	195,968	2,055,704
Stereotaxis Inc.(a)(b)	272,630	224,538
Steris Corp.	372,674	11,113,139
Symmetry Medical Inc.(a)	56,438	450,940
Synergetics USA Inc.(a)(b)	142,415	1,051,023
Synovis Life Technologies Inc.(a)	71,379	1,986,478
Tornier NV(a)(b)	66,761	1,201,698
Unilife Corp.(a)(b)	407,146	1,270,296
Uroplasty Inc.(a)(b)	111,493	473,845
Vascular Solutions Inc.(a)(b)	107,309	1,194,349

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

Volcano Corp.(a)(b)	329,454	7,837,711
West Pharmaceutical Services Inc.	115,894	4,398,177
Young Innovations Inc.	12,458	369,131
Zeltiq Aesthetics Inc.(a)(b)	33,006	374,948
Zoll Medical Corp.(a)	138,234	8,733,624

		191,830,759
HEALTH CARE - SERVICES—1.82%
Air Methods Corp.(a)	71,395	6,029,308
Alliance Healthcare Services Inc.(a)	151,956	191,465
Bio-Reference Laboratories Inc.(a)(b)	154,153	2,508,069
Capital Senior Living Corp.(a)	55,141	437,820
Centene Corp.(a)	197,014	7,799,784
Emeritus Corp.(a)(b)	191,098	3,346,126
Ensign Group Inc. (The)	102,278	2,505,811
HealthSpring Inc.(a)	230,953	12,596,177
IPC The Hospitalist Co. Inc.(a)(b)	103,381	4,726,579
LHC Group Inc.(a)	5,089	65,292
Metropolitan Health Networks Inc.(a)	265,290	1,981,716
Molina Healthcare Inc.(a)	106,322	2,374,170
Neostem Inc.(a)(b)	256,609	130,101
RadNet Inc.(a)	188,448	401,394
Select Medical Holdings Corp.(a)	62,230	527,710
Skilled Healthcare Group Inc. Class A(a)	8,250	45,045
Sunrise Senior Living Inc.(a)(b)	270,400	1,752,192
U.S. Physical Therapy Inc.	74,042	1,457,147
Vanguard Health Systems Inc.(a)	65,111	665,434
WellCare Health Plans Inc.(a)	267,964	14,068,110

		63,609,450
HOLDING COMPANIES - DIVERSIFIED—0.07%
Horizon Pharma Inc.(a)(b)	28,896	115,584
Primoris Services Corp.	147,644	2,204,325

		2,319,909
HOME BUILDERS—0.04%
Winnebago Industries Inc.(a)(b)	182,823	1,349,234

		1,349,234
HOME FURNISHINGS—0.53%
DTS Inc.(a)	110,369	3,006,451
Ethan Allen Interiors Inc.	53,358	1,265,118
Select Comfort Corp.(a)	306,369	6,645,144
Skullcandy Inc.(a)(b)	20,775	260,103
TiVo Inc.(a)	752,398	6,749,010
Universal Electronics Inc.(a)(b)	35,856	604,891

		18,530,717
HOUSEHOLD PRODUCTS & WARES—0.20%
A.T. Cross Co. Class A(a)	54,165	610,981
American Greetings Corp. Class A	15,260	190,903
Spectrum Brands Holdings Inc.(a)	83,097	2,276,858
WD-40 Co.	100,676	4,068,317

		7,147,059

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

HOUSEWARES—0.05%
Libbey Inc.(a)	124,178	1,582,028

		1,582,028
INSURANCE—0.08%
AmTrust Financial Services Inc.	18,906	449,018
Crawford & Co. Class B	159,362	981,670
Flagstone Reinsurance Holdings SA	18,767	155,578
Greenlight Capital Re Ltd. Class A(a)	40,413	956,576
Hallmark Financial Services Inc.(a)	30,357	212,195
State Auto Financial Corp.	11,159	151,651

		2,906,688
INTERNET—4.00%
1-800-FLOWERS.COM Inc.(a)	10,438	22,964
AboveNet Inc.(a)	146,522	9,525,395
Active Network Inc. (The)(a)	78,867	1,072,591
Ancestry.com Inc.(a)(b)	199,356	4,577,214
Angie’s List Inc.(a)(b)	32,820	528,402
Archipelago Learning Inc.(a)	47,241	456,820
Bankrate Inc.(a)	106,537	2,290,545
Blue Coat Systems Inc.(a)	102,540	2,609,643
Blue Nile Inc.(a)(b)	75,258	3,076,547
Boingo Wireless Inc.(a)	26,209	225,397
BroadSoft Inc.(a)	142,167	4,293,443
Cogent Communications Group Inc.(a)(b)	290,398	4,904,822
comScore Inc.(a)	201,384	4,269,341
Constant Contact Inc.(a)(b)	186,121	4,319,868
DealerTrack Holdings Inc.(a)	223,992	6,106,022
Dice Holdings Inc.(a)	307,044	2,545,395
Digital River Inc.(a)	31,031	466,086
ePlus Inc.(a)(b)	1,014	28,676
eResearchTechnology Inc.(a)	156,925	735,978
FriendFinder Networks Inc.(a)(b)	30,906	23,180
Global Sources Ltd.(a)	67,110	325,484
HealthStream Inc.(a)(b)	114,157	2,106,197
ICG Group Inc.(a)	15,682	121,065
InfoSpace Inc.(a)	29,509	324,304
Internap Network Services Corp.(a)	284,709	1,691,171
IntraLinks Holdings Inc.(a)	200,242	1,249,510
Keynote Systems Inc.	92,470	1,899,334
Limelight Networks Inc.(a)(b)	355,991	1,053,733
Lionbridge Technologies Inc.(a)	380,724	871,858
Liquidity Services Inc.(a)	118,607	4,376,598
LoopNet Inc.(a)	103,895	1,899,201
Move Inc.(a)	260,708	1,647,675
NIC Inc.	402,998	5,363,903
NutriSystem Inc.	169,963	2,197,622
OpenTable Inc.(a)(b)	148,649	5,816,635
Openwave Systems Inc.(a)	159,160	251,473
Overstock.com Inc.(a)	71,724	562,316
Perficient Inc.(a)	109,516	1,096,255
Quepasa Corp.(a)(b)	42,205	140,121
QuinStreet Inc.(a)(b)	20,453	191,440
ReachLocal Inc.(a)	61,665	381,090
Responsys Inc.(a)(b)	58,566	520,652
S1 Corp.(a)	44,319	424,133
Saba Software Inc.(a)	180,563	1,424,642
Sapient Corp.	689,803	8,691,518
Shutterfly Inc.(a)(b)	187,689	4,271,802

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

Sourcefire Inc.(a)(b)	179,524	5,812,987
SPS Commerce Inc.(a)(b)	53,330	1,383,913
Stamps.com Inc.(a)	67,500	1,763,775
Support.com Inc.(a)(b)	186,392	419,382
TechTarget Inc.(a)	63,992	373,713
TeleCommunication Systems Inc.(a)	121,516	285,563
Towerstream Corp.(a)(b)	264,564	555,584
Travelzoo Inc.(a)(b)	34,838	856,318
US Auto Parts Network Inc.(a)	91,393	399,387
ValueClick Inc.(a)(b)	495,133	8,065,717
Vasco Data Security International Inc.(a)	170,651	1,112,645
VirnetX Holding Corp.(a)(b)	257,077	6,419,213
Vocus Inc.(a)(b)	111,134	2,454,950
Web.com Group Inc.(a)(b)	183,421	2,100,170
Websense Inc.(a)	252,500	4,729,325
XO Group Inc.(a)	100,493	838,112
Zix Corp.(a)(b)	416,410	1,174,276

		139,723,091
IRON & STEEL—0.02%
Metals USA Holdings Corp.(a)	74,301	835,886

		835,886
LEISURE TIME—0.73%
Ambassadors Group Inc.	25,428	114,680
Brunswick Corp.	560,971	10,131,136
Interval Leisure Group Inc.(a)	254,822	3,468,128
Life Time Fitness Inc.(a)(b)	241,647	11,296,997
Marine Products Corp.(a)(b)	30,578	151,667
Town Sports International Holdings Inc.(a)	53,425	392,674

		25,555,282
LODGING—0.11%
Ameristar Casinos Inc.	203,626	3,520,693
Morgans Hotel Group Co.(a)	49,323	291,006

		3,811,699
MACHINERY—1.96%
Alamo Group Inc.	2,331	62,774
Albany International Corp. Class A	33,495	774,404
Altra Holdings Inc.(a)	168,367	3,170,351
Applied Industrial Technologies Inc.	267,448	9,406,146
Cascade Corp.	2,917	137,595
Chart Industries Inc.(a)(b)	185,341	10,021,388
Cognex Corp.	213,669	7,647,214
Columbus McKinnon Corp.(a)	95,459	1,211,375
DXP Enterprises Inc.(a)	54,493	1,754,675
Flow International Corp.(a)(b)	257,463	901,120
Global Power Equipment Group Inc.(a)	50,867	1,208,091
Gorman-Rupp Co. (The)	95,877	2,603,061
iRobot Corp.(a)(b)	150,312	4,486,813
Kadant Inc.(a)	20,877	472,029
Lindsay Corp.(b)	79,263	4,350,746
Middleby Corp. (The)(a)	117,879	11,085,341
Sauer-Danfoss Inc.(a)	72,366	2,620,373
Tennant Co.	120,766	4,694,174
Twin Disc Inc.	53,438	1,940,868

		68,548,538

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

MANUFACTURING—2.61%
Actuant Corp. Class A	67,665	1,535,319
AZZ Inc.	79,449	3,610,162
Blount International Inc.(a)(b)	306,507	4,450,482
Brink’s Co. (The)	254,903	6,851,793
CLARCOR Inc.	301,381	15,066,036
Colfax Corp.(a)(b)	154,420	4,397,882
EnPro Industries Inc.(a)(b)	55,908	1,843,846
Fabrinet(a)(b)	128,059	1,751,847
Federal Signal Corp.(a)	32,661	135,543
GP Strategies Corp.(a)	26,691	359,795
Handy & Harman Ltd.(a)	5,254	52,015
Hexcel Corp.(a)(b)	521,415	12,623,457
Hillenbrand Inc.	395,705	8,832,135
John Bean Technologies Corp.	167,515	2,574,705
Koppers Holdings Inc.	129,963	4,465,529
LSB Industries Inc.(a)	115,788	3,245,538
Metabolix Inc.(a)(b)	151,051	687,282
Myers Industries Inc.	14,470	178,560
NL Industries Inc.	39,077	506,829
Park-Ohio Holdings Corp.(a)	53,037	946,180
PMFG Inc.(a)(b)	111,024	2,166,078
Raven Industries Inc.	113,995	7,056,290
Smith & Wesson Holding Corp.(a)(b)	127,151	554,378
Standex International Corp.	14,458	494,030
Sturm, Ruger & Co. Inc.(b)	119,247	3,990,005
TriMas Corp.(a)(b)	162,015	2,908,169

		91,283,885
MEDIA—0.23%
Belo Corp. Class A	168,505	1,061,581
Crown Media Holdings Inc. Class A(a)(b)	42,901	51,910
Cumulus Media Inc. Class A(a)(b)	46,406	154,996
Demand Media Inc.(a)(b)	48,858	324,906
Digital Domain Media Group Inc.(a)(b)	12,385	75,301
Digital Generation Inc.(a)	133,499	1,591,308
Entravision Communications Corp. Class A	183,143	285,703
Knology Inc.(a)	176,179	2,501,742
Lin TV Corp. Class A(a)	12,982	54,914
Nexstar Broadcasting Group Inc.(a)	13,484	105,715
Sinclair Broadcast Group Inc. Class A	22,451	254,370
Value Line Inc.(b)	7,261	74,643
World Wrestling Entertainment Inc. Class A(b)	151,126	1,408,494

		7,945,583
METAL FABRICATE & HARDWARE—0.66%
Ampco-Pittsburgh Corp.	4,866	94,108
CIRCOR International Inc.	68,198	2,408,071
Dynamic Materials Corp.	84,650	1,674,377
Furmanite Corp.(a)(b)	231,234	1,459,087
Haynes International Inc.	59,947	3,273,106
Mueller Industries Inc.	32,781	1,259,446
NN Inc.(a)	107,953	647,718
Omega Flex Inc.(a)(b)	17,005	240,281
RBC Bearings Inc.(a)(b)	109,825	4,579,703
RTI International Metals Inc.(a)	26,021	603,947
Sun Hydraulics Corp.	127,000	2,975,610
Worthington Industries Inc.	226,487	3,709,857

		22,925,311

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

MINING—1.30%
AMCOL International Corp.	153,087	4,110,386
Coeur d’Alene Mines Corp.(a)	35,871	865,926
General Moly Inc.(a)(b)	430,212	1,329,355
Globe Specialty Metals Inc.	395,752	5,299,119
Gold Resource Corp.(b)	179,313	3,810,401
Golden Minerals Co.(a)(b)	163,045	947,291
Hecla Mining Co.	1,754,820	9,177,709
Horsehead Holding Corp.(a)	13,549	122,077
Kaiser Aluminum Corp.	44,425	2,038,219
Materion Corp.(a)	9,828	238,624
Midway Gold Corp.(a)(b)	535,653	1,130,228
Noranda Aluminium Holding Corp.	142,466	1,175,345
Paramount Gold and Silver Corp.(a)(b)	738,289	1,579,938
Revett Minerals Inc.(a)	85,509	403,603
Stillwater Mining Co.(a)(b)	727,098	7,605,445
United States Lime & Minerals Inc.(a)(b)	3,205	192,653
Ur-Energy Inc.(a)	523,905	450,034
Uranerz Energy Corp.(a)(b)	399,073	726,313
Uranium Energy Corp.(a)(b)	473,714	1,449,565
Uranium Resources Inc.(a)(b)	577,321	419,135
US Gold Corp.(a)(b)	666,798	2,240,441
Vista Gold Corp.(a)	68,949	211,673

		45,523,480
OFFICE FURNISHINGS—0.65%
CompX International Inc.	844	12,432
Herman Miller Inc.	360,315	6,647,812
HNI Corp.	282,102	7,362,862
Interface Inc. Class A	331,884	3,829,941
Knoll Inc.	301,470	4,476,830
Steelcase Inc. Class A	56,998	425,205

		22,755,082
OIL & GAS—5.21%
Abraxas Petroleum Corp.(a)(b)	524,760	1,731,708
Alon USA Energy Inc.	53,425	465,332
Apco Oil and Gas International Inc.(b)	57,624	4,709,033
Approach Resources Inc.(a)(b)	117,740	3,462,733
ATP Oil & Gas Corp.(a)(b)	281,979	2,075,365
Berry Petroleum Co. Class A	325,238	13,666,501
Bill Barrett Corp.(a)	23,087	786,574
BPZ Resources Inc.(a)(b)	152,748	433,804
Callon Petroleum Co.(a)	241,721	1,201,353
Carrizo Oil & Gas Inc.(a)(b)	244,433	6,440,810
Cheniere Energy Inc.(a)(b)	522,756	4,542,750
Clayton Williams Energy Inc.(a)(b)	37,203	2,822,964
Contango Oil & Gas Co.(a)	77,032	4,481,722
CVR Energy Inc.(a)	554,308	10,382,189
Energy XXI (Bermuda) Ltd.(a)(b)	473,914	15,108,378
Evolution Petroleum Corp.(a)	99,293	799,309
FX Energy Inc.(a)(b)	328,249	1,575,595
GeoResources Inc.(a)	49,415	1,448,354
GMX Resources Inc.(a)(b)	118,975	148,719
Goodrich Petroleum Corp.(a)(b)	162,684	2,233,651
Gulfport Energy Corp.(a)	287,684	8,472,294
Houston American Energy Corp.(a)(b)	104,762	1,277,049
Hyperdynamics Corp.(a)(b)	984,555	2,412,160
Isramco Inc.(a)(b)	6,733	603,007
Kodiak Oil & Gas Corp.(a)(b)	1,624,301	15,430,859

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

Magnum Hunter Resources Corp.(a)(b)	697,727	3,760,749
McMoRan Exploration Co.(a)(b)	620,341	9,025,962
Northern Oil and Gas Inc.(a)(b)	396,744	9,513,921
Oasis Petroleum Inc.(a)	374,309	10,888,649
Panhandle Oil and Gas Inc.	43,450	1,425,594
PetroQuest Energy Inc.(a)	81,024	534,758
Resolute Energy Corp.(a)	291,302	3,146,062
Rex Energy Corp.(a)(b)	189,216	2,792,828
Rosetta Resources Inc.(a)(b)	333,445	14,504,857
Stone Energy Corp.(a)	309,538	8,165,612
Triangle Petroleum Corp.(a)(b)	132,244	789,497
VAALCO Energy Inc.(a)	37,644	227,370
Venoco Inc.(a)	42,934	290,663
Voyager Oil & Gas Inc.(a)(b)	211,394	543,283
W&T Offshore Inc.	219,764	4,661,194
Warren Resources Inc.(a)	71,064	231,669
Western Refining Inc.(a)(b)	312,055	4,147,211
Zion Oil & Gas Inc.(a)(b)	191,280	422,729

		181,784,821
OIL & GAS SERVICES—2.40%
Basic Energy Services Inc.(a)	152,796	3,010,081
C&J Energy Services Inc.(a)	39,100	818,363
Cal Dive International Inc.(a)(b)	371,086	834,943
Complete Production Services Inc.(a)	496,715	16,669,755
Dawson Geophysical Co.(a)	13,471	532,509
Dril-Quip Inc.(a)	216,280	14,235,550
Flotek Industries Inc.(a)	313,953	3,126,972
Geokinetics Inc.(a)	65,975	141,846
Global Geophysical Services Inc.(a)(b)	115,355	775,186
Gulf Island Fabrication Inc.	12,923	377,481
ION Geophysical Corp.(a)(b)	825,211	5,058,543
Key Energy Services Inc.(a)(b)	705,256	10,910,310
Lufkin Industries Inc.	191,686	12,902,385
Matrix Service Co.(a)	25,830	243,835
Mitcham Industries Inc.(a)(b)	40,735	889,652
Newpark Resources Inc.(a)(b)	38,522	365,959
OYO Geospace Corp.(a)	27,288	2,110,181
Pioneer Drilling Co.(a)	306,978	2,971,547
Targa Resources Corp.	103,220	4,200,022
Tesco Corp.(a)	153,665	1,942,326
Tetra Technologies Inc.(a)	52,237	487,894
Thermon Group Holdings Inc.(a)	63,087	1,111,593
Willbros Group Inc.(a)	45,901	168,457

		83,885,390
PACKAGING & CONTAINERS—0.13%
AEP Industries Inc.(a)	27,165	764,695
Graphic Packaging Holding Co.(a)	883,837	3,765,145

		4,529,840
PHARMACEUTICALS—5.97%
Achillion Pharmaceuticals Inc.(a)	301,688	2,298,863
Acura Pharmaceuticals Inc.(a)(b)	66,523	232,165
Akorn Inc.(a)(b)	353,104	3,926,516
Align Technology Inc.(a)	386,378	9,166,818
Alimera Sciences Inc.(a)	69,354	86,693
Alkermes PLC(a)	599,422	10,405,966
Allos Therapeutics Inc.(a)	394,270	559,863
Amicus Therapeutics Inc.(a)(b)	97,484	335,345

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

Ampio Pharmaceuticals Inc.(a)(b)	122,526	523,186
Anacor Pharmaceuticals Inc.(a)(b)	62,643	388,387
Antares Pharma Inc.(a)(b)	562,516	1,237,535
Anthera Pharmaceuticals Inc.(a)	131,530	807,594
Ardea Biosciences Inc.(a)(b)	105,541	1,774,144
Array BioPharma Inc.(a)	156,926	338,960
Auxilium Pharmaceuticals Inc.(a)	301,872	6,016,309
AVANIR Pharmaceuticals Inc. Class A(a)(b)	702,441	1,440,004
AVI BioPharma Inc.(a)(b)	879,642	655,333
BioScrip Inc.(a)	197,346	1,077,509
BioSpecifics Technologies Corp.(a)	30,588	508,373
Cadence Pharmaceuticals Inc.(a)(b)	312,415	1,234,039
Clovis Oncology Inc.(a)(b)	49,496	697,399
Corcept Therapeutics Inc.(a)(b)	253,800	867,996
Cytori Therapeutics Inc.(a)(b)	235,267	517,587
Depomed Inc.(a)	337,325	1,747,343
DURECT Corp.(a)	464,812	548,478
Dusa Pharmaceuticals Inc.(a)(b)	151,059	661,638
Dyax Corp.(a)	500,985	681,340
Endocyte Inc.(a)(b)	108,393	407,558
Hi-Tech Pharmacal Co. Inc.(a)	19,958	776,167
Idenix Pharmaceuticals Inc.(a)(b)	105,307	784,011
Impax Laboratories Inc.(a)	375,430	7,572,423
Infinity Pharmaceuticals Inc.(a)(b)	118,126	1,044,234
Ironwood Pharmaceuticals Inc. Class A(a)	318,516	3,812,637
Isis Pharmaceuticals Inc.(a)(b)	627,691	4,525,652
ISTA Pharmaceuticals Inc.(a)	201,983	1,423,980
Jazz Pharmaceuticals Inc.(a)	139,376	5,384,095
K-V Pharmaceutical Co. Class A(a)(b)	210,706	294,988
Keryx Biopharmaceuticals Inc.(a)(b)	436,365	1,104,003
Lannett Co. Inc.(a)	31,031	137,157
MannKind Corp.(a)(b)	489,565	1,223,913
MAP Pharmaceuticals Inc.(a)	137,960	1,816,933
Medicis Pharmaceutical Corp. Class A	319,983	10,639,435
Medivation Inc.(a)	197,195	9,092,661
Nabi Biopharmaceuticals(a)	259,696	488,228
Nature’s Sunshine Products Inc.(a)(b)	69,880	1,084,538
Nektar Therapeutics(a)(b)	451,654	2,527,004
Neogen Corp.(a)(b)	146,240	4,480,794
Neurocrine Biosciences Inc.(a)	220,792	1,876,732
Obagi Medical Products Inc.(a)	114,593	1,164,265
Omega Protein Corp.(a)	11,729	83,628
Onyx Pharmaceuticals Inc.(a)	398,681	17,522,030
Opko Health Inc.(a)(b)	685,867	3,360,748
Optimer Pharmaceuticals Inc.(a)(b)	293,453	3,591,865
Orexigen Therapeutics Inc.(a)(b)	199,113	320,572
Osiris Therapeutics Inc.(a)(b)	103,106	551,617
Pacira Pharmaceuticals Inc.(a)	45,203	391,006
Pain Therapeutics Inc.(a)	236,669	899,342
Par Pharmaceutical Companies Inc.(a)	158,188	5,177,493
Pernix Therapeutics Holdings(a)(b)	23,295	215,712
Pharmacyclics Inc.(a)(b)	290,707	4,308,278
POZEN Inc.(a)	163,565	646,082
Progenics Pharmaceuticals Inc.(a)	134,261	1,146,589
Questcor Pharmaceuticals Inc.(a)	334,040	13,889,383
Raptor Pharmaceutical Corp.(a)(b)	297,183	1,860,366
Rigel Pharmaceuticals Inc.(a)	328,477	2,591,684
Sagent Pharmaceuticals Inc.(a)(b)	42,648	895,608
Salix Pharmaceuticals Ltd.(a)	367,946	17,606,216
Santarus Inc.(a)	343,157	1,135,850
Savient Pharmaceuticals Inc.(a)(b)	318,577	710,427
Schiff Nutrition International Inc.(a)	21,132	226,112
SciClone Pharmaceuticals Inc.(a)(b)	220,471	945,821

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

SIGA Technologies Inc.(a)(b)	217,912	549,138
Sucampo Pharmaceuticals Inc.(a)(b)	78,367	347,166
Synta Pharmaceuticals Corp.(a)(b)	144,467	674,661
Synutra International Inc.(a)(b)	107,206	542,462
Targacept Inc.(a)(b)	174,683	972,984
Theravance Inc.(a)	361,774	7,995,205
USANA Health Sciences Inc.(a)(b)	40,822	1,239,764
Vanda Pharmaceuticals Inc.(a)	163,315	777,379
VIVUS Inc.(a)(b)	558,685	5,447,179
XenoPort Inc.(a)	185,662	707,372
Zalicus Inc.(a)	279,722	338,464
Zogenix Inc.(a)(b)	130,888	293,189

		208,358,183
PIPELINES—0.08%
Crosstex Energy Inc.	228,045	2,882,489

		2,882,489
REAL ESTATE—0.05%
HFF Inc. Class A(a)	182,735	1,887,652

		1,887,652
REAL ESTATE INVESTMENT TRUSTS—4.33%
Acadia Realty Trust	55,357	1,114,890
AG Mortgage Investment Trust Inc.	6,579	132,435
Alexander’s Inc.	12,899	4,773,017
American Assets Trust Inc.	192,489	3,947,949
American Campus Communities Inc.	188,954	7,928,510
American Capital Mortgage Investment Corp.	8,361	157,354
Associated Estates Realty Corp.	13,495	215,245
CBL & Associates Properties Inc.(b)	291,813	4,581,464
Cogdell Spencer Inc.	72,707	309,005
DuPont Fabros Technology Inc.(b)	140,516	3,403,298
EastGroup Properties Inc.	77,789	3,382,266
Equity Lifestyle Properties Inc.	133,038	8,872,304
Extra Space Storage Inc.	230,696	5,589,764
FelCor Lodging Trust Inc.(a)	392,654	1,197,595
Getty Realty Corp.(b)	75,511	1,053,378
Gladstone Commercial Corp.(b)	28,250	495,788
Glimcher Realty Trust	590,655	5,434,026
Highwoods Properties Inc.	350,084	10,386,992
Home Properties Inc.(b)	302,356	17,406,635
Investors Real Estate Trust	94,785	691,457
Kilroy Realty Corp.(b)	181,934	6,926,227
LTC Properties Inc.(b)	33,825	1,043,839
Mid-America Apartment Communities Inc.	230,858	14,440,168
National Health Investors Inc.(b)	67,877	2,985,230
Newcastle Investment Corp.(b)	623,442	2,899,005
Omega Healthcare Investors Inc.	606,112	11,728,267
Potlatch Corp.(b)	135,999	4,230,929
PS Business Parks Inc.(b)	23,579	1,306,984
Sabra Healthcare REIT Inc.	64,029	774,111
Saul Centers Inc.(b)	45,995	1,629,143
Strategic Hotels & Resorts Inc.(a)	279,856	1,502,827
Tanger Factory Outlet Centers Inc.(b)	540,591	15,850,128
Universal Health Realty Income Trust	39,131	1,526,109
Urstadt Biddle Properties Inc. Class A(b)	18,932	342,291
Washington Real Estate Investment Trust(b)	105,355	2,881,459

		151,140,089

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

RETAIL—7.48%
99 Cents Only Stores(a)	33,438	733,964
Aeropostale Inc.(a)(b)	507,639	7,741,495
AFC Enterprises Inc.(a)	155,821	2,290,569
America’s Car-Mart Inc.(a)	28,116	1,101,585
ANN INC.(a)(b)	326,903	8,100,656
Ascena Retail Group Inc.(a)	395,408	11,751,526
Biglari Holdings Inc.(a)	710	261,450
BJ’s Restaurants Inc.(a)	151,805	6,879,803
Body Central Corp.(a)(b)	74,595	1,861,891
Bravo Brio Restaurant Group Inc.(a)	120,961	2,074,481
Buckle Inc. (The)	169,768	6,938,418
Buffalo Wild Wings Inc.(a)(b)	115,628	7,806,046
Caribou Coffee Co. Inc.(a)	37,246	519,582
Carrols Restaurant Group Inc.(a)	77,862	900,863
Casey’s General Stores Inc.	238,850	12,303,163
Cash America International Inc.	61,578	2,871,382
Cato Corp. (The) Class A	174,804	4,230,257
CEC Entertainment Inc.	125,423	4,320,822
Cheesecake Factory Inc. (The)(a)	364,416	10,695,610
Coinstar Inc.(a)(b)	197,042	8,992,997
Conn’s Inc.(a)	7,678	85,226
Cost Plus Inc.(a)(b)	74,298	724,405
Cracker Barrel Old Country Store Inc.	136,521	6,882,024
Denny’s Corp.(a)	448,381	1,685,913
Destination Maternity Corp.	67,580	1,129,938
DineEquity Inc.(a)	97,771	4,126,914
Domino’s Pizza Inc.(a)	139,849	4,747,874
Einstein Noah Restaurant Group Inc.	32,043	506,920
Express Inc.(a)	348,613	6,951,343
EZCORP Inc. Class A NVS(a)	296,453	7,817,466
Finish Line Inc. (The) Class A	99,793	1,924,508
First Cash Financial Services Inc.(a)	197,791	6,940,486
Francesca’s Holdings Corp.(a)	20,611	356,570
Genesco Inc.(a)	14,837	916,036
GNC Holdings Inc. Class A(a)(b)	144,528	4,184,086
Gordmans Stores Inc.(a)(b)	31,258	392,913
hhgregg Inc.(a)(b)	6,535	94,431
Hibbett Sports Inc.(a)	173,018	7,816,953
HSN Inc.	251,565	9,121,747
Jack in the Box Inc.(a)	15,604	326,124
Jamba Inc.(a)(b)	407,363	533,646
Jos. A. Bank Clothiers Inc.(a)	173,786	8,473,805
Kenneth Cole Productions Inc. Class A(a)	14,513	153,693
Krispy Kreme Doughnuts Inc.(a)	365,376	2,389,559
Liz Claiborne Inc.(a)(b)	30,246	261,023
Lumber Liquidators Holdings Inc.(a)(b)	144,918	2,559,252
Mattress Firm Holding Corp.(a)	12,052	279,486
Men’s Wearhouse Inc. (The)	55,114	1,786,245
New York & Co. Inc.(a)	10,933	29,082
Nu Skin Enterprises Inc. Class A	344,867	16,750,190
P.F. Chang’s China Bistro Inc.	123,106	3,805,206
Pantry Inc. (The)(a)(b)	10,147	121,460
Papa John’s International Inc.(a)	117,927	4,443,489
PetMed Express Inc.	128,471	1,333,529
Pier 1 Imports Inc.(a)	195,058	2,717,158
PriceSmart Inc.	112,351	7,818,506
Red Robin Gourmet Burgers Inc.(a)	73,437	2,034,205
Rite Aid Corp.(a)	276,878	348,866
rue21 Inc.(a)(b)	93,959	2,029,514
Ruth’s Hospitality Group Inc.(a)	37,207	184,919
Sonic Corp.(a)	391,411	2,634,196

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

Systemax Inc.(a)	3,893	63,884
Teavana Holdings Inc.(a)(b)	14,693	275,935
Texas Roadhouse Inc.	371,107	5,529,494
Vera Bradley Inc.(a)(b)	125,018	4,031,830
Vitamin Shoppe Inc.(a)	156,319	6,234,002
Winmark Corp.	14,050	806,048
World Fuel Services Corp.	253,896	10,658,554
Zumiez Inc.(a)	134,058	3,721,450

		261,116,663
SAVINGS & LOANS—0.03%
BofI Holding Inc.(a)	3,042	49,433
Clifton Savings Bancorp Inc.	5,129	47,597
Investors Bancorp Inc.(a)	39,961	538,674
Westfield Financial Inc.	45,227	332,871

		968,575
SEMICONDUCTORS—4.15%
Advanced Analogic Technologies Inc.(a)	55,511	320,854
Aeroflex Holding Corp.(a)(b)	125,213	1,282,181
Amtech Systems Inc.(a)	55,524	472,509
Applied Micro Circuits Corp.(a)(b)	336,563	2,261,703
ATMI Inc.(a)	10,834	217,005
AXT Inc.(a)	83,806	349,471
Cabot Microelectronics Corp.(a)	33,727	1,593,601
Cavium Inc.(a)(b)	305,687	8,690,681
CEVA Inc.(a)(b)	145,456	4,401,499
Cirrus Logic Inc.(a)(b)	416,097	6,595,137
Diodes Inc.(a)(b)	222,632	4,742,062
eMagin Corp.(a)	117,258	433,855
Entegris Inc.(a)	274,500	2,395,013
Entropic Communications Inc.(a)	543,367	2,776,605
Exar Corp.(a)	24,159	157,034
GT Advanced Technologies Inc.(a)	793,338	5,743,767
Hittite Microwave Corp.(a)	196,971	9,726,428
Inphi Corp.(a)	136,250	1,629,550
Integrated Device Technology Inc.(a)	599,906	3,275,487
Intermolecular Inc.(a)(b)	34,846	298,979
IXYS Corp.(a)	99,129	1,073,567
Kopin Corp.(a)	165,240	641,131
Lattice Semiconductor Corp.(a)	232,419	1,380,569
LTX-Credence Corp.(a)	171,056	915,150
MaxLinear Inc.(a)(b)	98,901	469,780
Micrel Inc.	319,196	3,227,072
Microsemi Corp.(a)	542,850	9,092,737
Mindspeed Technologies Inc.(a)(b)	112,751	516,400
MIPS Technologies Inc.(a)	236,629	1,055,365
Monolithic Power Systems Inc.(a)	144,120	2,171,888
MoSys Inc.(a)(b)	201,668	847,006
NetLogic Microsystems Inc.(a)	430,320	21,330,962
OmniVision Technologies Inc.(a)(b)	287,566	3,518,370
Pericom Semiconductor Corp.(a)	17,745	135,039
Power Integrations Inc.	181,995	6,034,954
Rambus Inc.(a)(b)	620,392	4,683,960
Rubicon Technology Inc.(a)(b)	111,919	1,050,919
Semtech Corp.(a)	410,091	10,178,459
Silicon Image Inc.(a)	394,523	1,854,258
TriQuint Semiconductor Inc.(a)	1,030,964	5,020,795
Ultra Clean Holdings Inc.(a)(b)	140,630	859,249
Ultratech Inc.(a)	157,613	3,872,551
Veeco Instruments Inc.(a)(b)	179,563	3,734,910
Volterra Semiconductor Corp.(a)	154,243	3,950,163

		144,978,675

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

SOFTWARE—7.61%
ACI Worldwide Inc.(a)	210,925	6,040,892
Actuate Corp.(a)	220,852	1,294,193
Advent Software Inc.(a)	206,696	5,035,115
American Software Inc. Class A	140,399	1,326,771
Aspen Technology Inc.(a)	532,637	9,241,252
athenahealth Inc.(a)(b)	219,253	10,769,707
Blackbaud Inc.	280,960	7,782,592
Bottomline Technologies Inc.(a)	226,822	5,255,466
Callidus Software Inc.(a)(b)	190,699	1,224,288
CommVault Systems Inc.(a)	277,088	11,837,199
Computer Programs and Systems Inc.	69,787	3,566,814
Concur Technologies Inc.(a)(b)	281,067	14,275,393
Convio Inc.(a)	74,813	827,432
Cornerstone OnDemand Inc.(a)(b)	72,036	1,313,937
CSG Systems International Inc.(a)	105,159	1,546,889
Deltek Inc.(a)(b)	137,165	1,346,960
DemandTec Inc.(a)	202,678	2,669,269
Digi International Inc.(a)	25,850	288,486
DynaVox Inc.(a)(b)	45,736	166,479
Ebix Inc.(b)	123,908	2,738,367
Ellie Mae Inc.(a)	52,198	294,919
Envestnet Inc.(a)	122,464	1,464,669
EPIQ Systems Inc.	13,596	163,424
ePocrates Inc.(a)	35,895	279,981
Fair Isaac Corp.	131,501	4,712,996
FalconStor Software Inc.(a)	189,818	489,730
Geeknet Inc.(a)	27,051	461,220
Glu Mobile Inc.(a)(b)	296,170	929,974
Guidance Software Inc.(a)	85,888	556,554
Imperva Inc.(a)	25,296	880,554
inContact Inc.(a)(b)	173,756	769,739
InnerWorkings Inc.(a)(b)	164,937	1,535,563
Interactive Intelligence Group Inc.(a)	89,401	2,049,071
JDA Software Group Inc.(a)	49,127	1,591,223
MedAssets Inc.(a)	245,283	2,268,868
Medidata Solutions Inc.(a)(b)	132,807	2,888,552
MedQuist Holdings Inc.(a)	211,180	2,031,552
MicroStrategy Inc. Class A(a)(b)	50,324	5,451,096
Monotype Imaging Holdings Inc.(a)(b)	226,447	3,530,309
NetSuite Inc.(a)(b)	171,677	6,961,502
Omnicell Inc.(a)	99,282	1,640,139
OPNET Technologies Inc.	90,186	3,307,121
Parametric Technology Corp.(a)	749,375	13,683,587
PDF Solutions Inc.(a)(b)	136,188	949,230
Pegasystems Inc.(b)	104,878	3,083,413
Progress Software Corp.(a)	251,280	4,862,268
PROS Holdings Inc.(a)(b)	135,597	2,017,683
QAD Inc. Class A(a)	41,590	436,695
QLIK Technologies Inc.(a)	442,800	10,715,760
Quality Systems Inc.	243,821	9,018,939
Quest Software Inc.(a)	109,676	2,039,974
RealPage Inc.(a)	191,651	4,843,021
RightNow Technologies Inc.(a)	155,506	6,644,771
SciQuest Inc.(a)	79,116	1,128,985
SeaChange International Inc.(a)	79,972	562,203
SolarWinds Inc.(a)	359,678	10,053,000
SuccessFactors Inc.(a)	525,465	20,950,289
Synchronoss Technologies Inc.(a)(b)	167,020	5,045,674

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

Take-Two Interactive Software Inc.(a)	463,296	6,277,661
Taleo Corp. Class A(a)	258,245	9,991,499
Tangoe Inc.(a)	48,850	752,290
Tyler Technologies Inc.(a)	187,690	5,651,346
Ultimate Software Group Inc. (The)(a)	162,696	10,594,763
Verint Systems Inc.(a)	134,028	3,691,131

		265,800,439
STORAGE & WAREHOUSING—0.05%
Mobile Mini Inc.(a)	59,190	1,032,865
Wesco Aircraft Holdings Inc.(a)	51,520	720,765

		1,753,630
TELECOMMUNICATIONS—3.08%
8×8 Inc.(a)(b)	394,057	1,249,161
ADTRAN Inc.	406,813	12,269,480
Alaska Communications Systems Group Inc.(b)	56,944	171,401
Anaren Inc.(a)	10,368	172,316
Anixter International Inc.(a)	94,197	5,617,909
Aruba Networks Inc.(a)(b)	536,659	9,938,925
Atlantic Tele-Network Inc.	13,590	530,689
Calix Inc.(a)(b)	238,599	1,543,736
Cbeyond Inc.(a)	176,167	1,411,098
Cincinnati Bell Inc.(a)	360,528	1,092,400
Consolidated Communications Holdings Inc.	131,470	2,504,503
Dialogic Inc.(a)	95,502	114,602
DigitalGlobe Inc.(a)	222,537	3,807,608
Extreme Networks Inc.(a)	159,946	467,042
Fairpoint Communications Inc.(a)	8,257	35,753
Finisar Corp.(a)(b)	566,066	9,478,775
General Communication Inc. Class A(a)	261,184	2,556,991
GeoEye Inc.(a)	7,845	174,316
Globecomm Systems Inc.(a)	101,592	1,389,779
Harmonic Inc.(a)	154,885	780,620
Hickory Tech Corp.	82,561	914,776
IDT Corp. Class B	80,677	756,750
Infinera Corp.(a)	41,084	258,008
InterDigital Inc.(b)	285,221	12,427,079
Iridium Communications Inc.(a)	31,800	245,178
Ixia(a)(b)	242,368	2,547,288
KVH Industries Inc.(a)	5,117	39,810
Leap Wireless International Inc.(a)	81,451	756,680
LogMeIn Inc.(a)	128,775	4,964,276
Loral Space & Communications Inc.(a)	5,363	347,951
Lumos Networks Corp.	95,202	1,460,399
Meru Networks Inc.(a)(b)	66,609	275,095
Motricity Inc.(a)	214,964	193,468
NeoPhotonics Corp.(a)	26,769	122,602
NETGEAR Inc.(a)	229,880	7,717,072
Novatel Wireless Inc.(a)	18,998	59,464
NTELOS Holdings Corp.	95,202	1,940,217
Numerex Corp. Class A(a)(b)	59,082	486,245
Oplink Communications Inc.(a)	47,733	786,163
Plantronics Inc.	74,200	2,644,488
Powerwave Technologies Inc.(a)(b)	198,608	413,105
Preformed Line Products Co.	1,294	77,200
Procera Networks Inc.(a)	91,614	1,427,346
RF Micro Devices Inc.(a)	186,786	1,008,644
RigNet Inc.(a)	36,142	605,017
Shenandoah Telecommunications Co.	148,412	1,555,358
ShoreTel Inc.(a)	295,987	1,888,397

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

Sonus Networks Inc.(a)	101,266	243,038
SureWest Communications	5,320	64,000
TeleNav Inc.(a)	97,799	763,810
Ubiquiti Networks Inc.(a)(b)	13,219	240,982
ViaSat Inc.(a)(b)	85,247	3,931,592
Vonage Holdings Corp.(a)	375,087	918,963

		107,387,565
TRANSPORTATION—2.00%
CAI International Inc.(a)	73,391	1,134,625
Celadon Group Inc.	80,532	951,083
Echo Global Logistics Inc.(a)(b)	72,283	1,167,370
Forward Air Corp.	185,780	5,954,249
Genesee & Wyoming Inc. Class A(a)(b)	249,358	15,106,108
Golar LNG Ltd.	251,672	11,186,820
GulfMark Offshore Inc. Class A(a)	26,033	1,093,646
Heartland Express Inc.	318,408	4,550,050
Hub Group Inc. Class A(a)	232,374	7,535,889
Knight Transportation Inc.	384,370	6,011,547
Marten Transport Ltd.	14,989	269,652
Old Dominion Freight Line Inc.(a)	298,846	12,112,228
Pacer International Inc.(a)	21,922	117,283
Quality Distribution Inc.(a)	27,806	312,818
Roadrunner Transportation Systems Inc.(a)	3,555	50,232
Swift Transportation Co.(a)	145,829	1,201,631
Werner Enterprises Inc.	39,558	953,348

		69,708,579
TRUCKING & LEASING—0.17%
TAL International Group Inc.	139,138	4,005,783
Textainer Group Holdings Ltd.	71,988	2,096,291

		6,102,074
VENTURE CAPITAL—0.00%
Fidus Investment Corp.(b)	7,410	96,108

		96,108
WATER—0.01%
Pennichuck Corp.	14,751	425,271

		425,271

TOTAL COMMON STOCKS
(Cost: $3,936,204,800)		3,488,035,037

WARRANTS—0.00%

OIL & GAS—0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)(a)(b)	73,641	7

		7

TOTAL WARRANTS
(Cost: $0)		7

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2011

SHORT-TERM INVESTMENTS—18.05%

MONEY MARKET FUNDS—18.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	577,216,384	577,216,384
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	50,420,616	50,420,616
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	2,804,466	2,804,466

		630,441,466

TOTAL SHORT-TERM INVESTMENTS
(Cost: $630,441,466)		630,441,466

TOTAL INVESTMENTS IN SECURITIES—117.93%
(Cost: $4,566,646,266)		4,118,476,510
Other Assets, Less Liabilities—(17.93)%		(626,294,395)

NET ASSETS—100.00%		$3,492,182,115

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.64%

ADVERTISING—0.09%
Harte-Hanks Inc.	312,037	$2,836,417
Marchex Inc. Class B	88,273	551,706
Valuevision Media Inc. Class A(a)(b)	57,082	107,314

		3,495,437
AEROSPACE & DEFENSE—1.95%
AAR Corp.	209,404	4,014,275
Cubic Corp.	62,194	2,711,036
Curtiss-Wright Corp.	326,430	11,532,772
Ducommun Inc.	73,639	938,897
Esterline Technologies Corp.(a)	214,309	11,994,875
GenCorp Inc.(a)(b)	109,359	581,790
Kaman Corp.	82,640	2,257,725
Kratos Defense & Security Solutions Inc.(a)(b)	232,377	1,387,291
LMI Aerospace Inc.(a)(b)	32,055	562,565
Moog Inc. Class A(a)(b)	288,388	12,668,885
Orbital Sciences Corp.(a)	239,142	3,474,733
Teledyne Technologies Inc.(a)(b)	185,972	10,200,564
Triumph Group Inc.	233,800	13,665,610

		75,991,018
AGRICULTURE—0.49%
Alico Inc.	16,223	314,240
Alliance One International Inc.(a)(b)	609,907	1,658,947
Andersons Inc. (The)	130,864	5,713,522
Cadiz Inc.(a)(b)	83,657	805,617
Griffin Land & Nurseries Inc.	17,605	465,828
MGP Ingredients Inc.	83,335	420,008
Star Scientific Inc.(a)(b)	84,670	184,581
Universal Corp.	162,848	7,484,494
Vector Group Ltd.	107,956	1,917,299

		18,964,536
AIRLINES—1.09%
Alaska Air Group Inc.(a)	237,807	17,856,927
Hawaiian Holdings Inc.(a)(b)	357,256	2,072,085
JetBlue Airways Corp.(a)(b)	1,733,096	9,012,099
Republic Airways Holdings Inc.(a)(b)	343,442	1,178,006
SkyWest Inc.	372,142	4,685,268
Spirit Airlines Inc.(a)	110,280	1,720,368
US Airways Group Inc.(a)(b)	1,139,544	5,777,488

		42,302,241
APPAREL—0.81%
Carter’s Inc.(a)	46,939	1,868,642
Cherokee Inc.	7,757	90,524
Columbia Sportswear Co.	27,451	1,277,844
Delta Apparel Inc.(a)(b)	44,433	848,226
Iconix Brand Group Inc.(a)(b)	513,000	8,356,770
Jones Group Inc. (The)	569,017	6,003,129
K-Swiss Inc. Class A(a)(b)	188,557	550,586
Perry Ellis International Inc.(a)(b)	80,979	1,151,521

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

Quiksilver Inc.(a)(b)	911,123	3,289,154
R.G. Barry Corp.	53,951	651,728
SKECHERS U.S.A. Inc. Class A(a)(b)	262,612	3,182,858
Unifi Inc.(a)(b)	97,450	740,620
Warnaco Group Inc. (The)(a)	45,322	2,267,913
Weyco Group Inc.	49,716	1,220,528

		31,500,043
AUTO PARTS & EQUIPMENT—0.59%
Accuride Corp.(a)	256,186	1,824,044
American Axle & Manufacturing Holdings Inc.(a)(b)	370,742	3,666,639
Dana Holding Corp.(a)	60,440	734,346
Douglas Dynamics Inc.	59,839	874,846
Exide Technologies Inc.(a)(b)	410,116	1,078,605
Fuel Systems Solutions Inc.(a)(b)	117,019	1,929,643
Meritor Inc.(a)	212,823	1,132,218
Miller Industries Inc.	79,630	1,252,580
Modine Manufacturing Co.(a)(b)	326,430	3,088,028
Motorcar Parts of America Inc.(a)(b)	87,166	653,745
Spartan Motors Inc.	232,368	1,117,690
Standard Motor Products Inc.	138,710	2,781,136
Superior Industries International Inc.	164,174	2,715,438

		22,848,958
BANKS—11.70%
1st Source Corp.	107,217	2,715,807
1st United Bancorp Inc.(a)(b)	189,245	1,050,310
Alliance Financial Corp.	33,250	1,026,760
Ameris Bancorp(a)	168,896	1,736,251
Ames National Corp.(b)	58,086	1,132,677
Arrow Financial Corp.	68,179	1,598,116
BancFirst Corp.	47,706	1,790,883
Banco Latinoamericano de Comercio Exterior SA Class E	195,035	3,130,312
Bancorp Inc. (The)(a)(b)	208,212	1,505,373
Bancorp Rhode Island Inc.	24,516	973,285
BancorpSouth Inc.	587,305	6,472,101
Bank of Kentucky Financial Corp.	39,954	801,078
Bank of Marin Bancorp(b)	37,107	1,394,852
Bank of the Ozarks Inc.(b)	170,874	5,062,997
Banner Corp.	117,125	2,008,694
BBCN Bancorp Inc.(a)	520,940	4,922,883
Boston Private Financial Holdings Inc.	540,144	4,288,743
Bridge Bancorp Inc.	30,848	613,875
Bridge Capital Holdings(a)(b)	63,445	659,828
Bryn Mawr Bank Corp.	57,801	1,126,541
Camden National Corp.	53,590	1,747,034
Capital Bank Corp.(a)(b)	97,051	195,072
Capital City Bank Group Inc.(b)	80,176	765,681
Cardinal Financial Corp.	204,961	2,201,281
Cascade Bancorp(a)(b)	41,632	182,348
Cathay General Bancorp	553,090	8,257,634
Center Bancorp Inc.(b)	83,873	819,439
CenterState Banks Inc.	208,437	1,379,853
Central Pacific Financial Corp.(a)(b)	109,268	1,411,743
Century Bancorp Inc. Class A	24,319	686,769
Chemical Financial Corp.	192,480	4,103,674
Citizens & Northern Corp.	85,184	1,573,348
City Holding Co.	107,010	3,626,569
CNB Financial Corp.(b)	85,991	1,356,938
CoBiz Financial Inc.	227,200	1,310,944
Columbia Banking System Inc.	277,799	5,353,187

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

Community Bank System Inc.	258,773	7,193,889
Community Trust Bancorp Inc.	97,485	2,868,009
CVB Financial Corp.(b)	628,350	6,302,350
Eagle Bancorp Inc.(a)(b)	119,046	1,730,929
Encore Bancshares Inc.(a)(b)	58,681	793,367
Enterprise Bancorp Inc.(b)	40,409	577,849
Enterprise Financial Services Corp.	95,893	1,419,216
F.N.B. Corp.	892,502	10,094,198
Financial Institutions Inc.	97,949	1,580,897
First Bancorp (North Carolina)	105,670	1,178,220
First Bancorp Inc. (Maine)	61,537	945,824
First Busey Corp.	542,207	2,711,035
First Commonwealth Financial Corp.	736,924	3,876,220
First Community Bancshares Inc.	113,175	1,412,424
First Connecticut Bancorp Inc.	124,994	1,626,172
First Financial Bancorp	409,536	6,814,679
First Financial Bankshares Inc.(b)	121,124	4,049,175
First Financial Corp.	78,478	2,611,748
First Interstate BancSystem Inc.	111,940	1,458,578
First Merchants Corp.	179,330	1,518,925
First Midwest Bancorp Inc.	525,668	5,325,017
First of Long Island Corp. (The)	52,959	1,393,881
FirstMerit Corp.	768,236	11,623,411
Franklin Financial Corp.(a)(b)	96,481	1,142,335
German American Bancorp Inc.	87,969	1,600,156
Glacier Bancorp Inc.	505,928	6,086,314
Great Southern Bancorp Inc.	72,232	1,703,953
Hancock Holding Co.	536,554	17,153,631
Hanmi Financial Corp.(a)	222,409	1,645,825
Heartland Financial USA Inc.(b)	93,055	1,427,464
Heritage Commerce Corp.(a)(b)	144,739	686,063
Heritage Financial Corp.(b)	110,923	1,393,193
Home Bancshares Inc.	158,291	4,101,320
Hudson Valley Holding Corp.	109,968	2,333,521
IBERIABANK Corp.	207,723	10,240,744
Independent Bank Corp. (Massachusetts)	150,520	4,107,691
International Bancshares Corp.	372,528	6,830,301
Lakeland Bancorp Inc.	151,349	1,304,628
Lakeland Financial Corp.	114,272	2,956,217
MainSource Financial Group Inc.	140,964	1,244,712
MB Financial Inc.	382,885	6,547,333
Merchants Bancshares Inc.	33,782	986,434
Metro Bancorp Inc.(a)	97,013	812,969
MidSouth Bancorp Inc.	53,893	701,148
National Bankshares Inc.(b)	48,508	1,354,343
National Penn Bancshares Inc.	870,298	7,345,315
NBT Bancorp Inc.	242,314	5,362,409
Old National Bancorp	666,319	7,762,616
OmniAmerican Bancorp Inc.(a)(b)	82,805	1,300,038
Oriental Financial Group Inc.	317,741	3,847,843
Orrstown Financial Services Inc.	48,869	403,169
Pacific Capital Bancorp(a)(b)	28,548	806,196
Pacific Continental Corp.	128,881	1,140,597
PacWest Bancorp	212,308	4,023,237
Park National Corp.(b)	90,788	5,906,667
Park Sterling Corp.(a)(b)	226,332	923,435
Penns Woods Bancorp Inc.(b)	26,873	1,042,135
Peoples Bancorp Inc.	74,129	1,097,850
Pinnacle Financial Partners Inc.(a)	240,256	3,880,134
PrivateBancorp Inc.	421,947	4,632,978
Prosperity Bancshares Inc.	329,704	13,303,556
Renasant Corp.	176,773	2,651,595
Republic Bancorp Inc. Class A	69,427	1,589,878

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

S&T Bancorp Inc.	197,033	3,851,995
S.Y. Bancorp Inc.	71,653	1,471,036
Sandy Spring Bancorp Inc.	169,492	2,974,585
SCBT Financial Corp.	98,352	2,853,192
Seacoast Banking Corp. of Florida(a)(b)	502,933	764,458
Sierra Bancorp	83,333	733,330
Simmons First National Corp. Class A	121,927	3,315,195
Southside Bancshares Inc.	115,875	2,509,852
Southwest Bancorp Inc.(a)	135,743	809,028
State Bancorp Inc.	105,748	1,290,126
State Bank Financial Corp.(a)	221,757	3,350,748
Stellar One Corp.	163,145	1,856,590
Sterling Bancorp	219,538	1,896,808
Sterling Financial Corp.(a)(b)	188,556	3,148,885
Suffolk Bancorp(a)	67,395	727,192
Sun Bancorp Inc. (New Jersey)(a)(b)	281,109	680,284
Susquehanna Bancshares Inc.	1,101,952	9,234,358
SVB Financial Group(a)(b)	234,642	11,190,077
Taylor Capital Group Inc.(a)(b)	60,741	590,403
Texas Capital Bancshares Inc.(a)(b)	261,790	8,013,392
Tompkins Financial Corp.	57,269	2,205,429
Tower Bancorp Inc.	73,869	2,108,221
TowneBank(b)	172,295	2,108,891
TriCo Bancshares	98,198	1,396,376
TrustCo Bank Corp. NY	622,741	3,493,577
Trustmark Corp.	450,009	10,930,719
UMB Financial Corp.	225,118	8,385,645
Umpqua Holdings Corp.	806,262	9,989,586
Union First Market Bankshares Corp.	142,804	1,897,865
United Bankshares Inc.(b)	287,765	8,135,117
United Community Banks Inc.(a)(b)	290,780	2,032,552
Univest Corp. of Pennsylvania	119,100	1,743,624
Virginia Commerce Bancorp Inc.(a)(b)	163,660	1,265,092
Washington Banking Co.	109,338	1,302,216
Washington Trust Bancorp Inc.	100,771	2,404,396
Webster Financial Corp.	506,641	10,330,410
WesBanco Inc.	162,114	3,156,360
West Bancorporation Inc.	109,236	1,046,481
West Coast Bancorp(a)(b)	124,717	1,945,585
Westamerica Bancorp	110,755	4,862,144
Western Alliance Bancorp(a)(b)	486,020	3,027,905
Wilshire Bancorp Inc.(a)	437,939	1,589,719
Wintrust Financial Corp.	245,941	6,898,645

		454,986,925
BEVERAGES—0.08%
Central European Distribution Corp.(a)(b)	511,236	2,236,657
Craft Brewers Alliance Inc.(a)(b)	48,096	289,538
Farmer Bros. Co.	45,286	345,985
Primo Water Corp.(a)(b)	33,219	100,986

		2,973,166
BIOTECHNOLOGY—0.85%
Affymax Inc.(a)	126,602	836,839
AMAG Pharmaceuticals Inc.(a)	132,636	2,508,147
Arena Pharmaceuticals Inc.(a)(b)	947,224	1,771,309
Astex Pharmaceuticals Inc.(a)(b)	367,621	694,804
Cambrex Corp.(a)	206,776	1,484,652
Cell Therapeutics Inc.(a)(b)	167,900	194,764
Celldex Therapeutics Inc.(a)(b)	263,112	684,091
Curis Inc.(a)(b)	155,090	725,821

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

Enzo Biochem Inc.(a)	244,041	546,652
Enzon Pharmaceuticals Inc.(a)(b)	251,489	1,684,976
Exact Sciences Corp.(a)(b)	124,547	1,011,322
Geron Corp.(a)(b)	707,959	1,047,779
Harvard Bioscience Inc.(a)	150,017	580,566
ImmunoGen Inc.(a)(b)	149,980	1,736,768
Inhibitex Inc.(a)	123,122	1,346,955
Insmed Inc.(a)(b)	172,277	525,445
InterMune Inc.(a)(b)	205,117	2,584,474
Lexicon Pharmaceuticals Inc.(a)(b)	780,022	1,006,228
Maxygen Inc.(a)	199,803	1,124,891
Medicines Co. (The)(a)	163,504	3,047,715
Micromet Inc.(a)(b)	317,075	2,279,769
NewLink Genetics Corp.(a)(b)	12,866	90,577
Novavax Inc.(a)(b)	209,914	264,492
Nymox Pharmaceutical Corp.(a)(b)	23,281	191,370
Oncothyreon Inc.(a)(b)	82,358	624,274
Pacific Biosciences of California Inc.(a)(b)	192,891	540,095
PDL BioPharma Inc.	170,287	1,055,779
RTI Biologics Inc.(a)(b)	364,238	1,617,217
Sequenom Inc.(a)(b)	215,221	957,733
Sunesis Pharmaceuticals Inc.(a)	13,026	15,240
Transcept Pharmaceuticals Inc.(a)(b)	9,033	70,728
Vical Inc.(a)(b)	54,232	239,163

		33,090,635
BUILDING MATERIALS—1.38%
Apogee Enterprises Inc.	198,851	2,437,913
Broadwind Energy Inc.(a)(b)	720,264	489,780
Builders FirstSource Inc.(a)(b)	315,599	643,822
Comfort Systems USA Inc.	266,906	2,861,232
Drew Industries Inc.(a)	83,795	2,055,491
Eagle Materials Inc.	60,146	1,543,347
Gibraltar Industries Inc.(a)(b)	215,077	3,002,475
Griffon Corp.	335,125	3,059,691
Interline Brands Inc.(a)(b)	213,791	3,328,726
Louisiana-Pacific Corp.(a)(b)	929,557	7,501,525
LSI Industries Inc.	136,372	818,232
NCI Building Systems Inc.(a)	140,298	1,525,039
Quanex Building Products Corp.	267,257	4,014,200
Simpson Manufacturing Co. Inc.	292,482	9,844,944
Texas Industries Inc.(b)	160,002	4,924,862
Universal Forest Products Inc.	137,906	4,257,158
USG Corp.(a)(b)	146,947	1,492,982

		53,801,419
CHEMICALS—1.78%
A. Schulman Inc.	205,195	4,346,030
Aceto Corp.	188,773	1,302,534
American Vanguard Corp.	132,919	1,773,139
Chemtura Corp.(a)(b)	262,488	2,976,614
Ferro Corp.(a)(b)	606,400	2,965,296
Georgia Gulf Corp.(a)(b)	239,822	4,674,131
H.B. Fuller Co.	323,981	7,487,201
Innospec Inc.(a)	18,517	519,772
KMG Chemicals Inc.	6,825	117,868
Kraton Performance Polymers Inc.(a)	28,160	571,648
Landec Corp.(a)	188,496	1,040,498
Minerals Technologies Inc.	128,511	7,264,727
Oil-Dri Corp. of America	28,898	584,896
Olin Corp.	221,901	4,360,355

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

OM Group Inc.(a)	218,142	4,884,199
PolyOne Corp.	181,256	2,093,507
Quaker Chemical Corp.	21,953	853,752
Sensient Technologies Corp.	352,030	13,341,937
Spartech Corp.(a)(b)	222,384	1,051,876
Stepan Co.	57,015	4,570,322
TPC Group Inc.(a)(b)	32,820	765,691
Zoltek Companies Inc.(a)(b)	194,368	1,481,084

		69,027,077
COAL—0.26%
Cloud Peak Energy Inc.(a)(b)	340,194	6,572,548
Hallador Energy Co.	3,111	30,892
James River Coal Co.(a)(b)	251,757	1,742,158
L&L Energy Inc.(a)(b)	154,713	400,707
Patriot Coal Corp.(a)(b)	42,893	363,304
SunCoke Energy Inc.(a)(b)	48,375	541,800
Westmoreland Coal Co.(a)(b)	50,062	638,291

		10,289,700
COMMERCIAL SERVICES—4.23%
ABM Industries Inc.	269,697	5,561,152
Advance America Cash Advance Centers Inc.	341,132	3,053,131
Albany Molecular Research Inc.(a)(b)	154,660	453,154
American Reprographics Co.(a)	226,999	1,041,925
AMN Healthcare Services Inc.(a)(b)	150,899	668,483
Ascent Media Corp. Class A(a)	101,003	5,122,872
Barrett Business Services Inc.	54,297	1,083,768
CBIZ Inc.(a)(b)	277,469	1,695,336
CDI Corp.	76,770	1,060,194
Cenveo Inc.(a)(b)	178,256	606,070
Convergys Corp.(a)	739,854	9,447,936
Corinthian Colleges Inc.(a)(b)	551,266	1,196,247
CRA International Inc.(a)(b)	62,445	1,238,909
Cross Country Healthcare Inc.(a)	193,538	1,074,136
Electro Rent Corp.	78,527	1,346,738
Essex Rental Corp.(a)(b)	103,609	305,646
Euronet Worldwide Inc.(a)(b)	360,212	6,656,718
Franklin Covey Co.(a)	92,585	784,195
FTI Consulting Inc.(a)(b)	295,701	12,543,636
GEO Group Inc. (The)(a)	456,129	7,640,161
Global Cash Access Inc.(a)(b)	219,507	976,806
Great Lakes Dredge & Dock Corp.	413,228	2,297,548
H&E Equipment Services Inc.(a)(b)	107,942	1,448,582
Hackett Group Inc. (The)(a)(b)	76,098	284,606
Heidrick & Struggles International Inc.	115,010	2,477,315
Hill International Inc.(a)(b)	173,926	893,980
Hudson Highland Group Inc.(a)	227,527	1,089,854
Huron Consulting Group Inc.(a)(b)	9,549	369,928
ICF International Inc.(a)(b)	89,751	2,224,030
Kelly Services Inc. Class A	188,806	2,582,866
Kforce Inc.(a)(b)	23,394	288,448
Korn/Ferry International(a)(b)	311,973	5,322,259
Lincoln Educational Services Corp.	159,214	1,257,791
Live Nation Entertainment Inc.(a)	992,332	8,246,279
Mac-Gray Corp.	83,168	1,146,887
Matthews International Corp. Class A	127,746	4,015,057
McGrath RentCorp	99,170	2,874,938
MoneyGram International Inc.(a)	6,027	106,979
Multi-Color Corp.	76,389	1,965,489
Navigant Consulting Inc.(a)(b)	363,724	4,150,091

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

Odyssey Marine Exploration Inc.(a)(b)	384,110	1,052,461
On Assignment Inc.(a)	233,528	2,610,843
PAREXEL International Corp.(a)	38,862	805,998
Pendrell Corp.(a)(b)	395,194	1,011,697
PHH Corp.(a)(b)	395,804	4,235,103
Providence Service Corp. (The)(a)(b)	74,354	1,023,111
Quad Graphics Inc.(b)	161,669	2,318,333
Rent-A-Center Inc.	413,130	15,285,810
Resources Connection Inc.	327,598	3,469,263
RSC Holdings Inc.(a)	476,502	8,815,287
Stewart Enterprises Inc. Class A	557,221	3,209,593
TMS International Corp.(a)(b)	55,693	550,247
TrueBlue Inc.(a)(b)	98,009	1,360,365
United Rentals Inc.(a)(b)	309,910	9,157,840
Viad Corp.	124,370	2,173,988
Zillow Inc.(a)(b)	21,529	483,972
Zipcar Inc.(a)(b)	15,717	210,922

		164,374,973
COMPUTERS—1.39%
Agilysys Inc.(a)(b)	124,705	991,405
CACI International Inc. Class A(a)(b)	172,531	9,647,933
Carbonite Inc.(a)(b)	13,268	147,275
CIBER Inc.(a)(b)	454,585	1,754,698
Computer Task Group Inc.(a)(b)	32,270	454,362
Cray Inc.(a)(b)	255,632	1,653,939
Dot Hill Systems Corp.(a)(b)	302,659	402,536
Dynamics Research Corp.(a)	62,175	705,064
Electronics For Imaging Inc.(a)(b)	306,094	4,361,839
Imation Corp.(a)(b)	213,942	1,225,888
Immersion Corp.(a)	16,832	87,190
Insight Enterprises Inc.(a)(b)	308,527	4,717,378
Keyw Holding Corp. (The)(a)(b)	130,912	968,749
Mentor Graphics Corp.(a)	377,667	5,121,165
Mercury Computer Systems Inc.(a)(b)	211,539	2,811,353
NCI Inc. Class A(a)(b)	38,158	444,541
Quantum Corp.(a)(b)	1,586,323	3,807,175
RadiSys Corp.(a)	139,681	706,786
Rimage Corp.	66,641	749,711
Spansion Inc. Class A(a)	356,176	2,949,137
Stream Global Services Inc.(a)(b)	63,561	210,387
Sykes Enterprises Inc.(a)(b)	246,636	3,862,320
Unisys Corp.(a)(b)	176,231	3,473,513
Xyratex Ltd.(b)	198,804	2,648,069

		53,902,413
COSMETICS & PERSONAL CARE—0.06%
Elizabeth Arden Inc.(a)(b)	32,031	1,186,428
Revlon Inc. Class A(a)(b)	77,612	1,154,091

		2,340,519
DISTRIBUTION & WHOLESALE—0.49%
Brightpoint Inc.(a)	269,482	2,899,626
Core-Mark Holding Co. Inc.	69,444	2,749,983
Owens & Minor Inc.	83,510	2,320,743
ScanSource Inc.(a)(b)	162,250	5,841,000
School Specialty Inc.(a)(b)	111,718	279,295
Titan Machinery Inc.(a)(b)	74,301	1,614,561
United Stationers Inc.	105,688	3,441,201

		19,146,409

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

DIVERSIFIED FINANCIAL SERVICES—2.00%
Aircastle Ltd.(b)	346,943	4,413,115
Apollo Residential Mortgage Inc.	26,687	407,244
Artio Global Investors Inc. Class A	17,749	86,615
Calamos Asset Management Inc. Class A	132,575	1,658,513
California First National Bancorp(b)	14,007	225,233
CIFC Corp.(a)(b)	82,150	443,610
Cohen & Steers Inc.(b)	21,252	614,183
Cowen Group Inc. Class A(a)	477,510	1,236,751
Doral Financial Corp.(a)(b)	904,995	865,175
Edelman Financial Group Inc.	141,888	932,204
FBR & Co.(a)(b)	320,400	656,820
Federal Agricultural Mortgage Corp. Class C NVS	70,256	1,266,013
First Marblehead Corp. (The)(a)(b)	388,414	454,444
FXCM Inc.(b)	123,160	1,200,810
GAIN Capital Holdings Inc.(b)	51,721	346,531
GAMCO Investors Inc. Class A	17,675	768,686
GFI Group Inc.	497,146	2,048,242
Gleacher & Co. Inc.(a)(b)	524,133	880,543
Imperial Holdings Inc.(a)	19,287	36,260
INTL FCStone Inc.(a)(b)	93,832	2,211,620
Investment Technology Group Inc.(a)	289,061	3,124,749
JMP Group Inc.	105,120	751,608
KBW Inc.	231,701	3,517,221
Knight Capital Group Inc. Class A(a)(b)	705,767	8,342,166
Manning & Napier Inc.(a)	68,309	853,179
Marlin Business Services Corp.	60,992	774,598
Medley Capital Corp.	79,970	831,688
National Financial Partners Corp.(a)(b)	290,558	3,928,344
Nelnet Inc. Class A	180,938	4,427,553
NewStar Financial Inc.(a)(b)	192,870	1,961,488
Nicholas Financial Inc.	67,446	864,658
Ocwen Financial Corp.(a)	673,909	9,758,202
Oppenheimer Holdings Inc. Class A	72,182	1,162,130
Piper Jaffray Companies Inc.(a)(b)	111,245	2,247,149
SeaCube Container Leasing Ltd.(b)	77,107	1,141,955
Solar Senior Capital Ltd.	53,758	846,689
Stifel Financial Corp.(a)(b)	227,275	7,284,164
SWS Group Inc.	203,854	1,400,477
Teton Advisors Inc. Class B(b)	653	13,053
Virtus Investment Partners Inc.(a)	2,680	203,707
Walter Investment Management Corp.	181,608	3,724,780

		77,912,170
ELECTRIC—4.46%
ALLETE Inc.	224,278	9,415,190
Atlantic Power Corp.(a)	737,363	10,544,291
Avista Corp.	405,287	10,436,140
Black Hills Corp.	277,156	9,306,899
Central Vermont Public Service Corp.	93,992	3,299,119
CH Energy Group Inc.	109,325	6,382,394
Cleco Corp.	428,758	16,335,680
Dynegy Inc.(a)(b)	722,912	2,002,466
El Paso Electric Co.	296,122	10,257,666
Empire District Electric Co. (The)	293,886	6,198,056
EnerNOC Inc.(a)(b)	114,424	1,243,789
Genie Energy Ltd. Class B(b)	8,151	64,637
IDACORP Inc.	348,502	14,779,970

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

MGE Energy Inc.	162,571	7,603,446
NorthWestern Corp.	255,005	9,126,629
Ormat Technologies Inc.(b)	126,277	2,276,774
Otter Tail Corp.	239,762	5,279,559
Pike Electric Corp.(a)(b)	113,879	818,790
PNM Resources Inc.	560,194	10,212,337
Portland General Electric Co.	529,687	13,395,784
UIL Holdings Corp.	355,301	12,566,996
UniSource Energy Corp.	258,108	9,529,347
Unitil Corp.	77,425	2,197,322

		173,273,281
ELECTRICAL COMPONENTS & EQUIPMENT—0.63%
A123 Systems Inc.(a)(b)	510,991	822,695
Advanced Energy Industries Inc.(a)	305,526	3,278,294
American Superconductor Corp.(a)(b)	315,335	1,163,586
Belden Inc.	47,713	1,587,889
Encore Wire Corp.	130,456	3,378,810
EnerSys Inc.(a)(b)	237,271	6,161,928
Generac Holdings Inc.(a)(b)	110,388	3,094,175
Insteel Industries Inc.	119,116	1,309,085
Littelfuse Inc.	19,265	828,010
Powell Industries Inc.(a)(b)	62,457	1,953,655
Power-One Inc.(a)	29,280	114,485
PowerSecure International Inc.(a)(b)	115,447	571,463
Valence Technology Inc.(a)(b)	264,333	259,046

		24,523,121
ELECTRONICS—2.13%
Analogic Corp.	22,766	1,304,947
Badger Meter Inc.	18,239	536,774
Bel Fuse Inc. Class B	74,588	1,398,525
Benchmark Electronics Inc.(a)(b)	427,156	5,753,791
Brady Corp. Class A	305,306	9,638,510
Checkpoint Systems Inc.(a)(b)	282,523	3,090,802
Coherent Inc.(a)(b)	47,798	2,498,401
CTS Corp.	242,396	2,230,043
Cymer Inc.(a)(b)	161,409	8,031,712
Daktronics Inc.	197,257	1,887,749
DDi Corp.	67,455	629,355
Electro Scientific Industries Inc.(a)(b)	144,788	2,096,530
ESCO Technologies Inc.	139,297	4,008,968
FEI Co.(a)(b)	20,634	841,455
Identive Group Inc.(a)(b)	282,103	629,090
InvenSense Inc.(a)	37,840	376,886
Kemet Corp.(a)(b)	292,998	2,065,636
Methode Electronics Inc.	259,891	2,154,496
Multi-Fineline Electronix Inc.(a)(b)	53,510	1,099,631
Newport Corp.(a)	181,067	2,464,322
OSI Systems Inc.(a)(b)	31,143	1,519,156
Park Electrochemical Corp.	146,219	3,746,131
Plexus Corp.(a)	24,435	669,030
Rofin-Sinar Technologies Inc.(a)	106,156	2,425,665
Rogers Corp.(a)(b)	73,997	2,727,529
Sanmina-SCI Corp.(a)(b)	565,333	5,263,250
TTM Technologies Inc.(a)(b)	279,099	3,058,925
Viasystems Group Inc.(a)(b)	18,105	306,337
Vishay Precision Group Inc.(a)(b)	87,355	1,395,933
Watts Water Technologies Inc. Class A	191,354	6,546,220
X-Rite Inc.(a)	185,068	858,716
Zygo Corp.(a)(b)	94,283	1,664,095

		82,918,610
ENERGY - ALTERNATE SOURCES—0.12%
FutureFuel Corp.	83,206	1,033,419
Green Plains Renewable Energy Inc.(a)(b)	132,957	1,297,660
Headwaters Inc.(a)	435,553	966,928
KiOR Inc. Class A(a)(b)	32,930	335,227
REX American Resources Corp.(a)(b)	43,240	956,037
Solazyme Inc.(a)	18,206	216,651

		4,805,922

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

ENGINEERING & CONSTRUCTION—1.00%
Aegion Corp.(a)(b)	277,204	4,252,309
Argan Inc.(b)	45,810	696,770
Dycom Industries Inc.(a)	205,796	4,305,252
EMCOR Group Inc.(b)	470,058	12,602,255
Granite Construction Inc.	271,825	6,447,689
Layne Christensen Co.(a)(b)	138,781	3,358,500
Michael Baker Corp.(a)(b)	59,367	1,164,187
MYR Group Inc.(a)(b)	8,939	171,093
Orion Marine Group Inc.(a)	191,754	1,275,164
Sterling Construction Co. Inc.(a)(b)	117,050	1,260,629
Tutor Perini Corp.(a)	220,376	2,719,440
VSE Corp.	28,678	696,302

		38,949,590
ENTERTAINMENT—0.58%
Churchill Downs Inc.	64,981	3,387,460
Cinemark Holdings Inc.	61,786	1,142,423
International Speedway Corp. Class A	206,683	5,239,414
Isle of Capri Casinos Inc.(a)	147,712	689,815
Multimedia Games Holding Co. Inc.(a)	191,495	1,520,470
Pinnacle Entertainment Inc.(a)	410,959	4,175,343
Scientific Games Corp. Class A(a)	196,743	1,908,407
Shuffle Master Inc.(a)	71,804	841,543
Speedway Motorsports Inc.(b)	82,603	1,266,304
Vail Resorts Inc.	53,264	2,256,263

		22,427,442
ENVIRONMENTAL CONTROL—0.41%
Calgon Carbon Corp.(a)	81,715	1,283,743
Casella Waste Systems Inc. Class A(a)	23,166	148,262
Energy Recovery Inc.(a)(b)	328,427	847,342
EnergySolutions Inc.(a)	444,003	1,371,969
Fuel Tech Inc.(a)(b)	8,261	54,357
Heckmann Corp.(a)(b)	360,340	2,396,261
Met-Pro Corp.	95,827	866,276
Metalico Inc.(a)(b)	119,138	391,964
Tetra Tech Inc.(a)(b)	349,490	7,545,489
US Ecology Inc.	7,561	141,996
WCA Waste Corp.(a)(b)	108,717	707,748

		15,755,407
FOOD—2.04%
Arden Group Inc. Class A(b)	3,330	299,733
B&G Foods Inc. Class A	144,148	3,469,642
Cal-Maine Foods Inc.	93,829	3,431,327

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

Chefs’ Warehouse Inc. (The)(a)	31,198	557,196
Chiquita Brands International Inc.(a)(b)	319,192	2,662,061
Dole Food Co. Inc.(a)(b)	205,990	1,781,814
Fresh Del Monte Produce Inc.(b)	256,672	6,419,367
Hain Celestial Group Inc.(a)(b)	189,931	6,962,870
Imperial Sugar Co.	85,453	305,067
Ingles Markets Inc. Class A	88,076	1,326,425
Nash-Finch Co.	85,437	2,501,595
Pilgrim’s Pride Corp.(a)(b)	358,347	2,064,079
Ruddick Corp.	158,982	6,778,993
Sanderson Farms Inc.	155,730	7,806,745
Seaboard Corp.(a)(b)	2,197	4,473,092
Seneca Foods Corp. Class A(a)	65,337	1,687,001
Smart Balance Inc.(a)(b)	220,485	1,181,800
Snyders-Lance Inc.	332,259	7,475,828
Spartan Stores Inc.	159,067	2,942,740
Tootsie Roll Industries Inc.(b)	13,202	312,491
TreeHouse Foods Inc.(a)(b)	102,645	6,710,930
Village Super Market Inc. Class A	43,356	1,233,478
Weis Markets Inc.	77,343	3,089,079
Winn-Dixie Stores Inc.(a)(b)	393,687	3,692,784

		79,166,137
FOREST PRODUCTS & PAPER—1.03%
Boise Inc.	642,401	4,573,895
Buckeye Technologies Inc.	280,561	9,381,960
Clearwater Paper Corp.(a)	162,080	5,771,669
KapStone Paper and Packaging Corp.(a)(b)	274,901	4,326,942
Neenah Paper Inc.	51,481	1,149,056
P.H. Glatfelter Co.	306,536	4,328,288
Schweitzer-Mauduit International Inc.	113,311	7,530,649
Verso Paper Corp.(a)(b)	103,695	99,547
Wausau Paper Corp.	345,968	2,857,696

		40,019,702
GAS—2.29%
Chesapeake Utilities Corp.	67,253	2,915,418
Laclede Group Inc. (The)	157,635	6,379,489
New Jersey Resources Corp.	290,909	14,312,723
Northwest Natural Gas Co.	187,601	8,991,716
Piedmont Natural Gas Co.	504,739	17,151,031
South Jersey Industries Inc.	172,947	9,825,119
Southwest Gas Corp.	322,411	13,699,243
WGL Holdings Inc.	360,183	15,927,292

		89,202,031
HAND & MACHINE TOOLS—0.01%
Franklin Electric Co. Inc.	10,710	466,528

		466,528
HEALTH CARE - PRODUCTS—1.17%
Accuray Inc.(a)(b)	56,945	240,877
Affymetrix Inc.(a)(b)	496,084	2,028,984
Alphatec Holdings Inc.(a)	374,199	643,622
AngioDynamics Inc.(a)(b)	175,992	2,606,441
BG Medicine Inc.(a)	6,637	31,327
BIOLASE Technology Inc.(a)(b)	168,223	432,333
BioMimetic Therapeutics Inc.(a)(b)	79,270	225,919
Cantel Medical Corp.	93,146	2,601,568

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

CardioNet Inc.(a)	127,637	302,500
Cerus Corp.(a)(b)	48,211	134,991
Chindex International Inc.(a)(b)	45,474	387,438
Columbia Laboratories Inc.(a)(b)	84,112	210,280
CONMED Corp.(a)(b)	199,121	5,111,436
CryoLife Inc.(a)	176,985	849,528
Cynosure Inc. Class A(a)(b)	67,947	799,057
Exactech Inc.(a)	17,625	290,284
Greatbatch Inc.(a)(b)	164,626	3,638,235
Hanger Orthopedic Group Inc.(a)(b)	112,336	2,099,560
ICU Medical Inc.(a)(b)	64,846	2,918,070
Invacare Corp.	190,647	2,914,993
IRIS International Inc.(a)	35,438	331,345
Medical Action Industries Inc.(a)(b)	65,146	340,714
Natus Medical Inc.(a)	97,520	919,614
Palomar Medical Technologies Inc.(a)(b)	132,490	1,232,157
Solta Medical Inc.(a)(b)	425,063	1,334,698
Staar Surgical Co.(a)(b)	32,600	341,974
SurModics Inc.(a)(b)	107,325	1,573,384
Symmetry Medical Inc.(a)	193,572	1,546,640
Uroplasty Inc.(a)(b)	18,228	77,469
West Pharmaceutical Services Inc.	106,702	4,049,341
Wright Medical Group Inc.(a)(b)	274,591	4,530,751
Young Innovations Inc.	25,512	755,921
Zeltiq Aesthetics Inc.(a)	14,893	169,184

		45,670,635
HEALTH CARE - SERVICES—2.02%
Almost Family Inc.(a)(b)	58,964	977,623
Amedisys Inc.(a)(b)	208,265	2,272,171
American Dental Partners Inc.(a)(b)	109,217	2,056,556
AmSurg Corp.(a)(b)	219,929	5,726,951
Assisted Living Concepts Inc. Class A	138,481	2,061,982
Capital Senior Living Corp.(a)	130,504	1,036,202
Centene Corp.(a)	131,514	5,206,639
Five Star Quality Care Inc.(a)	293,485	880,455
Gentiva Health Services Inc.(a)(b)	214,971	1,451,054
HealthSouth Corp.(a)	668,949	11,820,329
HealthSpring Inc.(a)	218,217	11,901,555
Healthways Inc.(a)	238,833	1,638,394
Kindred Healthcare Inc.(a)(b)	364,554	4,290,801
LHC Group Inc.(a)(b)	105,460	1,353,052
Magellan Health Services Inc.(a)	200,203	9,904,042
Molina Healthcare Inc.(a)(b)	78,876	1,761,301
National Healthcare Corp.	72,134	3,022,415
Neostem Inc.(a)(b)	26,045	13,205
Select Medical Holdings Corp.(a)(b)	245,598	2,082,671
Skilled Healthcare Group Inc. Class A(a)(b)	125,918	687,512
Sun Healthcare Group Inc.(a)(b)	175,313	680,215
Sunrise Senior Living Inc.(a)(b)	100,550	651,564
Triple-S Management Corp. Class B(a)(b)	139,151	2,785,803
Universal American Corp.	227,635	2,893,241
Vanguard Health Systems Inc.(a)	140,827	1,439,252

		78,594,985
HOLDING COMPANIES - DIVERSIFIED—1.56%
Apollo Investment Corp.	1,377,896	8,873,650
Arlington Asset Investment Corp. Class A	45,026	960,405
BlackRock Kelso Capital Corp.(c)	459,532	3,749,781
Capital Southwest Corp.	20,852	1,700,481
Compass Diversified Holdings	284,762	3,528,201

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

Fifth Street Finance Corp.(b)	507,428	4,856,086
Gladstone Capital Corp.	150,539	1,148,612
Gladstone Investment Corp.	153,866	1,118,606
Golub Capital BDC Inc.(b)	73,252	1,135,406
Harbinger Group Inc.(a)	64,377	258,152
Horizon Pharma Inc.(a)(b)	5,405	21,620
Kohlberg Capital Corp.	138,165	871,821
Main Street Capital Corp.(b)	160,895	3,417,410
MCG Capital Corp.	542,417	2,164,244
Medallion Financial Corp.	103,120	1,173,506
MVC Capital Inc.	168,815	1,956,566
New Mountain Finance Corp.	50,462	676,695
NGP Capital Resources Co.	150,731	1,083,756
PennantPark Investment Corp.	319,910	3,227,892
Primoris Services Corp.	24,184	361,067
Prospect Capital Corp.(b)	766,800	7,123,572
Solar Capital Ltd.	256,644	5,669,266
THL Credit Inc.	64,991	793,540
TICC Capital Corp.	228,599	1,977,381
Triangle Capital Corp.	155,790	2,978,705

		60,826,421
HOME BUILDERS—0.66%
Beazer Homes USA Inc.(a)(b)	533,750	1,323,700
Cavco Industries Inc.(a)	48,227	1,931,974
Hovnanian Enterprises Inc. Class A(a)(b)	429,653	622,997
KB Home	541,596	3,639,525
M.D.C. Holdings Inc.	264,688	4,666,449
M/I Homes Inc.(a)	130,553	1,253,309
Meritage Homes Corp.(a)	197,258	4,574,413
Ryland Group Inc. (The)	312,266	4,921,312
Skyline Corp.	48,136	209,392
Standard-Pacific Corp.(a)(b)	751,735	2,390,517

		25,533,588
HOME FURNISHINGS—0.35%
American Woodmark Corp.	65,101	889,280
Ethan Allen Interiors Inc.	109,630	2,599,327
Furniture Brands International Inc.(a)(b)	293,303	360,763
Kimball International Inc. Class B	218,909	1,109,869
La-Z-Boy Inc.(a)(b)	364,468	4,337,169
Sealy Corp.(a)(b)	356,432	613,063
Select Comfort Corp.(a)	49,948	1,083,372
Skullcandy Inc.(a)(b)	45,149	565,265
Universal Electronics Inc.(a)(b)	65,351	1,102,471
VOXX International Corp.(a)	127,104	1,074,029

		13,734,608
HOUSEHOLD PRODUCTS & WARES—0.70%
A.T. Cross Co. Class A(a)	5,631	63,518
ACCO Brands Corp.(a)	388,115	3,745,310
American Greetings Corp. Class A	267,660	3,348,426
Blyth Inc.	36,627	2,080,414
Central Garden & Pet Co. Class A(a)	293,442	2,441,437
CSS Industries Inc.	57,500	1,145,400
Ennis Inc.	183,421	2,445,002
Helen of Troy Ltd.(a)	216,861	6,657,633
Prestige Brands Holdings Inc.(a)(b)	354,829	3,998,923
Spectrum Brands Holdings Inc.(a)	24,625	674,725
Summer Infant Inc.(a)(b)	92,534	651,439

		27,252,227

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

HOUSEWARES—0.02%
Lifetime Brands Inc.	65,260	792,256

		792,256
INSURANCE—5.56%
Alterra Capital Holdings Ltd.(b)	638,005	15,076,058
American Equity Investment Life Holding Co.	419,926	4,367,230
American Safety Insurance Holdings Ltd.(a)(b)	74,260	1,615,155
Amerisafe Inc.(a)	129,616	3,013,572
AmTrust Financial Services Inc.	147,570	3,504,787
Argo Group International Holdings Ltd.(b)	193,083	5,591,684
Baldwin & Lyons Inc. Class B	58,466	1,274,559
Citizens Inc.(a)(b)	265,701	2,574,643
CNO Financial Group Inc.(a)(b)	1,559,575	9,840,918
Delphi Financial Group Inc. Class A	339,465	15,038,299
Donegal Group Inc. Class A	54,442	770,899
eHealth Inc.(a)(b)	142,087	2,088,679
EMC Insurance Group Inc.	32,440	667,291
Employers Holdings Inc.	240,970	4,359,147
Enstar Group Ltd.(a)(b)	48,377	4,750,621
FBL Financial Group Inc. Class A	90,205	3,068,774
First American Financial Corp.	739,675	9,371,682
Flagstone Reinsurance Holdings SA(b)	346,282	2,870,678
Fortegra Financial Corp.(a)	40,575	271,041
Global Indemnity PLC(a)	95,884	1,901,380
Greenlight Capital Re Ltd. Class A(a)(b)	153,290	3,628,374
Hallmark Financial Services Inc.(a)(b)	51,048	356,826
Harleysville Group Inc.	86,024	4,866,378
Hilltop Holdings Inc.(a)	281,350	2,377,408
Horace Mann Educators Corp.	281,702	3,862,134
Independence Holding Co.(b)	51,097	415,419
Infinity Property and Casualty Corp.	87,256	4,950,905
Kansas City Life Insurance Co.(b)	30,011	984,961
Maiden Holdings Ltd.	355,411	3,113,400
Meadowbrook Insurance Group Inc.	374,045	3,994,801
MGIC Investment Corp.(a)(b)	1,320,509	4,925,499
Montpelier Re Holdings Ltd.(b)	438,678	7,786,534
National Interstate Corp.	48,240	1,190,081
National Western Life Insurance Co. Class A	15,538	2,115,654
Navigators Group Inc. (The)(a)(b)	81,917	3,905,803
OneBeacon Insurance Group Ltd.(b)	156,058	2,401,733
Phoenix Companies Inc. (The)(a)	827,748	1,390,617
Platinum Underwriters Holdings Ltd.(b)	262,138	8,941,527
Presidential Life Corp.	151,580	1,514,284
Primerica Inc.	238,601	5,545,087
ProAssurance Corp.(b)	214,988	17,160,342
Radian Group Inc.(b)	932,778	2,182,701
RLI Corp.	128,230	9,342,838
Safety Insurance Group Inc.	89,155	3,608,994
SeaBright Insurance Holdings Inc.	139,937	1,070,518
Selective Insurance Group Inc.	379,974	6,736,939
State Auto Financial Corp.	89,464	1,215,816
Stewart Information Services Corp.	129,214	1,492,422
Symetra Financial Corp.	474,363	4,302,472
Tower Group Inc.	259,397	5,232,037
United Fire & Casualty Co.	151,534	3,057,956
Universal Insurance Holdings Inc.	130,101	465,762

		216,153,319

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

INTERNET—1.07%
1-800-FLOWERS.COM Inc.(a)(b)	173,842	382,452
Angie’s List Inc.(a)(b)	34,792	560,151
Archipelago Learning Inc.(a)(b)	37,884	366,338
Bankrate Inc.(a)	42,739	918,888
Blue Coat Systems Inc.(a)(b)	191,372	4,870,417
Boingo Wireless Inc.(a)(b)	10,501	90,309
DealerTrack Holdings Inc.(a)	39,536	1,077,751
Digital River Inc.(a)	228,829	3,437,012
EarthLink Inc.	774,070	4,985,011
ePlus Inc.(a)	25,715	727,220
eResearchTechnology Inc.(a)(b)	164,767	772,757
Global Sources Ltd.(a)(b)	5,075	24,614
ICG Group Inc.(a)	242,531	1,872,339
InfoSpace Inc.(a)(b)	242,648	2,666,702
Internap Network Services Corp.(a)	51,670	306,920
KIT Digital Inc.(a)(b)	271,572	2,294,783
Limelight Networks Inc.(a)(b)	72,041	213,241
ModusLink Global Solutions Inc.	283,542	1,531,127
Openwave Systems Inc.(a)	413,929	654,008
Orbitz Worldwide Inc.(a)	145,060	545,426
Perficient Inc.(a)(b)	49,508	495,575
QuinStreet Inc.(a)(b)	171,502	1,605,259
RealNetworks Inc.	148,205	1,111,537
S1 Corp.(a)	298,560	2,857,219
Safeguard Scientifics Inc.(a)(b)	145,604	2,299,087
Support.com Inc.(a)(b)	127,850	287,663
TechTarget Inc.(a)(b)	29,265	170,908
TeleCommunication Systems Inc.(a)(b)	188,416	442,778
United Online Inc.	626,558	3,408,476
XO Group Inc.(a)(b)	90,951	758,531

		41,734,499
IRON & STEEL—0.06%
Shiloh Industries Inc.(a)(b)	37,197	311,711
Universal Stainless & Alloy Products Inc.(a)(b)	49,703	1,856,904

		2,168,615
LEISURE TIME—0.21%
Ambassadors Group Inc.	94,576	426,538
Arctic Cat Inc.(a)	84,928	1,915,126
Black Diamond Inc.(a)(b)	91,849	686,112
Callaway Golf Co.(b)	454,249	2,511,997
Johnson Outdoors Inc. Class A(a)(b)	33,512	514,409
Life Time Fitness Inc.(a)	27,876	1,303,203
Marine Products Corp.(a)(b)	37,007	183,555
Town Sports International Holdings Inc.(a)(b)	85,841	630,931

		8,171,871
LODGING—0.46%
Boyd Gaming Corp.(a)(b)	385,630	2,876,800
Gaylord Entertainment Co.(a)(b)	250,751	6,053,129
Marcus Corp.	144,845	1,826,496
Monarch Casino & Resort Inc.(a)	61,829	630,038
Morgans Hotel Group Co.(a)(b)	98,946	583,781
Orient-Express Hotels Ltd. Class A(a)	670,543	5,008,956
Red Lion Hotels Corp.(a)(b)	101,812	705,557

		17,684,757

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

MACHINERY—1.17%
Alamo Group Inc.	44,547	1,199,651
Albany International Corp. Class A	157,105	3,632,268
Astec Industries Inc.(a)	140,306	4,519,256
Briggs & Stratton Corp.	354,790	5,495,697
Cascade Corp.	61,258	2,889,540
Cognex Corp.	53,090	1,900,091
Columbus McKinnon Corp.(a)(b)	28,595	362,870
Flow International Corp.(a)(b)	41,747	146,114
Gerber Scientific Inc. Escrow(a)(d)	173,399	1,734
Global Power Equipment Group Inc.(a)	55,408	1,315,940
Hurco Companies Inc.(a)	45,468	954,828
Intermec Inc.(a)	419,528	2,877,962
Intevac Inc.(a)(b)	162,991	1,206,133
Kadant Inc.(a)(b)	62,588	1,415,115
NACCO Industries Inc. Class A	41,195	3,675,418
Robbins & Myers Inc.	277,220	13,459,031
Tecumseh Products Co. Class A(a)(b)	129,188	607,184

		45,658,832
MANUFACTURING—1.67%
A.O. Smith Corp.	267,349	10,726,042
Actuant Corp. Class A	405,745	9,206,354
American Railcar Industries Inc.(a)	68,720	1,644,470
Barnes Group Inc.	382,989	9,233,865
Brink’s Co. (The)	43,627	1,172,694
Ceradyne Inc.(a)(b)	175,153	4,690,597
Chase Corp.	44,432	617,605
CLARCOR Inc.	17,693	884,473
Eastman Kodak Co.(a)(b)	1,693,541	1,099,955
EnPro Industries Inc.(a)(b)	82,586	2,723,686
Federal Signal Corp.(a)	403,167	1,673,143
FreightCar America Inc.(a)	84,292	1,765,917
GP Strategies Corp.(a)(b)	73,735	993,948
Handy & Harman Ltd.(a)(b)	34,706	343,589
Hexcel Corp.(a)(b)	106,299	2,573,499
John Bean Technologies Corp.	14,314	220,006
Lydall Inc.(a)	119,644	1,135,422
Metabolix Inc.(a)(b)	67,078	305,205
Movado Group Inc.	122,136	2,219,211
Myers Industries Inc.	194,036	2,394,404
NL Industries Inc.	2,889	37,470
Smith & Wesson Holding Corp.(a)(b)	279,437	1,218,345
Standex International Corp.	71,520	2,443,839
STR Holdings Inc.(a)(b)	213,384	1,756,150
Tredegar Corp.	167,499	3,721,828

		64,801,717
MEDIA—1.21%
A.H. Belo Corp. Class A	130,653	620,602
Belo Corp. Class A	462,351	2,912,811
Cambium Learning Group Inc.(a)(b)	114,571	346,004
Central European Media Enterprises Ltd. Class A(a)(b)	259,883	1,694,437
Courier Corp.	72,323	848,349
Crown Media Holdings Inc. Class A(a)(b)	193,928	234,653
Cumulus Media Inc. Class A(a)(b)	205,030	684,800
Dial Global Inc.(a)(b)	34,831	111,111
Digital Domain Media Group Inc.(a)(b)	12,059	73,319
Digital Generation Inc.(a)(b)	46,056	548,987
Dolan Co. (The)(a)(b)	214,092	1,824,064

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

E.W. Scripps Co. (The) Class A(a)	223,593	1,790,980
Entercom Communications Corp.(a)(b)	172,870	1,063,150
Entravision Communications Corp. Class A	144,782	225,860
Fisher Communications Inc.(a)(b)	62,192	1,792,995
Gray Television Inc.(a)(b)	348,181	564,053
Journal Communications Inc. Class A(a)(b)	307,830	1,354,452
Knology Inc.(a)(b)	14,854	210,927
Lin TV Corp. Class A(a)(b)	190,986	807,871
Martha Stewart Living Omnimedia Inc. Class A(b)	191,233	841,425
McClatchy Co. (The) Class A(a)(b)	403,774	965,020
Meredith Corp.(b)	255,567	8,344,263
New York Times Co. (The) Class A(a)(b)	963,995	7,451,681
Nexstar Broadcasting Group Inc.(a)(b)	62,039	486,386
Outdoor Channel Holdings Inc.	99,706	743,807
Saga Communications Inc. Class A(a)(b)	25,024	935,397
Scholastic Corp.	186,929	5,602,262
Sinclair Broadcast Group Inc. Class A	328,266	3,719,254
Value Line Inc.	1,107	11,380
World Wrestling Entertainment Inc. Class A(b)	20,999	195,711

		47,006,011
METAL FABRICATE & HARDWARE—0.94%
A.M. Castle & Co.(a)(b)	119,172	1,127,367
Ampco-Pittsburgh Corp.	55,187	1,067,317
CIRCOR International Inc.	45,344	1,601,097
Haynes International Inc.	19,133	1,044,662
Kaydon Corp.	229,317	6,994,168
L.B. Foster Co. Class A	63,847	1,806,232
Lawson Products Inc.	24,709	381,260
Mueller Industries Inc.	230,020	8,837,368
Mueller Water Products Inc. Class A	1,089,573	2,658,558
Northwest Pipe Co.(a)(b)	66,177	1,512,806
Olympic Steel Inc.	65,094	1,517,992
RBC Bearings Inc.(a)(b)	32,234	1,344,158
RTI International Metals Inc.(a)	184,195	4,275,166
Worthington Industries Inc.	152,533	2,498,490

		36,666,641
MINING—1.13%
Century Aluminum Co.(a)(b)	361,507	3,076,425
Coeur d’Alene Mines Corp.(a)(b)	588,576	14,208,225
Golden Minerals Co.(a)(b)	13,379	77,732
Golden Star Resources Ltd.(a)(b)	1,812,226	2,990,173
Horsehead Holding Corp.(a)(b)	290,374	2,616,270
Jaguar Mining Inc.(a)(b)	593,913	3,789,165
Kaiser Aluminum Corp.(b)	64,956	2,980,181
Materion Corp.(a)(b)	131,979	3,204,450
Revett Minerals Inc.(a)	77,881	367,598
Thompson Creek Metals Co. Inc.(a)(b)	1,074,363	7,477,566
United States Lime & Minerals Inc.(a)(b)	14,509	872,136
Ur-Energy Inc.(a)	129,978	111,651
USEC Inc.(a)(b)	729,758	831,924
Vista Gold Corp.(a)(b)	425,209	1,305,392

		43,908,888
OFFICE FURNISHINGS—0.10%
CompX International Inc.	7,265	107,013
Steelcase Inc. Class A	492,593	3,674,744

		3,781,757

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

OIL & GAS—1.77%
Alon USA Energy Inc.	19,453	169,436
Approach Resources Inc.(a)(b)	52,054	1,530,908
Bill Barrett Corp.(a)(b)	306,656	10,447,770
BPZ Resources Inc.(a)(b)	549,910	1,561,744
CAMAC Energy Inc.(a)(b)	407,069	411,140
Comstock Resources Inc.(a)(b)	334,154	5,112,556
Crimson Exploration Inc.(a)(b)	151,470	433,204
Delek US Holdings Inc.	99,622	1,136,687
Endeavour International Corp.(a)(b)	262,406	2,280,308
Energy Partners Ltd.(a)(b)	203,774	2,975,100
Gastar Exploration Ltd.(a)	414,061	1,316,714
GeoResources Inc.(a)(b)	85,693	2,511,662
GMX Resources Inc.(a)(b)	284,721	355,901
Harvest Natural Resources Inc.(a)(b)	239,764	1,769,458
Hercules Offshore Inc.(a)(b)	808,137	3,588,128
Miller Energy Resources Inc.(a)(b)	215,088	600,096
Parker Drilling Co.(a)(b)	820,838	5,885,408
Penn Virginia Corp.(b)	319,324	1,689,224
PetroCorp Inc. Escrow(a)(d)	19,086	2
Petroleum Development Corp.(a)(b)	165,286	5,803,191
PetroQuest Energy Inc.(a)	303,790	2,005,014
Rex Energy Corp.(a)(b)	35,760	527,818
Swift Energy Co.(a)	298,356	8,867,140
Triangle Petroleum Corp.(a)(b)	160,034	955,403
U.S. Energy Corp.(a)(b)	171,551	499,213
VAALCO Energy Inc.(a)(b)	319,594	1,930,348
Vantage Drilling Co.(a)(b)	1,237,173	1,435,121
Venoco Inc.(a)(b)	160,564	1,087,018
Voyager Oil & Gas Inc.(a)(b)	88,657	227,849
Warren Resources Inc.(a)(b)	419,829	1,368,643
Western Refining Inc.(a)	22,888	304,182

		68,786,386
OIL & GAS SERVICES—1.19%
C&J Energy Services Inc.(a)	41,105	860,328
Cal Dive International Inc.(a)(b)	255,937	575,858
Dawson Geophysical Co.(a)(b)	40,265	1,591,675
Exterran Holdings Inc.(a)(b)	450,859	4,102,817
Gulf Island Fabrication Inc.	86,548	2,528,067
Helix Energy Solutions Group Inc.(a)	745,486	11,778,679
Hornbeck Offshore Services Inc.(a)	217,212	6,737,916
Key Energy Services Inc.(a)	90,479	1,399,710
Matrix Service Co.(a)	158,287	1,494,229
Mitcham Industries Inc.(a)(b)	38,468	840,141
Natural Gas Services Group Inc.(a)(b)	85,328	1,233,843
Newpark Resources Inc.(a)(b)	592,122	5,625,159
Pioneer Drilling Co.(a)	94,013	910,046
Tesco Corp.(a)(b)	40,084	506,662
Tetra Technologies Inc.(a)	479,580	4,479,277
Union Drilling Inc.(a)(b)	106,097	662,045
Willbros Group Inc.(a)	227,553	835,120

		46,161,572
PACKAGING & CONTAINERS—0.02%
Graphic Packaging Holding Co.(a)	141,521	602,879

		602,879

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

PHARMACEUTICALS—1.02%
Allos Therapeutics Inc.(a)	105,531	149,854
Anacor Pharmaceuticals Inc.(a)(b)	6,027	37,367
Array BioPharma Inc.(a)	220,785	476,896
AVANIR Pharmaceuticals Inc. Class A(a)(b)	87,845	180,082
BioScrip Inc.(a)	69,757	380,873
Clovis Oncology Inc.(a)(b)	19,795	278,911
Cornerstone Therapeutics Inc.(a)(b)	57,088	319,693
Cytori Therapeutics Inc.(a)(b)	90,720	199,584
DURECT Corp.(a)(b)	39,200	46,256
Dyax Corp.(a)(b)	123,972	168,602
Furiex Pharmaceuticals Inc.(a)(b)	69,078	1,154,293
Hi-Tech Pharmacal Co. Inc.(a)(b)	50,705	1,971,917
Idenix Pharmaceuticals Inc.(a)(b)	307,851	2,291,951
Impax Laboratories Inc.(a)	39,854	803,855
K-V Pharmaceutical Co. Class A(a)(b)	120,787	169,102
Lannett Co. Inc.(a)(b)	77,853	344,110
Medicis Pharmaceutical Corp. Class A	76,491	2,543,326
Nektar Therapeutics(a)(b)	297,127	1,662,425
Neurocrine Biosciences Inc.(a)(b)	97,630	829,855
Nutraceutical International Corp.(a)	64,405	729,065
Omega Protein Corp.(a)	123,356	879,528
Par Pharmaceutical Companies Inc.(a)	78,505	2,569,469
PharMerica Corp.(a)	206,733	3,138,207
Progenics Pharmaceuticals Inc.(a)(b)	54,305	463,765
Rigel Pharmaceuticals Inc.(a)	116,861	922,033
Savient Pharmaceuticals Inc.(a)(b)	142,620	318,043
Schiff Nutrition International Inc.(a)	61,778	661,025
Theravance Inc.(a)	80,368	1,776,133
Vanda Pharmaceuticals Inc.(a)	12,099	57,591
ViroPharma Inc.(a)(b)	497,512	13,626,854
XenoPort Inc.(a)	44,179	168,322
Zalicus Inc.(a)(b)	203,314	246,010

		39,564,997
PIPELINES—0.21%
Crosstex Energy Inc.	31,013	392,004
SemGroup Corp.(a)(b)	291,829	7,605,064

		7,997,068
REAL ESTATE—0.39%
Avatar Holdings Inc.(a)(b)	62,556	449,152
Consolidated-Tomoka Land Co.	29,422	796,453
Forestar Group Inc.(a)	249,257	3,771,258
Kennedy-Wilson Holdings Inc.	190,446	2,014,919
Sovran Self Storage Inc.	194,731	8,309,172

		15,340,954
REAL ESTATE INVESTMENT TRUSTS—13.09%
Acadia Realty Trust	237,380	4,780,833
AG Mortgage Investment Trust Inc.(b)	36,305	730,820
Agree Realty Corp.(b)	69,599	1,696,824
American Assets Trust Inc.	12,710	260,682
American Campus Communities Inc.	266,031	11,162,661
American Capital Mortgage Investment Corp.	46,289	871,159
Anworth Mortgage Asset Corp.	941,900	5,915,132
Apollo Commercial Real Estate Finance Inc.(b)	145,447	1,909,719
ARMOUR Residential Inc.(b)	650,994	4,589,508
Ashford Hospitality Trust Inc.	368,036	2,944,288

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

Associated Estates Realty Corp.(b)	276,004	4,402,264
BioMed Realty Trust Inc.	1,081,576	19,554,894
Campus Crest Communities Inc.	216,002	2,172,980
CapLease Inc.	482,785	1,950,451
Capstead Mortgage Corp.(b)	593,600	7,384,384
CBL & Associates Properties Inc.(b)	717,812	11,269,648
Cedar Realty Trust Inc.	392,653	1,692,334
Chatham Lodging Trust	99,052	1,067,781
Chesapeake Lodging Trust	227,137	3,511,538
Cogdell Spencer Inc.	229,528	975,494
Colonial Properties Trust(b)	587,000	12,244,820
Colony Financial Inc.	232,565	3,653,596
CoreSite Realty Corp.	140,346	2,500,966
Cousins Properties Inc.	643,275	4,123,393
CreXus Investment Corp.	403,397	4,187,261
CubeSmart(b)	862,011	9,171,797
CYS Investments Inc.(b)	580,494	7,627,691
DCT Industrial Trust Inc.(b)	1,727,848	8,846,582
DiamondRock Hospitality Co.	1,177,013	11,346,405
DuPont Fabros Technology Inc.(b)	256,141	6,203,735
Dynex Capital Inc.(b)	284,445	2,596,983
EastGroup Properties Inc.	102,987	4,477,875
Education Realty Trust Inc.	646,714	6,615,884
Entertainment Properties Trust	327,965	14,335,350
Equity Lifestyle Properties Inc.	68,224	4,549,859
Equity One Inc.(b)	377,444	6,408,999
Excel Trust Inc.	217,197	2,606,364
Extra Space Storage Inc.(b)	403,414	9,774,721
FelCor Lodging Trust Inc.(a)	444,064	1,354,395
First Industrial Realty Trust Inc.(a)	609,250	6,232,627
First Potomac Realty Trust(b)	352,123	4,595,205
Franklin Street Properties Corp.	496,774	4,942,901
Getty Realty Corp.	97,967	1,366,640
Gladstone Commercial Corp.	44,855	787,205
Glimcher Realty Trust(b)	95,334	877,073
Government Properties Income Trust(b)	248,688	5,607,914
Hatteras Financial Corp.	525,597	13,859,993
Healthcare Realty Trust Inc.	547,355	10,175,329
Hersha Hospitality Trust	990,493	4,833,606
Highwoods Properties Inc.(b)	110,308	3,272,838
Hudson Pacific Properties Inc.	155,769	2,205,689
Inland Real Estate Corp.	540,862	4,115,960
Invesco Mortgage Capital Inc.	811,413	11,400,353
Investors Real Estate Trust(b)	456,077	3,327,082
iStar Financial Inc.(a)(b)	574,706	3,040,195
Kilroy Realty Corp.	208,461	7,936,110
Kite Realty Group Trust	389,311	1,755,793
LaSalle Hotel Properties	598,301	14,484,867
Lexington Realty Trust(b)	842,243	6,308,400
LTC Properties Inc.	175,018	5,401,055
Medical Properties Trust Inc.	785,780	7,755,649
MFA Financial Inc.	2,503,511	16,823,594
Mission West Properties Inc.	123,986	1,118,354
Monmouth Real Estate Investment Corp. Class A	277,372	2,537,954
MPG Office Trust Inc.(a)(b)	343,771	684,104
National Health Investors Inc.(b)	96,107	4,226,786
National Retail Properties Inc.	734,398	19,373,419
Newcastle Investment Corp.(b)	46,934	218,243
NorthStar Realty Finance Corp.(b)	676,409	3,226,471
Omega Healthcare Investors Inc.	37,827	731,952
One Liberty Properties Inc.(b)	78,538	1,295,877
Parkway Properties Inc.	155,830	1,536,484
Pebblebrook Hotel Trust	357,974	6,865,941

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

Pennsylvania Real Estate Investment Trust	392,887	4,101,740
PennyMac Mortgage Investment Trust(c)	195,317	3,246,169
Post Properties Inc.	350,433	15,320,931
Potlatch Corp.	131,228	4,082,503
PS Business Parks Inc.	105,004	5,820,372
RAIT Financial Trust(b)	283,152	1,344,972
Ramco-Gershenson Properties Trust	271,279	2,666,673
Redwood Trust Inc.(b)	552,602	5,625,488
Resource Capital Corp.(b)	548,298	3,075,952
Retail Opportunity Investments Corp.	348,331	4,124,239
RLJ Lodging Trust	193,190	3,251,388
Sabra Healthcare REIT Inc.	188,896	2,283,753
STAG Industrial Inc.	112,293	1,288,001
Starwood Property Trust Inc.	655,437	12,132,139
Strategic Hotels & Resorts Inc.(a)(b)	917,070	4,924,666
Summit Hotel Properties Inc.	192,141	1,813,811
Sun Communities Inc.(b)	149,204	5,450,422
Sunstone Hotel Investors Inc.(a)(b)	830,483	6,768,436
Terreno Realty Corp.	64,405	975,092
Two Harbors Investment Corp.	988,668	9,135,292
UMH Properties Inc.	85,489	795,903
Universal Health Realty Income Trust	38,993	1,520,727
Urstadt Biddle Properties Inc. Class A(b)	141,038	2,549,967
Washington Real Estate Investment Trust	345,516	9,449,863
Whitestone REIT Class B	52,125	620,287
Winthrop Realty Trust(b)	200,644	2,040,549

		508,801,068
RETAIL—5.98%
99 Cents Only Stores(a)	291,596	6,400,532
America’s Car-Mart Inc.(a)(b)	28,646	1,122,350
Asbury Automotive Group Inc.(a)(b)	205,452	4,429,545
Barnes & Noble Inc.(a)(b)	204,454	2,960,494
Bebe Stores Inc.	270,479	2,253,090
Benihana Inc.(a)(b)	101,965	1,043,102
Big 5 Sporting Goods Corp.	153,754	1,605,192
Biglari Holdings Inc.(a)	7,730	2,846,495
Bob Evans Farms Inc.	213,162	7,149,453
Bon-Ton Stores Inc. (The)(b)	85,834	289,261
Brown Shoe Co. Inc.(b)	296,777	2,641,315
Build-A-Bear Workshop Inc.(a)(b)	105,696	894,188
Cabela’s Inc.(a)(b)	304,280	7,734,798
Caribou Coffee Co. Inc.(a)	49,980	697,221
Cash America International Inc.	137,326	6,403,511
Casual Male Retail Group Inc.(a)(b)	299,211	1,023,302
Charming Shoppes Inc.(a)(b)	818,084	4,008,612
Children’s Place Retail Stores Inc. (The)(a)(b)	183,496	9,747,308
Christopher & Banks Corp.	248,384	581,219
Citi Trends Inc.(a)(b)	106,349	933,744
Coldwater Creek Inc.(a)(b)	511,161	603,170
Collective Brands Inc.(a)(b)	433,025	6,222,569
Conn’s Inc.(a)(b)	93,495	1,037,795
Cost Plus Inc.(a)(b)	48,363	471,539
Cracker Barrel Old Country Store Inc.	9,101	458,781
Denny’s Corp.(a)(b)	191,081	718,465
Domino’s Pizza Inc.(a)(b)	253,370	8,601,911
Einstein Noah Restaurant Group Inc.	5,523	87,374
Finish Line Inc. (The) Class A	253,437	4,887,533
Francesca’s Holdings Corp.(a)(b)	47,623	823,878
Fred’s Inc. Class A	260,050	3,791,529
Genesco Inc.(a)(b)	149,790	9,248,035
Gordmans Stores Inc.(a)(b)	2,444	30,721

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

Group 1 Automotive Inc.	159,904	8,283,027
Haverty Furniture Companies Inc.	132,825	1,458,418
hhgregg Inc.(a)(b)	112,786	1,629,758
Hot Topic Inc.	299,504	1,979,721
Jack in the Box Inc.(a)	292,014	6,103,093
Kenneth Cole Productions Inc. Class A(a)(b)	36,015	381,399
Kirkland’s Inc.(a)	117,070	1,557,031
Lithia Motors Inc. Class A	154,702	3,381,786
Liz Claiborne Inc.(a)(b)	631,606	5,450,760
Luby’s Inc.(a)(b)	130,519	588,641
MarineMax Inc.(a)(b)	165,609	1,079,771
Mattress Firm Holding Corp.(a)(b)	26,752	620,379
McCormick & Schmick’s Seafood Restaurants Inc.(a)(b)	93,996	821,525
Men’s Wearhouse Inc. (The)	300,150	9,727,861
New York & Co. Inc.(a)(b)	176,436	469,320
O’Charley’s Inc.(a)(b)	129,245	709,555
Office Depot Inc.(a)(b)	1,948,377	4,189,011
OfficeMax Inc.(a)(b)	608,475	2,762,476
P.F. Chang’s China Bistro Inc.	11,739	362,852
Pacific Sunwear of California Inc.(a)(b)	332,895	569,250
Pantry Inc. (The)(a)(b)	150,625	1,802,981
PC Connection Inc.(b)	65,734	728,990
Penske Automotive Group Inc.	314,069	6,045,828
Pep Boys - Manny, Moe & Jack (The)	366,034	4,026,374
Pier 1 Imports Inc.(a)(b)	472,078	6,576,047
Red Robin Gourmet Burgers Inc.(a)	9,264	256,613
Regis Corp.	406,377	6,725,539
Rite Aid Corp.(a)(b)	3,831,761	4,828,019
Ruby Tuesday Inc.(a)(b)	460,575	3,177,967
Rush Enterprises Inc. Class A(a)(b)	227,998	4,769,718
Ruth’s Hospitality Group Inc.(a)	203,904	1,013,403
Saks Inc.(a)(b)	811,051	7,907,747
Shoe Carnival Inc.(a)(b)	64,406	1,655,234
Sonic Automotive Inc.(b)	283,833	4,203,567
Stage Stores Inc.	219,024	3,042,243
Stein Mart Inc.(a)	194,790	1,326,520
Steinway Musical Instruments Inc.(a)	46,631	1,167,640
Susser Holdings Corp.(a)(b)	66,378	1,501,470
Systemax Inc.(a)(b)	72,850	1,195,468
Talbots Inc. (The)(a)(b)	498,716	1,326,585
Teavana Holdings Inc.(a)(b)	34,276	643,703
Texas Roadhouse Inc.	28,375	422,788
Tuesday Morning Corp.(a)(b)	306,397	1,057,070
West Marine Inc.(a)	103,602	1,204,891
Wet Seal Inc. Class A(a)(b)	637,570	2,078,478
World Fuel Services Corp.	215,124	9,030,906
Zale Corp.(a)(b)	230,701	878,971

		232,468,426
SAVINGS & LOANS—1.86%
Astoria Financial Corp.	611,909	5,195,107
Bank Mutual Corp.	321,747	1,023,155
BankFinancial Corp.	150,919	833,073
Beneficial Mutual Bancorp Inc.(a)(b)	235,896	1,972,091
Berkshire Hills Bancorp Inc.	145,414	3,226,737
BofI Holding Inc.(a)(b)	64,201	1,043,266
Brookline Bancorp Inc.	415,845	3,509,732
Cape Bancorp Inc.(a)(b)	79,653	625,276
Charter Financial Corp.	47,155	436,655
Clifton Savings Bancorp Inc.	54,445	505,250
Dime Community Bancshares Inc.	218,178	2,749,043
ESB Financial Corp.(b)	86,485	1,216,844

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

ESSA Bancorp Inc.	76,524	801,206
First Defiance Financial Corp.	67,482	984,562
First Financial Holdings Inc.	115,656	1,032,808
First PacTrust Bancorp Inc.	70,548	723,117
Flagstar Bancorp Inc.(a)	1,398,116	706,049
Flushing Financial Corp.	221,013	2,791,394
Fox Chase Bancorp Inc.	97,106	1,226,449
Home Federal Bancorp Inc.	115,807	1,204,393
Investors Bancorp Inc.(a)(b)	281,227	3,790,940
Kearny Financial Corp.	93,502	888,269
Meridian Interstate Bancorp Inc.(a)(b)	61,730	768,538
Northfield Bancorp Inc.	121,348	1,718,288
Northwest Bancshares Inc.	685,766	8,530,929
OceanFirst Financial Corp.	102,662	1,341,792
Oritani Financial Corp.	321,890	4,110,535
Provident Financial Services Inc.	425,376	5,695,785
Provident New York Bancorp	269,690	1,790,742
Rockville Financial Inc.	207,668	2,151,440
Roma Financial Corp.	53,084	522,347
Territorial Bancorp Inc.	78,377	1,547,946
United Financial Bancorp Inc.	114,445	1,841,420
ViewPoint Financial Group	244,450	3,180,294
Westfield Financial Inc.	144,377	1,062,615
WSFS Financial Corp.	45,316	1,629,563

		72,377,650
SEMICONDUCTORS—2.48%
Advanced Analogic Technologies Inc.(a)(b)	237,613	1,373,403
Alpha & Omega Semiconductor Ltd.(a)(b)	105,043	767,864
Amkor Technology Inc.(a)(b)	678,169	2,956,817
Amtech Systems Inc.(a)(b)	4,072	34,653
ANADIGICS Inc.(a)(b)	479,867	1,050,909
Applied Micro Circuits Corp.(a)(b)	71,668	481,609
ATMI Inc.(a)(b)	209,307	4,192,419
Axcelis Technologies Inc.(a)	737,751	981,209
AXT Inc.(a)(b)	128,999	537,926
Brooks Automation Inc.	465,417	4,779,833
Cabot Microelectronics Corp.(a)(b)	127,271	6,013,555
Cohu Inc.	169,479	1,923,587
DSP Group Inc.(a)(b)	147,653	769,272
EMCORE Corp.(a)(b)	613,009	528,598
Emulex Corp.(a)	618,955	4,246,031
Entegris Inc.(a)(b)	638,012	5,566,655
Exar Corp.(a)	227,936	1,481,584
FormFactor Inc.(a)(b)	355,345	1,798,046
FSI International Inc.(a)(b)	271,302	992,965
GSI Group Inc.(a)(b)	182,079	1,862,668
GSI Technology Inc.(a)(b)	139,941	654,924
Integrated Device Technology Inc.(a)	377,844	2,063,028
Integrated Silicon Solution Inc.(a)	188,951	1,727,012
Intermolecular Inc.(a)	28,870	247,705
IXYS Corp.(a)	58,490	633,447
Kopin Corp.(a)(b)	294,340	1,142,039
Kulicke and Soffa Industries Inc.(a)	505,605	4,676,846
Lattice Semiconductor Corp.(a)	576,100	3,422,034
LTX-Credence Corp.(a)(b)	158,711	849,104
Mindspeed Technologies Inc.(a)(b)	111,299	509,749
MIPS Technologies Inc.(a)(b)	106,848	476,542
MKS Instruments Inc.	367,556	10,225,408
Monolithic Power Systems Inc.(a)(b)	48,301	727,896
Nanometrics Inc.(a)(b)	141,894	2,613,687
OmniVision Technologies Inc.(a)(b)	87,262	1,067,651

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

Pericom Semiconductor Corp.(a)(b)	154,507	1,175,798
Photronics Inc.(a)(b)	414,957	2,522,939
PLX Technology Inc.(a)(b)	318,758	914,835
Richardson Electronics Ltd.	100,602	1,236,399
Rudolph Technologies Inc.(a)(b)	223,323	2,067,971
Sigma Designs Inc.(a)(b)	223,883	1,343,298
Silicon Image Inc.(a)	117,902	554,139
Standard Microsystems Corp.(a)(b)	161,939	4,173,168
Supertex Inc.(a)(b)	73,056	1,379,297
Tessera Technologies Inc.(a)	359,613	6,023,518
Veeco Instruments Inc.(a)(b)	87,383	1,817,566

		96,585,603
SOFTWARE—1.53%
Accelrys Inc.(a)(b)	389,331	2,616,304
Actuate Corp.(a)	19,938	116,837
Acxiom Corp.(a)	570,821	6,969,725
Avid Technology Inc.(a)(b)	209,485	1,786,907
CSG Systems International Inc.(a)(b)	127,736	1,878,997
Digi International Inc.(a)(b)	149,889	1,672,761
DynaVox Inc.(a)(b)	15,092	54,935
Ebix Inc.(b)	65,356	1,444,368
EPIQ Systems Inc.	205,670	2,472,154
ePocrates Inc.(a)(b)	3,917	30,553
Fair Isaac Corp.	104,557	3,747,323
Imperva Inc.(a)	10,335	359,761
inContact Inc.(a)(b)	17,889	79,248
JDA Software Group Inc.(a)	242,162	7,843,627
ManTech International Corp. Class A	163,972	5,122,485
MedAssets Inc.(a)	62,340	576,645
Omnicell Inc.(a)	121,076	2,000,176
PDF Solutions Inc.(a)	9,588	66,828
Progress Software Corp.(a)	191,509	3,705,699
Quest Software Inc.(a)	277,027	5,152,702
Rosetta Stone Inc.(a)(b)	76,353	582,573
Schawk Inc.	81,810	917,090
SeaChange International Inc.(a)(b)	94,862	666,880
Smith Micro Software Inc.(a)	248,940	281,302
SS&C Technologies Holdings Inc.(a)(b)	177,518	3,205,975
SYNNEX Corp.(a)(b)	176,626	5,380,028
Tangoe Inc.(a)	18,956	291,922
THQ Inc.(a)(b)	490,100	372,476

		59,396,281
STORAGE & WAREHOUSING—0.12%
Mobile Mini Inc.(a)(b)	190,597	3,325,917
Wesco Aircraft Holdings Inc.(a)(b)	92,411	1,292,830

		4,618,747
TELECOMMUNICATIONS—2.85%
Alaska Communications Systems Group Inc.(b)	253,422	762,800
Anaren Inc.(a)	95,416	1,585,814
Anixter International Inc.(a)	98,907	5,898,814
ARRIS Group Inc.(a)(b)	870,467	9,418,453
Atlantic Tele-Network Inc.	50,856	1,985,927
Aviat Networks Inc.(a)(b)	423,804	775,561
Black Box Corp.	126,187	3,538,283
Cincinnati Bell Inc.(a)	994,361	3,012,914
Communications Systems Inc.	46,134	648,644
Comtech Telecommunications Corp.	142,961	4,091,544

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

Consolidated Communications Holdings Inc.	36,953	703,955
Extreme Networks Inc.(a)(b)	471,618	1,377,125
Fairpoint Communications Inc.(a)(b)	145,433	629,725
GeoEye Inc.(a)(b)	146,779	3,261,429
Globalstar Inc.(a)(b)	709,649	383,210
Globecomm Systems Inc.(a)(b)	46,051	629,978
Harmonic Inc.(a)(b)	634,751	3,199,145
IDT Corp. Class B	8,151	76,456
Infinera Corp.(a)(b)	689,336	4,329,030
Iridium Communications Inc.(a)(b)	271,265	2,091,453
KVH Industries Inc.(a)(b)	101,835	792,276
Leap Wireless International Inc.(a)	304,560	2,829,362
Loral Space & Communications Inc.(a)	70,829	4,595,386
Motricity Inc.(a)	14,873	13,386
NeoPhotonics Corp.(a)(b)	30,438	139,406
Neutral Tandem Inc.(a)(b)	222,345	2,376,868
Novatel Wireless Inc.(a)(b)	201,454	630,551
Oclaro Inc.(a)(b)	357,736	1,008,816
Oplink Communications Inc.(a)(b)	83,907	1,381,948
Opnext Inc.(a)(b)	307,380	248,302
ORBCOMM Inc.(a)(b)	248,360	742,596
Plantronics Inc.	223,399	7,961,940
Preformed Line Products Co.	15,349	915,721
Premiere Global Services Inc.(a)(b)	367,835	3,115,562
RF Micro Devices Inc.(a)	1,738,025	9,385,335
Sonus Networks Inc.(a)	1,371,027	3,290,465
SureWest Communications	94,358	1,135,127
Sycamore Networks Inc.(a)	140,578	2,516,346
Symmetricom Inc.(a)(b)	307,320	1,656,455
Tekelec(a)	432,117	4,723,039
TeleNav Inc.(a)	6,962	54,373
Ubiquiti Networks Inc.(a)(b)	46,645	850,338
UniTek Global Services Inc.(a)(b)	76,222	345,286
USA Mobility Inc.	155,423	2,155,717
ViaSat Inc.(a)(b)	159,746	7,367,486
Vonage Holdings Corp.(a)	560,994	1,374,435
Westell Technologies Inc.(a)(b)	368,571	818,228

		110,825,010
TEXTILES—0.24%
G&K Services Inc. Class A	132,112	3,845,780
UniFirst Corp.	99,640	5,653,574

		9,499,354
TOYS, GAMES & HOBBIES—0.11%
JAKKS Pacific Inc.	190,802	2,692,216
LeapFrog Enterprises Inc.(a)(b)	291,315	1,628,451

		4,320,667
TRANSPORTATION—1.85%
Air Transport Services Group Inc.(a)(b)	381,192	1,799,226
Arkansas Best Corp.	179,700	3,462,819
Atlas Air Worldwide Holdings Inc.(a)(b)	184,748	7,099,866
Baltic Trading Ltd.(b)	114,715	544,896
Bristow Group Inc.	255,396	12,103,216
CAI International Inc.(a)	4,916	76,001
Celadon Group Inc.(b)	52,481	619,801
Covenant Transportation Group Class A(a)	58,059	172,435
DHT Maritime Inc.	449,708	332,784
Eagle Bulk Shipping Inc.(a)(b)	438,232	412,858

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

Excel Maritime Carriers Ltd.(a)(b)	328,860	476,847
Frontline Ltd.(b)	362,205	1,553,859
Genco Shipping & Trading Ltd.(a)(b)	210,356	1,422,007
GulfMark Offshore Inc. Class A(a)	137,478	5,775,451
International Shipholding Corp.	38,133	712,706
Knightsbridge Tankers Ltd.(b)	154,540	2,112,562
Marten Transport Ltd.	93,246	1,677,496
Nordic American Tankers Ltd.(b)	332,154	3,982,527
Overseas Shipholding Group Inc.(b)	186,249	2,035,702
Pacer International Inc.(a)	219,802	1,175,941
Patriot Transportation Holding Inc.(a)(b)	42,833	929,476
PHI Inc.(a)(b)	90,964	2,260,455
Quality Distribution Inc.(a)	72,801	819,011
RailAmerica Inc.(a)(b)	151,125	2,250,251
Roadrunner Transportation Systems Inc.(a)	61,372	867,186
Saia Inc.(a)	111,320	1,389,274
Scorpio Tankers Inc.(a)(b)	211,571	1,034,582
Ship Finance International Ltd.(b)	315,893	2,950,441
Swift Transportation Co.(a)	395,956	3,262,677
Teekay Tankers Ltd. Class A(b)	298,917	1,052,188
Ultrapetrol (Bahamas) Ltd.(a)(b)	150,086	447,256
Universal Truckload Services Inc.	38,635	701,225
Werner Enterprises Inc.	263,285	6,345,169

		71,858,191
TRUCKING & LEASING—0.23%
AMERCO	60,835	5,377,814
Greenbrier Companies Inc. (The)(a)(b)	139,438	3,385,555

		8,763,369
VENTURE CAPITAL—0.10%
Fidus Investment Corp.(b)	28,871	374,457
Harris & Harris Group Inc.(a)(b)	217,152	751,346
Hercules Technology Growth Capital Inc.	308,295	2,910,305

		4,036,108
WATER—0.60%
American States Water Co.	131,610	4,593,189
Artesian Resources Corp. Class A	51,489	969,538
California Water Service Group	293,254	5,354,818
Connecticut Water Service Inc.	60,877	1,651,593
Consolidated Water Co. Ltd.(b)	102,083	875,872
Middlesex Water Co.	110,491	2,061,762
Pennichuck Corp.(b)	15,904	458,512
PICO Holdings Inc.(a)	160,380	3,300,621
SJW Corp.	99,144	2,343,764
York Water Co. (The)(b)	88,819	1,566,767

		23,176,436

TOTAL COMMON STOCKS
(Cost: $4,459,764,623)		3,873,777,803

SHORT-TERM INVESTMENTS—16.03%

MONEY MARKET FUNDS—16.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(e)(f)	569,206,680	569,206,680

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2011

BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(e)(f)	49,720,958	49,720,958
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(e)	4,432,578	4,432,578

		623,360,216

TOTAL SHORT-TERM INVESTMENTS
(Cost: $623,360,216)		623,360,216

TOTAL INVESTMENTS IN SECURITIES—115.67%
(Cost: $5,083,124,839)		4,497,138,019
Other Assets, Less Liabilities—(15.67)%		(609,197,894)

NET ASSETS—100.00%		$3,887,940,125

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.75%

ADVERTISING—0.14%
Clear Channel Outdoor Holdings Inc. Class A(a)	9,304	$116,765
Harte-Hanks Inc.	10,065	91,491
Interpublic Group of Companies Inc. (The)	105,429	1,025,824
Lamar Advertising Co. Class A(a)(b)	13,328	366,520
Marchex Inc. Class B	4,863	30,394
MDC Partners Inc.(b)	5,706	77,145
Omnicom Group Inc.	64,245	2,864,042
Valuevision Media Inc. Class A(a)(b)	9,303	17,490

		4,589,671
AEROSPACE & DEFENSE—1.85%
AAR Corp.	9,132	175,060
AeroVironment Inc.(a)(b)	3,831	120,562
Alliant Techsystems Inc.	7,656	437,617
Astronics Corp.(a)(b)	2,325	83,258
BE Aerospace Inc.(a)	22,211	859,788
Boeing Co. (The)	168,706	12,374,585
Cubic Corp.	3,590	156,488
Curtiss-Wright Corp.	10,620	375,205
Ducommun Inc.	2,399	30,587
Esterline Technologies Corp.(a)(b)	6,961	389,607
Exelis Inc.	42,086	380,878
GenCorp Inc.(a)	13,328	70,905
General Dynamics Corp.	75,918	5,041,714
Goodrich Corp.	28,538	3,530,151
HEICO Corp.(b)	9,525	557,022
Kaman Corp.	5,967	163,018
Kratos Defense & Security Solutions Inc.(a)(b)	7,523	44,912
L-3 Communications Holdings Inc.	22,822	1,521,771
LMI Aerospace Inc.(a)(b)	2,070	36,329
Lockheed Martin Corp.	60,560	4,899,304
Moog Inc. Class A(a)(b)	10,388	456,345
National Presto Industries Inc.(b)	1,112	104,083
Northrop Grumman Corp.	59,711	3,491,899
Orbital Sciences Corp.(a)(b)	13,418	194,964
Raytheon Co.	81,397	3,937,987
Rockwell Collins Inc.	35,213	1,949,744
Spirit AeroSystems Holdings Inc. Class A(a)	26,782	556,530
Teledyne Technologies Inc.(a)(b)	8,398	460,630
TransDigm Group Inc.(a)	11,424	1,093,048
Triumph Group Inc.	8,595	502,378
United Technologies Corp.	209,151	15,286,847

		59,283,216
AGRICULTURE—1.87%
Alico Inc.	815	15,787
Alliance One International Inc.(a)(b)	19,790	53,829
Altria Group Inc.	478,364	14,183,493
Andersons Inc. (The)	4,230	184,682
Archer-Daniels-Midland Co.	154,444	4,417,098
Bunge Ltd.	33,653	1,924,952
Cadiz Inc.(a)(b)	2,736	26,348
Griffin Land & Nurseries Inc.	575	15,214
Limoneira Co.(b)	1,776	30,032

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Lorillard Inc.	30,856	3,517,584
MGP Ingredients Inc.	2,728	13,749
Philip Morris International Inc.	406,383	31,892,938
Reynolds American Inc.	76,601	3,172,813
Star Scientific Inc.(a)(b)	24,323	53,024
Tejon Ranch Co.(a)(b)	3,239	79,291
Universal Corp.	5,312	244,139
Vector Group Ltd.(b)	10,944	194,365

		60,019,338
AIRLINES—0.21%
Alaska Air Group Inc.(a)	8,186	614,687
Allegiant Travel Co.(a)	3,363	179,383
AMR Corp.(a)(b)	76,754	26,864
Copa Holdings SA Class A	7,419	435,273
Delta Air Lines Inc.(a)	193,335	1,564,080
Hawaiian Holdings Inc.(a)(b)	11,447	66,393
JetBlue Airways Corp.(a)(b)	56,500	293,800
Republic Airways Holdings Inc.(a)(b)	10,958	37,586
SkyWest Inc.	12,034	151,508
Southwest Airlines Co.	180,956	1,548,983
Spirit Airlines Inc.(a)	3,539	55,208
United Continental Holdings Inc.(a)	75,851	1,431,308
US Airways Group Inc.(a)(b)	36,899	187,078

		6,592,151
APPAREL—0.67%
Carter’s Inc.(a)(b)	11,242	447,544
Cherokee Inc.	1,927	22,488
Coach Inc.	67,102	4,095,906
Columbia Sportswear Co.	2,753	128,152
Crocs Inc.(a)(b)	20,723	306,079
Deckers Outdoor Corp.(a)	8,841	668,114
Delta Apparel Inc.(a)(b)	1,612	30,773
G-III Apparel Group Ltd.(a)(b)	3,744	93,263
Hanesbrands Inc.(a)	22,028	481,532
Iconix Brand Group Inc.(a)	16,707	272,157
Jones Group Inc. (The)	18,522	195,407
K-Swiss Inc. Class A(a)(b)	5,952	17,380
Maidenform Brands Inc.(a)(b)	5,314	97,246
Nike Inc. Class B	81,582	7,862,057
Oxford Industries Inc.	2,908	131,209
Perry Ellis International Inc.(a)(b)	2,711	38,550
Quiksilver Inc.(a)(b)	29,480	106,423
R.G. Barry Corp.	1,927	23,278
Ralph Lauren Corp.	14,358	1,982,553
SKECHERS U.S.A. Inc. Class A(a)(b)	8,512	103,165
Steven Madden Ltd.(a)(b)	8,666	298,977
True Religion Apparel Inc.(a)(b)	5,868	202,916
Under Armour Inc. Class A(a)	8,309	596,503
Unifi Inc.(a)(b)	3,173	24,115
VF Corp.	19,877	2,524,180
Warnaco Group Inc. (The)(a)	9,262	463,471
Weyco Group Inc.(b)	1,630	40,017
Wolverine World Wide Inc.	11,350	404,514

		21,657,969
AUTO MANUFACTURERS—0.54%
Ford Motor Co.(a)	851,452	9,161,623
General Motors Co.(a)	173,711	3,521,122
Navistar International Corp.(a)	16,522	625,853
Oshkosh Corp.(a)	20,834	445,431

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

PACCAR Inc.	83,528	3,129,794
Tesla Motors Inc.(a)(b)	12,367	353,202
Wabash National Corp.(a)(b)	15,563	122,014

		17,359,039
AUTO PARTS & EQUIPMENT—0.43%
Accuride Corp.(a)	9,199	65,497
American Axle & Manufacturing Holdings Inc.(a)(b)	15,181	150,140
Amerigon Inc.(a)(b)	5,057	72,113
Autoliv Inc.	20,389	1,090,608
BorgWarner Inc.(a)	25,031	1,595,476
Commercial Vehicle Group Inc.(a)(b)	6,549	59,203
Cooper Tire & Rubber Co.	14,121	197,835
Dana Holding Corp.(a)	33,422	406,077
Dorman Products Inc.(a)	2,461	90,885
Douglas Dynamics Inc.	4,237	61,945
Exide Technologies Inc.(a)(b)	17,579	46,233
Federal-Mogul Corp. Class A(a)	4,446	65,579
Fuel Systems Solutions Inc.(a)(b)	3,772	62,200
Goodyear Tire & Rubber Co. (The)(a)	55,764	790,176
Johnson Controls Inc.	155,041	4,846,582
Lear Corp.	24,039	956,752
Meritor Inc.(a)	21,465	114,194
Miller Industries Inc.	2,495	39,246
Modine Manufacturing Co.(a)(b)	10,568	99,973
Motorcar Parts of America Inc.(a)(b)	2,738	20,535
Spartan Motors Inc.	7,582	36,469
Standard Motor Products Inc.	4,466	89,543
Superior Industries International Inc.	5,315	87,910
Tenneco Inc.(a)(b)	13,810	411,262
Titan International Inc.(b)	9,652	187,828
Tower International Inc.(a)	1,512	16,239
TRW Automotive Holdings Corp.(a)	23,245	757,787
Visteon Corp.(a)	11,647	581,651
WABCO Holdings Inc.(a)	15,402	668,447

		13,668,385
BANKS—5.76%
1st Source Corp.	3,457	87,566
1st United Bancorp Inc.(a)(b)	6,183	34,316
Alliance Financial Corp.	1,072	33,103
Ameris Bancorp(a)	5,394	55,450
Ames National Corp.(b)	1,880	36,660
Arrow Financial Corp.	2,313	54,217
Associated Banc-Corp	39,639	442,768
BancFirst Corp.	1,533	57,549
Banco Latinoamericano de Comercio Exterior SA Class E	6,315	101,356
Bancorp Inc. (The)(a)(b)	6,656	48,123
Bancorp Rhode Island Inc.	846	33,586
BancorpSouth Inc.(b)	18,989	209,259
Bank of America Corp.	2,315,517	12,874,275
Bank of Hawaii Corp.	10,895	484,719
Bank of Kentucky Financial Corp.(b)	1,320	26,466
Bank of Marin Bancorp(b)	1,200	45,108
Bank of New York Mellon Corp. (The)	283,762	5,649,701
Bank of the Ozarks Inc.	6,392	189,395
Banner Corp.	3,748	64,278
BB&T Corp.	159,164	4,006,158
BBCN Bancorp Inc.(a)(b)	17,038	161,009
BOK Financial Corp.	5,869	322,384
Boston Private Financial Holdings Inc.	17,490	138,871
Bridge Bancorp Inc.(b)	1,535	30,546
Bridge Capital Holdings(a)(b)	2,069	21,518

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Bryn Mawr Bank Corp.	2,486	48,452
Camden National Corp.	1,744	56,854
Capital Bank Corp.(a)(b)	3,185	6,402
Capital City Bank Group Inc.	2,595	24,782
Capital One Financial Corp.	104,924	4,437,236
CapitalSource Inc.	62,856	421,135
Cardinal Financial Corp.	6,583	70,701
Cascade Bancorp(a)	1,373	6,014
Cass Information Systems Inc.	2,096	76,273
Cathay General Bancorp	18,088	270,054
Center Bancorp Inc.	2,742	26,789
CenterState Banks Inc.	6,827	45,195
Central Pacific Financial Corp.(a)(b)	3,505	45,285
Century Bancorp Inc. Class A(b)	785	22,168
Chemical Financial Corp.	6,232	132,866
CIT Group Inc.(a)	45,833	1,598,197
Citigroup Inc.	664,055	17,471,287
Citizens & Northern Corp.	2,763	51,033
City Holding Co.(b)	3,462	117,327
City National Corp.	10,645	470,296
CNB Financial Corp.(b)	2,787	43,979
CoBiz Financial Inc.	7,400	42,698
Columbia Banking System Inc.	8,973	172,910
Comerica Inc.	45,930	1,184,994
Commerce Bancshares Inc.	17,799	678,498
Community Bank System Inc.	8,379	232,936
Community Trust Bancorp Inc.	3,155	92,820
Cullen/Frost Bankers Inc.	12,185	644,708
CVB Financial Corp.	20,295	203,559
Eagle Bancorp Inc.(a)(b)	3,799	55,237
East West Bancorp Inc.	34,071	672,902
Encore Bancshares Inc.(a)(b)	1,913	25,864
Enterprise Bancorp Inc.	1,334	19,076
Enterprise Financial Services Corp.	3,609	53,413
F.N.B. Corp.	29,097	329,087
Fifth Third Bancorp	209,973	2,670,857
Financial Institutions Inc.	3,151	50,857
First Bancorp (North Carolina)	3,432	38,267
First Bancorp Inc. (Maine)	1,986	30,525
First Busey Corp.	17,506	87,530
First Citizens BancShares Inc. Class A	1,243	217,513
First Commonwealth Financial Corp.	23,847	125,435
First Community Bancshares Inc.	3,607	45,015
First Connecticut Bancorp Inc.	4,067	52,912
First Financial Bancorp	13,382	222,676
First Financial Bankshares Inc.(b)	7,225	241,532
First Financial Corp.(b)	2,533	84,298
First Horizon National Corp.	60,200	481,600
First Interstate BancSystem Inc.	3,579	46,634
First Merchants Corp.	5,835	49,422
First Midwest Bancorp Inc.	16,933	171,531
First of Long Island Corp. (The)	1,734	45,639
First Republic Bank San Francisco(a)	16,785	513,789
FirstMerit Corp.	25,013	378,447
Franklin Financial Corp.(a)(b)	3,164	37,462
Fulton Financial Corp.	45,559	446,934
German American Bancorp Inc.	2,854	51,914
Glacier Bancorp Inc.	16,358	196,787
Goldman Sachs Group Inc. (The)	118,313	10,699,045
Great Southern Bancorp Inc.	2,316	54,634
Hampton Roads Bankshares Inc.(a)	2,240	6,138
Hancock Holding Co.	17,438	557,493
Hanmi Financial Corp.(a)	7,216	53,398
Heartland Financial USA Inc.(b)	3,014	46,235
Heritage Commerce Corp.(a)(b)	4,728	22,411

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Heritage Financial Corp.	3,553	44,626
Home Bancshares Inc.	5,097	132,063
Hudson Valley Holding Corp.(b)	3,547	75,267
Huntington Bancshares Inc.	197,373	1,083,578
IBERIABANK Corp.	6,761	333,317
Independent Bank Corp. (Massachusetts)(b)	4,879	133,148
International Bancshares Corp.	12,059	221,102
JPMorgan Chase & Co.	908,023	30,191,765
KeyCorp	217,323	1,671,214
Lakeland Bancorp Inc.	4,931	42,505
Lakeland Financial Corp.	3,675	95,072
M&T Bank Corp.	28,680	2,189,431
MainSource Financial Group Inc.	4,569	40,344
MB Financial Inc.	12,506	213,853
Merchants Bancshares Inc.	1,086	31,711
Metro Bancorp Inc.(a)(b)	3,157	26,456
MidSouth Bancorp Inc.	1,737	22,598
Morgan Stanley	352,991	5,340,754
National Bankshares Inc.(b)	1,580	44,114
National Penn Bancshares Inc.	28,413	239,806
NBT Bancorp Inc.	7,827	173,212
Northern Trust Corp.	49,624	1,968,088
Old National Bancorp	21,755	253,446
OmniAmerican Bancorp Inc.(a)(b)	2,687	42,186
Oriental Financial Group Inc.	10,289	124,600
Orrstown Financial Services Inc.(b)	1,582	13,052
Pacific Capital Bancorp(a)(b)	933	26,348
Pacific Continental Corp.	4,191	37,090
PacWest Bancorp	6,874	130,262
Park National Corp.(b)	2,973	193,423
Park Sterling Corp.(a)(b)	7,401	30,196
Penns Woods Bancorp Inc.	871	33,777
Peoples Bancorp Inc.	2,390	35,396
Pinnacle Financial Partners Inc.(a)(b)	7,757	125,276
PNC Financial Services Group Inc. (The)(c)	120,266	6,935,740
Popular Inc.(a)	233,812	324,999
PrivateBancorp Inc.	13,646	149,833
Prosperity Bancshares Inc.	10,717	432,431
Regions Financial Corp.	287,216	1,235,029
Renasant Corp.	5,703	85,545
Republic Bancorp Inc. Class A	2,273	52,052
S&T Bancorp Inc.	6,366	124,455
S.Y. Bancorp Inc.	2,734	56,129
Sandy Spring Bancorp Inc.	5,465	95,911
SCBT Financial Corp.	3,182	92,310
Seacoast Banking Corp. of Florida(a)	16,466	25,028
Sierra Bancorp	2,699	23,751
Signature Bank(a)(b)	10,516	630,855
Simmons First National Corp. Class A	3,948	107,346
Southside Bancshares Inc.	3,728	80,748
Southwest Bancorp Inc.(a)	4,414	26,307
State Bancorp Inc.	3,439	41,956
State Bank Financial Corp.(a)	7,175	108,414
State Street Corp.	115,184	4,643,067
Stellar One Corp.(b)	5,221	59,415
Sterling Bancorp	7,024	60,687
Sterling Financial Corp.(a)(b)	6,093	101,753
Suffolk Bancorp(a)	2,217	23,921
Sun Bancorp Inc. (New Jersey)(a)(b)	8,547	20,684
SunTrust Banks Inc.	122,709	2,171,949
Susquehanna Bancshares Inc.	35,998	301,663
SVB Financial Group(a)(b)	9,803	467,505
Synovus Financial Corp.	176,441	248,782
Taylor Capital Group Inc.(a)(b)	2,903	28,217
TCF Financial Corp.	36,362	375,256

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Texas Capital Bancshares Inc.(a)	8,470	259,267
Tompkins Financial Corp.(b)	1,844	71,012
Tower Bancorp Inc.	2,397	68,410
TowneBank(b)	5,523	67,602
TriCo Bancshares	3,186	45,305
TrustCo Bank Corp. NY	21,084	118,281
Trustmark Corp.	14,661	356,116
U.S. Bancorp	440,266	11,909,195
UMB Financial Corp.	7,328	272,968
Umpqua Holdings Corp.	26,295	325,795
Union First Market Bankshares Corp.	4,595	61,068
United Bankshares Inc.	8,668	245,044
United Community Banks Inc.(a)(b)	9,615	67,209
Univest Corp. of Pennsylvania	3,802	55,661
Valley National Bancorp	38,824	480,253
Virginia Commerce Bancorp Inc.(a)(b)	5,318	41,108
Walker & Dunlop Inc.(a)	2,441	30,659
Washington Banking Co.(b)	3,483	41,483
Washington Trust Bancorp Inc.	3,244	77,402
Webster Financial Corp.	16,515	336,741
Wells Fargo & Co.	1,123,996	30,977,330
WesBanco Inc.	5,249	102,198
West Bancorporation Inc.(b)	3,533	33,846
West Coast Bancorp(a)(b)	3,741	58,360
Westamerica Bancorp	6,638	291,408
Western Alliance Bancorp(a)(b)	15,749	98,116
Wilshire Bancorp Inc.(a)	13,989	50,780
Wintrust Financial Corp.	8,022	225,017
Zions Bancorp	41,946	682,881

		184,727,667
BEVERAGES—2.14%
Beam Inc.	35,239	1,805,294
Boston Beer Co. Inc. (The) Class A(a)(b)	1,892	205,396
Brown-Forman Corp. Class B NVS	23,427	1,886,108
Central European Distribution Corp.(a)(b)	16,521	72,279
Coca-Cola Bottling Co. Consolidated	1,035	60,599
Coca-Cola Co. (The)	451,448	31,587,817
Coca-Cola Enterprises Inc.	74,288	1,915,145
Constellation Brands Inc. Class A(a)	41,543	858,694
Craft Brewers Alliance Inc.(a)(b)	2,371	14,273
Dr Pepper Snapple Group Inc.	50,588	1,997,214
Farmer Bros. Co.(b)	1,541	11,773
Green Mountain Coffee Roasters Inc.(a)	28,078	1,259,298
Molson Coors Brewing Co. Class B NVS	30,678	1,335,720
Monster Beverage Corp.(a)	15,996	1,473,871
National Beverage Corp.(a)	2,543	40,866
Peet’s Coffee & Tea Inc.(a)(b)	2,949	184,843
PepsiCo Inc.	361,199	23,965,554
Primo Water Corp.(a)	3,315	10,078

		68,684,822
BIOTECHNOLOGY—1.55%
Acorda Therapeutics Inc.(a)(b)	9,056	215,895
Aegerion Pharmaceuticals Inc.(a)(b)	2,049	34,300
Affymax Inc.(a)(b)	8,033	53,098
Alexion Pharmaceuticals Inc.(a)	42,019	3,004,358
Alnylam Pharmaceuticals Inc.(a)(b)	8,371	68,224
AMAG Pharmaceuticals Inc.(a)(b)	4,818	91,108
Amgen Inc.	200,861	12,897,285
Amylin Pharmaceuticals Inc.(a)	29,939	340,706
Arena Pharmaceuticals Inc.(a)(b)	33,142	61,976
ARIAD Pharmaceuticals Inc.(a)(b)	30,121	368,982

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

ArQule Inc.(a)(b)	12,128	68,402
Astex Pharmaceuticals Inc.(a)(b)	12,817	24,224
Bio-Rad Laboratories Inc. Class A(a)	4,522	434,293
BioCryst Pharmaceuticals Inc.(a)(b)	6,577	16,245
Biogen Idec Inc.(a)	55,220	6,076,961
BioSante Pharmaceuticals Inc.(a)(b)	24,899	12,502
Biotime Inc.(a)	5,599	32,530
Cambrex Corp.(a)	6,691	48,041
Celgene Corp.(a)	105,756	7,149,106
Cell Therapeutics Inc.(a)	43,832	50,845
Celldex Therapeutics Inc.(a)(b)	10,036	26,094
Charles River Laboratories International Inc.(a)	11,829	323,287
Chelsea Therapeutics International Ltd.(a)(b)	12,168	62,422
Cleveland Biolabs Inc.(a)	6,317	18,067
Complete Genomics Inc.(a)(b)	2,264	6,634
Cubist Pharmaceuticals Inc.(a)(b)	13,696	542,635
Curis Inc.(a)(b)	17,331	81,109
Dendreon Corp.(a)(b)	33,409	253,908
Dynavax Technologies Corp.(a)(b)	35,159	116,728
Emergent BioSolutions Inc.(a)(b)	5,525	93,041
Enzo Biochem Inc.(a)(b)	8,693	19,472
Enzon Pharmaceuticals Inc.(a)(b)	8,572	57,432
Exact Sciences Corp.(a)	12,972	105,333
Exelixis Inc.(a)(b)	29,056	137,580
Geron Corp.(a)(b)	29,311	43,380
Gilead Sciences Inc.(a)	179,858	7,361,588
GTx Inc.(a)(b)	4,899	16,461
Halozyme Therapeutics Inc.(a)(b)	18,654	177,400
Harvard Bioscience Inc.(a)(b)	5,230	20,240
Human Genome Sciences Inc.(a)(b)	43,442	321,036
Illumina Inc.(a)(b)	28,158	858,256
ImmunoGen Inc.(a)(b)	17,090	197,902
Immunomedics Inc.(a)(b)	14,936	49,737
Incyte Corp.(a)(b)	20,254	304,013
Inhibitex Inc.(a)(b)	14,658	160,359
Insmed Inc.(a)(b)	5,652	17,239
InterMune Inc.(a)	12,486	157,324
Lexicon Pharmaceuticals Inc.(a)(b)	38,749	49,986
Life Technologies Corp.(a)	40,857	1,589,746
Ligand Pharmaceuticals Inc. Class B(a)(b)	4,458	52,916
Maxygen Inc.(a)	6,315	35,553
Medicines Co. (The)(a)	12,400	231,136
Micromet Inc.(a)(b)	20,796	149,523
Momenta Pharmaceuticals Inc.(a)(b)	10,476	182,178
Myriad Genetics Inc.(a)	19,616	410,759
NewLink Genetics Corp.(a)(b)	1,594	11,222
Novavax Inc.(a)(b)	21,823	27,497
NPS Pharmaceuticals Inc.(a)(b)	19,550	128,834
Nymox Pharmaceutical Corp.(a)(b)	4,407	36,226
OncoGenex Pharmaceutical Inc.(a)(b)	2,218	26,039
Oncothyreon Inc.(a)(b)	9,453	71,654
Pacific Biosciences of California Inc.(a)	7,709	21,585
PDL BioPharma Inc.	32,241	199,894
Peregrine Pharmaceuticals Inc.(a)(b)	18,401	18,953
PharmAthene Inc.(a)(b)	8,092	10,277
Regeneron Pharmaceuticals Inc.(a)(b)	16,662	923,575
RTI Biologics Inc.(a)(b)	12,521	55,593
Sangamo BioSciences Inc.(a)(b)	11,894	33,779
Seattle Genetics Inc.(a)(b)	22,049	368,549
Sequenom Inc.(a)(b)	22,507	100,156
Spectrum Pharmaceuticals Inc.(a)(b)	13,176	192,765
Sunesis Pharmaceuticals Inc.(a)	6,452	7,549
Transcept Pharmaceuticals Inc.(a)(b)	1,165	9,122
Trius Therapeutics Inc.(a)(b)	1,908	13,642
United Therapeutics Corp.(a)	11,870	560,857

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Vertex Pharmaceuticals Inc.(a)	47,080	1,563,527
Vical Inc.(a)(b)	16,298	71,874
ZIOPHARM Oncology Inc.(a)(b)	13,286	58,591

		49,791,315
BUILDING MATERIALS—0.19%
AAON Inc.(b)	4,270	87,492
Apogee Enterprises Inc.	6,380	78,219
Armstrong World Industries Inc.(a)	4,799	210,532
Broadwind Energy Inc.(a)(b)	34,289	23,317
Builders FirstSource Inc.(a)(b)	10,335	21,083
Comfort Systems USA Inc.(b)	8,615	92,353
Drew Industries Inc.(a)	4,342	106,509
Eagle Materials Inc.	10,132	259,987
Fortune Brands Home & Security Inc.(a)	35,320	601,500
Gibraltar Industries Inc.(a)(b)	6,909	96,450
Griffon Corp.(b)	10,844	99,006
Interline Brands Inc.(a)(b)	7,585	118,098
Lennox International Inc.	12,198	411,683
Louisiana-Pacific Corp.(a)(b)	30,089	242,818
LSI Industries Inc.	4,423	26,538
Martin Marietta Materials Inc.	10,409	784,943
Masco Corp.	81,805	857,316
NCI Building Systems Inc.(a)(b)	4,481	48,708
Owens Corning(a)	28,535	819,525
Quanex Building Products Corp.	8,613	129,367
Simpson Manufacturing Co. Inc.	9,537	321,015
Texas Industries Inc.	5,184	159,564
Trex Co. Inc.(a)(b)	3,534	80,964
Universal Forest Products Inc.	4,433	136,847
USG Corp.(a)(b)	16,520	167,843

		5,981,677
CHEMICALS—2.32%
A. Schulman Inc.	7,018	148,641
Aceto Corp.	6,049	41,738
Air Products and Chemicals Inc.	48,425	4,125,326
Airgas Inc.	17,946	1,401,224
Albemarle Corp.	20,958	1,079,547
American Vanguard Corp.	5,078	67,740
Ashland Inc.	18,092	1,034,139
Balchem Corp.	6,644	269,348
Cabot Corp.	14,964	480,943
Celanese Corp. Series A	35,704	1,580,616
CF Industries Holdings Inc.	14,942	2,166,291
Chemtura Corp.(a)	21,955	248,970
Codexis Inc.(a)(b)	5,567	29,505
Cytec Industries Inc.	11,231	501,464
Dow Chemical Co. (The)	268,647	7,726,288
E.I. du Pont de Nemours and Co.	212,221	9,715,477
Eastman Chemical Co.	32,500	1,269,450
Ecolab Inc.	68,560	3,963,454
Ferro Corp.(a)(b)	19,663	96,152
FMC Corp.	16,399	1,410,970
Georgia Gulf Corp.(a)	7,720	150,463
H.B. Fuller Co.	11,287	260,843
Hawkins Inc.(b)	1,967	72,504
Huntsman Corp.	44,132	441,320
Innophos Holdings Inc.	4,946	240,178
Innospec Inc.(a)(b)	5,379	150,988
International Flavors & Fragrances Inc.	18,374	963,165
Intrepid Potash Inc.(a)(b)	11,979	271,085
KMG Chemicals Inc.(b)	1,632	28,185

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Kraton Performance Polymers Inc.(a)	7,244	147,053
Kronos Worldwide Inc.	4,957	89,424
Landec Corp.(a)(b)	5,997	33,103
LyondellBasell Industries NV Class A	71,569	2,325,277
Minerals Technologies Inc.	4,159	235,108
Monsanto Co.	122,485	8,582,524
Mosaic Co. (The)	62,972	3,175,678
NewMarket Corp.	2,057	407,512
Oil-Dri Corp. of America	1,125	22,770
Olin Corp.	18,238	358,377
OM Group Inc.(a)	7,122	159,462
OMNOVA Solutions Inc.(a)(b)	10,245	47,229
PolyOne Corp.	21,429	247,505
PPG Industries Inc.	36,147	3,017,913
Praxair Inc.	69,327	7,411,056
Quaker Chemical Corp.	2,901	112,820
Rockwood Holdings Inc.(a)	15,623	615,077
RPM International Inc.	29,780	731,099
Sensient Technologies Corp.	11,447	433,841
Sherwin-Williams Co. (The)	20,517	1,831,553
Sigma-Aldrich Corp.	27,843	1,739,074
Solutia Inc.(a)	27,946	482,907
Spartech Corp.(a)(b)	7,011	33,162
Stepan Co.	1,841	147,574
TPC Group Inc.(a)(b)	3,003	70,060
Valspar Corp. (The)	21,909	853,794
W.R. Grace & Co.(a)	16,762	769,711
Westlake Chemical Corp.	4,591	184,742
Zep Inc.	4,991	69,774
Zoltek Companies Inc.(a)(b)	6,305	48,044

		74,319,237
COAL—0.22%
Alpha Natural Resources Inc.(a)	51,791	1,058,090
Arch Coal Inc.	48,291	700,702
Cloud Peak Energy Inc.(a)(b)	13,962	269,746
CONSOL Energy Inc.	51,801	1,901,096
Hallador Energy Co.	1,012	10,049
James River Coal Co.(a)(b)	8,063	55,796
L&L Energy Inc.(a)	5,069	13,129
Patriot Coal Corp.(a)(b)	20,908	177,091
Peabody Energy Corp.	61,883	2,048,946
SunCoke Energy Inc.(a)(b)	3,039	34,037
Walter Energy Inc.	14,237	862,193
Westmoreland Coal Co.(a)(b)	2,257	28,777

		7,159,652
COMMERCIAL SERVICES—2.21%
Aaron’s Inc.	17,274	460,870
ABM Industries Inc.	12,105	249,605
Acacia Research Corp.(a)	9,770	356,703
Accretive Health Inc.(a)(b)	9,106	209,256
Advance America Cash Advance Centers Inc.	12,506	111,929
Advisory Board Co. (The)(a)(b)	3,636	269,828
Albany Molecular Research Inc.(a)(b)	5,005	14,665
Alliance Data Systems Corp.(a)	11,658	1,210,567
American Public Education Inc.(a)(b)	4,074	176,323
American Reprographics Co.(a)	8,418	38,639
AMN Healthcare Services Inc.(a)(b)	8,960	39,693
Apollo Group Inc. Class A(a)	25,427	1,369,752
Arbitron Inc.	6,225	214,202
Ascent Media Corp. Class A(a)(b)	3,282	166,463
Automatic Data Processing Inc.	114,193	6,167,564

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

AVEO Pharmaceuticals Inc.(a)	7,100	122,120
Avis Budget Group Inc.(a)	24,049	257,805
Barrett Business Services Inc.	1,729	34,511
Booz Allen Hamilton Holding Corp.(a)	5,286	91,184
Bridgepoint Education Inc.(a)(b)	4,066	93,518
Capella Education Co.(a)	3,318	119,614
Cardtronics Inc.(a)(b)	9,882	267,407
Career Education Corp.(a)	14,175	112,975
CBIZ Inc.(a)(b)	8,947	54,666
CDI Corp.	2,882	39,800
Cenveo Inc.(a)	12,501	42,503
Chemed Corp.	4,549	232,954
Consolidated Graphics Inc.(a)(b)	1,934	93,374
Convergys Corp.(a)(b)	24,065	307,310
CoreLogic Inc.(a)	22,241	287,576
Corinthian Colleges Inc.(a)(b)	17,695	38,398
Corporate Executive Board Co. (The)	7,914	301,523
Corrections Corp. of America(a)(b)	22,755	463,519
CorVel Corp.(a)(b)	1,416	73,221
CoStar Group Inc.(a)	5,779	385,633
CRA International Inc.(a)(b)	2,468	48,965
Cross Country Healthcare Inc.(a)(b)	6,304	34,987
Deluxe Corp.	11,714	266,611
DeVry Inc.	15,702	603,899
DFC Global Corp.(a)(b)	10,005	180,690
Dollar Thrifty Automotive Group Inc.(a)(b)	6,610	464,419
Education Management Corp.(a)(b)	8,755	245,052
Electro Rent Corp.	4,268	73,196
Equifax Inc.	28,139	1,090,105
Essex Rental Corp.(a)	3,879	11,443
Euronet Worldwide Inc.(a)(b)	11,766	217,436
ExamWorks Group Inc.(a)	6,144	58,245
ExlService Holdings Inc.(a)(b)	3,667	82,031
FleetCor Technologies Inc.(a)	3,369	100,632
Forrester Research Inc.(a)(b)	3,347	113,597
Franklin Covey Co.(a)(b)	3,042	25,766
FTI Consulting Inc.(a)(b)	9,620	408,080
Gartner Inc.(a)(b)	22,240	773,285
Genpact Ltd.(a)	28,802	430,590
GEO Group Inc. (The)(a)	14,857	248,855
Global Cash Access Inc.(a)(b)	11,592	51,584
Global Payments Inc.	18,300	867,054
Grand Canyon Education Inc.(a)	6,524	104,123
Great Lakes Dredge & Dock Corp.	13,353	74,243
Green Dot Corp. Class A(a)(b)	5,024	156,849
H&E Equipment Services Inc.(a)(b)	6,470	86,827
H&R Block Inc.	69,783	1,139,556
Hackett Group Inc. (The)(a)(b)	6,916	25,866
Healthcare Services Group Inc.	15,218	269,206
Heartland Payment Systems Inc.	8,778	213,832
Heidrick & Struggles International Inc.	4,049	87,215
Hertz Global Holdings Inc.(a)	55,849	654,550
Hill International Inc.(a)(b)	5,704	29,319
HMS Holdings Corp.(a)(b)	19,357	619,037
Hudson Highland Group Inc.(a)(b)	7,458	35,724
Huron Consulting Group Inc.(a)(b)	5,056	195,869
ICF International Inc.(a)(b)	4,464	110,618
Insperity Inc.	5,205	131,947
Intersections Inc.(b)	2,079	23,056
Iron Mountain Inc.	38,102	1,173,542
ITT Educational Services Inc.(a)(b)	6,101	347,086
K12 Inc.(a)(b)	5,910	106,025
KAR Auction Services Inc.(a)	6,556	88,506
Kelly Services Inc. Class A	6,056	82,846
Kenexa Corp.(a)(b)	6,104	162,977

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Kforce Inc.(a)(b)	6,824	84,140
Korn/Ferry International(a)(b)	10,858	185,237
Landauer Inc.	2,130	109,695
Lender Processing Services Inc.	19,783	298,130
Lincoln Educational Services Corp.	5,132	40,543
Live Nation Entertainment Inc.(a)(b)	32,336	268,712
Mac-Gray Corp.(b)	2,699	37,219
Manpower Inc.	18,762	670,742
MasterCard Inc. Class A	24,508	9,137,073
Matthews International Corp. Class A	6,804	213,850
MAXIMUS Inc.	7,922	327,575
McGrath RentCorp	5,521	160,054
Medifast Inc.(a)(b)	3,140	43,081
MoneyGram International Inc.(a)(b)	2,348	41,677
Monro Muffler Brake Inc.	6,990	271,142
Monster Worldwide Inc.(a)	29,650	235,125
Moody’s Corp.	45,563	1,534,562
Morningstar Inc.	5,577	331,553
Multi-Color Corp.	2,591	66,666
National American University Holdings Inc.	2,005	15,198
National Research Corp.(b)	404	15,679
Navigant Consulting Inc.(a)(b)	11,729	133,828
Odyssey Marine Exploration Inc.(a)(b)	16,417	44,983
On Assignment Inc.(a)(b)	8,406	93,979
PAREXEL International Corp.(a)(b)	13,491	279,803
Paychex Inc.	73,848	2,223,563
Pendrell Corp.(a)	34,355	87,949
PHH Corp.(a)	12,917	138,212
PRGX Global Inc.(a)(b)	4,435	26,388
Providence Service Corp. (The)(a)(b)	2,936	40,399
Quad Graphics Inc.(b)	5,743	82,355
Quanta Services Inc.(a)	49,298	1,061,879
R.R. Donnelley & Sons Co.	42,845	618,253
Rent-A-Center Inc.	13,443	497,391
Resources Connection Inc.	10,528	111,492
Robert Half International Inc.	33,570	955,402
Rollins Inc.	14,559	323,501
RPX Corp.(a)	2,421	30,626
RSC Holdings Inc.(a)	15,482	286,417
SAIC Inc.(a)	65,876	809,616
SEI Investments Co.	33,249	576,870
Service Corp. International	54,465	580,052
ServiceSource International Inc.(a)	2,496	39,162
Sotheby’s	15,503	442,301
Standard Parking Corp.(a)(b)	3,592	64,189
Steiner Leisure Ltd.(a)(b)	3,419	155,188
Stewart Enterprises Inc. Class A	17,908	103,150
Strayer Education Inc.(b)	2,803	272,424
Swisher Hygiene Inc.(a)	19,219	71,879
Team Health Holdings Inc.(a)(b)	6,057	133,678
Team Inc.(a)(b)	4,421	131,525
TeleTech Holdings Inc.(a)	5,770	93,474
TMS International Corp.(a)	2,917	28,820
TNS Inc.(a)(b)	5,793	102,652
Total System Services Inc.	37,047	724,639
Towers Watson & Co. Class A	13,085	784,184
Transcend Services Inc.(a)(b)	2,002	47,507
TrueBlue Inc.(a)(b)	9,198	127,668
United Rentals Inc.(a)(b)	14,317	423,067
Universal Technical Institute Inc.(a)	4,871	62,251
Valassis Communications Inc.(a)(b)	10,251	197,127
Verisk Analytics Inc. Class A(a)	27,191	1,091,175
Viad Corp.	4,621	80,775
Visa Inc. Class A	119,498	12,132,632
VistaPrint NV(a)(b)	9,220	282,132

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Weight Watchers International Inc.	6,625	364,441
Western Union Co.	144,499	2,638,552
Wright Express Corp.(a)	8,831	479,347
Zillow Inc.(a)(b)	934	20,996
Zipcar Inc.(a)(b)	2,334	31,322

		71,007,879
COMPUTERS—6.20%
3D Systems Corp.(a)(b)	9,523	137,131
Accenture PLC Class A	147,545	7,853,820
Agilysys Inc.(a)(b)	4,071	32,364
Apple Inc.(a)	211,309	85,580,145
Brocade Communications Systems Inc.(a)	107,872	559,856
CACI International Inc. Class A(a)(b)	6,042	337,869
Cadence Design Systems Inc.(a)	61,612	640,765
Carbonite Inc.(a)(b)	1,635	18,149
CIBER Inc.(a)(b)	14,534	56,101
Cognizant Technology Solutions Corp. Class A(a)	69,525	4,471,153
Computer Sciences Corp.	35,456	840,307
Computer Task Group Inc.(a)(b)	3,435	48,365
Cray Inc.(a)(b)	8,232	53,261
Dell Inc.(a)	374,520	5,479,228
Diebold Inc.	14,921	448,674
Digimarc Corp.(a)(b)	1,432	34,210
Dot Hill Systems Corp.(a)	12,840	17,077
DST Systems Inc.	7,625	347,090
Dynamics Research Corp.(a)(b)	2,024	22,952
Echelon Corp.(a)(b)	7,972	38,824
Electronics For Imaging Inc.(a)(b)	10,611	151,207
EMC Corp.(a)	470,189	10,127,871
Fortinet Inc.(a)	27,370	596,940
Fusion-io Inc.(a)(b)	3,807	92,129
Hewlett-Packard Co.	454,050	11,696,328
iGATE Corp.(a)	7,026	110,519
IHS Inc. Class A(a)	11,295	973,177
Imation Corp.(a)(b)	6,828	39,124
Immersion Corp.(a)(b)	6,471	33,520
Insight Enterprises Inc.(a)(b)	10,058	153,787
International Business Machines Corp.	276,768	50,892,100
j2 Global Inc.	10,534	296,427
Jack Henry & Associates Inc.	19,718	662,722
Keyw Holding Corp. (The)(a)(b)	4,191	31,013
Lexmark International Inc. Class A	17,198	568,738
LivePerson Inc.(a)(b)	11,972	150,249
Magma Design Automation Inc.(a)(b)	15,183	109,014
Manhattan Associates Inc.(a)	4,675	189,244
Maxwell Technologies Inc.(a)(b)	6,343	103,010
Mentor Graphics Corp.(a)(b)	22,025	298,659
Mercury Computer Systems Inc.(a)(b)	6,859	91,156
MICROS Systems Inc.(a)(b)	18,539	863,547
MTS Systems Corp.	3,542	144,337
NCI Inc. Class A(a)(b)	1,519	17,696
NCR Corp.(a)	36,350	598,321
NetApp Inc.(a)	84,071	3,049,255
NetScout Systems Inc.(a)(b)	8,490	149,424
OCZ Technology Group Inc.(a)(b)	11,664	77,099
Quantum Corp.(a)(b)	51,209	122,902
RadiSys Corp.(a)	4,411	22,320
RealD Inc.(a)	9,315	73,961
Rimage Corp.	2,147	24,154
Riverbed Technology Inc.(a)	35,096	824,756
SanDisk Corp.(a)	54,478	2,680,862
Silicon Graphics International Corp.(a)(b)	7,038	80,655
Spansion Inc. Class A(a)	11,427	94,616

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

STEC Inc.(a)(b)	8,452	72,603
Stratasys Inc.(a)(b)	4,812	146,333
Stream Global Services Inc.(a)(b)	2,072	6,858
Super Micro Computer Inc.(a)(b)	6,101	95,664
Sykes Enterprises Inc.(a)(b)	9,099	142,490
Synaptics Inc.(a)(b)	7,312	220,457
Synopsys Inc.(a)	33,536	912,179
Syntel Inc.	3,497	163,555
Teradata Corp.(a)	38,585	1,871,758
Unisys Corp.(a)(b)	9,885	194,833
Virtusa Corp.(a)(b)	3,436	49,753
Wave Systems Corp. Class A(a)(b)	18,831	40,863
Western Digital Corp.(a)	53,114	1,643,878
Xyratex Ltd.(b)	6,508	86,687

		198,856,091
COSMETICS & PERSONAL CARE—1.80%
Avon Products Inc.	98,330	1,717,825
Colgate-Palmolive Co.	111,718	10,321,626
Elizabeth Arden Inc.(a)(b)	5,612	207,868
Estee Lauder Companies Inc. (The) Class A	25,790	2,896,733
Inter Parfums Inc.	3,653	56,841
Procter & Gamble Co. (The)	637,827	42,549,439
Revlon Inc. Class A(a)(b)	2,469	36,714

		57,787,046
DISTRIBUTION & WHOLESALE—0.44%
Arrow Electronics Inc.(a)	26,411	988,036
Beacon Roofing Supply Inc.(a)(b)	10,456	211,525
Brightpoint Inc.(a)(b)	15,497	166,748
Core-Mark Holding Co. Inc.	2,588	102,485
Fastenal Co.(b)	67,388	2,938,791
Fossil Inc.(a)(b)	11,964	949,463
Genuine Parts Co.	35,961	2,200,813
Houston Wire & Cable Co.	4,044	55,888
Ingram Micro Inc. Class A(a)	36,737	668,246
LKQ Corp.(a)	33,355	1,003,318
MWI Veterinary Supply Inc.(a)(b)	2,879	191,281
Owens & Minor Inc.	14,572	404,956
Pool Corp.	11,000	331,100
Rentrak Corp.(a)(b)	2,149	30,688
ScanSource Inc.(a)(b)	6,142	221,112
School Specialty Inc.(a)(b)	3,652	9,130
Titan Machinery Inc.(a)(b)	3,500	76,055
United Stationers Inc.	9,761	317,818
W.W. Grainger Inc.	13,013	2,435,903
Watsco Inc.	6,428	422,062
WESCO International Inc.(a)(b)	9,846	521,936

		14,247,354
DIVERSIFIED FINANCIAL SERVICES—1.68%
Affiliated Managers Group Inc.(a)	11,902	1,141,997
Air Lease Corp.(a)(b)	7,908	187,499
Aircastle Ltd.(b)	12,589	160,132
American Express Co.	240,100	11,325,517
Ameriprise Financial Inc.	51,712	2,566,984
Apollo Residential Mortgage Inc.	2,316	35,342
Artio Global Investors Inc. Class A	7,103	34,663
BGC Partners Inc. Class A	17,178	102,037
BlackRock Inc.(c)	19,570	3,488,157
Calamos Asset Management Inc. Class A	4,320	54,043
California First National Bancorp(b)	472	7,590

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

CBOE Holdings Inc.	12,076	312,285
Charles Schwab Corp. (The)	239,373	2,695,340
CIFC Corp.(a)(b)	2,690	14,526
CME Group Inc.	15,329	3,735,217
Cohen & Steers Inc.(b)	4,045	116,900
Cowen Group Inc. Class A(a)(b)	15,202	39,373
Credit Acceptance Corp.(a)(b)	1,523	125,312
Diamond Hill Investment Group Inc.(b)	590	43,648
Discover Financial Services	124,663	2,991,912
Doral Financial Corp.(a)	28,913	27,641
Duff & Phelps Corp. Class A(b)	6,901	100,064
E*TRADE Financial Corp.(a)	57,337	456,403
Eaton Vance Corp.	27,130	641,353
Edelman Financial Group Inc.	4,595	30,189
Encore Capital Group Inc.(a)(b)	3,659	77,790
Epoch Holding Corp.	3,357	74,626
Evercore Partners Inc. Class A	4,878	129,852
FBR & Co.(a)(b)	10,013	20,527
Federal Agricultural Mortgage Corp. Class C NVS	2,245	40,455
Federated Investors Inc. Class B	20,674	313,211
Financial Engines Inc.(a)(b)	8,720	194,718
First Marblehead Corp. (The)(a)(b)	12,518	14,646
Franklin Resources Inc.	33,108	3,180,354
FXCM Inc.(b)	3,945	38,464
GAIN Capital Holdings Inc.(b)	1,695	11,356
GAMCO Investors Inc. Class A(b)	1,548	67,323
GFI Group Inc.	16,065	66,188
Gleacher & Co. Inc.(a)(b)	17,812	29,924
Greenhill & Co. Inc.	6,824	248,189
Higher One Holdings Inc.(a)(b)	6,952	128,195
Imperial Holdings Inc.(a)	4,014	7,546
Interactive Brokers Group Inc. Class A	8,307	124,107
IntercontinentalExchange Inc.(a)	16,800	2,025,240
INTL FCStone Inc.(a)(b)	3,004	70,804
Invesco Ltd.	105,607	2,121,645
Investment Technology Group Inc.(a)(b)	9,377	101,365
Janus Capital Group Inc.	42,651	269,128
Jefferies Group Inc.(b)	30,886	424,682
JMP Group Inc.	3,443	24,617
KBW Inc.	7,580	115,064
Knight Capital Group Inc. Class A(a)(b)	22,996	271,813
Ladenburg Thalmann Financial Services Inc.(a)(b)	24,185	59,979
Lazard Ltd. Class A(b)	25,317	661,027
Legg Mason Inc.	31,958	768,590
LPL Investment Holdings Inc.(a)(b)	7,868	240,289
Manning & Napier Inc.(a)	2,857	35,684
MarketAxess Holdings Inc.	6,542	196,980
Marlin Business Services Corp.	1,956	24,841
Medley Capital Corp.	2,535	26,364
NASDAQ OMX Group Inc. (The)(a)	28,339	694,589
National Financial Partners Corp.(a)(b)	9,488	128,278
Nelnet Inc. Class A	5,865	143,517
Netspend Holdings Inc.(a)(b)	6,091	49,398
NewStar Financial Inc.(a)(b)	6,195	63,003
Nicholas Financial Inc.	2,219	28,448
NYSE Euronext Inc.	59,838	1,561,772
Ocwen Financial Corp.(a)(b)	21,983	318,314
Oppenheimer Holdings Inc. Class A	2,350	37,835
Piper Jaffray Companies Inc.(a)(b)	3,588	72,478
Portfolio Recovery Associates Inc.(a)(b)	3,921	264,746
Pzena Investment Management Inc. Class A	1,974	8,547
Raymond James Financial Inc.	23,266	720,315
SeaCube Container Leasing Ltd.(b)	2,513	37,218
SLM Corp.	120,547	1,615,330
Solar Senior Capital Ltd.	1,761	27,736

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Stifel Financial Corp.(a)(b)	12,286	393,766
SWS Group Inc.	6,631	45,555
T. Rowe Price Group Inc.	59,366	3,380,894
TD Ameritrade Holding Corp.	50,034	783,032
Teton Advisors Inc. Class B(b)	32	640
Virtus Investment Partners Inc.(a)(b)	1,236	93,948
Waddell & Reed Financial Inc. Class A	19,690	487,721
Walter Investment Management Corp.	5,908	121,173
Westwood Holdings Group Inc.	1,425	52,084
World Acceptance Corp.(a)(b)	3,432	252,252

		54,022,296
ELECTRIC—3.35%
AES Corp. (The)(a)	150,144	1,777,705
ALLETE Inc.	7,302	306,538
Alliant Energy Corp.	25,358	1,118,541
Ameren Corp.	55,121	1,826,159
Ameresco Inc. Class A(a)(b)	4,022	55,182
American Electric Power Co. Inc.	110,099	4,548,190
Atlantic Power Corp.(a)	26,031	372,243
Avista Corp.	13,192	339,694
Black Hills Corp.	9,027	303,127
Calpine Corp.(a)	87,754	1,433,023
Central Vermont Public Service Corp.	3,055	107,230
CH Energy Group Inc.	3,571	208,475
Cleco Corp.	13,928	530,657
CMS Energy Corp.	57,688	1,273,751
Consolidated Edison Inc.	66,860	4,147,326
Constellation Energy Group Inc.	42,569	1,688,712
Dominion Resources Inc.	131,580	6,984,266
DTE Energy Co.	38,707	2,107,596
Duke Energy Corp.	304,239	6,693,258
Dynegy Inc.(a)(b)	23,393	64,799
Edison International	74,460	3,082,644
El Paso Electric Co.	9,636	333,791
Empire District Electric Co. (The)	9,499	200,334
EnerNOC Inc.(a)	5,281	57,404
Entergy Corp.	40,673	2,971,163
Exelon Corp.	151,369	6,564,873
FirstEnergy Corp.	95,569	4,233,707
Genie Energy Ltd. Class B(b)	3,165	25,098
GenOn Energy Inc.(a)	177,090	462,205
Great Plains Energy Inc.	31,034	675,920
Hawaiian Electric Industries Inc.	21,762	576,258
IDACORP Inc.	11,330	480,505
Integrys Energy Group Inc.	17,901	969,876
ITC Holdings Corp.	11,663	884,988
MDU Resources Group Inc.	43,163	926,278
MGE Energy Inc.	5,305	248,115
National Fuel Gas Co.	18,905	1,050,740
NextEra Energy Inc.	96,422	5,870,171
Northeast Utilities	40,410	1,457,589
NorthWestern Corp.	8,319	297,737
NRG Energy Inc.(a)	55,117	998,720
NSTAR	23,676	1,111,825
NV Energy Inc.	53,918	881,559
OGE Energy Corp.	22,382	1,269,283
Ormat Technologies Inc.	4,084	73,634
Otter Tail Corp.	8,318	183,162
Pepco Holdings Inc.	51,616	1,047,805
PG&E Corp.	90,943	3,748,670
Pike Electric Corp.(a)(b)	3,687	26,510
Pinnacle West Capital Corp.	24,922	1,200,742
PNM Resources Inc.	18,225	332,242

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Portland General Electric Co.	17,226	435,646
PPL Corp.	131,892	3,880,263
Progress Energy Inc.	67,311	3,770,762
Public Service Enterprise Group Inc.	115,620	3,816,616
SCANA Corp.	26,329	1,186,385
Southern Co. (The)	194,035	8,981,880
TECO Energy Inc.	49,140	940,540
UIL Holdings Corp.	11,552	408,594
UniSource Energy Corp.	8,380	309,390
Unitil Corp.	2,486	70,553
Westar Energy Inc.	25,946	746,726
Wisconsin Energy Corp.	53,428	1,867,843
Xcel Energy Inc.	110,654	3,058,477

		107,603,695
ELECTRICAL COMPONENTS & EQUIPMENT—0.49%
A123 Systems Inc.(a)(b)	20,058	32,293
Active Power Inc.(a)(b)	18,176	11,996
Acuity Brands Inc.	9,894	524,382
Advanced Energy Industries Inc.(a)(b)	9,887	106,088
American Superconductor Corp.(a)(b)	10,155	37,472
AMETEK Inc.	36,753	1,547,301
Belden Inc.	10,837	360,655
Capstone Turbine Corp.(a)(b)	55,900	64,844
Coleman Cable Inc.(a)(b)	1,897	16,504
Emerson Electric Co.	171,774	8,002,951
Encore Wire Corp.(b)	4,218	109,246
Energizer Holdings Inc.(a)	15,925	1,233,869
EnerSys Inc.(a)(b)	10,922	283,644
Generac Holdings Inc.(a)(b)	5,675	159,070
General Cable Corp.(a)	11,942	298,670
GrafTech International Ltd.(a)	29,300	399,945
Graham Corp.	2,237	50,198
Hubbell Inc. Class B	13,777	921,130
Insteel Industries Inc.	4,011	44,081
Littelfuse Inc.	5,213	224,055
Molex Inc.	30,908	737,465
Powell Industries Inc.(a)(b)	1,996	62,435
Power-One Inc.(a)(b)	15,472	60,496
PowerSecure International Inc.(a)(b)	4,280	21,186
SatCon Technology Corp.(a)(b)	20,398	12,241
SunPower Corp.(a)(b)	22,682	141,309
Universal Display Corp.(a)(b)	8,793	322,615
Valence Technology Inc.(a)(b)	17,686	17,332
Vicor Corp.	4,448	35,406

		15,838,879
ELECTRONICS—1.26%
Agilent Technologies Inc.(a)	79,533	2,778,088
American Science and Engineering Inc.	2,093	142,554
Amphenol Corp. Class A	37,885	1,719,600
Analogic Corp.	2,897	166,056
Avnet Inc.(a)	34,921	1,085,694
AVX Corp.	10,950	139,722
Badger Meter Inc.	3,422	100,709
Bel Fuse Inc. Class B(b)	2,394	44,888
Benchmark Electronics Inc.(a)(b)	13,806	185,967
Brady Corp. Class A	10,870	343,166
Checkpoint Systems Inc.(a)(b)	9,119	99,762
Coherent Inc.(a)(b)	5,397	282,101
CTS Corp.	7,800	71,760
Cymer Inc.(a)(b)	6,975	347,076
Daktronics Inc.	7,864	75,258

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

DDi Corp.	3,429	31,993
Electro Scientific Industries Inc.(a)(b)	5,133	74,326
ESCO Technologies Inc.	6,050	174,119
FARO Technologies Inc.(a)(b)	3,768	173,328
FEI Co.(a)(b)	8,866	361,555
FLIR Systems Inc.	36,503	915,130
Fluidigm Corp.(a)(b)	1,456	19,161
Garmin Ltd.(b)	24,567	978,012
Gentex Corp.	32,636	965,699
Honeywell International Inc.	179,844	9,774,521
Identive Group Inc.(a)(b)	8,788	19,597
II-VI Inc.(a)(b)	11,873	217,988
InvenSense Inc.(a)	2,292	22,828
Itron Inc.(a)	9,300	332,661
Jabil Circuit Inc.	44,013	865,296
Kemet Corp.(a)(b)	10,040	70,782
LeCroy Corp.(a)(b)	3,719	31,277
Measurement Specialties Inc.(a)(b)	3,400	95,064
Methode Electronics Inc.	8,400	69,636
Mettler-Toledo International Inc.(a)	7,343	1,084,635
Microvision Inc.(a)(b)	32,450	11,685
Multi-Fineline Electronix Inc.(a)(b)	2,044	42,004
National Instruments Corp.	20,717	537,606
Newport Corp.(a)(b)	8,516	115,903
NVE Corp.(a)(b)	1,079	59,917
OSI Systems Inc.(a)(b)	4,334	211,413
Park Electrochemical Corp.	4,699	120,388
PerkinElmer Inc.	25,720	514,400
Plexus Corp.(a)(b)	8,105	221,915
Pulse Electronics Corp.	9,467	26,508
Rofin-Sinar Technologies Inc.(a)(b)	6,450	147,383
Rogers Corp.(a)(b)	3,680	135,645
Sanmina-SCI Corp.(a)(b)	18,305	170,420
SRS Labs Inc.(a)(b)	2,736	15,732
Stoneridge Inc.(a)	6,011	50,673
Taser International Inc.(a)(b)	12,780	65,434
Tech Data Corp.(a)	9,933	490,790
Thermo Fisher Scientific Inc.(a)	87,584	3,938,652
Thomas & Betts Corp.(a)	11,968	653,453
Trimble Navigation Ltd.(a)(b)	28,026	1,216,328
TTM Technologies Inc.(a)(b)	11,815	129,492
Tyco International Ltd.	107,166	5,005,724
Viasystems Group Inc.(a)(b)	654	11,066
Vishay Intertechnology Inc.(a)	33,072	297,317
Vishay Precision Group Inc.(a)(b)	2,789	44,568
Waters Corp.(a)	20,944	1,550,903
Watts Water Technologies Inc. Class A	6,923	236,836
Woodward Inc.	14,051	575,107
X-Rite Inc.(a)(b)	5,996	27,821
Zagg Inc.(a)(b)	5,038	35,619
Zygo Corp.(a)(b)	3,608	63,681

		40,584,392
ENERGY - ALTERNATE SOURCES—0.01%
Amyris Inc.(a)(b)	4,016	46,345
Clean Energy Fuels Corp.(a)(b)	11,261	140,312
FuelCell Energy Inc.(a)(b)	28,237	24,623
FutureFuel Corp.	4,245	52,723
Gevo Inc.(a)	1,361	8,561
Green Plains Renewable Energy Inc.(a)(b)	4,321	42,173
Headwaters Inc.(a)(b)	13,818	30,676
KiOR Inc. Class A(a)(b)	2,456	25,002
REX American Resources Corp.(a)(b)	1,414	31,263
Solazyme Inc.(a)	2,495	29,690
Syntroleum Corp.(a)(b)	19,812	19,019

		450,387

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

ENGINEERING & CONSTRUCTION—0.28%
AECOM Technology Corp.(a)	27,206	559,627
Aegion Corp.(a)(b)	8,963	137,492
Argan Inc.(b)	1,788	27,196
Chicago Bridge & Iron Co. NV	22,832	863,050
Dycom Industries Inc.(a)(b)	7,993	167,214
EMCOR Group Inc.	15,305	410,327
Exponent Inc.(a)(b)	3,041	139,795
Fluor Corp.	39,833	2,001,608
Granite Construction Inc.	8,889	210,847
Jacobs Engineering Group Inc.(a)	28,993	1,176,536
KBR Inc.	34,646	965,584
Layne Christensen Co.(a)(b)	4,458	107,884
MasTec Inc.(a)(b)	12,981	225,480
McDermott International Inc.(a)	53,542	616,268
Michael Baker Corp.(a)(b)	1,895	37,161
Mistras Group Inc.(a)	3,347	85,315
MYR Group Inc.(a)(b)	4,567	87,412
Orion Marine Group Inc.(a)(b)	6,134	40,791
Shaw Group Inc. (The)(a)	16,512	444,173
Sterling Construction Co. Inc.(a)(b)	3,733	40,204
Tutor Perini Corp.(a)	7,083	87,404
URS Corp.(a)	17,962	630,826
VSE Corp.	937	22,750

		9,084,944
ENTERTAINMENT—0.18%
Bally Technologies Inc.(a)	9,878	390,774
Churchill Downs Inc.	2,850	148,571
Cinemark Holdings Inc.	21,229	392,524
Dolby Laboratories Inc. Class A(a)	12,141	370,422
DreamWorks Animation SKG Inc. Class A(a)(b)	16,357	271,444
International Game Technology	68,554	1,179,129
International Speedway Corp. Class A	6,698	169,794
Isle of Capri Casinos Inc.(a)(b)	4,629	21,617
Lions Gate Entertainment Corp.(a)(b)	10,245	85,238
Madison Square Garden Inc. Class A(a)	13,801	395,261
Marriott Vacations Worldwide Corp.(a)	5,977	102,565
Multimedia Games Holding Co. Inc.(a)(b)	6,110	48,513
National CineMedia Inc.	12,745	158,038
Penn National Gaming Inc.(a)	15,556	592,217
Pinnacle Entertainment Inc.(a)	14,063	142,880
Regal Entertainment Group Class A	18,574	221,774
Scientific Games Corp. Class A(a)	13,214	128,176
Shuffle Master Inc.(a)(b)	12,272	143,828
Six Flags Entertainment Corp.	9,531	393,059
Speedway Motorsports Inc.	2,680	41,084
Vail Resorts Inc.	8,235	348,835

		5,745,743
ENVIRONMENTAL CONTROL—0.33%
Calgon Carbon Corp.(a)(b)	12,846	201,811
Casella Waste Systems Inc. Class A(a)(b)	5,760	36,864
Clean Harbors Inc.(a)(b)	10,693	681,465
Covanta Holding Corp.	25,927	354,941
Darling International Inc.(a)(b)	26,753	355,547
Energy Recovery Inc.(a)(b)	10,399	26,829
EnergySolutions Inc.(a)	18,133	56,031
Fuel Tech Inc.(a)(b)	4,149	27,300

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Heckmann Corp.(a)(b)	23,049	153,276
Heritage-Crystal Clean Inc.(a)(b)	1,070	17,719
Met-Pro Corp.	3,334	30,139
Metalico Inc.(a)(b)	9,128	30,031
Mine Safety Appliances Co.	6,197	205,245
Rentech Inc.(a)(b)	49,763	65,190
Republic Services Inc.	73,333	2,020,324
Stericycle Inc.(a)	19,626	1,529,258
Tetra Tech Inc.(a)(b)	14,289	308,500
TRC Companies Inc.(a)(b)	4,035	24,250
US Ecology Inc.	4,165	78,219
Waste Connections Inc.	25,967	860,546
Waste Management Inc.	108,368	3,544,717
WCA Waste Corp.(a)	3,814	24,829

		10,633,031
FOOD—1.92%
Arden Group Inc. Class A	251	22,593
B&G Foods Inc. Class A	10,906	262,507
Cal-Maine Foods Inc.	3,227	118,011
Calavo Growers Inc.(b)	2,687	69,002
Campbell Soup Co.	40,553	1,347,982
Chefs’ Warehouse Inc. (The)(a)	2,354	42,042
Chiquita Brands International Inc.(a)(b)	10,321	86,077
ConAgra Foods Inc.	93,450	2,467,080
Corn Products International Inc.	17,468	918,642
Dean Foods Co.(a)	41,894	469,213
Diamond Foods Inc.(b)	5,008	161,608
Dole Food Co. Inc.(a)(b)	8,141	70,420
Flowers Foods Inc.	25,503	484,047
Fresh Del Monte Produce Inc.(b)	8,306	207,733
Fresh Market Inc. (The)(a)(b)	6,446	257,195
General Mills Inc.	145,894	5,895,577
H.J. Heinz Co.	73,546	3,974,426
Hain Celestial Group Inc.(a)	8,229	301,675
Hershey Co. (The)	34,736	2,145,990
Hormel Foods Corp.	31,376	919,003
Imperial Sugar Co.	2,777	9,914
Ingles Markets Inc. Class A	2,856	43,011
J&J Snack Foods Corp.	3,255	173,426
J.M. Smucker Co. (The)	26,514	2,072,599
Kellogg Co.	56,228	2,843,450
Kraft Foods Inc. Class A	377,599	14,107,099
Kroger Co. (The)	130,632	3,163,907
Lancaster Colony Corp.	4,292	297,607
Lifeway Foods Inc.(a)(b)	1,037	9,997
McCormick & Co. Inc. NVS	30,285	1,526,970
Nash-Finch Co.	2,747	80,432
Pilgrim’s Pride Corp.(a)(b)	11,494	66,205
Ralcorp Holdings Inc.(a)	12,588	1,076,274
Ruddick Corp.	11,235	479,060
Safeway Inc.	80,940	1,702,978
Sanderson Farms Inc.	5,094	255,362
Sara Lee Corp.	133,726	2,530,096
Seaboard Corp.(a)	70	142,520
Seneca Foods Corp. Class A(a)(b)	2,089	53,938
Senomyx Inc.(a)(b)	8,982	31,257
Smart Balance Inc.(a)(b)	13,526	72,499
Smithfield Foods Inc.(a)	37,963	921,742
Snyders-Lance Inc.	10,839	243,878
Spartan Stores Inc.	5,133	94,961
SUPERVALU Inc.	48,527	394,039
Sysco Corp.	133,341	3,910,892
Tootsie Roll Industries Inc.(b)	5,397	127,747

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

TreeHouse Foods Inc.(a)(b)	8,108	530,101
Tyson Foods Inc. Class A	68,796	1,419,950
United Natural Foods Inc.(a)(b)	11,057	442,391
Village Super Market Inc. Class A	1,426	40,570
Weis Markets Inc.	2,502	99,930
Whole Foods Market Inc.	35,342	2,459,096
Winn-Dixie Stores Inc.(a)(b)	12,690	119,032

		61,763,753
FOREST PRODUCTS & PAPER—0.20%
Boise Inc.	20,956	149,207
Buckeye Technologies Inc.	9,157	306,210
Clearwater Paper Corp.(a)(b)	5,318	189,374
Deltic Timber Corp.	2,456	148,318
Domtar Corp.	8,340	666,866
International Paper Co.	99,927	2,957,839
KapStone Paper and Packaging Corp.(a)(b)	8,871	139,630
MeadWestvaco Corp.	38,791	1,161,790
Neenah Paper Inc.	3,392	75,709
P.H. Glatfelter Co.	10,002	141,228
Schweitzer-Mauduit International Inc.	3,674	244,174
Verso Paper Corp.(a)(b)	3,343	3,209
Wausau Paper Corp.	11,175	92,306
Xerium Technologies Inc.(a)(b)	2,503	16,370

		6,292,230
GAS—0.45%
AGL Resources Inc.	26,713	1,128,891
Atmos Energy Corp.	20,699	690,312
CenterPoint Energy Inc.	97,227	1,953,290
Chesapeake Utilities Corp.	2,180	94,503
Laclede Group Inc. (The)	5,097	206,276
New Jersey Resources Corp.	9,460	465,432
NiSource Inc.	63,906	1,521,602
Northwest Natural Gas Co.	6,113	292,996
Piedmont Natural Gas Co.	16,399	557,238
Questar Corp.	40,541	805,144
Sempra Energy	54,720	3,009,600
South Jersey Industries Inc.	6,855	389,432
Southern Union Co.	28,508	1,200,472
Southwest Gas Corp.	10,486	445,550
UGI Corp.	25,501	749,729
Vectren Corp.	18,672	564,455
WGL Holdings Inc.	11,721	518,303

		14,593,225
HAND & MACHINE TOOLS—0.17%
Franklin Electric Co. Inc.	5,342	232,698
Kennametal Inc.	18,672	681,901
Lincoln Electric Holdings Inc.	19,252	753,138
Regal Beloit Corp.	8,832	450,167
Snap-on Inc.	13,287	672,588
Stanley Black & Decker Inc.	38,417	2,596,989

		5,387,481
HEALTH CARE - PRODUCTS—2.02%
Abaxis Inc.(a)(b)	5,118	141,615
ABIOMED Inc.(a)	7,339	135,551
Accuray Inc.(a)(b)	15,537	65,721
Affymetrix Inc.(a)(b)	16,031	65,567

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Alere Inc.(a)	19,554	451,502
Alphatec Holdings Inc.(a)(b)	12,248	21,067
AngioDynamics Inc.(a)(b)	5,685	84,195
Arthrocare Corp.(a)(b)	6,287	199,172
AtriCure Inc.(a)(b)	3,199	35,509
Atrion Corp.	362	86,963
Bacterin International Holdings Inc.(a)(b)	5,073	14,509
Baxter International Inc.	130,347	6,449,570
Becton, Dickinson and Co.	49,995	3,735,626
BG Medicine Inc.(a)	1,744	8,232
BIOLASE Technology Inc.(a)(b)	7,495	19,262
BioMimetic Therapeutics Inc.(a)	4,361	12,429
Boston Scientific Corp.(a)	349,290	1,865,209
Bruker Corp.(a)(b)	19,425	241,258
C.R. Bard Inc.	19,582	1,674,261
Cantel Medical Corp.	2,982	83,287
CardioNet Inc.(a)(b)	5,527	13,099
Cardiovascular Systems Inc.(a)(b)	3,323	32,732
CareFusion Corp.(a)	51,074	1,297,790
Cepheid Inc.(a)(b)	14,114	485,663
Cerus Corp.(a)(b)	10,827	30,316
Chindex International Inc.(a)(b)	2,581	21,990
Columbia Laboratories Inc.(a)(b)	16,166	40,415
Conceptus Inc.(a)(b)	7,082	89,516
CONMED Corp.(a)(b)	6,419	164,776
Cooper Companies Inc. (The)	10,562	744,832
Covidien PLC	113,288	5,099,093
CryoLife Inc.(a)	6,339	30,427
Cyberonics Inc.(a)(b)	6,528	218,688
Cynosure Inc. Class A(a)(b)	2,207	25,954
Delcath Systems Inc.(a)(b)	10,850	33,092
DexCom Inc.(a)	15,241	141,894
Edwards Lifesciences Corp.(a)	26,208	1,852,906
Endologix Inc.(a)(b)	11,119	127,646
Exactech Inc.(a)(b)	1,926	31,721
Female Health Co. (The)	4,200	18,942
Gen-Probe Inc.(a)	10,940	646,773
Genomic Health Inc.(a)(b)	3,853	97,828
Greatbatch Inc.(a)(b)	5,292	116,953
Haemonetics Corp.(a)(b)	5,879	359,912
Hanger Orthopedic Group Inc.(a)(b)	7,616	142,343
Hansen Medical Inc.(a)(b)	10,639	27,449
HeartWare International Inc.(a)(b)	2,731	188,439
Henry Schein Inc.(a)	21,083	1,358,378
Hill-Rom Holdings Inc.	14,428	486,079
Hologic Inc.(a)	59,785	1,046,835
Hospira Inc.(a)	38,349	1,164,659
ICU Medical Inc.(a)(b)	2,756	124,020
IDEXX Laboratories Inc.(a)	13,108	1,008,792
Insulet Corp.(a)(b)	10,449	196,755
Integra LifeSciences Holdings Corp.(a)(b)	4,486	138,303
Intuitive Surgical Inc.(a)	8,975	4,155,515
Invacare Corp.	6,525	99,767
IRIS International Inc.(a)	4,051	37,877
Kensey Nash Corp.(a)(b)	1,933	37,094
Luminex Corp.(a)(b)	8,590	182,366
MAKO Surgical Corp.(a)(b)	7,325	184,663
Masimo Corp.(a)	12,046	225,079
Medical Action Industries Inc.(a)(b)	3,715	19,429
MEDTOX Scientific Inc.(a)(b)	1,721	24,180
Medtronic Inc.	244,552	9,354,114
Merge Healthcare Inc.(a)(b)	12,802	62,090
Meridian Bioscience Inc.	9,337	175,909
Merit Medical Systems Inc.(a)(b)	9,509	127,230
Natus Medical Inc.(a)(b)	6,599	62,229

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Navidea Biopharmaceuticals Inc.(a)	21,388	56,037
NuVasive Inc.(a)(b)	9,697	122,085
NxStage Medical Inc.(a)(b)	10,301	183,152
OraSure Technologies Inc.(a)	10,602	96,584
Orthofix International NV(a)(b)	4,108	144,725
Palomar Medical Technologies Inc.(a)(b)	4,319	40,167
PSS World Medical Inc.(a)(b)	12,719	307,673
QIAGEN NV(a)	53,433	737,910
Quidel Corp.(a)(b)	6,462	97,770
ResMed Inc.(a)	34,955	887,857
Rockwell Medical Technologies Inc.(a)(b)	3,640	30,831
Sirona Dental Systems Inc.(a)(b)	12,724	560,365
Solta Medical Inc.(a)(b)	13,771	43,241
SonoSite Inc.(a)(b)	3,154	169,874
Spectranetics Corp.(a)(b)	7,582	54,742
St. Jude Medical Inc.	75,159	2,577,954
Staar Surgical Co.(a)(b)	8,068	84,633
Stereotaxis Inc.(a)(b)	10,030	8,261
Steris Corp.	13,547	403,971
Stryker Corp.	71,649	3,561,672
SurModics Inc.(a)(b)	3,466	50,812
Symmetry Medical Inc.(a)(b)	8,275	66,117
Synergetics USA Inc.(a)(b)	5,058	37,328
Synovis Life Technologies Inc.(a)	2,604	72,469
TECHNE Corp.	8,507	580,688
Teleflex Inc.	9,196	563,623
Thoratec Corp.(a)(b)	13,073	438,730
Tornier NV(a)(b)	2,400	43,200
Unilife Corp.(a)	14,815	46,223
Uroplasty Inc.(a)(b)	4,685	19,911
Varian Medical Systems Inc.(a)	26,786	1,798,144
Vascular Solutions Inc.(a)(b)	3,840	42,739
Volcano Corp.(a)(b)	11,961	284,552
West Pharmaceutical Services Inc.	7,678	291,380
Wright Medical Group Inc.(a)(b)	8,878	146,487
Young Innovations Inc.	1,272	37,689
Zeltiq Aesthetics Inc.(a)	1,688	19,176
Zimmer Holdings Inc.(a)	40,948	2,187,442
Zoll Medical Corp.(a)(b)	5,009	316,469

		64,955,740
HEALTH CARE - SERVICES—1.43%
Aetna Inc.	86,725	3,658,928
Air Methods Corp.(a)(b)	2,579	217,797
Alliance Healthcare Services Inc.(a)	5,552	6,995
Almost Family Inc.(a)	1,865	30,922
Amedisys Inc.(a)(b)	6,703	73,130
American Dental Partners Inc.(a)	3,504	65,980
AMERIGROUP Corp.(a)(b)	10,019	591,922
AmSurg Corp.(a)(b)	7,106	185,040
Assisted Living Concepts Inc. Class A	4,436	66,052
Bio-Reference Laboratories Inc.(a)(b)	5,571	90,640
Brookdale Senior Living Inc.(a)	22,310	387,971
Capital Senior Living Corp.(a)(b)	6,253	49,649
Centene Corp.(a)(b)	11,434	452,672
Cigna Corp.	65,236	2,739,912
Community Health Systems Inc.(a)	21,695	378,578
Covance Inc.(a)(b)	13,858	633,588
Coventry Health Care Inc.(a)	33,882	1,028,996
DaVita Inc.(a)	21,826	1,654,629
Emeritus Corp.(a)(b)	6,941	121,537
Ensign Group Inc. (The)	3,698	90,601
Five Star Quality Care Inc.(a)(b)	9,467	28,401
Gentiva Health Services Inc.(a)(b)	6,947	46,892

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

HCA Holdings Inc.(a)	25,653	565,136
Health Management Associates Inc. Class A(a)	57,753	425,640
Health Net Inc.(a)	18,974	577,189
HealthSouth Corp.(a)(b)	21,744	384,216
HealthSpring Inc.(a)	15,492	844,934
Healthways Inc.(a)(b)	7,718	52,945
Humana Inc.	38,479	3,371,145
IPC The Hospitalist Co. Inc.(a)(b)	3,772	172,456
Kindred Healthcare Inc.(a)(b)	11,816	139,074
Laboratory Corp. of America Holdings(a)	22,897	1,968,455
LHC Group Inc.(a)(b)	3,582	45,957
LifePoint Hospitals Inc.(a)	11,019	409,356
Lincare Holdings Inc.	20,336	522,839
Magellan Health Services Inc.(a)	6,519	322,495
MEDNAX Inc.(a)(b)	10,996	791,822
Metropolitan Health Networks Inc.(a)	9,622	71,876
Molina Healthcare Inc.(a)(b)	6,368	142,197
National Healthcare Corp.	2,333	97,753
Neostem Inc.(a)(b)	12,452	6,313
Quest Diagnostics Inc.	35,967	2,088,244
RadNet Inc.(a)(b)	6,928	14,757
Select Medical Holdings Corp.(a)(b)	10,171	86,250
Skilled Healthcare Group Inc. Class A(a)(b)	4,397	24,008
Sun Healthcare Group Inc.(a)(b)	5,711	22,159
Sunrise Senior Living Inc.(a)(b)	13,039	84,493
Tenet Healthcare Corp.(a)	99,347	509,650
Triple-S Management Corp. Class B(a)	4,486	89,810
U.S. Physical Therapy Inc.	2,679	52,723
UnitedHealth Group Inc.	247,577	12,547,202
Universal American Corp.	7,324	93,088
Universal Health Services Inc. Class B	20,658	802,770
Vanguard Health Systems Inc.(a)	6,941	70,937
WellCare Health Plans Inc.(a)(b)	9,723	510,457
WellPoint Inc.	79,496	5,266,610

		45,775,788
HOLDING COMPANIES - DIVERSIFIED—0.14%
American Capital Ltd.(a)	80,818	543,905
Apollo Investment Corp.	44,781	288,390
Ares Capital Corp.	46,912	724,790
Arlington Asset Investment Corp. Class A	1,469	31,334
BlackRock Kelso Capital Corp.(c)	16,509	134,713
Capital Southwest Corp.	671	54,720
Compass Diversified Holdings(b)	9,182	113,765
Fifth Street Finance Corp.(b)	16,642	159,264
Gladstone Capital Corp.	4,791	36,555
Gladstone Investment Corp.	5,021	36,503
Golub Capital BDC Inc.	2,335	36,193
Harbinger Group Inc.(a)(b)	2,047	8,208
Horizon Pharma Inc.(a)(b)	1,251	5,004
Kohlberg Capital Corp.	4,342	27,398
Leucadia National Corp.	45,170	1,027,166
Main Street Capital Corp.(b)	5,269	111,914
MCG Capital Corp.	17,504	69,841
Medallion Financial Corp.	3,345	38,066
MVC Capital Inc.	5,444	63,096
New Mountain Finance Corp.	1,655	22,194
NGP Capital Resources Co.	4,922	35,389
PennantPark Investment Corp.	10,357	104,502
Primoris Services Corp.	6,065	90,550
Prospect Capital Corp.	25,016	232,399
Solar Capital Ltd.	8,292	183,170
THL Credit Inc.	2,094	25,568
TICC Capital Corp.	7,319	63,309
Triangle Capital Corp.	5,027	96,116

		4,364,022

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

HOME BUILDERS—0.14%
Beazer Homes USA Inc.(a)(b)	17,311	42,931
Cavco Industries Inc.(a)(b)	1,554	62,253
D.R. Horton Inc.	63,925	806,094
Hovnanian Enterprises Inc. Class A(a)(b)	13,915	20,177
KB Home(b)	17,506	117,640
Lennar Corp. Class A	36,572	718,640
M.D.C. Holdings Inc.	8,525	150,296
M/I Homes Inc.(a)(b)	4,253	40,829
Meritage Homes Corp.(a)(b)	6,343	147,094
NVR Inc.(a)	1,143	784,098
PulteGroup Inc.(a)	78,095	492,779
Ryland Group Inc. (The)	10,091	159,034
Skyline Corp.	1,557	6,773
Standard-Pacific Corp.(a)(b)	24,138	76,759
Thor Industries Inc.	10,170	278,963
Toll Brothers Inc.(a)	33,637	686,868
Winnebago Industries Inc.(a)(b)	6,625	48,893

		4,640,121
HOME FURNISHINGS—0.11%
American Woodmark Corp.	2,121	28,973
DTS Inc.(a)(b)	3,964	107,979
Ethan Allen Interiors Inc.	5,478	129,883
Furniture Brands International Inc.(a)	9,528	11,720
Harman International Industries Inc.	15,947	606,624
Kimball International Inc. Class B	7,114	36,068
La-Z-Boy Inc.(a)(b)	11,793	140,337
Sealy Corp.(a)(b)	11,236	19,326
Select Comfort Corp.(a)	12,784	277,285
Skullcandy Inc.(a)(b)	2,190	27,419
Tempur-Pedic International Inc.(a)(b)	15,649	822,042
TiVo Inc.(a)	27,323	245,087
Universal Electronics Inc.(a)(b)	3,414	57,594
VOXX International Corp.(a)(b)	4,106	34,696
Whirlpool Corp.	17,425	826,816

		3,371,849
HOUSEHOLD PRODUCTS & WARES—0.43%
A.T. Cross Co. Class A(a)(b)	2,186	24,658
ACCO Brands Corp.(a)(b)	12,520	120,818
American Greetings Corp. Class A	9,193	115,004
Avery Dennison Corp.	24,414	700,193
Blyth Inc.	1,172	66,570
Central Garden & Pet Co. Class A(a)	9,632	80,138
Church & Dwight Co. Inc.	32,679	1,495,391
Clorox Co. (The)	30,472	2,028,216
CSS Industries Inc.	1,839	36,633
Ennis Inc.	5,921	78,927
Helen of Troy Ltd.(a)(b)	7,088	217,602
Jarden Corp.	20,927	625,299
Kimberly-Clark Corp.	89,783	6,604,437
Prestige Brands Holdings Inc.(a)(b)	11,420	128,703
Scotts Miracle-Gro Co. (The) Class A	9,743	454,901
Spectrum Brands Holdings Inc.(a)	3,787	103,764
Summer Infant Inc.(a)(b)	3,041	21,409
Tupperware Brands Corp.	13,114	733,991
WD-40 Co.	3,656	147,739

		13,784,393

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

HOUSEWARES—0.05%
Libbey Inc.(a)(b)	4,502	57,355
Lifetime Brands Inc.	2,098	25,470
Newell Rubbermaid Inc.	66,570	1,075,105
Toro Co. (The)	7,098	430,565

		1,588,495
INSURANCE—3.68%
ACE Ltd.	77,103	5,406,462
Aflac Inc.	106,888	4,623,975
Alleghany Corp.(a)	1,511	431,073
Allied World Assurance Co. Holdings Ltd.	8,665	545,288
Allstate Corp. (The)	119,514	3,275,879
Alterra Capital Holdings Ltd.(b)	20,739	490,063
American Equity Investment Life Holding Co.	13,527	140,681
American Financial Group Inc.	18,346	676,784
American International Group Inc.(a)	101,007	2,343,362
American National Insurance Co.	1,565	114,292
American Safety Insurance Holdings Ltd.(a)	2,379	51,743
Amerisafe Inc.(a)(b)	4,184	97,278
AmTrust Financial Services Inc.	5,458	129,628
Aon Corp.	75,536	3,535,085
Arch Capital Group Ltd.(a)	30,167	1,123,117
Argo Group International Holdings Ltd.(b)	6,231	180,450
Arthur J. Gallagher & Co.	25,253	844,460
Aspen Insurance Holdings Ltd.	16,195	429,167
Assurant Inc.	22,042	905,045
Assured Guaranty Ltd.	42,082	552,957
Axis Capital Holdings Ltd.	29,584	945,505
Baldwin & Lyons Inc. Class B(b)	1,896	41,333
Berkshire Hathaway Inc. Class B(a)	400,007	30,520,534
Brown & Brown Inc.	26,546	600,736
Chubb Corp. (The)	66,852	4,627,495
Cincinnati Financial Corp.	33,443	1,018,674
Citizens Inc.(a)(b)	8,616	83,489
CNA Financial Corp.	6,060	162,105
CNO Financial Group Inc.(a)(b)	50,788	320,472
Crawford & Co. Class B(b)	5,862	36,110
Delphi Financial Group Inc. Class A	11,069	490,357
Donegal Group Inc. Class A	1,757	24,879
eHealth Inc.(a)(b)	4,605	67,694
EMC Insurance Group Inc.(b)	1,040	21,393
Employers Holdings Inc.(b)	7,893	142,784
Endurance Specialty Holdings Ltd.	9,293	355,457
Enstar Group Ltd.(a)(b)	1,570	154,174
Erie Indemnity Co. Class A	6,316	493,659
Everest Re Group Ltd.	10,499	882,861
FBL Financial Group Inc. Class A	2,906	98,862
Fidelity National Financial Inc. Class A	51,046	813,163
First American Financial Corp.	24,072	304,992
Flagstone Reinsurance Holdings SA(b)	11,912	98,750
Fortegra Financial Corp.(a)	1,366	9,125
Genworth Financial Inc. Class A(a)	111,983	733,489
Global Indemnity PLC(a)	3,086	61,195
Greenlight Capital Re Ltd. Class A(a)(b)	6,361	150,565
Hallmark Financial Services Inc.(a)(b)	2,739	19,146
Hanover Insurance Group Inc. (The)	10,394	363,270
Harleysville Group Inc.	2,765	156,416
Hartford Financial Services Group Inc. (The)	101,779	1,653,909
HCC Insurance Holdings Inc.	24,350	669,625

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Hilltop Holdings Inc.(a)(b)	9,040	76,388
Horace Mann Educators Corp.	9,051	124,089
Independence Holding Co.(b)	1,674	13,610
Infinity Property and Casualty Corp.	2,858	162,163
Kansas City Life Insurance Co.(b)	969	31,803
Kemper Corp.	11,452	334,513
Lincoln National Corp.	71,654	1,391,521
Loews Corp.	72,414	2,726,387
Maiden Holdings Ltd.	11,479	100,556
Markel Corp.(a)	2,227	923,470
Marsh & McLennan Companies Inc.	125,346	3,963,441
MBIA Inc.(a)(b)	33,818	391,951
Meadowbrook Insurance Group Inc.	12,105	129,281
Mercury General Corp.	6,068	276,822
MetLife Inc.	187,690	5,852,174
MGIC Investment Corp.(a)(b)	42,676	159,181
Montpelier Re Holdings Ltd.(b)	14,316	254,109
National Interstate Corp.	1,568	38,683
National Western Life Insurance Co. Class A	510	69,442
Navigators Group Inc. (The)(a)(b)	2,656	126,638
Old Republic International Corp.	59,185	548,645
OneBeacon Insurance Group Ltd.(b)	5,045	77,643
PartnerRe Ltd.	15,439	991,338
Phoenix Companies Inc. (The)(a)(b)	26,490	44,503
Platinum Underwriters Holdings Ltd.(b)	8,506	290,140
Presidential Life Corp.	4,933	49,281
Primerica Inc.	7,726	179,552
Principal Financial Group Inc.	69,752	1,715,899
ProAssurance Corp.	6,981	557,223
Progressive Corp. (The)	141,834	2,767,181
Protective Life Corp.	19,621	442,650
Prudential Financial Inc.	111,069	5,566,778
Radian Group Inc.	30,246	70,776
Reinsurance Group of America Inc.	16,902	883,129
RenaissanceRe Holdings Ltd.	11,834	880,095
RLI Corp.	4,182	304,701
Safety Insurance Group Inc.	2,855	115,570
SeaBright Insurance Holdings Inc.	4,540	34,731
Selective Insurance Group Inc.	12,293	217,955
StanCorp Financial Group Inc.	10,358	380,656
State Auto Financial Corp.	3,329	45,241
Stewart Information Services Corp.	4,138	47,794
Symetra Financial Corp.	15,358	139,297
Torchmark Corp.	24,025	1,042,445
Tower Group Inc.	8,379	169,004
Transatlantic Holdings Inc.	13,119	718,003
Travelers Companies Inc. (The)	95,726	5,664,107
United Fire & Casualty Co.	4,901	98,902
Universal Insurance Holdings Inc.	4,262	15,258
Unum Group	66,829	1,408,087
Validus Holdings Ltd.(b)	17,625	555,187
W.R. Berkley Corp.	26,129	898,576
White Mountains Insurance Group Ltd.	1,573	713,293
XL Group PLC	70,728	1,398,293

		118,197,162
INTERNET—2.85%
1-800-FLOWERS.COM Inc.(a)(b)	5,909	13,000
AboveNet Inc.(a)	5,313	345,398
Active Network Inc. (The)(a)(b)	2,788	37,917
Amazon.com Inc.(a)	83,051	14,376,128
Ancestry.com Inc.(a)(b)	7,262	166,735
Angie’s List Inc.(a)(b)	2,330	37,513
AOL Inc.(a)	22,276	336,368

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Archipelago Learning Inc.(a)(b)	2,958	28,604
Bankrate Inc.(a)	5,230	112,445
Blue Coat Systems Inc.(a)(b)	9,932	252,769
Blue Nile Inc.(a)(b)	2,732	111,684
Boingo Wireless Inc.(a)(b)	1,319	11,343
BroadSoft Inc.(a)	5,207	157,251
Cogent Communications Group Inc.(a)(b)	10,444	176,399
comScore Inc.(a)(b)	7,238	153,446
Constant Contact Inc.(a)(b)	6,694	155,368
DealerTrack Holdings Inc.(a)(b)	9,362	255,208
Dice Holdings Inc.(a)(b)	11,011	91,281
Digital River Inc.(a)	8,564	128,631
EarthLink Inc.	25,018	161,116
eBay Inc.(a)	263,369	7,987,982
ePlus Inc.(a)(b)	875	24,745
Equinix Inc.(a)	10,704	1,085,386
eResearchTechnology Inc.(a)(b)	11,151	52,298
Expedia Inc.	22,298	647,088
F5 Networks Inc.(a)	18,534	1,966,828
FriendFinder Networks Inc.(a)(b)	1,257	943
Global Sources Ltd.(a)(b)	2,589	12,557
Google Inc. Class A(a)	57,505	37,142,479
Groupon Inc.(a)(b)	9,214	190,085
HealthStream Inc.(a)(b)	4,157	76,697
HomeAway Inc.(a)	1,984	46,128
IAC/InterActiveCorp	17,352	739,195
ICG Group Inc.(a)(b)	8,432	65,095
InfoSpace Inc.(a)	9,048	99,438
Internap Network Services Corp.(a)(b)	11,881	70,573
IntraLinks Holdings Inc.(a)	7,252	45,252
Keynote Systems Inc.	3,366	69,138
KIT Digital Inc.(a)(b)	8,792	74,292
Liberty Interactive Corp. Series A(a)	137,397	2,227,892
Limelight Networks Inc.(a)(b)	15,422	45,649
LinkedIn Corp.(a)	2,064	130,053
Lionbridge Technologies Inc.(a)(b)	13,991	32,039
Liquidity Services Inc.(a)(b)	4,273	157,674
LoopNet Inc.(a)(b)	3,760	68,733
ModusLink Global Solutions Inc.	9,818	53,017
Move Inc.(a)(b)	8,900	56,248
Netflix Inc.(a)	12,661	877,281
NIC Inc.	14,551	193,674
NutriSystem Inc.	6,122	79,157
OpenTable Inc.(a)(b)	5,385	210,715
Openwave Systems Inc.(a)(b)	19,354	30,579
Orbitz Worldwide Inc.(a)	4,742	17,830
Overstock.com Inc.(a)(b)	2,630	20,619
Pandora Media Inc.(a)(b)	3,690	36,937
Perficient Inc.(a)(b)	5,482	54,875
Priceline.com Inc.(a)	11,345	5,306,170
Quepasa Corp.(a)(b)	1,556	5,166
QuinStreet Inc.(a)(b)	6,254	58,537
Rackspace Hosting Inc.(a)(b)	23,554	1,013,058
ReachLocal Inc.(a)(b)	2,275	14,059
RealNetworks Inc.	4,825	36,187
Responsys Inc.(a)	2,142	19,042
S1 Corp.(a)	11,973	114,582
Saba Software Inc.(a)(b)	6,420	50,654
Safeguard Scientifics Inc.(a)(b)	4,689	74,039
Sapient Corp.	25,039	315,491
Shutterfly Inc.(a)	6,826	155,360
Sourcefire Inc.(a)	6,544	211,895
SPS Commerce Inc.(a)(b)	1,909	49,539
Stamps.com Inc.(a)	2,413	63,052
Support.com Inc.(a)(b)	11,022	24,799

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Symantec Corp.(a)	172,677	2,702,395
TechTarget Inc.(a)(b)	3,320	19,389
TeleCommunication Systems Inc.(a)(b)	10,536	24,760
TIBCO Software Inc.(a)	37,928	906,858
Towerstream Corp.(a)(b)	9,538	20,030
Travelzoo Inc.(a)(b)	1,246	30,627
TripAdvisor Inc.(a)	22,298	562,133
United Online Inc.	20,133	109,524
US Auto Parts Network Inc.(a)(b)	3,361	14,688
ValueClick Inc.(a)(b)	17,958	292,536
Vasco Data Security International Inc.(a)(b)	6,138	40,020
VeriSign Inc.	36,360	1,298,779
VirnetX Holding Corp.(a)(b)	9,287	231,896
Vocus Inc.(a)(b)	4,011	88,603
Web.com Group Inc.(a)(b)	6,613	75,719
WebMD Health Corp.(a)(b)	13,496	506,775
Websense Inc.(a)(b)	9,203	172,372
XO Group Inc.(a)(b)	6,602	55,061
Yahoo! Inc.(a)	297,755	4,802,788
Zix Corp.(a)(b)	15,075	42,511

		91,306,869
IRON & STEEL—0.31%
AK Steel Holding Corp.	25,296	208,945
Allegheny Technologies Inc.	24,259	1,159,580
Carpenter Technology Corp.	10,054	517,580
Cliffs Natural Resources Inc.	33,375	2,080,931
Commercial Metals Co.	26,460	365,942
Metals USA Holdings Corp.(a)(b)	2,632	29,610
Nucor Corp.	72,238	2,858,458
Reliance Steel & Aluminum Co.	17,097	832,453
Schnitzer Steel Industries Inc. Class A	5,100	215,628
Shiloh Industries Inc.(a)	1,193	9,997
Steel Dynamics Inc.	49,912	656,343
United States Steel Corp.	32,869	869,714
Universal Stainless & Alloy Products Inc.(a)(b)	1,617	60,411

		9,865,592
LEISURE TIME—0.26%
Ambassadors Group Inc.	4,030	18,175
Arctic Cat Inc.(a)(b)	2,764	62,328
Black Diamond Inc.(a)(b)	2,997	22,388
Brunswick Corp.	20,375	367,972
Callaway Golf Co.	14,637	80,943
Carnival Corp.	97,452	3,180,833
Harley-Davidson Inc.	53,996	2,098,825
Interval Leisure Group Inc.(a)(b)	9,149	124,518
Johnson Outdoors Inc. Class A(a)(b)	1,091	16,747
Life Time Fitness Inc.(a)	9,672	452,166
Marine Products Corp.(a)(b)	2,327	11,542
Polaris Industries Inc.	14,802	828,616
Royal Caribbean Cruises Ltd.	30,865	764,526
Town Sports International Holdings Inc.(a)(b)	4,647	34,155
WMS Industries Inc.(a)	13,131	269,448

		8,333,182
LODGING—0.41%
Ameristar Casinos Inc.	7,311	126,407
Boyd Gaming Corp.(a)(b)	12,438	92,788
Choice Hotels International Inc.	6,531	248,505
Gaylord Entertainment Co.(a)	8,203	198,020
Hyatt Hotels Corp. Class A(a)	10,126	381,143

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Las Vegas Sands Corp.(a)	89,632	3,829,975
Marcus Corp.	4,632	58,410
Marriott International Inc. Class A	59,292	1,729,548
MGM Resorts International(a)	80,419	838,770
Monarch Casino & Resort Inc.(a)(b)	2,016	20,543
Morgans Hotel Group Co.(a)(b)	5,016	29,594
Orient-Express Hotels Ltd. Class A(a)(b)	21,627	161,554
Red Lion Hotels Corp.(a)(b)	3,337	23,125
Starwood Hotels & Resorts Worldwide Inc.	44,590	2,138,982
Wyndham Worldwide Corp.	35,209	1,331,956
Wynn Resorts Ltd.	18,108	2,000,753

		13,210,073
MACHINERY—1.36%
AGCO Corp.(a)	21,674	931,332
Alamo Group Inc.	1,523	41,014
Albany International Corp. Class A	6,392	147,783
Altra Holdings Inc.(a)(b)	6,103	114,919
Applied Industrial Technologies Inc.	9,708	341,430
Astec Industries Inc.(a)(b)	4,531	145,943
Babcock & Wilcox Co. (The)(a)	26,925	649,969
Briggs & Stratton Corp.	11,456	177,453
Cascade Corp.	2,072	97,736
Caterpillar Inc.	147,317	13,346,920
Chart Industries Inc.(a)(b)	6,729	363,837
CNH Global NV(a)	6,100	219,539
Cognex Corp.	9,497	339,898
Columbus McKinnon Corp.(a)(b)	4,373	55,493
Cummins Inc.	44,850	3,947,697
Deere & Co.	95,913	7,418,871
DXP Enterprises Inc.(a)	1,968	63,370
Flow International Corp.(a)(b)	10,750	37,625
Flowserve Corp.	12,765	1,267,820
Gardner Denver Inc.	11,954	921,175
Gerber Scientific Inc. Escrow(a)(d)	5,665	57
Global Power Equipment Group Inc.(a)(b)	3,577	84,954
Gorman-Rupp Co. (The)	3,457	93,858
Graco Inc.	13,838	565,836
Hurco Companies Inc.(a)(b)	1,471	30,891
IDEX Corp.	18,925	702,307
Intermec Inc.(a)(b)	13,504	92,637
Intevac Inc.(a)(b)	5,189	38,399
iRobot Corp.(a)(b)	5,483	163,668
Joy Global Inc.	23,954	1,795,831
Kadant Inc.(a)(b)	2,790	63,082
Lindsay Corp.(b)	2,888	158,522
Manitowoc Co. Inc. (The)	30,198	277,520
Middleby Corp. (The)(a)(b)	4,289	403,338
NACCO Industries Inc. Class A	1,336	119,198
Nordson Corp.	13,903	572,526
Robbins & Myers Inc.	9,005	437,193
Rockwell Automation Inc.	32,980	2,419,743
Roper Industries Inc.	21,915	1,903,756
Sauer-Danfoss Inc.(a)	2,628	95,160
Tecumseh Products Co. Class A(a)(b)	4,202	19,749
Tennant Co.(b)	4,423	171,922
Terex Corp.(a)	25,051	338,439
Twin Disc Inc.	1,917	69,625
Wabtec Corp.	11,033	771,758
Xylem Inc.	42,090	1,081,292
Zebra Technologies Corp. Class A(a)(b)	12,485	446,713

		43,547,798

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

MANUFACTURING—2.97%
3M Co.	162,379	13,271,236
A.O. Smith Corp.	8,707	349,325
Actuant Corp. Class A	15,703	356,301
American Railcar Industries Inc.(a)	2,222	53,172
AptarGroup Inc.	15,356	801,123
AZZ Inc.	2,843	129,186
Barnes Group Inc.	12,477	300,820
Blount International Inc.(a)(b)	11,057	160,548
Brink’s Co. (The)	10,696	287,509
Carlisle Companies Inc.	13,969	618,827
Ceradyne Inc.(a)(b)	5,667	151,762
Chase Corp.	1,462	20,322
CLARCOR Inc.	11,512	575,485
Colfax Corp.(a)(b)	5,576	158,805
Cooper Industries PLC	37,721	2,042,592
Crane Co.	11,137	520,209
Danaher Corp.	125,497	5,903,379
Donaldson Co. Inc.	17,440	1,187,315
Dover Corp.	42,639	2,475,194
Eastman Kodak Co.(a)(b)	60,143	39,063
Eaton Corp.	77,974	3,394,208
EnPro Industries Inc.(a)(b)	4,747	156,556
Fabrinet(a)(b)	4,628	63,311
Federal Signal Corp.(a)(b)	14,107	58,544
FreightCar America Inc.(a)	2,718	56,942
General Electric Co.	2,423,425	43,403,542
GP Strategies Corp.(a)(b)	3,361	45,306
Handy & Harman Ltd.(a)(b)	1,339	13,256
Harsco Corp.	18,441	379,516
Hexcel Corp.(a)(b)	22,361	541,360
Hillenbrand Inc.	14,360	320,515
Illinois Tool Works Inc.	101,934	4,761,337
Ingersoll-Rand PLC	71,343	2,173,821
ITT Corp.	21,052	406,935
John Bean Technologies Corp.	6,519	100,197
Koppers Holdings Inc.(b)	4,676	160,667
Leggett & Platt Inc.	32,638	751,980
LSB Industries Inc.(a)(b)	4,177	117,081
Lydall Inc.(a)(b)	3,906	37,068
Metabolix Inc.(a)(b)	7,736	35,199
Movado Group Inc.	3,941	71,608
Myers Industries Inc.	6,874	84,825
NL Industries Inc.	1,520	19,714
Pall Corp.	26,545	1,517,047
Park-Ohio Holdings Corp.(a)(b)	1,890	33,718
Parker Hannifin Corp.	34,565	2,635,581
Pentair Inc.	22,502	749,092
PMFG Inc.(a)(b)	3,995	77,942
Polypore International Inc.(a)(b)	8,916	392,215
Raven Industries Inc.	4,122	255,152
Smith & Wesson Holding Corp.(a)(b)	13,695	59,710
SPX Corp.	11,646	701,904
Standex International Corp.	2,832	96,769
STR Holdings Inc.(a)(b)	6,867	56,515
Sturm, Ruger & Co. Inc.(b)	4,289	143,510
Textron Inc.	63,232	1,169,160
Tredegar Corp.	5,418	120,388
TriMas Corp.(a)(b)	5,813	104,343
Trinity Industries Inc.	18,244	548,415

		95,217,122

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

MEDIA—2.91%
A.H. Belo Corp. Class A	4,240	20,140
AMC Networks Inc. Class A(a)	12,455	468,059
Belo Corp. Class A	21,042	132,565
Cablevision NY Group Class A	49,579	705,013
Cambium Learning Group Inc.(a)(b)	3,783	11,425
CBS Corp. Class B NVS	152,841	4,148,105
Central European Media Enterprises Ltd. Class A(a)(b)	8,332	54,325
Charter Communications Inc. Class A(a)	12,448	708,789
Comcast Corp. Class A	630,216	14,942,421
Courier Corp.	2,370	27,800
Crown Media Holdings Inc. Class A(a)(b)	7,923	9,587
Cumulus Media Inc. Class A(a)(b)	8,691	29,028
Demand Media Inc.(a)	1,784	11,864
Dial Global Inc.(a)(b)	1,137	3,627
Digital Domain Media Group Inc.(a)(b)	844	5,132
Digital Generation Inc.(a)(b)	6,224	74,190
DIRECTV Class A(a)	161,235	6,894,409
Discovery Communications Inc. Series A(a)	60,400	2,474,588
DISH Network Corp. Class A	45,750	1,302,960
Dolan Co. (The)(a)(b)	6,901	58,796
E.W. Scripps Co. (The) Class A(a)(b)	7,253	58,097
Entercom Communications Corp.(a)(b)	5,488	33,751
Entravision Communications Corp. Class A(b)	11,417	17,810
FactSet Research Systems Inc.	10,547	920,542
Fisher Communications Inc.(a)(b)	1,998	57,602
Gannett Co. Inc.	54,978	735,056
Gray Television Inc.(a)(b)	11,270	18,257
John Wiley & Sons Inc. Class A	10,634	472,150
Journal Communications Inc. Class A(a)(b)	9,808	43,155
Knology Inc.(a)(b)	6,828	96,958
Liberty Global Inc. Series A(a)	63,344	2,599,004
Liberty Media Corp. Series A(a)	26,752	2,087,994
Lin TV Corp. Class A(a)(b)	6,741	28,514
Martha Stewart Living Omnimedia Inc. Class A(b)	6,180	27,192
McClatchy Co. (The) Class A(a)(b)	13,109	31,330
McGraw-Hill Companies Inc. (The)	69,641	3,131,756
Meredith Corp.(b)	8,281	270,375
New York Times Co. (The) Class A(a)(b)	31,513	243,595
News Corp. Class A NVS	524,593	9,358,739
Nexstar Broadcasting Group Inc.(a)	2,492	19,537
Nielsen Holdings NV(a)	18,416	546,771
Outdoor Channel Holdings Inc.(b)	3,269	24,387
Saga Communications Inc. Class A(a)(b)	820	30,652
Scholastic Corp.	6,040	181,019
Scripps Networks Interactive Inc. Class A	20,299	861,084
Sinclair Broadcast Group Inc. Class A	11,454	129,774
Sirius XM Radio Inc.(a)(b)	902,011	1,641,660
Thomson Reuters Corp.	85,963	2,292,633
Time Warner Cable Inc.	72,923	4,635,715
Time Warner Inc.	228,715	8,265,760
Value Line Inc.(b)	298	3,063
Viacom Inc. Class B NVS	126,194	5,730,470
Walt Disney Co. (The)	431,918	16,196,925
Washington Post Co. (The) Class B	1,140	429,563
World Wrestling Entertainment Inc. Class A(b)	6,189	57,681

		93,361,394
METAL FABRICATE & HARDWARE—0.27%
A.M. Castle & Co.(a)(b)	3,788	35,834
Ampco-Pittsburgh Corp.	1,931	37,346
CIRCOR International Inc.	3,927	138,662

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Dynamic Materials Corp.	3,014	59,617
Furmanite Corp.(a)(b)	8,402	53,017
Haynes International Inc.	2,820	153,972
Kaydon Corp.	7,421	226,341
L.B. Foster Co. Class A	2,057	58,193
Lawson Products Inc.	795	12,267
Mueller Industries Inc.	8,660	332,717
Mueller Water Products Inc. Class A	35,331	86,208
NN Inc.(a)(b)	3,808	22,848
Northwest Pipe Co.(a)(b)	2,105	48,120
Olympic Steel Inc.	2,069	48,249
Omega Flex Inc.(a)(b)	632	8,930
Precision Castparts Corp.	32,784	5,402,475
RBC Bearings Inc.(a)(b)	4,993	208,208
RTI International Metals Inc.(a)(b)	6,977	161,936
Sun Hydraulics Corp.	4,560	106,841
Timken Co. (The)	19,955	772,458
Valmont Industries Inc.	5,196	471,745
Worthington Industries Inc.	13,229	216,691

		8,662,675
MINING—0.77%
Alcoa Inc.	243,113	2,102,927
Allied Nevada Gold Corp.(a)(b)	20,404	617,833
AMCOL International Corp.	5,611	150,655
Century Aluminum Co.(a)(b)	11,729	99,814
Coeur d’Alene Mines Corp.(a)	20,467	494,073
Compass Minerals International Inc.	7,540	519,129
Freeport-McMoRan Copper & Gold Inc.	216,475	7,964,115
General Moly Inc.(a)(b)	15,285	47,231
Globe Specialty Metals Inc.	14,547	194,784
Gold Resource Corp.	6,449	137,041
Golden Minerals Co.(a)(b)	6,374	37,033
Golden Star Resources Ltd.(a)(b)	58,750	96,938
Hecla Mining Co.	63,742	333,371
Horsehead Holding Corp.(a)(b)	9,913	89,316
Jaguar Mining Inc.(a)(b)	19,167	122,286
Kaiser Aluminum Corp.	3,743	171,729
Materion Corp.(a)(b)	4,628	112,368
Midway Gold Corp.(a)	19,331	40,788
Molycorp Inc.(a)(b)	12,867	308,551
Newmont Mining Corp.	111,138	6,669,391
Noranda Aluminium Holding Corp.	5,163	42,595
Paramount Gold and Silver Corp.(a)(b)	26,618	56,963
Revett Minerals Inc.(a)	5,702	26,913
Royal Gold Inc.	12,419	837,413
Southern Copper Corp.	38,861	1,172,825
Stillwater Mining Co.(a)	26,461	276,782
Thompson Creek Metals Co. Inc.(a)(b)	34,993	243,551
Titanium Metals Corp.	19,570	293,159
United States Lime & Minerals Inc.(a)(b)	598	35,946
Ur-Energy Inc.(a)(b)	23,510	20,195
Uranerz Energy Corp.(a)(b)	14,670	26,699
Uranium Energy Corp.(a)(b)	17,649	54,006
Uranium Resources Inc.(a)(b)	21,231	15,414
US Gold Corp.(a)(b)	23,960	80,506
USEC Inc.(a)(b)	26,389	30,084
Vista Gold Corp.(a)(b)	16,148	49,574
Vulcan Materials Co.	29,512	1,161,297

		24,733,295
OFFICE & BUSINESS EQUIPMENT—0.10%
Pitney Bowes Inc.	41,850	775,899
Xerox Corp.	320,230	2,549,031

		3,324,930

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

OFFICE FURNISHINGS—0.03%
CompX International Inc.	268	3,948
Herman Miller Inc.	13,128	242,212
HNI Corp.	10,289	268,543
Interface Inc. Class A	11,973	138,168
Knoll Inc.(b)	10,900	161,865
Steelcase Inc. Class A	18,074	134,832

		949,568
OIL & GAS—8.71%
Abraxas Petroleum Corp.(a)(b)	18,705	61,726
Alon USA Energy Inc.	2,576	22,437
Anadarko Petroleum Corp.	113,688	8,677,805
Apache Corp.	87,622	7,936,801
Apco Oil and Gas International Inc.(b)	2,096	171,285
Approach Resources Inc.(a)(b)	5,977	175,784
ATP Oil & Gas Corp.(a)(b)	10,122	74,498
Atwood Oceanics Inc.(a)	12,930	514,485
Berry Petroleum Co. Class A	11,753	493,861
Bill Barrett Corp.(a)(b)	10,771	366,968
BPZ Resources Inc.(a)(b)	23,202	65,894
Cabot Oil & Gas Corp.	23,882	1,812,644
Callon Petroleum Co.(a)(b)	8,881	44,139
CAMAC Energy Inc.(a)(b)	13,319	13,452
Carrizo Oil & Gas Inc.(a)(b)	8,928	235,253
Cheniere Energy Inc.(a)	19,053	165,571
Chesapeake Energy Corp.	150,302	3,350,232
Chevron Corp.	459,354	48,875,266
Cimarex Energy Co.	19,558	1,210,640
Clayton Williams Energy Inc.(a)(b)	1,351	102,514
Cobalt International Energy Inc.(a)	27,141	421,228
Comstock Resources Inc.(a)	11,010	168,453
Concho Resources Inc.(a)	23,624	2,214,750
ConocoPhillips	303,404	22,109,049
Contango Oil & Gas Co.(a)(b)	2,810	163,486
Continental Resources Inc.(a)	9,563	637,948
Crimson Exploration Inc.(a)(b)	4,966	14,203
CVR Energy Inc.(a)	20,035	375,255
Delek US Holdings Inc.	3,235	36,911
Denbury Resources Inc.(a)	91,860	1,387,086
Devon Energy Corp.	96,668	5,993,416
Diamond Offshore Drilling Inc.	15,731	869,295
Endeavour International Corp.(a)(b)	8,443	73,370
Energen Corp.	16,478	823,900
Energy Partners Ltd.(a)(b)	6,597	96,316
Energy XXI (Bermuda) Ltd.(a)(b)	17,220	548,974
EOG Resources Inc.	61,345	6,043,096
EQT Corp.	30,699	1,681,998
Evolution Petroleum Corp.(a)(b)	3,645	29,342
EXCO Resources Inc.	34,034	355,655
Exxon Mobil Corp.	1,125,637	95,408,992
Forest Oil Corp.(a)	26,106	353,736
FX Energy Inc.(a)(b)	11,893	57,086
Gastar Exploration Ltd.(a)	13,184	41,925
GeoResources Inc.(a)(b)	4,552	133,419
GMX Resources Inc.(a)(b)	13,632	17,040
Goodrich Petroleum Corp.(a)(b)	5,892	80,897
Gulfport Energy Corp.(a)(b)	10,466	308,224
Harvest Natural Resources Inc.(a)(b)	7,721	56,981
Helmerich & Payne Inc.	21,784	1,271,314

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Hercules Offshore Inc.(a)(b)	26,163	116,164
Hess Corp.	69,333	3,938,114
HollyFrontier Corp.	43,623	1,020,778
Houston American Energy Corp.(a)(b)	3,747	45,676
Hyperdynamics Corp.(a)(b)	35,349	86,605
Isramco Inc.(a)	237	21,226
Kodiak Oil & Gas Corp.(a)(b)	58,787	558,476
Kosmos Energy Ltd.(a)(b)	7,490	91,827
Magnum Hunter Resources Corp.(a)(b)	25,298	136,356
Marathon Oil Corp.	162,730	4,763,107
Marathon Petroleum Corp.	81,371	2,708,841
McMoRan Exploration Co.(a)	22,534	327,870
Miller Energy Resources Inc.(a)	7,054	19,681
Murphy Oil Corp.	44,206	2,464,042
Nabors Industries Ltd.(a)	65,690	1,139,065
Newfield Exploration Co.(a)	30,745	1,160,009
Noble Energy Inc.	40,333	3,807,032
Northern Oil and Gas Inc.(a)(b)	14,406	345,456
Oasis Petroleum Inc.(a)(b)	13,631	396,526
Occidental Petroleum Corp.	185,754	17,405,150
Panhandle Oil and Gas Inc.	1,602	52,562
Parker Drilling Co.(a)(b)	26,528	190,206
Patterson-UTI Energy Inc.	35,404	707,372
Penn Virginia Corp.	10,377	54,894
PetroCorp Inc. Escrow(a)(d)	1,248	—
Petroleum Development Corp.(a)(b)	5,343	187,593
PetroQuest Energy Inc.(a)	12,736	84,058
Pioneer Natural Resources Co.	26,687	2,387,953
Plains Exploration & Production Co.(a)	32,229	1,183,449
QEP Resources Inc.	40,408	1,183,954
Quicksilver Resources Inc.(a)(b)	27,155	182,210
Range Resources Corp.	36,724	2,274,685
Resolute Energy Corp.(a)(b)	10,484	113,227
Rex Energy Corp.(a)(b)	7,921	116,914
Rosetta Resources Inc.(a)	12,086	525,741
Rowan Companies Inc.(a)	29,143	883,907
SandRidge Energy Inc.(a)(b)	93,580	763,613
SM Energy Co.	14,548	1,063,459
Southwestern Energy Co.(a)	79,511	2,539,581
Stone Energy Corp.(a)(b)	11,175	294,796
Sunoco Inc.	24,695	1,012,989
Swift Energy Co.(a)(b)	9,668	287,333
Tesoro Corp.(a)	32,809	766,418
Triangle Petroleum Corp.(a)(b)	9,751	58,213
U.S. Energy Corp.(a)(b)	5,523	16,072
Ultra Petroleum Corp.(a)	34,956	1,035,746
Unit Corp.(a)	9,578	444,419
VAALCO Energy Inc.(a)(b)	11,611	70,130
Valero Energy Corp.	130,330	2,743,446
Vantage Drilling Co.(a)	39,643	45,986
Venoco Inc.(a)(b)	6,723	45,515
Voyager Oil & Gas Inc.(a)	10,665	27,409
W&T Offshore Inc.	8,053	170,804
Warren Resources Inc.(a)(b)	16,233	52,920
Western Refining Inc.(a)(b)	11,997	159,440
Whiting Petroleum Corp.(a)(b)	26,829	1,252,646
Zion Oil & Gas Inc.(a)(b)	6,903	15,256

		279,691,517
OIL & GAS SERVICES—1.74%
Baker Hughes Inc.	99,327	4,831,265
Basic Energy Services Inc.(a)(b)	5,468	107,720
C&J Energy Services Inc.(a)	2,711	56,741
Cal Dive International Inc.(a)(b)	21,676	48,771

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Cameron International Corp.(a)	56,000	2,754,640
CARBO Ceramics Inc.	4,382	540,432
Complete Production Services Inc.(a)	18,018	604,684
Core Laboratories NV	10,426	1,188,043
Dawson Geophysical Co.(a)(b)	1,797	71,035
Dresser-Rand Group Inc.(a)	17,203	858,602
Dril-Quip Inc.(a)(b)	7,844	516,292
Exterran Holdings Inc.(a)(b)	14,790	134,589
Flotek Industries Inc.(a)(b)	11,342	112,966
FMC Technologies Inc.(a)(b)	54,919	2,868,419
Geokinetics Inc.(a)(b)	2,430	5,225
Global Geophysical Services Inc.(a)(b)	4,121	27,693
Gulf Island Fabrication Inc.	3,265	95,371
Halliburton Co.	209,101	7,216,076
Helix Energy Solutions Group Inc.(a)(b)	24,246	383,087
Hornbeck Offshore Services Inc.(a)(b)	7,083	219,715
ION Geophysical Corp.(a)(b)	29,869	183,097
Key Energy Services Inc.(a)(b)	28,540	441,514
Lufkin Industries Inc.	6,966	468,881
Matrix Service Co.(a)(b)	6,008	56,716
Mitcham Industries Inc.(a)(b)	2,712	59,230
National Oilwell Varco Inc.	96,685	6,573,613
Natural Gas Services Group Inc.(a)(b)	2,768	40,025
Newpark Resources Inc.(a)(b)	20,863	198,199
Oceaneering International Inc.	24,814	1,144,670
Oil States International Inc.(a)	11,716	894,751
OYO Geospace Corp.(a)(b)	983	76,015
Pioneer Drilling Co.(a)(b)	14,205	137,504
RPC Inc.	9,836	179,507
Schlumberger Ltd.	310,069	21,180,813
SEACOR Holdings Inc.(a)	4,948	440,174
Superior Energy Services Inc.(a)(b)	18,234	518,575
Targa Resources Corp.	3,729	151,733
Tesco Corp.(a)	6,858	86,685
Tetra Technologies Inc.(a)(b)	17,438	162,871
Thermon Group Holdings Inc.(a)(b)	2,281	40,191
Union Drilling Inc.(a)(b)	3,441	21,472
Willbros Group Inc.(a)(b)	8,870	32,553

		55,730,155
PACKAGING & CONTAINERS—0.28%
AEP Industries Inc.(a)(b)	977	27,503
Ball Corp.	38,389	1,370,871
Bemis Co. Inc.	24,056	723,605
Crown Holdings Inc.(a)	35,644	1,196,926
Graphic Packaging Holding Co.(a)(b)	36,353	154,864
Greif Inc. Class A	8,728	397,560
Owens-Illinois Inc.(a)	37,436	725,510
Packaging Corp. of America	23,364	589,707
Rock-Tenn Co. Class A	15,832	913,506
Sealed Air Corp.	43,834	754,383
Silgan Holdings Inc.	11,309	436,980
Sonoco Products Co.	22,771	750,532
Temple-Inland Inc.	24,768	785,393

		8,827,340
PHARMACEUTICALS—6.43%
Abbott Laboratories	355,174	19,971,434
Achillion Pharmaceuticals Inc.(a)	10,727	81,740
Acura Pharmaceuticals Inc.(a)(b)	2,449	8,547
Akorn Inc.(a)(b)	12,746	141,736
Align Technology Inc.(a)	14,065	333,692
Alimera Sciences Inc.(a)	2,551	3,189

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Alkermes PLC(a)(b)	21,802	378,483
Allergan Inc.	69,655	6,111,530
Allos Therapeutics Inc.(a)(b)	17,909	25,431
AmerisourceBergen Corp.	59,042	2,195,772
Amicus Therapeutics Inc.(a)(b)	3,581	12,319
Ampio Pharmaceuticals Inc.(a)(b)	4,499	19,211
Anacor Pharmaceuticals Inc.(a)(b)	2,473	15,333
Antares Pharma Inc.(a)(b)	19,924	43,833
Anthera Pharmaceuticals Inc.(a)(b)	4,734	29,067
Ardea Biosciences Inc.(a)(b)	3,802	63,912
Array BioPharma Inc.(a)(b)	12,956	27,985
Auxilium Pharmaceuticals Inc.(a)(b)	10,901	217,257
AVANIR Pharmaceuticals Inc. Class A(a)(b)	28,205	57,820
AVI BioPharma Inc.(a)(b)	30,811	22,954
BioMarin Pharmaceutical Inc.(a)(b)	25,326	870,708
BioScrip Inc.(a)(b)	9,255	50,532
BioSpecifics Technologies Corp.(a)(b)	1,118	18,581
Bristol-Myers Squibb Co.	389,843	13,738,067
Cadence Pharmaceuticals Inc.(a)	11,372	44,919
Cardinal Health Inc.	80,126	3,253,917
Catalyst Health Solutions Inc.(a)(b)	9,721	505,492
Clovis Oncology Inc.(a)(b)	2,450	34,521
Corcept Therapeutics Inc.(a)(b)	9,335	31,926
Cornerstone Therapeutics Inc.(a)(b)	1,825	10,220
Cytori Therapeutics Inc.(a)(b)	12,391	27,260
DENTSPLY International Inc.	32,178	1,125,908
Depomed Inc.(a)(b)	12,193	63,160
DURECT Corp.(a)(b)	18,331	21,631
Dusa Pharmaceuticals Inc.(a)(b)	5,542	24,274
Dyax Corp.(a)	22,430	30,505
Eli Lilly and Co.	233,592	9,708,084
Endo Pharmaceuticals Holdings Inc.(a)	26,646	920,086
Endocyte Inc.(a)(b)	3,912	14,709
Express Scripts Inc.(a)(b)	111,567	4,985,929
Forest Laboratories Inc.(a)	61,065	1,847,827
Furiex Pharmaceuticals Inc.(a)(b)	2,254	37,664
Herbalife Ltd.(b)	27,260	1,408,524
Hi-Tech Pharmacal Co. Inc.(a)(b)	2,361	91,819
Idenix Pharmaceuticals Inc.(a)(b)	13,833	102,987
Impax Laboratories Inc.(a)(b)	14,985	302,247
Infinity Pharmaceuticals Inc.(a)(b)	4,342	38,383
Ironwood Pharmaceuticals Inc. Class A(a)	11,456	137,128
Isis Pharmaceuticals Inc.(a)(b)	22,621	163,097
ISTA Pharmaceuticals Inc.(a)	7,284	51,352
Jazz Pharmaceuticals Inc.(a)(b)	5,022	194,000
Johnson & Johnson	626,370	41,077,345
K-V Pharmaceutical Co. Class A(a)(b)	11,712	16,397
Keryx Biopharmaceuticals Inc.(a)(b)	15,692	39,701
Lannett Co. Inc.(a)(b)	3,683	16,279
MannKind Corp.(a)(b)	17,542	43,855
MAP Pharmaceuticals Inc.(a)(b)	4,973	65,494
McKesson Corp.	57,621	4,489,252
Mead Johnson Nutrition Co. Class A	46,700	3,209,691
Medco Health Solutions Inc.(a)	91,368	5,107,471
Medicis Pharmaceutical Corp. Class A	14,097	468,725
Medivation Inc.(a)(b)	7,192	331,623
Merck & Co. Inc.	705,307	26,590,074
Mylan Inc.(a)	100,391	2,154,391
Nabi Biopharmaceuticals(a)	9,631	18,106
Nature’s Sunshine Products Inc.(a)	2,539	39,405
Nektar Therapeutics(a)(b)	25,920	145,022
Neogen Corp.(a)(b)	5,353	164,016
Neurocrine Biosciences Inc.(a)(b)	11,201	95,208
Nutraceutical International Corp.(a)	2,081	23,557
Obagi Medical Products Inc.(a)(b)	4,217	42,845

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Omega Protein Corp.(a)	4,396	31,343
Omnicare Inc.	26,510	913,269
Onyx Pharmaceuticals Inc.(a)(b)	14,474	636,132
Opko Health Inc.(a)(b)	24,751	121,280
Optimer Pharmaceuticals Inc.(a)(b)	10,527	128,850
Orexigen Therapeutics Inc.(a)(b)	7,226	11,634
Osiris Therapeutics Inc.(a)(b)	3,780	20,223
Pacira Pharmaceuticals Inc.(a)	1,647	14,247
Pain Therapeutics Inc.(a)	8,388	31,874
Par Pharmaceutical Companies Inc.(a)(b)	8,246	269,892
Patterson Companies Inc.	21,292	628,540
Pernix Therapeutics Holdings(a)(b)	1,031	9,547
Perrigo Co.	18,969	1,845,684
Pfizer Inc.	1,805,464	39,070,241
Pharmacyclics Inc.(a)(b)	10,431	154,587
Pharmasset Inc.(a)	17,001	2,179,528
PharMerica Corp.(a)	6,679	101,387
POZEN Inc.(a)	6,014	23,755
Progenics Pharmaceuticals Inc.(a)(b)	6,675	57,005
Questcor Pharmaceuticals Inc.(a)	12,144	504,948
Raptor Pharmaceutical Corp.(a)(b)	10,783	67,502
Rigel Pharmaceuticals Inc.(a)(b)	15,582	122,942
Sagent Pharmaceuticals Inc.(a)(b)	1,517	31,857
Salix Pharmaceuticals Ltd.(a)(b)	13,349	638,750
Santarus Inc.(a)	12,108	40,077
Savient Pharmaceuticals Inc.(a)(b)	16,149	36,012
Schiff Nutrition International Inc.(a)(b)	2,768	29,618
SciClone Pharmaceuticals Inc.(a)(b)	7,852	33,685
SIGA Technologies Inc.(a)(b)	7,813	19,689
Sucampo Pharmaceuticals Inc.(a)(b)	2,874	12,732
SXC Health Solutions Corp.(a)(b)	14,126	797,836
Synta Pharmaceuticals Corp.(a)(b)	5,288	24,695
Synutra International Inc.(a)(b)	3,942	19,947
Targacept Inc.(a)(b)	6,254	34,835
Theravance Inc.(a)(b)	15,735	347,743
USANA Health Sciences Inc.(a)(b)	1,450	44,037
Vanda Pharmaceuticals Inc.(a)(b)	6,377	30,355
VCA Antech Inc.(a)	19,777	390,596
ViroPharma Inc.(a)(b)	16,237	444,731
VIVUS Inc.(a)(b)	20,202	196,969
Warner Chilcott PLC Class A(a)	38,715	585,758
Watson Pharmaceuticals Inc.(a)	28,904	1,744,067
XenoPort Inc.(a)(b)	8,027	30,583
Zalicus Inc.(a)(b)	16,907	20,457
Zogenix Inc.(a)	4,976	11,146

		206,265,744
PIPELINES—0.54%
Crosstex Energy Inc.	9,232	116,693
El Paso Corp.	175,728	4,669,093
Kinder Morgan Inc.(b)	39,041	1,255,949
ONEOK Inc.	24,480	2,122,171
SemGroup Corp.(a)(b)	9,472	246,840
Spectra Energy Corp.	148,521	4,567,021
Williams Companies Inc. (The)	134,404	4,438,020

		17,415,787
REAL ESTATE—0.09%
Avatar Holdings Inc.(a)(b)	2,020	14,504
CBRE Group Inc. Class A(a)	66,787	1,016,498
Consolidated-Tomoka Land Co.	950	25,717
Forest City Enterprises Inc. Class A(a)	31,389	371,018
Forestar Group Inc.(a)(b)	8,042	121,675

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

HFF Inc. Class A(a)(b)	6,605	68,230
Howard Hughes Corp. (The)(a)	4,887	215,859
Jones Lang LaSalle Inc.	9,798	600,225
Kennedy-Wilson Holdings Inc.(b)	6,185	65,437
Sovran Self Storage Inc.(b)	6,347	270,826
St. Joe Co. (The)(a)(b)	14,922	218,757

		2,988,746
REAL ESTATE INVESTMENT TRUSTS—3.04%
Acadia Realty Trust	9,774	196,848
AG Mortgage Investment Trust Inc.	1,432	28,826
Agree Realty Corp.(b)	2,249	54,831
Alexander’s Inc.	472	174,654
Alexandria Real Estate Equities Inc.	14,117	973,649
American Assets Trust Inc.	7,317	150,072
American Campus Communities Inc.	15,504	650,548
American Capital Agency Corp.	51,233	1,438,623
American Capital Mortgage Investment Corp.	1,820	34,252
Annaly Capital Management Inc.	217,342	3,468,778
Anworth Mortgage Asset Corp.	30,763	193,192
Apartment Investment and Management Co. Class A	27,281	625,008
Apollo Commercial Real Estate Finance Inc.(b)	4,675	61,383
ARMOUR Residential Inc.(b)	21,292	150,109
Ashford Hospitality Trust Inc.	11,834	94,672
Associated Estates Realty Corp.(b)	9,421	150,265
AvalonBay Communities Inc.	21,495	2,807,247
BioMed Realty Trust Inc.	35,145	635,422
Boston Properties Inc.	33,269	3,313,592
Brandywine Realty Trust	30,907	293,616
BRE Properties Inc. Class A(b)	17,065	861,441
Camden Property Trust	16,049	998,890
Campus Crest Communities Inc.	6,949	69,907
CapLease Inc.(b)	15,466	62,483
Capstead Mortgage Corp.	19,383	241,125
CBL & Associates Properties Inc.(b)	33,896	532,167
Cedar Realty Trust Inc.	12,745	54,931
Chatham Lodging Trust	3,149	33,946
Chesapeake Lodging Trust	7,296	112,796
Chimera Investment Corp.	235,305	590,616
Cogdell Spencer Inc.(b)	10,132	43,061
Colonial Properties Trust(b)	19,092	398,259
Colony Financial Inc.	7,486	117,605
CommonWealth REIT	19,124	318,223
CoreSite Realty Corp.	4,511	80,386
Corporate Office Properties Trust	16,263	345,751
Cousins Properties Inc.	20,722	132,828
CreXus Investment Corp.(b)	12,987	134,805
CubeSmart(b)	28,130	299,303
CYS Investments Inc.(b)	18,946	248,950
DCT Industrial Trust Inc.(b)	56,358	288,553
DDR Corp.	49,476	602,123
DiamondRock Hospitality Co.(b)	38,343	369,627
Digital Realty Trust Inc.	22,998	1,533,277
Douglas Emmett Inc.	28,414	518,271
Duke Realty Corp.(b)	57,746	695,839
DuPont Fabros Technology Inc.	13,465	326,122
Dynex Capital Inc.(b)	9,171	83,731
EastGroup Properties Inc.(b)	6,200	269,576
Education Realty Trust Inc.(b)	21,102	215,873
Entertainment Properties Trust	10,655	465,730
Equity Lifestyle Properties Inc.(b)	7,034	469,097
Equity One Inc.(b)	12,324	209,262
Equity Residential	67,338	3,840,286
Essex Property Trust Inc.	7,454	1,047,362

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Excel Trust Inc.	7,005	84,060
Extra Space Storage Inc.	21,468	520,170
Federal Realty Investment Trust	14,223	1,290,737
FelCor Lodging Trust Inc.(a)(b)	28,290	86,284
First Industrial Realty Trust Inc.(a)	19,896	203,536
First Potomac Realty Trust(b)	11,366	148,326
Franklin Street Properties Corp.	16,044	159,638
General Growth Properties Inc.	128,826	1,934,967
Getty Realty Corp.	5,870	81,887
Gladstone Commercial Corp.(b)	2,469	43,331
Glimcher Realty Trust(b)	24,601	226,329
Government Properties Income Trust(b)	8,139	183,534
Hatteras Financial Corp.	17,082	450,452
HCP Inc.	92,787	3,844,165
Health Care REIT Inc.	43,755	2,385,960
Healthcare Realty Trust Inc.	17,842	331,683
Hersha Hospitality Trust	32,004	156,180
Highwoods Properties Inc.	15,952	473,296
Home Properties Inc.(b)	10,987	632,522
Hospitality Properties Trust(b)	28,192	647,852
Host Hotels & Resorts Inc.	156,821	2,316,246
Hudson Pacific Properties Inc.	5,015	71,012
Inland Real Estate Corp.	17,514	133,282
Invesco Mortgage Capital Inc.	26,353	370,260
Investors Real Estate Trust(b)	18,237	133,039
iStar Financial Inc.(a)(b)	18,801	99,457
Kilroy Realty Corp.(b)	13,351	508,273
Kimco Realty Corp.	93,017	1,510,596
Kite Realty Group Trust(b)	12,630	56,961
LaSalle Hotel Properties(b)	19,456	471,030
Lexington Realty Trust	27,262	204,192
Liberty Property Trust	26,284	811,650
LTC Properties Inc.(b)	6,901	212,965
Macerich Co. (The)	29,925	1,514,205
Mack-Cali Realty Corp.	19,885	530,731
Medical Properties Trust Inc.(b)	25,601	252,682
MFA Financial Inc.	81,422	547,156
Mid-America Apartment Communities Inc.	8,386	524,544
Mission West Properties Inc.(b)	4,032	36,369
Monmouth Real Estate Investment Corp. Class A(b)	9,007	82,414
MPG Office Trust Inc.(a)(b)	11,146	22,181
National Health Investors Inc.(b)	5,587	245,716
National Retail Properties Inc.	23,863	629,506
Newcastle Investment Corp.(b)	24,017	111,679
NorthStar Realty Finance Corp.(b)	21,776	103,872
Omega Healthcare Investors Inc.	23,244	449,771
One Liberty Properties Inc.(b)	2,523	41,630
Parkway Properties Inc.	4,996	49,261
Pebblebrook Hotel Trust	11,723	224,847
Pennsylvania Real Estate Investment Trust(b)	12,653	132,097
PennyMac Mortgage Investment Trust(c)	6,301	104,723
Piedmont Office Realty Trust Inc. Class A	39,473	672,620
Plum Creek Timber Co. Inc.(b)	37,017	1,353,342
Post Properties Inc.(b)	11,387	497,840
Potlatch Corp.(b)	9,210	286,523
Prologis Inc.	104,871	2,998,262
PS Business Parks Inc.	4,238	234,912
Public Storage	32,092	4,315,090
RAIT Financial Trust(b)	9,307	44,208
Ramco-Gershenson Properties Trust	8,750	86,012
Rayonier Inc.	27,818	1,241,517
Realty Income Corp.(b)	30,448	1,064,462
Redwood Trust Inc.(b)	17,870	181,917
Regency Centers Corp.(b)	20,556	773,317
Resource Capital Corp.(b)	17,821	99,976

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Retail Opportunity Investments Corp.	11,399	134,964
RLJ Lodging Trust	6,251	105,204
Sabra Healthcare REIT Inc.	8,367	101,157
Saul Centers Inc.	1,671	59,187
Senior Housing Properties Trust	37,149	833,624
Simon Property Group Inc.	67,045	8,644,782
SL Green Realty Corp.	20,317	1,353,925
STAG Industrial Inc.	3,603	41,326
Starwood Property Trust Inc.	21,307	394,393
Strategic Hotels & Resorts Inc.(a)	39,853	214,011
Summit Hotel Properties Inc.	6,238	58,887
Sun Communities Inc.(b)	4,840	176,805
Sunstone Hotel Investors Inc.(a)	26,892	219,170
Tanger Factory Outlet Centers Inc.(b)	19,619	575,229
Taubman Centers Inc.	12,801	794,942
Terreno Realty Corp.	2,101	31,809
Two Harbors Investment Corp.	32,185	297,389
UDR Inc.	49,655	1,246,340
UMH Properties Inc.	2,616	24,355
Universal Health Realty Income Trust(b)	2,724	106,236
Urstadt Biddle Properties Inc. Class A	5,233	94,613
Ventas Inc.	57,932	3,193,791
Vornado Realty Trust	42,110	3,236,575
Washington Real Estate Investment Trust(b)	15,067	412,082
Weingarten Realty Investors	27,556	601,272
Weyerhaeuser Co.	123,091	2,298,109
Whitestone REIT Class B	1,707	20,313
Winthrop Realty Trust	6,529	66,400

		97,681,933
RETAIL—6.27%
99 Cents Only Stores(a)(b)	10,755	236,072
Abercrombie & Fitch Co. Class A	20,066	980,023
Advance Auto Parts Inc.	16,850	1,173,265
Aeropostale Inc.(a)(b)	18,513	282,323
AFC Enterprises Inc.(a)(b)	5,636	82,849
America’s Car-Mart Inc.(a)(b)	1,949	76,362
American Eagle Outfitters Inc.	44,483	680,145
ANN INC.(a)(b)	11,925	295,502
Asbury Automotive Group Inc.(a)(b)	6,640	143,158
Ascena Retail Group Inc.(a)(b)	14,367	426,987
AutoNation Inc.(a)(b)	8,864	326,816
AutoZone Inc.(a)	5,783	1,879,302
Barnes & Noble Inc.(a)(b)	6,607	95,669
Bebe Stores Inc.	8,727	72,696
Bed Bath & Beyond Inc.(a)	56,937	3,300,638
Benihana Inc.(a)(b)	3,349	34,260
Best Buy Co. Inc.	67,408	1,575,325
Big 5 Sporting Goods Corp.(b)	5,000	52,200
Big Lots Inc.(a)	14,964	565,041
Biglari Holdings Inc.(a)	273	100,530
BJ’s Restaurants Inc.(a)(b)	5,516	249,985
Bob Evans Farms Inc.	6,982	234,176
Body Central Corp.(a)(b)	2,669	66,618
Bon-Ton Stores Inc. (The)(b)	2,800	9,436
Bravo Brio Restaurant Group Inc.(a)	4,375	75,031
Brinker International Inc.	18,407	492,571
Brown Shoe Co. Inc.(b)	9,546	84,959
Buckle Inc. (The)	6,177	252,454
Buffalo Wild Wings Inc.(a)(b)	4,205	283,880
Build-A-Bear Workshop Inc.(a)(b)	3,427	28,992
Cabela’s Inc.(a)(b)	9,929	252,395
Caribou Coffee Co. Inc.(a)(b)	2,925	40,804
CarMax Inc.(a)	51,626	1,573,560

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Carrols Restaurant Group Inc.(a)(b)	2,855	33,032
Casey’s General Stores Inc.	8,678	447,004
Cash America International Inc.	6,732	313,913
Casual Male Retail Group Inc.(a)	9,572	32,736
Cato Corp. (The) Class A	6,276	151,879
CEC Entertainment Inc.	4,507	155,266
Charming Shoppes Inc.(a)(b)	26,422	129,468
Cheesecake Factory Inc. (The)(a)	13,209	387,684
Chico’s FAS Inc.	40,268	448,586
Children’s Place Retail Stores Inc. (The)(a)	5,965	316,861
Chipotle Mexican Grill Inc.(a)	7,110	2,401,331
Christopher & Banks Corp.(b)	8,123	19,008
Citi Trends Inc.(a)(b)	3,404	29,887
Coinstar Inc.(a)(b)	7,173	327,376
Coldwater Creek Inc.(a)(b)	15,831	18,681
Collective Brands Inc.(a)(b)	14,008	201,295
Conn’s Inc.(a)	3,296	36,586
Copart Inc.(a)	12,764	611,268
Cost Plus Inc.(a)(b)	4,316	42,081
Costco Wholesale Corp.	99,826	8,317,502
Cracker Barrel Old Country Store Inc.	5,269	265,610
CVS Caremark Corp.	309,848	12,635,601
Darden Restaurants Inc.	31,184	1,421,367
Denny’s Corp.(a)(b)	22,475	84,506
Destination Maternity Corp.	2,442	40,830
Dick’s Sporting Goods Inc.	21,532	794,100
Dillard’s Inc. Class A	7,139	320,398
DineEquity Inc.(a)(b)	3,578	151,027
Dollar General Corp.(a)	22,640	931,410
Dollar Tree Inc.(a)	27,943	2,322,343
Domino’s Pizza Inc.(a)(b)	13,307	451,773
DSW Inc. Class A	5,435	240,281
Dunkin’ Brands Group Inc.(a)	5,820	145,384
Einstein Noah Restaurant Group Inc.	1,364	21,578
Express Inc.(a)	12,676	252,759
EZCORP Inc. Class A NVS(a)(b)	10,729	282,924
Family Dollar Stores Inc.	27,950	1,611,597
Finish Line Inc. (The) Class A	11,893	229,357
First Cash Financial Services Inc.(a)(b)	7,171	251,630
Foot Locker Inc.	35,339	842,482
Francesca’s Holdings Corp.(a)(b)	2,277	39,392
Fred’s Inc. Class A	8,496	123,872
GameStop Corp. Class A(a)(b)	32,254	778,289
Gap Inc. (The)	80,812	1,499,063
Genesco Inc.(a)(b)	5,424	334,878
GNC Holdings Inc. Class A(a)(b)	5,191	150,279
Gordmans Stores Inc.(a)	1,205	15,147
Group 1 Automotive Inc.	5,204	269,567
Guess? Inc.	14,801	441,366
Haverty Furniture Companies Inc.	4,270	46,885
hhgregg Inc.(a)(b)	3,878	56,037
Hibbett Sports Inc.(a)(b)	6,285	283,956
Home Depot Inc. (The)	365,175	15,351,957
Hot Topic Inc.	9,714	64,210
HSN Inc.	9,169	332,468
J. Crew Group Inc. Escrow(a)(d)	12,115	1
J.C. Penney Co. Inc.	37,792	1,328,389
Jack in the Box Inc.(a)(b)	10,073	210,526
Jamba Inc.(a)(b)	14,967	19,607
Jos. A. Bank Clothiers Inc.(a)(b)	6,326	308,456
Kenneth Cole Productions Inc. Class A(a)(b)	1,715	18,162
Kirkland’s Inc.(a)	3,797	50,500
Kohl’s Corp.	57,920	2,858,352
Krispy Kreme Doughnuts Inc.(a)(b)	13,279	86,845
Limited Brands Inc.	57,001	2,299,990

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Lithia Motors Inc. Class A	5,018	109,693
Liz Claiborne Inc.(a)(b)	21,850	188,566
Lowe’s Companies Inc.	297,547	7,551,743
Luby’s Inc.(a)(b)	4,274	19,276
Lumber Liquidators Holdings Inc.(a)(b)	5,254	92,786
Macy’s Inc.	97,318	3,131,693
MarineMax Inc.(a)(b)	5,276	34,400
Mattress Firm Holding Corp.(a)	1,313	30,448
McCormick & Schmick’s Seafood Restaurants Inc.(a)(b)	2,977	26,019
McDonald’s Corp.	237,095	23,787,741
Men’s Wearhouse Inc. (The)	11,796	382,308
MSC Industrial Direct Co. Inc. Class A	10,133	725,016
New York & Co. Inc.(a)(b)	6,175	16,426
Nordstrom Inc.	37,275	1,852,940
Nu Skin Enterprises Inc. Class A	12,519	608,048
O’Charley’s Inc.(a)(b)	4,193	23,020
O’Reilly Automotive Inc.(a)	29,331	2,345,013
Office Depot Inc.(a)	63,070	135,601
OfficeMax Inc.(a)(b)	19,543	88,725
Orchard Supply Hardware Stores Corp. Class A(a)(b)	395	1,484
P.F. Chang’s China Bistro Inc.	4,866	150,408
Pacific Sunwear of California Inc.(a)(b)	10,766	18,410
Panera Bread Co. Class A(a)	6,637	938,804
Pantry Inc. (The)(a)	5,222	62,507
Papa John’s International Inc.(a)	4,279	161,233
PC Connection Inc.	2,104	23,333
Penske Automotive Group Inc.	10,157	195,522
Pep Boys - Manny, Moe & Jack (The)	11,813	129,943
PetMed Express Inc.	4,615	47,904
PetSmart Inc.	25,920	1,329,437
Pier 1 Imports Inc.(a)	22,553	314,163
PriceSmart Inc.	4,089	284,554
PVH Corp.	13,658	962,752
RadioShack Corp.	22,998	223,311
Red Robin Gourmet Burgers Inc.(a)(b)	2,939	81,410
Regis Corp.	13,135	217,384
Rite Aid Corp.(a)	133,944	168,769
Ross Stores Inc.	53,702	2,552,456
Ruby Tuesday Inc.(a)(b)	14,789	102,044
rue21 Inc.(a)(b)	3,405	73,548
Rush Enterprises Inc. Class A(a)(b)	7,373	154,243
Ruth’s Hospitality Group Inc.(a)(b)	7,989	39,705
Saks Inc.(a)(b)	26,452	257,907
Sally Beauty Holdings Inc.(a)(b)	21,721	458,965
Sears Holdings Corp.(a)(b)	8,813	280,077
Shoe Carnival Inc.(a)(b)	2,071	53,225
Signet Jewelers Ltd.	19,854	872,782
Sonic Automotive Inc.(b)	9,153	135,556
Sonic Corp.(a)(b)	14,037	94,469
Stage Stores Inc.	7,076	98,286
Staples Inc.	162,986	2,263,876
Starbucks Corp.	171,297	7,881,375
Stein Mart Inc.(a)	6,236	42,467
Steinway Musical Instruments Inc.(a)(b)	1,504	37,660
Susser Holdings Corp.(a)(b)	2,151	48,656
Systemax Inc.(a)(b)	2,458	40,336
Talbots Inc. (The)(a)	15,792	42,007
Target Corp.	157,481	8,066,177
Teavana Holdings Inc.(a)(b)	1,624	30,499
Texas Roadhouse Inc.	14,330	213,517
Tiffany & Co.	29,193	1,934,328
TJX Companies Inc. (The)	88,235	5,695,569
Tractor Supply Co.	16,514	1,158,457
Tuesday Morning Corp.(a)(b)	9,786	33,762
Ulta Salon, Cosmetics & Fragrance Inc.(a)	10,368	673,091

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Urban Outfitters Inc.(a)	24,831	684,342
Vera Bradley Inc.(a)(b)	4,577	147,608
Vitamin Shoppe Inc.(a)	5,652	225,402
Wal-Mart Stores Inc.	405,490	24,232,082
Walgreen Co.	209,202	6,916,218
Wendy’s Co. (The)	68,640	367,910
West Marine Inc.(a)(b)	3,365	39,135
Wet Seal Inc. Class A(a)(b)	20,619	67,218
Williams-Sonoma Inc.	24,003	924,116
Winmark Corp.(b)	522	29,947
World Fuel Services Corp.	16,226	681,167
Yum! Brands Inc.	106,392	6,278,192
Zale Corp.(a)(b)	7,291	27,779
Zumiez Inc.(a)(b)	4,835	134,220

		201,261,785
SAVINGS & LOANS—0.22%
Astoria Financial Corp.	19,774	167,881
Bank Mutual Corp.	10,448	33,225
BankFinancial Corp.(b)	4,799	26,490
BankUnited Inc.	7,604	167,212
Beneficial Mutual Bancorp Inc.(a)(b)	7,562	63,218
Berkshire Hills Bancorp Inc.	4,705	104,404
BofI Holding Inc.(a)(b)	2,214	35,977
Brookline Bancorp Inc.	13,461	113,611
Cape Bancorp Inc.(a)(b)	2,607	20,465
Capitol Federal Financial Inc.	38,285	441,809
Charter Financial Corp.(b)	1,549	14,344
Clifton Savings Bancorp Inc.(b)	1,936	17,966
Dime Community Bancshares Inc.	7,068	89,057
ESB Financial Corp.(b)	2,825	39,748
ESSA Bancorp Inc.	2,576	26,971
First Defiance Financial Corp.(b)	2,220	32,390
First Financial Holdings Inc.	3,747	33,461
First Niagara Financial Group Inc.	79,480	685,912
First PacTrust Bancorp Inc.	2,299	23,565
Flagstar Bancorp Inc.(a)(b)	44,417	22,431
Flushing Financial Corp.	7,126	90,001
Fox Chase Bancorp Inc.	3,074	38,825
Home Federal Bancorp Inc.	3,755	39,052
Hudson City Bancorp Inc.	108,161	676,006
Investors Bancorp Inc.(a)(b)	10,513	141,715
Kearny Financial Corp.	3,013	28,624
Meridian Interstate Bancorp Inc.(a)(b)	1,989	24,763
New York Community Bancorp Inc.	99,978	1,236,728
Northfield Bancorp Inc.	3,862	54,686
Northwest Bancshares Inc.	22,317	277,623
OceanFirst Financial Corp.	3,335	43,588
Oritani Financial Corp.	10,500	134,085
People’s United Financial Inc.	86,082	1,106,154
Provident Financial Services Inc.	13,741	183,992
Provident New York Bancorp	8,642	57,383
Rockville Financial Inc.	6,710	69,516
Roma Financial Corp.	1,707	16,797
Territorial Bancorp Inc.(b)	2,547	50,303
TFS Financial Corp.(a)	18,471	165,500
United Financial Bancorp Inc.	3,654	58,793
ViewPoint Financial Group	7,912	102,935
Washington Federal Inc.	25,403	355,388
Westfield Financial Inc.	6,364	46,839
WSFS Financial Corp.(b)	1,466	52,717

		7,212,150

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

SEMICONDUCTORS—3.24%
Advanced Analogic Technologies Inc.(a)(b)	9,757	56,395
Advanced Micro Devices Inc.(a)	140,301	757,625
Aeroflex Holding Corp.(a)	4,503	46,111
Alpha & Omega Semiconductor Ltd.(a)(b)	3,341	24,423
Altera Corp.	73,640	2,732,044
Amkor Technology Inc.(a)(b)	22,210	96,836
Amtech Systems Inc.(a)(b)	2,187	18,611
ANADIGICS Inc.(a)(b)	15,328	33,568
Analog Devices Inc.	68,478	2,450,143
Applied Materials Inc.	301,266	3,226,559
Applied Micro Circuits Corp.(a)(b)	14,405	96,802
Atmel Corp.(a)	104,594	847,211
ATMI Inc.(a)(b)	7,193	144,076
Avago Technologies Ltd.	43,733	1,262,134
Axcelis Technologies Inc.(a)	24,110	32,066
AXT Inc.(a)(b)	7,256	30,258
Broadcom Corp. Class A(a)	122,521	3,597,217
Brooks Automation Inc.	15,040	154,461
Cabot Microelectronics Corp.(a)	5,399	255,103
Cavium Inc.(a)	11,037	313,782
CEVA Inc.(a)(b)	5,233	158,351
Cirrus Logic Inc.(a)(b)	15,199	240,904
Cohu Inc.	5,455	61,914
Cree Inc.(a)	24,980	550,559
Cypress Semiconductor Corp.(a)	35,280	595,879
Diodes Inc.(a)(b)	8,018	170,783
DSP Group Inc.(a)(b)	5,238	27,290
eMagin Corp.(a)(b)	4,697	17,379
EMCORE Corp.(a)(b)	20,066	17,303
Emulex Corp.(a)	19,938	136,775
Entegris Inc.(a)(b)	30,804	268,765
Entropic Communications Inc.(a)	19,478	99,533
Exar Corp.(a)(b)	8,324	54,106
Fairchild Semiconductor International Inc.(a)	29,202	351,592
First Solar Inc.(a)(b)	13,662	461,229
FormFactor Inc.(a)(b)	11,501	58,195
Freescale Semiconductor Holdings I Ltd.(a)(b)	9,855	124,666
FSI International Inc.(a)(b)	8,764	32,076
GSI Group Inc.(a)(b)	5,878	60,132
GSI Technology Inc.(a)(b)	4,575	21,411
GT Advanced Technologies Inc.(a)(b)	28,814	208,613
Hittite Microwave Corp.(a)(b)	7,161	353,610
Inphi Corp.(a)	4,959	59,310
Integrated Device Technology Inc.(a)(b)	34,009	185,689
Integrated Silicon Solution Inc.(a)(b)	6,081	55,580
Intel Corp.	1,211,555	29,380,209
Intermolecular Inc.(a)(b)	2,213	18,988
International Rectifier Corp.(a)	15,952	309,788
Intersil Corp. Class A	28,753	300,181
IXYS Corp.(a)(b)	5,481	59,359
KLA-Tencor Corp.	38,372	1,851,449
Kopin Corp.(a)(b)	15,577	60,439
Kulicke and Soffa Industries Inc.(a)(b)	16,361	151,339
Lam Research Corp.(a)	28,460	1,053,589
Lattice Semiconductor Corp.(a)(b)	27,198	161,556
Linear Technology Corp.	52,051	1,563,092
LSI Corp.(a)	130,863	778,635
LTX-Credence Corp.(a)(b)	11,239	60,129
Marvell Technology Group Ltd.(a)	116,111	1,608,137
Maxim Integrated Products Inc.	67,510	1,757,960
MaxLinear Inc.(a)(b)	3,630	17,243
MEMC Electronic Materials Inc.(a)	52,775	207,933

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Micrel Inc.	11,450	115,760
Microchip Technology Inc.	43,534	1,594,650
Micron Technology Inc.(a)(b)	198,250	1,246,992
Microsemi Corp.(a)(b)	19,783	331,365
Mindspeed Technologies Inc.(a)(b)	7,614	34,872
MIPS Technologies Inc.(a)(b)	11,943	53,266
MKS Instruments Inc.	11,974	333,117
Monolithic Power Systems Inc.(a)(b)	6,809	102,612
MoSys Inc.(a)(b)	7,424	31,181
Nanometrics Inc.(a)	4,568	84,143
NetLogic Microsystems Inc.(a)(b)	15,603	773,441
Novellus Systems Inc.(a)	15,898	656,428
NVIDIA Corp.(a)	137,205	1,901,661
OmniVision Technologies Inc.(a)	13,293	162,640
ON Semiconductor Corp.(a)(b)	101,500	783,580
Pericom Semiconductor Corp.(a)(b)	5,697	43,354
Photronics Inc.(a)(b)	13,307	80,907
PLX Technology Inc.(a)(b)	10,122	29,050
PMC-Sierra Inc.(a)	53,446	294,487
Power Integrations Inc.	6,564	217,662
QLogic Corp.(a)	23,999	359,985
QUALCOMM Inc.	381,504	20,868,269
Rambus Inc.(a)	22,468	169,633
Richardson Electronics Ltd.	3,179	39,070
Rovi Corp.(a)	25,815	634,533
Rubicon Technology Inc.(a)	3,992	37,485
Rudolph Technologies Inc.(a)(b)	7,185	66,533
Semtech Corp.(a)(b)	14,932	370,612
Sigma Designs Inc.(a)(b)	7,218	43,308
Silicon Image Inc.(a)(b)	18,065	84,906
Silicon Laboratories Inc.(a)(b)	9,573	415,660
Skyworks Solutions Inc.(a)	43,347	703,088
Standard Microsystems Corp.(a)(b)	5,227	134,700
Supertex Inc.(a)(b)	2,362	44,595
Teradyne Inc.(a)	42,327	576,917
Tessera Technologies Inc.(a)	11,624	194,702
Texas Instruments Inc.	265,350	7,724,338
TriQuint Semiconductor Inc.(a)(b)	37,581	183,019
Ultra Clean Holdings Inc.(a)(b)	5,170	31,589
Ultratech Inc.(a)	5,723	140,614
Veeco Instruments Inc.(a)	9,338	194,230
Volterra Semiconductor Corp.(a)(b)	5,570	142,648
Xilinx Inc.	60,708	1,946,298

		103,864,995
SHIPBUILDING—0.01%
Huntington Ingalls Industries Inc.(a)	11,142	348,522

		348,522
SOFTWARE—3.67%
Accelrys Inc.(a)(b)	12,596	84,645
ACI Worldwide Inc.(a)(b)	7,700	220,528
Activision Blizzard Inc.	96,774	1,192,256
Actuate Corp.(a)(b)	8,730	51,158
Acxiom Corp.(a)(b)	18,640	227,594
Adobe Systems Inc.(a)	115,284	3,259,079
Advent Software Inc.(a)(b)	7,464	181,823
Akamai Technologies Inc.(a)	42,676	1,377,581
Allscripts Healthcare Solutions Inc.(a)	43,489	823,682
American Software Inc. Class A	5,162	48,781
ANSYS Inc.(a)	20,984	1,201,963
Ariba Inc.(a)	22,041	618,911
Aspen Technology Inc.(a)(b)	19,370	336,069

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

athenahealth Inc.(a)(b)	7,956	390,799
Autodesk Inc.(a)	52,528	1,593,174
Avid Technology Inc.(a)(b)	6,736	57,458
Blackbaud Inc.	10,209	282,789
BMC Software Inc.(a)	40,429	1,325,263
Bottomline Technologies Inc.(a)(b)	8,192	189,809
Broadridge Financial Solutions Inc.	28,168	635,188
CA Inc.	87,678	1,772,411
Callidus Software Inc.(a)(b)	6,815	43,752
Cerner Corp.(a)	32,492	1,990,135
Citrix Systems Inc.(a)	42,969	2,609,078
CommVault Systems Inc.(a)(b)	10,076	430,447
Computer Programs and Systems Inc.	2,516	128,593
Compuware Corp.(a)	49,899	415,160
Concur Technologies Inc.(a)(b)	10,212	518,667
Convio Inc.(a)(b)	2,745	30,360
Cornerstone OnDemand Inc.(a)(b)	2,592	47,278
CSG Systems International Inc.(a)(b)	7,861	115,635
Deltek Inc.(a)(b)	5,046	49,552
DemandTec Inc.(a)(b)	7,328	96,510
Digi International Inc.(a)(b)	5,765	64,337
Dun & Bradstreet Corp. (The)	11,282	844,232
DynaVox Inc.(a)(b)	2,122	7,724
Ebix Inc.(b)	6,560	144,976
Electronic Arts Inc.(a)	75,989	1,565,373
Ellie Mae Inc.(a)(b)	1,914	10,814
Envestnet Inc.(a)	4,349	52,014
EPIQ Systems Inc.	7,130	85,703
ePocrates Inc.(a)(b)	1,438	11,216
Fair Isaac Corp.	8,165	292,634
FalconStor Software Inc.(a)(b)	6,975	17,995
Fidelity National Information Services Inc.	59,965	1,594,469
Fiserv Inc.(a)	32,824	1,928,082
Geeknet Inc.(a)(b)	992	16,914
Glu Mobile Inc.(a)(b)	10,942	34,358
Guidance Software Inc.(a)(b)	3,166	20,516
Imperva Inc.(a)	1,254	43,652
inContact Inc.(a)(b)	6,971	30,882
Informatica Corp.(a)	24,182	893,041
InnerWorkings Inc.(a)(b)	5,863	54,584
Interactive Intelligence Group Inc.(a)(b)	3,243	74,330
Intuit Inc.	69,150	3,636,598
JDA Software Group Inc.(a)	9,696	314,053
ManTech International Corp. Class A(b)	5,383	168,165
MedAssets Inc.(a)(b)	10,839	100,261
Medidata Solutions Inc.(a)(b)	4,791	104,204
MedQuist Holdings Inc.(a)	7,684	73,920
Microsoft Corp.	1,695,709	44,020,606
MicroStrategy Inc. Class A(a)(b)	1,834	198,659
Monotype Imaging Holdings Inc.(a)(b)	8,117	126,544
MSCI Inc. Class A(a)	27,468	904,521
NetSuite Inc.(a)	6,224	252,383
Nuance Communications Inc.(a)(b)	54,455	1,370,088
Omnicell Inc.(a)(b)	7,532	124,429
OPNET Technologies Inc.	3,276	120,131
Oracle Corp.	877,690	22,512,748
Parametric Technology Corp.(a)	27,192	496,526
PDF Solutions Inc.(a)(b)	5,315	37,046
Pegasystems Inc.(b)	3,769	110,809
Progress Software Corp.(a)(b)	15,350	297,022
PROS Holdings Inc.(a)(b)	4,894	72,823
QAD Inc. Class A(a)(b)	1,480	15,540
QLIK Technologies Inc.(a)	16,071	388,918
Quality Systems Inc.	8,854	327,509
Quest Software Inc.(a)	12,990	241,614

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

RealPage Inc.(a)	6,891	174,136
Red Hat Inc.(a)	44,117	1,821,591
RightNow Technologies Inc.(a)(b)	5,666	242,108
Rosetta Stone Inc.(a)(b)	2,495	19,037
Salesforce.com Inc.(a)	30,597	3,104,372
Schawk Inc.	2,676	29,998
SciQuest Inc.(a)	2,797	39,913
SeaChange International Inc.(a)(b)	6,009	42,243
Smith Micro Software Inc.(a)	8,140	9,198
SolarWinds Inc.(a)(b)	13,047	364,664
Solera Holdings Inc.	16,157	719,633
SS&C Technologies Holdings Inc.(a)	5,738	103,628
SuccessFactors Inc.(a)	19,075	760,520
Synchronoss Technologies Inc.(a)(b)	6,013	181,653
SYNNEX Corp.(a)(b)	5,728	174,475
Take-Two Interactive Software Inc.(a)	16,747	226,922
Taleo Corp. Class A(a)(b)	9,388	363,222
Tangoe Inc.(a)(b)	2,331	35,897
THQ Inc.(a)(b)	15,463	11,752
Tyler Technologies Inc.(a)	6,806	204,929
Ultimate Software Group Inc. (The)(a)(b)	5,923	385,706
VeriFone Systems Inc.(a)	23,322	828,397
Verint Systems Inc.(a)(b)	4,822	132,798
VMware Inc. Class A(a)(b)	19,364	1,610,891

		117,736,774
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)(b)	8,359	145,865
Wesco Aircraft Holdings Inc.(a)(b)	4,776	66,816

		212,681
TELECOMMUNICATIONS—4.33%
8x8 Inc.(a)(b)	14,105	44,713
Acme Packet Inc.(a)(b)	12,233	378,122
ADTRAN Inc.	14,791	446,097
Alaska Communications Systems Group Inc.(b)	10,266	30,901
Amdocs Ltd.(a)	39,932	1,139,260
American Tower Corp. Class A	90,642	5,439,426
Anaren Inc.(a)(b)	3,435	57,090
Anixter International Inc.(a)	6,642	396,129
ARRIS Group Inc.(a)(b)	28,370	306,963
Aruba Networks Inc.(a)(b)	19,486	360,881
AT&T Inc.	1,353,216	40,921,252
Atlantic Tele-Network Inc.	2,119	82,747
Aviat Networks Inc.(a)(b)	13,774	25,206
Black Box Corp.	4,090	114,684
Calix Inc.(a)(b)	8,551	55,325
Cbeyond Inc.(a)(b)	6,339	50,775
CenturyLink Inc.	139,796	5,200,411
Ciena Corp.(a)(b)	21,777	263,502
Cincinnati Bell Inc.(a)(b)	45,163	136,844
Cisco Systems Inc.	1,256,843	22,723,721
Clearwire Corp. Class A(a)	40,919	79,383
Communications Systems Inc.	1,516	21,315
Comtech Telecommunications Corp.	4,660	133,369
Consolidated Communications Holdings Inc.	5,942	113,195
Corning Inc.	358,769	4,656,822
Crown Castle International Corp.(a)	66,378	2,973,734
Dialogic Inc.(a)(b)	3,508	4,210
DigitalGlobe Inc.(a)(b)	8,002	136,914
EchoStar Corp. Class A(a)	8,685	181,864
Extreme Networks Inc.(a)(b)	20,918	61,081
Fairpoint Communications Inc.(a)(b)	4,906	21,243

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Finisar Corp.(a)	20,516	343,540
Frontier Communications Corp.	227,501	1,171,630
General Communication Inc. Class A(a)(b)	9,418	92,202
GeoEye Inc.(a)	5,042	112,033
Globalstar Inc.(a)(b)	23,239	12,549
Globecomm Systems Inc.(a)(b)	5,097	69,727
Harmonic Inc.(a)(b)	26,079	131,438
Harris Corp.	27,110	977,044
Hickory Tech Corp.	3,047	33,761
IDT Corp. Class B	3,165	29,688
Infinera Corp.(a)(b)	24,079	151,216
InterDigital Inc.	10,343	450,645
IPG Photonics Corp.(a)	6,304	213,516
Iridium Communications Inc.(a)(b)	9,890	76,252
Ixia(a)(b)	8,770	92,173
JDS Uniphase Corp.(a)	51,959	542,452
Juniper Networks Inc.(a)	121,833	2,486,612
KVH Industries Inc.(a)(b)	3,382	26,312
Leap Wireless International Inc.(a)(b)	13,891	129,047
Level 3 Communications Inc.(a)	33,549	569,997
LogMeIn Inc.(a)	4,628	178,409
Loral Space & Communications Inc.(a)(b)	2,487	161,357
Lumos Networks Corp.(b)	3,404	52,217
Meru Networks Inc.(a)(b)	2,451	10,123
MetroPCS Communications Inc.(a)	63,383	550,164
Motorola Mobility Holdings Inc.(a)	59,599	2,312,441
Motorola Solutions Inc.	68,744	3,182,160
Motricity Inc.(a)	8,417	7,575
NeoPhotonics Corp.(a)	1,969	9,018
NETGEAR Inc.(a)(b)	8,409	282,290
NeuStar Inc. Class A(a)	16,686	570,161
Neutral Tandem Inc.(a)	7,154	76,476
NII Holdings Inc.(a)	38,912	828,826
Novatel Wireless Inc.(a)(b)	7,255	22,708
NTELOS Holdings Corp.	3,404	69,374
Numerex Corp. Class A(a)(b)	2,182	17,958
Oclaro Inc.(a)(b)	11,460	32,317
Oplink Communications Inc.(a)(b)	4,443	73,176
Opnext Inc.(a)(b)	9,915	8,009
ORBCOMM Inc.(a)	7,867	23,522
Plantronics Inc.	9,959	354,939
Polycom Inc.(a)	40,449	659,319
Powerwave Technologies Inc.(a)(b)	7,180	14,934
Preformed Line Products Co.	562	33,529
Premiere Global Services Inc.(a)(b)	11,877	100,598
Procera Networks Inc.(a)(b)	3,242	50,510
RF Micro Devices Inc.(a)(b)	63,143	340,972
RigNet Inc.(a)	1,340	22,432
SBA Communications Corp. Class A(a)(b)	25,910	1,113,094
Shenandoah Telecommunications Co.	5,395	56,540
ShoreTel Inc.(a)(b)	10,708	68,317
Sonus Networks Inc.(a)	47,934	115,042
Sprint Nextel Corp.(a)	683,809	1,600,113
SureWest Communications	3,202	38,520
Sycamore Networks Inc.(a)(b)	4,534	81,159
Symmetricom Inc.(a)(b)	9,822	52,941
Tekelec(a)(b)	13,993	152,943
TeleNav Inc.(a)(b)	3,735	29,170
Telephone and Data Systems Inc.	20,636	534,266
Tellabs Inc.	82,900	334,916
tw telecom inc.(a)(b)	34,403	666,730
Ubiquiti Networks Inc.(a)(b)	1,992	36,314
United States Cellular Corp.(a)(b)	3,297	143,848
UniTek Global Services Inc.(a)(b)	2,498	11,316
USA Mobility Inc.	5,026	69,711

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Verizon Communications Inc.	646,465	25,936,176
ViaSat Inc.(a)(b)	8,286	382,150
Virgin Media Inc.	68,565	1,465,920
Vonage Holdings Corp.(a)(b)	31,484	77,136
Westell Technologies Inc.(a)(b)	12,065	26,784
Windstream Corp.	130,342	1,530,215

		138,837,848
TEXTILES—0.06%
Cintas Corp.	25,782	897,472
G&K Services Inc. Class A	4,251	123,747
Mohawk Industries Inc.(a)	12,971	776,314
UniFirst Corp.	3,222	182,816

		1,980,349
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	26,358	840,556
JAKKS Pacific Inc.	6,178	87,171
LeapFrog Enterprises Inc.(a)(b)	9,418	52,647
Mattel Inc.	79,443	2,205,338

		3,185,712
TRANSPORTATION—1.79%
Air Transport Services Group Inc.(a)(b)	12,227	57,711
Alexander & Baldwin Inc.	9,514	388,361
Arkansas Best Corp.	5,784	111,458
Atlas Air Worldwide Holdings Inc.(a)(b)	6,029	231,694
Baltic Trading Ltd.	3,698	17,566
Bristow Group Inc.	8,312	393,906
C.H. Robinson Worldwide Inc.	37,842	2,640,615
CAI International Inc.(a)(b)	2,745	42,438
Celadon Group Inc.	4,552	53,759
Con-way Inc.	12,693	370,128
Covenant Transportation Group Class A(a)	1,896	5,631
CSX Corp.	252,004	5,307,204
DHT Maritime Inc.	14,645	10,837
Eagle Bulk Shipping Inc.(a)(b)	14,205	13,383
Echo Global Logistics Inc.(a)(b)	2,560	41,344
Excel Maritime Carriers Ltd.(a)(b)	10,386	15,060
Expeditors International of Washington Inc.	48,537	1,988,076
FedEx Corp.	72,131	6,023,660
Forward Air Corp.	6,689	214,382
Frontline Ltd.(b)	11,722	50,287
Genco Shipping & Trading Ltd.(a)(b)	6,720	45,427
Genesee & Wyoming Inc. Class A(a)(b)	9,052	548,370
Golar LNG Ltd.	9,128	405,740
GulfMark Offshore Inc. Class A(a)(b)	5,448	228,870
Heartland Express Inc.	11,456	163,706
Hub Group Inc. Class A(a)(b)	8,440	273,709
International Shipholding Corp.	1,224	22,877
J.B. Hunt Transport Services Inc.	20,888	941,422
Kansas City Southern Industries Inc.(a)	25,083	1,705,895
Kirby Corp.(a)	12,270	807,857
Knight Transportation Inc.	14,008	219,085
Knightsbridge Tankers Ltd.(b)	5,000	68,350
Landstar System Inc.	10,944	524,436
Marten Transport Ltd.	3,529	63,487
Nordic American Tankers Ltd.(b)	10,902	130,715
Norfolk Southern Corp.	80,715	5,880,895
Old Dominion Freight Line Inc.(a)(b)	10,852	439,832
Overseas Shipholding Group Inc.(b)	6,050	66,126
Pacer International Inc.(a)(b)	7,946	42,511

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

Patriot Transportation Holding Inc.(a)(b)	1,411	30,619
PHI Inc.(a)(b)	2,954	73,407
Quality Distribution Inc.(a)(b)	3,400	38,250
RailAmerica Inc.(a)(b)	4,859	72,351
Roadrunner Transportation Systems Inc.(a)(b)	2,056	29,051
Ryder System Inc.	11,730	623,332
Saia Inc.(a)	3,614	45,103
Scorpio Tankers Inc.(a)(b)	6,875	33,619
Ship Finance International Ltd.(b)	10,234	95,586
Swift Transportation Co.(a)(b)	17,977	148,130
Teekay Corp.	9,572	255,860
Teekay Tankers Ltd. Class A	9,649	33,964
Tidewater Inc.	11,840	583,712
Ultrapetrol (Bahamas) Ltd.(a)(b)	4,860	14,483
Union Pacific Corp.	112,096	11,875,450
United Parcel Service Inc. Class B	167,895	12,288,235
Universal Truckload Services Inc.(b)	1,236	22,433
UTi Worldwide Inc.	23,475	311,983
Werner Enterprises Inc.	9,974	240,373

		57,372,751
TRUCKING & LEASING—0.03%
AMERCO(b)	1,964	173,618
GATX Corp.	10,610	463,233
Greenbrier Companies Inc. (The)(a)(b)	4,528	109,940
TAL International Group Inc.(b)	4,994	143,777
Textainer Group Holdings Ltd.	2,587	75,333

		965,901
VENTURE CAPITAL—0.00%
Fidus Investment Corp.(b)	1,222	15,849
Harris & Harris Group Inc.(a)(b)	7,041	24,362
Hercules Technology Growth Capital Inc.	9,963	94,051

		134,262
WATER—0.09%
American States Water Co.	4,243	148,081
American Water Works Co. Inc.	40,080	1,276,949
Aqua America Inc.	31,677	698,478
Artesian Resources Corp. Class A(b)	1,674	31,521
California Water Service Group	9,484	173,178
Connecticut Water Service Inc.	1,946	52,795
Consolidated Water Co. Ltd.(b)	3,312	28,417
Middlesex Water Co.	3,541	66,075
Pennichuck Corp.(b)	1,059	30,531
PICO Holdings Inc.(a)(b)	5,159	106,172
SJW Corp.	3,210	75,884
York Water Co. (The)	2,882	50,839

		2,738,920

TOTAL COMMON STOCKS
(Cost: $3,491,255,652)		3,201,376,505

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2011

PREFERRED STOCKS—0.00%

RETAIL—0.00%
Orchard Supply Hardware Stores Corp. Series A(b)	395	1,484

		1,484

TOTAL PREFERRED STOCKS
(Cost: $3,496)		1,484

WARRANTS—0.00%

OIL & GAS—0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)(a)(b)	2,506	1

		1

TOTAL WARRANTS
(Cost: $0)		1

SHORT-TERM INVESTMENTS—3.72%

MONEY MARKET FUNDS—3.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(e)(f)	106,479,248	106,479,248
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(e)(f)	9,301,103	9,301,103
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(e)	3,420,878	3,420,878

		119,201,229

TOTAL SHORT-TERM INVESTMENTS
(Cost: $119,201,229)		119,201,229

TOTAL INVESTMENTS IN SECURITIES—103.47%
(Cost: $3,610,460,377)		3,320,579,219
Other Assets, Less Liabilities—(3.47)%		(111,250,987)

NET ASSETS—100.00%		$3,209,328,232

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING—0.22%
Interpublic Group of Companies Inc. (The)	8,614	$83,814
Lamar Advertising Co. Class A(a)	855	23,513
Marchex Inc. Class B	433	2,706
MDC Partners Inc.	1,229	16,616
Omnicom Group Inc.	13,923	620,688
Valuevision Media Inc. Class A(a)(b)	1,607	3,021

		750,358
AEROSPACE & DEFENSE—2.29%
AAR Corp.	491	9,412
AeroVironment Inc.(a)(b)	834	26,246
Alliant Techsystems Inc.	111	6,345
Astronics Corp.(a)	526	18,836
BE Aerospace Inc.(a)	4,553	176,247
Boeing Co. (The)	32,425	2,378,374
Cubic Corp.	340	14,821
GenCorp Inc.(a)	2,117	11,262
Goodrich Corp.	2,522	311,971
HEICO Corp.(b)	2,077	121,463
Kaman Corp.	715	19,534
LMI Aerospace Inc.(a)	232	4,072
Lockheed Martin Corp.	11,456	926,790
Moog Inc. Class A(a)	232	10,192
National Presto Industries Inc.(b)	239	22,370
Orbital Sciences Corp.(a)	1,207	17,538
Rockwell Collins Inc.	7,623	422,085
Spirit AeroSystems Holdings Inc. Class A(a)	1,186	24,645
Teledyne Technologies Inc.(a)(b)	502	27,535
TransDigm Group Inc.(a)	2,476	236,904
Triumph Group Inc.	235	13,736
United Technologies Corp.	42,871	3,133,441

		7,933,819
AGRICULTURE—2.57%
Alico Inc.	59	1,143
Altria Group Inc.	77,321	2,292,568
Bunge Ltd.	1,887	107,936
Limoneira Co.(b)	387	6,544
Philip Morris International Inc.	79,683	6,253,522
Reynolds American Inc.	5,063	209,709
Star Scientific Inc.(a)(b)	4,664	10,168
Tejon Ranch Co.(a)	701	17,161
Vector Group Ltd.	1,620	28,771

		8,927,522
AIRLINES—0.19%
Alaska Air Group Inc.(a)	101	7,584
Allegiant Travel Co.(a)	727	38,778
AMR Corp.(a)(b)	7,699	2,695
Copa Holdings SA Class A	1,261	73,983
Delta Air Lines Inc.(a)	25,185	203,747
Southwest Airlines Co.	6,851	58,645
United Continental Holdings Inc.(a)	13,973	263,670

		649,102

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

APPAREL—1.13%
Carter’s Inc.(a)(b)	2,126	84,636
Cherokee Inc.	379	4,423
Coach Inc.	14,539	887,460
Columbia Sportswear Co.	409	19,039
Crocs Inc.(a)	4,496	66,406
Deckers Outdoor Corp.(a)	1,917	144,868
Delta Apparel Inc.(a)	27	515
G-III Apparel Group Ltd.(a)(b)	820	20,426
Hanesbrands Inc.(a)	4,817	105,300
Maidenform Brands Inc.(a)	1,152	21,082
Nike Inc. Class B	17,677	1,703,532
Oxford Industries Inc.	636	28,696
Perry Ellis International Inc.(a)	30	427
R.G. Barry Corp.	38	459
Ralph Lauren Corp.	3,110	429,429
Steven Madden Ltd.(a)	1,899	65,515
True Religion Apparel Inc.(a)	1,270	43,917
Under Armour Inc. Class A(a)	1,806	129,653
Warnaco Group Inc. (The)(a)	1,705	85,318
Wolverine World Wide Inc.	2,444	87,104

		3,928,205
AUTO MANUFACTURERS—0.57%
Ford Motor Co.(a)	103,504	1,113,703
Navistar International Corp.(a)	1,929	73,070
PACCAR Inc.	18,099	678,170
Tesla Motors Inc.(a)(b)	2,671	76,284
Wabash National Corp.(a)	3,367	26,397

		1,967,624
AUTO PARTS & EQUIPMENT—0.37%
Accuride Corp.(a)	198	1,410
American Axle & Manufacturing Holdings Inc.(a)	704	6,963
Amerigon Inc.(a)(b)	1,089	15,529
BorgWarner Inc.(a)	5,435	346,427
Commercial Vehicle Group Inc.(a)	1,417	12,810
Cooper Tire & Rubber Co.	3,054	42,786
Dana Holding Corp.(a)(b)	6,770	82,255
Dorman Products Inc.(a)	535	19,758
Douglas Dynamics Inc.	493	7,208
Exide Technologies Inc.(a)	967	2,543
Goodyear Tire & Rubber Co. (The)(a)	12,107	171,556
Johnson Controls Inc.	8,505	265,866
Meritor Inc.(a)	3,172	16,875
Tenneco Inc.(a)(b)	3,025	90,084
Titan International Inc.(b)	2,067	40,224
Tower International Inc.(a)	321	3,447
Visteon Corp.(a)	139	6,942
WABCO Holdings Inc.(a)	3,352	145,477

		1,278,160
BANKS—0.21%
Arrow Financial Corp.	25	586
Bank of the Ozarks Inc.	194	5,748
Bridge Bancorp Inc.	90	1,791

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

Bryn Mawr Bank Corp.	146	2,846
Cass Information Systems Inc.	447	16,266
Enterprise Financial Services Corp.	109	1,613
First Financial Bankshares Inc.	699	23,368
Hampton Roads Bankshares Inc.(a)(b)	480	1,315
S.Y. Bancorp Inc.	87	1,786
Signature Bank(a)	2,298	137,857
SVB Financial Group(a)	466	22,224
Taylor Capital Group Inc.(a)(b)	170	1,652
TrustCo Bank Corp. NY	190	1,066
Walker & Dunlop Inc.(a)	531	6,669
Wells Fargo & Co.	17,055	470,036
Westamerica Bancorp	645	28,316

		723,139
BEVERAGES—3.99%
Boston Beer Co. Inc. (The) Class A(a)(b)	407	44,184
Brown-Forman Corp. Class B NVS	4,323	348,045
Coca-Cola Bottling Co. Consolidated	232	13,584
Coca-Cola Co. (The)	97,810	6,843,766
Coca-Cola Enterprises Inc.	12,350	318,383
Craft Brewers Alliance Inc.(a)	170	1,023
Dr Pepper Snapple Group Inc.	10,967	432,977
Farmer Bros. Co.	18	137
Green Mountain Coffee Roasters Inc.(a)	6,089	273,092
Monster Beverage Corp.(a)	3,471	319,818
National Beverage Corp.(a)	552	8,871
Peet’s Coffee & Tea Inc.(a)	628	39,363
PepsiCo Inc.	78,255	5,192,219
Primo Water Corp.(a)	529	1,608

		13,837,070
BIOTECHNOLOGY—2.11%
Acorda Therapeutics Inc.(a)	1,938	46,202
Aegerion Pharmaceuticals Inc.(a)(b)	479	8,018
Affymax Inc.(a)	846	5,592
Alexion Pharmaceuticals Inc.(a)	9,105	651,007
Alnylam Pharmaceuticals Inc.(a)(b)	1,804	14,703
AMAG Pharmaceuticals Inc.(a)	115	2,175
Amylin Pharmaceuticals Inc.(a)(b)	6,442	73,310
Arena Pharmaceuticals Inc.(a)(b)	547	1,023
ARIAD Pharmaceuticals Inc.(a)	6,499	79,613
ArQule Inc.(a)	2,625	14,805
Astex Pharmaceuticals Inc.(a)	282	533
BioCryst Pharmaceuticals Inc.(a)	1,423	3,515
Biogen Idec Inc.(a)	11,963	1,316,528
BioSante Pharmaceuticals Inc.(a)(b)	5,399	2,711
Biotime Inc.(a)(b)	1,211	7,036
Celgene Corp.(a)	22,915	1,549,054
Cell Therapeutics Inc.(a)	8,317	9,648
Celldex Therapeutics Inc.(a)	311	809
Charles River Laboratories International Inc.(a)	2,542	69,473
Chelsea Therapeutics International Ltd.(a)(b)	2,584	13,256
Cleveland Biolabs Inc.(a)(b)	1,630	4,662
Complete Genomics Inc.(a)(b)	485	1,421
Cubist Pharmaceuticals Inc.(a)	2,986	118,305
Curis Inc.(a)(b)	2,653	12,416
Dendreon Corp.(a)(b)	7,169	54,484
Dynavax Technologies Corp.(a)(b)	7,646	25,385
Emergent BioSolutions Inc.(a)	1,196	20,141
Enzo Biochem Inc.(a)	152	340

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

Enzon Pharmaceuticals Inc.(a)(b)	114	764
Exact Sciences Corp.(a)(b)	1,962	15,931
Exelixis Inc.(a)	6,285	29,759
Geron Corp.(a)	1,411	2,088
Gilead Sciences Inc.(a)	38,969	1,595,001
GTx Inc.(a)(b)	1,348	4,529
Halozyme Therapeutics Inc.(a)(b)	4,010	38,135
Harvard Bioscience Inc.(a)	85	329
Human Genome Sciences Inc.(a)(b)	9,321	68,882
Illumina Inc.(a)	6,089	185,593
ImmunoGen Inc.(a)	2,644	30,618
Immunomedics Inc.(a)(b)	3,172	10,563
Incyte Corp.(a)(b)	4,355	65,369
Inhibitex Inc.(a)	2,290	25,053
InterMune Inc.(a)	1,231	15,511
Lexicon Pharmaceuticals Inc.(a)	2,952	3,808
Life Technologies Corp.(a)	763	29,688
Ligand Pharmaceuticals Inc. Class B(a)	969	11,502
Medicines Co. (The)(a)	1,505	28,053
Micromet Inc.(a)(b)	2,297	16,515
Momenta Pharmaceuticals Inc.(a)(b)	2,263	39,354
Myriad Genetics Inc.(a)	4,221	88,388
NewLink Genetics Corp.(a)(b)	273	1,922
Novavax Inc.(a)(b)	3,234	4,075
NPS Pharmaceuticals Inc.(a)(b)	4,229	27,869
Nymox Pharmaceutical Corp.(a)(b)	778	6,395
OncoGenex Pharmaceutical Inc.(a)(b)	476	5,588
Oncothyreon Inc.(a)(b)	1,460	11,067
Pacific Biosciences of California Inc.(a)	379	1,061
PDL BioPharma Inc.	5,671	35,160
Peregrine Pharmaceuticals Inc.(a)(b)	3,339	3,439
PharmAthene Inc.(a)(b)	1,753	2,226
Regeneron Pharmaceuticals Inc.(a)(b)	3,620	200,657
RTI Biologics Inc.(a)	151	670
Sangamo BioSciences Inc.(a)	2,584	7,339
Seattle Genetics Inc.(a)(b)	4,747	79,346
Sequenom Inc.(a)(b)	3,383	15,054
Spectrum Pharmaceuticals Inc.(a)(b)	2,856	41,783
Sunesis Pharmaceuticals Inc.(a)	1,307	1,529
Transcept Pharmaceuticals Inc.(a)(b)	190	1,488
Trius Therapeutics Inc.(a)(b)	312	2,231
United Therapeutics Corp.(a)(b)	2,586	122,188
Vertex Pharmaceuticals Inc.(a)	9,017	299,455
Vical Inc.(a)	3,137	13,834
ZIOPHARM Oncology Inc.(a)(b)	2,879	12,696

		7,308,670
BUILDING MATERIALS—0.14%
AAON Inc.(b)	921	18,871
Armstrong World Industries Inc.(a)	105	4,606
Broadwind Energy Inc.(a)	1,525	1,037
Drew Industries Inc.(a)	343	8,414
Eagle Materials Inc.	1,771	45,444
Interline Brands Inc.(a)	141	2,196
Lennox International Inc.	2,624	88,560
Martin Marietta Materials Inc.	1,051	79,256
Masco Corp.	17,751	186,031
Trex Co. Inc.(a)	763	17,480
USG Corp.(a)(b)	2,489	25,288

		477,183

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

CHEMICALS—3.60%
A. Schulman Inc.	85	1,800
Air Products and Chemicals Inc.	10,492	893,813
Airgas Inc.	3,882	303,107
Albemarle Corp.	4,539	233,804
American Vanguard Corp.	176	2,348
Balchem Corp.	1,421	57,607
Celanese Corp. Series A	7,741	342,694
CF Industries Holdings Inc.	2,700	391,446
Chemtura Corp.(a)	2,908	32,977
Codexis Inc.(a)	1,205	6,386
E.I. du Pont de Nemours and Co.	45,983	2,105,102
Eastman Chemical Co.	7,031	274,631
Ecolab Inc.	14,855	858,768
FMC Corp.	3,546	305,098
H.B. Fuller Co.	161	3,721
Hawkins Inc.	428	15,776
Huntsman Corp.	1,852	18,520
Innophos Holdings Inc.	1,065	51,716
Innospec Inc.(a)(b)	1,040	29,193
International Flavors & Fragrances Inc.	3,979	208,579
Intrepid Potash Inc.(a)	2,584	58,476
KMG Chemicals Inc.	309	5,336
Kraton Performance Polymers Inc.(a)	1,366	27,730
Kronos Worldwide Inc.	1,069	19,285
LyondellBasell Industries NV Class A	1,046	33,985
Monsanto Co.	26,540	1,859,658
Mosaic Co. (The)	13,645	688,117
NewMarket Corp.	443	87,763
Oil-Dri Corp. of America	42	850
Olin Corp.	2,361	46,394
OMNOVA Solutions Inc.(a)(b)	2,222	10,243
PolyOne Corp.	3,331	38,473
PPG Industries Inc.	7,830	653,727
Praxair Inc.	15,022	1,605,852
Quaker Chemical Corp.	474	18,434
Rockwood Holdings Inc.(a)	3,223	126,890
Sherwin-Williams Co. (The)	4,452	397,430
Sigma-Aldrich Corp.	6,029	376,571
Solutia Inc.(a)	6,023	104,077
TPC Group Inc.(a)	422	9,845
Valspar Corp. (The)	598	23,304
W.R. Grace & Co.(a)	3,284	150,801
Westlake Chemical Corp.	203	8,169
Zep Inc.	1,076	15,042

		12,503,538
COAL—0.36%
Alpha Natural Resources Inc.(a)	6,309	128,893
Arch Coal Inc.	1,078	15,642
Cloud Peak Energy Inc.(a)	616	11,901
CONSOL Energy Inc.	11,225	411,958
Hallador Energy Co.	199	1,976
Patriot Coal Corp.(a)(b)	4,201	35,582
Peabody Energy Corp.	13,409	443,972
SunCoke Energy Inc.(a)	311	3,483
Walter Energy Inc.	3,081	186,585
Westmoreland Coal Co.(a)	133	1,696

		1,241,688

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

COMMERCIAL SERVICES—3.06%
Aaron’s Inc.	2,752	73,423
ABM Industries Inc.	722	14,888
Acacia Research Corp.(a)	2,110	77,036
Accretive Health Inc.(a)(b)	1,963	45,110
Advance America Cash Advance Centers Inc.	315	2,819
Advisory Board Co. (The)(a)(b)	777	57,661
Alliance Data Systems Corp.(a)(b)	2,522	261,884
American Public Education Inc.(a)(b)	883	38,216
American Reprographics Co.(a)	264	1,212
AMN Healthcare Services Inc.(a)	885	3,921
Apollo Group Inc. Class A(a)	5,528	297,793
Arbitron Inc.	1,333	45,869
Automatic Data Processing Inc.	24,741	1,336,261
AVEO Pharmaceuticals Inc.(a)	1,517	26,092
Avis Budget Group Inc.(a)	5,159	55,304
Booz Allen Hamilton Holding Corp.(a)	555	9,574
Bridgepoint Education Inc.(a)(b)	878	20,194
Capella Education Co.(a)	731	26,353
Cardtronics Inc.(a)	2,113	57,178
CDI Corp.	90	1,243
Cenveo Inc.(a)	1,439	4,893
Chemed Corp.	997	51,056
Consolidated Graphics Inc.(a)	412	19,891
Corporate Executive Board Co. (The)	1,702	64,846
CorVel Corp.(a)	304	15,720
CoStar Group Inc.(a)	1,261	84,147
CRA International Inc.(a)	94	1,865
Deluxe Corp.	2,525	57,469
DeVry Inc.	2,794	107,457
DFC Global Corp.(a)(b)	2,143	38,703
Dollar Thrifty Automotive Group Inc.(a)(b)	1,447	101,666
Electro Rent Corp.	385	6,603
Equifax Inc.	319	12,358
Essex Rental Corp.(a)	110	324
ExamWorks Group Inc.(a)	1,329	12,599
ExlService Holdings Inc.(a)	791	17,695
FleetCor Technologies Inc.(a)	728	21,745
Forrester Research Inc.(a)	724	24,573
Gartner Inc.(a)	4,827	167,835
Genpact Ltd.(a)	4,810	71,909
Global Payments Inc.	3,970	188,099
Grand Canyon Education Inc.(a)(b)	1,412	22,536
Green Dot Corp. Class A(a)(b)	1,083	33,811
H&E Equipment Services Inc.(a)	644	8,642
H&R Block Inc.	8,934	145,892
Hackett Group Inc. (The)(a)(b)	974	3,643
Healthcare Services Group Inc.	3,256	57,599
Heartland Payment Systems Inc.	1,895	46,162
Heidrick & Struggles International Inc.	85	1,831
Hertz Global Holdings Inc.(a)	12,156	142,468
HMS Holdings Corp.(a)(b)	4,217	134,860
Huron Consulting Group Inc.(a)(b)	1,026	39,747
ICF International Inc.(a)	338	8,376
Insperity Inc.	1,129	28,620
Intersections Inc.	451	5,002
Iron Mountain Inc.	8,242	253,854
ITT Educational Services Inc.(a)(b)	1,319	75,038
K12 Inc.(a)(b)	1,288	23,107
KAR Auction Services Inc.(a)	281	3,793
Kenexa Corp.(a)	1,293	34,523
Kforce Inc.(a)(b)	1,328	16,374

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

Korn/Ferry International(a)	130	2,218
Landauer Inc.	462	23,793
Lender Processing Services Inc.	4,342	65,434
MasterCard Inc. Class A	5,310	1,979,674
Matthews International Corp. Class A	560	17,601
MAXIMUS Inc.	1,709	70,667
McGrath RentCorp	499	14,466
Medifast Inc.(a)(b)	680	9,330
MoneyGram International Inc.(a)	418	7,419
Monro Muffler Brake Inc.	1,497	58,069
Moody’s Corp.	9,889	333,061
Morningstar Inc.	1,197	71,162
Multi-Color Corp.	30	772
National American University Holdings Inc.	436	3,305
National Research Corp.	93	3,609
Odyssey Marine Exploration Inc.(a)(b)	873	2,392
On Assignment Inc.(a)	201	2,247
PAREXEL International Corp.(a)(b)	2,620	54,339
Paychex Inc.	14,724	443,340
Pendrell Corp.(a)	4,717	12,076
PRGX Global Inc.(a)(b)	967	5,754
Providence Service Corp. (The)(a)	128	1,761
Quad Graphics Inc.	114	1,635
Robert Half International Inc.	7,271	206,933
Rollins Inc.	3,127	69,482
RPX Corp.(a)	468	5,920
SAIC Inc.(a)	4,565	56,104
SEI Investments Co.	7,256	125,892
ServiceSource International Inc.(a)	488	7,657
Sotheby’s	3,363	95,946
Standard Parking Corp.(a)(b)	775	13,849
Steiner Leisure Ltd.(a)	738	33,498
Strayer Education Inc.(b)	601	58,411
Swisher Hygiene Inc.(a)	4,156	15,543
Team Health Holdings Inc.(a)(b)	1,311	28,934
Team Inc.(a)	967	28,768
TeleTech Holdings Inc.(a)	1,261	20,428
TMS International Corp.(a)	259	2,559
TNS Inc.(a)	1,236	21,902
Towers Watson & Co. Class A	581	34,819
Transcend Services Inc.(a)(b)	433	10,275
TrueBlue Inc.(a)(b)	1,304	18,100
United Rentals Inc.(a)	905	26,743
Universal Technical Institute Inc.(a)	1,048	13,393
Valassis Communications Inc.(a)	2,240	43,075
Verisk Analytics Inc. Class A(a)	4,975	199,647
Viad Corp.	134	2,342
Visa Inc. Class A	8,365	849,298
VistaPrint NV(a)(b)	1,971	60,313
Weight Watchers International Inc.	1,451	79,819
Western Union Co.	31,313	571,775
Wright Express Corp.(a)(b)	1,928	104,652
Zillow Inc.(a)(b)	42	944
Zipcar Inc.(a)(b)	395	5,301

		10,605,808
COMPUTERS—10.99%
3D Systems Corp.(a)(b)	2,060	29,664
Accenture PLC Class A	31,965	1,701,497
Apple Inc.(a)	45,782	18,541,710
CACI International Inc. Class A(a)	107	5,983
Cadence Design Systems Inc.(a)	13,367	139,017

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

Carbonite Inc.(a)(b)	265	2,942
Cognizant Technology Solutions Corp. Class A(a)	15,064	968,766
Computer Task Group Inc.(a)(b)	526	7,406
Dell Inc.(a)	59,728	873,821
Digimarc Corp.(a)(b)	307	7,334
Dot Hill Systems Corp.(a)	631	839
DST Systems Inc.	256	11,653
Echelon Corp.(a)(b)	1,728	8,415
Electronics For Imaging Inc.(a)	160	2,280
EMC Corp.(a)	101,874	2,194,366
Fortinet Inc.(a)(b)	5,963	130,053
Fusion-io Inc.(a)(b)	434	10,503
iGATE Corp.(a)	1,518	23,878
IHS Inc. Class A(a)	2,455	211,523
Immersion Corp.(a)	1,285	6,656
International Business Machines Corp.	59,964	11,026,180
j2 Global Inc.	2,257	63,512
Jack Henry & Associates Inc.	4,290	144,187
LivePerson Inc.(a)	2,592	32,530
Magma Design Automation Inc.(a)(b)	3,279	23,543
Manhattan Associates Inc.(a)(b)	1,028	41,613
Maxwell Technologies Inc.(a)(b)	1,408	22,866
Mentor Graphics Corp.(a)	2,099	28,462
MICROS Systems Inc.(a)(b)	4,015	187,019
MTS Systems Corp.	764	31,133
NCI Inc. Class A(a)	54	629
NCR Corp.(a)	6,216	102,315
NetApp Inc.(a)	18,217	660,731
NetScout Systems Inc.(a)	1,849	32,542
OCZ Technology Group Inc.(a)(b)	2,524	16,684
RealD Inc.(a)	2,097	16,650
Riverbed Technology Inc.(a)	7,596	178,506
Silicon Graphics International Corp.(a)(b)	1,520	17,419
STEC Inc.(a)(b)	1,851	15,900
Stratasys Inc.(a)(b)	1,038	31,566
Super Micro Computer Inc.(a)	1,320	20,698
Sykes Enterprises Inc.(a)	232	3,633
Synaptics Inc.(a)(b)	1,589	47,908
Synopsys Inc.(a)	494	13,437
Syntel Inc.	756	35,358
Teradata Corp.(a)	8,347	404,913
Unisys Corp.(a)	880	17,345
Virtusa Corp.(a)(b)	743	10,759
Wave Systems Corp. Class A(a)(b)	4,074	8,841

		38,115,185
COSMETICS & PERSONAL CARE—1.06%
Avon Products Inc.	21,344	372,880
Colgate-Palmolive Co.	21,837	2,017,521
Elizabeth Arden Inc.(a)	980	36,299
Estee Lauder Companies Inc. (The) Class A	5,588	627,644
Inter Parfums Inc.	788	12,261
Procter & Gamble Co. (The)	9,262	617,868

		3,684,473
DISTRIBUTION & WHOLESALE—0.64%
Arrow Electronics Inc.(a)	820	30,676
Beacon Roofing Supply Inc.(a)	2,256	45,639
Brightpoint Inc.(a)	1,462	15,731
Core-Mark Holding Co. Inc.	85	3,366
Fastenal Co.(b)	14,601	636,750

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

Fossil Inc.(a)	2,604	206,653
Genuine Parts Co.	2,145	131,274
Houston Wire & Cable Co.	873	12,065
LKQ Corp.(a)	7,229	217,448
MWI Veterinary Supply Inc.(a)(b)	615	40,861
Owens & Minor Inc.	2,551	70,892
Pool Corp.	2,368	71,277
Rentrak Corp.(a)(b)	455	6,497
ScanSource Inc.(a)	191	6,876
Titan Machinery Inc.(a)(b)	247	5,367
United Stationers Inc.	1,380	44,933
W.W. Grainger Inc.	2,819	527,689
Watsco Inc.	1,385	90,939
WESCO International Inc.(a)	1,001	53,063

		2,217,996
DIVERSIFIED FINANCIAL SERVICES—1.72%
Affiliated Managers Group Inc.(a)	1,852	177,699
Aircastle Ltd.	288	3,663
American Express Co.	31,474	1,484,629
Apollo Residential Mortgage Inc.	342	5,219
Artio Global Investors Inc. Class A	1,420	6,930
BGC Partners Inc. Class A	3,713	22,055
BlackRock Inc.(c)	2,098	373,948
CBOE Holdings Inc.	2,594	67,081
Charles Schwab Corp. (The)	51,871	584,067
Cohen & Steers Inc.(b)	725	20,952
Credit Acceptance Corp.(a)(b)	326	26,823
Diamond Hill Investment Group Inc.(b)	127	9,395
Discover Financial Services	2,654	63,696
Duff & Phelps Corp. Class A(b)	1,491	21,619
Eaton Vance Corp.	5,891	139,263
Encore Capital Group Inc.(a)	789	16,774
Epoch Holding Corp.	726	16,139
Evercore Partners Inc. Class A	1,022	27,206
Federated Investors Inc. Class B	3,613	54,737
Financial Engines Inc.(a)(b)	1,884	42,070
Franklin Resources Inc.	7,176	689,327
GAMCO Investors Inc. Class A	206	8,959
Greenhill & Co. Inc.	1,459	53,064
Higher One Holdings Inc.(a)(b)	1,502	27,697
Imperial Holdings Inc.(a)	735	1,382
IntercontinentalExchange Inc.(a)	3,643	439,164
Ladenburg Thalmann Financial Services Inc.(a)(b)	5,234	12,980
Lazard Ltd. Class A	5,522	144,179
LPL Investment Holdings Inc.(a)	1,422	43,428
Manning & Napier Inc.(a)	149	1,861
MarketAxess Holdings Inc.	1,414	42,576
NASDAQ OMX Group Inc. (The)(a)	741	18,162
Netspend Holdings Inc.(a)(b)	1,264	10,251
NYSE Euronext Inc.	4,029	105,157
Portfolio Recovery Associates Inc.(a)(b)	843	56,919
Pzena Investment Management Inc. Class A	429	1,858
Stifel Financial Corp.(a)	1,050	33,652
T. Rowe Price Group Inc.	12,866	732,719
TD Ameritrade Holding Corp.	10,859	169,943
Teton Advisors Inc. Class B	3	60
Virtus Investment Partners Inc.(a)	254	19,307
Waddell & Reed Financial Inc. Class A	4,300	106,511
Westwood Holdings Group Inc.	306	11,184
World Acceptance Corp.(a)(b)	744	54,684

		5,948,989

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

ELECTRIC—0.07%
Ameresco Inc. Class A(a)	869	11,923
Atlantic Power Corp.(a)	437	6,249
EnerNOC Inc.(a)	349	3,794
Genie Energy Ltd. Class B	625	4,956
ITC Holdings Corp.	2,522	191,369
National Fuel Gas Co.	593	32,959
Otter Tail Corp.	98	2,158

		253,408
ELECTRICAL COMPONENTS & EQUIPMENT—0.72%
A123 Systems Inc.(a)(b)	774	1,246
Active Power Inc.(a)(b)	3,934	2,596
Acuity Brands Inc.	2,143	113,579
AMETEK Inc.	7,955	334,906
Belden Inc.	2,001	66,593
Capstone Turbine Corp.(a)(b)	12,087	14,021
Coleman Cable Inc.(a)(b)	413	3,593
Emerson Electric Co.	37,216	1,733,893
EnerSys Inc.(a)	724	18,802
Generac Holdings Inc.(a)	451	12,642
General Cable Corp.(a)	1,330	33,263
GrafTech International Ltd.(a)	332	4,532
Graham Corp.	481	10,794
Insteel Industries Inc.	44	484
Littelfuse Inc.	985	42,335
Power-One Inc.(a)	3,136	12,262
PowerSecure International Inc.(a)	141	698
SatCon Technology Corp.(a)(b)	4,090	2,454
Universal Display Corp.(a)(b)	1,893	69,454
Valence Technology Inc.(a)(b)	1,576	1,545
Vicor Corp.	967	7,697

		2,487,389
ELECTRONICS—1.53%
Agilent Technologies Inc.(a)	17,234	601,984
American Science and Engineering Inc.	446	30,377
Amphenol Corp. Class A	8,209	372,607
Analogic Corp.	456	26,138
Badger Meter Inc.	615	18,099
Brady Corp. Class A	196	6,188
Coherent Inc.(a)	846	44,220
Cymer Inc.(a)	379	18,859
Daktronics Inc.	318	3,043
DDi Corp.	267	2,491
Electro Scientific Industries Inc.(a)	105	1,520
ESCO Technologies Inc.	335	9,641
FARO Technologies Inc.(a)(b)	820	37,720
FEI Co.(a)(b)	1,760	71,773
FLIR Systems Inc.	7,917	198,479
Fluidigm Corp.(a)(b)	316	4,159
Garmin Ltd.	379	15,088
Gentex Corp.	7,073	209,290
Honeywell International Inc.	38,966	2,117,802
II-VI Inc.(a)	2,540	46,634
InvenSense Inc.(a)	244	2,430
Jabil Circuit Inc.	7,898	155,275
Kemet Corp.(a)	113	797
LeCroy Corp.(a)(b)	820	6,896
Measurement Specialties Inc.(a)	735	20,551

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

Mettler-Toledo International Inc.(a)(b)	1,592	235,154
Microvision Inc.(a)	5,164	1,860
Multi-Fineline Electronix Inc.(a)	85	1,747
National Instruments Corp.	4,529	117,528
Newport Corp.(a)	567	7,717
NVE Corp.(a)(b)	238	13,216
OSI Systems Inc.(a)	722	35,219
Plexus Corp.(a)(b)	1,599	43,781
Pulse Electronics Corp.	2,045	5,726
Rofin-Sinar Technologies Inc.(a)(b)	673	15,378
Rogers Corp.(a)	269	9,915
SRS Labs Inc.(a)	582	3,346
Stoneridge Inc.(a)(b)	1,301	10,967
Taser International Inc.(a)(b)	2,694	13,793
Thomas & Betts Corp.(a)	622	33,961
Trimble Navigation Ltd.(a)	6,073	263,568
TTM Technologies Inc.(a)	604	6,620
Viasystems Group Inc.(a)	12	203
Waters Corp.(a)	4,534	335,743
Watts Water Technologies Inc. Class A	134	4,584
Woodward Inc.	3,063	125,369
Zagg Inc.(a)(b)	1,083	7,657
Zygo Corp.(a)	129	2,277

		5,317,390
ENERGY - ALTERNATE SOURCES—0.02%
Amyris Inc.(a)(b)	868	10,017
Clean Energy Fuels Corp.(a)(b)	2,439	30,390
FuelCell Energy Inc.(a)(b)	6,112	5,330
FutureFuel Corp.	327	4,061
Gevo Inc.(a)	292	1,837
KiOR Inc. Class A(a)(b)	298	3,033
Solazyme Inc.(a)	412	4,903
Syntroleum Corp.(a)(b)	4,651	4,465

		64,036
ENGINEERING & CONSTRUCTION—0.24%
AECOM Technology Corp.(a)	2,626	54,017
Argan Inc.	85	1,293
Chicago Bridge & Iron Co. NV	2,886	109,091
Dycom Industries Inc.(a)	289	6,046
Exponent Inc.(a)	647	29,743
Fluor Corp.	8,634	433,858
KBR Inc.	482	13,433
MasTec Inc.(a)(b)	2,784	48,358
McDermott International Inc.(a)	10,197	117,367
Mistras Group Inc.(a)	724	18,455
MYR Group Inc.(a)(b)	927	17,743

		849,404
ENTERTAINMENT—0.19%
Bally Technologies Inc.(a)	1,974	78,091
Churchill Downs Inc.	163	8,497
Cinemark Holdings Inc.	4,145	76,641
Dolby Laboratories Inc. Class A(a)	2,660	81,157
International Game Technology	7,668	131,890
Lions Gate Entertainment Corp.(a)	2,245	18,678
Marriott Vacations Worldwide Corp.(a)	1,285	22,051
National CineMedia Inc.	2,706	33,554
Pinnacle Entertainment Inc.(a)	176	1,788

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

Regal Entertainment Group Class A	1,322	15,785
Scientific Games Corp. Class A(a)	1,497	14,521
Shuffle Master Inc.(a)	2,151	25,210
Six Flags Entertainment Corp.	2,051	84,583
Vail Resorts Inc.	1,408	59,643

		652,089
ENVIRONMENTAL CONTROL—0.26%
Calgon Carbon Corp.(a)	2,209	34,703
Casella Waste Systems Inc. Class A(a)(b)	1,077	6,893
Clean Harbors Inc.(a)(b)	2,333	148,682
Covanta Holding Corp.	384	5,257
Darling International Inc.(a)	5,758	76,524
EnergySolutions Inc.(a)	856	2,645
Fuel Tech Inc.(a)	851	5,600
Heckmann Corp.(a)(b)	2,481	16,499
Heritage-Crystal Clean Inc.(a)(b)	236	3,908
Met-Pro Corp.	46	416
Metalico Inc.(a)	1,142	3,757
Mine Safety Appliances Co.	1,334	44,182
Rentech Inc.(a)	9,537	12,493
Stericycle Inc.(a)	4,247	330,926
Tetra Tech Inc.(a)	620	13,386
TRC Companies Inc.(a)	872	5,241
US Ecology Inc.	852	16,001
Waste Connections Inc.	4,946	163,910
WCA Waste Corp.(a)	54	351

		891,374
FOOD—1.77%
Arden Group Inc. Class A	30	2,700
B&G Foods Inc. Class A	1,348	32,446
Cal-Maine Foods Inc.	39	1,426
Calavo Growers Inc.	582	14,946
Campbell Soup Co.	6,651	221,079
Chefs’ Warehouse Inc. (The)(a)	289	5,162
ConAgra Foods Inc.	2,535	66,924
Corn Products International Inc.	3,067	161,294
Diamond Foods Inc.(b)	1,079	34,819
Dole Food Co. Inc.(a)(b)	328	2,837
Flowers Foods Inc.	5,580	105,908
Fresh Market Inc. (The)(a)(b)	1,379	55,022
General Mills Inc.	23,836	963,213
H.J. Heinz Co.	9,308	503,004
Hain Celestial Group Inc.(a)	433	15,874
Hershey Co. (The)	5,625	347,513
Hormel Foods Corp.	3,640	106,616
J&J Snack Foods Corp.	704	37,509
Kellogg Co.	11,395	576,245
Kroger Co. (The)	21,203	513,537
Lancaster Colony Corp.	918	63,654
Lifeway Foods Inc.(a)(b)	232	2,236
McCormick & Co. Inc. NVS	4,488	226,285
Ruddick Corp.	1,305	55,645
Sara Lee Corp.	24,054	455,102
Senomyx Inc.(a)(b)	1,943	6,762
Smart Balance Inc.(a)	1,330	7,129
Sysco Corp.	28,895	847,490
Tootsie Roll Industries Inc.	1,075	25,445
TreeHouse Foods Inc.(a)	1,028	67,211
United Natural Foods Inc.(a)	2,416	96,664
Whole Foods Market Inc.	7,657	532,774

		6,154,471

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

FOREST PRODUCTS & PAPER—0.05%
Deltic Timber Corp.	534	32,248
International Paper Co.	4,608	136,397
Neenah Paper Inc.	379	8,459
Xerium Technologies Inc.(a)	544	3,558

		180,662
GAS—0.00%
South Jersey Industries Inc.	261	14,827

		14,827
HAND & MACHINE TOOLS—0.05%
Franklin Electric Co. Inc.	1,067	46,478
Kennametal Inc.	469	17,128
Lincoln Electric Holdings Inc.	2,549	99,717
Snap-on Inc.	526	26,626

		189,949
HEALTH CARE - PRODUCTS—3.12%
Abaxis Inc.(a)	1,114	30,824
ABIOMED Inc.(a)	1,560	28,813
Accuray Inc.(a)(b)	2,956	12,504
Arthrocare Corp.(a)(b)	1,341	42,483
AtriCure Inc.(a)	693	7,692
Atrion Corp.	83	19,939
Bacterin International Holdings Inc.(a)	1,114	3,186
Baxter International Inc.	25,419	1,257,732
Becton, Dickinson and Co.	10,835	809,591
BG Medicine Inc.(a)	328	1,548
BIOLASE Technology Inc.(a)(b)	325	835
BioMimetic Therapeutics Inc.(a)(b)	385	1,097
Bruker Corp.(a)	4,160	51,667
C.R. Bard Inc.	4,252	363,546
CardioNet Inc.(a)	379	898
Cardiovascular Systems Inc.(a)(b)	649	6,393
CareFusion Corp.(a)	3,440	87,410
Cepheid Inc.(a)(b)	3,083	106,086
Cerus Corp.(a)(b)	2,001	5,603
Chindex International Inc.(a)	245	2,087
Columbia Laboratories Inc.(a)	2,754	6,885
Conceptus Inc.(a)(b)	1,529	19,327
Cooper Companies Inc. (The)	612	43,158
Covidien PLC	13,110	590,081
CryoLife Inc.(a)	132	634
Cyberonics Inc.(a)	1,408	47,168
Delcath Systems Inc.(a)(b)	2,440	7,442
DexCom Inc.(a)	3,293	30,658
Edwards Lifesciences Corp.(a)	5,674	401,152
Endologix Inc.(a)	2,402	27,575
Exactech Inc.(a)	297	4,892
Female Health Co. (The)	906	4,086
Gen-Probe Inc.(a)	2,381	140,765
Genomic Health Inc.(a)(b)	838	21,277
Haemonetics Corp.(a)(b)	1,267	77,566
Hanger Orthopedic Group Inc.(a)	864	16,148
Hansen Medical Inc.(a)(b)	2,305	5,947

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

HeartWare International Inc.(a)(b)	590	40,710
Henry Schein Inc.(a)	2,432	156,694
Hill-Rom Holdings Inc.	2,859	96,320
Hospira Inc.(a)	7,001	212,620
ICU Medical Inc.(a)	145	6,525
IDEXX Laboratories Inc.(a)	2,831	217,874
Insulet Corp.(a)(b)	2,256	42,480
Integra LifeSciences Holdings Corp.(a)	976	30,090
Intuitive Surgical Inc.(a)	1,944	900,091
Invacare Corp.	85	1,300
IRIS International Inc.(a)	622	5,816
Kensey Nash Corp.(a)(b)	420	8,060
Luminex Corp.(a)(b)	1,860	39,488
MAKO Surgical Corp.(a)(b)	1,575	39,706
Masimo Corp.(a)	2,585	48,301
Medical Action Industries Inc.(a)	349	1,825
MEDTOX Scientific Inc.(a)	379	5,325
Medtronic Inc.	45,727	1,749,058
Merge Healthcare Inc.(a)(b)	2,896	14,046
Meridian Bioscience Inc.	2,018	38,019
Merit Medical Systems Inc.(a)	2,041	27,309
Natus Medical Inc.(a)	740	6,978
Navidea Biopharmaceuticals Inc.(a)	4,967	13,014
NuVasive Inc.(a)	2,105	26,502
NxStage Medical Inc.(a)(b)	2,194	39,009
OraSure Technologies Inc.(a)(b)	2,298	20,935
Orthofix International NV(a)(b)	887	31,249
PSS World Medical Inc.(a)	2,732	66,087
Quidel Corp.(a)	1,408	21,303
ResMed Inc.(a)	7,585	192,659
Rockwell Medical Technologies Inc.(a)(b)	785	6,649
Sirona Dental Systems Inc.(a)	2,777	122,299
SonoSite Inc.(a)	701	37,756
Spectranetics Corp.(a)	1,638	11,826
St. Jude Medical Inc.	16,287	558,644
Staar Surgical Co.(a)	1,576	16,532
Stereotaxis Inc.(a)(b)	2,170	1,787
Steris Corp.	2,913	86,866
Stryker Corp.	15,527	771,847
Symmetry Medical Inc.(a)	448	3,579
Synergetics USA Inc.(a)(b)	1,090	8,044
Synovis Life Technologies Inc.(a)	564	15,696
TECHNE Corp.	1,849	126,213
Thoratec Corp.(a)	2,812	94,371
Tornier NV(a)(b)	526	9,468
Unilife Corp.(a)(b)	3,282	10,240
Uroplasty Inc.(a)(b)	886	3,765
Varian Medical Systems Inc.(a)	5,799	389,287
Vascular Solutions Inc.(a)(b)	836	9,305
Volcano Corp.(a)	2,559	60,879
West Pharmaceutical Services Inc.	901	34,193
Young Innovations Inc.	96	2,844
Zeltiq Aesthetics Inc.(a)	272	3,090
Zoll Medical Corp.(a)(b)	1,079	68,171

		10,837,439
HEALTH CARE - SERVICES—0.76%
Air Methods Corp.(a)	558	47,123
Alliance Healthcare Services Inc.(a)	1,202	1,515
AMERIGROUP Corp.(a)	1,439	85,016
Bio-Reference Laboratories Inc.(a)(b)	1,206	19,622
Brookdale Senior Living Inc.(a)	4,162	72,377

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

Capital Senior Living Corp.(a)	439	3,486
Centene Corp.(a)	1,555	61,562
Covance Inc.(a)	3,024	138,257
DaVita Inc.(a)	4,739	359,264
Emeritus Corp.(a)(b)	1,500	26,265
Ensign Group Inc. (The)	820	20,090
HCA Holdings Inc.(a)	3,382	74,505
Health Management Associates Inc. Class A(a)	12,665	93,341
HealthSpring Inc.(a)	1,831	99,863
IPC The Hospitalist Co. Inc.(a)(b)	820	37,490
Laboratory Corp. of America Holdings(a)	4,960	426,411
LHC Group Inc.(a)	37	475
Lincare Holdings Inc.	4,395	112,995
MEDNAX Inc.(a)	2,387	171,888
Metropolitan Health Networks Inc.(a)	2,067	15,441
Molina Healthcare Inc.(a)	834	18,623
Neostem Inc.(a)(b)	1,676	850
Quest Diagnostics Inc.	7,151	415,187
RadNet Inc.(a)(b)	1,497	3,189
Select Medical Holdings Corp.(a)	492	4,172
Skilled Healthcare Group Inc. Class A(a)(b)	85	464
Sunrise Senior Living Inc.(a)(b)	2,107	13,653
Tenet Healthcare Corp.(a)	1,323	6,787
U.S. Physical Therapy Inc.	580	11,414
Universal Health Services Inc. Class B	4,470	173,704
Vanguard Health Systems Inc.(a)	537	5,488
WellCare Health Plans Inc.(a)	2,117	111,143

		2,631,660
HOLDING COMPANIES - DIVERSIFIED—0.01%
Horizon Pharma Inc.(a)	243	972
Primoris Services Corp.	1,147	17,125

		18,097
HOME BUILDERS—0.00%
Winnebago Industries Inc.(a)(b)	1,433	10,576

		10,576
HOME FURNISHINGS—0.12%
DTS Inc.(a)(b)	857	23,345
Ethan Allen Interiors Inc.	419	9,934
Harman International Industries Inc.	2,268	86,275
Select Comfort Corp.(a)	2,381	51,644
Skullcandy Inc.(a)(b)	164	2,053
Tempur-Pedic International Inc.(a)	3,392	178,182
TiVo Inc.(a)	5,860	52,564
Universal Electronics Inc.(a)	285	4,808

		408,805
HOUSEHOLD PRODUCTS & WARES—0.51%
A.T. Cross Co. Class A(a)(b)	431	4,862
American Greetings Corp. Class A	118	1,476
Avery Dennison Corp.	324	9,292
Church & Dwight Co. Inc.	4,105	187,845
Clorox Co. (The)	383	25,492
Kimberly-Clark Corp.	17,041	1,253,536
Scotts Miracle-Gro Co. (The) Class A	1,842	86,003
Spectrum Brands Holdings Inc.(a)	645	17,673
Tupperware Brands Corp.	2,853	159,682
WD-40 Co.	787	31,803

		1,777,664

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

HOUSEWARES—0.03%
Libbey Inc.(a)(b)	978	12,460
Toro Co. (The)	1,528	92,688

		105,148
INSURANCE—0.04%
AmTrust Financial Services Inc.	150	3,563
Crawford & Co. Class B(b)	1,270	7,823
Erie Indemnity Co. Class A	1,378	107,704
Flagstone Reinsurance Holdings SA	149	1,235
Greenlight Capital Re Ltd. Class A(a)	310	7,338
Hallmark Financial Services Inc.(a)	244	1,706
State Auto Financial Corp.	92	1,250
Validus Holdings Ltd.(b)	527	16,600

		147,219
INTERNET—4.85%
1-800-FLOWERS.COM Inc.(a)	85	187
AboveNet Inc.(a)	1,144	74,371
Active Network Inc. (The)(a)	603	8,201
Amazon.com Inc.(a)	17,993	3,114,588
Ancestry.com Inc.(a)(b)	1,560	35,818
Angie’s List Inc.(a)(b)	268	4,315
Archipelago Learning Inc.(a)(b)	335	3,239
Bankrate Inc.(a)	839	18,038
Blue Coat Systems Inc.(a)(b)	794	20,207
Blue Nile Inc.(a)(b)	588	24,037
Boingo Wireless Inc.(a)	205	1,763
BroadSoft Inc.(a)	1,114	33,643
Cogent Communications Group Inc.(a)	2,256	38,104
comScore Inc.(a)(b)	1,569	33,263
Constant Contact Inc.(a)(b)	1,449	33,631
DealerTrack Holdings Inc.(a)	1,745	47,569
Dice Holdings Inc.(a)	2,379	19,722
Digital River Inc.(a)	248	3,725
eBay Inc.(a)	31,161	945,113
ePlus Inc.(a)	13	368
Equinix Inc.(a)	2,323	235,552
eResearchTechnology Inc.(a)	1,261	5,914
Expedia Inc.	2,704	78,470
F5 Networks Inc.(a)	4,015	426,072
FriendFinder Networks Inc.(a)	275	206
Global Sources Ltd.(a)(b)	534	2,590
Google Inc. Class A(a)	12,462	8,049,206
Groupon Inc.(a)(b)	1,613	33,276
HealthStream Inc.(a)	904	16,679
HomeAway Inc.(a)	264	6,138
ICG Group Inc.(a)	128	988
InfoSpace Inc.(a)	238	2,616
Internap Network Services Corp.(a)(b)	2,211	13,133
IntraLinks Holdings Inc.(a)	1,573	9,816
Keynote Systems Inc.	763	15,672
Limelight Networks Inc.(a)	2,823	8,356
LinkedIn Corp.(a)	442	27,850
Lionbridge Technologies Inc.(a)(b)	3,030	6,939
Liquidity Services Inc.(a)	921	33,985
LoopNet Inc.(a)	820	14,990

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

Move Inc.(a)(b)	1,746	11,035
Netflix Inc.(a)	2,755	190,894
NIC Inc.	3,141	41,807
NutriSystem Inc.	1,307	16,900
OpenTable Inc.(a)(b)	1,158	45,313
Openwave Systems Inc.(a)	1,261	1,992
Overstock.com Inc.(a)(b)	570	4,469
Pandora Media Inc.(a)(b)	441	4,414
Perficient Inc.(a)(b)	841	8,418
Priceline.com Inc.(a)	2,461	1,151,034
Quepasa Corp.(a)(b)	333	1,106
QuinStreet Inc.(a)(b)	160	1,498
Rackspace Hosting Inc.(a)(b)	5,108	219,695
ReachLocal Inc.(a)	487	3,010
Responsys Inc.(a)(b)	464	4,125
S1 Corp.(a)	310	2,967
Saba Software Inc.(a)(b)	1,408	11,109
Sapient Corp.	5,377	67,750
Shutterfly Inc.(a)	1,464	33,321
Sourcefire Inc.(a)	1,408	45,591
SPS Commerce Inc.(a)	415	10,769
Stamps.com Inc.(a)	526	13,744
Support.com Inc.(a)(b)	1,477	3,323
Symantec Corp.(a)	37,419	585,607
TechTarget Inc.(a)(b)	493	2,879
TeleCommunication Systems Inc.(a)	967	2,272
TIBCO Software Inc.(a)	8,217	196,468
Towerstream Corp.(a)	1,999	4,198
Travelzoo Inc.(a)(b)	273	6,710
TripAdvisor Inc.(a)	2,819	71,067
US Auto Parts Network Inc.(a)(b)	727	3,177
ValueClick Inc.(a)	3,865	62,961
Vasco Data Security International Inc.(a)(b)	1,328	8,659
VeriSign Inc.	7,873	281,224
VirnetX Holding Corp.(a)(b)	2,004	50,040
Vocus Inc.(a)(b)	867	19,152
Web.com Group Inc.(a)	1,431	16,385
WebMD Health Corp.(a)(b)	2,949	110,735
Websense Inc.(a)(b)	1,972	36,936
XO Group Inc.(a)	886	7,389
Zix Corp.(a)(b)	3,261	9,196

		16,817,689
IRON & STEEL—0.28%
AK Steel Holding Corp.	1,086	8,970
Allegheny Technologies Inc.	5,250	250,950
Carpenter Technology Corp.	2,190	112,741
Cliffs Natural Resources Inc.	7,230	450,791
Metals USA Holdings Corp.(a)(b)	571	6,424
Reliance Steel & Aluminum Co.	536	26,098
Schnitzer Steel Industries Inc. Class A	311	13,149
Steel Dynamics Inc.	7,960	104,674

		973,797
LEISURE TIME—0.27%
Ambassadors Group Inc.	382	1,723
Brunswick Corp.	4,380	79,103
Harley-Davidson Inc.	11,705	454,973
Interval Leisure Group Inc.(a)	1,996	27,166
Life Time Fitness Inc.(a)(b)	1,888	88,264
Marine Products Corp.(a)(b)	243	1,205

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

Polaris Industries Inc.	3,212	179,808
Royal Caribbean Cruises Ltd.	3,768	93,333
Town Sports International Holdings Inc.(a)	426	3,131

		928,706
LODGING—0.63%
Ameristar Casinos Inc.	1,585	27,405
Choice Hotels International Inc.	118	4,490
Hyatt Hotels Corp. Class A(a)	113	4,253
Las Vegas Sands Corp.(a)	19,419	829,774
Marriott International Inc. Class A	12,847	374,747
MGM Resorts International(a)	3,826	39,905
Morgans Hotel Group Co.(a)	379	2,236
Starwood Hotels & Resorts Worldwide Inc.	9,663	463,534
Wynn Resorts Ltd.	3,924	433,563

		2,179,907
MACHINERY—2.46%
Alamo Group Inc.	20	539
Albany International Corp. Class A	263	6,081
Altra Holdings Inc.(a)(b)	1,320	24,856
Applied Industrial Technologies Inc.	2,083	73,259
Babcock & Wilcox Co. (The)(a)	5,854	141,316
Cascade Corp.	22	1,038
Caterpillar Inc.	31,919	2,891,861
Chart Industries Inc.(a)	1,446	78,185
Cognex Corp.	1,662	59,483
Columbus McKinnon Corp.(a)	747	9,479
Cummins Inc.	9,717	855,290
Deere & Co.	20,780	1,607,333
DXP Enterprises Inc.(a)	428	13,782
Flow International Corp.(a)	2,048	7,168
Flowserve Corp.	2,515	249,790
Gardner Denver Inc.	2,589	199,508
Global Power Equipment Group Inc.(a)	393	9,334
Gorman-Rupp Co. (The)	742	20,145
Graco Inc.	3,026	123,733
IDEX Corp.	3,692	137,010
iRobot Corp.(a)(b)	1,168	34,865
Joy Global Inc.	5,188	388,944
Kadant Inc.(a)	158	3,572
Lindsay Corp.	616	33,812
Manitowoc Co. Inc. (The)	6,476	59,514
Middleby Corp. (The)(a)	920	86,517
Nordson Corp.	3,024	124,528
Rockwell Automation Inc.	7,150	524,596
Roper Industries Inc.	4,754	412,980
Sauer-Danfoss Inc.(a)(b)	570	20,640
Tennant Co.	940	36,538
Twin Disc Inc.	417	15,145
Wabtec Corp.	2,394	167,460
Zebra Technologies Corp. Class A(a)	2,733	97,787

		8,516,088
MANUFACTURING—2.29%
3M Co.	31,064	2,538,861
Actuant Corp. Class A	539	12,230
AZZ Inc.	615	27,946
Blount International Inc.(a)(b)	2,389	34,688
Brink’s Co. (The)	1,996	53,652

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

Carlisle Companies Inc.	249	11,031
CLARCOR Inc.	2,385	119,226
Colfax Corp.(a)(b)	1,206	34,347
Cooper Industries PLC	5,337	288,998
Danaher Corp.	27,193	1,279,159
Donaldson Co. Inc.	3,784	257,615
Dover Corp.	7,188	417,263
Eaton Corp.	6,409	278,984
EnPro Industries Inc.(a)	437	14,412
Fabrinet(a)	1,004	13,735
Federal Signal Corp.(a)	261	1,083
GP Strategies Corp.(a)	232	3,127
Handy & Harman Ltd.(a)	39	386
Harsco Corp.	346	7,121
Hexcel Corp.(a)	4,137	100,157
Hillenbrand Inc.	3,084	68,835
Illinois Tool Works Inc.	20,628	963,534
Ingersoll-Rand PLC	12,261	373,593
John Bean Technologies Corp.	1,316	20,227
Koppers Holdings Inc.	1,013	34,807
Leggett & Platt Inc.	5,341	123,057
LSB Industries Inc.(a)(b)	901	25,255
Metabolix Inc.(a)(b)	1,197	5,446
Myers Industries Inc.	117	1,444
NL Industries Inc.	310	4,021
Pall Corp.	5,742	328,155
Park-Ohio Holdings Corp.(a)(b)	411	7,332
Parker Hannifin Corp.	3,078	234,697
PMFG Inc.(a)(b)	863	16,837
Polypore International Inc.(a)(b)	1,919	84,417
Raven Industries Inc.	888	54,967
Smith & Wesson Holding Corp.(a)	1,005	4,382
SPX Corp.	689	41,526
Standex International Corp.	111	3,793
Sturm, Ruger & Co. Inc.(b)	925	30,950
Textron Inc.	786	14,533
TriMas Corp.(a)(b)	1,261	22,635

		7,958,464
MEDIA—2.54%
AMC Networks Inc. Class A(a)	2,709	101,804
Belo Corp. Class A	1,341	8,448
Cablevision NY Group Class A	10,761	153,021
CBS Corp. Class B NVS	5,156	139,934
Charter Communications Inc. Class A(a)(b)	2,709	154,250
Comcast Corp. Class A	59,539	1,411,670
Crown Media Holdings Inc. Class A(a)(b)	385	466
Cumulus Media Inc. Class A(a)	235	785
Demand Media Inc.(a)	391	2,600
Digital Domain Media Group Inc.(a)(b)	101	614
Digital Generation Inc.(a)	1,033	12,313
DIRECTV Class A(a)	34,939	1,493,992
Discovery Communications Inc. Series A(a)	13,087	536,174
DISH Network Corp. Class A	7,448	212,119
Entravision Communications Corp. Class A	1,447	2,257
FactSet Research Systems Inc.	2,290	199,871
John Wiley & Sons Inc. Class A	2,324	103,186
Knology Inc.(a)	1,373	19,497
Liberty Global Inc. Series A(a)	13,726	563,178
Lin TV Corp. Class A(a)	113	478
McGraw-Hill Companies Inc. (The)	12,417	558,393
Nexstar Broadcasting Group Inc.(a)	102	800

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

Nielsen Holdings NV(a)	3,416	101,421
Scripps Networks Interactive Inc. Class A	4,385	186,012
Sinclair Broadcast Group Inc. Class A	158	1,790
Sirius XM Radio Inc.(a)(b)	195,059	355,007
Thomson Reuters Corp.	8,816	235,123
Time Warner Cable Inc.	15,799	1,004,342
Value Line Inc.	47	483
Viacom Inc. Class B NVS	27,344	1,241,691
World Wrestling Entertainment Inc. Class A	1,196	11,147

		8,812,866
METAL FABRICATE & HARDWARE—0.46%
Ampco-Pittsburgh Corp.	34	658
CIRCOR International Inc.	537	18,962
Dynamic Materials Corp.	673	13,312
Furmanite Corp.(a)(b)	1,813	11,440
Haynes International Inc.	464	25,335
Mueller Industries Inc.	255	9,797
NN Inc.(a)(b)	829	4,974
Omega Flex Inc.(a)(b)	141	1,992
Precision Castparts Corp.	7,103	1,170,503
RBC Bearings Inc.(a)(b)	856	35,695
RTI International Metals Inc.(a)	195	4,526
Sun Hydraulics Corp.	1,031	24,156
Timken Co. (The)	3,668	141,988
Valmont Industries Inc.	1,137	103,228
Worthington Industries Inc.	1,760	28,829

		1,595,395
MINING—0.83%
Allied Nevada Gold Corp.(a)(b)	4,420	133,838
AMCOL International Corp.	1,196	32,113
Coeur d’Alene Mines Corp.(a)	275	6,638
Compass Minerals International Inc.	1,619	111,468
Freeport-McMoRan Copper & Gold Inc.	46,903	1,725,561
General Moly Inc.(a)(b)	3,319	10,256
Globe Specialty Metals Inc.	3,097	41,469
Gold Resource Corp.	1,408	29,920
Golden Minerals Co.(a)(b)	1,284	7,460
Hecla Mining Co.	13,739	71,855
Horsehead Holding Corp.(a)	107	964
Kaiser Aluminum Corp.	344	15,783
Materion Corp.(a)	85	2,064
Midway Gold Corp.(a)	4,527	9,552
Molycorp Inc.(a)(b)	2,783	66,736
Noranda Aluminium Holding Corp.	1,120	9,240
Paramount Gold and Silver Corp.(a)(b)	5,755	12,316
Revett Minerals Inc.(a)	683	3,224
Royal Gold Inc.	2,688	181,252
Southern Copper Corp.	8,407	253,723
Stillwater Mining Co.(a)	5,737	60,009
Titanium Metals Corp.	2,235	33,480
United States Lime & Minerals Inc.(a)	24	1,443
Ur-Energy Inc.(a)	4,163	3,576
Uranerz Energy Corp.(a)(b)	3,176	5,780
Uranium Energy Corp.(a)(b)	3,567	10,915
Uranium Resources Inc.(a)(b)	4,588	3,331
US Gold Corp.(a)(b)	5,179	17,401
Vista Gold Corp.(a)	550	1,688

		2,863,055

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

OFFICE FURNISHINGS—0.05%
CompX International Inc.	5	74
Herman Miller Inc.	2,814	51,918
HNI Corp.	2,199	57,394
Interface Inc. Class A	2,590	29,889
Knoll Inc.(b)	2,351	34,912
Steelcase Inc. Class A	456	3,402

		177,589
OIL & GAS—7.41%
Abraxas Petroleum Corp.(a)(b)	4,054	13,378
Alon USA Energy Inc.	425	3,702
Anadarko Petroleum Corp.	3,738	285,322
Apache Corp.	5,468	495,291
Apco Oil and Gas International Inc.(b)	448	36,611
Approach Resources Inc.(a)(b)	928	27,292
ATP Oil & Gas Corp.(a)(b)	2,189	16,111
Atwood Oceanics Inc.(a)	792	31,514
Berry Petroleum Co. Class A	2,566	107,823
Bill Barrett Corp.(a)	175	5,962
BPZ Resources Inc.(a)(b)	1,212	3,442
Cabot Oil & Gas Corp.	5,173	392,631
Callon Petroleum Co.(a)	1,922	9,552
Carrizo Oil & Gas Inc.(a)	1,913	50,408
Cheniere Energy Inc.(a)(b)	4,032	35,038
Chevron Corp.	5,678	604,139
Cimarex Energy Co.	1,119	69,266
Clayton Williams Energy Inc.(a)(b)	290	22,005
Cobalt International Energy Inc.(a)	5,417	84,072
Concho Resources Inc.(a)	5,122	480,188
Contango Oil & Gas Co.(a)(b)	599	34,850
Continental Resources Inc.(a)	2,079	138,690
CVR Energy Inc.(a)	4,318	80,876
Denbury Resources Inc.(a)	16,577	250,313
Diamond Offshore Drilling Inc.	1,599	88,361
Energy XXI (Bermuda) Ltd.(a)	3,759	119,837
EOG Resources Inc.	13,290	1,309,198
EQT Corp.	2,616	143,331
Evolution Petroleum Corp.(a)(b)	787	6,335
EXCO Resources Inc.	6,717	70,193
Exxon Mobil Corp.	179,983	15,255,359
Forest Oil Corp.(a)	4,386	59,430
FX Energy Inc.(a)(b)	2,584	12,403
GeoResources Inc.(a)	388	11,372
GMX Resources Inc.(a)(b)	943	1,179
Goodrich Petroleum Corp.(a)	1,276	17,519
Gulfport Energy Corp.(a)	2,266	66,734
Helmerich & Payne Inc.	4,375	255,325
HollyFrontier Corp.	9,428	220,615
Houston American Energy Corp.(a)	822	10,020
Hyperdynamics Corp.(a)(b)	7,645	18,730
Isramco Inc.(a)	50	4,478
Kodiak Oil & Gas Corp.(a)(b)	12,814	121,733
Kosmos Energy Ltd.(a)(b)	1,357	16,637
Magnum Hunter Resources Corp.(a)(b)	5,471	29,489
McMoRan Exploration Co.(a)	4,838	70,393
Murphy Oil Corp.	1,456	81,157
Newfield Exploration Co.(a)	3,846	145,110
Noble Energy Inc.	1,763	166,410
Northern Oil and Gas Inc.(a)(b)	3,111	74,602
Oasis Petroleum Inc.(a)	2,929	85,205

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

Occidental Petroleum Corp.	11,593	1,086,264
Panhandle Oil and Gas Inc.	379	12,435
Patterson-UTI Energy Inc.	845	16,883
PetroQuest Energy Inc.(a)	607	4,006
Pioneer Natural Resources Co.	4,688	419,482
QEP Resources Inc.	6,864	201,115
Quicksilver Resources Inc.(a)	386	2,590
Range Resources Corp.	7,958	492,919
Resolute Energy Corp.(a)	2,265	24,462
Rex Energy Corp.(a)(b)	1,468	21,668
Rosetta Resources Inc.(a)	2,624	114,144
Rowan Companies Inc.(a)	1,033	31,331
SandRidge Energy Inc.(a)(b)	20,367	166,195
SM Energy Co.	2,542	185,820
Southwestern Energy Co.(a)	17,229	550,294
Stone Energy Corp.(a)(b)	2,405	63,444
Triangle Petroleum Corp.(a)(b)	1,016	6,066
Ultra Petroleum Corp.(a)	7,582	224,655
VAALCO Energy Inc.(a)	299	1,806
Venoco Inc.(a)	339	2,295
Voyager Oil & Gas Inc.(a)	1,677	4,310
W&T Offshore Inc.	1,716	36,396
Warren Resources Inc.(a)	548	1,786
Western Refining Inc.(a)	2,439	32,414
Whiting Petroleum Corp.(a)	5,818	271,642
Zion Oil & Gas Inc.(a)	1,492	3,297

		25,717,350
OIL & GAS SERVICES—2.71%
Baker Hughes Inc.	8,568	416,747
Basic Energy Services Inc.(a)	1,184	23,325
C&J Energy Services Inc.(a)	304	6,363
Cal Dive International Inc.(a)(b)	2,891	6,505
Cameron International Corp.(a)	8,945	440,004
CARBO Ceramics Inc.	948	116,917
Complete Production Services Inc.(a)	3,930	131,891
Core Laboratories NV	2,263	257,869
Dawson Geophysical Co.(a)	109	4,309
Dresser-Rand Group Inc.(a)(b)	3,711	185,216
Dril-Quip Inc.(a)(b)	1,705	112,223
Flotek Industries Inc.(a)	2,456	24,462
FMC Technologies Inc.(a)(b)	11,901	621,589
Geokinetics Inc.(a)	528	1,135
Global Geophysical Services Inc.(a)(b)	890	5,981
Gulf Island Fabrication Inc.	105	3,067
Halliburton Co.	45,304	1,563,441
ION Geophysical Corp.(a)(b)	6,457	39,581
Key Energy Services Inc.(a)	5,509	85,224
Lufkin Industries Inc.	1,519	102,244
Matrix Service Co.(a)	198	1,869
Mitcham Industries Inc.(a)	298	6,508
Newpark Resources Inc.(a)(b)	294	2,793
Oceaneering International Inc.	5,384	248,364
Oil States International Inc.(a)	2,146	163,890
OYO Geospace Corp.(a)	209	16,162
Pioneer Drilling Co.(a)(b)	2,478	23,987
RPC Inc.	2,104	38,398
Schlumberger Ltd.	67,182	4,589,202
Superior Energy Services Inc.(a)(b)	3,961	112,651
Targa Resources Corp.	820	33,366
Tesco Corp.(a)(b)	1,201	15,181
Tetra Technologies Inc.(a)	402	3,755
Thermon Group Holdings Inc.(a)	489	8,616
Willbros Group Inc.(a)	379	1,391

		9,414,226

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

PACKAGING & CONTAINERS—0.30%
AEP Industries Inc.(a)	239	6,728
Ball Corp.	8,318	297,036
Crown Holdings Inc.(a)	7,729	259,540
Graphic Packaging Holding Co.(a)	6,868	29,258
Packaging Corp. of America	4,590	115,851
Rock-Tenn Co. Class A	3,430	197,911
Silgan Holdings Inc.	2,437	94,166
Temple-Inland Inc.	1,381	43,791

		1,044,281
PHARMACEUTICALS—4.77%
Abbott Laboratories	72,260	4,063,180
Achillion Pharmaceuticals Inc.(a)	2,290	17,450
Acura Pharmaceuticals Inc.(a)(b)	532	1,857
Akorn Inc.(a)(b)	2,758	30,669
Align Technology Inc.(a)	3,025	71,768
Alimera Sciences Inc.(a)	554	692
Alkermes PLC(a)(b)	4,698	81,557
Allergan Inc.	15,093	1,324,260
Allos Therapeutics Inc.(a)(b)	3,123	4,435
AmerisourceBergen Corp.	12,794	475,809
Amicus Therapeutics Inc.(a)	773	2,659
Ampio Pharmaceuticals Inc.(a)(b)	977	4,172
Anacor Pharmaceuticals Inc.(a)(b)	535	3,317
Antares Pharma Inc.(a)(b)	4,307	9,475
Anthera Pharmaceuticals Inc.(a)(b)	1,023	6,281
Ardea Biosciences Inc.(a)(b)	827	13,902
Array BioPharma Inc.(a)	1,235	2,668
Auxilium Pharmaceuticals Inc.(a)	2,351	46,855
AVANIR Pharmaceuticals Inc. Class A(a)(b)	5,475	11,224
AVI BioPharma Inc.(a)(b)	6,660	4,962
BioMarin Pharmaceutical Inc.(a)	5,494	188,884
BioScrip Inc.(a)	1,514	8,266
BioSpecifics Technologies Corp.(a)(b)	246	4,089
Cadence Pharmaceuticals Inc.(a)	2,492	9,843
Cardinal Health Inc.	8,665	351,886
Catalyst Health Solutions Inc.(a)(b)	2,123	110,396
Clovis Oncology Inc.(a)	403	5,678
Corcept Therapeutics Inc.(a)(b)	2,020	6,908
Cytori Therapeutics Inc.(a)	1,739	3,826
DENTSPLY International Inc.	2,874	100,561
Depomed Inc.(a)(b)	2,638	13,665
DURECT Corp.(a)	3,688	4,352
Dusa Pharmaceuticals Inc.(a)(b)	1,200	5,256
Dyax Corp.(a)	3,973	5,403
Eli Lilly and Co.	16,755	696,338
Endo Pharmaceuticals Holdings Inc.(a)	5,776	199,445
Endocyte Inc.(a)	852	3,204
Express Scripts Inc.(a)	24,172	1,080,247
Herbalife Ltd.	5,905	305,111
Hi-Tech Pharmacal Co. Inc.(a)	157	6,106
Idenix Pharmaceuticals Inc.(a)(b)	746	5,554
Impax Laboratories Inc.(a)	2,930	59,098
Infinity Pharmaceuticals Inc.(a)	936	8,274
Ironwood Pharmaceuticals Inc. Class A(a)	2,480	29,686
Isis Pharmaceuticals Inc.(a)(b)	4,892	35,271

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

ISTA Pharmaceuticals Inc.(a)	1,583	11,160
Jazz Pharmaceuticals Inc.(a)	1,082	41,798
Johnson & Johnson	27,685	1,815,582
K-V Pharmaceutical Co. Class A(a)(b)	1,672	2,341
Keryx Biopharmaceuticals Inc.(a)(b)	3,394	8,587
Lannett Co. Inc.(a)	249	1,101
MannKind Corp.(a)(b)	3,797	9,492
MAP Pharmaceuticals Inc.(a)	1,072	14,118
McKesson Corp.	12,485	972,706
Mead Johnson Nutrition Co. Class A	1,857	127,632
Medco Health Solutions Inc.(a)	19,798	1,106,708
Medicis Pharmaceutical Corp. Class A	2,501	83,158
Medivation Inc.(a)	1,555	71,701
Mylan Inc.(a)	19,691	422,569
Nabi Biopharmaceuticals(a)	1,835	3,450
Nature’s Sunshine Products Inc.(a)(b)	551	8,551
Nektar Therapeutics(a)(b)	3,537	19,789
Neogen Corp.(a)(b)	1,142	34,991
Neurocrine Biosciences Inc.(a)(b)	1,739	14,781
Obagi Medical Products Inc.(a)	909	9,235
Omega Protein Corp.(a)	96	684
Onyx Pharmaceuticals Inc.(a)	3,147	138,311
Opko Health Inc.(a)(b)	5,348	26,205
Optimer Pharmaceuticals Inc.(a)(b)	2,290	28,030
Orexigen Therapeutics Inc.(a)	1,408	2,267
Osiris Therapeutics Inc.(a)(b)	823	4,403
Pacira Pharmaceuticals Inc.(a)	436	3,771
Pain Therapeutics Inc.(a)	1,810	6,878
Par Pharmaceutical Companies Inc.(a)	1,230	40,258
Patterson Companies Inc.	1,857	54,819
Pernix Therapeutics Holdings(a)(b)	161	1,491
Perrigo Co.	4,111	400,000
Pharmacyclics Inc.(a)(b)	2,254	33,404
Pharmasset Inc.(a)	3,683	472,161
POZEN Inc.(a)	1,261	4,981
Progenics Pharmaceuticals Inc.(a)	1,065	9,095
Questcor Pharmaceuticals Inc.(a)	2,647	110,062
Raptor Pharmaceutical Corp.(a)(b)	2,356	14,749
Rigel Pharmaceuticals Inc.(a)	2,584	20,388
Sagent Pharmaceuticals Inc.(a)(b)	325	6,825
Salix Pharmaceuticals Ltd.(a)	2,913	139,387
Santarus Inc.(a)	2,620	8,672
Savient Pharmaceuticals Inc.(a)(b)	2,483	5,537
Schiff Nutrition International Inc.(a)	167	1,787
SciClone Pharmaceuticals Inc.(a)(b)	1,702	7,302
SIGA Technologies Inc.(a)(b)	1,702	4,289
Sucampo Pharmaceuticals Inc.(a)(b)	621	2,751
SXC Health Solutions Corp.(a)	3,071	173,450
Synta Pharmaceuticals Corp.(a)(b)	1,146	5,352
Synutra International Inc.(a)(b)	877	4,438
Targacept Inc.(a)(b)	1,349	7,514
Theravance Inc.(a)(b)	2,828	62,499
USANA Health Sciences Inc.(a)(b)	332	10,083
Vanda Pharmaceuticals Inc.(a)(b)	1,297	6,174
VIVUS Inc.(a)	4,379	42,695
Warner Chilcott PLC Class A(a)	7,696	116,440
Watson Pharmaceuticals Inc.(a)	5,900	356,006
XenoPort Inc.(a)	1,427	5,437
Zalicus Inc.(a)(b)	2,214	2,679
Zogenix Inc.(a)	1,447	3,241

		16,548,504

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

PIPELINES—0.34%
Crosstex Energy Inc.	1,781	22,512
El Paso Corp.	35,831	952,030
Kinder Morgan Inc.(b)	5,780	185,942
ONEOK Inc.	397	34,416

		1,194,900
REAL ESTATE—0.10%
CBRE Group Inc. Class A(a)	14,465	220,157
HFF Inc. Class A(a)	1,429	14,761
Jones Lang LaSalle Inc.	1,660	101,692

		336,610
REAL ESTATE INVESTMENT TRUSTS—1.85%
Acadia Realty Trust	410	8,257
AG Mortgage Investment Trust Inc.	45	906
Alexander’s Inc.	103	38,113
American Assets Trust Inc.	1,495	30,662
American Campus Communities Inc.	1,478	62,017
American Capital Mortgage Investment Corp.	57	1,073
Apartment Investment and Management Co. Class A	3,989	91,388
Associated Estates Realty Corp.	108	1,723
Boston Properties Inc.	5,918	589,433
Camden Property Trust	2,511	156,285
CBL & Associates Properties Inc.(b)	2,290	35,953
Cogdell Spencer Inc.	579	2,461
Corporate Office Properties Trust	1,114	23,684
Digital Realty Trust Inc.	4,991	332,750
DuPont Fabros Technology Inc.	1,114	26,981
EastGroup Properties Inc.	609	26,479
Equity Lifestyle Properties Inc.	1,053	70,225
Equity Residential	1,056	60,224
Essex Property Trust Inc.(b)	905	127,162
Extra Space Storage Inc.	1,793	43,444
Federal Realty Investment Trust	2,332	211,629
FelCor Lodging Trust Inc.(a)	3,060	9,333
Getty Realty Corp.	586	8,175
Gladstone Commercial Corp.(b)	277	4,861
Glimcher Realty Trust	4,675	43,010
Highwoods Properties Inc.	2,295	68,093
Home Properties Inc.	2,369	136,383
Investors Real Estate Trust	704	5,136
Kilroy Realty Corp.	1,419	54,021
LTC Properties Inc.	257	7,931
Macerich Co. (The)	2,334	118,100
Mid-America Apartment Communities Inc.(b)	1,827	114,279
National Health Investors Inc.	532	23,397
Newcastle Investment Corp.(b)	4,887	22,725
Omega Healthcare Investors Inc.(b)	4,733	91,584
Plum Creek Timber Co. Inc.	4,843	177,060
Potlatch Corp.	1,058	32,914
PS Business Parks Inc.	171	9,478
Public Storage	6,554	881,251
Rayonier Inc.	6,026	268,940
Sabra Healthcare REIT Inc.	492	5,948
Saul Centers Inc.	379	13,424
Simon Property Group Inc.	11,869	1,530,389
Strategic Hotels & Resorts Inc.(a)	2,175	11,680
Tanger Factory Outlet Centers Inc.(b)	4,243	124,405
UDR Inc.	840	21,084

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

Universal Health Realty Income Trust	307	11,973
Urstadt Biddle Properties Inc. Class A	144	2,603
Ventas Inc.	7,610	419,539
Vornado Realty Trust	999	76,783
Washington Real Estate Investment Trust	829	22,673
Weyerhaeuser Co.	7,774	145,141

		6,403,162
RETAIL—8.48%
99 Cents Only Stores(a)	266	5,839
Abercrombie & Fitch Co. Class A	3,738	182,564
Advance Auto Parts Inc.	3,652	254,289
Aeropostale Inc.(a)	3,960	60,390
AFC Enterprises Inc.(a)(b)	1,215	17,861
America’s Car-Mart Inc.(a)	238	9,325
ANN INC.(a)(b)	2,555	63,313
Ascena Retail Group Inc.(a)	3,092	91,894
AutoNation Inc.(a)(b)	938	34,584
AutoZone Inc.(a)	1,256	408,162
Bed Bath & Beyond Inc.(a)	12,337	715,176
Big Lots Inc.(a)	1,121	42,329
Biglari Holdings Inc.(a)	5	1,841
BJ’s Restaurants Inc.(a)	1,182	53,568
Body Central Corp.(a)	578	14,427
Bravo Brio Restaurant Group Inc.(a)	943	16,172
Brinker International Inc.	3,701	99,039
Buckle Inc. (The)	1,324	54,112
Buffalo Wild Wings Inc.(a)(b)	899	60,691
Caribou Coffee Co. Inc.(a)	294	4,101
CarMax Inc.(a)	1,849	56,358
Carrols Restaurant Group Inc.(a)(b)	617	7,139
Casey’s General Stores Inc.	1,897	97,714
Cash America International Inc.	482	22,476
Cato Corp. (The) Class A	1,357	32,839
CEC Entertainment Inc.	978	33,692
Cheesecake Factory Inc. (The)(a)	2,840	83,354
Chico’s FAS Inc.	5,765	64,222
Chipotle Mexican Grill Inc.(a)	1,540	520,120
Coinstar Inc.(a)(b)	1,555	70,970
Conn’s Inc.(a)	39	433
Copart Inc.(a)	2,761	132,224
Cost Plus Inc.(a)(b)	591	5,762
Costco Wholesale Corp.	21,631	1,802,295
Cracker Barrel Old Country Store Inc.	1,063	53,586
Darden Restaurants Inc.	6,775	308,805
Denny’s Corp.(a)(b)	3,520	13,235
Destination Maternity Corp.	531	8,878
Dick’s Sporting Goods Inc.	4,676	172,451
DineEquity Inc.(a)(b)	759	32,037
Dollar General Corp.(a)	4,905	201,792
Dollar Tree Inc.(a)	6,055	503,231
Domino’s Pizza Inc.(a)	1,089	36,972
DSW Inc. Class A	1,090	48,189
Dunkin’ Brands Group Inc.(a)	1,077	26,903
Einstein Noah Restaurant Group Inc.	256	4,050
Express Inc.(a)	2,731	54,456
EZCORP Inc. Class A NVS(a)	2,309	60,888
Family Dollar Stores Inc.	6,056	349,189
Finish Line Inc. (The) Class A	775	14,946
First Cash Financial Services Inc.(a)	1,555	54,565
Francesca’s Holdings Corp.(a)	163	2,820
Genesco Inc.(a)	118	7,285

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

GNC Holdings Inc. Class A(a)(b)	1,126	32,598
Gordmans Stores Inc.(a)(b)	251	3,155
Guess? Inc.	3,193	95,215
hhgregg Inc.(a)(b)	48	694
Hibbett Sports Inc.(a)	1,345	60,767
Home Depot Inc. (The)	47,714	2,005,897
HSN Inc.	1,966	71,287
J. Crew Group Inc. Escrow(a)(d)	2,573	—
Jack in the Box Inc.(a)	130	2,717
Jamba Inc.(a)(b)	3,239	4,243
Jos. A. Bank Clothiers Inc.(a)(b)	1,356	66,119
Kenneth Cole Productions Inc. Class A(a)	117	1,239
Kohl’s Corp.	10,618	523,998
Krispy Kreme Doughnuts Inc.(a)	2,878	18,822
Limited Brands Inc.	12,351	498,363
Liz Claiborne Inc.(a)(b)	240	2,071
Lumber Liquidators Holdings Inc.(a)(b)	1,139	20,115
Macy’s Inc.	2,598	83,604
Mattress Firm Holding Corp.(a)	103	2,389
McDonald’s Corp.	51,368	5,153,751
Men’s Wearhouse Inc. (The)	433	14,034
MSC Industrial Direct Co. Inc. Class A	2,204	157,696
New York & Co. Inc.(a)	85	226
Nordstrom Inc.	8,078	401,557
Nu Skin Enterprises Inc. Class A	2,733	132,742
O’Reilly Automotive Inc.(a)	6,354	508,002
P.F. Chang’s China Bistro Inc.	976	30,168
Panera Bread Co. Class A(a)	1,442	203,971
Pantry Inc. (The)(a)	85	1,017
Papa John’s International Inc.(a)	923	34,779
PetMed Express Inc.	1,061	11,013
PetSmart Inc.	5,610	287,737
Pier 1 Imports Inc.(a)	1,519	21,160
PriceSmart Inc.	875	60,891
PVH Corp.	438	30,875
Red Robin Gourmet Burgers Inc.(a)	575	15,928
Rite Aid Corp.(a)	2,029	2,557
Ross Stores Inc.	11,636	553,059
rue21 Inc.(a)	736	15,898
Ruth’s Hospitality Group Inc.(a)	292	1,451
Sally Beauty Holdings Inc.(a)	4,328	91,451
Sonic Corp.(a)	3,040	20,459
Starbucks Corp.	37,112	1,707,523
Systemax Inc.(a)	28	459
Target Corp.	1,822	93,323
Teavana Holdings Inc.(a)(b)	123	2,310
Texas Roadhouse Inc.	2,894	43,121
Tiffany & Co.	6,325	419,094
TJX Companies Inc. (The)	19,119	1,234,131
Tractor Supply Co.	3,569	250,365
Ulta Salon, Cosmetics & Fragrance Inc.(a)	2,248	145,940
Urban Outfitters Inc.(a)	5,411	149,127
Vera Bradley Inc.(a)	976	31,476
Vitamin Shoppe Inc.(a)	1,217	48,534
Wal-Mart Stores Inc.	66,769	3,990,115
Walgreen Co.	42,789	1,414,604
Williams-Sonoma Inc.	2,692	103,642
Winmark Corp.	116	6,655
World Fuel Services Corp.	1,996	83,792
Yum! Brands Inc.	23,052	1,360,299
Zumiez Inc.(a)(b)	1,043	28,954

		29,430,732

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

SAVINGS & LOANS—0.02%
BofI Holding Inc.(a)	23	374
Clifton Savings Bancorp Inc.	38	353
Hudson City Bancorp Inc.	2,350	14,688
Investors Bancorp Inc.(a)	315	4,246
People’s United Financial Inc.	3,470	44,589
Westfield Financial Inc.	379	2,789

		67,039
SEMICONDUCTORS—3.66%
Advanced Analogic Technologies Inc.(a)	441	2,549
Advanced Micro Devices Inc.(a)	30,449	164,425
Aeroflex Holding Corp.(a)	978	10,015
Altera Corp.	15,960	592,116
Amtech Systems Inc.(a)(b)	441	3,753
Analog Devices Inc.	14,839	530,939
Applied Materials Inc.	4,083	43,729
Applied Micro Circuits Corp.(a)	2,632	17,687
Atmel Corp.(a)	21,154	171,347
ATMI Inc.(a)	92	1,843
Avago Technologies Ltd.	9,455	272,871
AXT Inc.(a)	673	2,806
Broadcom Corp. Class A(a)	26,549	779,479
Cabot Microelectronics Corp.(a)	262	12,380
Cavium Inc.(a)(b)	2,383	67,749
CEVA Inc.(a)	1,135	34,345
Cirrus Logic Inc.(a)(b)	3,253	51,560
Cree Inc.(a)	316	6,965
Cypress Semiconductor Corp.(a)	7,628	128,837
Diodes Inc.(a)(b)	1,737	36,998
eMagin Corp.(a)(b)	854	3,160
Entegris Inc.(a)	2,149	18,750
Entropic Communications Inc.(a)(b)	4,214	21,534
Exar Corp.(a)	164	1,066
First Solar Inc.(a)(b)	2,938	99,187
Freescale Semiconductor Holdings I Ltd.(a)(b)	1,327	16,787
GT Advanced Technologies Inc.(a)	6,187	44,794
Hittite Microwave Corp.(a)	1,555	76,786
Inphi Corp.(a)	1,154	13,802
Integrated Device Technology Inc.(a)	4,689	25,602
Intermolecular Inc.(a)	288	2,471
Intersil Corp. Class A	3,075	32,103
IXYS Corp.(a)(b)	775	8,393
KLA-Tencor Corp.	6,428	310,151
Kopin Corp.(a)	1,222	4,741
Lam Research Corp.(a)	6,160	228,043
Lattice Semiconductor Corp.(a)	1,782	10,585
Linear Technology Corp.	11,265	338,288
LSI Corp.(a)	8,518	50,682
LTX-Credence Corp.(a)	1,311	7,014
Maxim Integrated Products Inc.	14,655	381,616
MaxLinear Inc.(a)(b)	783	3,719
MEMC Electronic Materials Inc.(a)	6,707	26,426
Micrel Inc.	2,479	25,063
Microchip Technology Inc.	9,453	346,263
Microsemi Corp.(a)	4,256	71,288
Mindspeed Technologies Inc.(a)(b)	893	4,090
MIPS Technologies Inc.(a)(b)	1,822	8,126
Monolithic Power Systems Inc.(a)	1,133	17,074
MoSys Inc.(a)(b)	1,604	6,737
NetLogic Microsystems Inc.(a)	3,379	167,497

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

NVIDIA Corp.(a)	29,731	412,072
OmniVision Technologies Inc.(a)	2,246	27,480
ON Semiconductor Corp.(a)	22,059	170,295
Pericom Semiconductor Corp.(a)	141	1,073
PMC-Sierra Inc.(a)	673	3,708
Power Integrations Inc.	1,420	47,087
QLogic Corp.(a)	4,207	63,105
QUALCOMM Inc.	82,656	4,521,283
Rambus Inc.(a)(b)	4,827	36,444
Rovi Corp.(a)	5,583	137,230
Rubicon Technology Inc.(a)	863	8,104
Semtech Corp.(a)(b)	3,211	79,697
Silicon Image Inc.(a)	3,083	14,490
Silicon Laboratories Inc.(a)(b)	1,876	81,456
Skyworks Solutions Inc.(a)	9,384	152,208
Texas Instruments Inc.	36,508	1,062,748
TriQuint Semiconductor Inc.(a)(b)	8,072	39,311
Ultra Clean Holdings Inc.(a)(b)	1,121	6,849
Ultratech Inc.(a)	1,233	30,295
Veeco Instruments Inc.(a)	1,408	29,286
Volterra Semiconductor Corp.(a)	1,205	30,860
Xilinx Inc.	13,140	421,268

		12,680,580
SOFTWARE—6.90%
ACI Worldwide Inc.(a)(b)	1,641	46,998
Actuate Corp.(a)	1,624	9,517
Adobe Systems Inc.(a)	24,982	706,241
Advent Software Inc.(a)	1,613	39,293
Akamai Technologies Inc.(a)	8,417	271,701
Allscripts Healthcare Solutions Inc.(a)	7,622	144,361
American Software Inc. Class A	1,120	10,584
ANSYS Inc.(a)	4,544	260,280
Ariba Inc.(a)	4,801	134,812
Aspen Technology Inc.(a)	4,164	72,245
athenahealth Inc.(a)(b)	1,740	85,469
Autodesk Inc.(a)	11,370	344,852
Blackbaud Inc.	2,189	60,635
BMC Software Inc.(a)	8,737	286,399
Bottomline Technologies Inc.(a)(b)	1,776	41,150
Broadridge Financial Solutions Inc.	5,791	130,587
Callidus Software Inc.(a)(b)	1,473	9,457
Cerner Corp.(a)	7,038	431,078
Citrix Systems Inc.(a)	9,309	565,242
CommVault Systems Inc.(a)	2,197	93,856
Computer Programs and Systems Inc.	546	27,906
Compuware Corp.(a)	7,876	65,528
Concur Technologies Inc.(a)(b)	2,224	112,957
Convio Inc.(a)(b)	594	6,570
Cornerstone OnDemand Inc.(a)(b)	562	10,251
CSG Systems International Inc.(a)	820	12,062
Deltek Inc.(a)(b)	1,087	10,674
DemandTec Inc.(a)	1,589	20,927
Digi International Inc.(a)	196	2,187
Dun & Bradstreet Corp. (The)	2,459	184,007
DynaVox Inc.(a)(b)	379	1,380
Ebix Inc.(b)	973	21,503
Electronic Arts Inc.(a)	16,449	338,849
Ellie Mae Inc.(a)(b)	416	2,350
Envestnet Inc.(a)	938	11,218
EPIQ Systems Inc.	112	1,346
ePocrates Inc.(a)	286	2,231

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

Fair Isaac Corp.	1,043	37,381
FalconStor Software Inc.(a)	1,507	3,888
Fiserv Inc.(a)	5,707	335,229
Geeknet Inc.(a)	232	3,956
Glu Mobile Inc.(a)(b)	2,533	7,954
Guidance Software Inc.(a)	686	4,445
Imperva Inc.(a)	201	6,997
inContact Inc.(a)(b)	1,378	6,105
Informatica Corp.(a)	5,247	193,772
InnerWorkings Inc.(a)(b)	1,270	11,824
Interactive Intelligence Group Inc.(a)(b)	702	16,090
Intuit Inc.	14,983	787,956
JDA Software Group Inc.(a)	390	12,632
MedAssets Inc.(a)	1,920	17,760
Medidata Solutions Inc.(a)	1,034	22,490
MedQuist Holdings Inc.(a)	1,720	16,546
Microsoft Corp.	367,393	9,537,522
MicroStrategy Inc. Class A(a)	394	42,678
Monotype Imaging Holdings Inc.(a)	1,758	27,407
MSCI Inc. Class A(a)	5,967	196,493
NetSuite Inc.(a)	1,337	54,215
Nuance Communications Inc.(a)(b)	11,793	296,712
Omnicell Inc.(a)	780	12,886
OPNET Technologies Inc.	709	25,999
Oracle Corp.	190,162	4,877,655
Parametric Technology Corp.(a)	5,927	108,227
PDF Solutions Inc.(a)(b)	1,080	7,528
Pegasystems Inc.(b)	821	24,137
Progress Software Corp.(a)	1,954	37,810
PROS Holdings Inc.(a)	1,055	15,698
QAD Inc. Class A(a)	352	3,696
QLIK Technologies Inc.(a)	3,466	83,877
Quality Systems Inc.	1,917	70,910
Quest Software Inc.(a)	838	15,587
RealPage Inc.(a)	1,489	37,627
Red Hat Inc.(a)	9,556	394,567
RightNow Technologies Inc.(a)	1,210	51,703
Salesforce.com Inc.(a)	6,630	672,680
SciQuest Inc.(a)	605	8,633
SeaChange International Inc.(a)	632	4,443
SolarWinds Inc.(a)	2,801	78,288
Solera Holdings Inc.	3,501	155,935
SuccessFactors Inc.(a)	4,146	165,301
Synchronoss Technologies Inc.(a)(b)	1,300	39,273
Take-Two Interactive Software Inc.(a)	3,616	48,997
Taleo Corp. Class A(a)(b)	2,021	78,192
Tangoe Inc.(a)(b)	382	5,883
Tyler Technologies Inc.(a)	1,487	44,774
Ultimate Software Group Inc. (The)(a)	1,273	82,898
VeriFone Systems Inc.(a)	5,048	179,305
Verint Systems Inc.(a)(b)	1,040	28,642
VMware Inc. Class A(a)	4,201	349,481

		23,927,387
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(a)	468	8,167
Wesco Aircraft Holdings Inc.(a)	402	5,624

		13,791
TELECOMMUNICATIONS—1.81%
8x8 Inc.(a)	3,054	9,681

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

Acme Packet Inc.(a)(b)	2,659	82,190
ADTRAN Inc.	3,226	97,296
Alaska Communications Systems Group Inc.(b)	450	1,355
American Tower Corp. Class A	19,641	1,178,656
Anaren Inc.(a)	85	1,413
Anixter International Inc.(a)	734	43,776
Aruba Networks Inc.(a)(b)	4,198	77,747
Atlantic Tele-Network Inc.	109	4,256
Calix Inc.(a)(b)	1,852	11,982
Cbeyond Inc.(a)	1,370	10,974
Ciena Corp.(a)(b)	4,671	56,519
Cincinnati Bell Inc.(a)	2,822	8,551
Clearwire Corp. Class A(a)	7,648	14,837
Consolidated Communications Holdings Inc.	1,027	19,564
Crown Castle International Corp.(a)	14,383	644,358
Dialogic Inc.(a)(b)	758	910
DigitalGlobe Inc.(a)	1,734	29,669
Extreme Networks Inc.(a)	1,232	3,597
Fairpoint Communications Inc.(a)	85	368
Finisar Corp.(a)(b)	4,411	73,862
General Communication Inc. Class A(a)	2,038	19,952
GeoEye Inc.(a)	59	1,311
Globecomm Systems Inc.(a)(b)	778	10,643
Harmonic Inc.(a)	1,216	6,129
Harris Corp.	1,578	56,871
Hickory Tech Corp.	673	7,457
IDT Corp. Class B	625	5,863
Infinera Corp.(a)	322	2,022
InterDigital Inc.	2,266	98,730
IPG Photonics Corp.(a)	1,353	45,826
Iridium Communications Inc.(a)	255	1,966
Ixia(a)(b)	1,898	19,948
JDS Uniphase Corp.(a)	11,262	117,575
Juniper Networks Inc.(a)	26,402	538,865
KVH Industries Inc.(a)	37	288
Leap Wireless International Inc.(a)	546	5,072
Level 3 Communications Inc.(a)	1,112	18,893
LogMeIn Inc.(a)	1,003	38,666
Loral Space & Communications Inc.(a)	40	2,595
Lumos Networks Corp.	738	11,321
Meru Networks Inc.(a)(b)	533	2,201
MetroPCS Communications Inc.(a)	13,766	119,489
Motricity Inc.(a)	1,717	1,545
NeoPhotonics Corp.(a)	206	943
NETGEAR Inc.(a)	1,797	60,325
NeuStar Inc. Class A(a)	3,656	124,926
NII Holdings Inc.(a)	7,370	156,981
Novatel Wireless Inc.(a)	160	501
NTELOS Holdings Corp.	738	15,040
Numerex Corp. Class A(a)(b)	468	3,852
Oplink Communications Inc.(a)	407	6,703
Plantronics Inc.	591	21,063
Polycom Inc.(a)	8,758	142,755
Powerwave Technologies Inc.(a)(b)	1,525	3,172
Preformed Line Products Co.	10	597
Procera Networks Inc.(a)	688	10,719
RF Micro Devices Inc.(a)	1,427	7,706
RigNet Inc.(a)	288	4,821
SBA Communications Corp. Class A(a)	5,613	241,135
Shenandoah Telecommunications Co.	1,169	12,251
ShoreTel Inc.(a)(b)	2,320	14,802
Sonus Networks Inc.(a)	795	1,908
SureWest Communications	40	481

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

TeleNav Inc.(a)	759	5,928
tw telecom inc.(a)	6,424	124,497
Ubiquiti Networks Inc.(a)	112	2,042
Verizon Communications Inc.	31,656	1,270,039
ViaSat Inc.(a)	673	31,039
Virgin Media Inc.	14,851	317,514
Vonage Holdings Corp.(a)	2,904	7,115
Windstream Corp.	16,046	188,380

		6,282,024
TOYS, GAMES & HOBBIES—0.15%
Hasbro Inc.	5,694	181,582
Mattel Inc.	12,794	355,161

		536,743
TRANSPORTATION—1.92%
C.H. Robinson Worldwide Inc.	8,201	572,266
CAI International Inc.(a)(b)	564	8,719
Celadon Group Inc.	627	7,405
Con-way Inc.	261	7,611
CSX Corp.	54,602	1,149,918
Echo Global Logistics Inc.(a)(b)	555	8,963
Expeditors International of Washington Inc.	10,521	430,940
FedEx Corp.	899	75,076
Forward Air Corp.	1,445	46,312
Genesee & Wyoming Inc. Class A(a)	1,970	119,343
Golar LNG Ltd.(b)	1,996	88,722
GulfMark Offshore Inc. Class A(a)	203	8,528
Heartland Express Inc.	2,479	35,425
Hub Group Inc. Class A(a)	1,807	58,601
J.B. Hunt Transport Services Inc.	4,534	204,347
Kansas City Southern Industries Inc.(a)	4,079	277,413
Kirby Corp.(a)(b)	1,889	124,372
Knight Transportation Inc.	2,995	46,842
Landstar System Inc.	2,386	114,337
Marten Transport Ltd.	121	2,177
Old Dominion Freight Line Inc.(a)(b)	2,372	96,137
Pacer International Inc.(a)	169	904
Quality Distribution Inc.(a)	232	2,610
Roadrunner Transportation Systems Inc.(a)	25	353
Swift Transportation Co.(a)	1,135	9,352
Tidewater Inc.	162	7,987
Union Pacific Corp.	3,958	419,311
United Parcel Service Inc. Class B	36,375	2,662,286
UTi Worldwide Inc.	4,551	60,483
Werner Enterprises Inc.	313	7,543

		6,654,283
TRUCKING & LEASING—0.01%
TAL International Group Inc.(b)	1,075	30,949
Textainer Group Holdings Ltd.	561	16,337

		47,286
VENTURE CAPITAL—0.00%
Fidus Investment Corp.(b)	50	649

		649

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2011

WATER—0.01%
Aqua America Inc.	702	15,479
Pennichuck Corp.	119	3,431

		18,910

TOTAL COMMON STOCKS
(Cost: $333,491,665)		346,232,149

WARRANTS—0.00%

OIL & GAS—0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)(a)(b)	477	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS—2.72%

MONEY MARKET FUNDS—2.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(e)(f)	8,355,789	8,355,789
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(e)(f)	729,889	729,889
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(e)	332,598	332,598

		9,418,276

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,418,276)		9,418,276

TOTAL INVESTMENTS IN SECURITIES—102.53%
(Cost: $342,909,941)		355,650,425
Other Assets, Less Liabilities—(2.53)%		(8,776,767)

NET ASSETS—100.00%		$346,873,658

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.71%

ADVERTISING—0.07%
Clear Channel Outdoor Holdings Inc. Class A(a)	1,782	$22,364
Harte-Hanks Inc.	1,927	17,516
Interpublic Group of Companies Inc. (The)	12,656	123,143
Lamar Advertising Co. Class A(a)(b)	1,774	48,785
Marchex Inc. Class B	547	3,419
Valuevision Media Inc. Class A(a)	358	673

		215,900

AEROSPACE & DEFENSE—1.41%
AAR Corp.	1,292	24,768
Alliant Techsystems Inc.	1,364	77,966
BE Aerospace Inc.(a)	232	8,981
Boeing Co. (The)	3,652	267,874
Cubic Corp.	384	16,739
Curtiss-Wright Corp.	2,021	71,402
Ducommun Inc.	458	5,840
Esterline Technologies Corp.(a)(b)	1,327	74,272
Exelis Inc.	8,033	72,699
GenCorp Inc.(a)	677	3,602
General Dynamics Corp.	14,528	964,804
Goodrich Corp.	3,230	399,551
Kaman Corp.	511	13,961
Kratos Defense & Security Solutions Inc.(a)	1,416	8,454
L-3 Communications Holdings Inc.	4,371	291,458
LMI Aerospace Inc.(a)	199	3,492
Lockheed Martin Corp.	1,476	119,408
Moog Inc. Class A(a)(b)	1,786	78,459
Northrop Grumman Corp.	11,428	668,309
Orbital Sciences Corp.(a)	1,473	21,403
Raytheon Co.	15,579	753,712
Spirit AeroSystems Holdings Inc. Class A(a)(b)	4,094	85,073
Teledyne Technologies Inc.(a)	1,152	63,187
Triumph Group Inc.	1,450	84,752
United Technologies Corp.	2,169	158,532

		4,338,698
AGRICULTURE—1.17%
Alico Inc.	101	1,956
Alliance One International Inc.(a)(b)	3,792	10,314
Altria Group Inc.	23,257	689,570
Andersons Inc. (The)	810	35,365
Archer-Daniels-Midland Co.	29,556	845,301
Bunge Ltd.	4,779	273,359
Cadiz Inc.(a)(b)	525	5,056
Griffin Land & Nurseries Inc.(b)	115	3,043
Lorillard Inc.	5,905	673,170
MGP Ingredients Inc.	524	2,641
Philip Morris International Inc.	7,391	580,046
Reynolds American Inc.	10,192	422,153
Star Scientific Inc.(a)(b)	531	1,157
Universal Corp.	1,009	46,374
Vector Group Ltd.(b)	661	11,739

		3,601,244

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

AIRLINES—0.22%
Alaska Air Group Inc.(a)(b)	1,475	110,758
AMR Corp.(a)(b)	7,696	2,694
Copa Holdings SA Class A	306	17,953
Delta Air Lines Inc.(a)	14,750	119,327
Hawaiian Holdings Inc.(a)(b)	2,195	12,731
JetBlue Airways Corp.(a)(b)	10,730	55,796
Republic Airways Holdings Inc.(a)(b)	2,098	7,196
SkyWest Inc.	2,303	28,995
Southwest Airlines Co.	28,530	244,217
Spirit Airlines Inc.(a)	679	10,592
United Continental Holdings Inc.(a)(b)	2,153	40,627
US Airways Group Inc.(a)(b)	7,054	35,764

		686,650
APPAREL—0.22%
Carter’s Inc.(a)(b)	289	11,505
Cherokee Inc.	48	560
Columbia Sportswear Co.	167	7,774
Delta Apparel Inc.(a)	278	5,307
Iconix Brand Group Inc.(a)	3,176	51,737
Jones Group Inc. (The)	3,570	37,663
K-Swiss Inc. Class A(a)(b)	1,140	3,329
Perry Ellis International Inc.(a)(b)	521	7,409
Quiksilver Inc.(a)	5,650	20,396
R.G. Barry Corp.	339	4,095
SKECHERS U.S.A. Inc. Class A(a)(b)	1,630	19,755
Unifi Inc.(a)	606	4,606
VF Corp.	3,805	483,197
Warnaco Group Inc. (The)(a)	272	13,611
Weyco Group Inc.(b)	312	7,660

		678,604
AUTO MANUFACTURERS—0.51%
Ford Motor Co.(a)	71,542	769,792
General Motors Co.(a)	33,247	673,917
Navistar International Corp.(a)(b)	1,440	54,547
Oshkosh Corp.(a)	3,974	84,964

		1,583,220
AUTO PARTS & EQUIPMENT—0.48%
Accuride Corp.(a)	1,583	11,271
American Axle & Manufacturing Holdings Inc.(a)	2,285	22,599
Autoliv Inc.	3,891	208,129
Dana Holding Corp.(a)	376	4,568
Douglas Dynamics Inc.	372	5,439
Exide Technologies Inc.(a)(b)	2,544	6,691
Federal-Mogul Corp. Class A(a)	848	12,508
Fuel Systems Solutions Inc.(a)(b)	725	11,955
Johnson Controls Inc.	22,168	692,972
Lear Corp.	4,604	183,239
Meritor Inc.(a)	1,316	7,001
Miller Industries Inc.	515	8,101
Modine Manufacturing Co.(a)	2,026	19,166
Motorcar Parts of America Inc.(a)(b)	525	3,937
Spartan Motors Inc.	1,449	6,970
Standard Motor Products Inc.	857	17,183
Superior Industries International Inc.	1,020	16,871
TRW Automotive Holdings Corp.(a)	4,486	146,244
Visteon Corp.(a)	2,111	105,423

		1,490,267

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

BANKS—11.28%
1st Source Corp.	663	16,794
1st United Bancorp Inc.(a)(b)	1,186	6,582
Alliance Financial Corp.	203	6,269
Ameris Bancorp(a)	1,035	10,640
Ames National Corp.(b)	358	6,981
Arrow Financial Corp.	420	9,845
Associated Banc-Corp	7,557	84,412
BancFirst Corp.	293	10,999
Banco Latinoamericano de Comercio Exterior SA Class E	1,211	19,437
Bancorp Inc. (The)(a)	1,289	9,319
Bancorp Rhode Island Inc.	156	6,193
BancorpSouth Inc.(b)	3,635	40,058
Bank of America Corp.	443,051	2,463,364
Bank of Hawaii Corp.	2,082	92,628
Bank of Kentucky Financial Corp.(b)	250	5,013
Bank of Marin Bancorp	232	8,721
Bank of New York Mellon Corp. (The)	54,302	1,081,153
Bank of the Ozarks Inc.	1,054	31,230
Banner Corp.	720	12,348
BB&T Corp.	30,462	766,729
BBCN Bancorp Inc.(a)	3,262	30,826
BOK Financial Corp.	1,114	61,192
Boston Private Financial Holdings Inc.	3,353	26,623
Bridge Bancorp Inc.	182	3,622
Bridge Capital Holdings(a)(b)	398	4,139
Bryn Mawr Bank Corp.	362	7,055
Camden National Corp.	330	10,758
Capital Bank Corp.(a)(b)	609	1,224
Capital City Bank Group Inc.(b)	498	4,756
Capital One Financial Corp.	20,081	849,225
CapitalSource Inc.	12,063	80,822
Cardinal Financial Corp.	1,277	13,715
Cascade Bancorp(a)	262	1,148
Cathay General Bancorp	3,424	51,120
Center Bancorp Inc.	526	5,139
CenterState Banks Inc.	1,308	8,659
Central Pacific Financial Corp.(a)	747	9,651
Century Bancorp Inc. Class A	150	4,236
Chemical Financial Corp.	1,195	25,477
CIT Group Inc.(a)	8,770	305,810
Citigroup Inc.	127,056	3,342,843
Citizens & Northern Corp.	533	9,845
City Holding Co.(b)	664	22,503
City National Corp.	2,030	89,685
CNB Financial Corp.	549	8,663
CoBiz Financial Inc.	1,416	8,170
Columbia Banking System Inc.	1,719	33,125
Comerica Inc.	8,789	226,756
Commerce Bancshares Inc.	3,392	129,303
Community Bank System Inc.	1,602	44,536
Community Trust Bancorp Inc.	603	17,740
Cullen/Frost Bankers Inc.	2,333	123,439
CVB Financial Corp.	3,890	39,017
Eagle Bancorp Inc.(a)(b)	730	10,614
East West Bancorp Inc.	6,502	128,414
Encore Bancshares Inc.(a)	345	4,664
Enterprise Bancorp Inc.	253	3,618
Enterprise Financial Services Corp.	598	8,850

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

F.N.B. Corp.	5,526	62,499
Fifth Third Bancorp	40,192	511,242
Financial Institutions Inc.	600	9,684
First Bancorp (North Carolina)	680	7,582
First Bancorp Inc. (Maine)	382	5,871
First Busey Corp.	3,312	16,560
First Citizens BancShares Inc. Class A	237	41,473
First Commonwealth Financial Corp.	4,568	24,028
First Community Bancshares Inc.	700	8,736
First Connecticut Bancorp Inc.	780	10,148
First Financial Bancorp	2,536	42,199
First Financial Bankshares Inc.(b)	751	25,106
First Financial Corp.(b)	485	16,141
First Horizon National Corp.	11,478	91,824
First Interstate BancSystem Inc.	686	8,939
First Merchants Corp.	1,132	9,588
First Midwest Bancorp Inc.	3,246	32,882
First of Long Island Corp. (The)	330	8,686
First Republic Bank San Francisco(a)	3,203	98,044
FirstMerit Corp.	4,757	71,973
Franklin Financial Corp.(a)(b)	605	7,163
Fulton Financial Corp.	8,687	85,219
German American Bancorp Inc.	548	9,968
Glacier Bancorp Inc.	3,131	37,666
Goldman Sachs Group Inc. (The)	22,638	2,047,154
Great Southern Bancorp Inc.	449	10,592
Hancock Holding Co.	3,346	106,972
Hanmi Financial Corp.(a)	1,381	10,219
Heartland Financial USA Inc.	580	8,897
Heritage Commerce Corp.(a)(b)	908	4,304
Heritage Financial Corp.	681	8,553
Home Bancshares Inc.	983	25,470
Hudson Valley Holding Corp.	679	14,408
Huntington Bancshares Inc.	37,712	207,039
IBERIABANK Corp.	1,287	63,449
Independent Bank Corp. (Massachusetts)	934	25,489
International Bancshares Corp.	2,308	42,317
JPMorgan Chase & Co.	173,731	5,776,556
KeyCorp	41,560	319,596
Lakeland Bancorp Inc.	944	8,137
Lakeland Financial Corp.	716	18,523
M&T Bank Corp.	5,491	419,183
MainSource Financial Group Inc.	877	7,744
MB Financial Inc.	2,375	40,612
Merchants Bancshares Inc.	207	6,044
Metro Bancorp Inc.(a)	596	4,994
MidSouth Bancorp Inc.(b)	327	4,254
Morgan Stanley	67,551	1,022,047
National Bankshares Inc.	306	8,544
National Penn Bancshares Inc.	5,388	45,475
NBT Bancorp Inc.	1,499	33,173
Northern Trust Corp.	9,501	376,810
Old National Bancorp	4,125	48,056
OmniAmerican Bancorp Inc.(a)	522	8,195
Oriental Financial Group Inc.	1,972	23,881
Orrstown Financial Services Inc.	295	2,434
Pacific Capital Bancorp(a)(b)	179	5,055
Pacific Continental Corp.	803	7,107
PacWest Bancorp	1,317	24,957
Park National Corp.(b)	562	36,564
Park Sterling Corp.(a)(b)	1,682	6,863
Penns Woods Bancorp Inc.	169	6,554
Peoples Bancorp Inc.	460	6,813

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

Pinnacle Financial Partners Inc.(a)(b)	1,486	23,999
PNC Financial Services Group Inc. (The)(c)	23,014	1,327,217
Popular Inc.(a)	44,570	61,952
PrivateBancorp Inc.	2,614	28,702
Prosperity Bancshares Inc.	2,041	82,354
Regions Financial Corp.	54,951	236,289
Renasant Corp.	1,091	16,365
Republic Bancorp Inc. Class A	433	9,916
S&T Bancorp Inc.(b)	1,218	23,812
S.Y. Bancorp Inc.	448	9,197
Sandy Spring Bancorp Inc.	1,049	18,410
SCBT Financial Corp.	608	17,638
Seacoast Banking Corp. of Florida(a)(b)	3,156	4,797
Sierra Bancorp	518	4,558
Simmons First National Corp. Class A	754	20,501
Southside Bancshares Inc.	716	15,509
Southwest Bancorp Inc.(a)	858	5,114
State Bancorp Inc.	659	8,040
State Bank Financial Corp.(a)	1,377	20,806
State Street Corp.	22,044	888,594
Stellar One Corp.	996	11,334
Sterling Bancorp	1,346	11,629
Sterling Financial Corp.(a)	1,168	19,506
Suffolk Bancorp(a)	423	4,564
Sun Bancorp Inc. (New Jersey)(a)(b)	1,637	3,962
SunTrust Banks Inc.	23,491	415,791
Susquehanna Bancshares Inc.	6,822	57,168
SVB Financial Group(a)	1,453	69,294
Synovus Financial Corp.	32,460	45,769
Taylor Capital Group Inc.(a)(b)	320	3,110
TCF Financial Corp.	6,925	71,466
Texas Capital Bancshares Inc.(a)	1,621	49,619
Tompkins Financial Corp.	350	13,479
Tower Bancorp Inc.	456	13,014
TowneBank(b)	1,048	12,828
TriCo Bancshares(b)	612	8,703
TrustCo Bank Corp. NY	4,044	22,687
Trustmark Corp.	2,787	67,696
U.S. Bancorp	84,241	2,278,719
UMB Financial Corp.	1,394	51,926
Umpqua Holdings Corp.	4,992	61,851
Union First Market Bankshares Corp.	882	11,722
United Bankshares Inc.(b)	1,756	49,642
United Community Banks Inc.(a)(b)	1,810	12,652
Univest Corp. of Pennsylvania	747	10,936
Valley National Bancorp	7,402	91,563
Virginia Commerce Bancorp Inc.(a)	1,020	7,885
Washington Banking Co.	668	7,956
Washington Trust Bancorp Inc.	626	14,936
Webster Financial Corp.	3,137	63,963
Wells Fargo & Co.	200,001	5,512,028
WesBanco Inc.	1,007	19,606
West Bancorporation Inc.	677	6,486
West Coast Bancorp(a)	795	12,402
Westamerica Bancorp	685	30,072
Western Alliance Bancorp(a)	3,019	18,808
Wilshire Bancorp Inc.(a)	2,683	9,739
Wintrust Financial Corp.	1,523	42,720
Zions Bancorp	8,077	131,494

		34,704,447

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

BEVERAGES—0.30%
Beam Inc.	6,747	345,649
Brown-Forman Corp. Class B NVS	656	52,814
Central European Distribution Corp.(a)	3,172	13,877
Coca-Cola Enterprises Inc.	3,315	85,461
Constellation Brands Inc. Class A(a)	7,973	164,802
Craft Brewers Alliance Inc.(a)(b)	302	1,818
Farmer Bros. Co.	275	2,101
Molson Coors Brewing Co. Class B NVS	5,876	255,841
Primo Water Corp.(a)	189	575

		922,938
BIOTECHNOLOGY—1.00%
Affymax Inc.(a)	794	5,248
AMAG Pharmaceuticals Inc.(a)(b)	821	15,525
Amgen Inc.	38,433	2,467,783
Arena Pharmaceuticals Inc.(a)(b)	5,870	10,977
Astex Pharmaceuticals Inc.(a)(b)	2,294	4,336
Bio-Rad Laboratories Inc. Class A(a)(b)	866	83,171
Cambrex Corp.(a)	1,277	9,169
Cell Therapeutics Inc.(a)	1,051	1,219
Celldex Therapeutics Inc.(a)(b)	1,645	4,277
Curis Inc.(a)(b)	974	4,558
Enzo Biochem Inc.(a)	1,532	3,432
Enzon Pharmaceuticals Inc.(a)(b)	1,545	10,351
Exact Sciences Corp.(a)	710	5,765
Geron Corp.(a)	4,370	6,468
Harvard Bioscience Inc.(a)(b)	942	3,646
ImmunoGen Inc.(a)(b)	929	10,758
Inhibitex Inc.(a)	755	8,260
Insmed Inc.(a)(b)	1,082	3,300
InterMune Inc.(a)	1,269	15,989
Lexicon Pharmaceuticals Inc.(a)	4,844	6,249
Life Technologies Corp.(a)	7,135	277,623
Maxygen Inc.(a)	1,315	7,403
Medicines Co. (The)(a)	1,012	18,864
Micromet Inc.(a)(b)	1,953	14,042
NewLink Genetics Corp.(a)	80	563
Novavax Inc.(a)(b)	1,318	1,661
Nymox Pharmaceutical Corp.(a)(b)	146	1,200
Oncothyreon Inc.(a)(b)	518	3,926
Pacific Biosciences of California Inc.(a)(b)	1,153	3,228
PDL BioPharma Inc.	1,064	6,597
RTI Biologics Inc.(a)(b)	2,271	10,083
Sequenom Inc.(a)(b)	1,316	5,856
Sunesis Pharmaceuticals Inc.(a)	82	96
Transcept Pharmaceuticals Inc.(a)(b)	42	329
Vertex Pharmaceuticals Inc.(a)	1,032	34,273
Vical Inc.(a)	341	1,504

		3,067,729
BUILDING MATERIALS—0.23%
Apogee Enterprises Inc.	1,218	14,933
Armstrong World Industries Inc.(a)	824	36,149
Broadwind Energy Inc.(a)	5,716	3,887
Builders FirstSource Inc.(a)(b)	1,981	4,041
Comfort Systems USA Inc.	1,651	17,699
Drew Industries Inc.(a)(b)	514	12,608
Eagle Materials Inc.	368	9,443
Fortune Brands Home & Security Inc.(a)	6,728	114,578

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

Gibraltar Industries Inc.(a)	1,324	18,483
Griffon Corp.	2,076	18,954
Interline Brands Inc.(a)	1,323	20,599
Louisiana-Pacific Corp.(a)	5,742	46,338
LSI Industries Inc.	848	5,088
Martin Marietta Materials Inc.	1,056	79,633
NCI Building Systems Inc.(a)	860	9,348
Owens Corning(a)	5,480	157,385
Quanex Building Products Corp.	1,650	24,783
Simpson Manufacturing Co. Inc.	1,810	60,924
Texas Industries Inc.(b)	991	30,503
Universal Forest Products Inc.	848	26,178
USG Corp.(a)(b)	905	9,195

		720,749
CHEMICALS—1.03%
A. Schulman Inc.	1,274	26,983
Aceto Corp.	1,132	7,811
American Vanguard Corp.	815	10,872
Ashland Inc.	3,474	198,574
Cabot Corp.	2,854	91,728
CF Industries Holdings Inc.	474	68,720
Chemtura Corp.(a)	1,619	18,359
Cytec Industries Inc.	2,142	95,640
Dow Chemical Co. (The)	51,406	1,478,436
Ferro Corp.(a)(b)	3,769	18,430
Georgia Gulf Corp.(a)	1,479	28,826
H.B. Fuller Co.	2,006	46,359
Huntsman Corp.	6,763	67,630
Innospec Inc.(a)(b)	108	3,032
KMG Chemicals Inc.	32	553
Kraton Performance Polymers Inc.(a)	176	3,573
Landec Corp.(a)(b)	1,144	6,315
LyondellBasell Industries NV Class A	12,769	414,865
Minerals Technologies Inc.	796	44,998
Oil-Dri Corp. of America	178	3,603
Olin Corp.	1,378	27,078
OM Group Inc.(a)(b)	1,350	30,226
PolyOne Corp.	1,118	12,913
Quaker Chemical Corp.	136	5,289
Rockwood Holdings Inc.(a)	155	6,102
RPM International Inc.	5,707	140,107
Sensient Technologies Corp.	2,182	82,698
Spartech Corp.(a)	1,344	6,357
Stepan Co.	353	28,296
TPC Group Inc.(a)	205	4,783
Valspar Corp. (The)	3,661	142,669
W.R. Grace & Co.(a)	319	14,648
Westlake Chemical Corp.	687	27,645
Zoltek Companies Inc.(a)(b)	1,209	9,213

		3,173,331
COAL—0.09%
Alpha Natural Resources Inc.(a)	4,376	89,402
Arch Coal Inc.	8,289	120,273
Cloud Peak Energy Inc.(a)	2,106	40,688
Hallador Energy Co.	5	50
James River Coal Co.(a)(b)	1,547	10,705
L&L Energy Inc.(a)	971	2,515
Patriot Coal Corp.(a)	267	2,261
SunCoke Energy Inc.(a)	302	3,382
Westmoreland Coal Co.(a)(b)	314	4,004

		273,280

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

COMMERCIAL SERVICES—1.37%
Aaron’s Inc.	886	23,639
ABM Industries Inc.	1,670	34,435
Advance America Cash Advance Centers Inc.	2,142	19,171
Albany Molecular Research Inc.(a)	958	2,807
American Reprographics Co.(a)	1,403	6,440
AMN Healthcare Services Inc.(a)	940	4,164
Ascent Media Corp. Class A(a)	626	31,751
Barrett Business Services Inc.	330	6,587
Booz Allen Hamilton Holding Corp.(a)	533	9,194
Career Education Corp.(a)(b)	2,686	21,407
CBIZ Inc.(a)(b)	1,716	10,485
CDI Corp.	477	6,587
Cenveo Inc.(a)	1,124	3,822
Convergys Corp.(a)(b)	4,581	58,499
CoreLogic Inc.(a)	4,221	54,578
Corinthian Colleges Inc.(a)	3,393	7,363
Corrections Corp. of America(a)	4,366	88,935
CRA International Inc.(a)	389	7,718
Cross Country Healthcare Inc.(a)	1,209	6,710
DeVry Inc.	561	21,576
Education Management Corp.(a)(b)	1,676	46,911
Electro Rent Corp.	478	8,198
Equifax Inc.	5,112	198,039
Essex Rental Corp.(a)	650	1,918
Euronet Worldwide Inc.(a)(b)	2,230	41,210
Franklin Covey Co.(a)	581	4,921
FTI Consulting Inc.(a)	1,831	77,671
Genpact Ltd.(a)	1,235	18,463
GEO Group Inc. (The)(a)	2,825	47,319
Global Cash Access Inc.(a)	1,304	5,803
Great Lakes Dredge & Dock Corp.	2,561	14,239
H&E Equipment Services Inc.(a)(b)	671	9,005
H&R Block Inc.	5,477	89,439
Hackett Group Inc. (The)(a)	465	1,739
Heidrick & Struggles International Inc.	710	15,293
Hill International Inc.(a)(b)	1,092	5,613
Hudson Highland Group Inc.(a)	1,427	6,835
Huron Consulting Group Inc.(a)(b)	58	2,247
ICF International Inc.(a)(b)	552	13,679
KAR Auction Services Inc.(a)(b)	1,007	13,595
Kelly Services Inc. Class A	1,161	15,883
Kforce Inc.(a)	164	2,022
Korn/Ferry International(a)(b)	1,931	32,943
Lincoln Educational Services Corp.	983	7,766
Live Nation Entertainment Inc.(a)	6,145	51,065
Mac-Gray Corp.(b)	512	7,060
Manpower Inc.	3,623	129,522
Matthews International Corp. Class A	791	24,861
McGrath RentCorp	612	17,742
MoneyGram International Inc.(a)	37	657
Monster Worldwide Inc.(a)	5,631	44,654
Multi-Color Corp.	469	12,067
Navigant Consulting Inc.(a)	2,245	25,615
Odyssey Marine Exploration Inc.(a)(b)	2,652	7,266
On Assignment Inc.(a)	1,438	16,077
PAREXEL International Corp.(a)	243	5,040
Paychex Inc.	1,125	33,874
Pendrell Corp.(a)	2,402	6,149

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

PHH Corp.(a)	2,449	26,204
Providence Service Corp. (The)(a)	451	6,206
Quad Graphics Inc.(b)	996	14,283
Quanta Services Inc.(a)	9,454	203,639
R.R. Donnelley & Sons Co.	8,193	118,225
Rent-A-Center Inc.	2,578	95,386
Resources Connection Inc.	2,018	21,371
RSC Holdings Inc.(a)	2,950	54,575
SAIC Inc.(a)	8,548	105,055
Service Corp. International	10,416	110,930
Stewart Enterprises Inc. Class A	3,430	19,757
TMS International Corp.(a)(b)	330	3,260
Total System Services Inc.	7,084	138,563
Towers Watson & Co. Class A	1,985	118,961
TrueBlue Inc.(a)	664	9,216
United Rentals Inc.(a)(b)	1,919	56,706
Verisk Analytics Inc. Class A(a)(b)	824	33,067
Viad Corp.	769	13,442
Visa Inc. Class A	15,481	1,571,786
Zillow Inc.(a)(b)	135	3,035
Zipcar Inc.(a)	98	1,315

		4,213,250
COMPUTERS—1.43%
Agilysys Inc.(a)(b)	791	6,288
Brocade Communications Systems Inc.(a)	20,602	106,924
CACI International Inc. Class A(a)(b)	1,070	59,834
Carbonite Inc.(a)(b)	83	921
CIBER Inc.(a)	2,785	10,750
Computer Sciences Corp.	6,793	160,994
Computer Task Group Inc.(a)	198	2,788
Cray Inc.(a)	1,575	10,190
Dell Inc.(a)	18,906	276,595
Diebold Inc.	2,846	85,579
Dot Hill Systems Corp.(a)	1,900	2,527
DST Systems Inc.	1,250	56,900
Dynamics Research Corp.(a)	389	4,411
Electronics For Imaging Inc.(a)(b)	1,891	26,947
Fusion-io Inc.(a)	347	8,397
Hewlett-Packard Co.	86,878	2,237,977
Imation Corp.(a)(b)	1,323	7,581
Immersion Corp.(a)	105	544
Insight Enterprises Inc.(a)	1,934	29,571
Keyw Holding Corp. (The)(a)(b)	803	5,942
Lexmark International Inc. Class A	3,298	109,065
Mentor Graphics Corp.(a)	2,328	31,568
Mercury Computer Systems Inc.(a)(b)	1,314	17,463
NCI Inc. Class A(a)	239	2,784
NCR Corp.(a)(b)	1,478	24,328
Quantum Corp.(a)	9,815	23,556
RadiSys Corp.(a)	845	4,276
Rimage Corp.	414	4,658
SanDisk Corp.(a)	10,428	513,162
Spansion Inc. Class A(a)	2,191	18,142
Stream Global Services Inc.(a)(b)	399	1,321
Sykes Enterprises Inc.(a)	1,516	23,741
Synopsys Inc.(a)(b)	5,996	163,091
Unisys Corp.(a)(b)	1,095	21,582
Western Digital Corp.(a)	10,166	314,638
Xyratex Ltd.(b)	1,240	16,517

		4,391,552

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

COSMETICS & PERSONAL CARE—2.54%
Colgate-Palmolive Co.	2,098	193,834
Elizabeth Arden Inc.(a)	199	7,371
Procter & Gamble Co. (The)	113,858	7,595,467
Revlon Inc. Class A(a)	472	7,019

		7,803,691
DISTRIBUTION & WHOLESALE—0.25%
Arrow Electronics Inc.(a)	4,330	161,985
Brightpoint Inc.(a)	1,675	18,023
Core-Mark Holding Co. Inc.	429	16,989
Genuine Parts Co.	5,001	306,061
Ingram Micro Inc. Class A(a)	7,038	128,021
Owens & Minor Inc.	516	14,340
ScanSource Inc.(a)	1,005	36,180
School Specialty Inc.(a)	700	1,750
Titan Machinery Inc.(a)(b)	455	9,887
United Stationers Inc.	659	21,457
WESCO International Inc.(a)(b)	990	52,480

		767,173
DIVERSIFIED FINANCIAL SERVICES—1.65%
Affiliated Managers Group Inc.(a)	648	62,176
Air Lease Corp.(a)(b)	1,514	35,897
Aircastle Ltd.(b)	2,147	27,310
American Express Co.	18,151	856,183
Ameriprise Financial Inc.	9,899	491,386
Apollo Residential Mortgage Inc.	192	2,930
Artio Global Investors Inc. Class A	106	517
BlackRock Inc.(c)	1,891	337,052
Calamos Asset Management Inc. Class A	826	10,333
California First National Bancorp	93	1,495
CIFC Corp.(a)(b)	516	2,786
CME Group Inc.	2,934	714,928
Cohen & Steers Inc.(b)	132	3,815
Cowen Group Inc. Class A(a)	2,911	7,540
Discover Financial Services	21,501	516,024
Doral Financial Corp.(a)	5,543	5,299
E*TRADE Financial Corp.(a)	11,100	88,356
Edelman Financial Group Inc.	882	5,795
FBR & Co.(a)(b)	2,200	4,510
Federal Agricultural Mortgage Corp. Class C NVS	422	7,604
Federated Investors Inc. Class B	748	11,332
First Marblehead Corp. (The)(a)(b)	2,401	2,809
FXCM Inc.(b)	754	7,352
GAIN Capital Holdings Inc.	324	2,171
GAMCO Investors Inc. Class A	108	4,697
GFI Group Inc.	3,077	12,677
Gleacher & Co. Inc.(a)	3,430	5,762
Imperial Holdings Inc.(a)	115	216
Interactive Brokers Group Inc. Class A	1,588	23,725
INTL FCStone Inc.(a)(b)	578	13,623
Invesco Ltd.	20,218	406,180
Investment Technology Group Inc.(a)	1,796	19,415
Janus Capital Group Inc.	8,108	51,162
Jefferies Group Inc.(b)	5,879	80,836
JMP Group Inc.	660	4,719
KBW Inc.	1,465	22,239
Knight Capital Group Inc. Class A(a)(b)	4,370	51,653
Legg Mason Inc.	6,125	147,306

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

LPL Investment Holdings Inc.(a)	236	7,207
Manning & Napier Inc.(a)	423	5,283
Marlin Business Services Corp.	374	4,750
Medley Capital Corp.	485	5,044
NASDAQ OMX Group Inc. (The)(a)	4,747	116,349
National Financial Partners Corp.(a)(b)	1,819	24,593
Nelnet Inc. Class A	1,123	27,480
NewStar Financial Inc.(a)(b)	1,188	12,082
Nicholas Financial Inc.	423	5,423
NYSE Euronext Inc.	7,913	206,529
Ocwen Financial Corp.(a)(b)	4,215	61,033
Oppenheimer Holdings Inc. Class A	446	7,181
Piper Jaffray Companies Inc.(a)(b)	688	13,898
Raymond James Financial Inc.	4,446	137,648
SeaCube Container Leasing Ltd.	478	7,079
SLM Corp.	23,054	308,924
Solar Senior Capital Ltd.	338	5,324
Stifel Financial Corp.(a)	1,408	45,126
SWS Group Inc.	1,312	9,013
Teton Advisors Inc. Class B(b)	5	100
Virtus Investment Partners Inc.(a)	16	1,216
Walter Investment Management Corp.	1,130	23,176

		5,084,268
ELECTRIC—6.62%
AES Corp. (The)(a)	28,745	340,341
ALLETE Inc.	1,394	58,520
Alliant Energy Corp.	4,859	214,330
Ameren Corp.	10,553	349,621
American Electric Power Co. Inc.	21,072	870,484
Atlantic Power Corp.(a)	4,612	65,952
Avista Corp.	2,510	64,633
Black Hills Corp.	1,716	57,623
Calpine Corp.(a)	16,799	274,328
Central Vermont Public Service Corp.	584	20,498
CH Energy Group Inc.	677	39,523
Cleco Corp.	2,663	101,460
CMS Energy Corp.	11,048	243,940
Consolidated Edison Inc.	12,797	793,798
Constellation Energy Group Inc.	8,143	323,033
Dominion Resources Inc.	25,179	1,336,501
DTE Energy Co.	7,410	403,475
Duke Energy Corp.	58,218	1,280,796
Dynegy Inc.(a)(b)	4,484	12,421
Edison International	14,253	590,074
El Paso Electric Co.	1,834	63,530
Empire District Electric Co. (The)	1,818	38,342
EnerNOC Inc.(a)	700	7,609
Entergy Corp.	7,785	568,694
Exelon Corp.	28,966	1,256,255
FirstEnergy Corp.	18,291	810,291
Genie Energy Ltd. Class B	49	389
GenOn Energy Inc.(a)	33,561	87,594
Great Plains Energy Inc.	5,947	129,526
Hawaiian Electric Industries Inc.	4,159	110,130
IDACORP Inc.	2,160	91,606
Integrys Energy Group Inc.	3,433	186,000
MDU Resources Group Inc.	8,283	177,753
MGE Energy Inc.	1,007	47,097
National Fuel Gas Co.	3,099	172,242
NextEra Energy Inc.	18,453	1,123,419
Northeast Utilities	7,735	279,001

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

NorthWestern Corp.	1,578	56,477
NRG Energy Inc.(a)	10,558	191,311
NSTAR	4,536	213,011
NV Energy Inc.	10,354	169,288
OGE Energy Corp.	4,287	243,116
Ormat Technologies Inc.	782	14,099
Otter Tail Corp.	1,484	32,678
Pepco Holdings Inc.	9,888	200,726
PG&E Corp.	17,406	717,475
Pike Electric Corp.(a)	720	5,177
Pinnacle West Capital Corp.	4,774	230,011
PNM Resources Inc.	3,501	63,823
Portland General Electric Co.	3,281	82,976
PPL Corp.	25,243	742,649
Progress Energy Inc.	12,882	721,650
Public Service Enterprise Group Inc.	22,128	730,445
SCANA Corp.	5,044	227,283
Southern Co. (The)	37,129	1,718,701
TECO Energy Inc.	9,430	180,490
UIL Holdings Corp.	2,199	77,779
UniSource Energy Corp.	1,599	59,035
Unitil Corp.	478	13,566
Westar Energy Inc.	4,973	143,123
Wisconsin Energy Corp.	10,229	357,606
Xcel Energy Inc.	21,179	585,388

		20,368,712
ELECTRICAL COMPONENTS & EQUIPMENT—0.27%
A123 Systems Inc.(a)(b)	3,157	5,083
Advanced Energy Industries Inc.(a)	1,897	20,355
American Superconductor Corp.(a)(b)	1,945	7,177
Belden Inc.	293	9,751
Encore Wire Corp.	808	20,927
Energizer Holdings Inc.(a)	3,051	236,391
EnerSys Inc.(a)	1,483	38,513
Generac Holdings Inc.(a)	685	19,201
General Cable Corp.(a)	1,093	27,336
GrafTech International Ltd.(a)	5,285	72,140
Hubbell Inc. Class B	2,629	175,775
Insteel Industries Inc.(b)	727	7,990
Littelfuse Inc.	120	5,158
Molex Inc.	5,899	140,750
Powell Industries Inc.(a)(b)	384	12,011
Power-One Inc.(a)	182	712
PowerSecure International Inc.(a)	695	3,440
SunPower Corp.(a)(b)	4,311	26,858
Valence Technology Inc.(a)(b)	1,541	1,510

		831,078
ELECTRONICS—1.00%
Analogic Corp.	142	8,139
Avnet Inc.(a)	6,690	207,992
AVX Corp.	2,097	26,758
Badger Meter Inc.	108	3,178
Bel Fuse Inc. Class B	461	8,644
Benchmark Electronics Inc.(a)(b)	2,644	35,615
Brady Corp. Class A	1,893	59,762
Checkpoint Systems Inc.(a)(b)	1,746	19,101
Coherent Inc.(a)	312	16,308
CTS Corp.	1,495	13,754
Cymer Inc.(a)	996	49,561

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

Daktronics Inc.	1,210	11,580
DDi Corp.	422	3,937
Electro Scientific Industries Inc.(a)	893	12,931
ESCO Technologies Inc.	860	24,751
FEI Co.(a)(b)	128	5,220
Garmin Ltd.(b)	4,376	174,208
Identive Group Inc.(a)	1,685	3,757
InvenSense Inc.(a)	232	2,311
Itron Inc.(a)(b)	1,768	63,241
Jabil Circuit Inc.	1,459	28,684
Kemet Corp.(a)	1,825	12,866
Methode Electronics Inc.	1,609	13,339
Multi-Fineline Electronix Inc.(a)(b)	326	6,699
Newport Corp.(a)(b)	1,119	15,230
OSI Systems Inc.(a)	182	8,878
Park Electrochemical Corp.	902	23,109
PerkinElmer Inc.	4,919	98,380
Plexus Corp.(a)(b)	155	4,244
Rofin-Sinar Technologies Inc.(a)(b)	657	15,012
Rogers Corp.(a)	458	16,882
Sanmina-SCI Corp.(a)(b)	3,506	32,641
Tech Data Corp.(a)	1,893	93,533
Thermo Fisher Scientific Inc.(a)	16,763	753,832
Thomas & Betts Corp.(a)	1,731	94,513
TTM Technologies Inc.(a)(b)	1,726	18,917
Tyco International Ltd.	20,508	957,929
Viasystems Group Inc.(a)	114	1,929
Vishay Intertechnology Inc.(a)	6,300	56,637
Vishay Precision Group Inc.(a)(b)	535	8,549
Watts Water Technologies Inc. Class A	1,184	40,505
X-Rite Inc.(a)(b)	1,144	5,308
Zygo Corp.(a)	586	10,343

		3,068,707
ENERGY - ALTERNATE SOURCES—0.01%
FutureFuel Corp.	522	6,483
Green Plains Renewable Energy Inc.(a)(b)	902	8,804
Headwaters Inc.(a)(b)	2,667	5,921
KiOR Inc. Class A(a)(b)	207	2,107
REX American Resources Corp.(a)	296	6,545
Solazyme Inc.(a)	115	1,368

		31,228
ENGINEERING & CONSTRUCTION—0.32%
AECOM Technology Corp.(a)	2,865	58,933
Aegion Corp.(a)(b)	1,719	26,369
Argan Inc.	269	4,091
Chicago Bridge & Iron Co. NV	1,836	69,401
Dycom Industries Inc.(a)	1,277	26,715
EMCOR Group Inc.	2,910	78,017
Granite Construction Inc.	1,683	39,921
Jacobs Engineering Group Inc.(a)	5,552	225,300
KBR Inc.	6,188	172,460
Layne Christensen Co.(a)(b)	855	20,691
McDermott International Inc.(a)	1,276	14,687
Michael Baker Corp.(a)	364	7,138
MYR Group Inc.(a)	54	1,034
Orion Marine Group Inc.(a)	1,176	7,820
Shaw Group Inc. (The)(a)	3,142	84,520
Sterling Construction Co. Inc.(a)	711	7,657
Tutor Perini Corp.(a)	1,358	16,758
URS Corp.(a)	3,434	120,602
VSE Corp.	179	4,346

		986,460

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

ENTERTAINMENT—0.17%
Bally Technologies Inc.(a)	132	5,222
Churchill Downs Inc.	402	20,956
Cinemark Holdings Inc.	376	6,952
DreamWorks Animation SKG Inc. Class A(a)(b)	3,109	51,594
International Game Technology	6,349	109,203
International Speedway Corp. Class A	1,282	32,499
Isle of Capri Casinos Inc.(a)	921	4,301
Madison Square Garden Inc. Class A(a)(b)	2,625	75,180
Multimedia Games Holding Co. Inc.(a)	1,171	9,298
Penn National Gaming Inc.(a)(b)	2,962	112,763
Pinnacle Entertainment Inc.(a)(b)	2,534	25,745
Regal Entertainment Group Class A	2,356	28,131
Scientific Games Corp. Class A(a)	1,206	11,698
Shuffle Master Inc.(a)	449	5,262
Speedway Motorsports Inc.	514	7,880
Vail Resorts Inc.	327	13,852

		520,536
ENVIRONMENTAL CONTROL—0.41%
Calgon Carbon Corp.(a)	502	7,886
Casella Waste Systems Inc. Class A(a)	146	934
Covanta Holding Corp.	4,640	63,522
Energy Recovery Inc.(a)(b)	1,993	5,142
EnergySolutions Inc.(a)	2,718	8,399
Fuel Tech Inc.(a)	42	276
Heckmann Corp.(a)(b)	2,280	15,162
Met-Pro Corp.	598	5,406
Metalico Inc.(a)	737	2,425
Republic Services Inc.	14,039	386,775
Tetra Tech Inc.(a)	2,163	46,699
US Ecology Inc.	44	826
Waste Connections Inc.	613	20,315
Waste Management Inc.	20,741	678,438
WCA Waste Corp.(a)	682	4,440

		1,246,645
FOOD—2.07%
Arden Group Inc. Class A	21	1,890
B&G Foods Inc. Class A	891	21,446
Cal-Maine Foods Inc.	581	21,247
Campbell Soup Co.	1,877	62,392
Chefs’ Warehouse Inc. (The)(a)	197	3,518
Chiquita Brands International Inc.(a)	1,978	16,497
ConAgra Foods Inc.	15,636	412,790
Corn Products International Inc.	643	33,815
Dean Foods Co.(a)(b)	7,982	89,398
Dole Food Co. Inc.(a)(b)	1,270	10,986
Fresh Del Monte Produce Inc.	1,588	39,716
General Mills Inc.	6,867	277,495
H.J. Heinz Co.	5,856	316,458
Hain Celestial Group Inc.(a)(b)	1,176	43,112
Hershey Co. (The)	1,683	103,976
Hormel Foods Corp.	2,807	82,217
Imperial Sugar Co.	535	1,910
Ingles Markets Inc. Class A	548	8,253

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

J.M. Smucker Co. (The)	5,076	396,791
Kellogg Co.	696	35,197
Kraft Foods Inc. Class A	72,248	2,699,185
Kroger Co. (The)	6,286	152,247
McCormick & Co. Inc. NVS	1,825	92,017
Nash-Finch Co.	527	15,431
Pilgrim’s Pride Corp.(a)(b)	2,204	12,695
Ralcorp Holdings Inc.(a)	2,409	205,970
Ruddick Corp.	984	41,958
Safeway Inc.	15,481	325,720
Sanderson Farms Inc.	964	48,325
Sara Lee Corp.	4,335	82,018
Seaboard Corp.(a)	13	26,468
Seneca Foods Corp. Class A(a)	402	10,380
Smart Balance Inc.(a)	1,365	7,316
Smithfield Foods Inc.(a)	7,282	176,807
Snyders-Lance Inc.	2,057	46,283
Spartan Stores Inc.	996	18,426
SUPERVALU Inc.	9,238	75,013
Tootsie Roll Industries Inc.	81	1,917
TreeHouse Foods Inc.(a)	636	41,582
Tyson Foods Inc. Class A	13,171	271,849
Village Super Market Inc. Class A	272	7,738
Weis Markets Inc.	478	19,091
Winn-Dixie Stores Inc.(a)(b)	2,431	22,803

		6,380,343
FOREST PRODUCTS & PAPER—0.34%
Boise Inc.	4,048	28,822
Buckeye Technologies Inc.	1,736	58,052
Clearwater Paper Corp.(a)	1,004	35,752
Domtar Corp.	1,599	127,856
International Paper Co.	15,074	446,190
KapStone Paper and Packaging Corp.(a)	1,706	26,852
MeadWestvaco Corp.	7,430	222,529
Neenah Paper Inc.	319	7,120
P.H. Glatfelter Co.	1,899	26,814
Schweitzer-Mauduit International Inc.	700	46,522
Verso Paper Corp.(a)(b)	651	625
Wausau Paper Corp.	2,141	17,685

		1,044,819
GAS—0.90%
AGL Resources Inc.	5,090	215,103
Atmos Energy Corp.	3,940	131,399
CenterPoint Energy Inc.	18,616	373,995
Chesapeake Utilities Corp.	416	18,034
Laclede Group Inc. (The)	976	39,499
New Jersey Resources Corp.	1,803	88,708
NiSource Inc.	12,229	291,172
Northwest Natural Gas Co.	1,162	55,695
Piedmont Natural Gas Co.	3,131	106,391
Questar Corp.	7,744	153,796
Sempra Energy	10,475	576,125
South Jersey Industries Inc.	1,070	60,787
Southern Union Co.	5,460	229,921
Southwest Gas Corp.	1,999	84,938
UGI Corp.	4,871	143,207
Vectren Corp.	3,567	107,830
WGL Holdings Inc.	2,235	98,832

		2,775,432

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

HAND & MACHINE TOOLS—0.28%
Franklin Electric Co. Inc.	66	2,875
Kennametal Inc.	3,156	115,257
Lincoln Electric Holdings Inc.	1,418	55,472
Regal Beloit Corp.	1,682	85,732
Snap-on Inc.	2,083	105,442
Stanley Black & Decker Inc.	7,354	497,130

		861,908
HEALTH CARE - PRODUCTS—0.93%
Accuray Inc.(a)	357	1,510
Affymetrix Inc.(a)	3,068	12,548
Alere Inc.(a)(b)	3,725	86,010
Alphatec Holdings Inc.(a)(b)	2,348	4,039
AngioDynamics Inc.(a)	1,102	16,321
Baxter International Inc.	2,486	123,007
BG Medicine Inc.(a)	32	151
BIOLASE Technology Inc.(a)(b)	970	2,493
BioMimetic Therapeutics Inc.(a)(b)	498	1,419
Boston Scientific Corp.(a)	66,873	357,102
Cantel Medical Corp.	568	15,864
CardioNet Inc.(a)	789	1,870
CareFusion Corp.(a)	6,735	171,136
Cerus Corp.(a)	303	848
Chindex International Inc.(a)(b)	281	2,394
Columbia Laboratories Inc.(a)	605	1,513
CONMED Corp.(a)	1,233	31,651
Cooper Companies Inc. (The)	1,473	103,876
Covidien PLC	10,107	454,916
CryoLife Inc.(a)	1,139	5,467
Cynosure Inc. Class A(a)	421	4,951
Exactech Inc.(a)	108	1,779
Greatbatch Inc.(a)	1,015	22,432
Hanger Orthopedic Group Inc.(a)	694	12,971
Henry Schein Inc.(a)	1,894	122,030
Hill-Rom Holdings Inc.	256	8,625
Hologic Inc.(a)	11,470	200,840
Hospira Inc.(a)	1,176	35,715
ICU Medical Inc.(a)	399	17,955
Invacare Corp.	1,176	17,981
IRIS International Inc.(a)	222	2,076
Medical Action Industries Inc.(a)	401	2,097
Medtronic Inc.	6,419	245,527
Natus Medical Inc.(a)	607	5,724
Palomar Medical Technologies Inc.(a)	827	7,691
QIAGEN NV(a)	10,270	141,829
Solta Medical Inc.(a)	2,639	8,286
Staar Surgical Co.(a)	205	2,150
SurModics Inc.(a)	664	9,734
Symmetry Medical Inc.(a)(b)	1,186	9,476
Teleflex Inc.	1,755	107,564
Uroplasty Inc.(a)(b)	115	489
West Pharmaceutical Services Inc.	659	25,009
Wright Medical Group Inc.(a)(b)	1,699	28,034
Young Innovations Inc.	160	4,741
Zeltiq Aesthetics Inc.(a)(b)	123	1,397
Zimmer Holdings Inc.(a)(b)	7,840	418,813

		2,860,051

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

HEALTH CARE - SERVICES—2.09%
Aetna Inc.	16,599	700,312
Almost Family Inc.(a)	358	5,936
Amedisys Inc.(a)(b)	1,283	13,998
American Dental Partners Inc.(a)(b)	652	12,277
AMERIGROUP Corp.(a)	638	37,693
AmSurg Corp.(a)(b)	1,361	35,440
Assisted Living Concepts Inc. Class A	848	12,627
Brookdale Senior Living Inc.(a)	551	9,582
Capital Senior Living Corp.(a)(b)	811	6,439
Centene Corp.(a)	816	32,305
Cigna Corp.	12,488	524,496
Community Health Systems Inc.(a)	4,135	72,156
Coventry Health Care Inc.(a)	6,491	197,132
Five Star Quality Care Inc.(a)	2,123	6,369
Gentiva Health Services Inc.(a)	1,331	8,984
HCA Holdings Inc.(a)	1,914	42,165
Health Net Inc.(a)	3,638	110,668
HealthSouth Corp.(a)	4,142	73,189
HealthSpring Inc.(a)	1,351	73,684
Healthways Inc.(a)	1,479	10,146
Humana Inc.	7,366	645,335
Kindred Healthcare Inc.(a)	2,263	26,636
LHC Group Inc.(a)	652	8,365
LifePoint Hospitals Inc.(a)	2,115	78,572
Magellan Health Services Inc.(a)	1,252	61,936
Molina Healthcare Inc.(a)	478	10,674
National Healthcare Corp.	446	18,687
Neostem Inc.(a)(b)	163	83
Quest Diagnostics Inc.	562	32,630
Select Medical Holdings Corp.(a)(b)	1,509	12,796
Skilled Healthcare Group Inc. Class A(a)(b)	785	4,286
Sun Healthcare Group Inc.(a)	1,090	4,229
Sunrise Senior Living Inc.(a)	626	4,056
Tenet Healthcare Corp.(a)(b)	18,014	92,412
Triple-S Management Corp. Class B(a)	861	17,237
UnitedHealth Group Inc.	47,372	2,400,813
Universal American Corp.	1,431	18,188
Vanguard Health Systems Inc.(a)	863	8,820
WellPoint Inc.	15,214	1,007,928

		6,439,281
HOLDING COMPANIES - DIVERSIFIED—0.27%
American Capital Ltd.(a)	15,381	103,514
Apollo Investment Corp.	8,531	54,940
Ares Capital Corp.	8,941	138,138
Arlington Asset Investment Corp. Class A	280	5,972
BlackRock Kelso Capital Corp.(c)	3,050	24,888
Capital Southwest Corp.	128	10,438
Compass Diversified Holdings	1,758	21,782
Fifth Street Finance Corp.(b)	3,243	31,035
Gladstone Capital Corp.	916	6,989
Gladstone Investment Corp.	961	6,986
Golub Capital BDC Inc.	446	6,913
Harbinger Group Inc.(a)	394	1,580
Horizon Pharma Inc.(a)	32	128
Kohlberg Capital Corp.	832	5,250
Leucadia National Corp.	8,654	196,792
Main Street Capital Corp.(b)	989	21,006
MCG Capital Corp.	3,355	13,386
Medallion Financial Corp.	641	7,295

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

MVC Capital Inc.	1,045	12,111
New Mountain Finance Corp.	316	4,238
NGP Capital Resources Co.	942	6,773
PennantPark Investment Corp.	1,985	20,029
Primoris Services Corp.	148	2,210
Prospect Capital Corp.	4,854	45,094
Solar Capital Ltd.	1,588	35,079
THL Credit Inc.	394	4,811
TICC Capital Corp.	1,432	12,387
Triangle Capital Corp.	965	18,451

		818,215
HOME BUILDERS—0.29%
Beazer Homes USA Inc.(a)(b)	3,235	8,023
Cavco Industries Inc.(a)	297	11,898
D.R. Horton Inc.	12,227	154,182
Hovnanian Enterprises Inc. Class A(a)(b)	2,667	3,867
KB Home	3,351	22,519
Lennar Corp. Class A	7,000	137,550
M.D.C. Holdings Inc.(b)	1,633	28,790
M/I Homes Inc.(a)	820	7,872
Meritage Homes Corp.(a)(b)	1,217	28,222
NVR Inc.(a)(b)	219	150,234
PulteGroup Inc.(a)	14,872	93,842
Ryland Group Inc. (The)	1,932	30,448
Skyline Corp.	298	1,296
Standard-Pacific Corp.(a)(b)	4,622	14,698
Thor Industries Inc.	1,925	52,803
Toll Brothers Inc.(a)	6,428	131,260

		877,504
HOME FURNISHINGS—0.09%
American Woodmark Corp.	393	5,368
Ethan Allen Interiors Inc.	681	16,147
Furniture Brands International Inc.(a)	1,826	2,246
Harman International Industries Inc.	1,035	39,371
Kimball International Inc. Class B	1,364	6,916
La-Z-Boy Inc.(a)	2,254	26,823
Sealy Corp.(a)(b)	2,153	3,703
Select Comfort Corp.(a)	310	6,724
Skullcandy Inc.(a)(b)	272	3,405
Universal Electronics Inc.(a)	401	6,765
VOXX International Corp.(a)(b)	815	6,887
Whirlpool Corp.	3,340	158,483

		282,838
HOUSEHOLD PRODUCTS & WARES—0.35%
A.T. Cross Co. Class A(a)	34	383
ACCO Brands Corp.(a)(b)	2,401	23,170
American Greetings Corp. Class A	1,653	20,679
Avery Dennison Corp.	4,382	125,676
Blyth Inc.	226	12,837
Central Garden & Pet Co. Class A(a)	1,872	15,575
Church & Dwight Co. Inc.	2,626	120,166
Clorox Co. (The)	5,494	365,681
CSS Industries Inc.	349	6,952
Ennis Inc.	1,134	15,116
Helen of Troy Ltd.(a)	1,344	41,261
Jarden Corp.	4,003	119,610
Kimberly-Clark Corp.	2,127	156,462

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

Prestige Brands Holdings Inc.(a)(b)	2,190	24,681
Scotts Miracle-Gro Co. (The) Class A	269	12,559
Spectrum Brands Holdings Inc.(a)	153	4,192
Summer Infant Inc.(a)(b)	581	4,090

		1,069,090
HOUSEWARES—0.07%
Lifetime Brands Inc.	404	4,905
Newell Rubbermaid Inc.	12,773	206,284

		211,189
INSURANCE—7.31%
ACE Ltd.	14,755	1,034,621
Aflac Inc.	20,455	884,883
Alleghany Corp.(a)	288	82,163
Allied World Assurance Co. Holdings Ltd.	1,652	103,960
Allstate Corp. (The)	22,875	627,004
Alterra Capital Holdings Ltd.(b)	3,952	93,386
American Equity Investment Life Holding Co.	2,591	26,946
American Financial Group Inc.	3,507	129,373
American International Group Inc.(a)	19,335	448,572
American National Insurance Co.	299	21,836
American Safety Insurance Holdings Ltd.(a)	457	9,940
Amerisafe Inc.(a)	801	18,623
AmTrust Financial Services Inc.	916	21,755
Aon Corp.	14,458	676,634
Arch Capital Group Ltd.(a)	5,778	215,115
Argo Group International Holdings Ltd.	1,195	34,607
Arthur J. Gallagher & Co.	4,820	161,181
Aspen Insurance Holdings Ltd.	3,083	81,699
Assurant Inc.	4,237	173,971
Assured Guaranty Ltd.	8,037	105,606
Axis Capital Holdings Ltd.	5,685	181,693
Baldwin & Lyons Inc. Class B	364	7,935
Berkshire Hathaway Inc. Class B(a)	76,534	5,839,544
Brown & Brown Inc.	5,077	114,892
Chubb Corp. (The)	12,795	885,670
Cincinnati Financial Corp.	6,418	195,492
Citizens Inc.(a)(b)	1,615	15,649
CNA Financial Corp.	1,161	31,057
CNO Financial Group Inc.(a)	9,654	60,917
Delphi Financial Group Inc. Class A	2,101	93,074
Donegal Group Inc. Class A	337	4,772
eHealth Inc.(a)(b)	932	13,700
EMC Insurance Group Inc.	208	4,279
Employers Holdings Inc.(b)	1,523	27,551
Endurance Specialty Holdings Ltd.	1,764	67,473
Enstar Group Ltd.(a)	300	29,460
Everest Re Group Ltd.	2,016	169,525
FBL Financial Group Inc. Class A	559	19,017
Fidelity National Financial Inc. Class A	9,802	156,146
First American Financial Corp.	4,580	58,029
Flagstone Reinsurance Holdings SA(b)	2,149	17,815
Fortegra Financial Corp.(a)	254	1,697
Genworth Financial Inc. Class A(a)	21,505	140,858
Global Indemnity PLC(a)	589	11,680
Greenlight Capital Re Ltd. Class A(a)	945	22,368
Hallmark Financial Services Inc.(a)	312	2,181
Hanover Insurance Group Inc. (The)	1,979	69,166
Harleysville Group Inc.	531	30,039
Hartford Financial Services Group Inc. (The)	19,487	316,664

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

HCC Insurance Holdings Inc.	4,668	128,370
Hilltop Holdings Inc.(a)	1,734	14,652
Horace Mann Educators Corp.	1,736	23,801
Independence Holding Co.(b)	320	2,602
Infinity Property and Casualty Corp.	540	30,640
Kansas City Life Insurance Co.	182	5,973
Kemper Corp.	2,177	63,590
Lincoln National Corp.	13,697	265,996
Loews Corp.	13,860	521,829
Maiden Holdings Ltd.	2,201	19,281
Markel Corp.(a)	426	176,649
Marsh & McLennan Companies Inc.	23,989	758,532
MBIA Inc.(a)(b)	6,433	74,558
Meadowbrook Insurance Group Inc.	2,319	24,767
Mercury General Corp.	1,117	50,958
MetLife Inc.	35,917	1,119,892
MGIC Investment Corp.(a)	8,171	30,478
Montpelier Re Holdings Ltd.	2,716	48,209
National Interstate Corp.	330	8,141
National Western Life Insurance Co. Class A	96	13,071
Navigators Group Inc. (The)(a)(b)	508	24,221
Old Republic International Corp.	11,329	105,020
OneBeacon Insurance Group Ltd.(b)	966	14,867
PartnerRe Ltd.	2,949	189,355
Phoenix Companies Inc. (The)(a)	5,150	8,652
Platinum Underwriters Holdings Ltd.(b)	1,623	55,361
Presidential Life Corp.	917	9,161
Primerica Inc.	1,481	34,418
Principal Financial Group Inc.	13,354	328,508
ProAssurance Corp.	1,333	106,400
Progressive Corp. (The)	27,149	529,677
Protective Life Corp.	3,734	84,239
Prudential Financial Inc.	21,256	1,065,351
Radian Group Inc.	5,796	13,563
Reinsurance Group of America Inc.	3,243	169,447
RenaissanceRe Holdings Ltd.(b)	2,261	168,151
RLI Corp.	794	57,851
Safety Insurance Group Inc.	549	22,224
SeaBright Insurance Holdings Inc.	871	6,663
Selective Insurance Group Inc.	2,352	41,701
StanCorp Financial Group Inc.	1,970	72,397
State Auto Financial Corp.	559	7,597
Stewart Information Services Corp.	774	8,940
Symetra Financial Corp.	2,942	26,684
Torchmark Corp.	4,586	198,987
Tower Group Inc.	1,606	32,393
Transatlantic Holdings Inc.	2,515	137,646
Travelers Companies Inc. (The)	18,319	1,083,935
United Fire & Casualty Co.	938	18,929
Universal Insurance Holdings Inc.	816	2,921
Unum Group	12,799	269,675
Validus Holdings Ltd.(b)	2,900	91,350
W.R. Berkley Corp.	5,016	172,500
White Mountains Insurance Group Ltd.(b)	300	136,038
XL Group PLC	13,527	267,429

		22,484,458
INTERNET—0.85%
1-800-FLOWERS.COM Inc.(a)	1,038	2,284
Angie’s List Inc.(a)(b)	215	3,461
AOL Inc.(a)	4,278	64,598
Archipelago Learning Inc.(a)	237	2,292

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

Bankrate Inc.(a)	268	5,762
Blue Coat Systems Inc.(a)(b)	1,188	30,235
Boingo Wireless Inc.(a)	66	568
DealerTrack Holdings Inc.(a)	245	6,679
Digital River Inc.(a)	1,399	21,013
EarthLink Inc.	4,791	30,854
eBay Inc.(a)	22,886	694,132
ePlus Inc.(a)(b)	159	4,497
eResearchTechnology Inc.(a)	1,034	4,849
Expedia Inc.	1,754	50,901
Global Sources Ltd.(a)(b)	25	121
Groupon Inc.(a)(b)	346	7,138
HomeAway Inc.(a)	151	3,511
IAC/InterActiveCorp	3,317	141,304
ICG Group Inc.(a)(b)	1,505	11,619
InfoSpace Inc.(a)	1,538	16,903
Internap Network Services Corp.(a)	316	1,877
KIT Digital Inc.(a)(b)	1,720	14,534
Liberty Interactive Corp. Series A(a)	26,302	426,487
Limelight Networks Inc.(a)(b)	452	1,338
ModusLink Global Solutions Inc.	1,753	9,466
Openwave Systems Inc.(a)(b)	2,597	4,103
Orbitz Worldwide Inc.(a)	911	3,425
Pandora Media Inc.(a)(b)	316	3,163
Perficient Inc.(a)	309	3,093
QuinStreet Inc.(a)(b)	1,057	9,894
RealNetworks Inc.	945	7,087
S1 Corp.(a)	1,898	18,164
Safeguard Scientifics Inc.(a)(b)	900	14,211
Support.com Inc.(a)(b)	802	1,804
TechTarget Inc.(a)	182	1,063
TeleCommunication Systems Inc.(a)	1,169	2,747
TripAdvisor Inc.(a)	1,754	44,218
United Online Inc.	3,860	20,998
XO Group Inc.(a)	608	5,071
Yahoo! Inc.(a)	56,983	919,136

		2,614,600
IRON & STEEL—0.33%
AK Steel Holding Corp.	3,836	31,685
Commercial Metals Co.	5,027	69,524
Nucor Corp.	13,826	547,095
Reliance Steel & Aluminum Co.	2,796	136,137
Schnitzer Steel Industries Inc. Class A	687	29,046
Shiloh Industries Inc.(a)	234	1,961
Steel Dynamics Inc.	2,567	33,756
United States Steel Corp.	6,308	166,910
Universal Stainless & Alloy Products Inc.(a)	309	11,544

		1,027,658
LEISURE TIME—0.25%
Ambassadors Group Inc.	593	2,674
Arctic Cat Inc.(a)	530	11,951
Black Diamond Inc.(a)(b)	577	4,310
Callaway Golf Co.(b)	2,805	15,512
Carnival Corp.	18,652	608,801
Johnson Outdoors Inc. Class A(a)(b)	210	3,224
Life Time Fitness Inc.(a)	173	8,088
Marine Products Corp.(a)(b)	232	1,151
Royal Caribbean Cruises Ltd.	2,598	64,352
Town Sports International Holdings Inc.(a)(b)	516	3,793
WMS Industries Inc.(a)(b)	2,493	51,156

		775,012

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

LODGING—0.20%
Boyd Gaming Corp.(a)(b)	2,385	17,792
Choice Hotels International Inc.	1,143	43,491
Gaylord Entertainment Co.(a)	1,552	37,465
Hyatt Hotels Corp. Class A(a)(b)	1,827	68,768
Marcus Corp.	902	11,374
MGM Resorts International(a)	11,956	124,701
Monarch Casino & Resort Inc.(a)	388	3,954
Morgans Hotel Group Co.(a)	609	3,593
Orient-Express Hotels Ltd. Class A(a)(b)	4,150	31,001
Red Lion Hotels Corp.(a)(b)	639	4,428
Wyndham Worldwide Corp.	6,743	255,088

		601,655
MACHINERY—0.26%
AGCO Corp.(a)	4,139	177,853
Alamo Group Inc.	283	7,621
Albany International Corp. Class A	972	22,473
Astec Industries Inc.(a)(b)	868	27,958
Briggs & Stratton Corp.	2,196	34,016
Cascade Corp.	378	17,830
CNH Global NV(a)	1,153	41,496
Cognex Corp.	330	11,811
Columbus McKinnon Corp.(a)	176	2,233
Flow International Corp.(a)(b)	255	893
Flowserve Corp.	219	21,751
Gerber Scientific Inc. Escrow(a)(d)	1,091	11
Global Power Equipment Group Inc.(a)	341	8,099
Hurco Companies Inc.(a)(b)	281	5,901
IDEX Corp.	375	13,916
Intermec Inc.(a)	2,586	17,740
Intevac Inc.(a)	994	7,356
Kadant Inc.(a)	390	8,818
NACCO Industries Inc. Class A	254	22,662
Robbins & Myers Inc.	1,719	83,457
Tecumseh Products Co. Class A(a)	805	3,784
Terex Corp.(a)(b)	4,770	64,443
Xylem Inc.	8,035	206,419

		808,541
MANUFACTURING—3.64%
3M Co.	3,634	297,007
A.O. Smith Corp.	1,655	66,399
Actuant Corp. Class A	2,512	56,997
American Railcar Industries Inc.(a)	424	10,146
AptarGroup Inc.	2,954	154,110
Barnes Group Inc.	2,371	57,165
Brink’s Co. (The)	273	7,338
Carlisle Companies Inc.	2,454	108,712
Ceradyne Inc.(a)	1,084	29,030
Chase Corp.	279	3,878
CLARCOR Inc.	108	5,399
Cooper Industries PLC	2,492	134,942
Crane Co.	2,124	99,212
Dover Corp.	1,808	104,954
Eastman Kodak Co.(a)(b)	10,921	7,093
Eaton Corp.	9,271	403,567

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

EnPro Industries Inc.(a)	513	16,919
Federal Signal Corp.(a)(b)	2,475	10,271
FreightCar America Inc.(a)	532	11,145
General Electric Co.	463,663	8,304,204
GP Strategies Corp.(a)	453	6,106
Handy & Harman Ltd.(a)	218	2,158
Harsco Corp.	3,203	65,918
Hexcel Corp.(a)	657	15,906
Illinois Tool Works Inc.	1,282	59,882
Ingersoll-Rand PLC	2,836	86,413
ITT Corp.	4,014	77,591
John Bean Technologies Corp.	90	1,383
Leggett & Platt Inc.	1,549	35,689
Lydall Inc.(a)(b)	749	7,108
Metabolix Inc.(a)(b)	421	1,916
Movado Group Inc.	753	13,682
Myers Industries Inc.	1,277	15,758
NL Industries Inc.	15	195
Parker Hannifin Corp.	3,890	296,613
Pentair Inc.	4,320	143,813
Smith & Wesson Holding Corp.(a)(b)	1,734	7,560
SPX Corp.	1,612	97,155
Standex International Corp.	442	15,103
STR Holdings Inc.(a)(b)	1,316	10,831
Textron Inc.	11,375	210,324
Tredegar Corp.	1,036	23,020
Trinity Industries Inc.	3,483	104,699

		11,187,311
MEDIA—3.28%
A.H. Belo Corp. Class A	785	3,729
Belo Corp. Class A	2,842	17,905
Cambium Learning Group Inc.(a)(b)	719	2,171
CBS Corp. Class B NVS	24,719	670,874
Central European Media Enterprises Ltd. Class A(a)(b)	1,596	10,406
Comcast Corp. Class A	68,015	1,612,636
Courier Corp.	448	5,255
Crown Media Holdings Inc. Class A(a)(b)	1,216	1,471
Cumulus Media Inc. Class A(a)	1,355	4,526
Dial Global Inc.(a)(b)	219	699
Digital Domain Media Group Inc.(a)(b)	75	456
Digital Generation Inc.(a)	278	3,314
DISH Network Corp. Class A	2,170	61,802
Dolan Co. (The)(a)(b)	1,323	11,272
E.W. Scripps Co. (The) Class A(a)	1,483	11,879
Entercom Communications Corp.(a)(b)	1,053	6,476
Entravision Communications Corp. Class A	908	1,416
Fisher Communications Inc.(a)(b)	384	11,071
Gannett Co. Inc.	10,517	140,612
Gray Television Inc.(a)	2,126	3,444
Journal Communications Inc. Class A(a)(b)	1,881	8,276
Knology Inc.(a)	89	1,264
Liberty Media Corp. Series A(a)	5,121	399,694
Lin TV Corp. Class A(a)(b)	1,231	5,207
Martha Stewart Living Omnimedia Inc. Class A(b)	1,185	5,214
McClatchy Co. (The) Class A(a)(b)	2,513	6,006
McGraw-Hill Companies Inc. (The)	2,351	105,724
Meredith Corp.	1,582	51,652
New York Times Co. (The) Class A(a)(b)	5,973	46,171
News Corp. Class A NVS	100,380	1,790,779
Nexstar Broadcasting Group Inc.(a)	358	2,807
Nielsen Holdings NV(a)	488	14,489

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

Outdoor Channel Holdings Inc.	586	4,372
Saga Communications Inc. Class A(a)	157	5,869
Scholastic Corp.	1,160	34,765
Sinclair Broadcast Group Inc. Class A	2,038	23,090
Thomson Reuters Corp.	8,687	231,682
Time Warner Inc.	43,766	1,581,703
Value Line Inc.	7	72
Walt Disney Co. (The)	82,643	3,099,112
Washington Post Co. (The) Class B	217	81,768
World Wrestling Entertainment Inc. Class A	155	1,445

		10,082,575
METAL FABRICATE & HARDWARE—0.08%
A.M. Castle & Co.(a)	728	6,887
Ampco-Pittsburgh Corp.	338	6,537
CIRCOR International Inc.	278	9,816
Haynes International Inc.	119	6,497
Kaydon Corp.	1,419	43,280
L.B. Foster Co. Class A	415	11,740
Lawson Products Inc.	152	2,345
Mueller Industries Inc.	1,424	54,710
Mueller Water Products Inc. Class A	6,768	16,514
Northwest Pipe Co.(a)	404	9,236
Olympic Steel Inc.	404	9,421
RBC Bearings Inc.(a)	198	8,257
RTI International Metals Inc.(a)	1,139	26,436
Timken Co. (The)	594	22,994
Worthington Industries Inc.	944	15,463

		250,133
MINING—0.71%
Alcoa Inc.	46,540	402,571
Century Aluminum Co.(a)	2,245	19,105
Coeur d’Alene Mines Corp.(a)	3,643	87,942
Golden Minerals Co.(a)	84	488
Golden Star Resources Ltd.(a)(b)	11,259	18,577
Horsehead Holding Corp.(a)(b)	1,805	16,263
Jaguar Mining Inc.(a)(b)	3,674	23,440
Kaiser Aluminum Corp.	402	18,444
Materion Corp.(a)	819	19,885
Newmont Mining Corp.	21,268	1,276,293
Revett Minerals Inc.(a)	489	2,308
Thompson Creek Metals Co. Inc.(a)	6,651	46,291
Titanium Metals Corp.	1,736	26,005
United States Lime & Minerals Inc.(a)	91	5,470
Ur-Energy Inc.(a)	816	701
USEC Inc.(a)(b)	4,849	5,528
Vista Gold Corp.(a)(b)	2,607	8,004
Vulcan Materials Co.	5,653	222,446

		2,199,761
OFFICE & BUSINESS EQUIPMENT—0.21%
Pitney Bowes Inc.	8,036	148,988
Xerox Corp.	61,297	487,924

		636,912
OFFICE FURNISHINGS—0.01%
CompX International Inc.	46	677
Steelcase Inc. Class A	3,080	22,977

		23,654

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

OIL & GAS—10.01%
Alon USA Energy Inc.	118	1,028
Anadarko Petroleum Corp.	18,449	1,408,212
Apache Corp.	11,939	1,081,435
Approach Resources Inc.(a)	334	9,823
Atwood Oceanics Inc.(a)	1,761	70,070
Bill Barrett Corp.(a)	1,899	64,699
BPZ Resources Inc.(a)(b)	3,307	9,392
CAMAC Energy Inc.(a)(b)	2,550	2,576
Chesapeake Energy Corp.	28,767	641,216
Chevron Corp.	82,877	8,818,113
Cimarex Energy Co.	2,741	169,668
Cobalt International Energy Inc.(a)	356	5,525
Comstock Resources Inc.(a)	2,074	31,732
ConocoPhillips	58,050	4,230,104
Crimson Exploration Inc.(a)	951	2,720
Delek US Holdings Inc.	618	7,051
Denbury Resources Inc.(a)	2,920	44,092
Devon Energy Corp.	18,498	1,146,876
Diamond Offshore Drilling Inc.	1,584	87,532
Endeavour International Corp.(a)(b)	1,617	14,052
Energen Corp.	3,167	158,350
Energy Partners Ltd.(a)(b)	1,260	18,396
EQT Corp.	3,577	195,984
EXCO Resources Inc.	545	5,695
Exxon Mobil Corp.	56,428	4,782,837
Forest Oil Corp.(a)	1,063	14,404
Gastar Exploration Ltd.(a)	2,528	8,039
GeoResources Inc.(a)(b)	533	15,622
GMX Resources Inc.(a)(b)	1,773	2,216
Harvest Natural Resources Inc.(a)(b)	1,477	10,900
Helmerich & Payne Inc.	303	17,683
Hercules Offshore Inc.(a)(b)	5,015	22,267
Hess Corp.	13,270	753,736
Kosmos Energy Ltd.(a)(b)	229	2,808
Marathon Oil Corp.	31,143	911,556
Marathon Petroleum Corp.	15,575	518,492
Miller Energy Resources Inc.(a)	1,352	3,772
Murphy Oil Corp.	7,169	399,600
Nabors Industries Ltd.(a)	12,567	217,912
Newfield Exploration Co.(a)	2,477	93,457
Noble Energy Inc.	6,168	582,198
Occidental Petroleum Corp.	25,306	2,371,172
Parker Drilling Co.(a)	5,081	36,431
Patterson-UTI Energy Inc.	6,039	120,659
Penn Virginia Corp.	1,989	10,522
PetroCorp Inc. Escrow(a)(d)	190	—
Petroleum Development Corp.(a)(b)	1,023	35,918
PetroQuest Energy Inc.(a)(b)	1,868	12,329
Pioneer Natural Resources Co.	960	85,901
Plains Exploration & Production Co.(a)	6,164	226,342
QEP Resources Inc.	1,654	48,462
Quicksilver Resources Inc.(a)(b)	4,794	32,168
Rex Energy Corp.(a)(b)	219	3,232
Rowan Companies Inc.(a)	4,674	141,762
SM Energy Co.	532	38,889
Sunoco Inc.	4,718	193,532
Swift Energy Co.(a)	1,847	54,893
Tesoro Corp.(a)	6,270	146,467

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

Triangle Petroleum Corp.(a)(b)	970	5,791
U.S. Energy Corp.(a)	1,062	3,090
Unit Corp.(a)(b)	1,826	84,726
VAALCO Energy Inc.(a)(b)	1,958	11,826
Valero Energy Corp.	24,946	525,113
Vantage Drilling Co.(a)	7,606	8,823
Venoco Inc.(a)	985	6,668
Voyager Oil & Gas Inc.(a)	552	1,419
Warren Resources Inc.(a)	2,624	8,554
Western Refining Inc.(a)	140	1,861

		30,798,390
OIL & GAS SERVICES—0.76%
Baker Hughes Inc.	11,446	556,733
C&J Energy Services Inc.(a)	248	5,191
Cal Dive International Inc.(a)(b)	1,596	3,591
Cameron International Corp.(a)	2,830	139,208
Dawson Geophysical Co.(a)	250	9,882
Exterran Holdings Inc.(a)(b)	2,784	25,334
Gulf Island Fabrication Inc.	533	15,569
Helix Energy Solutions Group Inc.(a)(b)	4,616	72,933
Hornbeck Offshore Services Inc.(a)(b)	1,357	42,094
Key Energy Services Inc.(a)	565	8,741
Matrix Service Co.(a)(b)	985	9,298
Mitcham Industries Inc.(a)	234	5,111
National Oilwell Varco Inc.	18,501	1,257,883
Natural Gas Services Group Inc.(a)	536	7,751
Newpark Resources Inc.(a)(b)	3,660	34,770
Oil States International Inc.(a)	355	27,111
Pioneer Drilling Co.(a)	641	6,205
SEACOR Holdings Inc.(a)	945	84,067
Tesco Corp.(a)	248	3,135
Tetra Technologies Inc.(a)	2,977	27,805
Union Drilling Inc.(a)	637	3,975
Willbros Group Inc.(a)	1,378	5,057

		2,351,444
PACKAGING & CONTAINERS—0.25%
Bemis Co. Inc.	4,600	138,368
Graphic Packaging Holding Co.(a)	877	3,736
Greif Inc. Class A	1,664	75,795
Owens-Illinois Inc.(a)	7,156	138,683
Packaging Corp. of America	426	10,752
Sealed Air Corp.	8,423	144,960
Sonoco Products Co.	4,349	143,343
Temple-Inland Inc.	3,494	110,795

		766,432
PHARMACEUTICALS—8.08%
Abbott Laboratories	4,151	233,411
Allos Therapeutics Inc.(a)	662	940
Anacor Pharmaceuticals Inc.(a)	28	174
Array BioPharma Inc.(a)	1,386	2,994
AVANIR Pharmaceuticals Inc. Class A(a)(b)	551	1,129
BioScrip Inc.(a)	444	2,424
Bristol-Myers Squibb Co.	74,591	2,628,587
Cardinal Health Inc.	7,661	311,113
Clovis Oncology Inc.(a)	124	1,747
Cornerstone Therapeutics Inc.(a)	330	1,848
Cytori Therapeutics Inc.(a)(b)	570	1,254

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

DENTSPLY International Inc.	3,637	127,259
DURECT Corp.(a)(b)	246	290
Dyax Corp.(a)	774	1,053
Eli Lilly and Co.	29,905	1,242,852
Forest Laboratories Inc.(a)	11,691	353,770
Furiex Pharmaceuticals Inc.(a)(b)	430	7,185
Hi-Tech Pharmacal Co. Inc.(a)	311	12,095
Idenix Pharmaceuticals Inc.(a)(b)	1,925	14,332
Impax Laboratories Inc.(a)	247	4,982
Johnson & Johnson	95,395	6,256,004
K-V Pharmaceutical Co. Class A(a)(b)	758	1,061
Lannett Co. Inc.(a)(b)	489	2,161
Mead Johnson Nutrition Co. Class A	7,304	502,004
Medicis Pharmaceutical Corp. Class A	473	15,727
Merck & Co. Inc.	134,947	5,087,502
Mylan Inc.(a)	1,817	38,993
Nektar Therapeutics(a)(b)	1,833	10,256
Neurocrine Biosciences Inc.(a)	607	5,159
Nutraceutical International Corp.(a)	404	4,573
Omega Protein Corp.(a)	760	5,419
Omnicare Inc.	5,096	175,557
Par Pharmaceutical Companies Inc.(a)	484	15,841
Patterson Companies Inc.	2,461	72,649
Pfizer Inc.	345,433	7,475,170
PharMerica Corp.(a)	1,278	19,400
Progenics Pharmaceuticals Inc.(a)	330	2,818
Rigel Pharmaceuticals Inc.(a)	708	5,586
Savient Pharmaceuticals Inc.(a)(b)	894	1,994
Schiff Nutrition International Inc.(a)	377	4,034
Theravance Inc.(a)(b)	496	10,962
Vanda Pharmaceuticals Inc.(a)	76	362
VCA Antech Inc.(a)	3,763	74,319
ViroPharma Inc.(a)	3,082	84,416
Warner Chilcott PLC Class A(a)	650	9,834
Watson Pharmaceuticals Inc.(a)	314	18,947
XenoPort Inc.(a)	277	1,055
Zalicus Inc.(a)(b)	1,276	1,544

		24,852,786
PIPELINES—0.74%
Crosstex Energy Inc.	190	2,402
El Paso Corp.	1,976	52,502
Kinder Morgan Inc.(b)	2,358	75,857
ONEOK Inc.	4,335	375,801
SemGroup Corp.(a)(b)	1,807	47,090
Spectra Energy Corp.	28,423	874,007
Williams Companies Inc. (The)	25,723	849,374

		2,277,033
REAL ESTATE—0.09%
Avatar Holdings Inc.(a)	394	2,829
Consolidated-Tomoka Land Co.	182	4,927
Forest City Enterprises Inc. Class A(a)	5,978	70,660
Forestar Group Inc.(a)(b)	1,543	23,346
Howard Hughes Corp. (The)(a)	935	41,299
Jones Lang LaSalle Inc.	421	25,790
Kennedy-Wilson Holdings Inc.	1,183	12,516
Sovran Self Storage Inc.	1,205	51,417
St. Joe Co. (The)(a)(b)	2,833	41,532

		274,316

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

REAL ESTATE INVESTMENT TRUSTS—4.24%
Acadia Realty Trust	1,486	29,928
AG Mortgage Investment Trust Inc.	227	4,570
Agree Realty Corp.(b)	429	10,459
Alexandria Real Estate Equities Inc.(b)	2,700	186,219
American Assets Trust Inc.	77	1,579
American Campus Communities Inc.	1,647	69,108
American Capital Agency Corp.	9,810	275,465
American Capital Mortgage Investment Corp.	289	5,439
Annaly Capital Management Inc.	41,597	663,888
Anworth Mortgage Asset Corp.	5,892	37,002
Apartment Investment and Management Co. Class A	1,676	38,397
Apollo Commercial Real Estate Finance Inc.	897	11,778
ARMOUR Residential Inc.(b)	4,077	28,743
Ashford Hospitality Trust Inc.	2,382	19,056
Associated Estates Realty Corp.	1,711	27,290
AvalonBay Communities Inc.	4,115	537,419
BioMed Realty Trust Inc.	6,768	122,365
Boston Properties Inc.	1,141	113,644
Brandywine Realty Trust	5,894	55,993
BRE Properties Inc. Class A	3,275	165,322
Camden Property Trust	848	52,780
Campus Crest Communities Inc.	1,332	13,400
CapLease Inc.	2,963	11,971
Capstead Mortgage Corp.	3,682	45,804
CBL & Associates Properties Inc.	4,445	69,786
Cedar Realty Trust Inc.(b)	2,430	10,473
Chatham Lodging Trust	602	6,490
Chesapeake Lodging Trust	1,400	21,644
Chimera Investment Corp.	44,766	112,363
Cogdell Spencer Inc.	1,428	6,069
Colonial Properties Trust	3,635	75,826
Colony Financial Inc.	1,433	22,512
CommonWealth REIT	3,684	61,302
CoreSite Realty Corp.	865	15,414
Corporate Office Properties Trust	2,121	45,092
Cousins Properties Inc.	3,971	25,454
CreXus Investment Corp.	2,489	25,836
CubeSmart	5,391	57,360
CYS Investments Inc.(b)	3,596	47,251
DCT Industrial Trust Inc.	10,698	54,774
DDR Corp.	9,433	114,800
DiamondRock Hospitality Co.	7,286	70,237
Douglas Emmett Inc.	5,422	98,897
Duke Realty Corp.(b)	11,032	132,936
DuPont Fabros Technology Inc.	1,585	38,389
Dynex Capital Inc.(b)	1,756	16,032
EastGroup Properties Inc.	638	27,740
Education Realty Trust Inc.(b)	4,046	41,391
Entertainment Properties Trust(b)	2,033	88,862
Equity Lifestyle Properties Inc.	437	29,144
Equity One Inc.	2,337	39,682
Equity Residential	11,947	681,337
Essex Property Trust Inc.	628	88,240
Excel Trust Inc.	1,440	17,280
Extra Space Storage Inc.	2,498	60,527
Federal Realty Investment Trust	661	59,986
FelCor Lodging Trust Inc.(a)	2,711	8,269
First Industrial Realty Trust Inc.(a)	3,891	39,805
First Potomac Realty Trust	2,178	28,423
Franklin Street Properties Corp.	3,075	30,596
General Growth Properties Inc.	24,663	370,438

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

Getty Realty Corp.	610	8,509
Gladstone Commercial Corp.(b)	337	5,914
Glimcher Realty Trust	552	5,078
Government Properties Income Trust	1,578	35,584
Hatteras Financial Corp.	3,257	85,887
HCP Inc.	17,759	735,755
Health Care REIT Inc.	8,375	456,689
Healthcare Realty Trust Inc.	3,396	63,132
Hersha Hospitality Trust	6,130	29,914
Highwoods Properties Inc.	753	22,341
Hospitality Properties Trust	5,393	123,931
Host Hotels & Resorts Inc.	30,021	443,410
Hudson Pacific Properties Inc.	960	13,594
Inland Real Estate Corp.	3,444	26,209
Invesco Mortgage Capital Inc.	5,034	70,728
Investors Real Estate Trust(b)	2,828	20,630
iStar Financial Inc.(a)(b)	3,640	19,256
Kilroy Realty Corp.	1,290	49,110
Kimco Realty Corp.	17,793	288,958
Kite Realty Group Trust	2,402	10,833
LaSalle Hotel Properties(b)	3,709	89,795
Lexington Realty Trust	5,302	39,712
Liberty Property Trust	5,055	156,098
LTC Properties Inc.	1,084	33,452
Macerich Co. (The)	3,690	186,714
Mack-Cali Realty Corp.	3,791	101,182
Medical Properties Trust Inc.(b)	4,865	48,018
MFA Financial Inc.	15,544	104,456
Mission West Properties Inc.(b)	771	6,954
Monmouth Real Estate Investment Corp. Class A	1,723	15,765
MPG Office Trust Inc.(a)(b)	2,106	4,191
National Health Investors Inc.	594	26,124
National Retail Properties Inc.(b)	4,596	121,242
Newcastle Investment Corp.	221	1,028
NorthStar Realty Finance Corp.(b)	4,174	19,910
Omega Healthcare Investors Inc.	234	4,528
One Liberty Properties Inc.(b)	484	7,986
Parkway Properties Inc.	956	9,426
Pebblebrook Hotel Trust	2,216	42,503
Pennsylvania Real Estate Investment Trust	2,423	25,296
PennyMac Mortgage Investment Trust(c)	1,209	20,094
Piedmont Office Realty Trust Inc. Class A	7,598	129,470
Plum Creek Timber Co. Inc.(b)	2,802	102,441
Post Properties Inc.	2,172	94,960
Potlatch Corp.	809	25,168
Prologis Inc.	20,073	573,887
PS Business Parks Inc.	650	36,029
Public Storage	355	47,733
RAIT Financial Trust(b)	1,655	7,861
Ramco-Gershenson Properties Trust(b)	1,678	16,495
Realty Income Corp.(b)	5,820	203,467
Redwood Trust Inc.	3,420	34,816
Regency Centers Corp.	3,945	148,411
Resource Capital Corp.(b)	3,409	19,124
Retail Opportunity Investments Corp.	2,184	25,859
RLJ Lodging Trust	1,199	20,179
Sabra Healthcare REIT Inc.	1,167	14,109
Senior Housing Properties Trust	7,109	159,526
Simon Property Group Inc.	2,350	303,009
SL Green Realty Corp.(b)	3,893	259,430
STAG Industrial Inc.	691	7,926
Starwood Property Trust Inc.	4,061	75,169
Strategic Hotels & Resorts Inc.(a)	5,686	30,534

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

Summit Hotel Properties Inc.	1,155	10,903
Sun Communities Inc.(b)	922	33,681
Sunstone Hotel Investors Inc.(a)	5,147	41,948
Taubman Centers Inc.	2,458	152,642
Terreno Realty Corp.	448	6,783
Two Harbors Investment Corp.	6,213	57,408
UDR Inc.	8,789	220,604
UMH Properties Inc.	502	4,674
Universal Health Realty Income Trust	244	9,516
Urstadt Biddle Properties Inc. Class A	870	15,730
Ventas Inc.	4,360	240,367
Vornado Realty Trust	7,173	551,317
Washington Real Estate Investment Trust	2,139	58,502
Weingarten Realty Investors	5,277	115,144
Weyerhaeuser Co.	16,720	312,162
Whitestone REIT Class B	327	3,891
Winthrop Realty Trust	1,230	12,509

		13,031,596
RETAIL—4.07%
99 Cents Only Stores(a)	1,805	39,620
Abercrombie & Fitch Co. Class A	535	26,129
America’s Car-Mart Inc.(a)	177	6,935
American Eagle Outfitters Inc.	8,503	130,011
Asbury Automotive Group Inc.(a)(b)	1,271	27,403
AutoNation Inc.(a)(b)	861	31,745
Barnes & Noble Inc.(a)(b)	1,264	18,303
Bebe Stores Inc.	1,673	13,936
Benihana Inc.(a)(b)	580	5,933
Best Buy Co. Inc.	12,889	301,216
Big 5 Sporting Goods Corp.(b)	957	9,991
Big Lots Inc.(a)	1,872	70,687
Biglari Holdings Inc.(a)	49	18,044
Bob Evans Farms Inc.	1,320	44,273
Bon-Ton Stores Inc. (The)(b)	537	1,810
Brinker International Inc.	288	7,707
Brown Shoe Co. Inc.(b)	1,828	16,269
Build-A-Bear Workshop Inc.(a)	724	6,125
Cabela’s Inc.(a)(b)	1,883	47,866
Caribou Coffee Co. Inc.(a)	301	4,199
CarMax Inc.(a)	8,256	251,643
Cash America International Inc.	848	39,542
Casual Male Retail Group Inc.(a)	1,835	6,276
Charming Shoppes Inc.(a)	5,061	24,799
Chico’s FAS Inc.	2,563	28,552
Children’s Place Retail Stores Inc. (The)(a)	1,136	60,344
Christopher & Banks Corp.	1,559	3,648
Citi Trends Inc.(a)	652	5,724
Coldwater Creek Inc.(a)(b)	3,265	3,853
Collective Brands Inc.(a)(b)	2,680	38,512
Conn’s Inc.(a)	579	6,427
Cost Plus Inc.(a)(b)	303	2,954
Cracker Barrel Old Country Store Inc.	56	2,823
CVS Caremark Corp.	59,287	2,417,724
Denny’s Corp.(a)	1,189	4,471
Dillard’s Inc. Class A	1,355	60,812
Domino’s Pizza Inc.(a)(b)	1,575	53,471
DSW Inc. Class A	69	3,050
Dunkin’ Brands Group Inc.(a)	154	3,847
Einstein Noah Restaurant Group Inc.	34	538
Finish Line Inc. (The) Class A	1,568	30,239
Foot Locker Inc.	6,750	160,920

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

Francesca’s Holdings Corp.(a)(b)	289	5,000
Fred’s Inc. Class A(b)	1,605	23,401
GameStop Corp. Class A(a)(b)	6,203	149,678
Gap Inc. (The)	15,475	287,061
Genesco Inc.(a)	928	57,295
Gordmans Stores Inc.(a)	12	151
Group 1 Automotive Inc.	1,001	51,852
Haverty Furniture Companies Inc.(b)	818	8,982
hhgregg Inc.(a)(b)	742	10,722
Home Depot Inc. (The)	27,744	1,166,358
Hot Topic Inc.	1,948	12,876
J.C. Penney Co. Inc.	7,238	254,416
Jack in the Box Inc.(a)	1,831	38,268
Kenneth Cole Productions Inc. Class A(a)	222	2,351
Kirkland’s Inc.(a)	730	9,709
Kohl’s Corp.	1,713	84,536
Lithia Motors Inc. Class A	961	21,007
Liz Claiborne Inc.(a)(b)	3,909	33,735
Lowe’s Companies Inc.	56,936	1,445,036
Luby’s Inc.(a)(b)	819	3,694
Macy’s Inc.	16,318	525,113
MarineMax Inc.(a)(b)	1,012	6,598
Mattress Firm Holding Corp.(a)	165	3,826
McCormick & Schmick’s Seafood Restaurants Inc.(a)(b)	566	4,947
Men’s Wearhouse Inc. (The)	1,858	60,218
New York & Co. Inc.(a)(b)	1,107	2,945
O’Charley’s Inc.(a)(b)	803	4,408
Office Depot Inc.(a)(b)	12,086	25,985
OfficeMax Inc.(a)	3,744	16,998
Orchard Supply Hardware Stores Corp. Class A(a)(b)	71	267
P.F. Chang’s China Bistro Inc.	80	2,473
Pacific Sunwear of California Inc.(a)(b)	2,065	3,531
Pantry Inc. (The)(a)	932	11,156
PC Connection Inc.	404	4,480
Penske Automotive Group Inc.	1,944	37,422
Pep Boys - Manny, Moe & Jack (The)	2,262	24,882
Pier 1 Imports Inc.(a)	2,920	40,675
PVH Corp.	2,216	156,206
RadioShack Corp.	4,353	42,268
Red Robin Gourmet Burgers Inc.(a)	57	1,579
Regis Corp.	2,516	41,640
Rite Aid Corp.(a)(b)	24,288	30,603
Ruby Tuesday Inc.(a)(b)	2,834	19,555
Rush Enterprises Inc. Class A(a)(b)	1,425	29,811
Ruth’s Hospitality Group Inc.(a)(b)	1,273	6,327
Saks Inc.(a)(b)	5,022	48,964
Sally Beauty Holdings Inc.(a)	306	6,466
Sears Holdings Corp.(a)(b)	1,709	54,312
Shoe Carnival Inc.(a)	398	10,229
Signet Jewelers Ltd.	3,808	167,400
Sonic Automotive Inc.	1,753	25,962
Stage Stores Inc.	1,354	18,807
Staples Inc.	31,201	433,382
Stein Mart Inc.(a)	1,196	8,145
Steinway Musical Instruments Inc.(a)(b)	287	7,186
Susser Holdings Corp.(a)	420	9,500
Systemax Inc.(a)(b)	444	7,286
Talbots Inc. (The)(a)	3,044	8,097
Target Corp.	28,538	1,461,716
Teavana Holdings Inc.(a)(b)	207	3,887
Texas Roadhouse Inc.	178	2,652
Tuesday Morning Corp.(a)	1,876	6,472
Wal-Mart Stores Inc.	18,625	1,113,030

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

Walgreen Co.	2,232	73,790
Wendy’s Co. (The)	13,047	69,932
West Marine Inc.(a)(b)	637	7,408
Wet Seal Inc. Class A(a)	3,947	12,867
Williams-Sonoma Inc.	2,189	84,276
World Fuel Services Corp.	1,332	55,917
Zale Corp.(a)	1,399	5,330

		12,511,425
SAVINGS & LOANS—0.43%
Astoria Financial Corp.	3,787	32,152
Bank Mutual Corp.	2,059	6,548
BankFinancial Corp.	892	4,924
BankUnited Inc.	1,457	32,039
Beneficial Mutual Bancorp Inc.(a)	1,448	12,105
Berkshire Hills Bancorp Inc.	903	20,037
BofI Holding Inc.(a)(b)	364	5,915
Brookline Bancorp Inc.	2,615	22,071
Cape Bancorp Inc.(a)(b)	500	3,925
Capitol Federal Financial Inc.	7,297	84,207
Charter Financial Corp.	296	2,741
Clifton Savings Bancorp Inc.(b)	337	3,127
Dime Community Bancshares Inc.	1,355	17,073
ESB Financial Corp.	542	7,626
ESSA Bancorp Inc.	494	5,172
First Defiance Financial Corp.(b)	424	6,186
First Financial Holdings Inc.	730	6,519
First Niagara Financial Group Inc.	15,306	132,091
First PacTrust Bancorp Inc.	442	4,530
Flagstar Bancorp Inc.(a)	8,514	4,300
Flushing Financial Corp.	1,366	17,253
Fox Chase Bancorp Inc.	634	8,007
Home Federal Bancorp Inc.	739	7,686
Hudson City Bancorp Inc.	18,608	116,300
Investors Bancorp Inc.(a)	1,735	23,388
Kearny Financial Corp.	580	5,510
Meridian Interstate Bancorp Inc.(a)(b)	382	4,756
New York Community Bancorp Inc.	19,136	236,712
Northfield Bancorp Inc.	742	10,507
Northwest Bancshares Inc.	4,289	53,355
OceanFirst Financial Corp.	639	8,352
Oritani Financial Corp.	2,028	25,897
People’s United Financial Inc.	13,436	172,653
Provident Financial Services Inc.	2,633	35,256
Provident New York Bancorp	1,656	10,996
Rockville Financial Inc.	1,284	13,302
Roma Financial Corp.	349	3,434
Territorial Bancorp Inc.	522	10,309
TFS Financial Corp.(a)	3,478	31,163
United Financial Bancorp Inc.	700	11,263
ViewPoint Financial Group	1,514	19,697
Washington Federal Inc.	4,836	67,656
Westfield Financial Inc.	902	6,639
WSFS Financial Corp.	280	10,069

		1,323,448
SEMICONDUCTORS—2.82%
Advanced Analogic Technologies Inc.(a)	1,493	8,630
Alpha & Omega Semiconductor Ltd.(a)(b)	640	4,678
Amkor Technology Inc.(a)(b)	4,251	18,534
Amtech Systems Inc.(a)	25	213

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

ANADIGICS Inc.(a)(b)	2,937	6,432
Applied Materials Inc.	54,031	578,672
Applied Micro Circuits Corp.(a)	428	2,876
Atmel Corp.(a)	1,275	10,328
ATMI Inc.(a)	1,300	26,039
Axcelis Technologies Inc.(a)	4,619	6,143
AXT Inc.(a)	782	3,261
Brooks Automation Inc.	2,880	29,578
Cabot Microelectronics Corp.(a)	790	37,327
Cohu Inc.	1,047	11,883
Cree Inc.(a)	4,555	100,392
DSP Group Inc.(a)(b)	1,006	5,241
EMCORE Corp.(a)(b)	3,847	3,317
Emulex Corp.(a)	3,822	26,219
Entegris Inc.(a)	3,948	34,446
Exar Corp.(a)(b)	1,416	9,204
Fairchild Semiconductor International Inc.(a)	5,556	66,894
FormFactor Inc.(a)	2,237	11,319
Freescale Semiconductor Holdings I Ltd.(a)(b)	715	9,045
FSI International Inc.(a)(b)	1,685	6,167
GSI Group Inc.(a)	1,125	11,509
GSI Technology Inc.(a)(b)	878	4,109
Integrated Device Technology Inc.(a)	2,328	12,711
Integrated Silicon Solution Inc.(a)	1,166	10,657
Intel Corp.	231,804	5,621,247
Intermolecular Inc.(a)	175	1,502
International Rectifier Corp.(a)	3,038	58,998
Intersil Corp. Class A	2,746	28,668
IXYS Corp.(a)(b)	382	4,137
KLA-Tencor Corp.	1,661	80,143
Kopin Corp.(a)	1,726	6,697
Kulicke and Soffa Industries Inc.(a)	3,135	28,999
Lattice Semiconductor Corp.(a)	3,550	21,087
LSI Corp.(a)	17,466	103,923
LTX-Credence Corp.(a)	992	5,307
Marvell Technology Group Ltd.(a)	22,191	307,345
MEMC Electronic Materials Inc.(a)	4,093	16,126
Micron Technology Inc.(a)	37,971	238,838
Mindspeed Technologies Inc.(a)(b)	666	3,050
MIPS Technologies Inc.(a)	670	2,988
MKS Instruments Inc.	2,276	63,318
Monolithic Power Systems Inc.(a)	302	4,551
Nanometrics Inc.(a)(b)	877	16,154
Novellus Systems Inc.(a)	3,044	125,687
OmniVision Technologies Inc.(a)	532	6,509
Pericom Semiconductor Corp.(a)(b)	962	7,321
Photronics Inc.(a)(b)	2,567	15,607
PLX Technology Inc.(a)(b)	1,938	5,562
PMC-Sierra Inc.(a)	9,580	52,786
QLogic Corp.(a)	839	12,585
Richardson Electronics Ltd.	652	8,013
Rudolph Technologies Inc.(a)	1,379	12,770
Sigma Designs Inc.(a)	1,385	8,310
Silicon Image Inc.(a)	730	3,431
Silicon Laboratories Inc.(a)(b)	200	8,684
Standard Microsystems Corp.(a)(b)	1,002	25,822
Supertex Inc.(a)	478	9,025
Teradyne Inc.(a)(b)	8,084	110,185
Tessera Technologies Inc.(a)	2,226	37,286
Texas Instruments Inc.	18,541	539,729
Veeco Instruments Inc.(a)	535	11,128

		8,669,342

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

SHIPBUILDING—0.02%
Huntington Ingalls Industries Inc.(a)	2,124	66,439

		66,439
SOFTWARE—0.45%
Accelrys Inc.(a)(b)	2,412	16,209
Activision Blizzard Inc.	18,524	228,216
Actuate Corp.(a)	125	732
Acxiom Corp.(a)(b)	3,534	43,150
Akamai Technologies Inc.(a)	732	23,629
Allscripts Healthcare Solutions Inc.(a)	1,607	30,437
Avid Technology Inc.(a)	1,292	11,021
Broadridge Financial Solutions Inc.	301	6,787
CA Inc.	16,773	339,066
Compuware Corp.(a)	2,537	21,108
CSG Systems International Inc.(a)(b)	784	11,533
Digi International Inc.(a)(b)	922	10,289
DynaVox Inc.(a)	86	313
Ebix Inc.(b)	401	8,862
EPIQ Systems Inc.	1,272	15,289
ePocrates Inc.(a)	21	164
Fair Isaac Corp.	660	23,654
Fidelity National Information Services Inc.	11,473	305,067
Fiserv Inc.(a)	1,245	73,131
Imperva Inc.(a)	63	2,193
inContact Inc.(a)	108	478
JDA Software Group Inc.(a)	1,499	48,553
ManTech International Corp. Class A	1,015	31,709
MedAssets Inc.(a)	373	3,450
Omnicell Inc.(a)	748	12,357
PDF Solutions Inc.(a)	60	418
Progress Software Corp.(a)	1,185	22,930
Quest Software Inc.(a)	1,740	32,364
Rosetta Stone Inc.(a)	477	3,639
Schawk Inc.	513	5,751
SeaChange International Inc.(a)	590	4,148
Smith Micro Software Inc.(a)	1,562	1,765
SS&C Technologies Holdings Inc.(a)	1,098	19,830
SYNNEX Corp.(a)(b)	1,095	33,354
Tangoe Inc.(a)	120	1,848
THQ Inc.(a)	2,963	2,252

		1,395,696
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	1,184	20,661
Wesco Aircraft Holdings Inc.(a)	566	7,918

		28,579
TELECOMMUNICATIONS—6.83%
Alaska Communications Systems Group Inc.(b)	1,567	4,717
Amdocs Ltd.(a)	7,649	218,226
Anaren Inc.(a)(b)	577	9,590
Anixter International Inc.(a)	612	36,500
ARRIS Group Inc.(a)	5,390	58,320
AT&T Inc.	258,907	7,829,348
Atlantic Tele-Network Inc.	313	12,223
Aviat Networks Inc.(a)	2,640	4,831
Black Box Corp.	783	21,955
CenturyLink Inc.	26,753	995,212

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

Cincinnati Bell Inc.(a)	6,154	18,647
Cisco Systems Inc.	240,473	4,347,752
Clearwire Corp. Class A(a)	1,066	2,068
Communications Systems Inc.	290	4,077
Comtech Telecommunications Corp.	901	25,787
Consolidated Communications Holdings Inc.	229	4,362
Corning Inc.	68,659	891,194
EchoStar Corp. Class A(a)	1,661	34,781
Extreme Networks Inc.(a)	2,883	8,418
Fairpoint Communications Inc.(a)(b)	881	3,815
Frontier Communications Corp.	43,479	223,917
GeoEye Inc.(a)	910	20,220
Globalstar Inc.(a)(b)	4,453	2,405
Globecomm Systems Inc.(a)	285	3,899
Harmonic Inc.(a)	3,944	19,878
Harris Corp.	3,787	136,483
IDT Corp. Class B	49	460
Infinera Corp.(a)(b)	4,266	26,790
Iridium Communications Inc.(a)	1,674	12,907
KVH Industries Inc.(a)(b)	613	4,769
Leap Wireless International Inc.(a)	2,022	18,784
Level 3 Communications Inc.(a)(b)	5,974	101,498
Loral Space & Communications Inc.(a)	438	28,417
Motorola Mobility Holdings Inc.(a)	11,409	442,669
Motorola Solutions Inc.	13,159	609,130
Motricity Inc.(a)	93	84
NeoPhotonics Corp.(a)	191	875
Neutral Tandem Inc.(a)	1,372	14,667
NII Holdings Inc.(a)	922	19,639
Novatel Wireless Inc.(a)	1,236	3,869
Oclaro Inc.(a)(b)	2,198	6,198
Oplink Communications Inc.(a)	513	8,449
Opnext Inc.(a)(b)	1,866	1,507
ORBCOMM Inc.(a)	1,508	4,509
Plantronics Inc.	1,398	49,825
Preformed Line Products Co.	96	5,727
Premiere Global Services Inc.(a)	2,275	19,269
RF Micro Devices Inc.(a)	10,761	58,109
Sonus Networks Inc.(a)(b)	8,481	20,354
Sprint Nextel Corp.(a)	130,699	305,836
SureWest Communications	575	6,917
Sycamore Networks Inc.(a)	870	15,573
Symmetricom Inc.(a)(b)	1,883	10,149
Tekelec(a)	2,657	29,041
TeleNav Inc.(a)	44	344
Telephone and Data Systems Inc.	3,938	101,955
Tellabs Inc.	15,820	63,913
tw telecom inc.(a)	951	18,430
Ubiquiti Networks Inc.(a)(b)	289	5,268
United States Cellular Corp.(a)	626	27,312
UniTek Global Services Inc.(a)(b)	478	2,165
USA Mobility Inc.	962	13,343
Verizon Communications Inc.	95,738	3,841,009
ViaSat Inc.(a)	989	45,613
Vonage Holdings Corp.(a)(b)	3,465	8,489
Westell Technologies Inc.(a)	2,312	5,133
Windstream Corp.	10,646	124,984

		21,022,604
TEXTILES—0.12%
Cintas Corp.	4,935	171,787
G&K Services Inc. Class A	815	23,725
Mohawk Industries Inc.(a)	2,482	148,548
UniFirst Corp.	616	34,952

		379,012

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

TOYS, GAMES & HOBBIES—0.04%
JAKKS Pacific Inc.	1,185	16,720
LeapFrog Enterprises Inc.(a)	1,804	10,085
Mattel Inc.	3,908	108,486

		135,291
TRANSPORTATION—1.66%
Air Transport Services Group Inc.(a)(b)	2,344	11,064
Alexander & Baldwin Inc.	1,810	73,884
Arkansas Best Corp.	1,107	21,332
Atlas Air Worldwide Holdings Inc.(a)(b)	1,143	43,926
Baltic Trading Ltd.	721	3,425
Bristow Group Inc.	1,581	74,924
CAI International Inc.(a)	28	433
Celadon Group Inc.	340	4,015
Con-way Inc.	2,180	63,569
Covenant Transportation Group Class A(a)	364	1,081
DHT Maritime Inc.	2,806	2,076
Eagle Bulk Shipping Inc.(a)(b)	2,772	2,612
Excel Maritime Carriers Ltd.(a)(b)	1,991	2,887
FedEx Corp.	13,004	1,085,964
Frontline Ltd.(b)	2,244	9,627
Genco Shipping & Trading Ltd.(a)(b)	1,286	8,693
GulfMark Offshore Inc. Class A(a)	848	35,624
International Shipholding Corp.	236	4,411
Kansas City Southern Industries Inc.(a)	1,195	81,272
Kirby Corp.(a)(b)	680	44,771
Knightsbridge Tankers Ltd.(b)	957	13,082
Marten Transport Ltd.	577	10,380
Nordic American Tankers Ltd.(b)	2,057	24,663
Norfolk Southern Corp.	15,447	1,125,468
Overseas Shipholding Group Inc.(b)	1,155	12,624
Pacer International Inc.(a)	1,373	7,346
Patriot Transportation Holding Inc.(a)(b)	269	5,837
PHI Inc.(a)(b)	568	14,115
Quality Distribution Inc.(a)	455	5,119
RailAmerica Inc.(a)(b)	930	13,848
Roadrunner Transportation Systems Inc.(a)	372	5,256
Ryder System Inc.	2,246	119,352
Saia Inc.(a)(b)	700	8,736
Scorpio Tankers Inc.(a)(b)	1,428	6,983
Ship Finance International Ltd.(b)	1,958	18,288
Swift Transportation Co.(a)(b)	2,446	20,155
Teekay Corp.	1,817	48,568
Teekay Tankers Ltd. Class A	1,846	6,498
Tidewater Inc.	2,123	104,664
Ultrapetrol (Bahamas) Ltd.(a)(b)	930	2,771
Union Pacific Corp.	17,953	1,901,941
Universal Truckload Services Inc.	239	4,338
UTi Worldwide Inc.	433	5,755
Werner Enterprises Inc.	1,630	39,283

		5,100,660
TRUCKING & LEASING—0.05%
AMERCO	377	33,327
GATX Corp.	2,023	88,324
Greenbrier Companies Inc. (The)(a)(b)	877	21,294

		142,945

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

VENTURE CAPITAL—0.01%
Fidus Investment Corp.(b)	180	2,335
Harris & Harris Group Inc.(a)(b)	1,355	4,688
Hercules Technology Growth Capital Inc.	1,907	18,002

		25,025
WATER—0.17%
American States Water Co.	813	28,374
American Water Works Co. Inc.	7,677	244,589
Aqua America Inc.	5,406	119,202
Artesian Resources Corp. Class A	357	6,722
California Water Service Group	1,818	33,197
Connecticut Water Service Inc.	374	10,147
Consolidated Water Co. Ltd.(b)	640	5,491
Middlesex Water Co.	679	12,670
Pennichuck Corp.	100	2,883
PICO Holdings Inc.(a)(b)	988	20,333
SJW Corp.	614	14,515
York Water Co. (The)	552	9,737

		507,860

TOTAL COMMON STOCKS
(Cost: $371,652,140)		306,743,620

PREFERRED STOCKS—0.00%

RETAIL—0.00%
Orchard Supply Hardware Stores Corp. Series A(b)	71	267

		267

TOTAL PREFERRED STOCKS
(Cost: $843)		267

SHORT-TERM INVESTMENTS—2.25%

MONEY MARKET FUNDS—2.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(e)(f)	6,027,103	6,027,103
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(e)(f)	526,476	526,476

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(e)	362,189	362,189

		6,915,768

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,915,768)		6,915,768

TOTAL INVESTMENTS IN SECURITIES—101.96%
(Cost: $378,568,751)		313,659,655
Other Assets, Less Liabilities—(1.96)%		(6,031,362)

NET ASSETS—100.00%		$307,628,293

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.25%
Marchex Inc. Class B	38,619	$241,369
MDC Partners Inc.	43,567	589,026
Valuevision Media Inc. Class A(a)(b)	68,858	129,453

		959,848
AEROSPACE & DEFENSE—0.61%
Arotech Corp.(a)	20,311	24,170
Astronics Corp.(a)(b)	17,987	644,115
Breeze-Eastern Corp.(a)	10,392	83,136
CPI Aerostructures Inc.(a)(b)	11,144	130,942
Ducommun Inc.	19,291	245,960
GenCorp Inc.(a)	99,582	529,776
Innovative Solutions and Support Inc.(a)	25,915	89,148
Kratos Defense & Security Solutions Inc.(a)(b)	58,246	347,729
LMI Aerospace Inc.(a)	15,417	270,568

		2,365,544
AGRICULTURE—0.32%
Alico Inc.	6,929	134,215
Alliance One International Inc.(a)(b)	157,791	429,191
Cadiz Inc.(a)(b)	24,928	240,057
Griffin Land & Nurseries Inc.	2,349	62,155
Limoneira Co.(b)	15,742	266,197
MGP Ingredients Inc.	23,506	118,470

		1,250,285
AIRLINES—0.21%
Hawaiian Holdings Inc.(a)(b)	87,650	508,370
Pinnacle Airlines Corp.(a)	29,223	23,963
Republic Airways Holdings Inc.(a)(b)	83,763	287,307

		819,640
APPAREL—0.81%
American Apparel Inc.(a)(b)	72,566	52,248
Cherokee Inc.	17,748	207,119
Delta Apparel Inc.(a)(b)	13,377	255,367
Heelys Inc.(a)	30,711	56,815
Iconix Brand Group Inc. Escrow(a)(b)(c)	21,276	2
K-Swiss Inc. Class A(a)	41,624	121,542
Lacrosse Footwear Inc.	11,046	139,400
Lakeland Industries Inc.(a)	10,199	94,341
Oxford Industries Inc.	21,730	980,458
Perry Ellis International Inc.(a)	19,182	272,768
R.G. Barry Corp.	17,659	213,321
Rocky Brands Inc.(a)	15,486	139,684
Tandy Leather Factory Inc.(a)	16,584	80,930
Unifi Inc.(a)	24,168	183,677
Weyco Group Inc.	13,926	341,883

		3,139,555

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

AUTO MANUFACTURERS—0.24%
Wabash National Corp.(a)(b)	119,116	933,869

		933,869
AUTO PARTS & EQUIPMENT—1.12%
Amerigon Inc.(a)(b)	40,014	570,600
Commercial Vehicle Group Inc.(a)(b)	48,972	442,707
Douglas Dynamics Inc.	32,035	468,352
Fuel Systems Solutions Inc.(a)(b)	28,101	463,385
Miller Industries Inc.	22,069	347,145
Motorcar Parts of America Inc.(a)(b)	27,045	202,838
Spartan Motors Inc.	56,835	273,376
Standard Motor Products Inc.	34,510	691,925
Superior Industries International Inc.	42,342	700,337
Supreme Industries Inc.(a)	17,139	43,019
Tower International Inc.(a)	12,735	136,774

		4,340,458
BANKS—11.53%
1st United Bancorp Inc.(a)	59,746	331,590
Alliance Financial Corp.	10,623	328,038
American National Bankshares Inc.	17,645	343,901
Ameris Bancorp(a)	45,822	471,050
AmeriServ Financial Inc.(a)	87,595	170,810
Ames National Corp.	17,789	346,886
Arrow Financial Corp.	20,921	490,388
ASB Bancorp Inc.(a)	8,934	104,975
Bancorp Inc. (The)(a)(b)	52,113	376,777
Bancorp Rhode Island Inc.	8,263	328,041
BancTrust Financial Group Inc.(a)(b)	38,943	48,289
Bank of Commerce Holdings	34,751	116,416
Bank of Kentucky Financial Corp.	13,016	260,971
Bank of Marin Bancorp	11,331	425,932
Banner Corp.	28,101	481,932
BBCN Bancorp Inc.(a)	134,087	1,267,122
Berkshire Bancorp Inc.(a)	7,402	52,480
Boston Private Financial Holdings Inc.	131,551	1,044,515
Bridge Bancorp Inc.	15,436	307,176
Bridge Capital Holdings(a)(b)	19,962	207,605
Bryn Mawr Bank Corp.	22,669	441,819
Camden National Corp.	15,851	516,743
Capital Bank Corp.(a)(b)	18,705	37,597
Capital City Bank Group Inc.(b)	27,365	261,336
Cardinal Financial Corp.	54,119	581,238
Cascade Bancorp(a)	8,737	38,268
Cass Information Systems Inc.	16,152	587,771
Center Bancorp Inc.	28,825	281,620
CenterState Banks Inc.	61,412	406,547
Central Pacific Financial Corp.(a)	25,412	328,323
Century Bancorp Inc. Class A	6,351	179,352
Citizens & Northern Corp.	25,143	464,391
Citizens Holding Co.	2,159	38,603
CNB Financial Corp.	26,216	413,689
CoBiz Financial Inc.	62,485	360,538
Community Trust Bancorp Inc.	25,321	744,944
Eagle Bancorp Inc.(a)	31,622	459,784
Encore Bancshares Inc.(a)(b)	20,079	271,468
Enterprise Bancorp Inc.	12,559	179,594
Enterprise Financial Services Corp.	30,764	455,307
Farmers Capital Bank Corp.(a)	16,025	71,952

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

Fidelity Southern Corp.	14,001	85,126
Financial Institutions Inc.	25,567	412,651
First Bancorp (North Carolina)	28,521	318,009
First BanCorp (Puerto Rico)(a)(b)	108,468	378,553
First Bancorp Inc. (Maine)	20,804	319,758
First Busey Corp.	136,649	683,245
First California Financial Group Inc.(a)	43,326	141,243
First Community Bancshares Inc.	30,005	374,462
First Connecticut Bancorp Inc.	35,087	456,482
First Financial Corp.	20,584	685,036
First Merchants Corp.	48,873	413,954
First of Long Island Corp. (The)	16,139	424,779
First South Bancorp Inc.(a)(b)	24,786	79,315
First United Corp.(a)(b)	12,053	40,257
Firstbank Corp.	9,697	49,455
Franklin Financial Corp.(a)	30,909	365,963
German American Bancorp Inc.	25,986	472,685
Great Southern Bancorp Inc.	19,047	449,319
Green Bankshares Inc.(a)	33,321	41,985
Guaranty Bancorp(a)(b)	100,938	148,379
Hanmi Financial Corp.(a)	54,753	405,172
Heartland Financial USA Inc.	25,617	392,965
Herald National Bank(a)(b)	18,531	65,044
Heritage Commerce Corp.(a)(b)	43,124	204,408
Heritage Financial Corp.	26,284	330,127
Heritage Oaks Bancorp(a)(b)	26,910	93,109
Hudson Valley Holding Corp.	27,592	585,502
Intervest Bancshares Corp.(a)	30,663	83,710
Lakeland Bancorp Inc.	40,803	351,722
Lakeland Financial Corp.	30,814	797,158
LNB Bancorp Inc.	30,215	141,708
Macatawa Bank Corp.(a)(b)	60,315	137,518
MainSource Financial Group Inc.	38,864	343,169
Mercantile Bank Corp.(a)(b)	18,317	179,507
Merchants Bancshares Inc.	11,109	324,383
Metro Bancorp Inc.(a)(b)	32,026	268,378
MetroCorp Bancshares Inc.(a)	17,917	113,773
Middleburg Financial Corp.	12,441	177,284
MidSouth Bancorp Inc.	18,421	239,657
MidWestOne Financial Group Inc.	19,814	289,681
National Bankshares Inc.	14,871	415,198
NewBridge Bancorp(a)	34,632	134,026
Northrim BanCorp Inc.	16,910	296,094
OmniAmerican Bancorp Inc.(a)(b)	25,659	402,846
Oriental Financial Group Inc.	76,949	931,852
Orrstown Financial Services Inc.	15,248	125,796
Pacific Continental Corp.	38,332	339,238
Pacific Mercantile Bancorp(a)	25,245	82,299
Park Sterling Corp.(a)(b)	66,706	272,161
Peapack-Gladstone Financial Corp.	22,634	243,089
Penns Woods Bancorp Inc.(b)	4,248	164,737
Peoples Bancorp Inc.	21,958	325,198
Peoples Financial Corp.	3,745	38,611
Pinnacle Financial Partners Inc.(a)	59,175	955,676
Porter Bancorp Inc.	9,407	27,280
Preferred Bank(a)	6,703	50,273
QCR Holdings Inc.	5,480	49,868
Renasant Corp.	45,373	680,595
Republic First Bancorp Inc.(a)	30,536	45,499
S.Y. Bancorp Inc.	24,676	506,598
Sandy Spring Bancorp Inc.	42,088	738,644
SCBT Financial Corp.	25,369	735,955
Seacoast Banking Corp. of Florida(a)	131,812	200,354

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

Shore Bancshares Inc.	17,274	88,961
Sierra Bancorp	26,361	231,977
Southside Bancshares Inc.	32,096	695,199
Southwest Bancorp Inc.(a)	35,262	210,162
State Bancorp Inc.	29,565	360,693
State Bank Financial Corp.(a)	57,223	864,640
Stellar One Corp.	41,788	475,547
Sterling Bancorp	56,951	492,057
Suffolk Bancorp(a)	22,436	242,084
Sun Bancorp Inc. (New Jersey)(a)(b)	62,553	151,378
Taylor Capital Group Inc.(a)(b)	22,195	215,735
Tennessee Commerce Bancorp Inc.(a)	25,295	1,948
Tompkins Financial Corp.	15,578	599,909
Tower Bancorp Inc.	19,806	565,263
TowneBank(b)	44,074	539,466
TriCo Bancshares	26,679	379,375
Union First Market Bankshares Corp.	36,183	480,872
United Community Banks Inc.(a)	70,664	493,941
United Security Bancshares(a)(b)	17,246	37,769
United Security Bancshares Inc.	14,084	57,040
Univest Corp. of Pennsylvania	31,385	459,476
Virginia Commerce Bancorp Inc.(a)(b)	50,926	393,658
Walker & Dunlop Inc.(a)	19,121	240,160
Washington Banking Co.(b)	32,803	390,684
Washington Trust Bancorp Inc.	26,639	635,607
West Bancorporation Inc.	31,953	306,110
West Coast Bancorp(a)(b)	34,388	536,453
Wilshire Bancorp Inc.(a)	106,087	385,096
Yadkin Valley Financial Corp.(a)	33,535	57,010

		44,840,566
BEVERAGES—0.44%
Coffee Holding Co. Inc.(b)	5,231	41,011
Craft Brewers Alliance Inc.(a)(b)	21,315	128,316
Farmer Bros. Co.	12,379	94,576
Jones Soda Co.(a)	62,190	23,010
Peet’s Coffee & Tea Inc.(a)	21,880	1,371,439
Primo Water Corp.(a)(b)	19,880	60,435

		1,718,787
BIOTECHNOLOGY—4.65%
Aastrom Biosciences Inc.(a)(b)	83,830	152,571
ADVENTRX Pharmaceuticals Inc.(a)(b)	43,685	25,337
Aegerion Pharmaceuticals Inc.(a)(b)	17,452	292,147
Affymax Inc.(a)(b)	60,813	401,974
AMAG Pharmaceuticals Inc.(a)	38,184	722,059
Apricus Biosciences Inc.(a)(b)	32,138	165,832
Arena Pharmaceuticals Inc.(a)(b)	250,043	467,580
ArQule Inc.(a)(b)	92,627	522,416
Astex Pharmaceuticals Inc.(a)	102,399	193,534
Athersys Inc.(a)	31,321	54,185
Avigen Inc. Escrow(a)(c)	58,627	6
BioCryst Pharmaceuticals Inc.(a)	47,990	118,535
BioSante Pharmaceuticals Inc.(a)(b)	190,772	95,787
Biotime Inc.(a)(b)	44,102	256,233
Cambrex Corp.(a)	51,690	371,134
Cell Therapeutics Inc.(a)(b)	320,793	372,120
Celldex Therapeutics Inc.(a)	76,734	199,508
Celsion Corp.(a)(b)	51,893	89,256
Chelsea Therapeutics International Ltd.(a)(b)	91,674	470,288
Cleveland Biolabs Inc.(a)(b)	51,136	146,249

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

Complete Genomics Inc.(a)(b)	16,343	47,885
Curis Inc.(a)(b)	129,655	606,785
Cytokinetics Inc.(a)	114,829	110,236
Discovery Laboratories Inc.(a)(b)	52,710	89,080
Dynavax Technologies Corp.(a)(b)	262,567	871,722
Entremed Inc.(a)	16,106	15,784
Enzo Biochem Inc.(a)	65,589	146,919
Exact Sciences Corp.(a)(b)	98,255	797,831
Galena Biopharma Inc.(a)(b)	82,848	38,856
GenVec Inc.(a)	21,610	50,351
GTx Inc.(a)(b)	35,266	118,494
Harvard Bioscience Inc.(a)(b)	43,697	169,107
iBio Inc.(a)(b)	27,782	23,059
Idera Pharmaceuticals Inc.(a)	43,037	45,619
Immunomedics Inc.(a)(b)	112,703	375,301
Inhibitex Inc.(a)	111,333	1,217,983
Insmed Inc.(a)(b)	43,712	133,322
Lexicon Pharmaceuticals Inc.(a)(b)	270,310	348,700
Ligand Pharmaceuticals Inc. Class B(a)(b)	34,668	411,509
Ligand Pharmaceuticals Inc. Escrow(a)(c)	50,090	5
Maxygen Inc.(a)	58,222	327,790
Micromet Inc.(a)(b)	156,078	1,122,201
Nanosphere Inc.(a)	42,088	61,869
Neuralstem Inc.(a)(b)	84,306	81,355
NewLink Genetics Corp.(a)(b)	12,099	85,177
Novabay Pharmaceuticals Inc.(a)(b)	37,535	48,796
Novavax Inc.(a)(b)	162,292	204,488
NuPathe Inc.(a)	8,429	15,509
Nymox Pharmaceutical Corp.(a)(b)	38,364	315,352
Omeros Corp.(a)(b)	34,887	137,804
OncoGenex Pharmaceutical Inc.(a)(b)	17,492	205,356
Oncothyreon Inc.(a)(b)	71,753	543,888
Opexa Therapeutics Inc.(a)(b)	27,126	25,227
Oxygen Biotherapeutics Inc.(a)(b)	46,061	65,867
Peregrine Pharmaceuticals Inc.(a)(b)	144,652	148,992
PharmAthene Inc.(a)(b)	59,586	75,674
pSivida Corp.(a)	38,752	43,015
PURE Bioscience Inc.(a)(b)	72,539	23,575
Repligen Corp.(a)	54,549	189,285
Rexahn Pharmaceuticals Inc.(a)(b)	111,795	42,035
RTI Biologics Inc.(a)	96,988	430,627
Sangamo BioSciences Inc.(a)	88,366	250,959
Spectrum Pharmaceuticals Inc.(a)(b)	99,823	1,460,411
Strategic Diagnostics Inc.(a)	45,752	84,184
Sunesis Pharmaceuticals Inc.(a)(b)	49,440	57,845
Tengion Inc.(a)(b)	19,117	8,985
Transcept Pharmaceuticals Inc.(a)(b)	8,633	67,596
Tranzyme Inc.(a)(b)	20,046	59,136
Trius Therapeutics Inc.(a)(b)	15,604	111,569
Vical Inc.(a)(b)	121,140	534,227
XOMA Ltd.(a)	54,731	62,941
ZIOPHARM Oncology Inc.(a)(b)	99,501	438,799

		18,065,833
BUILDING MATERIALS—1.12%
AAON Inc.	31,594	647,361
American DG Energy Inc.(a)(b)	47,368	68,684
Apogee Enterprises Inc.	47,867	586,849
Broadwind Energy Inc.(a)(b)	227,845	154,935
Builders FirstSource Inc.(a)(b)	76,872	156,819
Comfort Systems USA Inc.	64,610	692,619
Gibraltar Industries Inc.(a)	51,368	717,097

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

LSI Industries Inc.	35,549	213,294
NCI Building Systems Inc.(a)	34,154	371,254
PGT Inc.(a)(b)	39,897	43,887
Trex Co. Inc.(a)	26,846	615,042
US Home Systems Inc.	12,907	85,831

		4,353,672
CHEMICALS—1.42%
Aceto Corp.	46,857	323,313
American Pacific Corp.(a)	21,132	161,237
American Vanguard Corp.	37,607	501,677
Codexis Inc.(a)(b)	42,412	224,784
Hawkins Inc.(b)	15,570	573,910
KMG Chemicals Inc.	12,615	217,861
Landec Corp.(a)(b)	48,163	265,860
Oil-Dri Corp. of America	10,575	214,038
OMNOVA Solutions Inc.(a)(b)	76,803	354,062
Penford Corp.(a)	24,153	122,939
Quaker Chemical Corp.	21,469	834,929
Spartech Corp.(a)	53,079	251,064
TOR Minerals International Inc.(a)	3,126	48,953
TPC Group Inc.(a)	22,450	523,759
Zep Inc.	37,733	527,507
Zoltek Companies Inc.(a)	47,490	361,874

		5,507,767
COAL—0.11%
Hallador Energy Co.(b)	7,877	78,219
L&L Energy Inc.(a)(b)	48,204	124,848
Westmoreland Coal Co.(a)	17,193	219,211

		422,278
COMMERCIAL SERVICES—4.52%
Advance America Cash Advance Centers Inc.	92,794	830,506
Albany Molecular Research Inc.(a)	42,280	123,880
Altair Nanotechnologies Inc.(a)	53,331	35,198
AMN Healthcare Services Inc.(a)	67,251	297,922
Asset Acceptance Capital Corp.(a)	26,263	102,688
AVEO Pharmaceuticals Inc.(a)	55,165	948,838
Barrett Business Services Inc.	15,175	302,893
Carriage Services Inc.	30,358	170,005
CBIZ Inc.(a)(b)	67,954	415,199
CDI Corp.	22,011	303,972
Cenveo Inc.(a)	92,879	315,789
China Direct Industries Inc.(a)(b)	56,078	42,339
Collectors Universe Inc.	10,610	154,588
Consolidated Graphics Inc.(a)	14,614	705,564
Corinthian Colleges Inc.(a)	130,488	283,159
CorVel Corp.(a)	10,527	544,351
CPI Corp.(b)	12,418	22,477
CRA International Inc.(a)	18,644	369,897
Cross Country Healthcare Inc.(a)	50,088	277,988
Document Security Systems Inc.(a)(b)	34,618	88,276
Edgewater Technology Inc.(a)	19,862	54,621
Electro Rent Corp.	32,069	549,983
Energy Services of America Corp.(a)(b)	12,602	33,899
Essex Rental Corp.(a)	32,103	94,704
Franklin Covey Co.(a)(b)	24,209	205,050
Global Cash Access Inc.(a)	50,999	226,946
Great Lakes Dredge & Dock Corp.	102,136	567,876

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

H&E Equipment Services Inc.(a)(b)	48,427	649,890
Hackett Group Inc. (The)(a)	52,509	196,384
Heidrick & Struggles International Inc.	31,074	669,334
Hill International Inc.(a)(b)	43,587	224,037
Hudson Highland Group Inc.(a)	55,058	263,728
Information Services Group Inc.(a)(b)	63,970	65,889
Innovaro Inc.(a)(b)	27,464	26,365
Integramed America Inc.(a)	18,019	141,449
Intersections Inc.	15,751	174,679
Learning Tree International Inc.(a)	12,510	87,820
Lincoln Educational Services Corp.	38,148	301,369
Luna Innovations Inc.(a)(b)	10,701	18,566
Mac-Gray Corp.	22,654	312,399
Medifast Inc.(a)(b)	22,984	315,340
Midas Inc.(a)	27,475	236,010
Multi-Color Corp.	19,998	514,549
National American University Holdings Inc.	16,403	124,335
Newtek Business Services Inc.(a)	62,379	71,736
Odyssey Marine Exploration Inc.(a)(b)	132,136	362,053
On Assignment Inc.(a)	63,127	705,760
PDI Inc.(a)	18,896	121,879
Perceptron Inc.(a)	17,046	81,139
Pfsweb Inc.(a)	24,800	81,592
Premier Exhibitions Inc.(a)	59,769	146,434
PRGX Global Inc.(a)(b)	36,082	214,688
Providence Service Corp. (The)(a)	22,869	314,677
QC Holdings Inc.	7,885	31,698
RCM Technologies Inc.(a)	23,864	123,616
Standard Parking Corp.(a)(b)	28,702	512,905
StarTek Inc.(a)	21,647	41,562
Team Inc.(a)(b)	33,878	1,007,871
TNS Inc.(a)(b)	43,764	775,498
Transcend Services Inc.(a)(b)	16,048	380,819
Tree.com Inc.(a)(b)	13,916	77,790
Westway Group Inc.(a)	23,288	130,413

		17,572,881
COMPUTERS—3.15%
Acorn Energy Inc.(b)	34,634	209,189
Agilysys Inc.(a)	31,054	246,879
Carbonite Inc.(a)(b)	12,364	137,240
CIBER Inc.(a)	109,185	421,454
Computer Task Group Inc.(a)(b)	26,173	368,516
Cray Inc.(a)(b)	63,182	408,788
Datalink Corp.(a)	24,873	205,451
Digimarc Corp.(a)(b)	11,745	280,588
Dot Hill Systems Corp.(a)	100,931	134,238
Dynamics Research Corp.(a)	17,030	193,120
EasyLink Services International Corp. Class A(a)	50,917	202,650
Echelon Corp.(a)(b)	59,853	291,484
Hutchinson Technology Inc.(a)(b)	41,806	62,709
iCAD Inc.(a)	83,279	47,469
iGO Inc.(a)	59,975	46,301
Imation Corp.(a)(b)	50,631	290,116
Immersion Corp.(a)	50,740	262,833
Interphase Corp.(a)(b)	14,796	66,878
KEY Tronic Corp.(a)	21,536	101,004
Keyw Holding Corp. (The)(a)	31,193	230,828
LivePerson Inc.(a)	92,262	1,157,888
Mad Catz Interactive Inc.(a)(b)	108,859	55,518
Magma Design Automation Inc.(a)(b)	113,484	814,815
Mattersight Corp.(a)	21,274	98,924

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

Maxwell Technologies Inc.(a)	48,058	780,462
Mercury Computer Systems Inc.(a)	53,286	708,171
NCI Inc. Class A(a)(b)	12,440	144,926
NetList Inc.(a)(b)	36,743	92,225
NetSol Technologies Inc.(a)	71,270	29,577
OCZ Technology Group Inc.(a)(b)	86,930	574,607
Overland Storage Inc.(a)	31,668	79,170
PAR Technology Corp.(a)	17,088	66,814
Planar Systems Inc.(a)	40,527	78,622
RadiSys Corp.(a)	37,747	191,000
Rimage Corp.	19,415	218,419
Silicon Graphics International Corp.(a)(b)	52,421	600,745
Stream Global Services Inc.(a)(b)	11,537	38,188
Super Micro Computer Inc.(a)	46,333	726,502
TransAct Technologies Inc.(a)	18,967	137,700
Uni-Pixel Inc.(a)(b)	8,921	44,605
USA Technologies Inc.(a)(b)	52,510	58,811
Virtusa Corp.(a)(b)	25,877	374,699
Wave Systems Corp. Class A(a)(b)	143,618	311,651
Xyratex Ltd.	49,163	654,851

		12,246,625
COSMETICS & PERSONAL CARE—0.08%
CCA Industries Inc.	13,339	63,227
Parlux Fragrances Inc.(a)	35,845	182,809
Physicians Formula Holdings Inc.(a)	18,344	58,701

		304,737
DISTRIBUTION & WHOLESALE—0.60%
BlueLinx Holdings Inc.(a)(b)	35,501	53,252
Core-Mark Holding Co. Inc.	20,444	809,582
GTSI Corp.(a)	14,863	62,425
Houston Wire & Cable Co.	30,535	421,994
Navarre Corp.(a)	68,171	104,983
Rentrak Corp.(a)(b)	16,144	230,536
School Specialty Inc.(a)	26,551	66,377
Titan Machinery Inc.(a)(b)	26,505	575,954

		2,325,103
DIVERSIFIED FINANCIAL SERVICES—2.29%
Apollo Residential Mortgage Inc.	21,311	325,206
Asta Funding Inc.	22,551	179,957
CIFC Corp.(a)(b)	20,642	111,467
CompuCredit Holdings Corp.(a)(b)	14,498	53,643
Cowen Group Inc. Class A(a)	112,434	291,204
Diamond Hill Investment Group Inc.(b)	4,785	353,994
Doral Financial Corp.(a)	223,274	213,450
Edelman Financial Group Inc.	34,495	226,632
Epoch Holding Corp.	25,070	557,306
FBR & Co.(a)	88,174	180,757
Federal Agricultural Mortgage Corp. Class C NVS	18,366	330,955
First Marblehead Corp. (The)(a)(b)	83,808	98,055
FirstCity Financial Corp.(a)	19,293	155,116
GAIN Capital Holdings Inc.(b)	15,071	100,976
Gleacher & Co. Inc.(a)	128,394	215,702
Horizon Technology Finance Corp.(b)	12,344	200,960
Imperial Holdings Inc.(a)	33,147	62,316
Institutional Financial Markets Inc.	16,042	22,619
INTL FCStone Inc.(a)	23,189	546,565
JMP Group Inc.	27,029	193,257

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

Ladenburg Thalmann Financial Services Inc.(a)(b)	185,048	458,919
Manning & Napier Inc.(a)	21,736	271,483
Marlin Business Services Corp.	16,095	204,406
Medley Capital Corp.	19,927	207,241
MicroFinancial Inc.	17,459	100,913
NewStar Financial Inc.(a)(b)	45,482	462,552
Nicholas Financial Inc.	19,458	249,452
Oppenheimer Holdings Inc. Class A	17,076	274,924
Penson Worldwide Inc.(a)(b)	35,280	40,925
Pzena Investment Management Inc. Class A	17,815	77,139
Rodman & Renshaw Capital Group Inc.(a)(b)	43,552	17,878
SeaCube Container Leasing Ltd.(b)	19,273	285,433
Solar Senior Capital Ltd.	15,225	239,794
SWS Group Inc.	47,415	325,741
U.S. Global Investors Inc. Class A	22,780	137,363
Virtus Investment Partners Inc.(a)	9,822	746,570
Westwood Holdings Group Inc.	10,751	392,949

		8,913,819
ELECTRIC—0.45%
Central Vermont Public Service Corp.	24,882	873,358
Pike Electric Corp.(a)(b)	28,526	205,102
Synthesis Energy Systems Inc.(a)(b)	61,957	96,033
Unitil Corp.	20,584	584,174

		1,758,667
ELECTRICAL COMPONENTS & EQUIPMENT—0.76%
Active Power Inc.(a)(b)	143,582	94,764
Capstone Turbine Corp.(a)(b)	417,334	484,107
Coleman Cable Inc.(a)(b)	15,672	136,346
Energy Conversion Devices Inc.(a)(b)	91,300	18,443
Graham Corp.	16,617	372,885
Insteel Industries Inc.	30,397	334,063
Magnetek Inc.(a)	6,155	52,995
New Energy Systems Group(a)(b)	21,539	12,923
Nexxus Lighting Inc.(a)(b)	33,788	37,167
Orion Energy Systems Inc.(a)	33,147	97,784
Powell Industries Inc.(a)	15,225	476,238
PowerSecure International Inc.(a)	32,000	158,400
Research Frontiers Inc.(a)(b)	37,917	128,159
SatCon Technology Corp.(a)(b)	152,674	91,620
SL Industries Inc.(a)	7,136	115,603
Superconductor Technologies Inc.(a)(b)	53,449	65,742
Tii Network Technologies Inc.(a)	24,182	35,548
Ultralife Corp.(a)	27,137	109,091
Valence Technology Inc.(a)(b)	132,060	129,419

		2,951,297
ELECTRONICS—2.25%
Advanced Photonix Inc. Class A(a)	43,600	24,416
Allied Motion Technologies Inc.	14,212	80,156
Ballantyne Strong Inc.(a)(b)	24,670	100,900
Bel Fuse Inc. Class B	19,327	362,381
CTS Corp.	58,200	535,440
Cyberoptics Corp.(a)	15,361	120,277
Daktronics Inc.	58,029	555,338
DDi Corp.	28,591	266,754
Electro Scientific Industries Inc.(a)	38,741	560,970
Fluidigm Corp.(a)(b)	15,021	197,676
Frequency Electronics Inc.(a)	16,172	123,878

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

Identive Group Inc.(a)(b)	72,551	161,789
IEC Electronics Corp.(a)(b)	15,921	75,625
Insignia Systems Inc.(b)	29,435	58,870
Intellicheck Mobilisa Inc.(a)(b)	19,325	16,426
Iteris Inc.(a)	62,031	80,640
LeCroy Corp.(a)	29,487	247,986
LoJack Corp.(a)	39,340	120,774
LRAD Corp.(a)	49,529	73,798
Measurement Specialties Inc.(a)	25,845	722,626
MEMSIC Inc.(a)	29,363	78,399
Methode Electronics Inc.	63,335	525,047
Microvision Inc.(a)(b)	175,755	63,289
Mocon Inc.	1,616	25,759
NAPCO Security Technologies Inc.(a)	22,032	54,860
NVE Corp.(a)(b)	8,449	469,173
Pulse Electronics Corp.	71,708	200,782
Sparton Corp.(a)	21,686	188,668
SRS Labs Inc.(a)(b)	24,101	138,581
Stoneridge Inc.(a)(b)	46,163	389,154
Sypris Solutions Inc.(a)	20,967	83,239
Taser International Inc.(a)	97,460	498,995
UQM Technologies Inc.(a)(b)	62,314	85,993
Viasystems Group Inc.(a)	5,323	90,065
Vishay Precision Group Inc.(a)(b)	23,399	373,916
X-Rite Inc.(a)(b)	47,002	218,089
Zagg Inc.(a)(b)	38,554	272,577
Zygo Corp.(a)(b)	29,310	517,322

		8,760,628
ENERGY - ALTERNATE SOURCES—0.50%
Ascent Solar Technologies Inc.(a)(b)	34,543	13,472
Comverge Inc.(a)(b)	43,705	55,068
Ecotality Inc.(a)(b)	18,009	19,450
FuelCell Energy Inc.(a)(b)	207,916	181,303
FutureFuel Corp.	31,844	395,503
Gevo Inc.(a)	12,363	77,763
Green Plains Renewable Energy Inc.(a)	33,372	325,711
Headwaters Inc.(a)	103,907	230,674
Hoku Corp.(a)(b)	35,801	20,757
Lightbridge Corp.(a)(b)	23,403	47,742
Ocean Power Technologies Inc.(a)(b)	21,030	56,781
Plug Power Inc.(a)(b)	23,229	47,387
Quantum Fuel Systems Technologies Worldwide Inc.(a)	23,263	16,982
Real Goods Solar Inc.(a)(b)	12,110	17,317
REX American Resources Corp.(a)	13,348	295,124
Syntroleum Corp.(a)(b)	151,293	145,241

		1,946,275
ENGINEERING & CONSTRUCTION—1.03%
Argan Inc.(b)	15,856	241,170
ENGlobal Corp.(a)	28,935	61,053
Exponent Inc.(a)	23,707	1,089,811
Lime Energy Co.(a)(b)	26,372	83,863
Michael Baker Corp.(a)(b)	14,472	283,796
Mistras Group Inc.(a)	25,760	656,622
MYR Group Inc.(a)(b)	34,501	660,349
National Technical Systems Inc.(a)	16,822	105,137
Orion Marine Group Inc.(a)	46,994	312,510
Sterling Construction Co. Inc.(a)	28,549	307,473
VSE Corp.	8,645	209,901

		4,011,685

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

ENTERTAINMENT—0.65%
Bluegreen Corp.(a)(b)	29,093	81,751
Carmike Cinemas Inc.(a)	21,845	150,294
Dover Downs Gaming & Entertainment Inc.	34,316	73,436
Dover Motorsports Inc.(a)	53,323	55,456
Great Wolf Resorts Inc.(a)(b)	60,522	175,514
Isle of Capri Casinos Inc.(a)(b)	34,734	162,208
Lakes Entertainment Inc.(a)(b)	40,593	76,315
Multimedia Games Holding Co. Inc.(a)	46,947	372,759
Reading International Inc. Class A(a)(b)	41,155	174,497
Rick’s Cabaret International Inc.(a)	16,581	140,275
Shuffle Master Inc.(a)	92,388	1,082,788

		2,545,293
ENVIRONMENTAL CONTROL—0.95%
ADA-ES Inc.(a)(b)	15,073	341,253
Casella Waste Systems Inc. Class A(a)(b)	44,512	284,877
CECO Environmental Corp.	14,975	84,609
Clean Diesel Technologies Inc.(a)(b)	9,193	25,740
Ecology and Environment Inc. Class A	5,569	89,939
Energy Recovery Inc.(a)(b)	79,494	205,094
Fuel Tech Inc.(a)	29,319	192,919
Heritage-Crystal Clean Inc.(a)(b)	7,569	125,343
Hudson Technologies Inc.(a)	28,971	40,559
Industrial Services of America Inc.(a)(b)	8,751	46,293
Met-Pro Corp.	26,793	242,209
Metalico Inc.(a)(b)	78,178	257,206
Perma-Fix Environmental Services Inc.(a)	94,624	146,667
Pure Cycle Corp.(a)	32,103	60,354
Rentech Inc.(a)(b)	383,376	502,223
Sharps Compliance Corp.(a)(b)	20,422	83,934
TRC Companies Inc.(a)	28,623	172,024
US Ecology Inc.	31,234	586,574
WCA Waste Corp.(a)	31,007	201,856

		3,689,673
FOOD—0.99%
Calavo Growers Inc.	20,662	530,600
Chefs’ Warehouse Inc. (The)(a)	17,805	317,997
Imperial Sugar Co.	19,960	71,257
Inventure Foods Inc.(a)	28,007	104,746
John B. Sanfilippo & Son Inc.(a)	19,641	148,093
Lifeway Foods Inc.(a)(b)	10,581	102,001
Overhill Farms Inc.(a)(b)	33,033	122,552
Rocky Mountain Chocolate Factory Inc.	14,529	124,078
Seneca Foods Corp. Class A(a)	16,791	433,544
Senomyx Inc.(a)(b)	69,700	242,556
Smart Balance Inc.(a)	100,103	536,552
Spartan Stores Inc.	39,061	722,629
Village Super Market Inc. Class A	13,153	374,203

		3,830,808
FOREST PRODUCTS & PAPER—0.41%
Neenah Paper Inc.	25,285	564,361
Orchids Paper Products Co.(b)	12,136	220,875
Verso Paper Corp.(a)(b)	25,053	24,051
Wausau Paper Corp.	82,621	682,449
Xerium Technologies Inc.(a)(b)	18,514	121,082

		1,612,818

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

GAS—0.23%
Chesapeake Utilities Corp.	16,238	703,917
Gas Natural Inc.	17,836	203,509

		907,426
HAND & MACHINE TOOLS—0.09%
Hardinge Inc.	23,148	186,341
L.S. Starrett Co. (The) Class A	12,448	159,957

		346,298
HEALTH CARE - PRODUCTS—4.76%
Accelr8 Technology Corp.(a)(b)	20,012	24,214
Alphatec Holdings Inc.(a)	87,938	151,253
American Medical Alert Corp. Escrow(a)(b)(c)	12,839	—
AngioDynamics Inc.(a)(b)	42,567	630,417
AtriCure Inc.(a)	26,140	290,154
Atrion Corp.	2,098	504,002
Bacterin International Holdings Inc.(a)(b)	46,105	131,860
BG Medicine Inc.(a)	15,053	71,050
BIOLASE Technology Inc.(a)(b)	55,390	142,352
BioMimetic Therapeutics Inc.(a)	31,586	90,020
Bovie Medical Corp.(a)	31,297	66,350
BSD Medical Corp.(a)(b)	39,087	92,636
Cantel Medical Corp.	22,154	618,761
Cardica Inc.(a)(b)	32,437	69,740
CardioNet Inc.(a)	50,200	118,974
Cardiovascular Systems Inc.(a)(b)	28,975	285,404
Cerus Corp.(a)(b)	82,812	231,874
Chindex International Inc.(a)	19,935	169,846
Columbia Laboratories Inc.(a)(b)	113,611	284,027
Conceptus Inc.(a)	55,893	706,487
CryoLife Inc.(a)	51,777	248,530
Cutera Inc.(a)	30,457	226,905
Cynosure Inc. Class A(a)(b)	18,735	220,324
Delcath Systems Inc.(a)(b)	82,234	250,814
Digirad Corp.(a)(b)	41,958	82,238
Endologix Inc.(a)(b)	84,218	966,823
EnteroMedics Inc.(a)	32,251	54,827
Exactech Inc.(a)	15,225	250,756
Female Health Co. (The)(b)	36,688	165,463
GenMark Diagnostics Inc.(a)(b)	32,008	131,873
Hansen Medical Inc.(a)(b)	79,723	205,685
InfuSystems Holdings Inc.(a)(b)	23,441	37,271
Iridex Corp.(a)	18,544	69,355
IRIS International Inc.(a)	31,044	290,261
Kensey Nash Corp.(a)(b)	16,321	313,200
Kips Bay Medical Inc.(a)(b)	3,814	4,882
LCA-Vision Inc.(a)(b)	28,386	82,319
LeMaitre Vascular Inc.	18,241	107,987
Medical Action Industries Inc.(a)(b)	28,382	148,438
MEDTOX Scientific Inc.(a)	14,550	204,427
MELA Sciences Inc.(a)(b)	44,727	165,043
Merge Healthcare Inc.(a)(b)	96,942	470,169
Natus Medical Inc.(a)	48,953	461,627
Navidea Biopharmaceuticals Inc.(a)	168,788	442,225
OraSure Technologies Inc.(a)	80,303	731,560
Palomar Medical Technologies Inc.(a)	31,407	292,085

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

Quidel Corp.(a)(b)	48,377	731,944
Rochester Medical Corp.(a)(b)	20,301	168,295
Rockwell Medical Technologies Inc.(a)(b)	28,835	244,232
SeraCare Life Sciences Inc.(a)(b)	25,494	77,757
Solta Medical Inc.(a)	103,358	324,544
SonoSite Inc.(a)	23,943	1,289,570
Spectranetics Corp.(a)(b)	60,853	439,359
Staar Surgical Co.(a)	60,677	636,502
Stereotaxis Inc.(a)(b)	75,969	62,568
SurModics Inc.(a)	25,344	371,543
Symmetry Medical Inc.(a)	60,872	486,367
Synergetics USA Inc.(a)(b)	40,943	302,159
Synovis Life Technologies Inc.(a)(b)	19,954	555,320
TearLab Corp.(a)(b)	9,575	10,724
ThermoGenesis Corp.(a)	30,346	21,546
TranS1 Inc.(a)(b)	23,971	44,826
Unilife Corp.(a)(b)	103,761	323,734
Uroplasty Inc.(a)(b)	40,875	173,719
Vascular Solutions Inc.(a)(b)	31,085	345,976
Vermillion Inc.(a)(b)	33,249	38,901
Vision-Sciences Inc.(a)	36,088	68,206
Young Innovations Inc.	10,998	325,871
Zeltiq Aesthetics Inc.(a)	12,822	145,658

		18,493,829
HEALTH CARE - SERVICES—1.30%
Adcare Health Systems Inc.(a)	14,528	56,804
Addus HomeCare Corp.(a)	13,311	47,520
Alliance Healthcare Services Inc.(a)(b)	42,048	52,980
Almost Family Inc.(a)	13,666	226,582
American Dental Partners Inc.(a)	28,597	538,482
Assisted Living Concepts Inc. Class A	33,054	492,174
BioClinca Inc.(a)(b)	24,498	104,117
Capital Senior Living Corp.(a)(b)	46,060	365,716
Conmed Healthcare Management Inc.(a)	17,145	47,835
Ensign Group Inc. (The)	27,549	674,951
Five Star Quality Care Inc.(a)	68,469	205,407
Metropolitan Health Networks Inc.(a)	73,225	546,991
Neostem Inc.(a)(b)	84,866	43,027
Psychemedics Corp.	14,459	131,577
RadNet Inc.(a)(b)	53,661	114,298
Response Genetics Inc.(a)	18,357	28,086
Skilled Healthcare Group Inc. Class A(a)(b)	33,711	184,062
Sun Healthcare Group Inc.(a)(b)	43,333	168,132
Sunrise Senior Living Inc.(a)(b)	94,826	614,472
U.S. Physical Therapy Inc.	19,658	386,869
VirtualScopics Inc.(a)	32,615	29,354

		5,059,436
HOLDING COMPANIES - DIVERSIFIED—2.04%
Ampal-American Israel Corp. Class A(a)	40,110	12,037
Arlington Asset Investment Corp. Class A	10,797	230,300
Capital Southwest Corp.	5,444	443,958
Full Circle Capital Corp.	14,529	101,558
Gladstone Capital Corp.(b)	34,085	260,069
Gladstone Investment Corp.	41,697	303,137
Golub Capital BDC Inc.	21,041	326,136
Kohlberg Capital Corp.	33,914	213,997
Main Street Capital Corp.	39,866	846,754
MCG Capital Corp.	127,475	508,625
Medallion Financial Corp.	30,643	348,717

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

MVC Capital Inc.	41,771	484,126
New Mountain Finance Corp.	14,590	195,652
NGP Capital Resources Co.	37,176	267,295
PennantPark Floating Rate Capital Ltd.	14,001	144,210
PennantPark Investment Corp.	78,082	787,847
Primoris Services Corp.	46,059	687,661
Resource America Inc. Class A	28,602	136,146
Saratoga Investment Corp.(a)	1,392	17,191
THL Credit Inc.	19,339	236,129
TICC Capital Corp.	55,127	476,849
Tortoise Capital Resources Corp.(b)	23,060	185,864
Triangle Capital Corp.	38,416	734,514

		7,948,772
HOME BUILDERS—0.44%
AMREP Corp.(a)	2,349	15,409
Beazer Homes USA Inc.(a)(b)	126,222	313,031
Cavco Industries Inc.(a)	12,527	501,832
Hovnanian Enterprises Inc. Class A(a)(b)	98,248	142,460
M/I Homes Inc.(a)	32,772	314,611
Skyline Corp.	13,941	60,643
Winnebago Industries Inc.(a)(b)	49,362	364,291

		1,712,277
HOME FURNISHINGS—0.59%
American Woodmark Corp.	16,241	221,852
Bassett Furniture Industries Inc.	22,371	167,559
Emerson Radio Corp.(a)	24,066	38,265
Flexsteel Industries	4,696	64,993
Furniture Brands International Inc.(a)	70,940	87,256
Hooker Furniture Corp.	21,636	248,165
Kimball International Inc. Class B	57,159	289,796
Sealy Corp.(a)(b)	84,961	146,133
Skullcandy Inc.(a)(b)	16,571	207,469
Stanley Furniture Co. Inc.(a)	28,796	86,388
Universal Electronics Inc.(a)(b)	25,676	433,154
VOXX International Corp.(a)	35,276	298,082

		2,289,112
HOUSEHOLD PRODUCTS & WARES—0.98%
A.T. Cross Co. Class A(a)(b)	16,868	190,271
ACCO Brands Corp.(a)	94,823	915,042
Blyth Inc.	8,651	491,377
CSS Industries Inc.	14,154	281,948
Ennis Inc.	45,291	603,729
Kid Brands Inc.(a)(b)	30,090	95,084
Prestige Brands Holdings Inc.(a)	86,172	971,158
Standard Register Co. (The)	36,663	85,425
Summer Infant Inc.(a)(b)	24,273	170,882

		3,804,916
HOUSEWARES—0.16%
Libbey Inc.(a)	33,591	427,949
Lifetime Brands Inc.	16,320	198,125

		626,074
INSURANCE—1.59%
American Independence Corp.(a)	2,337	9,441

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

American Safety Insurance Holdings Ltd.(a)	18,820	409,335
Amerisafe Inc.(a)	31,215	725,749
Baldwin & Lyons Inc. Class B	15,502	337,944
Citizens Inc.(a)(b)	65,803	637,631
Crawford & Co. Class B(b)	46,809	288,343
Donegal Group Inc. Class A	15,215	215,444
Eastern Insurance Holdings Inc.	18,277	260,447
eHealth Inc.(a)(b)	36,506	536,638
EMC Insurance Group Inc.	9,046	186,076
First Acceptance Corp.(a)	39,586	53,837
Fortegra Financial Corp.(a)	11,457	76,533
Hallmark Financial Services Inc.(a)(b)	22,445	156,891
Homeowners Choice Inc.(b)	10,577	84,722
Independence Holding Co.(b)	12,615	102,560
Kansas City Life Insurance Co.	7,702	252,780
Life Partners Holdings Inc.(b)	19,987	129,116
National Interstate Corp.	11,255	277,661
Phoenix Companies Inc. (The)(a)	192,301	323,066
Presidential Life Corp.	36,957	369,200
SeaBright Insurance Holdings Inc.	32,407	247,914
Stewart Information Services Corp.	33,519	387,144
Universal Insurance Holdings Inc.	35,171	125,912

		6,194,384
INTERNET—4.18%
1-800-FLOWERS.COM Inc.(a)(b)	52,198	114,836
Archipelago Learning Inc.(a)	22,415	216,753
Autobytel Inc.(a)	86,217	60,352
Boingo Wireless Inc.(a)	9,657	83,050
BroadVision Inc.(a)	1,594	17,279
Chyron International Corp.(a)	12,413	17,626
Cinedigm Digital Cinema Corp. Class A(a)	44,146	60,921
Crexendo Inc.	8,902	25,193
CyberDefender Corp.(a)(b)	30,575	8,249
EDGAR Online Inc.(a)(b)	39,502	15,801
ePlus Inc.(a)(b)	7,694	217,586
eResearchTechnology Inc.(a)	84,041	394,152
FriendFinder Networks Inc.(a)(b)	10,440	7,830
Global Sources Ltd.(a)(b)	19,002	92,160
Globalscape Inc.(a)	22,962	36,739
HealthStream Inc.(a)(b)	31,477	580,751
Hollywood Media Corp.(a)	59,792	75,936
ICG Group Inc.(a)	63,498	490,205
InfoSpace Inc.(a)	68,564	753,518
Internap Network Services Corp.(a)	89,895	533,976
Internet patents Corp.(a)(b)	5,651	45,999
iPass Inc.(a)	89,054	123,785
Keynote Systems Inc.	24,527	503,785
KIT Digital Inc.(a)(b)	64,250	542,912
Lionbridge Technologies Inc.(a)	106,219	243,241
Liquidity Services Inc.(a)	32,668	1,205,449
Local.com Corp.(a)(b)	36,789	78,728
Looksmart Ltd.(a)	28,971	37,373
LoopNet Inc.(a)	28,971	529,590
ModusLink Global Solutions Inc.	77,984	421,114
Move Inc.(a)(b)	67,577	427,087
Network Engines Inc.(a)	65,769	63,276
NutriSystem Inc.	45,341	586,259
Online Resources Corp.(a)	44,950	108,779
Openwave Systems Inc.(a)	142,251	224,757
Orbitz Worldwide Inc.(a)	31,070	116,823
Overstock.com Inc.(a)(b)	20,029	157,027

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

PCTEL Inc.	37,626	257,362
Perficient Inc.(a)	40,229	402,692
Quepasa Corp.(a)(b)	12,309	40,866
ReachLocal Inc.(a)	16,332	100,932
Reis Inc.(a)(b)	13,533	123,421
S1 Corp.(a)	92,568	885,876
Saba Software Inc.(a)(b)	50,024	394,689
Safeguard Scientifics Inc.(a)(b)	35,391	558,824
Spark Networks Inc.(a)(b)	27,367	103,995
SPS Commerce Inc.(a)(b)	16,776	435,337
Stamps.com Inc.(a)	18,130	473,737
Support.com Inc.(a)	84,341	189,767
TechTarget Inc.(a)(b)	25,201	147,174
TeleCommunication Systems Inc.(a)	81,129	190,653
TheStreet.com Inc.	50,066	84,111
TigerLogic Corp.(a)(b)	19,892	40,978
Towerstream Corp.(a)(b)	73,151	153,617
US Auto Parts Network Inc.(a)(b)	26,573	116,124
Vasco Data Security International Inc.(a)(b)	45,501	296,667
Vocus Inc.(a)(b)	30,185	666,787
Web.com Group Inc.(a)(b)	49,493	566,695
WebMediaBrands Inc.(a)	30,365	13,816
World Energy Solutions Inc.(a)(b)	10,844	32,749
XO Group Inc.(a)	53,407	445,414
Zix Corp.(a)(b)	115,213	324,901

		16,266,081
IRON & STEEL—0.23%
Friedman Industries Inc.	16,713	174,651
Material Sciences Corp.(a)	20,800	169,728
Shiloh Industries Inc.(a)	10,755	90,127
Universal Stainless & Alloy Products Inc.(a)	12,188	455,343

		889,849
LEISURE TIME—0.39%
Adams Golf Inc.(a)	7,883	48,244
Ambassadors Group Inc.	32,249	145,443
Arctic Cat Inc.(a)	20,532	462,997
Black Diamond Inc.(a)(b)	26,963	201,414
Escalade Inc.	16,092	71,448
Johnson Outdoors Inc. Class A(a)	10,369	159,164
Marine Products Corp.(a)(b)	16,981	84,226
Nautilus Inc.(a)(b)	36,832	64,456
Town Sports International Holdings Inc.(a)	36,521	268,429

		1,505,821
LODGING—0.33%
Century Casinos Inc.(a)	35,829	92,797
Full House Resorts Inc.(a)	32,655	85,883
Marcus Corp.	34,115	430,190
Monarch Casino & Resort Inc.(a)	16,220	165,282
Morgans Hotel Group Co.(a)(b)	39,620	233,758
MTR Gaming Group Inc.(a)	45,006	84,161
Red Lion Hotels Corp.(a)(b)	28,439	197,082

		1,289,153
MACHINERY—1.27%
Adept Technology Inc.(a)	19,587	47,009
Alamo Group Inc.	11,639	313,438

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

Cascade Corp.	15,854	747,833
Columbus McKinnon Corp.(a)(b)	32,674	414,633
CVD Equipment Corp.(a)	7,490	90,105
DXP Enterprises Inc.(a)	15,041	484,320
Flow International Corp.(a)(b)	80,240	280,840
Gerber Scientific Inc. Escrow(a)(c)	44,403	444
Global Power Equipment Group Inc.(a)	27,535	653,956
Hurco Companies Inc.(a)	11,278	236,838
Intevac Inc.(a)	39,814	294,624
Kadant Inc.(a)	20,879	472,074
Key Technology Inc.(a)	10,358	134,033
Manitex International Inc.(a)	20,342	86,250
Presstek Inc.(a)	50,991	27,535
Tecumseh Products Co. Class A(a)	33,296	156,491
Twin Disc Inc.	14,202	515,817

		4,956,240
MANUFACTURING—1.83%
American Railcar Industries Inc.(a)	16,783	401,617
Cereplast Inc.(a)(b)	31,052	29,810
Chase Corp.	12,823	178,240
Core Molding Technologies Inc.(a)	11,435	92,166
Federal Signal Corp.(a)	104,680	434,422
FreightCar America Inc.(a)	21,803	456,773
GP Strategies Corp.(a)(b)	26,490	357,085
Handy & Harman Ltd.(a)(b)	12,622	124,958
Lydall Inc.(a)	30,458	289,047
Metabolix Inc.(a)(b)	57,029	259,482
MFRI Inc.(a)	9,478	65,777
Movado Group Inc.	28,799	523,278
Myers Industries Inc.	52,557	648,553
Park-Ohio Holdings Corp.(a)(b)	14,675	261,802
PMFG Inc.(a)(b)	30,530	595,640
Smith & Wesson Holding Corp.(a)(b)	100,689	439,004
Standex International Corp.	21,737	742,753
Sturm, Ruger & Co. Inc.	32,764	1,096,284
Synalloy Corp.	12,552	128,909

		7,125,600
MEDIA—1.41%
A.H. Belo Corp. Class A	33,614	159,666
Beasley Broadcast Group Inc. Class A(a)(b)	16,336	51,622
Cambium Learning Group Inc.(a)(b)	32,880	99,298
Courier Corp.	19,884	233,239
Cumulus Media Inc. Class A(a)(b)	63,347	211,579
Dex One Corp.(a)(b)	78,462	130,247
Dial Global Inc.(a)(b)	8,787	28,031
Dolan Co. (The)(a)(b)	53,154	452,872
E.W. Scripps Co. (The) Class A(a)	54,501	436,553
Emmis Communications Corp.(a)	54,490	35,958
Entercom Communications Corp.(a)(b)	42,534	261,584
Entravision Communications Corp. Class A	91,200	142,272
Fisher Communications Inc.(a)(b)	17,235	496,885
Gray Television Inc.(a)(b)	92,197	149,359
Journal Communications Inc. Class A(a)	76,214	335,342
Knology Inc.(a)	51,265	727,963
Lee Enterprises Inc.(a)(b)	79,724	56,604
Lin TV Corp. Class A(a)(b)	53,174	224,926
LodgeNet Interactive Corp.(a)(b)	32,727	78,218
Martha Stewart Living Omnimedia Inc. Class A	47,976	211,094
McClatchy Co. (The) Class A(a)(b)	100,910	241,175

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

Media General Inc. Class A(a)(b)	33,254	135,344
Nexstar Broadcasting Group Inc.(a)	21,674	169,924
Outdoor Channel Holdings Inc.	28,965	216,079
Radio One Inc. Class D(a)(b)	49,383	49,383
Saga Communications Inc. Class A(a)	1,103	41,230
Salem Communications Corp. Class A(a)	17,425	44,782
SuperMedia Inc.(a)(b)	19,466	51,390

		5,472,619
METAL FABRICATE & HARDWARE—0.80%
A.M. Castle & Co.(a)(b)	28,097	265,798
Ampco-Pittsburgh Corp.	14,441	279,289
Dynamic Materials Corp.	22,713	449,263
Eastern Co. (The)	11,397	229,080
Furmanite Corp.(a)	62,392	393,694
L.B. Foster Co. Class A	15,646	442,625
Lawson Products Inc.	7,288	112,454
NN Inc.(a)(b)	29,761	178,566
Northwest Pipe Co.(a)(b)	16,263	371,772
Olympic Steel Inc.	15,964	372,280

		3,094,821
MINING—1.09%
Charles & Colvard Ltd.(a)(b)	40,817	104,900
General Moly Inc.(a)(b)	113,910	351,982
Gold Reserve Inc.(a)	90,694	253,943
Golden Minerals Co.(a)(b)	48,452	281,506
Horsehead Holding Corp.(a)(b)	74,158	668,163
Midway Gold Corp.(a)(b)	148,265	312,839
Mines Management Inc.(a)(b)	43,815	87,630
Paramount Gold and Silver Corp.(a)(b)	200,626	429,340
Revett Minerals Inc.(a)	47,415	223,799
Solitario Exploration & Royalty Corp.(a)(b)	59,742	84,236
United States Lime & Minerals Inc.(a)(b)	3,179	191,090
Ur-Energy Inc.(a)(b)	183,382	157,525
Uranerz Energy Corp.(a)(b)	109,119	198,597
Uranium Energy Corp.(a)(b)	131,484	402,341
Uranium Resources Inc.(a)(b)	153,313	111,305
Vista Gold Corp.(a)(b)	128,097	393,258

		4,252,454
OIL & GAS—2.26%
Abraxas Petroleum Corp.(a)(b)	142,755	471,092
Adams Resources & Energy Inc.	6,806	197,238
Arabian American Development Co.(a)	33,354	282,842
Callon Petroleum Co.(a)(b)	66,571	330,858
CAMAC Energy Inc.(a)(b)	91,505	92,420
China North East Petroleum Holdings Ltd.(a)(b)	43,040	88,232
CREDO Petroleum Corp.(a)	14,310	147,393
Crimson Exploration Inc.(a)(b)	42,302	120,984
Double Eagle Petroleum Co.(a)	21,271	146,344
Endeavour International Corp.(a)(b)	63,120	548,513
Evolution Petroleum Corp.(a)(b)	35,227	283,577
FX Energy Inc.(a)(b)	89,963	431,822
Gastar Exploration Ltd.(a)	99,377	316,019
GeoMet Inc.(a)	39,932	37,137
GeoResources Inc.(a)	34,166	1,001,405
GMX Resources Inc.(a)(b)	102,727	128,409
Harvest Natural Resources Inc.(a)(b)	57,446	423,951
HKN Inc.(a)	13,625	29,021

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

Houston American Energy Corp.(a)(b)	28,899	352,279
Lucas Energy Inc.(a)(b)	24,447	56,717
Magellan Petroleum Corp.(a)	76,962	74,499
Miller Energy Resources Inc.(a)	53,446	149,114
Panhandle Oil and Gas Inc.	14,652	480,732
PostRock Energy Corp.(a)(b)	16,154	45,393
RAM Energy Resources Inc.(a)(b)	103,791	324,866
Royale Energy Inc.(a)(b)	12,839	58,803
Triangle Petroleum Corp.(a)	72,360	431,989
U.S. Energy Corp.(a)(b)	46,737	136,005
VAALCO Energy Inc.(a)	86,363	521,633
Vantage Drilling Co.(a)	296,645	344,108
Voyager Oil & Gas Inc.(a)	82,720	212,590
Warren Resources Inc.(a)	121,520	396,155
Zion Oil & Gas Inc.(a)(b)	61,812	136,605

		8,798,745
OIL & GAS SERVICES—1.28%
Bolt Technology Corp.	20,019	229,017
Dawson Geophysical Co.(a)(b)	13,362	528,200
Flotek Industries Inc.(a)(b)	85,959	856,152
Geokinetics Inc.(a)	18,953	40,749
Global Geophysical Services Inc.(a)(b)	30,522	205,108
Gulf Island Fabrication Inc.	24,169	705,976
Matrix Service Co.(a)	44,676	421,741
Mitcham Industries Inc.(a)(b)	20,137	439,792
Natural Gas Services Group Inc.(a)(b)	21,984	317,889
OYO Geospace Corp.(a)	7,345	567,989
TGC Industries Inc.(a)	25,295	180,606
Thermon Group Holdings Inc.(a)	17,472	307,857
Union Drilling Inc.(a)	25,246	157,535

		4,958,611
PACKAGING & CONTAINERS—0.10%
AEP Industries Inc.(a)(b)	9,146	257,460
UFP Technologies Inc.(a)	9,950	146,961

		404,421
PHARMACEUTICALS—5.12%
ACADIA Pharmaceuticals Inc.(a)	83,373	90,043
AcelRx Pharmaceuticals Inc.(a)	4,489	8,215
Achillion Pharmaceuticals Inc.(a)	79,605	606,590
Acura Pharmaceuticals Inc.(a)(b)	21,827	76,176
Akorn Inc.(a)(b)	93,762	1,042,633
Alexza Pharmaceuticals Inc.(a)(b)	97,608	81,015
Alimera Sciences Inc.(a)	57,665	72,081
Allos Therapeutics Inc.(a)	137,823	195,709
Amicus Therapeutics Inc.(a)(b)	30,249	104,057
Ampio Pharmaceuticals Inc.(a)(b)	36,044	153,908
Anacor Pharmaceuticals Inc.(a)(b)	20,516	127,199
Anika Therapeutics Inc.(a)	21,255	208,299
Antares Pharma Inc.(a)(b)	157,922	347,428
Anthera Pharmaceuticals Inc.(a)	34,922	214,421
Aoxing Pharmaceutical Co. Inc.(a)(b)	42,175	14,339
Array BioPharma Inc.(a)	104,826	226,424
AVANIR Pharmaceuticals Inc. Class A(a)(b)	211,345	433,257
AVI BioPharma Inc.(a)	238,368	177,584
Biodel Inc.(a)(b)	50,832	31,546
BioDelivery Sciences International Inc.(a)(b)	33,915	27,471
BioScrip Inc.(a)	69,463	379,268

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

BioSpecifics Technologies Corp.(a)(b)	9,888	164,339
Clovis Oncology Inc.(a)	18,606	262,158
Corcept Therapeutics Inc.(a)(b)	70,424	240,850
Cornerstone Therapeutics Inc.(a)	17,720	99,232
Cumberland Pharmaceuticals Inc.(a)(b)	24,209	130,244
Cyclacel Pharmaceuticals Inc.(a)(b)	109,647	64,692
Cytori Therapeutics Inc.(a)(b)	82,967	182,527
Depomed Inc.(a)(b)	91,104	471,919
Derma Sciences Inc.(a)(b)	15,210	115,292
DURECT Corp.(a)(b)	142,325	167,943
Dusa Pharmaceuticals Inc.(a)(b)	43,310	189,698
Dyax Corp.(a)	171,022	232,590
Endocyte Inc.(a)	30,798	115,800
Furiex Pharmaceuticals Inc.(a)(b)	19,526	326,279
Heska Corp.(a)	8,871	64,758
Hi-Tech Pharmacal Co. Inc.(a)	17,811	692,670
Idenix Pharmaceuticals Inc.(a)(b)	104,797	780,214
IGI Laboratories Inc.(a)	23,737	27,298
Infinity Pharmaceuticals Inc.(a)(b)	34,576	305,652
ISTA Pharmaceuticals Inc.(a)(b)	55,373	390,380
K-V Pharmaceutical Co. Class A(a)(b)	84,828	118,759
Keryx Biopharmaceuticals Inc.(a)(b)	115,336	291,800
Lannett Co. Inc.(a)(b)	28,107	124,233
Mannatech Inc.(a)	28,998	11,889
MAP Pharmaceuticals Inc.(a)(b)	36,922	486,263
MediciNova Inc.(a)(b)	18,095	31,123
Myrexis Inc(a)	59,767	160,176
Nabi Biopharmaceuticals(a)	83,721	157,395
Natural Alternatives International Inc.(a)(b)	10,510	92,698
Nature’s Sunshine Products Inc.(a)	18,357	284,901
Neurocrine Biosciences Inc.(a)(b)	83,717	711,594
NeurogesX Inc.(a)(b)	28,623	24,330
Nutraceutical International Corp.(a)	18,404	208,333
Obagi Medical Products Inc.(a)(b)	33,754	342,941
Oculus Innovative Sciences Inc.(a)(b)	40,861	42,904
Omega Protein Corp.(a)	31,256	222,855
Orexigen Therapeutics Inc.(a)	55,535	89,411
Osiris Therapeutics Inc.(a)(b)	32,451	173,613
OXiGENE Inc.(a)(b)	26,672	26,405
Pacira Pharmaceuticals Inc.(a)	9,569	82,772
Pain Therapeutics Inc.(a)	62,322	236,824
Pernix Therapeutics Holdings(a)(b)	9,147	84,701
Pharmacyclics Inc.(a)	78,528	1,163,785
PharMerica Corp.(a)	50,199	762,021
POZEN Inc.(a)	49,143	194,115
Progenics Pharmaceuticals Inc.(a)(b)	49,674	424,216
Raptor Pharmaceutical Corp.(a)(b)	80,976	506,910
Repros Therapeutics Inc.(a)(b)	22,985	110,788
Rigel Pharmaceuticals Inc.(a)	117,363	925,994
Santarus Inc.(a)(b)	93,315	308,873
Schiff Nutrition International Inc.(a)	21,884	234,159
SciClone Pharmaceuticals Inc.(a)(b)	59,138	253,702
Somaxon Pharmaceuticals Inc.(a)(b)	67,986	30,594
Sucampo Pharmaceuticals Inc.(a)(b)	28,643	126,888
Synta Pharmaceuticals Corp.(a)(b)	41,358	193,142
Theragenics Corp.(a)(b)	68,644	115,322
Threshold Pharmaceuticals Inc.(a)(b)	66,903	81,622
Vanda Pharmaceuticals Inc.(a)	49,631	236,244
Ventrus Biosciences Inc.(a)	11,330	90,527
XenoPort Inc.(a)	63,718	242,766
Zalicus Inc.(a)(b)	123,627	149,589
Zogenix Inc.(a)(b)	42,893	96,080

		19,895,455

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

PIPELINES—0.22%
Crosstex Energy Inc.	69,113	873,588

		873,588
REAL ESTATE—0.29%
Avatar Holdings Inc.(a)(b)	16,766	120,380
Consolidated-Tomoka Land Co.	9,229	249,829
HFF Inc. Class A(a)	49,173	507,957
Thomas Properties Group Inc.(b)	59,272	197,376
ZipRealty Inc.(a)	31,605	35,713

		1,111,255
REAL ESTATE INVESTMENT TRUSTS—5.48%
AG Mortgage Investment Trust Inc.	13,882	279,445
Agree Realty Corp.(b)	16,741	408,146
American Capital Mortgage Investment Corp.	17,160	322,951
American Realty Capital Properties Inc.	12,311	128,034
Apollo Commercial Real Estate Finance Inc.	41,367	543,149
Arbor Realty Trust Inc.(a)	27,627	97,247
ARMOUR Residential Inc.(b)	161,308	1,137,221
BRT Realty Trust(a)(b)	18,178	115,248
Campus Crest Communities Inc.	52,752	530,685
Capital Trust Inc. Class A(a)(b)	25,936	58,356
CapLease Inc.	117,375	474,195
Cedar Realty Trust Inc.(b)	97,498	420,216
Chatham Lodging Trust	27,565	297,151
Chesapeake Lodging Trust	54,737	846,234
Cogdell Spencer Inc.	75,951	322,792
Colony Financial Inc.	57,711	906,640
Dynex Capital Inc.	71,634	654,018
Education Realty Trust Inc.	156,571	1,601,721
Excel Trust Inc.	60,207	722,484
Gladstone Commercial Corp.(b)	22,036	386,732
Gramercy Capital Corp.(a)	67,623	169,057
Hudson Pacific Properties Inc.	38,124	539,836
Kite Realty Group Trust	92,563	417,459
Monmouth Real Estate Investment Corp. Class A	66,555	608,978
MPG Office Trust Inc.(a)	79,942	159,085
New York Mortgage Trust Inc.(b)	27,352	197,208
Newcastle Investment Corp.	175,807	817,503
NorthStar Realty Finance Corp.	166,701	795,164
One Liberty Properties Inc.	19,295	318,367
Parkway Properties Inc.(b)	38,094	375,607
PennyMac Mortgage Investment Trust(d)	47,939	796,746
PMC Commercial Trust	25,939	181,314
Preferred Apartment Communities Inc.	11,580	70,059
RAIT Financial Trust(b)	62,019	294,590
Ramco-Gershenson Properties Trust	66,991	658,521
Resource Capital Corp.(b)	130,788	733,721
Retail Opportunity Investments Corp.	93,138	1,102,754
STAG Industrial Inc.	29,640	339,971
Summit Hotel Properties Inc.	49,240	464,826
Terreno Realty Corp.	21,246	321,664
UMH Properties Inc.	27,799	258,809
Urstadt Biddle Properties Inc. Class A(b)	39,646	716,800
Whitestone REIT Class B	19,419	231,086
Winthrop Realty Trust	47,982	487,977

		21,309,767

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

RETAIL—4.60%
AFC Enterprises Inc.(a)(b)	45,035	662,014
America’s Car-Mart Inc.(a)	14,922	584,644
Ark Restaurants Corp.	6,918	92,701
Benihana Inc.(a)	25,277	258,584
Big 5 Sporting Goods Corp.	37,054	386,844
Biglari Holdings Inc.(a)	2,085	767,780
Body Central Corp.(a)(b)	21,370	533,395
Bon-Ton Stores Inc. (The)(b)	21,191	71,414
Books-A-Million Inc.(b)	10,845	25,920
Bravo Brio Restaurant Group Inc.(a)(b)	34,006	583,203
Build-A-Bear Workshop Inc.(a)	27,141	229,613
Cache Inc.(a)(b)	20,300	125,657
Caribou Coffee Co. Inc.(a)	21,774	303,747
Carrols Restaurant Group Inc.(a)	21,474	248,454
Casual Male Retail Group Inc.(a)	72,318	247,328
Christopher & Banks Corp.	60,564	141,720
Citi Trends Inc.(a)	24,516	215,250
Coldwater Creek Inc.(a)	122,884	145,003
Conn’s Inc.(a)(b)	24,315	269,897
Cosi Inc.(a)(b)	71,079	50,111
Cost Plus Inc.(a)(b)	32,625	318,094
dELiA*s Inc.(a)	66,384	67,712
Denny’s Corp.(a)(b)	168,345	632,977
Destination Maternity Corp.	18,706	312,764
DGSE Companies Inc.(a)(b)	10,934	79,381
Duckwall-ALCO Stores Inc.(a)	690	5,762
Einstein Noah Restaurant Group Inc.	9,637	152,457
Famous Dave’s of America Inc.(a)	17,660	183,311
FRD Acquisition Co.(a)(c)	77,501	8
Frisch’s Restaurants Inc.	2,091	40,816
Gaiam Inc. Class A(a)	30,586	99,099
Golfsmith International Holdings Inc.(a)(b)	7,694	24,390
Gordmans Stores Inc.(a)(b)	9,240	116,147
Hastings Entertainment Inc.(a)(b)	11,531	18,450
Haverty Furniture Companies Inc.	32,363	355,346
Hot Topic Inc.	73,845	488,115
Jamba Inc.(a)(b)	109,238	143,102
Kenneth Cole Productions Inc. Class A(a)(b)	15,755	166,845
Kirkland’s Inc.(a)	28,573	380,021
Kona Grill Inc.(a)(b)	11,745	71,879
Krispy Kreme Doughnuts Inc.(a)(b)	97,854	639,965
Lithia Motors Inc. Class A	38,414	839,730
Luby’s Inc.(a)(b)	36,345	163,916
MarineMax Inc.(a)	40,700	265,364
McCormick & Schmick’s Seafood Restaurants Inc.(a)(b)	24,377	213,055
Morton’s Restaurant Group Inc.(a)	18,990	130,651
Nathan’s Famous Inc.(a)	9,393	197,441
New York & Co. Inc.(a)	43,983	116,995
O’Charley’s Inc.(a)(b)	33,495	183,888
Pacific Sunwear of California Inc.(a)(b)	81,405	139,203
Pantry Inc. (The)(a)	40,667	486,784
PC Connection Inc.(b)	18,092	200,640
PC Mall Inc.(a)	20,878	131,114
PetMed Express Inc.	36,330	377,105
Red Robin Gourmet Burgers Inc.(a)	21,413	593,140
Ruth’s Hospitality Group Inc.(a)	58,899	292,728
Shoe Carnival Inc.(a)(b)	16,481	423,562
Stein Mart Inc.(a)	45,979	313,117
Steinway Musical Instruments Inc.(a)	11,397	285,381
Susser Holdings Corp.(a)	17,891	404,694
Talbots Inc. (The)(a)(b)	115,273	306,626

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

Trans World Entertainment Corp.(a)	13,972	35,209
Tuesday Morning Corp.(a)	71,592	246,992
West Marine Inc.(a)(b)	26,667	310,137
Wet Seal Inc. Class A(a)(b)	156,651	510,682
Winmark Corp.	5,001	286,907
Zale Corp.(a)	54,241	206,658

		17,901,639
SAVINGS & LOANS—3.30%
Bank Mutual Corp.	86,583	275,334
BankFinancial Corp.	49,077	270,905
Berkshire Hills Bancorp Inc.	38,236	848,457
BofI Holding Inc.(a)(b)	21,538	349,993
BSB Bancorp Inc(a)	16,382	172,666
Cape Bancorp Inc.(a)(b)	31,134	244,402
CFS Bancorp Inc.	27,927	120,924
Charter Financial Corp.	15,743	145,780
Chicopee Bancorp Inc.(a)(b)	20,380	285,320
Clifton Savings Bancorp Inc.(b)	22,165	205,691
ESB Financial Corp.	26,077	366,903
ESSA Bancorp Inc.	25,917	271,351
First Defiance Financial Corp.	22,039	321,549
First Financial Holdings Inc.	28,803	257,211
First Financial Northwest Inc.(a)(b)	36,455	214,720
First PacTrust Bancorp Inc.	22,986	235,607
Flushing Financial Corp.	60,711	766,780
Fox Chase Bancorp Inc.	29,834	376,803
Hampden Bancorp Inc.	7,757	91,533
Heritage Financial Group Inc.	17,577	195,280
Home Bancorp Inc.(a)	20,753	321,049
Home Federal Bancorp Inc.	32,784	340,954
HopFed Bancorp Inc.	15,047	97,806
Kaiser Federal Financial Group Inc.(b)	11,174	143,251
Meridian Interstate Bancorp Inc.(a)(b)	21,790	271,286
NASB Financial Inc.(a)(b)	8,819	94,452
OceanFirst Financial Corp.	31,500	411,705
Parkvale Financial Corp.	8,469	208,168
Peoples Federal Bancshares Inc.(a)	5,247	74,770
Provident Financial Holdings Inc.	25,660	239,664
Provident New York Bancorp	70,724	469,607
Pulaski Financial Corp.(b)	24,077	171,187
PVF Capital Corp.(a)	49,083	72,152
Riverview Bancorp Inc.(a)	35,863	84,995
Rockville Financial Inc.	58,477	605,822
Roma Financial Corp.	15,544	152,953
SI Financial Group Inc.	21,880	215,518
Territorial Bancorp Inc.	23,112	456,462
United Community Financial Corp.(a)	57,559	73,100
United Financial Bancorp Inc.	32,783	527,478
ViewPoint Financial Group	66,725	868,092
Waterstone Financial Inc.(a)(b)	16,058	30,831
Westfield Financial Inc.	59,247	436,058
WSFS Financial Corp.	12,288	441,876

		12,826,445
SEMICONDUCTORS—3.07%
Advanced Analogic Technologies Inc.(a)	77,922	450,389
Alpha & Omega Semiconductor Ltd.(a)(b)	29,375	214,731
Amtech Systems Inc.(a)(b)	16,791	142,891
ANADIGICS Inc.(a)	115,188	252,262
AuthenTec Inc.(a)	64,912	208,368

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

Axcelis Technologies Inc.(a)	167,416	222,663
AXT Inc.(a)(b)	54,420	226,931
BTU International Inc.(a)	15,236	39,614
Cascade Microtech Inc.(a)	19,490	66,461
Cohu Inc.	40,602	460,833
DSP Group Inc.(a)	41,924	218,424
eMagin Corp.(a)(b)	31,179	115,362
EMCORE Corp.(a)(b)	148,798	128,309
Exar Corp.(a)	65,060	422,890
FSI International Inc.(a)	65,687	240,414
GSI Group Inc.(a)(b)	44,385	454,059
GSI Technology Inc.(a)(b)	39,124	183,100
Ikanos Communications Inc.(a)	61,546	49,852
Inphi Corp.(a)	36,134	432,163
Integrated Silicon Solution Inc.(a)(b)	46,594	425,869
Intermolecular Inc.(a)(b)	16,780	143,972
inTEST Corp.(a)	19,779	54,986
IXYS Corp.(a)	40,572	439,395
Kopin Corp.(a)	110,534	428,872
Mattson Technology Inc.(a)	94,154	129,933
MaxLinear Inc.(a)(b)	29,493	140,092
Mindspeed Technologies Inc.(a)(b)	56,985	260,991
MIPS Technologies Inc.(a)	88,194	393,345
MoSys Inc.(a)(b)	58,314	244,919
Nanometrics Inc.(a)	34,917	643,171
Pericom Semiconductor Corp.(a)	42,663	324,665
Photronics Inc.(a)	99,270	603,562
Pixelworks Inc.(a)	29,756	72,307
PLX Technology Inc.(a)(b)	79,126	227,092
QuickLogic Corp.(a)(b)	63,385	164,801
Ramtron International Corp.(a)	44,549	86,871
Richardson Electronics Ltd.	26,070	320,400
Rudolph Technologies Inc.(a)	54,072	500,707
Sigma Designs Inc.(a)	57,489	344,934
Silicon Image Inc.(a)	135,312	635,966
Supertex Inc.(a)	18,794	354,831
Transwitch Corp.(a)	38,987	124,758
Ultra Clean Holdings Inc.(a)(b)	40,803	249,306
Vitesse Semiconductor Corp.(a)	42,751	106,450

		11,951,911
SOFTWARE—3.06%
Accelrys Inc.(a)(b)	95,608	642,486
Actuate Corp.(a)	62,553	366,561
American Software Inc. Class A	40,313	380,958
ATS Corp.(a)	27,552	85,962
Authentidate Holding Corp.(a)	55,280	37,590
Bitstream Inc.(a)(b)	13,968	80,316
Bsquare Corp.(a)	21,160	72,367
Callidus Software Inc.(a)	52,829	339,162
Concurrent Computer Corp.(a)	18,277	69,270
Convio Inc.(a)(b)	21,777	240,854
Daegis Inc.(a)(b)	8,723	16,661
DemandTec Inc.(a)	54,903	723,073
Digi International Inc.(a)	43,464	485,058
DynaVox Inc.(a)	17,979	65,444
Ellie Mae Inc.(a)	15,399	87,004
Envestnet Inc.(a)	32,400	387,504
ePocrates Inc.(a)	10,828	84,458
Evolving Systems Inc.(b)	19,411	145,388
FalconStor Software Inc.(a)(b)	54,568	140,785
Geeknet Inc.(a)(b)	7,996	136,332

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

Glu Mobile Inc.(a)(b)	79,958	251,068
GSE Systems Inc.(a)(b)	35,406	69,042
Guidance Software Inc.(a)	27,250	176,580
inContact Inc.(a)(b)	56,631	250,875
InnerWorkings Inc.(a)(b)	45,041	419,332
Innodata Isogen Inc.(a)	48,189	189,865
Majesco Entertainment Co.(a)(b)	65,941	160,896
Market Leader Inc.(a)	46,118	126,824
Medidata Solutions Inc.(a)(b)	38,438	836,026
Mediware Information Systems(a)	1,545	19,807
Monotype Imaging Holdings Inc.(a)	60,794	947,778
Official Payments Holdings Inc.(a)	29,546	128,821
Omnicell Inc.(a)	56,260	929,415
PDF Solutions Inc.(a)(b)	42,156	293,827
Pervasive Software Inc.(a)	27,306	158,921
PROS Holdings Inc.(a)(b)	36,453	542,421
QAD Inc. Class A(a)	14,454	151,767
Rosetta Stone Inc.(a)(b)	18,028	137,554
Schawk Inc.	19,561	219,279
Scientific Learning Corp.(a)	28,594	72,915
SciQuest Inc.(a)	23,276	332,149
SeaChange International Inc.(a)(b)	46,244	325,095
Simulations Plus Inc.(a)	12,598	37,668
Smith Micro Software Inc.(a)	59,138	66,826
SoundBite Communications Inc.(a)(b)	13,298	29,921
Tangoe Inc.(a)(b)	17,631	271,517
THQ Inc.(a)(b)	112,665	85,625
Versant Corp.(a)	8,229	76,201

		11,895,248
TELECOMMUNICATIONS—2.76%
8x8 Inc.(a)(b)	109,490	347,083
Alaska Communications Systems Group Inc.(b)	77,363	232,863
Alliance Fiber Optic Products Inc.(a)	13,290	101,801
Anaren Inc.(a)	28,342	471,044
Aviat Networks Inc.(a)	104,303	190,874
Aware Inc.(a)	28,231	85,258
CalAmp Corp.(a)(b)	50,363	214,043
Clearfield Inc.(a)	24,273	184,718
ClearOne Communications Inc.(a)	12,127	52,389
Communications Systems Inc.	14,192	199,539
Consolidated Communications Holdings Inc.	44,513	847,973
Dialogic Inc.(a)(b)	24,209	29,051
Ditech Networks Inc.(a)	62,715	58,952
Extreme Networks Inc.(a)(b)	157,718	460,537
Fairpoint Communications Inc.(a)(b)	36,945	159,972
FiberTower Corp.(a)(b)	73,442	15,202
General Communication Inc. Class A(a)	69,563	681,022
Globalstar Inc.(a)(b)	179,360	96,854
Globecomm Systems Inc.(a)(b)	38,267	523,493
Hickory Tech Corp.	26,887	297,908
I.D. Systems Inc.(a)	19,931	94,274
KVH Industries Inc.(a)	26,013	202,381
Lantronix Inc.(a)(b)	12,356	31,384
Meru Networks Inc.(a)(b)	24,432	100,904
Motricity Inc.(a)	61,749	55,574
Multiband Corp.(a)(b)	32,068	103,580
NeoPhotonics Corp.(a)	14,538	66,584
Network Equipment Technologies Inc.(a)(b)	57,821	67,072
Novatel Wireless Inc.(a)	55,197	172,767
Numerex Corp. Class A(a)(b)	19,176	157,818
Oplink Communications Inc.(a)	32,916	542,126

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

Opnext Inc.(a)	74,362	60,070
ORBCOMM Inc.(a)	62,553	187,033
Powerwave Technologies Inc.(a)(b)	53,479	111,236
Preformed Line Products Co.	4,309	257,075
Procera Networks Inc.(a)(b)	24,851	387,179
RigNet Inc.(a)	10,353	173,309
ShoreTel Inc.(a)(b)	80,093	510,993
SureWest Communications	24,760	297,863
Symmetricom Inc.(a)	76,059	409,958
Telular Corp.	32,494	243,705
TESSCO Technologies Inc.	11,792	162,965
UniTek Global Services Inc.(a)(b)	23,630	107,044
USA Mobility Inc.	39,608	549,363
Warwick Valley Telephone Co.	14,876	196,214
Westell Technologies Inc.(a)(b)	93,017	206,498
Zhone Technologies Inc.(a)(b)	43,760	37,634

		10,743,179
TEXTILES—0.06%
Culp Inc.(a)	19,227	163,814
Dixie Group Inc.(a)	22,215	65,534

		229,348
TOYS, GAMES & HOBBIES—0.13%
Dreams Inc.(a)	49,939	107,369
LeapFrog Enterprises Inc.(a)	71,223	398,136

		505,505
TRANSPORTATION—1.67%
Air Transport Services Group Inc.(a)(b)	93,608	441,830
Baltic Trading Ltd.	31,581	150,010
CAI International Inc.(a)(b)	20,355	314,688
Celadon Group Inc.(b)	34,365	405,851
Covenant Transportation Group Class A(a)	18,130	53,846
DHT Maritime Inc.	113,202	83,769
Eagle Bulk Shipping Inc.(a)(b)	104,584	98,529
Echo Global Logistics Inc.(a)(b)	20,961	338,520
Excel Maritime Carriers Ltd.(a)(b)	73,684	106,842
Frozen Food Express Industries Inc.(a)	33,669	43,433
Genco Shipping & Trading Ltd.(a)(b)	51,390	347,396
International Shipholding Corp.	12,994	242,858
Knightsbridge Tankers Ltd.(b)	38,254	522,932
P.A.M. Transportation Services Inc.(a)	10,179	96,701
Pacer International Inc.(a)	59,199	316,715
Patriot Transportation Holding Inc.(a)(b)	10,487	227,568
PHI Inc.(a)(b)	23,232	577,315
Quality Distribution Inc.(a)	25,398	285,727
Rand Logistics Inc.(a)	26,098	169,898
Roadrunner Transportation Systems Inc.(a)	15,451	218,323
Saia Inc.(a)(b)	28,110	350,813
Scorpio Tankers Inc.(a)(b)	52,074	254,642
Teekay Tankers Ltd. Class A	71,759	252,592
Ultrapetrol (Bahamas) Ltd.(a)(b)	40,130	119,587
Universal Truckload Services Inc.	9,941	180,429
USA Truck Inc.(a)	17,139	132,484
XPO Logistics Inc.(a)	14,061	173,653

		6,506,951

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2011

TRUCKING & LEASING—0.25%
Greenbrier Companies Inc. (The)(a)(b)	34,320	833,290
Willis Lease Finance Corp.(a)(b)	12,886	153,343

		986,633
VENTURE CAPITAL—0.30%
Fidus Investment Corp.(b)	9,239	119,830
GSV Capital Corp.(a)	9,288	129,568
Harris & Harris Group Inc.(a)(b)	57,063	197,438
Hercules Technology Growth Capital Inc.	74,292	701,316

		1,148,152
WATER—0.71%
Artesian Resources Corp. Class A	16,093	303,031
Connecticut Water Service Inc.	17,194	466,473
Consolidated Water Co. Ltd.	26,549	227,790
Middlesex Water Co.	26,250	489,825
Pennichuck Corp.	10,826	312,114
SJW Corp.	23,179	547,952
York Water Co. (The)	23,055	406,690

		2,753,875

TOTAL COMMON STOCKS
(Cost: $498,048,616)		388,224,301

SHORT-TERM INVESTMENTS—17.35%

MONEY MARKET FUNDS—17.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	61,859,143	61,859,143
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	5,403,478	5,403,478
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	216,539	216,539

		67,479,160

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,479,160)		67,479,160

TOTAL INVESTMENTS IN SECURITIES—117.18%
(Cost: $565,527,776)		455,703,461
Other Assets, Less Liabilities—(17.18)%		(66,814,831)

NET ASSETS—100.00%		$388,888,630

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.75%

ADVERTISING—0.51%
Clear Channel Outdoor Holdings Inc. Class A(a)	64,396	$808,170
Interpublic Group of Companies Inc. (The)	734,462	7,146,315
Lamar Advertising Co. Class A(a)(b)	92,504	2,543,860
Omnicom Group Inc.	447,679	19,957,530

		30,455,875
AEROSPACE & DEFENSE—1.20%
Alliant Techsystems Inc.	53,621	3,064,976
BE Aerospace Inc.(a)	154,699	5,988,398
Exelis Inc.	294,170	2,662,239
Goodrich Corp.	198,853	24,598,116
L-3 Communications Holdings Inc.	159,033	10,604,321
Rockwell Collins Inc.	245,330	13,583,922
Spirit AeroSystems Holdings Inc. Class A(a)(b)	187,140	3,888,769
TransDigm Group Inc.(a)	79,598	7,615,937

		72,006,678
AGRICULTURE—0.63%
Bunge Ltd.(b)	234,476	13,412,027
Lorillard Inc.	214,982	24,507,948

		37,919,975
AIRLINES—0.58%
AMR Corp.(a)(b)	523,995	183,398
Copa Holdings SA Class A	51,568	3,025,495
Delta Air Lines Inc.(a)	1,347,010	10,897,311
Southwest Airlines Co.	1,260,794	10,792,397
United Continental Holdings Inc.(a)(b)	528,459	9,972,021

		34,870,622
APPAREL—0.73%
Deckers Outdoor Corp.(a)(b)	61,598	4,654,961
Hanesbrands Inc.(a)(b)	153,431	3,354,002
Ralph Lauren Corp.	100,005	13,808,690
Under Armour Inc. Class A(a)(b)	58,130	4,173,153
VF Corp.	138,498	17,587,861

		43,578,667
AUTO MANUFACTURERS—0.16%
Navistar International Corp.(a)	115,585	4,378,360
Oshkosh Corp.(a)	144,585	3,091,227
Tesla Motors Inc.(a)(b)	85,844	2,451,705

		9,921,292
AUTO PARTS & EQUIPMENT—0.75%
Autoliv Inc.	142,010	7,596,115
BorgWarner Inc.(a)	174,390	11,115,619
Federal-Mogul Corp. Class A(a)	30,783	454,049
Goodyear Tire & Rubber Co. (The)(a)	388,833	5,509,764
Lear Corp.	167,447	6,664,391

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2011

TRW Automotive Holdings Corp.(a)	162,189	5,287,361
Visteon Corp.(a)	81,128	4,051,532
WABCO Holdings Inc.(a)	107,443	4,663,026

		45,341,857
BANKS—2.75%
Associated Banc-Corp	277,104	3,095,252
Bank of Hawaii Corp.	75,691	3,367,492
BOK Financial Corp.	40,729	2,237,244
CapitalSource Inc.	435,779	2,919,719
CIT Group Inc.(a)	319,341	11,135,421
City National Corp.	74,404	3,287,169
Comerica Inc.	319,995	8,255,871
Commerce Bancshares Inc.	123,392	4,703,703
Cullen/Frost Bankers Inc.	84,798	4,486,662
East West Bancorp Inc.	236,389	4,668,683
Fifth Third Bancorp	1,463,051	18,610,009
First Citizens BancShares Inc. Class A	8,692	1,521,013
First Horizon National Corp.	420,924	3,367,392
First Republic Bank San Francisco(a)	117,329	3,591,441
Fulton Financial Corp.	316,127	3,101,206
Huntington Bancshares Inc.	1,375,033	7,548,931
KeyCorp	1,514,189	11,644,113
M&T Bank Corp.	199,844	15,256,091
Northern Trust Corp.	345,792	13,714,111
Popular Inc.(a)	1,624,047	2,257,425
Regions Financial Corp.	2,001,003	8,604,313
SunTrust Banks Inc.	854,991	15,133,341
Synovus Financial Corp.	1,239,305	1,747,420
TCF Financial Corp.	252,253	2,603,251
Valley National Bancorp(b)	271,431	3,357,601
Zions Bancorp	293,322	4,775,282

		164,990,156
BEVERAGES—1.45%
Beam Inc.	245,507	12,577,324
Brown-Forman Corp. Class B NVS	163,234	13,141,969
Coca-Cola Enterprises Inc.	517,600	13,343,728
Constellation Brands Inc. Class A(a)	289,394	5,981,774
Dr Pepper Snapple Group Inc.	352,521	13,917,529
Green Mountain Coffee Roasters Inc.(a)(b)	195,658	8,775,261
Molson Coors Brewing Co. Class B NVS	213,770	9,307,546
Monster Beverage Corp.(a)	111,487	10,272,412

		87,317,543
BIOTECHNOLOGY—1.23%
Alexion Pharmaceuticals Inc.(a)	292,753	20,931,839
Amylin Pharmaceuticals Inc.(a)(b)	208,106	2,368,246
Bio-Rad Laboratories Inc. Class A(a)	31,416	3,017,193
Charles River Laboratories International Inc.(a)	82,099	2,243,766
Dendreon Corp.(a)(b)	233,771	1,776,660
Human Genome Sciences Inc.(a)(b)	303,285	2,241,276
Illumina Inc.(a)(b)	195,790	5,967,679
Life Technologies Corp.(a)	284,687	11,077,171
Myriad Genetics Inc.(a)	137,151	2,871,942
Regeneron Pharmaceuticals Inc.(a)(b)	116,091	6,434,924
United Therapeutics Corp.(a)	82,420	3,894,345
Vertex Pharmaceuticals Inc.(a)(b)	328,058	10,894,806

		73,719,847

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2011

BUILDING MATERIALS—0.43%
Armstrong World Industries Inc.(a)	33,740	1,480,174
Fortune Brands Home & Security Inc.(a)	245,542	4,181,580
Lennox International Inc.	84,643	2,856,701
Martin Marietta Materials Inc.(b)	72,605	5,475,143
Masco Corp.	570,322	5,976,975
Owens Corning(a)	198,472	5,700,116

		25,670,689
CHEMICALS—3.12%
Airgas Inc.	125,011	9,760,859
Albemarle Corp.	146,029	7,521,954
Ashland Inc.	126,032	7,203,989
Cabot Corp.	104,623	3,362,583
Celanese Corp. Series A	248,785	11,013,712
CF Industries Holdings Inc.	104,129	15,096,622
Cytec Industries Inc.	78,602	3,509,579
Eastman Chemical Co.	226,392	8,842,872
Ecolab Inc.	477,761	27,619,363
FMC Corp.	114,251	9,830,156
Huntsman Corp.	307,316	3,073,160
International Flavors & Fragrances Inc.	128,022	6,710,913
Intrepid Potash Inc.(a)	83,160	1,881,911
Kronos Worldwide Inc.	34,237	617,635
PPG Industries Inc.	251,851	21,027,040
Rockwood Holdings Inc.(a)	109,028	4,292,432
RPM International Inc.	207,363	5,090,762
Sherwin-Williams Co. (The)	142,926	12,759,004
Sigma-Aldrich Corp.	194,011	12,117,927
Solutia Inc.(a)(b)	194,023	3,352,717
Valspar Corp. (The)	152,782	5,953,915
W.R. Grace & Co.(a)	116,706	5,359,140
Westlake Chemical Corp.	31,982	1,286,956

		187,285,201
COAL—0.76%
Alpha Natural Resources Inc.(a)	360,648	7,368,039
Arch Coal Inc.	336,913	4,888,607
CONSOL Energy Inc.	360,924	13,245,911
Peabody Energy Corp.	431,146	14,275,244
Walter Energy Inc.	99,209	6,008,097

		45,785,898
COMMERCIAL SERVICES—3.18%
Aaron’s Inc.	119,897	3,198,852
Alliance Data Systems Corp.(a)(b)	81,258	8,437,831
Apollo Group Inc. Class A(a)	177,180	9,544,687
Booz Allen Hamilton Holding Corp.(a)	36,568	630,798
Career Education Corp.(a)	98,414	784,359
CoreLogic Inc.(a)	154,260	1,994,582
Corrections Corp. of America(a)(b)	158,054	3,219,560
DeVry Inc.	109,382	4,206,832
Education Management Corp.(a)(b)	61,704	1,727,095
Equifax Inc.	196,002	7,593,117
FleetCor Technologies Inc.(a)	23,270	695,075
Gartner Inc.(a)(b)	154,900	5,385,873
Genpact Ltd.(a)	201,424	3,011,289
Global Payments Inc.	127,490	6,040,476
Green Dot Corp. Class A(a)(b)	34,853	1,088,111

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2011

H&R Block Inc.	486,133	7,938,552
Hertz Global Holdings Inc.(a)(b)	388,451	4,552,646
Iron Mountain Inc.	265,453	8,175,952
ITT Educational Services Inc.(a)(b)	42,677	2,427,894
KAR Auction Services Inc.(a)(b)	45,272	611,172
Lender Processing Services Inc.	137,153	2,066,896
Manpower Inc.	131,166	4,689,184
Monster Worldwide Inc.(a)(b)	206,086	1,634,262
Moody’s Corp.	317,430	10,691,042
Morningstar Inc.	38,775	2,305,174
Paychex Inc.	514,581	15,494,034
Quanta Services Inc.(a)	343,411	7,397,073
R.R. Donnelley & Sons Co.	299,110	4,316,157
Robert Half International Inc.	233,846	6,655,257
SAIC Inc.(a)	459,427	5,646,358
SEI Investments Co.	232,156	4,027,907
Service Corp. International	380,286	4,050,046
Total System Services Inc.	258,041	5,047,282
Towers Watson & Co. Class A	91,306	5,471,968
Verisk Analytics Inc. Class A(a)	189,468	7,603,351
VistaPrint NV(a)(b)	64,095	1,961,307
Weight Watchers International Inc.	46,391	2,551,969
Western Union Co.	1,006,866	18,385,373

		191,259,393
COMPUTERS—1.68%
Brocade Communications Systems Inc.(a)	752,421	3,905,065
Cadence Design Systems Inc.(a)	427,346	4,444,398
Computer Sciences Corp.	246,721	5,847,288
Diebold Inc.	104,344	3,137,624
DST Systems Inc.	53,310	2,426,671
Fortinet Inc.(a)(b)	190,514	4,155,110
Fusion-io Inc.(a)(b)	26,444	639,945
IHS Inc. Class A(a)(b)	78,684	6,779,413
Lexmark International Inc. Class A	119,566	3,954,048
MICROS Systems Inc.(a)	129,183	6,017,344
NCR Corp.(a)	251,848	4,145,418
Riverbed Technology Inc.(a)	244,453	5,744,646
SanDisk Corp.(a)	379,602	18,680,214
Synopsys Inc.(a)	233,600	6,353,920
Teradata Corp.(a)	268,813	13,040,119
Western Digital Corp.(a)	370,103	11,454,688

		100,725,911
COSMETICS & PERSONAL CARE—0.20%
Avon Products Inc.	685,081	11,968,365

		11,968,365
DISTRIBUTION & WHOLESALE—1.36%
Arrow Electronics Inc.(a)	183,958	6,881,869
Fastenal Co.(b)	469,559	20,477,468
Fossil Inc.(a)(b)	83,332	6,613,228
Genuine Parts Co.	250,531	15,332,497
Ingram Micro Inc. Class A(a)	255,755	4,652,183
LKQ Corp.(a)	232,337	6,988,697
W.W. Grainger Inc.	90,675	16,973,453
WESCO International Inc.(a)	68,869	3,650,746

		81,570,141

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2011

DIVERSIFIED FINANCIAL SERVICES—2.87%
Affiliated Managers Group Inc.(a)	82,899	7,954,159
Air Lease Corp.(a)(b)	55,740	1,321,595
Ameriprise Financial Inc.	360,305	17,885,540
CBOE Holdings Inc.	83,798	2,167,016
Discover Financial Services	868,665	20,847,960
E*TRADE Financial Corp.(a)	398,359	3,170,938
Eaton Vance Corp.	189,646	4,483,231
Federated Investors Inc. Class B(b)	143,320	2,171,298
Greenhill & Co. Inc.	47,275	1,719,392
Interactive Brokers Group Inc. Class A	59,037	882,013
IntercontinentalExchange Inc.(a)	117,086	14,114,717
Invesco Ltd.	735,848	14,783,186
Janus Capital Group Inc.	296,321	1,869,785
Jefferies Group Inc.(b)	214,365	2,947,519
Lazard Ltd. Class A	176,124	4,598,598
Legg Mason Inc.	222,592	5,353,338
LPL Investment Holdings Inc.(a)(b)	54,742	1,671,821
NASDAQ OMX Group Inc. (The)(a)	196,967	4,827,661
NYSE Euronext Inc.	416,922	10,881,664
Raymond James Financial Inc.	161,787	5,008,926
SLM Corp.	839,927	11,255,022
T. Rowe Price Group Inc.	413,642	23,556,912
TD Ameritrade Holding Corp.	348,517	5,454,291
Waddell & Reed Financial Inc. Class A	137,394	3,403,249

		172,329,831
ELECTRIC—5.84%
AES Corp. (The)(a)	1,046,098	12,385,800
Alliant Energy Corp.	176,685	7,793,575
Ameren Corp.	384,034	12,723,047
Calpine Corp.(a)	611,431	9,984,668
CMS Energy Corp.	401,885	8,873,621
Consolidated Edison Inc.	465,918	28,900,894
Constellation Energy Group Inc.	296,610	11,766,519
DTE Energy Co.	269,683	14,684,239
Edison International	518,843	21,480,100
Entergy Corp.	283,408	20,702,954
GenOn Energy Inc.(a)	1,228,851	3,207,301
Great Plains Energy Inc.	216,136	4,707,442
Hawaiian Electric Industries Inc.	151,783	4,019,214
Integrys Energy Group Inc.	124,684	6,755,379
ITC Holdings Corp.	81,242	6,164,643
MDU Resources Group Inc.	300,674	6,452,464
National Fuel Gas Co.	131,693	7,319,497
Northeast Utilities	281,526	10,154,643
NRG Energy Inc.(a)	383,952	6,957,210
NSTAR	164,970	7,746,991
NV Energy Inc.	375,628	6,141,518
OGE Energy Corp.	155,927	8,842,620
Pepco Holdings Inc.	359,390	7,295,617
Pinnacle West Capital Corp.	173,615	8,364,771
PPL Corp.	919,087	27,039,540
Progress Energy Inc.	469,020	26,274,501
SCANA Corp.	183,461	8,266,753
TECO Energy Inc.	342,308	6,551,775
Westar Energy Inc.	181,462	5,222,476
Wisconsin Energy Corp.	372,242	13,013,580
Xcel Energy Inc.	771,031	21,311,297

		351,104,649

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2011

ELECTRICAL COMPONENTS & EQUIPMENT—0.61%
AMETEK Inc.	256,108	10,782,147
Energizer Holdings Inc.(a)	110,975	8,598,343
General Cable Corp.(a)	82,904	2,073,429
GrafTech International Ltd.(a)	204,980	2,797,977
Hubbell Inc. Class B	95,948	6,415,083
Molex Inc.	215,275	5,136,462
SunPower Corp.(a)	157,982	984,228

		36,787,669
ELECTRONICS—1.87%
Agilent Technologies Inc.(a)	554,181	19,357,542
Amphenol Corp. Class A	263,941	11,980,282
Avnet Inc.(a)	243,307	7,564,415
AVX Corp.	77,608	990,278
FLIR Systems Inc.	254,269	6,374,524
Garmin Ltd.(b)	171,178	6,814,596
Gentex Corp.	227,329	6,726,665
Itron Inc.(a)	64,553	2,309,061
Jabil Circuit Inc.	306,348	6,022,802
Mettler-Toledo International Inc.(a)	51,191	7,561,422
National Instruments Corp.	144,602	3,752,422
PerkinElmer Inc.	179,604	3,592,080
Tech Data Corp.(a)	68,902	3,404,448
Thomas & Betts Corp.(a)	83,462	4,557,025
Trimble Navigation Ltd.(a)	195,292	8,475,673
Vishay Intertechnology Inc.(a)	230,038	2,068,042
Waters Corp.(a)	145,940	10,806,857

		112,358,134
ENGINEERING & CONSTRUCTION—0.84%
AECOM Technology Corp.(a)	189,573	3,899,517
Chicago Bridge & Iron Co. NV	159,081	6,013,262
Fluor Corp.	277,542	13,946,486
Jacobs Engineering Group Inc.(a)	201,952	8,195,212
KBR Inc.	241,305	6,725,170
McDermott International Inc.(a)	373,420	4,298,064
Shaw Group Inc. (The)(a)	114,579	3,082,175
URS Corp.(a)	124,991	4,389,684

		50,549,570
ENTERTAINMENT—0.41%
Bally Technologies Inc.(a)(b)	68,630	2,715,003
Dolby Laboratories Inc. Class A(a)(b)	84,300	2,571,993
DreamWorks Animation SKG Inc. Class A(a)(b)	113,532	1,884,064
International Game Technology	477,612	8,214,926
Madison Square Garden Inc. Class A(a)	95,745	2,742,137
Marriott Vacations Worldwide Corp.(a)(b)	41,172	706,512
Penn National Gaming Inc.(a)	108,093	4,115,100
Regal Entertainment Group Class A	129,149	1,542,039

		24,491,774
ENVIRONMENTAL CONTROL—0.55%
Covanta Holding Corp.	181,259	2,481,436
Republic Services Inc.	510,943	14,076,480
Stericycle Inc.(a)(b)	136,717	10,652,988
Waste Connections Inc.	180,888	5,994,628

		33,205,532

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2011

FOOD—3.11%
Campbell Soup Co.	282,525	9,391,131
ConAgra Foods Inc.	651,149	17,190,334
Corn Products International Inc.	121,701	6,400,256
Dean Foods Co.(a)(b)	290,677	3,255,582
Flowers Foods Inc.	178,101	3,380,357
H.J. Heinz Co.	512,486	27,694,743
Hershey Co. (The)	242,040	14,953,231
Hormel Foods Corp.	218,596	6,402,677
J.M. Smucker Co. (The)	184,709	14,438,703
McCormick & Co. Inc. NVS	211,004	10,638,822
Ralcorp Holdings Inc.(a)	87,663	7,495,186
Safeway Inc.	563,910	11,864,666
Sara Lee Corp.	931,760	17,628,899
Smithfield Foods Inc.(a)	264,459	6,421,064
SUPERVALU Inc.	336,630	2,733,436
Tyson Foods Inc. Class A	479,281	9,892,360
Whole Foods Market Inc.	246,243	17,133,588

		186,915,035
FOREST PRODUCTS & PAPER—0.55%
Domtar Corp.	58,018	4,639,119
International Paper Co.	696,256	20,609,178
MeadWestvaco Corp.	270,236	8,093,568

		33,341,865
GAS—1.35%
AGL Resources Inc.	185,428	7,836,187
Atmos Energy Corp.	144,153	4,807,503
CenterPoint Energy Inc.	677,468	13,610,332
NiSource Inc.	445,241	10,601,188
Questar Corp.	282,114	5,602,784
Sempra Energy	381,307	20,971,885
Southern Union Co.	198,608	8,363,383
UGI Corp.	177,828	5,228,143
Vectren Corp.	130,157	3,934,646

		80,956,051
HAND & MACHINE TOOLS—0.60%
Kennametal Inc.	130,581	4,768,818
Lincoln Electric Holdings Inc.	134,030	5,243,253
Regal Beloit Corp.	61,609	3,140,211
Snap-on Inc.	92,685	4,691,715
Stanley Black & Decker Inc.	267,715	18,097,534

		35,941,531
HEALTH CARE—PRODUCTS—2.99%
Alere Inc.(a)(b)	136,656	3,155,387
Boston Scientific Corp.(a)	2,433,677	12,995,835
Bruker Corp.(a)	134,855	1,674,899
C.R. Bard Inc.	136,408	11,662,884
CareFusion Corp.(a)	355,832	9,041,691
Cooper Companies Inc. (The)	73,634	5,192,670
Edwards Lifesciences Corp.(a)	182,629	12,911,870
Gen-Probe Inc.(a)	76,156	4,502,343

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2011

Henry Schein Inc.(a)(b)	146,913	9,465,605
Hill-Rom Holdings Inc.	100,936	3,400,534
Hologic Inc.(a)	416,381	7,290,831
Hospira Inc.(a)(b)	267,194	8,114,682
IDEXX Laboratories Inc.(a)(b)	91,327	7,028,526
Intuitive Surgical Inc.(a)	62,563	28,967,295
QIAGEN NV(a)	371,580	5,131,520
ResMed Inc.(a)	243,456	6,183,782
Sirona Dental Systems Inc.(a)	88,678	3,905,379
TECHNE Corp.	59,042	4,030,207
Teleflex Inc.	64,154	3,931,999
Thoratec Corp.(a)	91,527	3,071,646
Varian Medical Systems Inc.(a)	186,627	12,528,270
Zimmer Holdings Inc.(a)	285,340	15,242,863

		179,430,718
HEALTH CARE - SERVICES—2.19%
AMERIGROUP Corp.(a)(b)	69,999	4,135,541
Brookdale Senior Living Inc.(a)	154,824	2,692,389
Cigna Corp.	454,592	19,092,864
Community Health Systems Inc.(a)	151,913	2,650,882
Covance Inc.(a)(b)	96,612	4,417,101
Coventry Health Care Inc.(a)	236,055	7,168,990
DaVita Inc.(a)	152,088	11,529,791
Health Management Associates Inc. Class A(a)(b)	404,585	2,981,792
Health Net Inc.(a)	131,915	4,012,854
Humana Inc.	268,163	23,493,760
Laboratory Corp. of America Holdings(a)(b)	159,571	13,718,319
LifePoint Hospitals Inc.(a)	76,363	2,836,885
Lincare Holdings Inc.	141,938	3,649,226
MEDNAX Inc.(a)(b)	76,574	5,514,094
Quest Diagnostics Inc.	250,576	14,548,443
Tenet Healthcare Corp.(a)	689,607	3,537,684
Universal Health Services Inc. Class B	143,893	5,591,682

		131,572,297
HOLDING COMPANIES - DIVERSIFIED—0.27%
American Capital Ltd.(a)	560,050	3,769,137
Ares Capital Corp.	326,101	5,038,260
Leucadia National Corp.	314,702	7,156,323

		15,963,720
HOME BUILDERS—0.44%
D.R. Horton Inc.	444,580	5,606,154
Lennar Corp. Class A	254,998	5,010,711
NVR Inc.(a)	7,988	5,479,768
PulteGroup Inc.(a)	542,233	3,421,490
Thor Industries Inc.	70,351	1,929,728
Toll Brothers Inc.(a)(b)	233,593	4,769,969

		26,217,820
HOME FURNISHINGS—0.26%
Harman International Industries Inc.	111,053	4,224,456
Tempur-Pedic International Inc.(a)(b)	109,014	5,726,506
Whirlpool Corp.	121,396	5,760,240

		15,711,202

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2011

HOUSEHOLD PRODUCTS & WARES—0.70%
Avery Dennison Corp.	169,827	4,870,639
Church & Dwight Co. Inc.	227,662	10,417,813
Clorox Co. (The)	212,336	14,133,084
Jarden Corp.	145,689	4,353,187
Scotts Miracle-Gro Co. (The) Class A(b)	67,609	3,156,664
Tupperware Brands Corp.	91,330	5,111,740

		42,043,127
HOUSEWARES—0.17%
Newell Rubbermaid Inc.	463,762	7,489,756
Toro Co. (The)	49,287	2,989,750

		10,479,506
INSURANCE—4.69%
Alleghany Corp.(a)(b)	10,566	3,014,374
Allied World Assurance Co. Holdings Ltd.	60,475	3,805,692
American Financial Group Inc.	127,775	4,713,620
American National Insurance Co.	10,775	786,898
Aon Corp.	526,372	24,634,210
Arch Capital Group Ltd.(a)	210,158	7,824,182
Arthur J. Gallagher & Co.	175,763	5,877,515
Aspen Insurance Holdings Ltd.	112,297	2,975,870
Assurant Inc.	153,699	6,310,881
Assured Guaranty Ltd.	294,199	3,865,775
Axis Capital Holdings Ltd.(b)	206,106	6,587,148
Brown & Brown Inc.	185,317	4,193,724
Cincinnati Financial Corp.	232,951	7,095,687
CNA Financial Corp.	42,012	1,123,821
Endurance Specialty Holdings Ltd.	64,328	2,460,546
Erie Indemnity Co. Class A	44,172	3,452,484
Everest Re Group Ltd.	73,147	6,150,931
Fidelity National Financial Inc. Class A	355,582	5,664,421
Genworth Financial Inc. Class A(a)	780,414	5,111,712
Hanover Insurance Group Inc. (The)	72,145	2,521,468
Hartford Financial Services Group Inc. (The)	709,108	11,523,005
HCC Insurance Holdings Inc.	169,492	4,661,030
Kemper Corp.	79,509	2,322,458
Lincoln National Corp.	499,212	9,694,697
Markel Corp.(a)	15,470	6,414,945
Marsh & McLennan Companies Inc.	873,429	27,617,825
MBIA Inc.(a)(b)	235,107	2,724,890
Mercury General Corp.	41,959	1,914,170
Old Republic International Corp.	412,946	3,828,009
PartnerRe Ltd.	107,537	6,904,951
Principal Financial Group Inc.	485,963	11,954,690
Progressive Corp. (The)	988,287	19,281,479
Protective Life Corp.	136,136	3,071,228
Reinsurance Group of America Inc.	117,705	6,150,086
RenaissanceRe Holdings Ltd.(b)	82,406	6,128,534
StanCorp Financial Group Inc.	71,958	2,644,456
Torchmark Corp.	167,356	7,261,577
Transatlantic Holdings Inc.	91,366	5,000,461
Unum Group	465,625	9,810,719
Validus Holdings Ltd.	122,892	3,871,098
W.R. Berkley Corp.	182,039	6,260,321
White Mountains Insurance Group Ltd.	10,945	4,963,120
XL Group PLC	492,757	9,741,806

		281,916,514

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2011

INTERNET—1.46%
AOL Inc.(a)(b)	155,764	2,352,036
Equinix Inc.(a)	74,596	7,564,034
Expedia Inc.	155,336	4,507,851
F5 Networks Inc.(a)	129,170	13,707,520
Groupon Inc.(a)(b)	64,292	1,326,344
HomeAway Inc.(a)	13,780	320,385
IAC/InterActiveCorp	121,009	5,154,983
Liberty Interactive Corp. Series A(a)	957,335	15,523,187
LinkedIn Corp.(a)	14,388	906,588
Netflix Inc.(a)(b)	88,168	6,109,161
Pandora Media Inc.(a)(b)	25,647	256,726
Rackspace Hosting Inc.(a)(b)	164,108	7,058,285
TIBCO Software Inc.(a)	264,080	6,314,153
TripAdvisor Inc.(a)	155,336	3,916,021
VeriSign Inc.	253,319	9,048,555
WebMD Health Corp.(a)(b)	94,378	3,543,894

		87,609,723
IRON & STEEL—1.13%
AK Steel Holding Corp.(b)	176,170	1,455,164
Allegheny Technologies Inc.	169,011	8,078,726
Carpenter Technology Corp.	70,263	3,617,139
Cliffs Natural Resources Inc.	232,511	14,497,061
Commercial Metals Co.	183,703	2,540,612
Nucor Corp.	503,318	19,916,293
Reliance Steel & Aluminum Co.	119,164	5,802,095
Schnitzer Steel Industries Inc. Class A	35,321	1,493,372
Steel Dynamics Inc.	346,911	4,561,880
United States Steel Corp.(b)	228,971	6,058,573

		68,020,915
LEISURE TIME—0.46%
Harley-Davidson Inc.	376,261	14,625,265
Polaris Industries Inc.	103,117	5,772,490
Royal Caribbean Cruises Ltd.	214,972	5,324,856
WMS Industries Inc.(a)(b)	91,165	1,870,706

		27,593,317
LODGING—1.01%
Choice Hotels International Inc.	45,714	1,739,418
Hyatt Hotels Corp. Class A(a)	70,240	2,643,834
Marriott International Inc. Class A	413,076	12,049,427
MGM Resorts International(a)	561,045	5,851,699
Starwood Hotels & Resorts Worldwide Inc.	310,652	14,901,977
Wyndham Worldwide Corp.	245,282	9,279,018
Wynn Resorts Ltd.	126,158	13,939,197

		60,404,570
MACHINERY—1.72%
AGCO Corp.(a)	150,992	6,488,126
Babcock & Wilcox Co. (The)(a)	187,010	4,514,421
CNH Global NV(a)	42,240	1,520,218
Flowserve Corp.	88,910	8,830,541
Gardner Denver Inc.	83,261	6,416,093
Graco Inc.	96,516	3,946,539
IDEX Corp.	132,343	4,911,249
Joy Global Inc.	166,876	12,510,694

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2011

Manitowoc Co. Inc. (The)	209,359	1,924,009
Nordson Corp.	96,330	3,966,869
Rockwell Automation Inc.	229,807	16,860,940
Roper Industries Inc.	152,716	13,266,439
Terex Corp.(a)(b)	173,797	2,347,997
Wabtec Corp.	76,893	5,378,665
Xylem Inc.	293,194	7,532,154
Zebra Technologies Corp. Class A(a)(b)	87,328	3,124,596

		103,539,550
MANUFACTURING—2.60%
AptarGroup Inc.	107,055	5,585,059
Carlisle Companies Inc.	97,402	4,314,909
Cooper Industries PLC	262,794	14,230,295
Crane Co.	77,775	3,632,870
Donaldson Co. Inc.	121,515	8,272,741
Dover Corp.	297,121	17,247,874
Eaton Corp.	543,347	23,651,895
Harsco Corp.	127,897	2,632,120
Ingersoll-Rand PLC(b)	497,137	15,147,765
ITT Corp.	146,769	2,837,045
Leggett & Platt Inc.	227,582	5,243,489
Pall Corp.	184,922	10,568,292
Parker Hannifin Corp.	240,840	18,364,050
Pentair Inc.	156,745	5,218,041
Polypore International Inc.(a)(b)	62,191	2,735,782
SPX Corp.	81,031	4,883,739
Textron Inc.	440,536	8,145,511
Trinity Industries Inc.	127,251	3,825,165

		156,536,642
MEDIA—2.21%
AMC Networks Inc. Class A(a)(b)	86,763	3,260,554
Cablevision NY Group Class A	345,048	4,906,583
Charter Communications Inc. Class A(a)	86,688	4,936,015
Discovery Communications Inc. Series A(a)	420,849	17,242,183
DISH Network Corp. Class A	318,728	9,077,373
FactSet Research Systems Inc.	73,449	6,410,629
Gannett Co. Inc.	382,346	5,111,966
John Wiley & Sons Inc. Class A	74,181	3,293,636
Liberty Global Inc. Series A(a)	441,394	18,110,396
Liberty Media Corp. Series A(a)	186,389	14,547,661
McGraw-Hill Companies Inc. (The)	485,222	21,820,433
Nielsen Holdings NV(a)	128,507	3,815,373
Scripps Networks Interactive Inc. Class A	141,443	6,000,012
Sirius XM Radio Inc.(a)	6,284,678	11,438,114
Washington Post Co. (The) Class B	7,948	2,994,886

		132,965,814
METAL FABRICATE & HARDWARE—0.14%
Timken Co. (The)	139,245	5,390,174
Valmont Industries Inc.	36,045	3,272,526

		8,662,700
MINING—0.43%
Allied Nevada Gold Corp.(a)(b)	141,904	4,296,853
Compass Minerals International Inc.	52,329	3,602,852
Molycorp Inc.(a)(b)	89,243	2,140,047
Royal Gold Inc.	86,536	5,835,122

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2011

Titanium Metals Corp.	135,829	2,034,718
Vulcan Materials Co.(b)	205,610	8,090,754

		26,000,346
OFFICE & BUSINESS EQUIPMENT—0.39%
Pitney Bowes Inc.(b)	291,549	5,405,318
Xerox Corp.	2,231,353	17,761,570

		23,166,888
OIL & GAS—4.77%
Atwood Oceanics Inc.(a)(b)	90,161	3,587,506
Cabot Oil & Gas Corp.	166,363	12,626,952
Cimarex Energy Co.	136,229	8,432,575
Cobalt International Energy Inc.(a)	188,289	2,922,245
Concho Resources Inc.(a)	164,631	15,434,156
Continental Resources Inc.(a)(b)	66,709	4,450,157
Denbury Resources Inc.(a)	640,019	9,664,287
Diamond Offshore Drilling Inc.(b)	109,539	6,053,125
Energen Corp.	114,789	5,739,450
EQT Corp.	213,932	11,721,334
EXCO Resources Inc.	236,189	2,468,175
Forest Oil Corp.(a)	180,661	2,447,957
Helmerich & Payne Inc.	151,784	8,858,114
HollyFrontier Corp.	303,931	7,111,985
Kosmos Energy Ltd.(a)(b)	51,761	634,590
Murphy Oil Corp.	308,026	17,169,369
Nabors Industries Ltd.(a)	457,648	7,935,616
Newfield Exploration Co.(a)	214,158	8,080,181
Noble Energy Inc.	281,014	26,524,912
Patterson-UTI Energy Inc.	245,836	4,911,803
Pioneer Natural Resources Co.	185,931	16,637,106
Plains Exploration & Production Co.(a)	224,553	8,245,586
QEP Resources Inc.	281,500	8,247,950
Quicksilver Resources Inc.(a)(b)	188,747	1,266,492
Range Resources Corp.	255,921	15,851,747
Rowan Companies Inc.(a)	202,868	6,152,987
SandRidge Energy Inc.(a)(b)	654,539	5,341,038
SM Energy Co.	101,332	7,407,369
Sunoco Inc.	172,001	7,055,481
Tesoro Corp.(a)(b)	228,979	5,348,950
Ultra Petroleum Corp.(a)	243,552	7,216,446
Unit Corp.(a)	66,872	3,102,861
Valero Energy Corp.	908,108	19,115,674
Whiting Petroleum Corp.(a)	186,916	8,727,108

		286,491,284
OIL & GAS SERVICES—1.32%
Cameron International Corp.(a)	390,189	19,193,397
CARBO Ceramics Inc.	30,606	3,774,638
Core Laboratories NV	72,639	8,277,214
Dresser-Rand Group Inc.(a)(b)	119,829	5,980,665
FMC Technologies Inc.(a)(b)	382,711	19,988,996
Oceaneering International Inc.	172,850	7,973,571
Oil States International Inc.(a)	81,578	6,230,112
RPC Inc.	68,609	1,252,114
SEACOR Holdings Inc.(a)	34,615	3,079,350
Superior Energy Services Inc.(a)(b)	126,793	3,605,993

		79,356,050

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2011

PACKAGING & CONTAINERS—1.00%
Ball Corp.	267,489	9,552,032
Bemis Co. Inc.	167,760	5,046,221
Crown Holdings Inc.(a)	248,343	8,339,358
Greif Inc. Class A	61,123	2,784,153
Owens-Illinois Inc.(a)	261,208	5,062,211
Packaging Corp. of America	162,064	4,090,495
Rock-Tenn Co. Class A	110,312	6,365,002
Sealed Air Corp.	305,437	5,256,571
Silgan Holdings Inc.	79,095	3,056,231
Sonoco Products Co.	158,776	5,233,257
Temple-Inland Inc.	172,502	5,470,038

		60,255,569
PHARMACEUTICALS—2.70%
AmerisourceBergen Corp.	411,408	15,300,264
BioMarin Pharmaceutical Inc.(a)(b)	176,640	6,072,883
Catalyst Health Solutions Inc.(a)(b)	67,850	3,528,200
DENTSPLY International Inc.	224,195	7,844,583
Endo Pharmaceuticals Holdings Inc.(a)	185,613	6,409,217
Forest Laboratories Inc.(a)	425,441	12,873,845
Herbalife Ltd.	189,893	9,811,771
Mead Johnson Nutrition Co. Class A	325,410	22,365,429
Mylan Inc.(a)	699,503	15,011,334
Omnicare Inc.	184,416	6,353,131
Patterson Companies Inc.	148,097	4,371,823
Perrigo Co.	132,159	12,859,071
Pharmasset Inc.(a)	118,431	15,182,854
SXC Health Solutions Corp.(a)(b)	98,549	5,566,048
VCA Antech Inc.(a)	137,256	2,710,806
Warner Chilcott PLC Class A(a)	269,385	4,075,795
Watson Pharmaceuticals Inc.(a)	201,419	12,153,623

		162,490,677
PIPELINES—1.32%
El Paso Corp.	1,224,538	32,535,975
ONEOK Inc.	170,590	14,788,447
Spectra Energy Corp.	1,034,916	31,823,667

		79,148,089
REAL ESTATE—0.28%
CBRE Group Inc. Class A(a)	465,295	7,081,790
Forest City Enterprises Inc. Class A(a)	217,802	2,574,420
Howard Hughes Corp. (The)(a)	34,220	1,511,497
Jones Lang LaSalle Inc.	68,216	4,178,912
St. Joe Co. (The)(a)(b)	104,038	1,525,197

		16,871,816
REAL ESTATE INVESTMENT TRUSTS—7.27%
Alexandria Real Estate Equities Inc.	98,367	6,784,372
American Capital Agency Corp.	356,964	10,023,549
Annaly Capital Management Inc.(b)	1,514,498	24,171,388
Apartment Investment and Management Co. Class A	189,792	4,348,135
AvalonBay Communities Inc.(b)	149,761	19,558,787
Boston Properties Inc.	231,857	23,092,957
Brandywine Realty Trust	215,374	2,046,053
BRE Properties Inc. Class A(b)	118,854	5,999,750
Camden Property Trust	111,758	6,955,818

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2011

Chimera Investment Corp.(b)	1,631,304	4,094,573
CommonWealth REIT	132,879	2,211,107
Corporate Office Properties Trust	112,880	2,399,829
DDR Corp.	344,038	4,186,943
Digital Realty Trust Inc.(b)	160,196	10,680,267
Douglas Emmett Inc.(b)	198,170	3,614,621
Duke Realty Corp.	401,383	4,836,665
Equity Residential	469,215	26,759,332
Essex Property Trust Inc.	51,902	7,292,750
Federal Realty Investment Trust(b)	99,120	8,995,140
General Growth Properties Inc.(b)	897,601	13,481,967
HCP Inc.	646,582	26,787,892
Health Care REIT Inc.	304,849	16,623,416
Hospitality Properties Trust	196,103	4,506,447
Host Hotels & Resorts Inc.	1,092,722	16,139,504
Kimco Realty Corp.	648,047	10,524,283
Liberty Property Trust	182,983	5,650,515
Macerich Co. (The)	208,463	10,548,228
Mack-Cali Realty Corp.	138,377	3,693,282
Piedmont Office Realty Trust Inc. Class A	275,133	4,688,266
Plum Creek Timber Co. Inc.(b)	257,884	9,428,239
Prologis Inc.	730,758	20,892,371
Rayonier Inc.(b)	193,818	8,650,097
Realty Income Corp.(b)	212,134	7,416,205
Regency Centers Corp.	142,939	5,377,365
Senior Housing Properties Trust	258,881	5,809,290
SL Green Realty Corp.(b)	141,585	9,435,224
Taubman Centers Inc.	88,751	5,511,437
UDR Inc.	345,974	8,683,947
Ventas Inc.(b)	403,672	22,254,437
Vornado Realty Trust	293,394	22,550,263
Weingarten Realty Investors	192,009	4,189,636
Weyerhaeuser Co.	857,686	16,012,998

		436,907,345
RETAIL—6.34%
Abercrombie & Fitch Co. Class A	139,829	6,829,248
Advance Auto Parts Inc.	117,426	8,176,372
American Eagle Outfitters Inc.	310,116	4,741,674
AutoNation Inc.(a)(b)	62,077	2,288,779
AutoZone Inc.(a)	40,265	13,084,917
Bed Bath & Beyond Inc.(a)	396,726	22,998,206
Best Buy Co. Inc.	469,650	10,975,720
Big Lots Inc.(a)(b)	104,635	3,951,018
Brinker International Inc.	127,796	3,419,821
CarMax Inc.(a)(b)	359,674	10,962,863
Chico’s FAS Inc.	280,762	3,127,689
Chipotle Mexican Grill Inc.(a)	49,559	16,738,057
Copart Inc.(a)	89,269	4,275,092
Darden Restaurants Inc.	217,270	9,903,167
Dick’s Sporting Goods Inc.	149,986	5,531,484
Dillard’s Inc. Class A(b)	49,534	2,223,086
Dollar General Corp.(a)	157,634	6,485,063
Dollar Tree Inc.(a)	194,722	16,183,345
DSW Inc. Class A	37,890	1,675,117
Dunkin’ Brands Group Inc.(a)(b)	40,432	1,009,991
Family Dollar Stores Inc.	194,769	11,230,381
Foot Locker Inc.	246,408	5,874,367
GameStop Corp. Class A(a)(b)	224,997	5,429,178
Gap Inc. (The)	563,074	10,445,023
Guess? Inc.	103,571	3,088,487
J. Crew Group Inc. Escrow(a)(c)	85,240	8

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2011

J.C. Penney Co. Inc.	263,276	9,254,151
Limited Brands Inc.	397,162	16,025,487
Macy’s Inc.	678,079	21,820,582
MSC Industrial Direct Co. Inc. Class A	70,388	5,036,261
Nordstrom Inc.	259,725	12,910,930
O’Reilly Automotive Inc.(a)(b)	204,359	16,338,502
Orchard Supply Hardware Stores Corp. Class A(a)(b)	2,776	10,438
Panera Bread Co. Class A(a)(b)	46,181	6,532,302
PetSmart Inc.	180,584	9,262,153
PVH Corp.	95,130	6,705,714
RadioShack Corp.	159,373	1,547,512
Ross Stores Inc.	374,266	17,788,863
Sally Beauty Holdings Inc.(a)	150,750	3,185,347
Sears Holdings Corp.(a)(b)	61,342	1,949,449
Signet Jewelers Ltd.	138,286	6,079,053
Staples Inc.	1,135,686	15,774,679
Tiffany & Co.	203,386	13,476,356
Tractor Supply Co.	115,054	8,071,038
Ulta Salon, Cosmetics & Fragrance Inc.(a)	72,216	4,688,263
Urban Outfitters Inc.(a)	172,827	4,763,112
Wendy’s Co. (The)	476,355	2,553,263
Williams-Sonoma Inc.	167,194	6,436,969

		380,858,577
SAVINGS & LOANS—0.56%
BankUnited Inc.	53,783	1,182,688
Capitol Federal Financial Inc.	267,820	3,090,643
First Niagara Financial Group Inc.	553,455	4,776,317
Hudson City Bancorp Inc.	752,505	4,703,156
New York Community Bancorp Inc.	696,501	8,615,717
People’s United Financial Inc.	599,670	7,705,759
TFS Financial Corp.(a)	128,362	1,150,124
Washington Federal Inc.	176,538	2,469,767

		33,694,171
SEMICONDUCTORS—3.56%
Advanced Micro Devices Inc.(a)(b)	981,199	5,298,475
Altera Corp.	513,132	19,037,197
Analog Devices Inc.	477,162	17,072,856
Atmel Corp.(a)(b)	728,211	5,898,509
Avago Technologies Ltd.	304,657	8,792,401
Cree Inc.(a)(b)	174,677	3,849,881
Cypress Semiconductor Corp.(a)	245,704	4,149,941
Fairchild Semiconductor International Inc.(a)	204,288	2,459,628
First Solar Inc.(a)(b)	95,057	3,209,124
Freescale Semiconductor Holdings I Ltd.(a)(b)	70,056	886,208
International Rectifier Corp.(a)	110,793	2,151,600
Intersil Corp. Class A	199,642	2,084,262
KLA-Tencor Corp.	267,386	12,901,375
Lam Research Corp.(a)(b)	198,261	7,339,622
Linear Technology Corp.	362,672	10,891,040
LSI Corp.(a)	910,448	5,417,166
Marvell Technology Group Ltd.(a)	809,009	11,204,775
Maxim Integrated Products Inc.	470,375	12,248,565
MEMC Electronic Materials Inc.(a)(b)	366,208	1,442,860
Microchip Technology Inc.	303,342	11,111,417
Micron Technology Inc.(a)(b)	1,381,187	8,687,666
Novellus Systems Inc.(a)(b)	110,612	4,567,169
NVIDIA Corp.(a)	955,960	13,249,606
ON Semiconductor Corp.(a)	708,272	5,467,860
PMC-Sierra Inc.(a)	370,848	2,043,372

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2011

QLogic Corp.(a)	166,536	2,498,040
Rovi Corp.(a)	180,308	4,431,971
Silicon Laboratories Inc.(a)(b)	66,373	2,881,916
Skyworks Solutions Inc.(a)	300,526	4,874,532
Teradyne Inc.(a)	295,192	4,023,467
Xilinx Inc.	423,005	13,561,540

		213,734,041
SHIPBUILDING—0.04%
Huntington Ingalls Industries Inc.(a)(b)	77,642	2,428,642

		2,428,642
SOFTWARE—3.67%
Activision Blizzard Inc.	674,197	8,306,107
Akamai Technologies Inc.(a)	297,345	9,598,296
Allscripts Healthcare Solutions Inc.(a)	302,964	5,738,138
ANSYS Inc.(a)	146,210	8,374,909
Ariba Inc.(a)	154,134	4,328,083
Autodesk Inc.(a)	365,966	11,099,749
BMC Software Inc.(a)	281,654	9,232,618
Broadridge Financial Solutions Inc.	196,212	4,424,581
CA Inc.	610,930	12,349,950
Cerner Corp.(a)	226,353	13,864,121
Citrix Systems Inc.(a)	299,376	18,178,111
Compuware Corp.(a)	348,997	2,903,655
Dun & Bradstreet Corp. (The)	78,684	5,887,924
Electronic Arts Inc.(a)	529,433	10,906,320
Fidelity National Information Services Inc.	417,823	11,109,913
Fiserv Inc.(a)	228,699	13,433,779
Informatica Corp.(a)(b)	168,460	6,221,228
Intuit Inc.	481,848	25,340,386
MSCI Inc. Class A(a)	191,334	6,300,629
Nuance Communications Inc.(a)(b)	379,393	9,545,528
Red Hat Inc.(a)	307,393	12,692,257
Solera Holdings Inc.	112,517	5,011,507
VeriFone Systems Inc.(a)	162,460	5,770,579

		220,618,368
TELECOMMUNICATIONS—2.23%
Acme Packet Inc.(a)(b)	85,177	2,632,821
Amdocs Ltd.(a)	278,210	7,937,331
Ciena Corp.(a)(b)	151,215	1,829,702
Clearwire Corp. Class A(a)	283,040	549,098
Crown Castle International Corp.(a)(b)	462,503	20,720,134
EchoStar Corp. Class A(a)	60,922	1,275,707
Frontier Communications Corp.	1,584,953	8,162,508
Harris Corp.	188,887	6,807,487
IPG Photonics Corp.(a)(b)	43,789	1,483,133
JDS Uniphase Corp.(a)	359,904	3,757,398
Level 3 Communications Inc.(a)(b)	251,412	4,271,490
MetroPCS Communications Inc.(a)	441,451	3,831,795
Motorola Mobility Holdings Inc.(a)	415,265	16,112,282
NeuStar Inc. Class A(a)	117,277	4,007,355
NII Holdings Inc.(a)	271,061	5,773,599
Polycom Inc.(a)	280,486	4,571,922
SBA Communications Corp. Class A(a)(b)	180,484	7,753,593
Telephone and Data Systems Inc.	144,284	3,735,513
Tellabs Inc.	576,378	2,328,567
tw telecom inc.(a)(b)	239,574	4,642,944
United States Cellular Corp.(a)(b)	23,364	1,019,371
Virgin Media Inc.	477,725	10,213,760
Windstream Corp.	903,962	10,612,514

		134,030,024

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2011

TEXTILES—0.19%
Cintas Corp.	179,732	6,256,471
Mohawk Industries Inc.(a)	90,232	5,400,385

		11,656,856
TOYS, GAMES & HOBBIES—0.35%
Hasbro Inc.	183,646	5,856,471
Mattel Inc.	553,528	15,365,937

		21,222,408
TRANSPORTATION—1.29%
Alexander & Baldwin Inc.	65,977	2,693,181
C.H. Robinson Worldwide Inc.	263,657	18,397,985
Con-way Inc.	88,186	2,571,504
Expeditors International of Washington Inc.	338,199	13,852,631
J.B. Hunt Transport Services Inc.	145,526	6,558,857
Kansas City Southern Industries Inc.(a)	174,761	11,885,496
Kirby Corp.(a)(b)	85,483	5,628,201
Landstar System Inc.	76,440	3,663,005
Ryder System Inc.	81,735	4,343,398
Teekay Corp.	66,503	1,777,625
Tidewater Inc.	82,814	4,082,730
UTi Worldwide Inc.	162,811	2,163,758

		77,618,371
TRUCKING & LEASING—0.05%
GATX Corp.	73,654	3,215,734

		3,215,734
WATER—0.23%
American Water Works Co. Inc.	279,265	8,897,383
Aqua America Inc.	220,642	4,865,156

		13,762,539

TOTAL COMMON STOCKS
(Cost: $5,924,132,503)		5,994,565,681

PREFERRED STOCKS—0.00%

RETAIL—0.00%
Orchard Supply Hardware Stores Corp. Series A(b)	2,776	10,438

		10,438

TOTAL PREFERRED STOCKS
(Cost: $16,432)		10,438

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2011

SHORT-TERM INVESTMENTS—6.80%

MONEY MARKET FUNDS—6.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	369,804,767	369,804,767
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	32,302,937	32,302,937
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	6,173,870	6,173,870

		408,281,574

TOTAL SHORT-TERM INVESTMENTS
(Cost: $408,281,574)		408,281,574

TOTAL INVESTMENTS IN SECURITIES—106.55%
(Cost: $6,332,430,509)		6,402,857,693
Other Assets, Less Liabilities—(6.55)%		(393,495,116)

NET ASSETS—100.00%		$6,009,362,577

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.79%
Interpublic Group of Companies Inc. (The)	269,917	$2,626,294
Lamar Advertising Co. Class A(a)	27,456	755,040
Omnicom Group Inc.	438,904	19,566,340

		22,947,674
AEROSPACE & DEFENSE—1.28%
Alliant Techsystems Inc.	3,377	193,029
BE Aerospace Inc.(a)	143,437	5,552,446
Goodrich Corp.	79,726	9,862,106
Rockwell Collins Inc.	240,524	13,317,814
Spirit AeroSystems Holdings Inc. Class A(a)	37,321	775,530
TransDigm Group Inc.(a)	78,039	7,466,772

		37,167,697
AGRICULTURE—0.12%
Bunge Ltd.	59,274	3,390,473

		3,390,473
AIRLINES—0.66%
AMR Corp.(a)(b)	241,403	84,491
Copa Holdings SA Class A	39,257	2,303,208
Delta Air Lines Inc.(a)	793,277	6,417,611
Southwest Airlines Co.	217,923	1,865,421
United Continental Holdings Inc.(a)(b)	440,830	8,318,462

		18,989,193
APPAREL—0.88%
Deckers Outdoor Corp.(a)(b)	60,368	4,562,010
Hanesbrands Inc.(a)	150,841	3,297,384
Ralph Lauren Corp.	98,043	13,537,777
Under Armour Inc. Class A(a)(b)	56,700	4,070,493

		25,467,664
AUTO MANUFACTURERS—0.16%
Navistar International Corp.(a)	61,067	2,313,218
Tesla Motors Inc.(a)(b)	83,981	2,398,497

		4,711,715
AUTO PARTS & EQUIPMENT—0.73%
BorgWarner Inc.(a)	170,977	10,898,074
Goodyear Tire & Rubber Co. (The)(a)	382,068	5,413,904
Visteon Corp.(a)	4,275	213,493
WABCO Holdings Inc.(a)	105,112	4,561,861

		21,087,332
BEVERAGES—1.84%
Brown-Forman Corp. Class B NVS	136,513	10,990,662
Coca-Cola Enterprises Inc.	388,659	10,019,629
Dr Pepper Snapple Group Inc.	345,615	13,644,880
Green Mountain Coffee Roasters Inc.(a)(b)	191,726	8,598,911
Monster Beverage Corp.(a)	109,304	10,071,271

		53,325,353

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2011

BIOTECHNOLOGY—2.01%
Alexion Pharmaceuticals Inc.(a)	287,012	20,521,358
Amylin Pharmaceuticals Inc.(a)(b)	203,998	2,321,497
Charles River Laboratories International Inc.(a)	80,394	2,197,168
Dendreon Corp.(a)(b)	226,604	1,722,190
Human Genome Sciences Inc.(a)(b)	295,055	2,180,456
Illumina Inc.(a)(b)	192,692	5,873,252
Life Technologies Corp.(a)	24,514	953,840
Myriad Genetics Inc.(a)	133,339	2,792,119
Regeneron Pharmaceuticals Inc.(a)(b)	113,717	6,303,333
United Therapeutics Corp.(a)	81,046	3,829,424
Vertex Pharmaceuticals Inc.(a)	284,603	9,451,666

		58,146,303
BUILDING MATERIALS—0.39%
Armstrong World Industries Inc.(a)	3,168	138,980
Lennox International Inc.	83,034	2,802,397
Martin Marietta Materials Inc.	33,253	2,507,609
Masco Corp.	560,408	5,873,076

		11,322,062
CHEMICALS—5.29%
Airgas Inc.	122,531	9,567,221
Albemarle Corp.	143,175	7,374,944
Celanese Corp. Series A	243,907	10,797,763
CF Industries Holdings Inc.	85,246	12,358,965
Eastman Chemical Co.	221,883	8,666,750
Ecolab Inc.	468,396	27,077,973
FMC Corp.	111,983	9,635,017
Huntsman Corp.	59,338	593,380
International Flavors & Fragrances Inc.	125,323	6,569,432
Intrepid Potash Inc.(a)	81,335	1,840,611
Kronos Worldwide Inc.	34,237	617,635
PPG Industries Inc.	246,916	20,615,017
Rockwood Holdings Inc.(a)	101,150	3,982,276
Sherwin-Williams Co. (The)	140,130	12,509,405
Sigma-Aldrich Corp.	190,210	11,880,517
Solutia Inc.(a)	191,272	3,305,180
Valspar Corp. (The)	18,818	733,337
W.R. Grace & Co.(a)	103,259	4,741,653
Westlake Chemical Corp.	6,379	256,691

		153,123,767
COAL—1.29%
Alpha Natural Resources Inc.(a)	197,929	4,043,690
Arch Coal Inc.	34,203	496,286
CONSOL Energy Inc.	353,852	12,986,368
Peabody Energy Corp.	422,704	13,995,729
Walter Energy Inc.	97,130	5,882,193

		37,404,266
COMMERCIAL SERVICES—4.47%
Aaron’s Inc.	86,159	2,298,722
Alliance Data Systems Corp.(a)(b)	79,667	8,272,621

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2011

Apollo Group Inc. Class A(a)	173,636	9,353,771
Booz Allen Hamilton Holding Corp.(a)	16,773	289,334
DeVry Inc.	87,207	3,353,981
Equifax Inc.	9,940	385,076
FleetCor Technologies Inc.(a)	23,436	700,033
Gartner Inc.(a)(b)	151,851	5,279,859
Genpact Ltd.(a)	152,131	2,274,358
Global Payments Inc.	125,110	5,927,712
Green Dot Corp. Class A(a)(b)	34,306	1,071,033
H&R Block Inc.	280,489	4,580,385
Hertz Global Holdings Inc.(a)(b)	381,878	4,475,610
Iron Mountain Inc.	260,065	8,010,002
ITT Educational Services Inc.(a)(b)	41,632	2,368,445
KAR Auction Services Inc.(a)	8,687	117,275
Lender Processing Services Inc.	134,167	2,021,897
Moody’s Corp.	311,203	10,481,317
Morningstar Inc.	37,939	2,255,474
Paychex Inc.	464,145	13,975,406
Robert Half International Inc.	229,209	6,523,288
SAIC Inc.(a)(b)	145,353	1,786,388
SEI Investments Co.	228,285	3,960,745
Towers Watson & Co. Class A	18,568	1,112,780
Verisk Analytics Inc. Class A(a)	156,234	6,269,670
VistaPrint NV(a)(b)	62,571	1,914,673
Weight Watchers International Inc.	45,068	2,479,191
Western Union Co.	987,137	18,025,122

		129,564,168
COMPUTERS—1.51%
Cadence Design Systems Inc.(a)	419,556	4,363,382
DST Systems Inc.	7,657	348,547
Fortinet Inc.(a)(b)	187,625	4,092,101
Fusion-io Inc.(a)(b)	13,549	327,886
IHS Inc. Class A(a)(b)	77,021	6,636,129
MICROS Systems Inc.(a)	126,631	5,898,472
NCR Corp.(a)	194,343	3,198,886
Riverbed Technology Inc.(a)	239,391	5,625,689
Synopsys Inc.(a)	15,370	418,064
Teradata Corp.(a)	263,550	12,784,810

		43,693,966
COSMETICS & PERSONAL CARE—0.40%
Avon Products Inc.	671,667	11,734,022

		11,734,022
DISTRIBUTION & WHOLESALE—1.96%
Arrow Electronics Inc.(a)	25,134	940,263
Fastenal Co.(b)	460,358	20,076,212
Fossil Inc.(a)(b)	81,584	6,474,506
Genuine Parts Co.	67,237	4,114,904
LKQ Corp.(a)	227,536	6,844,283
W.W. Grainger Inc.	88,903	16,641,753
WESCO International Inc.(a)	31,779	1,684,605

		56,776,526
DIVERSIFIED FINANCIAL SERVICES—2.52%
Affiliated Managers Group Inc.(a)	58,077	5,572,488
CBOE Holdings Inc.	82,033	2,121,373
Discover Financial Services	84,146	2,019,504

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2011

Eaton Vance Corp.	185,319	4,380,941
Federated Investors Inc. Class B(b)	114,159	1,729,509
Greenhill & Co. Inc.	46,651	1,696,697
IntercontinentalExchange Inc.(a)	114,790	13,837,935
Lazard Ltd. Class A	172,877	4,513,819
LPL Investment Holdings Inc.(a)	45,260	1,382,240
NASDAQ OMX Group Inc. (The)(a)	23,909	586,010
NYSE Euronext Inc.	126,013	3,288,939
T. Rowe Price Group Inc.	405,531	23,094,990
TD Ameritrade Holding Corp.	342,465	5,359,577
Waddell & Reed Financial Inc. Class A	135,323	3,351,951

		72,935,973
ELECTRIC—0.25%
ITC Holdings Corp.	79,749	6,051,354
National Fuel Gas Co.	18,957	1,053,630

		7,104,984
ELECTRICAL COMPONENTS & EQUIPMENT—0.41%
AMETEK Inc.	251,066	10,569,879
General Cable Corp.(a)	42,519	1,063,400
GrafTech International Ltd.(a)	10,320	140,868

		11,774,147
ELECTRONICS—2.76%
Agilent Technologies Inc.(a)	543,322	18,978,237
Amphenol Corp. Class A	258,777	11,745,888
FLIR Systems Inc.	249,270	6,249,199
Garmin Ltd.(b)	11,758	468,086
Gentex Corp.	222,614	6,587,148
Jabil Circuit Inc.	247,689	4,869,566
Mettler-Toledo International Inc.(a)	50,191	7,413,713
National Instruments Corp.	142,248	3,691,335
Thomas & Betts Corp.(a)	19,983	1,091,072
Trimble Navigation Ltd.(a)	191,407	8,307,064
Waters Corp.(a)	143,076	10,594,778

		79,996,086
ENGINEERING & CONSTRUCTION—0.79%
AECOM Technology Corp.(a)	83,792	1,723,602
Chicago Bridge & Iron Co. NV	90,130	3,406,914
Fluor Corp.	272,107	13,673,377
KBR Inc.	14,991	417,799
McDermott International Inc.(a)	321,473	3,700,154

		22,921,846
ENTERTAINMENT—0.36%
Bally Technologies Inc.(a)(b)	62,622	2,477,326
Dolby Laboratories Inc. Class A(a)	82,578	2,519,455
International Game Technology	241,353	4,151,272
Marriott Vacations Worldwide Corp.(a)(b)	40,780	699,785
Regal Entertainment Group Class A	42,728	510,172

		10,358,010
ENVIRONMENTAL CONTROL—0.54%
Covanta Holding Corp.	11,199	153,314
Stericycle Inc.(a)	134,035	10,444,007
Waste Connections Inc.	155,705	5,160,064

		15,757,385

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2011

FOOD—2.96%
Campbell Soup Co.	209,412	6,960,855
ConAgra Foods Inc.	80,372	2,121,821
Corn Products International Inc.	96,055	5,051,532
Flowers Foods Inc.	174,415	3,310,397
H.J. Heinz Co.	293,438	15,857,389
Hershey Co. (The)	177,028	10,936,790
Hormel Foods Corp.	113,801	3,333,231
McCormick & Co. Inc. NVS	141,324	7,125,556
Sara Lee Corp.	758,218	14,345,485
Whole Foods Market Inc.	241,415	16,797,656

		85,840,712
FOREST PRODUCTS & PAPER—0.15%
International Paper Co.	144,860	4,287,856

		4,287,856
HAND & MACHINE TOOLS—0.16%
Kennametal Inc.	15,192	554,812
Lincoln Electric Holdings Inc.	81,205	3,176,740
Snap-on Inc.	16,247	822,423

		4,553,975
HEALTH CARE - PRODUCTS—3.91%
Bruker Corp.(a)	132,648	1,647,488
C.R. Bard Inc.	133,733	11,434,172
CareFusion Corp.(a)	108,784	2,764,202
Cooper Companies Inc. (The)	19,337	1,363,645
Edwards Lifesciences Corp.(a)	179,053	12,659,047
Gen-Probe Inc.(a)	74,770	4,420,403
Henry Schein Inc.(a)	76,375	4,920,841
Hill-Rom Holdings Inc.	89,757	3,023,913
Hospira Inc.(a)	219,428	6,664,028
IDEXX Laboratories Inc.(a)(b)	89,404	6,880,532
Intuitive Surgical Inc.(a)	61,335	28,398,718
ResMed Inc.(a)	238,432	6,056,173
Sirona Dental Systems Inc.(a)	87,230	3,841,609
TECHNE Corp.	58,055	3,962,834
Thoratec Corp.(a)	89,698	3,010,265
Varian Medical Systems Inc.(a)	182,970	12,282,776

		113,330,646
HEALTH CARE - SERVICES—2.23%
AMERIGROUP Corp.(a)(b)	45,475	2,686,663
Brookdale Senior Living Inc.(a)	132,375	2,302,001
Covance Inc.(a)	94,678	4,328,678
DaVita Inc.(a)	149,108	11,303,877
Health Management Associates Inc. Class A(a)	396,130	2,919,478
Laboratory Corp. of America Holdings(a)(b)	156,444	13,449,491
Lincare Holdings Inc.	138,394	3,558,110
MEDNAX Inc.(a)(b)	75,319	5,423,721
Quest Diagnostics Inc.	225,527	13,094,098
Tenet Healthcare Corp.(a)	37,398	191,852
Universal Health Services Inc. Class B	141,174	5,486,022

		64,743,991

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2011

HOME FURNISHINGS—0.29%
Harman International Industries Inc.	72,232	2,747,705
Tempur-Pedic International Inc.(a)(b)	106,872	5,613,986

		8,361,691
HOUSEHOLD PRODUCTS & WARES—0.51%
Avery Dennison Corp.	10,054	288,349
Church & Dwight Co. Inc.	129,337	5,918,461
Clorox Co. (The)	11,918	793,262
Scotts Miracle-Gro Co. (The) Class A(b)	57,615	2,690,044
Tupperware Brands Corp.	89,778	5,024,875

		14,714,991
HOUSEWARES—0.10%
Toro Co. (The)	48,297	2,929,696

		2,929,696
INSURANCE—0.13%
Erie Indemnity Co. Class A	43,169	3,374,089
Validus Holdings Ltd.(b)	17,066	537,579

		3,911,668
INTERNET—2.05%
Equinix Inc.(a)	73,058	7,408,081
Expedia Inc.	88,623	2,571,840
F5 Networks Inc.(a)	126,641	13,439,143
Groupon Inc.(a)(b)	50,337	1,038,452
HomeAway Inc.(a)	8,086	188,000
LinkedIn Corp.(a)	14,168	892,726
Netflix Inc.(a)(b)	86,579	5,999,059
Pandora Media Inc.(a)(b)	13,819	138,328
Rackspace Hosting Inc.(a)(b)	160,714	6,912,309
TIBCO Software Inc.(a)	258,622	6,183,652
TripAdvisor Inc.(a)(b)	88,875	2,240,539
VeriSign Inc.	248,224	8,866,561
WebMD Health Corp.(a)	92,357	3,468,005

		59,346,695
IRON & STEEL—1.05%
AK Steel Holding Corp.	33,701	278,370
Allegheny Technologies Inc.	165,687	7,919,839
Carpenter Technology Corp.	68,615	3,532,300
Cliffs Natural Resources Inc.	227,958	14,213,181
Reliance Steel & Aluminum Co.	17,040	829,678
Schnitzer Steel Industries Inc. Class A	9,664	408,594
Steel Dynamics Inc.	249,038	3,274,850

		30,456,812
LEISURE TIME—0.79%
Harley-Davidson Inc.	368,890	14,338,754
Polaris Industries Inc.	101,129	5,661,201
Royal Caribbean Cruises Ltd.	117,836	2,918,798

		22,918,753

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2011

LODGING—1.44%
Choice Hotels International Inc.	3,637	138,388
Hyatt Hotels Corp. Class A(a)	3,441	129,519
Marriott International Inc. Class A	404,990	11,813,558
MGM Resorts International(a)	120,716	1,259,068
Starwood Hotels & Resorts Worldwide Inc.	304,569	14,610,175
Wynn Resorts Ltd.	123,691	13,666,619

		41,617,327
MACHINERY—2.85%
Babcock & Wilcox Co. (The)(a)	183,669	4,433,770
Flowserve Corp.	79,326	7,878,658
Gardner Denver Inc.	81,537	6,283,241
Graco Inc.	94,978	3,883,650
IDEX Corp.	116,018	4,305,428
Joy Global Inc.	163,608	12,265,692
Manitowoc Co. Inc. (The)	206,207	1,895,042
Nordson Corp.	94,782	3,903,123
Rockwell Automation Inc.	225,307	16,530,775
Roper Industries Inc.	149,727	13,006,785
Wabtec Corp.	75,246	5,263,458
Zebra Technologies Corp. Class A(a)	85,507	3,059,440

		82,709,062
MANUFACTURING—2.68%
Carlisle Companies Inc.	7,645	338,674
Cooper Industries PLC	168,436	9,120,809
Donaldson Co. Inc.	119,121	8,109,758
Dover Corp.	226,638	13,156,336
Eaton Corp.	201,800	8,784,354
Harsco Corp.	10,809	222,449
Ingersoll-Rand PLC(b)	386,514	11,777,082
Leggett & Platt Inc.	167,100	3,849,984
Pall Corp.	181,289	10,360,666
Parker Hannifin Corp.	97,184	7,410,280
Polypore International Inc.(a)(b)	60,751	2,672,436
SPX Corp.	21,910	1,320,516
Textron Inc.	24,406	451,267

		77,574,611
MEDIA—3.51%
AMC Networks Inc. Class A(a)	84,882	3,189,866
Cablevision NY Group Class A	338,375	4,811,693
Charter Communications Inc. Class A(a)	85,232	4,853,110
Discovery Communications Inc. Series A(a)	412,601	16,904,263
DISH Network Corp. Class A	234,809	6,687,360
FactSet Research Systems Inc.	71,949	6,279,709
John Wiley & Sons Inc. Class A	72,603	3,223,573
Liberty Global Inc. Series A(a)	432,741	17,755,363
McGraw-Hill Companies Inc. (The)	391,520	17,606,654
Nielsen Holdings NV(a)	108,542	3,222,612
Scripps Networks Interactive Inc. Class A	138,393	5,870,631
Sirius XM Radio Inc.(a)(b)	6,161,626	11,214,159

		101,618,993

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2011

METAL FABRICATE & HARDWARE—0.27%
Timken Co. (The)	115,138	4,456,992
Valmont Industries Inc.	35,506	3,223,590

		7,680,582
MINING—0.57%
Allied Nevada Gold Corp.(a)(b)	139,270	4,217,096
Compass Minerals International Inc.	51,405	3,539,234
Molycorp Inc.(a)(b)	87,938	2,108,753
Royal Gold Inc.	84,731	5,713,411
Titanium Metals Corp.	71,523	1,071,415

		16,649,909
OIL & GAS—5.12%
Atwood Oceanics Inc.(a)	25,498	1,014,565
Cabot Oil & Gas Corp.	163,104	12,379,594
Cimarex Energy Co.	35,405	2,191,569
Cobalt International Energy Inc.(a)	171,701	2,664,800
Concho Resources Inc.(a)	161,406	15,131,812
Continental Resources Inc.(a)(b)	65,541	4,372,240
Denbury Resources Inc.(a)	522,474	7,889,357
Diamond Offshore Drilling Inc.	50,704	2,801,903
EQT Corp.	82,436	4,516,668
EXCO Resources Inc.	212,082	2,216,257
Forest Oil Corp.(a)(b)	138,741	1,879,941
Helmerich & Payne Inc.	137,958	8,051,229
HollyFrontier Corp.	297,548	6,962,623
Kosmos Energy Ltd.(a)(b)	44,116	540,862
Murphy Oil Corp.	45,996	2,563,817
Newfield Exploration Co.(a)	121,020	4,566,085
Noble Energy Inc.	55,507	5,239,306
Patterson-UTI Energy Inc.	27,263	544,715
Pioneer Natural Resources Co.	147,843	13,228,992
QEP Resources Inc.	216,285	6,337,150
Quicksilver Resources Inc.(a)	12,395	83,170
Range Resources Corp.	250,906	15,541,118
Rowan Companies Inc.(a)	33,044	1,002,225
SandRidge Energy Inc.(a)(b)	638,578	5,210,796
SM Energy Co.	80,298	5,869,784
Ultra Petroleum Corp.(a)	238,731	7,073,600
Whiting Petroleum Corp.(a)	183,164	8,551,927

		148,426,105
OIL & GAS SERVICES—2.38%
Cameron International Corp.(a)	281,943	13,868,776
CARBO Ceramics Inc.	29,994	3,699,160
Core Laboratories NV(b)	71,173	8,110,163
Dresser-Rand Group Inc.(a)	117,258	5,852,347
FMC Technologies Inc.(a)(b)	375,218	19,597,636
Oceaneering International Inc.	169,470	7,817,651
Oil States International Inc.(a)	67,172	5,129,926
RPC Inc.	66,495	1,213,534
Superior Energy Services Inc.(a)(b)	124,759	3,548,146

		68,837,339
PACKAGING & CONTAINERS—1.10%
Ball Corp.	262,150	9,361,376
Crown Holdings Inc.(a)	243,297	8,169,913

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2011

Packaging Corp. of America	144,383	3,644,227
Rock-Tenn Co. Class A	108,101	6,237,428
Silgan Holdings Inc.	77,454	2,992,823
Temple-Inland Inc.	43,614	1,383,000

		31,788,767
PHARMACEUTICALS—3.81%
AmerisourceBergen Corp.	403,347	15,000,475
BioMarin Pharmaceutical Inc.(a)(b)	172,814	5,941,345
Catalyst Health Solutions Inc.(a)(b)	66,346	3,449,992
DENTSPLY International Inc.	89,706	3,138,813
Endo Pharmaceuticals Holdings Inc.(a)	181,939	6,282,354
Herbalife Ltd.	186,131	9,617,389
Mead Johnson Nutrition Co. Class A	58,413	4,014,725
Mylan Inc.(a)	620,654	13,319,235
Patterson Companies Inc.	57,998	1,712,101
Perrigo Co.	129,569	12,607,064
Pharmasset Inc.(a)	116,112	14,885,558
SXC Health Solutions Corp.(a)(b)	96,406	5,445,011
Warner Chilcott PLC Class A(a)	241,694	3,656,830
Watson Pharmaceuticals Inc.(a)	186,218	11,236,394

		110,307,286
PIPELINES—1.07%
El Paso Corp.	1,129,701	30,016,156
ONEOK Inc.	12,644	1,096,108

		31,112,264
REAL ESTATE—0.35%
CBRE Group Inc. Class A(a)	455,571	6,933,790
Jones Lang LaSalle Inc.	51,926	3,180,987

		10,114,777
REAL ESTATE INVESTMENT TRUSTS—3.07%
Apartment Investment and Management Co. Class A	126,557	2,899,421
Boston Properties Inc.	186,627	18,588,049
Camden Property Trust	78,898	4,910,611
Corporate Office Properties Trust	34,481	733,066
Digital Realty Trust Inc.(b)	157,057	10,470,990
Equity Residential	33,634	1,918,147
Essex Property Trust Inc.	28,427	3,994,278
Federal Realty Investment Trust	73,384	6,659,598
Macerich Co. (The)	73,033	3,695,470
Plum Creek Timber Co. Inc.(b)	152,605	5,579,239
Rayonier Inc.	189,865	8,473,675
UDR Inc.	26,232	658,423
Ventas Inc.	240,236	13,244,211
Vornado Realty Trust	31,517	2,422,397
Weyerhaeuser Co.	244,077	4,556,917

		88,804,492
RETAIL—8.81%
Abercrombie & Fitch Co. Class A	117,682	5,747,589
Advance Auto Parts Inc.	115,030	8,009,539
AutoNation Inc.(a)(b)	29,514	1,088,181
AutoZone Inc.(a)	39,480	12,829,816
Bed Bath & Beyond Inc.(a)	388,953	22,547,605
Big Lots Inc.(a)	34,941	1,319,372

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2011

Brinker International Inc.	116,135	3,107,773
CarMax Inc.(a)	58,467	1,782,074
Chico’s FAS Inc.	182,693	2,035,200
Chipotle Mexican Grill Inc.(a)	48,584	16,408,760
Copart Inc.(a)	87,490	4,189,896
Darden Restaurants Inc.	212,940	9,705,805
Dick’s Sporting Goods Inc.	147,004	5,421,508
Dollar General Corp.(a)	154,631	6,361,519
Dollar Tree Inc.(a)	190,910	15,866,530
DSW Inc. Class A	34,333	1,517,862
Dunkin’ Brands Group Inc.(a)(b)	34,042	850,369
Family Dollar Stores Inc.	190,955	11,010,465
Guess? Inc.	101,191	3,017,516
J. Crew Group Inc. Escrow(a)(c)	97,017	10
Limited Brands Inc.	389,383	15,711,604
Macy’s Inc.	82,084	2,641,463
MSC Industrial Direct Co. Inc. Class A	69,151	4,947,754
Nordstrom Inc.	254,640	12,658,154
O’Reilly Automotive Inc.(a)	200,356	16,018,462
Panera Bread Co. Class A(a)	45,257	6,401,603
PetSmart Inc.	176,975	9,077,048
PVH Corp.	14,032	989,116
Ross Stores Inc.	366,934	17,440,373
Sally Beauty Holdings Inc.(a)	137,876	2,913,320
Tiffany & Co.	199,402	13,212,377
Tractor Supply Co.	112,762	7,910,254
Ulta Salon, Cosmetics & Fragrance Inc.(a)	70,687	4,589,000
Urban Outfitters Inc.(a)	169,977	4,684,566
Williams-Sonoma Inc.	85,523	3,292,635

		255,305,118
SAVINGS & LOANS—0.06%
Hudson City Bancorp Inc.	72,729	454,556
People’s United Financial Inc.	110,311	1,417,497

		1,872,053
SEMICONDUCTORS—5.59%
Advanced Micro Devices Inc.(a)(b)	961,911	5,194,319
Altera Corp.	503,076	18,664,120
Analog Devices Inc.	467,815	16,738,421
Atmel Corp.(a)(b)	667,778	5,409,002
Avago Technologies Ltd.	298,521	8,615,316
Cree Inc.(a)	9,838	216,830
Cypress Semiconductor Corp.(a)	240,938	4,069,443
First Solar Inc.(a)(b)	92,805	3,133,097
Freescale Semiconductor Holdings I Ltd.(a)(b)	42,946	543,267
Intersil Corp. Class A	98,577	1,029,144
KLA-Tencor Corp.	202,596	9,775,257
Lam Research Corp.(a)(b)	194,247	7,191,024
Linear Technology Corp.	355,569	10,677,737
LSI Corp.(a)	271,137	1,613,265
Maxim Integrated Products Inc.	461,163	12,008,684
MEMC Electronic Materials Inc.(a)(b)	211,445	833,093
Microchip Technology Inc.(b)	297,395	10,893,579
NVIDIA Corp.(a)	937,237	12,990,105
ON Semiconductor Corp.(a)	695,952	5,372,749
PMC-Sierra Inc.(a)	20,241	111,528
QLogic Corp.(a)	133,670	2,005,050
Rovi Corp.(a)	176,472	4,337,682
Silicon Laboratories Inc.(a)(b)	58,751	2,550,968
Skyworks Solutions Inc.(a)	294,820	4,781,980
Xilinx Inc.	414,722	13,295,987

		162,051,647

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2011

SOFTWARE—6.20%
Akamai Technologies Inc.(a)	264,989	8,553,845
Allscripts Healthcare Solutions Inc.(a)	238,886	4,524,501
ANSYS Inc.(a)	143,283	8,207,250
Ariba Inc.(a)	151,176	4,245,022
Autodesk Inc.(a)	358,800	10,882,404
BMC Software Inc.(a)	276,053	9,049,017
Broadridge Financial Solutions Inc.	182,242	4,109,557
Cerner Corp.(a)	221,919	13,592,539
Citrix Systems Inc.(a)	293,513	17,822,109
Compuware Corp.(a)	249,475	2,075,632
Dun & Bradstreet Corp. (The)	77,313	5,785,332
Electronic Arts Inc.(a)	519,068	10,692,801
Fiserv Inc.(a)	179,600	10,549,704
Informatica Corp.(a)	165,226	6,101,796
Intuit Inc.	472,401	24,843,569
MSCI Inc. Class A(a)	187,594	6,177,470
Nuance Communications Inc.(a)	371,848	9,355,696
Red Hat Inc.(a)	301,370	12,443,567
Solera Holdings Inc.	110,562	4,924,431
VeriFone Systems Inc.(a)	159,030	5,648,746

		179,584,988
TELECOMMUNICATIONS—2.67%
Acme Packet Inc.(a)	83,899	2,593,318
Ciena Corp.(a)(b)	148,782	1,800,262
Clearwire Corp. Class A(a)	240,357	466,293
Crown Castle International Corp.(a)	453,438	20,314,022
Harris Corp.	49,949	1,800,162
IPG Photonics Corp.(a)(b)	42,862	1,451,736
JDS Uniphase Corp.(a)	353,408	3,689,580
Level 3 Communications Inc.(a)	34,849	592,084
MetroPCS Communications Inc.(a)	433,435	3,762,216
NeuStar Inc. Class A(a)	115,380	3,942,535
NII Holdings Inc.(a)	231,989	4,941,366
Polycom Inc.(a)	275,322	4,487,749
SBA Communications Corp. Class A(a)(b)	176,779	7,594,426
tw telecom inc.(a)	201,818	3,911,233
Virgin Media Inc.(b)	468,254	10,011,270
Windstream Corp.	505,606	5,935,814

		77,294,066
TOYS, GAMES & HOBBIES—0.58%
Hasbro Inc.	179,689	5,730,282
Mattel Inc.	403,226	11,193,554

		16,923,836
TRANSPORTATION—1.96%
C.H. Robinson Worldwide Inc.	258,490	18,037,432
Con-way Inc.	7,984	232,813
Expeditors International of Washington Inc.	331,575	13,581,312
J.B. Hunt Transport Services Inc.	142,640	6,428,785
Kansas City Southern Industries Inc.(a)	128,460	8,736,565
Kirby Corp.(a)(b)	59,306	3,904,707
Landstar System Inc.	74,714	3,580,295
Tidewater Inc.	5,038	248,373
UTi Worldwide Inc.	144,478	1,920,113

		56,670,395

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2011

WATER—0.02%
Aqua America Inc.	22,820	503,181

		503,181

TOTAL COMMON STOCKS
(Cost: $2,790,644,100)		2,892,544,896

SHORT-TERM INVESTMENTS—7.16%

MONEY MARKET FUNDS—7.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	188,426,132	188,426,132
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	16,459,272	16,459,272
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	2,531,941	2,531,941

		207,417,345

TOTAL SHORT-TERM INVESTMENTS
(Cost: $207,417,345)		207,417,345

TOTAL INVESTMENTS IN SECURITIES—107.01%
(Cost: $2,998,061,445)		3,099,962,241
Other Assets, Less Liabilities—(7.01)%		(203,099,528)

NET ASSETS—100.00%		$2,896,862,713

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.67%

ADVERTISING—0.23%
Clear Channel Outdoor Holdings Inc. Class A(a)	58,080	$728,904
Interpublic Group of Companies Inc. (The)	412,854	4,017,069
Lamar Advertising Co. Class A(a)(b)	58,801	1,617,028

		6,363,001
AEROSPACE & DEFENSE—1.11%
Alliant Techsystems Inc.	44,944	2,568,999
BE Aerospace Inc.(a)	7,581	293,461
Exelis Inc.	263,181	2,381,788
Goodrich Corp.	105,598	13,062,473
L-3 Communications Holdings Inc.	142,893	9,528,105
Spirit AeroSystems Holdings Inc. Class A(a)(b)	133,585	2,775,896

		30,610,722
AGRICULTURE—1.13%
Bunge Ltd.(b)	156,537	8,953,916
Lorillard Inc.	193,166	22,020,924

		30,974,840
AIRLINES—0.51%
AMR Corp.(a)(b)	250,853	87,799
Copa Holdings SA Class A	9,989	586,055
Delta Air Lines Inc.(a)	482,668	3,904,784
Southwest Airlines Co.	933,457	7,990,392
United Continental Holdings Inc.(a)	70,542	1,331,127

		13,900,157
APPAREL—0.58%
VF Corp.	124,443	15,803,017

		15,803,017
AUTO MANUFACTURERS—0.17%
Navistar International Corp.(a)	47,671	1,805,777
Oshkosh Corp.(a)	130,357	2,787,033

		4,592,810
AUTO PARTS & EQUIPMENT—0.78%
Autoliv Inc.	127,597	6,825,163
Federal-Mogul Corp. Class A(a)	27,792	409,932
Lear Corp.	150,449	5,987,870
TRW Automotive Holdings Corp.(a)	145,641	4,747,897
Visteon Corp.(a)	69,049	3,448,307

		21,419,169
BANKS—5.40%
Associated Banc-Corp	248,016	2,770,339
Bank of Hawaii Corp.	68,260	3,036,887
BOK Financial Corp.	36,791	2,020,930
CapitalSource Inc.	391,544	2,623,345

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2011

CIT Group Inc.(a)	286,927	10,005,145
City National Corp.	66,663	2,945,171
Comerica Inc.	287,513	7,417,835
Commerce Bancshares Inc.	111,023	4,232,197
Cullen/Frost Bankers Inc.	76,229	4,033,276
East West Bancorp Inc.	212,747	4,201,753
Fifth Third Bancorp	1,314,572	16,721,356
First Citizens BancShares Inc. Class A	7,733	1,353,198
First Horizon National Corp.	377,752	3,022,016
First Republic Bank San Francisco(a)	105,107	3,217,325
Fulton Financial Corp.	285,876	2,804,444
Huntington Bancshares Inc.	1,235,454	6,782,643
KeyCorp	1,360,505	10,462,284
M&T Bank Corp.	179,560	13,707,610
Northern Trust Corp.	310,699	12,322,322
Popular Inc.(a)	1,466,765	2,038,803
Regions Financial Corp.	1,797,890	7,730,927
SunTrust Banks Inc.	768,219	13,597,476
Synovus Financial Corp.	1,072,698	1,512,504
TCF Financial Corp.	228,226	2,355,292
Valley National Bancorp(b)	243,061	3,006,665
Zions Bancorp	263,050	4,282,454

		148,204,197
BEVERAGES—1.08%
Beam Inc.	220,591	11,300,877
Brown-Forman Corp. Class B NVS	21,707	1,747,631
Coca-Cola Enterprises Inc.	108,838	2,805,844
Constellation Brands Inc. Class A(a)	260,015	5,374,510
Molson Coors Brewing Co. Class B NVS	192,073	8,362,858

		29,591,720
BIOTECHNOLOGY—0.47%
Bio-Rad Laboratories Inc. Class A(a)	28,330	2,720,813
Life Technologies Corp.(a)	233,542	9,087,119
Vertex Pharmaceuticals Inc.(a)	34,187	1,135,351

		12,943,283
BUILDING MATERIALS—0.46%
Armstrong World Industries Inc.(a)	26,995	1,184,271
Fortune Brands Home & Security Inc.(a)	220,611	3,757,005
Martin Marietta Materials Inc.	34,643	2,612,429
Owens Corning(a)	178,589	5,129,076

		12,682,781
CHEMICALS—1.02%
Ashland Inc.	113,240	6,472,798
Cabot Corp.	93,835	3,015,857
CF Industries Holdings Inc.	15,528	2,251,250
Cytec Industries Inc.	70,416	3,144,074
Huntsman Corp.	222,571	2,225,710
Rockwood Holdings Inc.(a)	5,051	198,858
RPM International Inc.	186,546	4,579,704
Valspar Corp. (The)	119,707	4,664,982
W.R. Grace & Co.(a)	10,435	479,175
Westlake Chemical Corp.	22,374	900,330

		27,932,738
COAL—0.25%
Alpha Natural Resources Inc.(a)	142,323	2,907,659
Arch Coal Inc.	270,623	3,926,740

		6,834,399

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2011

COMMERCIAL SERVICES—1.93%
Aaron’s Inc.	29,456	785,886
Booz Allen Hamilton Holding Corp.(a)	17,362	299,494
Career Education Corp.(a)	87,564	697,885
CoreLogic Inc.(a)	139,528	1,804,097
Corrections Corp. of America(a)(b)	142,062	2,893,803
DeVry Inc.	18,280	703,049
Education Management Corp.(a)(b)	54,764	1,532,844
Equifax Inc.	166,773	6,460,786
Genpact Ltd.(a)	40,244	601,648
H&R Block Inc.	179,973	2,938,959
KAR Auction Services Inc.(a)	32,790	442,665
Manpower Inc.	117,619	4,204,879
Monster Worldwide Inc.(a)(b)	186,353	1,477,779
Paychex Inc.	36,785	1,107,596
Quanta Services Inc.(a)	308,576	6,646,727
R.R. Donnelley & Sons Co.	268,383	3,872,767
SAIC Inc.(a)(b)	279,818	3,438,963
Service Corp. International	341,735	3,639,478
Total System Services Inc.	231,844	4,534,869
Towers Watson & Co. Class A	65,019	3,896,589
Verisk Analytics Inc. Class A(a)	26,913	1,080,019

		53,060,782
COMPUTERS—1.84%
Brocade Communications Systems Inc.(a)	676,022	3,508,554
Computer Sciences Corp.	221,924	5,259,599
Diebold Inc.	93,435	2,809,590
DST Systems Inc.	40,905	1,861,995
Fusion-io Inc.(a)(b)	11,578	280,188
Lexmark International Inc. Class A	107,481	3,554,397
NCR Corp.(a)	48,182	793,076
SanDisk Corp.(a)	341,077	16,784,399
Synopsys Inc.(a)	195,409	5,315,125
Western Digital Corp.(a)	332,540	10,292,113

		50,459,036
DISTRIBUTION & WHOLESALE—0.77%
Arrow Electronics Inc.(a)	141,980	5,311,472
Genuine Parts Co.	163,654	10,015,625
Ingram Micro Inc. Class A(a)	229,886	4,181,626
WESCO International Inc.(a)(b)	32,769	1,737,085

		21,245,808
DIVERSIFIED FINANCIAL SERVICES—3.21%
Affiliated Managers Group Inc.(a)	21,368	2,050,260
Air Lease Corp.(a)(b)	49,460	1,172,697
Ameriprise Financial Inc.	323,739	16,070,404
Discover Financial Services	703,242	16,877,808
E*TRADE Financial Corp.(a)	358,660	2,854,934
Federated Investors Inc. Class B	24,386	369,448
Interactive Brokers Group Inc. Class A	51,828	774,310
Invesco Ltd.	661,165	13,282,805

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2011

Janus Capital Group Inc.	267,814	1,689,906
Jefferies Group Inc.(b)	193,615	2,662,206
Legg Mason Inc.	200,009	4,810,216
LPL Investment Holdings Inc.(a)	7,692	234,914
NASDAQ OMX Group Inc. (The)(a)	155,153	3,802,800
NYSE Euronext Inc.	258,860	6,756,246
Raymond James Financial Inc.	145,671	4,509,974
SLM Corp.	754,678	10,112,685

		88,031,613

ELECTRIC—11.26%
AES Corp. (The)(a)	939,926	11,128,724
Alliant Energy Corp.	158,749	7,002,418
Ameren Corp.	345,055	11,431,672
Calpine Corp.(a)	549,370	8,971,212
CMS Energy Corp.	361,094	7,972,956
Consolidated Edison Inc.	418,634	25,967,867
Constellation Energy Group Inc.	266,505	10,572,253
DTE Energy Co.	242,313	13,193,943
Edison International	466,189	19,300,225
Entergy Corp.	254,646	18,601,890
GenOn Energy Inc.(a)	1,104,044	2,881,555
Great Plains Energy Inc.	194,339	4,232,703
Hawaiian Electric Industries Inc.	136,409	3,612,110
Integrys Energy Group Inc.	112,028	6,069,677
MDU Resources Group Inc.	270,153	5,797,483
National Fuel Gas Co.	101,051	5,616,415
Northeast Utilities	252,949	9,123,871
NRG Energy Inc.(a)	344,980	6,251,038
NSTAR	148,224	6,960,599
NV Energy Inc.	337,494	5,518,027
OGE Energy Corp.	140,099	7,945,014
Pepco Holdings Inc.	323,060	6,558,118
Pinnacle West Capital Corp.	155,993	7,515,743
PPL Corp.	825,815	24,295,477
Progress Energy Inc.	421,423	23,608,117
SCANA Corp.	164,839	7,427,645
TECO Energy Inc.	307,560	5,886,698
Westar Energy Inc.	162,687	4,682,132
Wisconsin Energy Corp.	334,463	11,692,827
Xcel Energy Inc.	692,786	19,148,605

		308,967,014

ELECTRICAL COMPONENTS & EQUIPMENT—0.81%
Energizer Holdings Inc.(a)	99,711	7,725,608
General Cable Corp.(a)	35,626	891,006
GrafTech International Ltd.(a)(b)	174,079	2,376,178
Hubbell Inc. Class B	86,225	5,765,004
Molex Inc.	193,421	4,615,025
SunPower Corp.(a)(b)	144,017	897,226

		22,270,047

ELECTRONICS—1.01%
Avnet Inc.(a)	218,610	6,796,585
AVX Corp.	68,371	872,414
Garmin Ltd.(b)	143,345	5,706,564
Itron Inc.(a)	58,267	2,084,211
Jabil Circuit Inc.	47,587	935,560
PerkinElmer Inc.	161,366	3,227,320
Tech Data Corp.(a)	62,111	3,068,905
Thomas & Betts Corp.(a)	56,869	3,105,047
Vishay Intertechnology Inc.(a)	207,413	1,864,643

		27,661,249

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2011

ENGINEERING & CONSTRUCTION—0.89%
AECOM Technology Corp.(a)(b)	94,579	1,945,490
Chicago Bridge & Iron Co. NV	60,542	2,288,488
Jacobs Engineering Group Inc.(a)	181,456	7,363,484
KBR Inc.	202,766	5,651,088
McDermott International Inc.(a)	41,605	478,874
Shaw Group Inc. (The)(a)	103,655	2,788,319
URS Corp.(a)	112,508	3,951,281

		24,467,024

ENTERTAINMENT—0.46%
Bally Technologies Inc.(a)	4,309	170,464
DreamWorks Animation SKG Inc. Class A(a)(b)	102,641	1,703,327
International Game Technology	208,464	3,585,581
Madison Square Garden Inc. Class A(a)	86,415	2,474,926
Penn National Gaming Inc.(a)	97,091	3,696,254
Regal Entertainment Group Class A	76,585	914,425

		12,544,977

ENVIRONMENTAL CONTROL—0.56%
Covanta Holding Corp.	151,789	2,077,992
Republic Services Inc.	459,088	12,647,874
Waste Connections Inc.	19,977	662,038

		15,387,904

FOOD—3.25%
Campbell Soup Co.	61,994	2,060,681
ConAgra Foods Inc.	511,352	13,499,693
Corn Products International Inc.	20,917	1,100,025
Dean Foods Co.(a)(b)	262,151	2,936,091
H.J. Heinz Co.	191,563	10,352,065
Hershey Co. (The)	55,245	3,413,036
Hormel Foods Corp.	92,122	2,698,253
J.M. Smucker Co. (The)	165,964	12,973,406
McCormick & Co. Inc. NVS	59,914	3,020,864
Ralcorp Holdings Inc.(a)	78,763	6,734,237
Safeway Inc.	506,676	10,660,463
Sara Lee Corp.	142,645	2,698,843
Smithfield Foods Inc.(a)	237,611	5,769,195
SUPERVALU Inc.	304,118	2,469,438
Tyson Foods Inc. Class A	430,633	8,888,265

		89,274,555

FOREST PRODUCTS & PAPER—0.95%
Domtar Corp.	52,149	4,169,834
International Paper Co.	492,975	14,592,060
MeadWestvaco Corp.	242,807	7,272,070

		26,033,964

GAS—2.65%
AGL Resources Inc.	166,606	7,040,770
Atmos Energy Corp.	129,071	4,304,518
CenterPoint Energy Inc.	608,711	12,229,004

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2011

NiSource Inc.	400,048	9,525,143
Questar Corp.	253,968	5,043,804
Sempra Energy	342,611	18,843,605
Southern Union Co.	178,447	7,514,403
UGI Corp.	159,772	4,697,297
Vectren Corp.	116,940	3,535,096

		72,733,640

HAND & MACHINE TOOLS—1.02%
Kennametal Inc.	103,319	3,773,210
Lincoln Electric Holdings Inc.	46,849	1,832,733
Regal Beloit Corp.	55,292	2,818,233
Snap-on Inc.	68,200	3,452,284
Stanley Black & Decker Inc.	240,546	16,260,910

		28,137,370

HEALTH CARE - PRODUCTS—2.09%
Alere Inc.(a)(b)	122,370	2,825,523
Boston Scientific Corp.(a)	2,186,677	11,676,855
CareFusion Corp.(a)	219,653	5,581,383
Cooper Companies Inc. (The)	48,298	3,405,975
Henry Schein Inc.(a)	62,065	3,998,848
Hill-Rom Holdings Inc.	8,408	283,266
Hologic Inc.(a)	374,228	6,552,732
Hospira Inc.(a)	38,346	1,164,568
QIAGEN NV(a)	334,393	4,617,968
Teleflex Inc.	57,639	3,532,694
Zimmer Holdings Inc.(a)	256,379	13,695,766

		57,335,578

HEALTH CARE - SERVICES—2.14%
AMERIGROUP Corp.(a)(b)	20,845	1,231,523
Brookdale Senior Living Inc.(a)	17,981	312,690
Cigna Corp.	408,458	17,155,236
Community Health Systems Inc.(a)	136,177	2,376,289
Coventry Health Care Inc.(a)	212,096	6,441,355
Health Net Inc.(a)	118,577	3,607,112
Humana Inc.	240,948	21,109,454
LifePoint Hospitals Inc.(a)(b)	68,618	2,549,159
Quest Diagnostics Inc.	18,335	1,064,530
Tenet Healthcare Corp.(a)	585,419	3,003,199

		58,850,547

HOLDING COMPANIES - DIVERSIFIED—0.52%
American Capital Ltd.(a)	504,668	3,396,416
Ares Capital Corp.	292,478	4,518,785
Leucadia National Corp.	282,756	6,429,871

		14,345,072

HOME BUILDERS—0.86%
D.R. Horton Inc.	400,065	5,044,819
Lennar Corp. Class A	229,241	4,504,586
NVR Inc.(a)	7,176	4,922,736
PulteGroup Inc.(a)	488,654	3,083,407
Thor Industries Inc.	63,607	1,744,740
Toll Brothers Inc.(a)(b)	210,090	4,290,038

		23,590,326

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2011

HOME FURNISHINGS—0.24%
Harman International Industries Inc.	34,279	1,303,973
Whirlpool Corp.	109,073	5,175,514

		6,479,487
HOUSEHOLD PRODUCTS & WARES—0.89%
Avery Dennison Corp.	143,366	4,111,737
Church & Dwight Co. Inc.	85,990	3,934,902
Clorox Co. (The)	179,721	11,962,230
Jarden Corp.	131,075	3,916,521
Scotts Miracle-Gro Co. (The) Class A	8,340	389,395

		24,314,785
HOUSEWARES—0.24%
Newell Rubbermaid Inc.	416,685	6,729,463

		6,729,463
INSURANCE—9.10%
Alleghany Corp.(a)(b)	9,428	2,689,714
Allied World Assurance Co. Holdings Ltd.	54,260	3,414,582
American Financial Group Inc.	115,006	4,242,571
American National Insurance Co.	9,729	710,509
Aon Corp.	472,954	22,134,247
Arch Capital Group Ltd.(a)	188,826	7,029,992
Arthur J. Gallagher & Co.	158,069	5,285,827
Aspen Insurance Holdings Ltd.	101,301	2,684,476
Assurant Inc.	138,095	5,670,181
Assured Guaranty Ltd.	263,518	3,462,627
Axis Capital Holdings Ltd.	185,184	5,918,481
Brown & Brown Inc.	166,500	3,767,895
Cincinnati Financial Corp.	209,306	6,375,461
CNA Financial Corp.	37,897	1,013,745
Endurance Specialty Holdings Ltd.	58,174	2,225,155
Everest Re Group Ltd.	65,721	5,526,479
Fidelity National Financial Inc. Class A	319,484	5,089,380
Genworth Financial Inc. Class A(a)	701,582	4,595,362
Hanover Insurance Group Inc. (The)	65,173	2,277,796
Hartford Financial Services Group Inc. (The)	637,136	10,353,460
HCC Insurance Holdings Inc.	152,374	4,190,285
Kemper Corp.	71,890	2,099,907
Lincoln National Corp.	448,541	8,710,666
Markel Corp.(a)(b)	13,908	5,767,230
Marsh & McLennan Companies Inc.	784,794	24,815,186
MBIA Inc.(a)(b)	210,592	2,440,761
Mercury General Corp.	36,573	1,668,460
Old Republic International Corp.	371,017	3,439,328
PartnerRe Ltd.	96,620	6,203,970
Principal Financial Group Inc.	436,640	10,741,344
Progressive Corp. (The)	887,992	17,324,724
Protective Life Corp.	122,944	2,773,617
Reinsurance Group of America Inc.	105,759	5,525,908
RenaissanceRe Holdings Ltd.(b)	74,043	5,506,578
StanCorp Financial Group Inc.	64,895	2,384,891
Torchmark Corp.	150,369	6,524,511
Transatlantic Holdings Inc.	82,115	4,494,154
Unum Group	418,366	8,814,972
Validus Holdings Ltd.(b)	95,177	2,998,075
W.R. Berkley Corp.	163,558	5,624,760
White Mountains Insurance Group Ltd.	9,836	4,460,233
XL Group PLC	442,740	8,752,970

		249,730,470

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2011

INTERNET—0.89%
AOL Inc.(a)(b)	140,108	2,115,631
Expedia Inc.	57,968	1,682,231
Groupon Inc.(a)(b)	11,355	234,254
HomeAway Inc.(a)	5,086	118,249
IAC/InterActiveCorp	108,813	4,635,434
Liberty Interactive Corp. Series A(a)	860,177	13,947,770
Pandora Media Inc.(a)(b)	10,699	107,097
TripAdvisor Inc.(a)	57,968	1,461,373

		24,302,039
IRON & STEEL—1.21%
AK Steel Holding Corp.(b)	125,307	1,035,036
Commercial Metals Co.	165,823	2,293,332
Nucor Corp.	452,240	17,895,137
Reliance Steel & Aluminum Co.	91,521	4,456,157
Schnitzer Steel Industries Inc. Class A	22,361	945,423
Steel Dynamics Inc.	83,794	1,101,891
United States Steel Corp.(b)	205,725	5,443,484

		33,170,460
LEISURE TIME—0.14%
Royal Caribbean Cruises Ltd.	85,536	2,118,726
WMS Industries Inc.(a)(b)	82,492	1,692,736

		3,811,462
LODGING—0.59%
Choice Hotels International Inc.	37,336	1,420,635
Hyatt Hotels Corp. Class A(a)	60,235	2,267,245
MGM Resorts International(a)	392,194	4,090,583
Wyndham Worldwide Corp.	220,384	8,337,127

		16,115,590
MACHINERY—0.63%
AGCO Corp.(a)(b)	135,662	5,829,396
CNH Global NV(a)	38,190	1,374,458
Flowserve Corp.	7,123	707,456
IDEX Corp.	12,215	453,299
Terex Corp.(a)(b)	157,008	2,121,178
Xylem Inc.	263,432	6,767,568

		17,253,355
MANUFACTURING—2.53%
AptarGroup Inc.	96,185	5,017,971
Carlisle Companies Inc.	80,412	3,562,252
Cooper Industries PLC	81,635	4,420,535
Crane Co.	69,718	3,256,528
Dover Corp.	59,273	3,440,798
Eaton Corp.	303,182	13,197,512
Harsco Corp.	105,508	2,171,355
Ingersoll-Rand PLC	92,212	2,809,700
ITT Corp.	131,632	2,544,446
Leggett & Platt Inc.	50,626	1,166,423
Parker Hannifin Corp.	127,247	9,702,584

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2011

Pentair Inc.	140,833	4,688,330
SPX Corp.	52,985	3,193,406
Textron Inc.	372,864	6,894,255
Trinity Industries Inc.	114,330	3,436,760

		69,502,855
MEDIA—0.96%
DISH Network Corp. Class A	71,752	2,043,497
Gannett Co. Inc.	344,049	4,599,935
Liberty Media Corp. Series A(a)	167,470	13,071,034
McGraw-Hill Companies Inc. (The)	77,122	3,468,176
Nielsen Holdings NV(a)	15,874	471,299
Washington Post Co. (The) Class B	7,138	2,689,670

		26,343,611
METAL FABRICATE & HARDWARE—0.03%
Timken Co. (The)	19,374	749,967

		749,967
MINING—0.30%
Titanium Metals Corp.	56,632	848,347
Vulcan Materials Co.(b)	184,740	7,269,519

		8,117,866
OFFICE & BUSINESS EQUIPMENT—0.76%
Pitney Bowes Inc.	261,949	4,856,534
Xerox Corp.	2,004,902	15,959,020

		20,815,554
OIL & GAS—4.42%
Atwood Oceanics Inc.(a)	57,996	2,307,661
Cimarex Energy Co.	89,844	5,561,343
Cobalt International Energy Inc.(a)	11,600	180,032
Denbury Resources Inc.(a)	96,813	1,461,876
Diamond Offshore Drilling Inc.	51,966	2,871,641
Energen Corp.	103,137	5,156,850
EQT Corp.	116,872	6,403,417
EXCO Resources Inc.	17,769	185,686
Forest Oil Corp.(a)	34,697	470,144
Helmerich & Payne Inc.	9,863	575,605
Kosmos Energy Ltd.(a)(b)	7,472	91,607
Murphy Oil Corp.	234,422	13,066,682
Nabors Industries Ltd.(a)	411,193	7,130,087
Newfield Exploration Co.(a)	81,333	3,068,694
Noble Energy Inc.	201,748	19,042,994
Patterson-UTI Energy Inc.	196,570	3,927,469
Pioneer Natural Resources Co.	31,663	2,833,205
Plains Exploration & Production Co.(a)	201,760	7,408,627
QEP Resources Inc.	54,623	1,600,454
Quicksilver Resources Inc.(a)(b)	156,059	1,047,156
Rowan Companies Inc.(a)	152,293	4,619,047
SM Energy Co.	17,610	1,287,291
Sunoco Inc.	154,540	6,339,231
Tesoro Corp.(a)(b)	205,730	4,805,853
Unit Corp.(a)	60,130	2,790,032
Valero Energy Corp.	815,948	17,175,705

		121,408,389

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2011

OIL & GAS SERVICES—0.30%
Cameron International Corp.(a)	92,094	4,530,104
Oil States International Inc.(a)	11,566	883,295
SEACOR Holdings Inc.(a)	31,076	2,764,521

		8,177,920
PACKAGING & CONTAINERS—0.91%
Bemis Co. Inc.	150,508	4,527,280
Greif Inc. Class A	54,674	2,490,401
Owens-Illinois Inc.(a)	234,407	4,542,808
Packaging Corp. of America	13,888	350,533
Sealed Air Corp.	274,652	4,726,761
Sonoco Products Co.	142,657	4,701,975
Temple-Inland Inc.	114,610	3,634,283

		24,974,041
PHARMACEUTICALS—1.64%
DENTSPLY International Inc.	119,084	4,166,749
Forest Laboratories Inc.(a)	382,263	11,567,278
Mead Johnson Nutrition Co. Class A	238,880	16,418,222
Mylan Inc.(a)	59,489	1,276,634
Omnicare Inc.	165,908	5,715,531
Patterson Companies Inc.	79,798	2,355,637
VCA Antech Inc.(a)	124,071	2,450,402
Warner Chilcott PLC Class A(a)	21,166	320,242
Watson Pharmaceuticals Inc.(a)	10,236	617,640

		44,888,335
PIPELINES—1.55%
El Paso Corp.	65,408	1,737,891
ONEOK Inc.	141,780	12,290,908
Spectra Energy Corp.	929,892	28,594,179

		42,622,978
REAL ESTATE—0.21%
Forest City Enterprises Inc. Class A(a)	196,715	2,325,171
Howard Hughes Corp. (The)(a)	30,498	1,347,097
Jones Lang LaSalle Inc.	13,707	839,691
St. Joe Co. (The)(a)(b)	92,653	1,358,293

		5,870,252
REAL ESTATE INVESTMENT TRUSTS—11.34%
Alexandria Real Estate Equities Inc.	88,380	6,095,569
American Capital Agency Corp.	320,735	9,006,239
Annaly Capital Management Inc.(b)	1,360,806	21,718,464
Apartment Investment and Management Co. Class A	54,757	1,254,483
AvalonBay Communities Inc.	134,560	17,573,536
Boston Properties Inc.	37,295	3,714,582
Brandywine Realty Trust(b)	194,856	1,851,132
BRE Properties Inc. Class A(b)	106,789	5,390,709
Camden Property Trust	28,195	1,754,857
Chimera Investment Corp.(b)	1,467,693	3,683,909
CommonWealth REIT	120,014	1,997,033
Corporate Office Properties Trust	69,673	1,481,248
DDR Corp.	309,156	3,762,429
Douglas Emmett Inc.	178,048	3,247,596

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2011

Duke Realty Corp.	361,489	4,355,942
Equity Residential	390,823	22,288,636
Essex Property Trust Inc.(b)	20,611	2,896,052
Federal Realty Investment Trust	21,835	1,981,526
General Growth Properties Inc.	806,502	12,113,660
HCP Inc.	580,964	24,069,339
Health Care REIT Inc.(b)	273,910	14,936,312
Hospitality Properties Trust	176,543	4,056,958
Host Hotels & Resorts Inc.	981,823	14,501,526
Kimco Realty Corp.(b)	582,272	9,456,097
Liberty Property Trust	164,734	5,086,986
Macerich Co. (The)	120,252	6,084,751
Mack-Cali Realty Corp.	124,425	3,320,903
Piedmont Office Realty Trust Inc. Class A	246,878	4,206,801
Plum Creek Timber Co. Inc.(b)	91,996	3,363,374
Prologis Inc.	656,599	18,772,165
Realty Income Corp.	190,600	6,663,376
Regency Centers Corp.	128,639	4,839,399
Senior Housing Properties Trust	232,737	5,222,618
SL Green Realty Corp.	127,215	8,477,608
Taubman Centers Inc.	79,923	4,963,218
UDR Inc.	287,235	7,209,598
Ventas Inc.	142,547	7,858,616
Vornado Realty Trust	234,625	18,033,277
Weingarten Realty Investors	172,788	3,770,234
Weyerhaeuser Co.	547,164	10,215,552

		311,276,310
RETAIL—3.94%
Abercrombie & Fitch Co. Class A	17,456	852,551
American Eagle Outfitters Inc.	278,859	4,263,754
AutoNation Inc.(a)(b)	28,109	1,036,379
Best Buy Co. Inc.	421,980	9,861,673
Big Lots Inc.(a)	61,809	2,333,908
Brinker International Inc.	9,036	241,803
CarMax Inc.(a)(b)	269,846	8,224,906
Chico’s FAS Inc.	83,566	930,925
Dillard’s Inc. Class A	44,729	2,007,437
DSW Inc. Class A	2,489	110,039
Dunkin’ Brands Group Inc.(a)	5,199	129,871
Foot Locker Inc.	221,391	5,277,961
GameStop Corp. Class A(a)(b)	202,156	4,878,024
Gap Inc. (The)	505,924	9,384,890
J.C. Penney Co. Inc.	236,551	8,314,768
Macy’s Inc.	533,720	17,175,110
Orchard Supply Hardware Stores Corp. Class A(a)(b)	2,531	9,516
PVH Corp.	72,739	5,127,372
RadioShack Corp.	143,739	1,395,706
Sally Beauty Holdings Inc.(a)	9,967	210,603
Sears Holdings Corp.(a)(b)	55,184	1,753,748
Signet Jewelers Ltd.	124,264	5,462,645
Staples Inc.	1,020,427	14,173,731
Wendy’s Co. (The)	429,758	2,303,503
Williams-Sonoma Inc.	71,961	2,770,498

		108,231,321
SAVINGS & LOANS—1.04%
BankUnited Inc.	47,556	1,045,757
Capitol Federal Financial Inc.	239,695	2,766,080
First Niagara Financial Group Inc.	497,729	4,295,401
Hudson City Bancorp Inc.	609,143	3,807,144

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2011

New York Community Bancorp Inc.	625,805	7,741,208
People’s United Financial Inc.	438,051	5,628,955
TFS Financial Corp.(a)	113,364	1,015,742
Washington Federal Inc.	159,478	2,231,097

		28,531,384
SEMICONDUCTORS—1.59%
Atmel Corp.(a)	41,547	336,531
Cree Inc.(a)	146,876	3,237,147
Fairchild Semiconductor International Inc.(a)	182,836	2,201,345
Freescale Semiconductor Holdings I Ltd.(a)(b)	23,313	294,909
International Rectifier Corp.(a)	100,079	1,943,534
Intersil Corp. Class A	89,589	935,309
KLA-Tencor Corp.	54,652	2,636,959
LSI Corp.(a)	572,220	3,404,709
Marvell Technology Group Ltd.(a)	726,897	10,067,524
MEMC Electronic Materials Inc.(a)(b)	133,396	525,580
Micron Technology Inc.(a)(b)	1,240,991	7,805,833
Novellus Systems Inc.(a)	99,640	4,114,136
PMC-Sierra Inc.(a)	316,178	1,742,141
QLogic Corp.(a)	27,338	410,070
Silicon Laboratories Inc.(a)	6,204	269,378
Teradyne Inc.(a)(b)	265,363	3,616,898

		43,542,003
SHIPBUILDING—0.08%
Huntington Ingalls Industries Inc.(a)(b)	70,067	2,191,696

		2,191,696
SOFTWARE—1.22%
Activision Blizzard Inc.	605,763	7,463,000
Akamai Technologies Inc.(a)	23,840	769,555
Allscripts Healthcare Solutions Inc.(a)	52,356	991,623
Broadridge Financial Solutions Inc.	9,791	220,787
CA Inc.	548,926	11,096,539
Compuware Corp.(a)(b)	82,725	688,272
Fidelity National Information Services Inc.	375,416	9,982,312
Fiserv Inc.(a)	40,973	2,406,754

		33,618,842
TELECOMMUNICATIONS—1.81%
Amdocs Ltd.(a)	249,970	7,131,644
Clearwire Corp. Class A(a)	34,726	67,368
EchoStar Corp. Class A(a)	55,152	1,154,883
Frontier Communications Corp.	1,424,072	7,333,971
Harris Corp.	124,017	4,469,573
Level 3 Communications Inc.(a)(b)	193,992	3,295,924
Motorola Mobility Holdings Inc.(a)	373,121	14,477,095
NII Holdings Inc.(a)	30,187	642,983
Telephone and Data Systems Inc.	129,436	3,351,098
Tellabs Inc.	521,749	2,107,866
tw telecom inc.(a)	31,001	600,799
United States Cellular Corp.(a)(b)	20,596	898,604
Windstream Corp.	347,937	4,084,780

		49,616,588
TEXTILES—0.38%
Cintas Corp.	161,416	5,618,891
Mohawk Industries Inc.(a)	81,162	4,857,546

		10,476,437

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2011

TOYS, GAMES & HOBBIES—0.13%
Mattel Inc.	127,779	3,547,145

		3,547,145
TRANSPORTATION—0.65%
Alexander & Baldwin Inc.	59,651	2,434,954
Con-way Inc.	72,067	2,101,474
Kansas City Southern Industries Inc.(a)	39,363	2,677,077
Kirby Corp.(a)(b)	22,527	1,483,178
Ryder System Inc.	73,471	3,904,249
Teekay Corp.	59,263	1,584,100
Tidewater Inc.	69,475	3,425,117
UTi Worldwide Inc.	14,125	187,721

		17,797,870
TRUCKING & LEASING—0.11%
GATX Corp.	66,402	2,899,111

		2,899,111
WATER—0.43%
American Water Works Co. Inc.	250,918	7,994,247
Aqua America Inc.	177,261	3,908,605

		11,902,852

TOTAL COMMON STOCKS
(Cost: $3,000,333,261)		2,735,259,778

PREFERRED STOCKS—0.00%

RETAIL—0.00%
Orchard Supply Hardware Stores Corp. Series A(b)	2,531	9,516

		9,516

TOTAL PREFERRED STOCKS
(Cost: $15,115)		9,516

SHORT-TERM INVESTMENTS—4.34%

MONEY MARKET FUNDS—4.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	106,568,759	106,568,759
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	9,308,922	9,308,922

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	3,288,894	3,288,894

		119,166,575

TOTAL SHORT-TERM INVESTMENTS
(Cost: $119,166,575)		119,166,575

TOTAL INVESTMENTS IN SECURITIES—104.01%
(Cost: $3,119,514,951)		2,854,435,869
Other Assets, Less Liabilities—(4.01)%		(110,043,475)

NET ASSETS—100.00%		$2,744,392,394

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.80%

AEROSPACE & DEFENSE—2.55%
Boeing Co. (The)	298,264	$21,877,664
General Dynamics Corp.	142,911	9,490,720
Lockheed Martin Corp.	106,408	8,608,407
Raytheon Co.	138,584	6,704,694
United Technologies Corp.	363,619	26,576,913

		73,258,398
AGRICULTURE—2.75%
Altria Group Inc.	825,253	24,468,752
Philip Morris International Inc.	697,061	54,705,347

		79,174,099
APPAREL—0.50%
Nike Inc. Class B	148,860	14,345,638

		14,345,638
AUTO MANUFACTURERS—0.57%
Ford Motor Co.(a)	1,524,998	16,408,979

		16,408,979
BANKS—7.91%
Bank of America Corp.	4,067,570	22,615,689
Bank of New York Mellon Corp. (The)	486,636	9,688,923
Capital One Financial Corp.	184,298	7,793,962
Citigroup Inc.	1,173,297	30,869,444
Goldman Sachs Group Inc. (The)	197,567	17,865,984
JPMorgan Chase & Co.	1,524,864	50,701,728
Morgan Stanley	595,527	9,010,323
U.S. Bancorp	765,852	20,716,297
Wells Fargo & Co.	2,116,287	58,324,870

		227,587,220
BEVERAGES—3.66%
Coca-Cola Co. (The)	911,454	63,774,437
PepsiCo Inc.	627,401	41,628,056

		105,402,493
BIOTECHNOLOGY—1.14%
Amgen Inc.	318,333	20,440,162
Gilead Sciences Inc.(a)(b)	301,435	12,337,735

		32,777,897
CHEMICALS—1.59%
Dow Chemical Co. (The)	474,269	13,639,976
E.I. du Pont de Nemours and Co.	370,774	16,974,034
Monsanto Co.	214,861	15,055,310

		45,669,320

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

December 31, 2011

COMMERCIAL SERVICES—1.27%
MasterCard Inc. Class A	42,782	15,949,985
Visa Inc. Class A	204,093	20,721,563

		36,671,548
COMPUTERS—9.91%
Apple Inc.(a)	372,976	151,055,280
Dell Inc.(a)	612,806	8,965,352
EMC Corp.(a)(b)	818,643	17,633,570
Hewlett-Packard Co.	797,379	20,540,483
International Business Machines Corp.	472,983	86,972,114

		285,166,799
COSMETICS & PERSONAL CARE—3.29%
Avon Products Inc.	173,835	3,036,897
Colgate-Palmolive Co.	194,233	17,945,187
Procter & Gamble Co. (The)	1,104,115	73,655,512

		94,637,596
DIVERSIFIED FINANCIAL SERVICES—0.66%
American Express Co.	405,512	19,128,001

		19,128,001
ELECTRIC—1.41%
American Electric Power Co. Inc.	193,624	7,998,607
Entergy Corp.	70,379	5,141,186
Exelon Corp.	266,070	11,539,456
Southern Co. (The)	345,895	16,011,480

		40,690,729
ELECTRICAL COMPONENTS & EQUIPMENT—0.48%
Emerson Electric Co.	295,260	13,756,163

		13,756,163
ELECTRONICS—0.59%
Honeywell International Inc.	310,408	16,870,675

		16,870,675
FOOD—1.16%
H.J. Heinz Co.	128,282	6,932,359
Kraft Foods Inc. Class A	709,002	26,488,315

		33,420,674
HEALTH CARE - PRODUCTS—0.95%
Baxter International Inc.	226,280	11,196,334
Medtronic Inc.	423,512	16,199,334

		27,395,668
HEALTH CARE - SERVICES—0.75%
UnitedHealth Group Inc.	427,799	21,680,853

		21,680,853

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

December 31, 2011

INSURANCE—2.52%
Allstate Corp. (The)	202,038	5,537,862
Berkshire Hathaway Inc. Class B(a)	705,517	53,830,947
MetLife Inc.	424,433	13,233,821

		72,602,630
INTERNET—3.15%
Amazon.com Inc.(a)(b)	145,997	25,272,081
Google Inc. Class A(a)(b)	101,384	65,483,925

		90,756,006
MACHINERY—0.82%
Caterpillar Inc.	259,489	23,509,703

		23,509,703
MANUFACTURING—3.44%
3M Co.	281,252	22,986,726
General Electric Co.	4,236,711	75,879,494

		98,866,220
MEDIA—2.89%
Comcast Corp. Class A	1,093,492	25,926,695
News Corp. Class A NVS	880,043	15,699,967
Time Warner Inc.	401,657	14,515,884
Walt Disney Co. (The)	720,948	27,035,550

		83,178,096
MINING—0.62%
Alcoa Inc.	429,507	3,715,236
Freeport-McMoRan Copper & Gold Inc.	380,399	13,994,879

		17,710,115
OFFICE & BUSINESS EQUIPMENT—0.15%
Xerox Corp.	559,703	4,455,236

		4,455,236
OIL & GAS—11.86%
Apache Corp.	154,125	13,960,642
Chevron Corp.	799,192	85,034,029
ConocoPhillips	532,830	38,827,322
Devon Energy Corp.	162,088	10,049,456
Exxon Mobil Corp.	1,923,534	163,038,742
Occidental Petroleum Corp.	325,774	30,525,024

		341,435,215
OIL & GAS SERVICES—2.42%
Baker Hughes Inc.	175,097	8,516,718
Halliburton Co.	369,265	12,743,335
National Oilwell Varco Inc.	170,091	11,564,487
Schlumberger Ltd.	538,600	36,791,766

		69,616,306

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

December 31, 2011

PHARMACEUTICALS—8.47%
Abbott Laboratories	625,150	35,152,184
Bristol-Myers Squibb Co.	680,025	23,964,081
Johnson & Johnson	1,095,901	71,869,188
Merck & Co. Inc.	1,223,142	46,112,453
Pfizer Inc.	3,084,812	66,755,332

		243,853,238
PIPELINES—0.27%
Williams Companies Inc. (The)	236,272	7,801,701

		7,801,701
REAL ESTATE INVESTMENT TRUSTS—0.14%
Weyerhaeuser Co.	216,469	4,041,476

		4,041,476
RETAIL—6.37%
Costco Wholesale Corp.	173,914	14,490,514
CVS Caremark Corp.	522,349	21,301,392
Home Depot Inc. (The)	618,640	26,007,626
Lowe’s Companies Inc.	502,660	12,757,511
McDonald’s Corp.	410,620	41,197,505
Target Corp.	269,513	13,804,456
Wal-Mart Stores Inc.	700,915	41,886,680
Walgreen Co.	356,878	11,798,387

		183,244,071
SEMICONDUCTORS—3.47%
Intel Corp.	2,043,441	49,553,444
QUALCOMM Inc.	674,561	36,898,487
Texas Instruments Inc.	458,551	13,348,420

		99,800,351
SOFTWARE—4.12%
Microsoft Corp.	3,004,504	77,996,924
Oracle Corp.	1,579,051	40,502,658

		118,499,582
TELECOMMUNICATIONS—5.54%
AT&T Inc.	2,378,129	71,914,621
Cisco Systems Inc.	2,157,357	39,005,015
Sprint Nextel Corp.(a)	1,208,981	2,829,016
Verizon Communications Inc.	1,136,129	45,581,495

		159,330,147
TRANSPORTATION—2.41%
FedEx Corp.	127,300	10,630,823
Norfolk Southern Corp.	134,882	9,827,503
Union Pacific Corp.	193,859	20,537,422
United Parcel Service Inc. Class B	387,254	28,343,120

		69,338,868

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

December 31, 2011

TOTAL COMMON STOCKS
(Cost: $3,368,832,889)		2,872,081,711

SHORT-TERM INVESTMENTS—1.55%

MONEY MARKET FUNDS—1.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	39,450,727	39,450,727
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	3,446,073	3,446,073
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	1,842,015	1,842,015

		44,738,815

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,738,815)		44,738,815

TOTAL INVESTMENTS IN SECURITIES—101.35%
(Cost: $3,413,571,704)		2,916,820,526

SHORT POSITIONS(f)—(0.05)%

COMMON STOCKS—(0.05)%
WPX Energy Inc.(a)	(79,303)	(1,440,936)

		(1,440,936)

TOTAL SHORT POSITIONS
(Proceeds: $1,440,710)		(1,440,936)
Other Assets, Less Liabilities—(1.30)%		(37,423,112)

NET ASSETS—100.00%		$2,877,956,478

NVS	- Non -Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.77%

ADVERTISING—0.15%
Harte-Hanks Inc.	1,052	$9,563
Interpublic Group of Companies Inc. (The)	10,717	104,276
Lamar Advertising Co. Class A(a)	1,369	37,647
Omnicom Group Inc.	6,398	285,223

		436,709
AEROSPACE & DEFENSE—1.94%
AAR Corp.	916	17,560
AeroVironment Inc.(a)(b)	436	13,721
Alliant Techsystems Inc.	758	43,327
BE Aerospace Inc.(a)(b)	2,383	92,246
Boeing Co. (The)	17,235	1,264,187
Cubic Corp.	367	15,998
Curtiss-Wright Corp.	1,070	37,803
Esterline Technologies Corp.(a)	704	39,403
Exelis Inc.	4,292	38,843
GenCorp Inc.(a)	1,398	7,437
General Dynamics Corp.	8,259	548,480
Goodrich Corp.	2,902	358,977
Kaman Corp.	600	16,392
L-3 Communications Holdings Inc.	2,309	153,964
Lockheed Martin Corp.	6,151	497,616
Moog Inc. Class A(a)(b)	1,061	46,610
National Presto Industries Inc.(b)	108	10,109
Northrop Grumman Corp.	6,054	354,038
Orbital Sciences Corp.(a)	1,349	19,601
Raytheon Co.	8,009	387,475
Rockwell Collins Inc.	3,509	194,293
Teledyne Technologies Inc.(a)(b)	857	47,006
Triumph Group Inc.	995	58,158
United Technologies Corp.	21,011	1,535,694

		5,798,938
AGRICULTURE—1.92%
Alliance One International Inc.(a)(b)	2,065	5,617
Altria Group Inc.	47,685	1,413,860
Andersons Inc. (The)	423	18,468
Archer-Daniels-Midland Co.	15,528	444,101
Lorillard Inc.	3,122	355,908
Philip Morris International Inc.	40,277	3,160,939
Reynolds American Inc.	7,832	324,402
Universal Corp.	543	24,956

		5,748,251
AIRLINES—0.09%
Alaska Air Group Inc.(a)(b)	838	62,925
Allegiant Travel Co.(a)	343	18,296
JetBlue Airways Corp.(a)(b)	4,694	24,409
SkyWest Inc.	1,179	14,843
Southwest Airlines Co.	18,114	155,056

		275,529

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

APPAREL—0.73%
Carter’s Inc.(a)(b)	1,178	46,896
Coach Inc.	6,768	413,119
Crocs Inc.(a)	2,080	30,722
Deckers Outdoor Corp.(a)(b)	892	67,408
Hanesbrands Inc.(a)	2,257	49,338
Iconix Brand Group Inc.(a)	1,710	27,856
K-Swiss Inc. Class A(a)	659	1,924
Maidenform Brands Inc.(a)	542	9,919
Nike Inc. Class B	8,602	828,975
Oxford Industries Inc.	321	14,483
Perry Ellis International Inc.(a)	296	4,209
Quiksilver Inc.(a)	2,911	10,509
Ralph Lauren Corp.	1,498	206,844
SKECHERS U.S.A. Inc. Class A(a)(b)	872	10,569
Steven Madden Ltd.(a)	882	30,429
True Religion Apparel Inc.(a)	604	20,886
Under Armour Inc. Class A(a)	851	61,093
VF Corp.	2,016	256,012
Warnaco Group Inc. (The)(a)	939	46,988
Wolverine World Wide Inc.	1,132	40,344

		2,178,523
AUTO MANUFACTURERS—0.44%
Ford Motor Co.(a)	88,120	948,171
Oshkosh Corp.(a)	2,105	45,005
PACCAR Inc.	8,277	310,139

		1,303,315
AUTO PARTS & EQUIPMENT—0.25%
BorgWarner Inc.(a)	2,536	161,645
Goodyear Tire & Rubber Co. (The)(a)	5,634	79,834
Johnson Controls Inc.	15,779	493,251
Spartan Motors Inc.	826	3,973
Standard Motor Products Inc.	456	9,143
Superior Industries International Inc.	543	8,981

		756,827
BANKS—5.96%
Associated Banc-Corp	4,005	44,736
BancorpSouth Inc.(b)	1,653	18,216
Bank of America Corp.	235,036	1,306,800
Bank of Hawaii Corp.	1,084	48,227
Bank of New York Mellon Corp. (The)	28,121	559,889
Bank of the Ozarks Inc.	671	19,882
BB&T Corp.	16,167	406,923
BBCN Bancorp Inc.(a)(b)	1,799	17,001
Boston Private Financial Holdings Inc.	1,779	14,125
Capital One Financial Corp.	10,661	450,854
Cathay General Bancorp	1,819	27,158
Citigroup Inc.	67,796	1,783,713
City Holding Co.	340	11,523
City National Corp.	1,077	47,582
Columbia Banking System Inc.	910	17,536
Comerica Inc.	4,643	119,789
Commerce Bancshares Inc.	1,817	69,264
Community Bank System Inc.	851	23,658
Cullen/Frost Bankers Inc.	1,417	74,973
East West Bancorp Inc.	3,463	68,394

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

F.N.B. Corp.	3,230	36,531
Fifth Third Bancorp	21,274	270,605
First BanCorp (Puerto Rico)(a)(b)	490	1,710
First Commonwealth Financial Corp.	2,495	13,124
First Financial Bancorp	1,345	22,381
First Financial Bankshares Inc.(b)	726	24,270
First Horizon National Corp.	6,084	48,672
First Midwest Bancorp Inc.	1,725	17,474
FirstMerit Corp.	2,524	38,188
Fulton Financial Corp.	4,603	45,155
Glacier Bancorp Inc.	1,660	19,970
Goldman Sachs Group Inc. (The)	11,417	1,032,439
Hancock Holding Co.	1,958	62,597
Hanmi Financial Corp.(a)	804	5,950
Home Bancshares Inc.	533	13,810
Huntington Bancshares Inc.	20,036	109,998
Independent Bank Corp. (Massachusetts)	493	13,454
International Bancshares Corp.	1,253	22,974
JPMorgan Chase & Co.	88,109	2,929,624
KeyCorp	22,087	169,849
M&T Bank Corp.	2,914	222,455
Morgan Stanley	34,417	520,729
National Penn Bancshares Inc.	2,882	24,324
NBT Bancorp Inc.	787	17,416
Northern Trust Corp.	5,570	220,906
Old National Bancorp	2,188	25,490
PacWest Bancorp	767	14,535
Pinnacle Financial Partners Inc.(a)(b)	787	12,710
PNC Financial Services Group Inc. (The)(c)	12,201	703,632
PrivateBancorp Inc.	1,351	14,834
Prosperity Bancshares Inc.	1,086	43,820
Regions Financial Corp.	29,082	125,053
S&T Bancorp Inc.	667	13,040
Signature Bank(a)	1,072	64,309
Simmons First National Corp. Class A	399	10,849
State Street Corp.	11,401	459,574
Sterling Bancorp	713	6,160
SunTrust Banks Inc.	12,424	219,905
Susquehanna Bancshares Inc.	3,613	30,277
SVB Financial Group(a)(b)	1,005	47,928
Synovus Financial Corp.	16,919	23,856
TCF Financial Corp.	3,675	37,926
Texas Capital Bancshares Inc.(a)	876	26,814
Tompkins Financial Corp.	192	7,394
TrustCo Bank Corp. NY	2,219	12,449
Trustmark Corp.	1,478	35,901
U.S. Bancorp	44,254	1,197,071
UMB Financial Corp.	757	28,198
Umpqua Holdings Corp.	2,651	32,846
United Bankshares Inc.(b)	986	27,874
United Community Banks Inc.(a)	468	3,271
Valley National Bancorp	4,340	53,686
Webster Financial Corp.	1,700	34,663
Wells Fargo & Co.	122,282	3,370,092
Westamerica Bancorp	654	28,711
Wilshire Bancorp Inc.(a)(b)	1,311	4,759
Wintrust Financial Corp.	831	23,310
Zions Bancorp	4,251	69,206

		17,844,991

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

BEVERAGES—2.48%
Beam Inc.	3,584	183,608
Boston Beer Co. Inc. (The) Class A(a)(b)	196	21,278
Brown-Forman Corp. Class B NVS	2,335	187,991
Coca-Cola Co. (The)	52,665	3,684,970
Coca-Cola Enterprises Inc.	7,263	187,240
Constellation Brands Inc. Class A(a)	4,012	82,928
Dr Pepper Snapple Group Inc.	4,968	196,137
Green Mountain Coffee Roasters Inc.(a)	3,001	134,595
Molson Coors Brewing Co. Class B NVS	3,665	159,574
Monster Beverage Corp.(a)	1,755	161,706
Peet’s Coffee & Tea Inc.(a)	295	18,491
PepsiCo Inc.	36,253	2,405,386

		7,423,904
BIOTECHNOLOGY—1.29%
Amgen Inc.	18,395	1,181,143
ArQule Inc.(a)	1,306	7,366
Bio-Rad Laboratories Inc. Class A(a)(b)	458	43,986
Biogen Idec Inc.(a)	5,634	620,022
Cambrex Corp.(a)	649	4,660
Celgene Corp.(a)	10,295	695,942
Charles River Laboratories International Inc.(a)	1,093	29,872
Cubist Pharmaceuticals Inc.(a)(b)	1,421	56,300
Emergent BioSolutions Inc.(a)	587	9,885
Enzo Biochem Inc.(a)	879	1,969
Gilead Sciences Inc.(a)	17,419	712,960
Life Technologies Corp.(a)	4,115	160,114
Medicines Co. (The)(a)	1,269	23,654
Regeneron Pharmaceuticals Inc.(a)(b)	1,745	96,725
United Therapeutics Corp.(a)	1,207	57,031
Vertex Pharmaceuticals Inc.(a)	4,856	161,268

		3,862,897
BUILDING MATERIALS—0.15%
AAON Inc.(b)	451	9,241
Apogee Enterprises Inc.	650	7,969
Comfort Systems USA Inc.	896	9,605
Drew Industries Inc.(a)(b)	445	10,916
Eagle Materials Inc.	1,054	27,045
Fortune Brands Home & Security Inc.(a)(b)	3,532	60,150
Gibraltar Industries Inc.(a)(b)	730	10,191
Griffon Corp.	1,102	10,061
Lennox International Inc.	1,224	41,310
Louisiana-Pacific Corp.(a)(b)	3,097	24,993
Martin Marietta Materials Inc.(b)	1,061	80,010
Masco Corp.	8,273	86,701
NCI Building Systems Inc.(a)	493	5,359
Quanex Building Products Corp.	858	12,887
Simpson Manufacturing Co. Inc.	949	31,943
Texas Industries Inc.	638	19,638
Universal Forest Products Inc.	463	14,293

		462,312
CHEMICALS—2.25%
A. Schulman Inc.	711	15,059
Air Products and Chemicals Inc.	4,895	417,005
Airgas Inc.	1,573	122,820
Albemarle Corp.	2,063	106,265
American Vanguard Corp.	563	7,510
Ashland Inc.	1,806	103,231
Balchem Corp.	678	27,486

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

Cabot Corp.	1,509	48,499
CF Industries Holdings Inc.	1,513	219,355
Cytec Industries Inc.	1,154	51,526
Dow Chemical Co. (The)	27,406	788,197
E.I. du Pont de Nemours and Co.	21,425	980,837
Eastman Chemical Co.	3,173	123,937
Ecolab Inc.	6,960	402,358
FMC Corp.	1,625	139,815
H.B. Fuller Co.	1,128	26,068
Hawkins Inc.(b)	214	7,888
International Flavors & Fragrances Inc.	1,876	98,340
Intrepid Potash Inc.(a)(b)	1,213	27,450
Kraton Performance Polymers Inc.(a)(b)	757	15,367
Minerals Technologies Inc.	422	23,856
Monsanto Co.	12,416	869,989
Mosaic Co. (The)	6,900	347,967
NewMarket Corp.	239	47,348
Olin Corp.	1,869	36,726
OM Group Inc.(a)	758	16,972
PolyOne Corp.	2,155	24,890
PPG Industries Inc.	3,566	297,725
Praxair Inc.	6,952	743,169
Quaker Chemical Corp.	290	11,278
RPM International Inc.	3,049	74,853
Sensient Technologies Corp.	1,151	43,623
Sherwin-Williams Co. (The)	2,004	178,897
Sigma-Aldrich Corp.	2,786	174,014
Stepan Co.	194	15,551
Valspar Corp. (The)	2,162	84,253
Zep Inc.	490	6,850

		6,726,974
COAL—0.20%
Alpha Natural Resources Inc.(a)	5,109	104,377
Arch Coal Inc.	4,946	71,767
CONSOL Energy Inc.	5,239	192,271
Patriot Coal Corp.(a)(b)	2,098	17,770
Peabody Energy Corp.	6,257	207,169

		593,354
COMMERCIAL SERVICES—2.03%
Aaron’s Inc.	1,717	45,810
ABM Industries Inc.	1,102	22,723
Alliance Data Systems Corp.(a)(b)	1,155	119,935
American Public Education Inc.(a)	413	17,875
AMN Healthcare Services Inc.(a)(b)	913	4,045
Apollo Group Inc. Class A(a)	2,682	144,479
Arbitron Inc.	638	21,954
Automatic Data Processing Inc.	11,333	612,095
Capella Education Co.(a)	344	12,401
Cardtronics Inc.(a)	1,001	27,087
Career Education Corp.(a)	1,377	10,975
CDI Corp.	271	3,742
Chemed Corp.	446	22,840
Consolidated Graphics Inc.(a)	210	10,139
Convergys Corp.(a)(b)	2,802	35,782
CoreLogic Inc.(a)	2,439	31,536
Corinthian Colleges Inc.(a)(b)	1,831	3,973
Corporate Executive Board Co. (The)	795	30,289
Corrections Corp. of America(a)	2,307	46,994
CorVel Corp.(a)(b)	153	7,912

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

Cross Country Healthcare Inc.(a)	718	3,985
Deluxe Corp.	1,168	26,584
DeVry Inc.	1,417	54,498
Equifax Inc.	2,824	109,402
Forrester Research Inc.(a)	333	11,302
FTI Consulting Inc.(a)	954	40,469
Gartner Inc.(a)(b)	2,231	77,572
GEO Group Inc. (The)(a)(b)	1,500	25,125
Global Payments Inc.	1,808	85,663
H&R Block Inc.	6,809	111,191
Healthcare Services Group Inc.	1,531	27,083
Heartland Payment Systems Inc.	920	22,411
Heidrick & Struggles International Inc.	410	8,831
HMS Holdings Corp.(a)(b)	1,956	62,553
Insperity Inc.	520	13,182
Iron Mountain Inc.	4,297	132,348
ITT Educational Services Inc.(a)(b)	472	26,852
Kelly Services Inc. Class A	655	8,960
Korn/Ferry International(a)	1,088	18,561
Landauer Inc.	218	11,227
Lender Processing Services Inc.	1,937	29,191
Lincoln Educational Services Corp.	520	4,108
Live Nation Entertainment Inc.(a)	3,381	28,096
Manpower Inc.	1,900	67,925
MasterCard Inc. Class A	2,473	921,984
Matthews International Corp. Class A	684	21,498
MAXIMUS Inc.	800	33,080
Medifast Inc.(a)(b)	309	4,239
Midas Inc.(a)	367	3,153
Monro Muffler Brake Inc.	713	27,657
Monster Worldwide Inc.(a)	2,991	23,719
Moody’s Corp.	4,546	153,109
Navigant Consulting Inc.(a)(b)	1,207	13,772
On Assignment Inc.(a)	894	9,995
PAREXEL International Corp.(a)(b)	1,360	28,206
Paychex Inc.	7,461	224,651
Quanta Services Inc.(a)	4,895	105,438
R.R. Donnelley & Sons Co.	4,364	62,972
Rent-A-Center Inc.	1,345	49,765
Resources Connection Inc.	1,068	11,310
Robert Half International Inc.	3,339	95,028
Rollins Inc.	1,511	33,574
SAIC Inc.(a)	6,370	78,287
SEI Investments Co.	3,323	57,654
Service Corp. International	5,196	55,337
Sotheby’s	1,560	44,507
Strayer Education Inc.(b)	280	27,213
TeleTech Holdings Inc.(a)(b)	574	9,299
Total System Services Inc.	3,806	74,445
Towers Watson & Co. Class A	1,214	72,755
TrueBlue Inc.(a)	1,011	14,033
United Rentals Inc.(a)(b)	1,442	42,611
Universal Technical Institute Inc.(a)	483	6,173
Valassis Communications Inc.(a)(b)	1,078	20,730
Viad Corp.	472	8,251
Visa Inc. Class A	11,794	1,197,445
Western Union Co.	14,361	262,232
Wright Express Corp.(a)(b)	892	48,418

		6,082,245

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

COMPUTERS—6.54%
Accenture PLC Class A	14,863	791,157
Agilysys Inc.(a)	367	2,918
Apple Inc.(a)	21,551	8,728,155
CACI International Inc. Class A(a)(b)	608	33,999
Cadence Design Systems Inc.(a)(b)	6,224	64,730
CIBER Inc.(a)	1,750	6,755
Cognizant Technology Solutions Corp. Class A(a)	7,007	450,620
Computer Sciences Corp.	3,584	84,941
Dell Inc.(a)	35,412	518,078
Diebold Inc.	1,476	44,383
DST Systems Inc.	761	34,641
EMC Corp.(a)	47,304	1,018,928
Hewlett-Packard Co.	46,075	1,186,892
iGATE Corp.(a)	718	11,294
Insight Enterprises Inc.(a)(b)	1,031	15,764
International Business Machines Corp.	27,330	5,025,440
j2 Global Inc.	1,069	30,082
Jack Henry & Associates Inc.	1,995	67,052
Lexmark International Inc. Class A	1,664	55,028
LivePerson Inc.(a)	1,116	14,006
Manhattan Associates Inc.(a)	480	19,430
Mentor Graphics Corp.(a)(b)	2,185	29,629
Mercury Computer Systems Inc.(a)(b)	695	9,237
MICROS Systems Inc.(a)(b)	1,873	87,244
MTS Systems Corp.	363	14,792
NCI Inc. Class A(a)	203	2,365
NCR Corp.(a)(b)	3,636	59,849
NetApp Inc.(a)	8,283	300,424
NetScout Systems Inc.(a)	844	14,854
RadiSys Corp.(a)	577	2,920
Riverbed Technology Inc.(a)	3,609	84,812
SanDisk Corp.(a)	5,559	273,558
Stratasys Inc.(a)(b)	500	15,205
Super Micro Computer Inc.(a)	634	9,941
Sykes Enterprises Inc.(a)	990	15,503
Synaptics Inc.(a)(b)	751	22,643
Synopsys Inc.(a)	3,322	90,358
Teradata Corp.(a)	3,896	188,995
Virtusa Corp.(a)	449	6,502
Western Digital Corp.(a)	5,407	167,347

		19,600,471
COSMETICS & PERSONAL CARE—1.92%
Avon Products Inc.	10,009	174,857
Colgate-Palmolive Co.	11,224	1,036,985
Estee Lauder Companies Inc. (The) Class A	2,589	290,797
Inter Parfums Inc.	393	6,115
Procter & Gamble Co. (The)	63,797	4,255,898

		5,764,652
DISTRIBUTION & WHOLESALE—0.45%
Arrow Electronics Inc.(a)	2,576	96,368
Brightpoint Inc.(a)	1,576	16,958
Fastenal Co.(b)	6,835	298,074
Fossil Inc.(a)	1,224	97,137
Genuine Parts Co.	3,626	221,911
Ingram Micro Inc. Class A(a)(b)	3,626	65,957
LKQ Corp.(a)(b)	3,400	102,272
MWI Veterinary Supply Inc.(a)(b)	290	19,268
Owens & Minor Inc.	1,472	40,907
Pool Corp.	1,110	33,411
ScanSource Inc.(a)(b)	637	22,932

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

School Specialty Inc.(a)	405	1,012
United Stationers Inc.	1,018	33,146
W.W. Grainger Inc.	1,407	263,376
Watsco Inc.	656	43,073

		1,355,802
DIVERSIFIED FINANCIAL SERVICES—1.65%
Affiliated Managers Group Inc.(a)(b)	1,246	119,554
American Express Co.	23,432	1,105,287
Ameriprise Financial Inc.	5,269	261,553
BlackRock Inc.(c)	2,323	414,052
Calamos Asset Management Inc. Class A	461	5,767
Charles Schwab Corp. (The)	24,985	281,331
CME Group Inc.	1,537	374,521
Discover Financial Services	12,728	305,472
E*TRADE Financial Corp.(a)	5,900	46,964
Eaton Vance Corp.	2,702	63,875
Encore Capital Group Inc.(a)	502	10,673
Federated Investors Inc. Class B	2,163	32,769
Financial Engines Inc.(a)(b)	892	19,918
Franklin Resources Inc.	3,371	323,818
Greenhill & Co. Inc.	671	24,404
Higher One Holdings Inc.(a)(b)	688	12,687
Interactive Brokers Group Inc. Class A	878	13,117
IntercontinentalExchange Inc.(a)	1,679	202,403
Invesco Ltd.	10,420	209,338
Investment Technology Group Inc.(a)	954	10,313
Janus Capital Group Inc.	4,357	27,493
Jefferies Group Inc.(b)	3,434	47,218
Legg Mason Inc.	2,880	69,264
NASDAQ OMX Group Inc. (The)(a)	2,963	72,623
National Financial Partners Corp.(a)(b)	1,012	13,682
NYSE Euronext Inc.	6,064	158,270
Piper Jaffray Companies Inc.(a)	364	7,353
Portfolio Recovery Associates Inc.(a)(b)	391	26,400
Raymond James Financial Inc.	2,383	73,778
SLM Corp.	11,719	157,035
Stifel Financial Corp.(a)	1,240	39,742
SWS Group Inc.	728	5,001
T. Rowe Price Group Inc.	5,879	334,809
Waddell & Reed Financial Inc. Class A	2,001	49,565
World Acceptance Corp.(a)(b)	343	25,211

		4,945,260
ELECTRIC—3.49%
AES Corp. (The)(a)	15,005	177,659
ALLETE Inc.	750	31,485
Alliant Energy Corp.	2,568	113,274
Ameren Corp.	5,599	185,495
American Electric Power Co. Inc.	11,199	462,631
Avista Corp.	1,353	34,840
Black Hills Corp.	921	30,927
Central Vermont Public Service Corp.	318	11,162
CH Energy Group Inc.	363	21,192
Cleco Corp.	1,412	53,797
CMS Energy Corp.	5,832	128,771
Consolidated Edison Inc.	6,793	421,370
Constellation Energy Group Inc.	4,662	184,942
Dominion Resources Inc.	13,209	701,134
DTE Energy Co.	3,917	213,281
Duke Energy Corp.	30,906	679,932

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

Edison International	7,549	312,529
El Paso Electric Co.	895	31,003
Entergy Corp.	4,085	298,409
Exelon Corp.	15,375	666,814
FirstEnergy Corp.	9,699	429,666
Great Plains Energy Inc.	3,141	68,411
Hawaiian Electric Industries Inc.	2,231	59,077
IDACORP Inc.	1,144	48,517
Integrys Energy Group Inc.	1,800	97,524
MDU Resources Group Inc.	4,362	93,609
National Fuel Gas Co.	1,917	106,547
NextEra Energy Inc.	9,799	596,563
Northeast Utilities	4,102	147,959
NorthWestern Corp.	832	29,777
NRG Energy Inc.(a)	5,344	96,833
NSTAR	2,392	112,328
NV Energy Inc.	5,481	89,614
OGE Energy Corp.	2,272	128,845
Pepco Holdings Inc.	5,254	106,656
PG&E Corp.	9,412	387,963
Pinnacle West Capital Corp.	2,522	121,510
PNM Resources Inc.	1,810	32,996
PPL Corp.	13,410	394,522
Progress Energy Inc.	6,840	383,177
Public Service Enterprise Group Inc.	11,729	387,174
SCANA Corp.	2,664	120,040
Southern Co. (The)	19,988	925,244
TECO Energy Inc.	5,007	95,834
UIL Holdings Corp.	1,168	41,312
UniSource Energy Corp.	849	31,345
Westar Energy Inc.	2,694	77,533
Wisconsin Energy Corp.	5,330	186,337
Xcel Energy Inc.	11,230	310,397

		10,467,957
ELECTRICAL COMPONENTS & EQUIPMENT—0.48%
Acuity Brands Inc.	997	52,841
Advanced Energy Industries Inc.(a)	1,037	11,127
AMETEK Inc.	3,740	157,454
Belden Inc.	1,098	36,541
Emerson Electric Co.	17,062	794,919
Encore Wire Corp.	452	11,707
Energizer Holdings Inc.(a)	1,553	120,326
EnerSys Inc.(a)	1,049	27,243
General Cable Corp.(a)	1,203	30,087
Hubbell Inc. Class B	1,351	90,328
Littelfuse Inc.	539	23,166
Molex Inc.	3,155	75,278
Powell Industries Inc.(a)(b)	201	6,287
Vicor Corp.	456	3,630

		1,440,934
ELECTRONICS—1.39%
Agilent Technologies Inc.(a)	8,035	280,663
American Science and Engineering Inc.	210	14,303
Amphenol Corp. Class A	3,857	175,069
Analogic Corp.	288	16,508
Avnet Inc.(a)	3,448	107,198
Badger Meter Inc.	342	10,065
Bel Fuse Inc. Class B	219	4,106
Benchmark Electronics Inc.(a)(b)	1,358	18,292

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

Brady Corp. Class A	1,218	38,452
Checkpoint Systems Inc.(a)(b)	947	10,360
CTS Corp.	768	7,066
Cymer Inc.(a)	703	34,981
Daktronics Inc.	880	8,422
Electro Scientific Industries Inc.(a)(b)	558	8,080
ESCO Technologies Inc.	606	17,441
FARO Technologies Inc.(a)	391	17,986
FEI Co.(a)(b)	847	34,541
FLIR Systems Inc.	3,591	90,026
Gentex Corp.	3,322	98,298
Honeywell International Inc.	17,937	974,876
II-VI Inc.(a)(b)	1,278	23,464
Itron Inc.(a)(b)	945	33,803
Jabil Circuit Inc.	4,234	83,240
Measurement Specialties Inc.(a)	347	9,702
Methode Electronics Inc.	873	7,237
Mettler-Toledo International Inc.(a)(b)	736	108,715
National Instruments Corp.	2,152	55,844
Newport Corp.(a)(b)	862	11,732
OSI Systems Inc.(a)	462	22,536
Park Electrochemical Corp.	469	12,016
PerkinElmer Inc.	2,604	52,080
Plexus Corp.(a)(b)	808	22,123
Pulse Electronics Corp.	989	2,769
Rofin-Sinar Technologies Inc.(a)(b)	654	14,944
Rogers Corp.(a)	367	13,528
TE Connectivity Ltd.	9,806	302,123
Tech Data Corp.(a)	956	47,236
Thermo Fisher Scientific Inc.(a)	8,773	394,522
Thomas & Betts Corp.(a)	1,208	65,957
Trimble Navigation Ltd.(a)(b)	2,847	123,560
TTM Technologies Inc.(a)(b)	1,209	13,251
Tyco International Ltd.	10,714	500,451
Vishay Intertechnology Inc.(a)	3,613	32,481
Waters Corp.(a)	2,077	153,802
Watts Water Technologies Inc. Class A	682	23,331
Woodward Inc.	1,395	57,097

		4,154,277
ENERGY - ALTERNATE SOURCES—0.00%
Headwaters Inc.(a)	1,242	2,757

		2,757
ENGINEERING & CONSTRUCTION—0.23%
AECOM Technology Corp.(a)(b)	2,649	54,490
Aegion Corp.(a)(b)	893	13,699
Dycom Industries Inc.(a)	787	16,464
EMCOR Group Inc.	1,561	41,850
Exponent Inc.(a)	322	14,802
Fluor Corp.	3,950	198,487
Granite Construction Inc.	818	19,403
Jacobs Engineering Group Inc.(a)	2,956	119,954
KBR Inc.	3,492	97,322
Orion Marine Group Inc.(a)	621	4,130
Shaw Group Inc. (The)(a)(b)	1,505	40,485
URS Corp.(a)	1,849	64,937

		686,023

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

ENTERTAINMENT—0.09%
Bally Technologies Inc.(a)	1,035	40,945
DreamWorks Animation SKG Inc. Class A(a)(b)	1,637	27,166
International Game Technology	6,888	118,473
International Speedway Corp. Class A	658	16,680
Marriott Vacations Worldwide Corp.(a)(b)	617	10,588
Multimedia Games Holding Co. Inc.(a)(b)	670	5,320
Pinnacle Entertainment Inc.(a)	1,405	14,275
Scientific Games Corp. Class A(a)(b)	1,309	12,697
Shuffle Master Inc.(a)	1,250	14,650

		260,794
ENVIRONMENTAL CONTROL—0.32%
Calgon Carbon Corp.(a)	1,308	20,549
Clean Harbors Inc.(a)	1,098	69,976
Darling International Inc.(a)	2,726	36,229
Mine Safety Appliances Co.	702	23,250
Republic Services Inc.	7,306	201,280
Stericycle Inc.(a)	1,963	152,957
Tetra Tech Inc.(a)(b)	1,439	31,068
Waste Connections Inc.	2,624	86,959
Waste Management Inc.	10,645	348,198

		970,466
FOOD—2.09%
B&G Foods Inc. Class A	1,102	26,525
Cal-Maine Foods Inc.	340	12,434
Calavo Growers Inc.(b)	303	7,781
Campbell Soup Co.	4,152	138,012
ConAgra Foods Inc.	9,593	253,255
Corn Products International Inc.	1,782	93,715
Dean Foods Co.(a)	4,282	47,958
Diamond Foods Inc.(b)	508	16,393
Flowers Foods Inc.	2,636	50,031
General Mills Inc.	14,922	602,998
H.J. Heinz Co.	7,427	401,355
Hain Celestial Group Inc.(a)(b)	1,024	37,540
Hershey Co. (The)	3,543	218,887
Hormel Foods Corp.	3,225	94,460
J&J Snack Foods Corp.	339	18,062
J.M. Smucker Co. (The)	2,636	206,056
Kellogg Co.	5,739	290,221
Kraft Foods Inc. Class A	40,968	1,530,565
Kroger Co. (The)	13,805	334,357
Lancaster Colony Corp.	467	32,382
McCormick & Co. Inc. NVS	3,064	154,487
Nash-Finch Co.	271	7,935
Ralcorp Holdings Inc.(a)	1,273	108,842
Ruddick Corp.	1,134	48,354
Safeway Inc.	7,910	166,426
Sanderson Farms Inc.	436	21,857
Sara Lee Corp.	13,661	258,466
Seneca Foods Corp. Class A(a)(b)	211	5,448
Smithfield Foods Inc.(a)	3,805	92,385
Snyders-Lance Inc.	1,070	24,075
Spartan Stores Inc.	527	9,750
SUPERVALU Inc.	4,949	40,186
Sysco Corp.	13,681	401,264
Tootsie Roll Industries Inc.	577	13,658
TreeHouse Foods Inc.(a)(b)	835	54,592

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

Tyson Foods Inc. Class A	6,722	138,742
United Natural Foods Inc.(a)	1,128	45,131
Whole Foods Market Inc.	3,694	257,029

		6,261,614
FOREST PRODUCTS & PAPER—0.20%
Buckeye Technologies Inc.	895	29,929
Clearwater Paper Corp.(a)(b)	535	19,052
Deltic Timber Corp.	252	15,218
Domtar Corp.	844	67,486
International Paper Co.	10,117	299,463
KapStone Paper and Packaging Corp.(a)	918	14,450
MeadWestvaco Corp.	3,959	118,572
Neenah Paper Inc.	347	7,745
Schweitzer-Mauduit International Inc.	368	24,457
Wausau Paper Corp.	1,181	9,755

		606,127
GAS—0.49%
AGL Resources Inc.	2,707	114,398
Atmos Energy Corp.	2,080	69,368
CenterPoint Energy Inc.	9,875	198,389
Laclede Group Inc. (The)	517	20,923
New Jersey Resources Corp.	957	47,084
NiSource Inc.	6,507	154,932
Northwest Natural Gas Co.	615	29,477
Piedmont Natural Gas Co.	1,662	56,475
Questar Corp.	4,124	81,903
Sempra Energy	5,551	305,305
South Jersey Industries Inc.	689	39,142
Southern Union Co.	2,892	121,782
Southwest Gas Corp.	1,060	45,039
UGI Corp.	2,706	79,556
Vectren Corp.	1,901	57,467
WGL Holdings Inc.	1,186	52,445

		1,473,685
HAND & MACHINE TOOLS—0.18%
Franklin Electric Co. Inc.	438	19,079
Kennametal Inc.	1,872	68,365
Lincoln Electric Holdings Inc.	1,956	76,519
Regal Beloit Corp.	966	49,237
Snap-on Inc.	1,350	68,337
Stanley Black & Decker Inc.	3,906	264,046

		545,583
HEALTH CARE - PRODUCTS—1.97%
Abaxis Inc.(a)	516	14,278
Affymetrix Inc.(a)	1,679	6,867
Baxter International Inc.	13,076	647,000
Becton, Dickinson and Co.	4,999	373,525
Boston Scientific Corp.(a)	34,483	184,139
C.R. Bard Inc.	1,977	169,033
Cantel Medical Corp.	301	8,407
CareFusion Corp.(a)	5,168	131,319
CONMED Corp.(a)	656	16,840
Cooper Companies Inc. (The)	1,107	78,066
Covidien PLC	11,185	503,437
CryoLife Inc.(a)	706	3,389

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

Cyberonics Inc.(a)	592	19,832
Edwards Lifesciences Corp.(a)	2,635	186,294
Gen-Probe Inc.(a)	1,073	63,436
Greatbatch Inc.(a)	557	12,310
Haemonetics Corp.(a)	591	36,181
Hanger Orthopedic Group Inc.(a)(b)	789	14,746
Henry Schein Inc.(a)	2,100	135,303
Hill-Rom Holdings Inc.	1,459	49,154
Hologic Inc.(a)	6,084	106,531
Hospira Inc.(a)	3,810	115,710
ICU Medical Inc.(a)	291	13,095
IDEXX Laboratories Inc.(a)(b)	1,312	100,971
Integra LifeSciences Holdings Corp.(a)	472	14,552
Intuitive Surgical Inc.(a)	904	418,561
Invacare Corp.	738	11,284
Kensey Nash Corp.(a)(b)	165	3,166
Masimo Corp.(a)	1,375	25,692
Medtronic Inc.	24,473	936,092
Meridian Bioscience Inc.	948	17,860
Merit Medical Systems Inc.(a)	968	12,952
Natus Medical Inc.(a)	653	6,158
NuVasive Inc.(a)(b)	973	12,250
Palomar Medical Technologies Inc.(a)(b)	412	3,832
PSS World Medical Inc.(a)	1,220	29,512
ResMed Inc.(a)	3,391	86,131
SonoSite Inc.(a)	327	17,612
St. Jude Medical Inc.	7,429	254,815
Steris Corp.	1,369	40,824
Stryker Corp.	7,524	374,018
SurModics Inc.(a)	306	4,486
Symmetry Medical Inc.(a)	856	6,839
TECHNE Corp.	859	58,635
Teleflex Inc.	946	57,980
Thoratec Corp.(a)(b)	1,392	46,716
Varian Medical Systems Inc.(a)	2,620	175,881
West Pharmaceutical Services Inc.	776	29,449
Zimmer Holdings Inc.(a)	4,144	221,372
Zoll Medical Corp.(a)(b)	505	31,906

		5,888,438
HEALTH CARE - SERVICES—1.45%
Aetna Inc.	8,379	353,510
Air Methods Corp.(a)	262	22,126
Almost Family Inc.(a)	191	3,167
Amedisys Inc.(a)	682	7,441
AMERIGROUP Corp.(a)(b)	1,099	64,929
AmSurg Corp.(a)	711	18,514
Bio-Reference Laboratories Inc.(a)(b)	588	9,567
Centene Corp.(a)(b)	1,155	45,726
Cigna Corp.	6,605	277,410
Community Health Systems Inc.(a)	2,152	37,552
Covance Inc.(a)	1,404	64,191
Coventry Health Care Inc.(a)	3,354	101,861
DaVita Inc.(a)	2,166	164,205
Ensign Group Inc. (The)	391	9,580
Gentiva Health Services Inc.(a)	705	4,759
Health Management Associates Inc. Class A(a)	5,920	43,630
Health Net Inc.(a)	1,922	58,467
HealthSpring Inc.(a)(b)	1,565	85,355
Healthways Inc.(a)(b)	756	5,186
Humana Inc.	3,780	331,166
IPC The Hospitalist Co. Inc.(a)(b)	375	17,145

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

Kindred Healthcare Inc.(a)	1,229	14,465
Laboratory Corp. of America Holdings(a)	2,307	198,333
LHC Group Inc.(a)	351	4,503
LifePoint Hospitals Inc.(a)(b)	1,111	41,274
Lincare Holdings Inc.	2,044	52,551
Magellan Health Services Inc.(a)	645	31,908
MEDNAX Inc.(a)	1,132	81,515
Molina Healthcare Inc.(a)	680	15,184
Quest Diagnostics Inc.	3,666	212,848
Tenet Healthcare Corp.(a)	10,020	51,403
UnitedHealth Group Inc.	24,720	1,252,810
Universal Health Services Inc. Class B	2,257	87,707
WellCare Health Plans Inc.(a)	986	51,765
WellPoint Inc.	8,067	534,439

		4,356,192
HOLDING COMPANIES - DIVERSIFIED—0.05%
Apollo Investment Corp.	4,511	29,051
Leucadia National Corp.	4,578	104,104
Prospect Capital Corp.	2,528	23,485

		156,640
HOME BUILDERS—0.15%
D.R. Horton Inc.	6,418	80,931
KB Home	1,651	11,095
Lennar Corp. Class A	3,741	73,511
M.D.C. Holdings Inc.	877	15,462
M/I Homes Inc.(a)	433	4,157
Meritage Homes Corp.(a)	628	14,563
NVR Inc.(a)	115	78,890
PulteGroup Inc.(a)	7,785	49,123
Ryland Group Inc. (The)	1,024	16,138
Standard-Pacific Corp.(a)(b)	2,451	7,794
Thor Industries Inc.	1,046	28,692
Toll Brothers Inc.(a)	3,420	69,836
Winnebago Industries Inc.(a)(b)	676	4,989

		455,181
HOME FURNISHINGS—0.07%
DTS Inc.(a)(b)	387	10,542
Ethan Allen Interiors Inc.	580	13,752
Harman International Industries Inc.	1,627	61,891
La-Z-Boy Inc.(a)	1,201	14,292
Select Comfort Corp.(a)	1,279	27,741
Universal Electronics Inc.(a)	344	5,803
VOXX International Corp.(a)(b)	446	3,769
Whirlpool Corp.	1,773	84,129

		221,919
HOUSEHOLD PRODUCTS & WARES—0.43%
American Greetings Corp. Class A	933	11,672
Avery Dennison Corp.	2,443	70,065
Blyth Inc.	116	6,589
Central Garden & Pet Co. Class A(a)	809	6,731
Church & Dwight Co. Inc.	3,319	151,877
Clorox Co. (The)	3,043	202,542
Helen of Troy Ltd.(a)(b)	720	22,104
Kimberly-Clark Corp.	9,139	672,265
Prestige Brands Holdings Inc.(a)(b)	1,152	12,983

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

Scotts Miracle-Gro Co. (The) Class A(b)	977	45,616
Standard Register Co. (The)(b)	340	792
Tupperware Brands Corp.	1,328	74,328
WD-40 Co.	375	15,154

		1,292,718
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	6,764	109,238
Toro Co. (The)	712	43,190

		152,428
INSURANCE—3.60%
ACE Ltd.	7,811	547,707
Aflac Inc.	10,826	468,333
Allstate Corp. (The)	11,678	320,094
American Financial Group Inc.	1,820	67,140
American International Group Inc.(a)	10,132	235,062
Amerisafe Inc.(a)(b)	412	9,579
Aon Corp.	7,490	350,532
Arthur J. Gallagher & Co.	2,614	87,412
Aspen Insurance Holdings Ltd.	1,633	43,275
Assurant Inc.	2,113	86,760
Berkshire Hathaway Inc. Class B(a)	40,766	3,110,446
Brown & Brown Inc.	2,693	60,943
Chubb Corp. (The)	6,442	445,915
Cincinnati Financial Corp.	3,765	114,682
Delphi Financial Group Inc. Class A	1,269	56,217
eHealth Inc.(a)(b)	492	7,232
Employers Holdings Inc.	613	11,089
Everest Re Group Ltd.	1,261	106,038
Fidelity National Financial Inc. Class A	5,155	82,119
First American Financial Corp.	2,431	30,801
Genworth Financial Inc. Class A(a)	11,403	74,690
Hanover Insurance Group Inc. (The)	1,050	36,698
Hartford Financial Services Group Inc. (The)	10,314	167,603
HCC Insurance Holdings Inc.	2,665	73,288
Horace Mann Educators Corp.	920	12,613
Infinity Property and Casualty Corp.	285	16,171
Kemper Corp.	1,173	34,263
Lincoln National Corp.	6,984	135,629
Loews Corp.	7,112	267,767
Marsh & McLennan Companies Inc.	12,476	394,491
Meadowbrook Insurance Group Inc.	1,211	12,933
Mercury General Corp.	809	36,907
MetLife Inc.	24,526	764,721
Navigators Group Inc. (The)(a)	261	12,444
Old Republic International Corp.	5,894	54,637
Presidential Life Corp.	517	5,165
Principal Financial Group Inc.	7,102	174,709
ProAssurance Corp.	705	56,273
Progressive Corp. (The)	14,363	280,222
Protective Life Corp.	1,942	43,812
Prudential Financial Inc.	10,946	548,614
Reinsurance Group of America Inc.	1,721	89,922
RLI Corp.	382	27,833
Safety Insurance Group Inc.	353	14,289
Selective Insurance Group Inc.	1,247	22,109
StanCorp Financial Group Inc.	1,020	37,485
Stewart Information Services Corp.	415	4,793
Torchmark Corp.	2,369	102,791
Tower Group Inc.	942	19,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

Transatlantic Holdings Inc.	1,317	72,079
Travelers Companies Inc. (The)	9,573	566,434
United Fire & Casualty Co.	500	10,090
Unum Group	6,802	143,318
W.R. Berkley Corp.	2,542	87,419
XL Group PLC	7,457	147,425

		10,790,013
INTERNET—2.82%
Amazon.com Inc.(a)	8,436	1,460,272
AOL Inc.(a)	2,260	34,126
Blue Coat Systems Inc.(a)(b)	962	24,483
Blue Nile Inc.(a)(b)	332	13,572
comScore Inc.(a)(b)	736	15,603
DealerTrack Holdings Inc.(a)	950	25,897
Digital River Inc.(a)	928	13,939
eBay Inc.(a)	26,643	808,082
Equinix Inc.(a)(b)	1,092	110,729
eResearchTechnology Inc.(a)(b)	1,030	4,831
Expedia Inc.	2,202	63,902
F5 Networks Inc.(a)	1,840	195,261
Google Inc. Class A(a)	5,858	3,783,682
InfoSpace Inc.(a)	857	9,418
Liquidity Services Inc.(a)	472	17,417
Netflix Inc.(a)	1,280	88,691
NutriSystem Inc.	668	8,637
PCTEL Inc.	381	2,606
Perficient Inc.(a)(b)	729	7,297
Priceline.com Inc.(a)	1,155	540,205
Rackspace Hosting Inc.(a)(b)	2,383	102,493
Sourcefire Inc.(a)	670	21,695
Stamps.com Inc.(a)	289	7,552
Symantec Corp.(a)	17,160	268,554
TIBCO Software Inc.(a)	3,773	90,213
TripAdvisor Inc.(a)(b)	2,202	55,512
United Online Inc.	2,003	10,896
ValueClick Inc.(a)(b)	1,936	31,538
VeriSign Inc.	3,699	132,128
Websense Inc.(a)(b)	904	16,932
XO Group Inc.(a)	733	6,113
Yahoo! Inc.(a)	28,734	463,479

		8,435,755
IRON & STEEL—0.32%
AK Steel Holding Corp.	2,549	21,055
Allegheny Technologies Inc.	2,467	117,923
Carpenter Technology Corp.	1,027	52,870
Cliffs Natural Resources Inc.	3,330	207,625
Commercial Metals Co.	2,667	36,885
Nucor Corp.	7,332	290,127
Reliance Steel & Aluminum Co.	1,738	84,623
Steel Dynamics Inc.	5,086	66,881
United States Steel Corp.	3,342	88,429

		966,418
LEISURE TIME—0.26%
Arctic Cat Inc.(a)	263	5,931
Brunswick Corp.	2,054	37,095
Callaway Golf Co.	1,489	8,234
Carnival Corp.	10,465	341,578

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

Harley-Davidson Inc.	5,402	209,976
Interval Leisure Group Inc.(a)	938	12,766
Life Time Fitness Inc.(a)(b)	979	45,768
Polaris Industries Inc.	1,605	89,848
WMS Industries Inc.(a)	1,276	26,183

		777,379
LODGING—0.25%
Boyd Gaming Corp.(a)(b)	1,298	9,683
Marcus Corp.	436	5,498
Marriott International Inc. Class A	6,178	180,212
Monarch Casino & Resort Inc.(a)	246	2,507
Starwood Hotels & Resorts Worldwide Inc.	4,444	213,179
Wyndham Worldwide Corp.	3,525	133,351
Wynn Resorts Ltd.	1,831	202,307

		746,737
MACHINERY—1.37%
AGCO Corp.(a)	2,241	96,296
Albany International Corp. Class A	644	14,889
Applied Industrial Technologies Inc.	983	34,572
Astec Industries Inc.(a)	463	14,913
Briggs & Stratton Corp.	1,166	18,061
Cascade Corp.	192	9,057
Caterpillar Inc.	14,995	1,358,547
Cognex Corp.	984	35,217
Cummins Inc.	4,470	393,449
Deere & Co.	9,599	742,483
Flowserve Corp.	1,292	128,321
Gardner Denver Inc.	1,174	90,468
Gerber Scientific Inc. Escrow(a)(d)	664	7
Graco Inc.	1,404	57,410
IDEX Corp.	1,932	71,697
Intermec Inc.(a)	1,158	7,944
Intevac Inc.(a)	515	3,811
iRobot Corp.(a)(b)	617	18,417
Joy Global Inc.	2,432	182,327
Lindsay Corp.	285	15,644
Nordson Corp.	1,387	57,117
Robbins & Myers Inc.	1,064	51,657
Rockwell Automation Inc.	3,274	240,213
Roper Industries Inc.	2,227	193,460
Tennant Co.(b)	442	17,181
Terex Corp.(a)(b)	2,558	34,559
Wabtec Corp.	1,113	77,854
Xylem Inc.	4,292	110,261
Zebra Technologies Corp. Class A(a)(b)	1,168	41,791

		4,117,623
MANUFACTURING—3.15%
3M Co.	16,252	1,328,276
A.O. Smith Corp.	893	35,827
Actuant Corp. Class A	1,586	35,986
AptarGroup Inc.	1,543	80,498
AZZ Inc.	283	12,860
Barnes Group Inc.	1,119	26,979
Brink’s Co. (The)	1,078	28,977
Carlisle Companies Inc.	1,432	63,438
Ceradyne Inc.(a)(b)	577	15,452
CLARCOR Inc.	1,166	58,288

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

Cooper Industries PLC	3,680	199,272
Crane Co.	1,135	53,016
Danaher Corp.	13,211	621,445
Donaldson Co. Inc.	1,741	118,527
Dover Corp.	4,300	249,615
Eaton Corp.	7,727	336,356
EnPro Industries Inc.(a)	474	15,632
Federal Signal Corp.(a)	1,433	5,947
General Electric Co.	244,801	4,384,386
Harsco Corp.	1,880	38,690
Hillenbrand Inc.	1,465	32,699
Illinois Tool Works Inc.	11,206	523,432
Ingersoll-Rand PLC	7,212	219,750
ITT Corp.	2,146	41,482
John Bean Technologies Corp.	654	10,052
Koppers Holdings Inc.	472	16,218
Leggett & Platt Inc.	3,264	75,203
LSB Industries Inc.(a)(b)	435	12,193
Lydall Inc.(a)(b)	426	4,043
Movado Group Inc.	401	7,286
Myers Industries Inc.	829	10,230
Pall Corp.	2,650	151,447
Parker Hannifin Corp.	3,519	268,324
Pentair Inc.	2,293	76,334
SPX Corp.	1,180	71,119
Standex International Corp.	299	10,217
STR Holdings Inc.(a)(b)	955	7,860
Sturm, Ruger & Co. Inc.	437	14,622
Textron Inc.	6,445	119,168
Tredegar Corp.	533	11,843
Trinity Industries Inc.	1,865	56,062

		9,449,051
MEDIA—2.70%
AMC Networks Inc. Class A(a)	1,327	49,869
Cablevision NY Group Class A	5,193	73,844
CBS Corp. Class B NVS	15,150	411,171
Comcast Corp. Class A	63,185	1,498,116
Digital Generation Inc.(a)	649	7,736
DIRECTV Class A(a)	16,362	699,639
Discovery Communications Inc. Series A(a)	6,154	252,129
Dolan Co. (The)(a)(b)	732	6,237
E.W. Scripps Co. (The) Class A(a)(b)	742	5,943
FactSet Research Systems Inc.(b)	1,035	90,335
Gannett Co. Inc.	5,555	74,270
John Wiley & Sons Inc. Class A	1,103	48,973
McGraw-Hill Companies Inc. (The)	6,776	304,717
Meredith Corp.(b)	877	28,634
New York Times Co. (The) Class A(a)(b)	2,837	21,930
News Corp. Class A NVS	50,853	907,218
Scholastic Corp.(b)	592	17,742
Scripps Networks Interactive Inc. Class A	2,280	96,718
Time Warner Cable Inc.	7,395	470,100
Time Warner Inc.	23,210	838,809
Viacom Inc. Class B NVS	12,806	581,521
Walt Disney Co. (The)	41,659	1,562,213
Washington Post Co. (The) Class B	115	43,333

		8,091,197

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

METAL FABRICATE & HARDWARE—0.27%
A.M. Castle & Co.(a)(b)	386	3,652
CIRCOR International Inc.	404	14,265
Haynes International Inc.	278	15,179
Kaydon Corp.	739	22,539
Lawson Products Inc.	68	1,049
Mueller Industries Inc.	877	33,694
Olympic Steel Inc.	219	5,107
Precision Castparts Corp.	3,344	551,058
RTI International Metals Inc.(a)	695	16,131
Timken Co. (The)	1,949	75,446
Valmont Industries Inc.	520	47,211
Worthington Industries Inc.	1,289	21,114

		806,445
MINING—0.66%
Alcoa Inc.	24,679	213,473
AMCOL International Corp.	586	15,734
Century Aluminum Co.(a)(b)	1,305	11,105
Compass Minerals International Inc.	766	52,739
Freeport-McMoRan Copper & Gold Inc.	21,982	808,718
Kaiser Aluminum Corp.	370	16,976
Materion Corp.(a)	472	11,460
Newmont Mining Corp.	11,475	688,615
Titanium Metals Corp.	1,917	28,717
Vulcan Materials Co.	2,997	117,932

		1,965,469
OFFICE & BUSINESS EQUIPMENT—0.11%
Pitney Bowes Inc.	4,665	86,489
Xerox Corp.	32,127	255,731

		342,220
OFFICE FURNISHINGS—0.02%
Herman Miller Inc.	1,341	24,741
HNI Corp.	1,052	27,457
Interface Inc. Class A	1,312	15,141

		67,339
OIL & GAS—8.99%
Anadarko Petroleum Corp.	11,548	881,459
Apache Corp.	8,906	806,705
Approach Resources Inc.(a)(b)	622	18,293
Atwood Oceanics Inc.(a)(b)	1,305	51,926
Bill Barrett Corp.(a)(b)	1,105	37,647
Cabot Oil & Gas Corp.	2,418	183,526
Chesapeake Energy Corp.	15,290	340,814
Chevron Corp.	46,178	4,913,339
Cimarex Energy Co.	1,985	122,871
Comstock Resources Inc.(a)(b)	1,093	16,723
ConocoPhillips	30,788	2,243,521
Contango Oil & Gas Co.(a)	297	17,279
Denbury Resources Inc.(a)	9,158	138,286
Devon Energy Corp.	9,367	580,754
Diamond Offshore Drilling Inc.	1,608	88,858
Energen Corp.	1,674	83,700
EOG Resources Inc.	6,235	614,210
EQT Corp.	3,460	189,573
Exxon Mobil Corp.	111,143	9,420,481
Forest Oil Corp.(a)	2,488	33,712
GeoResources Inc.(a)(b)	472	13,834

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

Gulfport Energy Corp.(a)	1,023	30,127
Helmerich & Payne Inc.	2,485	145,025
Hess Corp.	6,897	391,750
HollyFrontier Corp.	4,872	114,005
Marathon Oil Corp.	16,306	477,277
Marathon Petroleum Corp.	8,247	274,543
Murphy Oil Corp.	4,473	249,325
Nabors Industries Ltd.(a)	6,652	115,346
Newfield Exploration Co.(a)	3,068	115,756
Noble Corp.(a)	5,840	176,485
Noble Energy Inc.	4,072	384,356
Northern Oil and Gas Inc.(a)(b)	1,455	34,891
Occidental Petroleum Corp.	18,824	1,763,809
Patterson-UTI Energy Inc.	3,615	72,228
Penn Virginia Corp.	1,056	5,586
Petroleum Development Corp.(a)(b)	543	19,065
PetroQuest Energy Inc.(a)	1,286	8,488
Pioneer Natural Resources Co.	2,828	253,049
Plains Exploration & Production Co.(a)	3,267	119,964
QEP Resources Inc.	4,102	120,189
Quicksilver Resources Inc.(a)(b)	2,802	18,801
Range Resources Corp.	3,642	225,585
Rowan Companies Inc.(a)	2,862	86,804
SM Energy Co.	1,480	108,188
Southwestern Energy Co.(a)	8,036	256,670
Stone Energy Corp.(a)(b)	1,131	29,836
Sunoco Inc.	2,499	102,509
Swift Energy Co.(a)	983	29,215
Tesoro Corp.(a)	3,319	77,532
Unit Corp.(a)(b)	962	44,637
Valero Energy Corp.	13,036	274,408

		26,922,960
OIL & GAS SERVICES—1.77%
Baker Hughes Inc.	10,122	492,334
Basic Energy Services Inc.(a)	690	13,593
Cameron International Corp.(a)	5,675	279,153
CARBO Ceramics Inc.	461	56,855
Dresser-Rand Group Inc.(a)	1,741	86,893
Dril-Quip Inc.(a)	793	52,195
Exterran Holdings Inc.(a)(b)	1,477	13,441
FMC Technologies Inc.(a)(b)	5,502	287,369
Gulf Island Fabrication Inc.	333	9,727
Halliburton Co.	21,338	736,374
Helix Energy Solutions Group Inc.(a)	2,452	38,742
Hornbeck Offshore Services Inc.(a)	783	24,289
ION Geophysical Corp.(a)(b)	2,988	18,316
Lufkin Industries Inc.	702	47,252
Matrix Service Co.(a)(b)	644	6,079
National Oilwell Varco Inc.	9,829	668,274
Oceaneering International Inc.	2,507	115,648
Oil States International Inc.(a)	1,185	90,498
OYO Geospace Corp.(a)	111	8,584
Pioneer Drilling Co.(a)	1,451	14,046
Schlumberger Ltd.	31,122	2,125,944
SEACOR Holdings Inc.(a)	499	44,391
Superior Energy Services Inc.(a)(b)	1,854	52,728
Tetra Technologies Inc.(a)(b)	1,814	16,943

		5,299,668

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

PACKAGING & CONTAINERS—0.25%
Ball Corp.	3,791	135,377
Bemis Co. Inc.	2,386	71,771
Greif Inc. Class A	705	32,113
Owens-Illinois Inc.(a)	3,816	73,954
Packaging Corp. of America	2,318	58,506
Rock-Tenn Co. Class A	1,645	94,917
Sealed Air Corp.	4,477	77,049
Silgan Holdings Inc.	1,160	44,822
Sonoco Products Co.	2,305	75,973
Temple-Inland Inc.	2,523	80,004

		744,486
PHARMACEUTICALS—6.54%
Abbott Laboratories	36,123	2,031,196
Align Technology Inc.(a)	1,574	37,343
Allergan Inc.	7,074	620,673
AmerisourceBergen Corp.	6,015	223,698
Bristol-Myers Squibb Co.	39,294	1,384,721
Cardinal Health Inc.	8,004	325,042
Catalyst Health Solutions Inc.(a)(b)	1,159	60,268
DENTSPLY International Inc.	3,279	114,732
Eli Lilly and Co.	23,626	981,897
Endo Pharmaceuticals Holdings Inc.(a)	2,691	92,920
Express Scripts Inc.(a)(b)	11,283	504,237
Forest Laboratories Inc.(a)	6,218	188,157
Hi-Tech Pharmacal Co. Inc.(a)	245	9,528
Johnson & Johnson	63,323	4,152,722
McKesson Corp.	5,695	443,697
Mead Johnson Nutrition Co. Class A	4,721	324,474
Medco Health Solutions Inc.(a)	8,979	501,926
Medicis Pharmaceutical Corp. Class A	1,473	48,977
Merck & Co. Inc.	70,675	2,664,448
Mylan Inc.(a)	9,890	212,239
Neogen Corp.(a)(b)	538	16,484
Omnicare Inc.	2,677	92,223
Par Pharmaceutical Companies Inc.(a)(b)	836	27,362
Patterson Companies Inc.	2,033	60,014
Perrigo Co.	2,152	209,390
Pfizer Inc.	178,244	3,857,200
PharMerica Corp.(a)	664	10,080
Questcor Pharmaceuticals Inc.(a)	1,451	60,333
Salix Pharmaceuticals Ltd.(a)	1,377	65,889
Savient Pharmaceuticals Inc.(a)(b)	1,690	3,769
VCA Antech Inc.(a)	2,010	39,698
ViroPharma Inc.(a)(b)	1,641	44,947
Watson Pharmaceuticals Inc.(a)	2,930	176,796

		19,587,080
PIPELINES—0.53%
El Paso Corp.	17,885	475,204
ONEOK Inc.	2,398	207,883
Spectra Energy Corp.	15,082	463,772
Williams Companies Inc. (The)	13,669	451,350

		1,598,209
REAL ESTATE—0.07%
CBRE Group Inc. Class A(a)	7,514	114,363
Forestar Group Inc.(a)(b)	796	12,043
Jones Lang LaSalle Inc.	1,008	61,750
Sovran Self Storage Inc.	640	27,309

		215,465

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

REAL ESTATE INVESTMENT TRUSTS—2.59%
Acadia Realty Trust	982	19,777
Alexandria Real Estate Equities Inc.	1,436	99,041
American Campus Communities Inc.	1,671	70,115
Apartment Investment and Management Co. Class A	2,805	64,263
AvalonBay Communities Inc.	2,200	287,320
BioMed Realty Trust Inc.	3,550	64,184
Boston Properties Inc.	3,420	340,632
BRE Properties Inc. Class A	1,736	87,633
Camden Property Trust(b)	1,650	102,696
Cedar Realty Trust Inc.	1,373	5,918
Colonial Properties Trust	2,032	42,388
Corporate Office Properties Trust(b)	1,675	35,611
Cousins Properties Inc.	2,276	14,589
DiamondRock Hospitality Co.(b)	3,866	37,268
Duke Realty Corp.	5,834	70,300
EastGroup Properties Inc.	628	27,305
Entertainment Properties Trust	1,080	47,207
Equity One Inc.	1,363	23,144
Equity Residential	6,880	392,366
Essex Property Trust Inc.	799	112,267
Extra Space Storage Inc.	2,194	53,161
Federal Realty Investment Trust	1,485	134,764
Franklin Street Properties Corp.	1,634	16,258
Getty Realty Corp.	642	8,956
HCP Inc.	9,454	391,679
Health Care REIT Inc.	4,385	239,114
Healthcare Realty Trust Inc.	1,792	33,313
Highwoods Properties Inc.	1,644	48,777
Home Properties Inc.	1,136	65,400
Hospitality Properties Trust	2,870	65,953
Host Hotels & Resorts Inc.	16,337	241,297
Inland Real Estate Corp.	1,784	13,576
Kilroy Realty Corp.(b)	1,356	51,623
Kimco Realty Corp.	9,440	153,306
Kite Realty Group Trust(b)	1,469	6,625
LaSalle Hotel Properties(b)	1,984	48,033
Lexington Realty Trust(b)	3,219	24,110
Liberty Property Trust	2,684	82,882
LTC Properties Inc.	699	21,571
Macerich Co. (The)	3,058	154,735
Mack-Cali Realty Corp.	2,010	53,647
Medical Properties Trust Inc.	2,578	25,445
Mid-America Apartment Communities Inc.	892	55,795
National Retail Properties Inc.	2,426	63,998
Omega Healthcare Investors Inc.	2,401	46,459
Parkway Properties Inc.	506	4,989
Pennsylvania Real Estate Investment Trust	1,258	13,134
Plum Creek Timber Co. Inc.(b)	3,755	137,283
Post Properties Inc.	1,179	51,546
Potlatch Corp.	926	28,808
Prologis Inc.	10,611	303,368
PS Business Parks Inc.	446	24,722
Public Storage	3,293	442,777
Rayonier Inc.(b)	2,826	126,124
Realty Income Corp.(b)	3,117	108,970
Regency Centers Corp.	2,087	78,513
Saul Centers Inc.	262	9,280

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

Senior Housing Properties Trust	3,721	83,499
Simon Property Group Inc.	6,813	878,468
SL Green Realty Corp.	2,016	134,346
Tanger Factory Outlet Centers Inc.(b)	1,997	58,552
Taubman Centers Inc.	1,344	83,462
UDR Inc.	5,082	127,558
Universal Health Realty Income Trust	280	10,920
Urstadt Biddle Properties Inc. Class A	525	9,492
Ventas Inc.	6,674	367,938
Vornado Realty Trust	4,274	328,500
Weingarten Realty Investors	2,790	60,878
Weyerhaeuser Co.	12,489	233,170

		7,750,798
RETAIL—6.47%
99 Cents Only Stores(a)	1,093	23,991
Abercrombie & Fitch Co. Class A	2,008	98,071
Advance Auto Parts Inc.	1,671	116,352
Aeropostale Inc.(a)(b)	1,882	28,700
American Eagle Outfitters Inc.	4,502	68,836
ANN INC.(a)	1,206	29,885
Ascena Retail Group Inc.(a)(b)	1,592	47,314
AutoNation Inc.(a)(b)	1,084	39,967
AutoZone Inc.(a)	650	211,230
Barnes & Noble Inc.(a)(b)	973	14,089
Bed Bath & Beyond Inc.(a)	5,552	321,849
Best Buy Co. Inc.	6,829	159,594
Big 5 Sporting Goods Corp.	549	5,732
Big Lots Inc.(a)(b)	1,524	57,546
Biglari Holdings Inc.(a)	35	12,888
BJ’s Restaurants Inc.(a)	565	25,606
Bob Evans Farms Inc.	711	23,847
Brinker International Inc.	1,900	50,844
Brown Shoe Co. Inc.	932	8,295
Buckle Inc. (The)	631	25,789
Buffalo Wild Wings Inc.(a)(b)	424	28,624
Cabela’s Inc.(a)	1,008	25,623
CarMax Inc.(a)	5,245	159,868
Casey’s General Stores Inc.	879	45,277
Cash America International Inc.	682	31,802
Cato Corp. (The) Class A	682	16,504
CEC Entertainment Inc.	440	15,158
Cheesecake Factory Inc. (The)(a)	1,294	37,979
Chico’s FAS Inc.	3,963	44,148
Children’s Place Retail Stores Inc. (The)(a)	577	30,650
Chipotle Mexican Grill Inc.(a)	726	245,199
Christopher & Banks Corp.	875	2,048
Coinstar Inc.(a)(b)	704	32,131
Coldwater Creek Inc.(a)(b)	1,434	1,692
Collective Brands Inc.(a)	1,381	19,845
Copart Inc.(a)(b)	1,222	58,522
Costco Wholesale Corp.	10,050	837,366
Cracker Barrel Old Country Store Inc.	531	26,768
CVS Caremark Corp.	30,183	1,230,863
Darden Restaurants Inc.	3,049	138,973
Dick’s Sporting Goods Inc.	2,228	82,169
DineEquity Inc.(a)(b)	367	15,491
Dollar Tree Inc.(a)	2,771	230,298
EZCORP Inc. Class A NVS(a)	1,013	26,713
Family Dollar Stores Inc.	2,732	157,527
Finish Line Inc. (The) Class A	1,231	23,740
First Cash Financial Services Inc.(a)	707	24,809

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

Foot Locker Inc.	3,523	83,988
Fred’s Inc. Class A	906	13,209
GameStop Corp. Class A(a)(b)	3,206	77,361
Gap Inc. (The)	8,036	149,068
Genesco Inc.(a)	566	34,945
Group 1 Automotive Inc.	547	28,335
Guess? Inc.	1,554	46,340
Haverty Furniture Companies Inc.	430	4,721
Hibbett Sports Inc.(a)	612	27,650
Home Depot Inc. (The)	35,747	1,502,804
Hot Topic Inc.	1,004	6,636
HSN Inc.	933	33,831
J. Crew Group Inc. Escrow(a)(d)	1,605	—
J.C. Penney Co. Inc.	3,317	116,593
Jack in the Box Inc.(a)	1,068	22,321
Jos. A. Bank Clothiers Inc.(a)	639	31,158
Kirkland’s Inc.(a)	422	5,613
Kohl’s Corp.	5,852	288,796
Limited Brands Inc.	5,729	231,165
Lithia Motors Inc. Class A	505	11,039
Liz Claiborne Inc.(a)(b)	2,184	18,848
Lowe’s Companies Inc.	29,046	737,187
Lumber Liquidators Holdings Inc.(a)(b)	661	11,673
Macy’s Inc.	9,700	312,146
MarineMax Inc.(a)(b)	538	3,508
McDonald’s Corp.	23,727	2,380,530
Men’s Wearhouse Inc. (The)	1,192	38,633
MSC Industrial Direct Co. Inc. Class A	1,046	74,841
Nordstrom Inc.	3,735	185,667
O’Charley’s Inc.(a)(b)	386	2,119
O’Reilly Automotive Inc.(a)	2,966	237,132
Office Depot Inc.(a)(b)	6,365	13,685
OfficeMax Inc.(a)	1,986	9,016
Orchard Supply Hardware Stores Corp. Class A(a)(b)	40	152
P.F. Chang’s China Bistro Inc.	507	15,671
Panera Bread Co. Class A(a)	681	96,327
Papa John’s International Inc.(a)	436	16,428
Pep Boys - Manny, Moe & Jack (The)	1,192	13,112
PetMed Express Inc.	459	4,764
PetSmart Inc.	2,602	133,457
PVH Corp.	1,567	110,458
RadioShack Corp.	2,285	22,187
Red Robin Gourmet Burgers Inc.(a)	258	7,147
Regis Corp.	1,333	22,061
Ross Stores Inc.	5,373	255,379
Ruby Tuesday Inc.(a)(b)	1,422	9,812
rue21 Inc.(a)	371	8,014
Ruth’s Hospitality Group Inc.(a)(b)	871	4,329
Saks Inc.(a)(b)	3,730	36,367
Sears Holdings Corp.(a)(b)	894	28,411
Signet Jewelers Ltd.	2,004	88,096
Sonic Automotive Inc.	832	12,322
Sonic Corp.(a)	1,399	9,415
Stage Stores Inc.	700	9,723
Staples Inc.	16,212	225,185
Starbucks Corp.	17,286	795,329
Stein Mart Inc.(a)	650	4,427
Target Corp.	15,574	797,700
Texas Roadhouse Inc.	1,441	21,471
Tiffany & Co.	2,942	194,937
TJX Companies Inc. (The)	8,746	564,554
Tractor Supply Co.	1,647	115,537
Tuesday Morning Corp.(a)(b)	1,071	3,695

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

Urban Outfitters Inc.(a)	2,543	70,085
Vitamin Shoppe Inc.(a)(b)	672	26,799
Wal-Mart Stores Inc.	40,500	2,420,280
Walgreen Co.	20,623	681,796
Wendy’s Co. (The)	7,021	37,633
Williams-Sonoma Inc.	2,427	93,439
World Fuel Services Corp.	1,653	69,393
Yum! Brands Inc.	10,679	630,168
Zale Corp.(a)	536	2,042
Zumiez Inc.(a)(b)	518	14,380

		19,373,252
SAVINGS & LOANS—0.17%
Astoria Financial Corp.	1,913	16,241
Bank Mutual Corp.	1,063	3,380
Brookline Bancorp Inc.	1,406	11,867
Dime Community Bancshares Inc.	659	8,303
First Niagara Financial Group Inc.	8,039	69,377
Hudson City Bancorp Inc.	12,215	76,344
New York Community Bancorp Inc.	10,144	125,481
Northwest Bancshares Inc.	2,364	29,408
Oritani Financial Corp.	987	12,604
People’s United Financial Inc.	8,383	107,722
Provident Financial Services Inc.	1,268	16,979
Washington Federal Inc.	2,572	35,982

		513,688
SEMICONDUCTORS—3.16%
Advanced Micro Devices Inc.(a)(b)	13,480	72,792
Altera Corp.	7,417	275,171
Analog Devices Inc.	6,925	247,776
Applied Materials Inc.	30,280	324,299
Atmel Corp.(a)(b)	10,802	87,496
ATMI Inc.(a)	749	15,002
Broadcom Corp. Class A(a)	11,238	329,948
Brooks Automation Inc.	1,525	15,662
Cabot Microelectronics Corp.(a)(b)	545	25,751
CEVA Inc.(a)	533	16,129
Cirrus Logic Inc.(a)	1,491	23,632
Cohu Inc.	582	6,606
Cree Inc.(a)	2,684	59,155
Cypress Semiconductor Corp.(a)	3,580	60,466
Diodes Inc.(a)(b)	848	18,062
DSP Group Inc.(a)(b)	577	3,006
Entropic Communications Inc.(a)	2,057	10,511
Exar Corp.(a)	1,027	6,676
Fairchild Semiconductor International Inc.(a)	2,934	35,325
First Solar Inc.(a)(b)	1,357	45,812
GT Advanced Technologies Inc.(a)(b)	2,955	21,394
Hittite Microwave Corp.(a)(b)	644	31,801
Integrated Device Technology Inc.(a)	3,421	18,679
Intel Corp.	118,073	2,863,270
International Rectifier Corp.(a)	1,614	31,344
Intersil Corp. Class A	2,887	30,140
KLA-Tencor Corp.	3,859	186,197
Kopin Corp.(a)	1,619	6,282
Kulicke and Soffa Industries Inc.(a)	1,662	15,374
Lam Research Corp.(a)	2,780	102,916
Linear Technology Corp.	5,282	158,618
LSI Corp.(a)	12,868	76,565
MEMC Electronic Materials Inc.(a)	5,375	21,178

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

Micrel Inc.	1,164	11,768
Microchip Technology Inc.	4,422	161,978
Micron Technology Inc.(a)	22,760	143,160
Microsemi Corp.(a)	1,996	33,433
MKS Instruments Inc.	1,207	33,579
Monolithic Power Systems Inc.(a)	659	9,931
Nanometrics Inc.(a)	396	7,294
Novellus Systems Inc.(a)	1,532	63,256
NVIDIA Corp.(a)	14,087	195,246
Pericom Semiconductor Corp.(a)	577	4,391
Power Integrations Inc.	682	22,615
QLogic Corp.(a)(b)	2,247	33,705
QUALCOMM Inc.	38,978	2,132,097
Rovi Corp.(a)(b)	2,570	63,171
Rubicon Technology Inc.(a)(b)	432	4,056
Rudolph Technologies Inc.(a)(b)	731	6,769
Semtech Corp.(a)(b)	1,510	37,478
Sigma Designs Inc.(a)	778	4,668
Silicon Laboratories Inc.(a)(b)	965	41,900
Skyworks Solutions Inc.(a)	4,320	70,070
Standard Microsystems Corp.(a)(b)	550	14,174
Supertex Inc.(a)	277	5,230
Teradyne Inc.(a)	4,332	59,045
Tessera Technologies Inc.(a)	1,207	20,217
Texas Instruments Inc.	26,498	771,357
TriQuint Semiconductor Inc.(a)(b)	3,795	18,482
Ultratech Inc.(a)	607	14,914
Veeco Instruments Inc.(a)	864	17,971
Volterra Semiconductor Corp.(a)(b)	570	14,598
Xilinx Inc.	6,057	194,187

		9,453,775
SHIPBUILDING—0.01%
Huntington Ingalls Industries Inc.(a)	1,139	35,628

		35,628
SOFTWARE—3.68%
ACI Worldwide Inc.(a)(b)	775	22,196
Acxiom Corp.(a)(b)	1,901	23,211
Adobe Systems Inc.(a)	11,348	320,808
Advent Software Inc.(a)(b)	752	18,319
Akamai Technologies Inc.(a)	4,159	134,252
Allscripts Healthcare Solutions Inc.(a)(b)	4,339	82,181
ANSYS Inc.(a)(b)	2,141	122,636
Autodesk Inc.(a)	5,287	160,355
Avid Technology Inc.(a)(b)	656	5,596
Blackbaud Inc.	954	26,426
BMC Software Inc.(a)	3,959	129,776
Bottomline Technologies Inc.(a)	786	18,212
Broadridge Financial Solutions Inc.	2,874	64,809
CA Inc.	8,613	174,112
Cerner Corp.(a)(b)	3,378	206,902
Citrix Systems Inc.(a)	4,314	261,946
CommVault Systems Inc.(a)	982	41,951
Computer Programs and Systems Inc.	259	13,237
Compuware Corp.(a)	5,024	41,800
Concur Technologies Inc.(a)	1,082	54,955
CSG Systems International Inc.(a)(b)	797	11,724
Digi International Inc.(a)	613	6,841
Dun & Bradstreet Corp. (The)	1,142	85,456
Ebix Inc.(b)	728	16,089

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

Electronic Arts Inc.(a)	7,733	159,300
EPIQ Systems Inc.	728	8,751
Fair Isaac Corp.	809	28,995
Fidelity National Information Services Inc.	5,644	150,074
Fiserv Inc.(a)	3,271	192,139
Informatica Corp.(a)(b)	2,474	91,365
Interactive Intelligence Group Inc.(a)(b)	325	7,449
Intuit Inc.	6,878	361,714
JDA Software Group Inc.(a)	980	31,742
ManTech International Corp. Class A	531	16,588
Microsoft Corp.	173,603	4,506,734
MicroStrategy Inc. Class A(a)	183	19,823
Monotype Imaging Holdings Inc.(a)	856	13,345
MSCI Inc. Class A(a)(b)	2,795	92,039
Omnicell Inc.(a)	767	12,671
OPNET Technologies Inc.	340	12,468
Oracle Corp.	91,240	2,340,306
Parametric Technology Corp.(a)	2,701	49,320
Progress Software Corp.(a)	1,424	27,554
Quality Systems Inc.	916	33,883
Quest Software Inc.(a)(b)	1,334	24,812
Red Hat Inc.(a)	4,457	184,029
RightNow Technologies Inc.(a)	600	25,638
Salesforce.com Inc.(a)	3,151	319,700
Solera Holdings Inc.	1,643	73,179
Synchronoss Technologies Inc.(a)(b)	627	18,942
SYNNEX Corp.(a)(b)	601	18,306
Take-Two Interactive Software Inc.(a)(b)	2,003	27,141
Taleo Corp. Class A(a)	967	37,413
THQ Inc.(a)	1,679	1,276
Tyler Technologies Inc.(a)	534	16,079
VeriFone Systems Inc.(a)	2,470	87,734

		11,034,299
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)(b)	849	14,815

		14,815
TELECOMMUNICATIONS—4.26%
ADTRAN Inc.	1,496	45,119
American Tower Corp. Class A	9,115	546,991
Anixter International Inc.(a)	640	38,170
ARRIS Group Inc.(a)	2,736	29,604
AT&T Inc.	137,411	4,155,309
Atlantic Tele-Network Inc.	208	8,122
Black Box Corp.	405	11,356
Cbeyond Inc.(a)	722	5,783
CenturyLink Inc.	14,323	532,816
Ciena Corp.(a)(b)	2,261	27,358
Cincinnati Bell Inc.(a)	4,518	13,690
Cisco Systems Inc.	124,656	2,253,780
Comtech Telecommunications Corp.	431	12,335
Corning Inc.	36,446	473,069
Frontier Communications Corp.	23,004	118,471
General Communication Inc. Class A(a)(b)	801	7,842
Harmonic Inc.(a)	2,737	13,794
Harris Corp.	2,691	96,984
JDS Uniphase Corp.(a)	5,300	55,332
Juniper Networks Inc.(a)	12,190	248,798
LogMeIn Inc.(a)	482	18,581
Lumos Networks Corp.	339	5,200

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

MetroPCS Communications Inc.(a)	6,772	58,781
Motorola Mobility Holdings Inc.(a)	6,091	236,331
Motorola Solutions Inc.	6,634	307,088
NETGEAR Inc.(a)	879	29,508
NeuStar Inc. Class A(a)	1,526	52,143
Neutral Tandem Inc.(a)(b)	750	8,018
Novatel Wireless Inc.(a)	734	2,297
NTELOS Holdings Corp.	339	6,909
Oplink Communications Inc.(a)	481	7,922
Plantronics Inc.	999	35,604
Polycom Inc.(a)	4,105	66,912
RF Micro Devices Inc.(a)	6,397	34,544
Sprint Nextel Corp.(a)	69,560	162,770
Symmetricom Inc.(a)	997	5,374
Tekelec(a)	1,383	15,116
Telephone and Data Systems Inc.	2,141	55,430
Tellabs Inc.	8,394	33,912
tw telecom inc.(a)(b)	3,482	67,481
USA Mobility Inc.	492	6,824
Verizon Communications Inc.	65,648	2,633,798
ViaSat Inc.(a)(b)	984	45,382
Windstream Corp.	13,623	159,934

		12,750,582
TEXTILES—0.07%
Cintas Corp.	2,572	89,531
G&K Services Inc. Class A	433	12,605
Mohawk Industries Inc.(a)	1,325	79,301
UniFirst Corp.	361	20,483

		201,920
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	2,697	86,007
JAKKS Pacific Inc.	615	8,678
Mattel Inc.	7,837	217,555

		312,240
TRANSPORTATION—1.95%
Alexander & Baldwin Inc.	972	39,677
Arkansas Best Corp.	585	11,273
Bristow Group Inc.	847	40,139
C.H. Robinson Worldwide Inc.	3,808	265,722
Con-way Inc.	1,282	37,383
CSX Corp.	24,347	512,748
Expeditors International of Washington Inc.	4,910	201,114
FedEx Corp.	7,357	614,383
Forward Air Corp.	682	21,858
Heartland Express Inc.	1,377	19,677
Hub Group Inc. Class A(a)(b)	868	28,149
J.B. Hunt Transport Services Inc.	2,081	93,791
Kansas City Southern Industries Inc.(a)	2,548	173,290
Kirby Corp.(a)(b)	1,293	85,131
Knight Transportation Inc.	1,359	21,255
Landstar System Inc.	1,103	52,856
Norfolk Southern Corp.	7,795	567,944
Old Dominion Freight Line Inc.(a)(b)	1,087	44,056
Overseas Shipholding Group Inc.(b)	607	6,635
Ryder System Inc.	1,188	63,130
Tidewater Inc.(b)	1,197	59,012
Union Pacific Corp.	11,202	1,186,740
United Parcel Service Inc. Class B	22,377	1,637,773
UTi Worldwide Inc.	2,398	31,869
Werner Enterprises Inc.	1,024	24,678

		5,840,283

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

TRUCKING & LEASING—0.02%
GATX Corp.	1,073	46,847

		46,847
WATER—0.03%
American States Water Co.	441	15,391
Aqua America Inc.	3,215	70,891

		86,282

TOTAL COMMON STOCKS
(Cost: $299,750,440)		298,892,610

PREFERRED STOCKS—0.00%

RETAIL—0.00%
Orchard Supply Hardware Stores Corp. Series A(b)	40	152

		152

TOTAL PREFERRED STOCKS
(Cost: $312)		152

SHORT-TERM INVESTMENTS—1.86%

MONEY MARKET FUNDS—1.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(e)(f)	4,829,828	4,829,828
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(e)(f)	421,892	421,892
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(e)	310,257	310,257

		5,561,977

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,561,977)		5,561,977

TOTAL INVESTMENTS IN SECURITIES—101.63%
(Cost: $305,312,729)		304,454,739
Other Assets, Less Liabilities—(1.63)%		(4,870,535)

NET ASSETS—100.00%		$299,584,204

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2011

(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.15%
Interpublic Group of Companies Inc. (The)	1,065,098	$10,363,404
Omnicom Group Inc.	633,697	28,250,212

		38,613,616
AEROSPACE & DEFENSE—2.00%
Boeing Co. (The)	1,708,748	125,336,666
General Dynamics Corp.	819,479	54,421,600
Goodrich Corp.	287,634	35,580,326
L-3 Communications Holdings Inc.	229,080	15,275,054
Lockheed Martin Corp.	610,679	49,403,931
Northrop Grumman Corp.	600,159	35,097,298
Raytheon Co.	794,982	38,461,229
Rockwell Collins Inc.	347,639	19,248,772
United Technologies Corp.	2,083,130	152,255,972

		525,080,848
AGRICULTURE—2.16%
Altria Group Inc.	4,727,825	140,180,011
Archer-Daniels-Midland Co.	1,534,316	43,881,438
Lorillard Inc.	310,124	35,354,136
Philip Morris International Inc.	3,993,248	313,390,103
Reynolds American Inc.	776,600	32,166,772

		564,972,460
AIRLINES—0.06%
Southwest Airlines Co.	1,786,421	15,291,764

		15,291,764
APPAREL—0.64%
Coach Inc.	670,312	40,915,845
Nike Inc. Class B	853,022	82,205,730
Ralph Lauren Corp.	148,154	20,457,104
VF Corp.	200,274	25,432,795

		169,011,474
AUTO MANUFACTURERS—0.48%
Ford Motor Co.(a)	8,737,735	94,018,029
PACCAR Inc.	822,837	30,831,702

		124,849,731
AUTO PARTS & EQUIPMENT—0.28%
BorgWarner Inc.(a)	253,000	16,126,220
Goodyear Tire & Rubber Co. (The)(a)(b)	561,406	7,955,123
Johnson Controls Inc.	1,566,057	48,954,942

		73,036,285
BANKS—6.17%
Bank of America Corp.	23,303,140	129,565,458
Bank of New York Mellon Corp. (The)	2,790,408	55,557,023

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2011

BB&T Corp.	1,601,260	40,303,714
Capital One Financial Corp.	1,055,852	44,651,981
Citigroup Inc.	6,721,659	176,846,848
Comerica Inc.	456,478	11,777,132
Fifth Third Bancorp	2,112,809	26,874,931
First Horizon National Corp.	606,180	4,849,440
Goldman Sachs Group Inc. (The)	1,131,885	102,356,361
Huntington Bancshares Inc.	1,983,030	10,886,835
JPMorgan Chase & Co.	8,735,533	290,456,472
KeyCorp	2,186,923	16,817,438
M&T Bank Corp.	288,577	22,029,968
Morgan Stanley	3,415,567	51,677,529
Northern Trust Corp.	553,604	21,955,935
PNC Financial Services Group Inc. (The)(c)	1,210,157	69,789,754
Regions Financial Corp.	2,888,161	12,419,092
State Street Corp.	1,132,476	45,650,108
SunTrust Banks Inc.	1,233,577	21,834,313
U.S. Bancorp	4,387,584	118,684,147
Wells Fargo & Co.	12,123,596	334,126,306
Zions Bancorp	422,893	6,884,698

		1,615,995,483
BEVERAGES—2.68%
Beam Inc.	356,995	18,288,854
Brown-Forman Corp. Class B NVS	231,710	18,654,972
Coca-Cola Co. (The)	5,221,443	365,344,367
Coca-Cola Enterprises Inc.	716,765	18,478,202
Constellation Brands Inc. Class A(a)	403,085	8,331,767
Dr Pepper Snapple Group Inc.	492,471	19,442,755
Molson Coors Brewing Co. Class B NVS	361,537	15,741,321
PepsiCo Inc.	3,594,252	238,478,620

		702,760,858
BIOTECHNOLOGY—1.28%
Amgen Inc.	1,823,738	117,102,217
Biogen Idec Inc.(a)	558,858	61,502,323
Celgene Corp.(a)(b)	1,021,148	69,029,605
Gilead Sciences Inc.(a)	1,727,781	70,718,076
Life Technologies Corp.(a)(b)	409,081	15,917,342

		334,269,563
BUILDING MATERIALS—0.03%
Masco Corp.	820,648	8,600,391

		8,600,391
CHEMICALS—2.23%
Air Products and Chemicals Inc.	483,423	41,182,805
Airgas Inc.	157,773	12,318,916
CF Industries Holdings Inc.	150,206	21,776,866
Dow Chemical Co. (The)	2,718,011	78,169,996
E.I. du Pont de Nemours and Co.	2,124,283	97,249,676
Eastman Chemical Co.	317,767	12,411,979
Ecolab Inc.	689,432	39,856,064
FMC Corp.	161,498	13,895,288
International Flavors & Fragrances Inc.	185,395	9,718,406
Monsanto Co.	1,231,190	86,269,483
Mosaic Co. (The)	683,921	34,490,136
PPG Industries Inc.	354,711	29,614,822
Praxair Inc.	689,457	73,702,953
Sherwin-Williams Co. (The)	197,777	17,655,553
Sigma-Aldrich Corp.	276,644	17,279,184

		7585,592,127

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2011

COAL—0.19%
Alpha Natural Resources Inc.(a)	507,693	10,372,168
CONSOL Energy Inc.	521,054	19,122,682
Peabody Energy Corp.	622,248	20,602,631

		50,097,481
COMMERCIAL SERVICES—1.64%
Apollo Group Inc. Class A(a)(b)	268,331	14,454,991
Automatic Data Processing Inc.	1,124,344	60,725,819
DeVry Inc.	138,664	5,333,017
Equifax Inc.	278,102	10,773,671
H&R Block Inc.	676,347	11,044,747
Iron Mountain Inc.	425,582	13,107,926
MasterCard Inc. Class A	245,138	91,392,349
Moody’s Corp.	448,278	15,098,003
Paychex Inc.	740,870	22,307,596
Quanta Services Inc.(a)(b)	482,709	10,397,552
R.R. Donnelley & Sons Co.(b)	431,097	6,220,730
Robert Half International Inc.	328,483	9,348,626
SAIC Inc.(a)(b)	634,819	7,801,926
Total System Services Inc.	371,005	7,256,858
Visa Inc. Class A	1,169,267	118,715,678
Western Union Co.	1,422,211	25,969,573

		429,949,062
COMPUTERS—7.11%
Accenture PLC Class A(b)	1,473,967	78,459,264
Apple Inc.(a)	2,136,626	865,333,530
Cognizant Technology Solutions Corp. Class A(a)(b)	693,943	44,627,474
Computer Sciences Corp.	356,012	8,437,484
Dell Inc.(a)(b)	3,514,276	51,413,858
EMC Corp.(a)(b)	4,690,106	101,024,883
Hewlett-Packard Co.	4,568,215	117,677,218
International Business Machines Corp.	2,709,561	498,234,077
Lexmark International Inc. Class A(b)	164,564	5,442,132
NetApp Inc.(a)(b)	823,731	29,876,723
SanDisk Corp.(a)	551,980	27,162,936
Teradata Corp.(a)(b)	384,078	18,631,624
Western Digital Corp.(a)	536,761	16,612,753

		1,862,933,956
COSMETICS & PERSONAL CARE—2.18%
Avon Products Inc.	988,875	17,275,646
Colgate-Palmolive Co.	1,112,771	102,808,913
Estee Lauder Companies Inc. (The) Class A	256,576	28,818,616
Procter & Gamble Co. (The)	6,325,117	421,948,555

		570,851,730
DISTRIBUTION & WHOLESALE—0.30%
Fastenal Co.(b)	678,095	29,571,723
Genuine Parts Co.	357,336	21,868,963
W.W. Grainger Inc.	139,395	26,093,350

		77,534,036

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2011

DIVERSIFIED FINANCIAL SERVICES—1.64%
American Express Co.	2,323,219	109,586,240
Ameriprise Financial Inc.	519,728	25,799,298
BlackRock Inc.(c)	230,110	41,014,807
Charles Schwab Corp. (The)	2,479,643	27,920,780
CME Group Inc.	152,503	37,160,406
Discover Financial Services	1,262,538	30,300,912
E*TRADE Financial Corp.(a)	582,969	4,640,433
Federated Investors Inc. Class B	213,392	3,232,889
Franklin Resources Inc.	334,336	32,116,316
IntercontinentalExchange Inc.(a)(b)	166,896	20,119,313
Invesco Ltd.	1,036,014	20,813,521
Legg Mason Inc.	285,150	6,857,858
NASDAQ OMX Group Inc. (The)(a)	292,682	7,173,636
NYSE Euronext Inc.	601,202	15,691,372
SLM Corp.	1,168,721	15,660,861
T. Rowe Price Group Inc.	580,323	33,049,395

		431,138,037
ELECTRIC—3.49%
AES Corp. (The)(a)	1,480,612	17,530,446
Ameren Corp.	556,305	18,430,385
American Electric Power Co. Inc.	1,111,647	45,922,138
CMS Energy Corp.	577,593	12,753,253
Consolidated Edison Inc.	672,793	41,733,350
Constellation Energy Group Inc.	462,880	18,362,450
Dominion Resources Inc.	1,310,211	69,546,000
DTE Energy Co.	388,804	21,170,378
Duke Energy Corp.	3,065,685	67,445,070
Edison International	748,400	30,983,760
Entergy Corp.	404,543	29,551,866
Exelon Corp.	1,525,157	66,146,059
FirstEnergy Corp.	960,623	42,555,599
Integrys Energy Group Inc.	178,972	9,696,703
NextEra Energy Inc.	972,165	59,185,405
Northeast Utilities	405,939	14,642,220
NRG Energy Inc.(a)	531,307	9,627,283
Pepco Holdings Inc.	519,998	10,555,959
PG&E Corp.	932,301	38,429,447
Pinnacle West Capital Corp.	250,448	12,066,585
PPL Corp.	1,328,345	39,079,910
Progress Energy Inc.	677,621	37,960,328
Public Service Enterprise Group Inc.	1,162,063	38,359,700
SCANA Corp.(b)	266,392	12,003,623
Southern Co. (The)	1,981,866	91,740,577
TECO Energy Inc.	495,518	9,484,214
Wisconsin Energy Corp.	531,280	18,573,549
Xcel Energy Inc.	1,113,962	30,789,910

		914,326,167
ELECTRICAL COMPONENTS & EQUIPMENT—0.33%
Emerson Electric Co.	1,692,104	78,835,126
Molex Inc.	314,041	7,493,018

		86,328,144
ELECTRONICS—1.14%
Agilent Technologies Inc.(a)	797,575	27,859,295
Amphenol Corp. Class A	380,531	17,272,302
FLIR Systems Inc.	360,315	9,033,097

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2011

Honeywell International Inc.	1,778,442	96,658,323
Jabil Circuit Inc.	423,242	8,320,938
PerkinElmer Inc.	259,894	5,197,880
TE Connectivity Ltd.	974,985	30,039,288
Thermo Fisher Scientific Inc.(a)	868,898	39,074,343
Tyco International Ltd.	1,063,277	49,665,669
Waters Corp.(a)(b)	205,613	15,225,642

		298,346,777
ENGINEERING & CONSTRUCTION—0.12%
Fluor Corp.	389,757	19,585,289
Jacobs Engineering Group Inc.(a)	295,891	12,007,257

		31,592,546
ENTERTAINMENT—0.04%
International Game Technology	684,801	11,778,577

		11,778,577
ENVIRONMENTAL CONTROL—0.27%
Republic Services Inc.	723,181	19,923,636
Stericycle Inc.(a)(b)	195,304	15,218,088
Waste Management Inc.	1,057,376	34,586,769

		69,728,493
FOOD—2.09%
Campbell Soup Co.	412,014	13,695,345
ConAgra Foods Inc.	952,140	25,136,496
Dean Foods Co.(a)(b)	422,139	4,727,957
General Mills Inc.	1,480,432	59,824,257
H.J. Heinz Co.	735,571	39,750,257
Hershey Co. (The)	351,659	21,725,493
Hormel Foods Corp.	319,123	9,347,113
J.M. Smucker Co. (The)	261,512	20,442,393
Kellogg Co.	569,243	28,786,618
Kraft Foods Inc. Class A	4,061,827	151,749,857
Kroger Co. (The)	1,371,655	33,221,484
McCormick & Co. Inc. NVS	304,356	15,345,630
Safeway Inc.(b)	780,223	16,415,892
Sara Lee Corp.	1,356,988	25,674,213
SUPERVALU Inc.	487,831	3,961,188
Sysco Corp.	1,354,989	39,741,827
Tyson Foods Inc. Class A	669,831	13,825,312
Whole Foods Market Inc.	366,969	25,533,703

		548,905,035
FOREST PRODUCTS & PAPER—0.16%
International Paper Co.	1,003,982	29,717,867
MeadWestvaco Corp.	391,840	11,735,608

		41,453,475
GAS—0.29%
AGL Resources Inc.	267,874	11,320,355
CenterPoint Energy Inc.	978,452	19,657,101
NiSource Inc.	644,787	15,352,378
Sempra Energy	550,502	30,277,610

		76,607,444

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2011

HAND & MACHINE TOOLS—0.13%
Snap-on Inc.	133,628	6,764,249
Stanley Black & Decker Inc.	387,978	26,227,313

		32,991,562
HEALTH CARE - PRODUCTS—1.77%
Baxter International Inc.	1,297,166	64,183,774
Becton, Dickinson and Co.	493,606	36,882,240
Boston Scientific Corp.(a)	3,402,526	18,169,489
C.R. Bard Inc.	197,058	16,848,459
CareFusion Corp.(a)	518,655	13,179,024
Covidien PLC	1,110,336	49,976,223
Edwards Lifesciences Corp.(a)(b)	261,887	18,515,411
Hospira Inc.(a)(b)	378,278	11,488,303
Intuitive Surgical Inc.(a)(b)	89,574	41,473,658
Medtronic Inc.	2,426,624	92,818,368
St. Jude Medical Inc.	732,751	25,133,359
Stryker Corp.	747,151	37,140,876
Varian Medical Systems Inc.(a)(b)	258,456	17,350,151
Zimmer Holdings Inc.(a)	411,600	21,987,672

		465,147,007
HEALTH CARE - SERVICES—1.32%
Aetna Inc.	832,200	35,110,518
Cigna Corp.	655,732	27,540,744
Coventry Health Care Inc.(a)	333,286	10,121,896
DaVita Inc.(a)	214,582	16,267,461
Humana Inc.	375,567	32,903,425
Laboratory Corp. of America Holdings(a)(b)	227,656	19,571,586
Quest Diagnostics Inc.	362,397	21,040,770
Tenet Healthcare Corp.(a)(b)	994,587	5,102,231
UnitedHealth Group Inc.	2,450,873	124,210,244
WellPoint Inc.	800,507	53,033,589

		344,902,464
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.	454,530	10,336,012

		10,336,012
HOME BUILDERS—0.08%
D.R. Horton Inc.	638,139	8,046,933
Lennar Corp. Class A	369,572	7,262,090
PulteGroup Inc.(a)(b)	774,514	4,887,183

		20,196,206
HOME FURNISHINGS—0.05%
Harman International Industries Inc.	160,252	6,095,986
Whirlpool Corp.	175,476	8,326,336

		14,422,322
HOUSEHOLD PRODUCTS & WARES—0.36%
Avery Dennison Corp.	243,143	6,973,341
Clorox Co. (The)	303,012	20,168,479
Kimberly-Clark Corp.	906,559	66,686,480

		93,828,300

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2011

HOUSEWARES—0.04%
Newell Rubbermaid Inc.	668,505	10,796,356

		10,796,356
INSURANCE—3.57%
ACE Ltd.	775,083	54,348,820
Aflac Inc.	1,072,188	46,382,853
Allstate Corp. (The)	1,160,804	31,817,638
American International Group Inc.(a)	1,003,425	23,279,460
Aon Corp.	742,601	34,753,727
Assurant Inc.	212,744	8,735,269
Berkshire Hathaway Inc. Class B(a)	4,041,707	308,382,244
Chubb Corp. (The)	638,721	44,212,268
Cincinnati Financial Corp.	374,358	11,402,945
Genworth Financial Inc. Class A(a)	1,126,692	7,379,832
Hartford Financial Services Group Inc. (The)	1,023,071	16,624,904
Lincoln National Corp.	696,635	13,528,652
Loews Corp.	701,432	26,408,915
Marsh & McLennan Companies Inc.	1,235,695	39,072,676
MetLife Inc.	2,432,480	75,844,726
Principal Financial Group Inc.	700,719	17,237,687
Progressive Corp. (The)	1,416,609	27,638,041
Prudential Financial Inc.	1,086,165	54,438,590
Torchmark Corp.	235,441	10,215,785
Travelers Companies Inc. (The)	949,798	56,199,548
Unum Group	670,420	14,125,749
XL Group PLC	735,215	14,535,200

		936,565,529
INTERNET—2.97%
Amazon.com Inc.(a)	836,401	144,781,013
eBay Inc.(a)	2,642,217	80,138,442
Expedia Inc.	217,895	6,323,313
F5 Networks Inc.(a)(b)	182,591	19,376,557
Google Inc. Class A(a)	580,786	375,129,677
Netflix Inc.(a)(b)	126,951	8,796,435
Priceline.com Inc.(a)(b)	114,565	53,583,196
Symantec Corp.(a)	1,693,317	26,500,411
TripAdvisor Inc.(a)(b)	218,155	5,499,688
VeriSign Inc.	367,406	13,123,742
Yahoo! Inc.(a)	2,848,899	45,952,741

		779,205,215
IRON & STEEL—0.27%
Allegheny Technologies Inc.	243,939	11,660,284
Cliffs Natural Resources Inc.	328,522	20,483,347
Nucor Corp.	727,485	28,786,581
United States Steel Corp.(b)	330,667	8,749,449

		69,679,661
LEISURE TIME—0.21%
Carnival Corp.	1,039,432	33,927,060
Harley-Davidson Inc.	533,794	20,748,573

		54,675,633

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2011

LODGING—0.28%
Marriott International Inc. Class A	615,644	17,958,336
Starwood Hotels & Resorts Worldwide Inc.	441,436	21,175,685
Wyndham Worldwide Corp.	352,311	13,327,925
Wynn Resorts Ltd.	181,925	20,100,893

		72,562,839
MACHINERY—1.27%
Caterpillar Inc.	1,486,621	134,687,863
Cummins Inc.	442,980	38,991,100
Deere & Co.	952,032	73,639,675
Flowserve Corp.	127,813	12,694,387
Joy Global Inc.	241,430	18,100,007
Rockwell Automation Inc.	325,993	23,918,106
Roper Industries Inc.	221,623	19,252,390
Xylem Inc.	424,760	10,912,084

		332,195,612
MANUFACTURING—3.21%
3M Co.	1,611,289	131,690,650
Cooper Industries PLC(b)	363,185	19,666,468
Danaher Corp.	1,310,599	61,650,577
Dover Corp.	425,822	24,718,967
Eaton Corp.	767,664	33,416,414
General Electric Co.	24,270,685	434,687,968
Illinois Tool Works Inc.	1,112,007	51,941,847
Ingersoll-Rand PLC(b)	717,120	21,850,647
Leggett & Platt Inc.	321,353	7,403,973
Pall Corp.	264,536	15,118,232
Parker Hannifin Corp.	347,036	26,461,495
Textron Inc.	642,394	11,877,865

		840,485,103
MEDIA—2.96%
Cablevision NY Group Class A	506,522	7,202,743
CBS Corp. Class B NVS	1,503,171	40,796,061
Comcast Corp. Class A	6,264,530	148,532,006
DIRECTV Class A(a)	1,622,977	69,398,497
Discovery Communications Inc. Series A(a)(b)	607,060	24,871,248
Gannett Co. Inc.	545,334	7,291,116
McGraw-Hill Companies Inc. (The)	673,952	30,307,621
News Corp. Class A NVS	5,042,613	89,960,216
Scripps Networks Interactive Inc. Class A	224,655	9,529,865
Time Warner Cable Inc.	734,583	46,697,441
Time Warner Inc.	2,301,670	83,182,354
Viacom Inc. Class B NVS	1,270,596	57,697,764
Walt Disney Co. (The)	4,130,249	154,884,338
Washington Post Co. (The) Class B(b)	11,243	4,236,475

		774,587,745
METAL FABRICATE & HARDWARE—0.21%
Precision Castparts Corp.	331,808	54,678,640

		54,678,640
MINING—0.70%
Alcoa Inc.	2,444,867	21,148,100

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2011

Freeport-McMoRan Copper & Gold Inc.	2,179,965	80,200,912
Newmont Mining Corp.	1,138,202	68,303,502
Titanium Metals Corp.	192,066	2,877,149
Vulcan Materials Co.(b)	296,817	11,679,749

		184,209,412
OFFICE & BUSINESS EQUIPMENT—0.13%
Pitney Bowes Inc.(b)	461,119	8,549,146
Xerox Corp.	3,186,180	25,361,993

		33,911,139
OIL & GAS—9.80%
Anadarko Petroleum Corp.	1,145,086	87,404,414
Apache Corp.	883,256	80,005,328
Cabot Oil & Gas Corp.	240,049	18,219,719
Chesapeake Energy Corp.	1,514,330	33,754,416
Chevron Corp.	4,578,286	487,129,630
ConocoPhillips	3,052,459	222,432,687
Denbury Resources Inc.(a)	910,979	13,755,783
Devon Energy Corp.	929,351	57,619,762
Diamond Offshore Drilling Inc.	159,595	8,819,220
EOG Resources Inc.	618,564	60,934,740
EQT Corp.	343,294	18,809,078
Exxon Mobil Corp.	11,019,143	933,982,561
Helmerich & Payne Inc.	245,709	14,339,577
Hess Corp.	684,527	38,881,134
Marathon Oil Corp.	1,619,880	47,413,888
Marathon Petroleum Corp.	818,950	27,262,845
Murphy Oil Corp.	444,544	24,778,883
Nabors Industries Ltd.(a)	659,699	11,439,181
Newfield Exploration Co.(a)(b)	306,109	11,549,493
Noble Corp.(a)	579,806	17,521,737
Noble Energy Inc.	403,251	38,062,862
Occidental Petroleum Corp.	1,866,318	174,873,997
Pioneer Natural Resources Co.	281,127	25,155,244
QEP Resources Inc.	405,544	11,882,439
Range Resources Corp.	359,326	22,256,652
Rowan Companies Inc.(a)	288,660	8,755,058
Southwestern Energy Co.(a)	797,961	25,486,874
Sunoco Inc.	246,516	10,112,086
Tesoro Corp.(a)(b)	325,678	7,607,838
Valero Energy Corp.	1,285,731	27,064,638

		2,567,311,764
OIL & GAS SERVICES—1.74%
Baker Hughes Inc.	1,004,614	48,864,425
Cameron International Corp.(a)(b)	563,236	27,705,579
FMC Technologies Inc.(a)(b)	547,350	28,588,090
Halliburton Co.	2,116,501	73,040,450
National Oilwell Varco Inc.	975,010	66,290,930
Schlumberger Ltd.	3,085,543	210,773,442

		455,262,916
PACKAGING & CONTAINERS—0.14%
Ball Corp.	375,033	13,392,428
Bemis Co. Inc.	237,712	7,150,377
Owens-Illinois Inc.(a)	376,749	7,301,396
Sealed Air Corp.	443,502	7,632,669

		35,476,870

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2011

PHARMACEUTICALS—7.18%
Abbott Laboratories	3,581,374	201,380,660
Allergan Inc.	701,783	61,574,440
AmerisourceBergen Corp.	593,455	22,070,591
Bristol-Myers Squibb Co.	3,895,827	137,288,944
Cardinal Health Inc.	793,634	32,229,477
DENTSPLY International Inc.	327,138	11,446,559
Eli Lilly and Co.	2,342,508	97,354,632
Express Scripts Inc.(a)(b)	1,119,754	50,041,806
Forest Laboratories Inc.(a)	613,663	18,569,442
Johnson & Johnson	6,278,058	411,715,044
McKesson Corp.	564,044	43,944,668
Mead Johnson Nutrition Co. Class A	467,582	32,136,911
Medco Health Solutions Inc.(a)	891,081	49,811,428
Merck & Co. Inc.	7,007,088	264,167,218
Mylan Inc.(a)(b)	979,773	21,025,929
Patterson Companies Inc.	201,214	5,939,837
Perrigo Co.	213,913	20,813,735
Pfizer Inc.	17,671,912	382,420,176
Watson Pharmaceuticals Inc.(a)(b)	292,013	17,620,064

		1,881,551,561
PIPELINES—0.60%
El Paso Corp.	1,775,198	47,167,011
ONEOK Inc.	236,586	20,509,640
Spectra Energy Corp.	1,497,050	46,034,288
Williams Companies Inc. (The)	1,353,851	44,704,160

		158,415,099
REAL ESTATE—0.04%
CBRE Group Inc. Class A(a)	745,647	11,348,747

		11,348,747
REAL ESTATE INVESTMENT TRUSTS—1.82%
Apartment Investment and Management Co. Class A	277,283	6,352,553
AvalonBay Communities Inc.	218,415	28,524,999
Boston Properties Inc.	339,111	33,775,456
Equity Residential(b)	681,349	38,857,333
HCP Inc.(b)	936,677	38,806,528
Health Care REIT Inc.(b)	435,949	23,772,299
Host Hotels & Resorts Inc.	1,622,306	23,961,460
Kimco Realty Corp.	933,704	15,163,353
Plum Creek Timber Co. Inc.(b)	371,372	13,577,360
Prologis Inc.	1,052,623	30,094,492
Public Storage(b)	326,113	43,849,154
Simon Property Group Inc.	675,574	87,108,511
Ventas Inc.(b)	661,351	36,460,281
Vornado Realty Trust	423,791	32,572,576
Weyerhaeuser Co.	1,232,225	23,005,641

		475,881,996
RETAIL—6.34%
Abercrombie & Fitch Co. Class A	197,173	9,629,929
AutoNation Inc.(a)(b)	109,854	4,050,317
AutoZone Inc.(a)	64,136	20,842,276

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2011

Bed Bath & Beyond Inc.(a)(b)	551,444	31,967,209
Best Buy Co. Inc.	673,484	15,739,321
Big Lots Inc.(a)(b)	150,510	5,683,258
CarMax Inc.(a)(b)	519,680	15,839,846
Chipotle Mexican Grill Inc.(a)(b)	71,887	24,279,115
Costco Wholesale Corp.	996,556	83,033,046
CVS Caremark Corp.	2,992,548	122,036,107
Darden Restaurants Inc.	304,410	13,875,008
Dollar Tree Inc.(a)(b)	273,262	22,710,805
Family Dollar Stores Inc.	269,409	15,534,123
GameStop Corp. Class A(a)(b)	319,657	7,713,323
Gap Inc. (The)	795,739	14,760,958
Home Depot Inc. (The)	3,544,133	148,995,351
J.C. Penney Co. Inc.	329,904	11,596,126
Kohl’s Corp.	582,144	28,728,806
Limited Brands Inc.	565,031	22,799,001
Lowe’s Companies Inc.	2,880,950	73,118,511
Macy’s Inc.	964,347	31,032,687
McDonald’s Corp.	2,352,364	236,012,680
Nordstrom Inc.	371,606	18,472,534
O’Reilly Automotive Inc.(a)(b)	294,785	23,568,061
Orchard Supply Hardware Stores Corp. Class A(a)(b)	3,926	14,762
Ross Stores Inc.	531,086	25,242,518
Sears Holdings Corp.(a)(b)	88,374	2,808,526
Staples Inc.	1,606,662	22,316,535
Starbucks Corp.	1,714,265	78,873,333
Target Corp.	1,544,493	79,108,932
Tiffany & Co.	292,778	19,399,470
TJX Companies Inc. (The)	867,793	56,016,038
Urban Outfitters Inc.(a)	254,449	7,012,614
Wal-Mart Stores Inc.	4,015,391	239,959,766
Walgreen Co.	2,045,595	67,627,371
Yum! Brands Inc.	1,059,397	62,515,017

		1,662,913,280
SAVINGS & LOANS—0.07%
Hudson City Bancorp Inc.	1,212,531	7,578,319
People’s United Financial Inc.	832,826	10,701,814

		18,280,133
SEMICONDUCTORS—3.14%
Advanced Micro Devices Inc.(a)(b)	1,351,624	7,298,770
Altera Corp.	737,043	27,344,295
Analog Devices Inc.	683,945	24,471,552
Applied Materials Inc.	2,999,078	32,120,125
Broadcom Corp. Class A(a)	1,114,282	32,715,319
First Solar Inc.(a)(b)	134,056	4,525,731
Intel Corp.	11,706,337	283,878,672
KLA-Tencor Corp.	382,801	18,470,148
Linear Technology Corp.	522,637	15,694,789
LSI Corp.(a)	1,301,529	7,744,098
Microchip Technology Inc.(b)	438,574	16,064,966
Micron Technology Inc.(a)(b)	2,280,013	14,341,282
Novellus Systems Inc.(a)(b)	153,815	6,351,021
NVIDIA Corp.(a)(b)	1,402,786	19,442,614
QUALCOMM Inc.	3,864,436	211,384,649
Teradyne Inc.(a)(b)	420,714	5,734,332
Texas Instruments Inc.	2,627,940	76,499,333
Xilinx Inc.	602,928	19,329,872

		823,411,568

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2011

SOFTWARE—3.66%
Adobe Systems Inc.(a)(b)	1,127,594	31,877,082
Akamai Technologies Inc.(a)	413,976	13,363,145
Autodesk Inc.(a)	521,020	15,802,537
BMC Software Inc.(a)	390,222	12,791,477
CA Inc.	849,880	17,180,324
Cerner Corp.(a)(b)	334,682	20,499,273
Citrix Systems Inc.(a)(b)	428,398	26,012,327
Dun & Bradstreet Corp. (The)	111,581	8,349,606
Electronic Arts Inc.(a)(b)	760,862	15,673,757
Fidelity National Information Services Inc.	556,416	14,795,101
Fiserv Inc.(a)	323,585	19,007,383
Intuit Inc.	682,773	35,907,032
Microsoft Corp.	17,211,766	446,817,445
Oracle Corp.	9,046,024	232,030,516
Red Hat Inc.(a)	443,000	18,291,470
Salesforce.com Inc.(a)(b)	312,393	31,695,394

		960,093,869
TELECOMMUNICATIONS—4.55%
American Tower Corp. Class A	904,405	54,273,344
AT&T Inc.	13,623,522	411,975,305
CenturyLink Inc.	1,421,314	52,872,881
Cisco Systems Inc.	12,359,050	223,451,624
Corning Inc.	3,617,549	46,955,786
Frontier Communications Corp.	2,281,698	11,750,745
Harris Corp.	267,476	9,639,835
JDS Uniphase Corp.(a)	524,073	5,471,322
Juniper Networks Inc.(a)(b)	1,208,305	24,661,505
MetroPCS Communications Inc.(a)	681,716	5,917,295
Motorola Mobility Holdings Inc.(a)	605,495	23,493,206
Motorola Solutions Inc.(b)	658,031	30,460,255
Sprint Nextel Corp.(a)(b)	6,875,850	16,089,489
Verizon Communications Inc.	6,508,606	261,125,273
Windstream Corp.	1,337,305	15,699,960

		1,193,837,825
TEXTILES—0.03%
Cintas Corp.	253,189	8,813,509

		8,813,509
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	268,159	8,551,591
Mattel Inc.	777,920	21,595,059

		30,146,650
TRANSPORTATION—1.91%
C.H. Robinson Worldwide Inc.	377,135	26,316,480
CSX Corp.	2,416,448	50,890,395
Expeditors International of Washington Inc.	487,072	19,950,469
FedEx Corp.	729,817	60,947,018
Norfolk Southern Corp.	773,401	56,349,997
Ryder System Inc.	117,616	6,250,114
Union Pacific Corp.	1,110,637	117,660,884
United Parcel Service Inc. Class B	2,218,540	162,374,942

		500,740,299

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2011

TOTAL COMMON STOCKS
(Cost: $28,678,733,314)		26,168,508,403

PREFERRED STOCKS—0.00%

RETAIL—0.00%
Orchard Supply Hardware Stores Corp. Series A(b)	3,926	14,762

		14,762

TOTAL PREFERRED STOCKS
(Cost: $30,224)		14,762

SHORT-TERM INVESTMENTS—2.59%

MONEY MARKET FUNDS—2.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	604,854,222	604,854,222
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	52,834,818	52,834,818
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	22,727,107	22,727,107

		680,416,147

TOTAL SHORT-TERM INVESTMENTS
(Cost: $680,416,147)		680,416,147

TOTAL INVESTMENTS IN SECURITIES—102.44%
(Cost: $29,359,179,685)		26,848,939,312

SHORT POSITIONS(f)—0.00%

COMMON STOCKS—0.00%
Compuware Corp.(a)	(484)	(4,026)

		(4,026)

TOTAL SHORT POSITIONS
(Proceeds: $4,026)		(4,026)
Other Assets, Less Liabilities—(2.44)%		(640,275,124)

NET ASSETS—100.00%		$26,208,660,162

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING—0.12%
Omnicom Group Inc.	166,327	$7,414,858

		7,414,858
AEROSPACE & DEFENSE—2.40%
Boeing Co. (The)	476,255	34,933,304
General Dynamics Corp.	227,965	15,139,156
Goodrich Corp.	129,352	16,000,843
Lockheed Martin Corp.	274,220	22,184,398
Raytheon Co.	206,534	9,992,115
Rockwell Collins Inc.	114,833	6,358,303
United Technologies Corp.	674,258	49,281,517

		153,889,636
AGRICULTURE—2.82%
Altria Group Inc.	701,364	20,795,443
Lorillard Inc.	94,532	10,776,648
Philip Morris International Inc.	1,795,231	140,889,729
Reynolds American Inc.	193,294	8,006,237

		180,468,057
APPAREL—1.19%
Coach Inc.	301,607	18,410,091
Nike Inc. Class B	383,372	36,945,560
Ralph Lauren Corp.	66,310	9,156,085
VF Corp.	89,853	11,410,432

		75,922,168
AUTO PARTS & EQUIPMENT—0.09%
BorgWarner Inc.(a)	87,821	5,597,711

		5,597,711
BEVERAGES—4.44%
Brown-Forman Corp. Class B NVS	104,847	8,441,232
Coca-Cola Co. (The)	2,347,399	164,247,508
Dr Pepper Snapple Group Inc.	115,881	4,574,982
PepsiCo Inc.	1,615,838	107,210,851

		284,474,573
BIOTECHNOLOGY—2.35%
Amgen Inc.	819,842	52,642,055
Biogen Idec Inc.(a)	251,060	27,629,153
Celgene Corp.(a)(b)	458,815	31,015,894
Gilead Sciences Inc.(a)	776,320	31,774,777
Life Technologies Corp.(a)	185,244	7,207,844

		150,269,723

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2011

BUILDING MATERIALS—0.02%
Masco Corp.	115,299	1,208,334

		1,208,334
CHEMICALS—3.09%
Air Products and Chemicals Inc.	143,210	12,200,060
Airgas Inc.	51,846	4,048,135
CF Industries Holdings Inc.	67,242	9,748,745
E.I. du Pont de Nemours and Co.	649,327	29,726,190
Eastman Chemical Co.	68,645	2,681,274
Ecolab Inc.	310,196	17,932,431
FMC Corp.	73,205	6,298,558
International Flavors & Fragrances Inc.	83,928	4,399,506
Monsanto Co.	553,359	38,773,865
Mosaic Co. (The)	192,981	9,732,032
PPG Industries Inc.	159,281	13,298,371
Praxair Inc.	309,809	33,118,582
Sherwin-Williams Co. (The)	89,523	7,991,718
Sigma-Aldrich Corp.	125,195	7,819,680

		197,769,147
COAL—0.24%
CONSOL Energy Inc.	169,762	6,230,265
Peabody Energy Corp.	278,561	9,223,155

		15,453,420
COMMERCIAL SERVICES—2.37%
Apollo Group Inc. Class A(a)(b)	120,810	6,508,035
Automatic Data Processing Inc.	505,081	27,279,425
DeVry Inc.	62,737	2,412,865
Equifax Inc.	67,966	2,633,003
Iron Mountain Inc.	98,404	3,030,843
MasterCard Inc. Class A	110,186	41,079,544
Moody’s Corp.	107,631	3,625,012
Paychex Inc.	170,982	5,148,268
Robert Half International Inc.	52,012	1,480,262
Visa Inc. Class A	525,633	53,367,518
Western Union Co.	302,488	5,523,431

		152,088,206
COMPUTERS—11.22%
Accenture PLC Class A	496,798	26,444,558
Apple Inc.(a)	960,580	389,034,900
Cognizant Technology Solutions Corp. Class A(a)	312,242	20,080,283
EMC Corp.(a)(b)	1,159,584	24,977,439
International Business Machines Corp.	1,218,143	223,992,135
NetApp Inc.(a)	370,000	13,419,900
SanDisk Corp.(a)	247,733	12,190,941
Teradata Corp.(a)(b)	172,028	8,345,078

		718,485,234
COSMETICS & PERSONAL CARE—3.15%
Colgate-Palmolive Co.	500,226	46,215,880
Estee Lauder Companies Inc. (The) Class A	115,189	12,938,029
Procter & Gamble Co. (The)	2,132,689	142,271,683

		201,425,592

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2011

DISTRIBUTION & WHOLESALE—0.44%
Fastenal Co.(b)	215,559	9,400,528
Genuine Parts Co.	113,261	6,931,573
W.W. Grainger Inc.	62,541	11,707,050

		28,039,151
DIVERSIFIED FINANCIAL SERVICES—1.35%
American Express Co.	626,619	29,557,618
BlackRock Inc.(c)	103,541	18,455,148
Franklin Resources Inc.	150,251	14,433,111
IntercontinentalExchange Inc.(a)	74,685	9,003,277
T. Rowe Price Group Inc.	260,844	14,855,066

		86,304,220
ELECTRIC—1.27%
Consolidated Edison Inc.	159,723	9,907,618
Dominion Resources Inc.	412,093	21,873,896
NextEra Energy Inc.	253,044	15,405,319
Progress Energy Inc.	179,090	10,032,622
Southern Co. (The)	525,585	24,329,329

		81,548,784
ELECTRICAL COMPONENTS & EQUIPMENT—0.39%
Emerson Electric Co.	539,893	25,153,615

		25,153,615
ELECTRONICS—1.01%
Agilent Technologies Inc.(a)	249,755	8,723,942
Amphenol Corp. Class A	172,285	7,820,016
FLIR Systems Inc.	124,857	3,130,165
Honeywell International Inc.	503,639	27,372,780
Thermo Fisher Scientific Inc.(a)	233,703	10,509,624
Waters Corp.(a)(b)	93,146	6,897,461

		64,453,988
ENGINEERING & CONSTRUCTION—0.08%
Fluor Corp.	103,867	5,219,317

		5,219,317
ENVIRONMENTAL CONTROL—0.11%
Stericycle Inc.(a)(b)	88,476	6,894,050

		6,894,050
FOOD—1.87%
Campbell Soup Co.	101,603	3,377,284
General Mills Inc.	445,565	18,005,282
H.J. Heinz Co.	251,102	13,569,552
Hershey Co. (The)	157,446	9,727,014
Hormel Foods Corp.	64,514	1,889,615
J.M. Smucker Co. (The)	68,635	5,365,198
Kellogg Co.	255,571	12,924,226
Kraft Foods Inc. Class A	986,029	36,838,043
McCormick & Co. Inc. NVS	99,295	5,006,454
Sara Lee Corp.	227,209	4,298,794
Whole Foods Market Inc.	123,090	8,564,602

		119,566,064

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2011

HAND & MACHINE TOOLS—0.13%
Snap-on Inc.	32,656	1,653,047
Stanley Black & Decker Inc.	96,565	6,527,794

		8,180,841
HEALTH CARE—PRODUCTS—2.64%
Baxter International Inc.	582,769	28,835,410
Becton, Dickinson and Co.	222,006	16,588,288
C.R. Bard Inc.	89,170	7,624,035
Covidien PLC	358,810	16,150,038
Edwards Lifesciences Corp.(a)(b)	118,580	8,383,606
Intuitive Surgical Inc.(a)	40,301	18,659,766
Medtronic Inc.	708,877	27,114,545
St. Jude Medical Inc.	328,510	11,267,893
Stryker Corp.	336,022	16,703,654
Varian Medical Systems Inc.(a)(b)	117,004	7,854,479
Zimmer Holdings Inc.(a)	184,278	9,844,131

		169,025,845
HEALTH CARE—SERVICES—1.73%
Aetna Inc.	200,965	8,478,714
DaVita Inc.(a)(b)	97,193	7,368,201
Humana Inc.	97,420	8,534,966
Laboratory Corp. of America Holdings(a)	101,826	8,753,981
Quest Diagnostics Inc.	162,250	9,420,235
UnitedHealth Group Inc.	1,101,770	55,837,704
WellPoint Inc.	182,885	12,116,131

		110,509,932
HOME BUILDERS—0.01%
PulteGroup Inc.(a)(b)	136,559	861,687

		861,687
HOUSEHOLD PRODUCTS & WARES—0.57%
Clorox Co. (The)	95,981	6,388,495
Kimberly-Clark Corp.	407,308	29,961,577

		36,350,072
INSURANCE—0.87%
Aflac Inc.	482,433	20,870,051
Aon Corp.	222,969	10,434,949
Chubb Corp. (The)	163,289	11,302,865
Travelers Companies Inc. (The)	221,399	13,100,179

		55,708,044
INTERNET—4.76%
Amazon.com Inc.(a)	376,003	65,086,119
eBay Inc.(a)	771,837	23,409,816
Expedia Inc.	62,145	1,803,448
F5 Networks Inc.(a)(b)	81,706	8,670,641
Google Inc. Class A(a)	261,103	168,646,428
Netflix Inc.(a)(b)	57,428	3,979,186
Priceline.com Inc.(a)(b)	51,452	24,064,615

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2011

Symantec Corp.(a)	314,174	4,916,823
TripAdvisor Inc.(a)	62,145	1,566,675
VeriSign Inc.	79,368	2,835,025

		304,978,776
IRON & STEEL—0.14%
Cliffs Natural Resources Inc.	147,089	9,170,999

		9,170,999
LEISURE TIME—0.06%
Harley-Davidson Inc.	99,035	3,849,490

		3,849,490
LODGING—0.28%
Marriott International Inc. Class A	111,476	3,251,755
Starwood Hotels & Resorts Worldwide Inc.	115,858	5,557,708
Wynn Resorts Ltd.	81,391	8,992,892

		17,802,355
MACHINERY—1.83%
Caterpillar Inc.	434,396	39,356,278
Cummins Inc.	149,241	13,136,193
Deere & Co.	427,800	33,090,330
Flowserve Corp.	43,892	4,359,353
Joy Global Inc.	109,249	8,190,397
Rockwell Automation Inc.	146,183	10,725,447
Roper Industries Inc.	99,134	8,611,771

		117,469,769
MANUFACTURING—1.70%
3M Co.	557,746	45,584,581
Cooper Industries PLC	98,607	5,339,569
Danaher Corp.	453,348	21,325,490
Dover Corp.	132,961	7,718,386
Illinois Tool Works Inc.	304,268	14,212,358
Pall Corp.	119,695	6,840,569
Parker Hannifin Corp.	102,081	7,783,676

		108,804,629
MEDIA—1.48%
DIRECTV Class A(a)	729,237	31,182,174
Discovery Communications Inc. Series A(a)	272,240	11,153,673
McGraw-Hill Companies Inc. (The)	176,893	7,954,878
Scripps Networks Interactive Inc. Class A	101,104	4,288,832
Time Warner Cable Inc.	223,961	14,237,201
Viacom Inc. Class B NVS	570,561	25,909,175

		94,725,933
METAL FABRICATE & HARDWARE—0.25%
Precision Castparts Corp.	95,309	15,705,970

		15,705,970

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2011

MINING—0.48%
Newmont Mining Corp.	511,403	30,689,294

		30,689,294
OIL & GAS—9.11%
Anadarko Petroleum Corp.	252,185	19,249,281
Apache Corp.	277,762	25,159,682
Cabot Oil & Gas Corp.	108,621	8,244,334
Chevron Corp.	1,111,464	118,259,770
Diamond Offshore Drilling Inc.	72,107	3,984,633
EOG Resources Inc.	277,863	27,372,284
EQT Corp.	93,204	5,106,647
Exxon Mobil Corp.	3,170,533	268,734,377
Helmerich & Payne Inc.	111,378	6,500,020
Newfield Exploration Co.(a)	93,657	3,533,679
Noble Energy Inc.	113,889	10,749,983
Occidental Petroleum Corp.	604,086	56,602,858
Pioneer Natural Resources Co.	126,051	11,279,043
Range Resources Corp.	117,076	7,251,687
Southwestern Energy Co.(a)	358,053	11,436,213

		583,464,491
OIL & GAS SERVICES—2.70%
Baker Hughes Inc.	270,137	13,139,464
Cameron International Corp.(a)(b)	252,847	12,437,544
FMC Technologies Inc.(a)(b)	245,727	12,834,321
Halliburton Co.	551,581	19,035,060
National Oilwell Varco Inc.	306,633	20,847,978
Schlumberger Ltd.	1,387,131	94,754,918

		173,049,285
PACKAGING & CONTAINERS—0.05%
Ball Corp.	94,678	3,380,951

		3,380,951
PHARMACEUTICALS—8.42%
Abbott Laboratories	1,610,035	90,532,268
Allergan Inc.	315,258	27,660,737
Bristol-Myers Squibb Co.	1,068,321	37,647,632
DENTSPLY International Inc.	88,288	3,089,197
Eli Lilly and Co.	737,090	30,633,460
Express Scripts Inc.(a)(b)	502,816	22,470,847
Johnson & Johnson	2,822,430	185,094,959
Mead Johnson Nutrition Co. Class A	210,260	14,451,170
Medco Health Solutions Inc.(a)	400,131	22,367,323
Merck & Co. Inc.	2,047,581	77,193,804
Mylan Inc.(a)(b)	438,694	9,414,373
Patterson Companies Inc.	46,134	1,361,876
Perrigo Co.	95,877	9,328,832
Watson Pharmaceuticals Inc.(a)	131,994	7,964,518

		539,210,996
PIPELINES—0.52%
El Paso Corp.	380,875	10,119,849
ONEOK Inc.	64,234	5,568,445
Spectra Energy Corp.	300,877	9,251,968
Williams Companies Inc. (The)	263,457	8,699,350

		33,639,612

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2011

REAL ESTATE INVESTMENT TRUSTS—1.82%
Apartment Investment and Management Co. Class A	52,791	1,209,442
AvalonBay Communities Inc.(b)	67,425	8,805,705
Boston Properties Inc.(b)	82,869	8,253,752
Equity Residential	217,170	12,385,205
HCP Inc.	186,513	7,727,234
Health Care REIT Inc.(b)	112,446	6,131,680
Plum Creek Timber Co. Inc.(b)	78,055	2,853,691
Prologis Inc.	176,251	5,039,016
Public Storage	104,021	13,986,664
Simon Property Group Inc.	200,371	25,835,837
Ventas Inc.	297,426	16,397,095
Vornado Realty Trust	101,646	7,812,512

		116,437,833
RETAIL—7.03%
AutoZone Inc.(a)	28,716	9,331,839
Bed Bath & Beyond Inc.(a)(b)	247,926	14,372,270
Big Lots Inc.(a)	44,291	1,672,428
Chipotle Mexican Grill Inc.(a)(b)	32,230	10,885,360
Costco Wholesale Corp.	264,256	22,017,810
Darden Restaurants Inc.	95,922	4,372,125
Dollar Tree Inc.(a)(b)	122,503	10,181,224
Family Dollar Stores Inc.	122,025	7,035,961
Home Depot Inc. (The)	732,895	30,810,906
Kohl’s Corp.	171,236	8,450,497
Limited Brands Inc.	176,423	7,118,668
McDonald’s Corp.	1,057,531	106,102,085
Nordstrom Inc.	126,125	6,269,674
O’Reilly Automotive Inc.(a)(b)	132,167	10,566,752
Ross Stores Inc.	238,241	11,323,595
Starbucks Corp.	770,391	35,445,690
Target Corp.	423,406	21,686,855
Tiffany & Co.	131,972	8,744,465
TJX Companies Inc. (The)	389,643	25,151,456
Urban Outfitters Inc.(a)(b)	88,874	2,449,367
Wal-Mart Stores Inc.	1,137,253	67,962,239
Yum! Brands Inc.	475,935	28,084,924

		450,036,190
SEMICONDUCTORS—3.93%
Altera Corp.	330,766	12,271,419
Analog Devices Inc.	188,935	6,760,094
Broadcom Corp. Class A(a)	500,812	14,703,840
First Solar Inc.(a)(b)	60,877	2,055,208
Intel Corp.	2,683,997	65,086,927
KLA-Tencor Corp.	173,247	8,359,168
Linear Technology Corp.	153,896	4,621,497
LSI Corp.(a)	292,872	1,742,588
Microchip Technology Inc.	198,681	7,277,685
Novellus Systems Inc.(a)(b)	36,402	1,503,039
NVIDIA Corp.(a)	203,127	2,815,340
QUALCOMM Inc.	1,737,292	95,029,872
Teradyne Inc.(a)	113,181	1,542,657
Texas Instruments Inc.	673,139	19,595,076
Xilinx Inc.	269,698	8,646,518

		252,010,928

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2011

SOFTWARE—4.91%
Adobe Systems Inc.(a)	234,731	6,635,845
Akamai Technologies Inc.(a)	186,518	6,020,801
Autodesk Inc.(a)	115,522	3,503,782
BMC Software Inc.(a)	132,690	4,349,578
Cerner Corp.(a)(b)	149,772	9,173,535
Citrix Systems Inc.(a)	192,283	11,675,424
Dun & Bradstreet Corp. (The)	50,529	3,781,085
Electronic Arts Inc.(a)	165,367	3,406,560
Fiserv Inc.(a)	144,703	8,499,854
Intuit Inc.	307,128	16,151,862
Microsoft Corp.	4,410,609	114,499,410
Oracle Corp.	4,066,742	104,311,932
Red Hat Inc.(a)	200,456	8,276,828
Salesforce.com Inc.(a)(b)	140,412	14,246,202

		314,532,698
TELECOMMUNICATIONS—1.55%
American Tower Corp. Class A	406,200	24,376,062
Juniper Networks Inc.(a)	360,877	7,365,500
Motorola Mobility Holdings Inc.(a)	112,339	4,358,753
Verizon Communications Inc.	1,580,051	63,391,646

		99,491,961
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	71,196	2,270,440
Mattel Inc.	158,409	4,397,434

		6,667,874
TRANSPORTATION—2.72%
C.H. Robinson Worldwide Inc.	169,195	11,806,427
CSX Corp.	508,187	10,702,418
Expeditors International of Washington Inc.	156,487	6,409,708
Norfolk Southern Corp.	264,002	19,235,186
Union Pacific Corp.	499,275	52,893,193
United Parcel Service Inc. Class B	997,347	72,995,827

		174,042,759

TOTAL COMMON STOCKS
(Cost: $5,523,191,630)		6,391,445,062

SHORT-TERM INVESTMENTS—2.84%

MONEY MARKET FUNDS—2.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	162,705,278	162,705,278
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	14,212,522	14,212,522
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	5,038,609	5,038,609

		181,956,409

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $181,956,409)	181,956,409

TOTAL INVESTMENTS IN SECURITIES—102.65%
(Cost: $5,705,148,039)	6,573,401,471
Other Assets, Less Liabilities—(2.65)%	(169,531,417)

NET ASSETS—100.00%	$6,403,870,054

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.82%

ADVERTISING—0.18%
Interpublic Group of Companies Inc. (The)	344,724	$3,354,165
Omnicom Group Inc.	86,585	3,859,959

		7,214,124
AEROSPACE & DEFENSE—1.53%
Boeing Co. (The)	212,012	15,551,080
General Dynamics Corp.	101,261	6,724,743
L-3 Communications Holdings Inc.	74,729	4,982,930
Northrop Grumman Corp.	195,507	11,433,249
Raytheon Co.	108,775	5,262,535
Rockwell Collins Inc.	30,774	1,703,956
United Technologies Corp.	190,521	13,925,180

		59,583,673
AGRICULTURE—1.37%
Altria Group Inc.	1,032,615	30,617,035
Archer-Daniels-Midland Co.	501,585	14,345,331
Lorillard Inc.	32,331	3,685,734
Reynolds American Inc.	113,848	4,715,584

		53,363,684
AIRLINES—0.13%
Southwest Airlines Co.	582,573	4,986,825

		4,986,825
AUTO MANUFACTURERS—1.04%
Ford Motor Co.(a)	2,848,154	30,646,137
PACCAR Inc.	268,042	10,043,534

		40,689,671
AUTO PARTS & EQUIPMENT—0.51%
BorgWarner Inc.(a)	18,949	1,207,809
Goodyear Tire & Rubber Co. (The)(a)(b)	182,046	2,579,592
Johnson Controls Inc.	510,732	15,965,482

		19,752,883
BANKS—13.50%
Bank of America Corp.	7,595,360	42,230,202
Bank of New York Mellon Corp. (The)	909,908	18,116,268
BB&T Corp.	523,629	13,179,742
Capital One Financial Corp.	345,156	14,596,647
Citigroup Inc.	2,190,765	57,639,027
Comerica Inc.	148,516	3,831,713
Fifth Third Bancorp	688,248	8,754,515
First Horizon National Corp.	198,371	1,586,968
Goldman Sachs Group Inc. (The)	368,932	33,362,521
Huntington Bancshares Inc.	645,027	3,541,198
JPMorgan Chase & Co.	2,847,052	94,664,479
KeyCorp	713,048	5,483,339
M&T Bank Corp.	94,004	7,176,265

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2011

Morgan Stanley	1,113,839	16,852,384
Northern Trust Corp.	180,334	7,152,046
PNC Financial Services Group Inc. (The)(c)	394,532	22,752,660
Regions Financial Corp.	941,199	4,047,156
State Street Corp.	369,352	14,888,579
SunTrust Banks Inc.	401,827	7,112,338
U.S. Bancorp	1,430,087	38,683,853
Wells Fargo & Co.	3,951,249	108,896,423
Zions Bancorp	138,678	2,257,678

		526,806,001
BEVERAGES—0.59%
Beam Inc.	116,329	5,959,535
Coca-Cola Enterprises Inc.	233,479	6,019,089
Constellation Brands Inc. Class A(a)(b)	129,726	2,681,436
Dr Pepper Snapple Group Inc.	76,889	3,035,578
Molson Coors Brewing Co. Class B NVS	117,880	5,132,495

		22,828,133
BUILDING MATERIALS—0.05%
Masco Corp.	185,957	1,948,829

		1,948,829
CHEMICALS—1.22%
Air Products and Chemicals Inc.	53,548	4,561,754
Airgas Inc.	13,888	1,084,375
Dow Chemical Co. (The)	886,062	25,483,143
E.I. du Pont de Nemours and Co.	221,229	10,127,864
Eastman Chemical Co.	53,830	2,102,600
Mosaic Co. (The)	82,428	4,156,844

		47,516,580
COAL—0.13%
Alpha Natural Resources Inc.(a)	164,137	3,353,319
CONSOL Energy Inc.	47,827	1,755,251

		5,108,570
COMMERCIAL SERVICES—0.77%
Equifax Inc.	41,900	1,623,206
H&R Block Inc.	218,803	3,573,053
Iron Mountain Inc.	67,855	2,089,934
Moody’s Corp.	68,354	2,302,163
Paychex Inc.	118,062	3,554,847
Quanta Services Inc.(a)(b)	156,949	3,380,681
R.R. Donnelley & Sons Co.	141,320	2,039,248
Robert Half International Inc.	69,907	1,989,553
SAIC Inc.(a)(b)	207,640	2,551,895
Total System Services Inc.	121,891	2,384,188
Western Union Co.	245,554	4,483,816

		29,972,584
COMPUTERS—2.21%
Accenture PLC Class A	119,896	6,382,064
Computer Sciences Corp.	115,731	2,742,824
Dell Inc.(a)(b)	1,146,015	16,766,199
EMC Corp.(a)(b)	689,218	14,845,756
Hewlett-Packard Co.	1,488,963	38,355,687
Lexmark International Inc. Class A	54,028	1,786,706
Western Digital Corp.(a)(b)	174,945	5,414,548

		86,293,784

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2011

COSMETICS & PERSONAL CARE—1.03%
Avon Products Inc.	322,349	5,631,437
Procter & Gamble Co. (The)	515,449	34,385,603

		40,017,040
DISTRIBUTION & WHOLESALE—0.13%
Fastenal Co.	63,829	2,783,583
Genuine Parts Co.	35,142	2,150,690

		4,934,273
DIVERSIFIED FINANCIAL SERVICES—2.00%
American Express Co.	303,507	14,316,425
Ameriprise Financial Inc.	169,296	8,403,853
Charles Schwab Corp. (The)	807,751	9,095,276
CME Group Inc.	49,678	12,105,038
Discover Financial Services	411,276	9,870,624
E*TRADE Financial Corp.(a)	191,052	1,520,774
Federated Investors Inc. Class B	69,400	1,051,410
Invesco Ltd.	337,474	6,779,853
Legg Mason Inc.	93,610	2,251,321
NASDAQ OMX Group Inc. (The)(a)	94,971	2,327,739
NYSE Euronext Inc.	196,056	5,117,062
SLM Corp.	380,689	5,101,233

		77,940,608
ELECTRIC—6.12%
AES Corp. (The)(a)	482,458	5,712,303
Ameren Corp.	181,267	6,005,376
American Electric Power Co. Inc.	362,554	14,977,106
CMS Energy Corp.	188,452	4,161,020
Consolidated Edison Inc.	103,014	6,389,958
Constellation Energy Group Inc.	150,829	5,983,386
Dominion Resources Inc.	127,870	6,787,340
DTE Energy Co.	126,648	6,895,984
Duke Energy Corp.	999,499	21,988,978
Edison International	243,794	10,093,072
Entergy Corp.	131,783	9,626,748
Exelon Corp.	497,249	21,565,689
FirstEnergy Corp.	314,052	13,912,504
Integrys Energy Group Inc.	58,158	3,151,000
NextEra Energy Inc.	132,794	8,084,499
Northeast Utilities	132,475	4,778,373
NRG Energy Inc.(a)	171,723	3,111,621
Pepco Holdings Inc.	169,510	3,441,053
PG&E Corp.	303,707	12,518,803
Pinnacle West Capital Corp.	81,628	3,932,837
PPL Corp.	434,404	12,780,166
Progress Energy Inc.	90,509	5,070,314
Public Service Enterprise Group Inc.	378,550	12,495,935
SCANA Corp.	86,256	3,886,695
Southern Co. (The)	264,429	12,240,418
TECO Energy Inc.	161,027	3,082,057
Wisconsin Energy Corp.	173,056	6,050,038
Xcel Energy Inc.	362,877	10,029,920

		238,753,193

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2011

ELECTRICAL COMPONENTS & EQUIPMENT—0.25%
Emerson Electric Co.	159,658	7,438,466
Molex Inc.	103,101	2,459,990

		9,898,456
ELECTRONICS—1.29%
Agilent Technologies Inc.(a)	77,644	2,712,105
FLIR Systems Inc.	26,940	675,386
Honeywell International Inc.	214,148	11,638,944
Jabil Circuit Inc.	136,609	2,685,733
PerkinElmer Inc.	84,994	1,699,880
TE Connectivity Ltd.(b)	317,603	9,785,348
Thermo Fisher Scientific Inc.(a)	113,227	5,091,818
Tyco International Ltd.	346,753	16,196,833

		50,486,047
ENGINEERING & CONSTRUCTION—0.17%
Fluor Corp.	51,843	2,605,111
Jacobs Engineering Group Inc.(a)	95,798	3,887,483

		6,492,594
ENTERTAINMENT—0.10%
International Game Technology	222,482	3,826,690

		3,826,690
ENVIRONMENTAL CONTROL—0.46%
Republic Services Inc.	235,569	6,489,926
Waste Management Inc.	344,449	11,266,927

		17,756,853
FOOD—2.36%
Campbell Soup Co.	60,734	2,018,798
ConAgra Foods Inc.	310,159	8,188,198
Dean Foods Co.(a)(b)	138,231	1,548,187
General Mills Inc.	158,893	6,420,866
H.J. Heinz Co.	57,425	3,103,247
Hormel Foods Corp.	57,045	1,670,848
J.M. Smucker Co. (The)	35,766	2,795,828
Kraft Foods Inc. Class A	609,446	22,768,903
Kroger Co. (The)	446,825	10,822,102
McCormick & Co. Inc. NVS	27,978	1,410,651
Safeway Inc.	254,348	5,351,482
Sara Lee Corp.	278,495	5,269,125
SUPERVALU Inc.	159,702	1,296,780
Sysco Corp.	443,108	12,996,358
Tyson Foods Inc. Class A	218,608	4,512,069
Whole Foods Market Inc.	30,066	2,091,992

		92,265,434
FOREST PRODUCTS & PAPER—0.35%
International Paper Co.	327,048	9,680,621
MeadWestvaco Corp.	127,625	3,822,368

		13,502,989

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2011

GAS—0.64%
AGL Resources Inc.	87,241	3,686,805
CenterPoint Energy Inc.	318,722	6,403,125
NiSource Inc.	210,358	5,008,624
Sempra Energy	179,330	9,863,150

		24,961,704
HAND & MACHINE TOOLS—0.12%
Snap-on Inc.	20,145	1,019,740
Stanley Black & Decker Inc.	56,830	3,841,708

		4,861,448
HEALTH CARE - PRODUCTS—0.74%
Boston Scientific Corp.(a)	1,108,605	5,919,951
CareFusion Corp.(a)(b)	168,011	4,269,159
Covidien PLC	101,082	4,549,701
Hospira Inc.(a)(b)	123,165	3,740,521
Medtronic Inc.	276,387	10,571,803

		29,051,135
HEALTH CARE - SERVICES—0.82%
Aetna Inc.	124,711	5,261,557
Cigna Corp.	213,605	8,971,410
Coventry Health Care Inc.(a)(b)	107,772	3,273,036
Humana Inc.	51,389	4,502,190
Tenet Healthcare Corp.(a)(b)	327,279	1,678,941
WellPoint Inc.	127,545	8,449,856

		32,136,990
HOLDING COMPANIES - DIVERSIFIED—0.09%
Leucadia National Corp.	148,020	3,365,975

		3,365,975
HOME BUILDERS—0.15%
D.R. Horton Inc.	207,275	2,613,738
Lennar Corp. Class A	120,892	2,375,528
PulteGroup Inc.(a)(b)	154,830	976,977

		5,966,243
HOME FURNISHINGS—0.12%
Harman International Industries Inc.	52,689	2,004,290
Whirlpool Corp.	57,000	2,704,650

		4,708,940
HOUSEHOLD PRODUCTS & WARES—0.11%
Avery Dennison Corp.	79,094	2,268,416
Clorox Co. (The)	29,795	1,983,155

		4,251,571

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2011

HOUSEWARES—0.09%
Newell Rubbermaid Inc.	216,223	3,492,001

		3,492,001
INSURANCE—6.79%
ACE Ltd.	252,745	17,722,479
Allstate Corp. (The)	378,139	10,364,790
American International Group Inc.(a)(b)	326,864	7,583,245
Aon Corp.	79,742	3,731,926
Assurant Inc.	68,689	2,820,370
Berkshire Hathaway Inc. Class B(a)	1,317,251	100,506,251
Chubb Corp. (The)	89,475	6,193,460
Cincinnati Financial Corp.	121,130	3,689,620
Genworth Financial Inc. Class A(a)	369,423	2,419,721
Hartford Financial Services Group Inc. (The)	333,548	5,420,155
Lincoln National Corp.	225,667	4,382,453
Loews Corp.	228,491	8,602,686
Marsh & McLennan Companies Inc.	404,118	12,778,211
MetLife Inc.	792,993	24,725,522
Principal Financial Group Inc.	228,347	5,617,336
Progressive Corp. (The)	461,460	9,003,085
Prudential Financial Inc.	354,186	17,751,802
Torchmark Corp.	76,125	3,303,064
Travelers Companies Inc. (The)	148,257	8,772,367
Unum Group	218,792	4,609,947
XL Group PLC	239,846	4,741,755

		264,740,245
INTERNET—0.84%
eBay Inc.(a)	300,899	9,126,267
Expedia Inc.	26,526	769,784
Symantec Corp.(a)	325,457	5,093,402
TripAdvisor Inc.(a)(b)	28,367	715,132
VeriSign Inc.	62,230	2,222,856
Yahoo! Inc.(a)	931,236	15,020,837

		32,948,278
IRON & STEEL—0.41%
Allegheny Technologies Inc.	79,531	3,801,582
Nucor Corp.	236,980	9,377,299
United States Steel Corp.	107,305	2,839,290

		16,018,171
LEISURE TIME—0.39%
Carnival Corp.	338,602	11,051,969
Harley-Davidson Inc.	102,493	3,983,903

		15,035,872
LODGING—0.27%
Marriott International Inc. Class A	120,265	3,508,130
Starwood Hotels & Resorts Worldwide Inc.	60,186	2,887,122
Wyndham Worldwide Corp.	114,191	4,319,846

		10,715,098

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2011

MACHINERY—0.59%
Caterpillar Inc.	169,903	15,393,211
Cummins Inc.	36,040	3,172,241
Flowserve Corp.	10,012	994,392
Xylem Inc.	137,936	3,543,576

		23,103,420
MANUFACTURING—5.00%
3M Co.	120,617	9,858,027
Cooper Industries PLC	47,115	2,551,277
Danaher Corp.	98,046	4,612,084
Dover Corp.	42,857	2,487,849
Eaton Corp.	250,070	10,885,547
General Electric Co.	7,910,073	141,669,407
Illinois Tool Works Inc.	141,011	6,586,624
Ingersoll-Rand PLC(b)	233,596	7,117,670
Leggett & Platt Inc.	103,596	2,386,852
Parker Hannifin Corp.	39,479	3,010,274
Textron Inc.	207,956	3,845,107

		195,010,718
MEDIA—4.71%
Cablevision NY Group Class A	164,292	2,336,232
CBS Corp. Class B NVS	491,530	13,340,124
Comcast Corp. Class A	2,041,805	48,411,197
Gannett Co. Inc.	177,410	2,371,972
McGraw-Hill Companies Inc. (The)	92,161	4,144,480
News Corp. Class A NVS	1,643,732	29,324,179
Time Warner Cable Inc.	76,415	4,857,702
Time Warner Inc.	750,300	27,115,842
Walt Disney Co. (The)	1,346,170	50,481,375
Washington Post Co. (The) Class B	3,661	1,379,501

		183,762,604
METAL FABRICATE & HARDWARE—0.16%
Precision Castparts Corp.	38,843	6,400,938

		6,400,938
MINING—0.97%
Alcoa Inc.	796,401	6,888,869
Freeport-McMoRan Copper & Gold Inc.	710,646	26,144,666
Titanium Metals Corp.	61,902	927,292
Vulcan Materials Co.	96,593	3,800,934

		37,761,761
OFFICE & BUSINESS EQUIPMENT—0.28%
Pitney Bowes Inc.	148,861	2,759,883
Xerox Corp.	1,037,898	8,261,668

		11,021,551
OIL & GAS—10.61%
Anadarko Petroleum Corp.	190,694	14,555,673
Apache Corp.	86,216	7,809,445
Chesapeake Energy Corp.	493,305	10,995,769
Chevron Corp.	686,409	73,033,918

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2011

ConocoPhillips	994,859	72,495,375
Denbury Resources Inc.(a)	297,278	4,488,898
Devon Energy Corp.	303,037	18,788,294
EQT Corp.	44,560	2,441,442
Exxon Mobil Corp.	1,292,890	109,585,356
Hess Corp.	223,884	12,716,611
Marathon Oil Corp.	528,300	15,463,341
Marathon Petroleum Corp.	266,773	8,880,873
Murphy Oil Corp.	144,809	8,071,654
Nabors Industries Ltd.(a)	214,965	3,727,493
Newfield Exploration Co.(a)	31,837	1,201,210
Noble Corp.(a)	188,897	5,708,467
Noble Energy Inc.	48,608	4,588,109
Occidental Petroleum Corp.	170,619	15,987,000
QEP Resources Inc.	132,299	3,876,361
Range Resources Corp.	32,620	2,020,483
Rowan Companies Inc.(a)(b)	93,233	2,827,757
Sunoco Inc.	79,703	3,269,417
Tesoro Corp.(a)(b)	105,905	2,473,941
Valero Energy Corp.	418,829	8,816,351

		413,823,238
OIL & GAS SERVICES—0.58%
Baker Hughes Inc.	130,641	6,354,378
Halliburton Co.	289,183	9,979,705
National Oilwell Varco Inc.	95,148	6,469,113

		22,803,196
PACKAGING & CONTAINERS—0.23%
Ball Corp.	53,881	1,924,090
Bemis Co. Inc.	76,648	2,305,572
Owens-Illinois Inc.(a)	122,233	2,368,876
Sealed Air Corp.	143,674	2,472,629

		9,071,167
PHARMACEUTICALS—5.70%
AmerisourceBergen Corp.	193,314	7,189,348
Bristol-Myers Squibb Co.	495,923	17,476,327
Cardinal Health Inc.	258,531	10,498,944
DENTSPLY International Inc.	42,607	1,490,819
Eli Lilly and Co.	228,708	9,505,104
Forest Laboratories Inc.(a)	199,909	6,049,246
McKesson Corp.	184,391	14,365,903
Merck & Co. Inc.	799,542	30,142,733
Patterson Companies Inc.	32,117	948,094
Pfizer Inc.	5,759,489	124,635,342

		222,301,860
PIPELINES—0.70%
El Paso Corp.	300,077	7,973,046
ONEOK Inc.	30,802	2,670,225
Spectra Energy Corp.	267,651	8,230,268
Williams Companies Inc. (The)	251,395	8,301,063

		27,174,602

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2011

REAL ESTATE—0.09%
CBRE Group Inc. Class A(a)	242,533	3,691,352

		3,691,352
REAL ESTATE INVESTMENT TRUSTS—1.81%
Apartment Investment and Management Co. Class A	52,751	1,208,525
AvalonBay Communities Inc.(b)	21,982	2,870,849
Boston Properties Inc.	50,817	5,061,373
Equity Residential	64,335	3,669,025
HCP Inc.	170,880	7,079,558
Health Care REIT Inc.	60,971	3,324,749
Host Hotels & Resorts Inc.(b)	528,461	7,805,369
Kimco Realty Corp.(b)	304,517	4,945,356
Plum Creek Timber Co. Inc.(b)	63,626	2,326,167
Prologis Inc.(b)	216,031	6,176,326
Public Storage	30,812	4,142,982
Simon Property Group Inc.	74,745	9,637,620
Vornado Realty Trust	64,888	4,987,292
Weyerhaeuser Co.	401,391	7,493,970

		70,729,161
RETAIL—5.53%
Abercrombie & Fitch Co. Class A	64,196	3,135,333
AutoNation Inc.(a)(b)	35,797	1,319,835
Best Buy Co. Inc.	219,597	5,131,982
Big Lots Inc.(a)(b)	17,273	652,228
CarMax Inc.(a)(b)	169,438	5,164,470
Costco Wholesale Corp.	132,952	11,077,561
CVS Caremark Corp.	975,384	39,776,160
Darden Restaurants Inc.	29,696	1,353,544
GameStop Corp. Class A(a)(b)	103,079	2,487,296
Gap Inc. (The)	259,619	4,815,932
Home Depot Inc. (The)	624,078	26,236,239
J.C. Penney Co. Inc.	106,801	3,754,055
Kohl’s Corp.	66,274	3,270,622
Limited Brands Inc.	56,745	2,289,661
Lowe’s Companies Inc.	939,220	23,837,404
Macy’s Inc.	314,140	10,109,025
Nordstrom Inc.	30,369	1,509,643
Orchard Supply Hardware Stores Corp. Class A(a)(b)	1,249	4,696
Sears Holdings Corp.(a)(b)	28,955	920,190
Staples Inc.	523,365	7,269,540
Target Corp.	195,988	10,038,505
Urban Outfitters Inc.(a)	19,176	528,491
Wal-Mart Stores Inc.	484,384	28,946,788
Walgreen Co.	666,915	22,048,210

		215,677,410
SAVINGS & LOANS—0.15%
Hudson City Bancorp Inc.	396,457	2,477,856
People’s United Financial Inc.	269,399	3,461,777

		5,939,633
SEMICONDUCTORS—2.19%
Advanced Micro Devices Inc.(a)(b)	435,739	2,352,991
Analog Devices Inc.	86,841	3,107,171
Applied Materials Inc.	976,966	10,463,306
Intel Corp.	1,869,658	45,339,206

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2011

Linear Technology Corp.	60,033	1,802,791
LSI Corp.(a)(b)	212,084	1,261,900
Micron Technology Inc.(a)(b)	739,015	4,648,404
Novellus Systems Inc.(a)(b)	22,057	910,733
NVIDIA Corp.(a)(b)	310,734	4,306,773
Teradyne Inc.(a)(b)	51,265	698,742
Texas Instruments Inc.	367,652	10,702,350

		85,594,367
SOFTWARE—2.18%
Adobe Systems Inc.(a)	198,361	5,607,665
Autodesk Inc.(a)	86,228	2,615,295
BMC Software Inc.(a)(b)	31,950	1,047,321
CA Inc.	276,902	5,597,574
Compuware Corp.(a)	610	5,075
Electronic Arts Inc.(a)	128,506	2,647,224
Fidelity National Information Services Inc.	181,519	4,826,590
Microsoft Corp.	2,412,260	62,622,270

		84,969,014
TELECOMMUNICATIONS—8.12%
AT&T Inc.	4,440,058	134,267,354
CenturyLink Inc.	463,490	17,241,828
Cisco Systems Inc.	4,028,067	72,827,451
Corning Inc.	1,179,811	15,313,947
Frontier Communications Corp.	744,063	3,831,924
Harris Corp.	86,478	3,116,667
JDS Uniphase Corp.(a)(b)	172,579	1,801,725
Juniper Networks Inc.(a)(b)	133,297	2,720,592
MetroPCS Communications Inc.(a)	220,934	1,917,707
Motorola Mobility Holdings Inc.(a)	116,375	4,515,350
Motorola Solutions Inc.	214,358	9,922,632
Sprint Nextel Corp.(a)(b)	2,241,775	5,245,754
Verizon Communications Inc.	975,891	39,152,747
Windstream Corp.	436,111	5,119,943

		316,995,621
TEXTILES—0.07%
Cintas Corp.	82,176	2,860,547

		2,860,547
TOYS, GAMES & HOBBIES—0.13%
Hasbro Inc.	35,739	1,139,717
Mattel Inc.	139,163	3,863,165

		5,002,882
TRANSPORTATION—0.95%
CSX Corp.	416,396	8,769,300
Expeditors International of Washington Inc.	46,321	1,897,308
FedEx Corp.	237,962	19,872,207
Norfolk Southern Corp.	60,353	4,397,319
Ryder System Inc.	38,470	2,044,296

		36,980,430

TOTAL COMMON STOCKS
(Cost: $4,096,993,816)		3,894,868,661

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2011

PREFERRED STOCKS—0.00%

RETAIL—0.00%
Orchard Supply Hardware Stores Corp. Series A(b)	1,249	4,696

		4,696

TOTAL PREFERRED STOCKS
(Cost: $7,373)		4,696

SHORT-TERM INVESTMENTS—2.11%

MONEY MARKET FUNDS—2.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	72,266,848	72,266,848
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	6,312,605	6,312,605
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	3,689,762	3,689,762

		82,269,215

TOTAL SHORT-TERM INVESTMENTS
(Cost: $82,269,215)		82,269,215

TOTAL INVESTMENTS IN SECURITIES—101.93%
(Cost: $4,179,270,404)		3,977,142,572
Other Assets, Less Liabilities—(1.93)%		(75,481,188)

NET ASSETS—100.00%		$3,901,661,384

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P ASIA 50 INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.68%

CHINA—24.18%
China Construction Bank Corp. Class H	12,915,960	$9,013,533
China Life Insurance Co. Ltd. Class H	1,353,000	3,344,784
China Mobile Ltd.	923,500	9,025,011
China Petroleum & Chemical Corp. Class H	3,060,000	3,218,938
CNOOC Ltd.	2,835,000	4,957,034
Industrial and Commercial Bank of China Ltd. Class H	10,890,115	6,464,016
PetroChina Co. Ltd. Class H	3,780,000	4,706,384
Ping An Insurance (Group) Co. of China Ltd. Class H	315,000	2,076,584

		42,806,284
HONG KONG—17.19%
AIA Group Ltd.	1,440,000	4,496,176
BOC Hong Kong (Holdings) Ltd.	630,000	1,492,545
Cheung Kong (Holdings) Ltd.	255,000	3,033,760
CLP Holdings Ltd.	342,500	2,912,745
Hang Seng Bank Ltd.(a)	126,600	1,502,097
Hong Kong and China Gas Co. Ltd. (The)	856,440	1,984,899
Hong Kong Exchanges and Clearing Ltd.(a)	189,000	3,019,970
Hutchison Whampoa Ltd.	415,000	3,475,878
Li & Fung Ltd.(a)	1,080,000	1,999,639
Power Assets Holdings Ltd.	202,500	1,497,905
Sun Hung Kai Properties Ltd.	271,000	3,396,834
Swire Pacific Ltd. Class A	135,000	1,629,574

		30,442,022
SINGAPORE—8.53%
DBS Group Holdings Ltd.(a)	315,500	2,803,039
Keppel Corp. Ltd.	252,000	1,807,427
Oversea-Chinese Banking Corp. Ltd.	496,000	2,995,164
Singapore Telecommunications Ltd.	1,305,000	3,109,898
United Overseas Bank Ltd.	225,000	2,649,713
Wilmar International Ltd.(a)	450,000	1,735,241

		15,100,482
SOUTH KOREA—30.95%
Hyundai Heavy Industries Co. Ltd.(b)	10,125	2,258,789
Hyundai Mobis Co. Ltd.(a)(b)	13,546	3,433,535
Hyundai Motor Co.(a)(b)	31,291	5,785,576
KB Financial Group Inc.(b)	69,126	2,178,189
Kia Motors Corp.(b)	47,639	2,758,265
Korea Electric Power Corp.(b)	45,950	1,019,117
KT&G Corp.(b)	24,705	1,745,649
LG Electronics Inc.(b)	19,043	1,229,860
POSCO	12,600	4,156,250
Samsung C&T Corp.(b)	28,035	1,657,277
Samsung Electronics Co. Ltd.	26,439	24,281,651
Shinhan Financial Group Co. Ltd.(b)	85,058	2,934,944
SK Innovation Co. Ltd.(b)	11,025	1,358,984

		54,798,086

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

December 31, 2011

TAIWAN—18.83%
Cathay Financial Holding Co. Ltd.	1,215,904	1,313,123
China Steel Corp.	2,070,358	1,969,230
Chunghwa Telecom Co. Ltd.	675,551	2,231,088
Formosa Chemicals & Fibre Corp.	675,490	1,782,478
Formosa Plastics Corp.	855,030	2,281,661
Hon Hai Precision Industry Co. Ltd.	1,665,271	4,559,298
HTC Corp.	155,311	2,549,277
MediaTek Inc.	212,112	1,943,957
Nan Ya Plastics Corp.	1,080,010	2,143,684
Taiwan Semiconductor Manufacturing Co. Ltd.	4,635,343	11,604,049
United Microelectronics Corp.	2,295,430	962,778

		33,340,623

TOTAL COMMON STOCKS
(Cost: $161,638,210)		176,487,497

SHORT-TERM INVESTMENTS—5.98%

MONEY MARKET FUNDS—5.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	9,691,554	9,691,554
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	846,570	846,570
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	57,219	57,219

		10,595,343

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,595,343)		10,595,343

TOTAL INVESTMENTS IN SECURITIES—105.66%
(Cost: $172,233,553)		187,082,840
Other Assets, Less Liabilities—(5.66)%		(10,027,590)

NET ASSETS—100.00%		$177,055,250

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.30%

AUSTRALIA—15.96%
Abacus Property Group	70,728	$137,770
ALE Property Group	45,864	93,099
Aspen Group Ltd.	170,142	74,133
Astro Japan Property Trust	16,842	36,259
Australand Property Group	63,630	156,560
BGP Holdings PLC(a)(b)	1,986,852	258
Bunnings Warehouse Property Trust	109,032	192,261
Centro Retail Australia(a)	60,872	107,026
CFS Retail Property Trust	636,006	1,098,677
Challenger Diversified Property Group	140,070	69,646
Charter Hall Group	65,394	133,414
Charter Hall Office REIT	113,358	407,914
Charter Hall Retail REIT	69,006	226,384
Commonwealth Property Office Fund	668,052	654,067
Cromwell Group	218,946	151,513
Dexus Property Group	1,315,398	1,119,294
FKP Property Group	182,532	89,823
Goodman Group	1,784,706	1,042,918
GPT Group	465,486	1,465,055
ING Office Fund	727,062	447,231
Lend Lease Group	140,574	1,031,874
Mirvac Group	924,756	1,118,711
Peet Ltd.	48,762	39,993
Stockland Corp. Ltd.	644,154	2,106,634
Sunland Group Ltd.(a)	55,020	37,228
Westfield Group	573,048	4,588,290
Westfield Retail Trust	762,258	1,945,853

		18,571,885
AUSTRIA—1.44%
Atrium European Real Estate Ltd.	53,508	241,864
CA Immobilien Anlagen AG(a)	22,176	238,564
conwert Immobilien Invest SE	19,446	215,936
IMMOEAST AG Escrow(a)(b)	100,152	13
IMMOFINANZ AG(a)	295,512	889,996
IMMOFINANZ AG Escrow(a)(b)	112,716	15
S IMMO AG(a)	15,582	91,025

		1,677,413
BELGIUM—0.80%
Aedifica	924	52,898
Befimmo SCA	3,906	254,948
Cofinimmo SA	3,864	455,558
Intervest Offices & Warehouses	1,974	46,510
Warehouses De Pauw SCA	2,604	125,277

		935,191
CANADA—5.43%
Allied Properties Real Estate Investment Trust	7,140	177,264
Artis Real Estate Investment Trust	11,088	152,341
Boardwalk Real Estate Investment Trust	7,014	347,445
Brookfield Office Properties Canada	3,948	94,295
Brookfield Office Properties Inc.	59,262	929,452

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2011

Calloway Real Estate Investment Trust	13,818	363,278
Canadian Apartment Properties Real Estate Investment Trust	10,626	232,817
Canadian Real Estate Investment Trust	9,198	319,773
Canmarc Canada REIT(c)	6,594	103,613
Chartwell Seniors Housing Real Estate Investment Trust	20,034	167,237
Cominar Real Estate Investment Trust	8,442	182,644
Crombie Real Estate Investment Trust	5,544	76,334
Dundee Real Estate Investment Trust	8,358	268,162
Extendicare Real Estate Investment Trust	10,710	89,403
First Capital Realty Inc.	19,110	324,678
H&R Real Estate Investment Trust	21,420	489,299
InnVest Real Estate Investment Trust	12,726	51,616
Killam Properties Inc.	12,936	146,987
Melcor Developments Ltd.	3,696	47,804
Morguard Corp.	1,638	121,983
Morguard Real Estate Investment Trust	7,560	118,792
Northern Property Real Estate Investment Trust	4,116	120,135
NorthWest Healthcare Properties Real Estate Investment Trust	5,628	63,507
Primaris Retail Real Estate Investment Trust	10,752	217,627
RioCan Real Estate Investment Trust	36,582	949,533
TransGlobe Apartment Real Estate Investment Trust	8,274	94,990
Whiterock Real Estate Investment Trust	4,704	61,165

		6,312,174
DENMARK—0.06%
Jeudan A/S	588	39,026
TK Development A/S(a)	12,726	29,785

		68,811
FINLAND—0.39%
Citycon OYJ	39,228	117,634
Sponda OYJ	65,730	266,222
Technopolis OYJ	17,220	74,886

		458,742
FRANCE—6.77%
Altarea	84	13,140
ANF Immobilier	3,276	118,439
Fonciere des Regions	10,668	686,894
Gecina SA	7,182	606,015
Icade	6,342	500,476
Klepierre	25,536	730,616
Mercialys	12,894	416,785
Societe de la Tour Eiffel	1,680	83,812
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,478	241,036
Unibail-Rodamco SE	24,864	4,483,303

		7,880,516
GERMANY—1.43%
Alstria Office REIT AG	16,296	194,538
Colonia Real Estate AG(a)	6,636	25,835
Deutsche EuroShop AG	12,684	408,350
Deutsche Wohnen AG Bearer	23,562	313,976
DIC Asset AG	8,609	59,902
GAGFAH SA	25,242	130,220
GSW Immobilien AG(a)	5,838	169,760
Hamborner REIT AG	3,150	26,171
IVG Immobilien AG(a)	40,068	109,230
PATRIZIA Immobilien AG(a)	9,030	40,172
Prime Office REIT AG(a)	9,912	55,934
TAG Immobilien AG(a)	15,666	125,275

		1,659,363

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2011

HONG KONG—20.19%
Champion REIT	714,000	268,442
Cheung Kong (Holdings) Ltd.	378,000	4,497,103
Chinese Estates Holdings Ltd.	147,000	236,590
CSI Properties Ltd.	1,512,000	43,803
Emperor International Holdings Ltd.	295,000	45,580
Far East Consortium International Ltd.	294,000	41,640
Fortune REIT(c)	252,000	122,973
Fragrance Group Ltd.	168,000	40,813
Great Eagle Holdings Ltd.	84,000	164,829
Hang Lung Group Ltd.(c)	168,000	920,403
Hang Lung Properties Ltd.(c)	546,000	1,553,653
Henderson Land Development Co. Ltd.	252,929	1,257,057
HKR International Ltd.	201,600	63,076
Hongkong Land Holdings Ltd.(c)	336,000	1,525,440
Hopewell Holdings Ltd.	168,000	429,593
Hopson Development Holdings Ltd.(c)	168,000	87,173
Hysan Development Co. Ltd.	168,000	551,593
K. Wah International Holdings Ltd.(c)	252,000	63,920
Kerry Properties Ltd.	210,000	694,899
Kowloon Development Co. Ltd.	84,000	73,546
Lai Fung Holdings Ltd.	1,386,000	30,516
Lai Sun Development Co. Ltd.(a)	2,975,000	39,837
Link REIT (The)	609,000	2,242,603
Mapletree Commercial Trust	252,000	165,195
New World China Land Ltd.(c)	755,999	150,877
Pacific Century Premium Developments Ltd.(a)	294,000	42,397
Perennial China Retail Trust(a)(c)	126,000	46,157
Prosperity REIT	294,000	56,782
Regal Real Estate Investment Trust	210,000	48,399
Shanghai Industrial Urban Development Group Ltd.(a)	336,000	60,567
Shui On Land Ltd.	693,000	210,579
Silver Grant International Industries Ltd.	420,000	88,147
Sino Land Co. Ltd.	924,000	1,315,819
Sinolink Worldwide Holdings Ltd.(a)	504,000	37,638
SRE Group Ltd.	588,000	26,119
Sun Hung Kai Properties Ltd.	420,000	5,264,466
Sunlight Real Estate Investment Trust(c)	336,000	96,042
TAI Cheung Holdings Ltd.	84,000	51,374
Tian An China Investments Co. Ltd.(c)	277,200	141,694
Tomson Group Ltd.(c)	216,953	51,119
Wheelock and Co. Ltd.	210,000	520,228
Yuexiu Real Estate Investment	210,000	92,743
Zhuguang Holdings Group Co. Ltd.(a)	252,000	28,228

		23,489,652
ISRAEL—0.77%
Africa Israel Properties Ltd.(a)	2,898	18,621
Airport City Ltd.(a)	8,610	36,365
AL-ROV (Israel) Ltd.(a)	924	18,711
Alony Hetz Properties & Investments Ltd.	18,312	80,839
Amot Investments Ltd.	26,586	64,342
Azrieli Group Ltd.	8,610	202,654
British Israel Investments Ltd.	14,196	48,858
Elbit Imaging Ltd.(a)	3,486	7,967
Gazit Globe Ltd.	17,388	164,615
Industrial Buildings Corp. Ltd.	20,958	32,393

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2011

Jerusalem Economy Ltd.	4,662	28,896
Melisron Ltd.	2,930	46,823
Nitsba Holdings (1995) Ltd.(a)	6,930	55,222
Norstar Holdings Inc.	2,940	51,576
REIT 1 Ltd.	24,402	40,836

		898,718
ITALY—0.13%
Beni Stabili SpA	219,618	98,587
Immobiliare Grande Distribuzione SpA	40,194	38,585
Prelios SpA(a)	184,338	19,718

		156,890
JAPAN—22.05%
Advance Residence Investment Corp.	252	486,379
AEON Mall Co. Ltd.	21,000	445,984
BLife Investment Corp.	42	260,931
DA Office Investment Corp.	42	89,088
Daibiru Corp.	12,600	79,262
Daito Trust Construction Co. Ltd.	21,000	1,801,404
Daiwa House Industry Co. Ltd.	126,000	1,503,353
Frontier Real Estate Investment Corp.	42	340,629
Fukuoka REIT Corp.	42	276,761
Global One Real Estate Investment Corp. Ltd.	42	274,032
Heiwa Real Estate Co. Ltd.	42,000	83,520
Heiwa Real Estate REIT Inc.	126	60,429
Hulic Co. Ltd.	21,000	245,100
Iida Home Max Co. Ltd.	4,200	31,443
Industrial & Infrastructure Fund Investment Corp.	42	207,161
Japan Excellent Inc.	42	165,129
Japan Logistics Fund Inc.	42	364,102
Japan Prime Realty Investment Corp.	168	395,872
Japan Real Estate Investment Corp.	126	982,584
Japan Rental Housing Investments Inc.	210	93,618
Japan Retail Fund Investment Corp.	462	684,533
Kenedix Realty Investment Corp.	84	244,554
Leopalace21 Corp.(a)(c)	37,800	74,185
MID REIT Inc.	42	99,568
Mitsubishi Estate Co. Ltd.	336,000	5,022,095
Mitsui Fudosan Co. Ltd.	210,000	3,062,386
Mori Hills REIT Investment Corp.	42	137,452
MORI TRUST Sogo REIT Inc.	42	342,813
Nippon Accommodations Fund Inc.	42	282,766
Nippon Building Fund Inc.	168	1,375,617
Nomura Real Estate Holdings Inc.	25,200	375,347
Nomura Real Estate Office Fund Inc.	84	431,791
Nomura Real Estate Residential Fund Inc.	42	180,959
NTT Urban Development Corp.	252	171,952
ORIX JREIT Inc.	84	346,634
Premier Investment Corp.	42	136,361
Sankei Building Co. Ltd. (The)	8,400	32,316
Sekisui House SI Investment Corp.	42	160,107
Shoei Co. Ltd.	8,400	35,264
Sumitomo Realty & Development Co. Ltd.	126,000	2,207,538
Takara Leben Co. Ltd.	8,400	49,566
TOC Co. Ltd.	16,800	76,423
Tokyo Tatemono Co. Ltd.(a)	126,000	381,570
Tokyo Theatres Co. Inc.	42,000	56,226
Tokyu Land Corp.	126,000	476,553
TOKYU REIT Inc.	42	210,983
Top REIT Inc.	42	188,601
United Urban Investment Corp.	546	619,519

		25,650,460

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2011

NETHERLANDS—1.91%
Corio NV	25,032	1,092,004
Eurocommercial Properties NV	10,038	319,646
Nieuwe Steen Investments NV	14,557	178,578
VastNed Retail NV	5,208	233,923
Wereldhave NV	5,922	394,453

		2,218,604
NEW ZEALAND—0.61%
AMP NZ Office Trust	248,850	159,185
DNZ Property Fund Ltd.	21,504	20,969
Goodman Property Trust	229,026	177,770
ING Property Trust	177,072	109,126
Kiwi Income Property Trust	289,338	227,969
Vital Healthcare Property Trust	19,698	16,903

		711,922
NORWAY—0.24%
Norwegian Property ASA	134,232	165,542
Olav Thon Eiendomsselskap ASA	842	111,177

		276,719
SINGAPORE—8.28%
AIMS AMP Capital Industrial REIT	109,200	79,585
Ascendas India Trust	168,000	89,400
Ascendas Real Estate Investment Trust	462,935	653,354
Ascott Residence Trust	168,800	128,880
Bukit Sembawang Estates Ltd.(c)	42,000	126,973
Cache Logistics Trust	126,000	92,315
Cambridge Industrial Trust	336,440	123,248
CapitaCommercial Trust	546,000	444,245
CapitaLand Ltd.	672,000	1,145,351
CapitaMall Trust Management Ltd.	714,000	936,105
CapitaMalls Asia Ltd.(c)	294,000	256,214
CapitaRetail China Trust	84,000	74,500
CDL Hospitality Trusts	168,000	200,177
City Developments Ltd.	126,000	864,844
First REIT	42,000	24,617
Frasers Centrepoint Trust	126,000	139,930
Frasers Commercial Trust	134,600	76,816
Global Logistic Properties Ltd.(a)	630,000	852,697
GuocoLand Ltd.(c)	84,000	114,017
Ho Bee Investment Ltd.	84,000	66,402
K-REIT Asia	168,100	107,603
Keppel Land Ltd.(c)	210,000	359,542
Lippo Malls Indonesia Retail Trust	378,000	102,032
Mapletree Industrial Trust	294,640	244,274
Mapletree Logistics Trust	420,040	273,731
Parkway Life REIT	126,000	173,941
Saizen REIT	378,000	40,813
Singapore Land Ltd.(c)	42,000	180,743
Starhill Global REIT	420,000	183,010
Suntec REIT	630,000	522,307
United Industrial Corp. Ltd.(c)	116,000	244,229
UOL Group Ltd.	168,000	518,259
Wheelock Properties (Singapore) Ltd.	84,000	97,821
Wing Tai Holdings Ltd.	126,000	91,829

		9,629,804

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2011

SPAIN—0.08%
Inmobiliaria Colonial SA(a)	19,866	59,057
Realia Business SA(a)	23,772	33,637

		92,694
SWEDEN—1.94%
Castellum AB	46,830	582,702
Fabege AB	35,700	280,692
Fastighets AB Balder Class B(a)	15,792	58,282
HEBA Fastighets AB	8,400	73,520
Hufvudstaden AB Class A	32,424	331,320
Klovern AB	21,630	81,720
Kungsleden AB	36,246	243,216
Sagax AB	2,142	51,556
Wallenstam AB Class B	33,852	313,568
Wihlborgs Fastigheter AB	18,186	241,408

		2,257,984
SWITZERLAND—2.31%
Allreal Holding AG Registered(a)	2,016	294,283
Intershop Holdings AG Bearer	336	114,982
Mobimo Holding AG Registered(a)	1,470	326,981
PSP Swiss Property AG Registered(a)	9,702	815,503
Swiss Prime Site AG Registered(a)	14,994	1,131,245

		2,682,994
UNITED KINGDOM—8.51%
Big Yellow Group PLC	31,500	120,085
British Land Co. PLC	240,450	1,728,286
Capital & Counties Properties PLC	164,010	470,523
Capital Shopping Centres Group PLC	161,826	785,415
CLS Holdings PLC(a)	4,956	45,443
Derwent London PLC	22,260	539,671
Development Securities PLC	32,844	76,564
Grainger PLC	112,224	186,616
Great Portland Estates PLC	85,554	429,459
Hammerson PLC	192,234	1,075,504
Hansteen Holdings PLC	174,888	207,922
Helical Bar PLC	28,098	81,330
Invista Foundation Property Trust Ltd.	101,346	52,369
Land Securities Group PLC	210,462	2,078,588
London & Stamford Property PLC	145,530	244,262
Metric Property Investments PLC	54,264	71,682
Primary Health Properties PLC	19,320	95,630
Raven Russia Ltd.	147,462	119,169
Safestore Holdings PLC	42,714	66,382
SEGRO PLC	198,240	642,357
Shaftesbury PLC	68,796	499,511
St. Modwen Properties PLC	40,152	70,512
UNITE Group PLC	43,260	112,947
Workspace Group PLC	30,450	106,830

		9,907,057

TOTAL COMMON STOCKS
(Cost: $142,657,535)		115,537,593

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2011

RIGHTS—0.00%

HONG KONG—0.00%
Allied Cement Holdings Ltd.(a)	5,656	728

		728

TOTAL RIGHTS
(Cost: $0)		728

WARRANTS—0.00%

NETHERLANDS—0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)(a)(b)	5,460	1

		1

TOTAL WARRANTS
(Cost: $0)		1

SHORT-TERM INVESTMENTS—2.59%

MONEY MARKET FUNDS—2.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	2,729,745	2,729,745
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	238,447	238,447
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	43,133	43,133

		3,011,325

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,011,325)		3,011,325

TOTAL INVESTMENTS IN SECURITIES—101.89%
(Cost: $145,668,860)		118,549,647
Other Assets, Less Liabilities—(1.89)%		(2,202,379)

NET ASSETS—100.00%		$116,347,268

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—86.72%

BRAZIL—21.90%
Centrais Eletricas Brasileiras SA SP ADR	339,200	$3,293,632
CPFL Energia SA SP ADR(a)	209,805	5,918,599
Ultrapar Participacoes SA SP ADR	771,273	13,265,896

		22,478,127
CHILE—7.57%
Empresa Nacional de Electricidad SA SP ADR	92,158	4,087,207
Enersis SA SP ADR	209,025	3,685,111

		7,772,318
CHINA—28.06%
Beijing Capital International Airport Co. Ltd. Class H	5,396,000	2,709,603
China Merchants Holdings (International) Co. Ltd.(a)	2,556,000	7,421,240
China Oilfield Services Ltd. Class H	3,408,000	5,379,713
China Resources Power Holdings Co. Ltd.	1,278,000	2,464,970
COSCO Pacific Ltd.	3,976,000	4,643,257
Huaneng Power International Inc. Class H SP ADR	48,635	1,022,308
Jiangsu Expressway Co. Ltd. Class H	2,556,000	2,353,076
Sichuan Expressway Co. Ltd. Class H	1,704,000	684,531
Zhejiang Expressway Co. Ltd. Class H	3,266,000	2,119,414

		28,798,112
CZECH REPUBLIC—5.84%
CEZ AS	149,739	5,990,993

		5,990,993
INDONESIA—3.38%
PT Perusahaan Gas Negara Tbk	9,909,000	3,469,652

		3,469,652
MEXICO—6.21%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	89,181	3,010,750
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	60,068	3,360,204

		6,370,954
RUSSIA—7.29%
Eurasia Drilling Co. Ltd. SP GDR(b)	63,900	1,501,650
Novorossiysk Commercial Sea Port PJSC SP GDR(a)(b)	176,596	1,322,704
RusHydro OJSC SP ADR	931,013	2,839,590
TMK OAO SP GDR(a)(b)	201,924	1,817,316

		7,481,260
SOUTH KOREA—4.17%
Korea Electric Power Corp. SP ADR(c)	389,719	4,279,115

		4,279,115

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

December 31, 2011

TURKEY—2.30%
TAV Havalimanlari Holding AS(c)	553,960	2,364,141

		2,364,141

TOTAL COMMON STOCKS
(Cost: $99,443,557)		89,004,672

INVESTMENT COMPANIES—4.05%

EXCHANGE-TRADED FUNDS—4.05%	309,986	4,153,813

iShares MSCI Malaysia Index Fund(d)		4,153,813

TOTAL INVESTMENT COMPANIES
(Cost: $4,102,538)		4,153,813

PREFERRED STOCKS—8.17%

BRAZIL—8.17%
Companhia Energetica de Minas Gerais SP ADR	471,724	8,391,970

		8,391,970

TOTAL PREFERRED STOCKS
(Cost: $7,961,181)		8,391,970

SHORT-TERM INVESTMENTS—5.84%

MONEY MARKET FUNDS—5.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	5,090,615	5,090,615
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	444,672	444,672
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	459,624	459,624

		5,994,911

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,994,911)		5,994,911

TOTAL INVESTMENTS IN SECURITIES—104.78%
(Cost: $117,502,187)		107,545,366

Other Assets, Less Liabilities—(4.78)%		(4,910,947)

NET ASSETS—100.00%		$102,634,419

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

December 31, 2011

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—98.89%

AUSTRIA—0.27%
Erste Group Bank AG	37,076	$653,849
OMV AG	24,665	750,522
Telekom Austria AG	49,864	597,985
voestalpine AG	17,073	480,279

		2,482,635
BELGIUM—1.52%
Ageas	386,988	602,842
Anheuser-Busch InBev NV	124,118	7,621,961
Belgacom SA	23,586	742,184
Colruyt SA	12,887	489,331
Delhaize Group SA	15,447	870,380
Groupe Bruxelles Lambert SA	12,466	833,573
KBC Groep NV	31,707	400,532
Solvay SA	9,214	761,447
UCB SA	18,157	766,277
Umicore	18,909	782,304

		13,870,831
DENMARK—1.29%
A.P. Moller - Maersk A/S Class B	208	1,377,621
Carlsberg A/S Class B	15,989	1,131,030
Danske Bank A/S(a)	111,668	1,422,827
Novo Nordisk A/S Class B	65,040	7,497,603
Vestas Wind Systems A/S(a)	31,707	343,356

		11,772,437
FINLAND—1.18%
Fortum OYJ	67,489	1,444,703
Kone OYJ Class B	32,520	1,692,855
Metso OYJ	20,596	766,006
Nokia OYJ	578,364	2,832,030
Sampo OYJ Class A	74,254	1,847,851
Stora Enso OYJ Class R	95,934	576,356
UPM-Kymmene OYJ	79,945	883,173
Wartsila OYJ Class B	24,661	714,545

		10,757,519
FRANCE—14.56%
Accor SA	24,661	626,988
Air France-KLM(a)(b)	23,577	121,600
Alcatel-Lucent(a)(b)	357,991	560,924
ALSTOM	31,436	956,147
ArcelorMittal	142,566	2,615,068
AXA	284,112	3,704,797
BNP Paribas SA	164,576	6,484,106
Bouygues SA	35,230	1,113,390
Cap Gemini SA	23,853	747,644
Carrefour SA	90,514	2,069,776
Casino Guichard-Perrachon SA	6,775	572,376
Christian Dior SA	8,672	1,031,305
Compagnie de Saint-Gobain	67,750	2,609,027

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2011

Compagnie Generale des Etablissements Michelin Class B	27,919	1,655,401
Credit Agricole SA	169,936	961,827
Danone SA	98,915	6,236,704
Dassault Systemes SA	9,214	740,754
Edenred SA	25,214	622,554
Electricite de France	43,902	1,071,438
Essilor International SA	32,791	2,322,065
European Aeronautic Defence and Space Co. NV	62,601	1,962,562
France Telecom SA	293,493	4,623,410
GDF Suez	219,239	6,010,860
Hermes International(b)	7,859	2,350,068
L’Air Liquide SA	43,635	5,414,674
L’Oreal SA	36,043	3,775,890
Lafarge SA	28,726	1,012,814
Lagardere SCA	20,325	538,252
LVMH Moet Hennessy Louis Vuitton SA	40,379	5,734,529
Pernod Ricard SA	26,829	2,495,779
PPR SA	11,655	1,674,128
PSA Peugeot Citroen SA	25,474	400,466
Publicis Groupe SA	23,577	1,087,907
Renault SA	31,978	1,112,528
Safran SA	33,604	1,012,273
Sanofi	178,589	13,156,654
Schneider Electric SA	83,472	4,408,051
SES SA Class A FDR	43,089	1,037,333
Societe Generale	119,008	2,658,005
Societe Television Francaise 1	18,970	185,729
Sodexo	15,176	1,092,799
STMicroelectronics NV	103,793	618,586
Suez Environnement SA	43,631	504,149
Technip SA	16,806	1,584,329
Thales SA	14,363	454,946
Total SA	362,056	18,565,118
Unibail-Rodamco SE	14,092	2,540,971
Valeo SA	13,008	518,579
Vallourec SA	17,886	1,164,651
Veolia Environnement	79,945	878,918
Vinci SA	85,907	3,764,921
Vivendi SA	189,726	4,167,274

		133,331,044
GERMANY—11.15%
Adidas AG	31,436	2,051,042
Allianz SE Registered	69,376	6,656,368
BASF SE	140,378	9,820,466
Bayer AG Registered	127,370	8,168,061
Bayerische Motoren Werke AG	49,593	3,332,265
Beiersdorf AG	15,718	894,117
Commerzbank AG(a)(b)	591,322	1,000,215
Daimler AG Registered	137,668	6,061,969
Deutsche Bank AG Registered	143,630	5,488,253
Deutsche Boerse AG(a)	30,085	1,582,112
Deutsche Lufthansa AG Registered	34,433	410,562
Deutsche Post AG Registered	129,827	2,002,195
Deutsche Telekom AG Registered	451,486	5,195,746
E.ON AG	305,688	6,615,137
Fresenius Medical Care AG & Co. KGaA	29,539	2,013,168
Fresenius SE & Co. KGaA	17,821	1,653,642
HeidelbergCement AG	20,596	876,696
Hochtief AG	5,426	314,821
Infineon Technologies AG	171,272	1,293,111
K+S AG	25,110	1,138,271

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2011

Linde AG	26,287	3,922,608
MAN SE	9,485	845,900
Merck KGaA	10,031	1,003,065
METRO AG	20,325	744,054
Muenchener Rueckversicherungs-Gesellschaft AG Registered	24,935	3,067,969
Novozymes AS	37,940	1,174,908
Puma AG	813	237,464
QIAGEN NV(a)(b)	36,314	502,052
RWE AG	69,732	2,457,689
Salzgitter AG	5,962	298,980
SAP AG	137,397	7,286,084
Siemens AG Registered	125,744	12,069,564
ThyssenKrupp AG	51,490	1,184,770
Volkswagen AG	5,420	729,279

		102,092,603
GREECE—0.08%
Hellenic Telecommunications Organization SA(b)	27,040	101,094
Hellenic Telecommunications Organization SA SP ADR	36,046	62,359
National Bank of Greece SA(a)	52,390	110,176
National Bank of Greece SA SP ADR(a)	103,156	204,249
OPAP SA	32,890	291,615

		769,493
IRELAND—0.50%
CRH PLC	110,026	2,193,873
Elan Corp. PLC(a)	73,983	1,029,560
Irish Bank Resolution Corp. Ltd.(a)(c)	211,770	27
Kerry Group PLC Class A	20,604	756,541
Ryanair Holdings PLC SP ADR(a)	22,493	626,655

		4,606,656
ITALY—3.77%
Assicurazioni Generali SpA	203,250	3,068,564
Atlantia SpA	51,732	830,718
Banca Monte dei Paschi di Siena SpA	1,055,274	345,079
Banco Popolare SpA	281,027	364,815
Enel SpA	998,436	4,075,000
Eni SpA	450,944	9,372,141
Fiat Industrial SpA(a)	106,232	913,621
Fiat SpA	118,698	547,012
Finmeccanica SpA	58,546	217,212
Intesa Sanpaolo SpA	2,154,957	3,619,910
Luxottica Group SpA	22,558	635,456
Mediaset SpA	108,400	300,858
Mediobanca SpA	74,273	428,672
Pirelli & C. SpA	33,604	283,768
Saipem SpA	38,957	1,661,291
Snam Rete Gas SpA	274,252	1,212,605
Telecom Italia SpA	1,498,630	1,616,666
Tenaris SA	71,273	1,321,229
Terna SpA	197,017	665,993
UniCredit SpA(b)	297,585	2,480,111
Unione di Banche Italiane ScpA	137,816	566,416

		34,527,137
NETHERLANDS—3.69%
AEGON NV(a)	265,244	1,067,756
Akzo Nobel NV	35,772	1,734,902

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2011

ASML Holding NV	66,405	2,799,464
Heineken NV	44,450	2,064,028
ING Groep NV CVA(a)	577,772	4,170,193
Koninklijke Ahold NV	179,944	2,430,549
Koninklijke DSM NV	26,558	1,235,974
Koninklijke KPN NV	229,266	2,751,512
Koninklijke Philips Electronics NV	155,825	3,293,187
PostNL NV	59,078	188,663
Randstad Holding NV	15,989	474,485
Reed Elsevier NV	111,110	1,299,147
TNT Express NV	58,038	435,025
Unilever NV CVA	262,599	9,057,524
Wolters Kluwer NV	44,986	779,913

		33,782,322
NORWAY—1.29%
DnB NOR ASA	140,107	1,374,553
Norsk Hydro ASA	138,627	644,361
Orkla ASA	126,286	944,825
Seadrill Ltd.	51,761	1,734,632
Statoil ASA	161,787	4,161,279
Telenor ASA	111,381	1,830,859
Yara International ASA	28,455	1,144,313

		11,834,822
PORTUGAL—0.35%
Banco Comercial Portugues SA Registered(a)(b)	685,850	121,086
Banco Espirito Santo SA Registered(b)	96,476	169,074
CIMPOR - Cimentos de Portugal SGPS SA	27,642	190,792
Energias de Portugal SA	414,630	1,286,960
Galp Energia SGPS SA Class B	42,005	620,538
Portugal Telecom SGPS SA Registered	136,855	790,580

		3,179,030
SPAIN—4.93%
Abertis Infraestructuras SA	54,743	876,937
Acciona SA	4,065	352,133
Acerinox SA(b)	16,260	209,179
Actividades de Construcciones y Servicios SA(b)	22,493	668,664
Banco Bilbao Vizcaya Argentaria SA	747,689	6,483,691
Banco de Sabadell SA(b)	195,890	746,100
Banco Popular Espanol SA(b)	135,743	620,276
Banco Santander SA	1,315,434	10,023,792
Bankinter SA(b)	41,486	255,812
Distribuidora Internacional de Alimentacion SA(a)	91,327	414,354
Enagas SA	28,726	532,884
Ferrovial SA	63,956	774,203
Gamesa Corporacion Tecnologica SA	31,707	132,125
Gas Natural SDG SA	49,593	853,989
Iberdrola SA	621,945	3,906,902
Industria de Diseno Textil SA	32,791	2,693,680
International Consolidated Airlines Group SA London(a)	118,324	271,050
Red Electrica Corporacion SA	16,808	721,455
Repsol YPF SA	125,744	3,874,373
Telefonica SA	619,777	10,769,083

		45,180,682
SWEDEN—4.58%
Alfa Laval AB	53,658	1,020,671

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2011

Assa Abloy AB Class B	48,238	1,214,517
Atlas Copco AB Class A	94,579	2,041,879
Atlas Copco AB Class B	60,433	1,153,069
Boliden AB	41,192	603,883
Electrolux AB Class B	41,192	659,163
Hennes & Mauritz AB Class B	147,707	4,768,217
Holmen AB Class B	9,756	281,353
Investor AB Class B	70,460	1,319,718
Millicom International Cellular SA SDR	11,111	1,117,535
Nordea Bank AB	391,595	3,041,797
Sandvik AB	162,329	1,999,721
Scania AB Class B	47,154	701,604
Securitas AB Class B	45,799	396,841
Skandinaviska Enskilda Banken AB Class A	260,431	1,523,008
Skanska AB Class B	62,601	1,041,021
SKF AB Class B	62,872	1,335,341
SSAB AB Class A	32,249	285,312
Svenska Cellulosa AB Class B	92,140	1,370,951
Svenska Handelsbanken AB Class A	74,537	1,967,995
Swedbank AB Class A	147,173	1,913,917
Swedish Match AB	33,062	1,178,219
Tele2 AB Class B	46,341	905,148
Telefonaktiebolaget LM Ericsson Class B	456,093	4,683,814
TeliaSonera AB	327,639	2,235,304
Volvo AB Class A	75,338	834,671
Volvo AB Class B	215,987	2,372,445

		41,967,114
SWITZERLAND—13.32%
ABB Ltd. Registered(a)	353,926	6,691,703
Actelion Ltd. Registered(a)	15,176	523,394
Adecco SA Registered(a)	22,493	946,529
Baloise Holding AG Registered	7,791	536,563
Clariant AG Registered(a)	41,194	408,372
Compagnie Financiere Richemont SA Class A Bearer	88,617	4,502,399
Credit Suisse Group AG Registered(a)	159,619	3,767,288
GAM Holding AG(a)	32,249	351,770
Geberit AG Registered(a)	6,504	1,258,929
Givaudan SA Registered(a)	1,349	1,291,151
Holcim Ltd. Registered(a)	41,198	2,213,880
Julius Baer Group Ltd.(a)	31,707	1,245,765
Kuehne & Nagel International AG Registered	8,130	917,244
Lonza Group AG Registered(a)	8,130	482,531
Nestle SA Registered	506,499	29,249,220
Nobel Biocare Holding AG Registered(a)	19,244	224,729
Novartis AG Registered	421,134	24,184,468
Roche Holding AG Bearer	4,065	724,232
Roche Holding AG Genusschein	108,129	18,408,873
SGS SA Registered	813	1,351,957
Swatch Group AG (The) Bearer	4,607	1,731,751
Swiss Life Holding AG Registered(a)	4,878	450,710
Swiss Re AG(a)	57,181	2,927,232
Swisscom AG Registered	3,252	1,237,715
Syngenta AG Registered(a)	14,363	4,223,960
UBS AG Registered(a)	581,837	6,956,409
Zurich Financial Services AG Registered(a)	22,493	5,111,499

		121,920,273
UNITED KINGDOM—36.41%
3i Group PLC	146,611	412,405
Aegis Group PLC	129,925	291,568

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2011

Aggreko PLC	41,744	1,308,516
AMEC PLC	51,490	726,187
Anglo American PLC	200,540	7,414,376
Antofagasta PLC	59,891	1,130,881
ARM Holdings PLC	207,044	1,904,862
Associated British Foods PLC	56,368	969,749
AstraZeneca PLC	198,372	9,171,629
Aviva PLC	440,104	2,057,369
BAE Systems PLC	488,884	2,166,118
Barclays PLC	1,881,938	5,148,971
BG Group PLC	518,423	11,090,206
BHP Billiton PLC	320,864	9,362,246
BP PLC	2,902,681	20,773,423
British American Tobacco PLC	301,081	14,296,995
British Land Co. PLC	138,481	995,362
British Sky Broadcasting Group PLC	164,900	1,877,187
BT Group PLC	1,198,741	3,556,398
Bunzl PLC	50,406	692,490
Burberry Group PLC	67,209	1,237,727
Cable & Wireless Communications PLC	424,118	251,785
Cairn Energy PLC(a)	214,361	883,817
Capita Group PLC	93,766	915,862
Carnival PLC	33,604	1,110,282
Centrica PLC	797,282	3,584,590
Cobham PLC	172,634	492,045
Compass Group PLC	292,680	2,779,159
Cookson Group PLC	43,631	345,138
Daily Mail & General Trust PLC Class A NVS	45,528	282,879
Diageo PLC	380,755	8,322,705
Drax Group PLC	57,455	486,635
Experian PLC	154,470	2,101,742
FirstGroup PLC	74,525	391,469
G4S PLC	213,548	902,036
GKN PLC	239,564	681,321
GlaxoSmithKline PLC	772,079	17,656,358
Hammerson PLC	107,858	603,440
Hays PLC	226,556	225,690
Home Retail Group PLC	122,221	158,413
HSBC Holdings PLC	2,726,802	20,809,346
IMI PLC	50,677	598,554
Imperial Tobacco Group PLC	155,012	5,866,018
InterContinental Hotels Group PLC	45,528	818,636
International Power PLC	233,331	1,222,754
Invensys PLC	128,183	420,332
ITV PLC	605,685	641,493
J Sainsbury PLC	215,716	1,015,455
Johnson Matthey PLC	33,333	951,100
Kingfisher PLC	362,598	1,412,729
Ladbrokes PLC	134,958	272,660
Land Securities Group PLC	120,595	1,191,034
Legal & General Group PLC	896,197	1,431,778
Lloyds Banking Group PLC(a)	6,260,371	2,520,361
Logica PLC	252,844	242,447
London Stock Exchange Group PLC	25,518	315,277
Lonmin PLC	24,119	367,337
Man Group PLC	287,802	562,223
Marks & Spencer Group PLC	241,732	1,168,352
Misys PLC(a)	42,727	154,252
National Grid PLC	539,832	5,243,458
Next PLC	27,110	1,153,144
Old Mutual PLC	859,883	1,810,747
Pearson PLC	125,491	2,359,810
Persimmon PLC	48,509	354,323

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2011

Provident Financial PLC	20,598	301,227
Prudential PLC	393,492	3,904,594
Randgold Resources Ltd.	14,092	1,442,140
Reckitt Benckiser Group PLC	95,127	4,701,214
Reed Elsevier PLC	189,971	1,532,265
Rentokil Initial PLC(a)	291,061	283,390
Resolution Ltd.	201,353	786,688
Rexam PLC	136,584	748,872
Rio Tinto PLC	221,949	10,779,096
Rolls-Royce Holdings PLC(a)	286,176	3,320,031
Royal Bank of Scotland Group PLC(a)	2,972,870	932,344
Royal Dutch Shell PLC Class A	558,802	20,590,582
Royal Dutch Shell PLC Class B	409,210	15,606,299
RSA Insurance Group PLC	546,065	892,769
SABMiller PLC	143,630	5,059,179
Sage Group PLC (The)	200,811	918,141
Schroders PLC	16,274	332,329
SEGRO PLC	115,175	373,202
Serco Group PLC	76,964	566,951
Severn Trent PLC	37,398	869,479
Shire PLC	86,720	3,022,927
Smith & Nephew PLC	137,939	1,340,891
Smiths Group PLC	61,196	870,208
SSE PLC	144,714	2,903,460
Standard Chartered PLC	299,999	6,569,161
Standard Life PLC	361,527	1,159,095
Tate & Lyle PLC	71,273	780,342
Tesco PLC	1,219,771	7,647,987
Tullow Oil PLC	139,836	3,046,815
UBM PLC	36,585	271,434
Unilever PLC	199,727	6,713,862
United Utilities Group PLC	105,419	992,820
Vodafone Group PLC	7,690,438	21,381,617
Whitbread PLC	26,558	645,522
William Hill PLC	105,961	333,959
Wm Morrison Supermarkets PLC	394,847	2,001,667
Wolseley PLC	43,360	1,436,665
WPP PLC	195,417	2,051,478
Xstrata PLC	300,290	4,564,139

		333,338,492

TOTAL COMMON STOCKS
(Cost: $1,226,615,835)		905,413,090

PREFERRED STOCKS—0.67%

GERMANY—0.67%
Henkel AG & Co. KGaA	26,829	1,552,984
Porsche Automobil Holding SE	23,386	1,255,325
Volkswagen AG	22,222	3,339,097

		6,147,406

TOTAL PREFERRED STOCKS
(Cost: $7,474,954)		6,147,406

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2011

SHORT-TERM INVESTMENTS—1.60%

MONEY MARKET FUNDS—1.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	13,445,067	13,445,067
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	1,174,444	1,174,444
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	31,663	31,663

		14,651,174

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,651,174)		14,651,174

TOTAL INVESTMENTS IN SECURITIES—101.16%
(Cost: $1,248,741,963)		926,211,670
Other Assets, Less Liabilities—(1.16)%		(10,599,818)

NET ASSETS—100.00%		$915,611,852

FDR - Fiduciary Depositary Receipts

NVS - Non-Voting Shares

SP ADR - Sponsored American Depositary Receipts

SDR - Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.58%

AUSTRALIA—1.62%
BHP Billiton Ltd.	448,896	$15,840,373

		15,840,373
FINLAND—0.26%
Nokia OYJ	521,472	2,553,451

		2,553,451
FRANCE—6.71%
Alcatel-Lucent(a)(b)	319,144	500,056
AXA	258,051	3,364,964
Carrefour SA	84,000	1,920,821
Compagnie de Saint-Gobain	60,816	2,342,001
France Telecom SA	270,144	4,255,592
GDF Suez	200,928	5,508,828
L’Oreal SA	33,155	3,473,341
LVMH Moet Hennessy Louis Vuitton SA	37,296	5,296,689
Sanofi	160,944	11,856,747
Schneider Electric SA	75,936	4,010,085
Societe Generale	107,856	2,408,928
Total SA	325,920	16,712,175
Vivendi SA	172,704	3,793,391

		65,443,618
GERMANY—6.19%
Allianz SE Registered	63,504	6,092,972
BASF SE	129,024	9,026,171
Bayer AG Registered	114,912	7,369,147
Daimler AG Registered	125,328	5,518,599
Deutsche Bank AG Registered	129,696	4,955,820
Deutsche Telekom AG Registered	410,592	4,725,134
E.ON AG	279,552	6,049,550
Muenchener Rueckversicherungs-Gesellschaft AG Registered	22,512	2,769,846
RWE AG	62,496	2,202,657
Siemens AG Registered	114,240	10,965,351
Volkswagen AG	5,376	723,358

		60,398,605
JAPAN—4.37%
Bridgestone Corp.	84,200	1,909,657
Canon Inc.	168,050	7,448,018
FUJIFILM Holdings Corp.	61,000	1,445,321
Honda Motor Co. Ltd.	217,100	6,625,303
Nissan Motor Co. Ltd.	336,000	3,021,991
Panasonic Corp.	258,800	2,199,834
Seven & I Holdings Co. Ltd.	105,820	2,950,142
Sony Corp.	138,200	2,482,355
Toshiba Corp.	529,700	2,168,644
Toyota Motor Corp.	369,600	12,321,601

		42,572,866

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

December 31, 2011

NETHERLANDS—1.64%
AEGON NV(a)	236,445	951,825
ING Groep NV CVA(a)	533,568	3,851,141
Koninklijke Philips Electronics NV	141,056	2,981,061
Unilever NV CVA	239,232	8,251,553

		16,035,580
SOUTH KOREA—1.95%
Samsung Electronics Co. Ltd. SP GDR(b)(c)	41,328	19,039,810

		19,039,810
SPAIN—2.90%
Banco Bilbao Vizcaya Argentaria SA	685,428	5,943,786
Banco Santander SA	1,191,792	9,081,622
Repsol YPF SA	113,568	3,499,211
Telefonica SA	562,128	9,767,389

		28,292,008
SWEDEN—0.44%
Telefonaktiebolaget LM Ericsson Class B	420,000	4,313,159

		4,313,159
SWITZERLAND—6.87%
ABB Ltd. Registered(a)	325,248	6,149,486
Credit Suisse Group AG Registered(a)	145,488	3,433,772
Nestle SA Registered	458,640	26,485,467
Novartis AG Registered	381,696	21,919,661
Swiss Re AG(a)	51,744	2,648,899
UBS AG Registered(a)	531,888	6,359,221

		66,996,506
UNITED KINGDOM—16.41%
Anglo American PLC	184,800	6,832,435
AstraZeneca PLC	180,432	8,342,182
Aviva PLC	397,152	1,856,580
Barclays PLC	1,695,792	4,639,677
BP PLC	2,638,272	18,881,145
Diageo PLC	348,096	7,608,830
GlaxoSmithKline PLC	702,576	16,066,922
HSBC Holdings PLC	2,487,408	18,982,432
National Grid PLC	495,264	4,810,563
Rio Tinto PLC	200,592	9,741,880
Royal Dutch Shell PLC Class A	508,704	18,744,585
Royal Dutch Shell PLC Class B	368,256	14,044,410
Standard Chartered PLC	271,488	5,944,848
Vodafone Group PLC	6,999,216	19,459,822
Xstrata PLC	271,488	4,126,374

		160,082,685
UNITED STATES—50.22%
3M Co.	97,776	7,991,233
Bristol-Myers Squibb Co.	234,864	8,276,607
Caterpillar Inc.	90,048	8,158,349
Chevron Corp.	277,200	29,494,080
Citigroup Inc.	406,560	10,696,594

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

December 31, 2011

Coca-Cola Co. (The)	315,840	22,099,325
Colgate-Palmolive Co.	68,208	6,301,737
Dell Inc.(a)(b)	215,376	3,150,951
Dow Chemical Co. (The)	164,976	4,744,710
E.I. du Pont de Nemours and Co.	127,680	5,845,190
EMC Corp.(a)(b)	283,248	6,101,162
Exxon Mobil Corp.	666,624	56,503,050
Ford Motor Co.(a)	530,208	5,705,038
General Electric Co.	1,467,984	26,291,593
Goldman Sachs Group Inc. (The)	69,216	6,259,203
Hewlett-Packard Co.	275,184	7,088,740
Intel Corp.	712,320	17,273,760
International Business Machines Corp.	163,968	30,150,436
Johnson & Johnson	380,016	24,921,449
JPMorgan Chase & Co.	528,528	17,573,556
Kimberly-Clark Corp.	54,749	4,027,336
McDonald’s Corp.	142,464	14,293,413
Merck & Co. Inc.	424,368	15,998,674
Microsoft Corp.	1,041,264	27,031,214
Morgan Stanley	206,640	3,126,463
News Corp. Class A NVS	302,400	5,394,816
Nike Inc. Class B	51,744	4,986,569
PepsiCo Inc.	217,392	14,423,959
Pfizer Inc.	1,069,488	23,143,720
Philip Morris International Inc.	241,584	18,959,512
Procter & Gamble Co. (The)	382,704	25,530,184
Texas Instruments Inc.	158,592	4,616,613
United Technologies Corp.	125,328	9,160,224
Wal-Mart Stores Inc.	243,264	14,537,457

		489,856,917

TOTAL COMMON STOCKS
(Cost: $1,158,669,433)		971,425,578

SHORT-TERM INVESTMENTS—0.56%

MONEY MARKET FUNDS—0.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	4,929,184	4,929,184
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	430,571	430,571
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	81,412	81,412

		5,441,167

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,441,167)		5,441,167

TOTAL INVESTMENTS IN SECURITIES—100.14%
(Cost: $1,164,110,600)		976,866,745
Other Assets, Less Liabilities—(0.14)%		(1,398,735)

NET ASSETS—100.00%		$975,468,010

NVS - Non-Voting Shares

SP GDR - Sponsored Global Depositary Receipts

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

December 31, 2011

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—87.02%

AUSTRIA—4.80%
Verbund AG	57,128	$1,537,723

		1,537,723
CHILE—5.50%
Empresa Nacional de Electricidad SA SP ADR	39,738	1,762,380

		1,762,380
CHINA—20.79%
China Longyuan Power Group Corp. Ltd. Class H	2,146,000	1,677,210
GCL-Poly Energy Holdings Ltd.(a)	5,809,000	1,623,043
Hanwha SolarOne Co. Ltd. SP ADR(a)(b)	56,869	55,885
Harbin Electric Co. Ltd. Class H	1,020,000	890,428
JA Solar Holdings Co. Ltd. SP ADR(a)(b)	247,937	332,236
LDK Solar Co. Ltd. SP ADR(a)(b)	80,845	338,741
Suntech Power Holdings Co. Ltd. SP ADR(a)(b)	183,113	404,680
Trina Solar Ltd. SP ADR(a)(b)	118,474	791,406
Yingli Green Energy Holding Co. Ltd. SP ADR(a)(b)	143,560	545,528

		6,659,157
DENMARK—3.41%
Vestas Wind Systems A/S(b)	100,862	1,092,238

		1,092,238
GERMANY—5.07%
Nordex SE(a)(b)	80,142	410,944
SMA Solar Technology AG(a)	13,838	775,407
SolarWorld AG(a)	103,563	436,931

		1,623,282
ITALY—4.78%
Enel Green Power SpA	729,640	1,528,752

		1,528,752
JAPAN—16.17%
Hokuriku Electric Power Co.	106,600	1,990,957
Kyushu Electric Power Co. Inc.	125,800	1,801,814
Tohoku Electric Power Co. Inc.	144,300	1,385,985

		5,178,756
NORWAY—1.28%
Renewable Energy Corp. ASA(a)(b)	738,261	410,698

		410,698
PORTUGAL—5.25%
EDP Renovaveis SA(b)	273,689	1,679,808

		1,679,808

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

December 31, 2011

SPAIN—3.63%
Gamesa Corporacion Tecnologica SA	278,980	1,162,527

		1,162,527
UNITED STATES—16.34%
Covanta Holding Corp.	101,158	1,384,853
First Solar Inc.(a)(b)	31,080	1,049,261
GT Advanced Technologies Inc.(b)	187,368	1,356,544
MEMC Electronic Materials Inc.(b)	164,539	648,284
Ormat Technologies Inc.	25,974	468,311
SunPower Corp.(a)(b)	52,466	326,863

		5,234,116

TOTAL COMMON STOCKS
(Cost: $48,792,075)		27,869,437

PREFERRED STOCKS—12.19%

BRAZIL—12.19%
Companhia Energetica de Minas Gerais SP ADR	113,405	2,017,475
Companhia Paranaense de Energia Class B SP ADR	89,910	1,886,312

		3,903,787

TOTAL PREFERRED STOCKS
(Cost: $2,900,999)		3,903,787

SHORT-TERM INVESTMENTS—16.82%

MONEY MARKET FUNDS—16.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	4,866,991	4,866,991
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	425,138	425,138
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	96,586	96,586

		5,388,715

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,388,715)		5,388,715

TOTAL INVESTMENTS IN SECURITIES—116.03%
(Cost: $57,081,789)		37,161,939
Other Assets, Less Liabilities—(16.03)%		(5,135,280)

NET ASSETS—100.00%		$32,026,659

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

December 31, 2011

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—98.17%

AUSTRALIA—0.50%
Crown Ltd.	67,680	$561,329

		561,329
CANADA—2.09%
Canadian Tire Corp. Ltd. Class A	4,320	279,586
Gildan Activewear Inc.	8,280	155,801
Magna International Inc. Class A	14,895	497,353
Shaw Communications Inc. Class B	20,115	400,028
Thomson Reuters Corp.	18,990	507,830
Tim Hortons Inc.	10,710	519,171

		2,359,769
FRANCE—5.86%
Accor SA	9,180	233,395
Christian Dior SA	2,925	347,851
Compagnie Generale des Etablissements Michelin Class B	10,530	624,355
Hermes International	2,880	861,203
Lagardere SCA	5,445	144,196
LVMH Moet Hennessy Louis Vuitton SA	13,725	1,949,192
PPR SA	3,870	555,888
PSA Peugeot Citroen SA	10,890	171,197
Publicis Groupe SA	6,975	321,846
Renault SA	12,150	422,704
SES SA Class A FDR	12,960	312,001
Societe Television Francaise 1	5,625	55,072
Sodexo	5,085	366,163
Valeo SA	5,760	229,629

		6,594,692
GERMANY—4.05%
Adidas AG	12,060	786,855
Bayerische Motoren Werke AG	18,945	1,272,957
Daimler AG Registered	49,365	2,173,701
Puma AG	315	92,007
Volkswagen AG	1,755	236,141

		4,561,661
GREECE—0.09%
OPAP SA	11,010	97,619

		97,619
HONG KONG—0.59%
Li & Fung Ltd.(a)	360,000	666,547

		666,547
ITALY—0.61%
Fiat SpA	55,170	254,247
Luxottica Group SpA	6,795	191,414
Mediaset SpA	25,065	69,567
Pirelli & C. SpA	20,115	169,860

		685,088

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

December 31, 2011

JAPAN—14.32%
Aisin Seiki Co. Ltd.	9,000	256,642
Bridgestone Corp.	36,000	816,480
Denso Corp.	27,000	746,062
Dentsu Inc.	9,000	274,773
Fast Retailing Co. Ltd.	2,900	527,684
Honda Motor Co. Ltd.	85,500	2,609,228
Isuzu Motors Ltd.	90,000	416,428
Marui Group Co. Ltd.	13,500	105,277
Nikon Corp.	18,000	400,988
Nissan Motor Co. Ltd.	130,500	1,173,720
NOK Corp.	9,000	154,757
Oriental Land Co. Ltd.	2,800	295,867
Panasonic Corp.	94,500	803,262
Sega Sammy Holdings Inc.	9,000	194,528
Sekisui House Ltd.	31,000	275,188
Sharp Corp.	45,000	393,618
Sony Corp.	49,500	889,121
Suzuki Motor Corp.	22,500	465,558
Toyota Industries Corp.	13,500	367,592
Toyota Motor Corp.	139,500	4,650,604
Yamada Denki Co. Ltd.	4,500	306,473

		16,123,850
MEXICO—1.25%
Grupo Elektra SA de CV	5,400	536,202
Grupo Televisa SAB CPO	207,000	871,143

		1,407,345
NETHERLANDS—0.63%
Reed Elsevier NV	37,575	439,343
Wolters Kluwer NV	15,840	274,615

		713,958
SOUTH KOREA—0.97%
Hyundai Motor Co. NVS SP GDR(a)(b)(c)	14,637	395,199
Hyundai Motor Co. SP GDR(d)	7,549	697,889

		1,093,088
SPAIN—0.78%
Industria de Diseno Textil SA	10,665	876,097

		876,097
SWEDEN—1.86%
Electrolux AB Class B	19,665	314,684
Hennes & Mauritz AB Class B	55,035	1,776,617

		2,091,301
SWITZERLAND—1.86%
Compagnie Financiere Richemont SA Class A Bearer	29,475	1,497,548
Swatch Group AG (The) Bearer	1,575	592,036

		2,089,584

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

December 31, 2011

UNITED KINGDOM—6.51%
Aegis Group PLC	41,809	93,825
British Sky Broadcasting Group PLC	56,115	638,801
Burberry Group PLC	25,020	460,771
Carnival PLC	11,385	376,162
Compass Group PLC	100,800	957,152
Daily Mail & General Trust PLC Class A NVS	11,880	73,814
GKN PLC	115,380	328,141
Home Retail Group PLC	27,900	36,162
InterContinental Hotels Group PLC	17,640	317,184
ITV PLC	213,075	225,672
Kingfisher PLC	122,805	478,464
Ladbrokes PLC	52,245	105,552
Marks & Spencer Group PLC	79,875	386,056
Next PLC	9,720	413,447
Pearson PLC	40,050	753,125
Persimmon PLC	17,685	129,176
Reed Elsevier PLC	58,410	471,122
UBM PLC	10,125	75,120
Whitbread PLC	9,585	232,974
William Hill PLC	37,575	118,426
WPP PLC	63,315	664,678

		7,335,824
UNITED STATES—56.20%
Abercrombie & Fitch Co. Class A	4,950	241,758
Amazon.com Inc.(b)	19,125	3,310,537
Apollo Group Inc. Class A(b)	6,165	332,109
AutoNation Inc.(a)(b)	2,835	104,526
AutoZone Inc.(b)	1,395	453,333
Bed Bath & Beyond Inc.(b)	12,735	738,248
Best Buy Co. Inc.	13,860	323,908
Big Lots Inc.(b)	3,285	124,042
BorgWarner Inc.(b)	5,760	367,142
Cablevision NY Group Class A	11,475	163,175
CarMax Inc.(b)	12,150	370,332
Carnival Corp.	22,725	741,744
CBS Corp. Class B NVS	35,145	953,835
Chipotle Mexican Grill Inc.(b)	1,845	623,130
Coach Inc.	15,930	972,367
Comcast Corp. Class A	140,265	3,325,683
D.R. Horton Inc.	15,300	192,933
Darden Restaurants Inc.	7,155	326,125
DeVry Inc.	3,195	122,880
DIRECTV Class A(b)	36,225	1,548,981
Discovery Communications Inc. Series A(b)	14,355	588,124
Dollar Tree Inc.(b)	5,040	418,874
Expedia Inc.	5,220	151,484
Family Dollar Stores Inc.	5,940	342,500
Ford Motor Co.(b)	203,535	2,190,037
GameStop Corp. Class A(a)(b)	6,615	159,620
Gannett Co. Inc.	10,485	140,184
Gap Inc. (The)	15,930	295,502
Genuine Parts Co.	7,335	448,902
Goodyear Tire & Rubber Co. (The)(b)	18,720	265,262
H&R Block Inc.	14,760	241,031
Harley-Davidson Inc.	14,400	559,728
Harman International Industries Inc.	4,095	155,774
Hasbro Inc.	6,075	193,732
Home Depot Inc. (The)	78,930	3,318,217
International Game Technology	16,200	278,640

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

December 31, 2011

Interpublic Group of Companies Inc. (The)	26,010	253,077
J.C. Penney Co. Inc.	7,470	262,571
Johnson Controls Inc.	38,565	1,205,542
Kohl’s Corp.	12,780	630,693
Leggett & Platt Inc.	7,920	182,477
Lennar Corp. Class A	9,090	178,619
Limited Brands Inc.	13,635	550,172
Lowe’s Companies Inc.	62,370	1,582,951
Macy’s Inc.	22,230	715,361
Marriott International Inc. Class A	15,390	448,926
Mattel Inc.	17,820	494,683
McDonald’s Corp.	52,290	5,246,256
McGraw-Hill Companies Inc. (The)	14,490	651,615
Netflix Inc.(a)(b)	3,150	218,264
Newell Rubbermaid Inc.	14,580	235,467
News Corp. Class A NVS	114,075	2,035,098
Nike Inc. Class B	19,395	1,869,096
Nordstrom Inc.	8,955	445,153
O’Reilly Automotive Inc.(b)	6,705	536,065
Omnicom Group Inc.	13,185	587,787
Orchard Supply Hardware Stores Corp. Class A(a)(b)	81	305
Priceline.com Inc.(a)(b)	2,655	1,241,770
PulteGroup Inc.(a)(b)	21,870	138,000
Ralph Lauren Corp.	3,600	497,088
Ross Stores Inc.	11,790	560,379
Scripps Networks Interactive Inc. Class A	3,960	167,983
Sears Holdings Corp.(a)(b)	1,800	57,204
Staples Inc.	34,290	476,288
Starbucks Corp.	39,735	1,828,207
Starwood Hotels & Resorts Worldwide Inc.	11,340	543,980
Target Corp.	33,660	1,724,065
Tiffany & Co.	7,110	471,109
Time Warner Cable Inc.	16,290	1,035,555
Time Warner Inc.	49,320	1,782,425
TJX Companies Inc. (The)	18,990	1,225,805
TripAdvisor Inc.(a)(b)	5,220	131,596
Urban Outfitters Inc.(b)	6,345	174,868
VF Corp.	4,680	594,313
Viacom Inc. Class B NVS	28,350	1,287,374
Walt Disney Co. (The)	90,945	3,410,437
Washington Post Co. (The) Class B	90	33,913
Whirlpool Corp.	3,690	175,091
Wyndham Worldwide Corp.	9,495	359,196
Wynn Resorts Ltd.	4,815	532,009
Yum! Brands Inc.	23,985	1,415,355

		63,278,587

TOTAL COMMON STOCKS
(Cost: $104,848,085)		110,536,339

PREFERRED STOCKS—1.53%

GERMANY—1.53%
Porsche Automobil Holding SE	9,000	483,106
Volkswagen AG	8,280	1,244,160

		1,727,266

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

December 31, 2011

UNITED STATES—0.00%
Orchard Supply Hardware Stores Corp. Series A(a)	81	305

		305

TOTAL PREFERRED STOCKS
(Cost: $2,160,544)		1,727,571

SHORT-TERM INVESTMENTS—2.13%

MONEY MARKET FUNDS—2.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(e)(f)(g)	2,090,670	2,090,670
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(e)(f)(g)	182,623	182,623
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(e)(f)	118,631	118,631

		2,391,924

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,391,924)		2,391,924

TOTAL INVESTMENTS IN SECURITIES—101.83%
(Cost: $109,400,553)		114,655,834
Other Assets, Less Liabilities—(1.83)%		(2,062,906)

NET ASSETS—100.00%		$112,592,928

CPO - Certificates of Participation (Ordinary)

FDR - Fiduciary Depositary Receipts

NVS - Non-Voting Shares

SP GDR - Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—98.05%

AUSTRALIA—2.97%
Coca-Cola Amatil Ltd.	105,140	$1,240,658
Wesfarmers Ltd.	219,240	6,630,566
Woolworths Ltd.	231,000	5,944,215

		13,815,439
BELGIUM—2.35%
Anheuser-Busch InBev NV	151,340	9,293,636
Colruyt SA	14,980	568,804
Delhaize Group SA	19,460	1,096,497

		10,958,937
BRAZIL—0.55%
BRF - Brasil Foods SA SP ADR(a)	130,200	2,545,410

		2,545,410
CANADA—1.10%
George Weston Ltd.	9,380	627,237
Loblaw Companies Ltd.	20,020	756,562
Metro Inc. Class A	19,880	1,054,279
Saputo Inc.	25,620	982,027
Shoppers Drug Mart Corp.	41,720	1,685,599

		5,105,704
DENMARK—0.30%
Carlsberg A/S Class B	19,740	1,396,369

		1,396,369
FRANCE—4.01%
Carrefour SA	114,520	2,618,719
Casino Guichard-Perrachon SA	8,960	756,973
Danone SA	121,660	7,670,802
L’Oreal SA	43,960	4,605,281
Pernod Ricard SA	32,760	3,047,513

		18,699,288
GERMANY—0.42%
Beiersdorf AG	18,200	1,035,306
METRO AG	24,640	902,017

		1,937,323
IRELAND—0.19%
Kerry Group PLC Class A	24,360	894,455

		894,455
JAPAN—4.59%
AEON Co. Ltd.	112,017	1,538,887
Ajinomoto Co. Inc.	140,000	1,681,310
Asahi Group Holdings Ltd.	84,098	1,847,227

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

December 31, 2011

Japan Tobacco Inc.	840	3,952,170
Kao Corp.	98,000	2,678,633
Kirin Holdings Co. Ltd.	164,596	2,002,364
Nippon Meat Packers Inc.	31,000	385,183
Nissin Foods Holdings Co. Ltd.	14,000	548,609
Seven & I Holdings Co. Ltd.	140,037	3,904,073
Shiseido Co. Ltd.	70,000	1,287,367
Unicharm Corp.	22,300	1,099,929
Yakult Honsha Co. Ltd.	14,020	441,883

		21,367,635
MEXICO—1.36%
Fomento Economico Mexicano SAB de CV BD Units	364,009	2,530,653
Grupo Modelo SAB de CV Series C	126,037	799,193
Wal-Mart de Mexico SAB de CV Series V	1,092,010	2,991,508

		6,321,354
NETHERLANDS—3.54%
Heineken NV	53,760	2,496,336
Koninklijke Ahold NV	218,680	2,953,766
Unilever NV CVA	320,740	11,062,914

		16,513,016
SINGAPORE—0.46%
Wilmar International Ltd.(a)	560,000	2,159,411

		2,159,411
SOUTH KOREA—0.22%
KT&G Corp. Class A SP GDR(a)(b)(c)	28,532	1,008,031

		1,008,031
SPAIN—0.11%
Distribuidora Internacional de Alimentacion SA(c)	113,120	513,229

		513,229
SWEDEN—0.33%
Swedish Match AB	42,980	1,531,664

		1,531,664
SWITZERLAND—7.66%
Nestle SA Registered	617,820	35,677,767

		35,677,767
UNITED KINGDOM—15.08%
Associated British Foods PLC	68,180	1,172,961
British American Tobacco PLC	368,620	17,504,121
Diageo PLC	468,300	10,236,300
Imperial Tobacco Group PLC	188,720	7,141,608
J Sainsbury PLC	262,920	1,237,662
Reckitt Benckiser Group PLC	115,080	5,687,299
SABMiller PLC	174,580	6,149,352
Tate & Lyle PLC	87,920	962,604
Tesco PLC	1,504,580	9,433,745
Unilever PLC	245,700	8,259,254
Wm Morrison Supermarkets PLC	484,260	2,454,945

		70,239,851

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

December 31, 2011

UNITED STATES—52.81%
Altria Group Inc.	384,300	11,394,495
Archer-Daniels-Midland Co.	125,720	3,595,592
Avon Products Inc.	80,920	1,413,672
Beam Inc.	29,400	1,506,162
Brown-Forman Corp. Class B NVS	18,900	1,521,639
Campbell Soup Co.(a)	34,020	1,130,825
Clorox Co. (The)	24,360	1,621,402
Coca-Cola Co. (The)	425,040	29,740,049
Coca-Cola Enterprises Inc.	58,940	1,519,473
Colgate-Palmolive Co.	90,020	8,316,948
ConAgra Foods Inc.	78,120	2,062,368
Constellation Brands Inc. Class A(a)(c)	33,600	694,512
Costco Wholesale Corp.	81,340	6,777,249
CVS Caremark Corp.	244,160	9,956,845
Dean Foods Co.(a)(c)	35,700	399,840
Dr Pepper Snapple Group Inc.	40,460	1,597,361
Estee Lauder Companies Inc. (The) Class A	20,860	2,342,995
General Mills Inc.	120,400	4,865,364
H.J. Heinz Co.	60,200	3,253,208
Hershey Co. (The)	28,700	1,773,086
Hormel Foods Corp.	26,180	766,812
J.M. Smucker Co. (The)	21,420	1,674,401
Kellogg Co.	46,340	2,343,414
Kimberly-Clark Corp.	73,080	5,375,765
Kraft Foods Inc. Class A	330,260	12,338,514
Kroger Co. (The)	112,700	2,729,594
Lorillard Inc.	25,340	2,888,760
McCormick & Co. Inc. NVS	25,200	1,270,584
Mead Johnson Nutrition Co. Class A	38,080	2,617,238
Molson Coors Brewing Co. Class B NVS	29,960	1,304,458
PepsiCo Inc.	292,460	19,404,721
Philip Morris International Inc.	325,080	25,512,278
Procter & Gamble Co. (The)	513,940	34,284,938
Reynolds American Inc.	63,140	2,615,259
Safeway Inc.	64,960	1,366,758
Sara Lee Corp.	110,740	2,095,201
SUPERVALU Inc.(a)	41,720	338,766
Sysco Corp.	110,880	3,252,110
Tyson Foods Inc. Class A	55,720	1,150,061
Wal-Mart Stores Inc.	326,620	19,518,811
Walgreen Co.	167,020	5,521,681
Whole Foods Market Inc.	30,100	2,094,358

		245,947,567

TOTAL COMMON STOCKS
(Cost: $420,466,886)		456,632,450

PREFERRED STOCKS—1.53%

BRAZIL—1.12%
Companhia de Bebidas das Americas SP ADR	144,620	5,219,336

		5,219,336

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

December 31, 2011

GERMANY—0.41%
Henkel AG & Co. KGaA	33,040	1,912,504

		1,912,504

TOTAL PREFERRED STOCKS
(Cost: $4,860,161)		7,131,840

SHORT-TERM INVESTMENTS—0.43%

MONEY MARKET FUNDS—0.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	1,531,012	1,531,012
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	133,736	133,736
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	309,092	309,092

		1,973,840

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,973,840)		1,973,840

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $427,300,887)		465,738,130
Other Assets, Less Liabilities—(0.01)%		(37,701)

NET ASSETS—100.00%		$465,700,429

NVS - Non-Voting Shares

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—97.88%

AUSTRALIA—2.25%
Oil Search Ltd.	468,636	$3,002,787
Origin Energy Ltd.	478,828	6,548,535
Santos Ltd.	405,132	5,083,780
Woodside Petroleum Ltd.	262,836	8,250,853
WorleyParsons Ltd.	91,924	2,419,154

		25,305,109
AUSTRIA—0.19%
OMV AG	69,972	2,129,153

		2,129,153
CANADA—9.93%
ARC Resources Ltd.	117,992	2,908,519
Cameco Corp.	173,068	3,129,076
Canadian Natural Resources Ltd.	464,716	17,411,162
Canadian Oil Sands Ltd.	206,584	4,716,993
Cenovus Energy Inc.	321,636	10,685,928
Enbridge Inc.	324,184	12,126,853
Encana Corp.	311,836	5,785,006
Enerplus Corp.	68,992	1,751,479
Husky Energy Inc.	123,088	2,967,651
Imperial Oil Ltd.	104,664	4,665,553
Nexen Inc.	224,812	3,578,888
Penn West Petroleum Ltd.	198,940	3,944,609
Suncor Energy Inc.	675,808	19,499,375
Talisman Energy Inc.	441,784	5,631,580
TransCanada Corp.	290,080	12,685,747

		111,488,419
CHINA—2.75%
China Petroleum & Chemical Corp. Class H	7,448,000	7,834,852
CNOOC Ltd.(a)	6,860,000	11,994,798
PetroChina Co. Ltd. Class H	8,918,000	11,103,580

		30,933,230
COLOMBIA—0.35%
Ecopetrol SA SP ADR(a)	88,816	3,954,088

		3,954,088
FRANCE—4.95%
Technip SA	47,236	4,453,016
Total SA	996,856	51,115,710

		55,568,726
ITALY—3.06%
Eni SpA	1,254,400	26,070,674
Saipem SpA	107,604	4,588,689
Tenaris SA	200,704	3,720,567

		34,379,930

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

December 31, 2011

JAPAN—1.23%
INPEX Corp.	980	6,177,541
JX Holdings Inc.	901,620	5,449,094
TonenGeneral Sekiyu K.K.	196,000	2,142,397

		13,769,032
NORWAY—1.47%
Seadrill Ltd.	144,648	4,847,494
Statoil ASA	452,956	11,650,356

		16,497,850
PORTUGAL—0.15%
Galp Energia SGPS SA Class B	116,032	1,714,135

		1,714,135
SPAIN—0.96%
Repsol YPF SA	350,840	10,809,938

		10,809,938
UNITED KINGDOM—17.84%
AMEC PLC	134,652	1,899,059
BG Group PLC	1,437,072	30,742,124
BP PLC	8,025,416	57,434,958
Cairn Energy PLC(b)	596,820	2,460,706
Royal Dutch Shell PLC Class A	1,513,904	55,783,918
Royal Dutch Shell PLC Class B	1,147,188	43,751,029
Tullow Oil PLC	382,984	8,344,643

		200,416,437
UNITED STATES—52.75%
Alpha Natural Resources Inc.(a)(b)	103,684	2,118,264
Anadarko Petroleum Corp.	210,700	16,082,731
Apache Corp.	162,484	14,717,801
Baker Hughes Inc.	185,808	9,037,701
Cabot Oil & Gas Corp.	44,492	3,376,943
Cameron International Corp.(a)(b)	104,272	5,129,140
Chesapeake Energy Corp.	280,476	6,251,810
Chevron Corp.	840,448	89,423,667
ConocoPhillips	560,364	40,833,725
CONSOL Energy Inc.	100,352	3,682,918
Denbury Resources Inc.(b)	175,812	2,654,761
Devon Energy Corp.	168,756	10,462,872
Diamond Offshore Drilling Inc.	27,440	1,516,334
El Paso Corp.	331,632	8,811,462
EOG Resources Inc.	113,484	11,179,309
EQT Corp.	62,132	3,404,212
Exxon Mobil Corp.	2,026,052	171,728,168
FMC Technologies Inc.(a)(b)	99,568	5,200,437
Halliburton Co.	393,764	13,588,796
Helmerich & Payne Inc.	47,040	2,745,254
Hess Corp.	129,556	7,358,781
Marathon Oil Corp.	296,744	8,685,697
Marathon Petroleum Corp.	153,127	5,097,598
Murphy Oil Corp.	84,868	4,730,542
Nabors Industries Ltd.(a)(b)	132,104	2,290,683
National Oilwell Varco Inc.	180,516	12,273,283

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

December 31, 2011

Newfield Exploration Co.(b)	58,604	2,211,129
Noble Corp.(a)(b)	106,232	3,210,331
Noble Energy Inc.	72,912	6,882,164
Occidental Petroleum Corp.	344,568	32,286,022
Peabody Energy Corp.	120,932	4,004,059
Pioneer Natural Resources Co.	52,332	4,682,667
QEP Resources Inc.	75,460	2,210,978
Range Resources Corp.	66,052	4,091,261
Rowan Companies Inc.(a)(b)	54,880	1,664,510
Schlumberger Ltd.	568,596	38,840,793
Southwestern Energy Co.(b)	145,628	4,651,358
Spectra Energy Corp.	268,716	8,263,017
Sunoco Inc.	47,824	1,961,740
Tesoro Corp.(a)(b)	67,816	1,584,182
Valero Energy Corp.	247,744	5,215,011
Williams Companies Inc. (The)	254,016	8,387,608

		592,529,719

TOTAL COMMON STOCKS
(Cost: $1,099,771,970)		1,099,495,766

PREFERRED STOCKS—1.91%

BRAZIL—1.91%
Petroleo Brasileiro SA SP ADR(a)	913,164	21,450,222

		21,450,222

TOTAL PREFERRED STOCKS
(Cost: $30,639,636)		21,450,222

SHORT-TERM INVESTMENTS—1.35%

MONEY MARKET FUNDS—1.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	13,108,951	13,108,951
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	1,145,084	1,145,084
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	924,546	924,546

		15,178,581

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,178,581)		15,178,581

TOTAL INVESTMENTS IN SECURITIES—101.14%
(Cost: $1,145,590,187)		1,136,124,569
Other Assets, Less Liabilities—(1.14)%		(12,765,345)

NET ASSETS—100.00%		$1,123,359,224

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

December 31, 2011

(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—97.77%

AUSTRALIA—9.15%
AMP Ltd.	111,493	$465,212
ASX Ltd.	6,724	210,802
Australia and New Zealand Banking Group Ltd.	97,744	2,057,254
BGP Holdings PLC(a)(b)	608,993	79
CFS Retail Property Trust	69,700	120,404
Commonwealth Bank of Australia	58,712	2,962,629
Dexus Property Group	182,286	155,110
Goodman Group	214,102	125,114
GPT Group	56,334	177,304
Insurance Australia Group Ltd.	80,504	245,948
Lend Lease Group	16,892	123,995
Macquarie Group Ltd.	13,284	323,990
Mirvac Group	110,372	133,521
National Australia Bank Ltd.	81,918	1,961,828
QBE Insurance Group Ltd.	42,148	559,571
Stockland Corp. Ltd.	80,688	263,881
Suncorp Group Ltd.	49,856	428,322
Westfield Group	75,440	604,034
Westfield Retail Trust	99,384	253,702
Westpac Banking Corp.	112,832	2,313,508

		13,486,208
AUSTRIA—0.12%
Erste Group Bank AG	10,168	179,316

		179,316
BELGIUM—0.30%
Ageas	96,679	150,605
Groupe Bruxelles Lambert SA	2,952	197,393
KBC Groep NV	7,708	97,370

		445,368
CANADA—8.18%
Bank of Montreal	23,862	1,309,510
Bank of Nova Scotia	40,426	2,018,025
Brookfield Asset Management Inc. Class A	19,106	526,130
Canadian Imperial Bank of Commerce	15,006	1,087,447
Manulife Financial Corp.	67,814	722,595
National Bank of Canada	5,986	424,090
Power Corp. of Canada	13,038	304,999
Royal Bank of Canada	53,628	2,737,622
Sun Life Financial Inc.	21,976	407,902
Toronto-Dominion Bank (The)	33,620	2,518,900

		12,057,220
CHILE—0.23%
Banco de Chile SP ADR(c)	2,830	231,353
Banco Santander (Chile) SA SP ADR	1,476	111,733

		343,086

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2011

CHINA—2.77%
China Construction Bank Corp. Class H	2,706,720	1,888,912
China Life Insurance Co. Ltd. Class H	246,000	608,142
Industrial and Commercial Bank of China Ltd. Class H	2,214,000	1,314,158
Ping An Insurance (Group) Co. of China Ltd. Class H	41,000	270,286

		4,081,498
COLOMBIA—0.12%
Bancolombia SA SP ADR	2,952	175,821

		175,821
DENMARK—0.23%
Danske Bank A/S(a)	26,404	336,429

		336,429
FINLAND—0.30%
Sampo OYJ Class A	17,794	442,813

		442,813
FRANCE—2.70%
AXA	69,618	907,813
BNP Paribas SA	39,934	1,573,354
Credit Agricole SA	42,722	241,803
Societe Generale	29,848	666,645
Unibail-Rodamco SE	3,280	591,427

		3,981,042
GERMANY—2.94%
Allianz SE Registered	17,056	1,636,460
Commerzbank AG(a)(c)	143,254	242,313
Deutsche Bank AG Registered	34,686	1,325,388
Deutsche Boerse AG(a)	7,398	389,046
Muenchener Rueckversicherungs-Gesellschaft AG Registered	6,068	746,599

		4,339,806
GREECE—0.05%
National Bank of Greece SA SP ADR(a)	34,820	68,944

		68,944
HONG KONG—2.87%
AIA Group Ltd.	278,800	870,509
BOC Hong Kong (Holdings) Ltd.	123,000	291,402
Cheung Kong (Holdings) Ltd.	82,000	975,562
Hang Seng Bank Ltd.	24,600	291,877
Hong Kong Exchanges and Clearing Ltd.(c)	41,000	655,126
Sun Hung Kai Properties Ltd.	82,000	1,027,824
Swire Pacific Ltd. Class A	10,000	120,709

		4,233,009
IRELAND—0.00%
Irish Bank Resolution Corp. Ltd.(a)(b)	47,975	6

		6

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2011

ITALY—1.80%
Assicurazioni Generali SpA	51,004	770,032
Banca Monte dei Paschi di Siena SpA	253,954	83,044
Banco Popolare SpA	66,174	85,904
Intesa Sanpaolo SpA	518,814	871,507
Mediobanca SpA	17,794	102,700
UniCredit SpA	71,750	597,973
Unione di Banche Italiane ScpA	34,112	140,198

		2,651,358
JAPAN—6.52%
Credit Saison Co. Ltd.	8,200	164,448
Dai-ichi Life Insurance Co. Ltd. (The)	330	324,682
Daiwa House Industry Co. Ltd.	28,000	334,078
Daiwa Securities Group Inc.	82,000	255,784
Mitsubishi Estate Co. Ltd.	46,000	687,549
Mitsubishi UFJ Financial Group Inc.	516,600	2,195,584
Mitsui Fudosan Co. Ltd.	31,000	452,067
Mizuho Financial Group Inc.	828,200	1,119,480
MS&AD Insurance Group Holdings Inc.	16,400	303,956
NKSJ Holdings Inc.	16,400	321,861
Nomura Holdings Inc.	139,400	422,150
ORIX Corp.	4,100	338,913
Shinsei Bank Ltd.	82,000	85,261
Sumitomo Mitsui Financial Group Inc.	49,200	1,371,001
Sumitomo Mitsui Trust Holdings Inc.	142,270	417,897
Sumitomo Realty & Development Co. Ltd.	16,000	280,322
Tokio Marine Holdings Inc.	24,600	545,139

		9,620,172
NETHERLANDS—0.88%
AEGON NV(a)	66,092	266,057
ING Groep NV CVA(a)	143,664	1,036,926

		1,302,983
NORWAY—0.23%
DnB NOR ASA	33,866	332,250

		332,250
PERU—0.14%
Credicorp Ltd.	1,886	206,460

		206,460
PORTUGAL—0.07%
Banco Comercial Portugues SA Registered(a)	264,122	46,630
Banco Espirito Santo SA Registered	31,488	55,183

		101,813
SINGAPORE—1.38%
DBS Group Holdings Ltd.(c)	64,000	568,604
Oversea-Chinese Banking Corp. Ltd.	82,000	495,168
United Overseas Bank Ltd.	82,000	965,673

		2,029,445

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2011

SOUTH KOREA—0.65%
KB Financial Group Inc. SP ADR(a)	13,340	418,075
Shinhan Financial Group Co. Ltd. SP ADR(a)	7,928	540,769

		958,844
SPAIN—3.02%
Banco Bilbao Vizcaya Argentaria SA	183,024	1,587,119
Banco de Sabadell SA(c)	48,298	183,956
Banco Popular Espanol SA(c)	36,485	166,718
Banco Santander SA	320,784	2,444,419
Bankinter SA(c)	11,077	68,303

		4,450,515
SWEDEN—1.66%
Investor AB Class B	17,466	327,139
Nordea Bank AB	99,302	771,349
Skandinaviska Enskilda Banken AB Class A	64,780	378,835
Svenska Handelsbanken AB Class A	18,450	487,134
Swedbank AB Class A	36,900	479,868

		2,444,325
SWITZERLAND—3.54%
Baloise Holding AG Registered	1,804	124,241
Credit Suisse Group AG Registered(a)	38,704	913,482
GAM Holding AG(a)	7,954	86,762
Julius Baer Group Ltd.(a)	7,790	306,068
Swiss Life Holding AG Registered(a)	1,230	113,648
Swiss Re AG(a)	13,940	713,622
UBS AG Registered(a)	143,910	1,720,579
Zurich Financial Services AG Registered(a)	5,494	1,248,503

		5,226,905
UNITED KINGDOM—8.72%
3i Group PLC	35,014	98,492
Aviva PLC	109,277	510,841
Barclays PLC	456,166	1,248,068
British Land Co. PLC	28,864	207,466
Hammerson PLC	22,550	126,162
HSBC Holdings PLC	665,594	5,079,421
Land Securities Group PLC	26,240	259,154
Legal & General Group PLC	224,526	358,706
Lloyds Banking Group PLC(a)	1,525,364	614,096
London Stock Exchange Group PLC	6,068	74,971
Man Group PLC	72,242	141,125
Old Mutual PLC	209,675	441,535
Provident Financial PLC	4,838	70,751
Prudential PLC	96,760	960,143
Resolution Ltd.	52,726	206,001
Royal Bank of Scotland Group PLC(a)	746,200	234,021
RSA Insurance Group PLC	126,362	206,591
Schroders PLC	3,690	75,353
SEGRO PLC	21,238	68,818
Standard Chartered PLC	72,488	1,587,290
Standard Life PLC	91,020	291,820

		12,860,825

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2011

UNITED STATES—39.20%
ACE Ltd.	12,710	891,225
Aflac Inc.	17,466	755,579
Allstate Corp. (The)	19,106	523,695
American Express Co.	37,966	1,790,856
American International Group Inc.(a)(c)	16,154	374,773
American Tower Corp. Class A	14,596	875,906
Ameriprise Financial Inc.	8,610	427,400
Aon Corp.	12,054	564,127
Apartment Investment and Management Co. Class A	4,510	103,324
Assurant Inc.	3,608	148,144
AvalonBay Communities Inc.	3,444	449,786
Bank of America Corp.	377,938	2,101,335
Bank of New York Mellon Corp. (The)	45,346	902,839
BB&T Corp.	25,994	654,269
Berkshire Hathaway Inc. Class B(a)(c)	65,272	4,980,254
BlackRock Inc.(d)	3,772	672,321
Boston Properties Inc.	5,330	530,868
Capital One Financial Corp.	17,387	735,296
CBRE Group Inc. Class A(a)	12,136	184,710
Charles Schwab Corp. (The)	40,672	457,967
Chubb Corp. (The)	10,332	715,181
Cincinnati Financial Corp.	6,560	199,818
Citigroup Inc.	108,814	2,862,896
CME Group Inc.	2,542	619,409
Comerica Inc.	7,544	194,635
Discover Financial Services	20,746	497,904
E*TRADE Financial Corp.(a)	10,086	80,285
Equity Residential	10,824	617,293
Federated Investors Inc. Class B	3,526	53,419
Fifth Third Bancorp	34,194	434,948
First Horizon National Corp.	10,250	82,000
Franklin Resources Inc.	5,494	527,754
Genworth Financial Inc. Class A(a)	18,450	120,848
Goldman Sachs Group Inc. (The)	18,368	1,661,018
Hartford Financial Services Group Inc. (The)	16,482	267,833
HCP Inc.	14,432	597,918
Health Care REIT Inc.	6,232	339,831
Host Hotels & Resorts Inc.(c)	25,996	383,961
Hudson City Bancorp Inc.	19,680	123,000
Huntington Bancshares Inc.	32,226	176,921
IntercontinentalExchange Inc.(a)(c)	2,788	336,093
Invesco Ltd.	17,138	344,302
JPMorgan Chase & Co.	141,204	4,695,033
KeyCorp	35,506	273,041
Kimco Realty Corp.(c)	14,678	238,371
Legg Mason Inc.	4,920	118,326
Leucadia National Corp.	7,216	164,092
Lincoln National Corp.	11,234	218,164
Loews Corp.	11,644	438,397
M&T Bank Corp.	4,674	356,813
Marsh & McLennan Companies Inc.	20,008	632,653
MetLife Inc.	39,360	1,227,245
Moody’s Corp.	7,626	256,844
Morgan Stanley	55,432	838,686
NASDAQ OMX Group Inc. (The)(a)(c)	4,920	120,589
Northern Trust Corp.	9,102	360,985
NYSE Euronext Inc.	9,922	258,964
People’s United Financial Inc.	14,268	183,344
Plum Creek Timber Co. Inc.(c)	5,330	194,865
PNC Financial Services Group Inc. (The)(d)	19,516	1,125,488
Principal Financial Group Inc.	11,480	282,408

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2011

Progressive Corp. (The)	24,026	468,747
Prologis Inc.	16,974	485,287
Prudential Financial Inc.	17,630	883,616
Public Storage	5,002	672,569
Regions Financial Corp.	46,740	200,982
Simon Property Group Inc.	10,906	1,406,220
SLM Corp.	19,516	261,514
State Street Corp.	18,532	747,025
SunTrust Banks Inc.	19,844	351,239
T. Rowe Price Group Inc.	9,430	537,038
Torchmark Corp.	4,100	177,899
Travelers Companies Inc. (The)	15,662	926,721
U.S. Bancorp	70,848	1,916,438
Unum Group	11,398	240,156
Ventas Inc.	10,250	565,082
Vornado Realty Trust	6,642	510,504
Wells Fargo & Co.	195,406	5,385,389
Weyerhaeuser Co.	19,270	359,771
XL Group PLC	12,464	246,413
Zions Bancorp	7,052	114,807

		57,803,666

TOTAL COMMON STOCKS
(Cost: $242,839,315)		144,160,127

PREFERRED STOCKS—1.87%

BRAZIL—1.87%
Banco Bradesco SA SP ADR	71,012	1,184,480
Itau Unibanco Holding SA SP ADR	84,706	1,572,144

		2,756,624

TOTAL PREFERRED STOCKS
(Cost: $2,532,605)		2,756,624

SHORT-TERM INVESTMENTS—3.29%

MONEY MARKET FUNDS—3.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	4,337,192	4,337,192
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	378,860	378,860

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	129,676	129,676

		4,845,728

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,845,728)		4,845,728

TOTAL INVESTMENTS IN SECURITIES—102.93%
(Cost: $250,217,648)		151,762,479
Other Assets, Less Liabilities—(2.93)%		(4,315,914)

NET ASSETS—100.00%		$147,446,565

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.64%

AUSTRALIA—0.98%
CSL Ltd.	125,685	$4,123,274
Sonic Healthcare Ltd.	91,476	1,057,853

		5,181,127
BELGIUM—0.22%
UCB SA	27,783	1,172,522

		1,172,522
CANADA—0.64%
Valeant Pharmaceuticals International Inc.(a)	72,954	3,414,670

		3,414,670
DENMARK—2.18%
Novo Nordisk A/S Class B	100,170	11,547,277

		11,547,277
FRANCE—4.48%
Essilor International SA	50,274	3,560,107
Sanofi	274,428	20,217,114

		23,777,221
GERMANY—3.86%
Bayer AG Registered	195,804	12,556,638
Fresenius Medical Care AG & Co. KGaA	45,360	3,091,415
Fresenius SE & Co. KGaA	27,405	2,542,958
Merck KGaA	15,309	1,530,846
QIAGEN NV(a)(b)	55,188	762,991

		20,484,848
IRELAND—0.30%
Elan Corp. PLC(a)	114,534	1,593,874

		1,593,874
JAPAN—4.73%
Astellas Pharma Inc.	104,635	4,256,662
Daiichi Sankyo Co. Ltd.	151,293	3,000,690
Eisai Co. Ltd.	59,200	2,450,637
Ono Pharmaceutical Co. Ltd.	21,700	1,218,404
Otsuka Holdings Co. Ltd.	113,400	3,189,467
Shionogi & Co. Ltd.	69,700	895,936
Taisho Pharmaceutical Holdings Co. Ltd.(a)	10,800	833,793
Takeda Pharmaceutical Co. Ltd.	170,100	7,472,550
Terumo Corp.	37,800	1,780,933

		25,099,072
SWITZERLAND—12.95%
Actelion Ltd. Registered(a)	25,326	873,450
Lonza Group AG Registered(a)	12,474	740,356

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

December 31, 2011

Nobel Biocare Holding AG Registered(a)	29,484	344,311
Novartis AG Registered	649,404	37,293,332
Roche Holding AG Bearer	6,237	1,111,201
Roche Holding AG Genusschein	166,320	28,315,842

		68,678,492
UNITED KINGDOM—9.10%
AstraZeneca PLC	307,881	14,234,722
GlaxoSmithKline PLC	1,194,858	27,324,717
Shire PLC	133,245	4,644,718
Smith & Nephew PLC	212,058	2,061,394

		48,265,551
UNITED STATES—60.20%
Abbott Laboratories	368,361	20,712,939
Aetna Inc.	85,806	3,620,155
Agilent Technologies Inc.(a)	82,593	2,884,973
Allergan Inc.	72,009	6,318,070
AmerisourceBergen Corp.	60,858	2,263,309
Amgen Inc.	187,488	12,038,604
Baxter International Inc.	133,245	6,592,963
Becton, Dickinson and Co.	50,652	3,784,717
Biogen Idec Inc.(a)	57,456	6,323,033
Boston Scientific Corp.(a)	352,107	1,880,251
Bristol-Myers Squibb Co.	400,680	14,119,963
C.R. Bard Inc.	20,223	1,729,067
Cardinal Health Inc.	81,459	3,308,050
CareFusion Corp.(a)	53,109	1,349,500
Celgene Corp.(a)	105,084	7,103,678
Cerner Corp.(a)(b)	34,398	2,106,878
Cigna Corp.	67,662	2,841,804
Coventry Health Care Inc.(a)	34,398	1,044,667
Covidien PLC	114,156	5,138,162
DaVita Inc.(a)	22,113	1,676,387
DENTSPLY International Inc.	33,642	1,177,134
Edwards Lifesciences Corp.(a)	27,027	1,910,809
Eli Lilly and Co.	240,786	10,007,066
Express Scripts Inc.(a)(b)	115,290	5,152,310
Forest Laboratories Inc.(a)	62,937	1,904,474
Gilead Sciences Inc.(a)(b)	177,849	7,279,360
Hospira Inc.(a)(b)	39,123	1,188,166
Humana Inc.	38,745	3,394,449
Intuitive Surgical Inc.(a)	9,261	4,287,936
Johnson & Johnson	646,002	42,364,811
Laboratory Corp. of America Holdings(a)	23,436	2,014,793
Life Technologies Corp.(a)(b)	42,336	1,647,294
McKesson Corp.	58,023	4,520,572
Medco Health Solutions Inc.(a)	91,665	5,124,074
Medtronic Inc.	249,858	9,557,068
Merck & Co. Inc.	721,224	27,190,145
Mylan Inc.(a)(b)	101,304	2,173,984
Patterson Companies Inc.	22,113	652,776
PerkinElmer Inc.	27,027	540,540
Perrigo Co.	22,302	2,169,985
Pfizer Inc.	1,819,692	39,378,135
Quest Diagnostics Inc.	37,233	2,161,748
St. Jude Medical Inc.	75,600	2,593,080
Stryker Corp.	76,923	3,823,842
Tenet Healthcare Corp.(a)(b)	103,383	530,355
Thermo Fisher Scientific Inc.(a)	89,586	4,028,682
UnitedHealth Group Inc.	252,315	12,787,324

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

December 31, 2011

Varian Medical Systems Inc.(a)(b)	26,649	1,788,947
Waters Corp.(a)	21,168	1,567,490
Watson Pharmaceuticals Inc.(a)	30,051	1,813,277
WellPoint Inc.	82,404	5,459,265
Zimmer Holdings Inc.(a)(b)	42,336	2,261,589

		319,288,650

TOTAL COMMON STOCKS
(Cost: $549,737,295)		528,503,304

SHORT-TERM INVESTMENTS—1.47%

MONEY MARKET FUNDS—1.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	6,873,605	6,873,605
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	600,419	600,419
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	311,083	311,083

		7,785,107

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,785,107)		7,785,107

TOTAL INVESTMENTS IN SECURITIES—101.11%
(Cost: $557,522,402)		536,288,411
Other Assets, Less Liabilities—(1.11)%		(5,870,321)

NET ASSETS—100.00%		$530,418,090

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.74%

AUSTRALIA—2.08%
Asciano Group	81,697	$376,901
Brambles Ltd.	116,955	858,501
Leighton Holdings Ltd.	15,042	293,617
Qantas Airways Ltd.(a)	186,231	278,749
QR National Ltd.	127,719	447,807
Sydney Airport	122,400	333,789
Toll Holdings Ltd.	57,615	249,262
Transurban Group	111,642	643,239

		3,481,865
BRAZIL—0.22%
Embraer SA SP ADR	14,559	367,178

		367,178
CANADA—2.55%
Bombardier Inc. Class B	113,160	451,195
Canadian National Railway Co.	31,188	2,454,916
Canadian Pacific Railway Ltd.	11,799	799,655
SNC-Lavalin Group Inc.	11,109	557,278

		4,263,044
CHILE—0.31%
LAN Airlines SA SP ADR(b)	22,011	511,536

		511,536
DENMARK—0.48%
A.P. Moller - Maersk A/S Class B	94	622,578
Vestas Wind Systems A/S(a)	15,939	172,604

		795,182
FINLAND—0.85%
Kone OYJ Class B	13,869	721,962
Metso OYJ	9,867	366,974
Wartsila OYJ Class B	11,454	331,876

		1,420,812
FRANCE—5.15%
Air France-KLM(a)(b)	13,110	67,615
ALSTOM	15,318	465,907
Bouygues SA	16,560	523,353
Compagnie de Saint-Gobain	31,809	1,224,952
Edenred SA	11,523	284,512
European Aeronautic Defence and Space Co. NV	29,187	915,022
Safran SA	16,077	484,297
Schneider Electric SA	39,399	2,080,612
Thales SA	6,348	201,072
Vallourec SA	8,763	570,605
Vinci SA	40,641	1,781,114

		8,599,061

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2011

GERMANY—4.39%
Deutsche Lufthansa AG Registered	16,491	196,630
Deutsche Post AG Registered	58,857	907,694
Hochtief AG	2,898	168,144
MAN SE	4,761	424,600
Siemens AG Registered	58,719	5,636,156

		7,333,224
HONG KONG—0.77%
Hutchison Whampoa Ltd.	154,000	1,289,844

		1,289,844
IRELAND—0.12%
Ryanair Holdings PLC SP ADR(a)	6,900	192,234

		192,234
ITALY—0.52%
Atlantia SpA	19,803	317,999
Fiat Industrial SpA(a)	52,578	452,183
Finmeccanica SpA	26,634	98,815

		868,997
JAPAN—15.73%
All Nippon Airways Co. Ltd.	138,000	385,625
Asahi Glass Co. Ltd.	69,000	579,335
Central Japan Railway Co.	138	1,165,843
Dai Nippon Printing Co. Ltd.	39,000	375,097
Daikin Industries Ltd.	20,700	567,138
East Japan Railway Co.	23,700	1,509,358
FANUC Corp.	13,800	2,112,867
Furukawa Electric Co. Ltd.	69,000	158,734
ITOCHU Corp.	103,500	1,051,950
JS Group Corp.	20,700	396,835
Kajima Corp.	69,000	211,645
Kawasaki Heavy Industries Ltd.	138,000	344,372
Kintetsu Corp.(b)	69,000	269,938
Komatsu Ltd.	62,100	1,452,013
Kubota Corp.	69,000	578,438
Marubeni Corp.	138,000	841,201
Mitsubishi Corp.	103,500	2,091,792
Mitsubishi Electric Corp.	138,000	1,323,681
Mitsubishi Heavy Industries Ltd.	276,000	1,176,605
Mitsui & Co. Ltd.	110,400	1,717,557
Mitsui O.S.K. Lines Ltd.	74,000	286,613
NGK Insulators Ltd.	20,000	237,588
Nidec Corp.	6,900	599,961
Nippon Express Co. Ltd.	69,000	269,041
Nippon Yusen K.K.	138,000	353,340
NSK Ltd.	21,000	136,470
Obayashi Corp.	69,000	306,707
Odakyu Electric Railway Co. Ltd.	69,000	667,221
Secom Co. Ltd.	13,800	636,730
Shimizu Corp.	69,000	289,667
SMC Corp.	4,500	726,410
Sumitomo Corp.	82,800	1,121,362
Sumitomo Electric Industries Ltd.	55,200	601,217
Taisei Corp.	69,000	174,877
Tokyu Corp.	69,000	339,888

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2011

Toppan Printing Co. Ltd.	31,000	228,048
TOTO Ltd.	7,000	54,042
West Japan Railway Co.	13,800	599,961
Yamato Holdings Co. Ltd.	20,700	348,946

		26,288,113
MEXICO—0.22%
Alfa SAB de CV Series A	34,500	375,770

		375,770
NETHERLANDS—1.24%
Koninklijke Philips Electronics NV	73,002	1,542,816
PostNL NV	29,394	93,868
Randstad Holding NV	7,797	231,382
TNT Express NV	27,945	209,462

		2,077,528
NORWAY—0.28%
Orkla ASA	63,411	474,418

		474,418
SINGAPORE—0.59%
Keppel Corp. Ltd.(b)	138,000	989,781

		989,781
SPAIN—0.74%
Abertis Infraestructuras SA	22,681	363,331
Actividades de Construcciones y Servicios SA	11,247	334,347
Ferrovial SA	29,394	355,822
Gamesa Corporacion Tecnologica SA	18,975	79,070
International Consolidated Airlines Group SA London(a)	49,059	112,381

		1,244,951
SWEDEN—4.20%
Alfa Laval AB	27,462	522,376
Assa Abloy AB Class B	24,633	620,200
Atlas Copco AB Class A	56,235	1,214,065
Atlas Copco AB Class B	20,838	397,592
Sandvik AB	79,281	976,658
Scania AB Class B	25,047	372,674
Securitas AB Class B	22,218	192,515
Skanska AB Class B	33,120	550,768
SKF AB Class B	31,602	671,196
Volvo AB Class A	28,359	314,190
Volvo AB Class B	107,985	1,186,129

		7,018,363
SWITZERLAND—3.04%
ABB Ltd. Registered(a)	166,014	3,138,838
Adecco SA Registered(a)	10,281	432,635
Geberit AG Registered(a)	2,829	547,587
Kuehne & Nagel International AG Registered	3,450	389,237
SGS SA Registered	345	573,709

		5,082,006

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2011

UNITED KINGDOM—4.58%
Aggreko PLC	18,635	584,137
BAE Systems PLC	223,974	992,371
Bunzl PLC	22,287	306,184
Capita Group PLC	39,468	385,505
Cobham PLC	73,968	210,825
Cookson Group PLC	22,080	174,661
Experian PLC	68,310	929,436
FirstGroup PLC	25,461	133,743
G4S PLC	93,081	393,178
Hays PLC	103,914	103,517
IMI PLC	24,357	287,684
Invensys PLC	60,030	196,847
Rentokil Initial PLC(a)	118,335	115,216
Rolls-Royce Holdings PLC(a)	132,342	1,535,347
Serco Group PLC	31,809	234,319
Smiths Group PLC	27,600	392,473
Wolseley PLC	20,631	683,576

		7,659,019
UNITED STATES—51.68%
3M Co.	49,680	4,060,346
Avery Dennison Corp.	7,521	215,702
Boeing Co. (The)	52,785	3,871,780
C.H. Robinson Worldwide Inc.	11,178	780,001
Caterpillar Inc.	46,092	4,175,935
Cintas Corp.	7,659	266,610
Cooper Industries PLC	11,523	623,971
CSX Corp.	73,830	1,554,860
Cummins Inc.	13,938	1,226,823
Danaher Corp.	40,365	1,898,770
Deere & Co.	29,601	2,289,637
Dover Corp.	13,524	785,068
Dun & Bradstreet Corp. (The)	3,174	237,510
Eaton Corp.	24,357	1,060,260
Emerson Electric Co.	52,509	2,446,394
Equifax Inc.	8,004	310,075
Expeditors International of Washington Inc.	14,421	590,684
Fastenal Co.(b)	21,390	932,818
FedEx Corp.	21,804	1,820,852
Flowserve Corp.	4,209	418,038
Fluor Corp.	12,627	634,507
General Dynamics Corp.	25,116	1,667,954
General Electric Co.	747,339	13,384,842
Goodrich Corp.	8,901	1,101,054
Honeywell International Inc.	55,200	3,000,120
Illinois Tool Works Inc.	34,638	1,617,941
Ingersoll-Rand PLC	22,701	691,700
Iron Mountain Inc.	12,972	399,538
Jacobs Engineering Group Inc.(a)	9,729	394,803
Joy Global Inc.	7,935	594,887
L-3 Communications Holdings Inc.	7,107	473,895
Lockheed Martin Corp.	18,354	1,484,839
Masco Corp.	27,600	289,248
Norfolk Southern Corp.	23,391	1,704,268
Northrop Grumman Corp.	18,354	1,073,342
PACCAR Inc.	26,220	982,463
Pall Corp.	8,556	488,975
Parker Hannifin Corp.	11,040	841,800
Pitney Bowes Inc.	13,593	252,014
Precision Castparts Corp.	10,281	1,694,206

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2011

Quanta Services Inc.(a)(b)	15,732	338,867
R.R. Donnelley & Sons Co.	13,800	199,134
Raytheon Co.	24,219	1,171,715
Republic Services Inc.	21,390	589,295
Robert Half International Inc.	10,902	310,271
Rockwell Automation Inc.	10,419	764,442
Rockwell Collins Inc.	10,971	607,464
Roper Industries Inc.	7,038	611,391
Ryder System Inc.	3,450	183,333
Snap-on Inc.	4,485	227,031
Southwest Airlines Co.	53,406	457,155
Stanley Black & Decker Inc.	12,075	816,270
Stericycle Inc.(a)(b)	5,865	457,001
Textron Inc.	21,045	389,122
Tyco International Ltd.	32,913	1,537,366
Union Pacific Corp.	33,810	3,581,831
United Parcel Service Inc. Class B	67,344	4,928,907
United Technologies Corp.	64,170	4,690,185
W.W. Grainger Inc.	4,278	800,799
Waste Management Inc.	32,016	1,047,243
Xylem Inc.	12,351	317,297

		86,364,649

TOTAL COMMON STOCKS
(Cost: $186,107,281)		166,697,575

SHORT-TERM INVESTMENTS—1.71%

MONEY MARKET FUNDS—1.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	2,550,986	2,550,986
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	222,832	222,832
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	79,202	79,202

		2,853,020

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,853,020)		2,853,020

TOTAL INVESTMENTS IN SECURITIES—101.45%
(Cost: $188,960,301)		169,550,595
Other Assets, Less Liabilities—(1.45)%		(2,426,063)

NET ASSETS—100.00%		$167,124,532

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.83%

AUSTRALIA—7.64%
Australian Infrastructure Fund	1,598,250	$3,162,356
Macquarie Atlas Roads Group(a)	1,053,625	1,458,239
Sydney Airport	1,968,875	5,369,187
Transurban Group	3,771,750	21,731,415

		31,721,197

BRAZIL—1.69%
Centrais Eletricas Brasileiras SA SP ADR	96,500	937,015
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR(a)	18,125	1,008,656
CPFL Energia SA SP ADR	32,750	923,878
Ultrapar Participacoes SA SP ADR	240,500	4,136,600

		7,006,149

CANADA—10.76%
AltaGas Ltd.	54,625	1,708,088
Enbridge Inc.	486,750	18,208,011
Pembina Pipeline Corp.	107,750	3,138,586
TransCanada Corp.	445,000	19,460,692
Westshore Terminals Investment Corp.	96,375	2,165,539

		44,680,916

CHILE—0.73%
Empresa Nacional de Electricidad SA SP ADR	35,875	1,591,056
Enersis SA SP ADR	82,250	1,450,068

		3,041,124

CHINA—4.86%
China Merchants Holdings (International) Co. Ltd.(b)	2,750,000	7,984,511
China Resources Power Holdings Co. Ltd.	501,600	967,472
COSCO Pacific Ltd.(b)	4,298,000	5,019,295
Huaneng Power International Inc. Class H SP ADR	29,625	622,718
Jiangsu Expressway Co. Ltd. Class H	3,250,000	2,991,978
Zhejiang Expressway Co. Ltd. Class H	4,000,000	2,595,730

		20,181,704

FRANCE—7.09%
Aeroports de Paris	102,500	7,052,200
Electricite de France	90,875	2,217,825
GDF Suez	449,625	12,327,336
Groupe Eurotunnel SA	1,149,750	7,850,802

		29,448,163

GERMANY—6.25%
E.ON AG	630,875	13,652,236
Fraport AG	121,000	5,968,894
Hamburger Hafen und Logistik AG	62,750	1,859,300
RWE AG(b)	126,375	4,454,058

		25,934,488

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

December 31, 2011

ITALY—6.18%
Ansaldo STS SpA	215,625	2,058,765
Atlantia SpA	875,750	14,062,895
Enel SpA	2,040,375	8,327,553
Societa Iniziative Autostradali e Servizi SpA	159,125	1,202,226

		25,651,439

JAPAN—4.03%
Japan Airport Terminal Co. Ltd.	137,500	1,788,894
Kamigumi Co. Ltd.	625,000	5,393,813
Kansai Electric Power Co. Inc. (The)	212,500	3,261,795
Mitsubishi Logistics Corp.	328,000	3,644,918
Sumitomo Warehouse Co. Ltd. (The)	328,000	1,556,018
Tokyo Electric Power Co. Inc. (The)(a)	450,000	1,070,315

		16,715,753

MEXICO—0.75%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	92,625	3,127,020

		3,127,020

NETHERLANDS—2.24%
Royal Vopak NV	175,625	9,307,594

		9,307,594

NEW ZEALAND—1.26%
Auckland International Airport Ltd.	2,650,375	5,210,245

		5,210,245

NORWAY—0.10%
Frontline Ltd.(b)	35,625	152,100
Ship Finance International Ltd.(b)	29,375	274,362

		426,462

PORTUGAL—0.45%
BRISA - Auto-estradas de Portugal SA(b)	567,875	1,876,141

		1,876,141

RUSSIA—0.32%
RusHydro OJSC SP ADR	431,250	1,315,312

		1,315,312

SINGAPORE—3.53%
Hutchison Port Holdings Trust	16,625,000	10,307,500
SATS Ltd.	1,625,000	2,694,443
SIA Engineering Co.(b)	625,000	1,653,299

		14,655,242

SPAIN—5.55%
Abertis Infraestructuras SA	937,375	15,015,970
Iberdrola SA	1,278,125	8,028,859

		23,044,829

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

December 31, 2011

SWITZERLAND—0.85%
Flughafen Zurich AG Registered	10,125	3,529,836

		3,529,836

UNITED KINGDOM—6.55%
BBA Aviation PLC	1,316,625	3,642,178
Centrica PLC	1,581,000	7,108,197
National Grid PLC	1,098,000	10,665,015
SSE PLC	287,000	5,758,207

		27,173,597

UNITED STATES—29.00%
American Electric Power Co. Inc.	143,125	5,912,494
Dominion Resources Inc.	168,875	8,963,885
Duke Energy Corp.	393,125	8,648,750
El Paso Corp.	512,875	13,627,089
Entergy Corp.	52,625	3,844,256
Exelon Corp.	201,750	8,749,897
FirstEnergy Corp.	125,125	5,543,037
Kinder Morgan Inc.(b)	64,250	2,066,922
NextEra Energy Inc.	128,000	7,792,640
Nordic American Tankers Ltd.(b)	31,125	373,189
Overseas Shipholding Group Inc.(b)	17,875	195,374
PG&E Corp.	117,750	4,853,655
Public Service Enterprise Group Inc.	151,875	5,013,394
Southern Co. (The)	255,125	11,809,736
Southern Union Co.	78,000	3,284,580
Spectra Energy Corp.	415,000	12,761,250
Teekay Corp.	47,250	1,262,993
Williams Companies Inc. (The)	474,750	15,676,245

		120,379,386

TOTAL COMMON STOCKS
(Cost: $414,109,280)		414,426,597

PREFERRED STOCKS—0.50%

BRAZIL—0.50%
Companhia Energetica de Minas Gerais SP ADR	117,625	2,092,549

		2,092,549

TOTAL PREFERRED STOCKS
(Cost: $1,743,873)		2,092,549

SHORT-TERM INVESTMENTS—2.67%

MONEY MARKET FUNDS—2.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	9,831,653	9,831,653
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	858,808	858,808

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

December 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	382,377	382,377

		11,072,838

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,072,838)		11,072,838

TOTAL INVESTMENTS IN SECURITIES—103.00%
(Cost: $426,925,991)		427,591,984

SHORT POSITIONS(f)—(0.69)%

COMMON STOCKS—(0.69)%
WPX Energy Inc.	(158,249)	(2,875,384)

		(2,875,384)

TOTAL SHORT POSITIONS
(Proceeds: $2,874,934)		(2,875,384)
Other Assets, Less Liabilities—(2.31)%		(9,583,737)

NET ASSETS—100.00%		$415,132,863

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—96.78%

AUSTRALIA—12.31%
Alumina Ltd.	710,585	$812,269
Amcor Ltd.	352,704	2,607,081
BHP Billiton Ltd.	924,345	32,617,731
Fortescue Metals Group Ltd.	491,815	2,152,972
Iluka Resources Ltd.	120,240	1,910,687
Incitec Pivot Ltd.	469,437	1,496,740
Newcrest Mining Ltd.	219,939	6,674,254
Orica Ltd.	104,709	2,602,109
Rio Tinto Ltd.	125,417	7,753,227

		58,627,070

AUSTRIA—0.19%
voestalpine AG	32,899	925,479

		925,479

BELGIUM—0.60%
Solvay SA	17,034	1,407,694
Umicore	34,569	1,430,190

		2,837,884

BRAZIL—0.38%
Companhia Siderurgica Nacional SA SP ADR	223,112	1,825,056

		1,825,056

CANADA—12.76%
Agnico-Eagle Mines Ltd.	49,098	1,786,478
Agrium Inc.	45,424	3,050,423
Barrick Gold Corp.	287,908	13,048,813
Eldorado Gold Corp.	158,984	2,189,006
First Quantum Minerals Ltd.	137,107	2,699,725
Goldcorp Inc.	233,299	10,358,407
IAMGOLD Corp.	108,383	1,722,207
Inmet Mining Corp.	14,529	934,593
Kinross Gold Corp.	327,988	3,746,133
Potash Corp. of Saskatchewan Inc.	246,826	10,207,555
Silver Wheaton Corp.	101,870	2,951,304
Teck Resources Ltd. Class B	139,445	4,917,722
Yamana Gold Inc.	214,929	3,170,374

		60,782,740

CHILE—0.79%
CAP SA	21,482	785,130
Empresas CMPC SA	343,853	1,262,350
Sociedad Quimica y Minera de Chile SA Series B SP ADR	31,396	1,690,674

		3,738,154

FINLAND—0.57%
Stora Enso OYJ Class R	176,352	1,059,494
UPM-Kymmene OYJ	149,799	1,654,868

		2,714,362

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

December 31, 2011

FRANCE—3.55%
ArcelorMittal	266,532	4,888,959
L’Air Liquide SA	81,496	10,112,852
Lafarge SA	53,607	1,890,062

		16,891,873

GERMANY—7.28%
BASF SE	264,695	18,517,349
HeidelbergCement AG	40,414	1,720,276
K+S AG	46,927	2,127,266
Linde AG	49,265	7,351,439
Novozymes AS	69,806	2,161,720
Salzgitter AG	11,022	552,726
ThyssenKrupp AG	96,693	2,224,878

		34,655,654

IRELAND—0.87%
CRH PLC	208,082	4,149,069

		4,149,069

JAPAN—7.30%
Asahi Kasei Corp.	358,000	2,158,981
JFE Holdings Inc.	133,600	2,420,567
JSR Corp.	50,100	924,643
Kobe Steel Ltd.	671,000	1,037,809
Kuraray Co. Ltd.	100,200	1,426,033
Mitsubishi Chemical Holdings Corp.	334,000	1,840,603
Mitsubishi Materials Corp.	334,000	907,278
Mitsui Chemicals Inc.	275,000	839,940
Mitsui Mining & Smelting Co. Ltd.	167,000	431,934
Nippon Paper Group Inc.	33,400	729,296
Nippon Steel Corp.	1,503,000	3,750,663
Nitto Denko Corp.	50,100	1,793,286
Oji Paper Co. Ltd.	261,000	1,339,940
Shin-Etsu Chemical Co. Ltd.	107,000	5,270,730
Sumitomo Chemical Co. Ltd.	435,000	1,588,705
Sumitomo Metal Industries Ltd.	1,002,000	1,823,239
Sumitomo Metal Mining Co. Ltd.	167,000	2,146,647
Teijin Ltd.	268,000	825,526
Toray Industries Inc.	427,000	3,057,928
Toyo Seikan Kaisha Ltd.	33,400	455,810

		34,769,558

MEXICO—0.33%
Cemex SAB de CV CPO(a)(b)	2,939,280	1,569,121

		1,569,121

NETHERLANDS—1.20%
Akzo Nobel NV	67,301	3,264,024
Koninklijke DSM NV	52,271	2,432,623

		5,696,647

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

December 31, 2011

NORWAY—0.70%
Norsk Hydro ASA	260,854	1,212,492
Yara International ASA	52,772	2,122,216

		3,334,708

PERU—0.81%
Compania de Minas Buenaventura SA SP ADR	62,792	2,407,445
Southern Copper Corp.	48,263	1,456,578

		3,864,023

PORTUGAL—0.07%
CIMPOR - Cimentos de Portugal SGPS SA	49,265	340,040

		340,040

SOUTH KOREA—1.41%
POSCO	20,374	6,720,590

		6,720,590

SPAIN—0.09%
Acerinox SA(b)	31,730	408,196

		408,196

SWEDEN—0.97%
Boliden AB	77,989	1,143,334
Holmen AB Class B	14,863	428,634
SSAB AB Class A	53,941	477,225
Svenska Cellulosa AB Class B	174,014	2,589,154

		4,638,347

SWITZERLAND—3.18%
Clariant AG Registered(a)	76,653	759,890
Givaudan SA Registered(a)	2,338	2,237,739
Holcim Ltd. Registered(a)	77,321	4,155,043
Syngenta AG Registered(a)	27,221	8,005,320

		15,157,992

TAIWAN—2.74%
China Steel Corp.	3,340,000	3,176,855
Formosa Chemicals & Fibre Corp.	1,082,000	2,855,174
Formosa Plastics Corp.	1,336,000	3,565,137
Nan Ya Plastics Corp.	1,739,000	3,451,696

		13,048,862

UNITED KINGDOM—14.55%
Anglo American PLC	381,428	14,102,176
Antofagasta PLC	112,224	2,119,050
BHP Billiton PLC	608,715	17,761,231
Johnson Matthey PLC	62,291	1,777,367
Lonmin PLC	44,422	676,555
Randgold Resources Ltd.	26,553	2,717,368
Rexam PLC	253,506	1,389,940
Rio Tinto PLC	415,997	20,203,162
Xstrata PLC	560,786	8,523,444

		69,270,293

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

December 31, 2011

UNITED STATES—24.13%
Air Products and Chemicals Inc.	60,621	5,164,303
Airgas Inc.(b)	19,706	1,538,644
Alcoa Inc.	305,944	2,646,416
Allegheny Technologies Inc.	30,728	1,468,798
Ball Corp.	46,927	1,675,763
Bemis Co. Inc.	29,559	889,135
CF Industries Holdings Inc.	18,871	2,735,918
Cliffs Natural Resources Inc.	41,249	2,571,875
Dow Chemical Co. (The)	340,680	9,797,957
E.I. du Pont de Nemours and Co.	266,198	12,186,544
Eastman Chemical Co.	39,579	1,545,956
Ecolab Inc.(b)	86,506	5,000,912
FMC Corp.	20,374	1,752,979
Freeport-McMoRan Copper & Gold Inc.	272,878	10,039,182
International Flavors & Fragrances Inc.	23,380	1,225,580
International Paper Co.	126,085	3,732,116
MeadWestvaco Corp.	49,098	1,470,485
Monsanto Co.	154,308	10,812,362
Mosaic Co. (The)	85,838	4,328,810
Newmont Mining Corp.	142,618	8,558,506
Nucor Corp.	91,516	3,621,288
Owens-Illinois Inc.(a)	47,595	922,391
PPG Industries Inc.	44,422	3,708,793
Praxair Inc.	86,339	9,229,639
Sealed Air Corp.	55,277	951,317
Sherwin-Williams Co. (The)	24,883	2,221,305
Sigma-Aldrich Corp.	34,736	2,169,611
Titanium Metals Corp.	23,547	352,734
United States Steel Corp.	41,750	1,104,705
Vulcan Materials Co.(b)	37,241	1,465,433

		114,889,457

TOTAL COMMON STOCKS
(Cost: $549,953,984)		460,855,175

PREFERRED STOCKS—3.06%

BRAZIL—3.06%
Gerdau SA SP ADR	261,355	2,041,182
Vale SA Class A SP ADR	607,546	12,515,448

		14,556,630

TOTAL PREFERRED STOCKS
(Cost: $20,647,297)		14,556,630

SHORT-TERM INVESTMENTS—0.17%

MONEY MARKET FUNDS—0.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	640,595	640,595
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	55,957	55,957

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

December 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	138,640	138,640

		835,192

TOTAL SHORT-TERM INVESTMENTS
(Cost: $835,192)		835,192

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $571,436,473)		476,246,997
Other Assets, Less Liabilities—(0.01)%		(50,836)

NET ASSETS—100.00%		$476,196,161

CPO - Certificates of Participation (Ordinary)

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.72%

AUSTRALIA—4.03%
Energy Resources of Australia Ltd.(a)	47,804	$60,036
Extract Resources Ltd.(a)	20,230	175,874
Paladin Energy Ltd.(a)	150,348	211,167

		447,077
CANADA—6.68%
Cameco Corp.	29,665	536,345
Uranium One Inc.(a)	96,492	204,687

		741,032
CHINA—2.69%
Shanghai Electric Group Co. Ltd. Class H	646,000	298,604

		298,604
FINLAND—3.91%
Fortum OYJ	20,230	433,053

		433,053
FRANCE—2.86%
Electricite de France	13,005	317,390

		317,390
GERMANY—7.19%
E.ON AG	36,856	797,570

		797,570
JAPAN—28.85%
JGC Corp.	34,000	816,636
Kansai Electric Power Co. Inc. (The)	27,200	417,510
Mitsubishi Electric Corp.	102,000	978,373
Mitsubishi Heavy Industries Ltd.	204,000	869,664
Tokyo Electric Power Co. Inc. (The)(a)	49,300	117,259

		3,199,442
SOUTH KOREA—1.86%
Korea Electric Power Corp. SP ADR(a)	18,802	206,446

		206,446
SPAIN—4.79%
Iberdrola SA	84,490	530,745

		530,745
UNITED KINGDOM—7.84%
AMEC PLC	61,625	869,126

		869,126

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

December 31, 2011

UNITED STATES—29.02%
Constellation Energy Group Inc.	8,483	336,521
EnergySolutions Inc.(a)	22,304	68,919
Entergy Corp.	7,276	531,512
Exelon Corp.	18,020	781,527
FirstEnergy Corp.	12,002	531,689
NextEra Energy Inc.	8,840	538,179
Shaw Group Inc. (The)(a)(b)	15,997	430,319

		3,218,666

TOTAL COMMON STOCKS
(Cost: $13,914,408)		11,059,151

SHORT-TERM INVESTMENTS—1.74%

MONEY MARKET FUNDS—1.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	177,036	177,036
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	15,464	15,464
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	364	364

		192,864

TOTAL SHORT-TERM INVESTMENTS
(Cost: $192,864)		192,864

TOTAL INVESTMENTS IN SECURITIES—101.46%
(Cost: $14,107,272)		11,252,015
Other Assets, Less Liabilities—(1.46)%		(161,710)

NET ASSETS—100.00%		$11,090,305

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.81%

AUSTRALIA—0.16%
Computershare Ltd.	94,932	$779,568

		779,568
CANADA—0.25%
Research In Motion Ltd.(a)	82,134	1,193,797

		1,193,797
FINLAND—0.67%
Nokia OYJ	646,380	3,165,078

		3,165,078
FRANCE—0.50%
Alcatel-Lucent(a)(b)	383,778	601,329
Cap Gemini SA	27,540	863,209
Dassault Systemes SA	11,502	924,697

		2,389,235
GERMANY—1.98%
Infineon Technologies AG	178,362	1,346,641
SAP AG	152,280	8,075,321

		9,421,962
JAPAN—7.72%
Advantest Corp.	32,400	308,672
Canon Inc.	194,400	8,615,857
FUJIFILM Holdings Corp.	64,800	1,535,357
Fujitsu Ltd.	324,000	1,684,429
Hirose Electric Co. Ltd.	4,200	368,469
Hitachi Ltd.	810,000	4,253,184
Hoya Corp.	64,800	1,396,392
Keyence Corp.	5,600	1,350,871
Konica Minolta Holdings Inc.	81,000	604,289
Kyocera Corp.	32,400	2,606,655
Murata Manufacturing Co. Ltd.	32,400	1,665,480
NEC Corp.(a)	495,000	1,003,639
Nintendo Co. Ltd.	18,000	2,479,854
NTT Data Corp.	162	517,541
Ricoh Co. Ltd.	162,000	1,412,815
Rohm Co. Ltd.	16,200	755,888
TDK Corp.	20,400	904,133
Tokyo Electron Ltd.	32,400	1,648,635
Toshiba Corp.	648,000	2,652,976
Yahoo! Japan Corp.	3,078	991,729

		36,756,865
NETHERLANDS—0.79%
ASML Holding NV	75,816	3,196,207
STMicroelectronics NV	95,256	570,057

		3,766,264

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

December 31, 2011

SOUTH KOREA—4.83%
Samsung Electronics Co. Ltd.	25,008	22,967,417

		22,967,417
SWEDEN—1.11%
Telefonaktiebolaget LM Ericsson Class B	512,244	5,260,452

		5,260,452
TAIWAN—4.30%
Hon Hai Precision Industry Co. Ltd.	1,565,392	4,285,841
HTC Corp.	162,000	2,659,071
MediaTek Inc.	165,000	1,512,187
Taiwan Semiconductor Manufacturing Co. Ltd.	4,426,600	11,081,485
United Microelectronics Corp.	2,200,350	922,898

		20,461,482
UNITED KINGDOM—0.75%
ARM Holdings PLC	224,856	2,068,737
Logica PLC	280,584	269,046
Misys PLC(a)	60,588	218,733
Sage Group PLC (The)	224,370	1,025,857

		3,582,373
UNITED STATES—76.75%
Accenture PLC Class A	109,674	5,837,947
Adobe Systems Inc.(a)	83,106	2,349,407
Advanced Micro Devices Inc.(a)(b)	96,228	519,631
Akamai Technologies Inc.(a)	30,618	988,349
Altera Corp.	54,594	2,025,437
Amphenol Corp. Class A	26,406	1,198,568
Analog Devices Inc.	49,896	1,785,279
Apple Inc.(a)	156,978	63,576,090
Applied Materials Inc.	220,320	2,359,627
Autodesk Inc.(a)	38,556	1,169,403
Automatic Data Processing Inc.	82,458	4,453,557
BMC Software Inc.(a)	29,484	966,486
Broadcom Corp. Class A(a)	76,464	2,244,983
CA Inc.	58,806	1,188,763
Cisco Systems Inc.	907,362	16,405,105
Citrix Systems Inc.(a)	32,076	1,947,655
Cognizant Technology Solutions Corp. Class A(a)	52,488	3,375,503
Computer Sciences Corp.	22,032	522,158
Corning Inc.	260,334	3,379,135
Dell Inc.(a)	261,630	3,827,647
eBay Inc.(a)(b)	193,752	5,876,498
Electronic Arts Inc.(a)	55,404	1,141,322
EMC Corp.(a)	347,814	7,491,914
F5 Networks Inc.(a)(b)	13,446	1,426,890
Fidelity National Information Services Inc.	45,684	1,214,738
First Solar Inc.(a)(b)	8,586	289,863
Fiserv Inc.(a)(b)	24,948	1,465,446
FLIR Systems Inc.	24,948	625,446
Google Inc. Class A(a)(b)	42,606	27,519,215
Harris Corp.	20,412	735,648
Hewlett-Packard Co.	335,340	8,638,358
Intel Corp.	863,460	20,938,905
International Business Machines Corp.	198,612	36,520,775
Intuit Inc.	51,030	2,683,668

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

December 31, 2011

Jabil Circuit Inc.	30,618	601,950
JDS Uniphase Corp.(a)(b)	37,098	387,303
Juniper Networks Inc.(a)	88,614	1,808,612
KLA-Tencor Corp.	28,350	1,367,888
Lexmark International Inc. Class A	9,720	321,440
Linear Technology Corp.	37,746	1,133,512
LSI Corp.(a)	99,630	592,799
MasterCard Inc. Class A	18,150	6,766,683
Microchip Technology Inc.	33,858	1,240,219
Micron Technology Inc.(a)(b)	146,610	922,177
Microsoft Corp.	1,259,064	32,685,301
Molex Inc.(b)	22,032	525,684
Motorola Mobility Holdings Inc.(a)	44,712	1,734,826
Motorola Solutions Inc.	49,734	2,302,187
NetApp Inc.(a)(b)	61,236	2,221,030
Novellus Systems Inc.(a)	12,150	501,674
NVIDIA Corp.(a)	98,820	1,369,645
Oracle Corp.	660,636	16,945,313
Paychex Inc.	55,080	1,658,459
QUALCOMM Inc.	282,528	15,454,282
Red Hat Inc.(a)	33,372	1,377,930
SAIC Inc.(a)(b)	39,852	489,781
Salesforce.com Inc.(a)(b)	22,356	2,268,240
SanDisk Corp.(a)(b)	40,338	1,985,033
Symantec Corp.(a)	131,382	2,056,128
TE Connectivity Ltd.	72,738	2,241,058
Teradata Corp.(a)(b)	30,132	1,461,703
Teradyne Inc.(a)(b)	30,780	419,531
Texas Instruments Inc.	196,020	5,706,142
Total System Services Inc.	25,758	503,826
VeriSign Inc.	29,646	1,058,955
Visa Inc. Class A	85,050	8,635,127
Western Digital Corp.(a)(b)	37,260	1,153,197
Western Union Co.	105,786	1,931,652
Xerox Corp.	217,404	1,730,536
Xilinx Inc.	46,818	1,500,985
Yahoo! Inc.(a)	211,896	3,417,882

		365,168,106

TOTAL COMMON STOCKS
(Cost: $493,032,188)		474,912,599

SHORT-TERM INVESTMENTS—3.25%

MONEY MARKET FUNDS—3.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	13,917,011	13,917,011
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	1,215,669	1,215,669

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

December 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	325,592	325,592

		15,458,272

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,458,272)		15,458,272

TOTAL INVESTMENTS IN SECURITIES—103.06%
(Cost: $508,490,460)		490,370,871
Other Assets, Less Liabilities—(3.06)%		(14,562,987)

NET ASSETS—100.00%		$475,807,884

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—98.96%

AUSTRALIA—3.86%
Telstra Corp. Ltd.	4,893,970	$16,707,610

		16,707,610

AUSTRIA—0.35%
Telekom Austria AG	126,635	1,518,646

		1,518,646

BELGIUM—0.45%
Belgacom SA	61,380	1,931,454

		1,931,454

CANADA—6.14%
BCE Inc.	304,885	12,716,392
Rogers Communications Inc. Class B	171,895	6,625,955
TELUS Corp.	127,395	7,211,439

		26,553,786

CHINA—4.56%
China Mobile Ltd.(a)	2,015,000	19,691,821

		19,691,821

FRANCE—5.26%
France Telecom SA	759,190	11,959,558
Vivendi SA	490,265	10,768,523

		22,728,081

GERMANY—3.09%
Deutsche Telekom AG Registered	1,161,415	13,365,680

		13,365,680

GREECE—0.09%
Hellenic Telecommunications Organization SA SP ADR(a)	231,570	400,616

		400,616

ITALY—0.96%
Telecom Italia SpA	3,843,070	4,145,761

		4,145,761

JAPAN—8.30%
Nippon Telegraph and Telephone Corp.	310,000	15,854,562
NTT DoCoMo Inc.	5,425	9,977,092
SoftBank Corp.	341,000	10,047,401

		35,879,055

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

December 31, 2011

MEXICO—4.82%
America Movil SAB de CV Series L	18,383,080	20,839,343

		20,839,343

NETHERLANDS—1.61%
Koninklijke KPN NV	579,855	6,959,070

		6,959,070

NORWAY—1.12%
Telenor ASA	293,880	4,830,742

		4,830,742

PORTUGAL—0.47%
Portugal Telecom SGPS SA Registered	349,215	2,017,334

		2,017,334

SINGAPORE—1.65%
Singapore Telecommunications Ltd.	2,985,550	7,114,757

		7,114,757

SPAIN—6.36%
Telefonica SA	1,582,085	27,489,894

		27,489,894

SWEDEN—2.56%
Millicom International Cellular SA SDR	28,520	2,868,516
Tele2 AB Class B	123,225	2,406,872
TeliaSonera AB	849,245	5,793,939

		11,069,327

SWITZERLAND—0.75%
Swisscom AG Registered	8,525	3,244,624

		3,244,624

TAIWAN—1.04%
Chunghwa Telecom Co. Ltd. SP ADR	135,315	4,503,283

		4,503,283

UNITED KINGDOM—14.87%
BT Group PLC	3,079,850	9,137,231
Cable & Wireless Communications PLC	1,017,265	603,916
Vodafone Group PLC	19,622,380	54,555,827

		64,296,974

UNITED STATES—30.65%
AT&T Inc.	2,316,475	70,050,204
CenturyLink Inc.	245,365	9,127,578
Frontier Communications Corp.	409,510	2,108,976
MetroPCS Communications Inc.(b)	124,310	1,079,011
Sprint Nextel Corp.(a)(b)	1,200,785	2,809,837
Verizon Communications Inc.	1,108,405	44,469,209
Windstream Corp.	240,095	2,818,715

		132,463,530

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

December 31, 2011

TOTAL COMMON STOCKS
(Cost: $475,531,447)		427,751,388

PREFERRED STOCKS—0.28%

BRAZIL—0.28%
Tele Norte Leste Participacoes SA SP ADR	125,860	1,196,928

		1,196,928

TOTAL PREFERRED STOCKS
(Cost: $1,804,950)		1,196,928

SHORT-TERM INVESTMENTS—3.23%

MONEY MARKET FUNDS—3.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	4,870,060	4,870,060
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	425,406	425,406
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	8,655,350	8,655,350

		13,950,816

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,950,816)		13,950,816

TOTAL INVESTMENTS IN SECURITIES—102.47%
(Cost: $491,287,213)		442,899,132
Other Assets, Less Liabilities—(2.47)%		(10,658,004)

NET ASSETS—100.00%		$432,241,128

SDR - Swedish Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.77%

BRAZIL—3.96%
Fibria Celulose SA SP ADR(a)	723,900	$5,624,703

		5,624,703

CANADA—7.55%
Canfor Corp.(b)	424,815	4,443,192
Sino-Forest Corp. Class A(a)(b)(c)	786,708	7,726
West Fraser Timber Co. Ltd.	154,051	6,263,404

		10,714,322

FINLAND—8.43%
Stora Enso OYJ Class R	1,028,192	6,177,211
UPM-Kymmene OYJ	524,256	5,791,591

		11,968,802

HONG KONG—2.37%
Nine Dragons Paper (Holdings) Ltd.(a)	5,334,000	3,358,388

		3,358,388

JAPAN—8.86%
Nippon Paper Group Inc.(a)	203,200	4,436,912
Oji Paper Co. Ltd.	1,016,000	5,216,012
Sumitomo Forestry Co. Ltd.	330,200	2,918,326

		12,571,250

SINGAPORE—3.79%
Wilmar International Ltd.(a)	1,397,000	5,386,959

		5,386,959

SOUTH AFRICA—3.02%
Sappi Ltd.(b)	1,452,626	4,282,272

		4,282,272

SWEDEN—8.05%
Holmen AB Class B	153,035	4,413,376
Svenska Cellulosa AB Class B	471,932	7,021,876

		11,435,252

UNITED STATES—53.74%
Deltic Timber Corp.	56,769	3,428,280
International Paper Co.	221,504	6,556,518
MeadWestvaco Corp.	218,821	6,553,689
Packaging Corp. of America	221,996	5,603,179
Plum Creek Timber Co. Inc.(a)	301,498	11,022,767
Potlatch Corp.(a)	211,582	6,582,316
Rayonier Inc.(a)	281,432	12,560,310
Sonoco Products Co.	179,578	5,918,891
Temple-Inland Inc.	172,466	5,468,897
Weyerhaeuser Co.	674,386	12,590,787

		76,285,634

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

December 31, 2011

TOTAL COMMON STOCKS
(Cost: $182,178,320)		141,627,582

SHORT-TERM INVESTMENTS—13.09%

MONEY MARKET FUNDS—13.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	16,919,286	16,919,286
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	1,477,922	1,477,922
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	189,367	189,367

		18,586,575

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,586,575)		18,586,575

TOTAL INVESTMENTS IN SECURITIES—112.86%
(Cost: $200,764,895)		160,214,157
Other Assets, Less Liabilities—(12.86)%		(18,259,538)

NET ASSETS—100.00%		$141,954,619

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—98.41%

AUSTRALIA—0.76%
AGL Energy Ltd.	122,664	$1,802,072

		1,802,072
BRAZIL—0.66%
Centrais Eletricas Brasileiras SA SP ADR	80,142	778,179
CPFL Energia SA SP ADR	28,386	800,769

		1,578,948
CANADA—1.21%
Fortis Inc.	50,274	1,647,575
TransAlta Corp.	59,964	1,237,853

		2,885,428
CHILE—1.04%
Empresa Nacional de Electricidad SA SP ADR	29,529	1,309,611
Enersis SA SP ADR	66,860	1,178,742

		2,488,353
FINLAND—1.05%
Fortum OYJ	117,420	2,513,550

		2,513,550
FRANCE—6.26%
Electricite de France	77,406	1,889,110
GDF Suez	386,004	10,583,044
Suez Environnement SA	79,230	915,489
Veolia Environnement	140,676	1,546,597

		14,934,240
GERMANY—6.62%
E.ON AG	536,484	11,609,600
RWE AG	118,560	4,178,620

		15,788,220
HONG KONG—4.07%
CLP Holdings Ltd.(a)	524,000	4,456,287
Hong Kong and China Gas Co. Ltd. (The)	1,254,885	2,908,342
Power Assets Holdings Ltd.	316,500	2,341,170

		9,705,799
ITALY—4.34%
Enel SpA	1,733,598	7,075,479
Snam Rete Gas SpA	476,748	2,107,941
Terna SpA	342,456	1,157,632

		10,341,052

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

December 31, 2011

JAPAN—5.57%
Chubu Electric Power Co. Inc.	171,000	3,193,748
Kansai Electric Power Co. Inc. (The)	193,800	2,974,757
Kyushu Electric Power Co. Inc.	114,000	1,632,805
Osaka Gas Co. Ltd.	488,000	1,928,152
Tokyo Electric Power Co. Inc. (The)(b)	387,600	921,897
Tokyo Gas Co. Ltd.	570,000	2,622,563

		13,273,922
PORTUGAL—0.92%
Energias de Portugal SA	702,924	2,181,789

		2,181,789
SOUTH KOREA—0.63%
Korea Electric Power Corp. SP ADR(b)	136,410	1,497,782

		1,497,782
SPAIN—4.69%
Acciona SA	6,954	602,394
Enagas SA	51,528	955,874
Gas Natural SDG SA	86,412	1,488,011
Iberdrola SA	1,094,628	6,876,177
Red Electrica Corporacion SA	29,070	1,247,781

		11,170,237
UNITED KINGDOM—11.20%
Centrica PLC	1,385,442	6,228,965
Drax Group PLC	97,926	829,418
International Power PLC	410,058	2,148,879
National Grid PLC	953,040	9,257,000
Severn Trent PLC	63,726	1,481,588
SSE PLC	251,142	5,038,772
United Utilities Group PLC	182,970	1,723,184

		26,707,806
UNITED STATES—49.39%
AES Corp. (The)(b)	172,596	2,043,537
AGL Resources Inc.	31,236	1,320,033
Ameren Corp.	64,866	2,149,011
American Electric Power Co. Inc.	129,162	5,335,682
CenterPoint Energy Inc.	114,228	2,294,841
CMS Energy Corp.	67,716	1,495,169
Consolidated Edison Inc.	78,204	4,850,994
Constellation Energy Group Inc.	53,922	2,139,086
Dominion Resources Inc.	152,190	8,078,245
DTE Energy Co.	45,258	2,464,298
Duke Energy Corp.	356,136	7,834,992
Edison International	87,210	3,610,494
Entergy Corp.	47,196	3,447,668
Exelon Corp.	177,498	7,698,088
FirstEnergy Corp.	111,948	4,959,296
Integrys Energy Group Inc.	20,862	1,130,303
NextEra Energy Inc.	113,088	6,884,797
NiSource Inc.	75,240	1,791,464
Northeast Utilities	47,424	1,710,584
NRG Energy Inc.(b)	62,244	1,127,861

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

December 31, 2011

ONEOK Inc.	27,588	2,391,604
Pepco Holdings Inc.	60,876	1,235,783
PG&E Corp.	108,528	4,473,524
Pinnacle West Capital Corp.	29,184	1,406,085
PPL Corp.	154,698	4,551,215
Progress Energy Inc.	78,774	4,412,920
Public Service Enterprise Group Inc.	135,432	4,470,610
SCANA Corp.	30,894	1,392,084
Sempra Energy	64,182	3,530,010
Southern Co. (The)	230,280	10,659,661
TECO Energy Inc.	58,368	1,117,164
Wisconsin Energy Corp.	61,674	2,156,123
Xcel Energy Inc.	129,618	3,582,642

		117,745,868

TOTAL COMMON STOCKS
(Cost: $291,227,876)		234,615,066

PREFERRED STOCKS—1.01%

BRAZIL—1.01%
Companhia Energetica de Minas Gerais SP ADR	103,056	1,833,366
Companhia Paranaense de Energia Class B SP ADR	27,474	576,405

		2,409,771

TOTAL PREFERRED STOCKS
(Cost: $2,140,744)		2,409,771

SHORT-TERM INVESTMENTS—1.13%

MONEY MARKET FUNDS—1.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	2,114,749	2,114,749
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	184,726	184,726
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	388,864	388,864

		2,688,339

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,688,339)		2,688,339

TOTAL INVESTMENTS IN SECURITIES—100.55%
(Cost: $296,056,959)		239,713,176
Other Assets, Less Liabilities—(0.55)%		(1,304,745)

NET ASSETS—100.00%		$238,408,431

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

December 31, 2011

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.98%

AGRICULTURE—7.74%
ITC Ltd.	4,394,467	$16,588,958

		16,588,958
AUTO MANUFACTURERS—5.42%
Mahindra & Mahindra Ltd.	379,750	4,855,388
Maruti Suzuki (India) Ltd.	113,491	1,954,408
Tata Motors Ltd.	1,434,804	4,808,241

		11,618,037
BANKS—17.00%
Axis Bank Ltd.	218,736	3,314,778
HDFC Bank Ltd.	1,486,667	11,900,306
ICICI Bank Ltd.	950,026	12,197,568
Kotak Mahindra Bank Ltd.	310,527	2,507,218
Punjab National Bank Ltd.	200	2,928
State Bank of India	214,830	6,522,654

		36,445,452
BUILDING MATERIALS—1.71%
ACC Ltd.	82,677	1,762,691
Ambuja Cements Ltd.	652,736	1,901,595
Grasim Industries Ltd.	200	9,334

		3,673,620
COAL—1.39%
Coal India Ltd.	527,159	2,972,159

		2,972,159
COMPUTERS—15.21%
Infosys Ltd.	393,204	20,407,896
Tata Consultancy Services Ltd.	414,904	9,030,629
Wipro Ltd.	424,018	3,170,295

		32,608,820
DIVERSIFIED FINANCIAL SERVICES—6.26%
Housing Development Finance Corp. Ltd.	1,096,718	13,410,501

		13,410,501
ELECTRIC—4.27%
NTPC Ltd.	1,084,566	3,271,494
Power Grid Corp. of India Ltd.	1,221,710	2,293,355
Reliance Infrastructure Ltd.	115,227	736,416
Reliance Power Ltd.(a)	465,682	619,599
Tata Power Co. Ltd.	1,371,440	2,243,941

		9,164,805
ELECTRICAL COMPONENTS & EQUIPMENT—1.82%
Bharat Heavy Electricals Ltd.	667,275	2,988,816
Siemens Ltd.	75,516	909,166

		3,897,982

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

December 31, 2011

ENGINEERING & CONSTRUCTION—4.29%
Jaiprakash Associates Ltd.	957,838	941,223
Larsen & Toubro Ltd.	442,246	8,249,038

		9,190,261
GAS—1.27%
GAIL (India) Ltd.	378,014	2,719,645

		2,719,645
HOLDING COMPANIES - DIVERSIFIED—0.80%
Infrastructure Development Finance Co. Ltd.	1,000,804	1,720,088

		1,720,088
HOUSEHOLD PRODUCTS & WARES—3.05%
Hindustan Unilever Ltd.	855,631	6,536,973

		6,536,973
IRON & STEEL—3.25%
Jindal Steel & Power Ltd.	319,641	2,716,274
Steel Authority of India Ltd.	511,035	781,048
Tata Steel Ltd.	553,133	3,478,540

		6,975,862
LEISURE TIME—2.90%
Bajaj Auto Ltd.	112,406	3,354,579
Hero Motocorp Ltd.	80,290	2,868,532

		6,223,111
MINING—2.45%
Hindalco Industries Ltd.	1,054,403	2,290,719
Sesa Goa Ltd.	326,802	1,001,396
Sterlite Industries (India) Ltd.	1,166,592	1,962,369

		5,254,484
OIL & GAS—12.16%
Bharat Petroleum Corp. Ltd.	110,887	993,564
Cairn (India) Ltd.(a)	304,451	1,794,163
Oil & Natural Gas Corp. Ltd.	1,116,682	5,373,476
Reliance Industries Ltd.	1,377,733	17,903,424

		26,064,627
PHARMACEUTICALS—4.50%
Cipla Ltd.	431,179	2,586,670
Dr. Reddy’s Laboratories Ltd.	105,679	3,127,167
Ranbaxy Laboratories Ltd.	131,285	996,855
Sun Pharmaceuticals Industries Ltd.	314,867	2,938,463

		9,649,155

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

December 31, 2011

REAL ESTATE—0.49%
DLF Ltd.	307,489	1,055,813

		1,055,813
SOFTWARE—0.69%
HCL Technologies Ltd.	204,414	1,487,153

		1,487,153
TELECOMMUNICATIONS—3.31%
Bharti Airtel Ltd.	986,265	6,353,156
Reliance Communications Ltd.	571,144	750,279

		7,103,435

TOTAL COMMON STOCKS
(Cost: $277,645,025)		214,360,941

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(b)(c)	214,651	214,651

		214,651

TOTAL SHORT-TERM INVESTMENTS
(Cost: $214,651)		214,651

TOTAL INVESTMENTS IN SECURITIES—100.08%
(Cost: $277,859,676)		214,575,592
Other Assets, Less Liabilities—(0.08)%		(167,416)

NET ASSETS—100.00%		$214,408,176

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND

December 31, 2011

Security	Shares	Value

PREFERRED STOCKS—99.20%

CANADA—79.17%
Bank of Montreal Series 13, 4.50%	4,404	$113,749
Bank of Montreal Series 23, 5.40%(a)	5,130	137,086
Bank of Montreal Series 25, 3.90%(a)	3,540	88,478
Bank of Nova Scotia Series 14, 4.50%	5,430	138,330
Bank of Nova Scotia Series 15, 4.50%	5,430	137,370
Bank of Nova Scotia Series 16, 5.25%	5,430	141,423
Bank of Nova Scotia Series 28, 6.25%(a)	4,332	115,931
Bank of Nova Scotia Series 30, 3.85%(a)	4,170	103,405
Bell Aliant Inc. Series A, 4.85%(a)	4,524	113,916
Brookfield Asset Management Inc. Series 2, 0.00%(a)	4,482	67,170
Brookfield Asset Management Inc. Series 18, 4.75%	3,510	80,421
Brookfield Asset Management Inc. Series 22, 7.00%(a)	5,082	136,801
Brookfield Office Properties Inc. Series P, 5.15%(a)	4,722	115,702
Brookfield Office Properties Inc. Series R, 5.10%(a)	3,936	97,564
Canaccord Financial Inc. Series A, 5.50%(a)	1,572	34,350
Canadian Imperial Bank of Commerce Series 26, 5.75%	3,936	98,646
Canadian Imperial Bank of Commerce Series 31, 4.70%	7,086	180,586
Canadian Imperial Bank of Commerce Series 32, 4.50%	4,722	120,664
Canadian Imperial Bank of Commerce Series 35, 6.50%(a)	5,118	138,625
Canadian Utilities Ltd. Series Y, 4.00%(a)	5,478	139,875
Fairfax Financial Holdings Ltd. Series G, 5.00%(a)	3,936	90,258
GMP Capital Inc. Series B, 5.50%(a)	1,812	38,028
Great-West Lifeco Inc. Series N, 3.65%(a)	3,936	91,341
Husky Energy Inc. Series 1, 4.45%(a)	5,082	129,165
Intact Financial Corp. Series 1, 4.20%(a)	4,296	106,952
Intact Financial Corp. Series 3, 4.20%(a)	4,296	107,036
Manulife Financial Corp. Series 2, 4.65%	5,138	111,010
Manulife Financial Corp. Series 3, 4.20%(a)	3,150	74,338
Manulife Financial Corp. Series 3, 4.50%	4,407	94,091
Manulife Financial Corp. Series 4, 6.60%(a)	6,611	175,038
RONA Inc., 5.25%(a)	2,364	55,533
Royal Bank of Canada Series AA, 4.45%	4,482	114,311
Royal Bank of Canada Series AB, 4.70%	4,482	114,972
Royal Bank of Canada Series AE, 4.50%	3,696	94,156
Royal Bank of Canada Series AF, 4.45%	2,910	73,875
Royal Bank of Canada Series AJ, 5.00%	6,060	156,760
Royal Bank of Canada Series AR, 6.25%(a)	5,268	140,980
Royal Bank of Canada Series AV, 6.25%(a)	6,060	163,604
Shaw Communications Inc. Series A, 4.50%(a)	5,082	126,719
Sun Life Financial Inc. Series 1, 4.75%	6,660	144,875
Sun Life Financial Inc. Series 4, 4.45%	5,082	104,061
Sun Life Financial Inc. Series 10R, 3.90%(a)	3,510	78,490
Toronto-Dominion Bank (The) Series AG, 6.25%(a)	5,904	159,044
Toronto-Dominion Bank (The) Series AI, 6.25%(a)	4,332	118,144
Toronto-Dominion Bank (The) Series AK, 6.25%(a)	5,508	149,296
Toronto-Dominion Bank (The) Series O, 4.85%	6,690	172,662
TransAlta Corp. Series A, 4.60%(a)	5,082	126,270
TransCanada Corp. Series 1, 4.60%(a)	8,298	213,593
TransCanada Corp. Series 3, 4.00%(a)	5,148	130,185
TransCanada Corp. Series 5, 4.40%(a)	5,148	130,438

		5,885,317
NEW ZEALAND—1.11%
Kiwi Capital Securities Ltd., 8.15%	490	39,123
Quayside Holdings Ltd., 10.00%(a)	650	43,100

		82,223

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND

December 31, 2011

SINGAPORE—1.36%
Frasers Commercial Trust Series A, 5.50%	134,280	101,488

		101,488

SWEDEN—4.78%
Sagax AB, 0.00%	14,664	56,686
Swedbank AB, 10.00%	22,980	298,844

		355,530

UNITED KINGDOM—12.78%
Aviva PLC, 8.38%	39,360	64,993
Aviva PLC, 8.75%	39,360	66,828
Balfour Beatty PLC, 9.68%	44,082	85,977
Co-Operative Bank PLC, 9.25%	23,616	41,840
Ecclesiastical Insurance Group PLC, 8.63%	41,898	68,776
General Accident PLC, 7.88%	43,296	66,109
General Accident PLC, 8.88%	55,038	87,245
National Westminster Bank PLC Series A, 9.00%	55,104	79,000
Raven Russia Ltd., 12.00%	56,520	113,530
RSA Insurance Group PLC, 7.38%	49,200	75,697
Santander UK PLC, 10.38%	53,562	70,130
Standard Chartered PLC, 7.38%	37,800	61,536
Standard Chartered PLC, 8.25%	39,066	68,302

		949,963

TOTAL PREFERRED STOCKS
(Cost: $7,316,862)		7,374,521

SHORT-TERM INVESTMENTS—0.33%

MONEY MARKET FUNDS—0.33%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(b)(c)	24,898	24,898

		24,898

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,898)		24,898

TOTAL INVESTMENTS IN SECURITIES—99.53%
(Cost: $7,341,760)		7,399,419
Other Assets, Less Liabilities—0.47%		34,580

NET ASSETS—100.00%		$7,433,999

(a)	Variable rate security. Rate shown is as of report date.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—52.01%

BRAZIL—8.27%
BRF - Brasil Foods SA SP ADR	2,588,766	$50,610,375
Centrais Eletricas Brasileiras SA SP ADR	1,203,266	11,683,713
Companhia Siderurgica Nacional SA SP ADR	2,888,686	23,629,451
CPFL Energia SA SP ADR	385,984	10,888,609
Embraer SA SP ADR	588,104	14,831,983
Petroleo Brasileiro SA SP ADR	483,621	12,017,982
Redecard SA	1,255,100	19,641,533

		143,303,646

CHILE—11.36%
Banco de Chile SP ADR(a)	197,945	16,182,004
Banco Santander (Chile) SA SP ADR	179,137	13,560,671
CAP SA	207,499	7,583,730
Cencosud SA	3,105,965	17,981,651
Empresa Nacional de Electricidad SA SP ADR	474,077	21,025,315
Empresas CMPC SA	3,678,747	13,505,382
Empresas Copec SA	1,659,666	22,170,415
Enersis SA SP ADR	1,083,461	19,101,417
LAN Airlines SA SP ADR(a)	716,548	16,652,575
S.A.C.I. Falabella SA	3,289,014	25,574,466
Sociedad Quimica y Minera de Chile SA Series B SP ADR(a)	437,981	23,585,277

		196,922,903

COLOMBIA—2.78%
Bancolombia SA SP ADR(a)	249,716	14,873,085
Ecopetrol SA SP ADR(a)	749,842	33,382,966

		48,256,051

MEXICO—25.52%
Alfa SAB de CV Series A	1,157,300	12,605,173
America Movil SAB de CV Series L	194,931,700	220,977,582
Cemex SAB de CV CPO(b)	35,061,368	18,717,352
Fomento Economico Mexicano SAB de CV BD Units	7,383,900	51,334,146
Grupo Elektra SA de CV(a)	254,280	25,249,161
Grupo Modelo SAB de CV Series C	2,477,600	15,710,306
Grupo Televisa SAB CPO	9,377,800	39,465,738
Wal-Mart de Mexico SAB de CV Series V	21,287,800	58,316,889

		442,376,347

PERU—4.08%
Compania de Minas Buenaventura SA SP ADR	839,613	32,190,763
Credicorp Ltd.	189,243	20,716,431
Southern Copper Corp.	590,712	17,827,688

		70,734,882

TOTAL COMMON STOCKS
(Cost: $1,018,942,988)		901,593,829

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

December 31, 2011

PREFERRED STOCKS—47.18%

BRAZIL—47.18%
Banco Bradesco SA SP ADR(a)	7,115,928	118,693,679
Companhia de Bebidas das Americas SP ADR	2,302,538	83,098,596
Companhia Energetica de Minas Gerais SP ADR(a)	1,541,654	27,426,025
Companhia Paranaense de Energia Class B SP ADR	476,775	10,002,740
Gerdau SA SP ADR	3,422,837	26,732,357
Itau Unibanco Holding SA SP ADR	8,523,759	158,200,967
Itausa - Investimentos Itau SA	8,052,200	48,695,250
Petroleo Brasileiro SA SP ADR(a)	7,323,604	172,031,458
Tele Norte Leste Participacoes SA SP ADR	1,057,707	10,058,794
Vale SA Class A SP ADR(a)	7,913,487	163,017,832

		817,957,698

TOTAL PREFERRED STOCKS
(Cost: $980,353,780)		817,957,698

SHORT-TERM INVESTMENTS—1.99%

MONEY MARKET FUNDS—1.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	28,190,137	28,190,137
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	2,462,446	2,462,446
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	3,868,082	3,868,082

		34,520,665

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,520,665)		34,520,665

TOTAL INVESTMENTS IN SECURITIES—101.18%
(Cost: $2,033,817,433)		1,754,072,192
Other Assets, Less Liabilities—(1.18)%		(20,452,343)

NET ASSETS—100.00%		$1,733,619,849

CPO - Certificates of Participation (Ordinary)

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.15%
Lamar Advertising Co. Class A(a)(b)	518,598	$14,261,445

		14,261,445
AEROSPACE & DEFENSE—1.12%
Alliant Techsystems Inc.	291,758	16,676,887
BE Aerospace Inc.(a)	911,856	35,297,946
Esterline Technologies Corp.(a)	271,077	15,172,180
Exelis Inc.	1,634,439	14,791,673
Triumph Group Inc.	382,356	22,348,708

		104,287,394
AGRICULTURE—0.10%
Universal Corp.	205,248	9,433,198

		9,433,198
AIRLINES—0.35%
Alaska Air Group Inc.(a)	313,780	23,561,740
JetBlue Airways Corp.(a)(b)	1,805,365	9,387,898

		32,949,638
APPAREL—0.92%
Deckers Outdoor Corp.(a)(b)	341,230	25,786,751
Hanesbrands Inc.(a)(b)	860,396	18,808,256
Under Armour Inc. Class A(a)(b)	324,396	23,288,389
Warnaco Group Inc. (The)(a)(b)	358,440	17,936,338

		85,819,734
AUTO MANUFACTURERS—0.19%
Oshkosh Corp.(a)	809,503	17,307,174

		17,307,174
BANKS—3.86%
Associated Banc-Corp	1,536,385	17,161,420
BancorpSouth Inc.(b)	641,686	7,071,380
Bank of Hawaii Corp.	411,329	18,300,027
Cathay General Bancorp	696,275	10,395,386
City National Corp.	414,485	18,311,947
Commerce Bancshares Inc.	699,441	26,662,700
Cullen/Frost Bankers Inc.	541,306	28,640,500
East West Bancorp Inc.	1,317,151	26,013,732
FirstMerit Corp.	967,370	14,636,308
Fulton Financial Corp.	1,771,040	17,373,902
Hancock Holding Co.	748,409	23,926,636
International Bancshares Corp.(b)	470,139	8,619,999
Prosperity Bancshares Inc.	415,226	16,754,369
Signature Bank(a)(b)	407,989	24,475,260
SVB Financial Group(a)(b)	383,782	18,302,564
Synovus Financial Corp.	6,768,135	9,543,070
TCF Financial Corp.	1,396,139	14,408,155
Trustmark Corp.	567,788	13,791,571

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2011

Valley National Bancorp(b)	1,654,847	20,470,457
Webster Financial Corp.	650,884	13,271,525
Westamerica Bancorp(b)	252,203	11,071,712

		359,202,620
BEVERAGES—1.22%
Green Mountain Coffee Roasters Inc.(a)(b)	1,148,740	51,520,989
Monster Beverage Corp.(a)	670,026	61,736,196

		113,257,185
BIOTECHNOLOGY—1.60%
Bio-Rad Laboratories Inc. Class A(a)	174,300	16,739,772
Charles River Laboratories International Inc.(a)	437,830	11,965,894
Regeneron Pharmaceuticals Inc.(a)(b)	671,193	37,204,228
United Therapeutics Corp.(a)(b)	459,701	21,720,872
Vertex Pharmaceuticals Inc.(a)	1,844,610	61,259,498

		148,890,264
BUILDING MATERIALS—0.85%
Fortune Brands Home & Security Inc.(a)(b)	1,374,632	23,409,983
Lennox International Inc.	456,596	15,410,115
Louisiana-Pacific Corp.(a)(b)	1,203,847	9,715,045
Martin Marietta Materials Inc.(b)	403,906	30,458,552

		78,993,695
CHEMICALS—2.66%
Albemarle Corp.	784,856	40,427,933
Ashland Inc.(b)	690,640	39,476,982
Cabot Corp.	565,838	18,186,033
Cytec Industries Inc.	439,051	19,603,627
Intrepid Potash Inc.(a)(b)	466,167	10,549,359
Minerals Technologies Inc.	156,287	8,834,904
NewMarket Corp.	93,766	18,575,982
Olin Corp.	709,850	13,948,553
RPM International Inc.	1,158,121	28,431,871
Sensient Technologies Corp.	443,484	16,808,044
Valspar Corp. (The)	826,160	32,195,455

		247,038,743
COAL—0.37%
Arch Coal Inc.	1,870,138	27,135,702
Patriot Coal Corp.(a)(b)	807,591	6,840,296

		33,975,998
COMMERCIAL SERVICES—4.90%
Aaron’s Inc.	668,717	17,841,370
Alliance Data Systems Corp.(a)(b)	441,910	45,887,934
Convergys Corp.(a)(b)	1,064,041	13,587,804
CoreLogic Inc.(a)	943,105	12,194,348
Corporate Executive Board Co. (The)	294,836	11,233,252
Corrections Corp. of America(a)	881,083	17,947,661
Deluxe Corp.	449,889	10,239,474
FTI Consulting Inc.(a)(b)	362,789	15,389,509
Gartner Inc.(a)	838,723	29,162,399
Global Payments Inc.	692,329	32,802,548
HMS Holdings Corp.(a)	751,483	24,032,426
ITT Educational Services Inc.(a)(b)	176,959	10,067,197

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2011

Korn/Ferry International(a)(b)	420,889	7,180,366
Lender Processing Services Inc.	747,245	11,260,982
Manpower Inc.	720,967	25,774,570
Matthews International Corp. Class A	251,490	7,904,331
Monster Worldwide Inc.(a)	1,142,259	9,058,114
Rent-A-Center Inc.	520,236	19,248,732
Rollins Inc.	570,005	12,665,511
SEI Investments Co.	1,298,050	22,521,167
Service Corp. International	2,018,770	21,499,900
Sotheby’s	598,168	17,065,733
Strayer Education Inc.(b)	102,887	9,999,588
Towers Watson & Co. Class A	455,347	27,288,946
United Rentals Inc.(a)(b)	554,732	16,392,331
Valassis Communications Inc.(a)(b)	395,671	7,608,753

		455,854,946
COMPUTERS—2.31%
Cadence Design Systems Inc.(a)(b)	2,406,306	25,025,582
Diebold Inc.	554,654	16,678,446
DST Systems Inc.	296,593	13,500,913
Jack Henry & Associates Inc.	765,084	25,714,473
Mentor Graphics Corp.(a)	826,398	11,205,957
MICROS Systems Inc.(a)	708,392	32,996,899
NCR Corp.(a)	1,390,550	22,888,453
Riverbed Technology Inc.(a)(b)	1,370,355	32,203,343
Synopsys Inc.(a)	1,266,939	34,460,741

		214,674,807
DISTRIBUTION & WHOLESALE—1.82%
Arrow Electronics Inc.(a)	987,900	36,957,339
Fossil Inc.(a)(b)	464,932	36,897,004
Ingram Micro Inc. Class A(a)	1,355,465	24,655,908
LKQ Corp.(a)(b)	1,296,032	38,984,643
Owens & Minor Inc.	561,642	15,608,031
Watsco Inc.	251,331	16,502,393

		169,605,318
DIVERSIFIED FINANCIAL SERVICES—1.65%
Affiliated Managers Group Inc.(a)	470,982	45,190,723
Eaton Vance Corp.	1,014,475	23,982,189
Greenhill & Co. Inc.(b)	255,778	9,302,646
Janus Capital Group Inc.	1,651,690	10,422,164
Jefferies Group Inc.(b)	1,290,923	17,750,191
Raymond James Financial Inc.	902,088	27,928,644
Waddell & Reed Financial Inc. Class A	755,353	18,710,094

		153,286,651
ELECTRIC—4.18%
Alliant Energy Corp.	981,436	43,291,142
Black Hills Corp.	349,512	11,736,613
Cleco Corp.	537,154	20,465,568
Great Plains Energy Inc.	1,199,086	26,116,093
Hawaiian Electric Industries Inc.	849,783	22,502,254
IDACORP Inc.	440,672	18,688,900
MDU Resources Group Inc.	1,669,153	35,820,023
National Fuel Gas Co.	732,563	40,715,852
NSTAR	916,041	43,017,285
NV Energy Inc.	2,086,395	34,112,558
OGE Energy Corp.	867,244	49,181,407

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2011

PNM Resources Inc.	705,366	12,858,822
Westar Energy Inc.	1,035,754	29,809,000

		388,315,517
ELECTRICAL COMPONENTS & EQUIPMENT—1.85%
Acuity Brands Inc.	372,466	19,740,698
AMETEK Inc.	1,415,987	59,613,053
Energizer Holdings Inc.(a)	591,666	45,842,282
General Cable Corp.(a)	462,157	11,558,546
Hubbell Inc. Class B	521,052	34,837,537

		171,592,116
ELECTRONICS—3.00%
Avnet Inc.(a)	1,311,960	40,788,836
Gentex Corp.	1,268,533	37,535,891
Itron Inc.(a)(b)	360,696	12,902,096
Mettler-Toledo International Inc.(a)(b)	279,287	41,253,483
National Instruments Corp.	820,840	21,300,798
Tech Data Corp.(a)	365,429	18,055,847
Thomas & Betts Corp.(a)	459,923	25,111,796
Trimble Navigation Ltd.(a)(b)	1,090,562	47,330,391
Vishay Intertechnology Inc.(a)(b)	1,391,898	12,513,163
Woodward Inc.	530,760	21,724,007

		278,516,308
ENGINEERING & CONSTRUCTION—1.13%
AECOM Technology Corp.(a)	1,021,392	21,010,033
Granite Construction Inc.	307,576	7,295,703
KBR Inc.	1,316,087	36,679,345
Shaw Group Inc. (The)(a)	576,934	15,519,524
URS Corp.(a)	703,489	24,706,534

		105,211,139
ENTERTAINMENT—0.40%
Bally Technologies Inc.(a)(b)	383,810	15,183,524
DreamWorks Animation SKG Inc. Class A(a)(b)	628,837	10,435,550
International Speedway Corp. Class A	250,008	6,337,703
Scientific Games Corp. Class A(a)(b)	515,135	4,996,809

		36,953,586
ENVIRONMENTAL CONTROL—0.74%
Clean Harbors Inc.(a)(b)	417,336	26,596,823
Mine Safety Appliances Co.	272,383	9,021,325
Waste Connections Inc.	988,908	32,772,411

		68,390,559
FOOD—1.80%
Corn Products International Inc.	670,048	35,237,824
Flowers Foods Inc.	999,244	18,965,651
Lancaster Colony Corp.	176,186	12,216,737
Ralcorp Holdings Inc.(a)	487,537	41,684,414
Ruddick Corp.	436,360	18,606,390
Smithfield Foods Inc.(a)(b)	1,444,036	35,061,194
Tootsie Roll Industries Inc.(b)	220,535	5,220,064

		166,992,274

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2011

FOREST PRODUCTS & PAPER—0.28%
Domtar Corp.	322,063	25,752,158

		25,752,158
GAS—1.90%
Atmos Energy Corp.	798,580	26,632,643
Questar Corp.	1,569,793	31,176,089
Southern Union Co.	1,103,250	46,457,858
UGI Corp.	1,020,528	30,003,523
Vectren Corp.	724,739	21,908,860
WGL Holdings Inc.	455,374	20,136,638

		176,315,611
HAND & MACHINE TOOLS—0.79%
Kennametal Inc.	702,112	25,641,130
Lincoln Electric Holdings Inc.	740,666	28,974,854
Regal Beloit Corp.	367,644	18,738,815

		73,354,799
HEALTH CARE - PRODUCTS—3.48%
Cooper Companies Inc. (The)	421,915	29,753,446
Gen-Probe Inc.(a)	410,987	24,297,551
Henry Schein Inc.(a)(b)	799,185	51,491,490
Hill-Rom Holdings Inc.	546,433	18,409,328
Hologic Inc.(a)	2,326,612	40,738,976
IDEXX Laboratories Inc.(a)(b)	496,465	38,207,946
Masimo Corp.(a)	531,101	9,923,622
ResMed Inc.(a)(b)	1,300,305	33,027,747
Steris Corp.	513,283	15,306,099
TECHNE Corp.	327,619	22,363,273
Teleflex Inc.	360,525	22,096,577
Thoratec Corp.(a)	530,642	17,808,346

		323,424,401
HEALTH CARE - SERVICES—2.39%
AMERIGROUP Corp.(a)(b)	422,703	24,973,293
Community Health Systems Inc.(a)	802,082	13,996,331
Covance Inc.(a)	536,877	24,546,016
Health Management Associates Inc. Class A(a)	2,250,022	16,582,662
Health Net Inc.(a)	732,971	22,296,978
LifePoint Hospitals Inc.(a)	426,403	15,840,871
Lincare Holdings Inc.	784,034	20,157,514
MEDNAX Inc.(a)(b)	432,346	31,133,236
Universal Health Services Inc. Class B	853,368	33,161,881
WellCare Health Plans Inc.(a)	378,923	19,893,458

		222,582,240
HOLDING COMPANIES - DIVERSIFIED—0.12%
Apollo Investment Corp.	1,742,530	11,221,893

		11,221,893
HOME BUILDERS—0.83%
KB Home	640,890	4,306,781
M.D.C. Holdings Inc.	332,994	5,870,684
NVR Inc.(a)(b)	43,983	30,172,338

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2011

Thor Industries Inc.	388,383	10,653,346
Toll Brothers Inc.(a)(b)	1,299,713	26,540,139

		77,543,288
HOUSEHOLD PRODUCTS & WARES—1.17%
American Greetings Corp. Class A	352,017	4,403,733
Church & Dwight Co. Inc.	1,265,171	57,894,225
Scotts Miracle-Gro Co. (The) Class A(b)	383,226	17,892,822
Tupperware Brands Corp.	506,999	28,376,734

		108,567,514
INSURANCE—4.27%
American Financial Group Inc.	680,474	25,102,686
Arthur J. Gallagher & Co.	1,001,001	33,473,473
Aspen Insurance Holdings Ltd.	625,163	16,566,820
Brown & Brown Inc.	1,026,023	23,218,901
Everest Re Group Ltd.	474,915	39,935,602
Fidelity National Financial Inc. Class A	1,937,380	30,862,463
First American Financial Corp.	932,779	11,818,310
Hanover Insurance Group Inc. (The)	397,334	13,886,823
HCC Insurance Holdings Inc.	1,004,659	27,628,123
Kemper Corp.	444,380	12,980,340
Mercury General Corp.	310,068	14,145,302
Old Republic International Corp.	2,262,492	20,973,301
Protective Life Corp.	733,288	16,542,977
Reinsurance Group of America Inc.	647,728	33,843,788
StanCorp Financial Group Inc.	391,276	14,379,393
Transatlantic Holdings Inc.	507,699	27,786,366
W.R. Berkley Corp.	981,766	33,762,933

		396,907,601
INTERNET—1.52%
AOL Inc.(a)(b)	862,004	13,016,260
Equinix Inc.(a)(b)	419,248	42,511,747
Rackspace Hosting Inc.(a)(b)	915,614	39,380,558
TIBCO Software Inc.(a)	1,425,299	34,078,899
ValueClick Inc.(a)(b)	731,319	11,913,187

		140,900,651
IRON & STEEL—0.99%
Carpenter Technology Corp.	391,215	20,139,748
Commercial Metals Co.	1,023,111	14,149,625
Reliance Steel & Aluminum Co.	662,742	32,268,908
Steel Dynamics Inc.	1,932,503	25,412,415

		91,970,696
LEISURE TIME—0.66%
Life Time Fitness Inc.(a)(b)	374,926	17,527,791
Polaris Industries Inc.	610,296	34,164,370
WMS Industries Inc.(a)(b)	493,223	10,120,936

		61,813,097
MACHINERY—2.17%
AGCO Corp.(a)(b)	859,266	36,922,660
Gardner Denver Inc.	447,208	34,461,848
Graco Inc.	528,465	21,608,934
IDEX Corp.	737,365	27,363,615

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2011

Nordson Corp.	527,943	21,740,693
Terex Corp.(a)(b)	971,414	13,123,803
Wabtec Corp.	423,989	29,658,031
Zebra Technologies Corp. Class A(a)	460,115	16,462,915

		201,342,499
MANUFACTURING—2.81%
AptarGroup Inc.	584,006	30,467,593
Brink’s Co. (The)	414,722	11,147,727
Carlisle Companies Inc.	539,222	23,887,535
CLARCOR Inc.	444,757	22,233,403
Crane Co.	432,559	20,204,831
Donaldson Co. Inc.	659,003	44,864,924
Harsco Corp.	714,709	14,708,711
ITT Corp.	819,337	15,837,784
Pentair Inc.	871,172	29,001,316
SPX Corp.	450,864	27,173,573
Trinity Industries Inc.	709,540	21,328,773

		260,856,170
MEDIA—1.06%
AMC Networks Inc. Class A(a)	509,023	19,129,084
FactSet Research Systems Inc.	399,305	34,851,340
John Wiley & Sons Inc. Class A	420,622	18,675,617
Meredith Corp.(b)	330,490	10,790,499
New York Times Co. (The) Class A(a)(b)	1,069,307	8,265,743
Scholastic Corp.	224,473	6,727,456

		98,439,739
METAL FABRICATE & HARDWARE—0.59%
Timken Co. (The)	742,225	28,731,530
Valmont Industries Inc.	199,022	18,069,207
Worthington Industries Inc.	474,477	7,771,933

		54,572,670
MINING—0.22%
Compass Minerals International Inc.	291,432	20,065,093

		20,065,093
OFFICE FURNISHINGS—0.21%
Herman Miller Inc.	515,636	9,513,484
HNI Corp.(b)	396,302	10,343,482

		19,856,966
OIL & GAS—3.52%
Atwood Oceanics Inc.(a)(b)	500,407	19,911,195
Bill Barrett Corp.(a)(b)	414,687	14,128,386
Cimarex Energy Co.	758,295	46,938,460
Comstock Resources Inc.(a)(b)	419,901	6,424,485
Energen Corp.	637,279	31,863,950
Forest Oil Corp.(a)(b)	990,413	13,420,096
HollyFrontier Corp.	1,839,750	43,050,150
Northern Oil and Gas Inc.(a)(b)	559,358	13,413,405
Patterson-UTI Energy Inc.	1,363,869	27,250,103
Plains Exploration & Production Co.(a)	1,246,942	45,787,710
Quicksilver Resources Inc.(a)(b)	1,057,517	7,095,939
SM Energy Co.	565,936	41,369,922
Unit Corp.(a)	366,671	17,013,534

		327,667,335

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2011

OIL & GAS SERVICES—2.03%
CARBO Ceramics Inc.(b)	175,951	21,700,037
Dresser-Rand Group Inc.(a)	665,159	33,198,086
Dril-Quip Inc.(a)(b)	305,161	20,085,697
Helix Energy Solutions Group Inc.(a)(b)	933,964	14,756,631
Oceaneering International Inc.	955,395	44,072,371
Oil States International Inc.(a)(b)	452,917	34,589,271
Superior Energy Services Inc.(a)(b)	707,125	20,110,635

		188,512,728
PACKAGING & CONTAINERS—1.58%
Greif Inc. Class A	272,426	12,409,004
Packaging Corp. of America	865,571	21,847,012
Rock-Tenn Co. Class A	623,415	35,971,045
Silgan Holdings Inc.	438,840	16,956,778
Sonoco Products Co.	883,708	29,127,016
Temple-Inland Inc.	969,134	30,731,239

		147,042,094
PHARMACEUTICALS—1.37%
Catalyst Health Solutions Inc.(a)(b)	441,962	22,982,024
Endo Pharmaceuticals Holdings Inc.(a)	1,032,956	35,667,971
Medicis Pharmaceutical Corp. Class A	558,662	18,575,511
Omnicare Inc.(b)	1,010,888	34,825,092
VCA Antech Inc.(a)	767,735	15,162,766

		127,213,364
REAL ESTATE—0.25%
Jones Lang LaSalle Inc.	384,044	23,526,535

		23,526,535
REAL ESTATE INVESTMENT TRUSTS—8.79%
Alexandria Real Estate Equities Inc.	547,786	37,780,800
American Campus Communities Inc.(b)	626,170	26,274,093
BRE Properties Inc. Class A(b)	665,749	33,607,010
Camden Property Trust(b)	630,958	39,270,826
Corporate Office Properties Trust	637,440	13,551,974
Duke Realty Corp.(b)	2,235,159	26,933,666
Equity One Inc.	527,553	8,957,850
Essex Property Trust Inc.(b)	301,767	42,401,281
Federal Realty Investment Trust	561,564	50,961,933
Highwoods Properties Inc.	620,370	18,406,378
Home Properties Inc.	426,483	24,552,626
Hospitality Properties Trust	1,091,512	25,082,946
Liberty Property Trust(b)	1,025,773	31,675,870
Macerich Co. (The)(b)	1,166,921	59,046,203
Mack-Cali Realty Corp.	771,592	20,593,790
National Retail Properties Inc.	913,608	24,100,979
Omega Healthcare Investors Inc.	913,493	17,676,090
Potlatch Corp.(b)	355,886	11,071,613
Rayonier Inc.	1,069,091	47,713,531
Realty Income Corp.(b)	1,177,911	41,179,769
Regency Centers Corp.	794,756	29,898,721
Senior Housing Properties Trust	1,437,808	32,264,412
SL Green Realty Corp.(b)	761,946	50,776,081

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2011

Taubman Centers Inc.(b)	511,986	31,794,331
UDR Inc.	1,937,273	48,625,552
Weingarten Realty Investors(b)	1,067,624	23,295,556

		817,493,881
RETAIL—7.06%
99 Cents Only Stores(a)(b)	417,902	9,172,949
Advance Auto Parts Inc.	640,690	44,611,245
Aeropostale Inc.(a)(b)	715,094	10,905,184
American Eagle Outfitters Inc.	1,712,145	26,178,697
ANN INC.(a)(b)	463,735	11,491,353
Ascena Retail Group Inc.(a)(b)	595,582	17,700,697
Barnes & Noble Inc.(a)(b)	360,905	5,225,904
Bob Evans Farms Inc.	260,194	8,726,907
Brinker International Inc.	712,726	19,072,548
Cheesecake Factory Inc. (The)(a)(b)	483,429	14,188,641
Chico’s FAS Inc.	1,484,799	16,540,661
Collective Brands Inc.(a)(b)	535,485	7,694,919
Copart Inc.(a)	471,281	22,569,647
Dick’s Sporting Goods Inc.	853,700	31,484,456
Foot Locker Inc.	1,352,137	32,234,946
Guess? Inc.	591,490	17,638,232
HSN Inc.	355,616	12,894,636
J. Crew Group Inc. Escrow(a)(c)	581,753	58
MSC Industrial Direct Co. Inc. Class A	404,902	28,970,738
Office Depot Inc.(a)(b)	2,490,190	5,353,909
Panera Bread Co. Class A(a)(b)	262,108	37,075,177
PetSmart Inc.	987,253	50,636,206
PVH Corp.	597,381	42,109,387
RadioShack Corp.	882,969	8,573,629
Regis Corp.	509,626	8,434,310
Saks Inc.(a)(b)	1,415,739	13,803,455
Signet Jewelers Ltd.	768,286	33,773,853
Tractor Supply Co.	628,121	44,062,688
Wendy’s Co. (The)	2,618,887	14,037,234
Williams-Sonoma Inc.	916,605	35,289,292
World Fuel Services Corp.	628,702	26,392,910

		656,844,468
SAVINGS & LOANS—1.01%
Astoria Financial Corp.	743,769	6,314,599
First Niagara Financial Group Inc.	3,073,792	26,526,825
New York Community Bancorp Inc.	3,868,416	47,852,306
Washington Federal Inc.	953,008	13,332,582

		94,026,312
SEMICONDUCTORS—2.85%
Atmel Corp.(a)(b)	4,089,574	33,125,549
Cree Inc.(a)(b)	1,021,661	22,517,408
Cypress Semiconductor Corp.(a)	1,368,196	23,108,830
Fairchild Semiconductor International Inc.(a)	1,119,502	13,478,804
Integrated Device Technology Inc.(a)	1,255,337	6,854,140
International Rectifier Corp.(a)	611,430	11,873,971
Intersil Corp. Class A	1,118,386	11,675,950
Lam Research Corp.(a)	1,057,074	39,132,880
MEMC Electronic Materials Inc.(a)	2,043,019	8,049,495
QLogic Corp.(a)	891,005	13,365,075
Rovi Corp.(a)	971,814	23,887,188
Semtech Corp.(a)(b)	586,819	14,564,848
Silicon Laboratories Inc.(a)(b)	370,584	16,090,757
Skyworks Solutions Inc.(a)	1,660,449	26,932,483

		264,657,378

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2011

SHIPBUILDING—0.15%
Huntington Ingalls Industries Inc.(a)	432,200	13,519,216

		13,519,216
SOFTWARE—3.66%
ACI Worldwide Inc.(a)(b)	295,935	8,475,578
Acxiom Corp.(a)	692,486	8,455,254
Advent Software Inc.(a)(b)	282,858	6,890,421
Allscripts Healthcare Solutions Inc.(a)(b)	1,675,732	31,738,364
ANSYS Inc.(a)	816,994	46,797,416
Broadridge Financial Solutions Inc.	1,096,663	24,729,751
Compuware Corp.(a)	1,926,824	16,031,176
Concur Technologies Inc.(a)(b)	411,865	20,918,623
Fair Isaac Corp.	316,149	11,330,780
Informatica Corp.(a)(b)	940,180	34,720,847
ManTech International Corp. Class A	204,330	6,383,269
MSCI Inc. Class A(a)(b)	1,065,926	35,100,943
Parametric Technology Corp.(a)(b)	1,034,600	18,891,796
Quest Software Inc.(a)	500,051	9,300,949
Solera Holdings Inc.	626,649	27,910,947
VeriFone Systems Inc.(a)	930,525	33,052,248

		340,728,362
TELECOMMUNICATIONS—1.71%
ADTRAN Inc.	563,652	16,999,744
Ciena Corp.(a)(b)	857,745	10,378,715
NeuStar Inc. Class A(a)(b)	578,871	19,780,022
Plantronics Inc.	385,263	13,730,773
Polycom Inc.(a)	1,565,332	25,514,912
RF Micro Devices Inc.(a)(b)	2,461,426	13,291,700
Telephone and Data Systems Inc.	814,721	21,093,127
Tellabs Inc.	3,231,452	13,055,066
tw telecom inc.(a)	1,319,811	25,577,937

		159,421,996
TEXTILES—0.32%
Mohawk Industries Inc.(a)	504,503	30,194,505

		30,194,505
TRANSPORTATION—2.45%
Alexander & Baldwin Inc.	369,203	15,070,867
Con-way Inc.	492,240	14,353,718
J.B. Hunt Transport Services Inc.	794,673	35,815,912
Kansas City Southern Industries Inc.(a)	971,484	66,070,627
Kirby Corp.(a)(b)	492,107	32,400,325
Landstar System Inc.	415,324	19,902,326
Tidewater Inc.	458,511	22,604,592
UTi Worldwide Inc.	910,299	12,097,874
Werner Enterprises Inc.	393,197	9,476,048

		227,792,289

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2011

TRUCKING & LEASING—0.19%
GATX Corp.	412,626	18,015,251

		18,015,251
WATER—0.29%
Aqua America Inc.	1,224,605	27,002,540

		27,002,540

TOTAL COMMON STOCKS
(Cost: $9,226,139,963)		9,283,955,649

SHORT-TERM INVESTMENTS—13.17%

MONEY MARKET FUNDS—13.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	1,119,275,174	1,119,275,174
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	97,770,171	97,770,171
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	7,573,955	7,573,955

		1,224,619,300

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,224,619,300)		1,224,619,300

TOTAL INVESTMENTS IN SECURITIES—113.03%
(Cost: $10,450,759,263)		10,508,574,949
Other Assets, Less Liabilities—(13.03)%		(1,211,335,727)

NET ASSETS—100.00%		$9,297,239,222

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
77	S&P MidCap 400 E-mini (March 2012)	Chicago Mercantile	$6,755,210	$306,322

As of December 31, 2011, the Fund has pledged, to brokers, cash in the amount of $463,000 for initial margin requirements on outstanding futures contracts. See Note 4.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.14%
Lamar Advertising Co. Class A(a)	130,843	$3,598,182

		3,598,182
AEROSPACE & DEFENSE—1.26%
Alliant Techsystems Inc.	82,101	4,692,893
BE Aerospace Inc.(a)	306,501	11,864,654
Esterline Technologies Corp.(a)	79,277	4,437,134
Triumph Group Inc.	210,285	12,291,158

		33,285,839
AIRLINES—0.49%
Alaska Air Group Inc.(a)	172,992	12,989,969

		12,989,969
APPAREL—1.40%
Deckers Outdoor Corp.(a)(b)	188,049	14,210,863
Under Armour Inc. Class A(a)(b)	178,836	12,838,636
Warnaco Group Inc. (The)(a)(b)	197,196	9,867,688

		36,917,187
BANKS—1.81%
Bank of Hawaii Corp.	113,173	5,035,067
Commerce Bancshares Inc.	161,707	6,164,271
Cullen/Frost Bankers Inc.	167,023	8,837,187
Prosperity Bancshares Inc.	129,945	5,243,281
Signature Bank(a)(b)	224,900	13,491,751
SVB Financial Group(a)(b)	103,470	4,934,484
Westamerica Bancorp	87,295	3,832,250

		47,538,291
BEVERAGES—2.37%
Green Mountain Coffee Roasters Inc.(a)(b)	632,586	28,371,482
Monster Beverage Corp.(a)	368,968	33,996,712

		62,368,194
BIOTECHNOLOGY—2.38%
Bio-Rad Laboratories Inc. Class A(a)	95,872	9,207,547
Charles River Laboratories International Inc.(a)	111,183	3,038,631
Regeneron Pharmaceuticals Inc.(a)	369,737	20,494,522
United Therapeutics Corp.(a)(b)	252,703	11,940,217
Vertex Pharmaceuticals Inc.(a)	538,405	17,880,430

		62,561,347
BUILDING MATERIALS—0.50%
Fortune Brands Home & Security Inc.(a)	258,500	4,402,255
Martin Marietta Materials Inc.(b)	115,721	8,726,521

		13,128,776

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2011

CHEMICALS—2.06%
Albemarle Corp.	432,315	22,268,546
Intrepid Potash Inc.(a)	256,286	5,799,752
Minerals Technologies Inc.	57,745	3,264,325
NewMarket Corp.	51,586	10,219,703
Sensient Technologies Corp.	138,807	5,260,785
Valspar Corp. (The)	191,056	7,445,452

		54,258,563
COMMERCIAL SERVICES—5.10%
Aaron’s Inc.	209,357	5,585,645
Alliance Data Systems Corp.(a)(b)	243,366	25,271,125
Corporate Executive Board Co. (The)	91,120	3,471,672
FTI Consulting Inc.(a)(b)	199,515	8,463,426
Gartner Inc.(a)	462,204	16,070,833
Global Payments Inc.	381,452	18,073,196
HMS Holdings Corp.(a)	414,295	13,249,154
ITT Educational Services Inc.(a)(b)	97,281	5,534,316
Lender Processing Services Inc.	234,159	3,528,776
Matthews International Corp. Class A	70,521	2,216,475
Rollins Inc.	203,934	4,531,414
SEI Investments Co.	243,057	4,217,039
Sotheby’s	127,674	3,642,539
Strayer Education Inc.(b)	56,547	5,495,803
Towers Watson & Co. Class A	188,241	11,281,283
United Rentals Inc.(a)(b)	119,421	3,528,891

		134,161,587
COMPUTERS—2.45%
Cadence Design Systems Inc.(a)	451,855	4,699,292
Jack Henry & Associates Inc.	421,716	14,173,875
MICROS Systems Inc.(a)	390,301	18,180,221
Riverbed Technology Inc.(a)	755,043	17,743,510
Synopsys Inc.(a)	356,031	9,684,043

		64,480,941
DISTRIBUTION & WHOLESALE—1.93%
Fossil Inc.(a)(b)	256,103	20,324,334
LKQ Corp.(a)	713,902	21,474,172
Watsco Inc.	138,241	9,076,904

		50,875,410
DIVERSIFIED FINANCIAL SERVICES—1.07%
Affiliated Managers Group Inc.(a)	129,712	12,445,866
Eaton Vance Corp.	313,104	7,401,778
Greenhill & Co. Inc.(b)	59,299	2,156,705
Waddell & Reed Financial Inc. Class A	249,292	6,174,963

		28,179,312
ELECTRIC—2.76%
Alliant Energy Corp.	254,087	11,207,778
Black Hills Corp.	117,075	3,931,379
Cleco Corp.	162,312	6,184,087
IDACORP Inc.	140,406	5,954,618
National Fuel Gas Co.	234,050	13,008,499
NSTAR	302,738	14,216,576
OGE Energy Corp.	319,996	18,146,973

		72,649,910

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2011

ELECTRICAL COMPONENTS & EQUIPMENT—2.55%
Acuity Brands Inc.	114,875	6,088,375
AMETEK Inc.	779,751	32,827,517
Energizer Holdings Inc.(a)	182,493	14,139,557
Hubbell Inc. Class B	212,437	14,203,538

		67,258,987
ELECTRONICS—3.73%
Gentex Corp.	698,797	20,677,403
Mettler-Toledo International Inc.(a)	153,830	22,722,229
National Instruments Corp.	275,506	7,149,381
Thomas & Betts Corp.(a)	177,293	9,680,198
Trimble Navigation Ltd.(a)	600,576	26,064,998
Woodward Inc.	291,837	11,944,889

		98,239,098
ENTERTAINMENT—0.21%
Bally Technologies Inc.(a)(b)	118,122	4,672,906
Scientific Games Corp. Class A(a)	97,038	941,269

		5,614,175
ENVIRONMENTAL CONTROL—1.12%
Clean Harbors Inc.(a)(b)	230,028	14,659,684
Mine Safety Appliances Co.	71,886	2,380,864
Waste Connections Inc.	375,982	12,460,044

		29,500,592
FOOD—1.64%
Corn Products International Inc.	369,140	19,413,073
Flowers Foods Inc.	280,014	5,314,666
Lancaster Colony Corp.	96,812	6,712,944
Ralcorp Holdings Inc.(a)	120,857	10,333,273
Tootsie Roll Industries Inc.	59,551	1,409,572

		43,183,528
FOREST PRODUCTS & PAPER—0.28%
Domtar Corp.	92,477	7,394,461

		7,394,461
GAS—0.94%
Questar Corp.	258,995	5,143,641
Southern Union Co.	334,193	14,072,867
WGL Holdings Inc.	125,043	5,529,401

		24,745,909
HAND & MACHINE TOOLS—0.53%
Lincoln Electric Holdings Inc.	212,148	8,299,230
Regal Beloit Corp.	113,336	5,776,736

		14,075,966

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2011

HEALTH CARE - PRODUCTS—5.85%
Cooper Companies Inc. (The)	232,506	16,396,323
Gen-Probe Inc.(a)	226,492	13,390,207
Henry Schein Inc.(a)	440,094	28,355,256
Hill-Rom Holdings Inc.	159,367	5,369,074
Hologic Inc.(a)	730,537	12,791,703
IDEXX Laboratories Inc.(a)(b)	273,479	21,046,944
Masimo Corp.(a)	207,105	3,869,757
ResMed Inc.(a)	716,436	18,197,474
Steris Corp.	143,677	4,284,448
TECHNE Corp.	180,234	12,302,773
Teleflex Inc.	134,816	8,262,873
Thoratec Corp.(a)(b)	291,935	9,797,339

		154,064,171

HEALTH CARE - SERVICES—2.38%
AMERIGROUP Corp.(a)(b)	233,006	13,765,995
Covance Inc.(a)	295,952	13,530,926
Lincare Holdings Inc.	250,072	6,429,351
MEDNAX Inc.(a)(b)	238,239	17,155,590
Universal Health Services Inc. Class B	301,076	11,699,813

		62,581,675
HOUSEHOLD PRODUCTS & WARES—2.06%
Church & Dwight Co. Inc.	696,703	31,881,129
Scotts Miracle-Gro Co. (The) Class A(b)	141,378	6,600,939
Tupperware Brands Corp.	279,405	15,638,298

		54,120,366
INSURANCE—0.56%
Arthur J. Gallagher & Co.	292,209	9,771,469
Brown & Brown Inc.	225,812	5,110,125

		14,881,594
INTERNET—2.52%
Equinix Inc.(a)(b)	230,911	23,414,376
Rackspace Hosting Inc.(a)(b)	504,339	21,691,620
TIBCO Software Inc.(a)	785,252	18,775,375
ValueClick Inc.(a)(b)	144,689	2,356,984

		66,238,355
IRON & STEEL—0.27%
Carpenter Technology Corp.	137,620	7,084,678

		7,084,678
LEISURE TIME—1.08%
Life Time Fitness Inc.(a)(b)	206,265	9,642,889
Polaris Industries Inc.	336,236	18,822,491

		28,465,380
MACHINERY—2.66%
Gardner Denver Inc.	246,386	18,986,505
Graco Inc.	186,354	7,620,015
IDEX Corp.	251,688	9,340,142

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2011

Nordson Corp.	208,908	8,602,831
Wabtec Corp.	233,658	16,344,377
Zebra Technologies Corp. Class A(a)	253,134	9,057,135

		69,951,005

MANUFACTURING—3.00%
AptarGroup Inc.	321,809	16,788,776
Carlisle Companies Inc.	133,584	5,917,771
CLARCOR Inc.	176,130	8,804,739
Crane Co.	175,862	8,214,514
Donaldson Co. Inc.	362,943	24,709,159
Pentair Inc.	196,645	6,546,312
SPX Corp.	134,212	8,088,957

		79,070,228

MEDIA—1.17%
AMC Networks Inc. Class A(a)	108,656	4,083,293
FactSet Research Systems Inc.	219,981	19,199,942
John Wiley & Sons Inc. Class A	166,821	7,406,852

		30,690,087

METAL FABRICATE & HARDWARE—0.38%
Valmont Industries Inc.	109,483	9,939,962

		9,939,962

MINING—0.42%
Compass Minerals International Inc.	160,246	11,032,937

		11,032,937

OIL & GAS—3.51%
Atwood Oceanics Inc.(a)	190,175	7,567,063
Bill Barrett Corp.(a)(b)	228,142	7,772,798
Cimarex Energy Co.	417,603	25,849,626
Energen Corp.	245,823	12,291,150
Northern Oil and Gas Inc.(a)(b)	307,738	7,379,557
Plains Exploration & Production Co.(a)	240,296	8,823,669
SM Energy Co.	311,719	22,786,659

		92,470,522

OIL & GAS SERVICES—3.45%
CARBO Ceramics Inc.	96,764	11,933,904
Dresser-Rand Group Inc.(a)	366,471	18,290,568
Dril-Quip Inc.(a)(b)	167,740	11,040,647
Helix Energy Solutions Group Inc.(a)	133,238	2,105,160
Oceaneering International Inc.	526,182	24,272,776
Oil States International Inc.(a)(b)	249,534	19,056,911
Superior Energy Services Inc.(a)(b)	143,081	4,069,224

		90,769,190

PACKAGING & CONTAINERS—1.17%
Packaging Corp. of America	205,310	5,182,024
Rock-Tenn Co. Class A	343,447	19,816,892
Silgan Holdings Inc.	149,714	5,784,949

		30,783,865

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2011

PHARMACEUTICALS—1.62%
Catalyst Health Solutions Inc.(a)	243,599	12,667,148
Endo Pharmaceuticals Holdings Inc.(a)	569,061	19,649,676
Medicis Pharmaceutical Corp. Class A	307,343	10,219,155

		42,535,979
REAL ESTATE INVESTMENT TRUSTS—9.34%
Alexandria Real Estate Equities Inc.	165,984	11,447,916
American Campus Communities Inc.	220,751	9,262,712
BRE Properties Inc. Class A	223,767	11,295,758
Camden Property Trust	236,353	14,710,611
Essex Property Trust Inc.(b)	166,201	23,352,903
Federal Realty Investment Trust	309,242	28,063,711
Highwoods Properties Inc.	147,079	4,363,834
Home Properties Inc.	235,100	13,534,707
Liberty Property Trust	226,136	6,983,080
Macerich Co. (The)(b)	320,723	16,228,584
National Retail Properties Inc.	241,370	6,367,341
Omega Healthcare Investors Inc.	221,714	4,290,166
Potlatch Corp.(b)	78,669	2,447,393
Rayonier Inc.	406,259	18,131,339
Realty Income Corp.(b)	395,788	13,836,748
Regency Centers Corp.	206,057	7,751,864
Senior Housing Properties Trust	356,560	8,001,206
SL Green Realty Corp.	217,904	14,521,123
Taubman Centers Inc.	282,102	17,518,534
UDR Inc.	554,807	13,925,656

		246,035,186
RETAIL—7.94%
99 Cents Only Stores(a)	120,292	2,640,409
Advance Auto Parts Inc.	352,847	24,568,737
Aeropostale Inc.(a)	243,935	3,720,009
Ascena Retail Group Inc.(a)(b)	209,766	6,234,246
Cheesecake Factory Inc. (The)(a)	180,974	5,311,587
Copart Inc.(a)	259,745	12,439,188
Dick’s Sporting Goods Inc.	333,804	12,310,692
Guess? Inc.	218,216	6,507,201
HSN Inc.	97,625	3,539,883
J. Crew Group Inc. Escrow(a)(c)	361,849	36
MSC Industrial Direct Co. Inc. Class A	223,144	15,965,953
Panera Bread Co. Class A(a)	144,389	20,423,824
PetSmart Inc.	543,659	27,884,270
PVH Corp.	329,029	23,193,254
Signet Jewelers Ltd.	224,118	9,852,227
Tractor Supply Co.	345,925	24,266,639
Williams-Sonoma Inc.	262,195	10,094,507

		208,952,662
SEMICONDUCTORS—3.29%
Atmel Corp.(a)	965,199	7,818,112
Cree Inc.(a)(b)	409,743	9,030,736
Cypress Semiconductor Corp.(a)	246,995	4,171,746
Lam Research Corp.(a)	582,277	21,555,894
QLogic Corp.(a)	264,290	3,964,350
Rovi Corp.(a)	535,682	13,167,064
Semtech Corp.(a)(b)	322,915	8,014,750
Silicon Laboratories Inc.(a)(b)	203,876	8,852,296
Skyworks Solutions Inc.(a)	613,820	9,956,160

		86,531,108

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2011

SOFTWARE—5.87%
ACI Worldwide Inc.(a)(b)	162,986	4,667,919
Advent Software Inc.(a)	156,446	3,811,025
Allscripts Healthcare Solutions Inc.(a)	923,362	17,488,476
ANSYS Inc.(a)	449,931	25,772,048
Broadridge Financial Solutions Inc.	265,650	5,990,407
Concur Technologies Inc.(a)(b)	226,464	11,502,107
Fair Isaac Corp.	104,295	3,737,933
Informatica Corp.(a)	517,969	19,128,595
ManTech International Corp. Class A(b)	61,235	1,912,981
MSCI Inc. Class A(a)(b)	587,240	19,337,813
Parametric Technology Corp.(a)	267,110	4,877,429
Quest Software Inc.(a)	153,946	2,863,396
Solera Holdings Inc.	345,358	15,382,245
VeriFone Systems Inc.(a)	512,695	18,210,926

		154,683,300
TELECOMMUNICATIONS—1.67%
ADTRAN Inc.	310,092	9,352,375
Ciena Corp.(a)	251,162	3,039,060
NeuStar Inc. Class A(a)(b)	318,159	10,871,493
Plantronics Inc.	97,634	3,479,676
Polycom Inc.(a)	517,697	8,438,461
tw telecom inc.(a)	458,500	8,885,730

		44,066,795
TRANSPORTATION—2.45%
J.B. Hunt Transport Services Inc.	437,785	19,730,970
Kansas City Southern Industries Inc.(a)	347,750	23,650,478
Kirby Corp.(a)(b)	200,661	13,211,520
Landstar System Inc.	166,711	7,988,791

		64,581,759
TRUCKING & LEASING—0.18%
GATX Corp.	108,705	4,746,060

		4,746,060
WATER—0.30%
Aqua America Inc.	364,529	8,037,865

		8,037,865

TOTAL COMMON STOCKS
(Cost: $2,565,108,835)		2,629,320,953

SHORT-TERM INVESTMENTS—12.79%

MONEY MARKET FUNDS—12.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	307,873,084	307,873,084
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	26,893,122	26,893,122

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	2,001,548	2,001,548

		336,767,754

TOTAL SHORT-TERM INVESTMENTS
(Cost: $336,767,754)		336,767,754

TOTAL INVESTMENTS IN SECURITIES—112.65%
(Cost: $2,901,876,589)		2,966,088,707
Other Assets, Less Liabilities—(12.65)%		(333,162,802)

NET ASSETS—100.00%		$2,632,925,905

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.17%
Lamar Advertising Co. Class A(a)(b)	123,516	$3,396,690

		3,396,690
AEROSPACE & DEFENSE—0.97%
Alliant Techsystems Inc.	63,050	3,603,938
BE Aerospace Inc.(a)	156,367	6,052,967
Esterline Technologies Corp.(a)(b)	56,197	3,145,346
Exelis Inc.	717,808	6,496,162

		19,298,413
AGRICULTURE—0.21%
Universal Corp.(b)	90,590	4,163,516

		4,163,516
AIRLINES—0.21%
JetBlue Airways Corp.(a)(b)	797,637	4,147,712

		4,147,712
APPAREL—0.41%
Hanesbrands Inc.(a)(b)	378,128	8,265,878

		8,265,878
AUTO MANUFACTURERS—0.38%
Oshkosh Corp.(a)	355,664	7,604,096

		7,604,096
BANKS—6.03%
Associated Banc-Corp	675,024	7,540,018
BancorpSouth Inc.(b)	282,915	3,117,723
Bank of Hawaii Corp.	90,436	4,023,498
Cathay General Bancorp	307,073	4,584,600
City National Corp.	182,141	8,046,989
Commerce Bancshares Inc.	178,530	6,805,564
Cullen/Frost Bankers Inc.	105,202	5,566,238
East West Bancorp Inc.	580,434	11,463,572
FirstMerit Corp.	424,795	6,427,148
Fulton Financial Corp.	778,146	7,633,612
Hancock Holding Co.	329,801	10,543,738
International Bancshares Corp.(b)	207,314	3,801,102
Prosperity Bancshares Inc.	78,755	3,177,764
SVB Financial Group(a)(b)	86,087	4,105,489
Synovus Financial Corp.	2,893,159	4,079,354
TCF Financial Corp.	613,022	6,326,387
Trustmark Corp.	249,274	6,054,866
Valley National Bancorp	729,590	9,025,028
Webster Financial Corp.	286,944	5,850,788
Westamerica Bancorp	41,286	1,812,456
		119,985,934

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2011

BIOTECHNOLOGY—0.78%
Charles River Laboratories International Inc.(a)	104,287	2,850,164
Vertex Pharmaceuticals Inc.(a)	381,782	12,678,980

		15,529,144
BUILDING MATERIALS—1.22%
Fortune Brands Home & Security Inc.(a)	399,355	6,801,016
Lennox International Inc.	200,514	6,767,347
Louisiana-Pacific Corp.(a)(b)	531,898	4,292,417
Martin Marietta Materials Inc.(b)	85,280	6,430,965

		24,291,745
CHEMICALS—3.29%
Ashland Inc.	304,184	17,387,157
Cabot Corp.	248,639	7,991,257
Cytec Industries Inc.	192,970	8,616,111
Minerals Technologies Inc.	22,716	1,284,136
Olin Corp.	311,656	6,124,040
RPM International Inc.	510,352	12,529,142
Sensient Technologies Corp.	84,114	3,187,921
Valspar Corp. (The)	210,927	8,219,825

		65,339,589
COAL—0.75%
Arch Coal Inc.	824,123	11,958,025
Patriot Coal Corp.(a)(b)	356,081	3,016,006

		14,974,031
COMMERCIAL SERVICES—4.70%
Aaron’s Inc.	126,266	3,368,777
Convergys Corp.(a)(b)	469,078	5,990,126
CoreLogic Inc.(a)	415,778	5,376,010
Corporate Executive Board Co. (The)	56,842	2,165,680
Corrections Corp. of America(a)(b)	387,179	7,886,836
Deluxe Corp.	198,409	4,515,789
Korn/Ferry International(a)(b)	185,876	3,171,045
Lender Processing Services Inc.	141,229	2,128,321
Manpower Inc.	317,711	11,358,168
Matthews International Corp. Class A	54,464	1,711,804
Monster Worldwide Inc.(a)	502,661	3,986,102
Rent-A-Center Inc.	228,650	8,460,050
Rollins Inc.	87,625	1,947,027
SEI Investments Co.	376,223	6,527,469
Service Corp. International	887,507	9,451,950
Sotheby’s	160,895	4,590,334
Towers Watson & Co. Class A	50,286	3,013,640
United Rentals Inc.(a)(b)	149,211	4,409,185
Valassis Communications Inc.(a)(b)	174,788	3,361,173

		93,419,486
COMPUTERS—2.16%
Cadence Design Systems Inc.(a)	699,121	7,270,858
Diebold Inc.	243,662	7,326,916
DST Systems Inc.	130,199	5,926,659
Mentor Graphics Corp.(a)(b)	364,336	4,940,396
NCR Corp.(a)	612,770	10,086,194
Synopsys Inc.(a)	273,167	7,430,143

		42,981,166

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2011

DISTRIBUTION & WHOLESALE—1.71%
Arrow Electronics Inc.(a)	435,143	16,278,700
Ingram Micro Inc. Class A(a)	597,316	10,865,178
Owens & Minor Inc.	246,686	6,855,404

		33,999,282
DIVERSIFIED FINANCIAL SERVICES—2.26%
Affiliated Managers Group Inc.(a)	103,666	9,946,753
Eaton Vance Corp.	197,188	4,661,524
Greenhill & Co. Inc.	65,127	2,368,669
Janus Capital Group Inc.	728,572	4,597,289
Jefferies Group Inc.(b)	567,212	7,799,165
Raymond James Financial Inc.	397,532	12,307,591
Waddell & Reed Financial Inc. Class A	133,267	3,301,024

		44,982,015
ELECTRIC—5.68%
Alliant Energy Corp.	229,002	10,101,278
Black Hills Corp.(b)	60,217	2,022,087
Cleco Corp.	106,601	4,061,498
Great Plains Energy Inc.	528,407	11,508,704
Hawaiian Electric Industries Inc.	373,636	9,893,881
IDACORP Inc.	81,607	3,460,953
MDU Resources Group Inc.	735,261	15,778,701
National Fuel Gas Co.	135,362	7,523,420
NSTAR	161,200	7,569,952
NV Energy Inc.	919,113	15,027,497
OGE Energy Corp.	125,867	7,137,918
PNM Resources Inc.	310,964	5,668,874
Westar Energy Inc.	456,379	13,134,588

		112,889,351
ELECTRICAL COMPONENTS & EQUIPMENT—1.10%
Acuity Brands Inc.	72,014	3,816,742
Energizer Holdings Inc.(a)	114,571	8,876,961
General Cable Corp.(a)(b)	203,751	5,095,812
Hubbell Inc. Class B	59,838	4,000,769

		21,790,284
ELECTRONICS—2.22%
Avnet Inc.(a)	577,807	17,964,020
Itron Inc.(a)	159,016	5,688,002
National Instruments Corp.	140,747	3,652,385
Tech Data Corp.(a)(b)	160,586	7,934,554
Thomas & Betts Corp.(a)	60,737	3,316,240
Vishay Intertechnology Inc.(a)(b)	613,627	5,516,507

		44,071,708
ENGINEERING & CONSTRUCTION—2.33%
AECOM Technology Corp.(a)	448,989	9,235,704
Granite Construction Inc.	135,618	3,216,859
KBR Inc.	579,721	16,156,824
Shaw Group Inc. (The)(a)	253,392	6,816,245
URS Corp.(a)(b)	310,005	10,887,375

		46,313,007

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2011

ENTERTAINMENT—0.59%
Bally Technologies Inc.(a)(b)	74,446	2,945,084
DreamWorks Animation SKG Inc. Class A(a)(b)	277,252	4,600,997
International Speedway Corp. Class A	110,116	2,791,440
Scientific Games Corp. Class A(a)(b)	150,184	1,456,785

		11,794,306
ENVIRONMENTAL CONTROL—0.33%
Mine Safety Appliances Co.	62,587	2,072,881
Waste Connections Inc.	135,089	4,476,850

		6,549,731
FOOD—1.96%
Flowers Foods Inc.	215,646	4,092,961
Ralcorp Holdings Inc.(a)	118,056	10,093,788
Ruddick Corp.	191,765	8,176,860
Smithfield Foods Inc.(a)(b)	636,108	15,444,702
Tootsie Roll Industries Inc.(b)	49,740	1,177,346

		38,985,657
FOREST PRODUCTS & PAPER—0.27%
Domtar Corp.	68,297	5,461,028

		5,461,028
GAS—2.91%
Atmos Energy Corp.	351,918	11,736,465
Questar Corp.	483,918	9,610,612
Southern Union Co.	218,508	9,201,372
UGI Corp.	449,671	13,220,327
Vectren Corp.	318,636	9,632,366
WGL Holdings Inc.	100,404	4,439,865

		57,841,007
HAND & MACHINE TOOLS—1.06%
Kennametal Inc.	309,400	11,299,288
Lincoln Electric Holdings Inc.	156,377	6,117,468
Regal Beloit Corp.	71,087	3,623,305

		21,040,061
HEALTH CARE - PRODUCTS—0.96%
Hill-Rom Holdings Inc.	113,263	3,815,831
Hologic Inc.(a)	440,172	7,707,412
Masimo Corp.(a)	68,241	1,275,083
Steris Corp.	110,465	3,294,066
Teleflex Inc.	50,762	3,111,203

		19,203,595
HEALTH CARE - SERVICES—2.41%
Community Health Systems Inc.(a)(b)	352,106	6,144,250
Health Management Associates Inc. Class A(a)	988,310	7,283,845
Health Net Inc.(a)	322,994	9,825,477
LifePoint Hospitals Inc.(a)(b)	187,287	6,957,712

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2011

Lincare Holdings Inc.	145,233	3,733,940
Universal Health Services Inc. Class B	135,679	5,272,486
WellCare Health Plans Inc.(a)(b)	166,557	8,744,243

		47,961,953
HOLDING COMPANIES - DIVERSIFIED—0.25%
Apollo Investment Corp.	769,302	4,954,305

		4,954,305
HOME BUILDERS—1.72%
KB Home(b)	279,726	1,879,759
M.D.C. Holdings Inc.	145,879	2,571,847
NVR Inc.(a)(b)	19,380	13,294,680
Thor Industries Inc.	171,276	4,698,101
Toll Brothers Inc.(a)	572,749	11,695,534

		34,139,921
HOUSEHOLD PRODUCTS & WARES—0.23%
American Greetings Corp. Class A	154,583	1,933,833
Scotts Miracle-Gro Co. (The) Class A(b)	55,903	2,610,111

		4,543,944
INSURANCE—8.18%
American Financial Group Inc.	299,865	11,062,020
Arthur J. Gallagher & Co.	206,986	6,921,612
Aspen Insurance Holdings Ltd.	274,643	7,278,039
Brown & Brown Inc.	270,889	6,130,218
Everest Re Group Ltd.	209,162	17,588,433
Fidelity National Financial Inc. Class A	853,598	13,597,816
First American Financial Corp.	411,666	5,215,808
Hanover Insurance Group Inc. (The)	174,447	6,096,923
HCC Insurance Holdings Inc.	442,729	12,175,047
Kemper Corp.	195,905	5,722,385
Mercury General Corp.	132,358	6,038,172
Old Republic International Corp.	994,615	9,220,081
Protective Life Corp.	322,123	7,267,095
Reinsurance Group of America Inc.	285,347	14,909,381
StanCorp Financial Group Inc.	171,793	6,313,393
Transatlantic Holdings Inc.	223,732	12,244,852
W.R. Berkley Corp.	432,501	14,873,709

		162,654,984
INTERNET—0.46%
AOL Inc.(a)(b)	380,016	5,738,241
ValueClick Inc.(a)(b)	206,203	3,359,047

		9,097,288
IRON & STEEL—1.75%
Carpenter Technology Corp.	62,121	3,197,989
Commercial Metals Co.	449,204	6,212,491
Reliance Steel & Aluminum Co.	291,989	14,216,945
Steel Dynamics Inc.	851,608	11,198,645

		34,826,070

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2011

LEISURE TIME—0.22%
WMS Industries Inc.(a)	217,596	4,465,070

		4,465,070
MACHINERY—1.65%
AGCO Corp.(a)	378,494	16,263,887
Graco Inc.	83,537	3,415,828
IDEX Corp.	123,617	4,587,427
Nordson Corp.	65,382	2,692,431
Terex Corp.(a)(b)	428,249	5,785,644

		32,745,217
MANUFACTURING—2.60%
Brink’s Co. (The)	182,843	4,914,820
Carlisle Companies Inc.	131,039	5,805,028
CLARCOR Inc.	54,743	2,736,603
Crane Co.	49,745	2,323,589
Harsco Corp.	313,824	6,458,498
ITT Corp.	360,746	6,973,220
Pentair Inc.	226,232	7,531,263
SPX Corp.	91,592	5,520,250
Trinity Industries Inc.	311,922	9,376,375

		51,639,646
MEDIA—0.95%
AMC Networks Inc. Class A(a)	136,722	5,138,013
John Wiley & Sons Inc. Class A	52,123	2,314,261
Meredith Corp.(b)	145,721	4,757,791
New York Times Co. (The) Class A(a)(b)	471,521	3,644,857
Scholastic Corp.	98,410	2,949,348

		18,804,270
METAL FABRICATE & HARDWARE—0.81%
Timken Co. (The)	327,075	12,661,073
Worthington Industries Inc.	208,997	3,423,371

		16,084,444
OFFICE FURNISHINGS—0.44%
Herman Miller Inc.	227,331	4,194,257
HNI Corp.	175,017	4,567,944

		8,762,201
OIL & GAS—3.54%
Atwood Oceanics Inc.(a)	68,362	2,720,124
Comstock Resources Inc.(a)(b)	185,351	2,835,870
Energen Corp.	84,410	4,220,500
Forest Oil Corp.(a)	436,626	5,916,282
HollyFrontier Corp.	810,202	18,958,727
Patterson-UTI Energy Inc.	601,023	12,008,439
Plains Exploration & Production Co.(a)	356,948	13,107,131
Quicksilver Resources Inc.(a)	468,463	3,143,387
Unit Corp.(a)	161,089	7,474,530

		70,384,990

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2011

OIL & GAS SERVICES—0.52%
Helix Energy Solutions Group Inc.(a)(b)	304,103	4,804,827
Superior Energy Services Inc.(a)(b)	196,226	5,580,668

		10,385,495
PACKAGING & CONTAINERS—2.02%
Greif Inc. Class A	120,100	5,470,555
Packaging Corp. of America	217,540	5,490,710
Silgan Holdings Inc.	73,139	2,826,091
Sonoco Products Co.	389,398	12,834,558
Temple-Inland Inc.	426,999	13,540,138

		40,162,052
PHARMACEUTICALS—1.11%
Omnicare Inc.(b)	445,303	15,340,688
VCA Antech Inc.(a)	337,158	6,658,871

		21,999,559
REAL ESTATE—0.52%
Jones Lang LaSalle Inc.	169,234	10,367,275

		10,367,275
REAL ESTATE INVESTMENT TRUSTS—8.21%
Alexandria Real Estate Equities Inc.	108,457	7,480,279
American Campus Communities Inc.	99,344	4,168,474
BRE Properties Inc. Class A	114,587	5,784,352
Camden Property Trust	89,146	5,548,447
Corporate Office Properties Trust	280,986	5,973,762
Duke Realty Corp.(b)	984,982	11,869,033
Equity One Inc.	232,642	3,950,261
Highwoods Properties Inc.(b)	156,241	4,635,671
Hospitality Properties Trust(b)	481,003	11,053,449
Liberty Property Trust	270,940	8,366,627
Macerich Co. (The)(b)	256,933	13,000,810
Mack-Cali Realty Corp.	339,181	9,052,741
National Retail Properties Inc.	209,908	5,537,373
Omega Healthcare Investors Inc.	225,475	4,362,941
Potlatch Corp.(b)	93,772	2,917,247
Rayonier Inc.(b)	145,718	6,503,394
Realty Income Corp.(b)	202,071	7,064,402
Regency Centers Corp.	185,349	6,972,830
Senior Housing Properties Trust	348,061	7,810,489
SL Green Realty Corp.(b)	161,006	10,729,440
UDR Inc.	409,349	10,274,660
Weingarten Realty Investors(b)	470,466	10,265,568

		163,322,250
RETAIL—6.14%
99 Cents Only Stores(a)	88,148	1,934,849
Aeropostale Inc.(a)(b)	119,264	1,818,776
American Eagle Outfitters Inc.	754,505	11,536,381
ANN INC.(a)(b)	204,446	5,066,172
Ascena Retail Group Inc.(a)(b)	94,542	2,809,788
Barnes & Noble Inc.(a)(b)	159,088	2,303,594
Bob Evans Farms Inc.	114,854	3,852,203
Brinker International Inc.	313,246	8,382,463

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2011

Cheesecake Factory Inc. (The)(a)(b)	67,926	1,993,628
Chico’s FAS Inc.	652,295	7,266,566
Collective Brands Inc.(a)(b)	236,111	3,392,915
Dick’s Sporting Goods Inc.	109,293	4,030,726
Foot Locker Inc.	595,708	14,201,679
Guess? Inc.	85,967	2,563,536
HSN Inc.	78,278	2,838,360
Office Depot Inc.(a)(b)	1,090,398	2,344,356
RadioShack Corp.(b)	389,358	3,780,666
Regis Corp.	225,146	3,726,166
Saks Inc.(a)(b)	621,550	6,060,113
Signet Jewelers Ltd.	158,864	6,983,661
Wendy’s Co. (The)	1,149,855	6,163,223
Williams-Sonoma Inc.	193,587	7,453,100
World Fuel Services Corp.	277,054	11,630,727

		122,133,648
SAVINGS & LOANS—2.08%
Astoria Financial Corp.(b)	325,975	2,767,528
First Niagara Financial Group Inc.	1,354,539	11,689,671
New York Community Bancorp Inc.	1,703,396	21,071,008
Washington Federal Inc.	420,134	5,877,675

		41,405,882
SEMICONDUCTORS—2.38%
Atmel Corp.(a)(b)	1,026,110	8,311,491
Cree Inc.(a)	121,145	2,670,036
Cypress Semiconductor Corp.(a)	403,522	6,815,487
Fairchild Semiconductor International Inc.(a)	493,530	5,942,101
Integrated Device Technology Inc.(a)(b)	551,957	3,013,685
International Rectifier Corp.(a)	269,559	5,234,836
Intersil Corp. Class A	493,555	5,152,714
MEMC Electronic Materials Inc.(a)	898,826	3,541,374
QLogic Corp.(a)	180,626	2,709,390
Skyworks Solutions Inc.(a)	241,878	3,923,261

		47,314,375
SHIPBUILDING—0.30%
Huntington Ingalls Industries Inc.(a)(b)	189,738	5,935,005

		5,935,005
SOFTWARE—1.33%
Acxiom Corp.(a)(b)	305,553	3,730,802
Broadridge Financial Solutions Inc.	270,200	6,093,010
Compuware Corp.(a)	850,322	7,074,679
Fair Isaac Corp.	55,860	2,002,022
ManTech International Corp. Class A(b)	41,539	1,297,678
Parametric Technology Corp.(a)(b)	241,788	4,415,049
Quest Software Inc.(a)	96,611	1,796,965

		26,410,205
TELECOMMUNICATIONS—1.76%
Ciena Corp.(a)(b)	176,591	2,136,751
Plantronics Inc.	91,589	3,264,232
Polycom Inc.(a)	276,633	4,509,118
RF Micro Devices Inc.(a)(b)	1,084,704	5,857,402
Telephone and Data Systems Inc.	358,163	9,272,840
Tellabs Inc.	1,424,730	5,755,909

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2011

tw telecom inc.(a)(b)	215,701	4,180,285

		34,976,537
TEXTILES—0.67%
Mohawk Industries Inc.(a)	222,287	13,303,877

		13,303,877
TRANSPORTATION—2.45%
Alexander & Baldwin Inc.	162,138	6,618,473
Con-way Inc.	216,137	6,302,555
Kansas City Southern Industries Inc.(a)	149,674	10,179,329
Kirby Corp.(a)(b)	56,523	3,721,474
Landstar System Inc.	49,464	2,370,315
Tidewater Inc.	202,050	9,961,065
UTi Worldwide Inc.	401,318	5,333,516
Werner Enterprises Inc.	173,403	4,179,012

		48,665,739
TRUCKING & LEASING—0.21%
GATX Corp.	94,620	4,131,109

		4,131,109
WATER—0.28%
Aqua America Inc.	248,827	5,486,635

		5,486,635

TOTAL COMMON STOCKS
(Cost: $2,037,040,370)		1,985,382,378

SHORT-TERM INVESTMENTS—9.24%

MONEY MARKET FUNDS—9.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	166,798,579	166,798,579
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	14,570,077	14,570,077
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	2,293,228	2,293,228

		183,661,884

TOTAL SHORT-TERM INVESTMENTS
(Cost: $183,661,884)		183,661,884

TOTAL INVESTMENTS IN SECURITIES—109.09%
(Cost: $2,220,702,254)		2,169,044,262
Other Assets, Less Liabilities—(9.09)%		(180,757,359)

NET ASSETS—100.00%		$1,988,286,903

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2011

(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.09%
Harte-Hanks Inc.	663,335	$6,029,715

		6,029,715
AEROSPACE & DEFENSE—2.18%
AAR Corp.	587,194	11,256,509
AeroVironment Inc.(a)(b)	267,349	8,413,473
Cubic Corp.	238,290	10,387,061
Curtiss-Wright Corp.	704,475	24,889,102
GenCorp Inc.(a)(b)	898,578	4,780,435
Kaman Corp.	395,967	10,817,818
Moog Inc. Class A(a)(b)	682,777	29,994,394
National Presto Industries Inc.(b)	72,636	6,798,730
Orbital Sciences Corp.(a)	888,646	12,912,026
Teledyne Technologies Inc.(a)	557,964	30,604,325

		150,853,873
AGRICULTURE—0.23%
Alliance One International Inc.(a)(b)	1,330,498	3,618,954
Andersons Inc. (The)	279,589	12,206,856

		15,825,810
AIRLINES—0.32%
Allegiant Travel Co.(a)(b)	227,874	12,154,799
SkyWest Inc.	765,916	9,642,883

		21,797,682
APPAREL—2.33%
Carter’s Inc.(a)(b)	769,496	30,633,636
Crocs Inc.(a)(b)	1,364,904	20,159,632
Iconix Brand Group Inc.(a)(b)	1,113,733	18,142,710
K-Swiss Inc. Class A(a)(b)	423,615	1,236,956
Maidenform Brands Inc.(a)(b)	353,893	6,476,242
Oxford Industries Inc.	209,489	9,452,144
Perry Ellis International Inc.(a)(b)	184,079	2,617,603
Quiksilver Inc.(a)	1,842,144	6,650,140
SKECHERS U.S.A. Inc. Class A(a)(b)	556,242	6,741,653
Steven Madden Ltd.(a)(b)	576,920	19,903,740
True Religion Apparel Inc.(a)(b)	386,410	13,362,058
Wolverine World Wide Inc.	728,815	25,974,966

		161,351,480
AUTO PARTS & EQUIPMENT—0.21%
Spartan Motors Inc.	512,918	2,467,135
Standard Motor Products Inc.	295,420	5,923,171
Superior Industries International Inc.	356,281	5,892,888

		14,283,194
BANKS—5.69%
Bank of the Ozarks Inc.	430,349	12,751,241
BBCN Bancorp Inc.(a)	1,179,009	11,141,635

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2011

Boston Private Financial Holdings Inc.	1,179,089	9,361,967
City Holding Co.(b)	223,339	7,568,959
Columbia Banking System Inc.	597,566	11,515,097
Community Bank System Inc.	557,283	15,492,467
F.N.B. Corp.	2,102,914	23,783,957
First BanCorp (Puerto Rico)(a)(b)	312,106	1,089,250
First Commonwealth Financial Corp.	1,582,629	8,324,629
First Financial Bancorp	881,263	14,664,216
First Financial Bankshares Inc.(b)	475,683	15,902,083
First Midwest Bancorp Inc.	1,126,585	11,412,306
Glacier Bancorp Inc.	1,087,806	13,086,306
Hanmi Financial Corp.(a)(b)	479,813	3,550,616
Home Bancshares Inc.	337,008	8,731,877
Independent Bank Corp. (Massachusetts)	325,053	8,870,696
National Penn Bancshares Inc.	1,858,906	15,689,167
NBT Bancorp Inc.	500,103	11,067,279
Old National Bancorp	1,432,975	16,694,159
PacWest Bancorp	506,931	9,606,343
Pinnacle Financial Partners Inc.(a)(b)	518,385	8,371,918
PrivateBancorp Inc.	899,988	9,881,868
S&T Bancorp Inc.	425,093	8,310,568
Simmons First National Corp. Class A	260,342	7,078,699
Sterling Bancorp	469,332	4,055,029
Susquehanna Bancshares Inc.	2,369,536	19,856,712
Texas Capital Bancshares Inc.(a)	566,592	17,343,381
Tompkins Financial Corp.	123,936	4,772,775
TrustCo Bank Corp. NY	1,409,446	7,906,992
UMB Financial Corp.	488,677	18,203,218
Umpqua Holdings Corp.	1,732,016	21,459,678
United Bankshares Inc.(b)	546,997	15,463,605
United Community Banks Inc.(a)(b)	288,113	2,013,910
Wilshire Bancorp Inc.(a)	913,087	3,314,506
Wintrust Financial Corp.	543,507	15,245,371

		393,582,480
BEVERAGES—0.38%
Boston Beer Co. Inc. (The) Class A(a)(b)	127,123	13,800,473
Peet’s Coffee & Tea Inc.(a)(b)	195,572	12,258,453

		26,058,926
BIOTECHNOLOGY—0.97%
ArQule Inc.(a)	809,536	4,565,783
Cambrex Corp.(a)	449,265	3,225,723
Cubist Pharmaceuticals Inc.(a)(b)	929,614	36,831,307
Emergent BioSolutions Inc.(a)	374,260	6,302,538
Enzo Biochem Inc.(a)	511,696	1,146,199
Medicines Co. (The)(a)	802,878	14,965,646

		67,037,196
BUILDING MATERIALS—1.57%
AAON Inc.(b)	282,085	5,779,922
Apogee Enterprises Inc.	426,825	5,232,874
Comfort Systems USA Inc.	568,461	6,093,902
Drew Industries Inc.(a)	286,166	7,019,652
Eagle Materials Inc.	679,050	17,424,423
Gibraltar Industries Inc.(a)	458,210	6,396,612
Griffon Corp.	700,090	6,391,822
NCI Building Systems Inc.(a)	301,997	3,282,707
Quanex Building Products Corp.	558,526	8,389,061
Simpson Manufacturing Co. Inc.	611,745	20,591,337
Texas Industries Inc.(b)	421,884	12,985,589
Universal Forest Products Inc.	295,537	9,123,227

		108,711,128

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2011

CHEMICALS—1.63%
A. Schulman Inc.	443,856	9,400,870
American Vanguard Corp.	350,317	4,673,229
Balchem Corp.	438,147	17,762,479
H.B. Fuller Co.	740,408	17,110,829
Hawkins Inc.	134,469	4,956,527
Kraton Performance Polymers Inc.(a)(b)	485,346	9,852,524
OM Group Inc.(a)	488,866	10,945,710
PolyOne Corp.	1,372,773	15,855,528
Quaker Chemical Corp.	194,449	7,562,122
Stepan Co.	125,279	10,042,365
Zep Inc.	330,891	4,625,856

		112,788,039
COMMERCIAL SERVICES—5.16%
ABM Industries Inc.	724,823	14,945,850
American Public Education Inc.(a)(b)	269,925	11,682,354
AMN Healthcare Services Inc.(a)(b)	617,230	2,734,329
Arbitron Inc.	412,217	14,184,387
Capella Education Co.(a)	218,026	7,859,837
Cardtronics Inc.(a)(b)	663,250	17,947,545
Career Education Corp.(a)	905,095	7,213,607
CDI Corp.	196,004	2,706,815
Chemed Corp.	300,700	15,398,847
Consolidated Graphics Inc.(a)(b)	134,458	6,491,632
Corinthian Colleges Inc.(a)(b)	1,274,947	2,766,635
CorVel Corp.(a)	97,178	5,025,074
Cross Country Healthcare Inc.(a)(b)	476,580	2,645,019
Forrester Research Inc.(a)	222,177	7,540,687
GEO Group Inc. (The)(a)	946,954	15,861,480
Healthcare Services Group Inc.	1,009,573	17,859,346
Heartland Payment Systems Inc.	596,902	14,540,533
Heidrick & Struggles International Inc.	269,506	5,805,159
Insperity Inc.	338,826	8,589,239
Kelly Services Inc. Class A	430,300	5,886,504
Landauer Inc.	142,226	7,324,639
Lincoln Educational Services Corp.	345,144	2,726,638
Live Nation Entertainment Inc.(a)(b)	2,235,049	18,573,257
MAXIMUS Inc.	507,882	21,000,921
Medifast Inc.(a)(b)	208,691	2,863,241
Midas Inc.(a)	220,186	1,891,398
Monro Muffler Brake Inc.	465,925	18,073,231
Navigant Consulting Inc.(a)	790,162	9,015,748
On Assignment Inc.(a)	559,502	6,255,232
PAREXEL International Corp.(a)(b)	894,741	18,556,928
Resources Connection Inc.	665,286	7,045,379
TeleTech Holdings Inc.(a)	383,648	6,215,098
TrueBlue Inc.(a)	605,483	8,404,104
Universal Technical Institute Inc.(a)	326,009	4,166,395
Viad Corp.	305,449	5,339,249
Wright Express Corp.(a)(b)	583,647	31,680,359

		356,816,696
COMPUTERS—2.31%
Agilysys Inc.(a)(b)	230,113	1,829,398
CACI International Inc. Class A(a)(b)	399,597	22,345,464

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2011

CIBER Inc.(a)	1,098,287	4,239,388
iGATE Corp.(a)	453,132	7,127,766
Insight Enterprises Inc.(a)	662,749	10,133,432
j2 Global Inc.(b)	717,409	20,187,889
LivePerson Inc.(a)(b)	716,380	8,990,569
Manhattan Associates Inc.(a)(b)	312,924	12,667,164
Mercury Computer Systems Inc.(a)(b)	461,683	6,135,767
MTS Systems Corp.	237,130	9,663,048
NCI Inc. Class A(a)(b)	119,583	1,393,142
NetScout Systems Inc.(a)(b)	520,246	9,156,330
RadiSys Corp.(a)	345,161	1,746,515
Stratasys Inc.(a)(b)	320,536	9,747,500
Super Micro Computer Inc.(a)(b)	415,283	6,511,637
Sykes Enterprises Inc.(a)(b)	600,213	9,399,336
Synaptics Inc.(a)(b)	486,982	14,682,507
Virtusa Corp.(a)(b)	282,200	4,086,256

		160,043,108
COSMETICS & PERSONAL CARE—0.05%
Inter Parfums Inc.	243,468	3,788,362

		3,788,362
DISTRIBUTION & WHOLESALE—1.19%
Brightpoint Inc.(a)	1,031,155	11,095,228
MWI Veterinary Supply Inc.(a)(b)	192,360	12,780,398
Pool Corp.	720,091	21,674,739
ScanSource Inc.(a)(b)	411,210	14,803,560
School Specialty Inc.(a)(b)	251,938	629,845
United Stationers Inc.	645,243	21,009,112

		81,992,882
DIVERSIFIED FINANCIAL SERVICES—1.79%
Calamos Asset Management Inc. Class A	302,814	3,788,203
Encore Capital Group Inc.(a)	329,133	6,997,368
Financial Engines Inc.(a)(b)	591,905	13,217,239
Higher One Holdings Inc.(a)(b)	468,739	8,643,547
Interactive Brokers Group Inc. Class A	585,326	8,744,770
Investment Technology Group Inc.(a)	602,499	6,513,014
National Financial Partners Corp.(a)(b)	624,302	8,440,563
Piper Jaffray Companies Inc.(a)(b)	236,311	4,773,482
Portfolio Recovery Associates Inc.(a)(b)	258,884	17,479,848
Stifel Financial Corp.(a)	810,709	25,983,223
SWS Group Inc.	447,247	3,072,587
World Acceptance Corp.(a)(b)	220,467	16,204,325

		123,858,169
ELECTRIC—2.19%
ALLETE Inc.	489,851	20,563,945
Avista Corp.	880,300	22,667,725
Central Vermont Public Service Corp.	202,750	7,116,525
CH Energy Group Inc.	225,105	13,141,630
El Paso Electric Co.	608,661	21,084,017
NorthWestern Corp.	548,412	19,627,666
UIL Holdings Corp.	761,309	26,927,499
UniSource Energy Corp.	558,349	20,614,245

		151,743,252

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2011

ELECTRICAL COMPONENTS & EQUIPMENT—1.13%
Advanced Energy Industries Inc.(a)(b)	669,901	7,188,038
Belden Inc.	704,462	23,444,495
Encore Wire Corp.	290,014	7,511,363
EnerSys Inc.(a)	721,400	18,734,758
Littelfuse Inc.	348,093	14,961,037
Powell Industries Inc.(a)	134,373	4,203,187
Vicor Corp.	299,948	2,387,586

		78,430,464

ELECTRONICS—3.94%
American Science and Engineering Inc.	134,828	9,183,135
Analogic Corp.	184,698	10,586,889
Badger Meter Inc.	228,132	6,713,925
Bel Fuse Inc. Class B	154,192	2,891,100
Benchmark Electronics Inc.(a)(b)	872,975	11,758,973
Brady Corp. Class A	790,765	24,964,451
Checkpoint Systems Inc.(a)	606,180	6,631,609
CTS Corp.	517,592	4,761,846
Cymer Inc.(a)(b)	462,228	23,000,465
Daktronics Inc.	555,248	5,313,723
Electro Scientific Industries Inc.(a)	364,676	5,280,508
ESCO Technologies Inc.	403,528	11,613,536
FARO Technologies Inc.(a)(b)	251,500	11,569,000
FEI Co.(a)(b)	566,924	23,119,161
II-VI Inc.(a)(b)	825,218	15,151,003
Measurement Specialties Inc.(a)(b)	226,638	6,336,799
Methode Electronics Inc.	557,566	4,622,222
Newport Corp.(a)(b)	567,912	7,729,282
OSI Systems Inc.(a)(b)	297,133	14,494,148
Park Electrochemical Corp.	313,746	8,038,173
Plexus Corp.(a)(b)	523,627	14,336,907
Pulse Electronics Corp.	626,316	1,753,685
Rofin-Sinar Technologies Inc.(a)(b)	431,131	9,851,343
Rogers Corp.(a)(b)	244,714	9,020,158
TTM Technologies Inc.(a)(b)	774,661	8,490,285
Watts Water Technologies Inc. Class A	439,469	15,034,235

		272,246,561

ENERGY - ALTERNATE SOURCES—0.03%
Headwaters Inc.(a)	934,249	2,074,033

		2,074,033

ENGINEERING & CONSTRUCTION—0.85%
Aegion Corp.(a)(b)	588,472	9,027,160
Dycom Industries Inc.(a)	508,818	10,644,473
EMCOR Group Inc.	1,006,800	26,992,308
Exponent Inc.(a)	199,964	9,192,345
Orion Marine Group Inc.(a)	413,625	2,750,606

		58,606,892

ENTERTAINMENT—0.42%
Marriott Vacations Worldwide Corp.(a)(b)	407,113	6,986,059
Multimedia Games Holding Co. Inc.(a)	408,868	3,246,412
Pinnacle Entertainment Inc.(a)(b)	939,214	9,542,414
Shuffle Master Inc.(a)	809,275	9,484,703

		29,259,588

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2011

ENVIRONMENTAL CONTROL—0.83%
Calgon Carbon Corp.(a)	857,268	13,467,680
Darling International Inc.(a)(b)	1,770,049	23,523,951
Tetra Tech Inc.(a)(b)	945,677	20,417,167

		57,408,798

FOOD—2.71%
B&G Foods Inc. Class A	721,400	17,364,098
Cal-Maine Foods Inc.	215,949	7,897,255
Calavo Growers Inc.(b)	189,072	4,855,369
Diamond Foods Inc.(b)	333,340	10,756,882
Hain Celestial Group Inc.(a)(b)	664,874	24,374,281
J&J Snack Foods Corp.	218,204	11,625,909
Nash-Finch Co.	182,911	5,355,634
Sanderson Farms Inc.	284,731	14,273,565
Seneca Foods Corp. Class A(a)	139,106	3,591,717
Snyders-Lance Inc.	707,413	15,916,792
Spartan Stores Inc.	344,976	6,382,056
TreeHouse Foods Inc.(a)(b)	542,166	35,446,813
United Natural Foods Inc.(a)(b)	735,863	29,441,879

		187,282,250

FOREST PRODUCTS & PAPER—1.14%
Buckeye Technologies Inc.	594,999	19,896,767
Clearwater Paper Corp.(a)	343,790	12,242,362
Deltic Timber Corp.	163,678	9,884,514
KapStone Paper and Packaging Corp.(a)(b)	589,262	9,274,984
Neenah Paper Inc.	226,510	5,055,703
Schweitzer-Mauduit International Inc.	244,542	16,252,261
Wausau Paper Corp.	741,946	6,128,474

		78,735,065

GAS—2.26%
Laclede Group Inc. (The)	339,098	13,723,296
New Jersey Resources Corp.	625,656	30,782,275
Northwest Natural Gas Co.	403,827	19,355,428
Piedmont Natural Gas Co.(b)	1,089,656	37,026,511
South Jersey Industries Inc.	454,859	25,840,540
Southwest Gas Corp.	692,995	29,445,358

		156,173,408
HAND & MACHINE TOOLS—0.18%
Franklin Electric Co. Inc.	284,326	12,385,241

		12,385,241

HEALTH CARE - PRODUCTS—3.27%
Abaxis Inc.(a)(b)	327,265	9,055,423
Affymetrix Inc.(a)	1,060,853	4,338,889
Cantel Medical Corp.	199,022	5,558,684
CONMED Corp.(a)(b)	421,739	10,826,040
CryoLife Inc.(a)	430,490	2,066,352
Cyberonics Inc.(a)(b)	375,775	12,588,463
Greatbatch Inc.(a)(b)	353,790	7,818,759
Haemonetics Corp.(a)(b)	376,929	23,075,593
Hanger Orthopedic Group Inc.(a)(b)	502,090	9,384,062
ICU Medical Inc.(a)(b)	183,599	8,261,955

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2011

Integra LifeSciences Holdings Corp.(a)(b)	299,628	9,237,531
Invacare Corp.	480,962	7,353,909
Kensey Nash Corp.(a)(b)	118,584	2,275,627
Meridian Bioscience Inc.(b)	623,786	11,752,128
Merit Medical Systems Inc.(a)(b)	632,874	8,467,854
Natus Medical Inc.(a)(b)	446,036	4,206,119
NuVasive Inc.(a)	637,882	8,030,934
Palomar Medical Technologies Inc.(a)	297,645	2,768,099
PSS World Medical Inc.(a)(b)	797,193	19,284,099
SonoSite Inc.(a)(b)	210,822	11,354,873
SurModics Inc.(a)(b)	220,762	3,236,371
Symmetry Medical Inc.(a)(b)	546,599	4,367,326
West Pharmaceutical Services Inc.	509,891	19,350,363
Zoll Medical Corp.(a)(b)	334,914	21,159,867

		225,819,320
HEALTH CARE - SERVICES—2.78%
Air Methods Corp.(a)(b)	171,075	14,447,284
Almost Family Inc.(a)(b)	126,002	2,089,113
Amedisys Inc.(a)(b)	443,234	4,835,683
AmSurg Corp.(a)(b)	474,060	12,344,522
Bio-Reference Laboratories Inc.(a)(b)	375,113	6,103,089
Centene Corp.(a)(b)	760,454	30,106,374
Ensign Group Inc. (The)	248,142	6,079,479
Gentiva Health Services Inc.(a)(b)	469,598	3,169,787
HealthSpring Inc.(a)	1,013,575	55,280,380
Healthways Inc.(a)(b)	505,217	3,465,789
IPC The Hospitalist Co. Inc.(a)(b)	248,734	11,372,118
Kindred Healthcare Inc.(a)	787,803	9,272,441
LHC Group Inc.(a)	239,781	3,076,390
Magellan Health Services Inc.(a)	422,674	20,909,683
Molina Healthcare Inc.(a)(b)	427,706	9,550,675

		192,102,807
HOLDING COMPANIES - DIVERSIFIED—0.22%
Prospect Capital Corp.(b)	1,656,207	15,386,163

		15,386,163
HOME BUILDERS—0.45%
M/I Homes Inc.(a)	285,240	2,738,304
Meritage Homes Corp.(a)	421,610	9,777,136
Ryland Group Inc. (The)	670,335	10,564,480
Standard-Pacific Corp.(a)(b)	1,521,507	4,838,392
Winnebago Industries Inc.(a)(b)	444,155	3,277,864

		31,196,176
HOME FURNISHINGS—0.72%
DTS Inc.(a)	251,679	6,855,736
Ethan Allen Interiors Inc.	392,385	9,303,448
La-Z-Boy Inc.(a)(b)	782,633	9,313,333
Select Comfort Corp.(a)(b)	849,514	18,425,959
Universal Electronics Inc.(a)(b)	224,084	3,780,297
VOXX International Corp.(a)	284,024	2,400,003

		50,078,776
HOUSEHOLD PRODUCTS & WARES—0.63%
Blyth Inc.	78,416	4,454,029
Central Garden & Pet Co. Class A(a)	643,684	5,355,451

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2011

Helen of Troy Ltd.(a)	477,691	14,665,114
Prestige Brands Holdings Inc.(a)	762,194	8,589,926
Standard Register Co. (The)(b)	193,143	450,023
WD-40 Co.	241,083	9,742,164

		43,256,707
HOUSEWARES—0.41%
Toro Co. (The)	462,798	28,073,327

		28,073,327
INSURANCE—2.80%
Amerisafe Inc.(a)	272,085	6,325,976
Delphi Financial Group Inc. Class A	824,501	36,525,394
eHealth Inc.(a)(b)	301,557	4,432,888
Employers Holdings Inc.	424,707	7,682,950
Horace Mann Educators Corp.	604,067	8,281,759
Infinity Property and Casualty Corp.	178,709	10,139,949
Meadowbrook Insurance Group Inc.	770,189	8,225,619
Navigators Group Inc. (The)(a)(b)	166,003	7,915,023
Presidential Life Corp.	323,170	3,228,468
ProAssurance Corp.	461,040	36,800,213
RLI Corp.	251,842	18,349,208
Safety Insurance Group Inc.	229,190	9,277,611
Selective Insurance Group Inc.	820,081	14,540,036
Stewart Information Services Corp.	292,888	3,382,856
Tower Group Inc.	602,816	12,158,799
United Fire & Casualty Co.	313,530	6,327,035

		193,593,784
INTERNET—1.95%
Blue Coat Systems Inc.(a)(b)	647,346	16,474,956
Blue Nile Inc.(a)(b)	204,537	8,361,472
comScore Inc.(a)(b)	499,222	10,583,506
DealerTrack Holdings Inc.(a)	627,399	17,102,897
Digital River Inc.(a)	565,921	8,500,133
eResearchTechnology Inc.(a)	665,855	3,122,860
InfoSpace Inc.(a)(b)	595,041	6,539,501
Liquidity Services Inc.(a)(b)	303,912	11,214,353
NutriSystem Inc.	423,548	5,476,476
PCTEL Inc.	276,603	1,891,964
Perficient Inc.(a)(b)	464,469	4,649,335
Sourcefire Inc.(a)(b)	434,178	14,058,684
Stamps.com Inc.(a)	189,906	4,962,244
United Online Inc.	1,346,538	7,325,167
Websense Inc.(a)	586,524	10,985,594
XO Group Inc.(a)	430,603	3,591,229

		134,840,371
IRON & STEEL—0.20%
AK Steel Holding Corp.	1,663,867	13,743,541

		13,743,541
LEISURE TIME—0.61%
Arctic Cat Inc.(a)	184,495	4,160,362
Brunswick Corp.	1,344,424	24,280,298
Callaway Golf Co.	978,048	5,408,605
Interval Leisure Group Inc.(a)	599,933	8,165,088

		42,014,353

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2011

LODGING—0.17%
Boyd Gaming Corp.(a)(b)	819,632	6,114,455
Marcus Corp.	301,768	3,805,294
Monarch Casino & Resort Inc.(a)	173,899	1,772,031

		11,691,780
MACHINERY—2.28%
Albany International Corp. Class A	425,594	9,839,733
Applied Industrial Technologies Inc.	634,774	22,325,002
Astec Industries Inc.(a)	301,861	9,722,943
Briggs & Stratton Corp.	756,600	11,719,734
Cascade Corp.	131,152	6,186,440
Cognex Corp.	636,214	22,770,099
Gerber Scientific Inc. Escrow(a)(c)	349,019	3,490
Intermec Inc.(a)	772,452	5,299,021
Intevac Inc.(a)(b)	352,045	2,605,133
iRobot Corp.(a)(b)	408,970	12,207,754
Lindsay Corp.(b)	191,665	10,520,492
Robbins & Myers Inc.	692,924	33,641,460
Tennant Co.	284,151	11,044,949

		157,886,250
MANUFACTURING—2.69%
A.O. Smith Corp.	586,608	23,534,713
Actuant Corp. Class A	1,039,979	23,597,123
AZZ Inc.	190,056	8,636,145
Barnes Group Inc.	711,927	17,164,560
Ceradyne Inc.(a)	365,500	9,788,090
EnPro Industries Inc.(a)(b)	314,206	10,362,514
Federal Signal Corp.(a)	947,071	3,930,345
Hillenbrand Inc.	945,170	21,096,194
John Bean Technologies Corp.	432,610	6,649,216
Koppers Holdings Inc.	311,217	10,693,416
LSB Industries Inc.(a)(b)	279,374	7,830,853
Lydall Inc.(a)	260,416	2,471,348
Movado Group Inc.	264,519	4,806,310
Myers Industries Inc.	502,574	6,201,763
Standex International Corp.	190,851	6,521,379
STR Holdings Inc.(a)(b)	625,707	5,149,569
Sturm, Ruger & Co. Inc.(b)	287,768	9,628,717
Tredegar Corp.	353,076	7,845,349

		185,907,604
MEDIA—0.18%
Digital Generation Inc.(a)	418,022	4,982,822
Dolan Co. (The)(a)(b)	459,324	3,913,441
E.W. Scripps Co. (The) Class A(a)	473,506	3,792,783

		12,689,046
METAL FABRICATE & HARDWARE—1.06%
A.M. Castle & Co.(a)(b)	252,909	2,392,519
CIRCOR International Inc.	260,598	9,201,715
Haynes International Inc.	182,725	9,976,785
Kaydon Corp.	485,803	14,816,992
Lawson Products Inc.	57,201	882,611

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2011

Mueller Industries Inc.	578,035	22,208,105
Olympic Steel Inc.	139,006	3,241,620
RTI International Metals Inc.(a)(b)	456,568	10,596,943

		73,317,290
MINING—0.51%
AMCOL International Corp.(b)	378,352	10,158,751
Century Aluminum Co.(a)(b)	823,633	7,009,117
Kaiser Aluminum Corp.(b)	239,300	10,979,084
Materion Corp.(a)(b)	306,087	7,431,792

		35,578,744
OFFICE FURNISHINGS—0.15%
Interface Inc. Class A	870,383	10,044,220

		10,044,220
OIL & GAS—1.62%
Approach Resources Inc.(a)(b)	402,392	11,834,349
Contango Oil & Gas Co.(a)(b)	192,628	11,207,097
GeoResources Inc.(a)(b)	301,520	8,837,551
Gulfport Energy Corp.(a)(b)	673,757	19,842,144
Penn Virginia Corp.	686,806	3,633,204
Petroleum Development Corp.(a)(b)	357,168	12,540,168
PetroQuest Energy Inc.(a)(b)	860,806	5,681,320
Stone Energy Corp.(a)(b)	740,755	19,541,117
Swift Energy Co.(a)	642,378	19,091,474

		112,208,424
OIL & GAS SERVICES—2.03%
Basic Energy Services Inc.(a)	443,151	8,730,075
Exterran Holdings Inc.(a)	939,327	8,547,876
Gulf Island Fabrication Inc.	216,977	6,337,898
Hornbeck Offshore Services Inc.(a)(b)	513,115	15,916,827
ION Geophysical Corp.(a)(b)	1,925,209	11,801,531
Lufkin Industries Inc.	459,904	30,956,138
Matrix Service Co.(a)	392,764	3,707,692
OYO Geospace Corp.(a)(b)	69,723	5,391,679
Pioneer Drilling Co.(a)	931,354	9,015,507
SEACOR Holdings Inc.(a)	327,760	29,157,530
Tetra Technologies Inc.(a)	1,168,682	10,915,490

		140,478,243
PHARMACEUTICALS—2.60%
Align Technology Inc.(a)(b)	1,031,145	24,463,915
Hi-Tech Pharmacal Co. Inc.(a)(b)	154,045	5,990,810
Neogen Corp.(a)(b)	353,556	10,832,956
Par Pharmaceutical Companies Inc.(a)	543,227	17,779,820
PharMerica Corp.(a)	443,695	6,735,290
Questcor Pharmaceuticals Inc.(a)(b)	947,112	39,380,917
Salix Pharmaceuticals Ltd.(a)(b)	892,960	42,728,136
Savient Pharmaceuticals Inc.(a)(b)	1,065,492	2,376,047
ViroPharma Inc.(a)(b)	1,064,745	29,163,366

		179,451,257
REAL ESTATE—0.38%
Forestar Group Inc.(a)(b)	534,505	8,087,061
Sovran Self Storage Inc.(b)	421,249	17,974,695

		26,061,756

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2011

REAL ESTATE INVESTMENT TRUSTS—7.54%
Acadia Realty Trust(b)	644,107	12,972,315
BioMed Realty Trust Inc.	2,322,864	41,997,381
Cedar Realty Trust Inc.(b)	846,385	3,647,919
Colonial Properties Trust(b)	1,318,842	27,511,044
Cousins Properties Inc.	1,565,430	10,034,406
DiamondRock Hospitality Co.(b)	2,527,564	24,365,717
EastGroup Properties Inc.(b)	405,990	17,652,445
Entertainment Properties Trust(b)	705,329	30,829,931
Extra Space Storage Inc.	1,424,771	34,522,201
Franklin Street Properties Corp.(b)	1,091,214	10,857,579
Getty Realty Corp.(b)	407,908	5,690,317
Healthcare Realty Trust Inc.	1,177,049	21,881,341
Inland Real Estate Corp.	1,169,520	8,900,047
Kilroy Realty Corp.(b)	882,599	33,600,544
Kite Realty Group Trust	957,804	4,319,696
LaSalle Hotel Properties(b)	1,264,743	30,619,428
Lexington Realty Trust(b)	2,030,651	15,209,576
LTC Properties Inc.	458,927	14,162,487
Medical Properties Trust Inc.	1,673,418	16,516,636
Mid-America Apartment Communities Inc.	571,067	35,720,241
Parkway Properties Inc.(b)	333,833	3,291,593
Pennsylvania Real Estate Investment Trust(b)	841,778	8,788,162
Post Properties Inc.(b)	783,216	34,242,204
PS Business Parks Inc.(b)	280,992	15,575,387
Saul Centers Inc.(b)	177,486	6,286,554
Tanger Factory Outlet Centers Inc.(b)	1,308,995	38,379,734
Universal Health Realty Income Trust(b)	189,831	7,403,409
Urstadt Biddle Properties Inc. Class A(b)	348,677	6,304,080

		521,282,374
RETAIL—8.22%
Big 5 Sporting Goods Corp.	329,195	3,436,796
Biglari Holdings Inc.(a)	21,648	7,971,659
BJ’s Restaurants Inc.(a)(b)	364,578	16,522,675
Brown Shoe Co. Inc.(b)	637,278	5,671,774
Buckle Inc. (The)(b)	408,640	16,701,117
Buffalo Wild Wings Inc.(a)(b)	277,575	18,739,088
Cabela’s Inc.(a)(b)	652,485	16,586,169
Casey’s General Stores Inc.	574,356	29,585,077
Cash America International Inc.	442,849	20,650,049
Cato Corp. (The) Class A	445,527	10,781,753
CEC Entertainment Inc.	284,761	9,810,016
Children’s Place Retail Stores Inc. (The)(a)(b)	376,132	19,980,132
Christopher & Banks Corp.	545,905	1,277,418
Coinstar Inc.(a)(b)	465,379	21,239,898
Coldwater Creek Inc.(a)(b)	1,360,338	1,605,199
Cracker Barrel Old Country Store Inc.	347,096	17,497,109
DineEquity Inc.(a)(b)	234,289	9,889,339
EZCORP Inc. Class A NVS(a)	662,585	17,472,366
Finish Line Inc. (The) Class A	783,882	15,117,164
First Cash Financial Services Inc.(a)(b)	454,865	15,961,213
Fred’s Inc. Class A(b)	582,298	8,489,905
Genesco Inc.(a)(b)	365,661	22,575,910
Group 1 Automotive Inc.	343,827	17,810,239
Haverty Furniture Companies Inc.	286,866	3,149,789
Hibbett Sports Inc.(a)(b)	400,168	18,079,590
Hot Topic Inc.	641,153	4,238,021

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2011

Jack in the Box Inc.(a)(b)	665,087	13,900,318
Jos. A. Bank Clothiers Inc.(a)(b)	420,812	20,518,793
Kirkland’s Inc.(a)	246,323	3,276,096
Lithia Motors Inc. Class A	324,244	7,087,974
Liz Claiborne Inc.(a)(b)	1,430,968	12,349,254
Lumber Liquidators Holdings Inc.(a)(b)	418,744	7,395,019
MarineMax Inc.(a)(b)	355,369	2,317,006
Men’s Wearhouse Inc. (The)	772,517	25,037,276
O’Charley’s Inc.(a)(b)	285,870	1,569,426
OfficeMax Inc.(a)(b)	1,296,618	5,886,646
P.F. Chang’s China Bistro Inc.	320,191	9,897,104
Papa John’s International Inc.(a)	279,842	10,544,447
Pep Boys - Manny, Moe & Jack (The)	786,497	8,651,467
PetMed Express Inc.(b)	308,706	3,204,368
Red Robin Gourmet Burgers Inc.(a)(b)	169,146	4,685,344
Ruby Tuesday Inc.(a)(b)	942,023	6,499,959
rue21 Inc.(a)(b)	235,881	5,095,030
Ruth’s Hospitality Group Inc.(a)(b)	536,160	2,664,715
Sonic Automotive Inc.(b)	524,383	7,766,112
Sonic Corp.(a)	934,046	6,286,130
Stage Stores Inc.	458,012	6,361,787
Stein Mart Inc.(a)	410,801	2,797,555
Texas Roadhouse Inc.	898,059	13,381,079
Tuesday Morning Corp.(a)(b)	644,629	2,223,970
Vitamin Shoppe Inc.(a)(b)	441,540	17,608,615
Zale Corp.(a)(b)	398,913	1,519,858
Zumiez Inc.(a)(b)	329,684	9,152,028

		568,516,841
SAVINGS & LOANS—0.79%
Bank Mutual Corp.	705,597	2,243,799
Brookline Bancorp Inc.	1,058,198	8,931,191
Dime Community Bancshares Inc.	425,222	5,357,797
Northwest Bancshares Inc.	1,474,510	18,342,904
Oritani Financial Corp.	691,381	8,828,935
Provident Financial Services Inc.	813,717	10,895,671

		54,600,297
SEMICONDUCTORS—4.31%
ATMI Inc.(a)(b)	479,345	9,601,280
Brooks Automation Inc.	976,965	10,033,431
Cabot Microelectronics Corp.(a)	341,313	16,127,039
CEVA Inc.(a)(b)	355,817	10,767,022
Cirrus Logic Inc.(a)(b)	966,920	15,325,682
Cohu Inc.	363,543	4,126,213
Diodes Inc.(a)(b)	558,966	11,905,976
DSP Group Inc.(a)	319,595	1,665,090
Entropic Communications Inc.(a)(b)	1,309,855	6,693,359
Exar Corp.(a)	675,534	4,390,971
GT Advanced Technologies Inc.(a)(b)	1,924,241	13,931,505
Hittite Microwave Corp.(a)(b)	421,845	20,830,706
Kopin Corp.(a)(b)	1,032,902	4,007,660
Kulicke and Soffa Industries Inc.(a)(b)	1,098,154	10,157,924
Micrel Inc.	750,935	7,591,953
Microsemi Corp.(a)(b)	1,313,316	21,998,043
MKS Instruments Inc.	793,011	22,061,566
Monolithic Power Systems Inc.(a)(b)	447,454	6,743,132
Nanometrics Inc.(a)(b)	256,930	4,732,651
Pericom Semiconductor Corp.(a)	369,065	2,808,585
Power Integrations Inc.	424,299	14,069,755
Rubicon Technology Inc.(a)(b)	263,844	2,477,495

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2011

Rudolph Technologies Inc.(a)(b)	484,239	4,484,053
Sigma Designs Inc.(a)(b)	483,253	2,899,518
Standard Microsystems Corp.(a)(b)	344,256	8,871,477
Supertex Inc.(a)	183,020	3,455,418
Tessera Technologies Inc.(a)	779,468	13,056,089
TriQuint Semiconductor Inc.(a)(b)	2,514,512	12,245,673
Ultratech Inc.(a)	388,615	9,548,271
Veeco Instruments Inc.(a)(b)	585,623	12,180,958
Volterra Semiconductor Corp.(a)(b)	371,075	9,503,231

		298,291,726
SOFTWARE—4.32%
Avid Technology Inc.(a)(b)	445,268	3,798,136
Blackbaud Inc.	655,145	18,147,516
Bottomline Technologies Inc.(a)(b)	544,914	12,625,657
CommVault Systems Inc.(a)	656,847	28,060,504
Computer Programs and Systems Inc.	167,150	8,543,037
CSG Systems International Inc.(a)(b)	510,947	7,516,030
Digi International Inc.(a)	386,420	4,312,447
Ebix Inc.(b)	471,915	10,429,322
EPIQ Systems Inc.	479,287	5,761,030
Interactive Intelligence Group Inc.(a)(b)	215,453	4,938,183
JDA Software Group Inc.(a)	643,441	20,841,054
MicroStrategy Inc. Class A(a)(b)	122,068	13,222,406
Monotype Imaging Holdings Inc.(a)(b)	543,611	8,474,895
Omnicell Inc.(a)	501,891	8,291,239
OPNET Technologies Inc.	224,481	8,231,718
Progress Software Corp.(a)(b)	968,203	18,734,728
Quality Systems Inc.	596,241	22,054,955
RightNow Technologies Inc.(a)(b)	387,196	16,544,885
Synchronoss Technologies Inc.(a)(b)	403,994	12,204,659
SYNNEX Corp.(a)(b)	389,002	11,849,001
Take-Two Interactive Software Inc.(a)(b)	1,310,559	17,758,074
Taleo Corp. Class A(a)(b)	626,139	24,225,318
THQ Inc.(a)(b)	1,038,509	789,267
Tyler Technologies Inc.(a)	368,593	11,098,335

		298,452,396
STORAGE & WAREHOUSING—0.13%
Mobile Mini Inc.(a)(b)	529,552	9,240,682

		9,240,682
TELECOMMUNICATIONS—2.76%
Anixter International Inc.(a)	417,751	24,914,670
ARRIS Group Inc.(a)(b)	1,782,759	19,289,452
Atlantic Tele-Network Inc.	139,518	5,448,178
Black Box Corp.	266,575	7,474,763
Cbeyond Inc.(a)	460,729	3,690,439
Cincinnati Bell Inc.(a)	2,955,396	8,954,850
Comtech Telecommunications Corp.(b)	307,650	8,804,943
General Communication Inc. Class A(a)	529,317	5,182,014
Harmonic Inc.(a)	1,753,578	8,838,033
LogMeIn Inc.(a)	319,909	12,332,492
Lumos Networks Corp.	224,271	3,440,317
NETGEAR Inc.(a)(b)	568,002	19,067,827
Neutral Tandem Inc.(a)	477,855	5,108,270
Novatel Wireless Inc.(a)(b)	491,071	1,537,052
NTELOS Holdings Corp.	225,212	4,589,821
Oplink Communications Inc.(a)	290,598	4,786,149
Symmetricom Inc.(a)	645,711	3,480,382

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2011

Tekelec(a)	931,961	10,186,334
USA Mobility Inc.	332,847	4,616,588
ViaSat Inc.(a)(b)	637,461	29,399,701

		191,142,275
TEXTILES—0.31%
G&K Services Inc. Class A	284,202	8,273,120
UniFirst Corp.	231,477	13,134,005

		21,407,125
TOYS, GAMES & HOBBIES—0.08%
JAKKS Pacific Inc.	394,404	5,565,040

		5,565,040
TRANSPORTATION—1.81%
Arkansas Best Corp.	383,850	7,396,790
Bristow Group Inc.	545,728	25,862,050
Forward Air Corp.	431,766	13,838,100
Heartland Express Inc.	870,658	12,441,703
Hub Group Inc. Class A(a)	567,409	18,401,074
Knight Transportation Inc.	888,032	13,888,821
Old Dominion Freight Line Inc.(a)(b)	710,965	28,815,411
Overseas Shipholding Group Inc.(b)	394,308	4,309,786

		124,953,735
WATER—0.14%
American States Water Co.	283,242	9,885,146

		9,885,146

TOTAL COMMON STOCKS
(Cost: $7,495,395,438)		6,907,921,868

SHORT-TERM INVESTMENTS—16.15%

MONEY MARKET FUNDS—16.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	1,022,060,726	1,022,060,726
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	89,278,360	89,278,360

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	5,589,269	5,589,269

		1,116,928,355

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,116,928,355)		1,116,928,355

TOTAL INVESTMENTS IN SECURITIES—116.05%
(Cost: $8,612,323,793)		8,024,850,223
Other Assets, Less Liabilities—(16.05)%		(1,109,600,243)

NET ASSETS—100.00%		$6,915,249,980

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.87%

AEROSPACE & DEFENSE—2.29%
AeroVironment Inc.(a)	117,448	$3,696,089
Cubic Corp.	104,565	4,557,988
Kaman Corp.	93,814	2,562,998
Moog Inc. Class A(a)	194,714	8,553,786
National Presto Industries Inc.(b)	31,894	2,985,278
Teledyne Technologies Inc.(a)	244,823	13,428,542

		35,784,681
AIRLINES—0.34%
Allegiant Travel Co.(a)(b)	99,741	5,320,185

		5,320,185
APPAREL—3.31%
Carter’s Inc.(a)(b)	337,642	13,441,528
Crocs Inc.(a)	215,382	3,181,192
Iconix Brand Group Inc.(a)(b)	351,111	5,719,598
Maidenform Brands Inc.(a)(b)	82,555	1,510,757
Oxford Industries Inc.	39,476	1,781,157
Steven Madden Ltd.(a)(b)	252,657	8,716,667
True Religion Apparel Inc.(a)(b)	169,228	5,851,904
Wolverine World Wide Inc.	319,852	11,399,525

		51,602,328
BANKS—1.79%
Bank of the Ozarks Inc.	109,377	3,240,841
City Holding Co.	43,196	1,463,912
Community Bank System Inc.	112,350	3,123,330
First Financial Bancorp	173,798	2,891,999
First Financial Bankshares Inc.(b)	118,838	3,972,754
Hanmi Financial Corp.(a)	73,048	540,555
Home Bancshares Inc.	60,693	1,572,556
PacWest Bancorp	73,350	1,389,982
Texas Capital Bancshares Inc.(a)	106,784	3,268,658
Tompkins Financial Corp.	38,190	1,470,697
UMB Financial Corp.	132,796	4,946,651

		27,881,935
BEVERAGES—0.73%
Boston Beer Co. Inc. (The) Class A(a)(b)	55,666	6,043,101
Peet’s Coffee & Tea Inc.(a)	85,596	5,365,157

		11,408,258
BIOTECHNOLOGY—1.72%
ArQule Inc.(a)(b)	356,440	2,010,322
Cubist Pharmaceuticals Inc.(a)(b)	407,817	16,157,709
Emergent BioSolutions Inc.(a)	111,819	1,883,032
Enzo Biochem Inc.(a)(b)	93,862	210,251
Medicines Co. (The)(a)	351,540	6,552,706

		26,814,020

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2011

BUILDING MATERIALS—0.54%
AAON Inc.	67,032	1,373,486
Eagle Materials Inc.	107,144	2,749,315
NCI Building Systems Inc.(a)	36,931	401,440
Simpson Manufacturing Co. Inc.	117,994	3,971,678

		8,495,919
CHEMICALS—1.39%
American Vanguard Corp.	58,571	781,337
Balchem Corp.	191,856	7,777,842
H.B. Fuller Co.	149,277	3,449,791
Hawkins Inc.(b)	59,181	2,181,412
Kraton Performance Polymers Inc.(a)	121,245	2,461,274
Quaker Chemical Corp.	50,350	1,958,112
Stepan Co.	38,989	3,125,358

		21,735,126
COMMERCIAL SERVICES—5.38%
American Public Education Inc.(a)(b)	118,277	5,119,029
Arbitron Inc.	180,474	6,210,110
Capella Education Co.(a)	95,819	3,454,275
Cardtronics Inc.(a)	180,237	4,877,213
Chemed Corp.	131,649	6,741,745
Consolidated Graphics Inc.(a)	35,506	1,714,230
CorVel Corp.(a)	42,436	2,194,366
Forrester Research Inc.(a)	97,686	3,315,463
Healthcare Services Group Inc.	283,206	5,009,914
Heartland Payment Systems Inc.	162,184	3,950,802
Landauer Inc.	62,454	3,216,381
MAXIMUS Inc.	222,431	9,197,522
Medifast Inc.(a)(b)	91,150	1,250,578
Midas Inc.(a)	36,298	311,800
Monro Muffler Brake Inc.	204,038	7,914,634
PAREXEL International Corp.(a)(b)	172,560	3,578,894
TeleTech Holdings Inc.(a)	61,997	1,004,351
Universal Technical Institute Inc.(a)	84,018	1,073,750
Wright Express Corp.(a)(b)	256,078	13,899,914

		84,034,971
COMPUTERS—3.17%
CACI International Inc. Class A(a)(b)	175,011	9,786,615
iGATE Corp.(a)	91,479	1,438,965
j2 Global Inc.(b)	314,177	8,840,941
LivePerson Inc.(a)(b)	314,198	3,943,185
Manhattan Associates Inc.(a)(b)	137,009	5,546,124
Mercury Computer Systems Inc.(a)	109,574	1,456,238
MTS Systems Corp.	103,987	4,237,470
NetScout Systems Inc.(a)	228,385	4,019,576
Stratasys Inc.(a)(b)	94,155	2,863,253
Synaptics Inc.(a)(b)	213,204	6,428,101
Virtusa Corp.(a)	58,464	846,559

		49,407,027
COSMETICS & PERSONAL CARE—0.06%
Inter Parfums Inc.	54,721	851,459

		851,459

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2011

DISTRIBUTION & WHOLESALE—0.64%
MWI Veterinary Supply Inc.(a)(b)	84,206	5,594,647
Pool Corp.	148,352	4,465,395

		10,060,042
DIVERSIFIED FINANCIAL SERVICES—2.12%
Encore Capital Group Inc.(a)	105,517	2,243,291
Financial Engines Inc.(a)(b)	259,110	5,785,926
Higher One Holdings Inc.(a)(b)	205,954	3,797,792
Portfolio Recovery Associates Inc.(a)(b)	113,363	7,654,270
Stifel Financial Corp.(a)	202,762	6,498,522
World Acceptance Corp.(a)(b)	96,526	7,094,661

		33,074,462
ELECTRIC—1.90%
ALLETE Inc.	107,356	4,506,805
Central Vermont Public Service Corp.	42,734	1,499,963
CH Energy Group Inc.	60,202	3,514,593
El Paso Electric Co.	165,234	5,723,706
NorthWestern Corp.	124,996	4,473,607
UIL Holdings Corp.	127,056	4,493,971
UniSource Energy Corp.	146,686	5,415,647

		29,628,292
ELECTRICAL COMPONENTS & EQUIPMENT—0.70%
Belden Inc.	114,263	3,802,673
Littelfuse Inc.	152,405	6,550,367
Vicor Corp.	69,038	549,542

		10,902,582
ELECTRONICS—3.67%
American Science and Engineering Inc.	59,197	4,031,908
Analogic Corp.	81,056	4,646,130
Badger Meter Inc.	68,142	2,005,419
Cymer Inc.(a)(b)	202,453	10,074,061
FARO Technologies Inc.(a)(b)	110,212	5,069,752
FEI Co.(a)(b)	171,674	7,000,866
II-VI Inc.(a)(b)	361,305	6,633,560
Measurement Specialties Inc.(a)(b)	66,721	1,865,519
OSI Systems Inc.(a)(b)	130,080	6,345,302
Park Electrochemical Corp.	59,153	1,515,500
Rofin-Sinar Technologies Inc.(a)(b)	90,684	2,072,129
Rogers Corp.(a)(b)	68,687	2,531,803
Watts Water Technologies Inc. Class A	100,157	3,426,371

		57,218,320
ENERGY - ALTERNATE SOURCES—0.02%
Headwaters Inc.(a)	165,619	367,674

		367,674
ENGINEERING & CONSTRUCTION—0.26%
Exponent Inc.(a)(b)	87,787	4,035,568

		4,035,568

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2011

ENTERTAINMENT—0.15%
Multimedia Games Holding Co. Inc.(a)	60,462	480,068
Shuffle Master Inc.(a)	156,426	1,833,313

		2,313,381
ENVIRONMENTAL CONTROL—0.81%
Calgon Carbon Corp.(a)	161,541	2,537,809
Darling International Inc.(a)(b)	364,678	4,846,571
Tetra Tech Inc.(a)(b)	244,300	5,274,437

		12,658,817
FOOD—3.32%
B&G Foods Inc. Class A	145,442	3,500,789
Calavo Growers Inc.(b)	50,758	1,303,465
Diamond Foods Inc.(b)	87,724	2,830,854
Hain Celestial Group Inc.(a)(b)	183,821	6,738,878
J&J Snack Foods Corp.	95,616	5,094,421
Sanderson Farms Inc.	124,642	6,248,303
Snyders-Lance Inc.	133,316	2,999,610
TreeHouse Foods Inc.(a)(b)	237,859	15,551,221
United Natural Foods Inc.(a)	190,488	7,621,425

		51,888,966
FOREST PRODUCTS & PAPER—1.49%
Buckeye Technologies Inc.	171,937	5,749,573
Clearwater Paper Corp.(a)	90,469	3,221,601
Deltic Timber Corp.	71,745	4,332,680
KapStone Paper and Packaging Corp.(a)	180,867	2,846,847
Schweitzer-Mauduit International Inc.	107,078	7,116,404

		23,267,105
GAS—2.37%
New Jersey Resources Corp.	148,215	7,292,178
Northwest Natural Gas Co.	104,429	5,005,282
Piedmont Natural Gas Co.	219,852	7,470,571
South Jersey Industries Inc.	199,622	11,340,526
Southwest Gas Corp.	139,843	5,941,929

		37,050,486
HAND & MACHINE TOOLS—0.35%
Franklin Electric Co. Inc.	124,538	5,424,875

		5,424,875
HEALTH CARE - PRODUCTS—4.17%
Abaxis Inc.(a)(b)	143,688	3,975,847
Cantel Medical Corp.	58,240	1,626,643
Cyberonics Inc.(a)(b)	164,591	5,513,798
Greatbatch Inc.(a)(b)	105,591	2,333,561
Haemonetics Corp.(a)(b)	165,447	10,128,665
ICU Medical Inc.(a)(b)	80,682	3,630,690
Integra LifeSciences Holdings Corp.(a)	96,037	2,960,821
Kensey Nash Corp.(a)(b)	35,073	673,051
Meridian Bioscience Inc.	158,534	2,986,781
Merit Medical Systems Inc.(a)	163,932	2,193,410
NuVasive Inc.(a)	280,013	3,525,364

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2011

PSS World Medical Inc.(a)(b)	219,901	5,319,405
SonoSite Inc.(a)(b)	92,400	4,976,664
SurModics Inc.(a)	33,751	494,790
West Pharmaceutical Services Inc.	145,108	5,506,849
Zoll Medical Corp.(a)(b)	146,673	9,266,800

		65,113,139
HEALTH CARE - SERVICES—3.93%
Air Methods Corp.(a)(b)	74,897	6,325,052
AmSurg Corp.(a)	130,872	3,407,907
Bio-Reference Laboratories Inc.(a)(b)	102,231	1,663,298
Centene Corp.(a)	223,545	8,850,147
Ensign Group Inc. (The)	109,023	2,671,063
HealthSpring Inc.(a)	444,521	24,244,175
IPC The Hospitalist Co. Inc.(a)(b)	108,998	4,983,389
Magellan Health Services Inc.(a)	185,112	9,157,491

		61,302,522
HOME BUILDERS—0.14%
Ryland Group Inc. (The)	141,309	2,227,030

		2,227,030
HOME FURNISHINGS—0.41%
DTS Inc.(a)	110,714	3,015,849
Select Comfort Corp.(a)	156,385	3,391,991

		6,407,840
HOUSEHOLD PRODUCTS & WARES—0.59%
Blyth Inc.	23,431	1,330,881
Helen of Troy Ltd.(a)	119,331	3,663,462
WD-40 Co.	105,816	4,276,024

		9,270,367
HOUSEWARES—0.79%
Toro Co. (The)	203,090	12,319,439

		12,319,439
INSURANCE—2.04%
eHealth Inc.(a)(b)	91,677	1,347,652
Infinity Property and Casualty Corp.	78,447	4,451,083
Navigators Group Inc. (The)(a)	39,388	1,878,020
ProAssurance Corp.	202,260	16,144,393
RLI Corp.	110,288	8,035,583

		31,856,731
INTERNET—2.44%
Blue Coat Systems Inc.(a)(b)	161,722	4,115,825
Blue Nile Inc.(a)(b)	89,852	3,673,150
comScore Inc.(a)(b)	218,945	4,641,634
DealerTrack Holdings Inc.(a)(b)	151,246	4,122,966
eResearchTechnology Inc.(a)	133,627	626,711
InfoSpace Inc.(a)(b)	261,366	2,872,412
Liquidity Services Inc.(a)(b)	133,023	4,908,549
Sourcefire Inc.(a)(b)	190,091	6,155,146
Stamps.com Inc.(a)	83,560	2,183,423
Websense Inc.(a)	257,325	4,819,697

		38,119,513

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2011

LEISURE TIME—0.32%
Brunswick Corp.	188,986	3,413,087
Interval Leisure Group Inc.(a)	121,260	1,650,349

		5,063,436
MACHINERY—2.59%
Applied Industrial Technologies Inc.	152,872	5,376,508
Cascade Corp.	26,917	1,269,675
Cognex Corp.	278,656	9,973,098
iRobot Corp.(a)(b)	179,019	5,343,717
Lindsay Corp.(b)	84,022	4,611,968
Robbins & Myers Inc.	218,872	10,626,236
Tennant Co.	83,529	3,246,772

		40,447,974
MANUFACTURING—1.54%
A.O. Smith Corp.	110,803	4,445,417
AZZ Inc.	83,316	3,785,879
Hillenbrand Inc.	277,303	6,189,403
Koppers Holdings Inc.	65,548	2,252,229
LSB Industries Inc.(a)(b)	61,313	1,718,604
STR Holdings Inc.(a)(b)	173,405	1,427,123
Sturm, Ruger & Co. Inc.(b)	126,192	4,222,384

		24,041,039
MEDIA—0.11%
Dolan Co. (The)(a)(b)	199,980	1,703,830

		1,703,830
METAL FABRICATE & HARDWARE—0.45%
CIRCOR International Inc.	46,921	1,656,781
Haynes International Inc.	51,235	2,797,431
Kaydon Corp.	83,033	2,532,506

		6,986,718
MINING—0.17%
AMCOL International Corp.	97,851	2,627,299

		2,627,299
OIL & GAS—1.40%
Approach Resources Inc.(a)(b)	176,126	5,179,866
Contango Oil & Gas Co.(a)(b)	84,405	4,910,683
GeoResources Inc.(a)	132,254	3,876,365
Gulfport Energy Corp.(a)	194,712	5,734,268
Petroleum Development Corp.(a)(b)	62,599	2,197,851

		21,899,033
OIL & GAS SERVICES—2.37%
Basic Energy Services Inc.(a)	68,024	1,340,073
Hornbeck Offshore Services Inc.(a)	114,695	3,557,839
ION Geophysical Corp.(a)	269,948	1,654,781
Lufkin Industries Inc.	201,798	13,583,024

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2011

OYO Geospace Corp.(a)(b)	30,700	2,374,031
Pioneer Drilling Co.(a)	175,674	1,700,524
SEACOR Holdings Inc.(a)	143,822	12,794,405

		37,004,677
PHARMACEUTICALS—4.46%
Align Technology Inc.(a)(b)	303,197	7,193,349
Hi-Tech Pharmacal Co. Inc.(a)(b)	67,685	2,632,270
Neogen Corp.(a)(b)	154,758	4,741,785
Par Pharmaceutical Companies Inc.(a)	175,998	5,760,414
Questcor Pharmaceuticals Inc.(a)(b)	415,483	17,275,783
Salix Pharmaceuticals Ltd.(a)(b)	391,695	18,742,606
Savient Pharmaceuticals Inc.(a)(b)	232,653	518,816
ViroPharma Inc.(a)(b)	467,226	12,797,320

		69,662,343
REAL ESTATE—0.27%
Sovran Self Storage Inc.	99,705	4,254,412

		4,254,412
REAL ESTATE INVESTMENT TRUSTS—5.87%
Acadia Realty Trust(b)	175,007	3,524,641
Colonial Properties Trust(b)	167,981	3,504,084
EastGroup Properties Inc.(b)	177,773	7,729,570
Entertainment Properties Trust(b)	163,992	7,168,090
Extra Space Storage Inc.(b)	306,229	7,419,929
Healthcare Realty Trust Inc.(b)	211,542	3,932,566
Inland Real Estate Corp.(b)	158,998	1,209,975
Kilroy Realty Corp.(b)	197,450	7,516,921
LTC Properties Inc.(b)	108,601	3,351,427
Mid-America Apartment Communities Inc.(b)	250,529	15,670,589
Post Properties Inc.(b)	192,392	8,411,378
PS Business Parks Inc.(b)	123,031	6,819,608
Saul Centers Inc.(b)	53,026	1,878,181
Tanger Factory Outlet Centers Inc.(b)	338,750	9,932,150
Universal Health Realty Income Trust(b)	55,405	2,160,795
Urstadt Biddle Properties Inc. Class A(b)	73,429	1,327,596

		91,557,500
RETAIL—10.04%
Biglari Holdings Inc.(a)	9,502	3,499,017
BJ’s Restaurants Inc.(a)(b)	159,640	7,234,885
Buckle Inc. (The)(b)	178,928	7,312,787
Buffalo Wild Wings Inc.(a)(b)	121,553	8,206,043
Casey’s General Stores Inc.	252,034	12,982,271
Cash America International Inc.	193,946	9,043,702
Cato Corp. (The) Class A	117,135	2,834,667
CEC Entertainment Inc.	124,985	4,305,733
Children’s Place Retail Stores Inc. (The)(a)	164,723	8,750,086
Coinstar Inc.(a)(b)	203,818	9,302,254
Cracker Barrel Old Country Store Inc.	98,881	4,984,591
DineEquity Inc.(a)(b)	102,834	4,340,623
EZCORP Inc. Class A NVS(a)	290,127	7,650,649
Finish Line Inc. (The) Class A	171,785	3,312,874
First Cash Financial Services Inc.(a)(b)	199,164	6,988,665
Genesco Inc.(a)(b)	160,144	9,887,291
Hibbett Sports Inc.(a)(b)	175,234	7,917,072
Jos. A. Bank Clothiers Inc.(a)(b)	184,297	8,986,322
Kirkland’s Inc.(a)	59,151	786,708

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2011

Liz Claiborne Inc.(a)(b)	313,508	2,705,574
Lumber Liquidators Holdings Inc.(a)(b)	128,806	2,274,714
P.F. Chang’s China Bistro Inc.	85,764	2,650,965
Papa John’s International Inc.(a)(b)	122,798	4,627,029
rue21 Inc.(a)(b)	103,782	2,241,691
Texas Roadhouse Inc.	236,230	3,519,827
Vitamin Shoppe Inc.(a)	193,338	7,710,319
Zumiez Inc.(a)(b)	98,211	2,726,337

		156,782,696
SAVINGS & LOANS—0.18%
Oritani Financial Corp.	224,696	2,869,368

		2,869,368
SEMICONDUCTORS—6.35%
ATMI Inc.(a)	92,407	1,850,912
Brooks Automation Inc.	291,559	2,994,311
Cabot Microelectronics Corp.(a)(b)	149,444	7,061,229
CEVA Inc.(a)(b)	155,967	4,719,561
Cirrus Logic Inc.(a)(b)	423,344	6,710,002
Diodes Inc.(a)	151,855	3,234,511
Entropic Communications Inc.(a)(b)	575,324	2,939,906
Exar Corp.(a)(b)	297,046	1,930,799
GT Advanced Technologies Inc.(a)(b)	842,405	6,099,012
Hittite Microwave Corp.(a)(b)	184,742	9,122,560
Kopin Corp.(a)(b)	211,364	820,092
Kulicke and Soffa Industries Inc.(a)	481,888	4,457,464
Micrel Inc.	207,962	2,102,496
Microsemi Corp.(a)	408,353	6,839,913
MKS Instruments Inc.	218,773	6,086,265
Monolithic Power Systems Inc.(a)(b)	127,753	1,925,238
Nanometrics Inc.(a)(b)	76,937	1,417,179
Power Integrations Inc.(b)	185,750	6,159,470
Rubicon Technology Inc.(a)(b)	115,222	1,081,935
Standard Microsystems Corp.(a)	69,548	1,792,252
Supertex Inc.(a)	30,362	573,235
Tessera Technologies Inc.(a)	222,029	3,718,986
TriQuint Semiconductor Inc.(a)(b)	639,067	3,112,256
Ultratech Inc.(a)	115,877	2,847,098
Veeco Instruments Inc.(a)(b)	256,365	5,332,392
Volterra Semiconductor Corp.(a)(b)	162,957	4,173,329

		99,102,403
SOFTWARE—6.47%
Blackbaud Inc.	286,902	7,947,186
Bottomline Technologies Inc.(a)(b)	155,207	3,596,146
CommVault Systems Inc.(a)(b)	288,254	12,314,211
Computer Programs and Systems Inc.	73,331	3,747,948
CSG Systems International Inc.(a)(b)	134,807	1,983,011
Ebix Inc.(b)	207,132	4,577,617
EPIQ Systems Inc.	99,019	1,190,208
Interactive Intelligence Group Inc.(a)(b)	94,821	2,173,297
JDA Software Group Inc.(a)	281,809	9,127,794
MicroStrategy Inc. Class A(a)(b)	53,445	5,789,162
Monotype Imaging Holdings Inc.(a)	119,387	1,861,243
Omnicell Inc.(a)	90,272	1,491,294
OPNET Technologies Inc.	98,469	3,610,858
Progress Software Corp.(a)	199,461	3,859,570
Quality Systems Inc.	261,131	9,659,236
RightNow Technologies Inc.(a)(b)	169,547	7,244,743

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2011

Synchronoss Technologies Inc.(a)(b)	176,851	5,342,669
Taleo Corp. Class A(a)	274,831	10,633,211
Tyler Technologies Inc.(a)	161,503	4,862,855

		101,012,259
TELECOMMUNICATIONS—2.11%
Atlantic Tele-Network Inc.	61,273	2,392,711
General Communication Inc. Class A(a)	101,700	995,643
LogMeIn Inc.(a)	140,049	5,398,889
NETGEAR Inc.(a)(b)	248,757	8,350,772
Neutral Tandem Inc.(a)	147,987	1,581,981
Oplink Communications Inc.(a)	79,955	1,316,859
ViaSat Inc.(a)(b)	279,713	12,900,364

		32,937,219
TEXTILES—0.27%
UniFirst Corp.	74,055	4,201,881

		4,201,881
TRANSPORTATION—1.59%
Forward Air Corp.	189,029	6,058,379
Heartland Express Inc.	164,150	2,345,704
Hub Group Inc. Class A(a)	141,761	4,597,309
Knight Transportation Inc.	175,182	2,739,846
Old Dominion Freight Line Inc.(a)(b)	224,603	9,103,160

		24,844,398
WATER—0.28%
American States Water Co.	124,182	4,333,952

		4,333,952

TOTAL COMMON STOCKS
(Cost: $1,428,964,664)		1,559,175,497

SHORT-TERM INVESTMENTS—16.49%

MONEY MARKET FUNDS—16.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	235,683,411	235,683,411
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	20,587,258	20,587,258

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	1,156,697	1,156,697

		257,427,366

TOTAL SHORT-TERM INVESTMENTS
(Cost: $257,427,366)		257,427,366

TOTAL INVESTMENTS IN SECURITIES—116.36%
(Cost: $1,686,392,030)		1,816,602,863
Other Assets, Less Liabilities—(16.36)%		(255,450,200)

NET ASSETS—100.00%		$1,561,152,663

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.88%

ADVERTISING—0.18%
Harte-Hanks Inc.	314,748	$2,861,058

		2,861,058
AEROSPACE & DEFENSE—2.07%
AAR Corp.	278,352	5,336,008
Curtiss-Wright Corp.	334,230	11,808,346
GenCorp Inc.(a)(b)	428,842	2,281,439
Kaman Corp.	86,261	2,356,650
Moog Inc. Class A(a)(b)	113,399	4,981,618
Orbital Sciences Corp.(a)	420,754	6,113,556

		32,877,617
AGRICULTURE—0.47%
Alliance One International Inc.(a)(b)	627,616	1,707,116
Andersons Inc. (The)	132,497	5,784,819

		7,491,935
AIRLINES—0.29%
SkyWest Inc.	363,358	4,574,677

		4,574,677
APPAREL—1.30%
Crocs Inc.(a)(b)	413,702	6,110,379
Iconix Brand Group Inc.(a)(b)	147,557	2,403,703
K-Swiss Inc. Class A(a)(b)	197,968	578,067
Maidenform Brands Inc.(a)(b)	79,452	1,453,972
Oxford Industries Inc.	56,502	2,549,370
Perry Ellis International Inc.(a)(b)	87,461	1,243,695
Quiksilver Inc.(a)(b)	875,613	3,160,963
SKECHERS U.S.A. Inc. Class A(a)(b)	264,369	3,204,152

		20,704,301
AUTO PARTS & EQUIPMENT—0.42%
Spartan Motors Inc.	240,468	1,156,651
Standard Motor Products Inc.	139,350	2,793,968
Superior Industries International Inc.	169,148	2,797,708

		6,748,327
BANKS—9.84%
Bank of the Ozarks Inc.	85,523	2,534,046
BBCN Bancorp Inc.(a)(b)	558,507	5,277,891
Boston Private Financial Holdings Inc.	558,819	4,437,023
City Holding Co.(b)	59,455	2,014,930
Columbia Banking System Inc.	282,930	5,452,061
Community Bank System Inc.	142,517	3,961,973
F.N.B. Corp.	995,753	11,261,966
First BanCorp (Puerto Rico)(a)(b)	148,200	517,218
First Commonwealth Financial Corp.	751,449	3,952,622
First Financial Bancorp	229,526	3,819,313
First Financial Bankshares Inc.(b)	96,839	3,237,328

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2011

First Midwest Bancorp Inc.	533,550	5,404,861
Glacier Bancorp Inc.	515,036	6,195,883
Hanmi Financial Corp.(a)(b)	146,461	1,083,811
Home Bancshares Inc.	94,533	2,449,350
Independent Bank Corp. (Massachusetts)(b)	153,889	4,199,631
National Penn Bancshares Inc.	880,152	7,428,483
NBT Bancorp Inc.	237,104	5,247,112
Old National Bancorp	678,482	7,904,315
PacWest Bancorp	160,849	3,048,089
Pinnacle Financial Partners Inc.(a)(b)	245,762	3,969,056
PrivateBancorp Inc.	426,899	4,687,351
S&T Bancorp Inc.	201,317	3,935,747
Simmons First National Corp. Class A	123,699	3,363,376
Sterling Bancorp	222,168	1,919,532
Susquehanna Bancshares Inc.	1,121,914	9,401,639
Texas Capital Bancshares Inc.(a)	152,973	4,682,504
Tompkins Financial Corp.	17,686	681,088
TrustCo Bank Corp. NY	668,335	3,749,359
UMB Financial Corp.	87,918	3,274,945
Umpqua Holdings Corp.	820,078	10,160,766
United Bankshares Inc.(b)	270,100	7,635,727
United Community Banks Inc.(a)	137,110	958,399
Wilshire Bancorp Inc.(a)	429,474	1,558,991
Wintrust Financial Corp.	257,333	7,218,191

		156,624,577
BIOTECHNOLOGY—0.18%
Cambrex Corp.(a)	211,610	1,519,360
Emergent BioSolutions Inc.(a)(b)	57,007	959,998
Enzo Biochem Inc.(a)(b)	143,578	321,614

		2,800,972
BUILDING MATERIALS—2.66%
AAON Inc.(b)	61,981	1,269,991
Apogee Enterprises Inc.	203,224	2,491,526
Comfort Systems USA Inc.	268,121	2,874,257
Drew Industries Inc.(a)	135,814	3,331,517
Eagle Materials Inc.	205,823	5,281,418
Gibraltar Industries Inc.(a)(b)	217,795	3,040,418
Griffon Corp.(b)	330,194	3,014,671
NCI Building Systems Inc.(a)(b)	102,535	1,114,556
Quanex Building Products Corp.	265,205	3,983,379
Simpson Manufacturing Co. Inc.	162,270	5,462,008
Texas Industries Inc.(b)	199,748	6,148,244
Universal Forest Products Inc.	140,088	4,324,517

		42,336,502
CHEMICALS—1.88%
A. Schulman Inc.	210,542	4,459,279
American Vanguard Corp.	103,379	1,379,076
H.B. Fuller Co.	189,379	4,376,549
Kraton Performance Polymers Inc.(a)(b)	98,962	2,008,929
OM Group Inc.(a)	231,525	5,183,845
PolyOne Corp.	649,971	7,507,165
Quaker Chemical Corp.	37,968	1,476,575
Stepan Co.	17,231	1,381,237
Zep Inc.	157,665	2,204,157

		29,976,812

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2011

COMMERCIAL SERVICES—4.91%
ABM Industries Inc.	343,188	7,076,537
AMN Healthcare Services Inc.(a)(b)	289,918	1,284,337
Cardtronics Inc.(a)(b)	119,604	3,236,484
Career Education Corp.(a)	429,190	3,420,644
CDI Corp.	92,390	1,275,906
Consolidated Graphics Inc.(a)	25,685	1,240,072
Corinthian Colleges Inc.(a)(b)	608,100	1,319,577
Cross Country Healthcare Inc.(a)(b)	223,739	1,241,751
GEO Group Inc. (The)(a)	448,369	7,510,181
Healthcare Services Group Inc.	172,405	3,049,844
Heartland Payment Systems Inc.	107,656	2,622,500
Heidrick & Struggles International Inc.	127,751	2,751,757
Insperity Inc.	160,845	4,077,421
Kelly Services Inc. Class A	202,956	2,776,438
Lincoln Educational Services Corp.	162,786	1,286,009
Live Nation Entertainment Inc.(a)(b)	1,058,227	8,793,866
Midas Inc.(a)(b)	64,517	554,201
Navigant Consulting Inc.(a)(b)	374,521	4,273,285
On Assignment Inc.(a)(b)	263,944	2,950,894
PAREXEL International Corp.(a)	237,329	4,922,203
Resources Connection Inc.	316,925	3,356,236
TeleTech Holdings Inc.(a)(b)	114,493	1,854,787
TrueBlue Inc.(a)(b)	287,164	3,985,836
Universal Technical Institute Inc.(a)	63,202	807,722
Viad Corp.	144,434	2,524,706

		78,193,194
COMPUTERS—1.41%
Agilysys Inc.(a)(b)	108,672	863,942
CIBER Inc.(a)(b)	519,349	2,004,687
iGATE Corp.(a)	116,464	1,831,979
Insight Enterprises Inc.(a)(b)	314,295	4,805,571
Mercury Computer Systems Inc.(a)(b)	101,311	1,346,423
NCI Inc. Class A(a)(b)	56,479	657,980
RadiSys Corp.(a)(b)	163,422	826,915
Stratasys Inc.(a)(b)	50,313	1,530,018
Super Micro Computer Inc.(a)(b)	197,442	3,095,891
Sykes Enterprises Inc.(a)(b)	284,207	4,450,682
Virtusa Corp.(a)(b)	71,514	1,035,523

		22,449,611
COSMETICS & PERSONAL CARE—0.06%
Inter Parfums Inc.	56,938	885,955

		885,955
DISTRIBUTION & WHOLESALE—1.76%
Brightpoint Inc.(a)(b)	488,488	5,256,131
Pool Corp.	180,765	5,441,026
ScanSource Inc.(a)(b)	194,699	7,009,164
School Specialty Inc.(a)(b)	116,590	291,475
United Stationers Inc.	305,507	9,947,308

		27,945,104
DIVERSIFIED FINANCIAL SERVICES—1.44%
Calamos Asset Management Inc. Class A	144,689	1,810,059
Encore Capital Group Inc.(a)(b)	42,520	903,975
Interactive Brokers Group Inc. Class A	277,463	4,145,297

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2011

Investment Technology Group Inc.(a)	286,420	3,096,200
National Financial Partners Corp.(a)(b)	296,369	4,006,909
Piper Jaffray Companies Inc.(a)(b)	111,813	2,258,623
Stifel Financial Corp.(a)(b)	165,457	5,302,897
SWS Group Inc.	211,176	1,450,779

		22,974,739
ELECTRIC—2.51%
ALLETE Inc.	116,017	4,870,394
Avista Corp.	416,802	10,732,652
Central Vermont Public Service Corp.	50,151	1,760,300
CH Energy Group Inc.	41,548	2,425,572
El Paso Electric Co.	109,554	3,794,951
NorthWestern Corp.	124,698	4,462,941
UIL Holdings Corp.	223,945	7,920,935
UniSource Energy Corp.	105,794	3,905,914

		39,873,659
ELECTRICAL COMPONENTS & EQUIPMENT—1.59%
Advanced Energy Industries Inc.(a)(b)	317,567	3,407,494
Belden Inc.	210,184	6,994,924
Encore Wire Corp.	137,526	3,561,923
EnerSys Inc.(a)(b)	341,556	8,870,209
Powell Industries Inc.(a)(b)	64,151	2,006,643
Vicor Corp.	66,131	526,403

		25,367,596
ELECTRONICS—4.22%
Badger Meter Inc.	34,604	1,018,396
Bel Fuse Inc. Class B	72,858	1,366,087
Benchmark Electronics Inc.(a)(b)	413,714	5,572,728
Brady Corp. Class A	375,159	11,843,770
Checkpoint Systems Inc.(a)(b)	287,523	3,145,502
CTS Corp.	245,573	2,259,272
Daktronics Inc.	263,613	2,522,776
Electro Scientific Industries Inc.(a)	173,197	2,507,893
ESCO Technologies Inc.	191,066	5,498,879
FEI Co.(a)(b)	83,405	3,401,256
Measurement Specialties Inc.(a)(b)	35,619	995,907
Methode Electronics Inc.	264,877	2,195,830
Newport Corp.(a)(b)	269,207	3,663,907
Park Electrochemical Corp.	85,010	2,177,956
Plexus Corp.(a)(b)	247,924	6,788,159
Pulse Electronics Corp.	296,522	830,262
Rofin-Sinar Technologies Inc.(a)(b)	106,068	2,423,654
Rogers Corp.(a)(b)	41,954	1,546,424
TTM Technologies Inc.(a)(b)	367,028	4,022,627
Watts Water Technologies Inc. Class A	99,876	3,416,758

		67,198,043
ENERGY - ALTERNATE SOURCES—0.04%
Headwaters Inc.(a)(b)	259,682	576,494

		576,494
ENGINEERING & CONSTRUCTION—1.47%
Aegion Corp.(a)(b)	279,332	4,284,953
Dycom Industries Inc.(a)	241,033	5,042,410
EMCOR Group Inc.	477,599	12,804,429
Orion Marine Group Inc.(a)(b)	195,138	1,297,668

		23,429,460

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2011

ENTERTAINMENT—0.71%
Marriott Vacations Worldwide Corp.(a)(b)	193,037	3,312,515
Multimedia Games Holding Co. Inc.(a)	126,646	1,005,569
Pinnacle Entertainment Inc.(a)	445,111	4,522,328
Shuffle Master Inc.(a)	214,983	2,519,601

		11,360,013
ENVIRONMENTAL CONTROL—0.85%
Calgon Carbon Corp.(a)	231,267	3,633,205
Darling International Inc.(a)	444,342	5,905,305
Tetra Tech Inc.(a)(b)	183,655	3,965,111

		13,503,621
FOOD—2.06%
B&G Foods Inc. Class A	184,528	4,441,589
Cal-Maine Foods Inc.	102,554	3,750,400
Calavo Growers Inc.	35,165	903,037
Diamond Foods Inc.(b)	63,180	2,038,819
Hain Celestial Group Inc.(a)(b)	116,788	4,281,448
Nash-Finch Co.	86,855	2,543,114
Seneca Foods Corp. Class A(a)(b)	65,742	1,697,458
Snyders-Lance Inc.	190,987	4,297,207
Spartan Stores Inc.	163,693	3,028,321
United Natural Foods Inc.(a)(b)	143,166	5,728,072

		32,709,465
FOREST PRODUCTS & PAPER—0.76%
Buckeye Technologies Inc.	95,948	3,208,501
Clearwater Paper Corp.(a)	65,276	2,324,478
KapStone Paper and Packaging Corp.(a)(b)	84,137	1,324,317
Neenah Paper Inc.	107,829	2,406,743
Wausau Paper Corp.	352,052	2,907,950

		12,171,989
GAS—2.14%
Laclede Group Inc. (The)	160,547	6,497,337
New Jersey Resources Corp.	136,535	6,717,522
Northwest Natural Gas Co.	78,411	3,758,240
Piedmont Natural Gas Co.(b)	279,040	9,481,779
Southwest Gas Corp.	177,529	7,543,207

		33,998,085
HEALTH CARE - PRODUCTS—2.30%
Affymetrix Inc.(a)(b)	506,407	2,071,205
Cantel Medical Corp.	31,157	870,215
CONMED Corp.(a)(b)	199,982	5,133,538
CryoLife Inc.(a)(b)	202,255	970,824
Greatbatch Inc.(a)(b)	53,894	1,191,058
Hanger Orthopedic Group Inc.(a)(b)	238,335	4,454,481
Integra LifeSciences Holdings Corp.(a)	38,546	1,188,373
Invacare Corp.	228,090	3,487,496
Kensey Nash Corp.(a)(b)	18,175	348,778
Meridian Bioscience Inc.(b)	123,923	2,334,709
Merit Medical Systems Inc.(a)(b)	123,384	1,650,878

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2011

Natus Medical Inc.(a)(b)	211,249	1,992,078
Palomar Medical Technologies Inc.(a)(b)	140,341	1,305,171
PSS World Medical Inc.(a)(b)	139,667	3,378,545
SurModics Inc.(a)(b)	67,982	996,616
Symmetry Medical Inc.(a)(b)	261,010	2,085,470
West Pharmaceutical Services Inc.	84,501	3,206,813

		36,666,248

HEALTH CARE - SERVICES—1.56%
Almost Family Inc.(a)(b)	59,229	982,017
Amedisys Inc.(a)(b)	211,082	2,302,905
AmSurg Corp.(a)(b)	83,339	2,170,148
Bio-Reference Laboratories Inc.(a)	67,946	1,105,481
Centene Corp.(a)	119,093	4,714,892
Gentiva Health Services Inc.(a)(b)	220,851	1,490,744
Healthways Inc.(a)(b)	238,929	1,639,053
Kindred Healthcare Inc.(a)(b)	373,390	4,394,800
LHC Group Inc.(a)(b)	113,638	1,457,976
Molina Healthcare Inc.(a)(b)	202,953	4,531,940

		24,789,956

HOLDING COMPANIES - DIVERSIFIED—0.46%
Prospect Capital Corp.(b)	784,166	7,284,902

		7,284,902

HOME BUILDERS—0.78%
M/I Homes Inc.(a)(b)	134,710	1,293,216
Meritage Homes Corp.(a)(b)	199,817	4,633,756
Ryland Group Inc. (The)	165,282	2,604,844
Standard-Pacific Corp.(a)	726,064	2,308,884
Winnebago Industries Inc.(a)(b)	209,729	1,547,800

		12,388,500

HOME FURNISHINGS—1.06%
Ethan Allen Interiors Inc.	185,996	4,409,965
La-Z-Boy Inc.(a)(b)	371,487	4,420,695
Select Comfort Corp.(a)(b)	233,377	5,061,947
Universal Electronics Inc.(a)(b)	106,151	1,790,768
VOXX International Corp.(a)(b)	133,837	1,130,923

		16,814,298

HOUSEHOLD PRODUCTS & WARES—0.66%
Blyth Inc.	11,915	676,772
Central Garden & Pet Co. Class A(a)(b)	305,622	2,542,775
Helen of Troy Ltd.(a)	97,224	2,984,777
Prestige Brands Holdings Inc.(a)(b)	361,264	4,071,445
Standard Register Co. (The)	88,244	205,609

		10,481,378

INSURANCE—3.63%
Amerisafe Inc.(a)(b)	129,351	3,007,411
Delphi Financial Group Inc. Class A	390,847	17,314,522
eHealth Inc.(a)	44,548	654,856
Employers Holdings Inc.	230,374	4,167,466
Horace Mann Educators Corp.	286,021	3,921,348
Meadowbrook Insurance Group Inc.	365,655	3,905,195
Navigators Group Inc. (The)(a)(b)	36,237	1,727,780

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2011

Presidential Life Corp.	152,792	1,526,392
Safety Insurance Group Inc.	108,795	4,404,021
Selective Insurance Group Inc.	388,285	6,884,293
Stewart Information Services Corp.	138,058	1,594,570
Tower Group Inc.	285,604	5,760,633
United Fire & Casualty Co.	147,884	2,984,299

		57,852,786

INTERNET—1.43%
Blue Coat Systems Inc.(a)(b)	131,729	3,352,503
DealerTrack Holdings Inc.(a)	133,699	3,644,635
Digital River Inc.(a)	267,449	4,017,084
eResearchTechnology Inc.(a)(b)	170,922	801,624
NutriSystem Inc.	201,065	2,599,770
PCTEL Inc.	131,632	900,363
Perficient Inc.(a)	218,957	2,191,760
United Online Inc.	638,523	3,473,565
XO Group Inc.(a)(b)	206,009	1,718,115

		22,699,419

IRON & STEEL—0.41%
AK Steel Holding Corp.	789,739	6,523,244

		6,523,244

LEISURE TIME—0.91%
Arctic Cat Inc.(a)(b)	87,985	1,984,062
Brunswick Corp.	433,845	7,835,241
Callaway Golf Co.	464,405	2,568,160
Interval Leisure Group Inc.(a)	154,368	2,100,948

		14,488,411

LODGING—0.35%
Boyd Gaming Corp.(a)(b)	389,374	2,904,730
Marcus Corp.	142,795	1,800,645
Monarch Casino & Resort Inc.(a)(b)	82,265	838,280

		5,543,655

MACHINERY—1.95%
Albany International Corp. Class A	201,623	4,661,524
Applied Industrial Technologies Inc.	135,314	4,758,993
Astec Industries Inc.(a)(b)	143,027	4,606,900
Briggs & Stratton Corp.	358,572	5,554,280
Cascade Corp.	32,853	1,549,676
Gerber Scientific Inc. Escrow(a)(c)	177,368	1,774
Intermec Inc.(a)(b)	366,775	2,516,076
Intevac Inc.(a)(b)	166,062	1,228,859
Robbins & Myers Inc.	92,065	4,469,756
Tennant Co.	44,431	1,727,033

		31,074,871

MANUFACTURING—3.91%
A.O. Smith Corp.	158,698	6,366,964
Actuant Corp. Class A	493,451	11,196,403
Barnes Group Inc.(b)	337,081	8,127,023
Ceradyne Inc.(a)	173,346	4,642,206
EnPro Industries Inc.(a)	148,839	4,908,710
Federal Signal Corp.(a)	446,824	1,854,320

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2011

Hillenbrand Inc.	147,696	3,296,575
John Bean Technologies Corp.	205,671	3,161,163
Koppers Holdings Inc.	76,677	2,634,622
LSB Industries Inc.(a)(b)	66,510	1,864,275
Lydall Inc.(a)(b)	122,833	1,165,685
Movado Group Inc.	124,722	2,266,199
Myers Industries Inc.	238,904	2,948,075
Standex International Corp.	90,552	3,094,162
STR Holdings Inc.(a)(b)	110,961	913,209
Tredegar Corp.	167,404	3,719,717

		62,159,308
MEDIA—0.26%
Digital Generation Inc.(a)(b)	196,883	2,346,845
E.W. Scripps Co. (The) Class A(a)(b)	224,251	1,796,251

		4,143,096
METAL FABRICATE & HARDWARE—1.71%
A.M. Castle & Co.(a)(b)	118,776	1,123,621
CIRCOR International Inc.	72,892	2,573,816
Haynes International Inc.	31,212	1,704,175
Kaydon Corp.	140,357	4,280,888
Lawson Products Inc.	27,225	420,082
Mueller Industries Inc.	273,690	10,515,170
Olympic Steel Inc.(b)	65,740	1,533,057
RTI International Metals Inc.(a)(b)	216,255	5,019,279

		27,170,088
MINING—0.88%
AMCOL International Corp.	73,724	1,979,489
Century Aluminum Co.(a)(b)	391,075	3,328,048
Kaiser Aluminum Corp.	113,328	5,199,489
Materion Corp.(a)(b)	145,379	3,529,802

		14,036,828
OFFICE FURNISHINGS—0.30%
Interface Inc. Class A	412,762	4,763,273

		4,763,273
OIL & GAS—1.85%
Gulfport Energy Corp.(a)(b)	108,692	3,200,979
Penn Virginia Corp.	327,951	1,734,861
Petroleum Development Corp.(a)(b)	101,454	3,562,050
PetroQuest Energy Inc.(a)(b)	408,730	2,697,618
Stone Energy Corp.(a)(b)	350,729	9,252,231
Swift Energy Co.(a)(b)	304,150	9,039,338

		29,487,077
OIL & GAS SERVICES—1.67%
Basic Energy Services Inc.(a)	136,431	2,687,691
Exterran Holdings Inc.(a)	446,217	4,060,575
Gulf Island Fabrication Inc.	102,767	3,001,824
Hornbeck Offshore Services Inc.(a)(b)	119,065	3,693,396
ION Geophysical Corp.(a)(b)	619,833	3,799,576
Matrix Service Co.(a)	185,807	1,754,018
Pioneer Drilling Co.(a)	251,403	2,433,581
Tetra Technologies Inc.(a)(b)	553,503	5,169,718

		26,600,379

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2011

PHARMACEUTICALS—0.61%
Align Technology Inc.(a)	161,505	3,831,706
Par Pharmaceutical Companies Inc.(a)	67,117	2,196,739
PharMerica Corp.(a)	210,407	3,193,978
Savient Pharmaceuticals Inc.(a)(b)	251,424	560,676

		9,783,099
REAL ESTATE—0.49%
Forestar Group Inc.(a)(b)	253,053	3,828,692
Sovran Self Storage Inc.	91,782	3,916,338

		7,745,030
REAL ESTATE INVESTMENT TRUSTS—9.31%
Acadia Realty Trust(b)	115,777	2,331,749
BioMed Realty Trust Inc.(b)	1,101,140	19,908,611
Cedar Realty Trust Inc.(b)	400,505	1,726,177
Colonial Properties Trust(b)	444,242	9,266,888
Cousins Properties Inc.	742,928	4,762,168
DiamondRock Hospitality Co.(b)	1,199,215	11,560,433
Entertainment Properties Trust	157,271	6,874,315
Extra Space Storage Inc.	344,636	8,350,530
Franklin Street Properties Corp.(b)	516,824	5,142,399
Getty Realty Corp.	193,629	2,701,125
Healthcare Realty Trust Inc.	328,900	6,114,251
Inland Real Estate Corp.(b)	382,236	2,908,816
Kilroy Realty Corp.(b)	205,137	7,809,566
Kite Realty Group Trust(b)	457,208	2,062,008
LaSalle Hotel Properties(b)	599,818	14,521,594
Lexington Realty Trust(b)	961,462	7,201,350
LTC Properties Inc.	99,931	3,083,871
Medical Properties Trust Inc.	792,313	7,820,129
Parkway Properties Inc.	157,840	1,556,302
Pennsylvania Real Estate Investment Trust(b)	398,757	4,163,023
Post Properties Inc.	163,459	7,146,427
Saul Centers Inc.(b)	27,191	963,105
Tanger Factory Outlet Centers Inc.	254,527	7,462,732
Universal Health Realty Income Trust(b)	30,840	1,202,760
Urstadt Biddle Properties Inc. Class A(b)	86,100	1,556,688

		148,197,017
RETAIL—6.28%
Big 5 Sporting Goods Corp.(b)	155,967	1,628,295
Brown Shoe Co. Inc.(b)	300,405	2,673,605
Cabela’s Inc.(a)(b)	308,931	7,853,026
Cato Corp. (The) Class A	84,671	2,049,038
Christopher & Banks Corp.	259,444	607,099
Coldwater Creek Inc.(a)(b)	641,191	756,605
Cracker Barrel Old Country Store Inc.	57,509	2,899,029
Finish Line Inc. (The) Class A	185,584	3,578,987
Fred’s Inc. Class A(b)	276,092	4,025,421
Group 1 Automotive Inc.	162,793	8,432,677
Haverty Furniture Companies Inc.	136,992	1,504,172
Hot Topic Inc.	303,638	2,007,047
Jack in the Box Inc.(a)(b)	314,897	6,581,347
Kirkland’s Inc.(a)	52,370	696,521
Lithia Motors Inc. Class A	154,031	3,367,118

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2011

Liz Claiborne Inc.(a)(b)	338,602	2,922,135
Lumber Liquidators Holdings Inc.(a)(b)	59,869	1,057,287
MarineMax Inc.(a)(b)	166,591	1,086,173
Men’ Wearhouse Inc. (The)	366,495	11,878,103
Oharley’s Inc.(a)(b)	134,865	740,409
OfficeMax Inc.(a)(b)	616,414	2,798,520
P.F. Chang’ China Bistro Inc.	59,470	1,838,218
Pep Boys - Manny, Moe & Jack (The)	372,752	4,100,272
PetMed Express Inc.	146,298	1,518,573
Red Robin Gourmet Burgers Inc.(a)(b)	79,724	2,208,355
Ruby Tuesday Inc.(a)(b)	447,839	3,090,089
Ruth’ Hospitality Group Inc.(a)(b)	252,719	1,256,013
Sonic Automotive Inc.(b)	249,061	3,688,593
Sonic Corp.(a)	443,889	2,987,373
Stage Stores Inc.	217,739	3,024,395
Stein Mart Inc.(a)	194,734	1,326,139
Texas Roadhouse Inc.	170,034	2,533,507
Tuesday Morning Corp.(a)(b)	303,790	1,048,076
Zale Corp.(a)(b)	188,156	716,874
Zumiez Inc.(a)(b)	50,160	1,392,442

		99,871,533
SAVINGS & LOANS—1.43%
Bank Mutual Corp.	330,636	1,051,422
Brookline Bancorp Inc.	500,704	4,225,942
Dime Community Bancshares Inc.	200,541	2,526,817
Northwest Bancshares Inc.	698,146	8,684,936
Oritani Financial Corp.	85,242	1,088,540
Provident Financial Services Inc.	385,404	5,160,560

		22,738,217
SEMICONDUCTORS—2.15%
ATMI Inc.(a)(b)	127,374	2,551,301
Brooks Automation Inc.	148,988	1,530,107
Cohu Inc.	173,662	1,971,064
Diodes Inc.(a)(b)	100,917	2,149,532
DSP Group Inc.(a)	153,473	799,594
Kopin Corp.(a)(b)	258,422	1,002,677
Micrel Inc.	132,572	1,340,303
Microsemi Corp.(a)(b)	180,320	3,020,360
MKS Instruments Inc.	138,986	3,866,591
Monolithic Power Systems Inc.(a)(b)	74,632	1,124,704
Nanometrics Inc.(a)	39,154	721,217
Pericom Semiconductor Corp.(a)	174,961	1,331,453
Rudolph Technologies Inc.(a)(b)	229,020	2,120,725
Sigma Designs Inc.(a)(b)	231,257	1,387,542
Standard Microsystems Corp.(a)(b)	88,123	2,270,930
Supertex Inc.(a)(b)	53,459	1,009,306
Tessera Technologies Inc.(a)	129,622	2,171,169
TriQuint Semiconductor Inc.(a)(b)	499,554	2,432,828
Ultratech Inc.(a)(b)	59,183	1,454,126

		34,255,529
SOFTWARE—2.03%
Avid Technology Inc.(a)(b)	210,692	1,797,203
Bottomline Technologies Inc.(a)(b)	90,628	2,099,851
CSG Systems International Inc.(a)(b)	97,534	1,434,725
Digi International Inc.(a)(b)	184,282	2,056,587
EPIQ Systems Inc.	120,829	1,452,365
Monotype Imaging Holdings Inc.(a)(b)	129,448	2,018,095

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2011

Omnicell Inc.(a)(b)	140,239	2,316,748
Progress Software Corp.(a)	243,074	4,703,482
SYNNEX Corp.(a)(b)	184,198	5,610,671
Take-Two Interactive Software Inc.(a)(b)	620,526	8,408,127
THQ Inc.(a)(b)	493,882	375,350

		32,273,204
STORAGE & WAREHOUSING—0.28%
Mobile Mini Inc.(a)(b)	251,333	4,385,761

		4,385,761
TELECOMMUNICATIONS—3.46%
Anixter International Inc.(a)	198,195	11,820,350
ARRIS Group Inc.(a)(b)	844,091	9,133,065
Black Box Corp.	126,610	3,550,144
Cbeyond Inc.(a)	218,264	1,748,295
Cincinnati Bell Inc.(a)(b)	1,402,473	4,249,493
Comtech Telecommunications Corp.	145,827	4,173,569
General Communication Inc. Class A(a)	140,459	1,375,094
Harmonic Inc.(a)(b)	831,064	4,188,562
Lumos Networks Corp.(b)	106,241	1,629,737
Neutral Tandem Inc.(a)	65,385	698,966
Novatel Wireless Inc.(a)	229,870	719,493
NTELOS Holdings Corp.	107,524	2,191,339
Oplink Communications Inc.(a)(b)	50,870	837,829
Symmetricom Inc.(a)	305,890	1,648,747
Tekelec(a)	441,512	4,825,726
USA Mobility Inc.	158,873	2,203,568

		54,993,977
TEXTILES—0.35%
G&K Services Inc. Class A	134,786	3,923,620
UniFirst Corp.	29,659	1,682,852

		5,606,472
TOYS, GAMES & HOBBIES—0.16%
JAKKS Pacific Inc.	185,960	2,623,896

		2,623,896
TRANSPORTATION—2.03%
Arkansas Best Corp.	182,046	3,508,026
Bristow Group Inc.	258,893	12,268,939
Heartland Express Inc.	235,064	3,359,065
Hub Group Inc. Class A(a)(b)	115,553	3,747,384
Knight Transportation Inc.	231,271	3,617,079
Old Dominion Freight Line Inc.(a)(b)	94,468	3,828,788
Overseas Shipholding Group Inc.(b)	188,252	2,057,594

		32,386,875

TOTAL COMMON STOCKS
(Cost: $1,628,116,884)		1,589,462,133

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2011

SHORT-TERM INVESTMENTS—15.23%

MONEY MARKET FUNDS—15.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	221,568,096	221,568,096
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	19,354,267	19,354,267
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	1,475,230	1,475,230

		242,397,593

TOTAL SHORT-TERM INVESTMENTS
(Cost: $242,397,593)		242,397,593

TOTAL INVESTMENTS IN SECURITIES—115.11%
(Cost: $1,870,514,477)		1,831,859,726
Other Assets, Less Liabilities—(15.11)%		(240,421,521)

NET ASSETS—100.00%		$1,591,438,205

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2011

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.34%
Dentsu Inc.	7,800	$238,136

		238,136
AGRICULTURE—1.28%
Japan Tobacco Inc.	192	903,353

		903,353
AIRLINES—0.40%
All Nippon Airways Co. Ltd.	102,000	285,027

		285,027
AUTO MANUFACTURERS—10.38%
Honda Motor Co. Ltd.	66,600	2,032,451
Isuzu Motors Ltd.	54,000	249,857
Nissan Motor Co. Ltd.	100,200	901,201
Suzuki Motor Corp.	16,200	335,201
Toyota Motor Corp.	114,000	3,800,494

		7,319,204
AUTO PARTS & EQUIPMENT—2.82%
Aisin Seiki Co. Ltd.	7,200	205,313
Bridgestone Corp.	26,400	598,752
Denso Corp.	21,000	580,271
NOK Corp.	4,200	72,220
Sumitomo Electric Industries Ltd.	30,600	333,283
Toyota Industries Corp.	7,200	196,049

		1,985,888
BANKS—8.76%
Mitsubishi UFJ Financial Group Inc.	603,600	2,565,339
Mizuho Financial Group Inc.	1,022,400	1,381,981
Shinsei Bank Ltd.	96,000	99,818
Sumitomo Mitsui Financial Group Inc.	60,000	1,671,952
Sumitomo Mitsui Trust Holdings Inc.	156,040	458,345

		6,177,435
BEVERAGES—1.18%
Asahi Group Holdings Ltd.	18,000	395,373
Kirin Holdings Co. Ltd.	36,000	437,952

		833,325
BUILDING MATERIALS—1.38%
Asahi Glass Co. Ltd.	42,000	352,638
Daikin Industries Ltd.	11,400	312,337
JS Group Corp.	11,400	218,547
TOTO Ltd.	12,000	92,644

		976,166

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2011

CHEMICALS—3.30%
Asahi Kasei Corp.	54,000	325,657
JSR Corp.	7,800	143,956
Kuraray Co. Ltd.	14,400	204,939
Mitsubishi Chemical Holdings Corp.	51,000	281,050
Mitsui Chemicals Inc.	42,000	128,282
Nitto Denko Corp.	6,600	236,241
Shin-Etsu Chemical Co. Ltd.	15,600	768,443
Sumitomo Chemical Co. Ltd.	66,000	241,045

		2,329,613
COMMERCIAL SERVICES—1.17%
Dai Nippon Printing Co. Ltd.	24,000	230,829
Secom Co. Ltd.	9,000	415,259
Toppan Printing Co. Ltd.	24,000	176,553

		822,641
COMPUTERS—1.12%
Fujitsu Ltd.	78,000	405,511
NTT Data Corp.	54	172,514
TDK Corp.	4,800	212,737

		790,762
COSMETICS & PERSONAL CARE—1.54%
Kao Corp.	21,000	573,993
Shiseido Co. Ltd.	15,000	275,864
Unicharm Corp.	4,800	236,756

		1,086,613
DISTRIBUTION & WHOLESALE—5.63%
ITOCHU Corp.	60,600	615,924
Marubeni Corp.	66,000	402,313
Mitsubishi Corp.	61,200	1,236,886
Mitsui & Co. Ltd.	67,800	1,054,804
Sumitomo Corp.	48,600	658,191

		3,968,118
DIVERSIFIED FINANCIAL SERVICES—1.76%
Credit Saison Co. Ltd.	6,600	132,360
Daiwa Securities Group Inc.	72,000	224,591
Nomura Holdings Inc.	162,600	492,407
ORIX Corp.	4,740	391,817

		1,241,175
ELECTRIC—1.96%
Chubu Electric Power Co. Inc.	27,600	515,482
Kansai Electric Power Co. Inc. (The)	30,600	469,698
Kyushu Electric Power Co. Inc.	17,400	249,218
Tokyo Electric Power Co. Inc. (The)(a)	62,400	148,417

		1,382,815
ELECTRICAL COMPONENTS & EQUIPMENT—3.21%
Furukawa Electric Co. Ltd.	30,000	69,015
Hitachi Ltd.	192,000	1,008,162
Mitsubishi Electric Corp.	84,000	805,719
Nidec Corp.	4,400	382,584

		2,265,480

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2011

ELECTRONICS—4.31%
Advantest Corp.	7,200	68,594
Hirose Electric Co. Ltd.	1,300	114,050
Hoya Corp.	18,600	400,816
Keyence Corp.	1,851	446,511
Kyocera Corp.	6,600	530,985
Murata Manufacturing Co. Ltd.	8,400	431,791
NEC Corp.(a)	108,000	218,976
NGK Insulators Ltd.	12,000	142,552
Toshiba Corp.	168,000	687,809

		3,042,084
ENGINEERING & CONSTRUCTION—0.72%
Kajima Corp.	42,000	128,828
Obayashi Corp.	30,000	133,351
Shimizu Corp.	30,000	125,942
Taisei Corp.	48,000	121,653

		509,774
ENTERTAINMENT—0.36%
Oriental Land Co. Ltd.	2,400	253,600

		253,600
FOOD—0.91%
Ajinomoto Co. Inc.	24,000	288,224
Nippon Meat Packers Inc.	7,000	86,977
Nissin Foods Holdings Co. Ltd.	3,000	117,559
Yakult Honsha Co. Ltd.	4,800	151,287

		644,047
FOREST PRODUCTS & PAPER—0.39%
Nippon Paper Group Inc.	4,200	91,708
Oji Paper Co. Ltd.	36,000	184,819

		276,527
GAS—1.06%
Osaka Gas Co. Ltd.	78,000	308,188
Tokyo Gas Co. Ltd.	96,000	441,695

		749,883
HAND & MACHINE TOOLS—0.57%
SMC Corp.	2,500	403,561

		403,561
HEALTH CARE—PRODUCTS—0.44%
Terumo Corp.	6,600	310,957

		310,957
HOME BUILDERS—0.71%
Daiwa House Industry Co. Ltd.	24,000	286,353
Sekisui House Ltd.	24,000	213,049

		499,402

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2011

HOME FURNISHINGS—2.52%
Panasonic Corp.	81,600	693,611
Sharp Corp.	36,000	314,895
Sony Corp.	42,600	765,183

		1,773,689
INSURANCE—2.61%
Dai-ichi Life Insurance Co. Ltd. (The)	378	371,908
MS&AD Insurance Group Holdings Inc.	22,800	422,574
NKSJ Holdings Inc.	18,000	353,262
Tokio Marine Holdings Inc.	31,200	691,396

		1,839,140
INTERNET—0.34%
Yahoo! Japan Corp.	744	239,716

		239,716
IRON & STEEL—1.94%
JFE Holdings Inc.	19,825	359,190
Kobe Steel Ltd.	108,000	167,039
Nippon Steel Corp.	228,000	568,963
Sumitomo Metal Industries Ltd.	150,000	272,940

		1,368,132
LEISURE TIME—0.26%
Sega Sammy Holdings Inc.	8,400	181,560

		181,560
MACHINERY—4.69%
FANUC Corp.	8,400	1,286,093
Kawasaki Heavy Industries Ltd.	60,000	149,727
Komatsu Ltd.	37,200	869,805
Kubota Corp.	46,000	385,625
Mitsubishi Heavy Industries Ltd.	144,000	613,881

		3,305,131
MANUFACTURING—1.30%
FUJIFILM Holdings Corp.	18,600	440,704
Konica Minolta Holdings Inc.	21,000	156,668
Nikon Corp.	14,400	320,790

		918,162
METAL FABRICATE & HARDWARE—0.17%
NSK Ltd.	18,000	116,974

		116,974
MINING—0.71%
Mitsubishi Materials Corp.	48,000	130,387
Mitsui Mining & Smelting Co. Ltd.	24,000	62,075
Sumitomo Metal Mining Co. Ltd.	24,000	308,500

		500,962

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2011

OFFICE & BUSINESS EQUIPMENT—3.58%
Canon Inc.	51,650	2,289,141
Ricoh Co. Ltd.	27,000	235,469

		2,524,610
OIL & GAS—1.86%
INPEX Corp.	96	605,147
JX Holdings Inc.	94,840	573,182
TonenGeneral Sekiyu K.K.	12,000	131,167

		1,309,496
PACKAGING & CONTAINERS—0.13%
Toyo Seikan Kaisha Ltd.	6,600	90,070

		90,070
PHARMACEUTICALS—5.94%
Astellas Pharma Inc.	18,628	757,807
Daiichi Sankyo Co. Ltd.	27,603	547,468
Eisai Co. Ltd.	10,800	447,076
Ono Pharmaceutical Co. Ltd.	4,200	235,820
Otsuka Holdings Co. Ltd.	19,800	556,891
Shionogi & Co. Ltd.	12,600	161,962
Taisho Pharmaceutical Holdings Co. Ltd.(a)	1,800	138,965
Takeda Pharmaceutical Co. Ltd.	30,600	1,344,268

		4,190,257
REAL ESTATE—2.36%
Mitsubishi Estate Co. Ltd.	54,000	807,122
Mitsui Fudosan Co. Ltd.	36,000	524,981
Sumitomo Realty & Development Co. Ltd.	19,000	332,883

		1,664,986
RETAIL—2.93%
AEON Co. Ltd.	27,600	379,168
Fast Retailing Co. Ltd.	2,400	436,704
Marui Group Co. Ltd.	10,800	84,221
Seven & I Holdings Co. Ltd.	32,400	903,275
Yamada Denki Co. Ltd.	3,900	265,610

		2,068,978
SEMICONDUCTORS—0.84%
Rohm Co. Ltd.	4,200	195,971
Tokyo Electron Ltd.	7,800	396,893

		592,864
TELECOMMUNICATIONS—5.54%
Nippon Telegraph and Telephone Corp.	33,800	1,728,659
NTT DoCoMo Inc.	588	1,081,388
SoftBank Corp.	37,200	1,096,080

		3,906,127

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2011

TEXTILES—0.79%
Teijin Ltd.	42,000	129,374
Toray Industries Inc.	60,000	429,685

		559,059
TOYS, GAMES & HOBBIES—0.90%
Nintendo Co. Ltd.	4,600	633,741

		633,741
TRANSPORTATION—4.79%
Central Japan Railway Co.	72	608,266
East Japan Railway Co.	15,000	955,290
Kintetsu Corp.(b)	66,000	258,201
Mitsui O.S.K. Lines Ltd.	48,000	185,911
Nippon Express Co. Ltd.	36,000	140,369
Nippon Yusen K.K.	66,000	168,989
Odakyu Electric Railway Co. Ltd.	27,000	261,087
Tokyu Corp.	42,000	206,888
West Japan Railway Co.	7,200	313,023
Yamato Holdings Co. Ltd.	16,800	283,203

		3,381,227

TOTAL COMMON STOCKS
(Cost: $106,396,428)		70,460,467

SHORT-TERM INVESTMENTS—0.38%

MONEY MARKET FUNDS—0.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	245,091	245,091
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	21,409	21,409
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	3,230	3,230

		269,730

TOTAL SHORT-TERM INVESTMENTS
(Cost: $269,730)		269,730

TOTAL INVESTMENTS IN SECURITIES—100.28%
(Cost: $106,666,158)		70,730,197
Other Assets, Less Liabilities—(0.28)%		(198,663)

NET ASSETS—100.00%		$70,531,534

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2011

Security	Shares	Value

PREFERRED STOCKS—99.68%

AGRICULTURE—0.12%
CHS Inc., 8.00%(a)	292,379	$8,625,180

		8,625,180
AUTO MANUFACTURERS—2.66%
Ford Motor Co., 7.50%(a)	799,865	21,148,431
General Motors Co., 4.75%	4,812,772	164,837,441

		185,985,872
AUTO PARTS & EQUIPMENT—0.30%
Goodyear Tire & Rubber Co. (The), 5.88%	429,797	20,909,624

		20,909,624
BANKS—50.85%
Ally Financial Inc., 7.25%(a)	1,673,812	34,095,550
Ally Financial Inc., 7.30%	1,053,549	21,797,929
Ally Financial Inc., 7.35%	871,016	17,899,379
Ally Financial Inc., 7.38%	2,117,813	42,906,891
Ally Financial Inc. Series A, 8.50%(b)	1,659,620	30,520,412
BAC Capital Trust I, 7.00%(a)	872,549	18,175,196
BAC Capital Trust II, 7.00%(a)	1,369,317	28,605,032
BAC Capital Trust III, 7.00%	769,626	15,962,043
BAC Capital Trust IV, 5.88%(a)	576,814	10,763,349
BAC Capital Trust V, 6.00%	779,645	14,470,211
BAC Capital Trust VIII, 6.00%(a)	841,649	15,503,175
BAC Capital Trust X, 6.25%(a)	1,365,030	25,498,760
BAC Capital Trust XII, 6.88%(a)	1,336,583	26,998,977
Bank of America Corp., 6.38%	1,054,409	19,221,876
Bank of America Corp., 6.50%	332,395	7,861,142
Bank of America Corp., 6.63%	561,997	10,621,743
Bank of America Corp., 7.25%	1,510,027	30,049,537
Bank of America Corp., 8.63%	3,711,543	81,505,484
Bank of America Corp. Series 4, 4.00%(a)(b)	592,742	8,588,832
Bank of America Corp. Series 5, 4.00%(a)(b)	1,052,409	15,470,412
Bank of America Corp. Series D, 6.20%(a)	1,037,275	20,081,644
Bank of America Corp. Series E, 4.00%(a)(b)	913,206	14,620,428
Bank of America Corp. Series H, 3.00%(a)(b)	1,261,754	17,323,882
Bank of America Corp. Series H, 8.20%(a)	4,544,817	100,440,456
Bank One Capital Trust VI, 7.20%	990,392	25,254,996
Barclays Bank PLC, 6.63%	990,266	18,161,478
Barclays Bank PLC, 7.10%(a)	2,799,631	55,348,705
Barclays Bank PLC, 7.75%	2,351,890	49,577,841
Barclays Bank PLC Series 5, 8.13%(a)	5,161,433	114,996,727
BB&T Capital Trust V, 8.95%(a)(b)	831,408	21,791,204
BB&T Capital Trust VI, 9.60%	1,064,778	28,536,050
BB&T Capital Trust VII, 8.10%(a)	640,578	17,039,375
BNY Capital V Series F, 5.95%	736,347	18,703,214
Countrywide Capital IV, 6.75%(a)	521,700	10,360,962
Countrywide Capital V, 7.00%	2,409,888	48,872,529
Deutsche Bank Capital Funding Trust VIII, 6.38%	2,122,079	38,876,487
Deutsche Bank Capital Funding Trust IX, 6.63%	2,069,183	38,797,181
Deutsche Bank Capital Funding Trust X, 7.35%	1,186,541	23,979,994
Deutsche Bank Contingent Capital Trust II, 6.55%(a)	1,198,033	22,343,315
Deutsche Bank Contingent Capital Trust III, 7.60%(a)	3,372,341	72,943,736

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2011

Deutsche Bank Contingent Capital Trust V, 8.05%(a)	2,569,397	58,607,946
Fifth Third Bancorp. Series G, 8.50%	145,776	20,711,854
Fifth Third Capital Trust V, 7.25%(a)(b)	1,572,185	39,776,281
Fifth Third Capital Trust VI, 7.25%(b)	2,426,572	61,440,803
Fleet Capital Trust VIII, 7.20%	578,598	12,000,123
Fleet Capital Trust IX, 6.00%	226,986	4,312,734
GMAC Capital Trust I Series 2, 8.13%(b)	4,623,150	89,411,721
Goldman Sachs Group Inc. (The), 4.00%(a)(b)	239,099	4,162,714
Goldman Sachs Group Inc. (The), 6.13%(a)	2,569,124	63,637,201
Goldman Sachs Group Inc. (The) Series A, 3.75%(a)(b)	1,433,757	23,900,729
Goldman Sachs Group Inc. (The) Series B, 6.20%(a)	1,271,530	30,529,435
Goldman Sachs Group Inc. (The) Series D, 4.00%(a)(b)	2,692,115	46,250,536
HSBC Holdings PLC, 6.20%	2,022,543	48,338,778
HSBC Holdings PLC, 8.00%	6,954,877	181,244,095
HSBC Holdings PLC, 8.13%	4,000,501	103,012,901
HSBC USA Inc. Series D, 4.50%(a)(b)	48,817	907,508
HSBC USA Inc. Series F, 3.50%(b)	1,314,387	20,110,121
HSBC USA Inc. Series G, 4.00%(a)(b)	1,217,178	19,998,235
JPMorgan Chase & Co. Series J, 8.63%(a)	2,804,692	77,409,499
JPMorgan Chase Capital X, 7.00%(a)	2,042,775	52,192,901
JPMorgan Chase Capital XI, 5.88%(a)	2,020,904	50,542,809
JPMorgan Chase Capital XII, 6.25%	755,628	19,215,620
JPMorgan Chase Capital XIV, 6.20%(a)	1,145,306	29,067,866
JPMorgan Chase Capital XVI, 6.35%	962,821	24,205,320
JPMorgan Chase Capital XIX, 6.63%	1,058,607	26,708,655
JPMorgan Chase Capital XXIV, 6.88%	1,317,960	33,502,543
JPMorgan Chase Capital XXVI, 8.00%(a)(b)	3,489,734	90,384,111
JPMorgan Chase Capital XXVIII, 7.20%(a)(b)	2,992,190	76,330,767
JPMorgan Chase Capital XXIX, 6.70%	2,868,438	73,202,538
KeyCorp Capital X, 8.00%	1,241,675	31,712,380
Lloyds Banking Group PLC, 7.75%	1,547,781	39,545,805
M&T Capital Trust IV, 8.50%	885,881	23,006,330
Morgan Stanley Series A, 4.00%(a)(b)	1,713,978	25,212,616
National City Capital Trust III, 6.63%	685,475	17,541,305
National City Capital Trust IV, 8.00%	965,178	24,640,994
PNC Capital Trust D, 6.13%(a)(c)	370,307	9,328,033
PNC Capital Trust E, 7.75%(a)(c)	1,276,362	33,351,339
PNC Financial Services Group Inc. (The) Series L, 9.88%(b)(c)	87,300	2,444,400
Regions Financing Trust III, 8.88%(a)	622,546	15,719,287
Santander Finance Preferred SA Unipersonal, 6.80%(a)	377,203	7,566,692
Santander Finance Preferred SA Unipersonal, 10.50%(a)	1,378,479	36,212,643
Santander Finance Preferred SA Unipersonal Series 6, 4.00%(a)(b)	488,522	6,775,800
SunTrust Capital IX, 7.88%(a)	1,833,915	46,398,049
U.S. Bancorp, 3.50%(a)(b)	1,532,679	33,611,650
U.S. Bancorp Series D, 7.88%	914,187	24,984,731
UBS Preferred Funding Trust IV Series D, 0.98%(b)	1,461,154	14,976,829
USB Capital VIII, 6.35%(a)(d)	485,967	12,251,228
USB Capital X, 6.50%	643,728	16,453,688
USB Capital XI, 6.60%(a)	2,187,089	55,005,288
USB Capital XII, 6.30%	1,197,465	30,247,966
Wachovia Capital Trust IV, 6.38%	2,282,742	57,365,306
Wachovia Capital Trust IX, 6.38%(a)	1,355,704	34,028,170
Wells Fargo & Co. Series J, 8.00%(a)	3,967,111	112,784,966
Wells Fargo Capital VII, 5.85%(a)	919,619	23,312,342
Wells Fargo Capital VIII, 5.63%	291,553	7,385,037
Wells Fargo Capital IX, 5.63%(a)	847,514	21,230,226
Wells Fargo Capital XI, 6.25%	1,771,855	44,597,590
Wells Fargo Capital XII, 7.88%(a)	2,798,665	72,737,303
Zions BanCorp, 9.50%	1,017,593	25,694,223
Zions BanCorp, 11.00%(a)(b)	85,497	2,222,922
Zions Capital Trust B, 8.00%	1,004,654	25,387,607

		3,549,415,223

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2011

COMPUTERS—0.10%
Unisys Corp. Series A, 6.25%(a)	116,715	7,072,929

		7,072,929

DIVERSIFIED FINANCIAL SERVICES—18.99%
Ameriprise Financial Inc., 7.75%	168,828	4,779,521
Capital One Capital II, 7.50%(a)	1,021,216	25,857,189
Citigroup Capital VII, 7.13%(a)	1,395,516	33,771,487
Citigroup Capital VIII, 6.95%	3,105,336	72,478,542
Citigroup Capital IX, 6.00%	2,855,479	61,135,805
Citigroup Capital X, 6.10%	386,459	8,158,149
Citigroup Capital XI, 6.00%	537,499	11,486,354
Citigroup Capital XII, 8.50%(b)	4,242,348	106,737,476
Citigroup Capital XIII, 7.88%(b)	4,088,208	106,538,700
Citigroup Capital XIV, 6.88%(a)	282,362	6,598,800
Citigroup Capital XV, 6.50%	830,200	18,090,058
Citigroup Capital XVI, 6.45%	2,220,508	47,696,512
Citigroup Capital XVII, 6.35%	995,667	21,496,451
Citigroup Capital XIX, 7.25%	789,178	19,216,484
Citigroup Capital XX, 7.88%	557,903	14,003,365
Credit Suisse (Guernsey) Ltd., 7.90%	2,680,293	68,481,486
General Electric Capital Corp., 5.88%	1,344,704	34,249,611
General Electric Capital Corp., 6.00%(a)	1,899,526	49,140,738
General Electric Capital Corp., 6.05%	1,130,921	29,008,124
General Electric Capital Corp., 6.10%(a)	1,836,023	47,222,512
General Electric Capital Corp., 6.45%	735,925	19,045,739
General Electric Capital Corp., 6.50%(a)	560,908	15,677,379
General Electric Capital Corp., 6.63%(a)	1,674,875	44,116,208
HSBC Finance Corp., 6.36%	1,715,813	36,461,026
MBNA Capital D, 8.13%	258,047	6,089,909
Merrill Lynch Capital Trust I, 6.45%(a)(b)	1,611,504	29,941,744
Merrill Lynch Capital Trust II, 6.45%(b)	1,448,629	27,031,417
Merrill Lynch Capital Trust III, 7.00%	1,176,006	23,426,040
Merrill Lynch Capital Trust III, 7.38%(a)	1,148,657	24,650,179
Merrill Lynch Capital Trust IV, 7.12%	583,600	12,016,324
Merrill Lynch Capital Trust V, 7.28%	1,301,086	26,789,361
Morgan Stanley Capital Trust III, 6.25%	2,314,144	47,787,074
Morgan Stanley Capital Trust IV, 6.25%(a)	973,474	20,209,320
Morgan Stanley Capital Trust V, 5.75%(a)	745,765	15,228,521
Morgan Stanley Capital Trust VI, 6.60%(a)	1,906,949	41,399,863
Morgan Stanley Capital Trust VII, 6.60%(a)	1,873,594	40,769,405
Morgan Stanley Capital Trust VIII, 6.45%(a)	1,371,442	29,842,578
RBS Capital Funding Trust V Series E, 5.90%	2,997,528	27,127,628
RBS Capital Funding Trust VII Series G, 6.08%	3,846,548	35,003,587
SLM Corp., 5.87%(b)	317,293	6,425,183
SLM Corp., 6.00%	551,944	10,509,014

		1,325,694,863

ELECTRIC—2.80%
Alabama Power Co. Series 07-B, 5.88%(a)	421,767	11,185,261
American Electric Power Co. Inc., 8.75%	557,612	15,975,584
Constellation Energy Group Inc., 8.63%	732,548	19,881,353
Dominion Resources Inc., 8.38%	1,038,618	30,504,211
Entergy Arkansas Inc., 5.75%	361,730	9,878,846
Entergy Louisiana LLC, 5.88%	268,510	7,311,527
Entergy Louisiana LLC, 6.00%(a)	361,814	9,888,376
Entergy Mississippi Inc., 6.00%	151,416	4,239,648
Entergy Texas Inc., 7.88%	92,181	2,684,311
FPL Group Capital Trust I, 5.88%(a)	568,289	14,661,856
Georgia Power Co., 6.38%(a)	327,157	8,712,191

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2011

Gulf Power Co., 5.75%	129,287	3,781,645
NextEra Energy Capital Holdings Inc. Series A, 6.60%	571,660	14,508,731
NextEra Energy Capital Holdings Inc. Series E, 7.45%	559,540	14,777,451
NextEra Energy Capital Holdings Inc. Series F, 8.75%(a)	476,713	13,848,513
Xcel Energy Inc., 7.60%	497,107	13,496,455

		195,335,959

HOLDING COMPANIES - DIVERSIFIED—0.27%
Allied Capital Corp., 6.88%	413,690	9,680,346
Ares Capital Corp., 7.75%(a)	365,294	9,227,326

		18,907,672

HOME BUILDERS—0.08%
PulteGroup Inc., 7.38%(a)	253,578	5,819,615

		5,819,615

INSURANCE—11.70%
Aegon NV, 4.00%(a)(b)	254,460	4,058,637
Aegon NV, 6.38%	1,901,633	37,024,794
Aegon NV, 6.50%(a)	946,751	18,745,670
Aegon NV, 6.88%(a)	1,055,524	22,081,562
Aegon NV, 7.25%(a)	2,001,250	44,247,637
American Financial Group Inc., 7.00%	195,371	5,120,674
American International Group Inc., 6.45%(b)	1,457,734	29,606,578
American International Group Inc., 7.70%(b)	2,062,946	48,252,307
Assured Guaranty Municipal Holdings Inc., 6.25%(a)	395,374	9,417,809
Axis Capital Holdings Ltd., 7.25%	385,573	9,685,594
Endurance Specialty Holdings Ltd., 7.50%(a)	462,729	11,794,962
Endurance Specialty Holdings Ltd., 7.75%	356,001	9,088,706
Everest Re Capital Trust II Series B, 6.20%	445,442	11,011,326
Hartford Financial Services Group Inc., 7.25%(a)	1,074,510	20,179,298
ING Groep NV, 6.13%(a)	1,366,466	22,287,060
ING Groep NV, 6.20%	958,812	15,753,281
ING Groep NV, 6.38%	1,949,512	32,634,831
ING Groep NV, 7.05%	1,557,366	28,203,898
ING Groep NV, 7.20%	2,092,445	39,128,721
ING Groep NV, 7.38%(a)	2,843,621	52,407,935
ING Groep NV, 8.50%(a)	3,849,496	83,842,023
MetLife Inc., 4.00%(a)(b)	1,251,482	27,545,119
MetLife Inc., 6.50%	3,292,307	83,887,982
Montpelier Re Holdings Ltd., 8.88%(a)	243,763	6,642,542
PartnerRe Ltd., 6.75%(a)	523,313	13,265,985
PartnerRe Ltd., 7.25%(a)	655,100	17,360,150
Phoenix Companies Inc. (The), 7.45%(a)	429,629	8,291,840
Protective Life Corp., 8.00%(a)	78,696	1,876,113
Prudential Financial Inc., 9.00%(a)	1,444,233	39,297,580
Prudential PLC, 6.50%(a)	540,280	13,701,501
Prudential PLC, 6.75%	528,901	13,428,796
RenaissanceRe Holdings Ltd., 6.08%(a)	322,261	7,946,956
RenaissanceRe Holdings Ltd. Series D, 6.60%(a)	1,132,443	28,492,266

		816,310,133

MEDIA—2.06%
CBS Corp., 6.75%	1,271,674	32,313,236
Comcast Corp., 6.63%(a)	1,076,005	28,072,970
Comcast Corp. Series B, 7.00%	1,879,155	48,087,577
Viacom Inc., 6.85%	1,401,447	35,176,320

		143,650,103

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2011

MINING—0.61%
AngloGold Ashanti Holdings Finance PLC, 6.00%(a)	780,914	37,273,025
Molycorp Inc. Series A, 5.50%	96,486	5,421,549

		42,694,574
OIL & GAS—0.91%
Apache Corp., 6.00%(a)	1,163,946	63,178,989

		63,178,989
REAL ESTATE INVESTMENT TRUSTS—5.90%
Ashford Hospitality Trust Inc. Series D, 8.45%	422,445	9,851,417
Capstead Mortgage Corp. Series B, 1.26%(a)	965,327	13,977,935
CBL & Associates Properties Inc. Series D, 7.38%	825,474	19,547,224
CommonWealth REIT, 7.50%	120,676	2,549,884
CommonWealth REIT Series D, 6.50%	1,125,476	22,835,908
CommonWealth REIT Series E, 7.25%	261,528	6,404,821
DDR Corp. Series H, 7.38%	643,456	15,603,808
Digital Realty Trust Inc., 7.00%	560,891	14,353,201
Duke Realty Corp. Series O, 8.38%	822,810	21,598,762
DuPont Fabros Technology Inc. Series A, 7.88%	306,757	7,702,668
Equity Lifestyle Properties Inc. Series A, 8.03%	330,631	8,368,271
First Industrial Realty Trust Inc. Series J, 7.25%	259,594	5,604,634
First Potomac Realty Trust Series A, 7.75%	149,302	3,787,792
Health Care REIT Inc. Series I, 6.50%	673,599	34,468,061
Hersha Hospitality Trust Series B, 8.00%	196,619	4,345,280
Hospitality Properties Trust Series C, 7.00%(a)	1,188,989	29,403,698
Kimco Realty Corp. Series G, 7.75%	1,163,879	29,969,884
Kimco Realty Corp. Series H, 6.90%(a)	142,747	3,908,413
NorthStar Realty Finance Corp. Series B, 8.25%	352,310	7,180,078
Pebblebrook Hotel Trust Series A, 7.88%	218,222	5,239,510
Public Storage, 6.35%	523,373	14,083,967
Public Storage, 6.88%	121,722	3,488,552
Public Storage Series M, 6.63%	901,531	22,943,964
Public Storage Series P, 6.50%(a)	109,378	2,992,582
Public Storage Series Q, 6.50%	681,978	19,095,384
Vornado Realty LP, 7.88%	884,070	24,294,244
Vornado Realty Trust, 6.88%	245,417	6,599,263
Wachovia Preferred Funding Corp., 7.25%	1,361,857	35,163,148
Weingarten Realty Investors Series F, 6.50%	641,135	16,150,191

		411,512,544
TELECOMMUNICATIONS—2.14%
AT&T Inc., 6.38%(a)	1,837,581	49,155,292
Qwest Corp., 7.38%	1,245,988	33,068,522
Qwest Corp., 7.50%	899,788	23,754,403
Telephone & Data Systems Inc., 6.88%	434,235	11,568,020
Telephone & Data Systems Inc., 7.00%(a)	544,326	14,685,916
United States Cellular Corp., 6.95%	634,941	16,902,129

		149,134,282
TRANSPORTATION—0.19%
Seaspan Corp. Series C, 9.50%	495,614	13,530,262

		13,530,262

TOTAL PREFERRED STOCKS
(Cost: $7,328,929,720)		6,957,777,824

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2011

SHORT-TERM INVESTMENTS—2.76%

MONEY MARKET FUNDS—2.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(e)(f)	137,262,103	137,262,103
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(e)(f)	11,990,027	11,990,027
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(e)	43,001,037	43,001,037

		192,253,167

TOTAL SHORT-TERM INVESTMENTS
(Cost: $192,253,167)		192,253,167

TOTAL INVESTMENTS IN SECURITIES—102.44%
(Cost: $7,521,182,887)		7,150,030,991
Other Assets, Less Liabilities—(2.44)%		(170,192,260)

NET ASSETS—100.00%		$6,979,838,731

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Affiliated issuer. See Note 2.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Municipal Series/Index Fund	iShares Index Fund
2012 S&P AMT-Free	S&P Developed ex-U.S. Property
2013 S&P AMT-Free	S&P Emerging Markets Infrastructure
2014 S&P AMT-Free	S&P Europe 350
2015 S&P AMT-Free	S&P Global 100
2016 S&P AMT-Free	S&P Global Clean Energy
2017 S&P AMT-Free	S&P Global Consumer Discretionary Sector
Nasdaq Biotechnology	S&P Global Consumer Staples Sector
Russell Top 200	S&P Global Energy Sector
Russell Top 200 Growth	S&P Global Financials Sector
Russell Top 200 Value	S&P Global Healthcare Sector
Russell 1000	S&P Global Industrials Sector
Russell 1000 Growth	S&P Global Infrastructure
Russell 1000 Value	S&P Global Materials Sector
Russell 2000	S&P Global Nuclear Energy
Russell 2000 Growth	S&P Global Technology Sector
Russell 2000 Value	S&P Global Telecommunications Sector
Russell 3000	S&P Global Timber & Forestry
Russell 3000 Growth	S&P Global Utilities Sector
Russell 3000 Value	S&P India Nifty 50
Russell Microcap	S&P International Preferred Stock(a)
Russell Midcap	S&P Latin America 40
Russell Midcap Growth	S&P MidCap 400
Russell Midcap Value	S&P MidCap 400 Growth
S&P 100	S&P MidCap 400 Value
S&P 1500	S&P SmallCap 600
S&P 500	S&P SmallCap 600 Growth
S&P 500 Growth	S&P SmallCap 600 Value
S&P 500 Value	S&P/TOPIX 150
S&P Asia 50	S&P U.S. Preferred Stock

(a)	The Fund commenced operations on November 15, 2011.

The iShares S&P India Nifty 50 Index Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The accompanying consolidated schedule of investments includes the securities held by the Subsidiary.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and exchange-traded financial futures contracts. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of December 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

	Investments
iShares Municipal Series/Index Fund and Investment Type	Level 1	Level 2	Level 3	Total
2012 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$29,924,509	$—	$29,924,509
Short-Term Investments	185,678	—	—	185,678

	$185,678	$29,924,509	$—	$30,110,187

2013 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$32,504,752	$—	$32,504,752
Short-Term Investments	172,061	—	—	172,061

	$172,061	$32,504,752	$—	$32,676,813

2014 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$32,827,709	$—	$32,827,709
Short-Term Investments	130,454	—	—	130,454

	$130,454	$32,827,709	$—	$32,958,163

2015 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$33,796,300	$—	$33,796,300
Short-Term Investments	127,205	—	—	127,205

	$127,205	$33,796,300	$—	$33,923,505

2016 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$26,071,131	$—	$26,071,131
Short-Term Investments	12,855	—	—	12,855

	$12,855	$26,071,131	$—	$26,083,986

2017 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$34,983,825	$—	$34,983,825

Short-Term Investments	29,516	—	—	29,516

	$29,516	$34,983,825	$—	$35,013,341

Nasdaq Biotechnology
Assets:
Common Stocks	$1,393,486,848	$—	$—	$1,393,486,848
Short-Term Investments	221,201,187	—	—	221,201,187

	$1,614,688,035	$—	$—	$1,614,688,035

Russell Top 200
Assets:
Common Stocks	$108,851,494	$—	$—	$108,851,494
Short-Term Investments	76,840	—	—	76,840

	$108,928,334	$—	$—	$108,928,334

Russell Top 200 Growth
Assets:
Common Stocks	$401,023,905	$—	$—	$401,023,905
Short-Term Investments	234,049	—	—	234,049

	$401,257,954	$—	$—	$401,257,954

Russell Top 200 Value
Assets:
Common Stocks	$136,937,569	$—	$—	$136,937,569
Short-Term Investments	115,413	—	—	115,413

	$137,052,982	$—	$—	$137,052,982

Russell 1000
Assets:
Common Stocks	$6,286,502,286	$3,124	$3	$6,286,505,413
Preferred Stocks	—	3,124	—	3,124
Short-Term Investments	190,111,076	—	—	190,111,076

	$6,476,613,362	$6,248	$3	$6,476,619,613

Russell 1000 Growth
Assets:
Common Stocks	$14,185,995,008	$—	$11	$14,185,995,019
Short-Term Investments	784,127,241	—	—	784,127,241

	$14,970,122,249	$—	$11	$14,970,122,260

Russell 1000 Value
Assets:
Common Stocks	$11,327,840,070	$11,237	$—	$11,327,851,307
Preferred Stocks	—	11,237	—	11,237
Short-Term Investments	278,381,186	—	—	278,381,186

	$11,606,221,256	$22,474	$—	$11,606,243,730

Russell 2000
Assets:
Common Stocks	$14,080,807,607	$27,926	$2,764	$14,080,838,297
Warrants	—	14	—	14
Short-Term Investments	2,511,950,559	—	—	2,511,950,559

	$16,592,758,166	$27,940	$2,764	$16,592,788,870

Russell 2000 Growth
Assets:
Common Stocks	$3,488,029,780	$5,257	$—	$3,488,035,037
Warrants	—	7	—	7

Short-Term Investments	630,441,466	—		—		630,441,466

	$4,118,471,246	$5,264		$—		$4,118,476,510

Russell 2000 Value
Assets:
Common Stocks	$3,873,763,014	$13,053		$1,736		$3,873,777,803
Short-Term Investments	623,360,216	—		—		623,360,216

	$4,497,123,230	$13,053		$1,736		$4,497,138,019

Russell 3000
Assets:
Common Stocks	$3,201,374,323	$2,124		$58		$3,201,376,505
Preferred Stocks	—	1,484		—		1,484
Warrants	—	1		—		1
Short-Term Investments	119,201,229	—		—		119,201,229

	$3,320,575,552	$3,609		$58		$3,320,579,219

Russell 3000 Growth
Assets:
Common Stocks	$346,232,089	$60		$0	(a)	$346,232,149
Warrants	—	0	(a)	—		0	(a)
Short-Term Investments	9,418,276	—		—		9,418,276

	$355,650,365	$60		$0	(a)	$355,650,425

Russell 3000 Value
Assets:
Common Stocks	$306,743,242	$367		$11		$306,743,620
Preferred Stocks	—	267		—		267
Short-Term Investments	6,915,768	—		—		6,915,768

	$313,659,010	$634		$11		$313,659,655

Russell Microcap
Assets:
Common Stocks	$388,223,836	$—		$465		$388,224,301
Short-Term Investments	67,479,160	—		—		67,479,160

	$455,702,996	$—		$465		$455,703,461

Russell Midcap
Assets:
Common Stocks	$5,994,555,235	$10,438		$8		$5,994,565,681
Preferred Stocks	—	10,438		—		10,438
Short-Term Investments	408,281,574	—		—		408,281,574

	$6,402,836,809	$20,876		$8		$6,402,857,693

Russell Midcap Growth
Assets:
Common Stocks	$2,892,544,886	$—		$10		$2,892,544,896
Short-Term Investments	207,417,345	—		—		207,417,345

	$3,099,962,231	$—		$10		$3,099,962,241

Russell Midcap Value
Assets:
Common Stocks	$2,735,250,262	$9,516		$—		$2,735,259,778
Preferred Stocks	—	9,516		—		9,516
Short-Term Investments	119,166,575	—		—		119,166,575

	$2,854,416,837	$19,032		$—		$2,854,435,869

S&P 100
Assets:
Common Stocks	$2,872,081,711	$—	$—	$2,872,081,711
Short-Term Investments	44,738,815	—	—	44,738,815
Liabilities:
Short Positions	(1,440,936)	—	—	(1,440,936)

	$2,915,379,590	$—	$—	$2,915,379,590

S&P 1500
Assets:
Common Stocks	$298,892,451	$152	$7	$298,892,610
Preferred Stocks	—	152	—	152
Short-Term Investments	5,561,977	—	—	5,561,977

	$304,454,428	$304	$7	$304,454,739

S&P 500
Assets:
Common Stocks	$26,168,493,641	$14,762	$—	$26,168,508,403
Preferred Stocks	—	14,762	—	14,762
Short-Term Investments	680,416,147	—	—	680,416,147
Liabilities:
Short Positions	(4,026)	—	—	(4,026)

	$26,848,905,762	$29,524	$—	$26,848,935,286

S&P 500 Growth
Assets:
Common Stocks	$6,391,445,062	$—	$—	$6,391,445,062
Short-Term Investments	181,956,409	—	—	181,956,409

	$6,573,401,471	$—	$—	$6,573,401,471

S&P 500 Value
Assets:
Common Stocks	$3,894,863,965	$4,696	$—	$3,894,868,661
Preferred Stocks	—	4,696	—	4,696
Short-Term Investments	82,269,215	—	—	82,269,215

	$3,977,133,180	$9,392	$—	$3,977,142,572

S&P Asia 50
Assets:
Common Stocks	$176,487,497	$—	$—	$176,487,497
Short-Term Investments	10,595,343	—	—	10,595,343

	$187,082,840	$—	$—	$187,082,840

S&P Developed ex-U.S. Property
Assets:
Common Stocks	$115,494,910	$—	$42,683	$115,537,593
Rights	—	728	—	728
Warrants	—	—	1	1
Short-Term Investments	3,011,325	—	—	3,011,325

	$118,506,235	$728	$42,684	$118,549,647

S&P Emerging Markets Infrastructure
Assets:
Common Stocks	$89,004,672	$—	$—	$89,004,672
Investment Companies	4,153,813	—	—	4,153,813
Preferred Stocks	8,391,970	—	—	8,391,970
Short-Term Investments	5,994,911	—	—	5,994,911

	$107,545,366	$—	$—	$107,545,366

S&P Europe 350
Assets:
Common Stocks	$905,413,063	$—	$27	$905,413,090
Preferred Stocks	6,147,406	—	—	6,147,406
Short-Term Investments	14,651,174	—	—	14,651,174

	$926,211,643	$—	$27	$926,211,670

S&P Global 100
Assets:
Common Stocks	$971,425,578	$—	$—	$971,425,578
Short-Term Investments	5,441,167	—	—	5,441,167

	$976,866,745	$—	$—	$976,866,745

S&P Global Clean Energy
Assets:
Common Stocks	$27,869,437	$—	$—	$27,869,437
Preferred Stocks	3,903,787	—	—	3,903,787
Short-Term Investments	5,388,715	—	—	5,388,715

	$37,161,939	$—	$—	$37,161,939

S&P Global Consumer Discretionary Sector
Assets:
Common Stocks	$109,838,145	$698,194	$—	$110,536,339
Preferred Stocks	1,727,266	305	—	1,727,571
Short-Term Investments	2,391,924	—	—	2,391,924

	$113,957,335	$698,499	$—	$114,655,834

S&P Global Consumer Staples Sector
Assets:
Common Stocks	$455,624,419	$1,008,031	$—	$456,632,450
Preferred Stocks	7,131,840	—	—	7,131,840
Short-Term Investments	1,973,840	—	—	1,973,840

	$464,730,099	$1,008,031	$—	$465,738,130

S&P Global Energy Sector
Assets:
Common Stocks	$1,099,495,766	$—	$—	$1,099,495,766
Preferred Stocks	21,450,222	—	—	21,450,222
Short-Term Investments	15,178,581	—	—	15,178,581

	$1,136,124,569	$—	$—	$1,136,124,569

S&P Global Financials Sector
Assets:
Common Stocks	$144,160,042	$—	$85	$144,160,127
Preferred Stocks	2,756,624	—	—	2,756,624
Short-Term Investments	4,845,728	—	—	4,845,728

	$151,762,394	$—	$85	$151,762,479

S&P Global Healthcare Sector
Assets:
Common Stocks	$528,503,304	$—	$—	$528,503,304
Short-Term Investments	7,785,107	—	—	7,785,107

	$536,288,411	$—	$—	$536,288,411

S&P Global Industrials Sector
Assets:
Common Stocks	$166,697,575	$—	$—	$166,697,575
Short-Term Investments	2,853,020	—	—	2,853,020

	$169,550,595	$—	$—	$169,550,595

S&P Global Infrastructure
Assets:
Common Stocks	$414,426,597	$—	$—	$414,426,597
Preferred Stocks	2,092,549	—	—	2,092,549
Short-Term Investments	11,072,838	—	—	11,072,838
Liabilities:
Short Positions	(2,875,384)	—	—	(2,875,384)

	$424,716,600	$—	$—	$424,716,600

S&P Global Materials Sector
Assets:
Common Stocks	$460,855,175	$—	$—	$460,855,175
Preferred Stocks	14,556,630	—	—	14,556,630
Short-Term Investments	835,192	—	—	835,192

	$476,246,997	$—	$—	$476,246,997

S&P Global Nuclear Energy
Assets:
Common Stocks	$11,059,151	$—	$—	$11,059,151
Short-Term Investments	192,864	—	—	192,864

	$11,252,015	$—	$—	$11,252,015

S&P Global Technology Sector
Assets:
Common Stocks	$474,912,599	$—	$—	$474,912,599
Short-Term Investments	15,458,272	—	—	15,458,272

	$490,370,871	$—	$—	$490,370,871

S&P Global Telecommunications Sector
Assets:
Common Stocks	$427,751,388	$—	$—	$427,751,388
Preferred Stocks	1,196,928	—	—	1,196,928
Short-Term Investments	13,950,816	—	—	13,950,816

	$442,899,132	$—	$—	$442,899,132

S&P Global Timber & Forestry
Assets:
Common Stocks	$141,619,856	$—	$7,726	$141,627,582
Short-Term Investments	18,586,575	—	—	18,586,575

	$160,206,431	$—	$7,726	$160,214,157

S&P Global Utilities Sector
Assets:
Common Stocks	$234,615,066	$—	$—	$234,615,066
Preferred Stocks	2,409,771	—	—	2,409,771
Short-Term Investments	2,688,339	—	—	2,688,339

	$239,713,176	$—	$—	$239,713,176

S&P India Nifty 50
Assets:
Common Stocks	$214,360,941	$—	$—	$214,360,941
Short-Term Investments	214,651	—	—	214,651

	$214,575,592	$—	$—	$214,575,592

S&P International Preferred Stock

Assets:
Preferred Stocks	$7,374,521	$—	$—	$7,374,521
Short-Term Investments	24,898	—	—	24,898

	$7,399,419	$—	$—	$7,399,419

S&P Latin America 40
Assets:
Common Stocks	$901,593,829	$—	$—	$901,593,829
Preferred Stocks	817,957,698	—	—	817,957,698
Short-Term Investments	34,520,665	—	—	34,520,665

	$1,754,072,192	$—	$—	$1,754,072,192

S&P MidCap 400
Assets:
Common Stocks	$9,283,955,591	$—	$58	$9,283,955,649
Short-Term Investments	1,224,619,300	—	—	1,224,619,300
Futures Contracts(b)	306,322	—	—	306,322

	$10,508,881,213	$—	$58	$10,508,881,271

S&P MidCap 400 Growth
Assets:
Common Stocks	$2,629,320,917	$—	$36	$2,629,320,953
Short-Term Investments	336,767,754	—	—	336,767,754

	$2,966,088,671	$—	$36	$2,966,088,707

S&P MidCap 400 Value
Assets:
Common Stocks	$1,985,382,378	$—	$—	$1,985,382,378
Short-Term Investments	183,661,884	—	—	183,661,884

	$2,169,044,262	$—	$—	$2,169,044,262

S&P SmallCap 600
Assets:
Common Stocks	$6,907,918,378	$—	$3,490	$6,907,921,868
Short-Term Investments	1,116,928,355	—	—	1,116,928,355

	$8,024,846,733	$—	$3,490	$8,024,850,223

S&P SmallCap 600 Growth
Assets:
Common Stocks	$1,559,175,497	$—	$—	$1,559,175,497
Short-Term Investments	257,427,366	—	—	257,427,366

	$1,816,602,863	$—	$—	$1,816,602,863

S&P SmallCap 600 Value
Assets:
Common Stocks	$1,589,460,359	$—	$1,774	$1,589,462,133
Short-Term Investments	242,397,593	—	—	242,397,593

	$1,831,857,952	$—	$1,774	$1,831,859,726

S&P/TOPIX 150
Assets:
Common Stocks	$70,460,467	$—	$—	$70,460,467
Short-Term Investments	269,730	—	—	269,730

	$70,730,197	$—	$—	$70,730,197

S&P U.S. Preferred Stock
Assets:
Preferred Stocks	$6,957,777,824	$—	$—	$6,957,777,824
Short-Term Investments	192,253,167	—	—	192,253,167

	$7,150,030,991	$—	$—	$7,150,030,991

(a)	Rounds to less than $1.
(b)	Futures contracts are shown at the unrealized appreciation (depreciation) on the contracts.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Municipal Series/Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
2012 S&P AMT-Free	$30,033,029	$77,209	$(51)	$77,158
2013 S&P AMT-Free	32,356,359	326,798	(6,344)	320,454
2014 S&P AMT-Free	32,504,302	475,447	(21,586)	453,861
2015 S&P AMT-Free	33,010,027	913,506	(28)	913,478
2016 S&P AMT-Free	24,978,330	1,105,656	—	1,105,656
2017 S&P AMT-Free	33,230,981	1,782,360	—	1,782,360
Nasdaq Biotechnology	1,962,813,465	111,200,076	(459,325,506)	(348,125,430)
Russell Top 200	111,191,804	5,082,211	(7,345,681)	(2,263,470)
Russell Top 200 Growth	387,290,925	30,070,174	(16,103,145)	13,967,029
Russell Top 200 Value	141,281,635	9,656,394	(13,885,047)	(4,228,653)
Russell 1000	7,170,691,692	473,993,948	(1,168,066,027)	(694,072,079)
Russell 1000 Growth	14,212,214,182	1,646,377,251	(888,469,173)	757,908,078
Russell 1000 Value	12,805,148,608	1,006,390,928	(2,205,295,806)	(1,198,904,878)
Russell 2000	21,228,225,683	86,528,581	(4,721,965,394)	(4,635,436,813)
Russell 2000 Growth	4,595,665,043	189,994,574	(667,183,107)	(477,188,533)
Russell 2000 Value	5,198,093,505	244,989,341	(945,944,827)	(700,955,486)
Russell 3000	3,713,949,087	358,674,728	(752,044,596)	(393,369,868)
Russell 3000 Growth	345,173,941	37,204,603	(26,728,119)	10,476,484
Russell 3000 Value	388,774,448	25,861,206	(100,975,999)	(75,114,793)
Russell Microcap	574,514,602	26,719,113	(145,530,254)	(118,811,141)
Russell Midcap	6,545,173,876	813,205,736	(955,521,919)	(142,316,183)
Russell Midcap Growth	3,020,897,046	382,671,785	(303,606,590)	79,065,195
Russell Midcap Value	3,179,831,074	208,176,236	(533,571,441)	(325,395,205)
S&P 100	3,478,595,475	120,971,296	(684,187,181)	(563,215,885)
S&P 1500	313,960,231	44,047,427	(53,552,919)	(9,505,492)
S&P 500	30,161,591,375	1,747,234,131	(5,059,890,220)	(3,312,656,089)
S&P 500 Growth	5,768,132,158	1,002,035,562	(196,766,249)	805,269,313
S&P 500 Value	4,581,322,136	287,380,214	(891,559,778)	(604,179,564)
S&P Asia 50	177,431,579	26,568,171	(16,916,910)	9,651,261
S&P Developed ex-U.S. Property	156,691,960	4,861,155	(43,003,468)	(38,142,313)
S&P Emerging Markets Infrastructure	118,143,176	4,764,987	(15,362,797)	(10,597,810)
S&P Europe 350	1,282,023,795	58,451,039	(414,263,164)	(355,812,125)

S&P Global 100	1,192,905,983	54,861,072	(270,900,310)	(216,039,238)
S&P Global Clean Energy	61,417,028	1,387,971	(25,643,060)	(24,255,089)
S&P Global Consumer Discretionary	110,960,060	14,473,971	(10,778,197)	3,695,774
S&P Global Consumer Staples	431,049,064	52,332,627	(17,643,561)	34,689,066
S&P Global Energy	1,171,046,565	99,675,607	(134,597,603)	(34,921,996)
S&P Global Financials	261,762,877	3,523,355	(113,523,753)	(110,000,398)
S&P Global Healthcare	565,992,778	28,963,220	(58,667,587)	(29,704,367)
S&P Global Industrials	190,750,480	10,393,825	(31,593,710)	(21,199,885)
S&P Global Infrastructure	438,606,549	65,251,386	(79,141,335)	(13,889,949)
S&P Global Materials	582,521,155	15,625,516	(121,899,674)	(106,274,158)
S&P Global Nuclear Energy	14,458,646	333,459	(3,540,090)	(3,206,631)
S&P Global Technology	512,515,766	71,220,752	(93,365,647)	(22,144,895)
S&P Global Telecommunications	509,230,495	13,996,149	(80,327,512)	(66,331,363)
S&P Global Timber & Forestry	201,296,809	5,831,107	(46,913,759)	(41,082,652)
S&P Global Utilities	309,435,007	16,192,249	(85,914,080)	(69,721,831)
S&P India Nifty 50	286,558,524	2,277,063	(74,259,995)	(71,982,932)
S&P International Preferred Stock	7,349,540	72,308	(22,429)	49,879
S&P Latin America 40	2,079,701,395	118,603,811	(444,233,014)	(325,629,203)
S&P MidCap 400	10,825,778,221	935,990,279	(1,253,193,551)	(317,203,272)
S&P MidCap 400 Growth	2,930,341,687	212,583,065	(176,836,045)	35,747,020
S&P MidCap 400 Value	2,285,401,310	171,362,236	(287,719,284)	(116,357,048)
S&P SmallCap 600	8,835,865,924	551,542,829	(1,362,558,530)	(811,015,701)
S&P SmallCap 600 Growth	1,708,214,886	198,973,683	(90,585,706)	108,387,977
S&P SmallCap 600 Value	1,951,668,294	137,472,131	(257,280,699)	(119,808,568)
S&P/TOPIX 150	107,436,046	1,933,787	(38,639,636)	(36,705,849)
S&P U.S. Preferred Stock	7,537,106,310	200,234,146	(587,309,465)	(387,075,319)

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

The iShares S&P Emerging Markets Infrastructure Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the nine months ended December 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held Beginning of Period	Shares Purchased	Shares Sold	Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell Top 200
BlackRock Inc.	149	1,294	(427)	1,016	$181,092	$2,951	$(6,359)
PNC Financial Services Group Inc. (The)	839	7,302	(1,873)	6,268	361,476	4,790	(6,682)

					$542,568	$7,741	$(13,041)

Russell Top 200 Growth
BlackRock Inc.	2,387	2,676	(1,347)	3,716	$662,340	$13,958	$(18,319)

Russell Top 200 Value
BlackRock Inc.	3,050	789	(2,530)	1,309	$233,316	$8,356	$(60,427)
PNC Financial Services Group Inc. (The)	25,908	7,547	(17,625)	15,830	912,916	23,228	(101,336)

					$1,146,232	$31,584	$(161,763)

Russell 1000
BlackRock Inc.	48,066	10,542	(16,928)	41,680	$7,429,043	$184,958	$(388,949)
PNC Financial Services Group Inc. (The)	270,596	61,225	(75,510)	256,311	14,781,455	276,654	(54,937)

					$22,210,498	$461,612	$(443,886)

Russell 1000 Growth
BlackRock Inc.	62,131	57,856	(26,679)	93,308	$16,631,218	$339,600	$(551,033)

Russell 1000 Value
BlackRock Inc.	108,357	15,867	(48,569)	75,655	$13,484,747	$353,535	$(847,306)
PNC Financial Services Group Inc. (The)	925,614	171,100	(174,814)	921,900	53,165,973	922,427	(328,938)

					$66,650,720	$1,275,962	$(1,176,244)

Russell 2000
BlackRock Kelso Capital Corp.	993,446	2,866,793	(3,089,320)	770,919	$6,290,699	$657,387	$(441,709)
PennyMac Mortgage Investment Trust	383,426	2,083,046	(2,110,440)	356,032	5,917,252	513,939	(251,995)

					$12,207,951	$1,171,326	$(693,704)

Russell 2000 Value
BlackRock Kelso Capital Corp.	541,091	104,503	(186,062)	459,532	$3,749,781	$386,823	$(254,646)
PennyMac Mortgage Investment Trust	209,864	79,352	(93,899)	195,317	3,246,169	270,447	(71,497)

					$6,995,950	$657,270	$(326,143)

Russell 3000
BlackRock Inc.	21,470	2,796	(4,696)	19,570	$3,488,157	$83,944	$(106,133)
BlackRock Kelso Capital Corp.	14,995	3,622	(2,108)	16,509	134,713	13,002	(4,308)
PennyMac Mortgage Investment Trust	6,155	860	(714)	6,301	104,723	8,749	(59)
PNC Financial Services Group Inc. (The)	120,897	16,375	(17,006)	120,266	6,935,740	124,568	(1,039)

					$10,663,333	$230,263	$(111,539)

Russell 3000 Growth
BlackRock Inc.	1,503	1,404	(809)	2,098	$373,948	$7,365	$(16,214)

Russell 3000 Value
BlackRock Inc.	2,851	218	(1,178)	1,891	$337,052	$8,936	$(33,047)
BlackRock Kelso Capital Corp.	3,589	44	(583)	3,050	24,888	2,425	(488)
PennyMac Mortgage Investment Trust	1,296	97	(184)	1,209	20,094	1,699	(247)
PNC Financial Services Group Inc. (The)	24,197	2,597	(3,780)	23,014	1,327,217	23,753	(18,513)

					$1,709,251	$36,813	$(52,295)

Russell Microcap
PennyMac Mortgage Investment Trust	55,096	8,151	(15,308)	47,939	$796,746	$71,511	$(7,089)

S&P 1500
BlackRock Inc.	—	2,524	(201)	2,323	$414,052	$9,684	$(5,195)
PNC Financial Services Group Inc. (The)	12,850	348	(997)	12,201	703,632	13,299	(8,559)

					$1,117,684	$22,983	$(13,754)

S&P 500
BlackRock Inc.	—	288,996	(58,886)	230,110	$41,014,807	$939,217	$(481,696)
PNC Financial Services Group Inc. (The)	1,174,285	351,539	(315,667)	1,210,157	69,789,754	1,265,431	(68,220)

					$110,804,561	$2,204,648	$(549,916)

S&P 500 Growth
BlackRock Inc.	—	113,532	(9,991)	103,541	$18,455,148	$311,688	$(77,481)

S&P 500 Value
BlackRock Inc.	—	25,072	(25,072)	—	$—	$83,622	$(664,713)
PNC Financial Services Group Inc. (The)	401,289	76,916	(83,673)	394,532	22,752,660	411,206	(355,135)

					$22,752,660	$494,828	$(1,019,848)

S&P Emerging Markets Infrastructure
iShares MSCI Chile Investable Market Index Fund	17,400	1,800	(19,200)	—	$—	$17,379	$(48,313)
iShares MSCI Malaysia Index Fund	355,777	41,049	(86,840)	309,986	4,153,813	197,598	228,925
iShares MSCI South Korea Index Fund	58,929	6,795	(65,724)	—	—	20,498	(293,953)

					$4,153,813	$235,475	$(113,341)

S&P Global Financials Sector
BlackRock Inc.	—	6,435	(2,663)	3,772	$672,321	$17,812	$(45,441)
PNC Financial Services Group Inc. (The)	30,620	4,174	(15,278)	19,516	1,125,488	27,744	(25,337)

					$1,797,809	$45,556	$(70,778)

S&P U.S. Preferred Stock
PNC Capital Trust D	243,106	167,993	(40,792)	370,307	$9,328,033	$331,267	$10,316
PNC Capital Trust E	1,273,231	306,222	(303,091)	1,276,362	33,351,339	1,894,787	196,660
PNC Financial Services Group Inc. (The) Series L	40,893	54,158	(7,751)	87,300	2,444,400	106,591	(4,026)

					$45,123,772	$2,332,645	$202,950

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of December 31, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

4. FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	February 28, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	February 28, 2012